UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03213
NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)
1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN, PENNSYLVANIA 19428
(Address of principal executive offices)      (Zip code)
Eric E. Miller, Esq.
1200 River Road
Suite 1000
Conshohocken, Pennsylvania 19428
(Name and address of agent for service)
Registrant’s telephone number, including area code: (484) 530-1300
Date of fiscal year end: December 31, 2008
Date of reporting period: January 1, 2008 through December 31, 2008
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

American Funds NVIT Asset Allocation Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-AM-AA (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

High-yield funds typically are subject to greater risk and price volatility than funds that invest in higher-rated debt securities.

Small-company stocks — as well as mid-cap stocks — have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Market indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

There is no assurance that a diversified portfolio will produce better results than a nondiversified portfolio.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with American Funds.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

American Funds NVIT Asset Allocation Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the American Funds NVIT Asset Allocation Fund (Class II at NAV) registered -29.77% versus -37.00% for its benchmark, the Standard & Poor’s 500® (S&P 500) Index. For broader comparison, the average return for the Fund’s Lipper peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 197 funds as of December 31, 2008) was -29.60% for the same time period.

Below is the 2008 annual report commentary from American Funds Insurance Series® Asset Allocation Fund (referred to as the “Master Fund,” which is the sole investment of the Asset Allocation Fund). The Master Fund’s performance return shown below and the Asset Allocation Fund’s performance return given above are different because different expense ratios apply to the Master Fund versus the Asset Allocation Fund.

Asset Allocation Fund was down 29.51% for the 12 months ended December 31, 2008. The S&P 500 declined 36.99%. On the fixed-income side, Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) gained 5.24%.

In the face of a very difficult year, the fund’s diversified portfolio helped it avoid the extreme lows of the equity market. Within its equity holdings, financials, energy, materials and commodities stocks detracted from results.

The bond portfolio also struggled as pressures in the financial markets hurt its holdings in mortgage- and asset-backed securities as well as corporate bonds. High-yield securities hurt fund results the most among bonds as their prices plummeted.

Over the course of the year, the fund added to its debt securities holdings and reduced its position in money market securities.

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Portfolio Managers: American Funds Team Members — Alan N. Berro, Susan M. Tolson, Michael T. Kerr and James R. Mulally

4 2008 Annual Report

Fund Performance	American Funds NVIT Asset Allocation Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

			Gross	Net
			Expense	Expense
	1 Yr.	Inception[2]	Ratio*	Ratio*

Class II	-29.77%	-8.53%	0.78%	0.63%

*	As of December 31, 2007. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on May 1, 2006.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Asset Allocation Fund versus performance of the Standard & Poor’s 500 Index (S&P 500 Index)(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	American Funds NVIT Asset Allocation Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
American Funds NVIT			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Asset Allocation Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class II	Actual		1,000.00	751.20	3.21	0.73
	Hypothetical	[b]	1,000.00	1,021.47	3.72	0.73

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, to reflect a one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

American Funds
NVIT Asset
Allocation Fund

Assets:
Investments in Master Fund (cost $925,026,901)	$652,975,529
Cash	2,000
Receivable for capital shares issued	1,109,979
Prepaid expenses and other assets	1,615

Total Assets	654,089,123

Liabilities:
Payable for investments purchased	755,783
Payable for capital shares redeemed	354,196
Accrued expenses and other payables:
Fund administration fees	26,127
Master feeder service provider fee	52,329
Distribution fees	130,824
Custodian fees	8,655
Trustee fees	5,798
Compliance program costs (Note 3)	11,832
Professional fees	34,262
Printing fees	4,171
Other	19,335

Total Liabilities	1,403,312

Net Assets	$652,685,811

Represented by:
Capital	$900,101,487
Accumulated net realized gains from investment transactions	24,635,696
Net unrealized appreciation/(depreciation) from investments	(272,051,372)

Net Assets	$652,685,811

Net Assets:
Class II Shares	652,685,811

Total	$652,685,811

Shares outstanding (unlimited number of shares authorized):
Class II Shares	50,169,460

Total	50,169,460

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$13.01

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 7

Statement of Operations
For the Year Ended December 31, 2008

American Funds
NVIT Asset
Allocation Fund

INVESTMENT INCOME:
Dividend income from Master Fund	$21,920,200

Total Income	21,920,200

EXPENSES:
Fund administration fees	294,135
Master feeder service provider fee	1,566,661
Distribution fees Class II Shares	1,566,658
Distribution fees Class VII Shares (a)	4
Administrative services fees Class II Shares	1,577,878
Custodian fees	28,419
Trustee fees	22,867
Compliance program costs (Note 3)	13,495
Professional fees	108,798
Printing fees	66,160
Other	50,694

Total expenses before earnings credit and expenses waived	5,295,769
Earnings credit (Note 4)	(2,305)
Expenses waived for Master feeder service provider fee	(940,006)

Net Expenses	4,353,458

NET INVESTMENT INCOME	17,566,742

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(490,063)
Net realized gain distributions from Master Fund	25,975,444

Net realized gains from investment transactions and distributions from Master Fund	25,485,381
Net change in unrealized appreciation/(depreciation) from investments	(267,295,843)

Net realized/unrealized gains on investments	(241,810,462)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(224,243,720)

(a)	Effective December 3, 2008, the Fund ceased offering Class VII Shares.

The accompanying notes are an integral part of these financial statements.

8 Annual Report 2008

Statements of Changes in Net Assets

	American Funds NVIT
	Asset Allocation Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$17,566,742	$9,200,003
Net realized gains from investment transactions and distributions from Master Fund	25,485,381	9,551,290
Net change in unrealized appreciation/(depreciation) from investments	(267,295,843)	(9,347,940)

Change in net assets resulting from operations	(224,243,720)	9,403,353

Distributions to Shareholders From:
Net investment income:
Class II	(19,502,679)	(9,263,144)
Class VII (a)	(3)	(21)
Net realized gains:
Class II	(8,403,490)	(170,790)
Class VII (a)	(12)	(1)
Tax return of capital:

Change in net assets from shareholder distributions	(27,906,184)	(9,433,956)

Change in net assets from capital transactions	379,588,666	362,527,862

Change in net assets	127,438,762	362,497,259

Net Assets:
Beginning of year	525,247,049	162,749,790

End of year	$652,685,811	$525,247,049

Accumulated net investment income (loss) at end of year	$—	$1,087,863

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$372,153,711	$363,244,338
Dividends reinvested	27,906,169	9,433,887
Cost of shares redeemed	(20,470,448)	(10,150,385)

	379,589,432	362,527,840

Class VII Shares (a)
Proceeds from shares issued	–	–
Dividends reinvested	15	22
Cost of shares redeemed	(781)	–

	(766)	22

Change in net assets from capital transactions	$379,588,666	$362,527,862

SHARE TRANSACTIONS:
Class II Shares
Issued	22,263,477	18,415,833
Reinvested	2,009,090	482,765
Redeemed	(1,244,334)	(514,982)

	23,028,233	18,383,616

Class VII Shares (a)
Issued	–	–
Reinvested	1	1
Redeemed	(59)	–

	(58)	1

Total change in shares	23,028,175	18,383,617

- Amounts designated as “-” are zero or have been rounded to zero

(a)	Effective December 3, 2008, the Fund ceased offering Class VII Shares.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 9

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

American Funds NVIT Asset Allocation Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized	Total								Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net	Net		Net Asset			Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	Investment	Investment	Realized	Total	Value, End	Total		at End of	to Average	to Average	to Average Net	Portfolio
	of Period	Income (a)	Investments	Activities	Income	Gains	Distributions	of Period	Return (b)		Period	Net Assets (c)(d)	Net Assets (c)	Assets (c)(d)(e)	Turnover (f)
Class II Shares
Year Ended December 31, 2008	$19.35	0.35	(6.08)	(5.73)	(0.41)	(0.20)	(0.61)	$13.01	(29	.77)%	$652,685,811	0.70%	2.81%	0.85%	36%
Year Ended December 31, 2007	$18.58	0.36	0.78	1.14	(0.36)	(0.01)	(0.37)	$19.35	6.14%		$525,245,924	0.63%	2.88%	0.78%	29%
Period Ended December 31, 2006 (g)	$17.92	0.36	0.66	1.02	(0.36)	–	(0.36)	$18.58	5.69%		$162,748,733	0.69%	6.18%	0.86%	38%

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Expenses do not include expenses from the Master Fund.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the American Funds NVIT Asset Allocation Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Fund (the “Master Fund”), a series of the American Funds Insurance Series, (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at December 31, 2008, was 9.19%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

The net asset value (“NAV”) per share of the Fund is calculated by taking the market value of the Master Fund and other assets owned by the Fund, allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern Time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the Close of Trading that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

2008 Annual Report 11

Notes to Financial Statements (Continued)
December 31, 2008

Please refer to the Master Fund Annual Report attached within for the Master Fund’s Security Valuation Policies.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$652,975,529	$—	$—	$—	$—	$—	$652,975,529	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for

12 Annual Report 2008

federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable periods 2006 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment master-feeder operational support services until May 1, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

2008 Annual Report 13

Notes to Financial Statements (Continued)
December 31, 2008

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class II of the Fund.

For the year ended December 31, 2008, NFS received $1,545,179 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $13,495.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s

14 Annual Report 2008

maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

6. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

7. Other

On December 3, 2008, the Board of Trustees approved the discontinuance of the Fund’s Class VII shares.

8. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$19,372,791	$8,533,393	$27,906,184	$—	$27,906,184

2007	9,263,165	170,791	9,433,956	—	9,433,956

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$25,134,954	$25,134,954	$—	$—	$(272,550,630)	$(247,415,676)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

2008 Annual Report 15

Notes to Financial Statements (Continued)
December 31, 2008

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$925,526,159	$—	$(272,550,630)	$(272,550,630)

16 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds NVIT Asset Allocation Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 with the master fund’s transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 17

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 44.74% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $33,668,347 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

18 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 19

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

20 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 21

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

22 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 23

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Annual Report 2008

American Funds NVIT Bond Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-AM-BD (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

High-yield funds typically are subject to greater risk and price volatility than funds that invest in higher-rated debt securities.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Market indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Citigroup U.S. Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted, fixed-income index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or more; generally represents the U.S. investment-grade bond market.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

There is no assurance that a diversified portfolio will produce better results than a nondiversified portfolio.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with American Funds.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

American Funds NVIT Bond Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the American Funds NVIT Bond Fund (Class II at NAV) registered -9.87% versus 7.02% for its benchmark, the Citigroup Broad Investment-Grade Bond Index. For broader comparison, the average return for the Fund’s Lipper peer category of Corporate Debt Funds BBB-Rated (consisting of 34 funds as of December 31, 2008) was -5.74% for the same time period.

Below is the 2008 annual report commentary from American Funds Insurance Series® Bond Fund (referred to as the “Master Fund,” which is the sole investment of the Bond Fund. The Master Fund’s performance return shown below and the Bond Fund’s performance return given above are different because different expense ratios apply to the Master Fund versus the Bond Fund.

Bond Fund fell 9.35% for the 12 months ended December 31, 2008. The Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) gained 5.24%.

We are disappointed with the fund’s results for the period. The losses illustrate the very challenging year experienced by many bonds across the quality spectrum. Volatility caused by fundamental economic problems was amplified by an absence of liquidity in many markets.

Financial company bonds and privately originated mortgage-backed securities are two examples of holdings that faced rapidly declining prices and, at times, little to no trading activity.

We expect that disruptions in the financial markets will continue for some time. We are very conscious of the risk of potential further declines in the bond market and are being cautious in our selection of securities. The current dislocation, combined with new bond issues being attractively priced, provides us with opportunities to take advantage of the relative value in various bond issues.

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Portfolio Managers:
American Funds Team Members — Abner D. Goldstine, John H. Smet, David C. Barclay and Mark H. Dalzell

4 Annual Report 2008

Fund Performance	American Funds NVIT Bond Fund

Average Annual Total Return1
For Periods Ended December 31, 2008

			Gross	Net
			Expense	Expense
	1 Yr.	Inception[2]	Ratio*	Ratio*

Class II	-9.87%	-0.85%	0.78%	0.63%

*	As of December 31, 2007. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on May 1, 2006.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Bond Fund versus performance of the Citigroup Broad Investment Grade (BIG) Bond Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Citigroup BIG Bond Index is an unmanaged, market capitalization-weighted fixed-income index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset backed and investment-grade corporate securities with a maturity of one year or more; generally represents the U.S. investment-grade bond market.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	American Funds NVIT Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
American Funds			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Bond Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class II	Actual		1,000.00	908.60	3.50	0.73
	Hypothetical	[b]	1,000.00	1,021.47	3.72	0.73

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, to reflect a one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

American Funds
NVIT Bond Fund

Assets:
Investments in Master Fund (cost $399,319,989)	$345,080,345
Cash	2,000
Receivable for capital shares issued	933,310
Prepaid expenses and other assets	595

Total Assets	346,016,250

Liabilities:
Payable for investments purchased	854,005
Payable for capital shares redeemed	79,305
Accrued expenses and other payables:
Fund administration fees	13,831
Master feeder service provider fee	27,731
Distribution fees	69,329
Administrative services fees	27,139
Custodian fees	3,682
Trustee fees	3,030
Compliance program costs (Note 3)	6,183
Professional fees	18,195
Printing fees	19,289
Other	11,137

Total Liabilities	1,132,856

Net Assets	$344,883,394

Represented by:
Capital	$400,632,014
Accumulated net realized losses from investment transactions	(1,508,976)
Net unrealized appreciation/(depreciation) from investments	(54,239,644)

Net Assets	$344,883,394

Net Assets:
Class II Shares	344,883,394

Total	$344,883,394

Shares outstanding (unlimited number of shares authorized):
Class II Shares	36,173,745

Total	36,173,745

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$9.53

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 7

Statement of Operations
For the Year Ended December 31, 2008

American Funds
NVIT Bond Fund

INVESTMENT INCOME:
Dividend income from Master Fund	$20,378,122

Total Income	20,378,122

EXPENSES:
Fund administration fees	127,159
Master feeder service provider fee	679,653
Distribution fees Class II Shares	679,650
Distribution fees Class VII Shares (a)	4
Administrative services fees Class II Shares	684,456
Custodian fees	11,648
Trustee fees	10,089
Compliance program costs (Note 3)	6,804
Professional fees	49,514
Printing fees	54,789
Other	24,712

Total expenses before earnings credit and expenses waived	2,328,478
Earnings credit (Note 4)	(1,138)
Expenses waived for Master feeder service provider fee	(407,796)

Net Expenses	1,919,544

NET INVESTMENT INCOME	18,458,578

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,629,145)
Net realized gain distributions from Master Fund	695,874

Net realized losses from investment transactions and distributions from Master Fund	(933,271)
Net change in unrealized appreciation/(depreciation) from investments	(48,405,933)

Net realized/unrealized losses from investments	(49,339,204)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(30,880,626)

(a)	Effective December 3, 2008, the Fund ceased offering Class VII Shares.

The accompanying notes are an integral part of these financial statements.

8 Annual Report 2008

Statements of Changes in Net Assets

	American Funds NVIT Bond Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$18,458,578	$8,800,142
Net realized gains/(losses) from investment transactions and distributions from Master Fund	(933,271)	241,656
Net change in unrealized appreciation/(depreciation) from investments	(48,405,933)	(6,666,039)

Change in net assets resulting from operations	(30,880,626)	2,375,759

Distributions to Shareholders From:
Net investment income:
Class II	(19,020,114)	(8,820,163)
Class VII (a)	(6)	(77)
Net realized gains:
Class II	(230,211)	–
Class VII (a)	(1)	–
Tax return of capital:

Change in net assets from shareholder distributions	(19,250,332)	(8,820,240)

Change in net assets from capital transactions	218,058,521	149,726,748

Change in net assets	167,927,563	143,282,267

Net Assets:
Beginning of year	176,955,831	33,673,564

End of year	$344,883,394	$176,955,831

Accumulated net investment income (loss) at end of year	$–	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$249,307,817	$154,566,615
Dividends reinvested	19,250,325	8,820,148
Cost of shares redeemed	(50,498,658)	(13,660,092)

	218,059,484	149,726,671

Class VII Shares (a)
Proceeds from shares issued	–	–
Dividends reinvested	7	77
Cost of shares redeemed	(970)	–

	(963)	77

Change in net assets from capital transactions	$218,058,521	$149,726,748

SHARE TRANSACTIONS:
Class II Shares
Issued	23,012,709	13,294,198
Reinvested	2,019,970	786,240
Redeemed	(4,636,358)	(1,176,994)

	20,396,321	12,903,444

Class VII Shares (a)
Issued	–	–
Reinvested	1	7
Redeemed	(98)	–

	(97)	7

Total change in shares	20,396,224	12,903,451

Amounts designated as “–” are zero or have been rounded to zero

(a)	Effective December 3, 2008, the Fund ceased offering Class VII Shares.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 9

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

American Funds NVIT Bond Fund

		Operations			Distributions								Ratios / Supplemental Data

			Net Realized												Ratio of
			and											Ratio of Net	Expenses
	Net Asset		Unrealized										Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset			Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return of	Total	Value, End	Total		at End of	to Average	to Average	to Average	Portfolio
	of Period	Income (a)	Investments	Operations	Income	Gains	capital	Distributions	of Period	Return (b)		Period	Net Assets(c)	Net Assets (c)	Net Assets (c)(d)(e)	Turnover (f)

Class II Shares
Year Ended December 31, 2008	$11.22	0.55	(1.66)	(1.11)	(0.57)	(0.01)	–	(0.58)	$9.53	(9	.87)%	$344,883,394	0.71%	6.79%	0.86%	63%
Year Ended December 31, 2007	$11.72	0.84	(0.50)	0.34	(0.84)	–	–	(0.84)	$11.22	2.98%		$176,954,744	0.63%	10.21%	0.78%	57%
Period Ended December 31, 2006 (g)	$11.45	0.38	0.21	0.59	(0.14)	–	(0.18)	(0.32)	$11.72	5.30%		$33,672,512	0.79%	0.47%	0.97%	57%
Amounts designated as “-” are zero or have been rounded to zero

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Expenses do not include expenses from the Master Fund.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the American Funds NVIT Bond Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series, (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at December 31, 2008, was 6.25%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

The net asset value (“NAV”) per share of the Fund is calculated by taking the market value of the Master Fund and other assets owned by the Fund, allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern Time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the Close of Trading that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

2008 Annual Report 11

Notes to Financial Statements (Continued)
December 31, 2008

Please refer to the Master Fund Annual Report attached within for the Master Fund’s Security Valuation Policies.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$345,080,345	$—	$—	$—	$—	$—	$345,080,345	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for

12 Annual Report 2008

federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable periods 2006 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment master-feeder operational support services until May 1, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

2008 Annual Report 13

Notes to Financial Statements (Continued)
December 31, 2008

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class II of the Fund.

For the year ended December 31, 2008, NFS received $647,092 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $6,804.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s

14 Annual Report 2008

maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

6. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

7. Other

On December 3, 2008, the Board of Trustees approved the discontinuance of the Fund’s Class VII shares.

8. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$18,922,494	$327,838	$19,250,332	$—	$19,250,332

2007	8,806,625	13,615	8,820,240	—	8,820,240

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$146,307	$146,307	$—	$—	$(55,894,927)	$(55,748,620)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

2008 Annual Report 15

Notes to Financial Statements (Continued)
December 31, 2008

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$400,975,272	$—	$(55,894,927)	$(55,894,927)

16 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds NVIT Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 with the master fund’s transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 17

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 2.02% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $474,145 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

18 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 19

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

20 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 21

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

22 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 23

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Annual Report 2008

American Funds NVIT Global Growth Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-AM-GG (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

Small-company stocks — as well as mid-cap stocks — have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Market indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Morgan Stanley Capital International World IndexSM: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

Lipper Global Funds Index: An unmanaged, equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

There is no assurance that a diversified portfolio will produce better results than a nondiversified portfolio.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with American Funds.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

American Funds NVIT Global Growth Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the American Funds NVIT Global Growth Fund (Class II at NAV) registered –38.64% versus –40.33% for its benchmark, the Morgan Stanley Capital International (MSCI) World IndexSM. For broader comparison, the average return for the Fund’s Lipper peer category of Global Growth Funds (consisting of 45 funds as of December 31, 2008) was –43.56% for the same time period.

Below is the 2008 annual report commentary from American Funds Insurance Series® Global Growth Fund (referred to as the “Master Fund,” which is the sole investment of the Global Growth Fund). The Master Fund’s performance return shown below and the Global Growth Fund’s performance return given above are different because different expense ratios apply to the Master Fund versus the Global Growth Fund.

Global Growth Fund declined 38.39% for the 12 months ended December 31, 2008. The fund’s benchmark, the MSCI World Index, was down 40.33% for the year.

The fund’s return was disappointing to all involved, even though it was slightly ahead of its benchmark. The fund’s holdings experienced negative returns from virtually all markets around the world as investors became increasingly concerned about the health of world financial markets and of the global economy.

It was a year marked not only by downturns but also by very high volatility. Shares in many financial institutions declined in the wake of the global credit crunch. Commodities prices fell precipitously. We made selective purchases in stocks of companies that we believed were excessively hard-hit by market turbulence, including those in sectors like information technology, consumer discretionary and financials.

The economic situation still looks highly uncertain, and we expect that the global recession will be fairly significant. However, our emphasis on fundamental global research remains undiminished.

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Portfolio Managers: American Funds Team Members — Robert W. Lovelace, Nicholas J. Grace, Steven T. Watson and Paul A. White

4 Annual Report 2008

Fund Performance	American Funds NVIT Global Growth Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

			Gross	Net
			Expense	Expense
	1 Yr.	Inception[2]	Ratio*	Ratio*

Class II	-38.64%	-9.67%	0.82%	0.67%

*	As of December 31, 2007. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on May 1, 2006.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Global Growth Fund versus performance of the Morgan Stanley Capital International (MSCI) World Index(a), the Lipper Global Funds Index(b), and the Consumer Price Index (CPI)(c) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The MSCI World Index is an unmanaged, free float-adjusted market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

(b)	The Lipper Global Funds Index is an unmanaged, equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. Securities as well.

(c)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	American Funds NVIT Global Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
American Funds			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Global Growth Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class II	Actual		1,000.00	681.30	2.92	0.69
	Hypothetical	[b]	1,000.00	1,021.67	3.51	0.69

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, to reflect a one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

American Funds NVIT
Global Growth Fund

Assets:
Investments in Master Fund (cost $130,814,644)	$79,316,084
Cash	2,000
Receivable for capital shares issued	38
Receivable for investments sold	483,207
Receivable from sub-administrator	32,265
Prepaid expenses and other assets	315

Total Assets	79,833,909

Liabilities:
Payable for capital shares redeemed	483,245
Accrued expenses and other payables:
Fund administration fees	3,224
Master feeder service provider fee	6,452
Distribution fees	16,132
Administrative services fees	16,944
Custodian fees	1,346
Trustee fees	735
Compliance program costs (Note 3)	1,500
Professional fees	4,219
Printing fees	3,892
Other	2,443

Total Liabilities	540,132

Net Assets	$79,293,777

Represented by:
Capital	$124,809,271
Accumulated net realized gains from investment transactions	5,983,066
Net unrealized appreciation/(depreciation) from investments	(51,498,560)

Net Assets	$79,293,777

Net Assets:
Class II Shares	79,293,777

Total	$79,293,777

Shares outstanding (unlimited number of shares authorized):
Class II Shares	5,306,024

Total	5,306,024

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$14.94

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 7

Statement of Operations
For the Year Ended December 31, 2008

American Funds NVIT
Global Growth Fund

INVESTMENT INCOME:
Dividend income from Master Fund	$2,262,940

Total Income	2,262,940

EXPENSES:
Fund administration fees	48,770
Master feeder service provider fee	258,929
Distribution fees Class II Shares	258,926
Distribution fees Class VII Shares (a)	4
Administrative services fees Class II Shares	292,958
Custodian fees	5,070
Trustee fees	3,683
Compliance program costs (Note 3)	1,808
Professional fees	16,824
Other	1,629

Total expenses before expenses waived and reimbursed, and earnings credits	888,601
Expenses waived for Master feeder service provider fee	(155,359)
Earnings credit (Note 4)	(289)
Expenses reimbursed by sub-administrator	(32,265)

Net Expenses	700,688

NET INVESTMENT INCOME	1,562,252

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,820,006)
Net realized gain distributions from Master Fund	8,978,799

Net realized gains from investment transactions and distributions from Master Fund	7,158,793
Net change in unrealized appreciation/(depreciation) from investments	(57,941,830)

Net realized/unrealized gains from investments	(50,783,037)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(49,220,785)

(a)	Effective December 3, 2008, the Fund ceased offering Class VII shares.
The accompanying notes are an integral part of these financial statements.

8 Annual Report 2008

Statements of Changes in Net Assets

	American Funds NVIT
	Global Growth Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$1,562,252	$2,154,288
Net realized gains from investment transactions and distributions from Master Fund	7,158,793	3,706,676
Net change in unrealized appreciation/(depreciation) from investments	(57,941,830)	2,958,833

Change in net assets resulting from operations	(49,220,785)	8,819,797

Distributions to Shareholders From:
Net investment income:
Class II	(2,919,510)	(2,165,499)
Class VII (a)	(11)	(30)
Net realized gains:
Class II	(3,510,194)	–
Class VII (a)	(33)	–

Change in net assets from shareholder distributions	(6,429,748)	(2,165,529)

Change in net assets from capital transactions	25,389,986	56,907,143

Change in net assets	(30,260,547)	63,561,411

Net Assets:
Beginning of year	109,554,324	45,992,913

End of year	$79,293,777	$109,554,324

Accumulated net investment income (loss) at end of year	$–	$185,203

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$34,532,392	$66,471,259
Dividends reinvested	6,429,704	2,165,496
Cost of shares redeemed	(15,571,402)	(11,729,642)

	25,390,694	56,907,113

Class VII Shares (a)
Proceeds from shares issued	–	–
Dividends reinvested	44	30
Cost of shares redeemed	(752)	–

	(708)	30

Change in net assets from capital transactions	$25,389,986	$56,907,143

SHARE TRANSACTIONS:
Class II Shares
Issued	1,532,535	2,621,513
Reinvested	355,343	83,598
Redeemed	(782,485)	(474,416)

	1,105,393	2,230,695

Class VII Share (a)
Issued	–	–
Reinvested	3	1
Redeemed	(50)	–

	(47)	1

Total change in shares	1,105,346	2,230,696

(a)	Effective December 3, 2008, the Fund ceased offering Class VII Shares.
Amounts designated as “-” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 9

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

American Funds NVIT Global Growth Fund

		Operations			Distributions							Ratios / Supplemental Data

			Net Realized										Ratio of Net	Ratio of
			and										Investment	Expenses
	Net Asset		Unrealized	Total								Ratio of	Income	(Prior to
	Value,	Net	Gains	from	Net	Net			Net Asset		Net Assets	Expenses to	(Loss) to	Reimbursements)
	Beginning	Investment	(Losses) from	Investment	Investment	Realized	Return of	Total	Value, End	Total	at End of	Average Net	Average	to Average	Portfolio
	of Period	Income (a)	Investments	Activities	Income	Gains	capital	Distributions	of Period	Return (b)	Period	Assets (c)(d)	Net Assets (c)	Net Assets (c)(d)(e)	Turnover (f)

Class II Shares
Year Ended December 31, 2008	$26.08	0.31	(10.18)	(9.87)	(0.57)	(0.70)	–	(1.27)	$14.94	(38.64%)	$79,293,777	0.68%	1.51%	0.86%	38%
Year Ended December 31, 2007	$23.35	0.61	2.73	3.34	(0.61)	–	–	(0.61)	$26.08	14.36%	$109,553,081	0.67%	2.92%	0.82%	38%
Period Ended December 31, 2006 (g)	$21.69	0.10	1.72	1.82	–	–	(0.16)	(0.16)	$23.35	8.52%	$45,991,828	0.91%	(0.63%)	1.16%	31%
Amounts designated as “-” are zero or have been rounded to zero.

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Expenses do not include expenses from the Master Fund.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the American Funds NVIT Global Growth Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Global Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series, (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at December 31, 2008, was 2.05%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

The net asset value (“NAV”) per share of the Fund is calculated by taking the market value of the Master Fund and other assets owned by the Fund, allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern Time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the Close of Trading that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

2008 Annual Report 11

Notes to Financial Statements (Continued)
December 31, 2008

Please refer to the Master Fund Annual Report attached within for the Master Fund’s Security Valuation Policies.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$79,316,084	$—	$—	$—	$—	$—	$79,316,084	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for

12 Annual Report 2008

federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable periods 2006 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment master-feeder operational support services until May 1, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

2008 Annual Report 13

Notes to Financial Statements (Continued)
December 31, 2008

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class II of the Fund.

For the year ended December 31, 2008, NFS received $265,408 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $1,808.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s

14 Annual Report 2008

maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

6. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

7. Other

On December 3, 2008, the Board of Trustees approved the discontinuance of the Fund’s Class VII shares.

8. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$3,646,188	$2,783,560	$6,429,748	$—	$6,429,748

2007	2,165,529	—	2,165,529	—	2,165,529

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$7,698,746	$7,698,746	$—	$—	$(53,214,240)	$(45,515,494)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

2008 Annual Report 15

Notes to Financial Statements (Continued)
December 31, 2008

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$132,530,324	$—	$(53,214,240)	$(53,214,240)

16 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds NVIT Global Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 with the master fund’s transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 17

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 16.92% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $10,482,303 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

18 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 19

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

20 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 21

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

22 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 23

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Annual Report 2008

American Funds NVIT Growth Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-AM-GR (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

Small-company stocks — as well as mid-cap stocks — have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc.  is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Market indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Standard & Poor’s 500® (S&P 500) Index:  An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

There is no assurance that a diversified portfolio will produce better results than a nondiversified portfolio.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with American Funds.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

American Funds NVIT Growth Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the American Funds NVIT Growth Fund (Class II at NAV) registered -44.21% versus -37.00% for its benchmark, the Standard & Poor’s 500® (S&P 500) Index. For broader comparison, the average return for the Fund’s Lipper peer category of Multi-Cap Growth Funds (consisting of 149 funds as of December 31, 2008) was -42.50% for the same time period.

Below is the 2008 annual report commentary from American Funds Insurance Series® Growth Fund (referred to as the “Master Fund,” which is the sole investment of the Growth Fund). The Master Fund’s performance return shown below and the Growth Fund’s performance return given above are different because different expense ratios apply to the Master Fund versus the Growth Fund.

Growth Fund fell 43.97% for the 12 months ended December 31, 2008. During the period, the S&P 500 declined 36.99%.

It was an extremely difficult year, and one in which it was hard to find any shelter in the market. While most previous bear markets saw positive returns in some sectors, this has not been the case in the current one. Even as share prices of many stocks declined, appearing to create attractive values, they continued to fall further. The fundamental research we do is aimed at avoiding such value traps.

During the period, the fund’s portfolio experienced the most significant declines in companies in the materials, financials and energy sectors. Commodities prices rose during the first part of the year and then reversed direction at the end of the year. Oil prices, for example, which peaked at roughly $145 a barrel, dropped to below $45 by the end of December. Health care companies, in general, declined less than other companies.

We aim to invest in companies with strong balance sheets, strong cash flows and a solid customer base. These companies should benefit when financial conditions begin to improve.

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Portfolio Managers:  American Funds Team Members — Donnalisa Barnum, Ronald B. Morrow, Gregg E. Ireland and Michael T. Kerr

4 Annual Report 2008

Fund Performance	American Funds NVIT Growth Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

			Gross	Net
			Expense	Expense
	1 Yr.	Inception[2]	Ratio*	Ratio*

Class II	-44.21%	-15.00%	0.80%	0.65%

*	As of December 31, 2007. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on May 1, 2006.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Growth Fund versus performance of the Standard & Poor’s 500 Index (S&P 500 Index)(a), the Lipper Capital Appreciation Funds Index(b), the Lipper Growth Funds Index(c), and the Consumer Price Index (CPI)(d) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

(b)	The Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation.

(c)	The Lipper Growth Funds Index is an equally weighted index of growth funds.

(d)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	American Funds NVIT Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
American Funds			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Growth Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class II	Actual		1,000.00	605.80	2.95	0.73
	Hypothetical	[b]	1,000.00	1,021.47	3.72	0.73

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, to reflect a one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

American Funds
NVIT Growth Fund

Assets:
Investments in Master Fund (cost $248,711,650)	$134,785,171
Cash	2,000
Receivable for capital shares issued	22,992
Receivable for investments sold	821
Receivable from sub-administrator	46,672
Prepaid expenses and other assets	521

Total Assets	134,858,177

Liabilities:
Payable for capital shares redeemed	23,812
Accrued expenses and other payables:
Fund administration fees	5,440
Master feeder service provider fee	10,882
Distribution fees	27,206
Administrative services fees	28,954
Custodian fees	2,357
Trustee fees	1,259
Compliance program costs (Note 3)	2,570
Professional fees	7,227
Printing fees	4,496
Other	4,543

Total Liabilities	118,746

Net Assets	$134,739,431

Represented by:
Capital	$232,774,315
Accumulated net realized gains from investment transactions	15,891,595
Net unrealized appreciation/(depreciation) from investments	(113,926,479)

Net Assets	$134,739,431

Net Assets:
Class II Shares	134,739,431

Total	$134,739,431

Shares outstanding (unlimited number of shares authorized):
Class II Shares	3,646,252

Total	3,646,252

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$36.95

The accompanying notes are an integral part of the financial statements.

2008 Annual Report 7

Statement of Operations
For the Year Ended December 31, 2008

American Funds
NVIT Growth Fund

INVESTMENT INCOME:
Dividend income from Master Fund	$2,137,471

Total Income	2,137,471

EXPENSES:
Fund administration fees	82,803
Master feeder service provider fee	436,925
Distribution fees Class II Shares	436,922
Distribution fees Class VII Shares (a)	4
Administrative services fees Class II Shares	486,444
Custodian fees	8,156
Trustee fees	6,120
Compliance program costs (Note 3)	3,075
Professional fees	28,558
Printing fees	24,622
Other	16,000

Total expenses before expenses waived and reimbursed, and earnings credits	1,529,629
Expenses waived for Master feeder service provider fee	(262,157)
Earnings credit (Note 4)	(497)
Expenses reimbursed by sub-administrator	(46,672)

Net Expenses	1,220,303

NET INVESTMENT INCOME	917,168

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,991,568)
Net realized gain distributions from Master Fund	20,185,457

Net realized gains from investment transactions and distributions from Master Fund	18,193,889
Net change in unrealized appreciation/(depreciation) from investments	(117,349,238)

Net realized/unrealized gains from investments	(99,155,349)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(98,238,181)

(a)	Effective December 3, 2008, the Fund ceased offering Class VII shares.

The accompanying notes are an integral part of these financial statements.

8 Annual Report 2008

Statements of Changes in Net Assets

	American Funds NVIT Growth Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$917,168	$856,987
Net realized gains from investment transactions and distributions from Master Fund	18,193,889	11,459,932
Net change in unrealized appreciation/(depreciation) from investments	(117,349,238)	(131,798)

Change in net assets resulting from operations	(98,238,181)	12,185,121

Distributions to Shareholders From:
Net investment income:
Class II	(3,782,467)	(882,349)
Class VII (a)	(12)	(6)
Net realized gains:
Class II	(10,823,756)	(38,017)
Class VII (a)	(55)	–

Change in net assets from shareholder distributions	(14,606,290)	(920,372)

Change in net assets from capital transactions	66,584,694	94,928,996

Change in net assets	(46,259,777)	106,193,745

Net Assets:
Beginning of year	180,999,208	74,805,463

End of year	$134,739,431	$180,999,208

Accumulated net investment income (loss) at end of year	$–	$572,202

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$67,341,710	$126,177,851
Dividends reinvested	14,606,223	920,364
Cost of shares redeemed	(15,362,667)	(32,169,225)

	66,585,266	94,928,990

Class VII Shares (a)
Proceeds from shares issued	–	–
Dividends reinvested	67	6
Cost of shares redeemed	(639)	–

	(572)	6

Change in net assets from capital transactions	$66,584,694	$94,928,996

SHARE TRANSACTIONS:
Class II Shares
Issued	1,132,181	1,790,121
Reinvested	283,842	12,594
Redeemed	(278,165)	(448,337)

	1,137,858	1,354,378

Class VII Shares (a)
Issued	–	–
Reinvested	1	–
Redeemed	(17)	–

	(16)	–

Total change in shares	1,137,842	1,354,378

(a)	Effective December 3, 2008, the Fund ceased offering Class VII Shares.
Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 9

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

American Funds NVIT Growth Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized	Total							Ratio of	Investment	(Prior to
	Value,	Net	Gains	from	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	Investment	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income (a)	Investments	Activities	Income	Gains	Distributions	of Period	Return (b)	Period	Net Assets (c)(d)	Net Assets (c)	Net Assets (c)(d)(e)	Turnover (f)

Class II Shares
Year Ended December 31, 2008	$72.16	0.28	(30.91)	(30.63)	(1.14)	(3.44)	(4.58)	$36.95	(44.21%)	$134,739,431	0.70%	0.53%	0.88%	26%
Year Ended December 31, 2007	$64.82	0.35	7.37	7.72	(0.36)	(0.02)	(0.38)	$72.16	11.90%	$180,998,045	0.65%	0.68%	0.80%	40%
Period Ended December 31, 2006(g)	$62.91	0.39	1.92	2.31	(0.40)	–	(0.40)	$64.82	3.68%	$74,804,427	0.74%	1.90%	0.91%	35%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Expenses do not include expenses from the Master Fund.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the American Funds NVIT Growth Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series, (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at December 31, 2008, was 0.73%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

The net asset value (“NAV”) per share of the Fund is calculated by taking the market value of the Master Fund and other assets owned by the Fund, allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern Time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the Close of Trading that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

2008 Annual Report 11

Notes to Financial Statements (Continued)
December 31, 2008

Please refer to the Master Fund Annual Report attached within for the Master Fund’s Security Valuation Policies.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$134,785,171	$—	$—	$—	$—	$—	$134,785,171	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for

12 Annual Report 2008

federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable periods 2006 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment master-feeder operational support services until May 1, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

2008 Annual Report 13

Notes to Financial Statements (Continued)
December 31, 2008

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class II of the Fund.

For the year ended December 31, 2008, NFS received $447,342 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $3,075.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s

14 Annual Report 2008

maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

6. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

7. Other

On December 3, 2008, the Board of Trustees approved the discontinuance of the Fund’s Class VII shares.

8. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$5,666,981	$8,939,309	$14,606,290	$—	$14,606,290

2007	882,355	38,017	920,372	—	920,372

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$17,953,424	$17,953,424	$—	$—	$(115,988,308)	$(98,034,884)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

2008 Annual Report 15

Notes to Financial Statements (Continued)
December 31, 2008

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$250,773,479	$—	$(115,988,308)	$(115,988,308)

16 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds NVIT Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 with the master fund’s transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 17

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 53.04% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $26,892,733 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

18 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]

Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 19

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]

Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

20 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 21

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

22 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 23

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Annual Report 2008

American Funds NVIT Growth-Income Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-AM-GI (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

Small-company stocks — as well as mid-cap stocks — have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Market indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

There is no assurance that a diversified portfolio will produce better results than a nondiversified portfolio.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with American Funds.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

American Funds NVIT Growth-Income Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the American Funds NVIT Growth-Income Fund (Class II at NAV) registered -38.06% versus -37.00% for its benchmark, the Standard & Poor’s 500® (S&P 500) Index. For broader comparison, the average return for the Fund’s Lipper peer category of Multi-Cap Core Funds (consisting of 197 funds as of December, 31 2008) was -38.66% for the same time period.

Below is the 2008 annual report commentary from American Funds Insurance Series® Growth-Income Fund (referred to as the “Master Fund,” which is the sole investment of the Growth-Income Fund). The Master Fund’s performance return shown below and the Growth-Income Fund’s performance return given above are different because different expense ratios apply to the Master Fund versus the Growth-Income Fund.

Growth-Income Fund declined 37.85% for the 12 months ended December 31, 2008. The fund’s benchmark, the S&P 500, fell 36.99%.

Holdings in information technology stocks from both software and hardware companies were detrimental to results. The fund’s financials sector holdings included large insurance companies, commercial banks, diversified financials and mortgage-related financials, many of which experienced severe declines.

While most stocks were down, the fund’s investments included securities of some food and staples retailers, discount retailers and biotechnology companies that contributed positive results for the year. Still, those few holdings were not able to overcome the wave of negative market momentum.

The fund had only modest exposure to companies overseas, but the investments it did have outside the U.S. mostly hampered fund results. Holdings in cash helped the fund. During the year, the fund’s exposure to information technology and industrial stocks increased, while positions in health care and financials stocks were reduced.

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Portfolio Managers:  American Funds Team Members — James K. Dunton, Donald D. O’Neal, Claudia P. Huntington, J. Blair Frank and C. Ross Sappenfield

4 Annual Report 2008

Fund Performance	American Funds NVIT Growth-Income Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

			Gross	Net
			Expense	Expense
	1 Yr.	Inception[2]	Ratio*	Ratio*

Class II	-38.06%	-25.51%	0.83%	0.68%

*	As of December 31, 2007. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on April 27, 2007.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Growth-Income Fund versus performance of the Standard & Poor’s 500 Index (S&P 500 Index)(a), the Lipper Growth and Income Funds Index(b), and the Consumer Price Index (CPI)(c) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(b)	The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
(c)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	American Funds NVIT Growth-Income Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

				Ending
			Beginning	Account	Expenses Paid	Annualized
American Funds NVIT			Account Value ($)	Value ($)	During Period ($)	Expense Ratio (%)
Growth-Income Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class II	Actual		1,000.00	698.00	2.65	0.62
	Hypothetical	[b]	1,000.00	1,022.02	3.16	0.62

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, to reflect a one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

American Funds
NVIT Growth-
Income Fund

Assets:
Investments in Master Fund (cost $347,533,884)	$236,061,415
Cash	2,000
Receivable for capital shares issued	739,792
Prepaid expenses and other assets	315

Total Assets	236,803,522

Liabilities:
Payable for investments purchased	729,613
Payable for capital shares redeemed	10,180
Accrued expenses and other payables:
Fund administration fees	9,194
Master feeder service provider fee	18,435
Distribution fees	46,087
Administrative services fees	43,161
Custodian fees	2,659
Trustee fees	1,961
Compliance program costs (Note 3)	4,001
Professional fees	11,660
Printing fees	5,565
Other	10,696

Total Liabilities	893,212

Net Assets	$235,910,310

Represented by:
Capital	$337,796,813
Accumulated net realized gains from investment transactions	9,585,966
Net unrealized appreciation/(depreciation) from investments	(111,472,469)

Net Assets	$235,910,310

Net Assets:
Class II Shares	235,910,310

Total	$235,910,310

Shares outstanding (unlimited number of shares authorized):
Class II Shares	8,987,611

Total	8,987,611

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$26.25

The accompanying notes are an integral part of the financial statements.

2008 Annual Report 7

Statement of Operations
For the Year Ended December 31, 2008

American Funds
NVIT Growth-
Income Fund

INVESTMENT INCOME:
Dividend income from Master Fund	$5,707,029

Total Income	5,707,029

EXPENSES:
Fund administration fees	81,142
Master feeder service provider fee	440,297
Distribution fees Class II Shares	440,295
Distribution fees Class VII Shares (a)	4
Administrative services fees Class II Shares	320,263
Custodian fees	8,148
Trustee fees	6,601
Compliance program costs (Note 3)	4,124
Professional fees	36,093
Printing fees	25,889
Other	18,664

Total expenses before earnings credit and expenses waived	1,381,520
Earnings credit (Note 4)	(724)
Expenses waived for Master feeder service provider fee	(264,181)

Net Expenses	1,116,615

NET INVESTMENT INCOME	4,590,414

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from Master Fund	11,621,899
Net change in unrealized appreciation/(depreciation) from investments	(108,153,042)

Net realized/unrealized losses from investments	(96,531,143)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(91,940,729)

(a)	Effective December 3, 2008, the Fund ceased offering Class VII Shares.

The accompanying notes are an integral part of these financial statements.

8 Annual Report 2008

Statements of Changes in Net Assets

	American Funds NVIT Growth-Income Fund

	Year Ended	Period Ended
	December 31, 2008	December 31, 2007 (a)
Operations:
Net investment income	$4,590,414	$997,174
Net realized gain distributions from Master Fund	11,621,899	(591,537)
Net change in unrealized appreciation/(depreciation) from investments	(108,153,042)	(3,319,427)

Change in net assets resulting from operations	(91,940,729)	(2,913,790)

Distributions to Shareholders From:
Net investment income:
Class II	(5,969,955)	(1,003,143)
Class VII (b)	(4)	(12)
Net realized gains:
Class II	(69,929)	–
Class VII (b)	–	–

Change in net assets from shareholder distributions	(6,039,888)	(1,003,155)

Change in net assets from capital transactions	246,358,979	91,448,893

Change in net assets	148,378,362	87,531,948

Net Assets:
Beginning of period	87,531,948	–

End of period	$235,910,310	$87,531,948

Accumulated undistributed net investment income (loss) at end of period	$–	$12,573

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$243,090,041	$116,328,627
Dividends reinvested	6,039,884	1,003,141
Cost of shares redeemed	(2,770,348)	(25,883,887)

	246,359,577	91,447,881

Class VII Shares (b)
Proceeds from shares issued	–	1,000
Dividends reinvested	4	12
Cost of shares redeemed	(602)	–

	(598)	1,012

Change in net assets from capital transactions	$246,358,979	$91,448,893

SHARE TRANSACTIONS:
Class II Shares
Issued	6,837,817	2,566,040
Reinvested	223,201	22,646
Redeemed	(82,647)	(579,446)

	6,978,371	2,009,240

Class VII Shares (b)
Issued	–	22
Reinvested	–	–
Redeemed	(22)	–

	(22)	22

Total change in shares	6,978,349	2,009,262

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from April 27, 2007 (commencement of operations) through December 31, 2007.
(b)	Effective December 3, 2008, the Fund ceased offering Class VII Shares.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 9

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

American Funds NVIT Growth-Income Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset	Net	Unrealized									Ratio of	Investment	(Prior to
	Value,	Investment	Gains	Total	Net	Net		Net Asset			Net Assets	Expenses	Income	Reimbursements)
	Beginning	Income	(Losses) from	from	Investment	Realized	Total	Value, End	Total		at End of	to Average	to Average	to Average	Portfolio
	of Period	(Loss) (a)	Investments	Operations	Income	Gains	Distributions	of Period	Return (b)		Period	Net Assets (c)(d)	Net Assets (c)	Net Assets (c)(d)(e)	Turnover (f)

Class II Shares
Year Ended December 31, 2008	$43.56	0.59	(17.14)	(16.55)	(0.75)	(0.01)	(0.76)	$26.25	(38	.06)%	$235,910,310	0.64%	2.61%	0.79%	31%
Period Ended December 31, 2007(g)	$44.86	0.62	(1.30)	(0.68)	(0.62)	–	(0.62)	$43.56	(1	.54)%	$87,530,963	0.68%	4.48%	0.83%	24%
Amounts designated as “–” are zero or have been rounded to zero
(a) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.

(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Expenses do not include expenses from the Master Fund.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(g)	For the period from April 27, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the American Funds NVIT Growth-Income Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Growth-Income Fund (the “Master Fund”), a series of the American Funds Insurance Series, (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at December 31, 2008, was 1.29%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

The net asset value (“NAV”) per share of the Fund is calculated by taking the market value of the Master Fund and other assets owned by the Fund, allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern Time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the Close of Trading that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

2008 Annual Report 11

Notes to Financial Statements (Continued)
December 31, 2008

Please refer to the Master Fund Annual Report attached within for the Master Fund’s Security Valuation Policies.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$236,061,415	$—	$—	$—	$—	$—	$236,061,415	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for

12 Annual Report 2008

federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable periods 2007 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment master-feeder operational support services until May 1, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

2008 Annual Report 13

Notes to Financial Statements (Continued)
December 31, 2008

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class II of the Fund.

For the year ended December 31, 2008, NFS received $280,621 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $4,124.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s

14 Annual Report 2008

maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

6. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

7. Other

On December 3, 2008, the Board of Trustees approved the discontinuance of the Fund’s Class VII shares.

8. Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2008, and the fiscal period ended December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$5,853,818	$186,070	$6,039,888	$—	$6,039,888

2007	1,003,155	—	1,003,155	—	1,003,155

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$10,254,932	$10,254,932	$—	$—	$(112,141,435)	$(101,886,503)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

2008 Annual Report 15

Notes to Financial Statements (Continued)
December 31, 2008

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$348,202,850	$—	$(112,141,435)	$(112,141,435)

16 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds NVIT Growth-Income Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period April 27, 2007 (commencement of operations) through December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 2008 with the master fund’s transfer agent, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 17

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 83.82% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $10,441,002 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

18 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 19

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

20 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 21

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

22 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 23

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Annual Report 2008

Federated NVIT High Income Bond Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

15	Statement of Assets and Liabilities

16	Statement of Operations

17	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-FHI (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

Investing in high-yield bonds typically involves greater risk and price volatility than investing in higher-rated debt securities.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S Corporate High Yield 2% Issuer Cap Index (formerly Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index): An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Federated Investment Management Co.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

Federated NVIT High Income Bond Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the Federated NVIT High Income Bond Fund (Class I at NAV) registered -28.13% versus -25.85% for its benchmark, the Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index (formerly Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index). For broader comparison, the average return for the Fund’s Lipper peer category of High Current Yield Funds (consisting of 103 funds as of December 31, 2008) was -26.93% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The sectors in which the Fund is invested that contributed to positive relative returns for the Fund included environmental, food and beverage, wireless telecommunications, aerospace and defense, electric utilities, packaging, and health care. Compared to the benchmark index, the Fund’s security selection helped Fund performance. This was especially true in the consumer products, energy and industrial-other sectors. Strong security selection in the gaming sector offset the Fund’s overweight in this underperforming sector. The Fund also benefited from being overweight in the strong-performing aerospace and defense as well as industrial — other sectors, while being underweight in the poorly performing financial institutions and paper sectors. The Fund’s underweight in the underperforming automotive sector was somewhat offset by poor security selection in this sector. Given the substantial negative returns for the market, modest cash positions held by the Fund had a positive impact on Fund performance. Specific Fund holdings that significantly outperformed the benchmark index included ALLTEL Corp.; FTD, Inc.; Norcross Safety Products L.L.C.; Centennial Communications Corp.; U.S. Unwired Sprint PCS Inc., Superior Essex Inc.; and DRS Technologies, Inc.

What areas of investment detracted from Fund performance?

Detractors to the Fund’s performance included security selection in paper, chemicals, automotive, building materials, and media non-cable. Higher-credit-quality sectors of the market outperformed, with BB-rated securities registering -17.3% as compared to -26.4% and -43.9% for the B-rated and CCC-rated sectors, respectively. The Fund’s performance was hurt by poor security selection in the health care as well as food and beverage sectors, but was somewhat offset by the Fund’s overweight in these relatively strong-performing sectors. Compared to the benchmark index, the Fund’s overweight in the poorly performing B-rated and CCC-rated sectors had a negative impact on Fund performance. Cash outflows during most of the reporting period followed by substantial inflows in late December 2008 also hurt Fund performance. Specific Fund holdings that substantially underperformed the benchmark index included Herbst Gaming, Inc.; Pilgrim’s Pride Corp.; Idearc Inc.; Fontainebleau Las Vegas Holdings, Llc; Nell AF SARL; Hard Rock Park Operations; and Aleris International, Inc.

What is your outlook for the near term?

The high-yield market performed poorly during the reporting period, because a global credit crisis had a negative impact on the market for most risk-based assets, including high-yield bonds. For 2009, the key question facing high-yield investors is: “Do yield spreads that are well above historical norms — not to mention well above historical peaks by several hundred basis points — compensate investors for rising default rates and uncertain economic conditions?” After recommending an underweight in high yield for most of the past two years, Federated’s sector committee moved to an overweight in high yield during the fourth quarter of 2008. We believe that this move will show results that are more positive for the Fund.

Subadviser:
Federated Investment Management Co.

Portfolio Manager:
Mark E. Durbiano

4 Annual Report 2008

Fund Performance	Federated NVIT High Income Bond Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Expense
	1 Yr.	5 Yr.	10 Yr.	Ratio*

Class I2	-28.13%	-1.53%	1.43%	0.95%

Class III[3]	-28.24%	-1.57%	1.41%	0.91%

*	As of December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

[3]	These returns until the creation of the Class III shares (April 28, 2005) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class III shares would have produced, because all classes of shares invest in the same portfolio of securities.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Federated NVIT High Income Bond Fund versus performance of the Barclays Capital Corporate High Yield 2% Cap Index (“2% Cap Index”) (formerly Lehman Brothers U.S. Corporate High Yield 2% Cap Index)(a), Barclays Capital High Yield Index (“High Yield”) (formerly Lehman Brothers High Yield Index)(b) and the Consumer Price Index (CPI)(c) over the 10-year period ended 12/31/08. Unlike, the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The 2% Cap Index is the 2% Issuer Cap component of the U.S. Corporate High Yield index.

(b)	High Yield is a widely recognized, market value-weighted index which covers the universe of fixed rate, non-investment grade debt.

(c)	Calculated by The U.S. Deportment of Labor’s Bureau of Labor statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	Federated NVIT High Income Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Federated NVIT High Income Bond Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class I	Actual		1,000.00	734.90	3.88	0.89
	Hypothetical	[b]	1,000.00	1,020.66	4.53	0.89

Class III	Actual		1,000.00	734.40	4.71	1.08
	Hypothetical	[b]	1,000.00	1,019.71	5.50	1.08

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	Federated NVIT High Income Bond Fund
December 31, 2008 (Unaudited)

Asset Allocation

Corporate Bonds	77.4%
Repurchase Agreement	17.7%
Yankee Dollars	0.7%
Preferred Stocks	0.2%
Other assets in excess of liabilities	4.0%

100.0%

Top Industries

Healthcare	7.8%
Media — Non-Cable	6.2%
Industrial — Other	5.1%
Aerospace/Defense	4.6%
Food & Beverage	4.6%
Gaming	4.5%
Energy	4.3%
Technology	4.3%
Utility — Electric	4.0%
Utility — Natural Gas	3.8%
Other	50.8%

100.0%

Top Holdings

DRS Technologies, Inc., 7.63%, 02/01/18	1.9%
HCA, Inc., 9.63%, 11/15/16	1.6%
GMAC LLC, 6.88%, 09/15/11	1.1%
Intelsat Jackdon Holdings Ltd., 11.25%, 06/15/16	1.0%
Biomet, Inc., 11.63%, 10/15/17	1.0%
Qwest Corp., 3,248.25%, 03/15/12	1.0%
Tennessee Gas Pipeline Co., 8.38%, 06/15/32	0.9%
Chesapeake Energy Corp., 6.88%, 01/15/16	0.8%
ASG Consolidated LLC, 11.50%, 11/01/11	0.7%
MetroPCS Wireless, Inc., 9.25%, 11/01/14	0.7%
Other*	89.3%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

Federated NVIT High Income Bond Fund

Corporate Bonds 77.4%

	Principal Amount	Market Value

Aerospace / Defense 4.6%
Alliant Techsystems, Inc., 6.75%, 04/01/16	$475,000	$429,875
DRS Technologies, Inc., 7.63%, 02/01/18 (a)	3,000,000	3,015,000
Hawker Beechcraft Acquisition Co. LLC
8.88%, 04/01/15, PIK	400,000	138,000
9.75%, 04/01/17	350,000	96,250
L-3 Communications Corp.
6.13%, 01/15/14	1,025,000	935,313
6.38%, 10/15/15	775,000	728,500
Sequa Corp., 11.75%, 12/01/15 (a)	900,000	346,500
Sequa Corp., PIK, 13.50%, 12/01/15 (a)	400,739	130,240
TransDigm, Inc., 7.75%, 07/15/14	875,000	721,875
US Investigations Services, Inc. (a)
10.50%, 11/01/15	600,000	441,000
11.75%, 05/01/16	425,000	269,875

		7,252,428

Automotive 3.0%
Cooper-Standard Automotive, Inc., 8.38%, 12/15/14	700,000	126,000
Ford Motor Co., 7.45%, 07/16/31	900,000	256,500
Ford Motor Credit Co. LLC
9.88%, 08/10/11	750,000	553,576
7.25%, 10/25/11	1,100,000	804,024
7.57%, 01/13/12 (b)	1,350,000	879,187
8.00%, 12/15/16	1,100,000	717,417
General Motors Corp.
7.40%, 09/01/25	2,925,000	497,250
8.38%, 07/15/33	825,000	148,500
Tenneco, Inc., 8.63%, 11/15/14	500,000	192,500
United Components, Inc., 9.38%, 06/15/13	1,175,000	499,375

		4,674,329

Building Materials 0.6%
Norcraft Holdings LP, 9.75%, 09/01/12 (g)	500,000	375,000
Nortek, Inc., 8.50%, 09/01/14	425,000	99,875
Panolam Industries International, Inc., 10.75%, 10/01/13	625,000	253,125
Ply Gem Industries, Inc., 11.75%, 06/15/13	375,000	204,375

		932,375

Chemicals 2.0%
Chemtura Corp., 6.88%, 06/01/16	1,050,000	540,750
Hexion U.S. Finance Corp., 9.75%, 11/15/14	1,075,000	311,750
LyondellBassell Industries AF SCA, 8.38%, 08/15/15 (a)	525,000	15,750
Mosaic Co. (The), 7.63%, 12/01/16 (a)	525,000	420,580
Nalco Co.
8.88%, 11/15/13	700,000	595,000
Nalco Finance Holdings, Inc.
0.00%, 02/01/14 (g)	481,000	348,725
Terra Capital, Inc., 7.00%, 02/01/17	600,000	444,000
Union Carbide Corp.
7.88%, 04/01/23	225,000	201,633
7.50%, 06/01/25	350,000	288,468

		3,166,656

Construction Machinery 0.3%
RSC Equipment Rental, Inc., 9.50%, 12/01/14	925,000	513,375

		513,375

Consumer Products 3.5%
AAC Group Holding Corp. 0.00%, 10/01/12 (a)(g)	1,025,000	681,625
American Achievement Corp., 8.25%, 04/01/12 (a)	600,000	438,000
American Achievement Group Holding Corp. PIK, 12.75%, 10/01/12	446,177	162,855
Jarden Corp., 7.50%, 05/01/17	1,150,000	790,625
Sealy Mattress Co., 8.25%, 06/15/14	750,000	446,250
True Temper Sports, Inc., 8.38%, 09/15/11	750,000	243,750
Visant Corp., 7.63%, 10/01/12	1,350,000	1,113,750
10.25%, 12/01/13 (g)	1,000,000	745,000
Visant Holding Corp., 8.75%, 12/01/13	1,225,000	912,625

		5,534,480

Energy 4.3%
Basic Energy Services, Inc., 7.13%, 04/15/16	550,000	316,250
Chesapeake Energy Corp.
7.50%, 09/15/13	375,000	324,375
6.88%, 01/15/16	1,650,000	1,328,250
Cie Generale de Geophysique-Veritas, 7.75%, 05/15/17	400,000	234,000

8 Annual Report 2008

Corporate Bonds (continued)
	Principal Amount	Market Value

Energy (continued)

Complete Production Services, Inc., 8.00%, 12/15/16	$500,000	$317,500
Forest Oil Corp.
7.25%, 06/15/19	700,000	514,500
7.25%, 06/15/19 (a)	225,000	165,375
Hilcorp Energy I LP, 7.75%, 11/01/15 (a)	925,000	656,750
Petroplus Finance LTD (a)
6.75%, 05/01/14	350,000	224,000
7.00%, 05/01/17	500,000	307,500
Pioneer Natural Resources Co., 6.88%, 05/01/18	625,000	440,251
Plains Exploration & Production Co.
7.75%, 06/15/15	750,000	570,000
7.00%, 03/15/17	375,000	258,750
7.63%, 06/01/18	250,000	172,500
Range Resources Corp.
6.38%, 03/15/15	250,000	203,750
7.50%, 05/15/16	300,000	261,750
7.25%, 05/01/18	125,000	105,000
SandRidge Energy, Inc., 8.00%, 06/01/18 (a)	275,000	154,000
Southwestern Energy Co., 7.50%, 02/01/18 (a)	175,000	154,000

		6,708,501

Entertainment 0.6%
Cinemark, Inc. 0.00%, 03/15/14 (g)	650,000	528,938
Myrtle Beach Operations LLC, 7.38%, 04/01/12 (a)(b)(e)	675,000	37,125
Universal City Development Partners Ltd., 11.75%, 04/01/10	500,000	323,750
Universal City Florida Holding Co. I/II, 7.94%, 05/01/10 (b)	250,000	108,750

		998,563

Environmental 0.7%
Allied Waste North America, Inc., 7.25%, 03/15/15	550,000	512,120
Browning-Ferris Industries, Inc., 9.25%, 05/01/21	575,000	569,263

		1,081,383

Financial Institutions 2.5%
GMAC LLC
6.88%, 09/15/11	2,042,000	1,672,929
7.00%, 02/01/12	340,073	271,548
8.00%, 11/01/31	690,000	410,129
Icahn Enterprises LP, 7.13%, 02/15/13	800,000	556,000
iPayment, Inc., 9.75%, 05/15/14	950,000	479,750
Lender Processing Services, Inc., 8.13%, 07/01/16	300,000	268,875
Nuveen Investments, Inc., 10.50%, 11/15/15 (a)	1,150,000	260,188

		3,919,419

Food & Beverage 4.6%
ARAMARK Corp.
6.69%, 02/01/15 (b)	750,000	570,000
8.50%, 02/01/15	550,000	500,500
ASG Consolidated LLC, 11.50%, 11/01/11 (g)	1,350,000	1,154,250
B&G Foods Corp., 8.00%, 10/01/11	1,100,000	940,500
Constellation Brands, Inc., 7.25%, 09/01/16	375,000	356,250
Dean Foods Co., 7.00%, 06/01/16	800,000	684,000
Eurofresh, Inc., 11.50%, 01/15/13 (a)	325,000	79,625
Michael Foods, Inc., 8.00%, 11/15/13	875,000	756,875
Pilgrim’s Pride Corp., 8.38%, 05/01/17 (e)	1,150,000	74,750
Pinnacle Foods Finance LLC
9.25%, 04/01/15	925,000	601,250
10.63%, 04/01/17	650,000	354,250
Reddy Ice Holdings, Inc., 10.50%, 11/01/12 (g)	1,300,000	578,500
Smithfield Foods, Inc.
7.75%, 05/15/13	200,000	129,500
7.75%, 07/01/17	900,000	517,500

		7,297,750

Food & Staples Retailing 0.0% (c)(d)
Jitney-Jungle Stores of America, Inc. 0.00%, 09/15/07	100,000	0

Gaming 4.5%
Fontainebleu Las Vegas Holdings LLC, 11.00%, 06/15/15 (a)	975,000	99,938
Global Cash Access LLC, 8.75%, 03/15/12	700,000	563,500
Great Canadian Gaming Corp., 7.25%, 02/15/15 (a)	600,000	411,000
Herbst Gaming, Inc., 7.00%, 11/15/14 (e)	850,000	7,438
Indianapolis Downs LLC & Capital Corp., 11.00%, 11/01/12 (a)	1,250,000	687,500

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Gaming (continued)

Indianapolis Downs LLC & Capital Corp., PIK, 15.50%, 11/01/13 (a)	$203,256	$80,286
Jacobs Entertainment, Inc., 9.75%, 06/15/14	925,000	448,625
MGM Mirage, Inc.
8.38%, 02/01/11	700,000	420,000
13.00%, 11/15/13 (a)	150,000	143,625
5.88%, 02/27/14	1,050,000	677,250
7.50%, 06/01/16	1,350,000	862,312
Penn National Gaming, Inc., 6.75%, 03/01/15	500,000	382,500
San Pasqual Casino Development Group, Inc., 8.00%, 09/15/13 (a)	800,000	584,000
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (a)	675,000	340,875
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15 (a)	425,000	337,875
Wynn Las Vegas Captial Corp., 6.63%, 12/01/14	1,275,000	969,000

		7,015,724

Healthcare 7.8%
Accellent, Inc., 10.50%, 12/01/13	1,050,000	724,500
AMR Holding Co., Inc./Emare Holding Co., Inc., 10.00%, 02/15/15	825,000	771,375
Bausch & Lomb, Inc., 9.88%, 11/01/15 (a)	425,000	319,813
Bio-Rad Laboratories, Inc., 6.13%, 12/15/14	525,000	423,937
Biomet, Inc., 11.63%, 10/15/17	1,900,000	1,634,000
CRC Health Corp., 10.75%, 02/01/16	875,000	531,562
HCA, Inc.
9.25%, 11/15/16	550,000	506,000
9.63%, 11/15/16, PIK	3,250,000	2,543,125
7.50%, 11/06/33	650,000	305,500
National Mentor Holdings, Inc., 11.25%, 07/01/14	1,125,000	891,562
Omnicare, Inc., 6.88%, 12/15/15	950,000	783,750
United Surgical Partners International, Inc., PIK, 9.25%, 05/01/17	1,075,000	666,500
Universal Hospital Services, Inc., PIK, 8.50%, 06/01/15	500,000	357,500
Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	850,000	714,000
Viant Holdings, Inc., 10.13%, 07/15/17 (a)	1,160,000	388,600
VWR Funding, Inc., PIK, 10.25%, 07/15/15	1,100,000	698,500

		12,260,224

Industrial — Other 5.1%
ALH Finance LLC/ALH Finance Corp., 8.50%, 01/15/13	1,075,000	833,125
American Tire Distributors, Inc., 10.75%, 04/01/13	475,000	358,625
Baker & Taylor, Inc., 11.50%, 07/01/13 (a)	1,000,000	426,250
Baldor Electric Co., 8.63%, 02/15/17	625,000	468,750
Belden, Inc., 7.00%, 03/15/17	375,000	283,125
Da-Lite Screen Co., Inc., 9.50%, 05/15/11	525,000	464,625
Education Management LLC, 10.25%, 06/01/16	1,300,000	949,000
ESCO Corp. (a)
5.87%, 12/15/13 (b)	250,000	161,250
8.63%, 12/15/13	500,000	352,500
General Cable Corp., 7.13%, 04/01/17	550,000	365,750
Hawk Corp., 8.75%, 11/01/14	625,000	637,500
Interline Brands, Inc., 8.13%, 06/15/14	800,000	636,000
Knowledge Learning Corp., Inc., 7.75%, 02/01/15 (a)	1,100,000	775,500
Sensus Metering Systems, Inc., 8.63%, 12/15/13	550,000	404,250
SPX Corp., 7.63%, 12/15/14 (a)	475,000	413,844
Valmont Industries, Inc., 6.88%, 05/01/14	525,000	448,875

		7,978,969

Media — Cable 0.6%
Kabel Deutschland, 10.63%, 07/01/14	775,000	693,625
Videotron Ltee, 6.38%, 12/15/15	325,000	256,750

		950,375

Media — Non-Cable 6.2%
Affinity Group, Inc.
9.00%, 02/15/12	425,000	214,625
10.88%, 02/15/12, PIK	869,758	456,623
Dex Media West LLC, 9.88%, 08/15/13	1,216,000	291,840

10 Annual Report 2008

Corporate Bonds (continued)
	Principal Amount	Market Value

Media — Non-Cable (continued)

Dex Media, Inc. PIK 0.00%, 11/15/13 (g)	$600,000	$114,000
DirecTV Holdings LLC, 8.38%, 03/15/13	675,000	675,000
Echostar DBS Corp., 6.63%, 10/01/14	1,125,000	942,187
Fox Acquisition Sub LLC, 13.38%, 07/15/16 (a)	575,000	244,375
Idearc, Inc., 8.00%, 11/15/16	1,375,000	110,000
Intelsat Jackdon Holdings Ltd.
0.00%, 02/01/15 (a)(g)	850,000	650,250
11.25%, 06/15/16	1,825,000	1,669,875
Lamar Media Corp.
7.25%, 01/01/13	550,000	441,375
6.63%, 08/15/15	125,000	90,938
6.63%, 08/15/15	750,000	545,625
MediMedia USA, Inc., 11.38%, 11/15/14 (a)	1,200,000	726,000
Newport Television LLC, PIK, 13.00%, 03/15/17 (a)	1,150,000	93,438
Nexstar Broadcasting, Inc., 7.00%, 01/15/14	375,000	163,594
Quebecor Media, Inc., 7.75%, 03/15/16	600,000	408,000
Rainbow National Services LLC, 10.38%, 09/01/14 (a)	255,000	228,225
Reader’s Digest Association, Inc. (The), 9.00%, 02/15/17	1,525,000	139,156
RH Donnelley Corp.
8.88%, 01/15/16	775,000	120,125
8.88%, 10/15/17	1,250,000	193,750
SGS International, Inc., 12.00%, 12/15/13	1,250,000	632,812
Univision Television Group, Inc., PIK, 9.75%, 03/15/15 (a)	1,100,000	143,000
WDAC Subsidiary Corp., 8.38%, 12/01/14 (a)	1,250,000	437,500
XM Satellite Radio Holdings, Inc., 13.00%, 08/01/13 (a)	425,000	99,875

		9,832,188

Metals & Mining 0.8%
Aleris International, Inc.
9.00%, 12/15/14, PIK	600,000	39,000
10.00%, 12/15/16	475,000	79,563
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	825,000	677,437
Novelis, Inc., 7.25%, 02/15/15	712,000	416,520

		1,212,520

Packaging 0.8%
Berry Plastics Holding Corp., 8.88%, 09/15/14	1,025,000	451,000
Crown Americas LLC, 7.75%, 11/15/15	775,000	775,000
Russell-Stanley Holdings, Inc. 0.00%, 11/30/08 (a)(c)(d)	14,589	0

		1,226,000

Paper 0.8%
Graphic Packaging International Corp., 9.50%, 08/15/13	1,250,000	868,750
NewPage Corp., 12.00%, 05/01/13	1,125,000	326,250
Rock-Tenn Co., 9.25%, 03/15/16 (a)	125,000	116,875

		1,311,875

Real Estate Investment Trusts 1.2%
Host Hotels & Resorts LP 7.13%, 11/01/13	450,000	364,500
6.88%, 11/01/14	400,000	310,000
6.38%, 03/15/15	350,000	262,500
Ventas Realty LP 6.63%, 10/15/14	400,000	306,000
7.13%, 06/01/15	325,000	255,938
6.75%, 04/01/17	500,000	382,500

		1,881,438

Restaurants 0.7%
Dave & Buster’s, Inc., 11.25%, 03/15/14	325,000	173,875
NPC International, Inc, 9.50%, 05/01/14	825,000	602,250
Seminole Hard Rock Entertainment, Inc., 4.50%, 03/15/14 (a)(b)	550,000	281,875

		1,058,000

Retailers 2.1%
AutoNation, Inc.
6.75%, 04/15/13 (b)	250,000	172,500
7.00%, 04/15/14	350,000	257,250
Dollar General Corp., PIK, 11.88%, 07/15/17	450,000	387,000
General Nutrition Centers, Inc., PIK, 7.58%, 03/15/14 (b)	1,075,000	607,375

2008 Annual Report 11

Statement of Investments (Continued)
December 31, 2008

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Retailers (continued)

NBC Acquisition Corp., PIK, 11.00%, 03/15/13	$1,000,000	$450,000
Nebraska Book Co., Inc., 8.63%, 03/15/12	1,125,000	511,875
Penske Auto Group, Inc., 7.75%, 12/15/16	650,000	305,500
Yankee Acquisition Corp., 9.75%, 02/15/17	1,350,000	573,750

		3,265,250

Services 1.2%
Ceridian Corp., 11.25%, 11/15/15 (a)	975,000	520,406
KAR Holdings, Inc., 10.00%, 05/01/15	800,000	268,000
West Corp.
9.50%, 10/15/14	800,000	444,000
11.00%, 10/15/16 (a)	1,275,000	599,250

		1,831,656

Specialty Retail 0.0% (c)(d)
U.S. Office Products Co. 0.00%, 12/31/49	455,359	0

Technology 4.0%
Activant Solutions, Inc., 9.50%, 05/01/16	1,100,000	517,000
CompuCom System, Inc., 12.50%, 10/01/15 (a)	1,050,000	714,000
First Data Corp., 9.88%, 09/24/15	1,250,000	762,500
Freescale Semiconductor, Inc.
8.88%, 12/15/14	875,000	389,375
9.13%, 12/15/14, PIK	650,000	152,750
Open Solutions, Inc., 9.75%, 02/01/15 (a)	1,025,000	158,875
Serena Software, Inc., 10.38%, 03/15/16	950,000	486,875
Smart Modular Technologies, 9.38%, 04/01/12 (b)	405,000	383,737
SS&C Technologies, Inc., 11.75%, 12/01/13	900,000	795,375
Sungard Data Systems, Inc.
9.13%, 08/15/13	870,000	756,900
10.25%, 08/15/15	1,475,000	980,875
Unisys Corp., 12.50%, 01/15/16	900,000	256,500

		6,354,762

Textiles, Apparel & Luxury Goods 0.0% (c)(d)
Glenoit Corp. 0.00%, 12/31/49	125,000	0

Tobacco 0.2%
Reynolds American, Inc., 7.75%, 06/01/18	375,000	308,139

Transportation 1.5%
CEVA Group PLC, 10.00%, 09/01/14 (a)	875,000	652,969
Hertz Corp. (The)
8.88%, 01/01/14	700,000	434,000
10.50%, 01/01/16	1,050,000	484,312
Kansas City Southern Railway, 8.00%, 06/01/15	375,000	298,125
Stena AB
7.50%, 11/01/13	575,000	383,094
7.00%, 12/01/16	250,000	161,250
The Holt Group, Inc. 0.00%, 01/15/06 (c)(d)(e)*	50,000	0

		2,413,750

Utility — Electric 4.0%
Dynegy Holdings, Inc., 7.75%, 06/01/19	1,325,000	920,875
Edison Mission Energy, 7.75%, 06/15/16	1,125,000	1,006,875
Energy Future Holdings Corp., 10.88%, 11/01/17 (a)	250,000	178,750
FPL Energy National Wind, 6.13%, 03/25/19 (a)	264,516	230,207
Intergen NV, 9.00%, 06/30/17 (a)	1,000,000	825,000
NRG Energy, Inc.
7.38%, 02/01/16	475,000	442,937
7.38%, 01/15/17	1,075,000	991,687
NV Energy, Inc., 6.75%, 08/15/17	800,000	618,113
Teco Finance, Inc., 6.75%, 05/01/15	150,000	123,704
Texas Competitive Electric Holdings Co. LLC (a)
10.25%, 11/01/15	850,000	607,750
10.25%, 11/01/15	500,000	357,500

		6,303,398

Utility — Natural Gas 3.8%
AmeriGas Partners LP, 7.13%, 05/20/16	875,000	704,375
Holly Energy Partners LP, 6.25%, 03/01/15	1,375,000	928,125
Inergy LP, 6.88%, 12/15/14	1,025,000	804,625
MarkWest Energy Partners LP, 8.75%, 04/15/18	800,000	500,000
Pacific Energy Partners LP, 6.25%, 09/15/15	150,000	111,694

12 Annual Report 2008

Corporate Bonds (continued)
	Principal Amount	Market Value

Utility — Natural Gas (continued)

Regency Energy Partners LP, 8.38%, 12/15/13	$650,000	$448,500
Southern Star Central Corp., 6.75%, 03/01/16	600,000	501,000
Tennessee Gas Pipeline Co., 8.38%, 06/15/32	1,675,000	1,453,717
Williams Cos., 7.88%, 09/01/21	750,000	574,777

		6,026,813

Wireless Communications 3.6%
Alltel Communications Corp., PIK, 10.38%, 12/01/17 (a)	775,000	871,875
Centennial Communications Corp.
9.63%, 01/01/13 (b)	450,000	438,750
10.00%, 01/01/13	450,000	468,000
Digicel Ltd. (a)
9.25%, 09/01/12	250,000	213,750
8.88%, 01/15/15	275,000	180,125
9.13%, 01/15/15, PIK	896,000	568,960
MetroPCS Wireless, Inc., 9.25%, 11/01/14	1,250,000	1,125,000
Nextel Communications, Inc., 7.38%, 08/01/15	1,150,000	483,220
Sprint Capital Corp., 6.90%, 05/01/19	675,000	480,038
Sprint Nextel Corp., 6.00%, 12/01/16	1,125,000	794,261

		5,623,979

Wireline Communications 1.8%
FairPoint Communications, Inc., 13.13%, 04/01/18 (a)	975,000	472,875
Qwest Corp., 8.875%, 03/15/12	1,750,000	1,627,500
Valor Telecommunications Enterprises Finance Corp., 7.75%, 02/15/15	650,000	543,202
Windstream Corp., 8.63%, 08/01/16	200,000	178,000

		2,821,577

Total Corporate Bonds (cost $190,048,698)		121,755,896

Common Stocks 0.0%

	Shares	Market Value

Consumer Goods 0.0% (c)(d)
Pillowtex Corp.*	150,000	0
Pillowtex Corp.*	200,000	0
Sleepmaster LLC Membership Units	185	0

		0

Containers & Packaging 0.0% (c)(d)
Russell-Stanley Holdings, Inc.	4,000	0

Media 0.0%
Virgin Media, Inc.	5,650	28,194

Packaging 0.0% (c)(d)
Pliant Corp.*	1	0

Wireless Telecommunication Services 0.0% (c)(d)
Pegasus Satellite Communications, Inc.*	15,640	0

Total Common Stocks (cost $488,703)		28,194

Warrants 0.0%

Entertainment 0.0% (c)(d)
AMF Bowling Worldwide, Inc., expiring 03/09/09	811	0

Media 0.0% (a)
Sirius XM Radio, Inc., expiring 03/15/10	300	78

Media — Non-Cable 0.0% (c)(d)
Ziff Davis Media, Inc., expiring 08/12/12	2,200	0

Total Warrants (cost $102,122)		78

Preferred Stocks 0.2% (d)

Financial Institutions 0.2% (a)
Preferred Blocker, Inc., 9.00%	678	328,381

Media — Non-Cable 0.0% (c)(e)
Ziff Davis Media, Inc. 0.00%	12	0

Total Preferred Stocks (cost $328,382)		328,381

2008 Annual Report 13

Statement of Investments (Continued)
December 31, 2008

Federated NVIT High Income Bond Fund (Continued)

Yankee Dollars 0.7%

	Principal Amount	Market Value

Lodging 0.4%
Royal Caribbean Cruises Ltd.
7.00%, 06/15/13	$750,000	$431,250
7.25%, 06/15/16	300,000	165,000

		596,250

Technology 0.3%
Seagate Technology HDD Holdings, 6.80%, 10/01/16	975,000	511,875

Total Yankee Dollars (cost $1,999,136)		1,108,125

Repurchase Agreement 17.7%

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $27,794,378, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09 - 06/24/09; total market value of $28,350,219	27,794,332	27,794,332

Total Repurchase Agreement (cost $27,794,332)		27,794,332

Total Investments (cost $220,761,373)(f) — 96.0%		151,015,006

Other assets in excess of liabilities — 4.0%		6,325,876

NET ASSETS — 100.0%		$157,340,882

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2008 was $23,522,153 which represented 14.95% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2008. The maturity date represents the actual maturity date.

(c)	Illiquid security.

(d)	Fair Valued Security.

(e)	Security in default.

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2008.

LP	Limited Partnership

PIK	Paid-In-Kind

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

	Federated NVIT
	High Income Bond
	Fund

Assets:
Investments, at value (cost $192,967,041)	$123,220,674
Repurchase agreement, at value and cost	27,794,332

Total Investments	151,015,006

Cash	805,107
Interest and dividends receivable	3,879,497
Receivable for capital shares issued	2,571,683
Prepaid expenses and other assets	594

Total Assets	158,271,887

Liabilities:
Payable for investments purchased	595,702
Payable for capital shares redeemed	200,955
Accrued expenses and other payables:
Investment advisory fees	75,221
Fund administration fees	5,294
Administrative services fees	18,172
Custodian fees	2,127
Trustee fees	1,285
Compliance program costs (Note 3)	2,622
Professional fees	7,407
Printing fees	14,331
Other	7,889

Total Liabilities	931,005

Net Assets	$157,340,882

Represented by:
Capital	$243,012,222
Accumulated undistributed net investment income	376,529
Accumulated net realized losses from investment transactions	(16,301,502)
Net unrealized appreciation/(depreciation) from investments	(69,746,367)

Net Assets	$157,340,882

Net Assets:
Class I Shares	$65,854,240
Class III Shares	91,486,642

Total	$157,340,882

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	13,221,314
Class III Shares	18,397,429

Total	31,618,743

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$4.98	(a)
Class III Shares	$4.97	(a)

(a)	NAV shown differs from traded NAV at December 31, 2008 due to financial statement adjustments

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Statement of Operations
For the Year Ended December 31, 2008

Federated NVIT
High Income Bond
Fund

INVESTMENT INCOME:
Interest income	$18,147,791
Dividend income	904

Total Income	18,148,695

EXPENSES:
Investment advisory fees	1,295,752
Fund administration fees	87,562
Administrative services fees Class I Shares	81,355
Administrative services fees Class III Shares	201,415
Custodian fees	33,213
Trustee fees	4,933
Compliance program costs (Note 3)	2,875
Professional fees	27,285
Printing fees	44,716
Other	38,032

Total expenses before earnings credit	1,817,138

Earnings credit (Note 5)	(4,539)

Net Expenses	1,812,599

NET INVESTMENT INCOME	16,336,096

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(4,362,143)
Net change in unrealized appreciation/(depreciation) from investments	(63,141,486)

Net realized/unrealized losses from investments	(67,503,629)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(51,167,533)

The accompanying notes are an integral part of these financial statements.

16 Annual Report 2008

Statements of Changes in Net Assets

	Federated NVIT High Income Bond Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$16,336,096	$18,579,940
Net realized gains (losses) from investment transactions	(4,362,143)	2,437,495
Net change in unrealized appreciation/(depreciation) from investments	(63,141,486)	(13,408,209)

Change in net assets resulting from operations	(51,167,533)	7,609,226

Distributions to Shareholders From:
Net investment income:
Class I	(8,567,200)	(10,186,840)
Class III	(7,684,229)	(8,247,527)
Net realized gains:
Class I	—	—
Class III	—	—

Change in net assets from shareholder distributions	(16,251,429)	(18,434,367)

Change in net assets from capital transactions	(6,362,556)	(16,934,049)

Change in net assets	(73,781,518)	(27,759,190)

Net Assets:
Beginning of year	231,122,400	258,881,590

End of year	$157,340,882	$231,122,400

Accumulated undistributed net investment income at end of year	$376,529	$291,861

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$11,480,902	$10,494,985
Dividends reinvested	8,567,200	10,186,825
Cost of shares redeemed	(38,662,689)	(48,943,524)

Total Class I	(18,614,587)	(28,261,714)

Class III Shares
Proceeds from shares issued	87,443,490	82,824,059
Dividends reinvested	7,684,229	8,247,526
Cost of shares redeemed (a)	(82,875,688)	(79,743,920)

Total Class III	12,252,031	11,327,665

Change in net assets from capital transactions	$(6,362,556)	$(16,934,049)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,687,151	1,289,863
Reinvested	1,354,258	1,294,984
Redeemed	(5,679,812)	(6,155,302)

Total Class I Shares	(2,638,403)	(3,570,455)

Class III Shares
Issued	14,576,147	10,414,488
Reinvested	1,213,273	1,050,913
Redeemed	(11,813,824)	(10,072,664)

Total Class III Shares	3,975,596	1,392,737

Total change in shares	1,337,193	(2,177,718)

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 17

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Federated NVIT High Income Bond Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income to	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	Average Net	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Assets (b)	Net Assets (c)	Turnover (d)
Class I Shares
Year Ended December 31, 2008	$7.64	0.62	(2.66)	(2.04)	(0.62)	–	(0.62)	–	$4.98	(28.13%)	$65,854,240	0.90%	8.80%	0.90%	30.09%
Year Ended December 31, 2007	$7.98	0.60	(0.36)	0.24	(0.59)	–	(0.59)	0.01	$7.64	3.13%	$121,100,406	0.95%	7.24%	0.95%	42.02%
Year Ended December 31, 2006	$7.77	0.60	0.19	0.79	(0.58)	–	(0.58)	–	$7.98	10.60%	$155,024,233	0.94%	7.38%	0.94%	42.91%
Year Ended December 31, 2005	$8.20	0.64	(0.46)	0.18	(0.61)	–	(0.61)	–	$7.77	2.38%	$181,905,380	0.96%	7.35%	0.96%	37.06%
Year Ended December 31, 2004	$8.02	0.60	0.18	0.78	(0.60)	–	(0.60)	–	$8.20	10.10%	$302,284,576	0.94%	7.46%	0.94%	61.24%

Class III Shares
Year Ended December 31, 2008	$7.63	0.62	(2.67)	(2.05)	(0.61)	–	(0.61)	–	$4.97	(28.24%)	$91,486,642	1.04%	8.61%	1.04%	30.09%
Year Ended December 31, 2007	$7.97	0.60	(0.36)	0.24	(0.59)	–	(0.59)	0.01	$7.63	3.17%	$110,021,994	0.91%	7.28%	0.91%	42.02%
Year Ended December 31, 2006	$7.76	0.57	0.22	0.79	(0.58)	–	(0.58)	–	$7.97	10.60%	$103,857,357	0.96%	7.37%	0.96%	42.91%
Period Ended December 31, 2005 (e)	$7.83	0.39	0.01	0.40	(0.47)	–	(0.47)	–	$7.76	5.14%	$63,264,112	0.95%	7.23%	0.95%	37.06%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from April 28, 2005 (commencement of operations) through October 31, 2005.

The accompanying notes are an integral part of these financial statements.

18 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Federated NVIT High Income Bond Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

20 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$28,194	$—	$150,658,431	$—	$328,381	$—	$151,015,006	$—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments*

Balance as of 12/31/2007	$2	$—

Accrued Accretion/(Amortization)	—	—

Change in Unrealized Appreciation/(Depreciation)	(2)	—

Net Purchase/(Sales)	328,381	—

Transfers In/(Out) of Level 3	—	—

Balance as of 12/31/2008	$328,381	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(e)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Federated Investment

22 Annual Report 2008

Management Company (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

Up to $50 million	0.80%

$50 million up to $250 million	0.65%

$250 million up to $500 million	0.60%

$500 million or more	0.55%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $567,456 for the year ended December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class III of the Fund.

For the year ended December 31, 2008, NFS received $294,896 in Administrative Services fees from the Fund.

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $2,875.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $79,613 from Class III.

For the year ended December 31, 2007, the Fund had contributions to capital due to redemption fees in the amount of $219,889 from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $54,004,010 and sales of $85,417,851.

24 Annual Report 2008

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

2008 Annual Report 25

Notes to Financial Statements (Continued)
December 31, 2008

10. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$16,251,429	$—	$16,251,429	$—	$16,251,429

2007	18,434,367	—	18,434,367	—	18,434,367

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$376,529	$—	$376,529	$—	$(16,270,033)	$(69,777,836)	$(85,671,340)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$220,792,842	$183,147	$(69,960,983)	$(69,777,836)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$7,986,779	2010

3,792,955	2011

2,247,678	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $2,242,621.

26 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Federated NVIT High Income Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 27

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

28 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

32 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 33

Gartmore NVIT Developing Markets Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

12	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-DMKT (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

Small- and mid-sized company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper, Inc.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Morgan Stanley Capital International Emerging Markets (MSCI EM) IndexSM: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Gartmore Global Partners.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

Gartmore NVIT Developing Markets Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the Gartmore NVIT Developing Markets Fund (Class II at NAV) registered -57.86% versus -53.18% for its benchmark, the Morgan Stanley Capital International Emerging Markets (MSCI EM) IndexSM. For broader comparison, the average return for the Fund’s Lipper peer category of Emerging Markets Funds (consisting of 44 funds as of December 31, 2008) was -54.07% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

In relative terms, currency movements had a significant impact on the Fund during the reporting period. The decline of the Brazilian real, which fell more than 23% in U.S. Dollar terms during the reporting period, benefited Fund performance. At the country level, the Fund’s overweight in Egypt added value, driven by a single stock position in the telecommunications sector. Shares in Telecom Egypt, the largest fixed-line company in the Middle East and Africa, proved relatively resilient in a falling market. Other key stock contributors to the Fund included overweights in China Construction Bank, which expected to benefit as a result of China’s fiscal stimulus package, Brazilian retailer CBD (Companhia Brasileira de Distribuição), and South Africa’s Standard Bank Group Ltd. Shares in fund holding Standard Bank gained after South Africa’s Reserve Bank cut interest rates in December for the first time in three years. With inflationary pressures receding, further cuts are expected; this should reduce loan default risk and boost lending activities.

What areas of investment detracted from Fund performance?

At the country level, exposure to Russia detracted from Fund performance during the reporting period. The principal laggard was the Fund’s overweight in auto manufacturer Sollers (formerly OAO Severstal-Avto). Russian auto manufacturers faced funding difficulties as foreign banks and private lenders declined to offer loans to the industry. The Russian government stepped in, through its state-controlled banks, with Sollers securing a credit line of 4 billion rubles (the equivalent of nearly $121 million U.S. Dollars) from VTB Group, the country’s second-largest bank, for the coming year.

In Brazil, deteriorating credit conditions undermined the value of the Fund’s stake in the Brazilian mining and energy-generating company MPX Energia. The company has a number of electricity-generating projects in the pipeline. MPX Energia S.A. has secured funding from Japanese institutions and the Brazilian development bank BNDES. Other detractors from Fund performance included Union Bank of Abu Dhabi, whose shares fell as the economic environment deteriorated in the Gulf region.

At the sector level, we added exposure to energy stocks as the oil price rose. This exposure detracted from Fund performance, with fund holdings such as China Petroleum & Chemical Corp., Russia’s OAO Gazprom and Kazakhstan’s Kazmunaigaz all declining.

What is your outlook for the near term?

We believe that growth rates in core emerging economies will decline during 2009, because the fundamental problems gripping global financial markets have not yet been resolved. Credit constraints and diminished global trade will make operating conditions challenging. At the same time, we expect internal consumption to slow, with consumers preferring to save amid a less-certain economic environment.

Our attention is expected to remain focused on large-capitalization, cash-generative companies, notable for their low beta (low sensitivity to market returns). The Fund’s core overweights are in the telecommunications and financials sectors. In telecoms, we expect to continue to focus on well-established, cash-generative integrated companies and the remaining high-growth mobile markets. We also have increased exposure to financials, because emerging market banks have limited exposure to the assets that have undermined western financial institutions. Opportunities may exist for domestic banks to gain market share and improve margins at a time of reduced competition from international operators. The Fund’s core underweights are in sectors such as materials, which are expected to slow as the global economy contracts.

Subadviser:
Gartmore Global Partners

Portfolio Manager:
Christopher Palmer, CFA

4 Annual Report 2008

Fund Performance	Gartmore NVIT Developing Markets Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Expense
	1 Yr.	5 Yr.	10 Yr.	Ratio*

Class II2	-57.86%	5.10%	7.32%	1.56%

*	As of December 31, 2007. Performance fees apply to the Fund, which may increase or decrease expenses. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	The Fund’s predecessor, the Montgomery Variable Series: Emerging Markets Fund, commenced operations on February 2, 1996. As of June 23, 2003, the Gartmore NVIT Developing Markets Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Montgomery Variable Series: Emerging Markets Fund. At that time the Gartmore NVIT Developing Markets Fund took on the performance of the Montgomery Variable Series: Emerging Markets Fund.

Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Gartmore NVIT Developing Markets Fund versus performance of the Morgan Stanley Capital International Emerging Markets Free Index (MSCI Emerging Markets Index)(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The MSCI Emerging Markets Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.
(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	Gartmore NVIT Developing Markets Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

Gartmore			Beginning	Ending	Expenses Paid	Annualized
NVIT Developing			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Markets Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/2008[a]

Class II	Actual		1,000.00	476.60	7.79	2.10
	Hypothetical	[b]	1,000.00	1,014.58	10.69	2.10

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	Gartmore NVIT Developing Markets Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	86.0%
Equity-Linked Notes	8.4%
Preferred Stocks	2.5%
Repurchase Agreement	1.1%
Other assets in excess of liabilities	2.0%

100.0%

Top Industries

Commercial Banks	20.6%
Oil, Gas & Consumable Fuels	16.7%
Wireless Telecommunication Services	13.1%
Metals & Mining	5.8%
Semiconductors & Semiconductor Equipment	5.1%
Diversified Telecommunication Services	5.1%
Food & Staples Retailing	3.8%
Insurance	3.7%
Electric Utilities	2.7%
Electronic Equipment & Instruments	2.5%
Other	20.9%

100.0%

Top Holdings

China Mobile Ltd.	4.2%
Petroleo Brasileiro SA ADR	3.1%
China Construction Bank Corp., Class H	3.1%
Samsung Electronics Co. Ltd.	3.1%
America Movil SAB de CV, Series L ADR	2.5%
MTN Group Ltd.	2.5%
Standard Bank Group Ltd.	2.4%
POSCO	2.2%
CEZ AS	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Other*	72.9%

100.0%

Top Countries

Republic of Korea	11.9%
Brazil	9.8%
South Africa	9.8%
China	9.6%
India	9.2%
Hong Kong	8.0%
Taiwan	6.9%
Mexico	5.7%
Russian Federation	4.8%
Malaysia	3.6%
Other*	20.7%

100.0%

*	For purposes of listing top holdings and countries, the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

Gartmore NVIT Developing Markets Fund

Common Stocks 86.0%

	Shares	Market Value

BRAZIL 7.3%
Commercial Banks 0.9%
Unibanco — Uniao de Bancos Brasileiros SA GDR	15,900	$1,027,458

Diversified Telecommunication Services 1.2%
Brasil Telecom Participacoes SA ADR	33,925	1,310,523

Food & Staples Retailing 0.8%
Cia Brasileira de Distribuicao Groupo Pao de Acucar ADR	30,634	844,273

Independent Power Producers & Energy Traders 0.2%
MPX Energia SA*	2,900	174,174

Oil, Gas & Consumable Fuels 3.3%
Petroleo Brasileiro SA	18,600	219,354
Petroleo Brasileiro SA ADR	141,275	3,459,825

		3,679,179

Transportation Infrastructure 0.9%
Companhia de Concessoes Rodoviarias	95,391	967,005

		8,002,612

CHILE 1.5%
Commercial Banks 0.6%
Banco Santander Chile SA ADR	17,781	622,869

Independent Power Producers & Energy Traders 0.9%
Empresa Nacional de Electricidad SA ADR	29,323	982,027

		1,604,896

CHINA 9.6% (a)
Commercial Banks 4.6%
China Construction Bank Corp., Class H	6,183,000	3,440,137
Industrial & Commercial Bank of China, Class H	3,046,000	1,617,214

		5,057,351

Construction Materials 0.0%
Anhui Conch Cement Co. Ltd., Class H*	200	930

Insurance 1.9%
Ping An Insurance Co. of China Ltd., Class H	412,500	2,027,209

Marine 0.2%
China Shipping Development Co. Ltd., Class H	160,000	161,239

Oil, Gas & Consumable Fuels 2.9%
$China Petroleum & Chemical Corp., Class H	2,558,000	1,572,350
PetroChina Co. Ltd., Class H	1,813,800	1,611,887

		3,184,237

		10,430,966

CZECH REPUBLIC 2.1% (a)
Electric Utility 2.0%
CEZ AS	52,290	2,226,844

Metals & Mining 0.1%
New World Resources NV, Class A	29,014	112,308

		2,339,152

EGYPT 1.8% (a)
Commercial Banks 0.2%
Commercial International Bank	40,538	275,940

Diversified Telecommunication Services 1.6%
Telecom Egypt GDR	110,488	1,728,163

		2,004,103

HONG KONG 8.0% (a)
Electronic Equipment & Instruments 1.0%
Kingboard Chemical Holdings Ltd.	594,500	1,077,652

Marine 0.8%
Pacific Basin Shipping Ltd.	1,914,000	881,109

Oil, Gas & Consumable Fuels 0.9%
CNOOC Ltd.	1,097,000	1,043,466

Personal Products 1.1%
Hengan International Group Co. Ltd.	367,000	1,184,282

Wireless Telecommunication Services 4.2%
China Mobile Ltd.	450,300	4,568,914

		8,755,423

INDIA 1.1%
Information Technology Services 1.1%
Infosys Technologies Ltd. ADR	48,901	1,201,498

INDONESIA 1.6% (a)
Commercial Banks 1.6%
Bank Central Asia Tbk PT	5,649,000	1,716,090

ISRAEL 1.5%
Chemicals 0.4% (a)
Israel Chemicals Ltd.	58,778	411,358

Software 1.1%
Check Point Software Technologies Ltd.*	66,684	1,266,329

		1,677,687

KAZAKHSTAN 1.8% (a)
Oil, Gas & Consumable Fuels 1.8%
KazMunaiGas Exploration Production GDR	156,650	1,986,055

8 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

LUXEMBOURG 0.1% (a)
Metals & Mining 0.1%
Evraz Group SA GDR	9,806	$85,403

MALAYSIA 3.6% (a)
Commercial Banks 1.9%
Bumiputra Commerce Holdings Bhd	908,300	1,539,700
Public Bank Bhd	209,200	536,485

		2,076,185

Hotels, Restaurants & Leisure 0.8%
Resorts World Bhd	1,389,900	912,290

Wireless Telecommunication Services 0.9%
TM International Bhd.*	869,100	913,963

		3,902,438

MEXICO 5.7%
Commercial Banks 0.8%
Grupo Financiero Banorte SAB de CV, Series O	501,480	905,532

Food & Staples Retailing 1.5%
Wal-Mart de Mexico SAB de CV, Series V	594,922	1,589,908

Metals & Mining 0.9%
Industrias CH SAB de CV, Series B*	383,901	967,731

Wireless Telecommunication Services 2.5%
America Movil SAB de CV, Series L ADR	89,086	2,760,775

		6,223,946

MOROCCO 0.8% (a)
Real Estate Management & Development 0.8%
Compagnie Generale Immobiliere	2,985	834,646

POLAND 2.5% (a)
Commercial Banks 1.1%
Powszechna Kasa Oszczednosci Bank Polski SA	99,636	1,204,124

Diversified Telecommunication Services 1.4%
Telekomunikacja Polska SA	235,733	1,532,256

		2,736,380

REPUBLIC OF KOREA 11.9%
Chemicals 0.6% (a)
LG Chem Ltd.*	12,087	695,867

Commercial Banks 1.3%
KB Financial Group, Inc. ADR	53,258	1,395,360
Shinhan Financial Group Co. Ltd.* (a)	4	95

		1,395,455

Household Durables 1.0% (a)
LG Electronics, Inc.*	18,519	1,124,662

Industrial Conglomerate 0.9% (a)
LG Corp.*	28,100	975,986

Insurance 1.8% (a)
Samsung Fire & Marine Insurance Co. Ltd.	12,967	1,970,696

Machinery 1.0% (a)
Hanjin Heavy Industries & Construction Co. Ltd.*	44,672	1,048,639

Metals & Mining 2.2% (a)
POSCO	7,858	2,386,535

Semiconductors & Semiconductor Equipment 3.1% (a)
Samsung Electronics Co. Ltd.	9,258	3,375,780

		12,973,620

RUSSIAN FEDERATION 4.8%
Automobiles 0.4%
Sollers	94,280	378,232

Chemicals 0.4% (a)
Uralkali GDR	53,288	478,524

Commercial Banks 0.7% (a)
Sberbank	1,048,796	784,714

Metals & Mining 0.0%
Chelyabinsk Zinc Plant*	34,100	30,690

Oil, Gas & Consumable Fuels 2.0% (a)
Gazprom OAO ADR	147,115	2,119,529

Transportation Infrastructure 0.3% (a)
Novorossiysk Commercial Sea Port GDR	42,524	290,173

Wireless Telecommunication Services 1.0%
Mobile Telesystems OJSC ADR	42,661	1,138,196

		5,220,058

SOUTH AFRICA 9.8% (a)
Beverages 1.3%
SABMiller PLC	82,774	1,452,737

Commercial Banks 2.4%
Standard Bank Group Ltd.	292,007	2,636,630

Food & Staples Retailing 1.5%
Massmart Holdings Ltd.	177,900	1,632,442

Metals & Mining 0.9%
Impala Platinum Holdings Ltd.	68,366	1,008,279

Oil, Gas & Consumable Fuels 1.2%
Sasol Ltd.	43,170	1,313,854

Wireless Telecommunication Services 2.5%
MTN Group Ltd.	225,163	2,656,689

		10,700,631

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

Gartmore NVIT Developing Markets Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

TAIWAN 6.9% (a)
Chemicals 0.8%
Formosa Plastics Corp.	678,000	$905,731

Commercial Banks 1.3%
Chinatrust Financial Holding Co. Ltd.	3,361,000	1,440,503

Diversified Telecommunication Services 0.9%
Chunghwa Telecom Co. Ltd.	596,280	961,838

Electronic Equipment & Instruments 1.5%
Hon Hai Precision Industry Co. Ltd.	810,066	1,599,498

Insurance 0.0%
Shin Kong Financial Holding Co. Ltd.	495	136

Metals & Mining 0.0%
China Steel Corp.	120	85

Semiconductors & Semiconductor Equipment 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,602,920	2,190,222

Wireless Telecommunication Services 0.4%
Taiwan Mobile Co. Ltd.	313,000	466,407

		7,564,420

THAILAND 3.0%
Oil, Gas & Consumable Fuels 3.0%
Banpu PCL NVDR	292,359	1,955,070
PTT Exploration & Production PCL NVDR (a)	418,800	1,311,267

		3,266,337

TURKEY 0.6% (a)
Commercial Banks 0.6%
Turkiye Vakiflar Bankasi Tao, Class D	849,105	655,297

Total Common Stocks (cost $162,711,844)		93,881,658

Preferred Stocks 2.5%

BRAZIL 2.5%
Commercial Banks 0.9%
Banco Bradesco SA	109,084	1,057,146

Metals & Mining 1.6%
Companhia Vale do Rio Doce, Class A	169,209	1,734,193

		2,791,339

REPUBLIC OF KOREA 0.0% (a)
Semiconductors & Semiconductor Equipment 0.0%
Samsung Electronics Co. Ltd. GDR	2	211

Total Preferred Stocks (cost $6,904,139)		2,791,550

Equity-Linked Notes 8.4%

	Shares	Market Value

INDIA 8.1%
Commercial Banks 1.4%
Bank of India 0.00%, 01/15/18	250,432	1,475,044

Electric Utility 0.7%
Tata Power Co. Ltd. 0.00%, 03/28/12	52,205	802,913

Household Products 1.4%
Hindustan Unilever Ltd. 0.00%, 01/30/17	288,011	1,480,377

Oil, Gas & Consumable Fuels 1.6% (a)
Reliance Industries Ltd. 0.00%, 03/09/09	69,951	1,770,460

Pharmaceuticals 1.4%
Sun Pharmaceutical Industries Ltd. 0.00%, 01/05/09	71,061	1,552,683

Wireless Telecommunication Services 1.6%
Bharti Airtel Ltd. 0.00%, 01/24/17	117,454	1,725,399

		8,806,876

UNITED ARAB EMIRATES 0.3%
Commercial Banks 0.3%
Union National Bank 0.00%, 01/05/10	522,639	313,583

Total Equity-Linked Notes (cost $13,320,598)		9,120,459

Foreign Bond 0.0% (a) (b) (c)

	Principal Amount	Market Value

BRAZIL 0.0%
Companhia Vale Do Rio Doce 0.00%, 09/29/49*	$20,000	0

Total Foreign Bond (cost $0)		0

Repurchase Agreement 1.1%

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $1,171,897, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09 — 06/24/09; total market value of $1,195,333.	1,171,895	1,171,895

Total Repurchase Agreement (cost $1,171,895)		1,171,895

Total Investments (cost $184,108,476)(d) — 98.0%		106,965,562

Other assets in excess of liabilities — 2.0%		2,150,529

NET ASSETS — 100.0%		$109,116,091

10 Annual Report 2008

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2008. The maturity date represents the actual maturity date.

(c)	Illiquid security.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AS	Stock Corporation

GDR	Global Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

NVDR	Non Voting Depositary Receipt

PCL	Public Company Limited

PLC	Public Limited Company

PT	Limited Liability Company

SA	Stock Company

The accompanying notes are an integral part of these financial statements

2008 Annual Report 11

Statement of Assets and Liabilities
December 31, 2008

Gartmore NVIT
Developing Markets
Fund

Assets:
Investments, at value (cost $182,936,581)	$105,793,667
Repurchase agreement, at value and cost	1,171,895

Total Investments	106,965,562

Foreign currencies, at value (cost $522,793)	525,262
Interest and dividends receivable	563,489
Receivable for capital shares issued	18,938
Receivable for investments sold	760,542
Reclaims receivable	4,731
Receivable from adviser	230,275
Receivable from sub-administrator	454,125
Prepaid expenses and other assets	1,168

Total Assets	109,524,092

Liabilities:
Payable for capital shares redeemed	9,060
Accrued expenses and other payables:
Investment advisory fees	229,453
Fund administration fees	4,385
Distribution fees	21,930
Administrative services fees	55,241
Custodian fees	49,364
Trustee fees	1,013
Compliance program costs (Note 3)	2,067
Professional fees	17,294
Printing fees	15,016
Other	3,178

Total Liabilities	408,001

Net Assets	$109,116,091

Represented by:
Capital	$225,228,608
Accumulated undistributed net investment income	307,660
Accumulated net realized losses from investment and foreign currency transactions	(39,283,404)
Net unrealized appreciation/(depreciation) from investments	(77,142,914)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	6,141

Net Assets	$109,116,091

Net Assets:
Class II Shares	$109,116,091

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	29,071,442

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$3.75

The accompanying notes are an integral part of these financial statements

12 Annual Report 2008

Statement of Operations
For the Year Ended December 31, 2008

Gartmore NVIT
Developing Markets
Fund

INVESTMENT INCOME:
Interest income	$75,652
Dividend income	8,095,929
Income from securities lending (Note 2)	1,161
Foreign tax withholding	(756,716)

Total Income	7,416,026

EXPENSES:
Investment advisory fees	3,008,517
Fund administration fees	139,130
Distribution fees	739,941
Administrative services fees	1,178,653
Custodian fees	235,700
Trustee fees	8,503
Compliance program costs (Note 3)	3,224
Professional fees	62,032
Printing fees	53,989
Other	35,647

Total expenses before waived expenses	5,465,336

Earnings credit (Note 4)	(1,771)
Expenses reimbursed by adviser (Note 3)	(230,275)
Expenses reimbursed by sub-administrator	(454,125)

Net Expenses	4,779,165

NET INVESTMENT INCOME	2,636,861

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(26,359,566)
Net realized losses from foreign currency transactions	(496,492)

Net realized losses from investment and foreign currency transactions	(26,856,058)

Net change in unrealized appreciation/(depreciation) from investments	(189,311,819)
Net change in unrealized appreciation/(depreciation) from foreign currency contracts	13,291
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(23,101)

Net change in unrealized appreciation/(depreciation) from investments, foreign currency translations and foreign currency transactions	(189,321,629)

Net realized/unrealized losses from investments, foreign currency translations and foreign currency transactions	(216,177,687)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(213,540,826)

The accompanying notes are an integral part of these financial statements

2008 Annual Report 13

Statements of Changes in Net Assets

	Gartmore NVIT Developing Markets Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$2,636,861	$2,134,649
Net realized gains (losses) from investment and foreign currency transacations	(26,856,058)	107,360,103
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(189,321,629)	33,412,803

Change in net assets resulting from operations	(213,540,826)	142,907,555

Distributions to Shareholders From:
Net investment income:
Class II	(1,912,243)	(1,934,912)
Net realized gains:
Class II	(105,206,478)	(57,603,336)

Change in net assets from shareholder distributions	(107,118,721)	(59,538,248)
Change in net assets from capital transactions	(114,058,983)	96,231,924

Change in net assets	(434,718,530)	179,601,231

Net Assets:
Beginning of year	543,834,621	364,233,390

End of year	$109,116,091	$543,834,621

Accumulated undistributed net investment income at end of year	$307,660	$79,509

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$90,730,255	$291,120,374
Dividends reinvested	107,118,721	59,538,216
Cost of shares redeemed	(311,907,959)	(254,426,666)

Change in net assets from capital transactions:	(114,058,983)	96,231,924

SHARE TRANSACTIONS:
Class II Shares
Issued	7,401,489	16,473,128
Reinvested	18,252,508	3,724,679
Redeemed	(24,709,234)	(15,299,516)

Total change in shares:	944,763	4,898,291

The accompanying notes are an integral part of these financial statements

14 Annual Report 2008

Financial Highlights
(Selected data for each share of capital outstanding throughout the years indicated)

Gartmore NVIT Developing Markets Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of year	Income	Investments	Operations	Income	Gains	Distributions	of year	Return	year	Net Assets	Net Assets	Net Assets (a)	Turnover
Class II Shares
Year Ended December 31, 2008	$19.34	0.11	(8.85)	(8.74)	(0.10)	(6.75)	(6.85)	$3.75	(57.86%)	$109,116,091	1.62%	0.89%	1.85%	67.43%
Year Ended December 31, 2007	$15.68	0.09	6.17	6.26	(0.08)	(2.52)	(2.60)	$19.34	43.51%	$543,834,621	1.56%	0.50%	1.56%	98.49%
Year Ended December 31, 2006	$13.04	0.08	3.96	4.04	(0.08)	(1.32)	(1.40)	$15.68	34.57%	$364,233,390	1.65%	0.57%	1.65%(b)	133.28%
Year Ended December 31, 2005	$11.83	0.07	3.17	3.24	(0.07)	(1.96)	(2.03)	$13.04	31.52%	$313,051,603	1.77%	0.49%	1.77%(b)	157.77%
Year Ended December 31, 2004	$10.39	0.07	1.90	1.97	(0.06)	(0.47)	(0.53)	$11.83	19.78%	$194,898,336	1.78%	0.69%	1.78%(b)	167.98%

(a)	During the year, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	There were no fee reductions during the year.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, the separate accounts of American Skandia Life Insurance Corporation, Peoples Benefit Life Insurance Company, a subsidiary of Aegon, Canada Life Assurance Company, Transamerica Financial Life Insurance Company and Fortis Benefits have purchased shares of the Gartmore NVIT Developing Markets Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the

16 Annual Report 2008

Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$23,624,174	$—	$83,341,388	$—	$—	$—	$106,965,562	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Equity-Linked Notes

Equity-linked notes are synthetic equity instruments that allow investors to gain equity exposure to the underlying shares without ownership of the underlying shares. This is a more cost efficient way of gaining exposure to local markets where custody and settlement costs are high, such as India, Egypt, and the

18 Annual Report 2008

United Arab Emirates. Equity-linked notes are priced at parity, which is the value of the underlying security, then adjusted by the appropriate foreign exchange rate.

The level and type of risk involved in the purchase of an equity-linked note by the Fund is similar to the risk involved in the purchase of the underlying security or other emerging market securities. Such notes therefore may be considered to have speculative elements. However, equity-linked notes are also dependent on the individual credit of the issuer of the note, which may be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the Fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Fund did not have securities on loan.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

(i)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Gartmore Global Partners (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Prior to December 1, 2008, under the terms of the Investment Advisory Agreement the Fund paid NFA a performance-based management fee. Effective December 1, 2008, the Investment Advisory Agreement was amended to eliminate the performance-based management fee and to implement an asset-based management fee. Each management fee structure is described as follows:

Performance-Based Management Fee

During the period January 1, 2008 through November 30, 2008, the Fund paid NFA a management fee based on the Fund’s average daily net assets and the performance of the Fund. This performance-based fee varied depending on the Fund’s performance relative to its benchmark. This fee was intended to reward or penalize

20 Annual Report 2008

NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees was the MSCI Emerging Markets Index.

The calculation of the total management fee was done in two separate steps. First, the Fund paid a base fee (at the end of each quarter), as adjusted for any applicable breakpoints (the “Base Fee Breakpoints”) as described in the following table:

Net Assets	Base Fee

Up to $500 million	1.05%

$500 million up to $2 billion	1.00%

$2 billion or more	0.95%

The base fee resulted in an annual fee, calculated and accrued daily. The fee rate was applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage was applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount was then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee was paid at the end of that most recently completed quarter.

The performance fee calculation applied to all of the Fund’s share classes equally, based on the performance of the Class II shares during the performance period. The table below shows the performance adjustment rate that applied to the Fund’s base fee (as such base fee was adjusted by Base Fee Breakpoints, to the extent applicable). NFA paid/(charged) the entire performance component of the fee to the subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points	+/- 0.10%

These performance-based advisory fees were paid quarterly. Under this performance-based fee arrangement, NFA (and the subadviser) could have received a performance fee increase even if the Fund had experienced negative performance that still exceeded its benchmark by more than the relevant percentage shown above.

Asset-Based Management Fee

At a meeting of the Board of Trustees held in-person on September 18, 2008, the Board of Trustees voted unanimously to eliminate the performance-based management fee and to implement an asset-based management fee equal to the lowest possible management fee at each breakpoint under the previous performance-based fee structure, which took effect on December 1, 2008. The new asset-based management fee, expressed as a percentage of the Fund’s average daily net assets, is as follows:

Fee Schedule	Total Fees

Up to $500 million	0.95%

$500 million up to $2 billion	0.90%

$2 billion or more	0.85%

In eliminating the performance-based fee structure, NFA is subject to a six-month transition period, which commenced December 1, 2008. If during this transition period the Fund’s assets are declining and the Fund underperforms its benchmark, the new management fee may be higher than the amount NFA would have been entitled to collect under the previous performance-based fee structure. If this were to occur during the

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

transition period, NFA would reimburse the Fund by the amount of the difference between the new management fee and the amount it would have been entitled to collect under the previous fee structure. Under no circumstances, during this transition period, has the management fee under the new fee structure exceeded, or will exceed, what NFA would have received under the old structure assuming maximum penalty for underperformance.

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $2,169,539 for the year ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.40% for the Fund’s Class II shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. As of December 31, 2008, the Fund had no cumulative potential reimbursements.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

22 Annual Report 2008

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class II of the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $3,224.

The Adviser has agreed to reimburse the Fund for $230,275 for certain expenses.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $200,924,420 and sales of $411,696,662.

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal

24 Annual Report 2008

Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

10. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net Long-Term	Total Taxable	Tax Exempt	Total Distributions
Year	Ordinary Income	Capital Gains	Distributions	Distributions	Paid

2008	$35,668,086	$71,450,635	$107,118,721	$0	$107,118,721

2007	28,883,951	30,654,297	59,538,248	0	59,538,248

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$0	$374,009	$0	$374,009	$0	$(33,818,494)	$(82,668,032)	(116,112,517)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$189,639,735	$871,049	$(83,545,222)	$(82,674,173)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$7,782,421	2016

As of December 31, 2008, the Fund has additional capital loss carryforwards, subject to any applicable limitations on availability, to offset future capital gains, if any, as the successor of a merger Fund.

Acquired Fund	Amount	Expires

Montgomery Emerging Markets Fund	$6,741,716	2009

Montgomery Emerging Markets Fund	3,370,858	2010

2008 Annual Report 25

Notes to Financial Statements (Continued)
December 31, 2008

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $15,857,150.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October currency losses in the amount of $66,349.

26 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Gartmore NVIT Developing Markets Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 27

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

The Fund intends to designate $71,450,635 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2008, the Fund had $0.02 per share of foreign source income.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on December 31, 2008 are $0.25 and $0.02, respectively. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record dates.

28 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

30 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

32 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 33

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

34 Annual Report 2008

Gartmore NVIT Emerging Markets Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

9	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-EM (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Morgan Stanley Capital International Emerging Markets (MSCI EM) IndexSM: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Gartmore Global Partners.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

Gartmore NVIT Emerging Markets Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the Gartmore NVIT Emerging Markets Fund (Class I at NAV) registered -57.76% versus -53.18% for its benchmark, the Morgan Stanley Capital International Emerging Markets (MSCI EM) IndexSM. For broader comparison, the average return for the Fund’s Lipper peer category of Emerging Markets Funds (consisting of 44 funds as of December 31, 2008) was -54.07% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

In relative terms, currency movements had a significant impact on the Fund during the reporting period. The decline of the Brazilian real, which fell more than 23% in U.S. Dollar terms during the reporting period, benefited Fund performance. At the country level, the Fund’s overweight in Egypt added value, driven by a single stock position in the telecommunications sector. Shares in Telecom Egypt, the largest fixed-line company in the Middle East and Africa, proved relatively resilient in a falling market. Other key stock contributors to the Fund included overweights in China Construction Bank, which expected to benefit as a result of China’s fiscal stimulus package, Brazilian retailer CBD (Companhia Brasileira de Distribuição), and South Africa’s Standard Bank Group Ltd. Shares in Fund holding Standard Bank gained after South Africa’s Reserve Bank cut interest rates in December for the first time in three years. With inflationary pressures receding, further cuts are expected; this should reduce loan default risk and boost lending activities.

What areas of investment detracted from Fund performance?

At the country level, exposure to Russia detracted from Fund performance during the reporting period. The principal laggard was the Fund’s overweight in auto manufacturer Sollers (formerly OAO Severstal-Avto). Russian auto manufacturers faced funding difficulties as foreign banks and private lenders declined to offer loans to the industry. The Russian government stepped in, through its state-controlled banks, with Sollers securing a credit line of 4 billion rubles (the equivalent of nearly $121 million U.S. Dollars) from VTB Group, the country’s second-largest bank, for the coming year.

In Brazil, deteriorating credit conditions undermined the value of the Fund’s stake in the Brazilian mining and energy-generating company MPX Energia S.A. The company has a number of electricity-generating projects in the pipeline. MPX Energia has secured funding from Japanese institutions and the Brazilian development bank BNDES. Other detractors from Fund performance included Union Bank of Abu Dhabi, whose shares fell as the economic environment deteriorated in the Gulf region.

At the sector level, we added exposure to energy stocks as the oil price rose. This exposure detracted from Fund performance, with Fund holdings such as China Petroleum & Chemical Corp., Russia’s OAO Gazprom and Kazakhstan’s Kazmunaigaz all declining.

What is your outlook for the near term?

We believe that growth rates in core emerging economies will decline during 2009, because the fundamental problems gripping global financial markets have not yet been resolved. Credit constraints and diminished global trade will make operating conditions challenging. At the same time, we expect internal consumption to slow, with consumers preferring to save amid a less-certain economic environment.

Our attention is expected to remain focused on large-capitalization, cash-generative companies, notable for their low beta (low sensitivity to market returns). The Fund’s core overweights currently are in the telecommunications and financials sectors. In telecoms, we expect to continue to focus on well-established, cash-generative, integrated companies and the remaining high-growth mobile markets.

4 Annual Report 2008

We also have currently increased exposure to financials, because emerging market banks have limited exposure to the assets that have undermined western financial institutions. Opportunities may exist for domestic banks to gain market share and improve margins at a time of reduced competition from international operators. The Fund’s core underweights currently are in sectors such as materials, which are expected to slow as the global economy contracts.

Subadviser:
Gartmore Global Partners

Portfolio Manager:
Christopher Palmer, CFA

2008 Annual Report 5

Fund Performance	Gartmore NVIT Emerging Markets Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Expense
	1 Yr.	5 Yr.	Inception[2]	Ratio*

Class I3	-57.76%	6.13%	3.61%	1.37%

Class II4	-57.93%	5.82%	3.33%	1.61%

Class III[4]	-57.83%	6.08%	3.59%	1.36%

Class VI4	-57.86%	5.99%	3.43%	1.45%

*	As of December 31, 2007. Performance fees apply to the Fund, which may increase or decrease expenses. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on August 30, 2000.

[3]	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

[4]	These returns until the creation of Class II shares (March 4, 2002), Class III shares (May 2, 2002) and Class VI shares (April 28, 2004) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class II, Class III and Class VI shares would have produced because all classes of shares invest in the same portfolio of securities. Class II and Class VI shares’ annual returns have been restated to reflect the additional fees applicable to Class II and Class VI shares and therefore are lower than those of Class I. For Class III and Class VI shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III and Class VI shares would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Gartmore NVIT Emerging Markets Fund versus performance of the Morgan Stanley Capital International Emerging Markets Free Index (MSCI Emerging Markets Index )(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The MSCI Emerging Markets Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

6 Annual Report 2008

Shareholder	Gartmore NVIT Emerging Markets Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
Gartmore NVIT Emerging			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Markets Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/2008[a]

Class I	Actual		1,000.00	477.70	4.87	1.31
	Hypothetical	[b]	1,000.00	1,018.55	6.67	1.31

Class II	Actual		1,000.00	476.30	5.90	1.59
	Hypothetical	[b]	1,000.00	1,017.14	8.09	1.59

Class III	Actual		1,000.00	477.00	4.86	1.31
	Hypothetical	[b]	1,000.00	1,018.55	6.67	1.31

Class VI	Actual		1,000.00	476.90	5.27	1.42
	Hypothetical	[b]	1,000.00	1,018.00	7.23	1.42

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Annual Report 7

Portfolio Summary	Gartmore NVIT Emerging Markets Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	83.3%
Equity-Linked Notes	8.4%
Repurchase Agreements	7.3%
Preferred Stocks	6.5%
Liabilities in excess of other assets	(5.5)%

100.0%

Top Industries

Commercial Banks	21.0%
Oil, Gas & Consumable Fuels	17.0%
Wireless Telecommunication Services	13.4%
Metals & Mining	6.0%
Diversified Telecommunication Services	5.2%
Semiconductors & Semiconductor Equipment	4.9%
Food & Staples Retailing	4.1%
Insurance	3.8%
Electric Utilities	2.8%
Electronic Equipment & Instruments	2.5%
Other	19.3%

100.0%

Top Holdings

China Mobile Ltd.	4.2%
China Construction Bank Corp., Class H	3.2%
Petroleo Brasileiro SA ADR	3.2%
America Movil SA de CV, Series L ADR	2.6%
MTN Group Ltd.	2.6%
Standard Bank Group Ltd.	2.5%
POSCO	2.3%
Samsung Electronics Co. Ltd.	2.1%
CEZ AS	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Other*	73.1%

100.0%

Top Countries

Republic of Korea	11.9%
Brazil	10.4%
South Africa	10.2%
China	9.6%
India	9.2%
Hong Kong	8.0%
Taiwan	7.0%
Mexico	6.1%
Russian Federation	4.8%
Malaysia	3.7%
Other*	19.1%

100.0%

*	For purposes of listing top holdings and countries, the repurchase agreements are included as part of Other.

8 Annual Report 2008

Statement of Investments
December 31, 2008

Gartmore NVIT Emerging Markets Fund

Common Stocks 83.3%

	Shares	Market Value

BRAZIL 4.6%
Commercial Banks 1.0%
Unibanco — Uniao de Bancos Brasileiros SA GDR	24,700	$1,596,114

Diversified Telecommunication Services 1.3%
Brasil Telecom Participacoes SA ADR	50,236	1,940,617

Food & Staples Retailing 0.8%
Cia Brasileira de Distribuicao Groupo Pao de Acucar ADR	45,796	1,262,138

Independent Power Producers & Energy Traders 0.2%
MPX Energia SA*	4,500	270,270

Oil, Gas & Consumable Fuels 0.3%
Petroleo Brasileiro SA ADR	18,056	442,191

Transportation Infrastructure 1.0%
Companhia de Concessoes Rodoviarias	153,344	1,554,491

		7,065,821

CHILE 1.5%
Commercial Banks 0.6%
Banco Santander Chile SA ADR	25,180	882,056

Independent Power Producers & Energy Traders 0.9%
Empresa Nacional de Electricidad SA ADR	41,919	1,403,867

		2,285,923

CHINA 9.6% (a)
Commercial Banks 4.7% (b)
China Construction Bank Corp., Class H	8,830,000	4,912,891
Industrial & Commercial Bank of China, Class H	4,372,000	2,321,229

		7,234,120

Insurance 1.9% (b)
Ping An Insurance Co. of China Ltd., Class H	601,000	2,953,581

Marine 0.1% (b)
China Shipping Development Co. Ltd., Class H	230,000	231,780

Oil, Gas & Consumable Fuels 2.9%
China Petroleum & Chemical Corp., Class H	3,534,000	2,172,277
PetroChina Co. Ltd., Class H	2,607,000	2,316,788

		4,489,065

		14,908,546

CZECH REPUBLIC 2.2% (a)
Electric Utility 2.1%
CEZ AS	76,973	3,278,004

Metals & Mining 0.1%
New World Resources NV, Class A	41,855	162,014

		3,440,018

EGYPT 1.9% (a)
Commercial Banks 0.3%
Commercial International Bank	58,070	395,280

Diversified Telecommunication Services 1.6%
Telecom Egypt GDR	159,476	2,494,393

		2,889,673

HONG KONG 8.0% (a)
Electronic Equipment & Instruments 1.0%
Kingboard Chemical Holdings Ltd.	850,500	1,541,704

Marine 0.8%
Pacific Basin Shipping Ltd.	2,828,000	1,301,869

Oil, Gas & Consumable Fuels 1.0%
CNOOC Ltd.	1,539,000	1,463,896

Personal Products 1.0% (b)
Hengan International Group Co. Ltd.	501,000	1,616,690

Wireless Telecommunication Services 4.2%
China Mobile Ltd.	646,800	6,562,677

		12,486,836

INDIA 1.1%
Information Technology Services 1.1%
Infosys Technologies Ltd. ADR	69,651	1,711,325

INDONESIA 1.5% (a)
Commercial Banks 1.5%
Bank Central Asia Tbk PT	7,687,000	2,335,206

ISRAEL 1.5%
Chemicals 0.4% (a)
Israel Chemicals Ltd.	84,036	588,126

Software 1.1%
Check Point Software Technologies Ltd.*	95,487	1,813,298

		2,401,424

KAZAKHSTAN 1.6% (a)
Oil, Gas & Consumable Fuels 1.6%
KazMunaiGas Exploration Production GDR	199,800	2,533,124

LUXEMBOURG 0.1% (a)
Metals & Mining 0.1%
Evraz Group SA GDR	14,488	126,180

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

Gartmore NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

MALAYSIA 3.7% (a)
Commercial Banks 2.0%
Bumiputra Commerce Holdings Bhd	1,361,000	$2,307,091
Public Bank Bhd	300,900	771,647

		3,078,738

Hotels, Restaurants & Leisure 0.8%
Resorts World Bhd	1,993,600	1,308,542

Wireless Telecommunication Services 0.9%
TM International Bhd.*	1,249,800	1,314,315

		5,701,595

MEXICO 6.1%
Commercial Banks 0.8%
Grupo Financiero Banorte SAB de CV, Series O	662,683	1,196,619

Food & Staples Retailing 1.8% (b)
Wal-Mart de Mexico SAB de CV, Series V	1,047,391	2,799,115

Metals & Mining 0.9% (b)
Industrias CH SAB de CV, Series B*	560,500	1,412,900

Wireless Telecommunication Services 2.6%
America Movil SA de CV, Series L ADR	132,374	4,102,270

		9,510,904

MOROCCO 0.6% (a)
Real Estate Management & Development 0.6%
Compagnie Generale Immobiliere	3,389	947,609

POLAND 2.5% (a)
Commercial Banks 1.1%
Powszechna Kasa Oszczednosci Bank Polski SA	139,287	1,683,316

Diversified Telecommunication Services 1.4%
Telekomunikacja Polska SA	342,468	2,226,029

		3,909,345

REPUBLIC OF KOREA 11.2%
Chemicals 0.7% (a)
LG Chem Ltd.*	17,502	1,007,617

Commercial Banks 1.3%
KB Financial Group, Inc. ADR	77,503	2,030,578

Household Durables 1.1% (a)
LG Electronics, Inc.*	27,801	1,688,359

Industrial Conglomerate 1.0% (a)
LG Corp.*	44,300	1,538,654

Insurance 1.9% (a)
Samsung Fire & Marine Insurance Co. Ltd.	19,324	2,936,820

Machinery 0.8% (a)
Hanjin Heavy Industries & Construction Co. Ltd.*	53,897	1,265,171

Metals & Mining 2.3% (a)
POSCO	11,643	3,536,069

Semiconductors & Semiconductor Equipment 2.1% (a)
Samsung Electronics Co. Ltd.	9,064	3,305,041

		17,308,309

RUSSIAN FEDERATION 4.8%
Automobiles 0.2% (a)
Sollers	91,906	368,708

Chemicals 0.5% (a)
Uralkali GDR	78,813	707,737

Commercial Banks 0.7% (a)
Sberbank	1,504,302	1,125,526

Metals & Mining 0.0% (a)
Chelyabinsk Zinc Plant*	42,800	38,520

Oil, Gas & Consumable Fuels 2.0% (a)
Gazprom OAO ADR	215,346	3,102,554

Transportation Infrastructure 0.3% (a)
Novorossiysk Commercial Sea Port GDR	61,792	421,653

Wireless Telecommunication Services 1.1%
Mobile Telesystems OJSC ADR	61,682	1,645,676

		7,410,374

SOUTH AFRICA 10.2% (a)
Beverages 1.3%
SABMiller PLC	117,620	2,064,307

Commercial Banks 2.5%
Standard Bank Group Ltd.	420,929	3,800,710

Food & Staples Retailing 1.5%
Massmart Holdings Ltd.	258,600	2,372,960

Metals & Mining 1.0%
Impala Platinum Holdings Ltd.	99,454	1,466,772

Oil, Gas & Consumable Fuels 1.3%
Sasol Ltd.	64,713	1,969,503

Wireless Telecommunication Services 2.6%
MTN Group Ltd.	346,876	4,092,775

		15,767,027

TAIWAN 7.0% (a)
Chemicals 0.8%
Formosa Plastics Corp.	976,000	1,303,826
NanYa Plastics Corp.	900	975

		1,304,801

10 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

TAIWAN (continued)

Commercial Banks 1.3%
Chinatrust Financial Holding Co. Ltd.	4,843,000	$2,075,678

Diversified Telecommunication Services 0.9%
Chunghwa Telecom Co. Ltd.	856,500	1,381,589

Electronic Equipment & Instruments 1.5%
Delta Electronics, Inc.	14	27
HON HAI Precision Industry Co. Ltd.	1,163,392	2,297,151

		2,297,178

Metals & Mining 0.0%
China Steel Corp.	420	298

Semiconductors & Semiconductor Equipment 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,341,031	3,198,774

Wireless Telecommunication Services 0.4%
Taiwan Mobile Co. Ltd.	451,000	672,043

		10,930,361

THAILAND 3.0% (a)
Oil, Gas & Consumable Fuels 3.0%
Banpu PCL NVDR	429,552	2,872,511
PTT Exploration & Production PCL NVDR	590,900	1,850,114

		4,722,625

TURKEY 0.6% (a)
Commercial Banks 0.6%
Turkiye Vakiflar Bankasi Tao, Class D	1,211,284	934,809

Total Common Stocks (cost $199,975,654)		129,327,034

Equity-Linked Notes 8.4%

INDIA 8.1% (a)
Commercial Banks 1.3%
Bank of India 0.00%, 01/15/18	357,070	2,103,142

Electric Utilities 0.7%
Tata Power Co. Ltd. 0.00%, 03/28/12	68,447	1,052,715

Household Products 1.4%
Hindustan Unilever Ltd. 0.00%, 01/30/17	412,893	2,122,270

Oil, Gas & Consumable Fuels 1.7%
Reliance Industries Ltd. 0.00%, 03/09/09	102,039	2,582,607

Pharmaceuticals 1.4%
Sun Pharmaceutical Industries Ltd. 0.00%, 01/05/09	101,808	2,224,505

Wireless Telecommunication Services 1.6%
Bharti Airtel Ltd. 0.00%, 01/24/17*	175,105	2,572,293

		12,657,532

UNITED ARAB EMIRATES 0.3% (a)
Commercial Banks 0.3%
Union National Bank 0.00%, 01/05/10	685,089	411,053

Total Equity-Linked Notes (cost $16,283,355)		13,068,585

Preferred Stocks 6.5%

BRAZIL 5.8%
Commercial Banks 1.0%
Banco Bradesco SA	160,017	1,550,744

Metals & Mining 1.6%
Companhia Vale do Rio Doce, Class A	245,224	2,513,257

Oil, Gas & Consumable Fuels 3.2%
Petroleo Brasileiro SA ADR	237,576	4,848,926

		8,912,927

REPUBLIC OF KOREA 0.7% (a)
Semiconductors & Semiconductor Equipment 0.7%
Samsung Electronics Co. Ltd. GDR	10,582	1,116,419

Total Preferred Stocks (cost $16,574,270)		10,029,346

Repurchase Agreements 7.3%

	Principal Amount	Market Value

Morgan Stanley (c), 0.04%, dated 12/31/08, due 01/02/09, repurchase price $10,568,009, collateralized by U.S. Government Agency Mortgages ranging 3.43% - 7.00%, maturing 03/01/15 - 09/01/48; total market value of $10,779,346	$10,567,986	10,567,986

2008 Annual Report 11

Statement of Investments (Continued)
December 31, 2008

Gartmore NVIT Emerging Markets Fund (Continued)

Repurchase Agreements (continued)
	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $744,101, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09 - 06/24/09; total market value of $758,982	$744,100	$744,100

Total Repurchase Agreements (cost $11,312,086)		11,312,086

Total Investments (cost $244,145,365) (d) — 105.5%		163,737,051
Liabilities in excess of other assets — (5.5)%		(8,472,259)

NET ASSETS — 100.0%		$155,264,792

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The security or a partial position of this security is on loan at December 31, 2008. The total value of securities on loan at December 31, 2008 was $9,658,806.

(c)	The security was purchased with cash collateral held from securities on loan (See Note 2). The total value of this security as of December 31, 2008 was $10,567,985.

(d)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

ADR	American Depositary Receipt

AS	Stock Corporation

GDR	Global Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

NVDR	Non Voting Depositary Receipt

PCL	Public Company Limited

PLC	Public Limited Company

PT	Limited Liability Company

SA	Stock Company

SA de CV	Public Traded Company with Variable Capital

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

Gartmore NVIT
Emerging Markets
Fund

Assets:
Investments, at value (cost $232,833,279)*	$152,424,965
Repurchase agreements, at value and cost	11,312,086

Total Investments	163,737,051

Foreign currencies, at value (cost $876,851)	880,998
Interest and dividends receivable	528,138
Receivable for capital shares issued	238,039
Receivable for investments sold	1,118,936
Reclaims receivable	7,276
Prepaid expenses and other assets	1,245

Total Assets	166,511,683

Liabilities:
Cash overdraft	18,228
Payable upon return of securities loaned (Note 2)	10,567,986
Payable for capital shares redeemed	191,089
Accrued expenses and other payables:
Investment advisory fees	350,975
Fund administration fees	6,335
Distribution fees	8,154
Administrative services fees	25,626
Custodian fees	18,975
Trustee fees	1,462
Compliance program costs (Note 3)	2,983
Professional fees	23,412
Printing fees	26,155
Other	5,511

Total Liabilities	11,246,891

Net Assets	$155,264,792

Represented by:
Capital	$262,570,392
Accumulated undistributed net investment income	131,023
Accumulated net realized losses from investment and foreign currency transactions	(27,031,005)
Net unrealized appreciation/(depreciation) from investments	(80,408,314)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	2,696

Net Assets	$155,264,792

Net Assets:
Class I Shares	$29,077,237
Class II Shares	2,461,889
Class III Shares	86,462,769
Class VI Shares	37,262,897

Total	$155,264,792

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	4,127,217
Class II Shares	352,534
Class III Shares	12,290,848
Class VI Shares	5,299,828

Total	22,070,427

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.05
Class II Shares	$6.98
Class III Shares	$7.03
Class VI Shares	$7.03

* Includes value of securities on loan of $9,658,806 (Note 2).
The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statement of Operations
For the Year Ended December 31, 2008

Gartmore NVIT
Emerging Markets
Fund

INVESTMENT INCOME:
Interest income	$48,033
Dividend income	9,341,246
Income from securities lending (Note 2)	133,107
Foreign tax withholding	(839,559)

Total Income	8,682,827

EXPENSES:
Investment advisory fees	3,508,231
Fund administration fees	158,520
Distribution fees Class II Shares	15,757
Distribution fees Class VI Shares	212,449
Administrative services fees Class I Shares	78,007
Administrative services fees Class II Shares	9,676
Administrative services fees Class III Shares	270,621
Administrative services fees Class VI Shares	9,967
Custodian fees	80,302
Trustee fees	10,765
Compliance program costs (Note 3)	4,102
Professional fees	64,775
Printing fees	73,295
Other	40,341

Total expenses before earnings credit	4,536,808

Earnings credit (Note 5)	(2,668)

Net Expenses	4,534,140

NET INVESTMENT INCOME	4,148,687

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(26,808,936)
Net realized losses from foreign currency transactions	(369,448)

Net realized losses from investment and foreign currency transactions	(27,178,384)

Net change in unrealized appreciation/(depreciation) from investments	(230,130,418)
Net change in unrealized appreciation/(depreciation) from foreign currency contracts	43
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	3,343

Net change in unrealized appreciation/(depreciation) from investments, foreign currency translations and foreign currency transactions	(230,127,032)

Net realized/unrealized losses from investments, foreign currency translations and foreign currency transactions	(257,305,416)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(253,156,729)

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2008

Statements of Changes in Net Assets

	Gartmore NVIT Emerging Markets Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$4,148,687	$2,792,511
Net realized gains (losses) from investment and foreign currency transactions	(27,178,384)	67,678,445
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(230,127,032)	72,342,943

Change in net assets resulting from operations	(253,156,729)	142,813,899

Distributions to Shareholders From:
Net investment income:
Class I	(677,857)	(413,677)
Class II	(50,999)	(38,948)
Class III	(2,097,399)	(1,670,240)
Class VI	(845,127)	(586,038)
Net realized gains:
Class I	(12,507,910)	(5,931,932)
Class II	(1,261,336)	(979,635)
Class III	(36,789,032)	(24,362,173)
Class VI	(17,146,607)	(9,036,777)

Change in net assets from shareholder distributions	(71,376,267)	(43,019,420)

Change in net assets from capital transactions	(33,090,814)	90,151,894

Change in net assets	(357,623,810)	189,946,373

Net Assets:
Beginning of year	512,888,602	322,942,229

End of year	$155,264,792	$512,888,602

Accumulated undistributed net investment income at end of year	$131,023	$23,136

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$20,284,208	$24,402,284
Dividends reinvested	13,185,767	6,345,599
Cost of shares redeemed	(25,082,608)	(13,991,360)

Total Class I	8,387,367	16,756,523

Class II Shares
Proceeds from shares issued	3,839	6,219
Dividends reinvested	1,312,335	1,018,582
Cost of shares redeemed	(2,526,679)	(2,342,221)

Total Class II	(1,210,505)	(1,317,420)

Class III Shares
Proceeds from shares issued	23,571,945	85,001,467
Dividends reinvested	38,886,431	26,032,372
Cost of shares redeemed (a)	(95,906,852)	(68,643,044)

Total Class III	(33,448,476)	42,390,795

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements..

2008 Annual Report 15

Statements of Changes in Net Assets (Continued)

	Gartmore NVIT Emerging Markets Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Class VI Shares
Proceeds from shares issued	15,667,548	46,740,126
Dividends reinvested	17,991,734	9,622,809
Cost of shares redeemed (a)	(40,478,482)	(24,040,939)

Total Class VI	(6,819,200)	32,321,996

Change in net assets from capital transactions:	$(33,090,814)	$90,151,894

SHARE TRANSACTIONS:
Class I Shares
Issued	1,291,621	1,189,263
Reinvested	1,193,242	340,767
Redeemed	(1,794,496)	(728,074)

Total Class I Shares	690,367	801,956

Class II Shares
Issued	64	50
Reinvested	119,782	55,203
Redeemed	(199,999)	(121,506)

Total Class II Shares	(80,153)	(66,253)

Class III Shares
Issued	1,489,747	4,192,756
Reinvested	3,521,342	1,399,588
Redeemed	(5,956,626)	(3,634,347)

Total Class III Shares	(945,537)	1,957,997

Class VI Shares
Issued	832,765	2,331,450
Reinvested	1,630,184	517,233
Redeemed	(2,761,745)	(1,284,704)

Total Class VI Shares	(298,796)	1,563,979

Total change in shares:	(634,119)	4,257,679

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

16 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Gartmore NVIT Emerging Markets Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized														Ratio of
			and												Ratio of Net		Expenses
	Net Asset		Unrealized										Ratio of		Investment		(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset			Net Assets	Expenses		Income		Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total		at End of	to Average		to Average		to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return		Period	Net Assets		Net Assets		Net Assets (d)		Turnover (c)

Class I Shares
Year Ended December 31, 2008	$22.61	0.20	(11.89)	(11.69)	(0.19)	(3.69)	(3.88)	0.01	$7.05	(57.76%)		$29,077,237	1.30%		1.27%		1.30%		63.87%
Year Ended December 31, 2007	$17.52	0.14	7.31	7.45	(0.14)	(2.23)	(2.37)	0.01	$22.61	45.58%		$77,698,603	1.37%		0.73%		1.37%		62.52%
Year Ended December 31, 2006	$13.08	0.12	4.58	4.70	(0.10)	(0.17)	(0.27)	0.01	$17.52	36.72%		$46,161,018	1.33%		0.81%		1.33%		114.19%
Year Ended December 31, 2005	$10.83	0.10	3.38	3.48	(0.07)	(1.16)	(1.23)	–	$13.08	32.64%		$30,292,201	1.46%		0.89%		1.46%		132.22%
Year Ended December 31, 2004	$9.84	0.13	1.89	2.02	(0.11)	(0.93)	(1.04)	0.01	$10.83	20.74%		$20,279,615	1.47%		1.08%		1.47%		151.18%

Class II Shares
Year Ended December 31, 2008	$22.46	0.18	(11.84)	(11.66)	(0.14)	(3.69)	(3.83)	0.01	$6.98	(57.93%)		$2,461,889	1.57%		1.01%		1.57%		63.87%
Year Ended December 31, 2007	$17.42	0.11	7.24	7.35	(0.09)	(2.23)	(2.32)	0.01	$22.46	45.19%		$9,720,051	1.61%		0.53%		1.61%		62.52%
Year Ended December 31, 2006	$13.02	0.09	4.55	4.64	(0.08)	(0.17)	(0.25)	0.01	$17.42	36.31%		$8,692,065	1.58%		0.61%		1.58%		114.19%
Year Ended December 31, 2005	$10.79	0.07	3.37	3.44	(0.05)	(1.16)	(1.21)	–	$13.02	32.33%		$8,140,826	1.71%		0.61%		1.71%		132.22%
Year Ended December 31, 2004	$9.82	0.11	1.87	1.98	(0.09)	(0.93)	(1.02)	0.01	$10.79	20.44%		$8,178,243	1.72%		0.87%		1.72%		151.18%

Class III Shares
Year Ended December 31, 2008	$22.59	0.20	(11.90)	(11.70)	(0.18)	(3.69)	(3.87)	0.01	$7.03	(57.83%)		$86,462,769	1.31%		1.26%		1.31%		63.87%
Year Ended December 31, 2007	$17.51	0.15	7.29	7.44	(0.14)	(2.23)	(2.37)	0.01	$22.59	45.55%		$299,039,422	1.36%		0.74%		1.36%		62.52%
Year Ended December 31, 2006	$13.08	0.12	4.57	4.69	(0.10)	(0.17)	(0.27)	0.01	$17.51	36.64%		$197,466,543	1.33%		0.87%		1.33%		114.19%
Year Ended December 31, 2005	$10.83	0.08	3.40	3.48	(0.07)	(1.16)	(1.23)	–	$13.08	32.65%		$151,545,767	1.45%		0.75%		1.45%		132.22%
Year Ended December 31, 2004	$9.84	0.12	1.90	2.02	(0.11)	(0.93)	(1.04)	0.01	$10.83	20.76%		$66,843,568	1.48%		1.08%		1.48%		151.18%

Class VI Shares
Year Ended December 31, 2008	$22.58	0.20	(11.90)	(11.70)	(0.17)	(3.69)	(3.86)	0.01	$7.03	(57.86%)		$37,262,897	1.43%		1.15%		1.43%		63.87%
Year Ended December 31, 2007	$17.50	0.12	7.30	7.42	(0.12)	(2.23)	(2.35)	0.01	$22.58	45.45%		$126,430,526	1.45%		0.62%		1.45%		62.52%
Year Ended December 31, 2006	$13.07	0.10	4.58	4.68	(0.09)	(0.17)	(0.26)	0.01	$17.50	36.56%		$70,622,603	1.43%		0.69%		1.43%		114.19%
Year Ended December 31, 2005	$10.83	0.07	3.40	3.47	(0.07)	(1.16)	(1.23)	–	$13.07	32.49%		$35,999,917	1.55%		0.59%		1.55%		132.22%
Period Ended December 31, 2004 (e)	$10.11	0.05	1.62	1.67	(0.10)	(0.86)	(0.96)	0.01	$10.83	16	.70%(a)	$8,861,697	1	.68%(b)	0	.97%(b)	1	.68%(b)	151.18%
Amounts designated as “–” are zero or have been rounded to zero

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	There were no fee waivers/reimbursements during the period.
(e)	For the period from April 28, 2004 (commencement of operations) through October 31, 2004.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 17

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Gartmore NVIT Emerging Markets Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

18 Annual Report 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$34,976,452	$—	$128,760,599	$—	$—	$—	$163,737,051	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Equity-Linked Notes

Equity-linked notes are synthetic equity instruments that allow investors to gain equity exposure to the underlying shares without ownership of the underlying shares. This is a more cost efficient way of gaining exposure to local markets where custody and settlement costs are high, such as India, Egypt, and the

20 Annual Report 2008

United Arab Emirates. Equity-linked notes are priced at parity, which is the value of the underlying security, then adjusted by the appropriate foreign exchange rate.

The level and type of risk involved in the purchase of an equity-linked note by the Fund is similar to the risk involved in the purchase of the underlying security or other emerging market securities. Such notes therefore may be considered to have speculative elements. However, equity-linked notes are also dependent on the individual credit of the issuer of the note, which may be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the Fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

The following shows the value of securities on loan by the Fund and the value of collateral posted as of December 31, 2008:

Value of Loaned Securities	Value of Collateral

$9,658,806	$10,567,986

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Gartmore Global Partners

22 Annual Report 2008

(the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Prior to December 1, 2008, under the terms of the Investment Advisory Agreement the Fund paid NFA a performance-based management fee. Effective December 1, 2008, the Investment Advisory Agreement was amended to eliminate the performance-based management fee and to implement an asset-based management fee. Each management fee structure is described as follows:

Performance-Based Management Fee

During the period January 1, 2008 through November 30, 2008, the Fund paid NFA a management fee based on the Fund’s average daily net assets and the performance of the Fund. This performance-based fee varied depending on the Fund’s performance relative to its benchmark. This fee was intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees was the MSCI Emerging Markets Index.

The calculation of the total management fee was done in two separate steps. First, the Fund paid a base fee (at the end of each quarter), as adjusted for any applicable breakpoints (the “Base Fee Breakpoints”) as described in the following table:

Net Assets	Base Fee

Up to $500 million	1.05%

$500 million up to $2 billion	1.00%

$2 billion or more	0.95%

The base fee resulted in an annual fee, calculated and accrued daily. The fee rate was applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage was applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount was then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee was paid at the end of that most recently completed quarter.

The performance fee calculation applied to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate that applied to the Fund’s base fee (as such base fee was adjusted by Base Fee Breakpoints, to the extent applicable). NFA paid/(charged) the entire performance component of the fee to the subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points	+/- 0.10%

These performance-based advisory fees were paid quarterly. Under this performance-based fee arrangement, NFA (and the subadviser) could have received a performance fee increase even if the Fund had experienced negative performance that still exceeded its benchmark by more than the relevant percentage shown above.

Asset-Based Management Fee

At a meeting of the Board of Trustees held in-person on September 18, 2008, the Board of Trustees voted unanimously to eliminate the performance-based management fee and to implement an asset-based management fee equal to the lowest possible management fee at each breakpoint under the previous performance-

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

based fee structure, which took effect on December 1, 2008. The new asset-based management fee, expressed as a percentage of the Fund’s average daily net assets, is as follows:

Fee Schedule	Total Fees

Up to $500 million	0.95%

$500 million up to $2 billion	0.90%

$2 billion or more	0.85%

In eliminating the performance-based fee structure, NFA is subject to a six-month transition period, which commenced December 1, 2008. If during this transition period the Fund’s assets are declining and the Fund underperforms its benchmark, the new management fee may be higher than the amount NFA would have been entitled to collect under the previous performance-based fee structure. If this were to occur during the transition period, NFA would reimburse the Fund by the amount of the difference between the new management fee and the amount it would have been entitled to collect under the previous fee structure. Under no circumstances, during this transition period, has the management fee under the new fee structure exceeded, or will exceed, what NFA would have received under the old structure assuming maximum penalty for underperformance.

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $2,366,943 for the year ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.40% for the Fund’s Class I, Class II, Class III, and Class VI shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. As of December 31, 2008, the Fund had no cumulative potential reimbursements.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

24 Annual Report 2008

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, Class II, Class III and Class VI of the Fund.

For the year ended December 31, 2008, NFS received $424,172 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $4,102.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-

2008 Annual Report 25

Notes to Financial Statements (Continued)
December 31, 2008

term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $93,333 and $38,408, respectively, from Class III and Class VI.

For the year ended December 31, 2007, the Fund had contributions to capital due to redemption fees in the amount of $186,872 and $37,749, respectively, from Class III and Class VI.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $216,273,771 and sales of $316,989,577.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market

26 Annual Report 2008

trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

10. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

2008 Annual Report 27

Notes to Financial Statements (Continued)
December 31, 2008

11. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total		Total
	Ordinary	Long-Term	Taxable		Distributions
Year	Income	Capital Gains	Distributions	Return of Capital	Paid

2008	$25,774,672	$45,601,595	$71,376,267	$—	$71,376,267

2007	24,635,345	18,384,075	43,019,420	—	43,019,420

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$219,805	$—	$219,805	$—	$(23,265,104)	$(84,260,301)	$(107,305,600)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$248,000,048	$2,453,151	$(86,716,148)	$(84,262,997)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$3,434,675	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $19,741,647.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October currency losses in the amount of $88,782.

28 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Gartmore NVIT Emerging Markets Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 29

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

The Fund intends to designate $45,601,595 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on December 31, 2008 are $0.38 and $0.04, respectively. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record dates.

30 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

32 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 33

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

34 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 35

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

36 Annual Report 2008

Gartmore NVIT Global Utilities Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

9	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-GU (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than that of other mutual funds.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Morgan Stanley Capital International (MSCI) World Telecommunication Services IndexSM: An unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global utilities sector.

Morgan Stanley Capital International (MSCI) World Utilities IndexSM: An unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the utilities sector, which includes industry groups such as electric, gas, multi-utilities, and unregulated power and water.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Gartmore Global Partners.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

Gartmore NVIT Global Utilities Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the Gartmore NVIT Global Utilities Fund (Class III at NAV) registered -32.90% versus -30.88% for its benchmark, a blend of 60% Morgan Stanley Capital International (MSCI) World Telecommunication Services IndexSM and 40% MSCI World Utilities IndexSM. For broader comparison, the average return for the Fund’s Lipper peer category of Utility Funds (consisting of 32 funds as of December 31, 2008) was -35.17% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The largest contributors to Fund performance were underweight positions compared to the blended benchmark in U.S.-based Sprint Nextel Corp. and U.K.-based BT Group plc. The third-largest U.S. wireless business, Sprint Nextel has been pressured into a defensive position by the credit markets and operational factors. The scale of BT’s pension liability remains a concern to investors in the United Kingdom’s leading telecommunications carrier. The Fund’s holding in Spanish power company Unión Fenosa S.A. also contributed to Fund performance. Unión Fenosa reported better-than-expected results for the first nine months of the reporting period, up 9% from a year earlier. Another significant contributor to Fund performance was the holding in France Telecom; the company produced a solid set of results for the third quarter of 2008.

What areas of investment detracted from Fund performance?

The largest detractor from Fund performance was Constellation Energy Group, Inc. The Baltimore energy giant faced liquidity concerns and was subject to a takeover bid (subsequently aborted) by MidAmerican Energy Holdings Co., one of the companies of billionaire investor Warren Buffett. Another Fund performance detractor was El Paso Corp., the only coast-to-coast natural gas pipeline system in the United States. Although El Paso posted better-than-expected profits for the third quarter of 2008, it lowered its earnings outlook. The Fund holding in U.S.-based Verizon Communications Inc. also detracted from performance. Although Verizon reported solid third-quarter results in 2008 (driven by strong wireless trends), the company lowered guidance for the fourth quarter of 2008, due largely to lower fixed-line margins and possible weakness in consumer and business spending.

What is your outlook for the near term?

With Democrats in control in both houses of Congress, the Obama administration appears aligned ideologically and positioned to accomplish changes in energy and environmental policy. Stricter carbon emission rules can be expected. Within Europe, the cost of buying permits to release CO2 into the atmosphere is expected to rise. Under the Emissions Trading Scheme, companies exceeding individual emissions targets can buy allowances from “greener” ones. In the telecommunications sector, new broadband revenues are helping operators to offset declines in voice revenues. In emerging economies, operators are typically bypassing the installation of traditional and costly fixed-line infrastructure and are rolling out wireless instead. In Europe, pricing power continues to be threatened by the ongoing legislative initiatives of the European Commission related to roaming. Mobile operators, however, are offering aggressive retail prices in consumers’ home states, triggering growth in the market. We will be watching these activities and weighing their outcomes on the performance of the Fund in the coming months.

Subadviser:
Gartmore Global Partners

Portfolio Manager:
Ben Walker, CFA

4 Annual Report 2008

Fund Performance	Gartmore NVIT Global Utilities Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Expense
	1 Yr.	5 Yr.	Inception[2]	Ratio*

Class I3	-32.94%	8.97%	5.25%	0.99%

Class II3	-33.17%	8.68%	5.02%	1.25%

Class III[4]	-32.90%	8.99%	5.29%	0.99%

*	As of December 31, 2007. Performance fees apply to the Fund, which may increase or decrease expenses. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on December 28, 2001.

[3]	These returns until the creation of the Class I shares (May 10, 2002) and Class II shares (March 28, 2003) are based on the performance of the Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class I and Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class III.

[4]	For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class III shares of the Gartmore NVIT Global Utilities Fund versus performance of the Morgan Stanley Capital International (MSCI) World Telecommunication Services IndexSM (MSCI World Telecommunication Services Index)(a), Morgan Stanley Capital International World Utilities Index (MSCI World Utilities Index)(b), the Gartmore NVIT Global Utilities Composite Index (Composite Index)(c) and the Consumer Price Index (CPI)(d) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The MSCI World Telecommunication Services Index is an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global utilities sector.

2008 Annual Report 5

Fund Performance (Continued)	Gartmore NVIT Global Utilities Fund

(b)	The MSCI World Utilities Index is an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the utilities sector, which includes industry groups such as electric, gas, multi-utilities, and unregulated power and water.

(c)	The Composite Index is a combination of MSCI World Telecom (60%) and MSCI World Utilities (40%).

(d)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

6 Annual Report 2008

Shareholder	Gartmore NVIT Global Utilities Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
Gartmore NVIT Global			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Utilities Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/2008[a]

Class I	Actual		1,000.00	747.70	5.14	1.17
	Hypothetical	[b]	1,000.00	1,019.25	5.96	1.17

Class II	Actual		1,000.00	746.40	6.28	1.43
	Hypothetical	[b]	1,000.00	1,017.95	7.28	1.43

Class III	Actual		1,000.00	747.80	4.92	1.12
	Hypothetical	[b]	1,000.00	1,019.51	5.70	1.12

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Annual Report 7

Portfolio Summary	Gartmore NVIT Global Utilities Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	93.7%
Repurchase Agreement	6.4%
Liabilities in excess of other assets	(0.1)%

100.0%

Top Industries

Diversified Telecommunication Services	39.0%
Electric Utilities	26.1%
Multi-Utility	14.0%
Wireless Telecommunication Services	10.5%
Natural Gas Utility	1.7%
Independent Power Producers & Energy Traders	1.3%
Oil, Gas & Consumable Fuels	1.1%
Other	6.3%

100.0%

Top Holdings

AT&T, Inc.	9.7%
Telefonica SA	8.8%
France Telecom SA	7.0%
Vodafone Group PLC	5.6%
E. ON AG	4.8%
Verizon Communications, Inc.	4.5%
Koninklijke KPN NV	3.6%
GDF Suez	3.3%
Iberdrola SA	3.2%
FPL Group, Inc.	3.1%
Other*	46.4%

100.0%

Top Countries

United States	30.1%
Spain	14.8%
United Kingdom	11.6%
Japan	10.8%
France	10.3%
Germany	7.5%
Netherlands	3.6%
Singapore	1.0%
Italy	0.9%
Belgium	0.7%
Other*	8.7%

100.0%

*	For purposes of listing top holdings and countries, the repurchase agreement is included as part of Other.

8 Annual Report 2008

Statement of Investments
December 31, 2008

Gartmore NVIT Global Utilities Fund

Common Stocks 93.7%

	Shares	Market Value

AUSTRIA 0.6% (a)
Diversified Telecommunication Services 0.6%
Telekom Austria AG	12,700	$184,766

BELGIUM 0.7% (a)
Electric Utility 0.3%
Elia System Operator SA NV	2,860	98,108

Wireless Telecommunication Services 0.4%
Mobistar SA	1,850	133,434

		231,542

FRANCE 10.3% (a)
Diversified Telecommunication Services 7.0%
France Telecom SA	82,080	2,287,534

Multi-Utility 3.3%
GDF Suez	21,293	1,056,804

		3,344,338

GERMANY 7.5% (a)
Diversified Telecommunication Services 0.3%
Deutsche Telekom AG	7,320	110,455

Electric Utility 4.8%
E. ON AG	40,110	1,551,574

Multi-Utility 2.4%
RWE AG	8,700	768,133

		2,430,162

GREECE 0.5% (a)
Diversified Telecommunication Services 0.5%
Hellenic Telecommunications Organization SA	8,911	148,029

HONG KONG 0.3% (a)
Electric Utility 0.3%
CLP Holdings Ltd.	12,000	81,587

ITALY 0.9% (a)
Diversified Telecommunication Services 0.7%
Telecom Italia SpA	49,030	80,654
Telecom Italia SpA — RSP	120,780	137,500

		218,154

Natural Gas Utility 0.2%
Snam Rete Gas SpA	15,515	86,657

		304,811

JAPAN 10.8% (a)
Diversified Telecommunication Services 1.8%
Nippon Telegraph & Telephone Corp.	114	588,679

Electric Utilities 3.6%
Chubu Electric Power Co., Inc.	8,400	255,902
Kansai Electric Power Co., Inc. (The)	8,000	231,779
Kyushu Electric Power Co., Inc.	6,300	167,287
Tohoku Electric Power Co., Inc.	5,800	156,932
Tokyo Electric Power Co., Inc. (The)	11,300	377,297

		1,189,197

Natural Gas Utility 0.9%
Osaka Gas Co. Ltd.	34,000	157,259
Tokyo Gas Co. Ltd.	27,000	136,890

		294,149

Wireless Telecommunication Services 4.5%
KDDI Corp.	93	664,195
NTT DoCoMo, Inc.	400	787,500

		1,451,695

		3,523,720

NETHERLANDS 3.6% (a)
Diversified Telecommunication Services 3.6%
Koninklijke KPN NV	80,050	1,163,672

NORWAY 0.5% (a)
Diversified Telecommunication Services 0.5%
Telenor ASA	25,960	175,246

PORTUGAL 0.5% (a)
Electric Utility 0.5%
Energias de Portugal SA	47,370	178,185

SINGAPORE 1.0% (a)
Diversified Telecommunication Services 1.0%
Singapore Telecommunications Ltd.	180,000	320,870

SPAIN 14.8% (a)
Diversified Telecommunication Services 8.8%
Telefonica SA	126,360	2,851,838

Electric Utilities 6.0%
Iberdrola SA	114,060	1,063,113
Union Fenosa SA	36,010	902,144

		1,965,257

		4,817,095

UNITED KINGDOM 11.6% (a)
Diversified Telecommunication Services 0.0%
BT Group PLC	6,120	12,305

Electric Utility 2.0%
Scottish & Southern Energy PLC	35,970	634,045

Multi-Utility 4.0%
Centrica PLC	94,600	364,103
National Grid PLC	75,830	749,128
United Utilities Group PLC	22,436	203,669

		1,316,900

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

Gartmore NVIT Global Utilities Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED KINGDOM (continued)

Wireless Telecommunication Services 5.6%
Vodafone Group PLC	891,470	$1,824,975

		3,788,225

UNITED STATES 30.1%
Diversified Telecommunication Services 14.2%
AT&T, Inc.	111,180	3,168,630
FairPoint Communications, Inc.	1,591	5,218
Verizon Communications, Inc.	42,770	1,449,903

		4,623,751

Electric Utilities 8.6%
Duke Energy Corp.	16,270	244,213
Edison International	7,940	255,033
Entergy Corp.	3,670	305,087
Exelon Corp.	4,070	226,333
FirstEnergy Corp.	4,840	235,127
FPL Group, Inc.	20,296	1,021,498
PPL Corp.	10,000	306,900
Progress Energy, Inc.	4,670	186,099

		2,780,290

Independent Power Producers & Energy Traders 1.3%
Constellation Energy Group, Inc.	10,470	262,692
NRG Energy, Inc.*	7,170	167,276

		429,968

Multi-Utility 4.3%
Alliant Energy Corp.	7,780	227,021
CenterPoint Energy, Inc.	40,410	509,974
PG&E Corp.	7,100	274,841
Sempra Energy	9,430	402,001

		1,413,837

Natural Gas Utility 0.6%
Questar Corp.	5,630	184,045

Oil, Gas & Consumable Fuels 1.1%
El Paso Corp.	28,940	226,600
Williams Cos., Inc.	9,260	134,085

		360,685

		9,792,576

Total Common Stocks (cost $38,757,602)		30,484,824

Repurchase Agreement 6.4%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $2,064,112, collateralized by Treasury Bills and U.S. Government Discount Notes maturing 01/30/09 - 06/24/09; total market value of $2,105,391	$2,064,109	2,064,109

Total Repurchase Agreement (cost $2,064,109)		2,064,109

Total Investments (cost $40,821,711) (b) — 100.1%		32,548,933

Liabilities in excess of other assets — (0.1)%		(22,173)

NET ASSETS — 100.0%		$32,526,760

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

AG	Stock Corporation

ASA	Stock Corporation

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

RSP	Savings Shares

SA	Stock Company

SpA	Limited share company

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

Gartmore NVIT
Global Utilities
Fund

Assets:
Investments, at value (cost $38,757,602)	$30,484,824
Repurchase agreement, at value and cost	2,064,109

Total Investments	32,548,933

Foreign currencies, at value (cost $12)	11
Interest and dividends receivable	71,774
Receivable for capital shares issued	195
Reclaims receivable	40,742
Prepaid expenses and other assets	185

Total Assets	32,661,840

Liabilities:
Cash overdraft	3,020
Payable for capital shares redeemed	67,599
Accrued expenses and other payables:
Investment advisory fees	47,031
Fund administration fees	1,330
Distribution fees	82
Administrative services fees	3,416
Custodian fees	1,221
Trustee fees	279
Compliance program costs (Note 3)	569
Professional fees	1,645
Printing fees	5,164
Other	3,724

Total Liabilities	135,080

Net Assets	$32,526,760

Represented by:
Capital	$42,308,901
Accumulated net realized losses from investment and foreign currency transactions	(1,508,981)
Net unrealized appreciation/(depreciation) from investments	(8,272,778)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(382)

Net Assets	$32,526,760

Net Assets:
Class I Shares	$5,216,930
Class II Shares	404,557
Class III Shares	26,905,273

Total	$32,526,760

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	670,847
Class II Shares	51,777
Class III Shares	3,446,623

Total	4,169,247

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.78
Class II Shares	$7.81
Class III Shares	$7.81

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Operations
For the Year Ended December 31, 2008

Gartmore NVIT
Global Utilities
Fund

INVESTMENT INCOME:
Interest income	$9,650
Dividend income	1,875,889
Foreign tax withholding	(126,794)

Total Income	1,758,745

EXPENSES:
Investment advisory fees	323,838
Fund administration fees	20,349
Distribution fees Class II Shares	1,685
Administrative services fees Class I Shares	8,213
Administrative services fees Class II Shares	741
Administrative services fees Class III Shares	31,966
Custodian fees	6,923
Trustee fees	1,350
Compliance program costs (Note 3)	680
Professional fees	7,460
Printing fees	19,862
Other	19,617

Total expenses before earnings credit	442,684

Earnings credit (Note 5)	(293)

Net Expenses	442,391

NET INVESTMENT INCOME	1,316,354

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(931,533)
Net realized gains from foreign currency transactions	7,506

Net realized losses from investment and foreign currency transactions	(924,027)

Net change in unrealized appreciation/(depreciation) from investments	(19,437,947)
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	(1,717)

Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	(19,439,664)

Net realized/unrealized losses from investments and foreign currency translations	(20,363,691)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,047,337)

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statements of Changes in Net Assets

	Gartmore NVIT Global Utilities Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$1,316,354	$1,824,427
Net realized gains (losses) from investment and foreign currency transactions	(924,027)	11,997,328
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(19,439,664)	(783,275)

Change in net assets resulting from operations	(19,047,337)	13,038,480

Distributions to Shareholders From:
Net investment income:
Class I	(228,760)	(356,384)
Class II	(17,103)	(21,048)
Class III	(1,102,219)	(1,357,588)
Net realized gains:
Class I	(96,275)	(2,232,420)
Class II	(7,334)	(178,906)
Class III	(475,949)	(10,466,107)
Return of capital:
Class I	(10,412)	–
Class II	(768)	–
Class III	(53,740)	–

Change in net assets from shareholder distributions	(1,992,560)	(14,612,453)

Change in net assets from capital transactions	(14,246,857)	280,586

Change in net assets	(35,286,754)	(1,293,387)

Net Assets:
Beginning of year	67,813,514	69,106,901

End of year	$32,526,760	$67,813,514

Accumulated undistributed net investment income (loss) at end of year	$–	$24,223

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,170,376	$19,511,371
Dividends reinvested	335,447	2,588,800
Cost of shares redeemed	(4,889,276)	(19,634,731)

Total Class I	(2,383,453)	2,465,440

Class II Shares
Proceeds from shares issued	–	–
Dividends reinvested	25,205	199,954
Cost of shares redeemed	(278,724)	(285,350)

Total Class II	(253,519)	(85,396)

Class III Shares
Proceeds from shares issued	13,543,377	14,665,692
Dividends reinvested	1,631,908	11,823,681
Cost of shares redeemed (a)	(26,785,170)	(28,588,831)

Total Class III	(11,609,885)	(2,099,458)

Change in net assets from capital transactions:	$(14,246,857)	$280,586

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statements of Changes in Net Assets (Continued)

	Gartmore NVIT Global Utilities Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
SHARE TRANSACTIONS:
Class I Shares
Issued	212,928	1,461,501
Reinvested	38,893	206,496
Redeemed	(495,324)	(1,415,165)

Total Class I Shares	(243,503)	252,832

Class II Shares
Issued	–	–
Reinvested	2,898	16,002
Redeemed	(28,485)	(20,423)

Total Class II Shares	(25,587)	(4,421)

Class III Shares
Issued	1,343,811	1,035,693
Reinvested	189,385	946,231
Redeemed	(2,610,874)	(2,085,664)

Total Class III Shares	(1,077,678)	(103,740)

Total change in shares:	(1,346,768)	144,671

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the years indicated)

Gartmore NVIT Global Utilities Fund

		Operations			Distributions							Ratio / Supplemental Data

			Net Realized												Ratio of
			and											Ratio of Net	Expenses
	Net Asset		Unrealized										Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net				Net Asset		Net Assets	Expenses to	Income to	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return of	Total	Redemption	Value, End	Total	at End of	Average Net	Average	to Average	Portfolio
	of Year	Income	Investments	Operations	Income	Gains	Capital	Distributions	Fees	of Year	Return	Year	Assets	Net Assets	Net Assets (c)	Turnover (a)

Class I Shares
Year Ended December 31, 2008(b)	$12.26	0.29	(4.31)	(4.02)	(0.31)	(0.14)	(0.02)	(0.47)	0.01	$7.78	(32.94%)	$5,216,930	0.97%	2.86%	0.97%	31.14%
Year Ended December 31, 2007	$12.83	0.46	2.13	2.59	(0.35)	(2.81)	–	(3.16)	–	$12.26	20.43%	$11,206,710	0.99%	3.14%	0.99%	84.66%
Year Ended December 31, 2006	$10.13	0.32	3.44	3.76	(0.30)	(0.76)	–	(1.06)	–	$12.83	37.56%	$8,488,691	1.03%	2.87%	1.03%	83.69%
Year Ended December 31, 2005	$11.26	0.22	0.48	0.70	(0.24)	(1.59)	–	(1.83)	–	$10.13	6.39%	$4,602,293	1.12%	1.92%	1.12%	234.81%
Year Ended December 31, 2004	$9.16	0.13	2.60	2.73	(0.13)	(0.50)	–	(0.63)	–	$11.26	29.97%	$4,679,000	1.08%	1.78%	1.08%	358.63%

Class II Shares
Year Ended December 31, 2008(b)	$12.31	0.28	(4.35)	(4.07)	(0.29)	(0.14)	(0.01)	(0.44)	0.01	$7.81	(33.17%)	$404,557	1.22%	2.72%	1.22%	31.14%
Year Ended December 31, 2007	$12.87	0.30	2.26	2.56	(0.31)	(2.81)	–	(3.12)	–	$12.31	20.06%	$952,126	1.25%	2.02%	1.25%	84.66%
Year Ended December 31, 2006	$10.16	0.32	3.42	3.74	(0.27)	(0.76)	–	(1.03)	–	$12.87	37.33%	$1,052,915	1.28%	2.70%	1.28%	83.69%
Year Ended December 31, 2005	$11.28	0.20	0.48	0.68	(0.21)	(1.59)	–	(1.80)	–	$10.16	6.19%	$901,990	1.37%	1.68%	1.37%	234.81%
Year Ended December 31, 2004	$9.18	0.18	2.53	2.71	(0.11)	(0.50)	–	(0.61)	–	$11.28	29.56%	$1,068,511	1.33%	1.58%	1.38%	358.63%

Class III Shares
Year Ended December 31, 2008(b)	$12.30	0.29	(4.32)	(4.03)	(0.31)	(0.14)	(0.02)	(0.47)	0.01	$7.81	(32.90%)	$26,905,273	0.94%	2.82%	0.94%	31.14%
Year Ended December 31, 2007	$12.87	0.35	2.24	2.59	(0.35)	(2.81)	–	(3.16)	–	$12.30	20.39%	$55,654,678	0.99%	2.37%	0.99%	84.66%
Year Ended December 31, 2006	$10.16	0.30	3.47	3.77	(0.30)	(0.76)	–	(1.06)	–	$12.87	37.59%	$59,565,295	1.01%	2.80%	1.01%	83.69%
Year Ended December 31, 2005	$11.28	0.22	0.49	0.71	(0.24)	(1.59)	–	(1.83)	–	$10.16	6.48%	$33,910,828	1.10%	1.96%	1.10%	234.81%
Year Ended December 31, 2004	$9.18	0.14	2.60	2.74	(0.14)	(0.50)	–	(0.64)	–	$11.28	29.95%	$31,477,949	1.05%	1.73%	1.05%	358.63%
Amounts designated as “–” are zero or have been rounded to zero

(a)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(b)	Per share calculations were performed using average shares method.
(c)	There were no fee reductions during the year.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Gartmore NVIT Global Utilities Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

16 Annual Report 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$9,792,576	$—	$22,756,357	$—	$—	$—	$32,548,933	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

18 Annual Report 2008

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Gartmore Global Partners (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA a management fee based on the Fund’s average daily net assets and the performance of the Fund. This performance-based fee varies depending on the Fund’s performance relative to its benchmark. This fee is intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

for determining these performance-based fees is a composite of the MSCI World Telecommunications Services Index (60%) and the MSCI World Utilities Index (40%).

The calculation of the total management fee is done in two separate steps. First, the Fund pays a base fee (at the end of each quarter), as adjusted for any applicable breakpoints (the “Base Fee Breakpoints”) as described in the following table:

Fee Schedule	Base Fees

Up to $500 million	0.70%

$500 million up to $2 billion	0.65%

$2 billion or more	0.60%

The base fee results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points	+/- 0.10%

These performance-based advisory fees are paid quarterly. Under this performance-based fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage shown above.

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $193,124 for the year ended December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

20 Annual Report 2008

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, Class II and Class III of the Fund.

For the year ended December 31, 2008, NFS received $66,087 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $680.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $39,576 from Class III.

For the year ended December 31, 2007, the Fund had contributions to capital due to redemption fees in the amount of $18,611 from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $14,424,060 and sales of $30,745,101.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

22 Annual Report 2008

9. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

10. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

11. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total		Total
	Ordinary	Long-Term	Taxable		Distributions
Year	Income	Capital Gains	Distributions	Return of Capital	Paid

2008	$1,348,083	$579,557	$1,927,640	$64,920	$1,992,560

2007	5,767,231	8,845,222	14,612,453	—	14,612,453

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$—	$—	$—	$(1,264,415)	$(8,517,726)	$(9,782,141)

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$41,066,277	$605,038	$(9,122,382)	$(8,517,344)

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $1,264,415.

24 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Gartmore NVIT Global Utilities Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 25

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 42.28% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $579,557 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on December 31, 2008 are $0.34 and $0.03, respectively. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record dates.

26 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

28 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007).[2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008).[2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32 Annual Report 2008

Gartmore NVIT International Equity Fund
(formerly Gartmore NVIT International Growth Fund)
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Trust makes the information on Form N-Q available to shareholders upon request without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-IE (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Morgan Stanley Capital International (MSCI) All Country World excluding U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in companies in all countries except the United States.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Gartmore Global Partners.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

Gartmore NVIT International Equity Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the Gartmore NVIT International Equity Fund (Class I at NAV) registered -46.06% versus -45.24% for its benchmark, the Morgan Stanley Capital International (MSCI) All Country World excluding U.S. Index. For broader comparison, the average return for the Fund’s Lipper peer category of International Core Funds (consisting of 111 funds as of December 31, 2008) was -42.59% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The Fund’s position in Japan-based Seven & I Holdings Co., Ltd., added the most value to the Fund. Seven & I Holdings Co., convenience-store business, has been benefiting greatly from the introduction of cigarette vending machines that require the use of age-verification cards prior to product purchase. Another significant contributor to Fund performance was the holding in France Telecom; the company produced solid results for the third quarter of 2008. Fund performance also was enhanced by the holding in French power giant GDF SUEZ, which posted better-than-expected earnings for the first nine months of the reporting period and maintained targets for 2008 as a whole.

What areas of investment detracted from Fund performance?

Fund performance was hurt by a position in Norway’s Yara International ASA, the number-one global supplier of mineral fertilizers. Lower grain prices have resulted in weaker prices for fertilizers. Another detractor from Fund performance was the Fund holding in China Mobile Ltd., the dominant player in the Chinese mobile-phone market. A key investor concern has been the growing burden of regulation for China Mobile, but recent announcements suggest this risk is receding. The Fund’s holding in property and infrastructure developer New World Development Co. Ltd. also proved detrimental to performance. The property markets in both Hong Kong and mainland China proved challenging, in large part attributable to the global economic crisis.

What is your outlook for the near term?

Investors can expect to face a succession of negative news flow in the coming months. There is every prospect, however, that markets will stabilize before the flow of bad news subsides. Looking beyond the negative headlines, good investment ideas abound, and many are remarkably priced. In the current environment, we favor companies with strong cash generation and those companies whose earnings, we believe, will prove defensive during the present slowdown. We also like stocks that we think will emerge from the current crisis with stronger franchises. Also of interest are corporations whose shares are trading on low valuations because much of the bad news is arguably already in the price.

Subadviser:
Gartmore Global Partners

Portfolio Managers:
Brian O’Neill and Ben Walker, CFA

4 Annual Report 2008

Fund Performance	Gartmore NVIT International Equity Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Expense
	1 Yr.	5 Yr.	Inception[2]	Ratio*

Class I3	-46.06%	6.28%	-1.80%	1.29%

Class III[4]	-46.04%	6.31%	-1.78%	1.25%

Class VI4	-46.08%	6.27%	-1.81%	1.45%

*	As of December 31, 2007. Performance fees apply to the Fund, which may increase or decrease expenses. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on August 30, 2000.

[3]	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

[4]	These returns, until the creation of Class III shares (May 2, 2002) and Class VI shares (May 1, 2008), are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class III and Class VI shares would have produced because all classes of shares invest in the same portfolio of securities. The annual returns of Class VI shares have been restated to reflect the additional fees applicable to the class and therefore are lower than Class I shares. For Class III and Class VI shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III and Class VI shares would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Gartmore NVIT International Equity Fund versus performance of the the Morgan Stanley Capital International All Country World ex U.S. Index (MSCI AC World ex U.S. Index)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The MSCI AC World ex U.S. Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in companies in all countries except the United States.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	Gartmore NVIT International Equity Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending
			Account	Account	Expenses Paid	Annualized
			Value ($)	Value ($)	During Period ($)	Expense Ratio (%)
Gartmore NVIT International Equity Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/2008[a]

Class I	Actual		1,000.00	571.60	5.02	1.27
	Hypothetical	[b]	1,000.00	1,018.75	6.46	1.27

Class III	Actual		1,000.00	572.00	4.94	1.25
	Hypothetical	[b]	1,000.00	1,018.85	6.36	1.25

Class VI	Actual		1,000.00	571.50	5.69	1.44
	Hypothetical	[b]	1,000.00	1,017.90	7.33	1.44

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	Gartmore NVIT International Equity Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	96.6%
Repurchase Agreement	3.5%
Liabilities in excess of other assets	(0.1)%

100.0%

Top Industries

Pharmaceuticals	16.1%
Oil, Gas & Consumable Fuels	14.0%
Diversified Telecommunication Services	8.0%
Multi-Utility	7.8%
Tobacco	6.0%
Chemicals	5.8%
Food & Staples Retailing	5.1%
Commercial Banks	4.9%
Food Products	4.5%
Wireless Telecommunication Services	3.3%
Other	24.5%

100.0%

Top Holdings

GDF Suez	4.2%
France Telecom SA	4.1%
Telefonica SA	3.9%
BP PLC	3.6%
RWE AG	3.6%
GlaxoSmithKline PLC	3.6%
AstraZeneca PLC	3.5%
Roche Holding AG	3.3%
Seven & I Holdings Co. Ltd.	3.3%
E. ON AG	3.2%
Other*	63.7%

100.0%

Top Countries

United Kingdom	23.4%
Switzerland	14.5%
France	11.8%
Japan	10.3%
Germany	8.1%
Hong Kong	4.3%
Australia	4.2%
Spain	3.9%
Israel	3.7%
United States	2.7%
Other*	13.1%

100.0%

*	For purposes of listing top holdings and countries the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

Gartmore NVIT International Equity Fund

Common Stocks 96.6%

	Shares	Market Value

AUSTRALIA 4.2% (a)
Biotechnology 1.8%
CSL Ltd.	41,170	$970,587

Information Technology Services 2.1%
Computershare Ltd.	209,290	1,143,268

Metals & Mining 0.3%
MacArthur Coal Ltd.	63,900	136,711

		2,250,566

BRAZIL 0.3%
Metals & Mining 0.3%
Companhia Vale do Rio Doce ADR	16,960	180,624

CANADA 2.7%
Chemicals 2.7%
Agrium, Inc.	28,370	968,268
Potash Corp. of Saskatchewan	6,370	466,411

		1,434,679

FRANCE 11.8% (a)
Commercial Banks 1.1%
BNP Paribas	6,500	280,538
Societe Generale	6,235	316,284

		596,822

Diversified Telecommunication Services 4.1%
France Telecom SA	78,070	2,175,777

Machinery 0.5%
Vallourec	2,450	278,534

Multi-Utility 4.2%
GDF Suez	45,600	2,263,198

Oil, Gas & Consumable Fuels 1.9%
Total SA	18,500	1,017,001

		6,331,332

GERMANY 8.1% (a)
Electric Utility 3.2%
E. ON AG	45,150	1,746,535

Machinery 1.3%
MAN AG	12,160	692,064

Multi-Utility 3.6%
RWE AG	22,100	1,951,236

		4,389,835

HONG KONG 4.3%
Real Estate Management & Development 2.3% (a)
Cheung Kong Holdings Ltd.	133,000	1,268,804

Wireless Telecommunication Services 2.0%
China Mobile Ltd. ADR	20,900	1,062,765

		2,331,569

IRELAND 1.6%
Airline 1.6%
Ryanair Holdings PLC ADR*	30,300	881,124

ISRAEL 3.7%
Pharmaceuticals 2.5%
Teva Pharmaceutical Industries Ltd. ADR	32,240	1,372,457

Software 1.2%
Check Point Software Technologies Ltd.*	34,000	645,660

		2,018,117

ITALY 2.4% (a)
Oil, Gas & Consumable Fuels 2.4%
ENI SpA	52,800	1,270,419

JAPAN 10.3%
Automobiles 2.0% (a)
Honda Motor Co. Ltd.	19,300	411,156
Toyota Motor Corp.	20,700	684,458

		1,095,614

Commercial Banks 2.9%
Mitsubishi UFJ Financial Group, Inc. (a)	101,200	636,197
Mizuho Financial Group, Inc.	314	892,837

		1,529,034

Food & Staples Retailing 3.3% (a)
Seven & I Holdings Co. Ltd.	51,700	1,777,404

Tobacco 2.1% (a)
Japan Tobacco, Inc.	346	1,146,323

		5,548,375

NETHERLANDS 1.4% (a)
Food Products 1.4%
Unilever NV	31,300	758,564

SOUTH AFRICA 1.3% (a)
Wireless Telecommunication Services 1.3%
MTN Group Ltd.	59,130	697,672

SPAIN 3.9%(a)
Diversified Telecommunication Services 3.9%
Telefonica SA	92,560	2,089,001

SWITZERLAND 14.5% (a)
Chemicals 3.1%
Syngenta AG	8,630	1,677,221

Electrical Equipment 0.6%
ABB Ltd.	20,500	312,760

Food Products 3.1%
Nestle SA	41,800	1,655,903

Insurance 1.2%
Zurich Financial Services AG	3,000	655,720

8 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

SWITZERLAND (continued)

Pharmaceuticals 6.5%
Novartis AG	34,020	$1,704,492
Roche Holding AG	11,690	1,810,577

		3,515,069

		7,816,673

UNITED KINGDOM 23.4% (a)
Commercial Banks 0.9%
HSBC Holdings PLC	47,409	463,888

Food & Staples Retailing 1.8%
J Sainsbury PLC	206,500	985,182

Hotels, Restaurants & Leisure 1.1%
Compass Group PLC	117,800	587,406

Insurance 1.0%
RSA Insurance Group PLC	262,600	523,160

Oil, Gas & Consumable Fuels 7.6%
BG Group PLC	58,590	810,780
BP PLC	255,100	1,968,748
Royal Dutch Shell PLC, Class A	50,660	1,339,280

		4,118,808

Pharmaceuticals 7.1%
AstraZeneca PLC	46,280	1,892,872
GlaxoSmithKline PLC	104,600	1,944,850

		3,837,722

Tobacco 3.9%
British American Tobacco PLC	45,590	1,189,009
Imperial Tobacco Group PLC	33,975	907,285

		2,096,294

		12,612,460

UNITED STATES 2.7%
Energy Equipment & Services 0.6%
Transocean Ltd.*	6,189	292,430

Oil, Gas & Consumable Fuels 2.1%
Apache Corp.	3,780	281,724
ConocoPhillips	16,800	870,240

		1,151,964

		1,444,394

Total Common Stocks (cost $62,242,818)		52,055,404

Repurchase Agreement 3.5%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $1,877,825, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09 — 06/24/09; total market value of $1,915,379	$1,877,822	$1,877,822

Total Repurchase Agreement (cost $1,877,822)		1,877,822

Total Investments (cost $64,120,640) (b) — 100.1%		53,933,226

Liabilities in excess of other assets — (0.1)%		(58,060)

NET ASSETS — 100.0%		$53,875,166

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

SA	Stock Company

SpA	Limited Share Company

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 9

Statement of Assets and Liabilities
December 31, 2008

Gartmore NVIT
International
Equity Fund

Assets:
Investments, at value (cost $62,242,818)	$52,055,404
Repurchase agreement, at value and cost	1,877,822

Total Investments	53,933,226

Interest and dividends receivable	35,745
Receivable for capital shares issued	21,430
Variation margin receivable	580
Reclaims receivable	81,134
Prepaid expenses and other assets	327

Total Assets	54,072,442

Liabilities:
Cash overdraft	6,575
Foreign currencies payable to custodian, at value (cost $660)	660
Payable for capital shares redeemed	33,309
Accrued expenses and other payable
Investment advisory fees	113,610
Fund administration fees	2,190
Distribution fees	595
Administrative services fees	7,215
Custodian fees	2,444
Trustee fees	527
Compliance program costs (Note 3)	1,075
Professional fees	18,353
Printing fees	5,644
Other	5,079

Total Liabilities	197,276

Net Assets	$53,875,166

Represented by:
Capital	$80,188,985
Accumulated net realized losses from investment and foreign currency transactions	(16,122,487)
Net unrealized appreciation/(depreciation) from investments	(10,187,414)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(3,918)

Net Assets	$53,875,166

Net Assets:
Class I Shares	$9,856,592
Class III Shares	40,987,136
Class VI Shares	3,031,438

Total	$53,875,166

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,577,677
Class III Shares	6,552,257
Class VI Shares	485,265

Total	8,615,199

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.25
Class III Shares	$6.26
Class VI Shares	$6.25

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Operations
For the Year Ended December 31, 2008

Gartmore NVIT
International
Equity Fund

INVESTMENT INCOME:
Interest income	$17,043
Dividend income	2,616,821
Income from securities lending (Note 2)	2,699
Foreign tax withholding	(205,948)

Total Income	2,430,615

EXPENSES:
Investment advisory fees	905,915
Fund administration fees	43,495
Distribution fees Class VI Shares	3,633
Administrative services fees Class I Shares	17,628
Administrative services fees Class III Shares	117,555
Administrative services fees Class VI Shares	1,535
Custodian fees	13,907
Trustee fees	2,968
Compliance program costs (Note 3)	1,344
Professional fees	37,591
Printing fees	24,803
Other	24,915

Total expenses before earnings credit	1,195,289

Earnings credit (Note 5)	(557)

Net Expenses	1,194,732

NET INVESTMENT INCOME	1,235,883

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(16,029,347)
Net realized losses from foreign currency transactions	(26,352)

Net realized losses from investment and foreign currency transactions	(16,055,699)

Net change in unrealized appreciation/(depreciation) from investments	(37,334,625)
Net change in unrealized appreciation/(depreciation) from foreign currency contracts	(172,939)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(8,097)

Net change in unrealized appreciation/(depreciation) from investments, foreign currency translations and foreign currency transactions	(37,515,661)

Net realized/unrealized losses from investments, foreign currency translations and foreign currency transactions	(53,571,360)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(52,335,477)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statements of Changes in Net Assets

	Gartmore NVIT International Equity Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$1,235,883	$411,102
Net realized gains (losses) from investment and foreign currency transactions	(16,055,699)	13,531,192
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(37,515,661)	11,173,812

Change in net assets resulting from operations	(52,335,477)	25,116,106

Distributions to Shareholders From:
Net investment income:
Class I	(211,328)	(72,352)
Class III	(953,392)	(392,720)
Class VI(a)	(36,308)	–
Net realized gains:
Class I	(2,309,510)	(1,473,604)
Class III	(10,544,492)	(7,597,748)
Class VI(a)	(603,247)	–
Return of capital:
Class I	(5,810)	–
Class III	(24,607)	–
Class VI(a)	(1,742)	–
Change in net assets from shareholder distributions	(14,690,436)	(9,536,424)

Change in net assets from capital transactions	(8,247,363)	22,471,871

Change in net assets	(75,273,276)	38,051,553

Net Assets:
Beginning of year	129,148,442	91,096,889

End of year	$53,875,166	$129,148,442

Accumulated undistributed net investment loss at end of year	$–	$(8,511)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,375,086	$12,467,723
Dividends reinvested	2,526,648	1,545,953
Cost of shares redeemed	(8,383,643)	(9,607,522)

Total Class I	(1,481,909)	4,406,154

Class III Shares
Proceeds from shares issued	12,187,156	28,773,270
Dividends reinvested	11,522,491	7,990,455
Cost of shares redeemed (b)	(35,752,165)	(18,698,008)

Total Class III	(12,042,518)	18,065,717

Class VI Shares(a)
Proceeds from shares issued	5,694,072	–
Dividends reinvested	641,297	–
Cost of shares redeemed (b)	(1,058,305)	–

Total Class VI	5,277,064	–

Change in net assets from capital transactions:	$(8,247,363)	$22,471,871

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from May 1, 2008 (commencement of operations) through December 31, 2008.

(b)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

	Gartmore NVIT International Equity Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
SHARE TRANSACTIONS:
Class I Shares
Issued	455,245	938,609
Reinvested	286,831	123,085
Redeemed	(795,859)	(762,494)

Total Class I Shares	(53,783)	299,200

Class III Shares
Issued	1,074,737	2,170,206
Reinvested	1,304,439	635,677
Redeemed	(3,388,327)	(1,453,609)

Total Class III Shares	(1,009,151)	1,352,274

Class VI Shares (a)
Issued	544,430	–
Reinvested	73,750	–
Redeemed	(132,915)	–

Total Class VI Shares	485,265	–

Total change in shares:	(577,669)	1,651,474

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from May 1, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

Gartmore NVIT International Equity Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized												Ratio of
			and											Ratio of Net	Expenses
	Net Asset		Unrealized										Ratio of	Investment	(Prior to
	Value,	Net	Gains		Net	Net				Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	Total from	Investment	Realized	Return of	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	NetAssets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Year Ended December 31, 2008	$14.06	0.14	(6.09)	(5.95)	(0.15)	(1.71)	–	(1.86)	–	$6.25	(46.06%)	$9,856,592	1.23%	1.31%	1.23%	139.07%
Year Ended December 31, 2007	$12.07	0.04	3.10	3.14	(0.05)	(1.10)	–	(1.15)	–	$14.06	27.15%	$22,903,021	1.29%	0.30%	1.29%	151.60%
Year Ended December 31, 2006	$9.21	0.08	2.92	3.00	(0.12)	(0.02)	–	(0.14)	–	$12.07	32.96%	$16,082,262	1.24%	0.41%	1.24%	169.26%
Year Ended December 31, 2005	$7.16	0.07	2.08	2.15	(0.08)	(0.02)	–	(0.10)	–	$9.21	30.21%	$6,301,605	1.34%	0.94%	1.34%	215.52%
Year Ended December 31, 2004	$6.32	0.07	0.83	0.90	(0.06)	–	–	(0.06)	–	$7.16	14.19%	$3,646,965	1.33%	0.98%	1.33%	262.03%

Class III Shares
Year Ended December 31, 2008	$14.07	0.15	(6.10)	(5.95)	(0.15)	(1.71)	–	(1.86)	–	$6.26	(46.04%)	$40,987,136	1.27%	1.32%	1.27%	139.07%
Year Ended December 31, 2007	$12.08	0.06	3.09	3.15	(0.06)	(1.10)	–	(1.16)	–	$14.07	27.15%	$106,245,421	1.25%	0.38%	1.25%	151.60%
Year Ended December 31, 2006	$9.22	0.07	2.93	3.00	(0.12)	(0.02)	–	(0.14)	–	$12.08	32.95%	$75,014,627	1.22%	0.59%	1.22%	169.26%
Year Ended December 31, 2005	$7.17	0.06	2.09	2.15	(0.08)	(0.02)	–	(0.10)	–	$9.22	30.17%	$37,647,023	1.33%	0.54%	1.33%	215.52%
Year Ended December 31, 2004	$6.32	0.05	0.86	0.91	(0.06)	–	–	(0.06)	–	$7.17	14.35%	$12,022,996	1.35%	0.98%	1.35%	262.03%

Class VI Shares
Period Ended December 31, 2008 (e)	$13.81	0.07	(5.79)	(5.72)	(0.13)	(1.71)	–	(1.84)	–	$6.25	(44.92%)	$3,031,438	1.44%	0.76%	1.44%	139.07%
Amounts designated as “-” are zero or have been rounded to zero
(a)      Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from May 1, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Gartmore NVIT International Equity Fund (the “Fund”) (formerly “Gartmore NVIT International Growth Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 15

Notes to Financial Statements (Continued)
December 31, 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

16 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$7,021,703	$—	$46,911,523	$—	$—	$—	$53,933,226	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Fund did not have securities on loan.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal

18 Annual Report 2008

income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Gartmore Global Partners (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA a management fee based on the Fund’s average daily net assets and the performance of the Fund. This performance-based fee varies depending on the Fund’s performance relative to its benchmark. This fee is intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees is the MSCI All Country World ex U.S. Index.

The calculation of the total management fee is done in two separate steps. First, the Fund pays a base fee (at the end of each quarter), as adjusted for any applicable breakpoints (the “Base Fee Breakpoints”) as described in the following table:

Fee Schedule	Base Fees

Up to $500 million	0.90%

$500 million up to $2 billion	0.85%

$2 billion or more	0.80%

The base fee results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points	+/- 0.10%

These performance-based advisory fees are paid quarterly. Under this performance-based fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage shown above.

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $603,206 for the year ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.25% for the Fund’s Class I, Class II, Class III, Class VI and Class Y shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. As of December 31, 2008, the Fund had no cumulative potential reimbursements.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

20 Annual Report 2008

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, Class III and Class VI of the Fund.

For the year ended December 31, 2008, NFS received $151,593 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $1,344.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $12,701 and $3,201, respectively, from Class III and Class VI.

For the year ended December 31, 2007, the Fund had contributions to capital due to redemption fees in the amount of $19,452 from Class III

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $132,751,186 and sales of $156,523,971.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

22 Annual Report 2008

9. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

10. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

11. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total		Total
	Ordinary	Long-Term	Taxable		Distributions
Year	Income	Capital Gains	Distributions	Return of Capital	Paid

2008	$9,690,477	$4,967,800	$14,658,277	$32,159	$14,690,436

2007	7,610,233	1,926,191	9,536,424	—	9,536,424

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$—	$—	$—	$(13,091,396)	$(13,222,423)	$(26,313,819)

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$67,151,731	$1,682,332	$(14,900,837)	$(13,218,505)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$3,760,057	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $9,331,339.

24 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Gartmore NVIT International Equity Fund (formerly Gartmore NVIT International Growth Fund) (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 25

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 0.71% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $4,967,800 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on December 31, 2008 are $0.19 and $0.02, respectively. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record dates.

26 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

28 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32 Annual Report 2008

Gartmore NVIT Worldwide Leaders Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-WWL (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than that of other mutual funds.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Morgan Stanley Capital International (MSCI) World IndexSM: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Gartmore Global Partners.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

Gartmore NVIT Worldwide Leaders Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the Gartmore NVIT Worldwide Leaders Fund (Class I at NAV) registered -44.34% versus -40.33% for its benchmark, the Morgan Stanley Capital International (MSCI) World IndexSM. For broader comparison, the average return for the Fund’s Lipper peer category of Global Core Funds (consisting of 38 funds as of December 31, 2008) was -39.72% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The Fund’s best-performing holding was U.S.-based fast-food company McDonald’s Corp., which has produced consistently strong same-store sales growth despite the deteriorating macroeconomic environment. The Fund’s position in U.S.-based Gilead Sciences, Inc. also added value. The biopharmaceutical company has a market-leading HIV franchise that faces little to no competition. Fund performance also was enhanced by the Fund’s holding in the world’s largest food company, Nestlé S.A., which benefits from strong brands and pricing power.

What areas of investment detracted from Fund performance?

The Fund’s holding in global miner Rio Tinto detracted from Fund performance. Rio Tinto has announced a $5 billion cut to its 2009 capital-expenditure budget and is likely to sell assets that may be core to the group; these measures, we believe, will negatively affect the company’s growth. Shares held by the Fund in U.S-based farm-equipment manufacturer Deere & Co. were affected by concerns that a deterioration in agricultural commodity prices could result in weakness in machinery sales and earnings. The Fund’s holding in Japan Tobacco Inc. was affected toward the end of the reporting period by the announcement of a ban in the United Kingdom on tobacco displays in shops. (Japan Tobacco has significant exposure to the U.K. market.)

What is your outlook for the near term?

Investors can expect to face a succession of negative news flow in the coming months. There is every prospect, however, that markets will stabilize before the flow of bad news subsides. Looking beyond the negative headlines, good investment ideas abound, and many are remarkably priced. In the current environment, we favor companies with strong cash generation and those companies whose earnings, we believe, will prove defensive during the present slowdown. We also like stocks that we think will emerge from the current crisis with stronger franchises. Also of interest are corporations whose shares are trading on low valuations because much of the bad news is arguably already in the price.

Subadviser:
Gartmore Global Partners

Portfolio Manager:
Neil Rogan

4 Annual Report 2008

Fund Performance	Gartmore NVIT Worldwide Leaders Fund

Average Annual Total Return1
For Periods Ended December 31, 2008

				Expense
	1 Yr.	5 Yr.	10 Yr.	Ratio*

Class I2	-44.34%	3.00%	0.30%	1.30%

Class III[3]	-44.33%	3.01%	0.30%	1.26%

*	As of December 31, 2007. Performance fees apply to the Fund, which may increase or decrease expenses. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

[3]	These returns until the creation of Class III shares (May 2, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class III shares would have produced, because all classes of shares invest in the same portfolio of securities. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares: if these fees were reflected, the annual returns for Class III shares would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Gartmore NVIT Worldwide Leaders Fund versus performance of the Morgan Stanley Capital International World Index (MSCI World Index)(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	MSCI World Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	Gartmore NVIT Worldwide Leaders Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
Gartmore NVIT			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Worldwide Leaders Fund			07/01/08	12/31/08	07/01/08 - 12/31/08)[a]	07/01/08 - 12/31/08[a]

Class I	Actual		1,000.00	647.90	4.47	1.08
	Hypothetical	[b]	1,000.00	1,019.71	5.50	1.08
Class III	Actual		1,000.00	648.30	4.43	1.07
	Hypothetical	[b]	1,000.00	1,019.76	5.45	1.07

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expense.

6 Annual Report 2008

Portfolio Summary	Gartmore NVIT Worldwide Leaders Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	98.4%
Repurchase Agreement	1.6%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	10.7%
Capital Markets	6.8%
Commercial Banks	6.8%
Pharmaceuticals	6.5%
Food Products	6.1%
Food & Staples Retailing	5.6%
Software	5.0%
Real Estate Management & Development	5.0%
Diversified Telecommunication Services	4.1%
Diversified Financial Services	3.9%
Other	39.5%

100.0%

Top Holdings

ConocoPhillips	4.5%
AT&T, Inc.	4.1%
GlaxoSmithKline PLC	4.0%
Royal Dutch Shell PLC, B Shares	4.0%
McDonald’s Corp.	3.8%
Wal-Mart Stores, Inc.	3.4%
Nestle SA	3.2%
E. ON AG	3.1%
Wells Fargo & Co.	3.0%
Mitsui OSK Lines Ltd.	2.9%
Other*	64.0%

100.0%

Top Countries

United States	49.5%
United Kingdom	13.9%
Japan	11.8%
Switzerland	7.8%
Hong Kong	5.3%
Germany	3.1%
Israel	2.5%
Finland	2.3%
China	2.2%
Other*	1.6%

100.0%

*	For purposes of listing top holdings and country, the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

Gartmore NVIT Worldwide Leaders Fund

Common Stocks 98.4%

	Shares	Market Value

CHINA 2.2% (a)
Commercial Banks 2.2%
China Construction Bank Corp., Class H	831,000	$462,357

FINLAND 2.3% (a)
Communications Equipment 2.3%
Nokia OYJ	31,800	498,962

GERMANY 3.1% (a)
Electric Utility 3.1%
E. ON AG	16,900	653,742

HONG KONG 5.3% (a)
Real Estate Management & Development 2.8%
Cheung Kong Holdings Ltd.	62,000	591,472
Wireless Telecommunication Services 2.5%
China Mobile Ltd.	52,500	532,685

		1,124,157

ISRAEL 2.5%
Pharmaceuticals 2.5%
Teva Pharmaceutical Industries Ltd. ADR	12,400	527,868

JAPAN 11.8% (a)
Automobiles 2.6%
Toyota Motor Corp.	17,000	562,116
Capital Markets 2.4%
Nomura Holdings, Inc.	60,800	506,352
Household Durables 0.7%
Panasonic Corp.	12,000	147,539
Marine 2.9%
Mitsui OSK Lines Ltd.	102,000	630,528
Office Electronics 1.0%
Canon, Inc.	6,700	212,334
Real Estate Management & Development 2.2%
Mitsubishi Estate Co. Ltd.	28,000	462,631

		2,521,500

SWITZERLAND 7.8% (a)
Capital Markets 2.0%
UBS AG	29,092	423,449
Electrical Equipment 2.6%
ABB Ltd.*	35,900	547,712
Food Products 3.2%
Nestle SA	17,200	681,376

		1,652,537

UNITED KINGDOM 13.9% (a)
Commercial Banks 1.6%
HSBC Holdings PLC	34,660	339,141
Food Products 2.9%
Unilever PLC	27,100	622,330
Multiline Retail 1.4%
Marks & Spencer Group PLC	94,000	294,575
Oil, Gas & Consumable Fuels 4.0%
Royal Dutch Shell PLC, B Shares	33,300	843,897
Pharmaceuticals 4.0%
GlaxoSmithKline PLC	45,900	853,428

		2,953,371

UNITED STATES 49.5%
Airline 2.1%
Continental Airlines, Inc., Class B*	25,200	455,112
Biotechnology 2.0%
Gilead Sciences, Inc.*	8,100	414,234
Capital Markets 2.4%
Charles Schwab Corp. (The)	32,000	517,440
Chemicals 1.6%
Monsanto Co.	4,700	330,645
Commercial Banks 3.0%
Wells Fargo & Co.	21,600	636,768
Computers & Peripherals 2.5%
Apple, Inc.*	6,300	537,705
Diversified Financial Services 3.9%
JPMorgan Chase & Co.	19,806	624,483
Nasdaq OMX Group, Inc. (The)*	8,200	202,622

		827,105

Diversified Telecommunication Services 4.1%
AT&T, Inc.	30,800	877,800
Food & Staples Retailing 5.6%
CVS Caremark Corp.	16,100	462,714
Wal-Mart Stores, Inc.	12,800	717,568

		1,180,282

Hotels, Restaurants & Leisure 3.8%
McDonald’s Corp.	12,900	802,251
Household Products 2.6%
Procter & Gamble Co.	8,900	550,198
Insurance 0.9%
Berkshire Hathaway, Inc., Class A*	2	193,200
Internet Software & Services 1.2%
Yahoo!, Inc.*	20,800	253,760
Oil, Gas & Consumable Fuels 6.7%
ConocoPhillips	18,400	953,120
Sunoco, Inc.	10,800	469,368

		1,422,488

Software 5.0%
Microsoft Corp.	31,700	616,248
Oracle Corp.*	25,700	455,661

		1,071,909

Textiles, Apparel & Luxury Goods 2.1%
Polo Ralph Lauren Corp.	9,700	440,477

		10,511,374

Total Common Stocks (cost $23,407,935)		20,905,868

8 Annual Report 2008

Repurchase Agreement 1.6%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $333,843, collateralized by Treasury Bills and U.S. Government Discount Notes maturing 01/30/09 - 06/24/09; total market value of $340,519	$333,842	$333,842

Total Repurchase Agreement (cost $333,842)		333,842

Total Investments (cost $23,741,777) (b) — 100.0%		21,239,710

Other assets in excess of liabilities — 0.0%		8,859

NET ASSETS — 100.0%		$21,248,569

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 9

Statement of Assets and Liabilities
December 31, 2008

Gartmore NVIT
Worldwide Leaders
Fund

Assets:
Investments, at value (cost $23,407,935)	$20,905,868
Repurchase agreement, at value and cost	333,842

Total Investments	21,239,710

Foreign currencies, at value (cost $1,399)	1,399
Interest and dividends receivable	40,275
Receivable for capital shares issued	23,841
Reclaims receivable	11,393
Prepaid expenses and other assets	133

Total Assets	21,316,751

Liabilities:
Cash overdraft	2,625
Payable for capital shares redeemed	11,051

Accrued expenses and other payables:
Investment advisory fees	42,625
Fund administration fees	879
Administrative services fees	2,869
Custodian fees	217
Trustee fees	210
Compliance program costs (Note 3)	429
Professional fees	1,198
Printing fees	2,958
Other	3,121

Total Liabilities	68,182

Net Assets	$21,248,569

Represented by:
Capital	$35,718,564
Accumulated undistributed net investment income	23,734
Accumulated net realized losses from investment and foreign currency transactions	(11,989,985)
Net unrealized appreciation/(depreciation) from investments	(2,502,067)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,677)

Net Assets	$21,248,569

Net Assets:
Class I Shares	$12,145,914
Class III Shares	9,102,655

Total	$21,248,569

Shares outstanding (unlimited number of shares authorized):
Class I Shares	1,470,911
Class III Shares	1,102,670

Total	2,573,581

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.26
Class III Shares	$8.26

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Operations
For the Year Ended December 31, 2008

Gartmore NVIT
Worldwide Leaders
Fund

INVESTMENT INCOME:
Interest income	$13,571
Dividend income	721,174
Income from securities lending (Note 2)	12,884
Foreign tax withholding	(37,257)

Total Income	710,372

EXPENSES:
Investment advisory fees	317,287
Fund administration fees	16,269
Administrative services fees Class I Shares	27,695
Administrative services fees Class III Shares	30,884
Custodian fees	4,726
Trustee fees	1,014
Compliance program costs (Note 3)	511
Professional fees	6,263
Printing fees	20,797
Other	17,527

Total expenses before earnings credit	442,973
Earnings credit (Note 5)	(523)

Net Expenses	442,450

NET INVESTMENT INCOME	267,922

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(10,557,138)
Net realized gains from foreign currency transactions	13,109

Net realized losses from investment and foreign currency transactions	(10,544,029)

Net change in unrealized appreciation/(depreciation) from investments	(10,296,198)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,604)

Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	(10,297,802)

Net realized/unrealized losses from investments and foreign currency translations	(20,841,831)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,573,909)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statements of Changes in Net Assets

	Gartmore NVIT Worldwide Leaders Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$267,922	$226,934
Net realized gains (losses) from investment and foreign currency transactions	(10,544,029)	9,997,434
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(10,297,802)	403,955

Change in net assets resulting from operations	(20,573,909)	10,587,498

Distributions to Shareholders From:
Net investment income:
Class I	(146,834)	(113,059)
Class III	(110,466)	(127,021)
Net realized gains:
Class I	(3,764,300)	–
Class III	(2,974,089)	–

Change in net assets from shareholder distributions	(6,995,689)	(240,080)

Change in net assets from capital transactions	(5,918,205)	(8,168,357)

Change in net assets	(33,487,803)	2,179,061

Net Assets:
Beginning of year	$54,736,372	$52,557,311

End of year	$21,248,569	$54,736,372

Accumulated undistributed net investment income at end of year	$23,734	$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$988,881	$3,129,245
Dividends reinvested	3,911,134	113,057
Cost of shares redeemed	(6,243,016)	(9,090,437)

Total Class I	(1,343,001)	(5,848,135)

Class III Shares
Proceeds from shares issued	1,376,881	16,511,318
Dividends reinvested	3,084,555	127,018
Cost of shares redeemed(a)	(9,036,640)	(18,958,558)

Total Class III	(4,575,204)	(2,320,222)

Change in net assets from capital transactions	$(5,918,205)	$(8,168,357)

SHARE TRANSACTIONS:
Class I Shares
Issued	71,288	173,782
Reinvested	351,107	6,225
Redeemed	(460,948)	(520,030)

Total Class I Shares	(38,553)	(340,023)

Class III Shares
Issued	96,297	963,538
Reinvested	276,988	7,013
Redeemed	(644,283)	(1,053,775)

Total Class III Shares	(270,998)	(83,224)

Total change in shares	(309,551)	(423,247)

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the years indicated)

Gartmore NVIT Worldwide Leaders Fund

		Operations				Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses to	Income to	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	Average Net	Average Net	to Average	Portfolio
	of Year	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Year	Return (a)	Year	Assets	Assets	Net Assets(a)	Turnover (b)
Class I Shares
Year Ended December 31, 2008	$18.99	0.12	(7.75)	(7.63)	(0.11)	(2.99)	(3.10)	–	$8.26	(44.34%)	$12,145,914	1.19%	0.84%	1.19%	237.52%
Year Ended December 31, 2007	$15.90	0.06	3.10	3.16	(0.07)	–	(0.07)	–	$18.99	19.90%	$28,659,341	1.30%	0.33%	1.30%	270.07%
Year Ended December 31, 2006	$12.73	0.13	3.16	3.29	(0.12)	–	(0.12)	–	$15.90	25.88%	$29,402,523	1.21%	0.96%	1.21%	269.37%
Year Ended December 31, 2005	$10.78	0.01	2.04	2.05	(0.10)	–	(0.10)	–	$12.73	19.34%	$29,173,437	1.29%	0.18%	1.29%	360.00%
Year Ended December 31, 2004	$9.32	0.09	1.37	1.46	–	–	–	–	$10.78	15.67%	$28,775,768	1.25%	0.95%	1.25%	452.01%

Class III Shares
Year Ended December 31, 2008	$18.98	0.12	(7.75)	(7.63)	(0.10)	(2.99)	(3.09)	–	$8.26	(44.33%)	$9,102,655	1.24%	0.78%	1.24%	237.52%
Year Ended December 31, 2007	$15.89	0.08	3.09	3.17	(0.08)	–	(0.08)	–	$18.98	19.94%	$26,077,031	1.26%	0.43%	1.26%	270.07%
Year Ended December 31, 2006	$12.73	0.12	3.16	3.28	(0.12)	–	(0.12)	–	$15.89	25.81%	$23,154,788	1.20%	0.93%	1.20%	269.37%
Year Ended December 31, 2005	$10.78	0.01	2.04	2.05	(0.10)	–	(0.10)	–	$12.73	19.34%	$16,198,379	1.29%	0.13%	1.29%	360.00%
Year Ended December 31, 2004	$9.32	0.09	1.37	1.46	–	–	–	–	$10.78	15.67%	$7,376,454	1.25%	0.94%	1.25%	452.01%
Amounts designated as “-” are zero or have been rounded to zero

(a)	There were no fee reductions during the year.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Gartmore NVIT Worldwide Leaders Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)   Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

14 Annual Report 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

2008 Annual Report 15

Notes to Financial Statements (Continued)
December 31, 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$11,039,242	$—	$10,200,468	$—	$—	$—	$21,239,710	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)   Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)   Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)   Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)   Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

16 Annual Report 2008

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Gartmore Global Partners (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA a management fee based on the Fund’s average daily net assets and the performance of the Fund. This performance-based fee varies depending on the Fund’s performance relative to its benchmark. This fee is intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees is the MSCI World Index.

The calculation of the total management fee is done in two separate steps. First, the Fund pays a base fee (at the end of each quarter), as adjusted for any applicable breakpoints (the “Base Fee Breakpoints”) as described in the following table:

Fee Schedule	Base Fees

Up to $50 million	0.90%

$50 million or more	0.85%

The base fee results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points	+/- 0.10%

These performance-based advisory fees are paid quarterly. Under this performance-based fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage shown above.

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $257,030 for the year ended December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on

18 Annual Report 2008

the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class III of the Fund.

For the year ended December 31, 2008, NFS received $59,157 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $511.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $3,420 from Class III.

For the year ended December 31, 2007, the Fund had contributions to capital due to redemption fees in the amount of $12,731 from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $87,491,641 and sales of $99,802,051.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

20 Annual Report 2008

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

10. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

11. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$3,620,377	$3,375,312	$6,995,689	$—	$6,995,689

2007	240,080	—	240,080	—	240,080

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$23,734	$—	$23,734	$—	$(11,218,307)	$(3,275,422)	$(14,469,995)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$24,513,455	$159,136	$(3,432,881)	$(3,273,745)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$7,610,351	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $3,607,956.

22 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Gartmore NVIT Worldwide Leaders Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 23

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 2.35% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $3,375,312 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

24 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]

Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 25

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]

Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

26 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]

Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group.[2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust.[2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

28 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]

Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007).[2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]

Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008).[2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30 Annual Report 2008

JPMorgan NVIT Balanced Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

9	Statement of Investments

29	Statement of Assets and Liabilities

30	Statement of Operations

31	Statements of Changes in Net Assets

32	Financial Highlights

33	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-BAL (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

Investing in high-yield bonds typically involves greater risk and price volatility than investing in higher-rated debt securities.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Index): An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with JP Morgan Investment Company.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

JPMorgan NVIT Balanced Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the JPMorgan NVIT Balanced Fund (Class I at NAV) registered -25.33% versus -22.06% for its benchmark, a blend of 60% Standard & Poor’s 500® (S&P 500) Index and 40% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index). For broader comparison, the average return for the Fund’s Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 157 funds as of December 31, 2008) was -25.34% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The Fund’s various investment strategies contributed to Fund performance, as did stock selection in the insurance and energy sectors. The Fund’s positions in JP Morgan Chase & Co. and Johnson Controls, Inc. benefited Fund results.

What areas of investment detracted from Fund performance?

The Fund underperformed its blended benchmark during the reporting period due to security selection. The Fund’s fixed-income and Small Cap strategies detracted from Fund performance. Within the fixed-income strategy, the Fund’s exposure to spread sectors weighed on results, because spreads widened in October and November of 2008 to levels last observed during the Great Depression of the 1930s. While December 2008 saw some retracement in certain sectors, most levels remained significantly wider than where they began the fourth quarter. The largest source of risk in the Fund remained our non-Agency mortgage holdings. In line with our long-term strategy, we continue to believe that these securities hold value, particularly at current levels of investment.

What is your outlook for the near term?

While the outlook remains very challenging, the prospect exists for a tactical bounce in equities in early 2009; valuations remain at extremes, especially as compared to bonds. Measures of investor sentiment and risk appetite suggest oversold markets that could be susceptible to better-than-expected news. Record cash holdings, coupled with very low returns on that cash, could eventually force investors into other asset classes, including credit, followed perhaps by equities. Ultimately, our strategy depends upon a revival in inflation expectations, as governments use fiscal policy to try to take output back to full employment levels, and central banks seek to engender higher expected inflation from quantitative easing. Such a shift in expectations may not occur for some time.

Given this assessment, our strategy is to remain neutral in stocks versus bonds, given the balance of risk and reward. At this time we believe there is little to be gained from taking large, directional asset-class positions, and therefore we are employing low levels of risk. We retain a small preference for U.S. equities over emerging markets, remaining broadly neutral in the other regions. Within bond markets, we retain a modest long-duration position, with a preference for Japanese bonds.

Subadviser:

JPMorgan Investment Management Inc.

Portfolio Managers:

Patrick Jakobson, Anne Lester and Michael Fredericks

4 Annual Report 2008

Fund Performance	JPMorgan NVIT Balanced Fund

Average Annual Total Return1
For Periods Ended December 31, 2008

				Expense
	1 Yr.	5 Yr.	10 Yr.	Ratio*

Class I2	-25.33%	-0.55%	-0.22%	1.02%

Class IV3	-25.35%	-0.52%	-0.20%	1.00%

*	As of December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

[3]	These returns, until the creation of the Class IV shares (April 28, 2003), are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class IV shares would have produced because all classes of shares invest in the same portfolio of securities.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the JPMorgan NVIT Balanced Fund versus performance of the JPMorgan NVIT Balanced Composite Index (Composite)(a), Standard & Poor’s 500 Index (b), Barclays Capital Aggregate Bond Index (BC Aggregate Bond) (formerly Lehman Brothers U.S. Aggregate Bond Index)(c) and the Consumer Price Index (CPI) (d) over the 10-year period ended 12/31/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	Composite is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The composite is a combination of the S&P 500 (60%) and the BC Aggregate Bond (40%).

(b)	S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

(c)	BC Aggregate Bond is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate,

2008 Annual Report 5

JPMorgan NVIT Balanced Fund (Continued)

asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(d)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

6 Annual Report 2008

Shareholder	JPMorgan NVIT Balanced Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
JPMorgan NVIT Balanced Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class I	Actual		1,000.00	808.70	5.36	1.18
	Hypothetical	[b]	1,000.00	1,019.20	6.01	1.18

Class IV	Actual		1,000.00	808.90	5.18	1.14
	Hypothetical	[b]	1,000.00	1,019.41	5.80	1.14

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Annual Report 7

Portfolio Summary	JPMorgan NVIT Balanced Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	54.7%
U.S. Government Mortgage Backed Agencies	16.7%
U.S. Government Sponsored & Agency Obligations	13.7%
Corporate Bonds	8.4%
Mutual Fund	3.4%
Commercial Mortgage Backed Securities	3.0%
Collateralized Mortgage Obligations	2.6%
Asset-Backed Securities	1.6%
Sovereign Bonds	0.4%
Yankee Dollars	0.2%
Preferred Stocks	0.1%
Liabilities in excess of other assets	(4.8)%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	5.5%
Pharmaceuticals	4.3%
Commercial Banks	2.7%
Diversified Telecommunication Services	2.2%
Computers & Peripherals	2.1%
Software	1.9%
Aerospace & Defense	1.8%
Electric Utilities	1.8%
Insurance	1.7%
Other	76.0%

100.0%

Top Holdings

Federal Home Loan Bank, 0.12%, 01/23/09	6.7%
AIM Liquid Assets Portfolio, 1.65%, 04/01/42	3.4%
Exxon Mobil Corp.	2.5%
Freddie Mac Gold Pool, Pool #G03069, 5.50%, 12/01/36	2.1%
U.S. Treasury Notes, 3.25%, 01/15/09	1.9%
Fannie Mae Pool, Pool #906474, 6.00%, 01/01/37	1.7%
Federal National Mortgage Association, 6.25%, 02/01/11	1.2%
Procter & Gamble Co.	1.1%
Government National Mortgage Association TBA, 5.50%, 01/15/37	1.0%
U.S. Treasury Notes, 3.75%, 11/15/18	1.0%
Other	77.4%

100.0%

Top Countries

United States	94.9%
United Kingdom	2.1%
Japan	2.1%
Switzerland	0.8%
Bermuda	0.8%
France	0.7%
Germany	0.7%
Spain	0.4%
Australia	0.3%
Netherlands	0.2%
Other	(3.0)%

100.0%

8 Annual Report 2008

Statement of Investments
December 31, 2008

JPMorgan NVIT Balanced Fund

Common Stocks 54.7%

	Shares	Market Value

AUSTRALIA 0.3% (a)
Capital Markets 0.0%
Macquarie Group Ltd.	1,025	$20,797

Commercial Banks 0.1%
Australia & New Zealand Banking Group Ltd.	4,136	44,641
Commonwealth Bank of Australia	699	14,378
National Australia Bank Ltd.	1,041	15,300
Westpac Banking Corp.	1,325	15,887

		90,206

Commercial Services & Supplies 0.0%
Brambles Ltd.	3,691	19,171

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	19,500	52,187

Metals & Mining 0.1%
BHP Billiton Ltd.	5,874	124,753
Rio Tinto Ltd.	650	17,413

		142,166

Real Estate Investment Trusts 0.0%
Westfield Group	1,700	15,430

Transportation Infrastructure 0.0%
Macquarie Infrastructure Group	10,708	12,832

		352,789

AUSTRIA 0.1% (a)
Oil, Gas & Consumable Fuels 0.1%
OMV AG	1,793	47,637

Pharmaceuticals 0.0%
Intercell AG*	687	21,606

		69,243

BERMUDA 0.8%
Electronic Equipment & Instruments 0.1%
Tyco Electronics Ltd.	6,300	102,123

Energy Equipment & Services 0.0% (a)
Seadrill Ltd.	1,859	15,160

Household Durables 0.1%
Helen of Troy Ltd.	3,025	52,514

Information Technology Services 0.1%
Accenture Ltd., Class A	3,150	103,288
Genpact Ltd.*	6,000	49,320

		152,608

Insurance 0.3%
Arch Capital Group Ltd.*	100	7,010
Argo Group International Holdings Ltd.	303	10,278
Aspen Insurance Holdings Ltd.	1,200	29,100
Axis Capital Holdings Ltd.	5,975	173,992
Platinum Underwriters Holdings Ltd.	1,125	40,590
RenaissanceRe Holdings Ltd.	3,175	163,703

		424,673

Machinery 0.1%
Ingersoll-Rand Co. Ltd., Class A	3,600	62,460

Oil, Gas & Consumable Fuels 0.0%
Frontline Ltd.	475	14,065

Semiconductors & Semiconductor Equipment 0.1%
Marvell Technology Group Ltd.*	8,800	58,696

		882,299

CANADA 0.0%
Communications Equipment 0.0%
Nortel Networks Corp.*	62	16

Energy Equipment & Services 0.0%
Precision Drilling Trust	497	4,172

Pharmaceuticals 0.0%
Cardiome Pharma Corp.*	900	4,095

		8,283

DENMARK 0.1% (a)
Pharmaceuticals 0.1%
Novo Nordisk AS, Class B	1,988	102,567

FINLAND 0.2% (a)
Commercial Services & Supplies 0.0%
Poyry OYJ	566	6,209

Communications Equipment 0.1%
Nokia OYJ	5,846	91,727

Construction & Engineering 0.0%
YIT OYJ	3,863	25,218

Industrial Conglomerate 0.0%
Ruukki Group OYJ	5,022	8,064

Insurance 0.1%
Sampo OYJ, A Shares	2,590	49,017

		180,235

FRANCE 0.7% (a)
Auto Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B	1,199	63,341

Beverages 0.0%
Remy Cointreau SA	373	15,481

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

JPMorgan NVIT Balanced Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Chemicals 0.0%
Arkema	928	$15,991
Rhodia SA	1,169	7,417

		23,408

Commercial Banks 0.1%
BNP Paribas	924	39,880
Societe Generale	1,242	63,003

		102,883

Construction Materials 0.0%
Lafarge SA	539	32,962

Electrical Equipment 0.1%
Alstom SA	696	41,473

Information Technology Services 0.0%
Atos Origin SA	868	21,845

Insurance 0.0%
AXA SA	1,306	29,311

Media 0.1%
Lagardere SCA	785	31,889
Vivendi	2,515	81,965

		113,854

Multi-Utility 0.0%
Suez Environnement SA	835	14,101

Oil, Gas & Consumable Fuels 0.2%
Total SA	3,437	188,942

Pharmaceuticals 0.1%
Sanofi-Aventis SA	1,275	81,544

		729,145

GERMANY 0.6% (a)
Airline 0.0%
Deutsche Lufthansa AG	955	15,891

Chemicals 0.0%
Lanxess	449	8,621

Diversified Financial Services 0.0%
Deutsche Boerse AG	464	33,566

Electric Utility 0.2%
E. ON AG	3,921	151,676

Industrial Conglomerate 0.1%
Siemens AG	991	74,753

Insurance 0.1%
Allianz SE	173	18,381
Muenchener Rueckversicherungs AG	204	31,253

		49,634

Internet Software & Services 0.0%
United Internet AG	1,825	16,245

Machinery 0.1%
MAN AG	1,028	58,507

Metals & Mining 0.0%
ThyssenKrupp AG	1,495	42,184

Pharmaceuticals 0.1%
Bayer AG	2,146	124,549

Textiles, Apparel & Luxury Goods 0.0%
Adidas AG	830	31,577

		607,203

GREECE 0.1% (a)
Beverages 0.0%
Coca Cola Hellenic Bottling Co. SA	1,663	24,178

Commercial Banks 0.1%
Alpha Bank AE	1,771	16,567
EFG Eurobank Ergasias SA	2,739	21,812
National Bank of Greece SA	1,068	19,831
Piraeus Bank SA	1,408	12,567

		70,777

		94,955

HONG KONG 0.1% (a)
Commercial Banks 0.0%
BOC Hong Kong Holdings Ltd.	15,000	17,169

Real Estate Management & Development 0.1%
New World Development Ltd.	15,000	15,359
Sun Hung Kai Properties Ltd.	2,000	16,829
Swire Pacific Ltd., Class A	3,500	24,246

		56,434

Specialty Retail 0.0%
Esprit Holdings Ltd.	7,535	42,939

		116,542

IRELAND 0.0% (a)
Construction Materials 0.0%
CRH PLC	1,000	25,336

ISRAEL 0.0%
Biotechnology 0.0%
Protalix BioTherapeutics, Inc.	3,950	7,268

ITALY 0.1% (a)
Commercial Banks 0.1%
Banco Popolare SC	635	4,502
UniCredit SpA	20,886	53,097
Unione di Banche Italiane SCPA	2,967	43,510

		101,109

Construction Materials 0.0%
Buzzi Unicem SpA	2,509	42,185

10 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Natural Gas Utility 0.0%
Snam Rete Gas SpA	2,742	$15,315

Oil, Gas & Consumable Fuels 0.0%
ENI SpA	199	4,788

		163,397

JAPAN 2.1%
Auto Components 0.0% (a)
Bridgestone Corp.	1,000	15,003

Automobiles 0.2% (a)
Toyota Motor Corp.	5,200	171,941

Building Products 0.1% (a)
Asahi Glass Co. Ltd.	12,000	68,419
Daikin Industries Ltd.	2,182	57,396

		125,815

Capital Markets 0.1% (a)
Daiwa Securities Group, Inc.	9,000	54,042

Chemicals 0.1% (a)
Nitto Denko Corp.	1,100	21,063
Shin-Etsu Chemical Co. Ltd.	1,400	64,626

		85,689

Commercial Banks 0.2%
Hokuhoku Financial Group, Inc. (a)	14,000	33,149
Mitsubishi UFJ Financial Group, Inc. (a)	12,600	79,210
Nishi-Nippon City Bank Ltd. (The) (a)	10,000	29,092
Sumitomo Mitsui Financial Group, Inc. (a)	13	53,933

		195,384

Construction & Engineering 0.0% (a)
Nishimatsu Construction Co. Ltd.	7,000	10,490

Consumer Finance 0.1% (a)
Hitachi Capital Corp.	2,400	30,031
ORIX Corp.	300	17,134

		47,165

Diversified Telecommunication Services 0.1%
Nippon Telegraph & Telephone Corp. (a)	21	108,441

Electric Utilities 0.2% (a)
Kansai Electric Power Co., Inc. (The)	900	26,075
Kyushu Electric Power Co., Inc.	1,300	34,520
Tohoku Electric Power Co., Inc.	1,900	51,409
Tokyo Electric Power Co., Inc. (The)	2,000	66,778

		178,782

Electrical Equipment 0.1% (a)
Mitsubishi Electric Corp.	15,000	94,022

Electronic Equipment & Instruments 0.0% (a)
FUJIFILM Holdings Corp.	1,500	33,494
Nidec Corp.	300	11,735

		45,229

Health Care Providers & Services 0.0% (a)
Suzuken Co. Ltd.	1,400	41,746

Household Durables 0.1% (a)
Panasonic Corp.	4,000	49,180
Sony Corp.	1,000	21,876

		71,056

Household Products 0.1% (a)
Kao Corp.	2,000	60,764

Information Technology Services 0.0% (a)
NTT Data Corp.	6	24,180

Marine 0.0% (a)
Kawasaki Kisen Kaisha Ltd.	3,000	14,073

Metals & Mining 0.1% (a)
JFE Holdings, Inc.	2,500	66,454

Multiline Retail 0.1% (a)
H2O Retailing Corp.	3,000	22,638
Isetan Mitsukoshi Holdings Ltd.	6,600	56,970

		79,608

Natural Gas Utility 0.1% (a)
Tokyo Gas Co. Ltd.	18,196	92,254

Office Electronics 0.1% (a)
Canon, Inc.	3,100	98,244

Personal Products 0.0% (a)
Shiseido Co. Ltd.	2,000	41,139

Pharmaceuticals 0.0% (a)
Chugai Pharmaceutical Co. Ltd.	1,300	25,276
Daiichi Sankyo Co. Ltd.	800	18,923

		44,199

Real Estate Management & Development 0.0% (a)
Daito Trust Construction Co. Ltd.	300	15,752

Road & Rail 0.0% (a)
Keio Corp.	5,000	30,092

Semiconductors & Semiconductor Equipment 0.0% (a)
NEC Electronics Corp.	200	1,894

2008 Annual Report 11

Statement of Investments (Continued)
December 31, 2008

JPMorgan NVIT Balanced Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Software 0.0% (a)
Nintendo Co. Ltd.	100	$38,224

Tobacco 0.1% (a)
Japan Tobacco, Inc.	25	82,827

Trading Companies & Distributors 0.1% (a)
ITOCHU Corp.	7,000	35,323
Mitsui & Co. Ltd.	3,000	30,848

		66,171

Wireless Telecommunication Services 0.1% (a)
KDDI Corp.	13	92,844
NTT DoCoMo, Inc.	19	37,406
Softbank Corp.	1,100	19,982

		150,232

		2,150,912

LUXEMBOURG 0.0% (a)
Metals & Mining 0.0%
ArcelorMittal	1,310	31,750

NETHERLANDS 0.2% (a)
Air Freight & Logistics 0.1%
TNT NV	3,029	58,833

Chemicals 0.1%
Akzo Nobel NV	1,170	48,254
Koninklijke DSM NV	1,154	29,610

		77,864

Construction & Engineering 0.0%
Koninklijke BAM Groep NV	1,242	11,199

Diversified Financial Services 0.0%
ING Groep NV CVA	1,943	21,382

Diversified Telecommunication Services 0.0%
Koninklijke KPN NV	3,202	46,547

Food Products 0.0%
Unilever NV	1,674	40,570

Professional Services 0.0%
USG People NV	1,009	13,055

		269,450

NORWAY 0.1% (a)
Commercial Banks 0.1%
DnB NOR ASA	7,953	31,574

Industrial Conglomerate 0.0%
Orkla ASA	4,698	31,279

		62,853

PUERTO RICO 0.0%
Commercial Banks 0.0%
First Bancorp Puerto Rico	675	7,519

SINGAPORE 0.1% (a)
Diversified Financial Services 0.0%
Singapore Exchange Ltd.	293	1,044

Diversified Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	29,900	53,300

Real Estate Management & Development 0.0%
City Developments Ltd.	4,000	17,901
Keppel Land Ltd.	4,000	4,755

		22,656

		77,000

SPAIN 0.4% (a)
Commercial Banks 0.2%
Banco Bilbao Vizcaya Argentaria SA	5,051	62,577
Banco Santander	14,093	136,133

		198,710

Diversified Telecommunication Services 0.1%
Telefonica SA	4,391	99,101

Natural Gas Utility 0.1%
Enagas	3,713	81,979

		379,790

SWEDEN 0.2%
Commercial Banks 0.0% (a)
Svenska Handelsbanken AB, A Shares	90	1,489

Commercial Services & Supplies 0.1%
Intrum Justitia AB (a)	1,400	14,314
Loomis AB, Class B* (a)	780	4,836
Securitas AB, B Shares (a)	3,900	32,852

		52,002

Health Care Equipment & Supplies 0.0% (a)
Elekta AB	3,161	31,826

Machinery 0.0% (a)
Atlas Copco AB, A Shares	3,406	29,984
Atlas Copco AB, B Shares	2,582	20,228

		50,212

Specialty Retail 0.1% (a)
Hennes & Mauritz AB, B Shares	1,458	58,025

		193,554

SWITZERLAND 0.8%
Building Products 0.0% (a)
Geberit AG	125	13,525

12 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Capital Markets 0.1% (a)
Credit Suisse Group AG	1,670	$46,821
Julius Baer Holding AG	189	7,328
UBS AG	2,961	43,099

		97,248

Construction Materials 0.0% (a)
Holcim Ltd.	746	43,197

Food Products 0.2% (a)
Nestle SA	4,990	197,678

Insurance 0.3%
ACE Ltd.	3,120	165,110
Zurich Financial Services AG (a)	524	114,533

		279,643

Pharmaceuticals 0.2% (a)
Novartis AG	940	47,096
Roche Holding AG	1,229	190,351

		237,447

Textiles, Apparel & Luxury Goods 0.0% (a)
Swatch Group AG - Chi - X Europe Exchange	146	20,600

		889,338

UNITED KINGDOM 1.7% (a)
Aerospace & Defense 0.1%
BAE Systems PLC	8,871	48,265
Cobham PLC	28,023	83,744

		132,009

Commercial Banks 0.2%
HSBC Holdings PLC	9,315	91,146
HSBC Holdings PLC	5,200	51,607

		142,753

Construction & Engineering 0.0%
Balfour Beatty PLC	7,480	36,175

Diversified Telecommunication Services 0.0%
Cable & Wireless PLC	11,521	26,049

Food & Staples Retailing 0.1%
Tesco PLC	9,250	48,153
WM Morrison Supermarkets PLC	14,665	59,428

		107,581

Hotels, Restaurants & Leisure 0.1%
Compass Group PLC	16,095	80,257
Greene King PLC	4,105	23,590
Intercontinental Hotels Group PLC	1,612	13,296
PartyGaming PLC*	3,002	8,393

		125,536

Independent Power Producers & Energy Traders 0.1%
International Power PLC	19,216	66,946

Information Technology Services 0.0%
Logica PLC	18,299	18,392

Insurance 0.1%
Aviva PLC	465	2,634
Beazley Group PLC	5,582	11,048
Prudential PLC	6,289	38,166
RSA Insurance Group PLC	33,701	67,140
Standard Life PLC	5,020	14,651

		133,639

Media 0.1%
Pearson PLC	2,884	27,176
Reed Elsevier PLC	2,320	17,029
United Business Media Ltd.	2,027	14,973

		59,178

Metals & Mining 0.1%
Anglo American PLC	958	22,352
Aricom PLC*	14,766	1,664
Rio Tinto PLC	631	14,022
Xstrata PLC	228	2,133

		40,171

Multiline Retail 0.0%
Marks & Spencer Group PLC	8,428	26,411

Oil, Gas & Consumable Fuels 0.4%
BG Group PLC	6,246	86,434
BP PLC	14,718	113,587
Royal Dutch Shell PLC, A Shares	6,308	165,690
Royal Dutch Shell PLC, B Shares	2,382	60,365

		426,076

Pharmaceuticals 0.1%
GlaxoSmithKline PLC	2,265	42,114
Shire PLC	5,364	78,992

		121,106

Road & Rail 0.0%
National Express Group PLC	279	2,006

Semiconductors & Semiconductor Equipment 0.0%
ARM Holdings PLC	17,662	22,354

Tobacco 0.2%
British American Tobacco PLC	1,875	48,901
Imperial Tobacco Group PLC	4,131	110,316

		159,217

Trading Companies & Distributors 0.0%
Wolseley PLC	2,698	15,026

2008 Annual Report 13

Statement of Investments (Continued)
December 31, 2008

JPMorgan NVIT Balanced Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Wireless Telecommunication Services 0.1%
Vodafone Group PLC	36,835	$75,407

		1,736,032

UNITED STATES 46.0%
Aerospace & Defense 1.7%
Boeing Co.	4,800	204,816
Ceradyne, Inc.	250	5,078
General Dynamics Corp.	2,990	172,194
Goodrich Corp.	3,700	136,974
Honeywell International, Inc.	9,100	298,753
L-3 Communications Holdings, Inc.	1,650	121,737
Lockheed Martin Corp.	2,155	181,192
Northrop Grumman Corp.	5,200	234,208
Orbital Sciences Corp.	3,200	62,496
United Technologies Corp.	7,300	391,280

		1,808,728

Air Freight & Logistics 0.1%
C.H. Robinson Worldwide, Inc.	500	27,515
Pacer International, Inc.	3,625	37,809
United Parcel Service, Inc., Class B	400	22,064

		87,388

Airlines 0.1%
Continental Airlines, Inc., Class B	2,750	49,665
Hawaiian Holdings, Inc.	825	5,264
Southwest Airlines Co.	10,700	92,234
UAL Corp.	100	1,102

		148,265

Auto Components 0.2%
ArvinMeritor, Inc.	1,800	5,130
Drew Industries, Inc.	1,175	14,100
Johnson Controls, Inc.	11,100	201,576
Stoneridge, Inc.	225	1,026

		221,832

Beverages 1.0%
Coca-Cola Co. (The)	12,900	583,983
Coca-Cola Enterprises, Inc.	7,800	93,834
Pepsi Bottling Group, Inc.	1,900	42,769
PepsiCo, Inc.	6,600	361,482

		1,082,068

Biotechnology 1.3%
Alexion Pharmaceuticals, Inc.	2,150	77,808
Alkermes, Inc.	1,150	12,247
Amgen, Inc.*	7,100	410,025
Arena Pharmaceuticals, Inc.	975	4,066
BioMarin Pharmaceutical, Inc.	875	15,575
Bionovo, Inc.*	1,325	265
Celgene Corp.	5,200	287,456
Cephalon, Inc.*	75	5,778
Cytokinetics, Inc.	1,150	3,278
Gilead Sciences, Inc.*	7,800	398,892
Halozyme Therapeutics, Inc.	2,075	11,620
Martek Biosciences Corp.	150	4,546
Myriad Genetics, Inc.	325	21,534
Onyx Pharmaceuticals, Inc.	375	12,810
Progenics Pharmaceuticals, Inc.	350	3,609
Rigel Pharmaceuticals, Inc.	550	4,400
Seattle Genetics, Inc.	1,600	14,304
Theravance, Inc.	725	8,983
United Therapeutics Corp.*	225	14,074

		1,311,270

Building Products 0.1%
Gibraltar Industries, Inc.	475	5,671
Insteel Industries, Inc.	1,500	16,935
Lennox International, Inc.	1,775	57,315
NCI Building Systems, Inc.	1,300	21,190
Quanex Building Products Corp.	1,175	11,010

		112,121

Capital Markets 1.6%
Affiliated Managers Group, Inc.	600	25,152
Bank of New York Mellon Corp. (The)	7,900	223,807
Federated Investors, Inc., Class B	1,675	28,408
Goldman Sachs Group, Inc. (The)	4,960	418,574
Greenhill & Co., Inc.	450	31,397
Investment Technology Group, Inc.*	1,250	28,400
Janus Capital Group, Inc.	50	402
Knight Capital Group, Inc., Class A	1,800	29,070
LaBranche & Co., Inc.	1,575	7,544
Merrill Lynch & Co., Inc.	6,500	75,660
Morgan Stanley	16,490	264,500
Northern Trust Corp.	2,100	109,494
Piper Jaffray Cos.	275	10,934
State Street Corp.	6,900	271,377
TD Ameritrade Holding Corp.	6,550	93,337
thinkorswim Group, Inc.	1,350	7,587

		1,625,643

Chemicals 1.2%
Air Products & Chemicals, Inc.	2,000	100,540
Airgas, Inc.	1,000	38,990
CF Industries Holdings, Inc.	200	9,832
Dow Chemical Co. (The)	10,700	161,463

14 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Chemicals (continued)

E.I. Du Pont de Nemours & Co.	6,900	$174,570
FMC Corp.	1,300	58,149
Innospec, Inc.	625	3,681
Monsanto Co.	1,900	133,665
Mosaic Co. (The)	3,400	117,640
Olin Corp.	2,100	37,968
PPG Industries, Inc.	3,900	165,477
Praxair, Inc.	1,200	71,232
Rohm & Haas Co.	1,200	74,148
Spartech Corp.	5,000	31,300
Terra Industries, Inc.	2,300	38,341

		1,216,996

Commercial Banks 1.6%
1st Source Corp.	495	11,697
Bancfirst Corp.	1,275	67,473
Bank of Hawaii Corp.	850	38,394
BB&T Corp.	3,200	87,872
Capitol Federal Financial	646	29,458
Cardinal Financial Corp.	675	3,841
Central Pacific Financial Corp.	825	8,283
City Holding Co.	1,200	41,736
CoBiz Financial, Inc.	400	3,896
Comerica, Inc.	2,600	51,610
Commerce Bancshares, Inc.	395	17,360
Fifth Third Bancorp	2,500	20,650
First Merchants Corp.	275	6,108
Guaranty Bancorp	1,325	2,650
KeyCorp	5,200	44,304
Lakeland Financial Corp.	175	4,168
M&T Bank Corp.	400	22,964
National City Corp.	3,700	6,697
Sierra Bancorp	475	9,975
Simmons First National Corp., Class A	1,925	56,730
South Financial Group, Inc. (The)	1,000	4,320
StellarOne Corp.	92	1,555
Suffolk Bancorp	1,650	59,284
TCF Financial Corp.	6,350	86,741
U.S. Bancorp	15,975	399,535
Wells Fargo & Co.	18,400	542,432
Zions Bancorp	1,700	41,667

		1,671,400

Commercial Services & Supplies 0.2%
ATC Technology Corp.	200	2,926
Deluxe Corp.	1,500	22,440
Herman Miller, Inc.	2,150	28,014
Knoll, Inc.	3,400	30,668
Pitney Bowes, Inc.	1,900	48,412
Standard Parking Corp.	400	7,736
Standard Register Co. (The)	3,675	32,818
Steelcase, Inc., Class A	550	3,091
Waste Management, Inc.	400	13,256

		189,361

Communications Equipment 1.4%
Avocent Corp.	1,750	31,343
Black Box Corp.	1,350	35,262
Brocade Communications Systems, Inc.*	8,050	22,540
Cisco Systems, Inc.*	27,300	444,990
CommScope, Inc.	1,250	19,425
Corning, Inc.	12,400	118,172
Emulex Corp.	6,300	43,974
Harris Corp.	1,100	41,855
InterDigital, Inc.	2,350	64,625
Juniper Networks, Inc.*	4,200	73,542
QUALCOMM, Inc.	15,950	571,488
Tellabs, Inc.	525	2,163

		1,469,379

Computers & Peripherals 2.1%
Apple, Inc.*	3,100	264,585
EMC Corp.*	200	2,094
Hewlett-Packard Co.	21,525	781,142
Imation Corp.	2,550	34,604
International Business Machines Corp.	9,440	794,470
Lexmark International, Inc., Class A	1,650	44,385
NetApp, Inc.	4,800	67,056
QLogic Corp.	4,275	57,456
Rackable Systems, Inc.	600	2,364
SanDisk Corp.	8,300	79,680
Seagate Technology* (a)(b)	2,700	0
Western Digital Corp.	2,100	24,045

		2,151,881

Construction & Engineering 0.2%
Dycom Industries, Inc.	1,100	9,042
EMCOR Group, Inc.	4,950	111,029
Fluor Corp.	300	13,461
Jacobs Engineering Group, Inc.	200	9,620
KBR, Inc.	300	4,560
Shaw Group, Inc. (The)	200	4,094
URS Corp.	1,100	44,847

		196,653

Construction Materials 0.0%
Headwaters, Inc.	175	1,181

Consumer Finance 0.3%
Advance America Cash Advance Centers, Inc.	875	1,654
American Express Co.	3,100	57,505
AmeriCredit Corp.	2,350	17,954

2008 Annual Report 15

Statement of Investments (Continued)
December 31, 2008

JPMorgan NVIT Balanced Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Consumer Finance (continued)

Capital One Financial Corp.	3,600	$114,804
Credit Acceptance Corp.	424	5,809
Discover Financial Services	2,595	24,730
Dollar Financial Corp.	2,339	24,092
World Acceptance Corp.	1,025	20,254

		266,802

Containers & Packaging 0.2%
Crown Holdings, Inc.	2,000	38,400
Greif, Inc., Class A	950	31,759
Myers Industries, Inc.	725	5,800
Rock-Tenn Co., Class A	2,275	77,759
Sonoco Products Co.	1,800	41,688

		195,406

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A	1,300	99,606
Coinstar, Inc.	650	12,682
ITT Educational Services, Inc.	800	75,984

		188,272

Diversified Financial Services 0.9%
Bank of America Corp.	29,700	418,176
CIT Group, Inc.	6,000	27,240
Citigroup, Inc.	44,550	298,930
IntercontinentalExchange, Inc.	100	8,244
Nasdaq OMX Group, Inc. (The)	1,150	28,417
NYSE Euronext	4,800	131,424

		912,431

Diversified Telecommunication Services 1.8%
AT&T, Inc.	23,400	666,900
CenturyTel, Inc.	2,180	59,579
Consolidated Communications Holdings, Inc.	1,300	15,444
Embarq Corp.	1,347	48,438
Frontier Communications Corp.	2,125	18,573
Verizon Communications, Inc.	28,900	979,710
Windstream Corp.	5,300	48,760

		1,837,404

Electric Utilities 1.4%
Allegheny Energy, Inc.	300	10,158
American Electric Power Co., Inc.	12,200	406,016
Edison International	7,300	234,476
El Paso Electric Co.	1,000	18,090
Exelon Corp.	5,300	294,733
FirstEnergy Corp.	3,400	165,172
FPL Group, Inc.	2,000	100,660
NV Energy, Inc.	8,900	88,021
Pinnacle West Capital Corp.	800	25,704
Portland General Electric Co.	900	17,523
PPL Corp.	3,600	110,484
UniSource Energy Corp.	475	13,946

		1,484,983

Electrical Equipment 0.2%
Acuity Brands, Inc.	2,175	75,929
Cooper Industries Ltd., Class A	600	17,538
First Solar, Inc.*	300	41,388
LSI Industries, Inc.	1,000	6,870
Rockwell Automation, Inc.	2,200	70,928

		212,653

Electronic Equipment & Instruments 0.1%
Benchmark Electronics, Inc.	700	8,939
Coherent, Inc.	1,900	40,774
Ingram Micro, Inc., Class A	1,700	22,763
Methode Electronics, Inc.	3,450	23,253
Mettler-Toledo International, Inc.	200	13,480
Sanmina-SCI Corp.	5,200	2,444
Tech Data Corp.	75	1,338

		112,991

Energy Equipment & Services 0.9%
Baker Hughes, Inc.	3,800	121,866
Dresser-Rand Group, Inc.*	400	6,900
ENSCO International, Inc.	750	21,292
Halliburton Co.	10,900	198,162
Helix Energy Solutions Group, Inc.	1,800	13,032
ION Geophysical Corp.	925	3,173
Key Energy Services, Inc.	4,950	21,829
National Oilwell Varco, Inc.	4,850	118,534
Noble Corp.	4,800	105,888
Patterson-UTI Energy, Inc.	325	3,741
Schlumberger Ltd.	5,700	241,281
Smith International, Inc.	6,000	137,340

		993,038

Food & Staples Retailing 1.5%
BJ’s Wholesale Club, Inc.	1,049	35,939
CVS Caremark Corp.	10,100	290,274
Nash Finch Co.	1,350	60,601
Safeway, Inc.	11,700	278,109
SUPERVALU, Inc.	1,100	16,060
SYSCO Corp.	6,300	144,522
Wal-Mart Stores, Inc.	13,850	776,431
Walgreen Co.	200	4,934

		1,606,870

Food Products 0.6%
General Mills, Inc.	5,000	303,750
H.J. Heinz Co.	4,600	172,960
Kraft Foods, Inc., Class A	7,300	196,005

		672,715

16 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Health Care Equipment & Supplies 0.7%
Baxter International, Inc.	2,750	$147,372
Boston Scientific Corp.	6,800	52,632
C.R. Bard, Inc.	1,300	109,538
Covidien Ltd.	4,100	148,584
Electro-Optical Sciences, Inc.*	750	2,513
Invacare Corp.	2,600	40,352
Medtronic, Inc.	2,900	91,118
Quidel Corp.	1,050	13,723
Teleflex, Inc.	1,050	52,605
Thoratec Corp.	1,075	34,927
Zimmer Holdings, Inc.	2,100	84,882

		778,246

Health Care Providers & Services 1.3%
Aetna, Inc.	12,140	345,990
AMERIGROUP Corp.	1,800	53,136
Cardinal Health, Inc.	2,900	99,963
CIGNA Corp.	4,500	75,825
Express Scripts, Inc.	3,150	173,187
Humana, Inc.	400	14,912
Landauer, Inc.	825	60,472
Magellan Health Services, Inc.	1,675	65,593
McKesson Corp.	3,100	120,063
MedCath Corp.	1,600	16,704
Omnicare, Inc.	3,900	108,264
Owens & Minor, Inc.	1,100	41,415
UnitedHealth Group, Inc.	200	5,320
WellPoint, Inc.	4,100	172,733

		1,353,577

Health Care Technology 0.0%
IMS Health, Inc.	2,600	39,416
MedAssets, Inc.	725	10,585

		50,001

Hotels, Restaurants & Leisure 0.9%
AFC Enterprises, Inc.	3,900	18,291
Carnival Corp.	3,100	75,392
Darden Restaurants, Inc.	3,700	104,266
Denny’s Corp.	11,625	23,134
Domino’s Pizza, Inc.	1,350	6,358
International Game Technology	6,200	73,718
McDonald’s Corp.	7,520	467,669
Monarch Casino & Resort, Inc.	1,400	16,310
O’Charleys, Inc.	1,275	2,550
Royal Caribbean Cruises Ltd.	4,900	67,375
Starwood Hotels & Resorts Worldwide, Inc.	1,700	30,430
Vail Resorts, Inc.	20,000	14,900
Wyndham Worldwide Corp.	700	4,585

		904,978

Household Durables 0.2%
American Greetings Corp., Class A	3,900	29,523
Blyth, Inc.	875	6,860
Centex Corp.	2,700	28,728
CSS Industries, Inc.	175	3,104
D.R. Horton, Inc.	4,600	32,522
Furniture Brands International, Inc.	1,250	2,762
Jarden Corp.	1,175	13,512
KB Home	1,400	19,068
Leggett & Platt, Inc.	3,525	53,545
Snap-on, Inc.	1,100	43,318
Standard Pacific Corp.	675	1,202
Tempur-Pedic International, Inc.	575	4,077
Toll Brothers, Inc.	400	8,572

		246,793

Household Products 1.4%
Central Garden & Pet Co., Class A	1,200	7,080
Church & Dwight Co., Inc.	500	28,060
Colgate-Palmolive Co.	1,800	123,372
Kimberly-Clark Corp.	1,800	94,932
Procter & Gamble Co.	19,000	1,174,580

		1,428,024

Independent Power Producers & Energy Traders 0.0%
Dynegy, Inc., Class A	1,632	3,264

Industrial Conglomerates 0.7%
3M Co.	1,600	92,064
General Electric Co.	38,600	625,320
Textron, Inc.	2,600	36,062
Tredegar Corp.	1,150	20,907

		774,353

Information Technology Services 0.4%
Acxiom Corp.	2,625	21,289
Affiliated Computer Services, Inc., Class A	400	18,380
Alliance Data Systems Corp.*	100	4,653
Computer Sciences Corp.	500	17,570
CSG Systems International, Inc.	700	12,229
Fiserv, Inc.	100	3,637
Global Cash Access Holdings, Inc.	950	2,109
Hackett Group, Inc. (The)	900	2,628
Hewitt Associates, Inc., Class A*	1,575	44,698
MasterCard, Inc., Class A	500	71,465
Paychex, Inc.	6,000	157,680
Unisys Corp.*	6,125	5,206

2008 Annual Report 17

Statement of Investments (Continued)
December 31, 2008

JPMorgan NVIT Balanced Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Information Technology Services (continued)

Western Union Co. (The)	5,100	$73,134

		434,678

Insurance 0.8%
Aflac, Inc.	1,800	82,512
Allstate Corp. (The)	2,100	68,796
AMBAC Financial Group, Inc.	800	1,040
Aon Corp.	1,600	73,088
Chubb Corp.	2,480	126,480
Conseco, Inc.	2,150	11,137
Harleysville Group, Inc.	1,200	41,676
Meadowbrook Insurance Group, Inc.	1,475	9,499
MetLife, Inc.	3,400	118,524
Navigators Group, Inc.	600	32,946
ProAssurance Corp.	425	22,432
Prudential Financial, Inc.	1,900	57,494
Travelers Cos., Inc. (The)	4,487	202,812

		848,436

Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	1,800	92,304
Expedia, Inc.	3,000	24,720
NutriSystem, Inc.	325	4,742

		121,766

Internet Software & Services 0.4%
AsiaInfo Holdings, Inc.	700	8,288
DealerTrack Holdings, Inc.	475	5,648
Google, Inc., Class A*	1,000	307,650
S1 Corp.	600	4,734
Sohu.com, Inc.	850	40,239
ValueClick, Inc.	3,600	24,624
Yahoo!, Inc.	2,600	31,720

		422,903

Leisure Equipment & Products 0.1%
Hasbro, Inc.	3,325	96,990
JAKKS Pacific, Inc.	1,050	21,662

		118,652

Life Sciences Tools & Services 0.1%
AMAG Pharmaceuticals, Inc.	175	6,274
Enzo Biochem, Inc.	850	4,157
Illumina, Inc.*	425	11,071
Life Technologies Corp.	1,500	34,965
Medivation, Inc.	1,175	17,120
PerkinElmer, Inc.	2,250	31,297
Thermo Fisher Scientific, Inc.*	1,100	37,477

		142,361

Machinery 0.7%
AGCO Corp.	1,550	36,565
Caterpillar, Inc.	4,450	198,781
Cummins, Inc.	200	5,346
Danaher Corp.	2,100	118,881
Deere & Co.	600	22,992
Eaton Corp.	1,000	49,710
Gardner Denver, Inc.	1,700	39,678
Illinois Tool Works, Inc.	300	10,515
Nordson Corp.	1,450	46,821
PACCAR, Inc.	6,200	177,320
Parker Hannifin Corp.	300	12,762
Trimas Corp.	1,200	1,656
Wabash National Corp.	1,100	4,950
Wabtec Corp.	1,275	50,681

		776,658

Marine 0.0%
Horizon Lines, Inc., Class A	3,900	13,611

Media 1.0%
Charter Communications, Inc., Class A	3,625	297
Cumulus Media, Inc., Class A	1,425	3,548
DISH Network Corp., Class A*	4,300	47,687
News Corp., Class A	11,800	107,262
Omnicom Group, Inc.	1,510	40,649
Sinclair Broadcast Group, Inc., Class A	5,775	17,903
Time Warner, Inc.	36,350	365,681
Walt Disney Co. (The)	21,060	477,851

		1,060,878

Metals & Mining 0.2%
Alcoa, Inc.	100	1,126
Compass Minerals International, Inc.	900	52,794
Freeport-McMoRan Copper & Gold, Inc.	2,600	63,544
United States Steel Corp.	2,540	94,488
Worthington Industries, Inc.	2,575	28,376

		240,328

Multi-Utility 0.6%
Alliant Energy Corp.	75	2,189
CMS Energy Corp.	15,000	151,500
Consolidated Edison, Inc.	3,000	116,790
Dominion Resources, Inc.	5,050	180,992
NorthWestern Corp.	1,950	45,766
PNM Resources, Inc.	325	3,276
Public Service Enterprise Group, Inc.	2,200	64,174
TECO Energy, Inc.	2,425	29,949

		594,636

Multiline Retail 0.2%
Big Lots, Inc.	4,650	67,379
Dollar Tree, Inc.	700	29,260
Family Dollar Stores, Inc.	2,700	70,389
Kohl’s Corp.*	900	32,580

18 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Multiline Retail (continued)

Target Corp.	700	$24,171

		223,779

Natural Gas Utility 0.1%
Nicor, Inc.	1,625	56,453
ONEOK, Inc.	150	4,368

		60,821

Oil, Gas & Consumable Fuels 4.8%
Apache Corp.	600	44,718
APCO Argentina, Inc.	125	3,329
Brigham Exploration Co.	575	1,840
Chevron Corp.	9,230	682,743
Clayton Williams Energy, Inc.	75	3,408
Concho Resources, Inc.	2,100	47,922
ConocoPhillips	9,750	505,050
Denbury Resources, Inc.	1,000	10,920
Devon Energy Corp.	3,000	197,130
Encore Acquisition Co.	800	20,416
Endeavour International Corp.	4,325	2,163
Energy Partners Ltd.	4,350	5,873
Exxon Mobil Corp.	32,380	2,584,895
Frontier Oil Corp.	975	12,314
Hess Corp.	2,100	112,644
Marathon Oil Corp.	5,100	139,536
Mariner Energy, Inc.	809	8,252
Meridian Resource Corp.	8,125	4,631
Occidental Petroleum Corp.	8,650	518,913
PrimeEnergy Corp.	50	2,598
Range Resources Corp.	100	3,439
Rosetta Resources, Inc.	500	3,540
Stone Energy Corp.	1,575	17,356
Swift Energy Co.	600	10,086
Tesoro Corp.	275	3,622
Toreador Resources Corp.	400	2,196
VAALCO Energy, Inc.	5,300	39,432
Valero Energy Corp.	1,300	28,132
W&T Offshore, Inc.	175	2,506
Walter Industries, Inc.	650	11,381
Westmoreland Coal Co.	275	3,053

		5,034,038

Paper & Forest Products 0.0%
Buckeye Technologies, Inc.	2,625	9,555
Weyerhaeuser Co.	100	3,061

		12,616

Personal Products 0.2%
Avon Products, Inc.	2,000	48,060
Estee Lauder Cos., Inc. (The), Class A	2,500	77,400
Herbalife Ltd.	1,025	22,222
NBTY, Inc.	625	9,781
Prestige Brands Holdings, Inc.	1,800	18,990

		176,453

Pharmaceuticals 3.7%
Abbott Laboratories	11,700	624,429
Bristol-Myers Squibb Co.	14,600	339,450
Cypress Bioscience, Inc.	700	4,788
Eli Lilly & Co.	7,900	318,133
Forest Laboratories, Inc.	1,728	44,012
Johnson & Johnson	11,500	688,045
King Pharmaceuticals, Inc.	4,200	44,604
Merck & Co., Inc.	17,800	541,120
Perrigo Co.	500	16,155
Pfizer, Inc.	37,190	658,635
Schering-Plough Corp.	11,600	197,548
ULURU, Inc.*	1,650	462
ViroPharma, Inc.	3,225	41,990
Watson Pharmaceuticals, Inc.	2,750	73,067
Wyeth	5,900	221,309
XenoPort, Inc.	425	10,659

		3,824,406

Professional Services 0.1%
Administaff, Inc.	425	9,197
COMSYS IT Partners, Inc.	550	1,232
Kforce, Inc.	825	6,336
Watson Wyatt Worldwide, Inc., Class A	1,100	52,602

		69,367

Real Estate Investment Trusts 0.6%
Annaly Capital Management, Inc.	2,600	41,262
Anthracite Capital, Inc.	3,400	7,582
Anworth Mortgage Asset Corp.	1,300	8,359
Camden Property Trust	1,000	31,340
DCT Industrial Trust, Inc.	2,400	12,144
Digital Realty Trust, Inc.	1,100	36,135
Home Properties, Inc.	400	16,240
Hospitality Properties Trust	1,225	18,216
Kimco Realty Corp.	400	7,312
Lexington Realty Trust	3,325	16,625
Liberty Property Trust	100	2,283
LTC Properties, Inc.	2,125	43,095
MFA Financial, Inc.	5,250	30,922
Mid-America Apartment Communities, Inc.	100	3,716
Pennsylvania Real Estate Investment Trust	525	3,911
ProLogis	3,560	49,448
PS Business Parks, Inc.	525	23,446
Ramco-Gershenson Properties Trust	2,550	15,759

2008 Annual Report 19

Statement of Investments (Continued)
December 31, 2008

JPMorgan NVIT Balanced Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Real Estate Investment Trusts (continued)

Senior Housing Properties Trust	5,100	$91,392
Simon Property Group, Inc.	700	37,191
Strategic Hotels & Resorts, Inc.	1,425	2,394
Sunstone Hotel Investors, Inc.	3,250	20,118
Taubman Centers, Inc.	275	7,002
Ventas, Inc.	3,200	107,424

		633,316

Road & Rail 0.8%
Con-way, Inc.	475	12,635
CSX Corp.	9,100	295,477
Norfolk Southern Corp.	8,900	418,745
Union Pacific Corp.	1,200	57,360
YRC Worldwide, Inc.	825	2,368

		786,585

Semiconductors & Semiconductor Equipment 0.8%
Altera Corp.	1,800	30,078
Amkor Technology, Inc.	875	1,908
Atheros Communications, Inc.	1,700	24,327
Atmel Corp.	675	2,113
Broadcom Corp., Class A	4,950	84,001
Brooks Automation, Inc.	600	3,486
Cirrus Logic, Inc.	5,850	15,678
Cymer, Inc.	925	20,267
Integrated Device Technology, Inc.	4,425	24,824
Intel Corp.	3,500	51,310
KLA-Tencor Corp.	3,600	78,444
Lam Research Corp.	6,000	127,680
LSI Corp.	11,700	38,493
Micrel, Inc.	3,425	25,037
National Semiconductor Corp.	1,800	18,126
Novellus Systems, Inc.	175	2,159
ON Semiconductor Corp.	4,450	15,130
Semtech Corp.	525	5,917
Silicon Image, Inc.	900	3,780
Silicon Storage Technology, Inc.	3,200	7,328
Texas Instruments, Inc.	300	4,656
Ultratech, Inc.	575	6,877
Xilinx, Inc.	11,200	199,584
Zoran Corp.	475	3,244

		794,447

Software 1.9%
Adobe Systems, Inc.*	3,400	72,386
Aspen Technology, Inc.	6,350	47,117
BMC Software, Inc.	1,990	53,551
C.A., Inc.	7,150	132,490
Compuware Corp.	300	2,025
EPIQ Systems, Inc.	3,075	51,383
Fair Isaac Corp.	150	2,529
JDA Software Group, Inc.	325	4,267
Macrovision Solutions Corp.	56	708
Magma Design Automation, Inc.	250	255
Microsoft Corp.	38,600	750,384
MicroStrategy, Inc., Class A	600	22,278
Net 1 UEPS Technologies, Inc.	3,575	48,978
Oracle Corp.*	23,485	416,389
Pegasystems, Inc.	525	6,489
SPSS, Inc.	175	4,718
Sybase, Inc.	3,771	93,408
Symantec Corp.*	12,650	171,028
Synopsys, Inc.	2,550	47,226
TIBCO Software, Inc.	375	1,946
Wind River Systems, Inc.	600	5,418

		1,934,973

Specialty Retail 0.8%
Abercrombie & Fitch Co., Class A	200	4,614
Advance Auto Parts, Inc.	5,150	173,297
Aeropostale, Inc.	1,750	28,175
AutoZone, Inc.	400	55,788
Barnes & Noble, Inc.	300	4,500
Build-A-Bear Workshop, Inc.	1,750	8,505
Cache, Inc.	2,350	4,747
Collective Brands, Inc.	1,450	16,994
Finish Line (The), Class A	4,525	25,340
Gap, Inc. (The)	9,150	122,519
Home Depot, Inc.	3,600	82,872
Lowe’s Cos., Inc.	3,400	73,168
Midas, Inc.	2,275	23,865
Ross Stores, Inc.	1,600	47,568
Staples, Inc.	6,200	111,104
TJX Cos., Inc.	2,800	57,596
Urban Outfitters, Inc.*	2,100	31,458

		872,110

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	1,600	33,232
Nike, Inc., Class B	3,600	183,600
Polo Ralph Lauren Corp.	800	36,328
Timberland Co., Class A	400	4,620
V.F. Corp.	2,800	153,356

		411,136

Thrifts & Mortgage Finance 0.2%
Hudson City Bancorp, Inc.	6,950	110,922
New York Community Bancorp, Inc.	5,100	60,996
Ocwen Financial Corp.	500	4,590

		176,508

Tobacco 0.6%
Alliance One International, Inc.	8,325	24,476

20 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Tobacco (continued)

Altria Group, Inc.	22,770	$342,916
Lorillard, Inc.	2,950	166,232
Philip Morris International, Inc.	900	39,159
Reynolds American, Inc.	730	29,426

		602,209

Trading Companies & Distributors 0.1%
Fastenal Co.	200	6,970
GATX Corp.	600	18,582
WESCO International, Inc.	1,825	35,095

		60,647

Wireless Telecommunication Services 0.2%
Centennial Communications Corp.	3,425	27,605
Crown Castle International Corp.*	4,000	70,320
SBA Communications Corp., Class A*	1,400	22,848
Sprint Nextel Corp.	22,200	40,626
USA Mobility, Inc.	575	6,653

		168,052

		47,933,337

Total Common Stocks (cost $76,958,169)		57,070,797

Preferred Stocks 0.1%

GERMANY 0.1% (a)
Multi-Utility 0.1%
RWE AG	690	52,437

UNITED STATES 0.0% (c)
Financial Institutions 0.0%
Preferred Blocker, Inc.	3	1,449

Total Preferred Stocks (cost $83,695)		53,886

Corporate Bonds 8.4%

	Principal Amount	Market Value

Air Freight & Logistics 0.1%
United Parcel Service, Inc., 6.20%, 01/15/38	$90,000	99,221

Auto Components 0.0% (c)
Tenneco, Inc., 8.13%, 11/15/15	$30,000	13,800
TRW Automotive, Inc., 7.25%, 03/15/17	5,000	2,550

		16,350

Automobiles 0.0%
Terex Corp., 8.00%, 11/15/17	35,000	29,750

Banks 0.5%
Bank of America Corp., 5.65%, 05/01/18	170,000	171,009
Citigroup, Inc., 5.50%, 04/11/13	165,000	160,658
Morgan Stanley, 6.63%, 04/01/18	230,000	201,776

		533,443

Beverages 0.2%
Coca-Cola Enterprises, 7.38%, 03/03/14	140,000	153,735
Constellation Brands, Inc., 7.25%, 09/01/16	35,000	33,075
Dr Pepper Snapple Group, Inc., 6.82%, 05/01/18 (c)	55,000	54,249

		241,059

Capital Markets 0.1%
Goldman Sachs Group, Inc. (The), 5.95%, 01/18/18	65,000	61,631
Merrill Lynch & Co., Inc., 6.05%, 08/15/12	80,000	78,926

		140,557

Chemicals 0.1%
Huntsman LLC, 11.50%, 07/15/12	30,000	24,000
Nalco Co.
7.75%, 11/15/11	15,000	14,400
8.88%, 11/15/13	10,000	8,450
PolyOne Corp., 8.88%, 05/01/12	40,000	20,600

		67,450

Commercial Banks 0.7%
Bank of Scotland PLC, 5.25%, 02/21/17 (c)	275,000	267,570

Citigroup, Inc.
6.00%, 08/15/17	115,000	114,472
6.13%, 11/21/17	5,000	5,053
HBOS PLC, 6.66%, 12/31/49 (c)	100,000	38,780

2008 Annual Report 21

Statement of Investments (Continued)
December 31, 2008

JPMorgan NVIT Balanced Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Commercial Banks (continued)

Royal Bank of Scotland Group PLC, 7.64%, 03/31/49 (d)	$100,000	$39,828
Standard Chartered PLC, 6.41%, 12/01/47 (c)	200,000	73,673
Woori Bank, 5.75%, 03/13/14 (c)	160,000	158,518

		697,894

Commercial Services & Supplies 0.1%
ACCO Brands Corp., 7.63%, 08/15/15	35,000	18,200
Allied Waste North America, Inc., 7.38%, 04/15/14	10,000	9,450
Corrections Corp. of America, 6.25%, 03/15/13	10,000	9,300
Iron Mountain, Inc., 6.63%, 01/01/16	45,000	36,562
Jostens Holding Corp., 10.25%, 12/01/13	5,000	3,700
Service Corp. International, 7.38%, 10/01/14	30,000	25,500
Visant Corp., 7.63%, 10/01/12	15,000	12,300
Visant Holding Corp., 8.75%, 12/01/13	15,000	11,175

		126,187

Computers & Peripherals 0.2%
Hewlett-Packard Co., 4.50%, 03/01/13	130,000	131,961
IBM Corp., 7.63%, 10/15/18	100,000	119,919

		251,880

Consumer Goods 0.0%
Jarden Corp., 7.50%, 05/01/17	25,000	17,062

Containers & Packaging 0.0%
Owens Brockway Glass Container, Inc., 8.25%, 05/15/13	10,000	9,850
Smurfit-Stone Container Enterprises, Inc., 8.38%, 07/01/12	20,000	3,300

		13,150

Diversified Consumer Services 0.0%
Stewart Enterprises, Inc., 6.25%, 02/15/13	15,000	11,625

Diversified Financial Services 0.1%
GMAC LLC, 6.88%, 08/28/12 (c)	$15,000	11,514
Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37	105,000	85,246

		96,760

Diversified Minerals 0.1%
Rio Tinto Ltd., 5.88%, 07/15/13	185,000	147,355

Electric Power 0.1%
Ohio Power Co., 6.00%, 06/01/16	80,000	76,543
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (c)	15,000	10,650

		87,193

Electric Utilities 0.3%
NRG Energy, Inc., 7.38%, 02/01/16	25,000	23,250
PacifiCorp, 5.65%, 07/15/18	150,000	152,762
Virginia Electric and Power Co., 6.35%, 11/30/37	90,000	91,347

		267,359

Electronic Equipment & Instruments 0.0%
L-3 Communications Corp., 5.88%, 01/15/15	15,000	13,500
Sensata Technologies BV, 8.00%, 05/01/14	30,000	13,500

		27,000

Food & Staples Retailing 0.2%
Kroger Co. (The)
6.40%, 08/15/17	85,000	85,720
6.15%, 01/15/20	95,000	93,729

		179,449

Food Processors 0.2%
Kraft Foods, Inc., 6.00%, 02/11/13	175,000	177,840

Food Products 0.0%
Del Monte Corp., 6.75%, 02/15/15	15,000	12,900

Health Care Providers & Services 0.1%
Biomet, Inc., 10.38%, 10/15/17	30,000	23,700
Community Health Systems, Inc., 8.88%, 07/15/15	30,000	27,600
Cooper Cos., Inc. (The), 7.13%, 02/15/15	25,000	21,000

		72,300

22 Annual Report 2008

Corporate Bonds (continued)
	Principal Amount	Market Value

Healthcare 0.0%
HCA, Inc., 9.63%, 11/15/16	$55,000	$42,900

Hotels, Restaurants & Leisure 0.2%
Host Hotels & Resorts LP, 7.13%, 11/01/13	20,000	16,100
McDonald’s Corp., 6.30%, 10/15/37	100,000	109,785
MGM Mirage, 6.75%, 04/01/13	10,000	6,700
MGM Mirage, Inc.
5.88%, 02/27/14	30,000	19,200
7.50%, 06/01/16	5,000	3,169
Steinway Musical Instruments, 7.00%, 03/01/14 (c)	10,000	6,950

		161,904

Household Durables 0.0%
Sealy Mattress Co., 8.25%, 06/15/14	45,000	26,550

Industrial Conglomerates 0.3%
General Electric Co., 5.25%, 12/06/17	260,000	259,206
Georgia-Pacific LLC
7.00%, 01/15/15 (c)	15,000	12,750
7.70%, 06/15/15	15,000	11,400
Goodyear Tire & Rubber Co. (The), 9.00%, 07/01/15	5,000	4,025

		287,381

Information Technology Services 0.1%
Oracle Corp., 6.50%, 04/15/38	50,000	55,048

Insurance 0.2%
Liberty Mutual Group, Inc., 7.50%, 08/15/36 (c)	105,000	63,936
Lincoln National Corp., 7.00%, 05/17/66	210,000	88,200
Reinsurance Group of America, Inc., 6.75%, 12/15/65	105,000	39,687

		191,823

Lodging 0.0%
Host Hotels & Resorts LP, 6.38%, 03/15/15	10,000	7,450

Machinery 0.0%
Baldor Electric Co., 8.63%, 02/15/17	10,000	7,450

Media 0.5%
Charter Communications Operating LLC, 8.00%, 04/30/12 (c)	$20,000	16,400
Comcast Corp., 6.95%, 08/15/37	80,000	84,244
Dex Media West LLC, 9.88%, 08/15/13	30,000	7,125
DIRECTV Holdings LLC, 6.38%, 06/15/15	30,000	27,675
Echostar DBS Corp., 7.13%, 02/01/16	50,000	41,750
Quebecor Media, Inc., 7.75%, 03/15/16	15,000	10,125
Time Warner Cable, Inc.
6.55%, 05/01/37 (c)	50,000	47,907
7.30%, 07/01/38	85,000	88,304
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	40,000	40,365
Time Warner, Inc., 5.88%, 11/15/16 (c)	125,000	112,061

		475,956

Metals & Mining 0.0%
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 04/01/15	30,000	25,500

Multiline Retail 0.2%
Wal-Mart Stores, Inc., 5.38%, 04/05/17	150,000	160,461

Natural Gas Utility 0.1%
ONEOK Partners LP, 5.90%, 04/01/12	115,000	108,225

Oil, Gas & Consumable Fuels 0.7%
Anadarko Petroleum Corp., 6.45%, 09/15/36	70,000	55,218
Chesapeake Energy Corp.
7.00%, 08/15/14	10,000	8,300
6.50%, 08/15/17	20,000	15,300
Denbury Resources, Inc., 7.50%, 04/01/13	35,000	26,600
Enterprise Products Operating LP, 6.30%, 09/15/17	140,000	118,492
Forest Oil Corp., 7.25%, 06/15/19	35,000	25,550
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	25,000	19,088
Newfield Exploration Co., 6.63%, 04/15/16	45,000	35,775

2008 Annual Report 23

Statement of Investments (Continued)
December 31, 2008

JPMorgan NVIT Balanced Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)

Transocean, Inc., 5.25%, 03/15/13	$300,000	$278,639
Valero Energy Corp., 6.63%, 06/15/37	70,000	51,485
XTO Energy, Inc.
5.75%, 12/15/13	65,000	63,098
6.38%, 06/15/38	85,000	74,790

		772,335

Other Financial 2.1%
Allstate Life Global Funding Trust, 5.38%, 04/30/13	150,000	147,660
Arch Western Finance LLC, 6.75%, 07/01/13	30,000	26,100
Berkshire Hathaway Finance Corp., 4.50%, 01/15/13 (c)	305,000	304,701
Caterpillar Financial Services Corp., 5.45%, 04/15/18	125,000	117,036
Ford Motor Credit Co. LLC, 7.80%, 06/01/12	15,000	10,524
General Electric Capital Corp.
5.25%, 10/19/12	220,000	221,586
6.15%, 08/07/37	80,000	80,209
Goldman Sachs Capital II, 5.79%, 12/29/49	150,000	57,663
Hanesbrands, Inc., 5.70%, 12/15/14 (d)	35,000	24,675
Hawker Beechcraft Acquisition Co. LLC, 8.88%, 04/01/15	20,000	6,800
IBM International Group Capital LLC, 5.05%, 10/22/12	100,000	104,343
John Deere Capital Corp., Series D, 5.35%, 04/03/18	100,000	93,691
Lehman Brothers Holdings Capital Trust V, 5.86%, 11/29/49(e)	175,000	18
MetLife Global Funding I, 5.13%, 04/10/13 (c)	200,000	186,352
Mirant North America LLC, 7.38%, 12/31/13	25,000	24,000
NGPL PipeCo LLC, 7.12%, 12/15/17 (c)	75,000	67,515
Principal Life, Income Funding Trusts, 5.30%, 04/24/13	125,000	117,091
QBE Capital Funding II LP, 6.80%, 12/31/49 (c)	100,000	56,502
Sally Holdings LLC, 9.25%, 11/15/14	$10,000	8,600
Shinsei Finance II, 7.16%, 07/25/16 (c) (d)	225,000	46,406
Spectra Energy Corp., 7.50%, 09/15/38	70,000	59,714
Stingray Pass-Through Trust, 5.90%, 01/12/15 (c)	180,000	20,250
Swiss Re Capital I LP, 6.85%, 05/25/49 (c)	300,000	95,416
Telecom Italia Capital SA, 7.72%, 06/04/38	35,000	28,744
Telefonica Emisiones SAU, 5.86%, 02/04/13	260,000	252,733

		2,158,329

Pipelines 0.0%
Sonat, Inc., 7.63%, 07/15/11	25,000	22,793

Real Estate Management & Development 0.0%
Beazer Homes USA, Inc., 6.88%, 07/15/15	11,000	3,740

Special Purpose Entity 0.1%
IIRSA Norte Finance Ltd., 8.75%, 05/30/24	100,000	74,500

Specialty Retail 0.1%
CVS Pass-Through Trust, 6.04%, 12/10/28 (c)	119,212	72,508
Neiman-Marcus Group, Inc. (The), 9.00%, 10/15/15	25,000	11,000
Wal-Mart Stores, Inc., 5.25%, 09/01/35	60,000	59,740

		143,248

Telecommunications 0.4%
AT&T, Inc., 6.30%, 01/15/38	165,000	174,423
Cricket Communications, Inc., 9.38%, 11/01/14	15,000	13,500
Qwest Communications International, Inc., 5.65%, 02/15/09 (d)	7,000	6,965
Qwest Corp., 3,248.25%, 03/15/12	20,000	18,500
Rogers Communications, Inc., 6.80%, 08/15/18	75,000	75,783
Verizon Communications, Inc., 6.40%, 02/15/38	140,000	148,918

		438,089

24 Annual Report 2008

Corporate Bonds (continued)
	Principal Amount	Market Value

Tobacco 0.2%
Altria Group, Inc., 9.70%, 11/10/18	$100,000	$108,083
Philip Morris International, Inc., 6.38%, 05/16/38	55,000	57,204

		165,287

Transportation 0.0%
Hertz Corp. (The), 8.88%, 01/01/14	5,000	3,075

Wireless Telecommunication Services 0.1%
Rogers Wireless, Inc., 6.38%, 03/01/14	115,000	109,319

Total Corporate Bonds (cost $10,675,557)		8,755,147

Asset-Backed Securities 1.6%

Capital One Multi-Asset Execution Trust, Series 2007-A9, Class A9, 4.95%, 08/15/12 (c)	995,000	971,859
Ford Credit Auto Owner Trust, Series 06-B, Class A3, 5.26%, 10/15/10	450,008	446,196
PSE&G Transition Funding LLC, Series 01-1, Class A6, 6.61%, 06/15/15	240,000	244,826
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 1.65%, 07/25/33 (d)	28,979	12,550

Total Asset-Backed Securities (cost $1,737,423)		1,675,431

Collateralized Mortgage Obligations 2.6%

Countrywide Home Loans, Series 06-10, Class 1A10, 5.85%, 05/25/36	126,210	106,018
Fannie Mae REMICS
6.50%, 09/25/33	246,084	251,978
6.50%, 10/25/33	209,490	213,731
6.50%, 10/25/33	209,490	213,731
6.50%, 12/25/33	218,035	222,671
6.50%, 12/25/33	199,284	203,742
6.50%, 01/25/34	199,942	204,215
First Horizon Alternative Mortgage Securities, Series 2006-FA4, Class 1A1, 6.00%, 08/25/36	346,345	208,823
Freddie Mac REMICS
5.00%, 11/15/28	$374,619	381,756
6.50%, 05/15/35	182,869	190,730
5.50%, 07/15/37	600,000	570,916
Total Collateralized Mortgage Obligations (cost $2,874,705)		2,768,311

Commercial Mortgage Backed Securities 3.0%
Bear Stearns Commercial Mortgage Securities
Series 05-PWR7, Class A3, 5.12%, 02/11/41	380,000	305,693
Series 04-PWR6, Class A4, 4.52%, 11/11/41	260,000	241,107
CS First Boston Mortgage Securities Corp.
Series 03-29, Class 7A1, 6.50%, 12/25/33	73,595	63,177
Series 01-CK1, Class A3, 6.38%, 12/18/35	238,472	233,727
Series 03-C4, Class A4, 5.14%, 08/15/36	480,000	426,913
Greenwich Capital Commercial Funding Corp.
Series 04-GG1, Class A3, 4.34%, 06/10/36	362,032	359,358
Series 05-GG3, Class A4, 4.80%, 08/10/42	285,000	242,678
LB-UBS Commercial Mortgage Trust
Series 05-C1, Class A4, 4.74%, 02/15/30	485,000	398,073
Series 06-C4, Class A4, 6.08%, 06/15/38 (d)	190,000	156,297
Morgan Stanley Capital I
Series 03-HQ2, Class A2, 4.92%, 03/12/35	250,000	222,399
Series 04-HQ3, Class A2, 4.05%, 01/13/41	231,193	219,791
Series 05, Class IQ9, 4.70%, 07/15/56	265,000	216,564

Total Commercial Mortgage Backed Securities (cost $3,547,115)		3,085,777

Sovereign Bonds 0.4%

Brazilian Government International Bond, 8.00%, 01/15/18	154,000	172,480
Republic of Argentina Government Bond, 3.00%, 04/30/13 (d)	180,000	61,200

2008 Annual Report 25

Statement of Investments (Continued)
December 31, 2008

JPMorgan NVIT Balanced Fund (Continued)

Sovereign Bonds (continued)
	Principal Amount	Market Value

Ukraine Government International Bond
6.88%, 03/04/11	$170,000	$88,400
6.58%, 11/21/16	210,000	78,968
6.58%, 11/21/16 (c)	100,000	37,000

Total Sovereign Bonds (Cost $781,577)		438,048

U.S. Government Mortgage Backed Agencies 16.7%
Fannie Mae Pool
Pool #928959, 5.50%, 12/01/22	68,211	70,370
Pool #960441, 5.50%, 12/01/22	84,273	86,941
Pool #981359, 4.50%, 04/01/23	94,160	96,380
Pool #962871, 4.50%, 05/01/23	178,419	182,625
Pool #257315, 5.50%, 08/01/23	79,330	81,833
Pool #976244, 5.50%, 08/01/23	91,568	94,457
Pool #787555, 6.50%, 02/01/35	264,444	275,022
Pool #888016, 5.50%, 05/01/36	742,459	761,980
Pool #747271, 6.50%, 08/01/36	40,438	42,049
Pool #908854, 6.50%, 12/01/36	41,169	42,810
Pool #906474, 6.00%, 01/01/37	1,692,942	1,744,595
Pool #888890, 6.50%, 10/01/37	32,598	33,897
Pool #889072, 6.50%, 12/01/37	617,595	642,168
Federal Home Loan Mortgage Corp.
5.13%, 10/18/16	205,000	232,636
4.88%, 06/13/18	835,000	959,657
Federal Home Loan Mortgage Corp. TBA, 5.50%, 01/15/38	500,000	511,719
Federal National Mortgage Association
6.25%, 02/01/11	1,150,000	1,218,590
4.63%, 05/01/13	640,000	663,046
3.88%, 07/12/13	110,000	116,732
4.13%, 04/15/14	60,000	64,797
4.88%, 12/15/16	240,000	268,175
6.00%, 01/01/18	245,000	254,034
5.50%, 01/01/20	180,000	185,344
Federal National Mortgage Association TBA
4.50%, 01/01/19	900,000	919,688
5.00%, 01/15/22	$565,000	579,831
6.50%, 01/01/35	640,000	664,600
4.50%, 01/15/38	300,000	304,031
6.00%, 01/15/38	350,000	360,281
Freddie Mac Gold Pool
Pool #A29796, 6.00%, 02/01/35	131,597	135,735
Pool #G03069, 5.50%, 12/01/36	2,086,171	2,137,762
Pool #G03269, 5.50%, 10/01/37	393,013	402,710
Pool #G04222, 5.50%, 04/01/38	47,235	48,401
Freddie Mac Non Gold Pool
Pool #1B3166, 5.85%, 11/01/36	486,640	497,899
Pool #1G1999, 5.42%, 06/01/37	28,541	29,133
Pool #1J1749, 5.57%, 06/01/37	278,387	284,599
Pool #1J0453, 5.60%, 06/01/37	32,813	33,576
Pool #1G2061, 5.45%, 07/01/37	52,003	53,160
Government National Mortgage Association TBA
5.00%, 01/01/35	700,000	717,500
5.50%, 01/15/37	990,000	1,019,391
6.00%, 01/15/37	535,000	551,886

Total U.S. Government Mortgage Backed Agencies (cost $16,785,784)		17,370,040

U.S. Government Sponsored & Agency Obligations 13.7%
Federal Home Loan Bank (f)
0.03%, 01/09/09	1,000,000	1,000,000
0.12%, 01/23/09	7,000,000	7,000,105
Federal Home Loan Mortgage Corp.
5.00%, 07/15/14	55,000	61,962
6.75%, 03/15/31	375,000	549,914
Federal National Mortgage Association
0.05%, 01/27/09 (f)	750,000	750,000
6.63%, 11/15/30	30,000	43,314
U.S. Treasury Bills 01/08/09 (f)	750,000	749,999

26 Annual Report 2008

U.S. Government Sponsored & Agency Obligations 13.7% (continued)
	Shares or Principal Amount	Market Value

U.S. Treasury Bond
8.88%, 02/15/19 (g)	200,000	$307,469
4.38%, 02/15/38	190,000	254,481
U.S. Treasury Inflation Protected Security, 1.38%, 07/15/18	130,000	122,107
U.S. Treasury Notes
3.25%, 01/15/09 (g)	1,960,000	1,961,915
4.88%, 06/30/09 (g)	30,000	30,683
3.13%, 11/30/09 (g)	45,000	46,116
3.25%, 12/31/09 (g)	200,000	205,711
2.75%, 10/31/13	170,000	180,731
2.00%, 11/30/13	25,000	25,649
3.50%, 02/15/18	25,000	27,672
3.75%, 11/15/18	900,000	1,018,827

Total U.S. Government Sponsored & Agency Obligations (cost $14,031,900)		14,336,655

Mutual Fund 3.4%(h)

AIM Liquid Assets Portfolio, 1.56%	3,521,699	3,521,699

Total Mutual Fund (cost $3,521,699)		3,521,699

Yankee Dollars 0.2%

UNITED STATES 0.2%
Nexen, Inc., 6.40%, 05/15/37	110,000	86,073
Suncor Energy, Inc., 6.85%, 06/01/39	70,000	55,691
Veolia Environnement, 6.00%, 06/01/18	50,000	44,320

Total Yankee Dollars (cost $238,160)		186,084

Total Investments (cost $131,235,784) (i) — 104.8%		109,261,874

Liabilities in excess of other assets — (4.8)%		(5,015,146)

NET ASSETS — 100.0%		$104,246,728

*	Denotes a non-income producing security.
(a) Fair Valued Security.
(b) Illiquid security.
(c) Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
(d) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2008. The maturity date represents the actual maturity date.
(e) Security in default.
(f) The rate reflected in the Statement of Investments is the discount rate at the time of purchase.
(g) All or a part of the security was pledged as collateral for futures contracts as of December 31, 2008.
(h) The rate reflects the seven day yield.
(i) See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AB	Stock Company

AE	Limited company

AG	Stock Corporation

ARM	Adjustable Rate Mortgage

AS	Stock Corporation

ASA	Stock Corporation

CVA	Limited partnership with shares

LLC	Limited Liability Co.

LP	Limited Partnership

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Co.

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SC	Partnership with full liability

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SpA	Limited share company
TBA	To Be Announced.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 27

Statement of Investments (Continued)
December 31, 2008

JPMorgan NVIT Balanced Fund (Continued)

At December 31, 2008, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation/
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

11	CAC40 10 EURO	01/19/09	492,453	4,592
31	EURO-BOBL	03/11/09	5,007,102	77,701
25	DJ EURO STOXX 50	03/20/09	851,309	12,142
3	JAPANESE 10-YEAR BOND FUTURE	03/11/09	4,638,199	26,121
10	FTSE 100 INDEX	03/20/09	631,019	20,008
8	TOPIX INDEX FUTURE	03/30/09	760,896	44,414
54	S&P 500 E-mini	03/20/09	2,430,270	20,628
3	U.S. TREASURY 5YR NOTE	03/31/09	357,150	2,898
21	RUSSELL 2000 Mini	03/20/09	1,045,590	66,889
16	U.S. TREASURY 2-YEAR NOTE	03/31/09	3,489,000	15,549
9	U.S. LONG BOND	03/20/09	1,242,422	111,147

			$20,945,410	$402,089

			Notional Value	Unrealized
Number of			Covered by	Appreciation/
Contracts	Short Contracts	Expiration	Contracts	(Depreciation)

10	EURO BOND	03/11/09	(1,735,142)	(45,239)
5	HANG SENG INDEX	01/31/09	(464,677)	2,456
1	U.S. TREASURY 10-YEAR 6% SWAP	03/16/09	(129,469)	(3,753)
2	U.S. TREASURY 10-YEAR NOTE	03/20/09	(251,500)	2,213

			$(2,580,788)	$(44,323)

At December 31, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Net Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Australian Dollar	02/10/09	$231,929	$159,304	$160,907	1,603
British Sterling Pound	02/10/09	24,173	38,216	34,704	(3,512)
Euro	02/10/09	120,647	153,683	167,392	13,709
Norwegian Krone	02/10/09	310,803	44,195	44,296	101
Swedish Krone	02/10/09	480,145	61,937	60,713	(1,224)
Swiss Franc	02/10/09	30,253	25,897	28,451	2,554

Total Long Contracts			$483,232	$496,463	$13,231

		Currency			Net Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	02/10/09	$(80,879)	$(52,456)	$(56,112)	(3,656)
British Sterling Pound	02/10/09	(49,816)	(73,959)	(71,520)	2,439
Euro	02/10/09	(20,909)	(26,645)	(29,010)	(2,365)
Japanese Yen	02/10/09	(5,498,058)	(57,728)	(60,722)	(2,994)
Norwegian Krone	02/10/09	(589,041)	(86,800)	(83,951)	2,849
Singapore Dollar	02/10/09	(73,337)	(49,869)	(50,863)	(994)
Swedish Krone	02/10/09	(568,552)	(70,220)	(71,892)	(1,672)

Total Short Contracts			$(417,677)	$(424,070)	$(6,393)

The accompanying notes are an integral part of these financial statements.

28 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

	JPMorgan NVIT
	Balanced Fund

Assets:
Investments, at value (cost $131,235,784)	$109,261,874
Cash	63,661
Deposits with broker for futures	37,000
Foreign currencies, at value (cost $671,191)	696,616
Interest and dividends receivable	397,618
Receivable for capital shares issued	2,944
Receivable for investments sold	301,976
Unrealized appreciation on forward foreign currency contracts	23,255
Reclaims receivable	15,769
Receivable for variation margin on futures contracts	57,122
Prepaid expenses and other assets	489

Total Assets	110,858,324

Liabilities:
Payable for investments purchased	6,198,314
Unrealized depreciation on forward foreign currency contracts	16,417
Payable for capital shares redeemed	272,182
Accrued expenses and other payables:
Investment advisory fees	64,561
Fund administration fees	4,313
Administrative services fees	13,899
Custodian fees	1,867
Trustee fees	1,013
Compliance program costs (Note 3)	2,068
Professional fees	8,676
Printing fees	12,836
Other	15,450

Total Liabilities	6,611,596

Net Assets	$104,246,728

Represented by:
Capital	$140,924,065
Accumulated undistributed net investment income	119,637
Accumulated net realized losses from investment transactions, futures, options and foreign currency transactions	(15,212,970)
Net unrealized appreciation/(depreciation) from investments	(21,973,910)
Net unrealized appreciation/(depreciation) from futures	357,766
Net unrealized appreciation/(depreciation) from foreign currency contracts	6,838
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	25,302

Net Assets	$104,246,728

Net Assets:
Class I Shares	$72,967,819
Class IV Shares	31,278,909

Total	$104,246,728

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	10,393,176
Class IV Shares	4,454,979

Total	14,848,155

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.02	(a)
Class IV Shares	$7.02	(a)

(a)	NAV shown differs from traded NAV at December 31, 2008 due to financial statement adjustments.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 29

Statement of Operations
For the Year Ended December 31, 2008

JPMorgan NVIT
Balanced Fund

INVESTMENT INCOME:
Interest income	$2,890,561
Dividend income	2,176,766
Foreign tax withholding	(42,671)

Total Income	5,024,656

EXPENSES:
Investment advisory fees	1,049,315
Fund administration fees	65,948
Administrative services fees Class I Shares	118,340
Administrative services fees Class IV Shares	57,002
Custodian fees	18,742
Trustee fees	3,911
Compliance program costs (Note 3)	2,290
Professional fees	20,698
Printing fees	79,286
Other	69,602

Total expenses before earnings credit	1,485,134
Earnings credit (Note 4)	(10,390)

Net Expenses	1,474,744

NET INVESTMENT INCOME	3,549,912

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(13,551,686)
Net realized losses from futures transactions	(1,281,488)
Net realized losses from option transactions	(38,746)
Net realized losses from currency contracts	(141,817)
Net realized gains from foreign currency transactions	500,742

Net realized losses from investments, futures, options and foreign currency transactions	(14,512,995)

Net change in unrealized appreciation/(depreciation) from investments	(29,452,095)
Net change in unrealized appreciation/(depreciation) from futures	136,073
Net change in unrealized appreciation(depreciation) from options	43,430
Net change in unrealized appreciation/(depreciation) from foreign currency contracts	5,396
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	39,759

Net change in unrealized appreciation/(depreciation) from investments, futures, options, foreign currency translations and foreign currency transactions	(29,227,437)

Net realized/unrealized losses from investments, futures, options, foreign currency translations and foreign currency transactions	(43,740,432)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(40,190,520)

The accompanying notes are an integral part of these financial statements.

30 Annual Report 2008

Statements of Changes in Net Assets

	JPMorgan NVIT Balanced Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$3,549,912	$4,229,065
Net realized gains (losses) from investment, futures, options and foreign currency transactions	(14,512,995)	15,824,264
Net change in unrealized appreciation/(depreciation) from investments, futures, options and translation of assets and liabilities denominated in foreign currencies	(29,227,437)	(10,808,265)

Change in net assets resulting from operations	(40,190,520)	9,245,064

Distributions to Shareholders From:
Net investment income:
Class I	(2,762,586)	(3,117,614)
Class IV	(1,090,280)	(1,049,170)
Net realized gains:
Class I	(11,063,932)	(3,971,841)
Class IV	(4,555,030)	(1,304,687)

Change in net assets from shareholder distributions	(19,471,828)	(9,443,312)

Change in net assets from capital transactions	(14,594,695)	(24,036,224)

Change in net assets	(74,257,043)	(24,234,472)

Net Assets:
Beginning of year	$178,503,771	$202,738,243

End of year	$104,246,728	$178,503,771

Accumulated undistributed net investment income at end of year	$119,637	$448,411

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,410,016	$7,584,177
Dividends reinvested	13,826,518	7,089,430
Cost of shares redeemed	(35,273,097)	(39,018,013)

Total Class I	(15,036,563)	(24,344,406)

Class IV Shares
Proceeds from shares issued	1,159,354	4,077,420
Dividends reinvested	5,645,310	2,353,849
Cost of shares redeemed	(6,362,796)	(6,123,087)

Total Class IV	441,868	308,182

Change in net assets from capital transactions	$(14,594,695)	$(24,036,224)

SHARE TRANSACTIONS:
Class I Shares
Issued	682,084	679,822
Reinvested	1,626,465	640,496
Redeemed	(3,827,141)	(3,492,081)

Total Class I Shares	(1,518,592)	(2,171,763)

Class IV Shares
Issued	126,196	364,000
Reinvested	665,722	212,685
Redeemed	(711,576)	(547,410)

Total Class IV Shares	80,342	29,275

Total change in shares	(1,438,250)	(2,142,488)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 31

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the years indicated)

JPMorgan NVIT Balanced Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Year	Income	Investments	Operations	Income	Gains	Distributions	of Year	Return	Year	Net Assets	Net Assets	Net Assets		Turnover (b)

Class I Shares
Year Ended December 31, 2008	$10.95	0.24	(2.80)	(2.56)	(0.26)	(1.11)	(1.37)	$7.02	(25.33%)	$72,967,819	1.03%	2.50%	1.03%	(c)	135.13%
Year Ended December 31, 2007	$11.00	0.25	0.25	0.50	(0.24)	(0.31)	(0.55)	$10.95	4.63%	$130,555,989	1.02%	2.19%	1.03%	(a)	268.79%
Year Ended December 31, 2006	$10.03	0.24	0.97	1.21	(0.24)	–	(0.24)	$11.00	12.25%	$154,930,846	1.01%	2.22%	1.01%	(c)	312.59%
Year Ended December 31, 2005	$9.98	0.20	0.05	0.25	(0.20)	–	(0.20)	$10.03	2.54%	$178,569,382	0.99%	1.97%	0.99%	(c)	328.26%
Year Ended December 31, 2004	$9.38	0.19	0.60	0.79	(0.19)	–	(0.19)	$9.98	8.49%	$189,231,675	0.98%	1.96%	0.98%	(c)	293.17%

Class IV Shares
Year Ended December 31, 2008	$10.95	0.24	(2.80)	(2.56)	(0.26)	(1.11)	(1.37)	$7.02	(25.35%)	$31,278,909	1.06%	2.47%	1.06%	(c)	135.13%
Year Ended December 31, 2007	$11.00	0.25	0.26	0.51	(0.25)	(0.31)	(0.56)	$10.95	4.65%	$47,947,782	1.00%	2.20%	1.01%	(a)	268.79%
Year Ended December 31, 2006	$10.03	0.24	0.98	1.22	(0.25)	–	(0.25)	$11.00	12.30%	$47,807,397	0.97%	2.26%	1.01%	(a)	312.59%
Year Ended December 31, 2005	$9.98	0.21	0.05	0.26	(0.21)	–	(0.21)	$10.03	2.62%	$47,802,984	0.91%	2.05%	0.99%	(a)	328.26%
Year Ended December 31, 2004	$9.38	0.19	0.60	0.79	(0.19)	–	(0.19)	$9.98	8.54%	$51,061,212	0.91%	2.02%	0.98%	(a)	293.17%

Amounts designated as “-” are zero or have been rounded to zero.

(a)	During the year, certain fees were waived. If such waivers had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	There were no fee waivers/reimbursements during the year.

The accompanying notes are an integral part of these financial statements.

32 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the JP Morgan NVIT Balanced Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 33

Notes to Financial Statements (Continued)
December 31, 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

34 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$52,495,455	$357,766	$56,764,970	$6,838	$1,449	$—	$109,261,874	$364,604

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments*

Balance as of 12/31/2007	$—	$—

Accrued Accretion/(Amortization)	—	—

Change in Unrealized Appreciation/(Depreciation)	—	—

Net Purchase/(Sales)	1,449	—

Transfers In/(Out) of Level 3	—	—

Balance as of 12/31/2008	$1,449	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

2008 Annual Report 35

Notes to Financial Statements (Continued)
December 31, 2008

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, is treated by the Fund as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a last quoted sale price, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

36 Annual Report 2008

When the Fund writes an option, it bears the market risk of an unfavorable change in the price of the security underlying the written option.

The following is a summary of written option activity for the year ended December 31, 2008, by the Fund (dollar amounts in thousands):

Written Options	Contracts	Premiums Received

Balance at beginning of year	122	$135

Options written	602	582

Options expired	(255)	(210)

Options terminated in closing purchase transactions	(469)	(507)

Options outstanding at end of year	0	$0

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

2008 Annual Report 37

Notes to Financial Statements (Continued)
December 31, 2008

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. JPMorgan Investment Management Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

Up to $100 million	0.75%

38 Annual Report 2008

Fee Schedule	Total Fees

$100 million or more	0.70%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $498,383 for the year ended December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2008, NFS received $223,834 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $2,290.

2008 Annual Report 39

Notes to Financial Statements (Continued)
December 31, 2008

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $341,095,775 and sales of $380,869,135.

For the year ended December 31, 2008, the Fund had purchases of $72,787,017 and sales of $29,687,759 of U.S. government securities.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

40 Annual Report 2008

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

On December 3, 2008, the Board of Trustees of the Trust unanimously approved a Plan of Reorganization and Liquidation between the JPMorgan NVIT Balanced Fund and the NVIT Investor Destinations Moderate Fund, each a series of the Trust, whereby, pending approval by the shareholders of JPMorgan NVIT Balanced Fund, the JPMorgan NVIT Balanced Fund would be merged into the NVIT Investor Destinations Moderate Fund.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a

2008 Annual Report 41

Notes to Financial Statements (Continued)
December 31, 2008

security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

10. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$7,220,276	$12,251,552	$19,471,828	$—	$19,471,828

2007	5,503,442	3,939,870	9,443,312	—	9,443,312

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$172,898	$—	$172,898	$—	$(12,557,153)	$(24,293,082)	$(36,677,337)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$133,721,460	$2,441,830	$(26,901,416)	$(24,459,586)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by U.S. Treasury regulations.

Amount	Expires

$6,091,177	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October losses in the amount of $6,465,976.

42 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JP Morgan NVIT Balanced Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 43

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 32.65% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $12,251,552 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

44 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 45

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

46 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 47

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

48 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 49

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

50 Annual Report 2008

NVIT Core Plus Bond Fund
(formerly Lehman Brothers Core Plus Bond Fund)
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

14	Statement of Assets and Liabilities

15	Statement of Operations

16	Statement of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-CPB (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Lehman Brothers Asset Management LLC.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Core Plus Bond Fund
(formerly Lehman Brothers NVIT Core Plus Bond Fund)

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the period from April 1, 2008, through December 31, 2008, the NVIT Core Plus Bond Fund (Class II at NAV) registered -0.21% versus 3.01% for its benchmark, the Barclays Capital (BARCAP) U.S. Aggregate Bond Index. For broader comparison, the average return for the Fund’s Lipper peer category of Corporate Debt Funds BBB-Rated (consisting of 42 funds as of December 31, 2008) was -4.98% for the nine months ended December 31, 2008.

What areas of investment provided the most positive relative returns for the Fund?

U.S. Agency obligations (notes, debentures and pass-through certificates) were favorable contributors to Fund performance. The Fund’s duration and yield curve positioning also served as positive contributors to Fund returns. (Duration is a measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. The yield curve is a plotted graph line of the yields, or interest rates, on long-term and short-term maturity bonds as measured by the difference between the 3-month Treasury Bill and the 10-year Treasury Note.)

What areas of investment detracted from Fund performance?

The Fund was overweight in high-quality spread sectors throughout the reporting period. Given the extreme flight to quality, however, this positioning generally hurt the Fund’s relative performance. Also, the Fund’s overweight to investment-grade credit, high-yield bonds and commercial mortgage-backed securities (CMBS) detracted from Fund results. All of the underperformance was due to mark-to-market price declines across spread sectors. We expect future performance to reflect the recovery of these losses as market conditions normalize. In addition, we have selectively added additional risk to take advantage of wider spreads, and we anticipate that these decisions will incrementally improve future Fund performance.

What is your outlook for the near term?

We believe that the U.S. economy will remain weak during the first two quarters of 2009. We then expect to see growth turn modestly positive, but we forecast that sub-trends will develop within the economy during the second half of the year. Looking at 2009 as a whole, we believe that gross domestic product (GDP) growth will be between -2.0% and 1.0%. Given the many uncertainties affecting the economy and the new administration’s proposed stimulus package, we will continue to monitor closely incoming data and adjust our outlook as necessary.

As we have maintained during the chaotic reporting period, we believe that the prudent action is to stay the course. We believe that the Fund will eventually recoup recent underperformance as spreads narrow and prices rise. We are confident that, when we look back a year from now, the best-performing portfolios will have been those with no Treasuries (except perhaps a Treasury Inflation Protected Securities [TIPS] component) and a maximum exposure to all or any of the spread sectors.

Subadviser:
Lehman Brothers Asset Management LLC

Portfolio Managers:
Richard W. Knee, Andrew A. Johnson, and
Thanos Bardas

4 Annual Report 2008

Fund Performance	NVIT Core Plus Bond Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

		Gross	Net
		Expense	Expense
	Inception[2]	Ratio*	Ratio*

Class I	-0.13%	0.75%	0.70%

Class II	-0.31%	1.00%	0.95%

Class Y	-0.09%	0.60%	0.55%

*	Expenses are estimated based on the Fund’s projected average net assets for 2008. There are no actual fees or expenses for the Fund in 2007 because the Fund commenced operations after December 31, 2007. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on March 25, 2008.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Core Plus Bond Fund versus performance of the Barclays Capital U.S. Aggregate Bond Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index) is a benchmark index composed of U.S. securities in Treasury, Government-Related, Corporate, and Securitized sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	NVIT Core Plus Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Core Plus Bond Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class I	Actual		1,000.00	1,010.90	3.29	0.65
	Hypothetical	[b]	1,000.00	1,021.87	3.31	0.65

Class II	Actual		1,000.00	1,009.00	4.90	0.97
	Hypothetical	[b]	1,000.00	1,020.26	4.94	0.97

Class Y	Actual		1,000.00	1,011.00	2.93	0.58
	Hypothetical	[b]	1,000.00	1,022.22	2.95	0.58

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents a hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	NVIT Core Plus Bond Fund
December 31, 2008 (unaudited)

Asset Allocation

U.S. Government Mortgage Backed Agencies	45.1%
Corporate Bonds	31.9%
U.S. Government Sponsored & Agency Obligations	10.2%
Commercial Mortgage Backed Securities	7.9%
Sovereign Bonds	2.1%
Repurchase Agreement	2.1%
Asset-Backed Securities	0.1%
Other assets in excess of liabilities	0.6%

100.0%

Top Holdings

United States Treasury Inflation Indexed Bonds, 2.38%, 01/15/17	6.3%
Federal National Mortgage Association, Pool #986264, 5.50%, 07/01/38	3.4%
CDX North America High Yield, 8.88%, 06/29/13	3.1%
Federal National Mortgage Association, Pool #995048, 5.50%, 05/01/38	2.2%
Federal Home Loan Banks, 3.63%, 05/29/13	2.1%
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.80%, 08/10/45	2.0%
Federal Home Loan Mortgage Corp., TBA, 5.50%, 01/15/38	1.8%
Freddie Mac Gold, Pool #A77937, 5.50%, 06/01/38	1.7%
Morgan Stanley, 6.63%, 04/01/18	1.6%
Federal National Mortgage Association, Pool #899528, 5.50%, 05/01/37	1.5%
Other*	74.3%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

NVIT Core Plus Bond Fund

Asset-Backed Security 0.1% (a)

	Principal Amount	Market Value

Student Loans 0.1%
SLM Student Loan Trust, 3.94%, 10/25/14	$100,000	$96,746

Total Asset-Backed Securities (cost $100,000)		96,746

Commercial Mortgage Backed Securities 7.9%

Banks 3.3%
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A4, 5.36%, 10/10/45	$535,000	$408,828
5.66%, 06/10/49	295,000	215,755
JPMorgan Chase Commercial Mortgage Securities Corp.
4.96%, 08/15/42	295,000	225,346
4.87%, 10/15/42	465,000	397,850
Series 2006-LDP7, Class A4, 6.07%, 04/15/45(a)	180,000	143,596
5.28%, 05/15/47(a)	137,252	113,490
5.82%, 02/12/49(a)	225,000	176,135
5.82%, 06/15/49(a)	305,000	215,399
5.79%, 02/12/51(a)	200,000	145,333
Series 2008-C2, Class ASB, 6.13%, 02/12/51(a)	205,000	163,548
5.88%, 02/15/51(a)	200,000	142,230
Wachovia Bank Commercial Mortgage Trust
5.51%, 04/15/47	100,000	71,973
6.05%, 02/15/51(a)	250,000	195,613

		2,615,096

Diversified Financial Services 4.6%
Commercial Mortgage Loan Trust, 6.02%, 12/10/49(a)	700,000	506,340
Credit Suisse Mortgage Capital Certificates(a)
6.00%, 09/15/39	160,000	98,932
Series 2007-C1, Class A3, 5.38%, 02/15/40	225,000	135,028
5.45%, 01/15/49	350,000	266,083
CS First Boston Mortgage Securities Corp., 5.12%, 08/15/38(a)	200,000	162,555
Greenwich Capital Commercial Funding Corp., 5.74%, 12/10/49	175,000	130,652
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.80%, 08/10/45(a)	2,200,000	1,596,444
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-5, Class A4, 5.38%, 08/12/48	600,000	443,536
5.96%, 08/12/49(a)	250,000	191,221
Morgan Stanley Capital I, 5.63%, 04/12/49(a)	335,000	203,539

		3,734,330

Total Commercial Mortgage Backed Securities (cost $7,443,844)		6,349,426

Corporate Bonds 31.9%

Airlines 1.5%
Continental Airlines, Inc., 5.98%, 04/19/22	800,000	536,000
Delta Air Lines, Inc., 7.57%, 11/18/10	590,000	495,600
Northwest Airlines, Inc., 7.03%, 11/01/19	25,000	13,500
United Air Lines Pass Through Trust Series 2007-1, 6.64%, 07/02/22	214,078	132,728

		1,177,828

Banks 4.7%
Citigroup, Inc.
5.50%, 04/11/13	725,000	705,921
5.00%, 09/15/14	1,365,000	1,200,629
European Investment Bank, 12.00%, 02/10/10	100,000	62,988
HBOS PLC,
6.75%, 05/21/18(b)	450,000	396,045
Morgan Stanley, 6.63%, 04/01/18	1,525,000	1,337,867
VTB Capital SA, 6.88%, 05/29/18	100,000	65,720

		3,769,170

Commercial Services & Supplies 0.0%
Hutchison Whampoa International Ltd., 6.50%, 02/13/13	5,000	4,953

Diversified Financial Services 8.2%
Bear Sterns Cos., Inc., 7.25%, 02/01/18	595,000	652,035
CDX North America High Yield(b)
8.75%, 12/29/12	735,000	672,525
8.88%, 06/29/13	2,800,000	2,520,000

8 Annual Report 2008

Corporate Bonds (continued)
	Principal Amount	Market Value

Diversified Financial Services (continued)

General Electric Capital Corp., 5.63%, 05/01/18	$105,000	$105,761
Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37	1,430,000	1,160,971
Independencia International Ltd., 9.88%, 05/15/15	100,000	54,875
Isa Capital Do Brasil SA, 8.80%, 01/30/17	100,000	88,000
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	505,000	485,429
6.88%, 04/25/18	800,000	836,821

		6,576,417

Diversified Minerals 0.9%
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	675,000	494,891
7.13%, 07/15/28	365,000	257,677

		752,568

Electric Power 0.3%
Dominion Resources, Inc., 7.00%, 06/15/38	250,000	244,293

Electric Utilities 1.1%
Exelon Corp., 4.90%, 06/15/15	395,000	323,833
Exelon Generation Co. LLC, 6.20%, 10/01/17	375,000	322,504
FirstEnergy Corp., 6.45%, 11/15/11	225,000	212,683

		859,020

Food Products 0.4%
Kraft Foods, Inc., 6.75%, 02/19/14	310,000	321,707

Leasing 0.4%
International Lease Finance Corp.
5.63%, 09/15/10	340,000	267,257
Series R, 5.65%, 06/01/14	110,000	71,858

		339,115

Manufacturing 0.0%
International Paper Co., 8.70%, 06/15/38	20,000	13,976

Media 3.7%
British Sky Broadcasting Ltd., 9.50%, 11/15/18(b)	350,000	357,316
Comcast Corp., 6.30%, 11/15/17	505,000	491,614
Cox Communications, Inc., 9.38%, 01/15/19(b)	610,000	638,244
Time Warner Cable, Inc.
5.40%, 07/02/12	675,000	630,279
6.75%, 07/01/18	585,000	563,241
8.75%, 02/14/19	85,000	92,424
7.30%, 07/01/38	195,000	202,579

		2,975,697

Metals & Mining 0.2%
Alcoa, Inc., 6.00%, 07/15/13	155,000	140,148

Office Equipment 0.2%
Xerox Corp., 5.50%, 05/15/12	215,000	180,181

Oil, Gas & Consumable Fuels 2.3%
Cameron International Corp., 6.38%, 07/15/18	165,000	145,153
DCP Midstream LLC, 6.75%, 09/15/37(b)	110,000	83,018
Enbridge Energy Partners LP, Series B, 7.50%, 04/15/38	290,000	226,302
EnCana Corp., 6.63%, 08/15/37	275,000	221,460
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	550,000	469,406
Nabors Industries, Inc., 6.15%, 02/15/18	380,000	326,930
TEPPCO Partners LP, 7.55%, 04/15/38	160,000	119,731
XTO Energy, Inc., 6.75%, 08/01/37	270,000	252,872

		1,844,872

Other Financial 3.2%
American Express Credit Corp.
5.88%, 05/02/13	590,000	566,385
8.15%, 03/19/38	90,000	103,206
American Express Credit Corp., Series C, 7.30%, 08/20/13	225,000	230,308
BAT International Finance PLC, 9.50%, 11/15/18(b)	310,000	344,601
ERAC USA Finance Co., 7.00%, 10/15/37(b)	845,000	465,406
Greentown China Holdings, 9.00%, 11/08/13	100,000	35,677
HKCG Finance Ltd., 6.25%, 08/07/18(b)	100,000	104,689
Ingersoll-Rand Co. Ltd., 6.00%, 08/15/13	495,000	484,279

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Other Financial (continued)

JPMorgan Chase Capital XV, 5.88%, 03/15/35	$300,000	$232,169

		2,566,720

Pipelines 0.6%
NGPL PipeCo LLC, 6.51%, 12/15/12(b)	335,000	317,922
ONEOK Partners LP, 6.85%, 10/15/37	200,000	158,728

		476,650

Telecommunications 2.9%
Cellco Partnership, 8.50%, 11/15/18(b)	195,000	228,477
New Cingular Wireless Services, Inc., 7.88%, 03/01/11	190,000	196,696
Qwest Corp., 8.88%, 03/15/12	480,000	444,000
Rogers Communications, Inc., 6.80%, 08/15/18	580,000	586,050
Verizon Communications, Inc.
8.75%, 11/01/18	300,000	351,967
8.95%, 03/01/39	420,000	542,510

		2,349,700

Tobacco 1.2%
Altria Group, Inc.
9.70%, 11/10/18	315,000	340,461
9.95%, 11/10/38	605,000	658,731

		999,192

Transportation 0.1%
TGI International Ltd., 9.50%, 10/03/17	100,000	91,000

Total Corporate Bonds (cost $25,751,519)		25,683,207

U.S. Government Mortgage Backed Agencies 45.1%

Federal Home Loan Mortgage Corp., TBA, 5.50%, 01/15/38	1,390,000	1,422,579
Federal National Mortgage Association
Pool #969941, 5.00%, 03/01/23	199,090	204,654
Pool #982885, 5.00%, 05/01/23	87,751	90,203
Pool #975884, 5.00%, 06/01/23	96,700	99,403
Pool #987214, 5.00%, 07/01/23	58,844	60,488
Pool #976243, 5.00%, 08/01/23	162,215	166,749
Pool #987456, 5.00%, 08/01/23	162,891	167,443
Pool #988300, 5.00%, 09/01/23	448,139	460,663
Pool #965102, 5.00%, 09/01/23	57,212	58,811
Pool #992021, 5.00%, 10/01/23	297,354	305,664
Pool #735578, 5.00%, 06/01/35	400,039	408,995
Pool #834657, 5.50%, 08/01/35	28,285	29,028
Pool #835482, 5.50%, 10/01/35	199,981	205,239
Pool #745826, 6.00%, 07/01/36	174,212	179,554
Pool #899215, 6.00%, 10/01/36	299,319	308,499
Pool #831922, 5.50%, 11/01/36	189,009	193,978
Pool #888222, 6.00%, 02/01/37	358,810	369,814
Pool #899528, 5.50%, 05/01/37	1,170,661	1,201,375
Pool #917141, 5.50%, 06/01/37	192,064	197,114
Pool #938175, 5.50%, 07/01/37	194,451	199,553
Pool #899598, 6.00%, 07/01/37	145,691	150,151
Pool #956411, 6.00%, 11/01/37	489,776	504,769
Pool #967276, 5.00%, 12/01/37	299,651	306,295
Pool #929018, 6.00%, 12/01/37	1,131,212	1,165,840
Pool #965719, 6.00%, 01/01/38	446,663	460,291
Pool #972701, 5.50%, 02/01/38	193,278	198,329
Pool #933409, 5.00%, 03/01/38	802,046	819,750
Pool #974674, 5.50%, 03/01/38	292,886	300,541
Pool #970185, 5.00%, 04/01/38	400,001	408,830
Pool #982126, 5.00%, 05/01/38	399,493	408,591
Pool #929515, 5.00%, 05/01/38	173,537	177,368

10 Annual Report 2008

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool #962874, 5.00%, 05/01/38	$147,450	$150,705
Pool #995048, 5.50%, 05/01/38	1,724,828	1,770,179
Pool #983821, 5.50%, 06/01/38	299,696	307,529
Pool #933927, 5.50%, 06/01/38	408,901	419,589
Pool #934108, 5.00%, 07/01/38	616,971	630,590
Pool #986264, 5.50%, 07/01/38	2,694,865	2,765,299
Pool #988029, 5.00%, 08/01/38	603,549	616,871
Pool #986062, 5.50%, 08/01/38	130,001	133,399
Pool #925973, 6.00%, 08/01/38	245,933	253,437
Pool 970818, 5.50%, 09/01/38	566,684	581,495
Pool #990786, 5.50%, 10/01/38	499,951	513,018
Pool #991002, 6.00%, 10/01/38	249,220	256,824
Federal National Mortgage Association TBA,
6.00%, 01/15/38	600,000	617,625
Freddie Mac(a)
Pool #1L1316, 5.76%, 07/01/36	928,120	946,779
Pool #1K1238, 5.77%, 07/01/36	89,133	90,908
Freddie Mac Gold
Pool #G13122, 5.00%, 04/01/23	97,522	100,247
Pool #G13072, 5.00%, 04/01/23	116,570	119,839
Pool #J07940, 5.00%, 05/01/23	756,019	777,147
Pool #G13225, 5.00%, 06/01/23	1,138,728	1,170,551
Pool #J07942, 5.00%, 06/01/23	93,622	96,238
Pool #J08443, 5.00%, 07/01/23	178,173	183,152
Pool #A82875, 5.50%, 11/01/33	399,381	409,819
Pool #A39584, 5.50%, 11/01/35	399,393	409,332
Pool #G02379, 6.00%, 10/01/36	223,293	230,280
Pool #G08204, 5.50%, 06/01/37	137,977	141,381
Pool #G03432, 5.50%, 11/01/37	117,751	120,656
Pool #A72499, 6.00%, 02/01/38	118,934	122,637
Pool #G04220, 5.50%, 03/01/38	332,088	340,282
Pool #G08256, 5.50%, 03/01/38	148,192	151,833
Pool #G04156, 6.00%, 03/01/38	284,093	292,939
Pool #G08263, 5.50%, 04/01/38	172,923	177,172
Pool #A77208, 5.50%, 05/01/38	294,610	301,850
Pool #A76939, 5.50%, 05/01/38	346,207	354,715
Pool #A77937, 5.50%, 06/01/38	1,371,531	1,405,235
Pool #A77648, 5.50%, 06/01/38	124,583	127,645
Pool #A78076, 6.00%, 06/01/38	199,415	205,624
Pool #A78454, 6.00%, 06/01/38	543,984	560,922
Pool #A79197, 5.00%, 07/01/38	242,979	248,570
Pool #A79018, 5.50%, 07/01/38	946,609	969,871
Pool #A78982, 5.50%, 07/01/38	492,516	504,618
Pool #A79806, 5.50%, 07/01/38	294,449	301,685
Pool #G04471, 5.50%, 07/01/38	1,095,123	1,122,034
Pool #A82609, 5.50%, 09/01/38	598,759	613,473
Pool #A83032, 5.50%, 11/01/38	299,689	307,053
Government National Mortgage Association
Pool #603581, 5.50%, 04/15/33	118,184	122,145
Pool #618988, 6.00%, 06/15/34	197,851	204,589
Pool #658029, 6.00%, 07/15/36	55,314	57,189
Pool #617456, 6.00%, 03/15/37	82,037	84,792
Pool #657732, 5.50%, 05/15/37	198,708	205,118
Pool #600658, 5.50%, 05/15/37	198,418	204,819

2008 Annual Report 11

Statement of Investments (Continued)
December 31, 2008

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool #675407, 5.50%, 07/15/37	$148,875	$153,678
Pool #782185, 6.00%, 09/15/37	45,906	47,471
Pool #670824, 6.00%, 12/15/37	100,590	103,968
Pool #671189, 6.00%, 12/15/37	145,480	150,366
Pool #686034, 5.50%, 04/15/38	123,537	127,522
Pool #674084, 5.00%, 05/15/38	297,596	305,856
Pool #686342, 6.00%, 05/15/38	89,178	92,173
Pool #690847, 5.50%, 06/15/38	149,042	153,850
Pool #632219, 5.50%, 07/15/38	118,286	122,102
Pool #689694, 5.50%, 07/15/38	179,225	185,007
Pool #690435, 5.50%, 07/15/38	278,577	287,564
Pool #687727, 6.00%, 07/15/38	137,943	142,575
Pool #690310, 6.00%, 07/15/38	129,351	133,695
Pool #689575, 6.50%, 07/15/38	325,864	339,456

Total U.S. Government Mortgage Backed Agencies (cost $35,233,293)		36,375,543

U.S. Government Sponsored & Agency Obligations 10.2%

Federal Home Loan Banks
3.63%, 05/29/13	1,630,000	1,708,576
4.00%, 09/06/13	150,000	160,097
United States Treasury Inflation Indexed Bonds
2.38%, 04/15/11	945,000	1,007,023
2.38%, 01/15/17	4,765,000	5,076,896
2.38%, 01/15/25	260,000	293,592

Total U.S. Government Sponsored & Agency Obligations (cost $7,872,500)		8,246,184

Sovereign Bonds 2.1%

	Principal Amount	Market Value

ARGENTINA 0.0%
Argentina Bonos
7.00%, 03/28/11	25,000	10,162
7.00%, 09/12/13	50,000	16,575

		26,737

BRAZIL 0.5%
Banco Nacional de Desenvolvimento Economico e Social, 6.37%, 06/16/18	100,000	95,388
Brazilian Government International Bond
8.00%, 01/15/18	200,000	224,000
12.50%, 01/05/22	200,000	86,658

		406,046

COLOMBIA 0.2%
Colombia Government International Bond
12.00%, 10/22/15	100,000,000	48,951
7.38%, 09/18/37	100,000	98,000

		146,951

GHANA 0.1%
Republic of Ghana, 8.50%, 10/04/17	100,000	50,000

INDONESIA 0.2%
Indonesia Government International Bond, 6.75%, 03/10/14	50,000	89,355
8.50%, 10/12/35	100,000	89,365

		178,720

LEBANON 0.0%(a) (b)
Lebanon Government International Bond, 5.79%, 11/30/09	25,000	24,375

MALAYSIA 0.1%
Penerbangan Malaysia Berhad, 5.63%, 03/15/16	100,000	95,147

MEXICO 0.1%
United Mexican States, Series A, 5.95%, 03/19/19	40,000	40,000

PANAMA 0.0%
Panama Government International Bond, 6.70%, 01/26/36	15,000	13,500

12 Annual Report 2008

Sovereign Bonds (continued)
	Principal Amount	Market Value

PERU 0.1%
Peruvian Government International Bond, 7.35%, 07/21/25	$100,000	$99,500

PHILIPPINES 0.2%
Philippine Government International Bond
7.75%, 01/14/31	100,000	101,000
6.38%, 01/15/32	100,000	95,000

		196,000

RUSSIAN FEDERATION 0.1%(c)
Russia Government International Bond
7.50%, 03/31/30	49,000	42,736
7.50%, 03/31/30(b)	49,000	42,752

		85,488

SOUTH AFRICA 0.1%
South Africa Government Bond, 13.00%, 08/31/10	500,000	58,827

TURKEY 0.1%
Turkey Government International Bond
7.38%, 02/05/25	25,000	23,500
8.00%, 02/14/34	50,000	46,500
6.88%, 03/17/36	25,000	20,750

		90,750

UKRAINE 0.1%(b)
Ukrainian MTN Finance PLC, 9.25%, 08/04/11	100,000	45,000

UNITED STATES 0.1%
Mexico Government International Bond, 6.05%, 01/11/40	50,000	48,500

VENEZUELA 0.0%
Venezuela Government International Bond, 5.38%, 08/07/10	25,000	19,571

VIETNAM 0.1%
Socialist Republic of Vietnam, 6.88%, 01/15/16	100,000	83,652

Total Sovereign Bonds (cost $1,716,210)		1,708,764

Repurchase Agreement 2.1%

	Principal Amount	Market Value

Repurchase Agreement 2.1%
UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $1,647,977, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09 — 06/24/09; total market value of $1,680,975	1,647,975	1,647,975

Total Repurchase Agreement (cost $1,647,975)		1,647,975

Total Investments (cost $79,765,341) (d) — 99.4%		80,107,845

Other assets in excess of liabilities — 0.6%		505,182

NET ASSETS — 100.0%		$80,613,027

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2008. The maturity date represents the actual maturity date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2008, all such securities in total represented 7.74% of net assets.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2008.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Co.

LP	Limited Partnership

LTD	Limited

MTN	Medium Term Note

PLC	Public Limited Co.

SA	Stock Company

TBA	To Be Announced.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statement of Assets and Liabilities
December 31, 2008

NVIT
Core Plus Bond Fund

Assets:
Investments, at value (cost $78,117,366)	$78,459,870
Repurchase agreement, at value and cost	1,647,975

Total Investments	80,107,845

Interest receivable	827,111
Receivable for capital shares issued	488,215
Receivable for investments sold	7,851,605
Receivable from adviser	16,676

Total Assets	89,291,452

Liabilities:
Payable for investments purchased	8,579,308
Interest payable	18,355
Payable for capital shares redeemed	23,969
Accrued expenses and other payables:
Investment advisory fees	30,738
Fund administration fees	3,405
Distribution fees	512
Administrative services fees	275
Custodian fees	102
Trustee fees	676
Compliance program costs (Note 3)	1,383
Professional fees	3,548
Printing fees	11,332
Other	4,822

Total Liabilities	8,678,425

Net Assets	$80,613,027

Represented by:
Capital	$80,192,510
Accumulated undistributed net investment income	31,000
Accumulated net realized gains from investment and foreign currency transactions	46,967
Net unrealized appreciation/(depreciation) from investments	342,504
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	46

Net Assets	$80,613,027

Net Assets:
Class I Shares	$189,255
Class II Shares	2,765,081
Class Y Shares	77,658,691

Total	$80,613,027

Shares outstanding (unlimited number of shares authorized):
Class I Shares	19,360
Class II Shares	282,989
Class Y Shares	7,938,636

Total	8,240,985

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.78
Class II Shares	$9.77
Class Y Shares	$9.78

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Statement of Operations
For the Period Ended December 31, 2008

NVIT
Core Plus Bond Fund (a)

INVESTMENT INCOME:
Interest income	$1,602,066
Dividend income	1,555

Total Income	1,603,621

EXPENSES:
Investment advisory fees	138,654
Fund administration fees	14,416
Distribution fees Class II Shares	2,017
Administrative services fees Class I Shares	33
Administrative services fees Class II Shares	1,138
Custodian fees	1,196
Trustee fees	1,076
Compliance program costs (Note 3)	1,383
Professional fees	10,996
Printing fees	18,484
Other	17,266

Total expenses before reimbursed/waived expenses and earnings credit	206,659

Earnings credit (Note 4)	(1,038)
Expenses reimbursed by adviser	(34,000)

Net Expenses	171,621

NET INVESTMENT INCOME	1,432,000

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	47,466
Net realized gains from foreign currency transactions	1,485

Net realized gains from investment and foreign currency transactions	48,951

Net change in unrealized appreciation/(depreciation) from investments	342,504
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	46

Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	342,550

Net realized/unrealized gains from investments and foreign currency translations	391,501

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,823,501

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Statement of Changes in Net Assets

NVIT
Core Plus Bond Fund

Period Ended
December 31, 2008(a)
Operations:
Net investment income	$1,432,000
Net realized gains from investment and foreign currency transactions	48,951
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	342,550

Change in net assets resulting from operations	1,823,501

Distributions to Shareholders From:
Net investment income:
Class I	(2,554)
Class II	(39,511)
Class Y	(1,360,970)
Net realized gains:
Class I	–
Class II	–
Class Y	–

Change in net assets from shareholder distributions	(1,403,035)

Change in net assets from capital transactions	80,192,561

Change in net assets	80,613,027

Net Assets:
Beginning of period	$–

End of period	$80,613,027

Accumulated undistributed net investment income at end of period	$28,965

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$206,363
Dividends reinvested	2,554
Cost of shares redeemed	(23,799)

Total Class I	185,118

Class II Shares
Proceeds from shares issued	3,037,250
Dividends reinvested	39,511
Cost of shares redeemed	(325,017)

Total Class II	2,751,744

Class Y Shares
Proceeds from shares issued	87,524,686
Dividends reinvested	1,360,970
Cost of shares redeemed	(11,629,957)

Total Class Y	77,255,699

Change in net assets from capital transactions	$80,192,561

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

16 Annual Report 2008

NVIT
Core Plus Bond Fund

Period Ended
December 31, 2008(a)

SHARE TRANSACTIONS:
Class I Shares
Issued	21,537
Reinvested	263
Redeemed	(2,440)

Total Class I Shares	19,360

Class II Shares
Issued	313,078
Reinvested	4,063
Redeemed	(34,152)

Total Class II Shares	282,989

Class Y Shares
Issued	8,991,513
Reinvested	139,904
Redeemed	(1,192,781)

Total Class Y Shares	7,938,636

Total change in shares	8,240,985

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 17

Financial Highlights
Selected data for a share of capital stock outstanding throughout the period indicated

NVIT Core Plus Bond Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	turnover (e)
Class I Shares
Period Ended December 31, 2008 (d)	$10.00	0.18	(0.20)	(0.02)	(0.20)	–	(0.20)	$9.78	(0.13%)	$189,255	0.62%	4.57%	0.74%	105.57%

Class II Shares
Period Ended December 31, 2008 (d)	$10.00	0.18	(0.21)	(0.03)	(0.20)	–	(0.20)	$9.77	(0.31%)	$2,765,081	0.94%	4.29%	1.03%	105.57%

Class Y Shares
Period Ended December 31, 2008 (d)	$10.00	0.21	(0.22)	(0.01)	(0.21)	–	(0.21)	$9.78	(0.09%)	$77,658,691	0.55%	4.66%	0.66%	105.57%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized.
(b)	Annualized.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

18 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Core Plus Bond Fund (the “Fund”) (formerly “Lehman Brothers NVIT Core Plus Bond Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

20 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$—	$—	$80,107,845	$—	$—	$—	$80,107,845	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

22 Annual Report 2008

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Lehman Brothers Asset Management LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the period ended December 31, 2008.

Fee Schedule	Total Fees

All Assets	0.45%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $47,963 for the period ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.55% for the Fund’s Class I, Class II and Class Y shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount
For the Period Ended
December 31, 2008 (a)

$34,000

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the period ended December 31, 2008, NFS received $897 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended December 31, 2008, the Fund’s portion of such costs was $1,383.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

24 Annual Report 2008

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the period ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $110,210,537 and sales of $34,391,640.

For the period ended December 31, 2008, the Fund had purchases of $35,244,063 and sales of $26,678,678 of U.S. government securities.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s

2008 Annual Report 25

Notes to Financial Statements (Continued)
December 31, 2008

derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

10. Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2008, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$1,403,035	$—	$1,403,035	$—	$1,403,035

26 Annual Report 2008

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$150,760	$—	$150,760	$—	$—	$269,757	$420,517

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$79,838,134	$2,422,724	$(2,153,013)	$269,711

2008 Annual Report 27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Core Plus Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008 and the results of its operations, the changes in its net assets and the financial highlights for the period March 25, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

28 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

30 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

32 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 33

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

34 Annual Report 2008

Neuberger Berman
NVIT Multi Cap Opportunities Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statement of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MCO (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. This can cause the Fund to underperform other funds that use different investing styles.

Small-company stocks – as well as stocks of mid-sized companies – may be less stable in price and less liquid than those of larger, more established companies.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Russell 1000® Value Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies in the Russell 1000® Index (the largest 1,000 U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Neuberger Berman Management Inc.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

Neuberger Berman NVIT Multi Cap Opportunities Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the period from April 1, 2008, through December 31, 2008, the Neuberger Berman NVIT Multi Cap Opportunities Fund (Class II at NAV) registered -43.66% versus -30.82% for its benchmark, the Russell 1000® Value Index. For broader comparison, the average return for the Fund’s Lipper peer category of Multi-Cap Value Funds (consisting of 86 funds as of December 31, 2008) was -30.36% for the nine months ended December 31, 2008.

What areas of investment provided the most positive relative returns for the Fund?

Fund holdings in the information technology (IT) sector provided a bright spot in the Fund’s relative performance during the reporting period. In other areas of investment, the Fund’s position in Annaly Capital Management, Inc. – a mortgage real estate investment trust (REIT) dealing exclusively in government-sponsored enterprise guaranteed conforming (conventional mortgage) loans – provided a positive return for the Fund. Swiss-based power and automation equipment manufacturer ABB Ltd., which primarily serves the utilities industry, also gained during the reporting period, helping Fund performance.

What areas of investment detracted from Fund performance?

Due primarily to lagging performance in the Fund’s investments in the energy, materials and industrials sectors, the Fund trailed the broader market. The Fund was overweight in the energy sector, and individual Fund holdings – primarily oil-oriented exploration and production companies as well as oil services firms – which declined sharply as energy prices collapsed during the final three months of the reporting period. The Fund’s materials-sector investments – primarily metals and mining stocks – underperformed; materials prices cratered in anticipation of the global economic slowdown. The Fund’s investments in the industrials sector were concentrated in secular growth businesses, most notably energy infrastructure. With falling energy prices and constrained infrastructure spending threatening to delay projects, these Fund holdings were hit particularly hard.

What is your outlook for the near term?

We plan to continue looking for opportunities to invest in the energy sector. We still believe that, over the longer term, demand for energy will outpace supply growth. That growth has been constrained recently by the relatively high decline rates of existing wells, the lack of major new discoveries, the rising cost of exploration and production, and the interference caused by ongoing political instability in major energy-producing nations. We make a similar case for investing in the materials sector. While demand in emerging-market economies (the real underpinning of global materials demand) has slowed temporarily, we believe government stimulus packages and essential infrastructure spending eventually will result in a substantial increase in materials prices from currently depressed levels. Over the intermediate term, the building of refineries, pipelines, liquefied natural gas processing facilities and power-generation plants may be put on hold temporarily. When the global economy regains traction, however, the well-positioned companies in materials-related businesses should quickly regain earnings momentum, especially firms with a significant percentage of revenue coming from developing nations.

While economic headlines during the months ahead are likely to be more negative, we believe the stage is set for economies worldwide to emerge from recession in the second half of 2009. If history is any indication, the stock market should begin anticipating better economic news six to nine months ahead of its arrival. With high-quality stocks in most market sectors trading at historically low valuations, we think equities may already have bottomed and are poised to begin regaining lost ground in the quarters ahead.

Subadviser:
 Neuberger Berman Management Inc.

Portfolio Manager:
S. Basu Mullick

4 Annual Report 2008

Fund Performance	Neuberger Berman NVIT Multi Cap Opportunities Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

		Expense
	Inception[2]	Ratio*

Class I	-44.70%	0.90%

Class II	-44.90%	1.00%

*	Expenses are estimated based on the Fund’s projected average net assets for 2008. There are no actual fees or expenses for the Fund in 2007 because the Fund commenced operations after December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on March 25, 2008.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Neuberger Berman NVIT Multi Cap Opportunities Fund versus performance of the Russell 1000 Index(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	Neuberger Berman NVIT Multi Cap Opportunities Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

Neuberger Berman NVIT			Beginning	Ending	Expenses Paid	Annualized
Multi Cap Opportunities			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class I	Actual		1,000.00	525.70	0.58	0.15
	Hypothetical	[b]	1,000.00	1,024.38	0.76	0.15

Class II	Actual		1,000.00	523.80	3.64	0.95
	Hypothetical	[b]	1,000.00	1,020.36	4.84	0.95

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	Neuberger Berman NVIT Multi Cap Opportunities Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	95.2%
Repurchase Agreement	19.2%
Liabilities in excess of other assets	(14.4)%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	15.9%
Capital Markets	6.0%
Insurance	5.9%
Health Care Providers & Services	5.4%
Information Technology Services	5.2%
Metals & Mining	5.1%
Software	4.3%
Diversified Financial Services	4.0%
Energy Equipment & Services	3.9%
Beverages	3.7%
Other	40.6%

100.0%

Top Holdings

Berkshire Hathaway, Inc., Class B	2.8%
Shire Ltd. ADR	2.6%
China Mobile Ltd. ADR	2.4%
Constellation Brands, Inc., Class A	2.4%
Moody’s Corp.	2.3%
Invesco Ltd.	2.3%
Aetna, Inc.	2.2%
Petroleo Brasileiro SA ADR	2.2%
Energizer Holdings, Inc.	2.2%
Canadian Natural Resources Ltd.	2.2%
Other*	76.4%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 95.2%

	Shares	Market Value

Aerospace & Defense 1.7%
L-3 Communications Holdings, Inc.	380	$28,036

Automobiles 0.4%
Harley-Davidson, Inc.	400	6,788

Beverages 3.7%
Constellation Brands, Inc., Class A	2,405	37,927
Dr. Pepper Snapple Group, Inc.	1,300	21,125

		59,052

Capital Markets 6.0%
Bank of New York Mellon Corp. (The)	475	13,457
Goldman Sachs Group, Inc. (The)	395	33,334
Invesco Ltd.	2,570	37,111
Morgan Stanley	850	13,634

		97,536

Construction & Engineering 2.4%
Chicago Bridge & Iron Co. NV	1,915	19,246
KBR, Inc.	1,275	19,380

		38,626

Consumer Finance 1.5%
American Express Co.	1,295	24,022

Diversified Financial Services 4.0%
Bank of America Corp.	475	6,688
Citigroup, Inc.	3,105	20,834
Moody’s Corp.	1,875	37,669

		65,191

Electric Utility 1.6%
FirstEnergy Corp.	525	25,505

Electrical Equipment 1.5%
ABB Ltd. ADR — CH	1,625	24,391

Energy Equipment & Services 3.9%
Halliburton Co.	1,235	22,452
National Oilwell Varco, Inc.	920	22,485
Noble Corp.	845	18,641

		63,578

Health Care Equipment & Supplies 1.3%
Covidien Ltd.	225	8,154
Zimmer Holdings, Inc.	300	12,126

		20,280

Health Care Providers & Services 5.4%
Aetna, Inc.	1,275	36,337
Cardinal Health, Inc.	500	17,235
WellPoint, Inc.	805	33,915

		87,487

Household Durables 1.4%
NVR, Inc.	50	22,813

Household Products 2.2%
Energizer Holdings, Inc.	650	35,191

Independent Power Producers & Energy Traders 2.0%$
$NRG Energy, Inc.*	1,400	32,662

Industrial Conglomerate 0.9%
McDermott International, Inc.*	1,500	14,820

Information Technology Services 5.2%
Affiliated Computer Services, Inc., Class A	655	30,097
Fidelity National Information Services, Inc.	1,750	28,472
Lender Processing Services, Inc.	850	25,033

		83,602

Insurance 5.9%
Assurant, Inc.	1,020	30,600
Berkshire Hathaway, Inc., Class B*	14	44,996
MetLife, Inc.	575	20,044

		95,640

Machinery 2.0%
Terex Corp.	1,850	32,042

Marine 0.6%
DryShips, Inc.	890	9,487

Media 2.3%
Cablevision Systems Corp., Class A	275	4,631
McGraw-Hill Cos., Inc. (The)	1,410	32,698

		37,329

Metals & Mining 5.1%
Cliffs Natural Resources, Inc.	450	11,525
Freeport-McMoRan Copper & Gold, Inc.	955	23,340
Sterlite Industries India Ltd. ADR — IN	1,325	7,314
Teck Cominco Ltd., Class B	2,360	11,611
United States Steel Corp.	450	16,740
Xstrata PLC (a)	1,225	11,460

		81,990

8 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Multiline Retail 3.4%
J.C. Penney Co., Inc.	1,260	$24,822
Macy’s, Inc.	2,830	29,290

		54,112

Oil, Gas & Consumable Fuels 15.9%
Canadian Natural Resources Ltd.	880	35,182
Denbury Resources, Inc.	1,500	16,380
EOG Resources, Inc.	390	25,966
Exxon Mobil Corp.	100	7,983
Frontline Ltd. (a)	300	8,813
Peabody Energy Corp.	755	17,176
Petroleo Brasileiro SA ADR — BR	1,460	35,755
Ship Finance International Ltd.	955	10,553
Southwestern Energy Co.	1,010	29,260
Suncor Energy, Inc.	1,035	20,182
Talisman Energy, Inc.	1,650	16,484
Walter Industries, Inc.	650	11,382
XTO Energy, Inc.	600	21,162

		256,278

Personal Products 1.4%
NBTY, Inc.	1,490	23,319

Pharmaceuticals 2.6%
Shire Ltd. ADR — GB	935	41,869

Real Estate Investment Trusts 1.9%
Annaly Capital Management, Inc.	1,650	26,186
Vornado Realty Trust	75	4,526

		30,712

Semiconductors & Semiconductor Equipment 0.7%
International Rectifier Corp.	895	12,083

Software 4.3%
Check Point Software Technologies Ltd.*	700	13,293
Microsoft Corp.	1,050	20,412
Oracle Corp.*	1,250	22,163
Symantec Corp.*	1,020	13,790

		69,658

Specialty Retail 1.6%
Best Buy Co., Inc.	895	25,158

Wireless Telecommunication Services 2.4%
China Mobile Ltd. ADR — HK	760	38,646

Total Common Stocks (cost $2,404,021)		1,537,903

Repurchase Agreement 19.2%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $310,899, collateralized by Treasury Bills and U.S. Government Discount Notes maturing 01/30/09 — 06/24/09; total market value of $317,116	$310,898	310,898

Total Repurchase Agreement (cost $310,898)		310,898

Total Investments (cost $2,714,919) (b) — 114.4%		1,848,801

Liabilities in excess of other assets — (14.4%)		(232,465)

NET ASSETS — 100.0%		$1,616,336

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

ADR	American Depositary Receipt

BR	Brazil

CH	Switzerland

GB	United Kingdom

HK	Hong Kong

IN	India

Ltd	Limited

NV	Public Traded Company

PLC	Public Limited Co.

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 9

Statement of Assets and Liabilities
December 31, 2008

Neuberger
Berman NVIT
Multi Cap
Opportunities
Fund

Assets:
Investments, at value (cost $2,404,021)	$1,537,903
Repurchase agreement, at value and cost	310,898

Total Investments	1,848,801

Cash	46
Interest and dividends receivable	2,483
Receivable for capital shares issued	3,266
Receivable for investments sold	1,553
Reclaims receivable	62
Receivable from Adviser	1,084

Total Assets	1,857,295

Liabilities:
Payable for investments purchased	233,765
Payable for capital shares redeemed	3,164
Accrued expenses and other payables:
Investment advisory fees	711
Fund administration fees	59
Distribution fees	149
Administrative services fees	131
Custodian fees	99
Trustee fees	12
Compliance program costs (Note 3)	25
Professional fees	93
Printing fees	2,076
Other	675

Total Liabilities	240,959

Net Assets	$1,616,336

Represented by:
Capital	$2,619,092
Accumulated undistributed net investment loss	(85)
Accumulated net realized losses from investment and foreign currency transactions	(136,550)
Net unrealized appreciation/(depreciation) from investments	(866,118)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(3)

Net Assets	$1,616,336

Net Assets:
Class I Shares	$750,526
Class II Shares	865,810

Total	$1,616,336

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	135,553
Class II Shares	157,062

Total	292,615

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$5.54 (a)
Class II Shares	$5.51

(a)	NAV shown differs from traded NAV at December 31, 2008 due to financial statement adjustments.

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Operations
For the Period Ended December 31, 2008

Neuberger
Berman NVIT
Multi Cap
Opportunities
Fund (a)

INVESTMENT INCOME:
Interest income	$2,009
Dividend income	17,088

Total Income	19,097

EXPENSES:
Investment advisory fees	7,011
Fund administration fees	526
Distribution fees Class II Shares	956
Administrative services fees Class I Shares	244
Administrative services fees Class II Shares	383
Custodian fees	499
Trustee fees	36
Compliance program costs (Note 3)	25
Professional fees	3,666
Printing fees	7,410
Other	3,205

Total expenses before reimbursed/waived expenses and earnings credit	23,961

Earnings credit (Note 4)	(382)
Expenses reimbursed by Adviser	(13,634)

Net Expenses	9,945

NET INVESTMENT INCOME	9,152

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(136,550)
Net realized losses from foreign currency transactions	(20,071)

Net realized losses from investment and foreign currency transactions	(156,621)

Net change in unrealized appreciation/(depreciation) from investments	(866,118)
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	(3)

Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	(866,121)

Net realized/unrealized losses from investments and foreign currency translations	(1,022,742)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,013,590)

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Changes in Net Assets

Neuberger Berman
NVIT Multi Cap
Opportunities Fund

Period Ended
December 31,
2008 (a)
Operations:
Net investment income	$9,152
Net realized losses from investment and foreign currency transactions	(156,621)
Net change in unrealized appreciation (depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(866,121)

Change in net assets resulting from operations	(1,013,590)

Distributions to Shareholders From:
Net investment income:
Class I	–
Class II	–
Net realized gains:
Class I	–
Class II	–

Change in net assets from capital transactions	2,629,926

Change in net assets	1,616,336

Net Assets:
Beginning of period	–

End of period	$1,616,336

Accumulated undistributed net investment loss at end of period	$(85)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,542,693
Dividends reinvested	–
Cost of shares redeemed	(223,221)

Total Class I	1,319,472

Class II Shares
Proceeds from shares issued	1,770,915
Dividends reinvested	–
Cost of shares redeemed	(460,461)

Total Class II	1,310,454

Change in net assets from capital transactions	$2,629,926

SHARE TRANSACTIONS:
Class I Shares
Issued	164,089
Reinvested	–
Redeemed	(28,536)

Total Class I Shares	135,553

Class II Shares
Issued	210,907
Reinvested	–
Redeemed	(53,845)

Total Class II Shares	157,062

Total change in shares	292,615

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period indicated)

Neuberger Berman NVIT Multi Cap Opportunities Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	of Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (f)
Class I Shares
Period Ended December 31, 2008 (d) (e)	$10.00	0.05	(4.51)	(4.46)	–	–	–	$5.54	(44.70%)	$750,526	0.78%	0.84%	1.93%	25.43%
Class II Shares
Period Ended December 31, 2008 (d) (e)	$10.00	0.04	(4.53)	(4.49)	–	–	–	$5.51	(44.90%)	$865,810	1.10%	0.68%	2.30%	25.43%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized.
(b)	Annualized.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.
(e)	Per share calculations were performed using average shares method.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Neuberger Berman NVIT Multi Cap Opportunities Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

14 Annual Report 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

2008 Annual Report 15

Notes to Financial Statements (Continued)
December 31, 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$1,517,630	$—	$331,171	$—	$—	$—	$1,848,801	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

16 Annual Report 2008

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Neuberger Berman Management Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the period ended December 31, 2008.

Fee Schedule	Total Fees

All Assets	0.60%

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $3,675 for the period ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.75% for the Fund’s Class I and Class II shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount
For the Period Ended
December 31, 2008 (a)

$13,634

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

18 Annual Report 2008

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the period ended December 31, 2008, NFS received $496 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended December 31, 2008, the Fund’s portion of such costs was $25.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the period ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $1,918,332 and sales of $347,114.

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

20 Annual Report 2008

10. Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2008, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$—	$—	$—	$—	$—

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$—	$—	$—	$(99,727)	$(903,029)	$(1,002,756)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$2,751,827	$7,056	$(910,082)	$(903,026)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$67,208	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $32,434.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October currency losses in the amount of $85.

2008 Annual Report 21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Neuberger Berman NVIT Multi Cap Opportunities Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008 and the results of its operations, the changes in its net assets and the financial highlights for the period March 25, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

22 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 23

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

24 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 25

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

26 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28 Annual Report 2008

Neuberger Berman
NVIT Socially Responsible Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statement of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-SR (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. This can cause the Fund to underperform other funds that use different investing styles.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

Small-company stocks — as well as stocks of mid-sized companies — may be less stable in price and less liquid than those of larger, more established companies.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Neuberger Berman Management Inc.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

Neuberger Berman NVIT Socially Responsible Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the period from April 1, 2008, through December 31, 2008, the Neuberger Berman NVIT Socially Responsible Fund (Class II at NAV) registered -33.47% versus -30.43% for its benchmark, the Standard & Poor’s 500® (S&P 500) Index. For broader comparison, the average return for the Fund’s Lipper peer category of Multi-Cap Growth Funds (consisting of 152 funds as of December 31, 2008) was -34.44% for the nine months ended December 31, 2008.

What areas of investment provided the most positive relative returns for the Fund?

Both the broad-market benchmark index and the Fund failed to generate positive returns in any sector during the reporting period. The Fund’s investments in the industrials, materials and financials sectors, however, performed better than their sector counterparts within the benchmark index. In industrials, the well-below-benchmark average decline of Fund holding Canadian National Railway Co. enhanced relative Fund returns. The Fund’s only holding in the materials sector was Praxair, Inc., an industrial gases producer; the company, held up relatively well, aiding Fund performance on a relative basis. In financials, the Fund owned leading investment transaction processor State Street Corp., as well as property and casualty insurer Progressive Corp.; both companies outperformed on a relative basis. The Fund’s strategy of avoiding more-credit-sensitive financial companies benefited relative Fund performance.

What areas of investment detracted from Fund performance?

The Fund’s investments in the energy and consumer discretionary sectors hurt relative Fund returns. The Fund was underweight in energy, but relative performance suffered due to the Fund’s bias toward investing in exploration and production companies as well as oil services companies, which sustained much more damage than the more-diversified integrated oils segment as energy prices collapsed from mid-summer highs. Fund holdings in oil services company Smith International, Inc., as well as exploration and production firm Newfield Exploration Co. were among the Fund’s poorer performers in the energy sector. Fund holdings in the consumer discretionary sector underperformed by a relatively small margin, but the Fund’s substantial overweight in the sector penalized Fund returns. Fund holdings in auto parts manufacturer BorgWarner Inc. and media companies Liberty Global, Inc. and Scripps Networks Interactive, Inc. were among the Fund’s disappointments. The Fund also was at a disadvantage in not owning any consumer staples stocks — the best-performing sector in the S&P 500 Index during the reporting period.

What is your outlook for the near term?

The credit crisis and volatile financial markets have had a negative impact on virtually every economy in the world. The global economic malaise could likely extend well into 2009 before some improvement is seen as aggressive efforts to stimulate economic growth by U.S. and international authorities begin to take root. Lower food and fuel costs should take some pressure off household budgets, and lower commodity costs may help cushion profit margins for companies experiencing a decline in demand for their products.

No one can be certain when the global economy will begin to firm or when the stock market will begin reflecting an improving economic climate. The potential for positive growth drives us to continue to search for high-quality corporate citizens capable of building market share and growing earnings faster than their peers across economic and market cycles. After 2008’s dramatic decline in the equity market, many equities of such advantaged growth companies are trading at prices that conform to the Fund’s value criteria.

Subadviser:
Neuberger Berman Management Inc.

Portfolio Managers:
Arthur Moretti, CFA and Ingrid Dyott

4 Annual Report 2008

Fund Performance	Neuberger Berman NVIT Socially Responsible Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

		Gross	Net
		Expense	Expense
	Inception[2]	Ratio*	Ratio*

Class I	-35.25%	0.85%	0.83%

Class II	-35.27%	1.10%	1.07%

*	Expenses are estimated based on the Fund’s projected average net assets for 2008. There are no actual fees or expenses for the Fund in 2007 because the Fund commenced operations after December 31, 2007. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on March 25, 2008.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Neuberger Berman NVIT Socially Responsible Fund versus performance of the Standard & Poor’s 500 Index (S&P 500)(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	Neuberger Berman NVIT Socially Responsible Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
Neuberger Berman NVIT			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Socially Responsible Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class I	Actual		1,000.00	670.40	3.69	0.88
	Hypothetical	[b]	1,000.00	1,020.71	4.48	0.88

Class II	Actual		1,000.00	670.80	4.12	0.98
	Hypothetical	[b]	1,000.00	1,020.21	4.99	0.98

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	Neuberger Berman NVIT Socially Responsible Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	97.1%
Repurchase Agreement	2.9%

100.0%

Top Industries

Media	15.8%
Semiconductors & Semiconductor Equipment	8.4%
Electronic Equipment & Instruments	8.0%
Oil, Gas & Consumable Fuels	7.5%
Insurance	6.1%
Capital Markets	5.2%
Machinery	5.0%
Multi-Utility	4.7%
Biotechnology	4.6%
Industrial Conglomerates	3.6%
Other	31.1%

100.0%

Top Holdings

Altera Corp.	5.5%
Danaher Corp.	5.0%
Comcast Corp., Special Class A	4.9%
National Instruments Corp.	4.7%
Scripps Networks Interactive, Inc., Class A	4.3%
Washington Post Co. (The), Class B	4.2%
Genzyme Corp.	4.2%
3M Co.	3.6%
Canadian National Railway Co.	3.4%
Anixter International, Inc.	3.3%
Other*	56.9%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 97.1%

	Shares	Market Value

Auto Components 2.0%
BorgWarner, Inc.	245,750	$5,349,978

Automobiles 2.0%
Toyota Motor Corp. ADR — JP	78,940	5,165,834

Biotechnology 4.6%
Genzyme Corp.	167,865	11,141,200
Medarex, Inc.	212,175	1,183,937

		12,325,137

Capital Markets 5.2%
Bank of New York Mellon Corp. (The)	304,435	8,624,643
Charles Schwab Corp. (The)	321,075	5,191,783

		13,816,426

Chemicals 3.0%
Praxair, Inc.	134,855	8,004,993

Diversified Financial Services 3.4%
CME Group, Inc.	10,685	2,223,655
IntercontinentalExchange, Inc.	83,410	6,876,321

		9,099,976

Electronic Equipment & Instruments 8.0%
Anixter International, Inc.	296,600	8,933,592
National Instruments Corp.	509,815	12,419,093

		21,352,685

Energy Equipment & Services 1.8%
Smith International, Inc.	206,315	4,722,550

Health Care Providers & Services 2.6%
UnitedHealth Group, Inc.	256,255	6,816,383

Industrial Conglomerate 3.6%
3M Co.	164,805	9,482,880

Insurance 6.1%
Progressive Corp. (The)	511,715	7,578,499
Willis Group Holdings Ltd.	342,900	8,531,352

		16,109,851

Life Sciences Tools & Services 1.0%
Millipore Corp.	53,665	2,764,821

Machinery 5.0%
Danaher Corp.	233,150	13,198,622

Media 15.8%
Comcast Corp., Special Class A	799,760	12,916,124
Liberty Global, Inc., Series A*	357,760	5,695,539
Liberty Global, Inc., Series C*	61,240	929,623
Scripps Networks Interactive, Inc., Class A	514,415	11,317,130
Washington Post Co. (The), Class B	28,750	11,219,688

		42,078,104

Multi-Utility 4.7%
National Grid PLC(a)	351,341	3,470,913
National Grid PLC ADR — GB	176,889	8,925,819

		12,396,732

Oil, Gas & Consumable Fuels 7.5%
BG Group PLC(a)	454,930	6,295,413
BG Group PLC ADR — GB(a)	520	36,998
Cimarex Energy Co.	209,825	5,619,113
Newfield Exploration Co.	397,025	7,841,244

		19,792,768

Pharmaceuticals 3.3%
Novo Nordisk AS ADR — DK	115,650	5,943,253
Novo Nordisk AS, Class B(a)	56,330	2,906,236

		8,849,489

Professional Services 2.8%
Manpower, Inc.	219,775	7,470,152

Road & Rail 3.4%
Canadian National Railway Co.	246,465	9,060,053

Semiconductors & Semiconductor Equipment 8.4%
Altera Corp.	872,020	14,571,454
Texas Instruments, Inc.	493,600	7,660,672

		22,232,126

Software 2.9%
Intuit, Inc.	328,685	7,819,416

Total Common Stocks (cost $382,085,127)		257,908,976

8 Annual Report 2008

Repurchase Agreement 2.9%

	Principal Amount	Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $7,585,036, collateralized by Treasury Bills and U.S. Government Discount Notes 0.00%, maturing 01/30/09 — 06/24/09; total market value of $7,736,723	$7,585,023	$7,585,023

Total Repurchase Agreement (cost $7,585,023)		7,585,023

Total Investments (cost $389,670,150) (b) — 100.0%		265,493,999

Other assets in excess of liabilities — 0.0%		100,352

NET ASSETS — 100.0%		$265,594,351

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AS	Stock Corporation

DK	Denmark

GB	United Kingdom

JP	Japan

Ltd.	Limited

PLC	Public Limited Co.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 9

Statement of Assets and Liabilities
December 31, 2008

Neuberger
Berman NVIT
Socially
Responsible Fund

Assets:
Investments, at value (cost $382,085,127)	$257,908,976
Repurchase agreement, at value and cost	7,585,023

Total Investments	265,493,999

Cash	28,454
Foreign currencies, at value (cost $4,352)	3,819
Interest and dividends receivable	352,862
Receivable from adviser	234
Receivable for capital shares issued	36

Total Assets	265,879,404

Liabilities:
Payable for capital shares redeemed	53,362
Accrued expenses and other payables:
Investment advisory fees	141,811
Fund administration fees	10,835
Distribution fees	18,900
Administrative services fees	11,613
Custodian fees	3,605
Trustee fees	2,645
Compliance program costs (Note 3)	5,398
Professional fees	29,732
Printing fees	2,468
Other	4,684

Total Liabilities	285,053

Net Assets	$265,594,351

Represented by:
Capital	$409,040,814
Accumulated undistributed net investment loss	25,431
Accumulated net realized losses from investment and foreign currency transactions	(19,293,443)
Net unrealized appreciation/(depreciation) from investments	(124,176,151)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(2,300)

Net Assets	$265,594,351

Net Assets:
Class I Shares	$8,022,553
Class II Shares	257,571,798

Total	$265,594,351

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,244,909
Class II Shares	40,007,233

Total	41,252,142

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.44
Class II Shares	$6.44

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Operations
For the Period Ended December 31, 2008

Neuberger
Berman NVIT
Socially
Responsible Fund(a)

INVESTMENT INCOME:
Interest income	$33,929
Dividend income	1,817,105

Total Income	1,851,034

EXPENSES:
Investment advisory fees	803,303
Fund administration fees	57,631
Distribution fees Class II Shares	299,731
Administrative services fees Class I Shares	1,567
Administrative services fees Class II Shares	61,174
Custodian fees	4,887
Trustee fees	4,847
Compliance program costs (Note 3)	5,398
Professional fees	33,768
Printing fees	16,641
Other	22,765

Total expenses before reimbursed/waived expenses and earnings credit	1,311,712

Earnings credit (Note 4)	(234)
Distribution fees voluntarily waived-Class II	(191,664)
Expenses reimbursed by Adviser	(4,126)

Net Expenses	1,115,688

NET INVESTMENT INCOME	735,346

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(19,293,443)
Net realized gains from foreign currency transactions	74,957

Net realized losses from investment and foreign currency transactions	(19,218,486)

Net change in unrealized appreciation/(depreciation) from investments	(124,176,151)
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	(2,300)

Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	(124,178,451)

Net realized/unrealized losses from investments and foreign currency translations	(143,396,937)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(142,661,591)

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Changes in Net Assets

Neuberger
Berman NVIT
Socially
Responsible Fund

Period Ended
December 31, 2008 (a)
Operations:
Net investment income	$735,346
Net realized losses from investment and foreign currency transactions	(19,218,486)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(124,178,451)

Change in net assets resulting from operations	(142,661,591)

Distributions to Shareholders From:
Net investment income:
Class I	(28,910)
Class II	(756,019)
Net realized gains:
Class I	—
Class II	—

Change in net assets from shareholder distributions	(784,929)

Change in net assets from capital transactions	409,040,871

Change in net assets	265,594,351

Net Assets:
Beginning of period	—

End of period	$265,594,351

Accumulated undistributed net investment loss at end of period	$25,431

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$13,822,130
Dividends reinvested	28,910
Cost of shares redeemed	(2,066,196)

Total Class I	11,784,844

Class II Shares
Proceeds from shares issued	23,592,269
Issued from in-kind transactions (Note 9)	388,439,904
Dividends reinvested	756,019
Cost of shares redeemed	(15,532,165)

Total Class II	397,256,027

Change in net assets from capital transactions	$409,040,871

SHARE TRANSACTIONS:
Class I Shares
Issued	1,486,410
Reinvested	4,546
Redeemed	(246,047)

Total Class I Shares	1,244,909

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Neuberger
Berman NVIT
Socially
Responsible Fund

Period Ended
December 31, 2008 (a)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	1,275,170
Issued from in-kind transactions (Note 9)	40,590,898
Reinvested	122,027
Redeemed	(1,980,862)

Total Class II Shares	40,007,233

Total change in shares	41,252,142

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period indicated)

Neuberger Berman NVIT Socially Responsible Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning of	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (e)
Class I Shares
Period Ended December 31, 2008 (d)	$10.00	0.04	(3.56)	(3.52)	(0.04)	–	(0.04)	$6.44	(35.25%)	$8,022,553	0.82%	0.74%	0.93%	38.63%

Class II Shares
Period Ended December 31, 2008 (d)	$10.00	0.04	(3.56)	(3.52)	(0.04)	–	(0.04)	$6.44	(35.27%)	$257,571,798	0.91%	0.59%	1.07%	38.63%
Amounts designated as “-” are zero or have been rounded to zero.

(a)	Not annualized.
(b)	Annualized.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Neuberger Berman NVIT Socially Responsible Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 15

Notes to Financial Statements (Continued)
December 31, 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

16 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$245,199,416	$—	$20,294,583	$—	$—	$—	$265,493,999	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

Distributions received from REITs are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, capital gain distributions received and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Neuberger Berman Management Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

18 Annual Report 2008

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the period ended December 31, 2008.

Fee Schedule	Total Fees

All Assets	0.65%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $356,754 for the period ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.78% for the Fund’s Class I and Class II shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount
For the Period Ended
December 31, 2008 (a)

$4,126

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund,

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares until at least August 1, 2009.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the period ended December 31, 2008, NFS received $51,127 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended December 31, 2008, the Fund’s portion of such costs was $5,398.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

20 Annual Report 2008

5. Investment Transactions

For the period ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $66,878,541 and sales of $54,882,075.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Social Policy Risk. The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:

•	undervalued stocks that do not meet the social criteria could outperform those that do;

•	economic or political changes could make certain companies less attractive for investment; or

•	the social policy could cause the Fund to sell or avoid stocks that subsequently perform well.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

9. Other

During the period ended December 31, 2008, the Fund issued 40,590,898 shares of beneficial interest in exchange for in-kind securities tendered to the Fund by the purchaser of such shares. The securities were used by the purchaser as in-kind consideration for the purchase of shares of beneficial interest on August 11, 2008, with a market value of $388,439,904.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

10. Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2008, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$715,433	$—	$715,433	$—	$715,433

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$94,927	$—	$94,927	$(69,496)	$(19,120,734)	$(124,351,160)	$(143,446,463)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$389,842,859	$566,482	$(124,915,342)	$(124,348,860)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

22 Annual Report 2008

Amount	Expires

$10,551,598	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $8,569,136.

2008 Annual Report 23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Neuberger Berman NVIT Socially Responsible Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008 and the results of its operations, the changes in its net assets and the financial highlights for the period March 25, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

24 Annual Report 2008

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 100.00% of income dividends that qualify for the dividends received deduction available to corporations.

2008 Annual Report 25

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

26 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

28 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 31

NVIT Bond Index Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

36	Statement of Assets and Liabilities

37	Statement of Operations

38	Statements of Changes in Net Assets

39	Financial Highlights

40	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-BDX (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Index): An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with BlackRock Investment Management, LLC.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Bond Index Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Bond Index Fund (Class Y at NAV) returned 4.74% versus 5.24% for its benchmark, the Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Index). For broader comparison, the average return for the Fund’s Lipper peer category of Intermediate Investment Grade Debt Funds (consisting of 64 funds as of December 31, 2008) was -3.00% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

Amid the historic negative events in the economy and financial markets, investors retreated to the safest and most liquid investments. This flight to quality had a positive impact on U.S. Treasury, Agency and Agency mortgage-backed securities (MBS), which posted gains of 13.74%, 9.08% and 8.34%, as measured by their respective BARCAP indexes. Consequently, these sectors were the strongest performers in the BARCAP U.S. Aggregate Index for the reporting period.

What areas of investment detracted from Fund performance?

By contrast, corporate bonds and securitized issues lagged the broad market. The broad corporate bond sector registered -4.94%, with the greatest underperformance coming from financials, which registered -8.37% for the reporting period. Among securitized issues, commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) were the weakest performers, registering -20.52%, and -12.72%, respectively.

What is your outlook for the near term?

In today’s environment, we believe that higher-quality assets, such as MBS and AAA-rated CMBS, represent good investment value. The corporate market also has some pockets of value, because spreads versus Treasuries have extended to historically wide levels. MBS assets have strengthened in response to the Federal Reserve Board’s November 2008 announcement that the Fed will purchase up to $500 billion in MBS (Fannie Mae, Freddie Mac, and Ginnie Mae — the government-sponsored enterprises involved with a large portion of the U.S. residential mortgage market). Since the announcement, option-adjusted spreads on MBS have narrowed by 30 basis points, or 0.30%, and the positive effect on these assets should continue. As stability returns to the financial markets, spreads on high-quality mortgage and commercial mortgage bonds should gradually begin to recover. While one month does not make a trend, we were encouraged by the outperformance of spread sectors during December 2008; in that month, CMBS advanced 16.98%, broad corporates gained 6.80%, and MBS returned 1.72%. We are cautiously optimistic that these positive signs will continue into 2009.

Subadviser:

BlackRock Investment Management, LLC

Portfolio Managers:

Scott Amero, Curtis Arledge, Matthew Marra and Andrew Phillips

4 Annual Report 2008

Fund Performance	NVIT Bond Index Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

			Gross	Net
			Expense	Expense
	1 Yr.	Inception[2]	Ratio*	Ratio*

Class Y	4.74%	5.74%	0.29%	0.29%

*	As of December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on April 20, 2007.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Bond Index Fund versus performance of the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Index)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	NVIT Bond Index Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Bond Index Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class Y	Actual		1,000.00	1,036.20	1.74	0.34
	Hypothetical	[b]	1,000.00	1,023.43	1.73	0.34

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period to reflect a one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with the SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	NVIT Bond Index Fund
December 31, 2008 (Unaudited)

Asset Allocation

U.S. Government Mortgage Backed Agencies	38.7%
U.S. Government Sponsored & Agency Obligations	28.2%
Corporate Bonds	18.7%
Repurchase Agreement	7.4%
Commercial Mortgage Backed Securities	6.1%
Sovereign Bonds	3.3%
Asset-Backed Securities	1.0%
Yankee Dollars	0.9%
Collateralized Mortgage Obligations	0.3%
Municipal Bonds	0.1%
Liabilities in excess of other assets	(4.7)%

100.0%

Top Industries

Diversified Financial Services	5.1%
Banks	5.1%
Other Financial	3.5%
Telecommunications	1.2%
Oil, Gas & Consumable Fuels	1.2%
Specialty Retail	0.8%
Media	0.7%
Insurance	0.6%
Hotels, Restaurants & Leisure	0.6%
Electric Utilities	0.6%
Other	80.6%

100.0%

Top Holdings

Fannie Mae Pool, Pool #888233, 5.00%, 11/01/35	4.2%
U.S. Treasury Notes, 4.50%, 09/30/11	2.4%
U.S. Treasury Bond, 6.25%, 08/15/23	2.0%
Freddie Mac Gold Pool, Pool #A49653, 5.50%, 06/01/36	1.8%
U.S. Treasury Notes, 2.00%, 09/30/10	1.7%
Federal Home Loan Mortgage Corp., 2.75%, 04/11/11	1.6%
Federal Home Loan Mortgage Corporation TBA, 6.00%, 01/15/37	1.5%
Federal Home Loan Mortgage Corporation TBA, 4.50%, 01/15/23	1.4%
Freddie Mac Gold Pool, Pool #G02186, 5.00%, 05/01/36	1.3%
U.S. Treasury Notes, 2.75%, 02/28/13	1.3%
Other*	80.8%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

NVIT Bond Index Fund

Asset-Backed Securities 1.0%

	Principal Amount	Market Value

Auto Loans 0.4%
Honda Auto Receivables Owner Trust, Series 2006-3, Class A3, 6.55%, 10/15/10	$4,630,661	$4,597,123
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 12/15/09	462,127	461,945

		5,059,068

Credit Card Loans 0.5%
Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 05/10/13	7,006,000	6,707,749

Home Equity Loans 0.1% (a)
Aegis Asset Backed Securities Trust, Series 2006-1, Class A1, 0.55%, 01/25/37	2,336,447	2,189,378

Total Asset-Backed Securities (cost $14,537,976)		13,956,195

Collateralized Mortgage Obligations 0.3% (a)

Banks 0.3%
Merrill Lynch Mortgage Investors, Inc., Series 2005-A7, Class 2A1, 5.39%, 09/25/35	$6,013,656	3,827,791

Total Collateralized Mortgage Obligations (cost $5,751,064)		3,827,791

Commercial Mortgage Backed Securities 6.1%

Banks 2.8%
Banc of America Commercial Mortgage, Inc.
Series 2005-4, Class A5A, 4.93%, 07/10/45	2,784,000	2,258,596
Series 2006-6, Class A4, 5.36%, 10/10/45	4,070,000	3,110,147
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2, 7.20%, 10/15/32	4,309,265	4,329,346
First Union National Bank-Bank of America Commercial Mortgage Trust, Series 2001-C1, Class A2, 6.14%, 03/15/33	2,950,719	2,886,299
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB3, Class A3, 6.47%, 11/15/35	3,256,000	3,150,240
Series 2001-CIB3, Class C, 7.09%, 11/15/35 (b)(a)(c)	1,858,000	1,805,630
Series 2001-CIBC, Class B, 6.45%, 03/15/33	3,746,000	3,520,595
Series 2005-FL1A, Class A2, 1.38%, 02/15/19 (b)(a)(c)	14,375,000	10,824,984
Series 2005-LDP4, Class AM, 5.00%, 10/15/42 (a)	2,224,000	1,305,970
Series 2006-LDP7, Class A4, 6.07%, 04/15/45 (a)	3,339,000	2,663,710
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class C, 7.12%, 04/15/34	1,711,000	1,635,134

		37,490,651

Diversified Financial Services 2.0%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class AJ, 4.66%, 06/11/41	1,991,000	874,352
CS First Boston Mortgage Securities Corp.
Series 2001-CK1, Class C, 6.73%, 12/18/35	2,988,000	2,930,573
Series 2002-CKS4, Class A2, 5.18%, 11/15/36	2,950,000	2,696,406
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4, 5.91%, 07/10/38 (a)	8,680,000	6,774,386
Series 2007-GG9, Class A4, 5.44%, 03/10/39	7,380,000	5,617,154
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28%, 08/10/38 (a)	3,067,000	2,578,544
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 4.31%, 11/15/32	3,109,000	2,738,753
Morgan Stanley Capital I, Series 2005-T19, Class A2, 4.73%, 06/12/47	3,097,000	2,839,055

		27,049,223

Electric Power 0.2%
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A2, 4.35%, 06/10/48	3,539,000	3,313,673

8 Annual Report 2008

Commercial Mortgage Backed Securities (continued)
	Principal Amount	Market Value

Hotels, Restaurants & Leisure 0.6% (a)(b)(c)
TW Hotel Funding 2005 LLC, Series 2005-LUX, Class A1, 1.45%, 01/15/21	$9,567,310	$8,641,791

Mortgage-Backed 0.5% (a)
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, 4.98%, 05/10/43	8,820,000	7,244,602

Total Commercial Mortgage Backed Securities (cost $100,130,860)		83,739,940

Corporate Bonds 18.7%

Aerospace & Defense 0.2%
Boeing Co., 6.13%, 02/15/33	295,000	307,343
Lockheed Martin Corp.
7.65%, 05/01/16	177,000	204,002
Series B, 6.15%, 09/01/36	354,000	383,817
United Technologies Corp.
6.35%, 03/01/11	398,000	420,824
4.88%, 05/01/15	795,000	774,951
5.40%, 05/01/35	442,000	416,544

		2,507,481

Airline 0.0% (b)(c)
Qantas Airways Ltd., 6.05%, 04/15/16	177,000	161,871

Auto Components 0.0%
Johnson Controls, Inc.
5.25%, 01/15/11	177,000	162,653
4.88%, 09/15/13	177,000	139,427

		302,080

Banks 1.8%
Banco Nacional de Comercio Exterior SNC, 3.88%, 01/21/09 (b)(c)	59,000	58,776
Bank of New York Mellon Corp. (The), 5.13%, 08/27/13	1,200,000	1,226,203
Bank of Tokyo-Mitsubishi UFJ Ltd., 7.40%, 06/15/11	354,000	342,718
Bank One Corp.
7.88%, 08/01/10	59,000	61,841
5.25%, 01/30/13	147,000	143,372
8.00%, 04/29/27	290,000	310,891
BB&T Corp.
6.50%, 08/01/11	2,242,000	2,269,330
4.75%, 10/01/12	236,000	224,643
Capital One Bank USA NA
5.75%, 09/15/10	236,000	229,054
5.13%, 02/15/14	765,000	707,776
Charter One Bank NA, 6.38%, 05/15/12	700,000	689,597
Comerica, Inc., 4.80%, 05/01/15	177,000	135,520
Deutsche Bank AG London, 4.88%, 05/20/13	1,250,000	1,227,238
Eksportfinans AS, 5.50%, 05/25/16	383,000	417,364
Fifth Third Bank, 4.20%, 02/23/10	1,018,000	979,618
HBOS PLC, 5.46%, 11/29/49 (b)(c)	354,000	172,829
HSBC Bank USA NA
4.63%, 04/01/14	590,000	546,636
6.00%, 08/09/17	350,000	343,432
5.88%, 11/01/34	717,000	698,053
5.63%, 08/15/35	250,000	235,193
Huntington National Bank (The), 5.50%, 02/15/16	300,000	240,545
JPMorgan Chase Bank NA
5.88%, 06/13/16	442,000	440,958
6.00%, 10/01/17	1,000,000	1,008,679
KeyBank NA
5.70%, 08/15/12	265,000	234,729
5.80%, 07/01/14	147,000	129,381
6.95%, 02/01/28	225,000	172,724
Korea Development Bank
4.75%, 07/20/09	885,000	876,518
5.75%, 09/10/13	118,000	107,461
Marshall & Ilsley Bank, 5.25%, 09/04/12	162,000	145,637
MBNA Corp., 5.00%, 05/04/10	324,000	322,770
National City Bank, 6.20%, 12/15/11	300,000	281,627
Regions Financial Corp., 6.38%, 05/15/12	1,268,000	1,114,684
Royal Bank of Scotland Group PLC
5.00%, 11/12/13	236,000	207,959
5.05%, 01/08/15	316,000	268,223
Santander Central Hispano Issuances Ltd., 7.63%, 09/14/10	59,000	57,627
St. George Bank Ltd., 5.30%, 10/15/15 (b)(c)	236,000	227,193
SunTrust Bank
5.20%, 01/17/17	177,000	162,775
5.45%, 12/01/17	183,000	170,153

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Banks (continued)

Synovus Financial Corp., 4.88%, 02/15/13	$88,000	$75,975
UBS AG
5.88%, 07/15/16	1,121,000	1,039,326
5.88%, 12/20/17	350,000	321,526
Union Planters Corp., 4.38%, 12/01/10	88,000	82,641
UnionBanCal Corp., 5.25%, 12/16/13	206,000	175,479
US Bancorp, Series P, 4.50%, 07/29/10	295,000	294,014
US Bank NA
6.38%, 08/01/11	501,000	521,182
4.95%, 10/30/14	265,000	268,062
4.80%, 04/15/15	133,000	135,182
Wachovia Bank NA
5.60%, 03/15/16	708,000	658,090
6.60%, 01/15/38	1,000,000	1,084,908
Wells Fargo & Co.
4.20%, 01/15/10	472,000	473,465
4.63%, 08/09/10	370,000	371,701
5.13%, 09/15/16	206,000	207,053
5.38%, 02/07/35	457,000	453,362
5.95%, 08/26/36	905,000	938,402

		24,290,095

Beverages 0.2%
Anheuser-Busch Cos., Inc.
4.38%, 01/15/13	29,000	27,042
5.00%, 03/01/19	236,000	202,545
5.75%, 04/01/36	324,000	262,339
6.00%, 11/01/41	147,000	113,030
Bottling Group LLC, 4.63%, 11/15/12	413,000	417,605
Coca-Cola Bottling Co. Consolidated, 5.00%, 11/15/12	88,000	85,041
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	354,000	384,921
6.95%, 11/15/26	147,000	148,031
6.75%, 09/15/28	351,000	350,953
Miller Brewing Co., 5.50%, 08/15/13 (b)(c)	147,000	137,061
Pepsi Bottling Group, Inc., 7.00%, 03/01/29	206,000	229,107
PepsiAmericas, Inc., 4.88%, 01/15/15	442,000	399,072

		2,756,747

Building Products 0.0%
Lafarge SA, 6.50%, 07/15/16	265,000	178,802
Stanley Works (The), 4.90%, 11/01/12	133,000	130,147

		308,949

Chemicals 0.2%
Albemarle Corp., 5.10%, 02/01/15	118,000	104,361
Clorox Co., 4.20%, 01/15/10	313,000	309,221
Cytec Industries, Inc., 6.00%, 10/01/15	162,000	132,634
Dow Chemical Co. (The), 6.00%, 10/01/12	590,000	569,964
E.I. du Pont de Nemours & Co., 5.25%, 12/15/16	885,000	879,534
Lubrizol Corp.
5.50%, 10/01/14	354,000	321,819
6.50%, 10/01/34	147,000	119,291
Praxair, Inc., 3.95%, 06/01/13	177,000	171,712
Rohm & Haas Co., 7.85%, 07/15/29	118,000	115,876
Yara International ASA, 5.25%, 12/15/14 (b)(c)	147,000	132,083

		2,856,495

Consumer Goods 0.1%
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13 (b)(c)	177,000	166,168
Fortune Brands, Inc.
5.13%, 01/15/11	413,000	396,689
5.38%, 01/15/16	265,000	221,342
Procter & Gamble Co.
4.85%, 12/15/15	177,000	192,811
5.80%, 08/15/34	545,000	588,529

		1,565,539

Containers & Packaging 0.0%
Newell Rubbermaid, Inc., 4.00%, 05/01/10	88,000	84,097

Diversified Financial Services 3.0%
AXA Financial, Inc.
7.75%, 08/01/10	265,000	263,910
7.00%, 04/01/28	133,000	114,350
Bank of America Corp.
6.60%, 05/15/10	118,000	119,348
4.50%, 08/01/10	206,000	205,929
4.38%, 12/01/10	590,000	591,226
5.38%, 08/15/11	383,000	389,990
4.88%, 09/15/12	289,000	285,177

10 Annual Report 2008

Corporate Bonds (continued)
	Principal Amount	Market Value

Diversified Financial Services (continued)

4.88%, 01/15/13	$649,000	$639,324
4.75%, 08/01/15	619,000	583,786
5.25%, 12/01/15	737,000	658,857
6.00%, 06/15/16	295,000	294,822
5.63%, 10/14/16	1,460,000	1,434,062
5.30%, 03/15/17	200,000	189,905
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	369,000	360,256
5.30%, 10/30/15	177,000	170,291
4.65%, 07/02/18	354,000	324,244
4.55%, 06/23/10	3,657,000	3,651,569
Capital One Financial Corp.
5.50%, 06/01/15	442,000	385,662
5.25%, 02/21/17	304,000	261,772
Citigroup, Inc.
4.13%, 02/22/10	531,000	523,261
4.63%, 08/03/10	324,000	318,657
6.50%, 01/18/11	133,000	133,583
5.13%, 02/14/11	88,000	85,887
6.00%, 02/21/12	147,000	145,372
5.25%, 02/27/12	1,750,000	1,695,820
5.63%, 08/27/12	295,000	276,541
5.30%, 01/07/16	1,979,000	1,825,188
5.85%, 08/02/16	413,000	399,970
6.63%, 06/15/32	333,000	317,627
5.88%, 02/22/33	118,000	102,876
5.88%, 05/29/37	250,000	249,811
Golden West Financial Corp., 4.75%, 10/01/12	156,000	145,123
Goldman Sachs Group, Inc. (The)
6.60%, 01/15/12	103,000	101,626
5.25%, 10/15/13	870,000	799,227
5.13%, 01/15/15	664,000	609,196
5.35%, 01/15/16	1,077,000	983,545
5.75%, 10/01/16	1,000,000	937,062
5.63%, 01/15/17	2,100,000	1,804,062
6.13%, 02/15/33	1,150,000	1,048,407
6.75%, 10/01/37	500,000	405,934
HSBC Holdings PLC, 6.50%, 05/02/36	400,000	406,124
Jefferies Group, Inc., 6.25%, 01/15/36	177,000	105,085
JPMorgan Chase & Co.
4.50%, 11/15/10	1,622,000	1,643,399
4.60%, 01/17/11	590,000	579,565
6.63%, 03/15/12	643,000	658,687
4.75%, 03/01/15	254,000	238,418
5.15%, 10/01/15	501,000	473,073
6.00%, 01/15/18	1,250,000	1,319,405
Kreditanstalt fuer Wiederaufbau
4.13%, 10/15/14	708,000	739,305
4.38%, 07/21/15	1,445,000	1,540,081
Landwirtschaftliche Rentenbank
4.88%, 02/14/11	885,000	928,592
5.25%, 07/15/11	350,000	372,939
5.13%, 02/01/17	750,000	851,944
Morgan Stanley
5.05%, 01/21/11	1,030,000	989,309
6.60%, 04/01/12	501,000	484,362
5.30%, 03/01/13	664,000	602,176
4.75%, 04/01/14	590,000	449,514
5.45%, 01/09/17	2,655,000	2,188,469
7.25%, 04/01/32	324,000	277,972
National City Corp., 4.90%, 01/15/15	354,000	294,979
PNC Funding Corp., 5.25%, 11/15/15	354,000	340,948
Wachovia Corp.
5.30%, 10/15/11	2,065,000	1,991,538
4.88%, 02/15/14	183,000	168,118
5.50%, 08/01/35	487,000	385,709

		41,862,966

Diversified Manufacturing 0.4%
3M Co, 5.70%, 03/15/37	415,000	453,301
Exelon Corp., 5.63%, 06/15/35	836,000	527,735
Honeywell International, Inc.
6.13%, 11/01/11	147,000	154,014
5.40%, 03/15/16	705,000	722,583
International Paper Co.
4.00%, 04/01/10	501,000	482,116
5.95%, 10/30/12	43,000	37,109
5.30%, 04/01/15	206,000	143,205
Kimberly-Clark Corp.
5.63%, 02/15/12	295,000	305,881
4.88%, 08/15/15	800,000	796,371
Masco Corp.
5.88%, 07/15/12	212,000	173,839
4.80%, 06/15/15	354,000	239,300
6.13%, 10/03/16	585,000	401,515
Pitney Bowes, Inc.
4.75%, 01/15/16	295,000	273,286
4.75%, 05/15/18	88,000	82,177
Westvaco Corp., 7.95%, 02/15/31	118,000	81,305
Weyerhaeuser Co.
6.75%, 03/15/12	782,000	700,007
7.38%, 03/15/32	221,000	143,484

		5,717,228

Electric Power 0.1%
Ohio Power Co., 6.00%, 06/01/16	751,000	718,544

2008 Annual Report 11

Statement of Investments (Continued)
December 31, 2008

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Electric Utilities 0.6%
Alabama Power Co., 5.70%, 02/15/33	$574,000	$549,554
Appalachian Power Co., Series L, 5.80%, 10/01/35	206,000	170,139
Arizona Public Service Co., 5.50%, 09/01/35	215,000	123,049
Baltimore Gas & Electric Co., 5.90%, 10/01/16	1,135,000	1,029,702
Commonwealth Edison Co., Series 98, 6.15%, 03/15/12	118,000	115,006
Consolidated Edison Co. of New York, Inc.
Series 02-B, 4.88%, 02/01/13	124,000	122,102
Series 03-A, 5.88%, 04/01/33	118,000	111,979
Series 05-C, 5.38%, 12/15/15	177,000	173,733
Series 99-B, 7.15%, 12/01/09	35,000	35,805
Consumers Energy Co., Series F, 4.00%, 05/15/10	238,000	231,822
Exelon Corp., 4.90%, 06/15/15	413,000	338,590
Florida Power & Light Co.
4.85%, 02/01/13	147,000	145,941
5.85%, 02/01/33	100,000	109,051
5.95%, 10/01/33	77,000	85,128
5.40%, 09/01/35	130,000	133,965
5.65%, 02/01/37	450,000	480,607
Florida Power Corp., 5.90%, 03/01/33	318,000	331,080
Georgia Power Co., Series K, 5.13%, 11/15/12	106,000	106,834
Metropolitan Edison Co., 4.88%, 04/01/14	236,000	214,303
MidAmerican Energy Co., 5.80%, 10/15/36	550,000	495,085
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	634,000	632,423
6.13%, 04/01/36	845,000	785,716
Ohio Power Co., Series G, 6.60%, 02/15/33	236,000	217,689
Pacific Gas & Electric Co., 4.20%, 03/01/11	708,000	699,414
PSEG Power LLC
6.95%, 06/01/12	74,000	73,014
5.50%, 12/01/15	413,000	369,086
Public Service Electric & Gas Co., Series B, 5.13%, 09/01/12	195,000	191,982
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	117,539
Southern Power Co., Series B, 6.25%, 07/15/12	251,000	256,575
Wisconsin Electric Power Co., 5.63%, 05/15/33	59,000	54,850

		8,501,763

Electronic Equipment & Instruments 0.2%
Cooper Industries, Inc., 5.50%, 11/01/09	103,000	103,056
General Electric Co., 5.00%, 02/01/13	929,000	939,489
Motorola, Inc.
7.63%, 11/15/10	159,000	140,913
7.50%, 05/15/25	206,000	112,864
Northrop Grumman Systems Corp.
7.13%, 02/15/11	611,000	635,296
7.75%, 02/15/31	118,000	144,103
Raytheon Co.
5.50%, 11/15/12	88,000	88,957
6.40%, 12/15/18	206,000	222,998
7.00%, 11/01/28	133,000	151,868
Rockwell Collins, Inc., 4.75%, 12/01/13	295,000	299,237

		2,838,781

Food & Staples Retailing 0.1%
Kroger Co. (The)
6.80%, 04/01/11	201,000	207,535
6.20%, 06/15/12	236,000	240,163
7.50%, 04/01/31	257,000	285,344
Yum! Brands, Inc., 8.88%, 04/15/11	118,000	119,521

		852,563

Food Processors 0.4%
Archer-Daniels-Midland Co.
5.94%, 10/01/32	345,000	327,931
5.38%, 09/15/35	147,000	128,670
Campbell Soup Co., 4.88%, 10/01/13	236,000	239,722
ConAgra Foods, Inc., 6.75%, 09/15/11	88,000	88,955
General Mills, Inc., 6.00%, 02/15/12	267,000	276,977
Hershey Co. (The), 5.45%, 09/01/16	383,000	379,250
Kellogg Co., Series B, 7.45%, 04/01/31	147,000	179,604
Kraft Foods, Inc.
4.13%, 11/12/09	590,000	590,902
5.63%, 11/01/11	468,000	478,196

12 Annual Report 2008

Corporate Bonds (continued)
	Principal Amount	Market Value

Food Processors (continued)

6.00%, 02/11/13	$550,000	$558,925
6.50%, 11/01/31	189,000	181,396
7.00%, 08/11/37	500,000	507,414
Sara Lee Corp., 6.25%, 09/15/11	251,000	248,475
SYSCO Corp., 5.38%, 09/21/35	106,000	99,500
Unilever Capital Corp.
7.13%, 11/01/10	324,000	346,497
5.90%, 11/15/32	206,000	205,799
W.M. Wrigley Jr. Co., 4.65%, 07/15/15	215,000	159,100

		4,997,313

Food Products 0.0%
ConAgra Foods, Inc., 7.00%, 10/01/28	221,000	216,803

Gas Distribution 0.2%
Southern California Gas Co., 4.80%, 10/01/12	383,000	388,239
Texas Eastern Transmission LP, 7.30%, 12/01/10	2,275,000	2,219,577

		2,607,816

Health Care Equipment & Supplies 0.1%
Baxter International, Inc., 4.63%, 03/15/15	77,000	77,369
Johnson & Johnson, 4.95%, 05/15/33	663,000	686,853
Medtronic, Inc., Series B, 4.38%, 09/15/10	186,000	185,515

		949,737

Health Care Providers & Services 0.1%
Quest Diagnostics, Inc., 5.45%, 11/01/15	324,000	284,248
UnitedHealth Group, Inc.
5.38%, 03/15/16	295,000	259,978
5.80%, 03/15/36	708,000	539,419

		1,083,645

Home Builder 0.0%
MDC Holdings, Inc., 5.50%, 05/15/13	147,000	115,055

Independent Finance 0.2%
Credit Suisse USA, Inc.
4.13%, 01/15/10	398,000	395,483
6.13%, 11/15/11	265,000	267,661
6.50%, 01/15/12	354,000	362,076
5.13%, 01/15/14	171,000	161,064
5.85%, 08/16/16	400,000	378,244
7.13%, 07/15/32	855,000	909,780

		2,474,308

Industrial Conglomerates 0.1%
AstraZeneca PLC, 5.40%, 06/01/14	295,000	308,357
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	177,000	168,966
Goodrich Corp.
6.29%, 07/01/16	354,000	351,823
6.80%, 07/01/36	185,000	197,516

		1,026,662

Insurance 0.6%
Ace INA Holdings, Inc., 5.88%, 06/15/14	560,000	521,287
Aetna, Inc., 6.00%, 06/15/16	1,100,000	1,011,705
AIG Life Holdings US, Inc., 7.50%, 07/15/25	147,000	80,857
Allstate Corp. (The)
6.13%, 02/15/12	254,000	248,661
5.00%, 08/15/14	295,000	274,214
6.13%, 12/15/32	118,000	101,835
5.55%, 05/09/35	88,000	71,597
5.95%, 04/01/36	118,000	99,898
Chubb Corp., 6.00%, 05/11/37	315,000	300,956
Farmers Insurance Exchange, 8.63%, 05/01/24 (b)(c)	400,000	267,313
Genworth Financial, Inc.
5.75%, 06/15/14	88,000	33,799
6.50%, 06/15/34	206,000	63,304
Hartford Financial Services Group, Inc.
4.75%, 03/01/14	118,000	86,726
6.10%, 10/01/41	59,000	38,237
Infinity Property & Casualty Corp., Series B, 5.50%, 02/18/14	118,000	105,649
Lincoln National Corp., 6.15%, 04/07/36	590,000	373,769
Marsh & McLennan Cos., Inc.
6.25%, 03/15/12	103,000	97,187
5.75%, 09/15/15	543,000	483,664
MetLife, Inc.
6.13%, 12/01/11	640,000	631,260
5.50%, 06/15/14	265,000	244,468
5.70%, 06/15/35	659,000	536,640
Nationwide Mutual Insurance Co., 5.81%, 12/15/24 (b)(c)	295,000	168,150
New York Life Insurance Co., 5.88%, 05/15/33 (b)(c)	200,000	178,111

2008 Annual Report 13

Statement of Investments (Continued)
December 31, 2008

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Insurance (continued)

NLV Financial Corp., 7.50%, 08/15/33 (b)(c)	$74,000	$86,408
Progressive Corp. (The), 6.25%, 12/01/32	162,000	139,205
RLI Corp., 5.95%, 01/15/14	118,000	123,891
Travelers Cos., Inc. (The), 5.75%, 12/15/17	585,000	562,476
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	181,704
W.R. Berkley Corp., 5.13%, 09/30/10	103,000	92,381
WellPoint, Inc.
5.00%, 12/15/14	1,036,000	899,884
5.25%, 01/15/16	324,000	286,823
5.95%, 12/15/34	118,000	98,031
XL Capital Ltd., 5.25%, 09/15/14	779,000	432,614

		8,922,704

Leasing 0.0%
International Lease Finance Corp., 5.00%, 04/15/10	590,000	478,873

Leisure Equipment & Products 0.0%
Walt Disney Co. (The)
Series B, 6.38%, 03/01/12	139,000	148,103
Series B, 6.20%, 06/20/14	413,000	438,353

		586,456

Machinery 0.1%
Black & Decker Corp., 4.75%, 11/01/14	230,000	200,917
Caterpillar, Inc.
7.30%, 05/01/31	100,000	104,741
6.05%, 08/15/36	177,000	172,358
Deere & Co.
6.95%, 04/25/14	159,000	168,575
8.10%, 05/15/30	500,000	581,996
Dover Corp., 4.88%, 10/15/15	224,000	220,700
Emerson Electric Co., 6.00%, 08/15/32	83,000	88,102

		1,537,389

Media 0.7%
CBS Corp.
5.63%, 08/15/12	590,000	485,577
7.88%, 07/30/30	80,000	50,147
5.50%, 05/15/33	118,000	62,443
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	236,000	244,148
9.46%, 11/15/22	118,000	132,202
Comcast Cable Holdings LLC, 9.80%, 02/01/12	307,000	323,641
Comcast Corp.
5.85%, 01/15/10	864,000	861,748
5.90%, 03/15/16	413,000	394,339
6.50%, 01/15/17	1,013,000	1,000,554
7.05%, 03/15/33	295,000	307,712
6.50%, 11/15/35	100,000	99,524
6.45%, 03/15/37	342,000	340,330
COX Communications, Inc.
7.75%, 11/01/10	145,000	142,320
5.45%, 12/15/14	354,000	309,594
5.50%, 10/01/15	383,000	341,575
Historic TW, Inc., 6.88%, 06/15/18	176,000	157,148
Time Warner Cable, Inc., 6.20%, 07/01/13	750,000	709,421
Time Warner, Inc.
6.88%, 05/01/12	911,000	875,194
5.88%, 11/15/16 (b)(c)	700,000	627,541
7.63%, 04/15/31	777,000	763,643
7.70%, 05/01/32	932,000	933,149
Viacom, Inc.
6.25%, 04/30/16	649,000	537,952
6.88%, 04/30/36	324,000	256,050

		9,955,952

Metals & Mining 0.2%
Alcan, Inc.
5.00%, 06/01/15	295,000	218,439
5.75%, 06/01/35	206,000	123,340
Alcoa, Inc., 5.87%, 02/23/22	625,000	443,109
Barrick Gold Finance Co., 4.88%, 11/15/14	230,000	205,286
Corp Nacional del Cobre de Chile — CODELCO, 6.38%, 11/30/12(c)	120,000	122,089
Newmont Mining Corp., 5.88%, 04/01/35	236,000	145,148
Placer Dome, Inc., 6.38%, 03/01/33	139,000	113,892
Vale Overseas Ltd., 6.88%, 11/21/36	944,000	856,869

		2,228,172

14 Annual Report 2008

Corporate Bonds (continued)
	Principal Amount	Market Value

Mortgage Banks 0.1%
Countrywide Home Loans, Inc.
Series K, 5.63%, 07/15/09	$560,000	$557,537
Series L, 4.00%, 03/22/11	706,000	672,109

		1,229,646

Oil, Gas & Consumable Fuels 0.9%
Anadarko Petroleum Corp., 6.45%, 09/15/36	531,000	418,871
Apache Corp.
6.25%, 04/15/12	230,000	240,869
7.63%, 07/01/19	59,000	67,771
Atmos Energy Corp.
4.00%, 10/15/09	413,000	404,486
5.13%, 01/15/13	133,000	121,992
4.95%, 10/15/14	265,000	230,944
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	68,390
Canadian Natural Resources Ltd., 6.25%, 03/15/38	590,000	463,737
Colonial Pipeline Co., 7.63%, 04/15/32 (c)	215,000	219,523
ConocoPhillips
8.75%, 05/25/10	354,000	373,093
4.75%, 10/15/12	675,000	672,787
5.90%, 10/15/32	177,000	174,094
ConocoPhillips Holding Co., 6.95%, 04/15/29	218,000	234,590
Consolidated Natural Gas Co.
Series A, 5.00%, 12/01/14	1,069,000	981,519
Series C, 6.25%, 11/01/11	451,000	453,291
Devon Energy Corp., 7.95%, 04/15/32	350,000	386,572
Devon OEI Operating, Inc., 7.25%, 10/01/11	578,000	593,426
Enterprise Products Operating LP, Series B, 5.60%, 10/15/14	1,194,000	1,013,034
Hess Corp., 7.30%, 08/15/31	354,000	322,089
Kinder Morgan Energy Partners LP
7.50%, 11/01/10	207,000	202,491
6.75%, 03/15/11	91,000	88,510
5.80%, 03/15/35	206,000	143,417
Marathon Oil Corp., 6.80%, 03/15/32	118,000	89,217
Motiva Enterprises LLC, 5.20%, 09/15/12 (b)(c)	74,000	74,381
Murphy Oil Corp., 6.38%, 05/01/12	59,000	57,080
Occidental Petroleum Corp.
6.75%, 01/15/12	265,000	276,041
7.00%, 11/01/13	1,000,000	1,091,445
PTT PCL, 5.88%, 08/03/35 (b)(c)	177,000	153,990
Valero Energy Corp.
6.88%, 04/15/12	590,000	593,322
7.50%, 04/15/32	118,000	94,344
6.63%, 06/15/37	455,000	334,654
XTO Energy, Inc.
4.90%, 02/01/14	147,000	132,488
5.30%, 06/30/15	280,000	255,062
5.65%, 04/01/16	118,000	108,261
6.38%, 06/15/38	610,000	536,730
6.50%, 12/15/18	210,000	203,285

		11,875,796

Oilfield Machinery & Services 0.1%
Halliburton Co., 5.50%, 10/15/10	472,000	482,092
Nabors Industries, Inc., 5.38%, 08/15/12	41,000	38,692
Plains All American Pipeline LP, 5.63%, 12/15/13	330,000	278,501
Transocean, Inc., 7.50%, 04/15/31	177,000	166,438

		965,723

Other Financial 3.4%
AIG SunAmerica Global Financing 6.90%, 03/15/32 (b)(c)	413,000	271,820
American Express Co., 4.88%, 07/15/13	1,348,000	1,251,286
American General Finance Corp., Series H, 5.38%, 10/01/12	1,003,000	417,670
American International Group, Inc.
5.05%, 10/01/15	147,000	98,574
5.60%, 10/18/16	585,000	392,552
5.85%, 01/16/18	1,700,000	1,139,484
6.25%, 05/01/36	236,000	132,539
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	87,031
Anadarko Finance Co.
6.75%, 05/01/11	118,000	118,042
7.50%, 05/01/31	298,000	263,515
Apache Finance Canada Corp., 4.38%, 05/15/15	487,000	457,593
Associates Corp. of North America, 6.95%, 11/01/18	339,000	335,007
BAE Systems Holdings, Inc., 4.75%, 08/15/10 (b)(c)	236,000	234,611

2008 Annual Report 15

Statement of Investments (Continued)
December 31, 2008

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Other Financial (continued)

Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	$354,000	$354,597
BHP Billiton Finance USA Ltd.
4.80%, 04/15/13	236,000	219,059
5.25%, 12/15/15	785,000	702,854
Boeing Capital Corp., 6.10%, 03/01/11	50,000	50,627
BP Capital Markets America, Inc., 4.20%, 06/15/18	147,000	124,172
BSKYB Finance UK PLC, 5.63%, 10/15/15 (b)(c)	147,000	123,733
Bunge Ltd. Finance Corp., 5.10%, 07/15/15	88,000	64,014
Caterpillar Financial Services Corp.
5.05%, 12/01/10	590,000	579,114
5.50%, 03/15/16	295,000	280,719
CIT Group Funding Co. of Canada, 5.20%, 06/01/15	177,000	124,263
CIT Group, Inc.
4.75%, 12/15/10	201,000	176,933
5.13%, 09/30/14	251,000	179,148
5.40%, 01/30/16	177,000	123,243
5.85%, 09/15/16	1,150,000	809,749
6.00%, 04/01/36	206,000	130,189
Conoco Funding Co., 6.35%, 10/15/11	767,000	806,910
ConocoPhillips Australia Funding Co., 5.50%, 04/15/13	324,000	330,764
Continental Airlines, Inc.
Series 00-1, 7.92%, 05/01/10	350,000	315,000
Series 02-1, 6.56%, 08/15/13	233,000	185,818
CRH America, Inc., 6.00%, 09/30/16	885,000	551,173
Daimler Finance North America LLC
5.88%, 03/15/11	2,737,000	2,386,667
7.30%, 01/15/12	389,000	336,244
6.50%, 11/15/13	487,000	379,866
Deutsche Bank Financial LLC, 5.38%, 03/02/15 (b)	177,000	159,670
Deutsche Telekom International Finance BV
5.25%, 07/22/13	737,000	712,521
5.75%, 03/23/16	1,177,000	1,126,669
8.25%, 06/15/30	369,000	455,029
Devon Financing Corp. ULC, 6.88%, 09/30/11	643,000	648,891
Diageo Capital PLC, 5.50%, 09/30/16	500,000	479,257
Diageo Finance BV, 5.30%, 10/28/15	649,000	624,798
EnCana Holdings Finance Corp., 5.80%, 05/01/14	634,000	593,939
General Electric Capital Corp.
5.40%, 02/15/17	585,000	582,255
5.50%, 04/28/11	413,000	422,162
6.15%, 08/07/37	1,200,000	1,203,139
Series A, 3.75%, 12/15/09	826,000	827,412
Series A, 5.88%, 02/15/12	59,000	60,659
Series A, 6.00%, 06/15/12	263,000	269,851
Series A, 4.88%, 03/04/15	619,000	602,930
Series A, 5.00%, 01/08/16	295,000	285,682
Series A, 5.63%, 09/15/17	2,000,000	2,011,888
Series A, 6.75%, 03/15/32	1,128,000	1,199,319
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	201,000	195,700
H.J. Heinz Finance Co.
6.00%, 03/15/12	350,000	352,669
6.75%, 03/15/32	88,000	79,449
Hanson Australia Funding Ltd., 5.25%, 03/15/13	265,000	90,104
HSBC Finance Corp.
4.75%, 04/15/10	354,000	350,891
7.00%, 05/15/12	811,000	812,231
5.25%, 04/15/15	265,000	241,167
5.00%, 06/30/15	501,000	444,707
ING Security Life Institutional Funding, 4.25%, 01/15/10 (b)(c)	1,180,000	1,153,996
Inversiones CMPC SA, 4.88%, 06/18/13 (b)(c)	177,000	166,833
Kern River Funding Corp., 4.89%, 04/30/18 (c)	73,267	57,557
McDonnell Douglas Corp., 9.75%, 04/01/12	600,000	660,473
Mellon Funding Corp.
6.40%, 05/14/11	265,000	274,299
5.00%, 12/01/14	265,000	241,875
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/14	324,000	300,860
5.45%, 04/10/17	850,000	760,915
Series C, 8.00%, 03/01/32	159,000	156,718

16 Annual Report 2008

Corporate Bonds (continued)
	Principal Amount	Market Value

Other Financial (continued)

NiSource Finance Corp., 5.25%, 09/15/17	$260,000	$157,606
Nissan Motor Acceptance Corp., 4.63%, 03/08/10 (b)(c)	307,000	304,013
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	236,000	260,005
4.88%, 02/16/16	350,000	397,732
Pemex Project Funding Master Trust
9.13%, 10/13/10	138,000	145,245
6.63%, 06/15/35	324,000	274,266
Popular North America, Inc., 4.70%, 06/30/09	324,000	316,666
Principal Life Global Funding I, 5.25%, 01/15/13 (c)	879,000	830,511
Prudential Financial, Inc.
5.10%, 12/14/11	740,000	662,054
6.00%, 12/01/17	800,000	641,758
Series B, 5.10%, 09/20/14	295,000	246,744
Series B, 5.75%, 07/15/33	147,000	94,633
SLM Corp.
5.13%, 08/27/12	1,475,000	1,103,830
Series A, 5.38%, 05/15/14	1,091,000	736,288
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	268,591
Telecom Italia Capital SA
6.20%, 07/18/11	206,000	182,825
4.95%, 09/30/14	295,000	224,569
5.25%, 10/01/15	940,000	715,575
6.00%, 09/30/34	230,000	158,700
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	142,000	140,387
Textron Financial Corp., 4.60%, 05/03/10	355,000	307,701
TIAA Global Markets, Inc., 4.95%, 07/15/13 (b)(c)	1,254,000	1,240,224
Toll Brothers Finance Corp., 6.88%, 11/15/12	88,000	73,688
Toyota Motor Credit Corp., 4.25%, 03/15/10	336,000	335,711
UFJ Finance Aruba AEC, 6.75%, 07/15/13	354,000	345,999
Verizon Communications, Inc.
4.90%, 09/15/15	590,000	554,609
5.85%, 09/15/35	118,000	117,404
Verizon Global Funding Corp.
6.88%, 06/15/12	295,000	304,316
7.38%, 09/01/12	522,000	546,094
4.38%, 06/01/13	369,000	356,479
7.75%, 12/01/30	1,190,000	1,319,589
Western & Southern Financial Group, Inc., 5.75%, 07/15/33 (b)(c)	147,000	115,204
Willis North America, Inc., 5.63%, 07/15/15	177,000	129,565

		46,749,676

Other Utility 0.6%
Ameren Energy Generating Co., Series F, 7.95%, 06/01/32	105,000	91,231
American Electric Power Co., Inc., 5.25%, 06/01/15	192,000	177,213
Dominion Resources, Inc.
5.70%, 09/17/12	162,000	160,409
Series B, 5.95%, 06/15/35	251,000	214,463
Series E, 6.30%, 03/15/33	10,000	8,988
DTE Energy Co., 6.35%, 06/01/16	913,000	818,216
Duke Energy Ohio, Inc.
5.70%, 09/15/12	41,000	40,332
Series A, 5.40%, 06/15/33	74,000	64,609
Entergy Gulf States, Inc., 5.25%, 08/01/15	177,000	151,046
Entergy Mississippi, Inc., 5.15%, 02/01/13	289,000	261,287
FirstEnergy Corp., Series C, 7.38%, 11/15/31	663,000	627,209
New York State Electric & Gas Corp., 5.75%, 05/01/23	59,000	48,068
Oncor Electric Delivery Co.
6.38%, 05/01/12	552,000	530,900
6.38%, 01/15/15	692,000	662,843
Pacific Gas & Electric Co.
4.80%, 03/01/14	472,000	463,530
5.80%, 03/01/37	450,000	466,743
PacifiCorp, 5.25%, 06/15/35	177,000	164,203
Pepco Holdings, Inc.
6.45%, 08/15/12	106,000	98,899
7.45%, 08/15/32	118,000	98,349
Progress Energy, Inc.
7.10%, 03/01/11	122,000	120,918
7.75%, 03/01/31	236,000	236,286
Public Service Co. of Colorado, Series 15, 5.50%, 04/01/14	251,000	238,383
SCANA Corp.
6.88%, 05/15/11	516,000	508,569

2008 Annual Report 17

Statement of Investments (Continued)
December 31, 2008

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Other Utility (continued)

6.25%, 02/01/12	$147,000	$140,886
Scottish Power PLC, 5.81%, 03/15/25	118,000	101,074
Southern California Edison Co.
6.00%, 01/15/34	177,000	197,037
5.55%, 01/15/36	436,000	458,859
Virginia Electric and Power Co., Series A, 5.40%, 01/15/16	147,000	144,058
Westar Energy, Inc., 6.00%, 07/01/14	265,000	256,009
Xcel Energy, Inc.
5.61%, 04/01/17	248,000	219,597
6.50%, 07/01/36	177,000	162,507

		7,932,721

Pharmaceuticals 0.6%
Abbott Laboratories, 5.88%, 05/15/16	481,000	520,955
Amgen, Inc., 4.00%, 11/18/09	280,000	279,769
Bristol-Myers Squibb Co., 5.25%, 08/15/13	1,425,000	1,501,066
Eli Lilly & Co.
6.00%, 03/15/12	295,000	314,080
5.20%, 03/15/17	1,000,000	1,015,512
7.13%, 06/01/25	118,000	131,967
Genentech, Inc.
4.40%, 07/15/10	165,000	166,863
5.25%, 07/15/35	88,000	83,421
Merck & Co., Inc.
4.75%, 03/01/15	354,000	349,948
6.40%, 03/01/28	74,000	81,665
5.95%, 12/01/28	162,000	172,535
Pfizer, Inc., 4.65%, 03/01/18	265,000	273,564
Pharmacia Corp., 6.60%, 12/01/28	177,000	198,065
Schering-Plough Corp., 5.30%, 12/01/13	1,400,000	1,410,237
Wyeth
5.50%, 02/01/14	678,000	688,704
5.50%, 02/15/16	634,000	645,592
6.50%, 02/01/34	206,000	228,425
6.00%, 02/15/36	250,000	268,227

		8,330,595

Pipelines 0.2%
AGL Capital Corp., 4.45%, 04/15/13	177,000	159,366
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	354,000	327,908
Duke Energy Carolinas LLC, 6.25%, 01/15/12	1,650,000	1,709,692
Texas Gas Transmission LLC, 4.60%, 06/01/15	177,000	147,989

		2,344,955

Publishing 0.1%
Gannett Co., Inc., 6.38%, 04/01/12	236,000	165,129
News America, Inc.
9.25%, 02/01/13	118,000	127,055
5.30%, 12/15/14	367,000	338,004
8.00%, 10/17/16	118,000	124,040
7.28%, 06/30/28	77,000	74,098
6.20%, 12/15/34	245,000	223,574
6.40%, 12/15/35	477,000	440,871
Thomson Reuters Corp., 4.25%, 08/15/09	251,000	248,117

		1,740,888

Real Estate Investment Trusts 0.4%
AvalonBay Communities, Inc.
6.63%, 09/15/11	88,000	71,958
5.50%, 01/15/12	765,000	611,535
Boston Properties LP, 5.00%, 06/01/15	590,000	371,526
Brandywine Operating Partnership LP, 5.63%, 12/15/10	180,000	151,870
Camden Property Trust, 5.00%, 06/15/15	147,000	88,514
Colonial Realty LP, 6.25%, 06/15/14	455,000	279,077
Developers Diversified Realty Corp., 5.38%, 10/15/12	295,000	123,715
Duke Realty LP
5.25%, 01/15/10	177,000	153,562
4.63%, 05/15/13	765,000	481,285
ERP Operating LP
5.25%, 09/15/14	472,000	315,349
5.38%, 08/01/16	295,000	207,887
HCP, Inc.
6.45%, 06/25/12	56,000	46,303
6.00%, 01/30/17	472,000	227,478
Health Care REIT, Inc., 6.00%, 11/15/13	177,000	119,172
Hospitality Properties Trust, 6.75%, 02/15/13	745,000	461,119
HRPT Properties Trust, 5.75%, 02/15/14	177,000	97,320
iStar Financial, Inc., 5.65%, 09/15/11	254,000	81,280

18 Annual Report 2008

Corporate Bonds (continued)
	Principal Amount	Market Value

Real Estate Investment Trusts (continued)

Liberty Property LP, 7.25%, 03/15/11	$38,000	$32,788
Simon Property Group LP
4.60%, 06/15/10	236,000	210,349
5.10%, 06/15/15	531,000	325,516
6.10%, 05/01/16	413,000	263,914
Vornado Realty LP, 5.60%, 02/15/11	206,000	186,184
Washington Real Estate Investment Trust, 5.25%, 01/15/14	118,000	65,872
Westfield Capital Corp. Ltd., 5.13%, 11/15/14 (b)(c)	153,000	106,639

		5,080,212

Road & Rail 0.3%
Burlington Northern Santa Fe Corp.
6.75%, 07/15/11	215,000	218,543
7.95%, 08/15/30	206,000	223,256
CSX Corp.
6.75%, 03/15/11	133,000	132,477
5.50%, 08/01/13	507,000	476,721
Norfolk Southern Corp.
6.75%, 02/15/11	964,000	975,193
5.59%, 05/17/25	84,000	75,290
7.25%, 02/15/31	620,000	645,715
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13 (b)(c)	189,000	189,398
TTX Co., 4.90%, 03/01/15 (b)(c)	221,000	202,854
Union Pacific Corp.
3.63%, 06/01/10	242,000	239,888
5.38%, 06/01/33	62,000	49,511
6.25%, 05/01/34	236,000	222,377

		3,651,223

Service Companies 0.1%
Omnicom Group, Inc., 5.90%, 04/15/16	177,000	143,731
Oracle Corp., 5.25%, 01/15/16	572,000	582,359
RR Donnelley & Sons Co.
4.95%, 04/01/14	118,000	89,444
6.13%, 01/15/17	700,000	498,046
Science Applications International Corp., 5.50%, 07/01/33	177,000	147,544
Waste Management, Inc.
7.38%, 08/01/10	147,000	148,968
6.38%, 11/15/12	206,000	192,101
7.00%, 07/15/28	162,000	134,373

		1,936,566

Specialty Retail 0.8%
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	903,451
CVS Caremark Corp., 6.25%, 06/01/27	795,000	739,193
Home Depot, Inc.
5.25%, 12/16/13	1,180,000	1,101,880
5.40%, 03/01/16	590,000	528,003
JC Penney Corp., Inc.
8.00%, 03/01/10	749,000	727,076
5.75%, 02/15/18	900,000	597,423
Kohl’s Corp., 6.30%, 03/01/11	50,000	48,444
Lowe’s Cos., Inc., 6.50%, 03/15/29	236,000	209,959
Ltd Brands, Inc., 6.13%, 12/01/12	147,000	106,039
Macy’s Retail Holdings, Inc.
6.63%, 04/01/11	631,000	509,253
5.75%, 07/15/14	442,000	280,432
6.90%, 04/01/29	147,000	80,202
Safeway, Inc.
6.50%, 03/01/11	236,000	236,695
5.80%, 08/15/12	206,000	204,799
5.63%, 08/15/14	177,000	171,016
Target Corp.
10.00%, 01/01/11	66,000	71,943
6.35%, 01/15/11	124,000	126,786
7.00%, 07/15/31	174,000	159,836
6.35%, 11/01/32	313,000	267,855
Wal-Mart Stores, Inc.
4.13%, 07/01/10	413,000	422,746
4.13%, 02/15/11	383,000	391,867
5.00%, 04/05/12	1,800,000	1,902,685
7.55%, 02/15/30	118,000	142,391
5.25%, 09/01/35	708,000	704,929

		10,634,903

Technology 0.2%
Cisco Systems, Inc.
5.25%, 02/22/11	295,000	306,249
5.50%, 02/22/16	767,000	812,388
Dell, Inc., 7.10%, 04/15/28	206,000	179,727
Hewlett-Packard Co., 6.50%, 07/01/12	292,000	314,259
International Business Machines Corp.
4.75%, 11/29/12	516,000	532,919

2008 Annual Report 19

Statement of Investments (Continued)
December 31, 2008

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Technology (continued)

5.88%, 11/29/32	$983,000	$1,034,325

		3,179,867

Telecommunications 1.2%
America Movil SAB de CV
5.75%, 01/15/15	295,000	271,046
6.38%, 03/01/35	177,000	150,098
AT&T Mobility LLC, 7.13%, 12/15/31	413,000	434,046
AT&T, Inc.
5.30%, 11/15/10	383,000	389,311
6.25%, 03/15/11	475,000	485,684
5.88%, 08/15/12	425,000	433,644
4.95%, 01/15/13	1,500,000	1,508,289
5.10%, 09/15/14	1,003,000	985,936
5.63%, 06/15/16	295,000	296,322
6.15%, 09/15/34	1,161,000	1,193,264
BellSouth Corp.
6.00%, 10/15/11	838,000	855,103
5.20%, 09/15/14	501,000	487,740
6.55%, 06/15/34	177,000	179,478
British Telecommunications PLC
8.63%, 12/15/10 (a)	1,280,000	1,316,735
9.15%, 12/15/30	559,000	594,185
Embarq Corp.
6.74%, 06/01/13	767,000	648,115
7.08%, 06/01/16	133,000	102,410
France Telecom SA
2,836.50%, 03/01/11	383,000	403,032
8.50%, 03/01/31	407,000	510,985
GTE Corp.
6.84%, 04/15/18	206,000	208,649
6.94%, 04/15/28	147,000	136,029
Koninklike KPN NV, 8.00%, 10/01/10	310,000	312,853
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	44,000	47,184
8.75%, 03/01/31	321,000	401,278
Rogers Wireless, Inc., 7.25%, 12/15/12	875,000	854,927
Telecom Italia Capital SA, 5.25%, 11/15/13	590,000	449,875
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	236,000	212,848
Verizon Global Funding Corp., 7.25%, 12/01/10	537,000	562,970
Vodafone Group PLC
7.75%, 02/15/10	383,000	391,432
5.00%, 12/16/13	664,000	638,750
7.88%, 02/15/30	206,000	221,253
6.15%, 02/27/37	590,000	583,175

		16,266,646

Transportation 0.1%
General Dynamics Corp., 4.25%, 05/15/13	250,000	249,989
Southwest Airlines Co., 5.13%, 03/01/17	147,000	106,290
United Parcel Service, Inc.
8.38%, 04/01/20	118,000	156,485
8.38%, 04/01/30 (d)	177,000	227,450

		740,214

Total Corporate Bonds (cost $276,199,988)		255,165,715

Municipal Bonds 0.1% (e)

City of Dallas, Texas, 5.25%, 02/15/24 (d)	708,000	707,993
State of Illinois, 5.10%, 06/01/33	1,005,000	882,832

Total Municipal Bonds (cost $1,665,423)		1,590,825

Sovereign Bonds 3.3%

BRAZIL 0.3%
Brazilian Government International Bond, 8.00%, 01/15/18	4,155,000	4,653,600

CANADA 0.7%
Province of British Columbia, Canada, 4.30%, 05/30/13	159,000	169,165
Province of Manitoba, Canada
5.00%, 02/15/12	1,475,000	1,584,721
Series EM, 7.50%, 02/22/10	295,000	313,460
Province of Nova Scotia, Canada, 5.13%, 01/26/17	885,000	1,001,760
Province of Ontario, Canada
4.38%, 02/15/13	428,000	443,081
4.50%, 02/03/15	667,000	716,419
4.75%, 01/19/16	295,000	318,773
Province of Quebec, Canada
5.00%, 07/17/09	3,185,000	3,189,599
4.60%, 05/26/15	354,000	362,906
Series PD, 7.50%, 09/15/29	578,000	820,992

		8,920,876

20 Annual Report 2008

Sovereign Bonds (continued)
	Principal Amount	Market Value

CHILE 0.0%
Chile Government International Bond, 5.50%, 01/15/13	$177,000	$193,249

CHINA 0.0%
China Government International Bond, 4.75%, 10/29/13	295,000	305,277

ITALY 0.3%
Italian Republic
3.25%, 05/15/09	1,003,000	1,008,657
4.38%, 06/15/13	560,000	577,727
4.50%, 01/21/15	938,000	963,088
4.75%, 01/25/16	413,000	434,455
6.88%, 09/27/23	251,000	313,107
5.38%, 06/15/33	841,000	944,426

		4,241,460

LUXEMBOURG 0.8%
European Investment Bank
5.00%, 02/08/10	8,849,000	9,136,858
4.63%, 05/15/14	895,000	967,064
5.13%, 09/13/16	350,000	394,299

		10,498,221

MEXICO 0.3%
Mexico Government International Bond
6.38%, 01/16/13	1,143,000	1,200,150
6.75%, 09/27/34	2,046,000	2,158,530

		3,358,680

POLAND 0.0%
Poland Government International Bond, 5.00%, 10/19/15	224,000	214,081

REPUBLIC OF KOREA 0.1%
Export-Import Bank of Korea
4.63%, 03/16/10	413,000	401,477
5.13%, 02/14/11	354,000	341,826
Republic of Korea, 4.25%, 06/01/13	708,000	680,537

		1,423,840

SOUTH AFRICA 0.0%
South Africa Government International Bond, 6.50%, 06/02/14	206,000	194,670

SPAIN 0.1%
Telefonica Emisiones SAU, 6.42%, 06/20/16	1,770,000	1,766,927

SWEDEN 0.5%
Svensk Exportkredit AB, Series A, 4.88%, 09/29/11	5,899,000	6,141,921

UNITED STATES 0.2%
Inter-American Development Bank
5.00%, 04/05/11	350,000	373,847
5.13%, 09/13/16	585,000	656,919
6.80%, 10/15/25	413,000	574,578
International Bank for Reconstruction & Development, 7.63%, 01/19/23	973,000	1,383,828

		2,989,172

VENEZUELA 0.0%
Corp. Andina de Fomento, 6.88%, 03/15/12	236,000	228,311

Total Sovereign Bonds (cost $43,064,170)		45,130,285

U.S. Government Sponsored & Agency Obligations 28.2%

Federal Home Loan Bank System, 5.25%, 06/05/17	10,000,000	11,587,780
Federal Home Loan Mortgage Corp.
5.13%, 07/15/12	6,091,000	6,727,997
4.88%, 11/15/13	10,058,000	11,222,053
5.00%, 07/15/14	3,539,000	3,986,974
4.38%, 07/17/15	7,214,000	7,904,524
5.00%, 12/14/18	1,675,000	1,736,163
6.75%, 09/15/29	557,000	801,465
6.25%, 07/15/32	1,245,000	1,738,706
2.75%, 04/11/11	21,235,000	21,765,429
3.88%, 06/29/11	4,840,000	5,150,791
Federal National Mortgage Association
5.13%, 04/15/11	4,796,000	5,187,747
5.38%, 11/15/11	3,501,000	3,867,758
4.63%, 10/15/14	1,779,000	1,975,281
5.00%, 04/15/15	1,628,000	1,844,806
4.38%, 10/15/15	118,000	129,462
5.38%, 06/12/17	8,495,000	9,924,844
Financing Corp. (FICO), 9.80%, 11/30/17	18,000	27,328
Tennessee Valley Authority, Series E, 6.25%, 12/15/17	50,000	61,209
U.S. Treasury Bond
8.13%, 08/15/19	1,900,000	2,808,141
8.50%, 02/15/20	4,238,000	6,456,330

2008 Annual Report 21

Statement of Investments (Continued)
December 31, 2008

NVIT Bond Index Fund (Continued)

U.S. Government Sponsored & Agency Obligations (continued)
	Principal Amount	Market Value

6.25%, 08/15/23	$20,176,000	$27,518,167
6.88%, 08/15/25	4,713,000	7,165,970
6.38%, 08/15/27	10,342,000	15,134,876
5.38%, 02/15/31	3,107,000	4,269,211
4.50%, 02/15/36	6,055,000	8,044,637
5.00%, 05/15/37	305,000	441,916
4.38%, 02/15/38	750,000	1,004,531
4.50%, 05/15/38	5,780,000	7,888,798
U.S. Treasury Notes
4.50%, 09/30/11	30,100,000	33,027,707
4.63%, 02/29/12	15,297,000	16,986,844
4.50%, 04/30/12	4,000,000	4,430,000
4.75%, 05/31/12	6,465,000	7,236,255
4.25%, 09/30/12	7,000,000	7,815,934
2.75%, 02/28/13	16,000,000	17,095,008
4.00%, 02/15/15	3,250,000	3,702,969
4.13%, 05/15/15	5,348,000	6,133,488
4.50%, 11/15/15	6,372,000	7,556,797
4.88%, 08/15/16	5,672,000	6,777,598
4.63%, 02/15/17	7,365,000	8,710,261
4.50%, 05/15/17	5,775,000	6,776,604
8.75%, 05/15/17	6,524,000	9,600,470
4.25%, 11/15/17	12,545,000	14,613,946
3.50%, 02/15/18	6,250,000	6,917,969
2.00%, 09/30/10	22,000,000	22,553,432
1.25%, 11/30/10	14,835,000	14,994,328
1.50%, 12/31/13	12,000,000	11,972,808
4.00%, 08/15/18	1,500,000	1,732,149

Total U.S. Government Sponsored & Agency Obligations (cost $346,792,106)		385,007,461

U.S. Government Mortgage Backed Agencies 38.7%

Fannie Mae Pool
Pool #254548, 5.50%, 12/01/32	2,334,357	2,401,205
Pool #256023, 6.00%, 12/01/35	6,511,746	6,710,426
Pool #256890, 6.00%, 09/01/37	891,293	904,583
Pool #256936, 6.00%, 10/01/37	1,311,239	1,330,791
Pool #257137, 7.00%, 03/01/38	48,005	50,321
Pool #257409, 7.00%, 10/01/38	957,447	1,003,633
Pool #545556, 7.00%, 04/01/32	43,974	46,530
Pool #545605, 7.00%, 05/01/32	55,632	59,257
Pool #545815, 7.00%, 07/01/32	39,817	42,132
Pool #560868, 7.50%, 02/01/31	3,860	4,089
Pool #607212, 7.50%, 10/01/31	91,147	96,569
Pool #607559, 6.50%, 11/01/31	2,477	2,592
Pool #607632, 6.50%, 11/01/31	795	832
Pool #622547, 7.00%, 09/01/31	47,312	50,063
Pool #651361, 7.00%, 07/01/32	30,141	31,895
Pool #656559, 6.50%, 02/01/33	260,567	271,886
Pool #661664, 7.50%, 09/01/32	80,584	85,381
Pool #681603, 7.00%, 11/01/32	5,648	5,976
Pool #694846, 6.50%, 04/01/33	37,109	38,582
Pool #701261, 7.00%, 04/01/33	4,832	5,100
Pool #725594, 5.50%, 07/01/34	2,298,780	2,360,658
Pool #735141, 5.50%, 01/01/35	8,572,522	8,796,574
Pool #748841, 5.00%, 06/01/22	54,014	55,529
Pool #750229, 6.50%, 10/01/33	224,367	233,272
Pool #788027, 6.50%, 09/01/34	207,560	216,187
Pool #788210, 5.50%, 02/01/21	687,387	709,184
Pool #804847, 4.50%, 01/01/35	321,914	327,053
Pool #807310, 7.00%, 11/01/34	30,252	31,844
Pool #811505, 5.50%, 10/01/20	45,105	46,570
Pool #811558, 5.50%, 03/01/21	744,535	768,726
Pool #811559, 5.50%, 05/01/21	614,098	633,571
Pool #822023, 5.50%, 07/01/20	36,815	38,011
Pool #825811, 5.50%, 09/01/20	16,412	16,945
Pool #826869, 5.50%, 08/01/20	735,325	759,217
Pool #829704, 5.50%, 10/01/20	57,602	59,474

22 Annual Report 2008

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool #830670, 5.50%, 12/01/20	$29,798	$30,766
Pool #832837, 5.50%, 09/01/20	673,899	695,795
Pool #835228, 5.50%, 08/01/20	14,952	15,437
Pool #837194, 5.50%, 02/01/21	30,902	31,906
Pool #838565, 5.50%, 10/01/20	731,139	754,894
Pool #838566, 5.50%, 10/01/20	28,202	29,118
Pool #839100, 5.50%, 11/01/20	21,674	22,378
Pool #839585, 5.50%, 09/01/20	76,254	78,731
Pool #840102, 5.50%, 10/01/20	635,572	656,222
Pool #840486, 5.00%, 01/01/22	84,378	86,744
Pool #840808, 5.50%, 11/01/20	24,663	25,464
Pool #841947, 5.50%, 10/01/20	28,923	29,863
Pool #843102, 5.50%, 10/01/20	20,271	20,929
Pool #845489, 5.50%, 06/01/21	17,180	17,725
Pool #847832, 5.50%, 11/01/20	35,699	36,859
Pool #847920, 5.50%, 11/01/20	749,463	773,814
Pool #866142, 5.50%, 01/01/21	65,930	68,020
Pool #867183, 5.50%, 02/01/21	83,200	85,838
Pool #868494, 6.00%, 04/01/36	283,696	292,396
Pool #870092, 5.50%, 08/01/21	20,240	20,881
Pool #870296, 5.50%, 03/01/21	20,742	21,400
Pool #878120, 5.50%, 04/01/21	33,017	34,064
Pool #878121, 5.50%, 04/01/21	52,825	54,500
Pool #879115, 5.50%, 05/01/21	103,686	106,974
Pool #880950, 5.50%, 07/01/21	691,292	713,213
Pool #883922, 5.50%, 05/01/21	659,164	680,066
Pool #885440, 5.50%, 05/01/21	17,983	18,553
Pool #885844, 6.00%, 06/01/36	278,300	286,835
Pool #887050, 6.00%, 08/01/36	747,845	770,779
Pool #888077, 5.00%, 08/01/36	2,661,745	2,720,500
Pool #888233, 5.00%, 11/01/35	55,739,583	56,987,389
Pool #888268, 6.00%, 03/01/37	613,519	632,335
Pool #888275, 5.50%, 01/01/35	2,621,783	2,693,994
Pool #888635, 5.50%, 09/01/36	2,772,989	2,849,364
Pool #889116, 6.00%, 02/01/38	9,990,694	10,296,522
Pool #889415, 6.00%, 05/01/37	1,375,629	1,417,816
Pool #891595, 5.00%, 06/01/36	4,406,979	4,504,947
Pool #892370, 6.00%, 07/01/36	125,881	129,742
Pool #894126, 5.50%, 10/01/21	16,167	16,677
Pool #894441, 5.85%, 08/01/36(a)	8,826,840	8,995,467
Pool #896599, 5.50%, 08/01/21	41,585	42,904
Pool #896605, 5.50%, 08/01/21	26,207	27,038
Pool #898415, 6.00%, 10/01/36	192,644	198,552
Pool #899242, 5.00%, 03/01/22	29,771	30,605
Pool #899438, 5.50%, 06/01/22	721,484	744,322
Pool #899472, 5.00%, 06/01/22	108,209	111,244
Pool #899475, 5.00%, 06/01/22	634,148	651,933
Pool #899830, 6.00%, 08/01/37	1,792,510	1,847,381
Pool #901149, 6.00%, 08/01/36	1,707,685	1,760,055
Pool #901509, 5.00%, 12/01/21	62,562	64,339
Pool #901661, 6.00%, 10/01/36	4,302,746	4,434,701
Pool #901957, 5.50%, 10/01/36	77,555	79,594

2008 Annual Report 23

Statement of Investments (Continued)
December 31, 2008

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool #902789, 5.50%, 11/01/21	$633,394	$653,478
Pool #903350, 5.00%, 10/01/21	57,408	59,039
Pool #905586, 5.50%, 12/01/21	678,379	699,890
Pool #906185, 5.96%, 01/01/37(a)	5,780,787	5,917,847
Pool #906205, 5.50%, 01/01/22	22,720	23,436
Pool #906317, 5.50%, 01/01/22	38,241	39,451
Pool #906708, 5.00%, 12/01/21	666,691	685,635
Pool #907252, 7.00%, 12/01/36	876,280	922,685
Pool #907735, 6.00%, 12/01/36	245,700	253,236
Pool #912845, 5.00%, 04/01/22	75,417	77,559
Pool #912981, 5.00%, 03/01/22	96,709	99,422
Pool #913174, 6.50%, 03/01/37	1,351,976	1,405,768
Pool #913323, 5.50%, 04/01/22	22,663	23,380
Pool #913331, 5.50%, 05/01/22	77,546	80,000
Pool #913889, 5.50%, 03/01/22	553,676	571,233
Pool #914324, 5.00%, 03/01/22	31,960	32,856
Pool #914385, 5.50%, 03/01/22	22,892	23,617
Pool #914758, 5.00%, 04/01/22	581,192	597,492
Pool #915144, 5.00%, 04/01/22	835,263	858,689
Pool #917163, 5.00%, 06/01/22	118,137	121,450
Pool #917237, 6.00%, 04/01/37	890,319	917,573
Pool #917688, 5.00%, 04/01/22	96,667	99,378
Pool #918552, 5.00%, 06/01/22	816,463	839,362
Pool #918699, 5.00%, 06/01/22	619,704	637,085
Pool #922420, 6.50%, 11/01/36	2,638,954	2,744,099
Pool #923092, 5.00%, 03/01/22	600,649	617,495
Pool #923399, 6.00%, 06/01/37	885,451	912,555
Pool #923834, 7.00%, 04/01/37	998,316	1,046,425
Pool #925172, 7.00%, 08/01/37	844,876	885,591
Pool #928106, 5.50%, 02/01/22	1,186,829	1,224,397
Pool #928940, 7.00%, 12/01/37	880,507	922,939
Pool #929329, 6.00%, 04/01/38	769,371	792,845
Pool #933482, 6.50%, 03/01/38	2,964,090	3,081,727
Pool #939453, 5.00%, 06/01/22	825,408	848,558
Pool #939673, 5.50%, 06/01/22	160,986	166,082
Pool #940887, 6.00%, 06/01/37	888,430	915,626
Pool #940903, 5.00%, 06/01/22	82,922	85,248
Pool #941193, 6.00%, 06/01/37	954,895	984,125
Pool #941632, 5.00%, 06/01/22	100,017	102,822
Pool #946614, 6.00%, 09/01/37	2,157,449	2,223,492
Pool #947831, 7.00%, 10/01/37	939,202	984,463
Pool #955194, 7.00%, 11/01/37	1,831,806	1,920,082
Pool #955760, 6.00%, 10/01/37	13,196,445	13,600,406
Pool #967483, 6.00%, 01/01/38	1,248,154	1,286,362
Pool #968119, 6.50%, 02/01/38	156,472	162,682
Pool #982939, 6.00%, 10/01/38	3,338,149	3,440,000
Pool #983370, 6.50%, 08/01/38	1,811,461	1,883,354
Pool #987084, 6.50%, 08/01/38	2,197,366	2,284,574
Pool #988022, 6.00%, 08/01/38	5,223,108	5,382,472
Pool #988429, 6.50%, 09/01/38	1,705,339	1,773,020
Pool #990654, 6.50%, 09/01/38	2,389,868	2,484,715
Pool #990810, 7.00%, 10/01/38	1,047,454	1,097,982

24 Annual Report 2008

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool #991390, 6.00%, 10/01/38	$4,037,026	$4,160,201
Pool #991623, 6.50%, 11/01/38	3,164,198	3,289,777
Pool #991914, 6.50%, 11/01/38	1,443,722	1,501,020
Pool #991928, 6.50%, 11/01/38	1,334,401	1,387,360
Pool #992240, 6.50%, 11/01/38	1,305,757	1,357,579
Federal Home Loan Mortgage Corporation TBA
6.00%, 01/15/37	20,625,296	20,733,531
5.50%, 01/15/38	4,000,000	4,093,752
5.00%, 01/15/38	2,508,187	2,908,100
4.50%, 01/15/23	18,951,719	19,259,072
Federal National Mortgage Association TBA
5.50%, 01/15/37	796,047	984,683
4.50%, 01/01/19	5,700,000	5,824,687
5.00%, 01/15/22	10,100,000	10,365,125
6.50%, 01/01/35	868,554	830,750
Freddie Mac Gold Pool
Pool # C69951, 6.50%, 08/01/32	23,473	24,493
Pool #A10212, 6.50%, 06/01/33	26,098	27,199
Pool #A14012, 6.50%, 11/01/32	96,789	100,994
Pool #A16201, 7.00%, 08/01/29	24,227	25,497
Pool #A16419, 6.50%, 11/01/33	48,294	50,332
Pool #A16522, 6.50%, 12/01/33	353,315	368,220
Pool #A17177, 6.50%, 12/01/33	29,055	30,281
Pool #A17262, 6.50%, 12/01/33	71,714	74,740
Pool #A18212, 7.00%, 11/01/29	239,358	251,913
Pool #A21356, 6.50%, 04/01/34	222,641	231,756
Pool #A22067, 6.50%, 05/01/34	297,034	309,194
Pool #A24301, 6.50%, 05/01/34	162,057	168,691
Pool #A24988, 6.50%, 07/01/34	151,469	157,669
Pool #A31989, 6.50%, 04/01/35	85,053	88,468
Pool #A33137, 6.50%, 01/01/35	61,411	63,925
Pool #A37135, 5.50%, 09/01/35	3,812,349	3,907,225
Pool #A37533, 4.50%, 09/01/35	262,700	266,678
Pool #A38255, 5.50%, 10/01/35	3,344,514	3,427,747
Pool #A38531, 5.50%, 10/01/35	4,026,257	4,126,456
Pool #A38667, 5.50%, 10/01/35	2,837,671	2,908,290
Pool #A38817, 6.50%, 05/01/35	12,427	12,920
Pool #A39759, 5.50%, 11/01/35	225,944	231,566
Pool #A40141, 6.50%, 11/01/35	127,579	132,702
Pool #A40376, 5.50%, 12/01/35	209,339	214,548
Pool #A41326, 5.50%, 01/01/36	1,110,304	1,137,936
Pool #A41354, 5.50%, 01/01/36	7,444,726	7,629,998
Pool #A41548, 7.00%, 01/01/36	229,574	239,510
Pool #A42298, 4.50%, 01/01/36	420,113	426,474
Pool #A42305, 5.50%, 01/01/36	1,580,349	1,619,432
Pool #A42332, 5.50%, 01/01/36	382,295	391,809
Pool #A43452, 5.50%, 03/01/36	194,182	198,984
Pool #A43644, 6.50%, 03/01/36	147,850	153,741
Pool #A43672, 6.50%, 02/01/36	66,208	68,846
Pool #A43757, 5.50%, 03/01/36	2,060,020	2,110,965
Pool #A43861, 5.50%, 03/01/36	4,341,237	4,448,596
Pool #A43884, 5.50%, 03/01/36	2,720,064	2,787,756
Pool #A43885, 5.50%, 03/01/36	2,314,645	2,371,886
Pool #A43886, 5.50%, 03/01/36	3,796,589	3,890,479
Pool #A44534, 5.00%, 04/01/36	232,058	237,434
Pool #A44743, 5.00%, 04/01/36	205,286	210,074
Pool #A46718, 4.50%, 08/01/35	1,078,964	1,095,301

2008 Annual Report 25

Statement of Investments (Continued)
December 31, 2008

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool #A46935, 6.50%, 09/01/35	$140,662	$146,310
Pool #A47036, 4.50%, 09/01/35	343,098	348,294
Pool #A47055, 4.50%, 09/01/35	4,173,574	4,236,771
Pool #A47682, 6.50%, 11/01/35	670,501	697,425
Pool #A48303, 7.00%, 02/01/36	105,097	109,641
Pool #A48378, 5.50%, 03/01/36	1,875,436	1,921,816
Pool #A48379, 5.50%, 03/01/36	7,391,543	7,574,337
Pool #A48700, 4.50%, 05/01/36	159,058	161,441
Pool #A48735, 5.50%, 05/01/36	491,446	503,599
Pool #A48911, 5.50%, 05/01/36	661,923	678,292
Pool #A48976, 5.50%, 05/01/36	6,002,654	6,151,100
Pool #A49637, 5.00%, 06/01/36	988,799	1,011,707
Pool #A49653, 5.50%, 06/01/36	23,713,528	24,299,966
Pool #A49960, 7.00%, 06/01/36	38,514	40,179
Pool #A50139, 6.50%, 06/01/36	221,190	230,003
Pool #A50313, 5.50%, 07/01/36	555,605	569,346
Pool #A50714, 5.50%, 07/01/36	316,637	324,468
Pool #A50832, 5.50%, 07/01/36	700,460	717,782
Pool #A51078, 5.50%, 08/01/36	280,596	287,536
Pool #A51250, 6.50%, 08/01/36	723,642	752,474
Pool #A51337, 6.50%, 08/01/36	189,029	196,561
Pool #A52253, 6.50%, 09/01/36	233,230	242,523
Pool #A53039, 6.50%, 10/01/36	441,986	459,596
Pool #A53040, 5.50%, 10/01/36	1,079,919	1,106,625
Pool #A53219, 6.50%, 10/01/36	414,049	430,546
Pool #A53286, 5.50%, 10/01/36	1,087,241	1,114,128
Pool #A53632, 6.00%, 10/01/36	910,188	938,670
Pool #A55587, 5.50%, 12/01/36	391,998	401,692
Pool #A73116, 6.50%, 02/01/38	2,529,732	2,630,131
Pool #A81705, 6.50%, 09/01/38	3,670,917	3,816,606
Pool #A82078, 6.50%, 09/01/38	3,255,860	3,385,077
Pool #A82676, 6.50%, 10/01/38	754,477	784,420
Pool #B10210, 5.50%, 10/01/18	347,146	357,991
Pool #B10653, 5.50%, 11/01/18	255,403	264,180
Pool #B11548, 5.50%, 12/01/18	108,163	111,542
Pool #B12908, 5.50%, 03/01/19	127,753	131,983
Pool #B13430, 5.50%, 04/01/19	108,302	111,889
Pool #B13600, 5.50%, 04/01/19	88,460	91,389
Pool #B14288, 5.50%, 12/01/19	146,754	151,614
Pool #B15071, 6.00%, 06/01/17	278,020	288,293
Pool #B15396, 5.50%, 06/01/19	157,706	162,929
Pool #B16087, 6.00%, 08/01/19	161,626	167,605
Pool #B18437, 5.50%, 05/01/20	131,831	135,950
Pool #C00351, 8.00%, 07/01/24	2,300	2,436
Pool #C00566, 7.50%, 12/01/27	9,568	10,105
Pool #C00676, 6.50%, 11/01/28	54,313	56,876
Pool #C00678, 7.00%, 11/01/28	13,541	14,252
Pool #C00836, 7.00%, 07/01/29	5,343	5,623
Pool #C00921, 7.50%, 02/01/30	7,182	7,623
Pool #C01051, 8.00%, 09/01/30	13,166	13,966
Pool #C01103, 7.50%, 12/01/30	6,240	6,501
Pool #C01106, 7.00%, 12/01/30	71,789	75,446

26 Annual Report 2008

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool #C01116, 7.50%, 01/01/31	$5,773	$6,127
Pool #C01172, 6.50%, 05/01/31	32,597	34,054
Pool #C01209, 8.00%, 06/01/31	2,975	3,156
Pool #C01220, 6.50%, 09/01/31	8,518	8,899
Pool #C01222, 7.00%, 09/01/31	11,768	12,367
Pool #C01244, 6.50%, 10/01/31	49,317	51,521
Pool #C01271, 6.50%, 12/01/31	15,890	16,600
Pool #C01305, 7.50%, 12/01/31	6,409	6,795
Pool #C01310, 6.50%, 03/01/32	86,209	89,953
Pool #C01343, 6.50%, 04/01/32	76,306	79,620
Pool #C01345, 7.00%, 04/01/32	51,578	54,203
Pool #C01351, 6.50%, 05/01/32	49,533	51,684
Pool #C01364, 6.50%, 06/01/32	50,213	52,395
Pool #C01370, 8.00%, 04/01/32	10,546	11,233
Pool #C01381, 8.00%, 05/01/32	60,166	64,147
Pool #C01385, 6.50%, 08/01/32	70,415	73,474
Pool #C01396, 6.50%, 09/01/32	115,742	120,770
Pool #C01404, 6.50%, 10/01/32	290,008	302,605
Pool #C01806, 7.00%, 01/01/34	67,333	69,908
Pool #C01851, 6.50%, 04/01/34	220,301	229,320
Pool #C18271, 7.00%, 11/01/28	7,442	7,833
Pool #C30265, 6.50%, 08/01/29	6,889	7,210
Pool #C31282, 7.00%, 09/01/29	1,107	1,165
Pool #C31285, 7.00%, 09/01/29	13,128	13,817
Pool #C32914, 8.00%, 11/01/29	5,964	6,328
Pool #C36306, 7.00%, 02/01/30	7,113	7,475
Pool #C36429, 7.00%, 02/01/30	6,367	6,692
Pool #C37436, 8.00%, 01/01/30	7,769	8,242
Pool #C37703, 7.50%, 04/01/30	4,973	5,278
Pool #C41561, 8.00%, 08/01/30	4,469	4,741
Pool #C43550, 7.00%, 10/01/30	11,424	12,005
Pool #C43967, 8.00%, 10/01/30	51,218	54,331
Pool #C44017, 7.50%, 10/01/30	1,021	1,084
Pool #C44957, 8.00%, 11/01/30	7,654	8,119
Pool #C44978, 7.00%, 11/01/30	2,218	2,331
Pool #C46932, 7.50%, 01/01/31	10,764	11,424
Pool #C47287, 7.50%, 02/01/31	7,819	8,299
Pool #C48206, 7.50%, 03/01/31	15,762	16,730
Pool #C48851, 7.00%, 03/01/31	9,814	10,314
Pool #C52685, 6.50%, 05/01/31	29,975	31,314
Pool #C53324, 7.00%, 06/01/31	15,297	16,076
Pool #C53589, 6.50%, 06/01/31	79,800	83,366
Pool #C54792, 7.00%, 07/01/31	75,411	79,250
Pool #C54897, 6.50%, 07/01/31	46,678	48,764
Pool #C55071, 7.50%, 07/01/31	876	929
Pool #C58215, 6.50%, 09/01/31	2,596	2,712
Pool #C58362, 6.50%, 09/01/31	23,139	24,174
Pool #C58647, 7.00%, 10/01/31	3,387	3,560
Pool #C58694, 7.00%, 10/01/31	22,848	24,011
Pool #C58961, 6.50%, 10/01/31	439,833	459,488
Pool #C60012, 7.00%, 11/01/31	4,554	4,786
Pool #C60991, 6.50%, 11/01/31	12,298	12,847

2008 Annual Report 27

Statement of Investments (Continued)
December 31, 2008

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool #C61105, 7.00%, 12/01/31	$11,023	$11,584
Pool #C61298, 8.00%, 11/01/31	7,431	7,922
Pool #C62218, 7.00%, 01/01/32	14,468	15,204
Pool #C63171, 7.00%, 01/01/32	35,897	37,725
Pool #C64121, 7.50%, 02/01/32	8,230	8,725
Pool #C64668, 6.50%, 03/01/32	16,486	17,202
Pool #C65466, 6.50%, 03/01/32	77,583	80,953
Pool #C65717, 7.50%, 04/01/32	11,170	11,849
Pool #C66088, 6.50%, 04/01/32	14,016	14,625
Pool #C66191, 6.50%, 04/01/32	29,944	31,245
Pool #C66192, 6.50%, 04/01/32	14,578	15,211
Pool #C66744, 7.00%, 04/01/32	2,587	2,719
Pool #C66758, 6.50%, 05/01/32	362,271	378,007
Pool #C66916, 7.00%, 05/01/32	37,306	39,206
Pool #C66919, 6.50%, 05/01/32	4,242	4,426
Pool #C67097, 6.50%, 05/01/32	5,337	5,568
Pool #C67235, 7.00%, 05/01/32	94,241	99,039
Pool #C67259, 7.00%, 05/01/32	4,218	4,433
Pool #C67313, 6.50%, 05/01/32	1,356	1,415
Pool #C67996, 6.50%, 06/01/32	10,771	11,239
Pool #C68290, 7.00%, 06/01/32	13,735	14,434
Pool #C68300, 7.00%, 06/01/32	70,818	74,423
Pool #C68307, 8.00%, 06/01/32	3,877	4,130
Pool #C68988, 7.50%, 07/01/32	4,590	4,869
Pool #C69908, 7.00%, 08/01/32	63,297	66,519
Pool #C70211, 7.00%, 08/01/32	60,484	63,563
Pool #C71089, 7.50%, 09/01/32	16,567	17,575
Pool #C71403, 6.50%, 07/01/32	54,901	57,354
Pool #C72160, 7.50%, 10/01/32	4,446	4,717
Pool #C72361, 6.50%, 06/01/32	26,975	28,181
Pool #C72497, 6.50%, 06/01/32	15,060	15,733
Pool #C74006, 6.50%, 08/01/32	15,541	16,216
Pool #C77531, 6.50%, 02/01/33	101,107	105,498
Pool #C90559, 7.00%, 05/01/22	90,428	95,110
Pool #D60780, 8.00%, 06/01/25	5,413	5,743
Pool #D64617, 8.00%, 10/01/25	28,355	30,036
Pool #D82854, 7.00%, 10/01/27	5,381	5,663
Pool #E00282, 6.50%, 03/01/09	2,807	2,916
Pool #E00394, 7.50%, 09/01/10	14,646	15,103
Pool #E00507, 7.50%, 09/01/12	2,113	2,205
Pool #E00677, 6.00%, 06/01/14	77,733	80,223
Pool #E00802, 7.50%, 02/01/15	39,014	40,677
Pool #E00938, 7.00%, 01/01/16	19,387	20,331
Pool #E00975, 6.00%, 05/01/16	55,435	57,330
Pool #E00985, 6.00%, 06/01/16	31,008	32,073
Pool #E00987, 6.50%, 06/01/16	27,557	28,615
Pool #E00996, 6.50%, 07/01/16	3,354	3,484
Pool #E01083, 7.00%, 11/01/16	6,444	6,752
Pool #E01095, 6.00%, 01/01/17	12,652	13,093
Pool #E01127, 6.50%, 02/01/17	20,165	20,953
Pool #E01137, 6.00%, 03/01/17	19,309	19,983
Pool #E01138, 6.50%, 03/01/17	10,160	10,559

28 Annual Report 2008

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool #E01139, 6.00%, 04/01/17	$87,331	$90,394
Pool #E01140, 6.00%, 05/01/17	76,435	79,116
Pool #E01156, 6.50%, 05/01/17	29,688	30,861
Pool #E01157, 6.00%, 06/01/17	54,384	56,298
Pool #E01186, 5.50%, 08/01/17	172,615	178,335
Pool #E01205, 6.50%, 08/01/17	21,698	22,556
Pool #E01311, 5.50%, 02/01/18	1,849,498	1,912,941
Pool #E01604, 5.50%, 03/01/19	140,657	145,051
Pool #E69050, 6.00%, 02/01/13	29,699	30,796
Pool #E72896, 7.00%, 10/01/13	14,516	15,134
Pool #E81394, 7.50%, 10/01/15	12,531	13,158
Pool #E81396, 7.00%, 10/01/15	1,391	1,459
Pool #E82132, 7.00%, 01/01/16	3,958	4,152
Pool #E82815, 6.00%, 03/01/16	13,640	14,144
Pool #E83046, 7.00%, 04/01/16	2,143	2,247
Pool #E83231, 6.00%, 04/01/16	3,842	3,984
Pool #E83233, 6.00%, 04/01/16	10,249	10,628
Pool #E83355, 6.00%, 05/01/16	15,169	15,729
Pool #E83636, 6.00%, 05/01/16	26,177	27,144
Pool #E83933, 6.50%, 05/01/16	1,074	1,116
Pool #E84097, 6.50%, 12/01/15	4,140	4,302
Pool #E84236, 6.50%, 06/01/16	7,014	7,288
Pool #E84912, 6.50%, 08/01/16	15,573	16,180
Pool #E85117, 6.50%, 08/01/16	9,337	9,701
Pool #E85387, 6.00%, 09/01/16	33,420	34,655
Pool #E85800, 6.50%, 10/01/16	6,804	7,069
Pool #E86183, 6.00%, 11/01/16	4,688	4,861
Pool #E86533, 6.00%, 12/01/16	8,997	9,330
Pool #E86746, 5.50%, 12/01/16	75,335	77,688
Pool #E86995, 6.50%, 01/01/17	32,379	33,640
Pool #E87291, 6.50%, 01/01/17	38,720	40,229
Pool #E87446, 6.50%, 01/01/17	6,907	7,176
Pool #E87584, 6.00%, 01/01/17	9,476	9,826
Pool #E88055, 6.50%, 02/01/17	61,312	63,702
Pool #E88076, 6.00%, 02/01/17	10,430	10,816
Pool #E88106, 6.50%, 02/01/17	38,117	39,603
Pool #E88134, 6.00%, 03/01/17	3,246	3,366
Pool #E88474, 6.00%, 03/01/17	18,855	19,552
Pool #E88729, 6.00%, 04/01/17	15,462	16,033
Pool #E88768, 6.00%, 03/01/17	51,608	53,515
Pool #E89149, 6.00%, 04/01/17	24,145	25,038
Pool #E89151, 6.00%, 04/01/17	17,694	18,348
Pool #E89203, 6.50%, 04/01/17	8,211	8,532
Pool #E89217, 6.00%, 04/01/17	13,367	13,862
Pool #E89222, 6.00%, 04/01/17	84,935	88,075
Pool #E89347, 6.00%, 04/01/17	4,618	4,788
Pool #E89496, 6.00%, 04/01/17	18,850	19,547
Pool #E89530, 6.00%, 05/01/17	51,215	53,108
Pool #E89746, 6.00%, 05/01/17	117,713	122,064
Pool #E89788, 6.00%, 05/01/17	11,545	11,971
Pool #E89909, 6.00%, 05/01/17	19,788	20,520
Pool #E89924, 6.50%, 05/01/17	58,485	60,765

2008 Annual Report 29

Statement of Investments (Continued)
December 31, 2008

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool #E90194, 6.00%, 06/01/17	$15,052	$15,609
Pool #E90227, 6.00%, 06/01/17	11,988	12,431
Pool #E90313, 6.00%, 06/01/17	6,281	6,514
Pool #E90591, 5.50%, 07/01/17	76,720	79,404
Pool #E90594, 6.00%, 07/01/17	47,432	49,185
Pool #E90645, 6.00%, 07/01/17	81,515	84,528
Pool #E90667, 6.00%, 07/01/17	13,571	14,072
Pool #G01108, 7.00%, 04/01/30	4,602	4,843
Pool #G01133, 6.50%, 07/01/30	36,614	38,342
Pool #G01217, 7.00%, 03/01/31	61,824	64,973
Pool #G01309, 7.00%, 08/01/31	15,813	16,618
Pool #G01311, 7.00%, 09/01/31	96,659	101,582
Pool #G01315, 7.00%, 09/01/31	3,686	3,873
Pool #G01355, 6.50%, 02/01/32	454,467	474,776
Pool #G01391, 7.00%, 04/01/32	155,019	162,914
Pool #G01433, 6.50%, 07/01/32	26,139	27,275
Pool #G01443, 6.50%, 08/01/32	173,941	181,497
Pool #G01444, 6.50%, 08/01/32	179,375	187,391
Pool #G01449, 7.00%, 07/01/32	110,573	116,204
Pool #G01536, 7.00%, 03/01/33	83,491	86,684
Pool #G01741, 6.50%, 10/01/34	156,587	163,389
Pool #G01890, 4.50%, 10/01/35	681,131	691,445
Pool #G01947, 7.00%, 05/01/35	127,591	134,086
Pool #G02045, 4.50%, 10/01/35	245,056	248,767
Pool #G02186, 5.00%, 05/01/36	17,618,612	18,029,546
Pool #G02220, 4.50%, 01/01/36	216,202	219,476
Pool #G02267, 6.50%, 08/01/36	1,552,799	1,614,668
Pool #G02342, 5.00%, 10/01/36	1,399,336	1,431,756
Pool #G02375, 6.50%, 09/01/36	824,552	857,405
Pool #G08023, 6.50%, 11/01/34	241,976	251,882
Pool #G08064, 6.50%, 04/01/35	158,589	164,957
Pool #G08073, 5.50%, 08/01/35	2,248,440	2,304,396
Pool #G08088, 6.50%, 10/01/35	848,576	882,652
Pool #G08095, 5.50%, 11/01/35	675,388	692,196
Pool #G08105, 5.50%, 01/01/36	8,025,269	8,224,989
Pool #G08109, 4.50%, 11/01/35	353,197	358,545
Pool #G08111, 5.50%, 02/01/36	5,838,489	5,982,876
Pool #G08116, 5.50%, 03/01/36	1,156,514	1,185,114
Pool #G08130, 6.50%, 05/01/36	273,765	284,673
Pool #G08134, 5.50%, 06/01/36	657,595	673,857
Pool #G08139, 5.50%, 07/01/36	1,393,917	1,428,388
Pool #G08141, 6.50%, 07/01/36	972,119	1,010,851
Pool #G10399, 6.50%, 07/01/09	410	414
Pool #G10749, 6.00%, 10/01/12	46,630	48,351
Pool #G10940, 6.50%, 11/01/11	6,851	7,118
Pool #G11001, 6.50%, 03/01/15	28,222	29,321
Pool #G11003, 7.50%, 04/01/15	2,104	2,206
Pool #G11130, 6.00%, 12/01/11	56,970	58,850
Pool #G11164, 7.00%, 05/01/15	6,917	7,245
Pool #G11207, 7.00%, 11/01/16	17,052	17,887
Pool #G11295, 5.50%, 09/01/17	112,754	116,699
Pool #G11399, 5.50%, 04/01/18	164,275	170,331

30 Annual Report 2008

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool #G11409, 6.00%, 05/01/17	$116,082	$120,372
Pool #G11434, 6.50%, 01/01/18	30,626	31,819
Pool #G11458, 6.00%, 09/01/17	36,830	38,190
Pool #G11531, 5.50%, 02/01/19	71,793	74,261
Pool #G11612, 6.00%, 04/01/14	30,252	31,228
Pool #G11972, 6.00%, 04/01/16	228,581	237,025
Pool #G12245, 6.00%, 07/01/21	141,215	146,443
Pool #G12310, 5.50%, 08/01/21	115,885	119,524
Pool #G12348, 6.00%, 08/01/21	286,888	297,509
Pool #G12412, 5.50%, 11/01/21	150,807	155,542
Pool #G18006, 5.50%, 08/01/19	130,610	134,935
Pool #G18007, 6.00%, 07/01/19	65,413	67,833
Pool #G18022, 5.50%, 11/01/19	266,843	275,680
Pool #G18062, 6.00%, 06/01/20	124,990	129,615
Pool #G18096, 5.50%, 01/01/21	113,279	116,818
Pool #G18122, 5.00%, 06/01/21	218,620	224,832
Pool #G18123, 5.50%, 06/01/21	411,955	424,889
Pool #J00718, 5.00%, 12/01/20	1,230,975	1,266,915
Pool #J00854, 5.00%, 01/01/21	685,728	705,749
Pool #J00855, 5.50%, 01/01/21	313,379	323,463
Pool #J00871, 5.00%, 01/01/21	285,988	294,338
Pool #J00935, 5.00%, 12/01/20	119,685	123,179
Pool #J01049, 5.00%, 01/01/21	2,728,036	2,807,685
Pool #J01189, 5.00%, 02/01/21	165,455	170,156
Pool #J01256, 5.00%, 03/01/21	152,131	156,454
Pool #J01279, 5.50%, 02/01/21	251,372	259,264
Pool #J01414, 5.00%, 03/01/21	119,327	122,718
Pool #J01570, 5.50%, 04/01/21	171,926	177,297
Pool #J01576, 5.00%, 04/01/21	748,702	769,977
Pool #J01633, 5.50%, 04/01/21	747,219	770,680
Pool #J01757, 5.00%, 05/01/21	292,833	301,154
Pool #J01771, 5.00%, 05/01/21	204,111	209,911
Pool #J01833, 5.00%, 05/01/21	132,919	136,696
Pool #J01879, 5.00%, 05/01/21	252,882	260,067
Pool #J01980, 6.00%, 06/01/21	299,737	310,834
Pool #J02325, 5.50%, 07/01/20	254,719	262,915
Pool #J03028, 5.50%, 07/01/21	175,988	181,513
Pool #J03074, 5.00%, 07/01/21	199,717	205,392
Pool #J06015, 5.00%, 05/01/21	232,529	239,136
Pool #M80898, 4.50%, 02/01/11	375,286	374,048
Pool #M80904, 4.50%, 03/01/11	234,557	234,017
Pool #M80917, 4.50%, 05/01/11	57,543	57,354
Pool #M80926, 4.50%, 07/01/11	225,006	224,264
Pool #M80934, 4.50%, 08/01/11	283,403	282,751
Pool #M80981, 4.50%, 07/01/12	123,646	123,693
Pool #M81009, 4.50%, 02/01/13	157,902	157,539
Freddie Mac Non Gold Pool(a)
Pool #1G1945, 5.73%, 05/01/37	9,002,896	9,185,399
Pool #1J1593, 5.74%, 04/01/37	9,490,880	9,695,552
Pool #1J1594, 5.87%, 04/01/37	10,801,569	11,094,597
Ginnie Mae I pool
Pool #279461, 9.00%, 11/15/19	2,714	2,903
Pool #376510, 7.00%, 05/15/24	8,042	8,522

2008 Annual Report 31

Statement of Investments (Continued)
December 31, 2008

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool #416538, 7.00%, 10/15/29	$1,798	$1,902
Pool #434505, 7.50%, 08/15/29	1,960	2,077
Pool #457801, 7.00%, 08/15/28	12,566	13,305
Pool #470643, 7.00%, 07/15/29	19,227	20,347
Pool #485879, 7.00%, 08/15/31	28,017	29,626
Pool #486019, 7.50%, 01/15/31	4,622	4,910
Pool #486921, 5.50%, 02/15/35	182,866	188,766
Pool #486936, 6.50%, 02/15/29	9,187	9,656
Pool #487053, 7.00%, 03/15/29	11,743	12,427
Pool #502969, 6.00%, 03/15/29	29,896	31,012
Pool #507396, 7.50%, 09/15/30	103,853	110,058
Pool #508473, 7.50%, 04/15/31	17,850	18,962
Pool #509099, 7.00%, 06/15/29	7,285	7,710
Pool #524269, 8.00%, 11/15/29	10,676	11,389
Pool #525561, 8.00%, 01/15/30	4,076	4,344
Pool #528589, 6.50%, 03/15/31	92,033	96,735
Pool #531352, 7.50%, 09/15/30	13,884	14,714
Pool #535388, 7.50%, 01/15/31	4,272	4,538
Pool #536334, 7.50%, 10/15/30	1,221	1,294
Pool #537406, 7.50%, 02/15/31	3,363	3,572
Pool #540659, 7.00%, 01/15/31	1,178	1,246
Pool #544470, 8.00%, 04/15/31	4,456	4,776
Pool #547948, 6.50%, 11/15/31	9,863	10,367
Pool #549742, 7.00%, 07/15/31	7,182	7,594
Pool #550991, 6.50%, 10/15/31	11,986	12,598
Pool #552474, 7.00%, 03/15/32	16,203	17,037
Pool #552616, 7.00%, 06/15/32	92,470	97,231
Pool #552903, 6.50%, 11/15/32	441,049	463,580
Pool #552952, 6.00%, 12/15/32	68,489	70,918
Pool #553144, 5.50%, 04/15/33	286,390	295,987
Pool #553320, 6.00%, 06/15/33	148,837	154,022
Pool #555125, 7.00%, 09/15/31	5,193	5,492
Pool #555171, 6.50%, 12/15/31	4,794	5,039
Pool #564799, 6.00%, 03/15/34	703,266	727,215
Pool #568715, 7.00%, 05/15/32	83,704	88,014
Pool #570022, 7.00%, 07/15/32	135,498	142,474
Pool #571267, 7.00%, 10/15/31	3,231	3,416
Pool #572554, 6.50%, 09/15/31	200,158	210,383
Pool #572733, 6.00%, 07/15/33	40,414	41,822
Pool #573916, 6.00%, 11/15/33	176,725	182,881
Pool #574837, 7.50%, 11/15/31	3,336	3,543
Pool #580972, 6.50%, 02/15/32	7,496	7,879
Pool #583645, 8.00%, 07/15/32	13,134	14,089
Pool #588192, 6.00%, 02/15/33	39,568	40,946
Pool #595077, 6.00%, 10/15/32	80,929	83,798
Pool #596657, 7.00%, 10/15/32	7,152	7,520
Pool #602102, 6.00%, 02/15/33	93,462	96,717
Pool #602461, 5.00%, 12/15/35	181,735	186,893
Pool #603520, 6.00%, 03/15/33	93,969	97,243
Pool #604243, 6.00%, 04/15/33	168,264	174,125
Pool #604788, 6.50%, 11/15/33	281,145	293,399
Pool #604875, 6.00%, 12/15/33	319,738	330,876

32 Annual Report 2008

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool #606308, 5.50%, 05/15/36	$525,734	$542,777
Pool #606314, 5.50%, 05/15/36	242,950	250,826
Pool #611526, 6.00%, 05/15/33	77,529	80,230
Pool #621856, 6.00%, 01/15/34	141,697	146,522
Pool #630038, 6.50%, 08/15/34	283,508	295,688
Pool #631924, 6.00%, 05/15/33	147,798	152,947
Pool #635306, 6.00%, 06/15/36	1,174,209	1,213,645
Pool #641734, 4.50%, 09/15/35	1,189,044	1,214,748
Pool #641779, 5.00%, 09/15/35	4,230,158	4,350,220
Pool #645035, 5.00%, 07/15/35	177,886	182,934
Pool #646799, 4.50%, 07/15/35	214,265	218,897
Pool #648439, 5.00%, 01/15/36	370,172	380,505
Pool #649454, 5.50%, 09/15/35	1,688,442	1,743,441
Pool #649510, 5.50%, 10/15/35	2,528,818	2,611,190
Pool #649513, 5.50%, 10/15/35	3,444,228	3,556,418
Pool #650712, 5.00%, 01/15/36	509,736	523,965
Pool #652207, 5.50%, 03/15/36	3,157,860	3,260,230
Pool #652539, 5.00%, 05/15/36	227,108	233,447
Pool #653598, 5.50%, 05/15/36	807,409	833,583
Pool #655457, 6.00%, 05/15/36	228,255	235,990
Pool #655519, 5.00%, 05/15/36	480,919	494,343
Pool #656666, 6.00%, 06/15/36	1,064,315	1,100,060
Pool #657912, 6.50%, 08/15/36	228,334	237,862
Pool #781014, 6.00%, 04/15/29	26,170	27,181
Pool #781124, 7.00%, 12/15/29	47,491	50,270
Pool #781287, 7.00%, 05/15/31	27,237	28,818
Pool #781319, 7.00%, 07/15/31	8,651	9,150
Pool #781328, 7.00%, 09/15/31	25,624	27,112
Pool #781380, 7.50%, 12/15/31	7,752	8,083
Pool #781401, 7.50%, 02/15/32	22,734	24,117
Pool #781429, 8.00%, 03/15/32	20,600	21,955
Pool #781431, 7.00%, 04/15/32	97,064	102,590
Pool #781478, 7.50%, 03/15/32	13,429	14,232
Pool #781481, 7.50%, 01/15/32	40,224	42,627
Pool #781688, 6.00%, 12/15/33	307,743	318,626
Pool #781690, 6.00%, 12/15/33	134,123	138,886
Pool #781699, 7.00%, 12/15/33	50,981	53,914
Pool #781804, 6.00%, 09/15/34	479,991	496,407
Pool #781847, 6.00%, 12/15/34	413,077	427,188
Pool #781902, 6.00%, 02/15/35	405,985	419,842
Pool #781905, 5.00%, 04/15/35	1,042,889	1,071,903
Pool #781916, 6.50%, 03/15/32	515,534	543,705
Pool #781933, 6.00%, 06/15/35	72,973	75,460

Total U.S. Government Mortgage Backed Agencies (cost $514,168,966)		529,770,531

Yankee Dollars 0.9%

Banks 0.2%
National Australia Bank Ltd., Series A, 8.60%, 05/19/10	177,000	180,581
Royal Bank of Scotland Group PLC, 4.70%, 07/03/18	472,000	345,122
Santander Central Hispano Issuances Ltd., 7.63%, 11/03/09	2,714,000	2,662,426

2008 Annual Report 33

Statement of Investments (Continued)
December 31, 2008

NVIT Bond Index Fund (Continued)

Yankee Dollars (continued)
	Principal Amount	Market Value

Banks (continued)

Westpac Banking Corp., 4.63%, 06/01/18	$147,000	$143,760

		3,331,889

Chemicals 0.0%
Potash Corp. of Saskatchewan, 4.88%, 03/01/13	165,000	156,241

Insurance 0.0%
Montpelier Re Holdings Ltd., 6.13%, 08/15/13	74,000	72,056

Metals & Mining 0.1%
Alcan, Inc.
6.45%, 03/15/11	44,000	38,762
4.50%, 05/15/13	372,000	272,703
Inco Ltd., 7.75%, 05/15/12	177,000	173,337
Potash Corp. of Saskatchewan, 7.75%, 05/31/11	41,000	42,702
Teck Cominco Ltd., 6.13%, 10/01/35	147,000	60,196
Xstrata Canada Corp., 6.20%, 06/15/35	177,000	106,398

		694,098

Oil, Gas & Consumable Fuels 0.3%
Canadian Natural Resources Ltd., 4.90%, 12/01/14	280,000	253,240
Enbridge, Inc., 5.60%, 04/01/17	1,500,000	1,273,541
EnCana Corp.
4.75%, 10/15/13	339,000	312,107
6.50%, 08/15/34	350,000	280,818
Nexen, Inc.
5.05%, 11/20/13	295,000	272,176
5.20%, 03/10/15	350,000	298,332
5.88%, 03/10/35	133,000	100,134
6.40%, 05/15/37	350,000	273,869
Petro-Canada, 5.95%, 05/15/35	271,000	186,400
StatoilHydro ASA, 6.80%, 01/15/28	650,000	681,508
Talisman Energy, Inc.
7.25%, 10/15/27	133,000	103,293
5.75%, 05/15/35	350,000	244,205

		4,279,623

Oilfield Machinery & Services 0.0%
Weatherford International Ltd., 5.50%, 02/15/16	74,000	63,611

Other Financial 0.1%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	70,420
Brookfield Asset Management, Inc., 5.75%, 03/01/10	180,000	180,056
Burlington Resources Finance Co.
6.40%, 08/15/11	124,000	127,265
6.50%, 12/01/11	206,000	210,376
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	365,000	372,351
Diageo Capital PLC, 7.25%, 11/01/09	350,000	356,264

		1,316,732

Other Utility 0.0%
Hydro Quebec
8.40%, 01/15/22	220,000	326,480
8.88%, 03/01/26	156,000	254,632

		581,112

Pipelines 0.1%
TransCanada Pipelines Ltd., 5.85%, 03/15/36	750,000	637,911

Road & Rail 0.1%
Canadian National Railway Co.
4.40%, 03/15/13	1,035,000	1,004,217
6.90%, 07/15/28	242,000	271,734
6.20%, 06/01/36	236,000	254,071

		1,530,022

Total Yankee Dollars (cost $13,792,097)		12,663,295

34 Annual Report 2008

Repurchase Agreement 7.4%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $100,830,814, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09 — 06/24/09; total market value of $102,847,259	$100,830,646	$100,830,646

Total Repurchase Agreement (cost $100,830,646)		100,830,646

Total Investments (cost $1,416,933,296) (e) — 104.7%		1,431,682,685

Liabilities in excess of other assets — (4.7)%		(64,867,987)

NET ASSETS — 100.0%		$1,366,814,698

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2008. The maturity date represents the actual maturity date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2008, all such securities in total represented 2.06% of net assets.

(c)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	Step Bond: Coupon rate is set for an initial period and then increases to a lower coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2008.

(e)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.

AB   Stock Company

AG   Stock Corporation

AS   Stock Corporation

ASA  Stock Corporation

FICO Fair Isaac Corporation

LLC  Limited Liability Company

LP   Limited Partnership

NA   National Association

NV   Public Traded Company

PCL  Public Company Limited

PLC  Public Limited Company

REIT Real Estate Investment Trust

SA   Stock Company

TBA  To Be Announced.

UK   United Kingdom

ULC  Unlimited Liability Company

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 35

Statement of Assets and Liabilities
December 31, 2008

NVIT Bond
Index Fund

Assets:
Investments, at value (cost $1,316,102,650)	$1,330,852,039
Repurchase agreement, at value and cost	100,830,646

Total Investments	1,431,682,685

Interest receivable	11,392,262
Receivable for capital shares issued	340,555
Receivable for investments sold	140,559,302
Prepaid expenses and other assets	199,866

Total Assets	1,584,174,670

Liabilities:
Payable for investments purchased	216,609,621
Payable for capital shares redeemed	247,036
Accrued expenses and other payables:
Investment advisory fees	250,858
Fund administration fees	58,026
Custodian fees	22,650
Trustee fees	12,778
Compliance program costs (Note 3)	26,077
Professional fees	76,038
Printing fees	13,074
Other	43,814

Total Liabilities	217,359,972

Net Assets	$1,366,814,698

Represented by:
Capital	$1,353,296,910
Accumulated undistributed net investment income	1,398,563
Accumulated net realized losses from investment transactions	(2,630,164)
Net unrealized appreciation/(depreciation) from investments	14,749,389

Net Assets	$1,366,814,698

Net Assets:
Class Y Shares (a)	$1,366,814,698

Total	$1,366,814,698

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares (a)	135,462,684

Total	135,462,684

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$10.09

(a)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

36 Annual Report 2008

Statement of Operations
For the Year Ended December 31, 2008

NVIT Bond
Index Fund

INVESTMENT INCOME:
Interest income	$72,566,582

Total Income	72,566,582

EXPENSES:
Investment advisory fees	3,239,941
Fund administration fees	703,730
Custodian fees	66,949
Trustee fees	55,664
Compliance program costs (Note 3)	38,083
Professional fees	239,585
Printing fees	28,687
Other	349,747

Total expenses before earnings credit	4,722,386
Earnings credit (Note 4)	(6,012)

Net Expenses	4,716,374

NET INVESTMENT INCOME	67,850,208

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(2,789,982)
Net change in unrealized appreciation/(depreciation) from investments	578,092

Net realized/unrealized losses from investments	(2,211,890)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$65,638,318

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 37

Statements of Changes in Net Assets

	NVIT Bond Index Fund

	Year Ended	Period Ended
	12/31/08	12/31/07 (a)
Operations:
Net investment income	$67,850,208	$53,251,556
Net realized gains (losses) from investment transactions	(2,789,982)	8,969,912
Net change in unrealized appreciation/(depreciation) from investments	578,092	14,171,297

Change in net assets resulting from operations	65,638,318	76,392,765

Distributions to Shareholders From:
Net investment income:
Class Y (b)	(67,095,919)	(51,731,759)
Net realized gains:
Class Y (b)	(9,685,617)	–

Change in net assets from shareholder distributions	(76,781,536)	(51,731,759)

Change in net assets from capital transactions	(183,628,240)	1,536,925,150

Change in net assets	(194,771,458)	1,561,586,156

Net Assets:
Beginning of period	1,561,586,156	–

End of period	$1,366,814,698	$1,561,586,156

Accumulated net investment income at end of period	$1,398,563	$1,144,420

CAPITAL TRANSACTIONS:
Class Y Shares (b)
Proceeds from shares issued	$106,315,569	$149,489,488
Issued from in-kind transactions (Note 8)	–	1,416,739,253
Dividends reinvested	76,781,536	51,731,507
Cost of shares redeemed	(366,725,345)	(81,035,098)

Change in net assets from capital transactions	$(183,628,240)	$1,536,925,150

SHARE TRANSACTIONS:
Class Y Shares (b)
Issued	10,523,242	15,043,937
Issued from in-kind transactions (Note 8)	–	141,673,925
Reinvested	7,667,535	5,185,019
Redeemed	(36,580,360)	(8,050,614)

Total change in shares	(18,389,583)	153,852,267

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from April 20, 2007 (commencement of operations) through December 31, 2007.

(b)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

38 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Bond Index Fund

		Operations			Distributions					Ratios / Supplemental Data

Ratio of
Expenses
			Net Realized									Ratio of Net	(Prior to
	Net Asset		and								Ratio of	Investment	Waivers and
	Value,	Net	Unrealized	Total	Net	Net		Net Asset		Net Assets	Expenses	Income to	Reimbursements)
	Beginning	Investment	Gains from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average Net	Average Net	to Average Net	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Assets (b)	Assets (b)	Assets (b)(c)	Turnover
Class Y Shares (e)
Year Ended December 31, 2008	$10.15	0.47	–	0.47	(0.46)	(0.07)	(0.53)	$10.09	4.74%	$1,366,814,698	0.32%	4.60%	0.32%	66.57%
Period Ended December 31, 2007 (d)	$10.00	0.35	0.14	0.49	(0.34)	–	(0.34)	$10.15	4.99%	$1,561,586,156	0.29%	5.06%	0.29%	166.82%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	For the period from April 20, 2007 (commencement of operations) through December 31, 2007.
(e)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 39

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Jefferson National Life Insurance Company and Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Bond Index Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

40 Annual Report 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

2008 Annual Report 41

Notes to Financial Statements (Continued)
December 31, 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$—	$—	$1,431,682,685	$—	$—	$—	$1,431,682,685	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for

42 Annual Report 2008

federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable periods 2007 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. BlackRock Investment Management, LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

Up to $1.5 billion	0.22%

$1.5 billion up to $3 billion	0.21%

2008 Annual Report 43

Notes to Financial Statements (Continued)
December 31, 2008

Fee Schedule	Total Fees

$3 billion or more	0.20%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $1,188,763 for the year ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.32% for the Fund’s Class Y shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. As of December 31, 2008, the Fund had no cumulative potential reimbursements.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

44 Annual Report 2008

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $38,083.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $928,443,415 and sales of $1,284,655,237.

For the year ended December 31, 2008, the Fund had purchases of $560,706,091 and sales of $608,436,726 of U.S. government securities.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

2008 Annual Report 45

Notes to Financial Statements (Continued)
December 31, 2008

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

8. Other

During the year ended December 31, 2007, the NVIT Bond Index Fund accepted securities eligible for investment by the Fund as consideration for Fund shares issued (“Purchase In-Kind”) to the NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate Fund, NVIT Investor Destinations Moderately Conservative Fund and NVIT Investor Destinations Conservative Fund, pursuant to no-action relief received from the Securities and Exchange Commission. Gartmore Variable Insurance Trust (no-action letter pub. avail. December 29, 2006).

On December 3, 2008, the Board of Trustees approved the discontinuance of the Fund’s Class VII shares.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

9. Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2008, and the fiscal period ended December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$76,781,536	$—	$76,781,536	$—	76,781,536

46 Annual Report 2008

Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2007	$51,731,759	$—	$51,731,759	$—	$51,731,759

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$1,398,563	$—	$1,398,563	$—	$(1,874,954)	$13,994,179	$13,517,788

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$1,417,688,506	$59,511,504	$(45,517,325)	$13,994,179

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$1,874,954	2016

2008 Annual Report 47

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Bond Index Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period April 20, 2007 (commencement of operations) through December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

48 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]

Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 49

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]

Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

50 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 51

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]

Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

52 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]

Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 53

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]

Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

54 Annual Report 2008

NVIT Cardinalsm Aggressive Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

11	Statement of Investments

12	Statement of Assets and Liabilities

13	Statement of Operations

14	Statement of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-CD-AG (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable, escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The objective is to reduce long-term risk and capture potential profits across various asset classes. Remember, asset allocation does not ensure a profit nor protect against losses. The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations.

Day-to-day market activity will likely cause the Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Market indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

The Fund’s composite benchmark consists of 65% Dow Jones (DJ) Wilshire 5000 Composite Index, 30% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index and 5% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Index).

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Dow Jones (DJ) Wilshire 5000 Composite Index: An unmanaged, market capitalization-weighted index of all U.S.-headquartered equity securities with available pricing data that is representative of the performance of the broad U.S. equity market.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

2 Annual Report 2008

There is no assurance that the investment objective of any fund (or that of any of its underlying funds) will be achieved.

There is no assurance that a diversified portfolio will produce better results than a nondiversified portfolio.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

2008 Annual Report 3

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

4 Annual Report 2008

NVIT Cardinal Aggressive Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the period from April 1, 2008, through December 31, 2008, the NVIT Cardinal Aggressive Fund (Class II at NAV) registered -31.70% versus -32.05% for its benchmark, a blend of 65% Dow Jones (DJ) Wilshire 5000 Composite Index, 30% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, and 5% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index). For broader comparison, the average return for the Fund’s Lipper peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 206 funds as of December 31, 2008) was -24.66% for the nine months ended December 31, 2008.

What areas of investment provided the most positive relative returns for the Fund?

None of the Fund’s underlying investments posted a positive return during the nine-month reporting period. The Fund’s two underlying fixed-income funds – the Lehman Brothers NVIT Core Plus Bond Fund (which changed its name in January 2009 to NVIT Core Plus Bond Fund and is now managed by Neuberger Berman Management Inc.) and the NVIT Core Bond Fund – narrowly missed achieving positive performance, registering -0.21% and -1.16%, respectively, for the reporting period.

What areas of investment detracted from Fund performance?

The steep declines posted by U.S. large-capitalization stocks during the nine-month reporting period were reflected by the Fund’s two largest allocations – the NVIT Multi-Manager Large Cap Value Fund, which registered 31.58%, and the NVIT Multi-Manager Large Cap Growth Fund, with -31.41%. For the full year of 2008, the Standard & Poor’s 500® (S&P 500) Index declined 37.0%, and all 10 sectors within the S&P 500 Index recorded negative performance. The three worst-performing sectors in 2008 were financials, with
-55.3%; materials, with -45.7%; and information technology, with -43.1%. Traditionally defensive sectors led the way in 2008; the best relative performers within the Index were consumer staples, with -15.4%, and health care, with -22.8%. At its lowest point during 2008, the S&P 500 Index was down 52% from its high, set back in October 2007.

International stocks performed even worse, as was reflected by the Fund’s two underlying international investments – the NVIT Multi-Manager International Value Fund, which registered -40.74%, and the NVIT Multi-Manager International Growth Fund, with -36.12%, for the nine-month reporting period. On the international front, all 10 sectors and 21 countries represented in the MSCI EAFE Index registered negative performance for the full year of 2008. Among the weakest-performing major-country markets (in U.S. dollar terms) were the United Kingdom, with -48.3%; Germany, with -45.9%; and France, with -43.3%. Three smaller developed-country markets – Belgium, Greece and Norway – each declined in excess of 60%. Japan, with
-29.2%, posted the best relative performance for a major-country market.

What is your outlook for the near term?

We have witnessed unprecedented market declines during the reporting period. The fourth quarter of 2008 was one of the worst quarters ever for stock markets across the globe. Nearly all such markets experienced double-digit declines, and volatility was at or near all-time high levels. Governments around the world have come to the rescue of some of the largest and best-known financial firms. The U.S. economy has slowed dramatically since mid-2007 and, given the continuing crisis in the equity and credit markets, the investing outlook for the near term is relatively bleak. As a result, many individuals are extremely frustrated by their recent investment losses and confused as to how best to invest for their future.

We believe that the current market turbulence underscores the critical importance of investing for the long term in a broadly diversified solution. The Cardinal Funds seek to achieve higher risk-adjusted returns over time than those that could be achieved with a less diversified portfolio of investments by combining underlying investments in major asset classes that typically behave differently under various market conditions. We believe this particular Fund’s substantial equity-oriented allocations across U.S. and international markets position it to deliver potentially strong risk-adjusted returns for the investor who is willing to take on relatively high levels of risk and to stay invested over the long term.

2008 Annual Report 5

NVIT Cardinal Aggressive Fund
Continued

The table below lists the target allocation as of December 31, 2008, for each of the Fund’s underlying investments and how each underlying fund performed during the nine-month reporting period.

NVIT Cardinal Aggressive Fund
Performance of Underlying Investments for Period Ended December 31, 2008

		Target	1-year	5-year	Since	Inception
Asset Class	Underlying Investment	Allocation*	Return	Return	Inception	Date

Large Cap Stocks	NVIT Multi-Manager Large Cap Growth Fund	20.0%	N/A	N/A	-32.37%	3/25/2008
	NVIT Multi-Manager Large Cap Value Fund	20.0%	N/A	N/A	-33.16%	3/25/2008

International Stocks	NVIT Multi-Manager International Growth Fund	15.0%	N/A	N/A	-35.60%	3/25/2008
	NVIT Multi-Manager International Value Fund	15.0%	N/A	N/A	-40.66%	3/27/2008

Mid-Cap Stocks	NVIT Multi-Manager Mid Cap Growth Fund	7.5%	N/A	N/A	-33.90%	3/25/2008
	NVIT Multi-Manager Mid-Cap Value Fund	7.5%	N/A	N/A	-28.35%	3/25/2008

Small Cap Stocks	NVIT Multi-Manager Small Cap Growth Fund	4.0%	N/A	N/A	-32.73%	3/27/2008
	NVIT Multi-Manager Small Cap Value	4.0%	N/A	N/A	-26.98%	3/27/2008
	NVIT Multi-Manager Small Company Fund	2.0%	N/A	N/A	-32.67%	3/27/2008

Bonds	NVIT Core Bond Fund	2.5%	N/A	N/A	-0.56%	3/25/2008
	NVIT Core Plus Bond Fund	2.5%	N/A	N/A	-0.09%	3/25/2008

*	Target allocations for each underlying investment are as of December 31, 2008. Due primarily to market activity, actual allocations may vary.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Performance shown is for Class Y shares for each underlying investment. Performance returns assume the reinvestment of all distributions. Returns for periods less than one year are not annualized.

Portfolio Manager:
Thomas R. Hickey, Jr.

6 Annual Report 2008

Fund Performance	NVIT Cardinal Aggressive Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

		Gross	Net
		Expense	Expense
	Inception[2]	Ratio*	Ratio*

Class I	-31.73%	1.16%	1.16%

Class II	-31.76%	1.41%	1.25%

*	Expenses are estimated based on the Fund’s projected average net assets for 2008. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Expenses also include indirect underlying fund expenses. Please see the Fund’s most recent Prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on March 28, 2008.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Cardinal Aggressive Fund versus performance of the Composite Index (a), the Dow Jones (DJ) Wilshire 5000 Total Market Index (b), the MSCI EAFE Index (c), the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index) (d), and the Consumer Price Index (CPI)(e). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index is comprised of 65% DJ Wilshire 5000 Total Market Index, 30% MSCI EAFE Index and 5% Barclays Capital U.S. Aggregate Bond Index.

(b)	The DJ Wilshire 5000 Total Market Index represents the broadest index for the U.S. equity market, measuring the performance of all U.S.-headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index.

(c)	The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index

2008 Annual Report 7

Fund Performance	NVIT Cardinal Aggressive Fund
(Continued)

that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

(d)	The Barclays Capital U.S. Aggregate Bond Index is a benchmark index composed of U.S. securities in Treasury, Government-Related, Corporate, and Securitized sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million.

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

8 Annual Report 2008

Shareholder	NVIT Cardinal Aggressive Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
NVIT Cardinal			Account Value ($)	Account Value ($)	During Period ($)[a]	Expense Ratio (%)[a]
Aggressive Fund			07/01/08	12/31/08	07/01/08 - 12/31/08	07/01/08 - 12/31/08

Class I	Actual		1,000.00	680.40	1.31	0.31
	Hypothetical	[b]	1,000.00	1,023.58	1.58	0.31

Class II	Actual		1,000.00	680.10	1.77	0.42
	Hypothetical	[b]	1,000.00	1,023.03	2.14	0.42

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Annual Report 9

Portfolio Summary	NVIT Cardinal Aggressive Fund
December 31, 2008 (Unaudited)

Asset Allocation

Equity Funds	95.2%
Fixed Income Funds	4.9%
Liabilities in excess of other assets	(0.1)%

100.0%

Top Holdings

NVIT Multi-Manager Large Cap Value Fund, Class Y	20.1%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	20.0%
NVIT Multi-Manager International Value Fund, Class Y	14.8%
NVIT Multi-Manager International Growth Fund, Class Y	14.8%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.6%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	7.6%
NVIT Multi-Manager Small Cap Value Fund, Class Y	4.1%
NVIT Multi-Manager Small Cap Growth Fund, Class Y	4.1%
NVIT Core Bond Fund, Class Y	2.5%
NVIT Core Plus Bond Fund, Class Y	2.4%
Other	2.0%

100.0%

10 Annual Report 2008

Statement of Investments
December 31, 2008

NVIT Cardinal Aggressive Fund

Mutual Funds 100.1% (a)

	Shares	Market Value

Equity Funds 95.2%
NVIT Multi-Manager International Growth Fund, Class Y	166,568	$1,071,030
NVIT Multi-Manager International Value Fund, Class Y	138,769	1,071,299
NVIT Multi-Manager Large Cap Growth Fund, Class Y	214,273	1,444,197
NVIT Multi-Manager Large Cap Value Fund, Class Y	219,643	1,454,035
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	82,626	546,158
NVIT Multi-Manager Mid Cap Value Fund, Class Y	77,857	550,449
NVIT Multi-Manager Small Cap Growth Fund, Class Y	30,735	296,903
NVIT Multi-Manager Small Cap Value Fund, Class Y	45,062	297,858
NVIT Multi-Manager Small Company Fund, Class Y	13,682	147,217

		6,879,146

Fixed Income Funds 4.9%
NVIT Core Bond Fund, Class Y	18,058	174,982
NVIT Core Plus Bond Fund, Class Y	17,891	174,978

		349,960

Total Mutual Funds (cost $9,607,002)		7,229,106

Total Investments (cost $9,607,002) (b) — 100.1%		7,229,106

Liabilities in excess of other assets — (0.1%)		(3,705)

NET ASSETS — 100.0%		$7,225,401

(a)	Investments in affiliates.

(b)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Assets and Liabilities
December 31, 2008

NVIT
Cardinal
Aggressive Fund

Assets:
Investments in affiliates, at value (cost $9,607,002)	$7,229,106
Dividends receivable	263
Receivable for capital shares issued	3,191
Receivable from Adviser	4,077

Total Assets	7,236,637

Liabilities:
Payable for investments purchased	3,151
Payable for capital shares redeemed	41
Accrued expenses and other payables:
Distribution fees	378
Administrative services fees	231
Custodian fees	81
Trustee fees	58
Compliance program costs (Note 3)	119
Professional fees	382
Printing fees	4,987
Other	1,808

Total Liabilities	11,236

Net Assets	$7,225,401

Represented by:
Capital	$9,603,297
Net unrealized appreciation/(depreciation) from investments in affiliates	(2,377,896)

Net Assets	$7,225,401

Net Assets:
Class I Shares	$1,559,214
Class II Shares	5,666,187

Total	$7,225,401

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	237,263
Class II Shares	862,690

Total	1,099,953

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.57
Class II Shares	$6.57

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Operations
For the Period Ended December 31, 2008

NVIT
Cardinal
Aggressive Fund (a)

INVESTMENT INCOME:
Interest income	$409
Dividend income from affiliates	49,942

Total Income	50,351

EXPENSES:
Investment advisory fees	7,239
Distribution fees Class II Shares	6,169
Administrative services fees Class I Shares	205
Administrative services fees Class II Shares	1,112
Custodian fees	427
Trustee fees	120
Compliance program costs (Note 3)	119
Professional fees	4,197
Printing fees	12,874
Other	6,466

Total expenses before reimbursed/waived expenses and earnings credit	38,928

Earnings credit (Note 4)	(12)
Distribution fees voluntarily waived-Class II	(3,948)
Expenses reimbursed by Adviser	(21,329)

Net Expenses	13,639

NET INVESTMENT INCOME	36,712

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(294,432)
Net realized gain distributions from underlying affiliated funds	197,479

Net realized losses from investment transactions with affiliated funds	(96,953)

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(2,377,896)

Net realized/unrealized losses from investments	(2,474,849)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,438,137)

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statement of Changes in Net Assets

NVIT Cardinal
Aggressive Fund

Period Ended
December 31, 2008 (a)
Operations:
Net investment income	$36,712
Net realized losses from investments	(96,953)
Net change in unrealized appreciation / (depreciation) from investment transactions	(2,377,896)

Change in net assets resulting from operations	(2,438,137)

Distributions to Shareholders From:
Net investment income:
Class I	(26,266)
Class II	(65,670)
Net realized gains:
Class I	(33,405)
Class II	(113,452)
Return of capital:
Class I	(295)
Class II	(897)

Change in net assets from shareholder distributions	(239,985)

Change in net assets from capital transactions	9,903,523

Change in net assets	7,225,401

Net Assets:
Beginning of period	–

End of period	$7,225,401

Accumulated undistributed net investment loss at end of period	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,974,797
Dividends reinvested	59,966
Cost of shares redeemed	(736,824)

Total Class I	2,297,939

Class II Shares
Proceeds from shares issued	8,033,411
Dividends reinvested	180,019
Cost of shares redeemed	(607,846)

Total Class II	7,605,584

Change in net assets from capital transactions	$9,903,523

SHARE TRANSACTIONS:
Class I Shares
Issued	319,031
Reinvested	8,455
Redeemed	(90,223)

Total Class I Shares	237,263

Class II Shares
Issued	915,591
Reinvested	26,131
Redeemed	(79,032)

Total Class II Shares	862,690

Total change in shares	1,099,953

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period indicated)

NVIT Cardinal Aggressive Fund

		Operations			Distributions							Ratios / Supplemental Data

			Net Realized												Ratio of
			and											Ratio of Net	Expenses
	Net Asset		Unrealized										Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net	Return		Net Asset			Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	of	Total	Value, End	Total		at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	of Period	Return (a)		Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Period Ended December 31, 2008 (e)(f)	$10.00	0.06	(3.21)	(3.15)	(0.13)	(0.15)	–	(0.28)	$6.57	(31	.73)%	$1,559,214	0.30%	0.98%	0.81%	26.73%

Class II Shares
Period Ended December 31, 2008 (e)(f)	$10.00	0.06	(3.21)	(3.15)	(0.13)	(0.15)	–	(0.28)	$6.57	(31	.76)%	$5,666,187	0.41%	1.03%	1.20%	26.73%
Amounts designated a “–” are zero or have been rounded to zero.
(a)   Not annualized.
(b)   Annualized.
(c)   During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)   For the period from March 28, 2008 (commencement of operations) through December 31, 2008.
(f)     Per share calculations were performed using the average share method.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Cardinalsm Aggressive Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and

16 Annual Report 2008

dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by the Money Market Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

		Level 2 — Other Significant		Level 3 — Significant
Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$7,229,106	$—	$—	$—	$—	$—	$7,229,106	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of December 31, 2008, the Fund did not hold any repurchase agreements.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any

18 Annual Report 2008

gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(f)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Fund did not have securities on loan.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions

20 Annual Report 2008

reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the period ended December 31, 2008.

Fee Schedule	Total Fees

All Assets	0.20%

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding for the Fund’s Class I and Class II shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount
For the Period Ended
December 31, 2008 (a)

$21,329

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares until at least May 1, 2009.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the period ended December 31, 2008, NFS received $1,086 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended December 31, 2008, the Fund’s portion of such costs was $119.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire

22 Annual Report 2008

at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the period ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $10,079,264 and sales of $1,177,830.

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Underlying Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

10. Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2008, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total		Total
	Ordinary	Long-Term	Taxable		Distributions
Year	Income	Capital Gains	Distributions	Return of Capital	Paid

2008	$96,279	$142,514	$238,793	$1,192	$239,985

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$—	$—	$—	$—	$(2,377,896)	$(2,377,896)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

24 Annual Report 2008

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$9,607,002	$891	$(2,378,787)	$(2,377,896)

2008 Annual Report 25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT CardinalSM Aggressive Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008 and the results of its operations, the changes in its net assets and the financial highlights for the period March 28, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the underlying funds’ transfer agent, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

26 Annual Report 2008

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 26.29% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $142,513 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

2008 Annual Report 27

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

28 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

32 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 33

NVIT Cardinalsm Balanced Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

12	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statement of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-CD-BAL (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The objective is to reduce long-term risk and capture potential profits across various asset classes. Remember, asset allocation does not ensure a profit nor protect against losses. The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations.

Day-to-day market activity will likely cause the Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

Each fund’s underlying funds may be subject to specific investment risks and loss of principal such as those associated with small companies, international securities, initial public offerings, bonds and short-term instruments. Please see the prospectus for information about the specific risks of an investment.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Market indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

The Fund’s composite benchmark consists of 50% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Index), 35% Dow Jones (DJ) Wilshire 5000 Composite Index and 15% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Dow Jones (DJ) Wilshire 5000 Composite Index: An unmanaged, market capitalization-weighted index of all U.S.-headquartered equity securities with available pricing data that is representative of the performance of the broad U.S. equity market.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

2 Annual Report 2008

There is no assurance that the investment objective of any fund (or that of any of its underlying funds) will be achieved.

There is no assurance that a diversified portfolio will produce better results than a nondiversified portfolio.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

2008 Annual Report 3

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

4 Annual Report 2008

NVIT Cardinal Balanced Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the period from April 1, 2008, through December 31, 2008, the NVIT Cardinal Balanced Fund (Class II at NAV) registered -17.32% versus -23.67% for its benchmark, a blend of 35% Dow Jones (DJ) Wilshire 5000 Composite Index, 50% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index) and 15% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. For broader comparison, the average return for the Fund’s Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 174 funds as of December 31, 2008) was -21.38% for the nine months ended December 31, 2008.

What areas of investment provided the most positive relative returns for the Fund?

Only one of the Fund’s underlying investments posted a positive return during the nine-month reporting period – the NVIT Money Market Fund, with 1.33%. Two of the Fund’s underlying fixed-income funds – the Lehman Brothers NVIT Core Plus Bond Fund (which changed its name in January 2009 to NVIT Core Plus Bond Fund and is now managed by Neuberger Berman Management Inc.) and the NVIT Short Term Bond Fund – narrowly missed achieving positive performance, registering -0.21% and -0.67%, respectively, for the reporting period.

What areas of investment detracted from Fund performance?

The steep declines posted by U.S. large-capitalization stocks during the nine-month reporting period were reflected by the Fund’s two largest equity allocations – the NVIT Multi-Manager Large Cap Value Fund, which registered -31.58%, and the NVIT Multi-Manager Large Cap Growth Fund, with -31.41%. For the full year of 2008, the Standard & Poor’s 500® (S&P 500) Index declined 37.0%, and all 10 sectors within the S&P 500 Index recorded negative performance. The three worst-performing sectors in 2008 were financials, with -55.3%; materials, with -45.7%; and information technology, with -43.1%. Traditionally defensive sectors led the way in 2008; the best relative performers within the Index were consumer staples, with -15.4%, and health care, with -22.8%. At its lowest point during 2008, the S&P 500 Index was down 52% from its high, set back in October 2007.

International stocks performed even worse, as was reflected by the Fund’s two underlying international investments – the NVIT Multi-Manager International Value Fund, which registered -40.74%, and the NVIT Multi-Manager International Growth Fund, with -36.12%, for the nine-month reporting period. On the international front, all 10 sectors and 21 countries represented in the MSCI EAFE Index registered negative performance for the full year of 2008. Among the weakest-performing major-country markets (in U.S. dollar terms) were the United Kingdom, with -48.3%; Germany, with -45.9%; and France, with -43.3%. Three smaller developed-country markets – Belgium, Greece and Norway – each declined in excess of 60%. Japan, with -29.2%, posted the best relative performance for a major-country market.

What is your outlook for the near term?

We have witnessed unprecedented market declines during the reporting period. The fourth quarter of 2008 was one of the worst quarters ever for stock markets across the globe. Nearly all such markets experienced double-digit declines, and volatility was at or near all-time high levels. Governments around the world have come to the rescue of some of the largest and best-known financial firms. The U.S. economy has slowed dramatically since mid-2007 and, given the continuing crisis in the equity and credit markets, the investing outlook for the near term is relatively bleak. As a result, many individuals are extremely frustrated by their recent investment losses and confused as to how best to invest for their future.

We believe the current market turbulence underscores the critical importance of investing for the long term in a broadly diversified solution. The Cardinal Funds seek to achieve higher risk-adjusted returns over time than those that could be achieved with a less diversified portfolio of investments by combining underlying investments in major asset classes that typically behave differently under various market conditions.

2008 Annual Report 5

NVIT Cardinal Balanced Fund
(Continued)

We believe this particular Fund’s significant equity-oriented allocations and fixed income-oriented allocations across U.S. and international markets position it to deliver the potential for strong risk-adjusted returns for the investor who is willing to take on relatively moderate levels of risk and to stay invested over the long term.

6 Annual Report 2008

NVIT Cardinal Balanced Fund
(Continued)

The table below lists the target allocation as of December 31, 2008, for each of the Fund’s underlying investments and how each underlying fund performed during the nine-month reporting period.

NVIT Cardinal Balanced Fund
Performance of Underlying Investments for Period Ended December 31, 2008

		Target	1-year	5-year	Since	Inception
Asset Class	Underlying Investment	Allocation*	Return	Return	Inception	Date

Large Cap Stocks	NVIT Multi-Manager Large Cap Growth Fund	12.5%	N/A	N/A	-32.37%	3/25/2008
	NVIT Multi-Manager Large Cap Value Fund	12.5%	N/A	N/A	-33.16%	3/25/2008

International Stocks	NVIT Multi-Manager International Growth Fund	6.0%	N/A	N/A	-35.60%	3/25/2008
	NVIT Multi-Manager International Value Fund	6.0%	N/A	N/A	-40.66%	3/27/2008

Mid-Cap Stocks	NVIT Multi-Manager Mid-Cap Growth Fund	5.0%	N/A	N/A	-33.90%	3/25/2008
	NVIT Multi-Manager Mid-Cap Value Fund	5.0%	N/A	N/A	-28.35%	3/25/2008

Small Cap Stocks	NVIT Multi-Manager Small Cap Growth Fund	1.0%	N/A	N/A	-32.73%	3/27/2008
	NVIT Multi-Manager Small Company Fund	1.0%	N/A	N/A	-32.67%	3/27/2008
	NVIT Multi Manager Small Cap Value Fund	1.0%	N/A	N/A	-26.98%	3/27/2008

Bonds	NVIT Core Bond Fund	15.0%	N/A	N/A	-0.56%	3/25/2008
	NVIT Core Plus Bond Fund	15.0%	N/A	N/A	-0.09%	3/25/2008
	NVIT Short Term Bond Fund	14.0%	N/A	N/A	-0.33%	3/25/2008

Money Market	NVIT Money Market Fund	6.0%	2.18%	N/A	3.91%	4/28/2006

*	Target Allocations for each underlying investment are as of December 31, 2008. Due primarily to market activity, actual allocations may vary.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Performance shown is for Class Y shares for each underlying investment. Performance returns assume the reinvestment of all distributions. Returns for periods less than one year are not annualized.

Portfolio Manager:
Thomas R. Hickey, Jr.

2008 Annual Report 7

Fund Performance	NVIT Cardinal Balanced Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

		Gross	Net
		Expense	Expense
	Inception[2]	Ratio*	Ratio*

Class I	-17.10%	0.98%	0.98%

Class II	-17.23%	1.23%	1.07%

*	Expenses are estimated based on the Fund’s projected average net assets for 2008. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Expenses also include indirect underlying fund expenses. Please see the Fund’s most recent Prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on March 28, 2008.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Cardinal Balanced Fund versus performance of the Composite Index (a), the Dow Jones (DJ) Wilshire 5000 Total Market Index (b), the MSCI EAFE Index (c), the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index) (d), and the Consumer Price Index (CPI)(e). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index is comprised of 35% DJ Wilshire 5000 Total Market Index, 15% MSCI EAFE Index and 50% Barclays Capital U.S. Aggregate Bond Index.

(b)	The DJ Wilshire 5000 Total Market Index represents the broadest index for the U.S. equity market, measuring the performance of all U.S.-headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index.

8 Annual Report 2008

(c)	The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

(d)	The Barclays Capital U.S. Aggregate Bond Index is a benchmark index composed of U.S. securities in Treasury, Government-Related, Corporate, and Securitized sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million.

(e)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 9

Shareholder	NVIT Cardinal Balanced Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)[a]	Expense Ratio (%)[a]
NVIT Cardinal Balanced Fund			07/01/08	12/31/08	07/01/08 - 12/31/08	07/01/08 - 12/31/08

Class I	Actual		1,000.00	826.80	1.24	0.27
	Hypothetical	[b]	1,000.00	1,023.78	1.37	0.27

Class II	Actual		1,000.00	826.30	1.79	0.39
	Hypothetical	[b]	1,000.00	1,023.18	1.99	0.39

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10 Annual Report 2008

Portfolio Summary	NVIT Cardinal Balanced Fund
December 31, 2008 (Unaudited)

Asset Allocation

Equity Funds	50.8%
Fixed Income Funds	43.3%
Money Market Fund	5.9%

100.0%

Top Holdings

NVIT Core Bond Fund, Class Y	14.8%
NVIT Core Plus Bond Fund, Class Y	14.7%
NVIT Short-Term Bond Fund, Class Y	13.8%
NVIT Multi-Manager Large Cap Value Fund, Class Y	12.8%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	12.7%
NVIT Multi-Manager International Value Fund, Class Y	6.0%
NVIT Multi-Manager International Growth Fund, Class Y	6.0%
NVIT Money Market Fund, Class Y	5.9%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.2%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5.1%
Other	3.0%

100.0%

2008 Annual Report 11

Statement of Investments
December 31, 2008

NVIT Cardinal Balanced Fund

Mutual Funds 100.0% (a)

	Shares	Market Value

Equity Funds 50.8%
NVIT Multi-Manager International Growth Fund, Class Y	1,372,628	$8,825,999
NVIT Multi-Manager International Value Fund, Class Y	1,143,499	8,827,814
NVIT Multi-Manager Large Cap Growth Fund, Class Y	2,758,549	18,592,621
NVIT Multi-Manager Large Cap Value Fund, Class Y	2,827,509	18,718,112
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	1,134,557	7,499,420
NVIT Multi-Manager Mid Cap Value Fund, Class Y	1,068,978	7,557,674
NVIT Multi-Manager Small Cap Growth Fund, Class Y	158,233	1,528,526
NVIT Multi-Manager Small Cap Value Fund, Class Y	231,974	1,533,348
NVIT Multi-Manager Small Company Fund, Class Y	140,884	1,515,916

		74,599,430

Fixed Income Funds 43.3%
NVIT Core Bond Fund, Class Y	2,232,624	21,634,125
NVIT Core Plus Bond Fund, Class Y	2,212,037	21,633,719
NVIT Short-Term Bond Fund, Class Y	2,062,471	20,191,590

		63,459,434

Money Market Fund 5.9%
NVIT Money Market Fund, Class Y, .79%(c)	8,642,633	8,642,633

Total Mutual Funds (cost $163,350,671)		146,701,497

Total Investments (cost $163,350,671) (b) — 100.0%		146,701,497

Liabilities in excess of other assets — 0.0%		(36,998)

NET ASSETS — 100.0%		$146,664,499

(a)	Investments in affiliates.

(b)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

(c)	Represents 7-day effective yield as of December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT Cardinal
Balanced Fund

Assets:
Investments in affiliates, at value (cost $163,350,671)	$146,701,497
Dividends receivable	10,161
Receivable for capital shares issued	1,158,319
Receivable for investments sold	118

Total Assets	147,870,095

Liabilities:
Payable for investments purchased	1,158,304
Payable for capital shares redeemed	14
Accrued expenses and other payables:
Investment advisory fees	12,057
Distribution fees	9,800
Administrative services fees	4,672
Custodian fees	683
Trustee fees	1,046
Compliance program costs (Note 3)	2,136
Professional fees	5,457
Printing fees	4,788
Other	6,639

Total Liabilities	1,205,596

Net Assets	$146,664,499

Represented by:
Capital	$163,313,673
Net unrealized appreciation/(depreciation) from investments in affiliates	(16,649,174)

Net Assets	$146,664,499

Net Assets:
Class I Shares	$1,767,818
Class II Shares	144,896,681

Total	$146,664,499

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	217,712
Class II Shares	17,856,151

Total	18,073,863

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.12
Class II Shares	$8.11

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statement of Operations
For the Period Ended December 31, 2008

NVIT Cardinal Balanced
Fund (a)

INVESTMENT INCOME:
Interest income	$757
Dividend income from affiliates	1,411,869

Total Income	1,412,626

EXPENSES:
Investment advisory fees	91,046
Distribution fees Class II Shares	111,363
Administrative services fees Class I Shares	103
Administrative services fees Class II Shares	20,619
Custodian fees	1,976
Trustee fees	1,588
Compliance program costs (Note 3)	2,136
Professional fees	12,977
Printing fees	14,662
Other	8,906

Total expenses before reimbursed/waived expenses	265,376

Earnings credit (Note 4)	(41)
Distribution fees voluntarily waived-Class II	(71,272)
Expenses reimbursed by Adviser	(19,606)

Net Expenses	174,457

NET INVESTMENT INCOME	1,238,169

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(143,677)
Net realized gain distributions from underlying affiliated funds	941,938

Net realized gains from investment transactions with affiliated funds	798,261

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(16,649,174)

Net realized/unrealized losses from investments	(15,850,913)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,612,744)

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Statement of Changes in Net Assets

NVIT Cardinal
Balanced Fund

Period Ended
December 31, 2008 (a)
Operations:
Net investment income	$1,238,169
Net realized gains from investments	798,261
Net change in unrealized appreciation / (depreciation) from investment transactions	(16,649,174)

Change in net assets resulting from operations	(14,612,744)

Distributions to Shareholders From:
Net investment income:
Class I	(22,346)
Class II	(1,474,944)
Net realized gains:
Class I	(8,506)
Class II	(676,005)
Return of Capital
Class I	(190)
Class II	(14,503)

Change in net assets from shareholder distributions	(2,196,494)

Change in net assets from capital transactions	163,473,737

Change in net assets	146,664,499

Net Assets:
Beginning of period	—

End of period	$146,664,499

Accumulated undistributed net investment loss at end of period	$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,391,945
Dividends reinvested	31,042
Cost of shares redeemed	(382,941)

Total Class I	2,040,046

Class II Shares
Proceeds from shares issued	160,063,890
Dividends reinvested	2,165,452
Cost of shares redeemed	(795,651)

Total Class II	161,433,691

Change in net assets from capital transactions	$163,473,737

SHARE TRANSACTIONS:
Class I Shares
Issued	259,413
Reinvested	3,703
Redeemed	(45,404)

Total Class I Shares	217,712

Class II Shares
Issued	17,691,746
Reinvested	262,700
Redeemed	(98,295)

Total Class II Shares	17,856,151

Total change in shares	18,073,863

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period indicated)

NVIT Cardinal Balanced Fund

		Operations			Distributions						Ratios / Supplemental Data

Net
			Realized and										Ratio of Net	Ratio of Expenses
	Net Asset		Unrealized						Net Asset			Ratio of	Investment	(Prior to
	Value,	Net	Gains		Net	Net	Return		Value,		Net Assets	Expenses	Income to	Reimbursements)
	Beginning	Investment	(Losses) from	Total from	Investment	Realized	of	Total	End of	Total	at End of	to Average	Average Net	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	Period	Return (a)	Period	Net Assets (b)	Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Period Ended December 31, 2008 (e)	$10.00	0.12	(1.82)	(1.70)	(0.14)	(0.04)	—	(0.18)	$8.12	(17.10%)	$1,767,818	0.26%	1.90%	0.34%	13.21%
Class II Shares
Period Ended December 31, 2008 (e)	$10.00	0.12	(1.83)	(1.71)	(0.14)	(0.04)	—	(0.18)	$8.11	(17.23%)	$144,896,681	0.39%	2.73%	0.59%	13.21%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized.
(b)	Annualized.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

These accompanying notes are an integral part of these financial statements.

16 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Cardinalsm Balanced Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by the Money Market Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

18 Annual Report 2008

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$146,701,497	$—	$—	$—	$—	$—	$146,701,497	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of December 31, 2008, the Fund did not hold any repurchase agreements.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(f)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the

20 Annual Report 2008

portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Fund did not have securities on loan.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the period ended December 31, 2008.

Fee Schedule	Total Fees

All Assets	0.20%

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for the Fund’s Class I and Class II shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount
For the Period Ended
December 31, 2008 (a)

$19,606

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS),

22 Annual Report 2008

provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares until at least May 1, 2009.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the period ended December 31, 2008, NFS received $16,051 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended December 31, 2008, the Fund’s portion of such costs was $2,136.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the period ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $170,045,316 and sales of $7,550,968.

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and

24 Annual Report 2008

interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Underlying Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

10. Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2008, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total		Total
	Ordinary	Long-Term	Taxable		Distributions
Year	Income	Capital Gains	Distributions	Return of Capital	Paid

2008	$1,497,412	$684,389	$2,181,801	$14,693	$2,196,494

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$—	$—	$—	$—	$(16,649,174)	$(16,649,174)

2008 Annual Report 25

Notes to Financial Statements (Continued)
December 31, 2008

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$163,350,671	$244,667	$(16,893,841)	$(16,649,174)

26 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT CardinalSM Balanced Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008 and the results of its operations, the changes in its net assets and the financial highlights for the period March 28, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the underlying funds’ transfer agent, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 27

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 15.77% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $684,388 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

28 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]

Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]

Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

30 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]

Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

32 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]

Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 33

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]

Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

34 Annual Report 2008

NVIT Cardinalsm Capital Appreciation Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

10	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statement of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-CD-CAP (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable, escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The objective is to reduce long-term risk and capture potential profits across various asset classes. Remember, asset allocation does not ensure a profit nor protect against losses. The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations.

Day-to-day market activity will likely cause the Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

Each fund’s underlying funds may be subject to specific investment risks and loss of principal such as those associated with small companies, international securities, initial public offerings, bonds and short-term instruments. Please see the prospectus for information about the specific risks of an investment.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc.  is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Market indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

The Fund’s composite benchmark consists of 50% Dow Jones (DJ) Wilshire 5000 Composite Index, 30% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Index) and 20% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Dow Jones (DJ) Wilshire 5000 Composite Index:  An unmanaged, market capitalization-weighted index of all U.S.-headquartered equity securities with available pricing data that is representative of the performance of the broad U.S. equity market.

Morgan Stanley Capital International (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index:  An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

There is no assurance that the investment objective of any fund (or that of any of its underlying funds) will be achieved.

2 Annual Report 2008

There is no assurance that a diversified portfolio will produce better results than a nondiversified portfolio.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

2008 Annual Report 3

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

4 Annual Report 2008

NVIT Cardinal Capital Appreciation Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the period from April 1, 2008, through December 31, 2008, the NVIT Cardinal Capital Appreciation Fund (Class II at NAV) registered -23.84% versus -28.04% for its benchmark, a blend of 50% Dow Jones (DJ) Wilshire 5000 Composite Index, 30% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index) and 20% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. For broader comparison, the average return for the Fund’s Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 174 funds as of December 31, 2008) was -21.38% for the nine months ended December 31, 2008.

What areas of investment provided the most positive relative returns for the Fund?

Only one of the Fund’s underlying investments posted a positive return during the nine-month reporting period — the NVIT Money Market Fund, with 1.33%. Two of the Fund’s underlying fixed-income funds — the Lehman Brothers NVIT Core Plus Bond Fund (which changed its name in January 2009 to NVIT Core Plus Bond Fund and is now managed by Neuberger Berman Management Inc.) and the NVIT Short Term Bond Fund — narrowly missed achieving positive performance, registering -0.21% and -0.67%, respectively, for the reporting period.

What areas of investment detracted from Fund performance?

The steep declines posted by U.S. large-capitalization stocks during the nine-month reporting period were reflected by the Fund’s two largest allocations — the NVIT Multi-Manager Large Cap Value Fund, which registered -31.58%, and the NVIT Multi-Manager Large Cap Growth Fund, with -31.41%. For the full year of 2008, the Standard & Poor’s 500® (S&P 500) Index declined -37.0%, and all 10 sectors within the S&P 500 Index recorded negative performance. The three worst-performing sectors in 2008 were financials, with -55.3%; materials, with -45.7%; and information technology, with -43.1%. Traditionally defensive sectors led the way in 2008; the best relative performers within the Index were consumer staples, with -15.4%, and health care, with -22.8%. At its lowest point during 2008, the S&P 500 Index was down 52% from its high, set back in October 2007.

International stocks performed even worse, as was reflected by the Fund’s two underlying international investments — the NVIT Multi-Manager International Value Fund, which registered -40.74%, and the NVIT Multi-Manager International Growth Fund, with -36.12%, for the nine-month reporting period. On the international front, all 10 sectors and 21 countries represented in the MSCI EAFE Index registered negative performance for the full year of 2008. Among the weakest-performing major-country markets (in U.S. dollar terms) were the United Kingdom, with -48.3%; Germany, with -45.9%; and France, with -43.3%. Three smaller developed-country markets — Belgium, Greece and Norway — each declined in excess of 60%. Japan, with -29.2%, posted the best relative performance for a major-country market.

What is your outlook for the near term?

We have witnessed unprecedented market declines during the reporting period. The fourth quarter of 2008 was one of the worst quarters ever for stock markets across the globe. Nearly all such markets experienced double-digit declines, and volatility was at or near all-time high levels. Governments around the world have come to the rescue of some of the largest and best-known financial firms. The U.S. economy has slowed dramatically since mid-2007 and, given the continuing crisis in the equity and credit markets, the investing outlook for the near term is relatively bleak. As a result, many individuals are extremely frustrated by their recent investment losses and confused as to how best to invest for their future.

We believe the current market turbulence underscores the critical importance of investing for the long term in a broadly diversified solution. The Cardinal Funds seek to achieve higher risk-adjusted returns over time than those that could be achieved with a less diversified portfolio of investments by combining underlying investments in major asset classes that typically behave differently under various market conditions. We believe this particular Fund’s substantial equity-oriented allocations across U.S. and international markets, together with significant fixed income allocations, position it to deliver the potentially strong risk-adjusted returns for the investor who is willing to take on relatively higher levels of risk and to stay invested over the long term.

2008 Semiannual Report 5

NVIT Cardinal Capital Appreciation Fund
Continued

The table below lists the target allocation as of December 31, 2008, for each of the Fund’s underlying investments and how each underlying fund performed during the nine-month reporting period.

NVIT Cardinal Capital Appreciation Fund
Performance of Underlying Investments for Period Ended December 31, 2008

		Target	1-year	5-year	Since	Inception
Asset Class	Underlying Investment	Allocation*	Return	Return	Inception	Date

Large Cap Stocks	NVIT Multi-Manager Large Cap Growth Fund	16.0%	N/A	N/A	-32.37%	3/25/2008
	NVIT Multi-Manager Large Cap Value Fund	16.0%	N/A	N/A	-33.16%	3/25/2008

International Stocks	NVIT Multi-Manager International Growth Fund	10.0%	N/A	N/A	-35.60%	3/25/2008
	NVIT Multi-Manager International Value Fund	10.0%	N/A	N/A	-40.66%	3/27/2008

Mid-Cap Stocks	NVIT Multi-Manager Mid-Cap Growth Fund	6.5%	N/A	N/A	-33.90%	3/25/2008
	NVIT Multi-Manager Mid-Cap Value Fund	6.5%	N/A	N/A	-28.35%	3/25/2008

Small Cap Stocks	NVIT Multi-Manager Small Cap Growth Fund	2.0%	N/A	N/A	-32.73%	3/27/2008
	NVIT Multi-Manager Small Company Fund	2.0%	N/A	N/A	-32.67%	3/27/2008
	NVIT Multi Manager Small Cap Value Fund	1.0%	N/A	N/A	-26.98%	3/27/2008

Bonds	NVIT Core Bond Fund	10.0%	N/A	N/A	-0.56%	3/25/2008
	NVIT Core Plus Bond Fund	10.0%	N/A	N/A	-0.09%	3/25/2008
	NVIT Short Term Bond Fund	7.0%	N/A	N/A	-0.33%	3/25/2008

Money Market	NVIT Money Market Fund	3.0%	2.18%	N/A	3.91%	4/28/2006

*	Target allocations for each underlying investment are as of December 31, 2008. Due primarily to market activity, actual allocations may vary.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Performance shown is for Class Y shares for each underlying investment. Performance returns assume the reinvestment of all distributions. Returns for periods less than one year are not annualized.

Portfolio Manager:
Thomas R. Hickey, Jr.

6 Semiannual Report 2008

Fund Performance	NVIT Cardinal Capital Appreciation Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

		Gross	Net
		Expense	Expense
	Inception[2]	Ratio*	Ratio*

Class I	-23.81%	1.04%	1.04%

Class II	-23.84%	1.29%	1.13%

*	Expenses are estimated based on the Fund’s projected average net assets for 2008. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Expenses also include indirect underlying fund expenses. Please see the Fund’s most recent Prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on March 28, 2008.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Cardinal Capital Appreciation Fund versus performance of the Composite Index (a), the Dow Jones (DJ) Wilshire 5000 Total Market Index (b), the MSCI EAFE Index (c), the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index) (d), and the Consumer Price Index (CPI)(e). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index is comprised of 50% DJ Wilshire 5000 Total Market Index, 20% MSCI EAFE Index and 30% Barclays Capital U.S. Aggregate Bond Index.

(b)	The DJ Wilshire 5000 Total Market Index represents the broadest index for the U.S. equity market, measuring the performance of all U.S.-headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index.

(c)	The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

(d)	The Barclays Capital U.S. Aggregate Bond Index is a benchmark index composed of U.S. securities in Treasury, Government-Related, Corporate, and Securitized sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million.

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 7

Shareholder	NVIT Cardinal Capital Appreciation Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
NVIT Cardinal Capital			Account Value ($)	Account Value ($)	During Period ($)[a]	Expense Ratio (%)[a]
Appreciation Fund			07/01/08	12/31/08	07/01/08 - 12/31/08	07/01/08 - 12/31/08

Class I	Actual		1,000.00	759.20	1.24	0.28
	Hypothetical	[b]	1,000.00	1,023.73	1.43	0.28

Class II	Actual		1,000.00	758.90	1.72	0.39
	Hypothetical	[b]	1,000.00	1,023.18	1.99	0.39

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

8 Annual Report 2008

Portfolio Summary	NVIT Cardinal Capital Appreciation Fund
December 31, 2008 (Unaudited)

Asset Allocation

Equity Funds	70.7%
Fixed Income Funds	26.4%
Money Market Fund	2.9%

100.0%

Top Holdings

NVIT Multi-Manager Large Cap Value Fund, Class Y	16.2%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	16.1%
NVIT Multi-Manager International Value Fund, Class Y	10.0%
NVIT Multi-Manager International Growth Fund, Class Y	9.9%
NVIT Core Bond Fund, Class Y	9.8%
NVIT Core Plus Bond Fund, Class Y	9.8%
NVIT Short-Term Bond Fund, Class Y	6.8%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	6.7%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	6.6%
NVIT Money Market Fund, Class Y	2.9%
Other	5.2%

100.0%

2008 Annual Report 9

Statement of Investments
December 31, 2008

NVIT Cardinal Capital Appreciation Fund

Mutual Funds 100.0% (a)

	Shares	Market Value

Equity Funds 70.7%
NVIT Multi-Manager International Growth Fund, Class Y	1,805,710	$11,610,715
NVIT Multi-Manager International Value Fund, Class Y	1,504,330	11,613,428
NVIT Multi-Manager Large Cap Growth Fund, Class Y	2,787,273	18,786,220
NVIT Multi-Manager Large Cap Value Fund, Class Y	2,857,067	18,913,786
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	1,164,339	7,696,282
NVIT Multi-Manager Mid Cap Value Fund, Class Y	1,097,099	7,756,492
NVIT Multi-Manager Small Cap Growth Fund, Class Y	249,854	2,413,593
NVIT Multi-Manager Small Cap Value Fund, Class Y	366,308	2,421,293
NVIT Multi-Manager Small Company Fund, Class Y	111,226	1,196,791

		82,408,600

Fixed Income Funds 26.4%
NVIT Core Bond Fund, Class Y	1,174,663	11,382,481
NVIT Core Plus Bond Fund, Class Y	1,163,831	11,382,266
NVIT Short-Term Bond Fund, Class Y	813,851	7,967,598

		30,732,345

Money Market Fund 2.9%
NVIT Money Market Fund, Class Y, .79% (c)	3,410,575	3,410,575

Total Mutual Funds (cost $141,544,463)		116,551,520

Total Investments (cost $141,554,463) (b) — 100.0%		116,551,520

Liabilities in excess of other assets — 0.0%		(25,898)

NET ASSETS — 100.0%		$116,525,622

(a)	Investments in affiliates.

(b)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

(c)	Represents 7-day effective yield as of December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT
Cardinal Capital
Appreciation Fund

Assets:
Investments in affiliates, at value (cost $141,554,463)	$116,551,520
Dividends receivable	6,445
Receivable for capital shares issued	364,414
Receivable for investments sold	51

Total Assets	116,922,430

Liabilities:
Payable for investments purchased	355,875
Payable for capital shares redeemed	8,539
Accrued expenses and other payables:
Investment advisory fees	376
Distribution fees	7,993
Administrative services fees	4,115
Custodian fees	1,043
Trustee fees	930
Compliance program costs (Note 3)	1,898
Professional fees	5,147
Printing fees	4,813
Other	6,079

Total Liabilities	396,808

Net Assets	$116,525,622

Represented by:
Capital	$141,528,565
Net unrealized appreciation/(depreciation) from investments in affiliates	(25,002,943)

Net Assets	$116,525,622

Net Assets:
Class I Shares	$2,016,215
Class II Shares	114,509,407

Total	$116,525,622

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	271,422
Class II Shares	15,407,704

Total	15,679,126

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.43
Class II Shares	$7.43

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Operations
For the Period Ended December 31, 2008

NVIT
Cardinal Capital
Appreciation Fund (a)

INVESTMENT INCOME:
Interest income	$230
Dividend income from affiliates	1,005,707

Total Income	1,005,937

EXPENSES:
Investment advisory fees	86,563
Distribution fees Class II Shares	105,321
Administrative services fees Class I Shares	209
Administrative services fees Class II Shares	19,670
Custodian fees	2,078
Trustee fees	1,507
Compliance program costs (Note 3)	1,898
Professional fees	12,614
Printing fees	14,746
Other	8,359

Total expenses before reimbursed/waived expenses and earnings credit	252,965

Earnings credit (Note 4)	(82)
Distribution fees voluntarily waived — Class II	(67,406)
Expenses reimbursed by Adviser	(19,741)

Net Expenses	165,736

NET INVESTMENT INCOME	840,201

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(237,276)
Net realized gain distributions from underlying affiliated funds	1,514,159

Net realized gains from investment transactions with affiliated funds	1,276,883

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(25,002,943)

Net realized/unrealized losses from investments	(23,726,060)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(22,885,859)

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Changes in Net Assets

NVIT
Cardinal Capital
Appreciation Fund

Period Ended
December 31,
2008 (a)
Operations:
Net investment income	$840,201
Net realized gains from investments	1,276,883
Net change in unrealized appreciation / (depreciation) from investment transactions	(25,002,943)

Change in net assets resulting from operations	(22,885,859)

Distributions to Shareholders From:
Net investment income:
Class I	(25,878)
Class II	(1,246,626)
Net realized gains:
Class I	(18,883)
Class II	(1,064,877)
Return of capital
Class I	(274)
Class II	(14,715)

Change in net assets from shareholder distributions	(2,371,253)

Change in net assets from capital transactions	141,782,734

Change in net assets	116,525,622

Net Assets:
Beginning of period	—

End of period	$116,525,622

Accumulated undistributed net investment loss at end of period	$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,751,348
Dividends reinvested	45,035
Cost of shares redeemed	(261,297)

Total Class I	2,535,086

Class II Shares
Proceeds from shares issued	137,947,805
Dividends reinvested	2,326,218
Cost of shares redeemed	(1,026,375)

Total Class II	139,247,648

Change in net assets from capital transactions	$141,782,734

SHARE TRANSACTIONS:
Class I Shares
Issued	295,976
Reinvested	5,770
Redeemed	(30,324)

Total Class I Shares	271,422

Class II Shares
Issued	15,245,000
Reinvested	302,424
Redeemed	(139,720)

Total Class II Shares	15,407,704

Total change in shares	15,679,126

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.
The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period indicated)

NVIT Cardinal Capital Appreciation Fund

		Operations			Distributions					Ratios / Supplemental Data

Net Realized
			and											Ratio of
			Unrealized										Ratio of Net	Expenses
	Net Asset		Gains									Ratio of	Investment	(Prior to
	Value,	Net	(Losses)		Net	Net	Return		Net Asset		Net Assets	Expenses to	Income to	Reimbursements)
	Beginning	Investment	from	Total from	Investment	Realized	of	Total	Value, End	Total	at End of	Average Net	Average Net	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	of Period	Return (a)	Period	Assets (b)	Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Period Ended December 31, 2008 (e)	$10.00	0.10	(2.47)	(2.37)	(0.13)	(0.07)	—	(0.20)	$7.43	(23.81%)	$2,016,215	0.27%	1.53%	0.34%	14.19%

Class II Shares
Period Ended December 31, 2008 (e)	$10.00	0.10	(2.47)	(2.37)	(0.13)	(0.07)	—	(0.20)	$7.43	(23.84%)	$114,509,407	0.39%	1.95%	0.59%	14.19%

Amounts designated as “—” are zero or have been rounded to zero. (a)	Not annualized.

(b)	Annualized.

(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(d)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(e)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Cardinalsm Capital Appreciation Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and

2008 Annual Report 15

Notes to Financial Statements (Continued)
December 31, 2008

dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by the Money Market Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

16 Annual Report 2008

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$116,551,520	$—	$—	$—	$—	$—	$116,551,520	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of December 31, 2008, the Fund did not hold any repurchase agreements.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(f)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the

18 Annual Report 2008

portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Fund did not have securities on loan.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the period ended December 31, 2008.

Fee Schedule	Total Fees

All Assets	0.20%

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for the Fund’s Class I and Class II shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount
For the Period Ended
December 31, 2008 (a)

$19,741

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS),

20 Annual Report 2008

provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares until at least May 1, 2009.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the period ended December 31, 2008, NFS received $15,764 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended December 31, 2008, the Fund’s portion of such costs was $1,898.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the period ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $148,418,921 and sales of $7,627,182.

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and

22 Annual Report 2008

interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Underlying Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

10. Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2008, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total		Total
	Ordinary	Long-Term	Taxable		Distributions
Year	Income	Capital Gains	Distributions	Return of Capital	Paid

2008	$1,272,686	$1,083,578	$2,356,264	$14,989	$2,371,253

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$—	$—	$—	$—	$(25,002,943)	$(25,002,943)

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$141,554,463	$90,982	$(25,093,925)	$(25,002,943)

24 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT CardinalSM Capital Appreciation Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008 and the results of its operations, the changes in its net assets and the financial highlights for the period March 28, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the underlying funds’ transfer agent, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 25

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 21.66% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $1,083,578 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

26 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

28 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32 Annual Report 2008

NVIT Cardinalsm Conservative Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

10	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statement of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-CD-CON (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable, escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The objective is to reduce long-term risk and capture potential profits across various asset classes. Remember, asset allocation does not ensure a profit nor protect against losses. The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations.

Day-to-day market activity will likely cause the Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

Each fund’s underlying funds may be subject to specific investment risks and loss of principal such as those associated with small companies, international securities, initial public offerings, bonds and short-term instruments. Please see the prospectus for information about the specific risks of an investment.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Market indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

The Fund’s composite benchmark consists of 80% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Index), 15% Dow Jones (DJ) Wilshire 5000 Composite Index, and 5% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Dow Jones (DJ) Wilshire 5000 Composite Index: An unmanaged, market capitalization-weighted index of all U.S.-headquartered equity securities with available pricing data that is representative of the performance of the broad U.S. equity market.

Morgan Stanley Capital International Europe Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

2 Annual Report 2008

There is no assurance that the investment objective of any fund (or that of any of its underlying funds) will be achieved.

There is no assurance that a diversified portfolio will produce better results than a nondiversified portfolio.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

2008 Annual Report 3

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

4 Annual Report 2008

NVIT Cardinal Conservative Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the period from April 1, 2008, through December 31, 2008, the NVIT Cardinal Conservative Fund (Class II at NAV) registered -7.23% versus -12.14% for its benchmark, a blend of 80% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index), 15% Dow Jones (DJ) Wilshire 5000 Composite Index and 5% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. For broader comparison, the average return for the Fund’s Lipper peer category of Mixed-Asset Target Allocation Conservative Funds (consisting of 94 funds as of December 31, 2008) was -14.80% for the nine months ended December 31, 2008.

What areas of investment provided the most positive relative returns for the Fund?

Only one of the Fund’s underlying investments posted a positive return during the nine-month reporting period – the NVIT Money Market Fund, with 1.33%. Two of the Fund’s underlying fixed-income funds – the Lehman Brothers NVIT Core Plus Bond Fund (which changed its name in January 2009 to NVIT Core Plus Bond Fund and is now managed by Neuberger Berman Management Inc.) and the NVIT Short Term Bond Fund – narrowly missed achieving positive performance, registering -0.21% and -0.67%, respectively, for the reporting period.

What areas of investment detracted from Fund performance?

The steep declines posted by U.S. large-capitalization stocks during the nine-month reporting period were reflected by the Fund’s two largest equity allocations – the NVIT Multi-Manager Large Cap Value Fund, which registered -31.58%, and the NVIT Multi-Manager Large Cap Growth Fund, with -31.41%. For the full year of 2008, the Standard & Poor’s 500® (S&P 500) Index declined -37.0%, and all 10 sectors within the S&P 500 Index recorded negative performance. The three worst-performing sectors in 2008 were financials, with -55.3%; materials, with -45.7%; and information technology, with -43.1%. Traditionally defensive sectors led the way in 2008; the best relative performers within the Index were consumer staples, with -15.4%, and health care, with -22.8%. At its lowest point during 2008, the S&P 500 Index was down 52% from its high, set back in October 2007.

International stocks performed even worse, as was reflected by the Fund’s two underlying international investments – the NVIT Multi-Manager International Value Fund, which registered -40.74%, and the NVIT Multi-Manager International Growth Fund, with -36.12%, for the nine-month reporting period. On the international front, all 10 sectors and 21 countries represented in the MSCI EAFE Index registered negative returns for the year. Among the weakest-performing major-country markets (in U.S. dollar terms) were the United Kingdom, with -48.3%; Germany, with -45.9%; and France, with -43.3%. Three smaller developed-country markets – Belgium, Greece and Norway – each declined in excess of 60%. Japan, with -29.2%, posted the best relative performance for a major-country market.

What is your outlook for the near term?

We have witnessed unprecedented market declines during the reporting period. The fourth quarter of 2008 was one of the worst quarters ever for stock markets across the globe. Nearly all such markets experienced double-digit declines, and volatility was at or near all-time high levels. Governments around the world have come to the rescue of some of the largest and best-known financial firms. The U.S. economy has slowed dramatically since mid-2007 and, given the continuing crisis in the equity and credit markets, the investing outlook for the near term is relatively bleak. As a result, many individuals are extremely frustrated by their recent investment losses and confused as to how best to invest for their future.

We believe the current market turbulence underscores the critical importance of investing for the long term in a broadly diversified solution. The Cardinal Funds seek to achieve higher risk-adjusted returns over time than those that could be achieved with a less diversified portfolio of investments by combining underlying investments in major asset classes that typically behave differently under various market conditions. We believe this particular Fund’s substantial fixed income-oriented allocations position the Fund to deliver the potential for reasonable risk-adjusted returns for the investor who is willing to take on relatively low levels of risk and to stay invested over the long term.

2008 Annual Report 5

NVIT Cardinal Conservative Fund
Continued

The table below lists the target allocation as of December 31, 2008, for each of the Fund’s underlying investments and how each underlying fund performed during the nine-month reporting period.

NVIT Cardinal Conservative Fund
Performance of Underlying Investments for Period Ended December 31, 2008

		Target	1-year	5-year	Since	Inception
Asset Class	Underlying Investment	Allocation*	Return	Return	Inception	Date

Large Cap Stocks	NVIT Multi-Manager Large Cap Growth Fund	5.0%	N/A	N/A	-32.37%	3/25/2008
	NVIT Multi-Manager Large Cap Value Fund	5.0%	N/A	N/A	-33.16%	3/25/2008

International Stocks	NVIT Multi-Manager International Growth Fund	2.5%	N/A	N/A	-35.60%	3/25/2008
	NVIT Multi-Manager International Value Fund	2.5%	N/A	N/A	-40.66%	3/27/2008

Mid-Cap Stocks	NVIT Multi-Manager Mid-Cap Growth Fund	2.5%	N/A	N/A	-33.90%	3/25/2008
	NVIT Multi-Manager Mid-Cap Value Fund	2.5%	N/A	N/A	-28.35%	3/25/2008

Bonds	NVIT Core Bond Fund	20.0%	N/A	N/A	-0.56%	3/25/2008
	NVIT Core Plus Bond Fund	20.0%	N/A	N/A	-0.09%	3/25/2008
	NVIT Short Term Bond Fund	30.0%	N/A	N/A	-0.33%	3/25/2008

Money Market	NVIT Money Market Fund	10.0%	2.18%	N/A	3.91%	4/28/2006

*	Target allocation for each underlying investment are as of December 31, 2008. Due primarily to market activity, actual allocations may vary.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Performance shown is for Class Y shares for each underlying investment. Performance returns assume the reinvestment of all distributions. Returns for periods less than one year are not annualized.

Portfolio Manager:
Thomas R. Hickey, Jr.

6 Annual Report 2008

Fund Performance	NVIT Cardinal Conservative Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

		Gross	Net
		Expense	Expense
	Inception[2]	Ratio*	Ratio*

Class I	-7.11%	0.91%	0.91%

Class II	-7.04%	1.16%	1.00%

*	Expenses are estimated based on the Fund’s projected average net assets for 2008. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Expenses also include indirect underlying fund expenses. Please see the Fund’s most recent Prospectus for details.

[1]	The returns reported above do not include the effect of sales charges of additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on March 28, 2008.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Cardinal Conservative Fund versus performance of the Composite Index(a), the Dow Jones (DJ) Wilshire 5000 Total Market Index(b), the MSCI EAFE Index(c), the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index)(d), and the Consumer Price Index (CPI)(e). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index is comprised of 30% DJ Wilshire 5000 Total Market Index, 10% MSCI EAFE Index and 60% Barclays Capital U.S. Aggregate Bond Index.

(b)	The DJ Wilshire 5000 Total Market Index represents the broadest index for the U.S. equity market, measuring the performance of all U.S.-headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index.

(c)	The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

(d)	The Barclays Capital U.S. Aggregate Bond Index is a benchmark index composed of U.S. securities in Treasury, Government-Related, Corporate, and Securitized sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million.

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 7

Shareholder	NVIT Cardinal Conservative Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)[a]	Expense Ratio (%)[a]
NVIT Cardinal Conservative Fund			07/01/08	12/31/08	07/01/08 - 12/31/08	07/01/08 - 12/31/08

Class I	Actual		1,000.00	928.80	1.45	0.30
	Hypothetical	[b]	1,000.00	1,023.63	1.53	0.30

Class II	Actual		1,000.00	929.40	2.04	0.42
	Hypothetical	[b]	1,000.00	1,023.03	2.14	0.42

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

8 Annual Report 2008

Portfolio Summary	NVIT Cardinal Conservative Fund
December 31, 2008 (Unaudited)

Asset Allocation

Fixed Income Funds	69.6%
Equity Funds	20.5%
Money Market Fund	9.9%

100.0%

Top Holdings

NVIT Short-Term Bond Fund, Class Y	29.8%
NVIT Core Bond Fund, Class Y	19.9%
NVIT Core Plus Bond Fund, Class Y	19.9%
NVIT Money Market Fund, Class Y	9.9%
NVIT Multi-Manager Large Cap Value Fund, Class Y	5.2%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	5.1%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	2.6%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2.6%
NVIT Multi-Manager International Value Fund, Class Y	2.5%
NVIT Multi-Manager International Growth Fund, Class Y	2.5%

100.0%

2008 Annual Report 9

Statement of Investments
December 31, 2008

NVIT Cardinal Conservative Fund

Mutual Funds 100.0% (a)

	Shares	Market Value

Equity Funds 20.5%
NVIT Multi-Manager International Growth Fund, Class Y	203,328	$1,307,399
NVIT Multi-Manager International Value Fund, Class Y	169,390	1,307,693
NVIT Multi-Manager Large Cap Growth Fund, Class Y	392,311	2,644,177
NVIT Multi-Manager Large Cap Value Fund, Class Y	402,133	2,662,122
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	201,700	1,333,237
NVIT Multi-Manager Mid Cap Value Fund, Class Y	190,050	1,343,651

		10,598,279

Fixed Income Funds 69.6%
NVIT Core Bond Fund, Class Y	1,058,198	10,253,940
NVIT Core Plus Bond Fund, Class Y	1,048,440	10,253,746
NVIT Short-Term Bond Fund, Class Y	1,571,062	15,380,699

		35,888,385

Money Market Fund 9.9%
NVIT Money Market Fund, Class Y, .79% (c)	5,120,330	5,120,330

Total Mutual Funds (Cost $53,612,998)		51,606,994

Total Investments (Cost $53,612,998) (b) — 100.0%		51,606,994

Liabilities in excess of other assets — 0.0%		(11,524)

NET ASSETS — 100.0%		$51,595,470

(a)	Investments in affiliates.

(b)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

(c)	Represents 7-day effective yield as of December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT Cardinal
Conservative Fund

Assets:
Investments in affiliates, at value (cost $53,612,998)	$51,606,994
Dividends receivable	4,472
Receivable for capital shares issued	135,761
Receivable for investments sold	68
Receivable from Adviser	141

Total Assets	51,747,436

Liabilities:
Payable for investments purchased	135,673
Payable for capital shares redeemed	87
Accrued expenses and other payables:
Distribution fees	3,533
Administrative services fees	1,713
Custodian fees	201
Trustee fees	398
Compliance program costs (Note 3)	813
Professional fees	1,943
Printing fees	4,922
Other	2,683

Total Liabilities	151,966

Net Assets	$51,595,470

Represented by:
Capital	$53,601,474
Net unrealized appreciation/(depreciation) from investments in affiliates	(2,006,004)

Net Assets	$51,595,470

Net Assets:
Class I Shares	$1,362,171
Class II Shares	50,233,299

Total	$51,595,470

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	149,289
Class II Shares	5,504,081

Total	5,653,370

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.12
Class II Shares	$9.13

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Operations
For the Period Ended December 31, 2008

NVIT Cardinal
Conservative Fund (a)

INVESTMENT INCOME:
Interest income	$346
Dividend income from affiliates	620,169

Total Income	620,515

EXPENSES:
Investment advisory fees	32,147
Distribution fees Class II Shares	37,886
Administrative services fees Class I Shares	96
Administrative services fees Class II Shares	7,125
Custodian fees	493
Trustee fees	575
Compliance program costs (Note 3)	813
Professional fees	6,859
Printing fees	13,078
Other	4,368

Total expenses before reimbursed/waived expenses and earnings credits	103,440

Earnings credit (Note 4)	(11)
Distribution fees voluntarily waived — Class II	(24,247)
Expenses reimbursed by Adviser	(13,347)

Net Expenses	65,835

NET INVESTMENT INCOME	554,680

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(358,081)
Net realized gain distributions from underlying affiliated funds	111,319

Net realized losses from investment transactions with affiliated funds	(246,762)

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(2,006,004)

Net realized/unrealized losses from investments	(2,252,766)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,698,086)

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Changes in Net Assets

NVIT Cardinal
Conservative Fund

Period Ended
December 31, 2008 (a)
Operations:
Net investment income	$554,680
Net realized losses from investments	(246,762)
Net change in unrealized appreciation / (depreciation) from investment transactions	(2,006,004)

Change in net assets resulting from operations	(1,698,086)

Distributions to Shareholders From:
Net investment income:
Class I	(20,623)
Class II	(568,369)
Net realized gains:
Class I	(2,337)
Class II	(83,435)
Return of capital
Class I	(142)
Class II	(4,930)

Change in net assets from shareholder distributions	(679,836)

Change in net assets from capital transactions	53,973,392

Change in net assets	51,595,470

Net Assets:
Beginning of period	—

End of period	$51,595,470

Accumulated undistributed net investment loss at end of period	—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,827,792
Dividends reinvested	23,102
Cost of shares redeemed	(354,866)

Total Class I	1,496,028

Class II Shares
Proceeds from shares issued	57,251,421
Dividends reinvested	656,734
Cost of shares redeemed	(5,430,791)

Total Class II	52,477,364

Change in net assets from capital transactions	$53,973,392

SHARE TRANSACTIONS:
Class I Shares
Issued	185,585
Reinvested	2,491
Redeemed	(38,787)

Total Class I Shares	149,289

Class II Shares
Issued	6,013,059
Reinvested	71,791
Redeemed	(580,769)

Total Class II Shares	5,504,081

Total change in shares	5,653,370

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period indicated)

NVIT Cardinal Conservative Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net	Return		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	of	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Period Ended December 31, 2008 (e)	$10.00	0.15	(0.85)	(0.70)	(0.16)	(0.02)	—	(0.18)	$9.12	(7.11%)	$1,362,171	0.29%	2.15%	0.40%	24.30%

Class II Shares
Period Ended December 31, 2008 (e)	$10.00	0.14	(0.84)	(0.70)	(0.15)	(0.02)	—	(0.17)	$9.13	(7.04%)	$50,233,299	0.42%	3.52%	0.66%	24.30%
Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized.
(b)	Annualized.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Cardinalsm Conservative Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and

2008 Annual Report 15

Notes to Financial Statements (Continued)
December 31, 2008

dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by the Money Market Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

16 Annual Report 2008

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$51,606,994	$—	$—	$—	$—	$—	$51,606,994	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of December 31, 2008, the Fund did not hold any repurchase agreements.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(f)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the

18 Annual Report 2008

portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Fund did not have securities on loan.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the period ended December 31, 2008.

Fee Schedule	Total Fees

All Assets	0.20%

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding for the Fund’s Class I and Class II shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount
For the Period Ended
December 31, 2008 (a)

$13,347

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

20 Annual Report 2008

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares until at least May 1, 2009.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the period ended December 31, 2008, NFS received $5,507 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended December 31, 2008, the Fund’s portion of such costs was $813.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the period ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $57,892,447 and sales of $4,921,367.

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit

22 Annual Report 2008

derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Underlying Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

10. Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2008, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total		Total
	Ordinary	Long-Term	Taxable		Distributions
Year	Income	Capital Gains	Distributions	Return of Capital	Paid

2008	$597,362	$77,402	$674,764	$5,072	$679,836

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$—	$—	$—	$—	$(2,006,004)	$(2,006,004)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$53,612,998	$119,012	$(2,125,016)	$(2,006,004)

24 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT CardinalSM Conservative Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008 and the results of its operations, the changes in its net assets and the financial highlights for the period March 28, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the underlying funds’ transfer agent, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 25

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 5.49% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $77,401 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

26 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

28 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32 Annual Report 2008

NVIT Cardinalsm Moderate Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

10	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statement of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-CD-MOD (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The objective is to reduce long-term risk and capture potential profits across various asset classes. Remember, asset allocation does not ensure a profit nor protect against losses. The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations.

Day-to-day market activity will likely cause the Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

Each fund’s underlying funds may be subject to specific investment risks and loss of principal such as those associated with small companies, international securities, initial public offerings, bonds and short-term instruments. Please see the prospectus for information about the specific risks of an investment.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Market indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

The Fund’s composite benchmark consists of 45% Dow Jones (DJ) Wilshire 5000 Composite Index, 40% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers

U.S. Aggregate Index) and 15% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Dow Jones (DJ) Wilshire 5000 Composite Index:  An unmanaged, market capitalization-weighted index of all U.S.-headquartered equity securities with available pricing data that is representative of the performance of the broad U.S. equity market.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

2 Annual Report 2008

There is no assurance that the investment objective of any fund (or that of any of its underlying funds) will be achieved.

There is no assurance that a diversified portfolio will produce better results than a nondiversified portfolio.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

2008 Annual Report 3

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

4 Annual Report 2008

NVIT Cardinal Moderate Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the period from April 1, 2008, through December 31, 2008, the NVIT Cardinal Moderate Fund (Class II at NAV) registered -20.58% versus -25.85% for its benchmark, a blend of 45% Dow Jones (DJ) Wilshire 5000 Composite Index, 40% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index) and 15% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index,. For broader comparison, the average return for the Fund’s Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 174 funds as of December 31, 2008) was -21.38% for the nine months ended December 31, 2008.

What areas of investment provided the most positive relative returns for the Fund?

Only one of the Fund’s underlying investments posted a positive return during the nine-month reporting period — the NVIT Money Market Fund, with 1.33%. Two of the Fund’s underlying fixed-income funds — the Lehman Brothers NVIT Core Plus Bond Fund (which changed its name in January 2009 to NVIT Core Plus Bond Fund and is now managed by Neuberger Berman Management Inc.) and the NVIT Short Term Bond Fund — narrowly missed achieving positive performance, registering -0.21% and -0.67%, respectively, for the reporting period.

What areas of investment detracted from Fund performance?

The steep declines posted by U.S. large-capitalization stocks during the nine-month reporting period were reflected by the Fund’s two largest allocations — the NVIT Multi-Manager Large Cap Value Fund, which registered -31.58%, and the NVIT Multi-Manager Large Cap Growth Fund, with -31.41%. For the full year of 2008, the Standard & Poor’s 500® (S&P 500) Index declined -37.0%, and all 10 sectors within the S&P 500 Index recorded negative performance. The three worst-performing sectors in 2008 were financials, with -55.3%; materials, with -45.7%; and information technology, with -43.1%. Traditionally defensive sectors led the way in 2008; the best relative performers within the Index were consumer staples, with -15.4%, and health care, with -22.8%. At its lowest point during 2008, the S&P 500 Index was down 52% from its high, set back in October 2007.

International stocks performed even worse, as was reflected by the Fund’s two underlying international investments — the NVIT Multi-Manager International Value Fund, which registered -40.74%, and the NVIT Multi-Manager International Growth Fund, with -36.12%, for the nine-month reporting period. On the international front, all 10 sectors and 21 countries represented in the MSCI EAFE Index registered negative performance for the full year of 2008. Among the weakest-performing major-country markets (in U.S. dollar terms) were the United Kingdom, with -48.3%; Germany, with -45.9%; and France, with -43.3%. Three smaller developed-country markets — Belgium, Greece and Norway — each declined in excess of 60%. Japan, with -29.2%, posted the best relative performance for a major-country market.

What is your outlook for the near term?

We have witnessed unprecedented market declines during the reporting period. The fourth quarter of 2008 was one of the worst quarters ever for stock markets across the globe. Nearly all such markets experienced double-digit declines and volatility was at or near all-time high levels. Governments around the world have come to the rescue of some of the largest and best-known financial firms. The U.S. economy has slowed dramatically since mid-2007 and, given the continuing crisis in the equity and credit markets, the investing outlook for the near term is relatively bleak. As a result, many individuals are extremely frustrated by their recent investment losses and confused as to how best to invest for their future.

We believe the current market turbulence underscores the critical importance of investing for the long term in a broadly diversified solution. The Cardinal Funds seek to achieve higher risk-adjusted returns over time than those that could be achieved with a less diversified portfolio of investments by combining underlying investments in major asset classes that typically behave differently under various market conditions. We believe this particular Fund’s significant equity-oriented allocations across U.S. and international markets, as well as its fixed income investments, position the Fund to deliver the potential for solid risk-adjusted returns for the investor who is willing to take on relatively moderate levels of risk and to stay invested over the long term.

2008 Annual Report 5

NVIT Cardinal Moderate Fund

The table below lists the target allocation as of December 31, 2008, for each of the Fund’s underlying investments and how each underlying fund performed during the nine-month reporting period.

NVIT Cardinal Moderate Fund
Performance of Underlying Investments for Period Ended December 31, 2008

		Target	1-year	5-year	Since	Inception
Asset Classes	Underlying Investment	Allocation*	Return	Return	Inception	Date

Large Cap Stocks	NVIT Multi-Manager Large Cap Growth Fund	15.0%	N/A	N/A	-32.37%	3/25/2008
	NVIT Multi-Manager Large Cap Value Fund	15.0%	N/A	N/A	-33.16%	3/25/2008

International Stocks	NVIT Multi-Manager International Growth Fund	7.5%	N/A	N/A	-35.60%	3/25/2008
	NVIT Multi-Manager International Value Fund	7.5%	N/A	N/A	-40.66%	3/27/2008

Mid-Cap Stocks	NVIT Multi-Manager Mid Cap Growth Fund	5.0%	N/A	N/A	-33.90%	3/25/2008
	NVIT Multi-Manager Mid-Cap Value Fund	5.0%	N/A	N/A	-28.35%	3/25/2008

Small Cap Stocks	NVIT Multi-Manager Small Cap Growth Fund	2.0%	N/A	N/A	-32.73%	3/27/2008
	NVIT Multi-Manager Small Cap Value	2.0%	N/A	N/A	-26.98%	3/27/2008
	NVIT Multi-Manager Small Company Fund	1.0%	N/A	N/A	-32.67%	3/27/2008

Bonds	NVIT Core Bond Fund	12.5%	N/A	N/A	-0.56%	3/25/2008
	NVIT Core Plus Bond Fund	12.5%	N/A	N/A	-0.09%	3/25/2008
	NVIT Short Term Bond Fund	10.0%	N/A	N/A	-0.33%	3/25/2008

Money Market	NVIT Money Market Fund	5.0%	2.18%	N/A	3.91%	4/28/2006

*	Target allocations for each underlying investment are as of December 31, 2008. Due primarily to market activity, actual allocations may vary.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Performance shown is for Class Y shares for each underlying investment. Performance returns assume the reinvestment of all distributions. Returns for periods less than one year are not annualized.

Portfolio Manager:
Thomas R. Hickey, Jr.

6 Annual Report 2008

Fund Performance	NVIT Cardinal Moderate Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

		Gross	Net
		Expense	Expense
	Inception[2]	Ratio*	Ratio*

Class I	-20.45%	1.01%	1.01%

Class II	-20.58%	1.26%	1.10%

*	Expenses are estimated based on the Fund’s projected average net assets for 2008. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Expenses also include indirect underlying fund expenses. Please see the Fund’s most recent Prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on March 28, 2008.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Cardinal Moderate Fund versus performance of the Composite Index (a), the Dow Jones (DJ) Wilshire 5000 Total Market Index (b), the MSCI EAFE Index (c), the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers US Aggregate Bond Index) (d), and the Consumer Price Index (CPI)(e). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index is comprised of 45% DJ Wilshire 5000 Total Market Index, 15% MSCI EAFE Index and 40% Barclays Capital U.S. Aggregate Bond Index.

(b)	The DJ Wilshire 5000 Total Market Index represents the broadest index for the U.S. equity market, measuring the performance of all U.S.-headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index.

(c)	The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

(d)	The Barclays Capital U.S. Aggregate Bond Index is a benchmark index composed of U.S. securities in Treasury, Government-Related, Corporate, and Securitized sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million.

(e)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 7

Shareholder	NVIT Cardinal Moderate Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
NVIT Cardinal			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Moderate Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class I	Actual		1,000.00	793.40	1.26	0.28
	Hypothetical	[b]	1,000.00	1,023.73	1.43	0.28

Class III	Actual		1,000.00	793.90	1.76	0.39
	Hypothetical	[b]	1,000.00	1,023.18	1.99	0.39

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one half year period. The expense ratio presented represents a six-month annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

8 Annual Report 2008

Portfolio Summary	NVIT Cardinal Moderate Fund
December 31, 2008 (Unaudited)

Asset Allocation

Equity Funds	60.8%
Fixed Income Funds	34.3%
Money Market Fund	4.9%

100.0%

Top Holdings

NVIT Multi-Manager Large Cap Value Fund, Class Y	15.3%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	15.1%
NVIT Core Bond Fund, Class Y	12.3%
NVIT Core Plus Bond Fund, Class Y	12.2%
NVIT Short-Term Bond Fund, Class Y	9.8%
NVIT Multi-Manager International Value Fund, Class Y	7.5%
NVIT Multi-Manager International Growth Fund, Class Y	7.5%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.1%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5.1%
NVIT Money Market Fund, Class Y	4.9%
Other	5.2%

100.0%

2008 Annual Report 9

Statement of Investments
December 31, 2008

NVIT Cardinal Moderate Fund

Mutual Funds 100.0% (a)

	Shares	Value

Equity Funds 60.8%
NVIT Multi-Manager International Growth Fund, Class Y	1,327,561	$8,536,216
NVIT Multi-Manager International Value Fund, Class Y	1,105,956	8,537,984
NVIT Multi-Manager Large Cap Growth Fund, Class Y	2,561,230	17,262,693
NVIT Multi-Manager Large Cap Value Fund, Class Y	2,625,233	17,379,046
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	877,824	5,802,414
NVIT Multi-Manager Mid Cap Value Fund, Class Y	827,081	5,847,464
NVIT Multi-Manager Small Cap Growth Fund, Class Y	244,848	2,365,236
NVIT Multi-Manager Small Cap Value Fund, Class Y	358,959	2,372,719
NVIT Multi-Manager Small Company Fund, Class Y	109,004	1,172,882

		69,276,654

Fixed Income Funds 34.3%
NVIT Core Bond Fund, Class Y	1,439,547	13,949,209
NVIT Core Plus Bond Fund, Class Y	1,426,273	13,948,947
NVIT Short-Term Bond Fund, Class Y	1,139,855	11,159,184

		39,057,340

Money Market Fund 4.9%
NVIT Money Market Fund, Class Y, .79% (c)	5,572,690	5,572,690

Total Mutual Funds (cost $132,298,501)		113,906,684

Total Investments (cost $132,298,501) (b) — 100.0%		113,906,684

Liabilities in excess of other assets — 0.0%		(24,232)

NET ASSETS — 100.0%		$113,882,452

(a)	Investments in affiliates.

(b)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

(c)	Represents 7-day effective yield as of December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

	NVIT
	Cardinal Moderate Fund

Assets:
Investments in affiliates, at value (cost $132,298,501)	$113,906,684
Dividends receivable	7,361
Receivable for capital shares issued	1,173,705
Receivable for investments sold	94

Total Assets	115,087,844

Liabilities:
Payable for investments purchased	1,173,610
Payable for capital shares redeemed	18
Accrued expenses and other payables:
Investment advisory fees	2,302
Distribution fees	7,502
Administrative services fees	3,789
Custodian fees	603
Trustee fees	851
Compliance program costs (Note 3)	1,738
Professional fees	4,628
Printing fees	4,829
Other	5,522

Total Liabilities	1,205,392

Net Assets	$113,882,452

Represented by:
Capital	$132,274,269
Net unrealized appreciation/(depreciation) from investments in affiliates	(18,391,817)

Net Assets	$113,882,452

Net Assets:
Class I Shares	$3,018,008
Class II Shares	110,864,444

Total	$113,882,452

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	387,816
Class II Shares	14,257,419

Total	14,645,235

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.78
Class II Shares	$7.78	(a)

(a)	NAV shown differs from traded NAV at December 31, 2008 due to financial statement adjustment.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Operations
For the Period Ended December 31, 2008

NVIT
Cardinal Moderate Fund (a)

INVESTMENT INCOME:
Dividend income from affiliates	$1,051,465

Total Income	1,051,465

EXPENSES:
Investment advisory fees	79,132
Distribution fees Class II Shares	95,663
Administrative services fees Class I Shares	245
Administrative services fees Class II Shares	17,599
Custodian fees	1,544
Trustee fees	1,356
Compliance program costs (Note 3)	1,738
Professional fees	11,682
Printing fees	15,495
Other	7,695

Total expenses before reimbursed/waived expenses and earnings credit	232,149
Earnings credit (Note 4)	(94)
Distribution fees voluntarily waived — Class II	(61,224)
Expenses reimbursed by Adviser	(19,862)

Net Expenses	150,969

NET INVESTMENT INCOME	900,496

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(128,619)
Net realized gain distributions from underlying affiliated funds	1,011,765

Net realized gains from investment transactions with affiliated funds	883,146

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(18,391,817)

Net realized/unrealized losses from investments	(17,508,671)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,608,175)

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Changes in Net Assets

NVIT
Cardinal Moderate
Fund

Period Ended
December 31, 2008 (a)
Operations:
Net investment income	$900,496
Net realized gains from investments	883,146
Net change in unrealized appreciation / (depreciation) from investment transactions	(18,391,817)

Change in net assets resulting from operations	(16,608,175)

Distributions to Shareholders From:
Net investment income:
Class I	(34,267)
Class II	(1,149,959)
Net realized gains:
Class I	(19,629)
Class II	(710,214)
Return of capital:
Class I	(348)
Class II	(12,091)

Change in net assets from shareholder distributions	(1,926,508)

Change in net assets from capital transactions	132,417,135

Change in net assets	113,882,452

Net Assets:
Beginning of period	–

End of period	$113,882,452

Accumulated undistributed net investment loss at end of period	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,900,358
Dividends reinvested	54,244
Cost of shares redeemed	(460,816)

Total Class I	3,493,786

Class II Shares
Proceeds from shares issued	127,432,329
Dividends reinvested	1,872,264
Cost of shares redeemed	(381,244)

Total Class II	128,923,349

Change in net assets from capital transactions	$132,417,135

SHARE TRANSACTIONS:
Class I Shares
Issued	435,786
Reinvested	6,755
Redeemed	(54,725)

Total Class I Shares	387,816

Class II Shares
Issued	14,066,682
Reinvested	234,731
Redeemed	(43,994)

Total Class II Shares	14,257,419

Total change in shares	14,645,235

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period indicated)

NVIT Cardinal Moderate Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains		Net	Net			Net Asset		Net Assets	Expenses to	Income	Reimbursements)
	Beginning	Investment	(Losses) from	Total from	Investment	Realized	Return of	Total	Value, End	Total	at End of	Average Net	to Average	to Average Net	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	of Period	Return (a)	Period	Assets (b)	Net Assets (b)	Assets (b)(c)	Turnover (d)
Class I Shares
Period Ended December 31, 2008 (e)	$10.00	0.11	(2.15)	(2.04)	(0.13)	(0.05)	–	(0.18)	$7.78	(20.45%)	$3,018,008	0.27%	2.08%	0.36%	13.37%

Class II Shares
Period Ended December 31, 2008 (e)	$10.00	0.11	(2.16)	(2.05)	(0.13)	(0.05)	–	(0.18)	$7.78	(20.48%)	$110,864,444	0.39%	2.28%	0.59%	13.37%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized.
(b)	Annualized.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Cardinalsm Moderate Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and

15 Annual Report 2008

dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by the Money Market Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

2008 Annual Report 16

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$113,906,684	$—	$—	$—	$—	$—	$113,906,684	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of December 31, 2008, the Fund did not hold any repurchase agreements.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any

2008 Annual Report 17

gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(f)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the

2008 Annual Report 18

Notes to Financial Statements (Continued)
December 31, 2008

portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Fund did not have securities on loan.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions

19 Annual Report 2008

Notes to Financial Statements (Continued)
December 31, 2008

reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the period ended December 31, 2008.

Fee Schedule	Total Fees

All Assets	0.20%

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for the Fund’s Class I and Class II shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount
For the Period Ended
December 31, 2008 (a)

$19,862

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS),

20 Annual Report 2008

Notes to Financial Statements (Continued)
December 31, 2008

provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares until at least May 1, 2009.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the period ended December 31, 2008, NFS received $14,055 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended December 31, 2008, the Fund’s portion of such costs was $1,738.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by

21 Annual Report 2008

the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the period ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $138,027,180 and sales of $6,600,061.

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and

2008 Annual Report 22

Notes to Financial Statements (Continued)
December 31, 2008

interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Underlying Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

10. Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2008, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total		Total
	Ordinary	Long-Term	Taxable		Distributions
Year	Income	Capital Gains	Distributions	Return of Capital	Paid

2008	$1,184,213	$729,856	$1,914,069	$12,439	$1,926,508

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$—	$—	$—	$—	$(18,391,817)	$(18,391,817)

23 Annual Report 2008

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$132,298,501	$116,718	$(18,508,535)	$(18,391,817)

2008 Annual Report 24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT CardinalSM Moderate Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008 and the results of its operations, the changes in its net assets and the financial highlights for the period March 28, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the underlying funds’ transfer agent, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

25 Annual Report 2008

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 19.30% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $729,856 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

26 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

28 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32 Annual Report 2008

NVIT Cardinalsm Moderately Aggressive Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

11	Statement of Investments

12	Statement of Assets and Liabilities

13	Statement of Operations

14	Statement of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-CD-MAG (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The objective is to reduce long-term risk and capture potential profits across various asset classes. Remember, asset allocation does not ensure a profit nor protect against losses. The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations.

Day-to-day market activity will likely cause the Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Market indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

The Fund’s composite benchmark consists of 55% Dow Jones (DJ) Wilshire 5000 Composite Index, 25% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, and 20% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Index).

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Dow Jones (DJ) Wilshire 5000 Composite Index:  An unmanaged, market capitalization-weighted index of all U.S.-headquartered equity securities with available pricing data that is representative of the performance of the broad U.S. equity market.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index:  An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with

2 Annual Report 2008

respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund (or that of any of its underlying funds) will be achieved.

There is no assurance that a diversified portfolio will produce better results than a nondiversified portfolio.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

2008 Annual Report 3

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

4 Annual Report 2008

NVIT Cardinal Moderately Aggressive Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?
For the period from April 1, 2008, through December 31, 2008, the NVIT Cardinal Moderately Aggressive Fund (Class II at NAV) registered -27.26% versus -29.90% for its benchmark, a blend of 55% Dow Jones (DJ) Wilshire 5000 Composite Index, 25% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, and 20% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index). For broader comparison, the average return for the Fund’s Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 174 funds as of December 31, 2008) was -21.38%.

What areas of investment provided the most positive relative returns for the Fund?
None of the Fund’s underlying investments posted a positive return during the nine-month reporting period. The Fund’s three underlying fixed-income funds — the Lehman Brothers NVIT Core Plus Bond Fund (which changed its name in January 2009 to NVIT Core Plus Bond Fund and is now managed by Neuberger Berman Management Inc.), the NVIT Short Term Bond Fund and the NVIT Core Bond Fund — narrowly missed achieving positive performance, registering -0.21%, -0.67% and -1.16%, respectively, for the reporting period.

What areas of investment detracted from Fund performance?
The steep declines posted by U.S. large-capitalization stocks during the nine-month reporting period were reflected by the Fund’s two largest allocations — the NVIT Multi-Manager Large Cap Value Fund, which registered -31.58%, and the NVIT Multi-Manager Large Cap Growth Fund, with -31.41%. For the full year of 2008, the Standard & Poor’s 500® (S&P 500) Index declined -37.0%, and all 10 sectors within the S&P 500 Index recorded negative performance. The three worst-performing sectors were financials, with -55.3%; materials, with -45.7%; and information technology, with -43.1%. Traditionally defensive sectors led the way in 2008; the best relative performers within the Index were consumer staples, with -15.4%, and health care, with -22.8%. At its lowest point during 2008, the S&P 500 Index was down 52% from its high, set back in October 2007.

International stocks performed even worse, as was reflected by the Fund’s two underlying international investments — the NVIT Multi-Manager International Value Fund, which registered -40.74%, and the NVIT Multi-Manager International Growth Fund, with -36.12% for the nine-month reporting period. On the international front, all 10 sectors and 21 countries represented in the MSCI EAFE Index registered negative performance for the full year of 2008. Among the weakest-performing major-country markets (in U.S. dollar terms) were the United Kingdom, with -48.3%; Germany, with -45.9%; and France, with -43.3%. Three smaller developed-country markets — Belgium, Greece and Norway — each declined in excess of 60%. Japan, with -29.2%, posted the best relative performance for a major-country market.

What is your outlook for the near term?
We have witnessed unprecedented market declines during the reporting period. The fourth quarter of 2008 was one of the worst quarters ever for stock markets across the globe. Nearly all such markets experienced double-digit declines, and volatility was at or near all-time high levels. Governments around the world have come to the rescue of some of the largest and best-known financial firms. The U.S. economy has slowed dramatically since mid-2007 and, given the continuing crisis in the equity and credit markets, the investing outlook for the near term is relatively bleak. As a result, many individuals are extremely frustrated by their recent investment losses and confused as to how best to invest for their future.

We believe the current market turbulence underscores the critical importance of investing for the long term in a broadly diversified solution. The Cardinal Funds seek to achieve higher risk-adjusted returns over time than those that could be achieved with a less diversified portfolio of investments by combining underlying investments in major asset classes that typically behave differently under various market conditions. We believe this particular Fund’s substantial equity-oriented allocations across U.S. and international markets position it to deliver potentially strong risk-adjusted returns for the investor who is willing to take on relatively high levels of risk and to stay invested over the long term.

2008 Annual Report 5

NVIT Cardinal Moderately Aggressive
Fund
(Continued)

The table below lists the target allocation as of December 31, 2008, for each of the Fund’s underlying investments and how each underlying fund performed during the nine-month reporting period.

NVIT Cardinal Moderately Aggressive Fund
Performance of Underlying Investments for Period Ended December 31, 2008

		Target	1-year	5-year	Since	Inception
Asset Class	Underlying Investment	Allocation*	Return	Return	Inception	Date

Large Cap Stocks	NVIT Multi-Manager Large Cap Growth Fund	16.0%	N/A	N/A	-32.37%	3/25/2008
	NVIT Multi-Manager Large Cap Value Fund	16.0%	N/A	N/A	-33.16%	3/25/2008

International Stocks	NVIT Multi-Manager International Growth Fund	12.5%	N/A	N/A	-35.60%	3/25/2008
	NVIT Multi-Manager International Value Fund	12.5%	N/A	N/A	-40.66%	3/27/2008

Mid-Cap Stocks	NVIT Multi-Manager Mid Cap Growth Fund	7.5%	N/A	N/A	-33.90%	3/25/2008
	NVIT Multi-Manager Mid-Cap Value Fund	7.5%	N/A	N/A	-28.35%	3/25/2008

Small Cap Stocks	NVIT Multi-Manager Small Cap Growth Fund	2.0%	N/A	N/A	-32.73%	3/27/2008
	NVIT Multi-Manager Small Cap Value	2.0%	N/A	N/A	-26.98%	3/27/2008
	NVIT Multi-Manager Small Company Fund	1.0%	N/A	N/A	-32.67%	3/27/2008

Bonds	NVIT Core Bond Fund	7.5%	N/A	N/A	-0.56%	3/25/2008
	NVIT Core Plus Bond Fund	7.5%	N/A	N/A	-0.09%	3/25/2008
	NVIT Short Term Bond Fund	5.0%	N/A	N/A	-0.33%	3/25/2008

*	Fund Target Allocations for each underlying investment as of December 31, 2008. Due primarily to market activity, actual allocations may vary

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Performance shown is for Class Y shares for each underlying investment. Performance returns assume the reinvestment of all distributions. Returns for periods less than one year are not annualized.

Portfolio Manager:
Thomas R. Hickey, Jr.

6 Annual Report 2008

Fund Performance	NVIT Cardinal Moderately Aggressive Fund

Average Annual Total Return1
For Periods Ended December 31, 2008

		Gross	Net
		Expense	Expense
	Inception[2]	Ratio*	Ratio*

Class I	-27.24%	1.08%	1.08%

Class II	-27.26%	1.33%	1.17%

*	Expenses are estimated based on the Fund’s projected average net assets for 2008. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Expenses also include indirect underlying fund expenses. Please see the Fund’s most recent Prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on March 28, 2008.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Cardinal Moderately Aggressive Fund versus performance of the Composite Index (a), the Dow Jones (DJ) Wilshire 5000 Total Market Index (b), the MSCI EAFE Index (c), the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers US Aggregate Bond Index) (d), and the Consumer Price Index (CPI)(e). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index is comprised of 55% DJ Wilshire 5000 Total market index, 25% MSCI EAFE Index and 20% Barclays Capital U.S. Aggregate Bond Index.

(b)	The DJ Wilshire 5000 Total Market Index represents the broadest index for the U.S. equity market, measuring the performance of all U.S.-headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index.

2008 Annual Report 7

Fund Performance	NVIT Cardinal Moderately Aggressive Fund
(Continued)

(c)	The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

(d)	The Barclays Capital U.S. Aggregate Bond Index is a benchmark index composed of U.S. securities in Treasury, Government-Related, Corporate, and Securitized sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million.

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

8 Annual Report 2008

Shareholder	NVIT Cardinal Moderately Aggressive Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
NVIT Cardinal Moderately			Account Value ($)	Account Value ($)	During Period ($)[a]	Expense Ratio (%)[a]
Aggressive Fund			07/01/08	12/31/08	07/01/08 - 12/31/08	07/01/08 - 12/31/08

Class I	Actual		1,000.00	725.80	1.26	0.29
	Hypothetical	[b]	1,000.00	1,023.68	1.48	0.29

Class II	Actual		1,000.00	724.80	1.69	0.39
	Hypothetical	[b]	1,000.00	1,023.18	1.99	0.39

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.
[b]	Represents the hypothetical 5% return before expenses.

2008 Annual Report 9

Portfolio Summary	NVIT Cardinal Moderately Aggressive Fund
December 31, 2008 (Unaudited)

Asset Allocation

Equity Funds	80.5%
Fixed Income Funds	19.5%

100.0%

Top Holdings

NVIT Multi-Manager Large Cap Value Fund, Class Y	17.7%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	17.6%
NVIT Multi-Manager International Value Fund, Class Y	12.4%
NVIT Multi-Manager International Growth Fund, Class Y	12.4%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.6%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	7.6%
NVIT Core Bond Fund, Class Y	7.3%
NVIT Core Plus Bond Fund, Class Y	7.3%
NVIT Short-Term Bond Fund, Class Y	4.9%
NVIT Multi-Manager Small Cap Value Fund, Class Y	2.1%
Other	3.1%

100.0%

10 Annual Report 2008

Statement of Investments
December 31, 2008

NVIT Cardinal Moderately Aggressive Fund

Mutual Funds 100.0% (a)

	Shares	Market Value

Equity Funds 80.5%
NVIT Multi-Manager International Growth Fund, Class Y	1,988,333	$12,784,982
NVIT Multi-Manager International Value Fund, Class Y	1,656,455	12,787,833
NVIT Multi-Manager Large Cap Growth Fund, Class Y	2,685,426	18,099,771
NVIT Multi-Manager Large Cap Value Fund, Class Y	2,752,630	18,222,413
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	1,183,411	7,822,347
NVIT Multi-Manager Mid Cap Value Fund, Class Y	1,115,047	7,883,382
NVIT Multi-Manager Small Cap Growth Fund, Class Y	220,078	2,125,954
NVIT Multi-Manager Small Cap Value Fund, Class Y	322,648	2,132,702
NVIT Multi-Manager Small Company Fund, Class Y	97,972	1,054,179

		82,913,563

Fixed Income Funds 19.5%
NVIT Core Bond Fund, Class Y	776,117	7,520,573
NVIT Core Plus Bond Fund, Class Y	768,960	7,520,432
NVIT Short-Term Bond Fund, Class Y	512,118	5,013,639

		20,054,644

Total Mutual Funds (cost $127,656,316)		102,968,207

Total Investments (cost $127,656,316) (b) — 100.0%		102,968,207

Liabilities in excess of other assets — 0.0%		(25,844)

NET ASSETS — 100.0%		$102,942,363

(a)	Investments in affiliates.

(b)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Assets and Liabilities
December 31, 2008

NVIT Cardinal
Moderately
Aggressive Fund

Assets:
Investments in affiliates, at value (cost $127,656,316)	$102,968,207
Dividends receivable	3,529
Receivable for capital shares issued	473,320

Total Assets	103,445,056

Liabilities:
Payable for investments purchased	473,251
Payable for capital shares redeemed	70
Accrued expenses and other payables:
Investment advisory fees	433
Distribution fees	6,869
Administrative services fees	3,711
Custodian fees	723
Trustee fees	841
Compliance program costs (Note 3)	1,716
Professional fees	4,642
Printing fees	4,831
Other	5,606

Total Liabilities	502,693

Net Assets	$102,942,363

Represented by:
Capital	$127,630,472
Net unrealized appreciation/(depreciation) from investments in affiliates	(24,688,109)

Net Assets	$102,942,363

Net Assets:
Class I Shares	$4,927,688
Class II Shares	98,014,675

Total	$102,942,363

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	695,704
Class II Shares	13,838,513

Total	14,534,217

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.08
Class II Shares	$7.08
The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Operations
For the Period Ended December 31, 2008

NVIT
Cardinal
Moderately
Aggressive
Fund (a)

INVESTMENT INCOME:
Interest income	$233
Dividend income from affiliates	787,550

Total Income	787,783

EXPENSES:
Investment advisory fees	76,704
Distribution fees Class II Shares	90,451
Administrative services fees Class I Shares	714
Administrative services fees Class II Shares	16,936
Custodian fees	1,537
Trustee fees	1,364
Compliance program costs (Note 3)	1,716
Professional fees	11,638
Printing fees	14,581
Other	7,775

Total expenses before reimbursed/waived expenses and earnings credit	223,416

Earnings credit (Note 4)	(58)
Distribution fees voluntarily waived-Class II	(57,889)
Expenses reimbursed by Adviser	(19,616)

Net Expenses	145,853

NET INVESTMENT INCOME	641,930

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(687,746)
Net realized gain distributions from underlying affiliated funds	1,583,932

Net realized gains from investment transactions with affiliated funds	896,186

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(24,688,109)

Net realized/unrealized losses from investments	(23,791,923)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(23,149,993)

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statement of Changes in Net Assets

NVIT Cardinal
Moderately
Aggressive Fund

Period Ended
December 31,
2008 (a)
Operations:
Net investment income	$641,930
Net realized gains from investments	896,186
Net change in unrealized appreciation / (depreciation) from investment transactions	(24,688,109)

Change in net assets resulting from operations	(23,149,993)

Distributions to Shareholders From:
Net investment income:
Class I	(53,412)
Class II	(1,046,107)
Net realized gains:
Class I	(55,015)
Class II	(1,075,868)
Return of Capital:
Class I	(721)
Class II	(13,446)

Change in net assets from shareholder distributions	(2,244,569)

Change in net assets from capital transactions	128,336,925

Change in net assets	102,942,363

Net Assets:
Beginning of period	—

End of period	$102,942,363

Accumulated undistributed net investment loss at end of period	$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,181,820
Dividends reinvested	109,148
Cost of shares redeemed	(1,070,078)

Total Class I	6,220,890

Class II Shares
Proceeds from shares issued	122,134,685
Dividends reinvested	2,135,421
Cost of shares redeemed	(2,154,071)

Total Class II	122,116,035

Change in net assets from capital transactions	$128,336,925

SHARE TRANSACTIONS:
Class I Shares
Issued	804,366
Reinvested	14,828
Redeemed	(123,490)

Total Class I Shares	695,704

Class II Shares
Issued	13,818,924
Reinvested	289,549
Redeemed	(269,960)

Total Class II Shares	13,838,513

Total change in shares	14,534,217

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period indicated)

NVIT Cardinal Moderately Aggressive Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of	Ratio of
			and										Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net	Return		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	of	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Period Ended December 31, 2008 (e)	$10.00	0.10	(2.81)	(2.71)	(0.13)	(0.08)	—	(0.21)	$7.08	(27.24%)	$4,927,688	0.28%	1.52%	0.36%	13.38%
Class II Shares
Period Ended December 31, 2008 (e)	$10.00	0.10	(2.81)	(2.71)	(0.13)	(0.08)	—	(0.21)	$7.08	(27.26%)	$98,014,675	0.39%	1.68%	0.60%	13.38%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized.

(b)	Annualized.

(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(e)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Cardinalsm Moderately Aggressive Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and

16 Annual Report 2008

dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by the Money Market Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$102,968,207	$—	$—	$—	$—	$—	$102,968,207	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of December 31, 2008, the Fund did not hold any repurchase agreements.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any

18 Annual Report 2008

gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(f)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Fund did not have securities on loan.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions

20 Annual Report 2008

reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the period ended December 31, 2008.

Fee Schedule	Total Fees

All Assets	0.20%

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for the Fund’s Class I and Class II shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount
For the Period Ended
December 31, 2008 (a)

$19,616

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS),

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares until at least May 1, 2009.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the period ended December 31, 2008, NFS received $13,938 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended December 31, 2008, the Fund’s portion of such costs was $1,716.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by

22 Annual Report 2008

the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the period ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $133,700,982 and sales of $6,356,920.

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Underlying Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

10. Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2008, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total		Total
	Ordinary	Long-Term	Taxable		Distributions
Year	Income	Capital Gains	Distributions	Return of Capital	Paid

2008	$1,102,550	$1,127,852	$2,230,402	$14,167	$2,244,569

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$—	$—	$—	$—	$(24,688,109)	$(24,688,109)

24 Annual Report 2008

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$127,656,316	$81,064	$(24,769,173)	$(24,688,109)

2008 Annual Report 25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT CardinalSM Moderately Aggressive Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008 and the results of its operations, the changes in its net assets and the financial highlights for the period March 28, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the underlying funds’ transfer agent, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

26 Annual Report 2008

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 24.59% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $1,127,852 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

2008 Annual Report 27

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

28 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

32 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 33

NVIT Cardinalsm Moderately Conservative Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

11	Statement of Investments

12	Statement of Assets and Liabilities

13	Statement of Operations

14	Statement of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-CD-MCON (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The objective is to reduce long-term risk and capture potential profits across various asset classes. Remember, asset allocation does not ensure a profit nor protect against losses. The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations.

Day-to-day market activity will likely cause the Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

Each fund’s underlying funds may be subject to specific investment risks and loss of principal such as those associated with small companies, international securities, initial public offerings, bonds and short-term instruments. Please see the prospectus for information about the specific risks of an investment.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Market indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

The Fund’s composite benchmark consists of 60% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Index), 30% Dow Jones (DJ) Wilshire 5000 Composite Index and 10% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Dow Jones (DJ) Wilshire 5000 Composite Index:  An unmanaged, market capitalization-weighted index of all U.S.-headquartered equity securities with available pricing data that is representative of the performance of the broad U.S. equity market.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®): An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index:  An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with

2 Annual Report 2008

respect to the purchase or sale of any security, option, future or other derivatives in such securities.

There is no assurance that the investment objective of any fund (or that of any of its underlying funds) will be achieved.

There is no assurance that a diversified portfolio will produce better results than a nondiversified portfolio.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

2008 Annual Report 3

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

4 Annual Report 2008

NVIT Cardinal Moderately Conservative Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the period from April 1, 2008, through December 31, 2008, the NVIT Cardinal Moderately Conservative Fund (Class II at NAV) registered -13.94% versus -20.53% for its benchmark, a blend of 60% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index), 30% Dow Jones (DJ) Wilshire 5000 Composite Index and 10% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. For broader comparison, the average for the Fund’s Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 174 funds as of December 31, 2008) was -21.38% for the nine months ended December 31, 2008.

What areas of investment provided the most positive relative returns for the Fund?

Only one of the Fund’s underlying investments posted a positive return during the nine-month reporting period – the NVIT Money Market Fund, with 1.33%. Two of the Fund’s underlying fixed-income funds – the Lehman Brothers NVIT Core Plus Bond Fund (which changed its name in January 2009 to NVIT Core Plus Bond Fund and is now managed by Neuberger Berman Management Inc.) and the NVIT Short Term Bond Fund – narrowly missed achieving positive performance, registering -0.21% and -0.67%, respectively, for the reporting period.

What areas of investment detracted from Fund performance?

The steep declines posted by U.S. large-capitalization stocks during the nine-month reporting period were reflected by the Fund’s two largest equity allocations – the NVIT Multi-Manager Large Cap Value Fund, which registered -31.58%, and the NVIT Multi-Manager Large Cap Growth Fund, with -31.41%. For the full year of 2008, the Standard & Poor’s 500® (S&P 500) Index declined 37.0%, and all 10 sectors within the S&P 500 Index recorded negative performance. The three worst-performing sectors were financials, with -55.3%; materials, with -45.7%; and information technology, with -43.1%. Traditionally defensive sectors led the way in 2008; the best relative performers within the Index were consumer staples, with -15.4%, and health care, with -22.8%. At its lowest point during 2008, the S&P 500 Index was down 52% from its high, set back in October 2007.

International stocks performed even worse, as was reflected by the Fund’s two underlying international investments – the NVIT Multi-Manager International Value Fund, which registered -40.74%, and the NVIT Multi-Manager International Growth Fund, with -36.12%, for the nine-month reporting period. On the international front, all 10 sectors and 21 countries represented in the MSCI EAFE Index registered negative performance for the full year of 2008. Among the weakest-performing major-country markets (in U.S. dollar terms) were the United Kingdom, with -48.3%; Germany, with -45.9%; and France, with -43.3%. Three smaller developed-country markets – Belgium, Greece and Norway – each declined in excess of 60%. Japan, with -29.2%, posted the best relative performance for a major-country market.

What is your outlook for the near term?

We have witnessed unprecedented market declines during the reporting period. The fourth quarter of 2008 was one of the worst quarters ever for stock markets across the globe. Nearly all such markets experienced double-digit declines, and volatility was at or near all-time high levels. Governments around the world have come to the rescue of some of the largest and best-known financial firms. The U.S. economy has slowed dramatically since mid-2007 and, given the continuing crisis in the equity and credit markets, the investing outlook for the near term is relatively bleak. As a result, many individuals are extremely frustrated by their recent investment losses and confused as to how best to invest for their future.

We believe the current market turbulence underscores the critical importance of investing for the long term in a broadly diversified solution. The Cardinal Funds seek to achieve higher risk-adjusted returns over time than those that could be achieved with a less diversified portfolio of investments by combining underlying investments in major asset classes that typically behave differently under various market conditions. We believe this particular Fund’s significant fixed income-oriented allocations as well as its equity-oriented allocations position the Fund

2008 Annual Report 5

to deliver the potential for reasonable risk-adjusted returns for the investor who is willing to take on relatively lower levels of risk and to stay invested over the long term.

The table below lists the target allocation as of December 31, 2008, for each of the Fund’s underlying investments and how each underlying fund performed during the nine-month reporting period.

NVIT Cardinal Moderately Conservative Fund
Performance of Underlying Investments for Period Ended December 31, 2008

		Target	1-year	5-year	Since	Inception
Asset Class	Underlying Investment	Allocation*	Return	Return	Inception	Date

Large Cap Stocks	NVIT Multi-Manager Large Cap Growth Fund	10.0%	N/A	N/A	-32.37%	3/25/2008
	NVIT Multi-Manager Large Cap Value Fund	10.0%	N/A	N/A	-33.16%	3/25/2008

International Stocks	NVIT Multi-Manager International Growth Fund	5.0%	N/A	N/A	-35.60%	3/25/2008
	NVIT Multi-Manager International Value Fund	5.0%	N/A	N/A	-40.66%	3/27/2008

Mid-Cap Stocks	NVIT Multi-Manager Mid-Cap Growth Fund	5.0%	N/A	N/A	-33.90%	3/25/2008
	NVIT Multi-Manager Mid-Cap Value Fund	5.0%	N/A	N/A	-28.35%	3/25/2008

Bonds	NVIT Core Bond Fund	17.5%	N/A	N/A	-0.56%	3/25/2008
	NVIT Core Plus Bond Fund	17.5%	N/A	N/A	-0.09%	3/25/2008
	NVIT Short Term Bond Fund	17.0%	N/A	N/A	-0.33%	3/25/2008

Money Market	NVIT Money Market Fund	8.0%	2.18%	N/A	3.91%	4/28/2006

*	Target allocations for each underlying investment are as of December 31, 2008. Due primarily to market activity, actual allocations may vary.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Performance shown is for Class Y shares for each underlying investment. Performance returns assume the reinvestment of all distributions. Returns for less than one year are not annualized.

Portfolio Manager:
Thomas R. Hickey, Jr.

6 Annual Report 2008

Fund Performance	NVIT Cardinal Moderately Conservative Fund

Average Annual Total Return1
For Periods Ended December 31, 2008

		Gross	Net
		Expense	Expense
	Inception[2]	Ratio*	Ratio*

Class I	-13.73%	0.94%	0.94%

Class II	-13.77%	1.19%	1.03%

*	Expenses are estimated based on the Fund’s projected average net assets for 2008. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Expenses also include indirect underlying fund expenses. Please see the Fund’s most recent Prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on March 28, 2008.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Cardinal Moderately Conservative Fund versus performance of the Composite Index(a), the Dow Jones (DJ) Wilshire 5000 Total Market Index(b), the MSCI EAFE Index(c), the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index)(d), and the Consumer Price Index (CPI)(e). Unlike the Fund, the performance for these unmanaged indexes do not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

a)	The Composite Index is comprised of 15% DJ Wilshire 5000 Total Market Index, 5% MSCI EAFE Index and 80% Barclays Capital U.S. Aggregate Bond Index.

b)	The DJ Wilshire 5000 Total Market Index represents the broadest index for the U.S. equity market, measuring the performance of all U.S.-headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index.

2008 Annual Report 7

Fund Performance	NVIT Cardinal Moderately Conservative Fund
(Continued)

c)	The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

d)	The Barclays Capital U.S. Aggregate Bond Index is a benchmark index composed of U.S. securities in Treasury, Government-Related, Corporate, and Securitized sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million.

e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

8 Annual Report 2008

Shareholder	NVIT Cardinal Moderately Conservative Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)[a]	Expense Ratio (%)[a]
NVIT Cardinal Moderately Conservative Fund			07/01/08	12/31/08	07/01/08 - 12/31/08	07/01/08 - 12/31/08

Class I	Actual		1,000.00	859.90	1.26	0.27
	Hypothetical	[b]	1,000.00	1,023.78	1.37	0.27

Class II	Actual		1,000.00	859.50	1.82	0.39
	Hypothetical	[b]	1,000.00	1,023.18	1.99	0.39

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Annual Report 9

Portfolio Summary	NVIT Cardinal Moderately Conservative Fund
December 31, 2008 (Unaudited)

Asset Allocation

Fixed Income Funds	51.3%
Equity Funds	40.8%
Money Market Fund	7.9%
Other assets in excess of liabilities	0.0%

100.0%

Top Holdings

NVIT Core Bond Fund, Class Y	17.3%
NVIT Core Plus Bond Fund, Class Y	17.3%
NVIT Short-Term Bond Fund, Class Y	16.8%
NVIT Multi-Manager Large Cap Value Fund, Class Y	10.2%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	10.2%
NVIT Money Market Fund, Class Y	7.9%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.2%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5.1%
NVIT Multi-Manager International Value Fund, Class Y	5.0%
NVIT Multi-Manager International Growth Fund, Class Y	5.0%
Other	0.0%

100.0%

10 Annual Report 2008

Statement of Investments
December 31, 2008

NVIT Cardinal Moderately Conservative Fund

Mutual Funds 100.0% (a)

	Shares	Market Value

Equity Funds 40.8%
NVIT Multi-Manager International Growth Fund, Class Y	351,275	$2,258,640
NVIT Multi-Manager International Value Fund, Class Y	292,641	2,259,188
NVIT Multi-Manager Large Cap Growth Fund, Class Y	677,734	4,567,926
NVIT Multi-Manager Large Cap Value Fund, Class Y	694,683	4,598,800
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	348,433	2,303,140
NVIT Multi-Manager Mid Cap Value Fund, Class Y	328,298	2,321,070

		18,308,764

Fixed Income Funds 51.3%
NVIT Core Bond Fund, Class Y	799,859	7,750,635
NVIT Core Plus Bond Fund, Class Y	792,484	7,750,489
NVIT Short-Term Bond Fund, Class Y	769,056	7,529,056

		23,030,180

Money Market Fund 7.9%
NVIT Money Market Fund, Class Y, 0.79%(c)	3,566,873	3,566,873

Total Mutual Funds (cost $48,623,598)		44,905,817

Total Investments (Cost $48,623,598)(b) — 100.0%		44,905,817

Liabilities in excess of other assets — 0.0%		(37,244)

NET ASSETS — 100.0%		$44,868,573

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

(c)	Represents 7-day effective yield as of December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Assets and Liabilities
December 31, 2008

NVIT Cardinal
Moderately
Conservative Fund

Assets:
Investments in affiliates, at value (cost $48,623,598)	$44,905,817
Dividends receivable	3,742
Receivable for capital shares issued	356,766
Receivable for investments sold	47
Receivable from Adviser	2,031

Total Assets	45,268,403

Liabilities:
Cash overdraft	28,232
Payable for investments purchased	356,642
Payable for capital shares redeemed	124
Accrued expenses and other payables:
Distribution fees	3,041
Administrative services fees	1,466
Custodian fees	240
Trustee fees	333
Compliance program costs (Note 3)	681
Professional fees	1,713
Printing fees	4,934
Other	2,424

Total Liabilities	399,830

Net Assets	$44,868,573

Represented by:
Capital	$48,586,354
Net unrealized appreciation/(depreciation) from investments in affiliates	(3,717,781)

Net Assets	$44,868,573

Net Assets:
Class I Shares	$1,419,127
Class II Shares	43,449,446

Total	$44,868,573

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	167,451
Class II Shares	5,127,073

Total	5,294,524

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.47
Class II Shares	$8.47

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Operations
For the Period Ended December 31, 2008

NVIT Cardinal
Moderately
Conservative Fund (a)

INVESTMENT INCOME:
Interest income	$258
Dividend income from affiliates	475,395

Total Income	475,653

EXPENSES:
Investment advisory fees	28,909
Distribution fees Class II Shares	33,977
Administrative services fees Class I Shares	55
Administrative services fees Class II Shares	6,294
Custodian fees	818
Trustee fees	509
Compliance program costs (Note 3)	681
Professional fees	6,453
Printing fees	13,111
Other	4,064

Total expenses before reimbursed/waived expenses and earnings credits	94,871

Earnings credit (Note 4)	(105)
Distribution fees voluntarily waived-Class II	(21,745)
Expenses reimbursed by Adviser	(18,438)

Net Expenses	54,583

NET INVESTMENT INCOME	421,070

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(210,079)
Net realized gain distributions from underlying affiliated funds	172,626

Net realized losses from investment transactions with affiliated funds	(37,453)

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(3,717,781)

Net realized/unrealized losses from investments	(3,755,234)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,334,164)

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statement of Changes in Net Assets

NVIT Cardinal
Moderately
Conservative Fund

Period Ended
December 31, 2008 (a)
Operations:
Net investment income	$421,070
Net realized losses from investments	(37,453)
Net change in unrealized appreciation / (depreciation) from investment transactions	(3,717,781)

Change in net assets resulting from operations	(3,334,164)

Distributions to Shareholders From:
Net investment income:
Class I	(19,025)
Class II	(455,106)
Net realized gains:
Class I	(4,160)
Class II	(126,317)
Return of capital
Class I	(120)
Class II	(3,505)

Change in net assets from shareholder distributions	(608,233)

Change in net assets from capital transactions	48,810,970

Change in net assets	44,868,573

Net Assets:
Beginning of period	–

End of period	$44,868,573

Accumulated undistributed net investment loss at end of period	–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,644,014
Dividends reinvested	23,305
Cost of shares redeemed	(75,999)

Total Class I	1,591,320

Class II Shares
Proceeds from shares issued	49,790,621
Dividends reinvested	584,928
Cost of shares redeemed	(3,155,899)

Total Class II	47,219,650

Change in net assets from capital transactions	$48,810,970

SHARE TRANSACTIONS:
Class I Shares
Issued	173,657
Reinvested	2,673
Redeemed	(8,879)

Total Class I Shares	167,451

Class II Shares
Issued	5,401,493
Reinvested	68,407
Redeemed	(342,827)

Total Class II Shares	5,127,073

Total change in shares	5,294,524

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period indicated)

NVIT Cardinal Moderately Conservative Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized										Ratio of	Ratio of
			and										Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses to	Income to	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return of	Total	Value, End	Total	at End	Average	Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	of Period	Return (a)	of Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Period Ended December 31, 2008 (e)	$10.00	0.13	(1.49)	(1.36)	(0.14)	(0.03)	–	(0.17)	$8.47	(13.73%)	$1,419,127	0.26%	2.04%	0.41%	22.21%

Class II Shares
Period Ended December 31, 2008 (e)	$10.00	0.12	(1.49)	(1.37)	(0.13)	(0.03)	–	(0.16)	$8.47	(13.77%)	$43,449,446	0.39%	2.97%	0.67%	22.21%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized.
(b)	Annualized.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Cardinalsm Moderately Conservative Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and

16 Annual Report 2008

dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by the Money Market Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$44,905,817	$—	$—	$—	$—	$—	$44,905,817	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of December 31, 2008, the Fund did not hold any repurchase agreements.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any

18 Annual Report 2008

gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(f)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Fund did not have securities on loan.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions

20 Annual Report 2008

reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the period ended December 31, 2008.

Fee Schedule	Total Fees

All Assets	0.20%

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for the Fund’s Class I and Class II shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount
For the Period Ended
December 31, 2008 (a)

$18,438

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS),

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares until at least May 1, 2009.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the period ended December 31, 2008, NFS received $4,883 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended December 31, 2008, the Fund’s portion of such costs was $681.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by

22 Annual Report 2008

the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the period ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $51,463,848 and sales of $4,011,302.

6. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Underlying Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

10. Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2008, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total		Total
	Ordinary	Long-Term	Taxable		Distributions
Year	Income	Capital Gains	Distributions	Return of Capital	Paid

2008	$484,579	$120,029	$604,608	$3,625	$608,233

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$—	$—	$—	$—	$(3,717,781)	$(3,717,781)

24 Annual Report 2008

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$48,623,598	$100,055	$(3,817,836)	$(3,717,781)

2008 Annual Report 25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT CardinalSM Moderately Conservative Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008 and the results of its operations, the changes in its net assets and the financial highlights for the period March 28, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the underlying funds’ transfer agent, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

26 Annual Report 2008

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 12.12% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $120,029 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

2008 Annual Report 27

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]

Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

28 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]

Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]

Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]

Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

32 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]

Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 33

NVIT Core Bond Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statement of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-CB (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is affiliated with Nationwide Asset Management, LLC.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Core Bond Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the period from April 1, 2008, through December 31, 2008, the NVIT Core Bond Fund (Class II at NAV) registered -1.16% versus 3.01% for its benchmark, the Barclays Capital U.S. Aggregate Bond Index. For broader comparison, the average return for the Fund’s Lipper peer category of Corporate Debt Funds BBB-Rated (consisting of 42 funds as of December 31, 2008) was -4.98% for the nine months ended December 31, 2008.

What areas of investment provided the most positive relative returns for the Fund?

Treasuries were the best-performing assets in the Fund. Spreads between the comparable treasuries widened dramatically for corporate bonds, commercial mortgage-backed bonds, and asset-backed bonds. Five-year Treasuries rallied by more than 150 basis points, or 1.50%. Agency bonds and Agency mortgages were the top performers for the Fund after Treasuries.

What areas of investment detracted from Fund performance?

The worst-performing investments in the Fund were corporate bonds. The spreads for financial bonds in particular widened significantly in 2008. While the last three months of the reporting period were particularly difficult for the bonds of financial companies, the Fund did not own any of the names that have featured so prominently in the media such as American International Group (AIG), Lehman Brothers Holdings Inc. or The Goldman Sachs Group, Inc. The Fund’s holdings in non-Agency mortgage-backed securities (commercial and residential) also performed poorly during the reporting period and detracted from Fund performance.

What is your outlook for the near term?

The near-term economic outlook remains challenging, as suggested by the downtrend in the leading indicators and the continued deterioration in the housing and labor markets. A meaningful recovery in corporate profits appears unlikely to occur during the foreseeable future. Still, the financial markets already have discounted a relatively severe recession and now appear to be much more reasonably valued than these markets were during most challenging days of the economic turmoil of the last months of the reporting period. Moreover, equities tend to be leading indicators, with the Standard & Poor’s 500® (S&P 500) Index having bottomed in advance of 12 out of the past 13 recessionary troughs. Volatility is likely to remain high and enormous downside risks persist, but there is reason to believe that the worst of the percentage declines has passed.

Subadviser:
Nationwide Asset Management, LLC

Portfolio Managers:
Gary S. Davis, CFA, and Mabel C. Brown, CFA, CPA

4 Annual Report 2008

Fund Performance	NVIT Core Bond Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

		Expense
	Inception[2]	Ratio*

Class I	-0.65%	0.70%

Class II	-0.87%	0.95%

Class Y	-0.56%	0.55%

*	Expenses are estimated based on the Fund’s projected average net assets for 2008. There are no actual fees or expenses for the Fund in 2007 because the Fund commenced operations after December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on March 25, 2008.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Core Bond Fund versus performance of The Barclays Capital U.S. Aggregate Bond Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index) is a benchmark index composed of U.S. securities in Treasury, Government-Related, Corporate, and Securitized sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	NVIT Core Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Core Bond Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class I	Actual		1,000.00	1,004.50	3.58	0.71
	Hypothetical	[b]	1,000.00	1,021.57	3.61	0.71

Class II	Actual		1,000.00	1,004.00	4.79	0.95
	Hypothetical	[b]	1,000.00	1,020.36	4.84	0.95

Class Y	Actual		1,000.00	1,006.00	2.72	0.54
	Hypothetical	[b]	1,000.00	1,022.42	2.75	0.54

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	NVIT Core Bond Fund
December 31, 2008 (Unaudited)

Asset Allocation

Corporate Bonds	45.3%
U.S. Government Sponsored & Agency Obligations	17.9%
U.S. Government Sponsored Mortgage-Backed Obligations	14.6%
Commercial Mortgage Backed Securities	9.2%
Repurchase Agreement	6.7%
Asset-Backed Securities	5.2%
Yankee Dollars	1.3%
Liabilities in excess of other assets	(0.2%)

100.0%

Top Holdings

Fannie Mae Pool, Pool # 983668, 6.00%, 08/01/38	8.4%
Fannie Mae Pool, Pool # 975819, 5.50%, 04/01/38	6.2%
Federal National Mortgage Association, 6.00%, 12/01/37	3.6%
Federal Home Loan Mortgage Corp., 5.75%, 01/15/12	3.3%
Federal National Mortgage Association, 6.00%, 05/01/36	3.2%
Federal National Mortgage Association, 3.25%, 04/09/13	3.1%
Federal National Mortgage Association, 6.00%, 08/01/37	2.8%
Occidental Petroleum Corp., 7.00%, 11/01/13	1.6%
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	1.6%
Time Warner Cable, Inc., 8.25%, 02/14/14	1.5%
Other*	64.7%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

NVIT Core Bond Fund

Asset-Backed Securities 5.2%

	Principal Amount	Market Value

Airlines 2.2%
American Airlines Pass Through Trust, Series 2003-1, 3.86%, 07/09/10	$1,123,170	$985,581
Continental Airlines, Inc., Series 2000-2, Class A2, 7.49%, 10/02/10	1,000,000	892,500

		1,878,081

Auto Loans 0.5% (a)
Superior Wholesale Inventory Financing Trust, Series 2007-AE1, Class A, 1.30%, 01/15/12	500,000	385,890

Credit Card Loans 1.5%
Golden Credit Card Trust, Series 2008-3, Class A, 2.20%, 07/15/17 (a)	1,000,000	886,250
National City Credit Card Master Trust, Series 2008-2, Class A, 4.65%, 11/15/11	375,000	365,354

		1,251,604

Student Loans 1.0% (a)
Access Group, Inc., Series 2002-1, Class A2, 1.65%, 09/25/25	912,552	841,259

Total Asset-Backed Securities (cost $4,616,529)		4,356,834

Commercial Mortgage Backed Securities 9.2%

Diversified Financial Services 9.2%
Banc of America Commercial Mortgage, Inc.
Series 2004-4, Class A3, 4.13%, 07/10/42	515,000	505,339
Series 2005-2, Class AM, 4.91%, 07/10/43	700,000	416,701
Bear Stearns Commercial Mortgage Securities
Series 2006-T22, Class AM, 5.46%, 04/12/38 (a)	500,000	254,575
Series 2004-T16, Class A4, 4.32%, 02/13/46	600,000	533,757
Commercial Mortgage Pass-Through Certificates, Series 2001-J1A, Class C, 6.83%, 02/14/34 (a)	375,000	368,218
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class AM, 5.48%, 03/10/39	750,000	380,072
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.80%, 08/10/45 (a)	600,000	435,394
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIBC, Class A3, 6.26%, 03/15/33	348,367	340,497
Series 2008-C2, Class A4, 6.07%, 02/12/51	500,000	354,251
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A3, 5.08%, 06/15/29 (a)	600,000	567,453
Series 2004-C6, Class A4, 4.58%, 08/15/29	350,000	323,878
Series 2007-C6, Class A2, 5.85%, 07/15/40	750,000	570,363
Series 2008-C1, Class A2, 6.15%, 04/15/41 (a)	500,000	384,120
Morgan Stanley Capital I
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	1,000,000	720,752
Series 2005-T19, Class A3, 4.83%, 06/12/47	750,000	621,495
Series 2005-T19, Class AJ, 4.99%, 06/12/47 (a)	1,000,000	444,520
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4, 6.39%, 10/15/35	500,000	482,597

Total Commercial Mortgage Backed Securities
(cost $10,018,673)		7,703,982

Corporate Bonds 45.3%

Aerospace & Defense 1.2%
General Dynamics Corp., 5.25%, 02/01/14	1,000,000	1,024,821

Airline 1.2% (b)
Southwest Airlines Co., 10.50%, 12/15/11	1,000,000	1,020,000

Banks 2.8% (a)
Bank of America Corp., 8.13%, 12/29/49 (a)	1,000,000	719,288
JPMorgan Chase & Co., 7.90%, 04/29/49 (a)	1,000,000	831,830
Wells Fargo Capital XIII, 7.70%, 12/29/49	1,000,000	825,311

		2,376,429

8 Annual Report 2008

Corporate Bonds (continued)
	Principal Amount	Market Value

Beverages 3.7%
Dr Pepper Snapple Group, Inc., 6.82%, 05/01/18 (b)	$1,250,000	$1,232,940
PepsiCo, Inc., 7.90%, 11/01/18	1,000,000	1,225,647
SABMiller PLC, 6.50%, 07/15/18 (b)	750,000	677,356

		3,135,943

Diversified Financial Services 3.8%
American Honda Finance Corp., 6.70%, 10/01/13 (b)	1,000,000	1,008,009
HSBC Finance Corp., 6.38%, 10/15/11	1,000,000	983,851
John Deere Capital Corp., 4.50%, 04/03/13	500,000	478,626
Textron Financial Corp., 5.13%, 11/01/10	750,000	672,778

		3,143,264

Diversified Minerals 1.2%
Rio Tinto Ltd., 5.88%, 07/15/13	1,250,000	995,641

Electric Utilities 6.4%
FPL Group Capital, Inc., 7.88%, 12/15/15	1,000,000	1,082,912
Ohio Power Co., 5.75%, 09/01/13	1,000,000	968,374
Pacific Gas & Electric Co., 6.25%, 12/01/13	1,000,000	1,034,081
PacifiCorp, 5.65%, 07/15/18	750,000	763,807
Public Service Co. of Colorado, 4.88%, 03/01/13	500,000	474,330
Southern California Edison Co., 5.75%, 03/15/14	1,000,000	1,047,938

		5,371,442

Food Products 1.2%
General Mills, Inc., 5.20%, 03/17/15	1,000,000	977,416

Healthcare 1.2%
Covidien International Finance SA, 6.55%, 10/15/37	1,000,000	1,014,591

Industrial Conglomerate 1.2%
General Electric Co., 5.25%, 12/06/17	1,000,000	996,947

Insurance 0.9%
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	709,392

Media 3.1%
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	1,250,000	1,293,155
Time Warner Cable, Inc., 8.25%, 02/14/14	1,250,000	1,268,083

		2,561,238

Metals & Mining 1.4%
WMC Finance USA Ltd., 5.13%, 05/15/13	1,250,000	1,194,811

Oil, Gas & Consumable Fuels 6.5%
Energy Transfer Partners LP, 6.00%, 07/01/13	1,250,000	1,111,920
EOG Resources, Inc., 6.13%, 10/01/13	1,000,000	1,044,820
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	1,000,000	853,465
Occidental Petroleum Corp., 7.00%, 11/01/13	1,250,000	1,364,306
Weatherford International Ltd., 5.15%, 03/15/13	1,250,000	1,100,714

		5,475,225

Other Financial 2.6%
BP Capital Markets PLC, 5.25%, 11/07/13	1,000,000	1,043,936
National Rural Utility Corp., 10.38%, 11/01/18	1,000,000	1,170,408

		2,214,344

Pipelines 1.0%
Northwest Pipeline Corp., 6.05%, 06/15/18	1,000,000	872,414

Road & Rail 1.4%
Union Pacific Corp., 7.88%, 01/15/19	1,000,000	1,142,428

Specialty Retail 0.7% (b)
CVS Pass-Through Trust, 6.94%, 01/10/30	982,109	617,520

Telecommunications 3.8%
AT&T, Inc., 4.95%, 01/15/13	1,000,000	1,005,526
New Cingular Wireless Services, Inc., 7.88%, 03/01/11	500,000	517,622
Telecom Italia Capital SA, 5.25%, 11/15/13	600,000	457,500

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Telecommunications (continued)

Verizon Communications, Inc., 5.50%, 02/15/18	$1,250,000	$1,202,307

		3,182,955

Total Corporate Bonds (cost $38,683,596)		38,026,821

U.S. Government Sponsored & Agency Obligations 17.9%

Federal Home Loan Mortgage Corp., 5.75%, 01/15/12	2,500,000	2,794,318
Federal National Mortgage Association
3.25%, 04/09/13	2,500,000	2,605,000
6.00%, 05/01/36	2,564,231	2,642,869
6.00%, 08/01/37	2,317,602	2,388,547
6.00%, 12/01/37	2,888,714	2,977,141
U.S. Treasury Bond, 5.38%, 02/15/31	500,000	687,031
U.S. Treasury Notes, 2.00%, 11/30/13	900,000	923,344

Total U.S. Government Sponsored & Agency Obligations (cost $14,466,940)		15,018,250

U.S. Government Sponsored Mortgage-Backed Obligations 14.6%

Fannie Mae Pool
Pool # 975819, 5.50%, 04/01/38	5,060,080	5,192,332
Pool # 983668, 6.00%, 08/01/38	6,899,827	7,110,350

Total U.S. Government Sponsored Mortgage-Backed Obligations (cost $11,838,581)		12,302,682

Yankee Dollars 1.3%

Chemicals 1.3%
Potash Corp. of Saskatchewan, 4.88%, 03/01/13	1,135,000	1,074,747

Total Yankee Dollars (cost $1,099,181)		1,074,747

Repurchase Agreement 6.7%

	Principal Amount	Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $5,652,496, collateralized by Treasury Bills and U.S. Government Discount Notes maturing 01/30/09-06/24/09; total market value of $5,765,487	5,652,487	5,652,487

Total Repurchase Agreement (cost $5,652,487)		5,652,487

Total Investments (cost $86,375,987) (c) — 100.2%		84,135,803

Liabilities in excess of other assets — 0.2%		(125,565)

NET ASSETS — 100.0%		$84,010,238

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2008. The maturity date represents the actual maturity date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2008, all such securities in total represented 5.86% of net assets.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LP	Limited Partnership

Ltd.	Limited

PLC	Public Limited Company

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT Core
Bond Fund

Assets:
Investments, at value (cost $80,723,500)	$78,483,316
Repurchase agreement, at value and cost	5,652,487

Total Investments	84,135,803

Cash	274
Interest and dividends receivable	886,044
Receivable for capital shares issued	534,615
Receivable from adviser	17,852

Total Assets	85,574,588

Liabilities:
Payable for capital shares redeemed	1,500,007
Accrued expenses and other payables:
Investment advisory fees	29,654
Fund administration fees	3,703
Distribution fees	543
Administrative services fees	538
Custodian fees	110
Trustee fees	814
Compliance program costs (Note 3)	1,674
Professional fees	4,532
Printing fees	19,670
Other	3,105

Total Liabilities	1,564,350

Net Assets	$84,010,238

Represented by:
Capital	$85,576,408
Accumulated undistributed net investment income	8,727
Accumulated net realized gains from investment transactions	665,287
Net unrealized appreciation/(depreciation) from investments	(2,240,184)

Net Assets	$84,010,238

Net Assets:
Class I Shares	$2,157,895
Class II Shares	2,893,560
Class Y Shares	78,958,783

Total	$84,010,238

Shares outstanding (unlimited number of shares authorized):
Class I Shares	222,590
Class II Shares	299,301
Class Y Shares	8,150,912

Total	8,672,803

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.69
Class II Shares	$9.67
Class Y Shares	$9.69

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Operations
For the Period Ended December 31, 2008

NVIT Core
Bond Fund (a)

INVESTMENT INCOME:
Interest income	$2,228,218

Total Income	2,228,218

EXPENSES:
Investment advisory fees	178,907
Fund administration fees	20,649
Distribution fees Class II Shares	2,003
Administrative services fees Class I Shares	968
Administrative services fees Class II Shares	1,144
Custodian fees	9,983
Trustee fees	1,541
Compliance program costs (Note 3)	1,674
Professional fees	18,736
Printing fees	35,540
Other	11,823

Total expenses before reimbursed/waived expenses and earnings credit	282,968

Earnings credit (Note 4)	(9,759)
Expenses reimbursed by adviser	(32,882)

Net Expenses	240,327

NET INVESTMENT INCOME	1,987,891

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	663,041
Net change in unrealized appreciation/(depreciation) from investments	(2,240,184)

Net realized/unrealized gains from investments	(1,577,143)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$410,748

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Changes in Net Assets

NVIT
Core Bond Fund

Period Ended
December 31, 2008 (a)
Operations:
Net investment income	$1,987,891
Net realized gains from investment transactions	663,041
Net change in unrealized appreciation/(depreciation) from investments	(2,240,184)

Change in net assets resulting from operations	410,748

Distributions to Shareholders From:
Net investment income:
Class I	(38,079)
Class II	(49,299)
Class Y	(1,889,571)
Net realized gains:
Class I	—
Class II	—
Class Y	—

Change in net assets from shareholder distributions	(1,976,949)

Change in net assets from capital transactions	85,576,439

Change in net assets	84,010,238

Net Assets:
Beginning of period	$—

End of period	$84,010,238

Accumulated undistributed net investment income at end of period	$8,727

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,556,528
Dividends reinvested	38,079
Cost of shares redeemed	(1,436,906)

Total Class I	2,157,701

Class II Shares
Proceeds from shares issued	3,083,327
Dividends reinvested	49,299
Cost of shares redeemed	(228,920)

Total Class II	2,903,706

Class Y Shares
Proceeds from shares issued	107,479,627
Dividends reinvested	1,889,571
Cost of shares redeemed	(28,854,166)

Total Class Y	80,515,032

Change in net assets from capital transactions	$85,576,439

SHARE TRANSACTIONS:
Class I Shares
Issued	365,600
Reinvested	3,944
Redeemed	(146,954)

Total Class I Shares	222,590

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statement of Changes in Net Assets (Continued)

NVIT
Core Bond Fund

Period Ended
December 31, 2008 (a)
Class II Shares
Issued	$317,933
Reinvested	5,111
Redeemed	(23,743)

Total Class II Shares	299,301

Class Y Shares
Issued	10,956,837
Reinvested	195,292
Redeemed	(3,001,217)

Total Class Y Shares	8,150,912

Total change in shares	8,672,803

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Financial Highlights
(Selected data for each share of capital outstanding throughout the period indicated)

NVIT Core Bond Fund

		Operations			Distributions				Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains		Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	Total from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Period Ended December 31, 2008 (e)(f)	$10.00	0.34	(0.41)	(0.07)	(0.24)	–	(0.24)	$9.69	(0.65%)	$2,157,895	0.69%	4.60%	0.77%	88.25%

Class II Shares
Period Ended December 31, 2008 (e)(f)	$10.00	0.32	(0.41)	(0.09)	(0.24)	–	(0.24)	$9.67	(0.87%)	$2,893,560	0.94%	4.41%	1.01%	88.25%

Class Y Shares
Period Ended December 31, 2008 (e)(f)	$10.00	0.33	(0.39)	(0.06)	(0.25)	–	(0.25)	$9.69	(0.56%)	$78,958,783	0.55%	4.44%	0.62%	88.25%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized.
(b)	Annualized.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.
(f)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Core Bond Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

16 Annual Report 2008

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$	$—	$84,135,803	$—	$—	$—	$84,135,803	$—

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(e)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not

18 Annual Report 2008

recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Nationwide Asset Management LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the period ended December 31, 2008.

Fee Schedule	Total Fees

All Assets	0.40%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $55,970 for the period ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.55% for the Fund’s Class I, Class II and Class Y shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount
For the Period Ended
December 31, 2008 (a)

$32,882

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such

20 Annual Report 2008

services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the period ended December 31, 2008, NFS received $1,575 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended December 31, 2008, the Fund’s portion of such costs was $1,674.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the period ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $101,379,301 and sales of $45,227,052.

For the period ended December 31, 2008, the Fund had purchases of $32,783,961 and sales of $31,977,003 of U.S. government securities.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

8. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

9. Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2008, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$1,976,949	$—	$1,976,949	$—	$1,976,949

22 Annual Report 2008

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$674,014	$—	$674,014	$—	$—	$(2,240,184)	$(1,566,170)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$86,375,987	$2,261,029	$(4,501,213)	$(2,240,184)

2008 Annual Report 23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Core Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008 and the results of its operations, the changes in its net assets and the financial highlights for the period March 25, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

24 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 25

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

26 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

28 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30 Annual Report 2008

NVIT Enhanced Income Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-ENHI (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

The Fund may purchase mortgage-backed and asset-backed securities, which are sensitive to fluctuations in interest rates. In addition, these securities are subject to prepayment, which may cause the Fund to reinvest in securities with lower interest rates.

The Fund may purchase securities in derivatives, which can be very volatile and carry high transaction costs.

While the Fund may invest in securities of the U.S. government and its agencies, the Fund’s value is not guaranteed by these entities.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

The Fund’s benchmark consists of 50% Merrill Lynch (ML) 6-Month Treasury Bill (T-Bill) Index and 50% ML 1-Year T-Bill Index.

Merrill Lynch (ML) 6-Month Treasury Bill (T-Bill) Index: Comprises a single issue purchased at the beginning of a month and held for a full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end re-balancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the re-balancing date.

Merrill Lynch (ML) 1-Year Treasury Bill (T-Bill) Index: Comprises a single issue purchased at the beginning of a month and held for a full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end re-balancing is the outstanding T-Bill with the longest maturity.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Morley Capital Management, Inc.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Enhanced Income Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Enhanced Income Fund (Class Y at NAV) returned 3.12% versus 4.16% for its benchmark, a blend of 50% Merrill Lynch (ML) 6-Month Treasury Bill (T-Bill) Index and 50% ML 1-Year T-Bill Index. For broader comparison, the average return for the Fund’s Lipper peer category of Ultra-Short Obligations Funds (consisting of 39 funds as of December 31, 2008) was -2.43% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The Fund maintained a high-quality focus. As of December 31, 2008, the Fund comprised 86% AAA-rated securities, with the balance of Fund holdings in AA- and A-rated issues. The Fund’s focus on higher-quality, more liquid asset classes added to Fund performance relative to the Lipper peer group during the highly-volatile reporting period. The Fund’s exposure to U.S. Agency mortgage-backed securities and debentures was positive for relative performance, because these sectors performed best versus Treasuries due to their lower credit-risk relative to other fixed-income sectors. The Fund stayed fully invested as cash rates declined to historically-low levels during the reporting period and an abundance of short-maturity assets provided attractive return enhancement opportunities.

What areas of investment detracted from Fund performance?

Risk premiums in the non-Treasury sectors increased substantially during the reporting period, driven by heightened concerns about the economic recession and the recession’s impact on consumers’ and companies’ ability to repay their debts. Excess returns — returns in excess of the risk-free rate or in excess of a market measure such as an index fund — relative to Treasuries were negative across all fixed-income spread sectors during the reporting period, with the weakest returns in the asset-backed, commercial mortgage-backed and corporate bond sectors. The Fund’s exposures to these sectors detracted from the Fund’s relative performance versus its all-Treasury benchmark.

What is your outlook for the near term?

The global and U.S. economy have both entered a recession, the magnitude and impact of which is expected to be severe. U.S. economic growth is expected to contract into 2009, while inflation concerns have abated after sharp declines in energy and commodities prices, as well as predictions that consumer demand and spending will continue to decline. The deleveraging of banks and other financial institutions, as well as deteriorating credit conditions, will continue to weigh on asset valuations, with the most credit-sensitive sectors remaining under the most pressure. Short-term U.S. Treasury rates are likely to remain low as efforts to stimulate growth and unfreeze credit markets take center stage. Longer-term rates will likely remain under pressure from supply concerns as the U.S. government funds aggressive economic stimulus programs.

Given the uncertainty in the economic outlook and unprecedented liquidity disruptions in the markets, we have positioned the Fund to maintain an overall conservative posture with regard to credit quality and liquidity. Risk premiums remain near historically wide levels for all non-Treasury fixed-income assets because of a combination of unfavorable supply/demand data and the weak economic outlook. While wider risk premiums are generally warranted, the market has been somewhat indiscriminant in pricing securities lower regardless of risk, which has created many return enhancement opportunities. We intend to exploit prudently market dislocations while maintaining the quality and liquidity of the Fund.

Subadviser:
Morley Capital Management, Inc.

Portfolio Managers:
Perpetua M. Phillips and Paul Rocheleau

4 Annual Report 2008

Fund Performance	NVIT Enhanced Income Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

			Gross	Net
			Expense	Expense
	1 Yr.	Inception[2]	Ratio*	Ratio*

Class Y	3.12%	4.01%	0.43%	0.43%

*	As of December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on April 20, 2007.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Enhanced Income Fund versus performance of the Composite Index(a), the Merrill Lynch 6-Month Treasury Bill Index (b), the Merrill Lynch 1-Year Treasury Bill Index(c), and the Consumer Price Index (CPI)(d) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index is composed of 50% Merrill Lynch (ML) 6-Month Treasury Bill (T-Bill) Index and 50% Merrill Lynch 1-Year Treasury Bill Index

(b)	The Merrill Lynch 6-Month Treasury Bill Index comprises a single issue purchased at the beginning of a month and held for a full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end re-balancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the re-balancing date.

(c)	The Merrill Lynch 1-Year Treasury Bill Index comprises a single issue purchased at the beginning of a month and held for a full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end re-balancing is the outstanding T-Bill with the longest maturity.

(d)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	NVIT Enhanced Income Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending Account	Expenses Paid	Expense Ratio
			Account Value ($)	Value ($)	During Period ($)	During Period (%)
NVIT Enhanced Income Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class Y	Actual		1,000.00	1,009.80	2.32	0.46
	Hypothetical	[b]	1,000.00	1,022.82	2.34	0.46

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, to reflect a one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	NVIT Enhanced Income Fund
December 31, 2008 (Unaudited)

Asset Allocation

Asset-Backed Securities	27.8%
U.S. Government Sponsored & Agency Obligations	24.0%
Corporate Bonds	18.1%
Collateralized Mortgage Obligations	13.4%
Commercial Mortgage Backed Securities	8.0%
Repurchase Agreement	7.5%
U.S. Government Sponsored Mortgage-Backed Obligations	0.5%
Other assets in excess of liabilities	0.7%

100.0%

Top Industries

Auto Loans	8.8%
Credit Card Loans	8.7%
Commercial Mortgage Backed Securities	8.0%
Utility Loans	7.1%
Banks	3.9%
Other Financial	3.7%
Equipment Loans	3.0%
Manufacturing	2.1%
Diversified Manufacturing	1.1%
Specialty Retail	1.1%
Other	52.5%

100.0%

Top Holdings

U.S. Treasury Notes, 4.00%, 09/30/09	4.9%
U.S. Treasury Notes, 3.25%, 12/31/09	3.6%
U.S. Treasury Notes, 2.88%, 06/30/10	2.3%
U.S. Treasury Notes, 2.13%, 01/31/10	2.2%
U.S. Treasury Notes, 2.00%, 02/28/10	2.2%
American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	1.3%
Federal National Mortgage Association, 4.63%, 12/15/09	1.2%
Fannie Mae REMICS, Series 2003-92, Class PC, 4.50%, 05/25/15	1.1%
3M Co., 5.13%, 11/06/09	1.1%
Honeywell International, Inc., 7.50%, 03/01/10	1.1%
Other*	79.0%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

NVIT Enhanced Income Fund

Asset-Backed Securities 27.8%

	Principal Amount	Market Value

Auto Loans 8.8%
Banc of America Securities Auto Trust, Series 2006-G1, Class A3, 5.18%, 06/18/10	$1,133,546	$1,128,174
BMW Vehicle Owner Trust, Series 2006-A, Class A4, 5.07%, 08/25/11	2,500,000	2,438,034
Capital Auto Receivables Asset Trust, Series 2006-2, Class A3A, 4.98%, 05/15/11	1,468,018	1,442,540
Chase Manhattan Auto Owner Trust, Series 2005-B, Class A4, 4.88%, 06/15/12	928,444	924,544
Daimler Chrysler Auto Trust
Series 2006-D, Class A3, 4.98%, 02/08/11	1,381,674	1,363,092
Series 2007-A, Class A2A, 4.94%, 03/08/11	623,723	614,392
Ford Credit Auto Owner Trust
Series 2006-A, Class A3, 5.05%, 03/15/10	299,685	299,085
Series 2007-B, Class A2A, 5.26%, 06/15/10	750,007	746,535
Honda Auto Receivables Owner Trust
Series 2007-2, Class A2, 5.41%, 11/23/09	36,270	36,272
Series 2007-2, Class A3, 5.46%, 04/21/10	1,000,000	996,661
Series 2005-4, Class A4, 4.60%, 11/22/10	945,046	938,509
Household Automotive Trust, Series 2005-3, Class A3, 4.80%, 10/18/10	555,891	549,085
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 12/15/09	113,311	113,266
USAA Auto Owner Trust
Series 2008-1, Class A2, 4.27%, 10/15/10	1,264,993	1,257,709
Series 2008-2, Class A2, 3.91%, 01/18/11	2,000,000	1,974,854
Volkswagen Auto Loan Enhanced Trust, Series 2005-1, Class A4, 4.86%, 04/20/12	2,145,905	2,135,975
Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	326,686	326,108
WFS Financial Owner Trust, Series 2005-2, Class A4, 4.39%, 11/19/12	662,881	661,055
World Omni Auto Receivables Trust
Series 2007-B, Class A2A, 5.46%, 02/16/10	96,055	96,048
Series 2008-B, Class A2, 4.13%, 03/15/11	2,500,000	2,435,106

		20,477,044

Credit Card Loans 8.2%
American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	3,120,000	3,099,302
Bank of America Credit Card Trust, Series 2008-A9, Class A9, 4.07%, 07/16/12	2,500,000	2,411,016
Bank One Issuance Trust
Series 2004-A1, Class A1, 3.45%, 10/17/11	2,500,000	2,492,181
Series 2004-A6, Class A6, 3.94%, 04/16/12	1,564,000	1,542,468
Citibank Credit Card Issuance Trust, Series 2006-A2, Class A2, 4.85%, 02/10/11	2,440,000	2,438,810
Citibank Credit Card Master Trust I, Series 1999-2, Class A, 5.88%, 03/10/11	2,500,000	2,498,609
MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1, 4.90%, 07/15/11	2,500,000	2,496,582
MBNA Master Credit Card Trust, Series 1999-B, Class A, 5.90%, 08/15/11	2,000,000	1,991,988

		18,970,956

Equipment Loans 3.0%
Caterpillar Financial Asset Trust
Series 2007-A, Class A2A, 5.40%, 04/26/10	48,743	48,745
Series 2006-A, Class A3, 5.57%, 05/25/10	169,798	169,773
CIT Equipment Collateral
Series 2006-VT1, Class A3, 5.13%, 02/20/09	148,479	148,442
Series 2006-VT1, Class A4, 5.16%, 03/20/09	2,500,000	2,478,211
GE Equipment Midticket LLC, Series 2007-1 , Class A2A, 4.58%, 05/14/10	1,261,118	1,258,908
John Deere Owner Trust, Series 2008-A Class A2, 3.63%, 03/15/11	2,408,525	2,384,214

8 Annual Report 2008

Asset-Backed Securities (continued)
	Principal Amount	Market Value

Equipment Loans (continued)

MBNA Practice Solutions Owner Trust, Series 2005-2, Class A3, 4.34%, 06/15/11 (a)	$423,931	$423,408

		6,911,701

Home Equity Loans 0.7%
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-3, Class 1A4, 3.30%, 11/25/29	167,405	164,788
Citicorp Residential Mortgage Securities, Inc., Series 2006-1, Class A1, 5.96%, 07/25/36 (b)	150,236	147,922
Countrywide Asset-Backed Certificates, Series 2005-7, Class AF2, 4.37%, 11/25/35 (c)	181,095	179,740
FHLMC Structured Pass Through Securities, Series T-50, Class A7, 5.05%, 10/27/31 (b)	1,103,000	1,101,659

		1,594,109

Utility Loans 7.1%
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A1, 4.98%, 01/01/12	2,031,397	2,042,042
CenterPoint Energy Transition Bond Co. LLC
Series 2005-A, Class A1, 4.84%, 02/01/11	676,640	676,410
Series 2001-1, Class A3, 5.16%, 09/15/11	1,220,023	1,227,443
CPL Transition Funding LLC, Series 2002-1, Class A3, 5.56%, 01/15/12	2,005,397	2,028,420
FPL Recovery Funding LLC, Series 2007-A, Class A1, 5.05%, 02/01/13	1,942,877	1,959,041
Oncor Electric Delivery Transition Bond Co., Series 2003-1, Class A2, 4.03%, 02/15/12	1,405,428	1,407,169
Peco Energy Transition Trust
Series 2000-A, Class A4, 7.65%, 03/01/10	2,000,000	2,045,144
Series 2001-A, Class A1, 6.52%, 12/31/10	1,505,000	1,516,581
PG&E Energy Recovery Funding LLC
Series 2005-1, Class A2, 3.87%, 06/25/11	461,790	462,259
Series 2005-2, Class A1, 4.85%, 06/25/11	448,222	449,706
Series 2005-1, Class A3, 4.14%, 09/25/12	1,810,000	1,812,391
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A1, 3.52%, 11/15/11	909,853	897,961

		16,524,567

Total Asset-Backed Securities (cost $64,999,382)		64,478,377

Corporate Bonds 18.1%

Aerospace & Defense 0.7%
United Technologies Corp., 4.38%, 05/01/10	1,650,000	1,663,190

Banks 3.9%
Bank One Corp., 6.00%, 02/17/09	2,500,000	2,500,125
HSBC Bank USA NA, 3.88%, 09/15/09	2,000,000	1,996,618
Kreditanstalt fuer Wiederaufbau, 5.00%, 06/01/10	2,000,000	2,084,980
US Bancorp, 5.30%, 04/28/09	2,500,000	2,507,780

		9,089,503

Beverages 1.1% (d)
Pepsi Bottling Holdings, Inc., 5.63%, 02/17/09	2,500,000	2,511,573

Credit Card Loans 0.5%
BA Master Credit Card Trust, Series 1999-J, Class A, 7.00%, 02/15/12	1,000,000	1,003,085

Diversified Financial Services 0.6% (c)
Wells Fargo & Co., 2.10%, 09/15/09	1,470,000	1,454,741

Diversified Manufacturing 1.1%
Honeywell International, Inc., 7.50%, 03/01/10	2,500,000	2,607,625

Health Care Equipment & Supplies 1.1%
Johnson & Johnson, 6.63%, 09/01/09	2,500,000	2,574,683

Machinery 1.1%
Caterpillar, Inc., 7.25%, 09/15/09	2,500,000	2,545,490

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Enhanced Income Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Manufacturing 2.1%
3M Co., 5.13%, 11/06/09	$2,523,000	$2,611,229
International Business Machines Corp., 4.25%, 09/15/09	2,227,000	2,258,666

		4,869,895

Other Financial 3.7%
John Deere Capital Corp., 4.40%, 07/15/09	2,000,000	2,001,648
Monumental Global Funding II, 3.90%, 06/15/09 (a)(d)	2,500,000	2,480,522
New York Life Global Funding, 3.88%, 01/15/09 (a)(d)	2,500,000	2,500,607
Toyota Motor Credit Corp., 4.25%, 03/15/10	1,500,000	1,498,712

		8,481,489

Specialty Retail 1.1%
Wal-Mart Stores, Inc., 6.88%, 08/10/09	2,500,000	2,574,903

Telecommunications 1.1%
BellSouth Corp., 4.20%, 09/15/09	2,540,000	2,549,964

Total Corporate Bonds (cost $41,941,770)		41,926,141

Commercial Mortgage Backed Securities 8.0%

Asset Securitization Corp., Series 1996-D3, Class A1C, 7.40%, 10/13/26	215,888	215,407
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP2, Class A1, 6.08%, 02/15/35	169,612	167,593
Series 2004-T14, Class A2, 4.17%, 01/12/41	1,131,632	1,128,804
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A1, 3.79%, 10/15/41	140,864	140,322
Commercial Mortgage Asset Trust, Series 1999-1, Class A3, 6.64%, 01/17/32	1,254,970	1,250,398
First Union National Bank Commercial Mortgage, Series 2001-C4, Class A1, 5.67%, 12/12/33	684,012	675,117
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C3, Class A2, 4.22%, 04/10/40	1,260,158	1,215,650
Series 2004-C3, Class A3, 4.21%, 12/10/41	2,000,000	1,941,281
Greenwich Capital Commercial Funding Corp., Series 2004-GG1 , Class A3, 4.34%, 06/10/36	763,781	758,139
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A1, 5.34%, 05/12/45	2,075,357	1,982,427
LB-UBS Commercial Mortgage Trust
Series 2002-C2, Class A2, 4.90%, 06/15/26	89,536	89,173
Series 2003-C5, Class A2, 3.48%, 07/15/27	24,839	24,692
Morgan Stanley Capital I
Series 2004-IQ8, Class A3, 4.50%, 11/15/11	2,500,000	2,422,555
Series 2005-HQ5, Class A2, 4.81%, 01/14/42	2,243,598	2,173,914
Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 03/15/30	150,248	150,039
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class A2, 4.38%, 10/15/41	2,475,774	2,340,695
Series 2005-C17, Class A2, 4.78%, 03/15/42	1,965,613	1,844,932

Total Commercial Mortgage Backed Securities (cost $19,099,762)		18,521,138

Collateralized Mortgage Obligations 13.4%

Fannie Mae REMICS
Series 2004-34, Class PL, 3.50%, 05/25/14	243,275	243,099
Series 2003-92, Class PC, 4.50%, 05/25/15	2,604,189	2,622,475
Series 2005-91, Class PB, 4.50%, 06/25/16	2,201,303	2,220,390
Series 2002-82, Class XD, 5.00%, 07/25/16	2,269,653	2,306,028
Series 2003-14, Class KE, 5.00%, 01/25/17	2,117,755	2,151,897
Series 2004-61, Class AB, 5.00%, 03/25/17	2,280,352	2,311,548
Series 2003-57, Class NB, 3.00%, 06/25/18	402,155	392,097

10 Annual Report 2008

Collateralized Mortgage Obligations (continued)
	Principal Amount	Market Value

Series 2003-75, Class NB, 3.25%, 08/25/18	$321,011	$318,549
Series 2004-96, Class EW, 4.50%, 06/25/24	2,299,456	2,324,995
Series 2003-14, Class AN, 3.50%, 03/25/33	330,328	321,401
Freddie Mac REMICS
Series 2892, Class UJ, 4.00%, 12/15/11	596,146	599,131
Series 2651, Class VB, 5.50%, 03/15/14	2,147,462	2,170,786
Series 2668, Class AD, 4.00%, 01/15/15	2,172,752	2,186,053
Series 2631, Class LB, 4.50%, 03/15/16	1,658,885	1,679,865
Series 2517, Class OD, 5.00%, 05/15/16	2,499,848	2,538,255
Series 2611, Class KC, 3.50%, 01/15/17	429,931	429,336
Series 2664, Class GA, 4.50%, 01/15/18	492,738	499,715
Series 2613, Class PA, 3.25%, 05/15/18	540,047	528,334
Series 2630, Class JA, 3.00%, 06/15/18	419,247	416,751
Government National Mortgage Association
Series 2003-49, Class A, 2.21%, 10/16/17	2,183,974	2,168,662
Series 2004-103, Class A, 3.88%, 12/16/19	2,179,804	2,183,286
Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 06/25/18	374,223	373,028

Total Collateralized Mortgage Obligations (cost $30,731,649)		30,985,681

U.S. Government Sponsored & Agency Obligations 24.0%

Federal Home Loan Bank
5.38%, 07/17/09	2,500,000	2,566,528
2.75%, 06/18/10	2,500,000	2,567,542
Federal Home Loan Mortgage Corp.
4.88%, 02/09/10	2,500,000	2,603,260
3.13%, 02/12/10	2,500,000	2,553,070
2.88%, 04/30/10	2,500,000	2,554,743
Federal National Mortgage Association
4.63%, 12/15/09	2,700,000	2,796,576
4.13%, 05/15/10	2,500,000	2,597,897
4.38%, 06/21/10	2,250,000	2,358,601
U.S. Treasury Notes
4.00%, 09/30/09	11,000,000	11,296,483
3.25%, 12/31/09	8,000,000	8,228,440
2.13%, 01/31/10	5,000,000	5,091,600
2.00%, 02/28/10	5,000,000	5,090,040
2.88%, 06/30/10	5,000,000	5,177,930

Total U.S. Government Sponsored & Agency Obligations (cost $54,492,859)		55,482,710

U.S. Government Sponsored Mortgage-Backed Obligations 0.5%

Fannie Mae Pool
Pool #190255, 6.50%, 02/01/09	565	567
Pool #254256, 5.50%, 04/01/09	13,332	13,421
Pool # 253845, 6.00%, 06/01/16	95,279	99,268
Pool #254089, 6.00%, 12/01/16	145,239	151,319
Pool #545415, 6.00%, 01/01/17	129,055	134,458
Pool #625178, 5.50%, 02/01/17	268,715	278,706
Pool #254195, 5.50%, 02/01/17	310,509	322,053
Freddie Mac Gold Pool
Pool #E00678, 6.50%, 06/01/14	55,483	57,306
Pool #E00991, 6.00%, 07/01/16	75,408	78,006

Total U.S. Government Sponsored Mortgage-Backed Obligations (cost $1,095,971)		1,135,104

2008 Annual Report 11

Statement of Investments (Continued)
December 31, 2008

NVIT Enhanced Income Fund (Continued)

Repurchase Agreement 7.5%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $17,442,322, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09 — 06/24/09; total market value of $17,791,139	$17,442,293	$17,442,293

Total Repurchase Agreement (cost $17,442,293)		17,442,293

Total Investments (cost $229,803,686) (e) — 99.3%		229,971,444

Other assets in excess of liabilities — 0.7%		1,614,320

NET ASSETS — 100.0%		$231,585,764

(a)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2008.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2008. The maturity date represents the actual maturity date.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2008, all such securities in total represented 3.24% of net assets.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AB	Stock Company

AN	Netherlands Antilles

FHLMC	Federal Home Loan Mortgage Corporation

LLC	Limited Liability Co.

NA	National Association

PA	Panama

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT Enhanced
Income Fund

Assets:
Investments, at value (cost $212,361,393)	$212,529,151
Repurchase agreement, at value and cost	17,442,293

Total Investments	229,971,444

Interest receivable	1,629,007
Receivable for capital shares issued	101,865
Receivable from Adviser	3,639
Prepaid expenses and other assets	579

Total Assets	231,706,534

Liabilities:
Accrued expenses and other payables:
Investment advisory fees	67,765
Fund administration fees	9,673
Custodian fees	1,696
Trustee fees	2,190
Compliance program costs (Note 3)	4,469
Professional fees	11,171
Printing fees	14,878
Other	8,928

Total Liabilities	120,770

Net Assets	$231,585,764

Represented by:
Capital	$232,224,957
Accumulated undistributed net investment income	259,718
Accumulated net realized losses from investment transactions	(1,066,669)
Net unrealized appreciation/(depreciation) from investments	167,758

Net Assets	$231,585,764

Net Assets:
Class Y Shares (a)	$231,585,764

Total	$231,585,764

Shares outstanding (unlimited number of shares authorized):
Class Y Shares (a)	23,207,776

Total	23,207,776

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$9.98

(a)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statement of Operations
For the Year Ended December 31, 2008

NVIT Enhanced
Income Fund

INVESTMENT INCOME:
Interest income	$8,977,728

Total Income	8,977,728

EXPENSES:
Investment advisory fees	737,429
Fund administration fees	100,081
Custodian fees	7,085
Trustee fees	7,831
Compliance program costs (Note 3)	5,999
Professional fees	36,107
Printing fees	25,605
Other	34,825

Total expenses before earnings credit and expenses reimbursed	954,962
Earnings credit (Note 4)	(3,639)
Expenses reimbursed by Adviser	(6,853)

Net Expenses	944,470

NET INVESTMENT INCOME	8,033,258

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,187,999)
Net change in unrealized appreciation/(depreciation) from investments	(383,728)

Net realized/unrealized losses from investments	(1,571,727)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,461,531

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Statements of Changes in Net Assets

	NVIT Enhanced Income Fund

	Year Ended	Period Ended
	December 31,	December 31,
	2008	2007 (a)
Operations:
Net investment income	$8,033,258	$6,521,877
Net realized gains (losses) from investment	(1,187,999)	35,533
Net change in unrealized appreciation/(depreciation) from investments	(383,728)	551,486

Change in net assets resulting from operations	6,461,531	7,108,896

Distributions to Shareholders From:
Net investment income:
Class Y (b)	(7,652,229)	(6,362,786)
Net realized gains:
Class Y (b)	(194,605)	–

Change in net assets from shareholder distributions	(7,846,834)	(6,362,786)

Change in net assets from capital transactions	34,226,689	197,998,268

Change in net assets	32,841,386	198,744,378

Net Assets:
Beginning of period	198,744,378	–

End of period	$231,585,764	$198,744,378

Accumulated undistributed net investment income at end of period	$259,718	$–

CAPITAL TRANSACTIONS:
Class Y Shares (b)
Proceeds from shares issued	$65,922,563	$1,000
Issued from in-kind transactions (Note 8)	–	197,732,681
Dividends reinvested	7,846,834	6,362,758
Cost of shares redeemed	(39,542,708)	(6,098,171)

Total Class Y	34,226,689	197,998,268

Change in net assets from capital transactions	$34,226,689	$197,998,268

SHARE TRANSACTIONS:
Class Y Shares (b)
Issued	6,554,290	100
Issued from in-kind transactions (Note 8)	–	19,773,268
Reinvested	783,204	634,643
Redeemed	(3,933,699)	(604,030)

Total Class Y Shares	3,403,795	19,803,981

Total change in shares	3,403,795	19,803,981

Amounts designated as “–” are zero or have been rounded to zero

(a)	For the period from April 20, 2007 (commencement of operations) through December 31, 2007.

(b)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Financial Highlights
(Selected data for each share of capital outstanding throughout the periods indicated)

NVIT Enhanced Income Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover
Class Y Shares (e)
Year Ended December 31, 2008	$10.04	0.38	(0.07)	0.31	(0.36)	(0.01)	(0.37)	$9.98	3.12%	$231,585,764	0.45%	3.81%	0.45%	75.76%
Period Ended December 31, 2007 (d)	$10.00	0.34	0.03	0.37	(0.33)	–	(0.33)	$10.04	3.69%	$198,744,378	0.43%	4.79%	0.43%	55.71%

Amounts designated as “–” are zero or have been rounded to zero. (a)	Not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d) For the period from April 20, 2007 (commencement of operations) through December 31, 2007.
(e) Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

16 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Enhanced Income Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

18 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$—	$—	$229,971,444	$—	$—	$—	$229,971,444	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(e)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable periods 2007 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Morley Capital Management, Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

Up to $500 million	0.35%

$500 million up to $1 billion	0.34%

$1 billion up to $3 billion	0.325%

$3 billion up to $5 billion	0.30%

$5 billion up to $10 billion	0.285%

$10 billion or more	0.275%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $191,361 for the year ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the

20 Annual Report 2008

Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.45% for the Fund’s Class Y shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount	Amount
Fiscal Period	Fiscal Year
2007	2008

—	$6,853

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $5,999.

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $178,944,636 and sales of $145,400,819.

For the year ended December 31, 2008, the Fund had purchases of $34,333,438 of U.S. government securities.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

22 Annual Report 2008

8. Other

During the year ended December 31, 2007, the NVIT Enhanced Income Fund accepted securities eligible for investment by the Fund as consideration for Fund shares issued (“Purchase In-Kind”) to the NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate Fund, NVIT Investor Destinations Moderately Conservative Fund and NVIT Investor Destinations Conservative Fund, pursuant to no-action relief received from the Securities and Exchange Commission. Gartmore Variable Insurance Trust (no-action letter pub. avail. December 29, 2006).

On December 3, 2008, the Board of Trustees approved the discontinuance of the Fund’s Class VII shares.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

9. Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2008, and the fiscal period ended December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$7,846,834	$—	$7,846,834	$—	$7,846,834

2007	6,362,786	—	6,362,786	—	6,362,786

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$259,718	$—	$259,718	$—	$(1,066,668)	$167,758	$(639,192)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$229,803,686	$1,506,775	$(1,339,017)	$167,758

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$311,146	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $755,522.

24 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Enhanced Income Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008 and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period April 20, 2007 (commencement of operations) through December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 25

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

26 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

28 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 31

NVIT Global Financial Services Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-GFS (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than that of other mutual funds.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Morgan Stanley Capital International (MSCI) World Financials IndexSM: An unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global financial services sector.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Aberdeen Asset Management Inc.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Global Financial Services Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Global Financial Services Fund (Class III at NAV) registered -46.21% versus -53.61% for its benchmark, the Morgan Stanley Capital International (MSCI) World Financials IndexSM. For broader comparison, the average return for the Fund’s Lipper peer category of Financial Services Funds (consisting of 16 funds as of December 31, 2008) was -48.49% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

Effective stock selection in the insurance, commercial banks, and diversified financial services subsectors provided the most positive relative returns for the Fund during the reporting period. Among individual holdings, two property and casualty insurers — The Hanover Insurance Group, Inc. and HCC Insurance Holdings Inc. — enhanced Fund results. Hanover Insurance Group posted strong results in its core property and casualty business, and increased its stock dividend for the fourth consecutive year as of October 2008. HCC Insurance Holdings sells group life and health insurance as well as property and casualty insurance, and also operates in specialty markets such as officer’s and director’s indemnity insurance, and surety and credit bonds.

What areas of investment detracted from Fund performance?

Security selection in the capital markets subsector, along with an underweight allocation to real estate investment trusts (REITs), hindered Fund performance. The primary detractor was the Fund’s holding in National Bank of Greece S.A. The bank’s shares declined as the economy in Greece was particularly hard-hit by the global credit crunch; conditions in Greece were exacerbated later in the reporting period by local social unrest and violence. We maintain the Fund’s position in the stock. The Fund’s position in Lehman Brothers Holdings Inc. also had a negative impact on Fund results. In September 2008, this major investment bank filed for bankruptcy protection and sought to sell its most profitable businesses after suffering heavy losses in its portfolios of mortgage- and asset-backed securities.

What is your outlook for the near term?

Our near-term outlook suggests a continued negative economic environment. Larger businesses are contracting. Smaller businesses — the typical drivers of employment growth — are stagnant, and unable to get the financing commitments at reasonable terms they need. Consumer spending comprises two-thirds of the U.S. economy, but consumers have started to save again. The savings rate rose from -1% to nearly 3% during the last three months of the reporting period. The economy should begin to show improvement as the cumulative effect of recent massive policy initiatives takes hold, but we believe that negative trends in gross domestic product (GDP) may continue for several quarters. All data point toward rising job losses and declining income, and there is little reason to expect a quick recovery.

Looking at the world from a stock-market perspective, we find that we have much greater room for optimism, because the stock market typically discounts ahead of turns in the broader economy. The recent market shocks and financial crises have created attractive investment opportunities. If the credit markets can return to a more fluid level and the economy begins to stabilize, the declines in stock prices will present a buying opportunities. We believe that the U.S. markets could lead this trend, because there are fewer barriers to rapid restructuring as compared to those in other countries. Stock valuations are exceedingly low, given the near-deflationary and near-zero interest-rate environment. Earnings expectations have begun to drop, a process that we believe will continue, and more realistic valuation expectations lead us to be more positive on the market outlook as a whole. We believe that our focus on finding good-quality businesses at attractive valuations will position the Fund appropriately to benefit from the opportunities presented by a potential economic recovery.

Subadviser:
Aberdeen Asset Management Inc.

Portfolio Managers:
Douglas Burtnick, CFA, and Stuart Quint, CFA

4 Annual Report 2008

Fund Performance	NVIT Global Financial Services Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Expense
	1 Yr.	5 Yr.	Inception[2]	Ratio*

Class I3	-46.27%	-2.97%	1.08%	1.27%

Class II3	-46.34%	-3.20%	0.85%	1.52%

Class III[4]	-46.21%	-2.93%	1.11%	1.24%

*	As of December 31, 2007. Performance fees apply to the Fund, which may increase or decrease expenses. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on December 28, 2001.

[3]	These returns, until the creation of the Class I shares (May 10, 2002) and Class II shares (March 28, 2003), are based on the performance of the Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class I and Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class III.

[4]	For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class III shares of the NVIT Global Financial Services Fund versus performance of the Morgan Stanley Capital International World Financials Index (MSCI World Financials Index)(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The MSCI World Financials Index is an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global financial services sector.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	NVIT Global Financial Services Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

		Beginning	Ending	Expense Paid	Annualized
		Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Global Financial Services Fund		07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/2008[a]

Class I	Actual	1,000.00	681.20	6.34	1.50
	Hypothetical[b]	1,000.00	1,017.60	7.64	1.50

Class II	Actual	1,000.00	681.10	7.48	1.77
	Hypothetical[b]	1,000.00	1,016.24	9.01	1.77

Class III	Actual	1,000.00	681.80	5.83	1.38
	Hypothetical[b]	1,000.00	1,018.20	7.02	1.38

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	NVIT Global Financial Services Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	99.7%
Other assets in excess of liabilities	0.3%

100.0%

Top Industries

Commercial Banks	40.6%
Insurance	27.9%
Capital Markets	10.2%
Diversified Financial Services	9.2%
Information Technology Services	4.4%
Consumer Finance	3.2%
Real Estate Management & Development	1.9%
Real Estate Investment Trusts	1.4%
Software	0.9%
Other	0.3%

100.0%

Top Holdings

Wells Fargo & Co.	4.8%
JPMorgan Chase & Co.	4.5%
Zurich Financial Services AG	3.8%
MetLife, Inc.	3.4%
HCC Insurance Holdings, Inc.	3.2%
Mitsubishi UFJ Financial Group, Inc.	3.2%
Banco Santander	3.2%
State Street Corp.	3.0%
AXA SA	2.7%
Capital One Financial Corp.	2.6%
Other	65.6%

100.0%

Top Countries

United States	47.7%
Japan	10.4%
United Kingdom	6.4%
Switzerland	5.4%
France	5.2%
Spain	4.5%
Canada	4.0%
Australia	3.1%
Bermuda	2.8%
Greece	2.2%
Other	8.3%

100.0%

2008 Annual Report 7

Statement of Investments
December 31, 2008

NVIT Global Financial Services Fund

Common Stocks 99.7%

	Shares	MarketValue

AUSTRALIA 3.1% (a)
Capital Markets 0.0%
Macquarie Group Ltd.	100	$2,029

Commercial Banks 3.1%
Australia & New Zealand Banking Group Ltd.	20,089	216,823
Commonwealth Bank of Australia	10,003	205,758

		422,581

Real Estate Investment Trusts 0.0%
Westfield Group	100	908

		425,518

AUSTRIA 2.2% (a)
Insurance 2.2%
Vienna Insurance Group	8,405	291,981

BERMUDA 2.8%
Insurance 2.8%
Aspen Insurance Holdings Ltd.	10,000	242,500
PartnerRe Ltd.	2,000	142,540

		385,040

BRAZIL 1.6%
Diversified Financial Services 1.6%
BM&FBOVESPA SA	81,501	210,483

CANADA 4.0%
Commercial Banks 4.0%
Royal Bank of Canada	11,839	346,288
Toronto-Dominion Bank	5,777	203,379

		549,667

CHINA 1.5% (a)
Commercial Banks 1.5%
China Construction Bank Corp., Class H	378,070	210,353

FRANCE 5.2% (a)
Commercial Banks 2.5%
BNP Paribas	7,786	336,041

Insurance 2.7%
AXA SA	16,663	373,969

		710,010

GERMANY 0.4% (a)
Commercial Banks 0.4%
Commerzbank AG	5,506	53,016

GREECE 2.2% (a)
Commercial Banks 2.2%
Alpha Bank AE	12,664	118,466
National Bank of Greece SA	9,361	173,820

		292,286

ITALY 1.0% (a)
Commercial Banks 1.0%
UniCredit SpA	55,306	140,601

JAPAN 10.4% (a)
Commercial Banks 6.2%
Mitsubishi UFJ Financial Group, Inc.	68,900	433,142
Sumitomo Mitsui Financial Group, Inc.	59	244,776
Suruga Bank Ltd.	16,390	162,864

		840,782

Consumer Finance 0.6%
ORIX Corp.	1,470	83,957

Insurance 1.7%
Tokio Marine Holdings, Inc.	7,800	231,160

Real Estate Management & Development 1.9%
Mitsubishi Estate Co. Ltd.	15,880	262,378

		1,418,277

NETHERLANDS 1.3% (a)
Diversified Financial Services 1.3%
ING Groep NV CVA	15,995	176,020

SPAIN 4.5% (a)
Commercial Banks 4.5%
Banco Bilbao Vizcaya Argentaria SA	14,383	178,191
Banco Santander	44,493	429,785

		607,976

SWITZERLAND 5.4% (a)
Capital Markets 1.6%
Bank Sarasin & Cie AG	3,197	95,537
Credit Suisse Group AG	4,412	123,697

		219,234

Insurance 3.8%
Zurich Financial Services AG	2,321	507,309

		726,543

UNITED KINGDOM 6.4% (a)
Commercial Banks 4.7%
Barclays PLC	87,665	199,204
HSBC Holdings PLC	20,367	199,287
Standard Chartered PLC	18,300	234,111

		632,602

Insurance 1.7%
Aviva PLC	41,214	233,482

		866,084

UNITED STATES 47.7%
Capital Markets 8.6%
Charles Schwab Corp. (The)	14,490	234,303
Goldman Sachs Group, Inc. (The)	2,930	247,263

8 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Capital Markets (continued)

Invesco Ltd.	10,685	$154,291
State Street Corp.	10,430	410,212
TD Ameritrade Holding Corp.	8,290	118,133

		1,164,202

Commercial Banks 10.5%
Bank of the Ozarks, Inc.	5,900	174,876
BB&T Corp.	6,300	172,998
PNC Financial Services Group, Inc.	3,050	149,450
TCF Financial Corp.	11,490	156,954
Wells Fargo & Co.	21,950	647,086
Zions Bancorp	5,220	127,942

		1,429,306

Consumer Finance 2.6%
Capital One Financial Corp.	11,080	353,341

Diversified Financial Services 6.3%
IntercontinentalExchange, Inc.	3,060	252,266
JPMorgan Chase & Co.	19,250	606,953

		859,219

Information Technology Services 4.4%
Alliance Data Systems Corp.*	5,640	262,429
Visa, Inc., Class A	6,260	328,337

		590,766

Insurance 13.0%
Aflac, Inc.	5,930	271,831
Hanover Insurance Group, Inc. (The)	7,000	300,790
HCC Insurance Holdings, Inc.	16,450	440,037
MetLife, Inc.	13,150	458,409
Reinsurance Group of America, Inc.	6,880	294,602

		1,765,669

Real Estate Investment Trusts 1.4%
Health Care REIT, Inc.	4,390	185,258

Software 0.9%
Solera Holdings, Inc.	5,110	123,151

		6,470,912

Total Common Stocks (cost $18,962,163)		13,534,767

Total Investments (cost $18,962,163) (b) — 99.7%		13,534,767

Other assets in excess of liabilities — 0.3%		42,490

NET ASSETS — 100.0%		$13,577,257

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

AE	Limited company

AG	Stock Corporation

CVA	Limited partnership with shares

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

SpA	Limited share company

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 9

Statement of Assets and Liabilities
December 31, 2008

NVIT Global
Financial Services
Fund

Assets:
Investments, at value (cost $18,962,163)	$13,534,767
Interest and dividends receivable	9,656
Receivable for capital shares issued	4,550
Receivable for investments sold	101,169
Unrealized appreciation on spot contracts	291
Reclaims receivable	19,501
Prepaid expenses and other assets	67

Total Assets	13,670,001

Liabilities:
Cash overdraft	30,839
Payable for investments purchased	2,921
Payable for capital shares redeemed	7,167
Accrued expenses and other payables:
Investment advisory fees	39,197
Fund administration fees	556
Distribution fees	125
Administrative services fees	1,438
Custodian fees	728
Trustee fees	138
Compliance program costs (Note 3)	281
Professional fees	763
Printing fees	5,302
Other	3,289

Total Liabilities	92,744

Net Assets	$13,577,257

Represented by:
Capital	$27,226,008
Distributions in excess of net investment income	(1,802)
Accumulated net realized losses from investment and foreign currency transactions	(8,220,852)
Net unrealized appreciation/(depreciation) from investments	(5,427,396)
Net unrealized appreciation/(depreciation) from spot contracts	291
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	1,008

Net Assets	$13,577,257

Net Assets:
Class I Shares	$2,748,348
Class II Shares	623,085
Class III Shares	10,205,824

Total	$13,577,257

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	479,591
Class II Shares	109,120
Class III Shares	1,779,642

Total	2,368,353

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$5.73
Class II Shares	$5.71
Class III Shares	$5.73

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Operations
For the Year Ended December 31, 2008

NVIT Global
Financial Services
Fund

INVESTMENT INCOME:
Interest income	$6,242
Dividend income	770,833
Foreign tax withholding	(33,917)

Total Income	743,158

EXPENSES:
Investment advisory fees	206,326
Fund administration fees	9,403
Distribution fees Class II Shares	2,518
Administrative services fees Class I Shares	6,876
Administrative services fees Class II Shares	1,193
Administrative services fees Class III Shares	6,990
Custodian fees	239
Trustee fees	488
Compliance program costs (Note 3)	296
Professional fees	3,980
Printing fees	18,982
Other	18,892

Total expenses before earnings credit	276,183

Earnings credit (Note 5)	(422)

Net Expenses	275,761

NET INVESTMENT INCOME	467,397

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(7,936,784)
Net realized losses from foreign currency transactions	(72,583)

Net realized losses from investment and foreign currency transactions	(8,009,367)

Net change in unrealized appreciation/(depreciation) from investments	(5,451,320)
Net change in unrealized appreciation/(depreciation) from spot contracts	1,377
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(257)

Net change in unrealized appreciation/(depreciation) from investments, foreign currency translations and foreign currency transactions	(5,450,200)

Net realized/unrealized losses from investments, foreign currency translations and foreign currency transactions	(13,459,567)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,992,170)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statements of Changes in Net Assets

	NVIT Global Financial Services Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$467,397	$456,278
Net realized gains (losses) from investment and foreign currency transactions	(8,009,367)	2,649,895
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(5,450,200)	(3,296,002)

Change in net assets resulting from operations	(12,992,170)	(189,829)

Distributions to Shareholders From:
Net investment income:
Class I	(93,867)	(103,121)
Class II	(16,804)	(15,749)
Class III	(298,015)	(260,860)
Net realized gains:
Class I	–	(1,100,723)
Class II	–	(212,458)
Class III	–	(2,724,972)
Tax return of capital:
Class I	(654)	(158,934)
Class II	(129)	(30,447)
Class III	(2,579)	(395,945)

Change in net assets from shareholder distributions	(412,048)	(5,003,209)

Change in net assets from capital transactions	154,731	(1,979,081)

Change in net assets	(13,249,487)	(7,172,119)

Net Assets:
Beginning of year	26,826,744	33,998,863

End of year	$13,577,257	$26,826,744

Distributions in excess of net investment income at end of year	$(1,802)	$(7,298)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,511,453	$3,468,747
Dividends reinvested	94,521	1,362,777
Cost of shares redeemed	(5,922,631)	(4,130,025)

Total Class I	(1,316,657)	701,499

Class II Shares
Proceeds from shares issued	–	1,325
Dividends reinvested	16,933	258,653
Cost of shares redeemed	(171,462)	(462,087)

Total Class II	(154,529)	(202,109)

Class III Shares
Proceeds from shares issued	6,710,294	4,582,208
Dividends reinvested	300,594	3,381,770
Cost of shares redeemed (a)	(5,384,971)	(10,442,449)

Total Class III	1,625,917	(2,478,471)

Change in net assets from capital transactions:	$154,731	$(1,979,081)

Amounts designated as ‘–‘ are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements

12 Annual Report 2008

	NVIT Global Financial Services Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
SHARE TRANSACTIONS:
Class I Shares
Issued	523,831	257,691
Reinvested	11,764	118,797
Redeemed	(725,009)	(312,950)

Total Class I Shares	(189,414)	63,538

Class II Shares
Issued	–	28
Reinvested	2,146	22,521
Redeemed	(21,185)	(35,383)

Total Class II Shares	(19,039)	(12,834)

Class III Shares
Issued	770,921	342,803
Reinvested	38,590	293,204
Redeemed	(696,528)	(787,669)

Total Class III Shares	112,983	(151,662)

Total change in shares:	(95,470)	(100,958)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the years indicated)

NVIT Global Financial Services Fund

		Operations			Distributions							Ratio / Supplemental Data

			Net Realized											Ratio of	Ratio of
			and											Net	Expenses
	Net Asset		Unrealized							Net Asset			Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net				Value,		Net Assets	Expenses to	Income to	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return of	Total	Redemption	End of	Total	at End of	Average Net	Average	to Average	Portfolio
	of Year	Income	Investments	Operations	Income	Gains	Capital	Distributions	Fees	Year	Return	Year	Assets	Net Assets	Net Assets (a)	Turnover (b)

Class I Shares
Year Ended December 31, 2008	$10.89	0.22	(5.23)	(5.01)	(0.16)	–	–	(0.16)	0.01	$5.73	(46.27%)	$2,748,348	1.39%	2.38%	1.39%	151.76%
Year Ended December 31, 2007	$13.25	0.22	(0.33)	(0.11)	(0.20)	(1.82)	(0.24)	(2.26)	0.01	$10.89	(1.05%)	$7,282,162	1.27%	1.42%	1.27%	150.87%
Year Ended December 31, 2006	$12.66	0.20	2.34	2.54	(0.26)	(1.69)	–	(1.95)	–	$13.25	20.32%	$8,024,387	1.24%	1.32%	1.24%	236.59%
Year Ended December 31, 2005	$12.82	0.19	1.18	1.37	(0.25)	(1.28)	–	(1.53)	–	$12.66	11.15%	$5,798,876	1.34%	1.24%	1.34%	217.57%
Year Ended December 31, 2004	$11.39	0.17	2.19	2.36	(0.17)	(0.77)	–	(0.94)	0.01	$12.82	20.99%	$4,010,539	1.27%	1.19%	1.27%	127.69%

Class II Shares
Year Ended December 31, 2008	$10.84	0.18	(5.17)	(4.99)	(0.15)	–	–	(0.15)	0.01	$5.71	(46.34%)	$623,085	1.63%	2.01%	1.63%	151.76%
Year Ended December 31, 2007	$13.21	0.20	(0.36)	(0.16)	(0.16)	(1.82)	(0.24)	(2.22)	0.01	$10.84	(1.41%)	$1,389,817	1.52%	1.21%	1.52%	150.87%
Year Ended December 31, 2006	$12.62	0.15	2.35	2.50	(0.22)	(1.69)	–	(1.91)	–	$13.21	20.08%	$1,862,644	1.49%	1.08%	1.49%	236.59%
Year Ended December 31, 2005	$12.80	0.14	1.18	1.32	(0.22)	(1.28)	–	(1.50)	–	$12.62	10.79%	$1,684,515	1.59%	1.08%	1.59%	217.57%
Year Ended December 31, 2004	$11.37	0.11	2.22	2.33	(0.14)	(0.77)	–	(0.91)	0.01	$12.80	20.76%	$1,879,223	1.52%	1.00%	1.52%	127.69%

Class III Shares
Year Ended December 31, 2008	$10.89	0.18	(5.18)	(5.00)	(0.17)	–	–	(0.17)	0.01	$5.73	(46.21%)	$10,205,824	1.32%	2.27%	1.32%	151.76%
Year Ended December 31, 2007	$13.26	0.24	(0.36)	(0.12)	(0.20)	(1.82)	(0.24)	(2.26)	0.01	$10.89	(1.12%)	$18,154,765	1.24%	1.48%	1.24%	150.87%
Year Ended December 31, 2006	$12.67	0.19	2.35	2.54	(0.26)	(1.69)	–	(1.95)	–	$13.26	20.34%	$24,111,832	1.20%	1.36%	1.20%	236.59%
Year Ended December 31, 2005	$12.83	0.20	1.17	1.37	(0.25)	(1.28)	–	(1.53)	–	$12.67	11.17%	$21,359,209	1.29%	1.36%	1.29%	217.57%
Year Ended December 31, 2004	$11.39	0.14	2.23	2.37	(0.17)	(0.77)	–	(0.94)	0.01	$12.83	21.13%	$19,633,548	1.24%	1.28%	1.24%	127.69%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	There were no fee reductions during the year.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Global Financial Services Fund (the “Fund”) (formerly Nationwide NVIT Global Financial Services Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 15

Notes to Financial Statements (Continued)
December 31, 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

16 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$7,616,102	$—	$5,918,665	$—	$—	$—	$13,534,767	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of December 31, 2008, the Fund did not hold any repurchase agreements.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

18 Annual Report 2008

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management, Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA a management fee based on the Fund’s average daily net assets and the performance of the Fund. This performance-based fee varies depending on the Fund’s performance relative to its benchmark. This fee is intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees is the MSCI World Financials Index.

The calculation of the total management fee is done in two separate steps. First, the Fund pays a base fee (at the end of each quarter), as adjusted for any applicable breakpoints (the “Base Fee Breakpoints”) as described in the following table:

Fee Schedule	Base Fees

Up to $500 million	0.90%

$500 million up to $2 billion	0.85%

$2 billion or more	0.80%

The base fee results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points	+/- 0.10%

These performance-based advisory fees are paid quarterly. Under this performance-based fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage shown above.

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $145,416 for the year ended December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, Class II and Class III of the Fund.

For the year ended December 31, 2008, NFS received $24,913 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $296.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs

20 Annual Report 2008

associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $13,144 from Class III.

For the year ended December 31, 2007, the Fund had contributions to capital due to redemption fees in the amount of $17,950 from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $30,989,699 and sales of $31,376,142.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

10. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

11. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total		Total
	Ordinary	Long-Term	Taxable		Distributions
Year	Income	Capital Gains	Distributions	Return of Capital	Paid

2008	$408,686	$—	$408,686	$3,362	$412,048

2007	2,690,308	1,727,575	4,417,883	585,326	5,003,209

22 Annual Report 2008

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$—	$—	$—	$(6,399,384)	$(7,249,367)	$(13,648,751)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$20,785,433	$287,738	$(7,538,404)	$(7,250,666)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$4,728,546	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $1,669,051.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October currency losses in the amount of $1,787.

2008 Annual Report 23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Global Financial Services Fund (formerly Nationwide NVIT Global Financial Services Fund) (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

24 Annual Report 2008

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 54.30% of income dividends that qualify for the dividends received deduction available to corporations.

2008 Annual Report 25

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

26 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

28 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 31

NVIT Government Bond Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-GB (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

While the Fund invests primarily in securities of the U.S. government and its agencies, the Fund’s value is not guaranteed by these entities.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Merrill Lynch (ML) Government Master Index:  An unmanaged index that gives a broad look at how U.S. government bonds have performed.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is an affiliate of Nationwide Asset Management, LLC.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Government Bond Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Government Bond Fund (Class I at NAV) returned 7.72% versus 12.79% for its benchmark, the Merrill Lynch (ML) Government Master Index. For broader comparison, the average return for the Fund’s Lipper peer category of General U.S. Government Funds (consisting of 68 funds as of December 31, 2008) was 3.86% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The greatest returns in the Fund were generated from the holding of U.S. Treasury securities. Due to the difficult economic environment, many investors moved to the safety of Treasury bills and notes. The best returns were realized by longer-maturity Treasuries.

What areas of investment detracted from Fund performance?

Any holding other than in Treasury securities detracted from Fund performance. Agency bonds underperformed as investors became concerned about these bonds’ long-term viability. The same concern was transmitted to Agency mortgage-backed securities. Worries about housing losses and the health of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market) caused investors to sell mortgage-backed securities. The yields on both Agency notes and mortgage-backed securities increased significantly.

What is your outlook for the near term?

The near-term economic outlook remains challenging, as suggested by the downtrend in the leading indicators and the continued deterioration in the housing and labor markets. A meaningful recovery in corporate profits appears unlikely to occur during the foreseeable future. Still, the financial markets already have discounted a relatively-severe recession and now appear to be much more reasonably valued than these markets were during most challenging days of the economic turmoil of the last months of the reporting period . Moreover, equities tend to be leading indicators, with the Standard & Poor’s 500® (S&P 500) Index having bottomed in advance of 12 out of the past 13 recessionary troughs.

Subadviser:
Nationwide Asset Management, LLC

Portfolio Managers:
Gary R. Hunt, CFA; David A. Magan, CFA; and Srinath Sampath, CFA, ASA

4 Annual Report 2008

Fund Performance	NVIT Government Bond Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Expense
	1 Yr.	5 Yr.	10 Yr.	Ratio*

Class I2	7.72%	4.93%	5.43%	0.72%

Class II3	7.48%	4.66%	5.08%	0.97%

Class III[3]	7.73%	4.91%	5.44%	0.73%

Class IV3	7.62%	4.91%	5.43%	0.70%

*	As of December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

[3]	These returns until the creation of Class II shares (July 8, 2002), Class III shares (May 20, 2002) and Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class II, Class III and Class IV shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Government Bond Fund versus performance of the Merrill Lynch AAA US Treasury/Agency Master Index (ML US Trsy/Agy Master AAA) (formerly Merrill Lynch Government Master Index)(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	ML US Trsy/Agy Master AAA is an unmanaged index that gives a broad look at how U.S. government bonds have performed.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	NVIT Government Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Government Bond Fund			07/01/08	12/31/08	07/01/08 - 12/31/2008[a]	07/01/08 - 12/31/2008[a]

Class I	Actual		1,000.00	1,059.70	3.78	0.73
	Hypothetical	[b]	1,000.00	1,021.47	3.72	0.73

Class II	Actual		1,000.00	1,057.60	5.12	0.99
	Hypothetical	[b]	1,000.00	1,020.16	5.04	0.99

Class III	Actual		1,000.00	1,059.60	3.83	0.74
	Hypothetical	[b]	1,000.00	1,021.42	3.77	0.74

Class IV	Actual		1,000.00	1,058.80	3.78	0.73
	Hypothetical	[b]	1,000.00	1,021.47	3.72	0.73

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	NVIT Government Bond Fund
December 31, 2008 (Unaudited)

Asset Allocation

U.S. Government Sponsored & Agency Obligations	52.1%
U.S. Government Sponsored Mortgage-Backed Obligations	22.0%
Collateralized Mortgage Obligations	16.9%
Corporate Bonds	6.4%
Repurchase Agreement	2.0%
Other assets in excess of liabilities	0.6%

100.0%

Top Holdings

Federal National Mortgage Association, 5.63%, 11/15/21	7.1%
Federal National Mortgage Association, 5.08%, 05/14/10	5.0%
Federal Home Loan Mortgage Corp., 5.63%, 03/15/11	4.9%
Fannie Mae Pool, Pool # 555505, 4.65%, 05/01/13	3.7%
JPMorgan Chase & Co., Series 2, 2.13%, 06/22/12	3.5%
United States Treasury Inflation Indexed Bonds, 2.38%, 04/15/11	2.6%
Freddie Mac REMICS, Series 3279, Class PH, 6.00%, 02/15/27	2.5%
Fannie Mae Pool, Pool # 384773, 6.08%, 02/01/12	2.5%
Private Export Funding Corp. (PEFCO), 5.00%, 12/15/16	2.4%
Lightship Tankers LLC, 6.50%, 06/14/24	2.3%
Other*	63.5%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

NVIT Government Bond Fund

Corporate Bonds 6.4%

	Principal Amount	Market Value

Banks 6.4%
JPMorgan Chase & Co., Series 2, 2.13%, 06/22/12	$50,000,000	$50,208,250
PNC Funding Corp., 2.30%, 06/22/12	10,000,000	10,099,890
Regions Bank, 3.25%, 12/09/11	30,000,000	31,210,830

Total Corporate Bonds (cost $89,936,190)		91,518,970

U.S. Government Sponsored & Agency Obligations 52.1%

Federal Agricultural Mortgage Corp., 5.50%, 07/15/11 (a)	27,700,000	29,487,093
Federal Farm Credit Bank
5.00%, 03/03/14	12,146,000	13,613,492
4.55%, 03/04/15	25,475,000	28,217,053
5.25%, 04/06/22	15,000,000	17,895,120
Federal Home Loan Bank
5.91%, 04/07/09	6,860,000	6,962,241
4.80%, 12/18/13	8,350,000	9,255,900
5.00%, 03/14/14	17,925,000	20,098,747
4.63%, 09/11/20	20,980,000	23,683,965
Federal Home Loan Mortgage Corp., 5.63%, 03/15/11	65,000,000	70,842,915
Federal National Mortgage Association
5.08%, 05/14/10	70,000,000	71,096,060
8.20%, 03/10/16	10,000,000	13,266,290
5.63%, 11/15/21	100,000,000	101,733,100
6.00%, 04/18/36	9,822,000	11,054,288
Financing Corp. FICO
10.70%, 10/06/17	5,000,000	7,861,175
10.35%, 08/03/18	10,000,000	15,965,590
9.65%, 11/02/18	8,740,000	13,551,510
Government Loan Trust 0.00%, 04/01/15	6,072,000	5,082,106
Housing & Urban Development
7.08%, 08/01/16	1,785,000	1,792,679
4.56%, 08/01/17	21,069,000	23,377,193
4.96%, 08/01/20	15,967,000	18,241,946
5.05%, 08/01/21	16,852,000	19,151,354
Lightship Tankers LLC
6.50%, 06/14/24	26,993,910	32,556,815
6.50%, 06/14/24	22,738,000	27,404,133
Private Export Funding Corp. (PEFCO), 5.00%, 12/15/16	30,000,000	34,038,210
Tennessee Valley Authority
4.75%, 08/01/13	20,000,000	21,646,340
5.50%, 07/18/17	25,000,000	29,365,825
5.88%, 04/01/36 (b)	20,000,000	25,752,000
5.98%, 04/01/36	11,588,000	15,041,224
United States Treasury Inflation Indexed Bond, 2.38%, 04/15/11 (b)	35,000,000	37,297,139

Total U.S. Government Sponsored & Agency Obligations (cost $692,738,677)		745,331,503

Collateralized Mortgage Obligations 16.9%

Fannie Mae Grantor Trust,
Series 2001-T11, Class B, 5.50%, 09/25/11	11,215,000	12,015,010
Fannie Mae REMICS
Series 2003-64, Class HQ, 5.00%, 07/25/23	6,000,000	6,032,729
Series 1993-149, Class M, 7.00%, 08/25/23	3,636,155	3,885,341
Series 2005-109, Class AG, 5.50%, 04/25/24	12,486,462	12,834,561
Series 2003-66, Class AP, 3.50%, 11/25/32	1,873,868	1,829,893
Freddie Mac REMICS
Series 2580, Class VA, 5.50%, 09/15/10	1,924,921	1,952,577
Series 2498, Class VA, 5.50%, 08/15/13	4,502,508	4,533,863
Series 2468, Class TE, 5.50%, 07/15/17	6,579,176	6,809,897
Series 2517, Class BH, 5.50%, 10/15/17	10,557,480	10,931,210
Series 2509, Class LK, 5.50%, 10/15/17	16,591,148	17,137,427
Series 2677, Class LE, 4.50%, 09/15/18	27,119,132	27,256,900
Series 2498, Class VB, 5.50%, 01/15/20	8,000,000	8,163,046
Series 2985, Class JR, 4.56%, 06/15/25	22,000,000	21,654,728
Series 3279, Class PH, 6.00%, 02/15/27	34,535,000	35,474,383
Series 2751, Class ND, 5.00%, 04/15/29	26,000,000	26,543,577
Series 2922, Class GA, 5.50%, 05/15/34	9,933,475	10,292,939
Series 3356, Class PD, 6.00%, 03/15/36	26,365,666	27,402,707

8 Annual Report 2008

Collateralized Mortgage Obligations (continued)

Vendee Mortgage Trust,
Series 1996-2, Class IZ, 6.75%, 06/15/26	$7,362,616	$8,233,688

Total Collateralized Mortgage Obligations (cost $236,813,567)		242,984,476

U.S. Government Sponsored Mortgage-Backed Obligations 22.0%

Pool # 384773, 6.08%, 02/01/12	33,104,980	34,717,816
Pool # 555505, 4.65%, 05/01/13	52,054,248	52,690,031
Pool # 383661, 6.62%, 06/01/16	10,386,659	11,449,812
Pool # 462260, 5.60%, 09/01/18	11,046,892	11,527,941
Pool # 874142, 5.56%, 12/01/21	11,400,000	11,882,568
Pool # 745684, 4.63%, 04/01/34 (c)	27,488,641	27,399,348
Pool # 790760, 4.95%, 09/01/34 (c)	11,498,036	11,614,262
Pool # 799144, 4.70%, 04/01/35	7,213,913	7,387,443
Pool # 822705, 4.75%, 04/01/35 (c)	11,364,655	11,431,296
Pool # 815217, 4.79%, 05/01/35 (c)	9,970,832	10,023,759
Pool # 783609, 4.88%, 05/01/35	15,723,132	15,739,921
Pool # 821377, 5.26%, 05/01/35 (c)	7,154,093	7,228,347
Pool # 826181, 4.85%, 07/01/35 (c)	26,007,574	26,043,975
Pool # 873932, 6.31%, 08/01/36	8,279,554	8,954,374
Pool # 745866, 5.59%, 09/01/36 (c)	24,613,930	24,423,582
Freddie Mac Non Gold Pool
Pool # 847558, 4.95%, 06/01/35 (c)	13,354,970	13,255,245
Pool # 1G2082, 5.71%, 07/01/37	28,315,319	28,853,452

Total U.S. Government Sponsored Mortgage-Backed Obligations (cost $308,480,095)		314,623,172

Repurchase Agreement 2.0%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $28,872,020, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09 — 06/24/09; total market value of $29,449,411	28,871,972	28,871,972

Total Repurchase Agreement (cost $28,871,972)		28,871,972

Total Investments (cost $1,356,840,501) (d) — 99.4%		1,423,330,093

Other assets in excess of liabilities — 0.6%		7,968,450

NET ASSETS — 100.0%		$1,431,298,543

(a)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(b)	The security or a partial position of this security is on loan at December 31, 2008. The total value of securities on loan at December 31, 2008 was $12,815,693.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2008. The maturity date represents the actual maturity date.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Government Bond Fund (Continued)

AB	Stock Company

AE	Limited Company

CA	Canada

DN	Discount Note

FICO	Fair Isaac Corporation

GB	United Kingdom

GNMA	Government National Mortgage Association

GR	Greece

KR	Korea

LLC	Limited Liability Company

NA	National Association

PA	Panama

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT Government
Bond Fund

Assets:
Investments, at value (cost $1,327,968,529)*	$1,394,458,121
Repurchase agreement, at value and cost	28,871,972

Total Investments	1,423,330,093

Interest receivable	11,570,726
Receivable for capital shares issued	176,072
Prepaid expenses and other assets	4,058

Total Assets	1,435,080,949

Liabilities:
Cash overdraft	169,640
Payable for capital shares redeemed	2,594,217
Accrued expenses and other payables:
Investment advisory fees	572,059
Fund administration fees	60,653
Distribution fees	2,770
Administrative services fees	184,537
Custodian fees	30,980
Trustee fees	13,530
Compliance program costs (Note 3)	27,611
Professional fees	80,858
Printing fees	20,222
Other	25,329

Total Liabilities	3,782,406

Net Assets	$1,431,298,543

Represented by:
Capital	$1,365,819,059
Accumulated undistributed net investment income	1,001,342
Accumulated net realized losses from investment transactions	(2,011,450)
Net unrealized appreciation/(depreciation) from investments	66,489,592

Net Assets	$1,431,298,543

Net Assets:
Class I Shares	$1,364,508,386
Class II Shares	13,057,446
Class III Shares	20,106,128
Class IV Shares	33,626,583

Total	$1,431,298,543

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	113,649,339
Class II Shares	1,090,853
Class III Shares	1,674,344
Class IV Shares	2,801,050

Total	119,215,586

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.01
Class II Shares	$11.97
Class III Shares	$12.01
Class IV Shares	$12.00

*	Includes value of securities on loan of $12,815,693.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Operations
For the Year Ended December 31, 2008

NVIT Government
Bond Fund

INVESTMENT INCOME:
Interest income	$68,776,912
Income from securities lending (Note 2)	258,196

Total Income	69,035,108

EXPENSES:
Investment advisory fees	6,605,418
Fund administration fees	651,125
Distribution fees Class II Shares	33,407
Administrative services fees Class I Shares	1,766,503
Administrative services fees Class II Shares	17,253
Administrative services fees Class III Shares	27,026
Administrative services fees Class IV Shares	51,020
Custodian fees	99,131
Trustee fees	45,142
Compliance program costs (Note 3)	30,381
Professional fees	228,627
Printing fees	130,284
Other	80,134

Total expenses before earnings credit	9,765,451
Earnings credit (Note 5)	(9,513)

Net Expenses	9,755,938

NET INVESTMENT INCOME	59,279,170

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	8,300,524
Net change in unrealized appreciation/(depreciation) from investments	35,777,477

Net realized/unrealized gains from investments	44,078,001

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$103,357,171

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statements of Changes in Net Assets

	NVIT Government Bond Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$59,279,170	$54,303,127
Net realized gains (losses) from investment	8,300,524	(1,956,772)
Net change in unrealized appreciation/(depreciation) from investments	35,777,477	32,389,849

Change in net assets resulting from operations	103,357,171	84,736,204

Distributions to Shareholders From:
Net investment income:
Class I	(56,586,787)	(51,232,995)
Class II	(529,072)	(594,198)
Class III	(904,554)	(787,435)
Class IV	(1,476,412)	(1,574,233)
Net realized gains:
Class I	—	—
Class II	—	—
Class III	—	—
Class IV	—	—

Change in net assets from shareholder distributions	(59,496,825)	(54,188,861)

Change in net assets from capital transactions	83,641,207	141,707,830

Change in net assets	127,501,553	172,255,173

Net Assets:
Beginning of year	1,303,796,990	1,131,541,817

End of year	$1,431,298,543	$1,303,796,990

Accumulated undistributed net investment income at end of year	$1,001,342	$941,341

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$402,589,670	$277,099,669
Dividends reinvested	56,586,787	51,232,898
Cost of shares redeemed	(372,077,460)	(189,470,269)

Total Class I	87,098,997	138,862,298

Class II Shares
Proceeds from shares issued	1,536,893	870,676
Dividends reinvested	529,072	594,198
Cost of shares redeemed	(3,441,789)	(2,265,886)

Total Class II	(1,375,824)	(801,012)

Class III Shares
Proceeds from shares issued	14,160,844	11,957,617
Dividends reinvested	904,554	787,434
Cost of shares redeemed (a)	(14,149,288)	(7,715,709)

Total Class III	916,110	5,029,342

Amounts designated as “—” are zero or have been rounded to zero.
(a) Includes redemption fee – see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statements of Changes in Net Assets (Continued)

	NVIT Government Bond Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$6,664,056	$3,631,859
Dividends reinvested	1,476,412	1,574,230
Cost of shares redeemed	(11,138,544)	(6,588,887)

Total Class IV	(2,998,076)	(1,382,798)

Change in net assets from capital transactions	$83,641,207	$141,707,830

SHARE TRANSACTIONS:
Class I Shares
Issued	34,383,266	24,210,354
Reinvested	4,830,389	4,501,634
Redeemed	(31,847,594)	(16,539,141)

Total Class I Shares	7,366,061	12,172,847

Class II Shares
Issued	131,695	76,122
Reinvested	45,314	52,391
Redeemed	(294,925)	(198,401)

Total Class II Shares	(117,916)	(69,888)

Class III Shares
Issued	1,207,770	1,042,640
Reinvested	77,281	69,174
Redeemed	(1,208,793)	(673,558)

Total Class III Shares	76,258	438,256

Class IV Shares
Issued	570,962	317,934
Reinvested	126,063	138,394
Redeemed	(946,415)	(575,513)

Total Class IV Shares	(249,390)	(119,185)

Total change in shares	7,075,013	12,422,030

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Financial Highlights
(Selected data for each share of capital outstanding throughout the years Indicated)

NVIT Government Bond Fund

		Operations			Distributions					Ratio / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Year	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Year	Return	Year	Net Assets	Net Assets	Net Assets		Turnover (b)
Class I Shares
Year Ended December 31, 2008	$11.63	0.50	0.38	0.88	(0.50)	–	(0.50)	–	$12.01	7.72%	$1,364,508,386	0.70%	4.24%	0	.70%(c)	55.58%
Year Ended December 31, 2007	$11.35	0.51	0.28	0.79	(0.51)	–	(0.51)	–	$11.63	7.16%	$1,235,739,182	0.72%	4.52%	0	.72%(a)	87.90%
Year Ended December 31, 2006	$11.54	0.48	(0.11)	0.37	(0.47)	(0.09)	(0.56)	–	$11.35	3.34%	$1,067,945,373	0.73%	4.16%	0	.73%(c)	93.01%
Year Ended December 31, 2005	$11.62	0.43	(0.06)	0.37	(0.43)	(0.02)	(0.45)	–	$11.54	3.26%	$1,117,512,481	0.73%	3.65%	0	.73%(c)	87.79%
Year Ended December 31, 2004	$12.13	0.47	(0.08)	0.39	(0.66)	(0.24)	(0.90)	–	$11.62	3.26%	$1,222,615,349	0.73%	3.75%	0	.73%(c)	69.37%

Class II Shares
Year Ended December 31, 2008	$11.59	0.47	0.38	0.85	(0.47)	–	(0.47)	–	$11.97	7.48%	$13,057,446	0.94%	4.00%	0	.94%(c)	55.58%
Year Ended December 31, 2007	$11.32	0.49	0.26	0.75	(0.48)	–	(0.48)	–	$11.59	6.91%	$14,013,343	0.97%	4.27%	0	.97%(a)	87.90%
Year Ended December 31, 2006	$11.51	0.45	(0.11)	0.34	(0.44)	(0.09)	(0.53)	–	$11.32	3.00%	$14,469,737	0.98%	3.91%	0	.98%(c)	93.01%
Year Ended December 31, 2005	$11.59	0.40	(0.06)	0.34	(0.40)	(0.02)	(0.42)	–	$11.51	3.01%	$15,765,561	0.98%	3.40%	0	.98%(c)	87.79%
Year Ended December 31, 2004	$12.10	0.44	(0.08)	0.36	(0.63)	(0.24)	(0.87)	–	$11.59	3.01%	$17,642,682	0.98%	3.50%	0	.98%(c)	69.37%

Class III Shares
Year Ended December 31, 2008	$11.63	0.50	0.38	0.88	(0.50)	–	(0.50)	–	$12.01	7.73%	$20,106,128	0.69%	4.25%	0	.69%(c)	55.58%
Year Ended December 31, 2007	$11.35	0.49	0.30	0.79	(0.51)	–	(0.51)	–	$11.63	7.15%	$18,582,814	0.73%	4.51%	0	.73%(a)	87.90%
Year Ended December 31, 2006	$11.54	0.47	(0.10)	0.37	(0.47)	(0.09)	(0.56)	–	$11.35	3.35%	$13,164,278	0.72%	4.21%	0	.72%(c)	93.01%
Year Ended December 31, 2005	$11.63	0.40	(0.04)	0.36	(0.43)	(0.02)	(0.45)	–	$11.54	3.18%	$10,604,399	0.73%	3.66%	0	.73%(c)	87.79%
Year Ended December 31, 2004	$12.14	0.46	(0.07)	0.39	(0.66)	(0.24)	(0.90)	–	$11.63	3.27%	$6,853,682	0.73%	3.72%	0	.73%(c)	69.37%

Class IV Shares
Year Ended December 31, 2008	$11.63	0.50	0.37	0.87	(0.50)	–	(0.50)	–	$12.00	7.62%	$33,626,583	0.71%	4.23%	0	.71%(c)	55.58%
Year Ended December 31, 2007	$11.35	0.52	0.27	0.79	(0.51)	–	(0.51)	–	$11.63	7.26%	$35,461,651	0.70%	4.53%	0	.71%(a)	87.90%
Year Ended December 31, 2006	$11.53	0.48	(0.10)	0.38	(0.47)	(0.09)	(0.56)	–	$11.35	3.34%	$35,962,429	0.73%	4.16%	0	.73%(c)	93.01%
Year Ended December 31, 2005	$11.62	0.43	(0.07)	0.36	(0.43)	(0.02)	(0.45)	–	$11.53	3.17%	$39,264,028	0.73%	3.65%	0	.73%(c)	87.79%
Year Ended December 31, 2004	$12.13	0.46	(0.07)	0.39	(0.66)	(0.24)	(0.90)	–	$11.62	3.27%	$41,019,467	0.73%	3.74%	0	.73%(c)	69.37%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the year, certain fees were waived. If such waivers had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	There were no fee reductions during the year.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Government Bond Fund (the “Fund”) (formerly “Nationwide NVIT Government Bond Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

16 Annual Report 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$—	$—	$1,423,330,0934	$—	$—	$—	$1,423,330,093	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(d)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

18 Annual Report 2008

The following shows the value of securities on loan by the Fund and the value of collateral posted as of December 31, 2008:

Value of	Value of
Loaned Securities	Collateral*

$12,815,693	$13,075,331

*	Includes $13,075,331 in the form of U.S. government agency securities, interest rates ranging from 0.00% to 8.50%, and maturity dates ranging from 10/01/09 to 11/01/38.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Nationwide Asset Management LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

Up to $250 million	0.50%

$250 million up to $1 billion	0.475%

$1 billion up to $2 billion	0.45%

$2 billion up to $5 billion	0.425%

$5 billion or more	0.40%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $1,562,587 for the year ended December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor

20 Annual Report 2008

Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, Class II and Class III and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2008, NFS received $2,081,558 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $30,381.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $54,059 from Class III.

For the year ended December 31, 2007, the Fund had contributions to capital due to redemption fees in the amount of $4,509 from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $881,970,927 and sales of $751,036,428.

For the year ended December 31, 2008, the Fund had purchases of $257,432,348 and sales of $300,085,431 of U.S. government securities.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal

22 Annual Report 2008

Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

10. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$59,496,825	$—	$59,496,825	$—	$59,496,825

2007	54,188,861	—	54,188,861	—	54,188,861

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$1,033,471	$—	$1,033,471	$—	$(2,011,450)	$66,457,463	$65,479,484

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$1,356,872,630	$69,251,020	$(2,793,557)	$66,457,463

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$88,237	2014

1,923,213	2015

24 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Government Bond Fund (formerly Nationwide NVIT Government Bond Fund) (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 25

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

26 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

28 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 31

NVIT Growth Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-GR (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the largest 1,000 U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Investing in mutual funds involves risk, including possible loss of principal.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Aberdeen Asset Management Inc.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Growth Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Growth Fund (Class I at NAV) registered -38.71% versus -38.44% for its benchmark, the Russell 1000® Growth Index. For broader comparison, the average return for the Fund’s Lipper peer category of Multi-Cap Growth Funds (consisting of 149 funds as of December 31, 2008) was -42.50% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The Fund’s performance relative to its benchmark was enhanced by an overweight and stock selection in the health-care sector (mainly in the biotechnology subsector), and stock selection in the hotels, restaurants and leisure, and media segments of the consumer discretionary sector. Positions in two biotechnology firms — Gilead Sciences, Inc. and ImClone Systems Inc. — provided the most positive relative returns for the Fund during the reporting period. Shares of Gilead Sciences rose as the company experienced stronger-than-expected earnings growth propelled by its HIV treatment franchise. ImClone Systems’ stock price moved higher as the company benefited from its sale to Eli Lilly & Co., a large pharmaceutical firm, for $6.5 billion.

What areas of investment detracted from Fund performance?

Fund performance was hindered by an underweight versus the benchmark index in the consumer staples sector, an overweight in the financials sector, and security selection in the industrials sector. The Fund’s holding in Transocean Inc., a provider of offshore contract drilling services for oil and gas wells, had a negative impact on Fund performance; contract rig activity was expected to drop with the recent declines in oil and gas prices. We have maintained the Fund’s position in the stock. Research in Motion Ltd. in the information technology sector also was a detractor from Fund performance. Shares of the manufacturer of BlackBerry mobile communications devices fell as new products that the company rolled out in the second half of 2008 did not provide the profit margins that we had anticipated.

What is your outlook for the near term?

Our near-term outlook suggests a continued negative economic environment. Larger businesses are contracting. Smaller businesses — the typical drivers of employment growth — are stagnant, and unable to get the financing commitments at reasonable terms they need. Consumers, whose spending comprises two-thirds of the U.S. economy, have started to save again. The savings rate rose from -1.0% to nearly 3.0% in the last three months of the reporting period. The U.S. economy should begin to show improvement as the cumulative effect of the recent massive policy initiatives — such as the Troubled Asset Relief Program (TARP) passed by Congress in 2008 — takes hold, but we believe that negative trends in gross domestic product (GDP) growth may continue for several quarters. All data point toward rising job losses and declining income, and there is little reason to expect a quick recovery.

Looking at the world from a stock-market perspective, we find that we have much greater room for optimism, because the stock market typically discounts ahead of turns in the broader economy. The recent market shocks and financial crises have created attractive investment opportunities. If the credit markets can return to some level of normalcy and the economy begins to stabilize, the decline in stock prices will present a buying opportunity. We believe that the U.S. markets could lead this trend, because fewer barriers exist to rapid restructuring as compared to those in other countries. Stock valuations are exceedingly low, given the near-deflationary and near-zero interest-rate environment. Earnings expectations have begun to drop, a process that we believe will continue, and these more realistic valuation expectations lead us to be more positive on the market outlook as a whole. We believe that our focus on finding good-quality businesses at attractive valuations will position the Fund appropriately to benefit from the opportunities presented by a potential economic recovery.

Subadviser:
Aberdeen Asset Management Inc.

Portfolio Managers:
Christopher Baggini, CFA, and Douglas Burtnick, CFA

4 Annual Report 2008

Fund Performance	NVIT Growth Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Expense
	1 Yr.	5 Yr.	10 Yr.	Ratio*

Class I2	-38.71%	-2.17%	-7.34%	0.86%

Class IV3	-38.78%	-2.19%	-7.34%	0.84%

*	As of December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

[3]	These returns until the creation of Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class IV shares would have produced because Class IV shares invest in the same portfolio of securities.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Growth Fund versus performance of the Russell 1000 Growth Index (Russell 1000 Growth)(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Russell 1000 Growth measures the performance of those companies in the Russell 1000 Index (the largest 1000 U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	NVIT Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Growth Fund			07/01/08	12/31/08	07/01/08 - 12/31/2008[a]	07/01/08 - 12/31/2008[a]

Class I	Actual		1,000.00	693.70	3.87	0.91
	Hypothetical	[b]	1,000.00	1,020.56	4.63	0.91

Class IV	Actual		1,000.00	694.10	3.79	0.89
	Hypothetical	[b]	1,000.00	1,020.66	4.53	0.89

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	NVIT Growth Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	99.1%
Other assets in excess of liabilities	0.9%

100.0%

Top Industries

Software	8.4%
Biotechnology	7.3%
Computers & Peripherals	5.7%
Communications Equipment	5.0%
Oil, Gas & Consumable Fuels	4.7%
Pharmaceuticals	4.6%
Semiconductors & Semiconductor Equipment	4.6%
Food & Staples Retailing	4.6%
Hotels, Restaurants & Leisure	4.5%
Health Care Providers & Services	3.9%
Other	46.7%

100.0%

Top Holdings

Microsoft Corp., 0.13%	3.1%
Wal-Mart Stores, Inc., 0.24%	2.8%
Gilead Sciences, Inc., 1.00%	2.3%
Google, Inc., Class A, 0.00%	2.3%
Intel Corp., 0.14%	2.2%
Oracle Corp., 1.00%	2.1%
Abbott Laboratories, 0.36%	2.1%
McDonald’s Corp., 0.50%	2.1%
Cisco Systems, Inc., 1.00%	2.0%
Hewlett-Packard Co., 0.08%	2.0%
Other*	77.0%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

NVIT Growth Fund

Common Stocks 99.1%

	Shares	Market Value

Aerospace & Defense 3.8%
Boeing Co.	8,400	$358,428
Honeywell International, Inc.	37,100	1,217,993
Raytheon Co.	31,050	1,584,792
United Technologies Corp.	15,770	845,272

		4,006,485

Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	24,900	1,373,484

Beverages 2.6%
Coca-Cola Co. (The)	6,010	272,073
Molson Coors Brewing Co., Class B	8,000	391,360
PepsiCo, Inc.	37,770	2,068,663

		2,732,096

Biotechnology 7.3%
Amgen, Inc.*	8,950	516,862
Biogen Idec, Inc.*	24,690	1,175,985
Cephalon, Inc.*	18,780	1,446,811
Genentech, Inc.*	19,600	1,625,036
Gilead Sciences, Inc.*	47,690	2,438,867
United Therapeutics Corp.*	7,300	456,615

		7,660,176

Capital Markets 2.0%
Charles Schwab Corp. (The)	67,800	1,096,326
Investment Technology Group, Inc.*	8,900	202,208
Northern Trust Corp.	4,150	216,381
State Street Corp.	13,990	550,227

		2,065,142

Chemicals 2.1%
Air Products & Chemicals, Inc.	8,700	437,349
Monsanto Co.	15,826	1,113,359
$Praxair, Inc.	10,750	638,120

		2,188,828

Communications Equipment 5.0%
Cisco Systems, Inc.*	129,730	2,114,599
Corning, Inc.	20,750	197,748
Juniper Networks, Inc.*	61,200	1,071,612
QUALCOMM, Inc.	51,970	1,862,085

		5,246,044

Computers & Peripherals 5.7%
Apple, Inc.*	18,550	1,583,242
Dell, Inc.*	19,800	202,752
EMC Corp.*	118,500	1,240,695
Hewlett-Packard Co.	57,640	2,091,756
International Business Machines Corp.	10,300	866,848

		5,985,293

Construction & Engineering 0.7%
Quanta Services, Inc.*	35,100	694,980

Diversified Financial Services 0.8%
JPMorgan Chase & Co.	22,550	711,002
NYSE Euronext	6,400	175,232

		886,234

Diversified Telecommunication Services 0.1%
Windstream Corp.	17,400	160,080

Electric Utility 0.2%
DPL, Inc.	11,800	269,512

Electrical Equipment 1.7%
Ametek, Inc.	23,175	700,117
Emerson Electric Co.	29,600	1,083,656

		1,783,773

Energy Equipment & Services 2.8%
Cameron International Corp.*	21,500	440,750
Halliburton Co.	11,340	206,161
Schlumberger Ltd.	33,100	1,401,123
Transocean Ltd.*	18,385	868,691

		2,916,725

Food & Staples Retailing 4.6%
CVS Caremark Corp.	51,379	1,476,632
Kroger Co. (The)	5,300	139,973
SYSCO Corp.	12,800	293,632
Wal-Mart Stores, Inc.	51,460	2,884,848

		4,795,085

Food Products 0.5%
Kraft Foods, Inc., Class A	19,050	511,493

Health Care Equipment & Supplies 3.6%
Baxter International, Inc.	35,860	1,921,737
Beckman Coulter, Inc.	3,700	162,578
Hospira, Inc.*	19,700	528,354
St. Jude Medical, Inc.*	36,450	1,201,392

		3,814,061

Health Care Providers & Services 3.9%
Aetna, Inc.	34,900	994,650
Medco Health Solutions, Inc.*	21,500	901,065
Quest Diagnostics, Inc.	12,100	628,111
UnitedHealth Group, Inc.	60,000	1,596,000

		4,119,826

Hotels, Restaurants & Leisure 4.5%
Carnival Corp.	8,700	211,584
Darden Restaurants, Inc.	42,950	1,210,331
Marriott International, Inc., Class A	12,650	246,043
McDonald’s Corp.	34,750	2,161,102

8 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Hotels, Restaurants & Leisure (continued)

WMS Industries, Inc.*	31,600	$850,040

		4,679,100

Household Products 2.0%
Clorox Co.	3,300	183,348
Colgate-Palmolive Co.	22,900	1,569,566
Procter & Gamble Co.	5,270	325,791

		2,078,705

Information Technology Services 2.6%
Alliance Data Systems Corp.*	13,520	629,086
Cognizant Technology Solutions Corp., Class A*	28,920	522,295
MasterCard, Inc., Class A	2,820	403,063
Visa, Inc., Class A	21,710	1,138,689

		2,693,133

Insurance 1.3%
Aflac, Inc.	12,700	582,168
MetLife, Inc.	21,600	752,976

		1,335,144

Internet & Catalog Retail 0.2%
Amazon.com, Inc.*	3,500	179,480

Internet Software & Services 2.3%
Google, Inc., Class A*	7,710	2,371,981

Leisure Equipment & Products 0.8%
Hasbro, Inc.	28,200	822,594

Life Sciences Tools & Services 1.5%
Illumina, Inc.*	10,300	268,315
Thermo Fisher Scientific, Inc.*	37,050	1,262,293

		1,530,608

Machinery 1.8%
Caterpillar, Inc.	7,810	348,873
Deere & Co.	19,600	751,072
Harsco Corp.	18,220	504,329
PACCAR, Inc.	10,000	286,000

		1,890,274

Media 1.9%
Comcast Corp., Class A	97,100	1,639,048
Time Warner, Inc.	15,550	156,433
Walt Disney Co. (The)	7,840	177,890

		1,973,371

Multiline Retail 1.3%
Kohl’s Corp.*	24,800	897,760
Target Corp.	14,450	498,959

		1,396,719

Natural Gas Utility 0.2%
Questar Corp.	6,000	196,140

Oil, Gas & Consumable Fuels 4.7%
Cabot Oil & Gas Corp.	25,800	670,800
EOG Resources, Inc.	20,460	1,362,227
Exxon Mobil Corp.	12,100	965,943
Hess Corp.	21,200	1,137,168
Occidental Petroleum Corp.	10,400	623,896
Williams Cos., Inc.	11,770	170,429

		4,930,463

Pharmaceuticals 4.6%
Abbott Laboratories	40,700	2,172,159
Allergan, Inc.	20,050	808,416
Bristol-Myers Squibb Co.	66,100	1,536,825
Johnson & Johnson	2,100	125,643
Schering-Plough Corp.	9,750	166,042

		4,809,085

Real Estate Investment Trusts 0.2%
Plum Creek Timber Co., Inc.	7,750	269,235

Road & Rail 1.1%
Burlington Northern Santa Fe Corp.	3,300	249,843
Canadian National Railway Co.	14,800	544,048
Ryder System, Inc.	4,300	166,754
Union Pacific Corp.	5,100	243,780

		1,204,425

Semiconductors & Semiconductor Equipment 4.6%
Altera Corp.	41,000	685,110
Intel Corp.	160,080	2,346,773
Marvell Technology Group Ltd.*	121,050	807,403
NVIDIA Corp.*	78,250	631,478
Texas Instruments, Inc.	21,200	329,024

		4,799,788

Software 8.4%
Activision Blizzard, Inc.*	35,450	306,288
Adobe Systems, Inc.*	33,400	711,086
Citrix Systems, Inc.*	31,550	743,634
McAfee, Inc.*	33,400	1,154,638
Microsoft Corp.	166,660	3,239,870
Oracle Corp.*	127,200	2,255,256
Symantec Corp.*	33,750	456,300

		8,867,072

Specialty Retail 1.8%
GameStop Corp., Class A*	35,200	762,432
Lowe’s Cos., Inc.	36,000	774,720
Urban Outfitters, Inc.*	21,300	319,074

		1,856,226

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Textiles, Apparel & Luxury Goods 2.1%
Coach, Inc.*	51,300	$1,065,501
Nike, Inc., Class B	22,100	1,127,100

		2,192,601

Tobacco 2.0%
Altria Group, Inc.	17,100	257,526
Philip Morris International, Inc.	42,200	1,836,122

		2,093,648

Trading Companies & Distributors 0.5%
W.W. Grainger, Inc.	6,100	480,924

Total Common Stocks (cost $128,218,633)		103,860,033

Repurchase Agreement 0.0%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $47,282, collateralized by Treasury Bills and U.S. Government Discount Notes maturing 01/30/09 - 06/24/09; total market value of $48,228	$47,282	47,282

Total Repurchase Agreement (cost $47,282)		47,282

Total Investments (cost $128,265,915) (a) — 99.1%		103,907,315

Other assets in excess of liabilities — 0.9%		978,333

NET ASSETS — 100.0%		$104,885,648

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT Growth Fund

Assets:
Investments, at value (cost $128,218,633)	$103,860,033
Repurchase agreement, at value and cost	47,282

Total Investments	103,907,315

Interest and dividends receivable	160,866
Receivable for capital shares issued	107,424
Receivable for investments sold	2,007,994
Prepaid expenses and other assets	59,753

Total Assets	106,243,352

Liabilities:
Cash overdraft	10,367
Payable for investments purchased	1,245,217
Payable for capital shares redeemed	7,576
Accrued expenses and other payables:
Investment advisory fees	51,638
Fund administration fees	4,307
Administrative services fees	13,893
Custodian fees	1,872
Trustee fees	1,021
Compliance program costs (Note 3)	2,083
Professional fees	5,864
Printing fees	11,484
Other	2,382

Total Liabilities	1,357,704

Net Assets	$104,885,648

Represented by:
Capital	$419,234,971
Accumulated undistributed net investment income	95,953
Accumulated net realized losses from investment transactions	(290,086,676)
Net unrealized appreciation/(depreciation) from investments	(24,358,600)

Net Assets	$104,885,648

Net Assets:
Class I Shares	$85,735,294
Class IV Shares	19,150,354

Total	$104,885,648

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	9,676,121
Class IV Shares	2,161,658

Total	11,837,779

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.86
Class IV Shares	$8.86 (a)

(a) NAV shown differs from traded NAV at December 31, 2008 due to financial statement adjustments.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Operations
For the Year Ended December 31, 2008

NVIT Growth Fund

INVESTMENT INCOME:
Interest income	$21,388
Dividend income	1,763,240
Income from securities lending (Note 2)	32,970
Foreign tax withholding	(419)

Total Income	1,817,179

EXPENSES:
Investment advisory fees	928,289
Fund administration fees	71,738
Administrative services fees Class I Shares	159,225
Administrative services fees Class IV Shares	39,139
Custodian fees	6,961
Trustee fees	4,355
Compliance program costs (Note 3)	2,371
Professional fees	23,003
Printing fees	60,651
Other	15,354

Total expenses before earnings credit	1,311,086

Earnings credit (Note 4)	(1,480)

Net Expenses	1,309,606

NET INVESTMENT INCOME	507,573

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(30,426,905)
Net change in unrealized appreciation/(depreciation) from investments	(42,394,786)

Net realized/unrealized losses from investments	(72,821,691)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(72,314,118)

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statements of Changes in Net Assets

	NVIT Growth Fund

	Year Ended	Year Ended
	December 31,2008	December 31, 2007
Operations:
Net investment income	$507,573	$357,188
Net realized gains (losses) from investment	(30,426,905)	32,528,293
Net change in unrealized appreciation/(depreciation) from investments	(42,394,786)	3,877,897

Change in net assets resulting from operations	(72,314,118)	36,763,378

Distributions to Shareholders From:
Net investment income:
Class I	(348,350)	(296,662)
Class IV	(70,682)	(64,401)
Net realized gains:
Class I	—	—
Class IV	—	—

Change in net assets from shareholder distributions	(419,032)	(361,063)

Change in net assets from capital transactions	(29,454,604)	(34,878,058)

Change in net assets	(102,187,754)	1,524,257

Net Assets:
Beginning of year	207,073,402	205,549,145

End of year	$104,885,648	$207,073,402

Accumulated undistributed net investment income at end of year	$95,953	$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,484,025	$11,924,879
Dividends reinvested	348,350	296,650
Cost of shares redeemed	(29,166,505)	(42,043,443)

Total Class I	(26,334,130)	(29,821,914)

Class IV Shares
Proceeds from shares issued	1,265,138	1,331,716
Dividends reinvested	70,682	64,398
Cost of shares redeemed	(4,456,294)	(6,452,258)

Total Class IV	(3,120,474)	(5,056,144)

Change in net assets from capital transactions	$(29,454,604)	$(34,878,058)

SHARE TRANSACTIONS:
Class I Shares
Issued	209,117	863,596
Reinvested	32,202	21,045
Redeemed	(2,423,878)	(3,151,985)

Total Class I Shares	(2,182,559)	(2,267,344)

Class IV Shares
Issued	112,760	98,831
Reinvested	6,641	4,545
Redeemed	(379,160)	(476,196)

Total Class IV Shares	(259,759)	(372,820)

Total change in shares	(2,442,318)	(2,640,164)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the years indicated)

NVIT Growth Fund

		Operations			Distributions						Ratio / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains		Net	Net		Net Asset			Net Assets	Expenses	Income	Reimbursements)
	Beginning of	Investment	(Losses) from	Total from	Investment	Realized	Total	Value, End	Total		at End of	to Average	to Average	to Average		Portfolio
	Year	Income	Investments	Operations	Income	Gains	Distributions	of Year	Return		Year	Net Assets	Net Assets	Net Assets		Turnover (b)
Class I Shares
Year Ended December 31, 2008	$14.50	0.04	(5.65)	(5.61)	(0.03)	—	(0.03)	$8.86	(38	.71)%	$85,735,294	0.85%	0.33%	0.85%	(c)	209.42%
Year Ended December 31, 2007	$12.15	0.02	2.35	2.37	(0.02)	—	(0.02)	$14.50	19.54%		$171,965,942	0.86%	0.17%	0.86%	(a)	244.42%
Year Ended December 31, 2006	$11.45	0.01	0.70	0.71	(0.01)	—	(0.01)	$12.15	6.17%		$171,610,375	0.87%	0.04%	0.87%	(c)	294.57%
Year Ended December 31, 2005	$10.76	0.01	0.69	0.70	(0.01)	—	(0.01)	$11.45	6.50%		$199,445,881	0.87%	0.05%	0.87%	(c)	275.31%
Year Ended December 31, 2004	$9.98	0.02	0.79	0.81	(0.03)	—	(0.03)	$10.76	8.16%		$224,300,888	0.85%	0.26%	0.85%	(c)	282.41%

Class IV Shares
Year Ended December 31, 2008	$14.50	0.04	(5.65)	(5.61)	(0.03)	—	(0.03)	$8.86	(38	.72)%	$19,150,354	0.86%	0.31%	0.86%	(c)	209.42%
Year Ended December 31, 2007	$12.15	0.03	2.35	2.38	(0.03)	—	(0.03)	$14.50	19.56%		$35,107,460	0.84%	0.18%	0.85%	(a)	244.42%
Year Ended December 31, 2006	$11.45	0.01	0.70	0.71	(0.01)	—	(0.01)	$12.15	6.17%		$33,938,770	0.87%	0.05%	0.87%	(c)	294.57%
Year Ended December 31, 2005	$10.76	0.01	0.69	0.70	(0.01)	—	(0.01)	$11.45	6.50%		$36,208,702	0.87%	0.05%	0.87%	(c)	275.31%
Year Ended December 31, 2004	$9.98	0.02	0.79	0.81	(0.03)	—	(0.03)	$10.76	8.16%		$38,066,848	0.85%	0.27%	0.85%	(c)	282.41%
Amounts designated as “–” are zero or have been rounded to zero

(a)	During the year, certain fees were waived. If such waivers had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	There were no fee reductions during the year.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Growth Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the

2008 Annual Report 15

Notes to Financial Statements (Continued)
December 31, 2008

following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$103,860,033	$—	$47,282	$—	$—	$—	$103,907,315	$—

16 Annual Report 2008

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(d)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Fund did not have securities on loan.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management, Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

18 Annual Report 2008

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

Up to $250 million	0.60%

$250 million up to $1 billion	0.575%

$1 billion up to $2 billion	0.55%

$2 billion up to $5 billion	0.525%

$5 billion or more	0.50%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $573,340 for the year ended December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2008, NFS received $245,269 in Administrative Services fees from the Fund.

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $2,371.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $324,618,151 and sales of $353,690,260.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the

20 Annual Report 2008

Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

8. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

9. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$419,032	$—	$419,032	$—	$419,032

2007	361,063	—	361,063	—	361,063

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$95,953	$—	$95,953	$—	$(283,878,242)	$(30,567,034)	$(314,349,323)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$134,474,349	$2,088,043	$(32,655,077)	$(30,567,034)

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$178,862,792	2009

74,992,666	2010

19,913,124	2016

As of December 31, 2008, for Federal income tax purposes, the Fund has capital loss carryforwards, subject to any applicable limitations on availability, to offset future capital gains, if any, as the successor of a merged fund.

Acquired Fund	Amount	Expires

Market Street All Pro Large Cap Growth	$1,358,411	2009

Market Street All Pro Large Cap Growth	1,072,334	2010

Market Street All Pro Large Cap Growth	1,644,488	2011

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $6,034,427.

22 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 23

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 100.00% of income dividends that qualify for the dividends received deduction available to corporations.

24 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 25

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

26 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

28 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30 Annual Report 2008

NVIT Health Sciences Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

10	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-HS (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than that of other mutual funds.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Standard & Poor’s (S&P) North American Health Care Sector IndexTM (formerly Goldman Sachs Healthcare Index): An unmanaged, market capitalization-weighted index that is generally representative of the stocks in the health-care sector.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Aberdeen Asset Management Inc.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Health Sciences Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Health Sciences Fund (Class I at NAV) registered -25.21% versus -23.59% for its benchmark, the Standard & Poor’s (S&P) North American Health Care Sector IndexTM (formerly Goldman Sachs Healthcare Index). For broader comparison, the average return for the Fund’s Lipper peer category of Health/Biotechnology Funds (consisting of 35 funds as of December 31, 2008) was -25.05% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

An underweight allocation to the health-care providers and services industry and an overweight in biotechnology stocks provided the most positive relative returns for the Fund during the reporting period. The Fund’s position in Gilead Sciences, Inc., one of the largest biopharmaceutical companies in the world, enhanced Fund performance. The company has benefited from its rapidly expanding product portfolio along with its growing pipeline of investigational drugs – drugs that are currently under study, but do not have permission from the U.S. Food and Drug Administration (FDA) to be legally marketed and sold in the United States – and operations on three continents. Also contributing positively to the Fund’s performance relative to the benchmark index was an underweight allocation to Medtronic, Inc., a company that develops, manufactures, and markets medical devices. Shares of Medtronic fell amid investors’ fears of the possible negative impact of pending settlements for numerous lawsuits, including several for patent infringement and product liability.

What areas of investment detracted from Fund performance?

The most notable detractors from Fund performance during the reporting period included poor stock selection in the health-care equipment and services, and life sciences tools and services subsectors. Fund holdings in two health-care services providers – CIGNA Corp. and Aetna Inc. – hampered Fund results. The stock prices of these two insurers declined as credit markets deteriorated, creating the risk of material losses in the companies’ investment portfolios. The weakening economy also raised concerns that the companies would see a decrease in membership. The drag on Fund performance from the health-care equipment and services and life science tools and services subsectors stemmed from Fund holdings in several companies that sell capital equipment, such as analytical devices, for life science research. The crisis in the credit markets froze the ability of these companies’ customers to arrange financing for new purchases. We have selectively reduced the Fund’s positions in these health care related stocks and believe that the attractive valuations of the Fund’s current holdings reflect the expected future risks to the economy.

What is your outlook for the near term?

Our near-term outlook suggests a continued negative economic environment. Larger businesses are contracting. Smaller businesses – the typical drivers of employment growth – are stagnant, and unable to get the financing commitments at reasonable terms they need. Consumers, whose spending comprises two-thirds of the U.S. economy, have started to save again. The savings rate rose from -1.0% to nearly 3.0% in the last three months of the reporting period. The U.S. economy should begin to show improvement as the cumulative effect of the recent massive policy initiatives – such as the Troubled Asset Relief Program (TARP) passed by Congress in 2008 – takes hold, but we believe that negative trends in gross domestic product (GDP) growth may continue for several quarters. All data point toward rising job losses and declining income, and there is little reason to expect a quick recovery.

Looking at the world from a stock-market perspective, we find that we have much greater room for optimism, because the stock market typically discounts ahead of turns in the broader economy. The recent market shocks and financial crises have created attractive investment opportunities. If the credit markets can return to some level of normalcy and the economy begins to stabilize, the decline in stock prices will present a buying opportunity. We believe that the U.S. markets could lead this trend, because fewer barriers exist to rapid restructuring as compared to those in other countries. Stock valuations are exceedingly low, given the near-deflationary and near-zero interest-rate environment. Earnings expectations have begun to drop, a process that we believe will continue, and

4 Annual Report 2008

these more realistic valuation expectations lead us to be more positive on the market outlook as a whole. We believe that our focus on finding good-quality businesses at attractive valuations will position the Fund appropriately to benefit from the opportunities presented by a potential economic recovery.

Subadviser:
Aberdeen Asset Management Inc.

Portfolio Managers:
Douglas Burtnick, CFA, and Jean Rhee

2008 Annual Report 5

Fund Performance	NVIT Health Sciences Fund

Average Annual Total Return1
For Periods Ended December 31, 2008

				Expense
	1 Yr.	5 Yr.	Inception[2]	Ratio*

Class I3	-25.21%	0.33%	1.65%	1.20%

Class II3	-25.40%	0.08%	1.41%	1.46%

Class III[3]	-25.23%	0.33%	1.68%	1.20%

Class VI4	-25.44%	0.14%	1.54%	1.44%

*	As of December 31, 2007. Performance fees apply to the Fund, which may increase or decrease expenses. Expenses also include indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on December 29, 2000.

[3]	These returns, until the creation of the Class II shares (March 28, 2003), are based on the performance of the Class I shares of the Fund until December 28, 2001 and on the performance of Class III shares of the Fund for the remainder of the period. These returns for Class I shares from December 29, 2001 until May 5, 2002 are based on the performance of Class III shares because no Class I shares were outstanding during that period. These returns until the creation of Class III shares (December 29, 2001) are based on the performance of Class I shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what each class would have produced because all classes of shares invest in the same portfolio of securities. For Class II shares, these returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. If these fees were reflected, returns would be less than those shown.

[4]	These returns, through April 28, 2004, were achieved prior to the creation of Class VI shares and include the performance of the Fund’s Class I shares, from December 29, 2000 to December 28, 2001 and the performance of Class III shares for the remainder of that period. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities. Class VI shares’ annual returns have been restated to reflect the additional fees applicable to Class VI shares and are therefore lower than Class I shares. Additionally, Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class III shares of the NVIT Health Sciences Fund versus the performance of the S&P North American Health Care Sector Index (S&P AHCS Index)(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged

6 Annual Report 2008

indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The S&P AHCS Index provide investors with a suite of equity benchmarks that represent U.S. traded securities across seven broadly defined economic sectors: Consumer, Cyclical, Financial Services, Health Care, Natural Resources, Technology, and Utilities.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 7

Shareholder	NVIT Health Sciences Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Health Sciences Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/2008[a]

Class I	Actual		1,000.00	863.70	5.67	1.21
	Hypothetical	[b]	1,000.00	1,019.05	6.16	1.21

Class II	Actual		1,000.00	862.30	7.07	1.51
	Hypothetical	[b]	1,000.00	1,017.55	7.69	1.51

Class III	Actual		1,000.00	864.10	5.72	1.22
	Hypothetical	[b]	1,000.00	1,019.00	6.21	1.22

Class VI	Actual		1,000.00	862.30	6.83	1.46
	Hypothetical	[b]	1,000.00	1,017.80	7.43	1.46

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

8 Annual Report 2008

Portfolio Summary	NVIT Health Sciences Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	100.2%
Repurchase Agreement	0.9%
Liabilities in excess of other assets	(1.1)%

100.0%

Top Industries

Pharmaceuticals	41.2%
Biotechnology	23.2%
Health Care Equipment & Supplies	15.9%
Health Care Providers & Services	13.7%
Life Sciences Tools & Services	4.7%
Food & Staples Retailing	1.2%
Health Care Technology	0.3%
Other	(0.2)%

100.0%

Top Holdings

Gilead Sciences, Inc.	7.2%
Johnson & Johnson	7.2%
Bristol-Myers Squibb Co.	6.4%
Abbott Laboratories	4.5%
Baxter International, Inc.	4.4%
Pfizer, Inc.	4.3%
UnitedHealth Group, Inc.	4.0%
Genentech, Inc.	3.8%
Merck & Co., Inc.	3.6%
Cephalon, Inc.	3.6%
Other*	51.0%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

2008 Annual Report 9

Statement of Investments
December 31, 2008

NVIT Health Sciences Fund

Common Stocks 100.2%

	Shares	Market Value

Biotechnology 23.2%
Amgen, Inc.*	22,730	$1,312,657
Array BioPharma, Inc.	52,190	211,370
Biogen Idec, Inc.*	32,200	1,533,686
Cephalon, Inc.*	22,000	1,694,880
Genentech, Inc.*	22,100	1,832,311
Gilead Sciences, Inc.*	67,366	3,445,097
Myriad Genetics, Inc.	6,200	410,812
United Therapeutics Corp.*	9,900	619,245

		11,060,058

Food & Staples Retailing 1.2%
CVS Caremark Corp.	20,378	585,664

Health Care Equipment & Supplies 15.9%
Baxter International, Inc.	39,260	2,103,943
Becton, Dickinson & Co.	4,610	315,278
Boston Scientific Corp.	101,030	781,972
Cooper Cos., Inc. (The)	18,200	298,480
Covidien Ltd.	11,800	427,632
DENTSPLY International, Inc.	10,900	307,816
Hologic, Inc.	18,800	245,716
Hospira, Inc.*	33,500	898,470
IDEXX Laboratories, Inc.	7,620	274,930
IRIS International, Inc.	13,384	186,573
Masimo Corp.	15,620	465,945
Medtronic, Inc.	15,890	499,264
St. Jude Medical, Inc.*	17,870	588,995
Wright Medical Group, Inc.	9,650	197,149

		7,592,163

Health Care Providers & Services 13.7%
Aetna, Inc.	47,600	1,356,600
Cardinal Health, Inc.	10,946	377,309
Express Scripts, Inc.	7,900	434,342
Humana, Inc.	14,930	556,590
Medco Health Solutions, Inc.*	11,010	461,429
Quest Diagnostics, Inc.	17,390	902,715
UnitedHealth Group, Inc.	72,740	1,934,884
WellPoint, Inc.	12,100	509,773

		6,533,642

Health Care Technology 0.3%
Eclipsys Corp.	10,490	148,853

Life Sciences Tools & Services 4.7%
Covance, Inc.	4,629	213,073
Illumina, Inc.*	13,500	351,675
PerkinElmer, Inc.	19,340	269,019
Thermo Fisher Scientific, Inc.*	27,110	923,638
Waters Corp.	13,790	505,404

		2,262,809

Pharmaceuticals 41.2%
Abbott Laboratories	40,130	2,141,738
Allergan, Inc.	20,320	819,302
Bristol-Myers Squibb Co.	131,850	3,065,513
Eli Lilly & Co.	5,180	208,599
Johnson & Johnson	57,258	3,425,746
Merck & Co., Inc.	56,356	1,713,223
Novartis AG (b)	9,500	475,975
Perrigo Co.	24,740	799,349
Pfizer, Inc.	116,842	2,069,272
Schering-Plough Corp.	61,378	1,045,267
Teva Pharmaceutical Industries Ltd. ADR – IL	39,430	1,678,535
ViroPharma, Inc.	91,310	1,188,856
Wyeth	27,645	1,036,964

		19,668,339

Total Common Stocks (cost $56,504,500)		47,851,528

Repurchase Agreement 0.9%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $425,721, collateralized by Treasury Bills and U.S. Government Discount Notes maturing 01/30/09 - 06/24/09; total market value of $434,234	$425,720	425,720

Total Repurchase Agreement (cost $425,720)		425,720

Total Investments (cost $56,930,220) (a) — 101.1%		48,277,248

Liabilities in excess of other assets — (1.1)%		(544,138)

NET ASSETS — 100.0%		$47,733,110

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

(b)	Fair valued security.

ADR	American Depositary Receipt

AG	Stock Corporation

IL	Israel

Ltd.	Limited

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT Health
Sciences Fund

Assets:
Investments, at value (cost $56,504,500)	$47,851,528
Repurchase agreement, at value and cost	425,720

Total Investments	48,277,248

Interest and dividends receivable	79,879
Receivable for capital shares issued	47,832
Prepaid expenses and other assets	187

Total Assets	48,405,146

Liabilities:
Cash overdraft	5,851
Foreign currencies overdraft at value (cost $471,828)	484,634
Payable for capital shares redeemed	48,676
Accrued expenses and other payables:
Investment advisory fees	105,204
Fund administration fees	1,931
Distribution fees	3,328
Administrative services fees	6,297
Custodian fees	2,981
Trustee fees	470
Compliance program costs (Note 3)	959
Professional fees	2,686
Printing fees	6,955
Other	2,064

Total Liabilities	672,036

Net Assets	$47,733,110

Represented by:
Capital	$63,853,595
Accumulated undistributed net investment income	34,488
Accumulated net realized losses from investment and foreign currency transactions	(7,489,196)
Net unrealized appreciation/(depreciation) from investments	(8,652,972)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(12,805)

Net Assets	$47,733,110

Net Assets:
Class I Shares	$4,218,146
Class II Shares	1,340,861
Class III Shares	26,958,621
Class VI Shares	15,215,482

Total	$47,733,110

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	521,970
Class II Shares	168,086
Class III Shares	3,329,310
Class VI Shares	1,892,671

Total	5,912,037

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.08
Class II Shares	$7.98
Class III Shares	$8.10
Class VI Shares	$8.04

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Operations
For the Year Ended December 31, 2008

NVIT Health
Sciences Fund

INVESTMENT INCOME:
Interest income	$28,693
Dividend income	794,036
Income from securities lending (Note 2)	5,545
Foreign tax withholding	978

Total Income	829,252

EXPENSES:
Investment advisory fees	497,792
Fund administration fees	24,594
Distribution fees Class II Shares	4,287
Distribution fees Class VI Shares	40,229
Administrative services fees Class I Shares	6,642
Administrative services fees Class II Shares	2,081
Administrative services fees Class III Shares	40,985
Administrative services fees Class VI Shares	24,169
Custodian fees	2,380
Trustee fees	1,716
Compliance program costs (Note 3)	1,055
Professional fees	9,554
Printing fees	26,622
Other	11,710

Total expenses before earnings credit	693,816

Earnings credit (Note 5)	(484)

Net Expenses	693,332

NET INVESTMENT INCOME	135,920

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(7,093,823)
Net realized gains from foreign currency transactions	567

Net realized losses from investment and foreign currency transactions	(7,093,256)

Net change in unrealized appreciation/(depreciation) from investments	(13,170,545)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(12,793)

Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	(13,183,338)

Net realized/unrealized losses from investments and foreign currency translations	(20,276,594)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,140,674)

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statements of Changes in Net Assets

	NVIT Health Sciences Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$135,920	$21,203
Net realized gains (losses) from investment and foreign currency transactions	(7,093,256)	5,289,342
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(13,183,338)	1,684,411

Change in net assets resulting from operations	(20,140,674)	6,994,956

Distributions to Shareholders From:
Net investment income:
Class I	(12,675)	(4,658)
Class II	(1,740)	(246)
Class III	(82,597)	(24,482)
Class VI	(4,987)	(7,693)
Net realized gains:
Class I	(558,182)	(123,391)
Class II	(132,482)	(43,771)
Class III	(2,967,351)	(735,324)
Class VI	(1,634,518)	(276,421)

Change in net assets from shareholder distributions	(5,394,532)	(1,215,986)

Change in net assets from capital transactions	15,692,655	(7,229,565)

Change in net assets	(9,842,551)	(1,450,595)

Net Assets:
Beginning of year	57,575,661	59,026,256

End of year	$47,733,110	$57,575,661

Accumulated undistributed net investment income at end of year	$34,488	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,743,108	$2,202,691
Dividends reinvested	570,857	128,048
Cost of shares redeemed	(5,426,700)	(2,832,118)

Total Class I	(112,735)	(501,379)

Class II Shares
Proceeds from shares issued	–	564
Dividends reinvested	134,222	44,017
Cost of shares redeemed	(329,576)	(389,632)

Total Class II	(195,354)	(345,051)

Class III Shares
Proceeds from shares issued	24,933,120	7,074,484
Dividends reinvested	3,049,948	759,800
Cost of shares redeemed (a)	(19,756,070)	(15,810,340)

Total Class III	8,226,998	(7,976,056)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Includes redemption fees – see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statements of Changes in Net Assets (Continued)

	NVIT Health Sciences Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

CAPITAL TRANSACTIONS: (continued)
Class VI Shares
Proceeds from shares issued	$14,593,986	$4,280,237
Dividends reinvested	1,639,505	284,112
Cost of shares redeemed (a)	(8,459,745)	(2,971,428)

Total Class VI	7,773,746	1,592,921

Change in net assets from capital transactions:	$15,692,655	$(7,229,565)

SHARE TRANSACTIONS:
Class I Shares
Issued	450,132	191,750
Reinvested	60,566	11,611
Redeemed	(564,260)	(251,913)

Total Class I Shares	(53,562)	(48,552)

Class II Shares
Issued	–	–
Reinvested	14,403	4,041
Redeemed	(33,466)	(35,146)

Total Class II Shares	(19,063)	(31,105)

Class III Shares
Issued	2,244,489	615,862
Reinvested	322,978	68,781
Redeemed	(2,073,920)	(1,412,675)

Total Class III Shares	493,547	(728,032)

Class VI Shares
Issued	1,332,695	378,684
Reinvested	174,749	25,867
Redeemed	(909,981)	(259,369)

Total Class VI Shares	597,463	145,182

Total change in shares:	1,018,385	(662,507)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Includes redemption fees – see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Health Sciences Fund

		Operations			Distributions							Ratios/Supplemental Data

			Net Realized												Ratio of Net		Ratio of
			and												Investment		Expenses
	Net Asset	Net	Unrealized						Net Asset				Ratio of		Income		(Prior to
	Value,	Investment	Gains	Total	Net	Net			Value,			Net Assets	Expenses to		(Loss) to		Reimbursements)
	Beginning	Income	(Losses) from	from	Investment	Realized	Total	Redemption	End	Total		at End of	Average Net		Average		to Average		Portfolio
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return		Period	Assets		Net Assets		Net Assets (d)		Turnover (c)

Class I Shares
Year Ended December 31, 2008	$11.77	0.04	(2.90)	(2.86)	(0.03)	(0.81)	(0.84)	0.01	$8.08	(25.21%)		$4,218,146	1.18%		0.34%		1.18%		106.25%
Year Ended December 31, 2007	$10.62	0.01	1.37	1.38	(0.01)	(0.22)	(0.23)	–	$11.77	13.16%		$6,773,899	1.20%		0.11%		1.20%		116.00%
Year Ended December 31, 2006	$10.34	0.03	0.25	0.28	–	–	–	–	$10.62	2.71%		$6,626,420	1.19%		0.24%		1.19%		243.33%
Year Ended December 31, 2005	$10.69	(0.03)	0.92	0.89	–	(1.24)	(1.24)	–	$10.34	8.44%		$7,747,098	1.26%		(0.22%)		1.26%		366.90%
Year Ended December 31, 2004	$9.96	(0.03)	0.80	0.77	–	(0.05)	(0.05)	0.01	$10.69	7.86%		$7,910,493	1.26%		(0.28%)		1.26%		424.94%

Class II Shares
Year Ended December 31, 2008	$11.64	0.01	(2.86)	(2.85)	(0.01)	(0.81)	(0.82)	0.01	$7.98	(25.40%)		$1,340,861	1.43%		0.10%		1.43%		106.25%
Year Ended December 31, 2007	$10.52	(0.02)	1.36	1.34	–	(0.22)	(0.22)	–	$11.64	12.92%		$2,177,765	1.46%		(0.16%)		1.46%		116.00%
Year Ended December 31, 2006	$10.27	(0.01)	0.26	0.25	–	–	–	–	$10.52	2.43%		$2,296,144	1.44%		(0.05%)		1.44%		243.33%
Year Ended December 31, 2005	$10.65	(0.05)	0.91	0.86	–	(1.24)	(1.24)	–	$10.27	8.19%		$2,566,902	1.51%		(0.47%)		1.51%		366.90%
Year Ended December 31, 2004	$9.95	(0.06)	0.80	0.74	–	(0.05)	(0.05)	0.01	$10.65	7.56%		$3,208,036	1.50%		(0.54%)		1.50%		424.94%

Class III Shares
Year Ended December 31, 2008	$11.80	0.04	(2.91)	(2.87)	(0.03)	(0.81)	(0.84)	0.01	$8.10	(25.23%)		$26,958,621	1.19%		0.33%		1.19%		106.25%
Year Ended December 31, 2007	$10.64	0.01	1.38	1.39	(0.01)	(0.22)	(0.23)	–	$11.80	13.23%		$33,448,195	1.20%		0.11%		1.20%		116.00%
Year Ended December 31, 2006	$10.36	0.02	0.26	0.28	–	–	–	–	$10.64	2.70%		$37,920,901	1.19%		0.19%		1.19%		243.33%
Year Ended December 31, 2005	$10.71	(0.02)	0.91	0.89	–	(1.24)	(1.24)	–	$10.36	8.42%		$45,169,063	1.25%		(0.24%)		1.25%		366.90%
Year Ended December 31, 2004	$9.98	(0.03)	0.80	0.77	–	(0.05)	(0.05)	0.01	$10.71	7.84%		$39,723,029	1.26%		(0.29%)		1.26%		424.94%

Class VI Shares
Year Ended December 31, 2008	$11.72	–	(2.88)	(2.88)	–	(0.81)	(0.81)	0.01	$8.04	(25.44%)		$15,215,482	1.46%		0.07%		1.46%		106.25%
Year Ended December 31, 2007	$10.59	(0.01)	1.37	1.36	(0.01)	(0.22)	(0.23)	–	$11.72	12.98%		$15,175,802	1.44%		(0.14%)		1.44%		116.00%
Year Ended December 31, 2006	$10.34	–	0.25	0.25	–	–	–	–	$10.59	2.42%		$12,182,791	1.43%		(0.04%)		1.43%		243.33%
Year Ended December 31, 2005	$10.71	(0.03)	0.90	0.87	–	(1.24)	(1.24)	–	$10.34	8.23%		$10,292,011	1.42%		(0.43%)		1.42%		366.90%
Period Ended December 31, 2004 (e)	$10.70	(0.02)	0.02	–	–	–	–	0.01	$10.71	0	.09%(a)	$4,980,907	1	.35%(b)	(0	.36%)(b)	1	.35%(b)	424.94%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	There were no fee reductions during the period.
(e)	For the period from April 28, 2004 (commencement of operations) through October 31, 2004.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Health Sciences Fund (the “Fund”) (formerly “Nationwide NVIT Global Health Sciences Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

16 Annual Report 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$47,375,553	$—	$901,695	$—	$—	$—	$48,277,248	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of

18 Annual Report 2008

delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Fund did not have securities on loan.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management, Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA a management fee based on the Fund’s average daily net assets and the performance of the Fund. This performance-based fee varies depending on the Fund’s performance relative to its benchmark. This fee is intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees is the Goldman Sachs Healthcare Index.

The calculation of the total management fee is done in two separate steps. First, the Fund pays a base fee (at the end of each quarter), as adjusted for any applicable breakpoints (the “Base Fee Breakpoints”) as described in the following table:

Fee Schedule	Base Fees

Up to $500 million	0.90%

$500 million up to $2 billion	0.85%

$2 billion or more	0.80%

The base fee results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points	+/- 0.10%

20 Annual Report 2008

These performance-based advisory fees are paid quarterly. Under this performance-based fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage shown above.

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $315,025 for the year ended December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, Class II, Class III and Class VI of the Fund.

For the year ended December 31, 2008, NFS received $83,039 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $1,055.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $29,108 and $17,394, respectively, from Class III and Class VI.

For the year ended December 31, 2007, the Fund had contributions to capital due to redemption fees in the amount of $9,738 and $5,121, respectively, from Class III and Class VI.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $68,069,328 and sales of $56,916,646.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or

22 Annual Report 2008

other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

10. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

11. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$4,159,146	$1,235,386	$5,394,532	$—	$5,394,532

2007	1,136,483	79,503	1,215,986	—	1,215,986

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$34,488	$—	$34,488	$—	$(6,354,416)	$(9,800,557)	$(16,120,485)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$58,065,000	$1,096,635	$(10,884,387)	$(9,787,752)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$4,634,552	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $1,719,864.

24 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Health Sciences Fund (formerly Nationwide NVIT Global Health Sciences Fund) (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 25

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 19.66% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $1,235,386 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

26 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

28 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32 Annual Report 2008

NVIT International Index Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

29	Statement of Assets and Liabilities

31	Statements of Operations

32	Statements of Changes in Net Assets

35	Financial Highlights

36	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-INTX (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with BlackRock Investment Management, LLC.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT International Index Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT International Index Fund (Class Y at NAV) registered -42.87% versus -43.06% for its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. For broader comparison, the average return for the Fund’s Lipper peer category of International Growth Funds (consisting of 80 funds as of December 31, 2008) was -46.61% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

All 10 sectors and 21 countries represented in the MSCI EAFE Index recorded negative returns for the reporting period. At the top was the health-care sector, which posted a comparatively smaller loss of 19.0%. At the country level, Japan and Switzerland fared considerably better than other nations, registering -29.2% and -30.5%, respectively. On an individual-stock basis, the strongest performers were Japanese firms Acom Co., Ltd., with 109.2%; Fast Retailing Co., Ltd., with 103.4%, and Tsumura & Co., with 88.3%.

What areas of investment detracted from Fund performance?

From a sector perspective, losses were most prominent in financials, which registered -55.2% for the reporting period, amid unprecedented difficulties in the banking and credit systems. Materials and consumer discretionary also were hit hard, registering -53.0% and -45.5%, respectively. At the country level, the equity markets that posted the lowest returns were Ireland, with -71.9%; Austria, with -68.4%; Belgium, with -66.5%; and Greece, with -66.0%. On an individual stock basis, the most notable laggards within the benchmark index were financial companies Anglo Irish Bank Corp. plc, with -98.5%; Fortis SA/NV, with -95.0%; and HBOS plc, with -92.7%.

What is your outlook for the near term?

Looking ahead, it seems clear that the degree to which markets are able to recover will depend largely on the effectiveness of government policies. The investment debate in 2009 is likely to center on the issue of debt-induced deflation versus policy-induced reflation (government efforts designed to stimulate the economy). Policymakers have made it clear that stimulus plans will persist until evidence emerges that credit market conditions have improved. Toward the end of the reporting period, the effects of recent policy actions seemed to be taking hold. Investment-grade bond spreads over Treasuries have begun to narrow, as have spreads in some areas of the high-yield and municipal markets. In addition, bank-lending rates are declining. Should these trends continue, these should help to lay the groundwork for improved global equity market conditions throughout 2009.

Subadviser:
BlackRock Investment Management, LLC

Portfolio Managers:
Debra L. Jelilian and Jeffrey L. Russo, CFA

4 Annual Report 2008

Fund Performance	NVIT International Index Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

			Gross	Net
			Expense	Expense
	1 Yr.	Inception[2]	Ratio*	Ratio*

Class II	-43.11%	-13.32%	1.05%	0.80%

Class VI	-43.11%	-13.34%	1.07%	0.82%

Class VIII	-43.09%	-13.40%	1.10%	0.85%

Class Y	-42.87%	-12.97%	0.65%	0.40%

*	As of December 31, 2007. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Expenses also include indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on May 1, 2006.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT International Index Fund versus performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE)(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The MSCI EAFE Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	NVIT International Index Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT International Index Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class II	Actual		1,000.00	641.30	$3.59	0.87%
	Hypothetical	[b]	1,000.00	1,020.76	$4.43	0.87%

Class VI	Actual		1,000.00	641.20	$3.09	0.75%
	Hypothetical	[b]	1,000.00	1,021.37	$3.82	0.75%

Class VIII	Actual		1,000.00	641.10	$3.14	0.76%
	Hypothetical	[b]	1,000.00	1,021.32	$3.87	0.76%

Class Y	Actual		1,000.00	643.20	$1.61	0.39%
	Hypothetical	[b]	1,000.00	1,023.18	$1.99	0.39%

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, to reflect a one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	NVIT International Index Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	96.5%
Repurchase Agreement	1.2%
Exchange Traded Funds	0.6%
Preferred Stocks	0.4%
Other assets in excess of liabilities	1.3%

100.0%

Top Industries

Commercial Banks	11.5%
Pharmaceuticals	8.1%
Oil, Gas & Consumable Fuels	7.9%
Insurance	4.8%
Electric Utilities	4.4%
Diversified Telecommunication Services	4.8%
Metals & Mining	3.9%
Food Products	3.7%
Automobiles	3.3%
Chemicals	2.9%
Other	44.7%

100.0%

Top Holdings

Nestle SA	1.9%
BP PLC	1.8%
Novartis AG	1.5%
HSBC Holdings PLC	1.4%
Total SA	1.4%
Roche Holding AG	1.3%
Vodafone Group PLC	1.3%
GlaxoSmithKline PLC	1.2%
Telefonica SA	1.2%
Royal Dutch Shell PLC, A Shares	1.1%
Other*	85.9%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

Top Countries

Japan	24.5%
United Kingdom	19.1%
France	10.0%
Germany	8.5%
Switzerland	8.2%
Australia	5.6%
Spain	4.4%
Italy	3.5%
Netherlands	2.5%
Hong Kong	2.0%
Other*	11.7%

100.0%

*	For purposes of listing top countries, the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

NVIT International Index Fund

Common Stocks 96.5%

	Shares	Market Value

ARGENTINA 0.1%(a)
Energy Equipment & Services 0.1%
Tenaris SA	35,535	$369,294

AUSTRALIA 5.6% (a)
Air Freight & Logistics 0.0%
Toll Holdings Ltd.	45,606	196,987

Airline 0.0%
Qantas Airways Ltd.	69,210	127,470

Beverages 0.2%
Coca-Cola Amatil Ltd.	41,146	264,333
Foster’s Group Ltd.	140,711	541,031
Lion Nathan Ltd.	22,517	129,318

		934,682

Biotechnology 0.2%
CSL Ltd.	43,477	1,024,975

Capital Markets 0.1%
Macquarie Group Ltd.	20,639	418,756
Perpetual Ltd.	1,489	38,934

		457,690

Chemicals 0.1%
Incitec Pivot Ltd.	122,846	215,270
Nufarm Ltd.	5,897	43,468
Orica Ltd.	25,140	246,637

		505,375

Commercial Banks 1.4%
Australia & New Zealand Banking Group Ltd.	148,257	1,600,155
Bendigo and Adelaide Bank Ltd.	20,137	155,744
Commonwealth Bank of Australia	105,052	2,160,879
National Australia Bank Ltd.	136,745	2,009,803
Westpac Banking Corp.	201,445	2,415,379

		8,341,960

Commercial Services & Supplies 0.1%
Brambles Ltd.	101,417	526,766

Construction & Engineering 0.0%
Leighton Holdings Ltd.	10,950	212,709

Construction Materials 0.0%
Boral Ltd.	43,788	141,774

Containers & Packaging 0.1%
Amcor Ltd.	58,797	238,871

Distributors 0.0%
Metcash Ltd.	43,379	132,779

Diversified Financial Services 0.1%
ASX Ltd.	12,704	296,875

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	309,775	829,042

Energy Equipment & Services 0.0%
WorleyParsons Ltd.	10,857	108,278

Food & Staples Retailing 0.4%
Wesfarmers Ltd.	46,431	585,877
Wesfarmers Ltd. — PPS	9,005	113,570
Woolworths Ltd.	88,315	1,646,269

		2,345,716

Food Products 0.0%
Goodman Fielder Ltd.	69,906	64,967

Health Care Equipment & Supplies 0.0%
Cochlear Ltd.	4,146	160,567

Health Care Providers & Services 0.0%
Sonic Healthcare Ltd.	22,565	229,826

Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd.	24,428	66,447
Crown Ltd.	27,547	115,356
TABCORP Holdings Ltd.	39,266	192,057
Tatts Group Ltd.	85,603	167,098

		540,958

Industrial Conglomerate 0.0%
CSR Ltd.	74,612	92,260

Information Technology Services 0.0%
Computershare Ltd.	35,055	191,492

Insurance 0.5%
AMP Ltd.	136,996	522,187
AXA Asia Pacific Holdings Ltd.	51,883	180,286
Insurance Australia Group Ltd.	138,295	376,791
QBE Insurance Group Ltd.	71,867	1,298,504
Suncorp-Metway Ltd.	70,115	413,161

		2,790,929

Media 0.0%
Fairfax Media Ltd.	102,482	117,552

Metals & Mining 1.2%
Alumina Ltd.	100,691	101,416
BHP Billiton Ltd.	240,874	5,115,706
BlueScope Steel Ltd.	55,878	137,247
Fortescue Metals Group Ltd.*	92,420	125,986
Newcrest Mining Ltd.	33,019	785,722
OneSteel Ltd.	58,257	100,711
OZ Minerals Ltd.	218,414	83,729
Rio Tinto Ltd.	20,757	556,082
Sims Metal Management Ltd.	11,407	139,575

		7,146,174

Multi-Utility 0.1%
AGL Energy Ltd.	28,824	307,222

8 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

AUSTRALIA (continued)

Multiline Retail 0.0%
Harvey Norman Holdings Ltd.	38,884	$72,142

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	9,779	49,402
Origin Energy Ltd.	64,028	721,935
Santos Ltd.	43,485	455,502
Woodside Petroleum Ltd.	35,030	906,223

		2,133,062

Real Estate Investment Trusts 0.4%
CFS Retail Property Trust	110,643	145,398
Dexus Property Group	218,663	125,175
Goodman Group	156,214	80,418
GPT Group	279,423	182,152
Macquarie Office Trust	137,918	23,682
Mirvac Group	115,341	103,199
Stockland	107,813	306,607
Westfield Group	127,325	1,155,621

		2,122,252

Real Estate Management & Development 0.0%
Lend Lease Corp. Ltd.	27,311	137,580

Road & Rail 0.0%
Asciano Group	46,466	49,450

Textiles, Apparel & Luxury Goods 0.0%
Billabong International Ltd.	12,785	70,191

Transportation Infrastructure 0.1%
Macquarie Airports	49,402	83,135
Macquarie Infrastructure Group	177,960	213,261
Transurban Group	85,356	322,779

		619,175

		33,267,748

AUSTRIA 0.3%(a)
Building Products 0.0%
Wienerberger AG	6,475	110,439

Commercial Banks 0.1%
Erste Group Bank AG	14,118	328,685
Raiffeisen International Bank Holding AG	4,081	113,436

		442,121

Construction & Engineering 0.0%
Strabag SE	2,882	67,333

Diversified Telecommunication Services 0.1%
Telekom Austria AG	25,840	375,933

Electric Utility 0.0%
Verbund — Oesterreichische Elektrizitaetswirtschafts AG, Class A	5,662	261,768

Insurance 0.0%
Vienna Insurance Group	1,812	62,947

Metals & Mining 0.0%
Voestalpine AG	8,757	189,173

Oil, Gas & Consumable Fuels 0.1%
OMV AG	12,331	327,616

		1,837,330

BELGIUM 0.7%(a)
Beverages 0.1%
Anheuser-Busch Inbev NV	33,297	773,178

Chemicals 0.1%
Solvay SA	4,424	328,474
Umicore	9,442	186,558

		515,032

Commercial Banks 0.1%
Dexia SA	41,631	188,727
KBC Groep NV	11,620	349,168

		537,895

Diversified Financial Services 0.1%
Fortis	162,229	213,901
Groupe Bruxelles Lambert SA	5,622	450,336
KBC Ancora	2,434	42,220
Nationale A Portefeuille	2,218	108,155

		814,612

Diversified Telecommunication Services 0.1%
Belgacom SA	12,636	483,000

Food & Staples Retailing 0.1%
Colruyt SA	1,259	270,512
Delhaize Group	7,511	464,253

		734,765

Pharmaceuticals 0.1%
UCB SA	7,600	247,872

Wireless Telecommunication Services 0.0%
Mobistar SA	2,396	172,815

		4,279,169

BERMUDA 0.0%(a)
Energy Equipment & Services 0.0%
Seadrill Ltd.	20,828	169,855

Oil, Gas & Consumable Fuels 0.0%
Frontline Ltd.	3,974	116,742

		286,597

CHINA 0.0%(a)
Communications Equipment 0.0%
Foxconn International Holdings Ltd.*	101,926	34,199

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

DENMARK 0.8%(a)
Beverages 0.0%
Carlsberg AS, Class B	5,350	$174,921

Chemicals 0.1%
Novozymes AS, B Shares	3,475	278,751

Commercial Banks 0.1%
Danske Bank AS	33,700	339,554
Jyske Bank AS*	3,350	78,207

		417,761

Construction & Engineering 0.0%
FLSmidth & Co. AS	4,050	142,182

Electrical Equipment 0.1%
Vestas Wind Systems AS*	13,650	803,401

Food Products 0.0%
Danisco AS	3,550	145,010

Health Care Equipment & Supplies 0.0%
Coloplast AS, Class B	1,900	131,413
William Demant Holding*	1,100	46,064

		177,477

Insurance 0.1%
Topdanmark AS*	1,250	163,732
TrygVesta AS	1,249	78,726

		242,458

Marine 0.1%
A P Moller — Maersk AS, Class A	36	197,052
A P Moller — Maersk AS, Class B	82	441,362

		638,414

Pharmaceuticals 0.3%
Novo Nordisk AS, Class B	33,825	1,745,135

Road & Rail 0.0%
DSV AS	14,648	159,437

		4,924,947

FINLAND 1.4%(a)
Auto Components 0.0%
Nokian Renkaat OYJ	8,050	91,452

Communications Equipment 0.7%
Nokia OYJ	273,251	4,287,479

Diversified Financial Services 0.0%
Pohjola Bank PLC	8,833	122,836

Diversified Telecommunication Services 0.1%
Elisa OYJ	10,900	189,736

Electric Utility 0.1%
Fortum OYJ	32,800	712,839

Food & Staples Retailing 0.0%
Kesko OYJ, B Shares	5,100	128,492

Insurance 0.1%
Sampo OYJ, A Shares	31,800	601,823

Machinery 0.1%
Kone OYJ, Class B	11,600	260,087
Metso OYJ	9,700	118,861
Wartsila OYJ	6,300	190,340

		569,288

Media 0.0%
Sanoma OYJ	5,610	72,855

Metals & Mining 0.1%
Outokumpu OYJ	9,000	107,080
Rautaruukki OYJ	6,550	114,385

		221,465

Oil, Gas & Consumable Fuels 0.0%
Neste Oil OYJ	9,800	147,495

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	43,800	346,924
UPM-Kymmene OYJ	38,800	497,311

		844,235

Pharmaceuticals 0.0%
Orion OYJ, Class B	4,506	76,628

		8,066,623

FRANCE 10.0%(a)
Aerospace & Defense 0.1%
Safran SA	14,227	192,066
Thales SA	6,724	281,591
Zodiac SA	3,250	118,656

		592,313

Airline 0.0%
Air France-KLM	10,272	132,456

Auto Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B	10,696	565,046
Valeo SA	5,734	85,409

		650,455

Automobiles 0.1%
Peugeot SA	11,390	194,709
Renault SA	13,364	348,709

		543,418

Beverages 0.1%
Pernod-Ricard SA	12,152	902,645

Building Products 0.2%
Compagnie de Saint-Gobain	20,444	965,876

10 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

FRANCE (continued)

Chemicals 0.3%
Air Liquide SA	17,715	$1,622,148

Commercial Banks 0.9%
BNP Paribas	58,335	2,517,718
Credit Agricole SA	63,934	718,038
Natixis	78,907	139,959
Societe Generale	33,759	1,712,502

		5,088,217

Commercial Services & Supplies 0.0%
Societe BIC SA	1,414	81,345

Communications Equipment 0.1%
Alcatel-Lucent*	171,786	371,808

Construction & Engineering 0.4%
Bouygues	18,077	766,803
Eiffage SA	2,269	118,947
Vinci SA	29,733	1,254,582

		2,140,332

Construction Materials 0.1%
Imerys SA	2,239	102,322
Lafarge SA	10,075	616,133

		718,455

Diversified Financial Services 0.0%
Eurazeo	1,386	65,192

Diversified Telecommunication Services 0.6%
France Telecom SA	131,115	3,654,118
Iliad SA	1,348	117,017

		3,771,135

Electric Utility 0.1%
EDF	14,300	831,621

Electrical Equipment 0.4%
Alstom SA	15,305	911,994
Legrand SA	7,124	136,415
Schneider Electric SA	15,855	1,180,333

		2,228,742

Energy Equipment & Services 0.1%
Compagnie Generale de Geophysique-Veritass*	9,769	146,213
Technip SA	7,632	234,306

		380,519

Food & Staples Retailing 0.3%
Carrefour SA	45,624	1,763,372
Casino Guichard Perrachon SA	3,305	251,860

		2,015,232

Food Products 0.3%
Groupe Danone	31,304	1,891,170

Health Care Equipment & Supplies 0.1%
Cie Generale d’Optique Essilor International SA	15,098	709,149
Hotels, Restaurants & Leisure 0.2%
Accor SA	14,489	713,642
Sodexo	7,156	397,663

		1,111,305

Industrial Conglomerate 0.0%
Wendel	2,141	107,094

Information Technology Services 0.1%
Atos Origin SA	5,260	132,380
Cap Gemini SA	10,284	397,606

		529,986

Insurance 0.5%
AXA SA	110,830	2,487,368
CNP Assurances	2,689	195,357
SCOR SE	13,063	301,767

		2,984,492

Machinery 0.1%
Vallourec	3,985	453,044

Media 0.7%
Eutelsat Communications	5,828	137,635
JC Decaux SA	4,997	86,419
Lagardere SCA	9,049	367,604
M6-Metropole Television	4,841	93,843
PagesJaunes Groupe	9,921	97,749
Publicis Groupe	9,563	246,774
Societe Television Francaise 1	9,111	133,475
Vivendi	83,648	2,726,120

		3,889,619

Metals & Mining 0.0%
Eramet	297	57,929

Multi-Utility 0.9%
GDF Suez	78,204	3,881,383
Suez Environnement SA*	20,016	338,001
Veolia Environnement	27,872	879,066

		5,098,450

Multiline Retail 0.1%
PPR	5,731	375,197

Office Electronics 0.0%
Neopost SA	2,422	219,744

Oil, Gas & Consumable Fuels 1.4%
Total SA	153,061	8,414,224

Personal Products 0.3%
L’Oreal SA	17,574	1,533,528

Pharmaceuticals 0.8%
Sanofi-Aventis SA	75,438	4,824,713

2008 Annual Report 11

Statement of Investments (Continued)
December 31, 2008

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

FRANCE (continued)

Professional Services 0.0%
Bureau Veritas SA	2,306	$92,700

Real Estate Investment Trusts 0.2%
Gecina SA	714	49,639
ICADE	1,096	91,030
Klepierre	6,351	156,175
Unibail-Rodamco — London International Exchange	151	22,567
Unibail-Rodamco — Paris Exchange	5,887	879,388

		1,198,799

Software 0.0%
Dassault Systemes SA	4,878	221,129

Textiles, Apparel & Luxury Goods 0.4%
Christian Dior SA	3,431	193,964
Hermes International	5,114	715,894
LVMH Moet Hennessy Louis Vuitton SA	17,604	1,179,663

		2,089,521

Transportation Infrastructure 0.0%
Aeroports de Paris	1,721	117,148
Societe Des Autoroutes Paris-Rhin-Rhone	1,427	99,517

		216,665

		59,120,367

GERMANY 8.1% (a)
Air Freight & Logistics 0.2%
Deutsche Post AG	61,194	1,025,774

Airline 0.0%
Deutsche Lufthansa AG	17,204	286,281

Auto Components 0.1%
Continental AG*	8,426	842,038

Automobiles 1.0%
Bayerische Motoren Werke AG	24,498	764,662
Daimler AG	62,216	2,343,647
Volkswagen AG	8,250	2,870,280

		5,978,589

Capital Markets 0.3%
Deutsche Bank AG	38,904	1,551,047

Chemicals 0.7%
BASF SE	67,856	2,618,096
K+S AG	11,005	635,514
Linde AG	9,915	843,180
Wacker Chemie AG	1,197	128,764

		4,225,554

Commercial Banks 0.1%
Commerzbank AG	50,910	490,203
Deutsche Postbank AG	5,829	128,177
Hypo Real Estate Holding AG	11,429	49,665

		668,045

Construction & Engineering 0.0%
Hochtief AG	3,244	167,122

Construction Materials 0.0%
HeidelbergCement AG	1,426	62,710

Diversified Financial Services 0.2%
Deutsche Boerse AG	14,039	1,015,594

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG	200,511	3,025,608

Electric Utility 0.9%
E. ON AG	135,012	5,222,664

Electrical Equipment 0.1%
Q-Cells SE*	4,519	168,246
Solarworld AG	6,300	139,578

		307,824

Food & Staples Retailing 0.1%
Metro AG	8,484	339,248

Health Care Equipment & Supplies 0.0%
Fresenius SE	1,490	74,586

Health Care Providers & Services 0.1%
Celesio AG	6,433	173,144
Fresenius Medical Care AG & Co. KGaA	14,072	652,862

		826,006

Hotels, Restaurants & Leisure 0.0%
TUI AG	16,221	191,122

Household Products 0.0%
Henkel AG & Co. KGaA	8,118	214,395

Industrial Conglomerate 0.8%
Siemens AG	62,332	4,701,837

Insurance 1.0%
Allianz SE	32,450	3,447,713
Hannover Rueckversicherung AG	4,668	150,870
Muenchener Rueckversicherungs AG	14,835	2,272,761

		5,871,344

Internet Software & Services 0.0%
United Internet AG	9,271	82,523

Machinery 0.1%
GEA Group AG	11,456	201,861
MAN AG	7,863	447,508

		649,369

12 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

GERMANY (continued)

Metals & Mining 0.2%
Salzgitter AG	3,083	$239,612
ThyssenKrupp AG	26,663	752,341

		991,953

Multi-Utility 0.5%
RWE AG	31,931	2,819,227

Personal Products 0.1%
Beiersdorf AG	6,620	393,276

Pharmaceuticals 0.6%
Bayer AG	54,753	3,177,731
Merck	4,726	422,808

		3,600,539

Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG*	54,799	73,054

Software 0.4%
SAP AG	62,670	2,256,287

Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	15,008	570,982
Puma AG Rudolf Dassler Sport	397	79,317

		650,299

Transportation Infrastructure 0.0%
Fraport AG	2,828	126,916
Hamburger Hafen und Logistik AG	1,236	41,553

		168,469

		48,282,384

GREECE 0.5%(a)
Beverages 0.0%
Coca Cola Hellenic Bottling Co. SA	10,300	149,752

Capital Markets 0.1%
Marfin Investment Group SA	44,888	181,449

Commercial Banks 0.2%
Alpha Bank AE	28,339	265,099
EFG Eurobank Ergasias SA	21,763	173,305
National Bank of Greece SA	37,564	697,508
Piraeus Bank SA	23,384	208,713

		1,344,625

Construction Materials 0.0%
Titan Cement Co. SA	4,245	82,153

Diversified Telecommunication Services 0.1%
Hellenic Telecommunications Organization SA	20,312	337,422

Electric Utility 0.0%
Public Power Corp. SA	8,606	138,294

Hotels, Restaurants & Leisure 0.1%
OPAP SA	16,052	461,899

Oil, Gas & Consumable Fuels 0.0%
Hellenic Petroleum SA	5,011	37,668

		2,733,262

HONG KONG 2.0%(a)
Airline 0.0%
Cathay Pacific Airways Ltd.	93,000	105,047

Commercial Banks 0.2%
Bank of East Asia Ltd.	107,800	227,396
BOC Hong Kong Holdings Ltd.	278,500	318,776
Hang Seng Bank Ltd.	56,900	751,248
Wing Hang Bank Ltd.	8,000	46,538

		1,343,958

Distributors 0.1%
Li & Fung Ltd.	168,800	291,727

Diversified Financial Services 0.1%
Hong Kong Exchanges and Clearing Ltd.	76,000	729,690

Diversified Telecommunication Services 0.0%
PCCW Ltd.	279,000	133,953

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	27,000	101,964
CLP Holdings Ltd.	152,500	1,036,833
HongKong Electric Holdings	104,000	585,534

		1,724,331

Electronic Equipment & Instruments 0.0%
Kingboard Chemical Holdings Ltd.	40,500	73,415

Hotels, Restaurants & Leisure 0.0%
Genting International PLC*	222,077	69,723
Shangri-La Asia Ltd.	74,000	85,597

		155,320

Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.	158,000	797,639
NWS Holdings Ltd.	40,000	59,923

		857,562

Marine 0.0%
Orient Overseas International Ltd.	11,000	24,666
Pacific Basin Shipping Ltd.	121,547	55,954

		80,620

Media 0.0%
Television Broadcasts Ltd.	17,000	55,732

2008 Annual Report 13

Statement of Investments (Continued)
December 31, 2008

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

HONG KONG (continued)

Multiline Retail 0.0%
Lifestyle International Holdings Ltd.	31,899	$32,577

Natural Gas Utility 0.1%
Hong Kong & China Gas Co. Ltd.	299,180	453,708

Oil, Gas & Consumable Fuels 0.0%
Mongolia Energy Co. Ltd.*	215,574	67,057

Real Estate Investment Trusts 0.1%
Link REIT (The)	162,000	269,495

Real Estate Management & Development 0.7%
Cheung Kong Holdings Ltd.	103,000	982,607
Chinese Estates Holdings Ltd.	68,000	77,802
Hang Lung Group Ltd.	54,000	164,966
Hang Lung Properties Ltd.	157,000	344,713
Henderson Land Development Co. Ltd.	81,000	302,962
Hopewell Holdings	44,511	147,675
Hysan Development Co. Ltd.	43,000	69,917
Kerry Properties Ltd.	50,500	135,854
New World Development Ltd.	187,130	191,611
Sino Land Co.	132,000	138,239
Sun Hung Kai Properties Ltd.	105,000	883,550
Swire Pacific Ltd., Class A	62,000	429,499
Wharf Holdings Ltd.	105,000	290,664
Wheelock & Co. Ltd.	48,000	105,782

		4,265,841

Road & Rail 0.1%
MTR Corp.	107,000	249,202

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	13,500	44,496

Specialty Retail 0.1%
Esprit Holdings Ltd.	79,400	452,465

Textiles, Apparel & Luxury Goods 0.0%
Yue Yuen Industrial Holdings Ltd.	49,500	98,282

Trading Companies & Distributors 0.0%
Noble Group Ltd.	132,200	94,719

Transportation Infrastructure 0.0%
Hong Kong Aircraft Engineering Co. Ltd.	2,800	23,129

Wireless Telecommunication Services 0.0%
Hutchison Telecommunications International Ltd.	124,000	33,440

		11,635,766

IRELAND 0.4% (a)
Airline 0.0%
Ryanair Holdings PLC*	5,422	22,363

Commercial Banks 0.1%
Allied Irish Banking PLC	67,908	162,420
Anglo Irish Bank Corp. PLC	62,537	15,053
Governor & Co. of the Bank of Ireland (The)	75,250	89,429

		266,902

Construction Materials 0.2%
CRH PLC	39,906	1,011,050

Food Products 0.0%
Kerry Group PLC, Class A	10,566	192,604

Pharmaceuticals 0.0%
Elan Corp. PLC*	35,972	212,287

Professional Services 0.1%
Experian PLC	75,305	474,679

		2,179,885

ITALY 3.5%(a)
Aerospace & Defense 0.1%
Finmeccanica SpA	30,276	468,890

Auto Components 0.0%
Pirelli & C SpA	195,169	73,702

Automobiles 0.1%
Fiat SpA	52,723	352,896

Capital Markets 0.1%
Mediobanca SpA	36,783	378,222

Commercial Banks 1.0%
Banca Carige SpA	58,035	141,227
Banca Monte dei Paschi di Siena SpA	185,069	404,079
Banca Popolare di Milano Scarl	30,060	180,669
Banco Popolare SC	47,636	337,714
Intesa Sanpaolo SpA	552,091	2,005,350
Intesa Sanpaolo SpA — RSP	55,998	144,844
UniCredit SpA	812,472	2,065,498
Unione di Banche Italiane SCPA	45,458	666,624

		5,946,005

Construction Materials 0.0%
Italcementi SpA	5,527	71,812
Italcementi SpA — RSP	4,301	29,987

		101,799

Diversified Financial Services 0.0%
IFIL — Investments SpA	23,159	59,931

14 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

ITALY (continued)

Diversified Telecommunication Services 0.3%
Telecom Italia SpA	725,445	$1,193,348
Telecom Italia SpA — RSP	405,860	462,045

		1,655,393

Electric Utilities 0.4%
Enel SpA	311,985	2,009,456
Terna Rete Elettrica Nazionale SpA	90,612	298,985

		2,308,441

Electrical Equipment 0.0%
Prysmian SpA	8,309	131,567

Energy Equipment & Services 0.1%
Saipem SpA	19,741	336,656

Food Products 0.0%
Parmalat SpA	125,833	211,073

Hotels, Restaurants & Leisure 0.0%
Autogrill SpA	7,769	59,524
Lottomatica SpA	4,530	112,745

		172,269

Insurance 0.4%
Alleanza Assicurazioni SpA	32,065	263,535
Assicurazioni Generali SpA	75,917	2,095,794
Fondiaria-Sai SpA	5,443	99,348
Mediolanum SpA	16,952	73,657
Unipol Gruppo Finanziario SpA	39,514	61,922

		2,594,256

Media 0.1%
Mediaset SpA	57,840	333,238

Multi-Utility 0.0%
A2A SpA	95,609	171,868

Natural Gas Utility 0.1%
Snam Rete Gas SpA	58,996	329,515

Oil, Gas & Consumable Fuels 0.7%
ENI SpA	187,440	4,509,987
Saras SpA	18,720	63,846

		4,573,833

Textiles, Apparel & Luxury Goods 0.0%
Bulgari SpA	11,305	72,033
Luxottica Group SpA	10,577	193,457

		265,490

Transportation Infrastructure 0.1%
Atlantia SpA	16,836	315,800

		20,780,844

JAPAN 24.5% (a)
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.	29,000	379,311

Airlines 0.1%
All Nippon Airways Co. Ltd.	48,000	189,218
Japan Airlines Corp.*	65,000	153,358

		342,576

Auto Components 0.4%
Aisin Seiki Co. Ltd.	14,300	204,860
Bridgestone Corp.	44,900	673,631
Denso Corp.	35,800	606,742
NGK Spark Plug Co. Ltd.	13,000	104,466
NHK Spring Co. Ltd.	9,000	33,255
NOK Corp.	6,000	42,258
Stanley Electric Co. Ltd.	11,500	121,453
Sumitomo Rubber Industries, Inc.	12,600	109,697
Toyoda Gosei Co. Ltd.	4,800	56,532
Toyota Boshoku Corp.	5,000	40,749
Toyota Industries Corp.	11,600	249,932

		2,243,575

Automobiles 1.9%
Daihatsu Motor Co. Ltd.	15,000	132,581
Fuji Heavy Industries Ltd.	44,000	120,944
Honda Motor Co. Ltd.	118,700	2,528,712
Isuzu Motors Ltd.	95,000	122,782
Mazda Motor Corp.	69,000	117,057
Mitsubishi Motors Corp.*	265,000	363,057
Nissan Motor Co. Ltd.	165,800	596,619
Suzuki Motor Corp.	26,200	366,267
Toyota Motor Corp.	200,300	6,623,044
Yamaha Motor Co. Ltd.	15,200	159,975

		11,131,038

Beverages 0.3%
Asahi Breweries Ltd.	28,600	494,605
Coca-Cola West Co. Ltd.	3,100	67,041
Ito En Ltd.	4,900	72,351
Kirin Holdings Co. Ltd.	58,000	771,302
Sapporo Holdings Ltd.	18,000	114,036

		1,519,335

Building Products 0.2%
Asahi Glass Co. Ltd.	74,000	421,916
Daikin Industries Ltd.	19,500	512,934
JS Group Corp.	17,400	268,937
Nippon Sheet Glass Co. Ltd.	45,000	149,017
TOTO Ltd.	20,000	126,418

		1,479,222

Capital Markets 0.3%
Daiwa Securities Group, Inc.	98,000	588,455
Jafco Co. Ltd.	2,500	63,904
Matsui Securities Co. Ltd.	5,800	48,472
Nomura Holdings, Inc.	129,300	1,076,831
SBI Holdings, Inc.	1,260	194,561

2008 Annual Report 15

Statement of Investments (Continued)
December 31, 2008

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)
Capital Markets (continued)

Shinko Securities Co. Ltd.	27,000	$59,255

		2,031,478

Chemicals 0.9%
Asahi Kasei Corp.	89,000	392,938
Daicel Chemical Industries Ltd.	21,000	99,496
Denki Kagaku Kogyo KK	36,000	88,671
DIC Corp.	32,000	67,527
JSR Corp.	13,600	153,037
Kaneka Corp.	15,000	95,837
Kansai Paint Co. Ltd.	10,000	51,388
Kuraray Co. Ltd.	26,000	203,753
Mitsubishi Chemical Holdings Corp.	89,000	394,455
Mitsubishi Gas Chemical Co., Inc.	30,000	123,124
Mitsubishi Rayon Co. Ltd.	40,000	121,181
Mitsui Chemicals, Inc.	48,000	178,411
Nissan Chemical Industries Ltd.	11,000	106,648
Nitto Denko Corp.	12,300	235,521
Shin-Etsu Chemical Co. Ltd.	30,100	1,389,469
Showa Denko KK	91,000	131,832
Sumitomo Chemical Co. Ltd.	117,000	401,170
Taiyo Nippon Sanso Corp.	16,000	123,530
Teijin Ltd.	67,000	190,357
Tokuyama Corp.	16,000	135,684
Toray Industries, Inc.	99,000	503,939
Tosoh Corp.	40,000	98,748
UBE Industries Ltd.	76,000	213,542

		5,500,258

Commercial Banks 2.5%
77 Bank Ltd. (The)	27,000	146,997
Aozora Bank Ltd.	39,000	36,648
Bank of Kyoto Ltd. (The)	23,000	257,829
Bank of Yokohama Ltd. (The)	91,000	536,907
Chiba Bank Ltd. (The)	57,000	356,548
Chugoku Bank Ltd. (The)	10,000	154,544
Chuo Mitsui Trust Holdings, Inc.	73,000	358,999
Fukuoka Financial Group, Inc.	58,000	253,573
Gunma Bank Ltd. (The)	23,000	147,271
Hachijuni Bank Ltd. (The)	25,000	143,794
Hiroshima Bank Ltd. (The)	37,000	161,950
Hokuhoku Financial Group, Inc.	73,000	172,846
Iyo Bank Ltd. (The)	15,000	186,746
Joyo Bank Ltd. (The)	53,000	301,485
Mitsubishi UFJ Financial Group, Inc.	797,967	5,016,448
Mizuho Financial Group, Inc.	705	2,004,618
Mizuho Trust & Banking Co. Ltd.	85,000	107,864
Nishi-Nippon City Bank Ltd. (The)	41,000	119,277
Resona Holdings, Inc.	377	557,825
Sapporo Hokuyo Holdings, Inc.	17	65,464
Seven Bank Ltd.	26	99,399
Shinsei Bank Ltd.	115,000	182,053
Shizuoka Bank Ltd. (The)	45,000	523,051
Sumitomo Mitsui Financial Group, Inc.	489	2,028,732
Sumitomo Trust & Banking Co. Ltd. (The)	105,000	620,818
Suruga Bank Ltd.	17,000	168,926
Yamaguchi Financial Group, Inc.	13,000	146,235

		14,856,847

Commercial Services & Supplies 0.3%
Dai Nippon Printing Co. Ltd.	44,000	486,510
Secom Co. Ltd.	15,500	800,015
Toppan Printing Co. Ltd.	39,000	301,354

		1,587,879

Computers & Peripherals 0.4%
Fujitsu Ltd.	137,000	666,241
Mitsumi Electric Co. Ltd.	6,300	110,343
NEC Corp.	142,000	480,515
Seiko Epson Corp.	9,600	152,788
Toshiba Corp.	226,000	930,148

		2,340,035

Construction & Engineering 0.2%
JGC Corp.	16,000	239,508
Kajima Corp.	64,000	225,470
Kinden Corp.	6,000	54,280
Obayashi Corp.	46,000	274,998
Shimizu Corp.	44,000	258,357
Taisei Corp.	73,000	201,270

		1,253,883

Construction Materials 0.0%
Taiheiyo Cement Corp.	67,000	129,190

Consumer Finance 0.2%
Acom Co. Ltd.	3,800	160,640
Aeon Credit Service Co. Ltd.	4,500	47,456
Credit Saison Co. Ltd.	12,300	170,789
ORIX Corp.	6,770	386,658

16 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)
Consumer Finance (continued)

Promise Co. Ltd.	4,400	$111,631
Takefuji Corp.	8,010	65,732

		942,906

Containers & Packaging 0.0%
Toyo Seikan Kaisha Ltd.	12,300	213,254

Distributors 0.0%
Canon Marketing Japan, Inc.	3,100	49,930

Diversified Consumer Services 0.0%
Benesse Corp.	5,600	245,117

Diversified Financial Services 0.0%
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,270	83,358

Diversified Telecommunication Services 0.3%
Nippon Telegraph & Telephone Corp.	366	1,889,970

Electric Utilities 1.6%
Chubu Electric Power Co., Inc.	48,600	1,480,577
Chugoku Electric Power Co., Inc. (The)	19,100	503,022
Hokkaido Electric Power Co., Inc.	14,500	366,679
Hokuriku Electric Power Co.	13,200	373,484
Kansai Electric Power Co., Inc. (The)	56,400	1,634,043
Kyushu Electric Power Co., Inc.	28,000	743,497
Shikoku Electric Power Co., Inc.	13,200	445,138
Tohoku Electric Power Co., Inc.	31,500	852,302
Tokyo Electric Power Co., Inc. (The)	89,000	2,971,632

		9,370,374

Electrical Equipment 0.3%
Fuji Electric Holdings Co. Ltd.	41,000	61,786
Furukawa Electric Co. Ltd.	48,000	234,297
Mitsubishi Electric Corp.	139,000	871,271
Panasonic Electric Works Co. Ltd.	24,000	214,054
Sumitomo Electric Industries Ltd.	55,400	428,957
Ushio, Inc.	9,200	121,580

		1,931,945

Electronic Equipment & Instruments 1.1%
Alps Electric Co. Ltd.	12,800	63,144
Citizen Holdings Co. Ltd.	24,700	89,056
FUJIFILM Holdings Corp.	35,900	801,612
Hirose Electric Co. Ltd.	2,400	242,888
Hitachi Chemical Co. Ltd.	7,700	80,007
Hitachi High-Technologies Corp.	5,100	81,689
Hitachi Ltd.	247,000	958,799
HOYA Corp.	30,500	532,836
Ibiden Co. Ltd.	10,100	209,458
Keyence Corp.	2,800	575,560
Kyocera Corp.	12,000	868,965
Mabuchi Motor Co. Ltd.	2,300	95,368
Murata Manufacturing Co. Ltd.	15,800	619,677
Nidec Corp.	8,100	316,855
Nippon Electric Glass Co. Ltd.	26,500	139,914
Omron Corp.	12,100	162,610
Shimadzu Corp.	14,000	88,148
TDK Corp.	9,100	336,289
Yaskawa Electric Corp.	18,000	72,719
Yokogawa Electric Corp.	16,900	111,241

		6,446,835

Food & Staples Retailing 0.5%
AEON Co. Ltd.	47,300	476,450
FamilyMart Co. Ltd.	4,500	195,471
Lawson, Inc.	5,300	305,725
Seven & I Holdings Co. Ltd.	59,900	2,059,313
UNY Co. Ltd.	14,000	154,960

		3,191,919

Food Products 0.3%
Ajinomoto Co., Inc.	49,000	534,910
Kikkoman Corp.	12,000	142,629
Meiji Dairies Corp.	20,000	107,696
Nippon Meat Packers, Inc.	14,000	213,154
Nisshin Seifun Group, Inc.	13,500	178,323
Nissin Food Holdings Co. Ltd.	6,300	219,594
Toyo Suisan Kaisha Ltd.	7,000	201,760
Yakult Honsha Co. Ltd.	7,300	156,233
Yamazaki Baking Co. Ltd.	7,000	107,710

		1,862,009

Health Care Equipment & Supplies 0.2%
Olympus Corp.	17,000	340,391
Terumo Corp.	12,500	585,698

		926,089

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	2,300	110,272
Mediceo Paltac Holdings Co. Ltd.	8,500	102,262
Suzuken Co. Ltd.	3,900	116,293

		328,827

Hotels, Restaurants & Leisure 0.1%
Oriental Land Co. Ltd.	3,900	320,258

2008 Annual Report 17

Statement of Investments (Continued)
December 31, 2008

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)

Household Durables 0.8%
Casio Computer Co. Ltd.	17,800	$112,349
Haseko Corp.	97,000	103,444
Makita Corp.	9,300	208,125
Panasonic Corp.	132,000	1,622,932
Sanyo Electric Co. Ltd.*	126,000	235,756
Sekisui Chemical Co. Ltd.	33,000	206,067
Sekisui House Ltd.	33,000	291,205
Sharp Corp.	74,000	533,546
Sony Corp.	73,400	1,605,753

		4,919,177

Household Products 0.2%
Kao Corp.	38,000	1,154,517
Unicharm Corp.	3,100	233,270

		1,387,787

Independent Power Producers & Energy Traders 0.1%
Electric Power Development Co. Ltd.	9,000	353,835

Industrial Conglomerate 0.1%
Hankyu Hanshin Holdings, Inc.	88,000	508,335

Information Technology Services 0.1%
Itochu Techno-Solutions Corp.	1,300	31,768
Nomura Research Institute Ltd.	8,600	164,091
NTT Data Corp.	94	378,816
Obic Co. Ltd.	330	53,904
Otsuka Corp.	900	41,000

		669,579

Insurance 0.7%
Aioi Insurance Co. Ltd.	35,000	183,132
Mitsui Sumitomo Insurance Group Holdings, Inc.	27,804	884,395
Nipponkoa Insurance Co. Ltd.	42,000	326,824
Nissay Dowa General Insurance Co. Ltd.	7,000	43,544
Sompo Japan Insurance, Inc.	62,000	459,192
Sony Financial Holdings, Inc.	62	236,672
T&D Holdings, Inc.	14,450	611,744
Tokio Marine Holdings, Inc.	49,900	1,478,835

		4,224,338

Internet & Catalog Retail 0.1%
Dena Co. Ltd.	21	68,030
Rakuten, Inc.	491	312,686

		380,716

Internet Software & Services 0.1%
Yahoo! Japan Corp.	1,007	413,277

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	12,100	132,651
Nikon Corp.	25,000	300,130
Sankyo Co. Ltd.	4,100	206,885
Sega Sammy Holdings, Inc.	13,400	156,291
Shimano, Inc.	4,900	192,939
Yamaha Corp.	13,300	123,679

		1,112,575

Machinery 1.0%
Amada Co. Ltd.	28,000	136,212
Fanuc Ltd.	14,100	1,010,795
Hino Motors Ltd.	20,000	41,233
Hitachi Construction Machinery Co. Ltd.	8,200	98,071
IHI Corp.	101,000	128,866
Japan Steel Works Ltd. (The)	26,000	364,102
JTEKT Corp.	14,800	115,365
Kawasaki Heavy Industries Ltd.	114,000	230,173
Komatsu Ltd.	65,900	840,840
Kubota Corp.	81,000	586,602
Kurita Water Industries Ltd.	8,600	232,541
Minebea Co. Ltd.	28,000	96,919
Mitsubishi Heavy Industries Ltd.	235,000	1,050,506
Mitsui Engineering & Shipbuilding Co. Ltd.	51,000	85,930
NGK Insulators Ltd.	19,000	215,350
NSK Ltd.	34,000	128,434
NTN Corp.	24,000	72,539
SMC Corp.	4,300	443,071
Sumitomo Heavy Industries Ltd.	43,000	172,051
THK Co. Ltd.	9,300	97,894

		6,147,494

Marine 0.2%
Kawasaki Kisen Kaisha Ltd.	45,000	211,099
Mitsui OSK Lines Ltd.	84,000	519,259
Nippon Yusen KK	82,000	505,620

		1,235,978

Media 0.1%
Dentsu, Inc.	146	285,137
Fuji Media Holdings, Inc.	17	24,325
Hakuhodo DY Holdings, Inc.	1,110	60,570
Jupiter Telecommunications Co. Ltd.	143	148,873
Toho Co. Ltd.	6,800	146,358
Tokyo Broadcasting System, Inc.	1,000	15,260

		680,523

18 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)

Metals & Mining 0.8%
Daido Steel Co. Ltd.	22,000	$66,751
Dowa Holdings Co. Ltd.	20,000	73,943
Hitachi Metals Ltd.	13,000	60,476
JFE Holdings, Inc.	38,300	1,018,077
Kobe Steel Ltd.	197,000	361,993
Maruichi Steel Tube Ltd.	1,600	44,650
Mitsubishi Materials Corp.	86,000	217,722
Mitsui Mining & Smelting Co. Ltd.	43,000	91,239
Nippon Steel Corp.	373,000	1,226,055
Nisshin Steel Co. Ltd.	30,000	61,843
OSAKA Titanium Technologies Co.	1,400	35,295
Sumitomo Metal Industries Ltd.	282,000	696,728
Sumitomo Metal Mining Co. Ltd.	41,000	438,698
Tokyo Steel Manufacturing Co. Ltd.	8,100	85,007
Yamato Kogyo Co. Ltd.	2,900	78,503

		4,556,980

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.*	24,560	211,996
J. Front Retailing Co. Ltd.	34,400	142,380
Marui Group Co. Ltd.	18,600	108,695
Takashimaya Co. Ltd.	23,000	174,837

		637,908

Natural Gas Utility 0.3%
Osaka Gas Co. Ltd.	144,000	666,038
TOHO GAS Co. Ltd.	36,000	237,603
Tokyo Gas Co. Ltd.	172,000	872,039

		1,775,680

Office Electronics 0.6%
Brother Industries Ltd.	13,200	78,764
Canon, Inc.	76,500	2,424,405
Konica Minolta Holdings, Inc.	35,500	276,281
Ricoh Co. Ltd.	49,000	628,158

		3,407,608

Oil, Gas & Consumable Fuels 0.3%
Cosmo Oil Co. Ltd.	32,000	99,642
Idemitsu Kosan Co. Ltd.	1,300	83,741
INPEX Corp., Inc.	61	486,403
Japan Petroleum Exploration Co.	1,600	70,361
Nippon Mining Holdings, Inc.	65,500	284,277
Nippon Oil Corp.	98,000	497,005
Showa Shell Sekiyu KK	13,900	137,779
TonenGeneral Sekiyu KK	18,000	180,403

		1,839,611

Paper & Forest Products 0.1%
Nippon Paper Group, Inc.	68	268,609
OJI Paper Co. Ltd.	64,000	376,349

		644,958

Personal Products 0.1%
Shiseido Co. Ltd.	24,000	493,666

Pharmaceuticals 1.5%
Astellas Pharma, Inc.	35,600	1,457,512
Chugai Pharmaceutical Co. Ltd.	16,700	324,699
Daiichi Sankyo Co. Ltd.	51,200	1,211,063
Dainippon Sumitomo Pharma Co. Ltd.	12,000	112,376
Eisai Co. Ltd.	18,600	776,342
Hisamitsu Pharmaceutical Co., Inc.	5,100	208,523
kyowa Hakko Kirin Co. Ltd.	19,000	199,508
Mitsubishi Tanabe Pharma Corp.	17,000	256,651
Ono Pharmaceutical Co. Ltd.	6,400	333,285
Santen Pharmaceutical Co. Ltd.	4,300	129,965
Shionogi & Co. Ltd.	22,000	568,277
Taisho Pharmaceutical Co. Ltd.	10,000	213,068
Takeda Pharmaceutical Co. Ltd.	59,500	3,101,962
Tsumura & Co.	3,800	141,079

		9,034,310

Real Estate Investment Trusts 0.2%
Japan Prime Realty Investment Corp.	42	99,720
Japan Real Estate Investment Corp.	32	285,924
Japan Retail Fund Investment Corp.	26	112,328
Nippon Building Fund, Inc.	39	428,773
Nomura Real Estate Office Fund, Inc.	16	104,129

		1,030,874

Real Estate Management & Development 0.7%
Aeon Mall Co. Ltd.	3,300	63,808
Daito Trust Construction Co. Ltd.	6,100	320,286
Daiwa House Industry Co. Ltd.	38,000	372,657
Leopalace21 Corp.	9,700	98,306
Mitsubishi Estate Co. Ltd.	86,000	1,420,938
Mitsui Fudosan Co. Ltd.	61,000	1,017,231

2008 Annual Report 19

Statement of Investments (Continued)
December 31, 2008

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)
Real Estate Management & Development (continued)

Nomura Real Estate Holdings, Inc.	3,900	$77,824
NTT Urban Development Corp.	55	59,577
Sumitomo Realty & Development Co. Ltd.	28,000	420,993
Tokyo Tatemono Co. Ltd.	20,000	91,679
Tokyu Land Corp.	33,000	126,519

		4,069,818

Road & Rail 1.0%
Central Japan Railway Co.	115	997,575
East Japan Railway Co.	249	1,892,982
Keihin Electric Express Railway Co. Ltd.	28,000	247,326
Keio Corp.	37,000	222,680
Keisei Electric Railway Co. Ltd.	20,000	125,060
Kintetsu Corp.	121,000	556,789
Nippon Express Co. Ltd.	60,000	252,963
Odakyu Electric Railway Co. Ltd.	47,000	413,923
Tobu Railway Co. Ltd.	61,000	364,531
Tokyu Corp.	85,000	428,652
West Japan Railway Co.	126	574,237

		6,076,718

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	11,200	182,612
Elpida Memory, Inc.*	8,400	51,972
NEC Electronics Corp.*	1,300	12,312
Rohm Co. Ltd.	7,500	378,735
Shinko Electric Industries Co. Ltd.	5,300	43,287
Sumco Corp.	7,200	91,492
Tokyo Electron Ltd.	12,700	447,184

		1,207,594

Software 0.6%
Konami Corp.	7,600	197,073
Nintendo Co. Ltd.	7,200	2,752,099
Oracle Corp.	2,100	90,978
SQUARE ENIX HOLDINGS Co. Ltd.	4,900	158,146
Trend Micro, Inc.	8,000	281,046

		3,479,342

Specialty Retail 0.2%
ABC-Mart, Inc.	1,400	51,207
Fast Retailing Co. Ltd.	3,500	513,678
Hikari Tsushin, Inc.	600	11,407
Nitori Co. Ltd.	3,050	237,406
Shimamura Co. Ltd.	1,600	123,556
USS Co. Ltd.	1,300	68,999
Yamada Denki Co. Ltd.	6,390	446,770

		1,453,023

Textiles, Apparel & Luxury Goods 0.0%
Asics Corp.	12,000	97,257
Nisshinbo Industries, Inc.	10,000	76,248
Onward Holdings Co. Ltd.	8,000	63,780

		237,285

Tobacco 0.2%
Japan Tobacco, Inc.	328	1,086,688

Trading Companies & Distributors 0.8%
ITOCHU Corp.	111,000	560,129
Marubeni Corp.	122,000	467,187
Mitsubishi Corp.	99,100	1,403,968
Mitsui & Co. Ltd.	127,000	1,305,895
Sojitz Corp.	92,500	154,619
Sumitomo Corp.	82,800	734,539
Toyota Tsusho Corp.	14,500	156,139

		4,782,476

Transportation Infrastructure 0.0%
Kamigumi Co. Ltd.	20,000	177,735
Mitsubishi Logistics Corp.	9,000	114,129

		291,864

Wireless Telecommunication Services 0.8%
KDDI Corp.	214	1,528,361
NTT DoCoMo, Inc.	1,120	2,205,000
Softbank Corp.	55,500	1,008,169
		4,741,530

		145,478,965

LUXEMBOURG 0.4%(a)
Media 0.1%
SES SA FDR (XPAR)	20,142	390,318

Metals & Mining 0.3%
ArcelorMittal (XPAR)	62,571	1,516,512

Wireless Telecommunication Services 0.0%
Millicom International Cellular SA — SDR	4,720	223,146

		2,129,976

NETHERLANDS 2.5%(a)
Aerospace & Defense 0.1%
European Aeronautic Defence and Space Co. NV	24,290	411,314

Air Freight & Logistics 0.1%
TNT NV	28,144	546,647

20 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

NETHERLANDS (continued)

Beverages 0.1%
Heineken Holding NV	7,006	$200,101
Heineken NV	17,226	527,345

		727,446

Chemicals 0.2%
Akzo Nobel NV	18,584	766,463
Koninklijke DSM NV	10,179	261,177

		1,027,640

Construction & Engineering 0.0%
Koninklijke Boskalis Westminster NV	4,257	99,306

Construction Materials 0.0%
James Hardie Industries NV CDI	32,957	107,905

Diversified Financial Services 0.3%
ING Groep NV CVA	136,828	1,505,751
SNS Reaal	7,505	41,246

		1,546,997

Diversified Telecommunication Services 0.3%
Koninklijke KPN NV	132,931	1,932,393

Energy Equipment & Services 0.0%
Fugro NV CVA	4,625	132,922
SBM Offshore NV	10,820	142,135

		275,057

Food & Staples Retailing 0.2%
Koninklijke Ahold NV	88,244	1,087,301

Food Products 0.5%
Unilever NV	117,177	2,839,815

Industrial Conglomerate 0.2%
Koninklijke Philips Electronics NV	74,016	1,467,330

Insurance 0.1%
Aegon NV	100,688	635,534

Media 0.2%
Reed Elsevier NV	46,588	553,841
Wolters Kluwer NV	22,221	421,275

		975,116

Professional Services 0.0%
Randstad Holding NV	7,826	159,695

Real Estate Investment Trusts 0.0%
Corio NV	3,334	153,509

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV	32,142	579,365
STMicroelectronics NV	50,923	341,485

		920,850

		14,913,855

NEW ZEALAND 0.1%(a)
Construction Materials 0.0%
Fletcher Building Ltd.	37,596	126,587

Diversified Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	143,012	192,081

Electric Utility 0.0%
Contact Energy Ltd.	12,304	52,856

Hotels, Restaurants & Leisure 0.0%
Sky City Entertainment Group Ltd.	37,044	67,727

Transportation Infrastructure 0.0%
Auckland International Airport Ltd.	36,238	34,360

		473,611

NORWAY 0.6%(a)
Chemicals 0.1%
Yara International ASA	14,100	310,349

Commercial Banks 0.0%
DnB NOR ASA	54,900	217,960

Diversified Telecommunication Services 0.1%
Telenor ASA	61,700	416,514

Electrical Equipment 0.0%
Renewable Energy Corp. AS*	11,233	107,666

Energy Equipment & Services 0.0%
Aker Solutions ASA	12,596	83,358

Industrial Conglomerate 0.1%
Orkla ASA	61,843	411,744

Metals & Mining 0.0%
Norsk Hydro ASA	51,938	211,750

Oil, Gas & Consumable Fuels 0.3%
StatoilHydro ASA	94,203	1,576,512

		3,335,853

PORTUGAL 0.3%(a)
Commercial Banks 0.1%
Banco Comercial Portugues SA*	179,256	204,618
Banco Espirito Santo SA	17,365	161,716

		366,334

Construction Materials 0.0%
Cimpor Cimentos de Portugal SGPS SA	11,712	56,863

Diversified Telecommunication Services 0.1%
Portugal Telecom SGPS SA	46,250	395,756

Electric Utility 0.1%
Energias de Portugal SA	126,388	475,416

2008 Annual Report 21

Statement of Investments (Continued)
December 31, 2008

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

PORTUGAL (continued)

Food & Staples Retailing 0.0%
Jeronimo Martins SGPS SA	17,429	$96,790

Media 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	13,437	69,699
Oil, Gas & Consumable Fuels 0.0%
Galp Energia SGPS SA, B Shares	15,442	155,023

Transportation Infrastructure 0.0%
BRISA — Auto Estrandas de Portugal SA	22,578	169,216

		1,785,097

SINGAPORE 1.0%(a)
Aerospace & Defense 0.0%
Singapore Technologies Engineering Ltd.	76,000	125,896

Airline 0.1%
Singapore Airlines Ltd.	39,867	313,647

Commercial Banks 0.3%
DBS Group Holdings Ltd.	85,000	500,838
Oversea-Chinese Banking Corp. Ltd.	187,000	650,418
United Overseas Bank Ltd.	91,000	822,627

		1,973,883

Distributors 0.0%
Jardine Cycle & Carriage Ltd.	7,000	46,569

Diversified Financial Services 0.1%
Singapore Exchange Ltd.	65,000	231,615

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	572,850	1,021,169

Food & Staples Retailing 0.0%
Olam International Ltd.	87,600	70,640

Food Products 0.0%
Golden Agri-Resources Ltd.	367,256	60,539
Wilmar International Ltd.	60,294	118,173

		178,712

Health Care Providers & Services 0.0%
Parkway Holdings Ltd.	67,866	58,834

Industrial Conglomerates 0.1%
Fraser and Neave Ltd.	54,745	113,226
Keppel Corp. Ltd.	96,000	291,556
SembCorp Industries Ltd.	76,000	124,019

		528,801

Machinery 0.0%
Cosco Corp. Singapore Ltd.	67,000	44,804
SembCorp Marine Ltd.	63,800	75,219

		120,023

Marine 0.0%
Neptune Orient Lines Ltd.	40,000	31,444

Media 0.1%
Singapore Press Holdings Ltd.	115,000	249,435

Real Estate Investment Trusts 0.0%
Ascendas Real Estate Investment Trust	82,000	78,911
CapitaMall Trust	91,000	101,296

		180,207

Real Estate Management & Development 0.1%
CapitaLand Ltd.	129,000	281,557
City Developments Ltd.	38,000	170,063
UOL Group Ltd.	13,000	20,240

		471,860

Road & Rail 0.0%
ComfortDelgro Corp. Ltd.	147,000	148,956

		5,751,691

SPAIN 4.4%(a)
Airline 0.0%
Iberia Lineas Aereas de Espana	35,437	99,936

Biotechnology 0.0%
Grifols SA	9,666	169,345

Commercial Banks 1.7%
Banco Bilbao Vizcaya Argentaria SA	255,727	3,168,200
Banco de Sabadell SA	68,506	468,927
Banco de Valencia SA	16,238	173,694
Banco Popular Espanol SA	58,747	509,490
Banco Santander — Continuous Exchange	561,043	5,419,459
Banco Santander SA — London Exchange	9,739	88,267
Bankinter SA	16,539	149,581

		9,977,618

Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	14,467	671,721
Fomento de Construcciones y Contratas SA	3,545	117,877
Grupo Ferrovial SA	4,815	134,298
Sacyr Vallehermoso SA	3,487	31,610

		955,506

22 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

SPAIN (continued)

Diversified Financial Services 0.0%
Criteria Caixacorp SA	61,724	$246,211

Diversified Telecommunication Services 1.2%
Telefonica SA	304,881	6,880,906

Electric Utilities 0.6%
Acciona SA	2,158	274,363
Iberdrola SA	251,113	2,340,536
RED ELECTRICA Corp. SA	8,115	413,630
Union Fenosa SA	27,199	681,405

		3,709,934

Electrical Equipment 0.1%
Gamesa Corp. Tecnologica SA	13,645	248,764

Independent Power Producers & Energy Traders 0.1%
EDP Renovaveis SA*	12,141	84,909
Iberdrola Renovables SA*	63,994	278,960

		363,869

Information Technology Services 0.0%
Indra Sistemas SA	7,589	174,169

Insurance 0.0%
Mapfre SA	53,521	182,509

Machinery 0.0%
Zardoya Otis SA	7,430	133,535

Media 0.0%
Gestevision Telecinco SA	8,431	90,807

Metals & Mining 0.0%
Acerinox SA	10,988	178,587

Natural Gas Utility 0.1%
Enagas	13,546	299,080
Gas Natural SDG SA	8,448	229,838

		528,918

Oil, Gas & Consumable Fuels 0.2%
Repsol YPF SA	52,697	1,124,965

Specialty Retail 0.1%
Inditex SA	16,214	721,942

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	18,074	323,899
Cintra Concesiones de Infraestructuras de Transporte SA	17,475	132,592
		456,491

		26,244,012

SWEDEN 1.9%(a)
Building Products 0.0%
Assa Abloy AB, Class B	23,400	272,274

Commercial Banks 0.4%
Nordea Bank AB	150,100	1,070,468
Skandinaviska Enskilda Banken AB, Class A	34,300	277,034
Svenska Handelsbanken AB, A Shares	33,700	557,585
Swedbank AB, A Shares	26,900	158,980

		2,064,067

Commercial Services & Supplies 0.0%
Securitas AB, B Shares	23,400	197,114

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	216,600	1,689,539

Construction & Engineering 0.1%
Skanska AB, B Shares	28,200	289,402

Diversified Financial Services 0.1%
Investor AB, B Shares	33,200	506,684

Diversified Telecommunication Services 0.2%
Tele2 AB, B Shares	22,800	206,443
TeliaSonera AB	163,500	823,853

		1,030,296

Health Care Equipment & Supplies 0.0%
Getinge AB, B Shares	14,278	173,349

Household Durables 0.0%
Electrolux AB, Series B	19,258	168,604
Husqvarna AB, B Shares	21,138	113,791

		282,395

Machinery 0.4%
Alfa Laval AB	28,375	253,462
Atlas Copco AB, A Shares	49,620	436,827
Atlas Copco AB, B Shares	23,855	186,882
Sandvik AB	74,170	476,685
Scania AB, B Shares	26,294	267,701
SKF AB, B Shares	28,765	292,881
Volvo AB, A Shares	25,047	144,549
Volvo AB, B Shares	80,014	455,601

		2,514,588

Media 0.0%
Modern Times Group AB, B Shares	4,027	88,212

Metals & Mining 0.0%
Ssab Svenskt Stal AB, Series A	13,691	121,482
Ssab Svenskt Stal AB, Series B	3,130	26,111

		147,593

Oil, Gas & Consumable Fuels 0.0%
Lundin Petroleum AB*	16,800	90,211

2008 Annual Report 23

Statement of Investments (Continued)
December 31, 2008

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

SWEDEN (continued)

Paper & Forest Products 0.1%
Holmen AB, Class B	4,200	$105,161
Svenska Cellulosa AB, Class B	41,788	363,026

		468,187

Specialty Retail 0.3%
Hennes & Mauritz AB, B Shares	37,125	1,477,482

Tobacco 0.0%
Swedish Match AB	19,000	274,455

		11,565,848

SWITZERLAND 8.2% (a)
Biotechnology 0.1%
Actelion Ltd.*	7,426	420,278

Building Products 0.1%
Geberit AG	2,978	322,208

Capital Markets 1.0%
Credit Suisse Group AG	79,676	2,233,830
EFG International AG	4,182	74,764
Julius Baer Holding AG	15,745	610,492
UBS AG*	218,136	3,175,081

		6,094,167

Chemicals 0.3%
Givaudan SA	491	388,150
Syngenta AG	7,379	1,434,092

		1,822,242

Computers & Peripherals 0.0%
Logitech International SA*	12,974	203,693

Construction Materials 0.2%
Holcim Ltd.	15,604	903,543

Diversified Financial Services 0.0%
Pargesa Holding SA	1,656	110,720

Diversified Telecommunication Services 0.1%
Swisscom AG	1,812	588,034

Electric Utility 0.0%
BKW FMB Energie AG	924	89,269

Electrical Equipment 0.4%
ABB Ltd.	162,009	2,471,705

Food Products 2.0%
Aryzta AG*	5,956	191,461
Lindt & Spruengli AG	46	86,106
Lindt & Spruengli AG	8	172,173
Nestle SA	284,776	11,281,370

		11,731,110

Health Care Equipment & Supplies 0.1%
Nobel Biocare Holding AG	9,021	186,360
Sonova Holding AG	3,585	217,979
Straumann Holding AG	600	106,406

		510,745

Insurance 0.7%
Baloise Holding AG	3,896	294,344
Swiss Life Holding AG	2,615	181,409
Swiss Reinsurance	25,752	1,261,496
Zurich Financial Services AG	10,718	2,342,670

		4,079,919

Life Sciences Tools & Services 0.1%
Lonza Group AG	3,588	332,789

Machinery 0.0%
OC Oerlikon Corp. AG*	516	34,522
Schindler Holding AG	3,010	138,157
Sulzer AG	2,070	119,505

		292,184

Marine 0.0%
Kuehne + Nagel International AG	4,097	265,468

Pharmaceuticals 2.8%
Novartis AG	175,800	8,808,044
Roche Holding AG	51,866	8,033,141

		16,841,185

Professional Services 0.1%
Adecco SA	9,202	315,155
SGS SA	352	368,297

		683,452

Textiles, Apparel & Luxury Goods 0.2%
Compagnie Financiere Richemont SA	39,142	746,123
Swatch Group AG — Europe Exchange	2,373	334,823
Swatch Group AG — Swiss Exchange	2,334	64,348

		1,145,294

		48,908,005

UNITED KINGDOM 19.1%(a)
Aerospace & Defense 0.4%
BAE Systems PLC	256,334	1,394,665
Cobham PLC	74,688	223,198
Meggitt PLC	50,983	118,345
Rolls-Royce Group PLC	133,519	653,003
Rolls-Royce Group PLC, C Shares*	7,637,286	10,978

		2,400,189

Airline 0.0%
British Airways PLC	43,250	114,289

24 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

UNITED KINGDOM (continued)

Auto Components 0.0%
GKN PLC	50,710	$70,588

Beverages 0.6%
Diageo PLC	185,015	2,598,984
SABMiller PLC	63,924	1,073,204

		3,672,188

Capital Markets 0.2%
3i Group PLC	28,465	111,443
ICAP PLC	39,231	165,562
Investec PLC	30,904	127,574
Man Group PLC	126,020	433,423
Schroders PLC	6,854	86,200

		924,202

Chemicals 0.1%
Johnson Matthey PLC	15,914	253,191

Commercial Banks 2.3%
Barclays PLC	591,782	1,344,727
HBOS PLC	372,345	385,348
HSBC Holdings PLC	871,521	8,527,662
Lloyds TSB Group PLC	419,254	793,337
Royal Bank of Scotland Group PLC	1,282,235	943,658
Standard Chartered PLC	137,425	1,758,068

		13,752,800

Commercial Services & Supplies 0.1%
G4S PLC	88,775	264,303
Serco Group PLC	31,483	206,039

		470,342

Construction & Engineering 0.0%
Balfour Beatty PLC	28,561	138,129

Containers & Packaging 0.0%
Rexam PLC	47,865	244,928

Diversified Financial Services 0.0%
London Stock Exchange Group PLC	11,350	85,116

Diversified Telecommunication Services 0.3%
BT Group PLC	563,251	1,132,481
Cable & Wireless PLC	183,156	414,112

		1,546,593

Electric Utilities 0.3%
British Energy Group PLC	75,395	844,665
Scottish & Southern Energy PLC	63,419	1,117,889

		1,962,554

Energy Equipment & Services 0.0%
AMEC PLC	24,704	178,299

Food & Staples Retailing 0.7%
J Sainsbury PLC	76,791	366,359
Tesco PLC	566,992	2,951,623
WM Morrison Supermarkets PLC	176,755	716,275

		4,034,257

Food Products 0.6%
Associated British Foods PLC	22,412	235,881
Cadbury PLC	99,062	875,141
Tate & Lyle PLC	34,522	201,100
Unilever PLC	94,431	2,168,532

		3,480,654

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	65,054	415,367

Hotels, Restaurants & Leisure 0.3%
Carnival PLC	12,075	266,600
Compass Group PLC	135,624	676,285
Intercontinental Hotels Group PLC	19,681	162,331
Ladbrokes PLC	46,698	125,398
Thomas Cook Group PLC	22,766	58,203
TUI Travel PLC	37,035	125,502
Whitbread PLC	13,194	175,813

		1,590,132

Household Durables 0.0%
Berkeley Group Holdings PLC*	6,271	79,503

Household Products 0.3%
Reckitt Benckiser Group PLC	43,940	1,646,072

Independent Power Producers & Energy Traders 0.1%
Drax Group PLC	25,065	203,422
International Power PLC	110,570	385,212

		588,634

Industrial Conglomerates 0.1%
Smiths Group PLC	28,599	367,406
Tomkins PLC	67,817	122,072

		489,478

Information Technology Services 0.0%
Logica PLC	110,253	110,811

Insurance 0.7%
Admiral Group PLC	11,493	151,670
Aviva PLC	193,638	1,096,980
Friends Provident PLC	173,755	222,044
Legal & General Group PLC	442,498	494,468
Old Mutual PLC	369,787	297,142
Prudential PLC	181,476	1,101,334
RSA Insurance Group PLC	239,024	476,191
Standard Life PLC	149,324	435,801

		4,275,630

2008 Annual Report 25

Statement of Investments (Continued)
December 31, 2008

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED KINGDOM (continued)

Internet & Catalog Retail 0.0%
Home Retail Group PLC	66,068	$203,864

Machinery 0.0%
IMI PLC	24,846	98,665
Invensys PLC*	52,291	132,124

		230,789

Media 0.5%
British Sky Broadcasting Group PLC	83,617	590,353
Daily Mail & General Trust, Class A	19,768	77,994
ITV PLC	253,264	146,093
Pearson PLC	59,436	560,069
Reed Elsevier PLC	80,732	592,578
Thomson Reuters PLC	13,922	310,156
United Business Media Ltd.	17,984	132,841
WPP PLC	81,893	478,739

		2,888,823

Metals & Mining 1.3%
Anglo American PLC	96,097	2,242,087
Antofagasta PLC	26,123	163,597
BHP Billiton PLC	160,342	3,109,170
Eurasian Natural Resources Corp.	19,106	91,396
Kazakhmys PLC	14,332	48,910
Lonmin PLC	11,046	147,193
Rio Tinto PLC	72,462	1,610,190
Vedanta Resources PLC	10,731	96,337
Xstrata PLC	46,219	432,383

		7,941,263

Multi-Utility 0.6%
Centrica PLC	369,329	1,421,500
National Grid PLC	180,797	1,786,101
United Utilities Group PLC	50,108	454,871

		3,662,472

Multiline Retail 0.1%
Marks & Spencer Group PLC	116,850	366,182
Next PLC	14,845	233,219

		599,401

Oil, Gas & Consumable Fuels 4.5%
BG Group PLC	242,970	3,362,268
BP PLC	1,360,814	10,502,153
Cairn Energy PLC*	9,666	283,031
Royal Dutch Shell PLC, A Shares	256,052	6,725,636
Royal Dutch Shell PLC, B Shares	197,039	4,993,412
Tullow Oil PLC	52,701	504,447

		26,370,947

Pharmaceuticals 2.0%
AstraZeneca PLC	105,748	4,325,140
GlaxoSmithKline PLC	381,100	7,085,872
Shire PLC	41,126	605,637

		12,016,649

Professional Services 0.1%
Capita Group PLC (The)	44,436	476,551
Hays PLC	90,455	91,380

		567,931

Real Estate Investment Trusts 0.2%
British Land Co. PLC	37,711	302,076
Hammerson PLC	21,481	166,363
Land Securities Group PLC	34,538	464,228
Liberty International PLC	18,790	130,064
Segro PLC	33,235	118,457

		1,181,188

Road & Rail 0.1%
Firstgroup PLC	35,842	226,613
National Express Group PLC	7,504	53,947
Stagecoach Group PLC	40,577	83,444

		364,004

Software 0.0%
Sage Group PLC (The)	97,310	240,897

Specialty Retail 0.1%
Carphone Warehouse Group PLC	30,794	40,345
Kingfisher PLC	174,656	343,975

		384,320

Textiles, Apparel & Luxury Goods 0.0%
Burberry Group PLC	33,047	106,971

Tobacco 0.9%
British American Tobacco PLC	136,344	3,555,918
Imperial Tobacco Group PLC	73,938	1,974,476

		5,530,394

Trading Companies & Distributors 0.1%
Bunzl PLC	24,451	208,598
Wolseley PLC	48,986	272,812

		481,410

Water Utility 0.1%
Severn Trent PLC	17,437	302,113

Wireless Telecommunication Services 1.3%
Vodafone Group PLC	3,829,668	7,839,914

		113,437,296

26 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

UNITED STATES 0.1%(a)
Health Care Equipment & Supplies 0.1%
Synthes, Inc.	4,420	$560,719

Total Common Stocks (cost $885,317,646)		572,383,343

Preferred Stocks 0.4% (a)

GERMANY 0.4%
Automobiles 0.2%
Bayerische Motoren Werke AG	2,303	45,628
Porsche Automobil Holding SE	6,503	517,686
Volkswagen AG	7,454	410,625

		973,939

Health Care Equipment & Supplies 0.1%
Fresenius SE	6,050	349,372

Household Products 0.1%
Henkel AG & Co. KGaA	13,308	423,704

Multi-Utility 0.0%
RWE AG	2,264	172,055

		1,919,070

ITALY 0.0%
Insurance 0.0%
Unipol Gruppo Finanziario SpA	53,642	59,128

		59,128

Total Preferred Stocks (cost $3,574,959)		1,978,198

Exchange Traded Fund 0.6%

UNITED STATES 0.6%
Equity Fund 0.6%
iShares MSCI EAFE Index Fund	79,075	3,547,304

Total Exchange Traded Fund (cost $5,309,409)		3,547,304

Rights 0.0%

BELGIUM 0.0% (a) (b)
Diversified Financial Services 0.0%
Fortis (b)	162,229	0

SINGAPORE 0.0% (a)
Commercial Banks 0.0%
DBS Group Holdings Ltd.	42,500	88,523

Total Rights (cost $184,097)		88,523

Warrants 0.0% (a) (b)

	Shares	Market Value

JAPAN 0.0%
Metals & Mining 0.0%
Dowa Holdings Co. Ltd., expiring 01/29/10 (b)	1,000	0

Total Warrants (Cost —)		0

Repurchase Agreement 1.2%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $7,169,207, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09-06/24/09; total market value of $7,312,579	$7,169,195	7,169,195

Total Repurchase Agreement (cost $7,169,195)		7,169,195

Total Investments (cost $901,555,306) (c) — 98.7%		585,166,563

Other assets in excess of liabilities — 1.3%		7,882,930

NET ASSETS — 100.0%		$593,049,493

(a)	Fair Valued Security.

(b)	Illiquid security.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AB	Stock Company

AE	Limited company

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA	Limited partnership with shares

FDR	Fiduciary Depositary Receipts

KGaA	Limited partnership with shares

KK	Joint Stock Company

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

PPS	Price Protected Shares

2008 Annual Report 27

Statement of Investments (Continued)
December 31, 2008

NVIT International Index Fund (Continued)

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SC	Partnership with full liability

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SDR	Swedish Depositary Receipts

SE	Sweden

SGPS	Holding Enterprise

SpA	Limited share company

At December 31, 2008, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation/
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

22	S&P SPI 200 IDX	03/19/09	$1,436,029	$73,469
159	DJ Euro STOXX 50	03/20/09	5,414,327	(44,013)
47	FTSE 100	03/20/09	2,965,790	79,181
41	TOPIX INDX	03/30/09	3,899,592	190,254
40	OMSX30 INDX	01/31/09	333,523	(7,311)
3	HANG SENG IDX	01/31/09	278,806	8,705
2	CAC40 10	03/20/09	89,759	(106)
2	DAX INDX	03/31/09	335,972	3,070

			$14,753,798	$303,249

At December 31, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

					Net
		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	02/12/09	(144,600)	$(93,438)	$(100,303)	$(6,865)
Swiss Franc	02/12/09	(201,500)	(169,472)	(189,509)	(20,037)
Euro	02/12/09	(724,100)	(926,959)	(1,004,594)	(77,635)
British Sterling Pound	02/12/09	(521,800)	(781,869)	(749,099)	32,770
Japanese Yen	02/12/09	(30,764,900)	(324,077)	(339,792)	(15,715)

Total Short Contracts			$(2,295,815)	$(2,383,297)	$(87,482)

Long Contracts:
Australian Dollar	02/12/09	1,100,400	731,694	763,300	31,606
Swiss Franc	02/12/09	201,500	170,040	189,509	19,469
Euro	02/12/09	3,566,200	4,581,534	4,947,637	366,103
British Sterling Pound	02/12/09	1,383,100	2,104,063	1,985,585	(118,478)
Japanese Yen	02/12/09	249,019,700	2,635,571	2,750,371	114,800
Swedish Krone	02/12/09	1,487,400	185,605	188,073	2,468

Total Long Contracts			$10,408,507	$10,824,475	$415,968

The accompanying notes are an integral part of these financial statements.

28 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT
International Index
Fund

Assets:
Investments, at value (cost $894,386,111)	$577,997,368
Repurchase agreement, at value and cost	7,169,195

Total Investments	585,166,563

Deposits with broker for futures	1,995,420
Foreign currencies, at value (cost $4,983,494)	5,013,391
Interest and dividends receivable	826,282
Receivable for capital shares issued	205,837
Unrealized appreciation on forward foreign currency contracts	582,305
Reclaims receivable	202,891
Receivable from adviser	47,779
Receivable for variation margin on futures contracts	508,860
Receivable from sub-administrator	2,331
Prepaid expenses and other assets	834

Total Assets	594,552,493

Liabilities:
Cash overdraft	452,017
Payable for investments purchased	509,886
Unrealized depreciation on forward foreign currency contracts	253,819
Payable for capital shares redeemed	248
Accrued expenses and other payables:
Investment advisory fees	127,347
Fund administration fees	23,587
Distribution fees	7,443
Administrative services fees	3,286
Custodian fees	7,452
Trustee fees	5,393
Compliance program costs (Note 3)	11,005
Professional fees	31,608
Printing fees	3,053
Other	66,856

Total Liabilities	1,503,000

Net Assets	$593,049,493

Represented by:
Capital	$920,025,018
Accumulated undistributed net investment income	56,050
Accumulated net realized losses from investment transactions, futures and foreign currency transactions	(11,279,882)
Net unrealized appreciation/(depreciation) from investments	(316,388,743)
Net unrealized appreciation/(depreciation) from futures	303,249
Net unrealized appreciation/(depreciation) from foreign currency contracts	328,486
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	5,315

Net Assets	$593,049,493

Net Assets:
Class II Shares	$8,121,114
Class VI Shares	1,258,425
Class VIII Shares	8,345,491
Class Y Shares (a)	575,324,463

Total	$593,049,493

(a)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 29

Statement of Assets and Liabilities (Continued)

NVIT
International Index
Fund

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	1,255,656
Class VI Shares	194,738
Class VIII Shares	1,291,209
Class Y Shares (a)	88,798,935

Total	91,540,538

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$6.47
Class VI Shares	$6.46
Class VIII Shares	$6.46
Class Y Shares (a)	$6.48

(a)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

30 Annual Report 2008

Statement of Operations
For the Year Ended December 31, 2008

NVIT
International Index
Fund

INVESTMENT INCOME:
Interest income	$188,126
Dividend income	16,183,861
Foreign tax withholding	(1,214,804)

Total Income	15,157,183

EXPENSES:
Investment advisory fees	1,278,574
Fund administration fees	222,557
Distribution fees Class II Shares	35,779
Distribution fees Class VI Shares	4,194
Distribution fees Class VII Shares	4
Distribution fees Class VIII Shares	52,503
Administrative services fees Class II Shares	25,541
Administrative services fees Class VI Shares	4,501
Custodian fees	24,790
Trustee fees	16,827
Compliance program costs (Note 3)	11,846
Professional fees	81,102
Printing fees	30,668
Other	137,581

Total expenses before earnings credit and expenses reimbursed	1,926,467
Earnings credit (Note 5)	(1,125)
Expenses reimbursed by sub-administrator	(2,331)
Expenses reimbursed by Adviser	(59,094)

Net Expenses	1,863,917

NET INVESTMENT INCOME	13,293,266

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(7,348,529)
Net realized losses from futures transactions	(3,449,320)
Net realized losses from foreign currency transactions	(1,105,709)

Net realized losses from investment transactions, futures and foreign currency transactions	(11,903,558)

Net change in unrealized appreciation/(depreciation) from investments	(320,354,624)
Net change in unrealized appreciation/(depreciation) from futures	342,445
Net change in unrealized appreciation/(depreciation) from foreign currency contracts	200,433
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	14,003

Net change in unrealized appreciation/(depreciation) from investments, futures, foreign currency contracts and translations of assets and liabilities denominated in foreign currencies	(319,797,743)

Net realized/unrealized losses from investments, futures, foreign currency contracts and translations of assets and liabilities denominated in foreign currencies	(331,701,301)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(318,408,035)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 31

Statements of Changes in Net Assets

	NVIT International Index Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$13,293,266	$2,221,842
Net realized gains (losses) from investment, futures and foreign currency translations	(11,903,558)	325,499
Net change in unrealized appreciation/(depreciation) from investments, futures, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(319,797,743)	534,048

Change in net assets resulting from operations	(318,408,035)	3,081,389

Distributions to Shareholders From:
Net investment income:
Class II	(262,067)	(183,464)
Class VI	(34,730)	(17,168)
Class VII (b)	(14)	(17)
Class VIII	(230,645)	(145,849)
Class Y (c)	(11,659,885)	(1,838,567)
Net realized gains:
Class II	(19,199)	(34,935)
Class VI	(2,608)	(2,261)
Class VII (b)	(2)	(3)
Class VIII	(17,043)	(20,711)
Class Y (c)	(820,998)	(116,262)

Change in net assets from shareholder distributions	(13,047,191)	(2,359,237)

Change in net assets from capital transactions	623,725,789	250,761,167

Change in net assets	292,270,563	251,483,319

Net Assets:
Beginning of year	300,778,930	49,295,611

End of year	$593,049,493	$300,778,930

Accumulated undistributed net investment income at end of year	$56,050	$38,247

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$4,431,413	$21,109,919
Dividends reinvested	281,266	218,399
Cost of shares redeemed	(7,681,038)	(2,236,229)

	(2,968,359)	19,092,089

Class VI Shares
Proceeds from shares issued	1,156,766	1,473,005
Dividends reinvested	37,338	19,429
Cost of shares redeemed (a)	(683,173)	(140,729)

	510,931	1,351,705

(a)	Includes redemption fees — see Note 4 to Financial Statements.

(b)	Effective December 3, 2008, the Fund ceased offering Class VII Shares.

(c)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

32 Annual Report 2008

	NVIT International Index Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

CAPITAL TRANSACTIONS: (continued)
Class VII Shares (b)
Proceeds from shares issued	$–	$–
Dividends reinvested	16	20
Cost of shares redeemed	(660)	–

	(644)	20

Class VIII Shares
Proceeds from shares issued	4,363,020	13,026,433
Dividends reinvested	247,688	166,560
Cost of shares redeemed (a)	(5,353,702)	(2,483,557)

	(742,994)	10,709,436

Class Y Shares (c)
Proceeds from shares issued	620,077,009	217,653,254
Dividends reinvested	12,480,883	1,954,800
Cost of shares redeemed	(5,631,037)	(137)

	626,926,855	219,607,917

Change in net assets from capital transactions	$623,725,789	$250,761,167

SHARE TRANSACTIONS:
Class II Shares
Issued	506,016	1,779,676
Reinvested	32,148	18,711
Redeemed	(893,626)	(187,370)

	(355,462)	1,611,017

Class VI Shares
Issued	110,865	127,700
Reinvested	4,388	1,675
Redeemed	(70,249)	(12,055)

	45,004	117,320

Class VII Shares (b)
Issued	–	–
Reinvested	1	2
Redeemed	(104)	–

	(103)	2

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

(b)	Effective December 3, 2008, the Fund ceased offering Class VII Shares.

(c)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 33

Statements of Changes in Net Assets (Continued)

	NVIT International Index Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

SHARE TRANSACTIONS: (continued)
Class VIII Shares
Issued	467,932	1,106,902
Reinvested	28,981	14,372
Redeemed	(573,758)	(218,981)

	(76,845)	902,293

Class Y Shares (c)
Issued	65,094,524	18,477,857
Reinvested	1,576,384	167,999
Redeemed	(574,312)	(11)

	66,096,596	18,645,845

Total change in shares	65,709,190	21,276,477

(c)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

34 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT International Index Fund

		Operations			Distributions							Ratio / Supplemental Data

			Net Realized												Ratio of
			and											Ratio of Net	Expenses
	Net Asset		Unrealized										Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset			Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total		at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)		Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class II Shares
Year Ended December 31, 2008 (e)	$11.63	0.28	(5.25)	(4.97)	(0.18)	(0.01)	(0.19)	–	$6.47	(43	.11)%	$8,121,114	0.80%	3.01%	0.80%	5.50%
Year Ended December 31, 2007	$10.82	0.17	0.86	1.03	(0.19)	(0.03)	(0.22)	–	$11.63	9.40%		$18,733,442	0.76%	1.63%	0.78%	36.09%
Period Ended December 31, 2006 (f)	$10.00	0.12	0.82	0.94	(0.12)	–	(0.12)	–	$10.82	9.57%		$1,095	0.76%	1.83%	1.29%	10.94%

Class VI Shares
Year Ended December 31, 2008 (e)	$11.62	0.26	(5.23)	(4.97)	(0.18)	(0.01)	(0.19)	–	$6.46	(43	.11)%	$1,258,425	0.75%	2.93%	0.89%	5.50%
Year Ended December 31, 2007	$10.81	0.19	0.84	1.03	(0.19)	(0.03)	(0.22)	–	$11.62	9.50%		$1,739,262	0.80%	1.97%	0.88%	36.09%
Period Ended December 31, 2006 (f)	$10.00	0.07	0.86	0.93	(0.12)	–	(0.12)	–	$10.81	9.42%		$350,392	0.76%	1.25%	1.13%	10.94%

Class VIII Shares
Year Ended December 31, 2008 (e)	$11.61	0.28	(5.24)	(4.96)	(0.18)	(0.01)	(0.19)	–	$6.46	(43	.09)%	$8,345,491	0.76%	3.00%	0.77%	5.50%
Year Ended December 31, 2007	$10.80	0.18	0.83	1.01	(0.17)	(0.03)	(0.20)	–	$11.61	9.39%		$15,887,449	0.82%	1.87%	0.91%	36.09%
Period Ended December 31, 2006 (f)	$10.00	0.07	0.85	0.92	(0.12)	–	(0.12)	–	$10.80	9.30%		$5,030,724	0.88%	0.98%	1.35%	10.94%

Class Y Shares (g)
Year Ended December 31, 2008 (e)	$11.65	0.24	(5.18)	(4.94)	(0.22)	(0.01)	(0.23)	–	$6.48	(42	.87)%	$575,324,463	0.37%	2.85%	0.38%	5.50%
Year Ended December 31, 2007	$10.83	0.20	0.87	1.07	(0.22)	(0.03)	(0.25)	–	$11.65	9.89%		$264,417,580	0.36%	2.15%	0.44%	36.09%
Period Ended December 31, 2006 (f)	$10.00	0.14	0.83	0.97	(0.14)	–	(0.14)	–	$10.83	9.83%		$43,912,307	0.37%	2.21%	0.62%	10.94%
Amounts designated as “-” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Net investment income (loss) is based on average shares outstanding during the period.
(f)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.
(g)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 35

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Jefferson National Life Insurance Company and Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT International Index Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

36 Annual Report 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

2008 Annual Report 37

Notes to Financial Statements (Continued)
December 31, 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$3,547,304	$303,249	$581,524,552	$328,486	$94,707	$—	$585,166,563	$631,735

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments*

Balance as of 12/31/2007	$—	$—

Accrued Accretion/(Amortization)	—	—

Change in Unrealized Appreciation/(Depreciation)	—	—

Net Purchase/(Sales)	—	—

Transfers In/(Out) of Level 3	94,707	—

Balance as of 12/31/2008	$94,707	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

38 Annual Report 2008

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications

2008 Annual Report 39

Notes to Financial Statements (Continued)
December 31, 2008

have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable periods 2006 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. BlackRock Investment Management, LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

40 Annual Report 2008

Fee Schedule	Total Fees

Up to $1.5 billion	0.27%

of $1.5 billion up to $3 billion	0.26%

$3 billion or more	0.25%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $491,464 for the year ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.37% for the Fund’s Class II, Class VI, Class VIII and Class Y shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount	Amount	Amount
Fiscal Year	Fiscal Year	Fiscal Year
2006	2007	2008

$73,132	$85,973	$59,094

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund,

2008 Annual Report 41

Notes to Financial Statements (Continued)
December 31, 2008

the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II, Class VI and Class VIII shares of the Fund. These fees are based on average daily net assets of Class II, Class VI and Class VIII shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class II, Class VI, Class VII and Class VIII of the Fund.

For the year ended December 31, 2008, NFS received $42,630 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $11,846.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI and Class VIII shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI and Class VIII shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI and Class VIII shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $109 and $2,875, respectively, from Class VI and Class VIII.

For the year ended December 31, 2007, the Fund had contributions to capital due to redemption fees in the amount of $4,270 from Class VI.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment

42 Annual Report 2008

fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $637,636,487 and sales of $26,360,617.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

2008 Annual Report 43

Notes to Financial Statements (Continued)
December 31, 2008

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

10. Other

On December 3, 2008, the Board of Trustees approved the discontinuance of the Fund’s Class VII shares.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

11. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$12,700,793	$346,398	$13,047,191	$—	$13,047,191

2007	2,359,237	—	2,359,237	—	2,359,237

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$426,435	$—	$426,435	$—	$(10,697,985)	$(316,703,975)	$(326,975,525)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

44 Annual Report 2008

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$902,179,103	$5,644,438	$(322,656,978)	$(317,012,540)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$2,921,011	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $7,776,974.

2008 Annual Report 45

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT International Index Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

46 Annual Report 2008

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

The Fund intends to designate $346,398 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on December 31, 2008 are $0.11 and $0.01, respectively. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record dates.

2008 Annual Report 47

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

48 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 49

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

50 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 51

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

52 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 53

NVIT Investor Destinations Aggressive Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

11	Statement of Investments

12	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-ID-AG (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable, escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

The NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The objective is to reduce long-term risk and capture potential profits across various asset classes. Remember, asset allocation does not ensure a profit nor protect against losses. The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations.

Day-to-day market activity will likely cause the Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of each Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected and individuals cannot invest directly in an index.

The Fund’s composite benchmark consists of 95% Standard & Poor’s 500® Index and 5% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Index).

Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Index): An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331.
Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG).Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

There is no assurance that a diversified portfolio will produce better results than a nondiversified portfolio.

2 Annual Report 2008

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

2008 Annual Report 3

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

4 Annual Report 2008

NVIT Investor Destinations Aggressive Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Investor Destinations Aggressive Fund (Class II at NAV) registered -36.84% versus -35.18% for its composite benchmark, which consists of 95% Standard & Poor’s 500® (S&P 500) Index and 5% Barclays Capital (BARCAP) U.S. Aggregate Bond Index. For broader comparison, the average return for the Fund’s Lipper peer category of Global Core Funds (consisting of 38 funds as of December 31, 2008) was -39.72% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

Only one of the Fund’s underlying investments – the NVIT Bond Index Fund, which seeks to closely track the performance of the BARCAP U.S. Aggregate Bond Index – posted a positive return, gaining 4.74% during the reporting period. Among the best-performing sectors within the BARCAP U.S. Aggregate Bond Index in 2008 were U.S. Treasury securities and Agency mortgage-backed securities, which posted gains of 13.7% and 8.3%, as measured by their respective BARCAP indexes. Other bond market sectors, however, performed relatively poorly. Most notable was the investment-grade (high-quality) corporate bond sector, which dropped -4.9% during the reporting period.

What areas of investment detracted from Fund performance?

The steep declines posted by the Fund’s largest positions – the NVIT S&P 500 Index Fund, which registered -37.15%, as well as the combination of the Nationwide International Index Fund, with -42.17%, and the NVIT International Index Fund, with -42.87% – proved to be the largest negative contributors to overall Fund performance during the reporting period.

The S&P 500 Index declined -37.0% during the reporting period, and all 10 sectors within the S&P 500 Index recorded negative performance. The three worst-performing sectors were financials, with -55.3%; materials, with -45.7%; and information technology, with -43.1%. Traditionally defensive sectors led the way in 2008; the best relative performers within the Index were consumer staples, with -15.4%, and health care, with -22.8%. At its lowest point during the reporting period, the S&P 500 Index was down 52% from its high, set back in October 2007.

On the international front, all 10 sectors and 21 countries represented in the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index registered negative performance during the reporting period. Among the weakest-performing major-country markets (in U.S. dollar terms) were the United Kingdom, with -48.3%; Germany, with -45.9%; and France, with -43.3%. Three smaller developed-country markets – Belgium, Greece and Norway – each declined in excess of 60%. Japan, with -29.2%, posted the best relative performance for a major-country market.

What is your outlook for the near term?

We have experienced unprecedented market declines during the reporting period. Governments around the world have come to the rescue of some of the largest and best-known financial firms. The fourth quarter of 2008 witnessed particularly steep market declines and volatility that was at or near all-time high levels. The U.S. economy has slowed dramatically since 2007 and, given the continuing crisis in the equity and credit markets, the investing outlook for the near term is relatively bleak. As a result, many individual investors are extremely frustrated by their recent investment losses and confused as to how best to invest for their future.

We believe the current market turbulence underscores the critical importance of investing for the long term in a broadly diversified solution. The Investor Destinations Funds seek to achieve higher risk-adjusted returns over time than those that could be achieved with a less diversified portfolio of investments by combining underlying investments in major asset classes that typically behave differently under various market conditions. We believe this particular Fund’s substantial equity-oriented allocations across U.S. and international markets could position it to deliver potentially strong risk-adjusted returns for the investor who is willing to take on relatively high levels of risk and to stay invested over the long term.

2008 Annual Report 5

The table below lists the target allocation as of December 31, 2008, for each of the Fund’s underlying investments and how each underlying fund performed during the reporting period.

NVIT Investor Destinations Aggressive Fund
Performance of Underlying Investments for Period Ended December 31, 2008

			1-year	5-year	Since	Inception
Asset Class	Underlying Investment	Target Allocation*	Return	Return	Inception	Date

Large-Cap Stocks	NVIT S&P 500 Index Fund	40.0%	-37.15%	N/A	-11.45%	4/28/2006

International	Nationwide International Index Fund	30.0%	-42.17%	1.93%	-1.87%	12/29/1999
Stocks	NVIT International Index Fund		-42.87%	N/A	-12.97%	4/28/2006

Mid-Cap Stocks	NVIT Mid-Cap Index Fund	15.0%	-36.38%	N/A	-12.41%	4/28/2006

Small-Cap Stocks	NVIT Small Cap Index Fund	10.0%	-34.01%	N/A	-24.26%	4/13/2007

Bonds	NVIT Bond Index Fund	5.0%	4.74%	N/A	5.74%	4/20/2007

*	Target allocations for each underlying investment are as of December 31, 2008. Due primarily to market activity, actual allocations may vary.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Performance shown is for Class Y shares for each underlying investment except the Nationwide International Index Fund (Institutional shares). Performance returns assume the reinvestment of all distributions.

Portfolio Manager:
Thomas R. Hickey, Jr.

6 Annual Report 2008

Fund Performance	NVIT Investor Destinations Aggressive Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Expense
	1 Yr.	5 Yr.	Inception[2]	Ratio*

Class II3	-36.84%	-0.76%	0.67%	0.84%

Class VI4	-36.89%	-0.73%	0.69%	0.83%

*	As of December 31, 2007. Expenses also include underlying fund expenses. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on December 12, 2001.

[3]	As of April 30, 2004, all existing shares were designated Class II shares.

[4]	These returns were achieved prior to the creation of Class VI (April 30, 2004) shares and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Nationwide NVIT Investor Destinations Aggressive Fund versus performance of the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index)(a), S&P 500 Index(b), the Aggressive Composite Index(c) and The Consumer Price Index (CPI)(d) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(b)	S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

(c)	The Aggressive Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Aggressive Composite is a combination of the S&P 500 Index (95%) and the Barclays Capital U.S. Aggregate Bond Index (5%).

2008 Annual Report 7

Fund Performance	NVIT Investor Destinations Aggressive Fund
Continued

(d)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

8 Annual Report 2008

Shareholder	NVIT Investor Destinations Aggressive Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 December 31, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Investor Destinations			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Aggressive Fund			07/01/08	12/31/08	07/01/08 – 12/31/08[a]	07/01/08 - 12/31/08[a]

Class II	Actual		1,000.00	700.90	2.57	0.60
	Hypothetical	[b]	1,000.00	1,022.12	3.05	0.60

Class VI	Actual		1,000.00	700.20	2.61	0.61
	Hypothetical	[b]	1,000.00	1,022.07	3.11	0.61

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Annual Report 9

Portfolio Summary	NVIT Investor Destinations Aggressive Fund
December 31, 2008 (Unaudited)

Asset Allocation

Equity Funds	93.8%
Fixed Income Fund	6.3%
Liabilities in excess of other assets	(0.1%	)

	100.0%

Top Holdings

NVIT S&P 500 Index Fund, Class Y	40.2%
NVIT International Index Fund, Class Y	18.1%
NVIT Mid Cap Index Fund, Class Y	14.2%
Nationwide International Index Fund, Institutional Class	12.0%
NVIT Small Cap Index Fund, Class Y	9.3%
NVIT Bond Index Fund, Class Y	6.3%
Other	(0.1%	)

	100.0%

10 Annual Report 2008

Statement of Investments
December 31, 2008

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.1% (a)

	Shares	Market Value

Equity Funds 93.8%
Nationwide International Index Fund, Institutional Class	9,421,668	$53,326,644
NVIT International Index Fund, Class Y	12,400,556	80,355,602
NVIT Mid Cap Index Fund, Class Y	5,612,049	63,135,551
NVIT S&P 500 Index Fund, Class Y	28,518,499	179,096,173
NVIT Small Cap Index Fund, Class Y	6,919,364	41,516,186

		417,430,156

Fixed Income Fund 6.3%
NVIT Bond Index Fund, Class Y	2,790,589	28,157,048

Total Mutual Funds (cost $706,735,285)		445,587,204

Total Investments (cost $706,735,285) (b) — 100.1%		445,587,204

Liabilities in excess of other assets — (0.1)%		(266,763)

NET ASSETS — 100.0%		$445,320,441

(a)	Investments in affiliates.

(b)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Assets and Liabilities
December 31, 2008

NVIT Investor
Destinations
Aggressive Fund

Assets:
Investments in affiliates, at value (cost $706,735,285)	$445,587,204
Receivable for capital shares issued	73,428
Receivable for investments sold	154,976
Prepaid expenses and other assets	2,066

Total Assets	445,817,674

Liabilities:
Payable for capital shares redeemed	228,404
Accrued expenses and other payables:
Investment advisory fees	47,028
Distribution fees	90,438
Administrative services fees	57,672
Custodian fees	8,493
Trustee fees	4,230
Compliance program costs (Note 3)	8,631
Professional fees	24,277
Printing fees	19,035
Other	9,025

Total Liabilities	497,233

Net Assets	$445,320,441

Represented by:
Capital	$681,724,156
Accumulated net realized gains from investment transactions	24,744,366
Net unrealized appreciation/(depreciation) from investments in affiliates	(261,148,081)

Net Assets	$445,320,441

Net Assets:
Class II Shares	$439,636,912
Class VI Shares	5,683,529

Total	$445,320,441

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	63,838,610
Class VI Shares	829,485

Total	64,668,095

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$6.89
Class VI Shares	$6.85

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Operations
For the Year Ended December 31, 2008

NVIT Investor
Destinations
Aggressive Fund

INVESTMENT INCOME:
Interest income	$1,093
Dividend income from affiliates	14,013,812

Total Income	14,014,905

EXPENSES:
Investment advisory fees	814,093
Distribution fees Class II Shares	1,542,114
Distribution fees Class VI Shares	23,455
Administrative services fees Class II Shares	926,965
Administrative services fees Class VI Shares	14,338
Custodian fees	27,223
Trustee fees	18,289
Compliance program costs (Note 3)	8,373
Professional fees	90,656
Printing fees	70,611
Other	45,026

Total expenses before earnings credit	3,581,143
Earnings credit (Note 5)	(1,060)

Net Expenses	3,580,083

NET INVESTMENT INCOME	10,434,822

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	1,240,465
Net realized gain distributions from underlying affiliated funds	12,067,876

Net realized gains from investment transactions with affiliated funds	13,308,341

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(295,572,804)

Net realized/unrealized losses from investments	(282,264,463)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(271,829,641)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statements of Changes in Net Assets

	NVIT Investor Destinations Aggressive Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$10,434,822	$12,493,592
Net realized gains from investment transactions	13,308,341	109,250,766
Net change in unrealized appreciation / (depreciation) from investments	(295,572,804)	(77,857,987)

Change in net assets resulting from operations	(271,829,641)	43,886,371

Distributions to Shareholders From:
Net investment income:
Class II	(12,818,974)	(14,846,380)
Class VI	(180,634)	(261,717)
Net realized gains:
Class II	(105,725,282)	(24,266,362)
Class VI	(1,388,207)	(371,136)

Change in net assets from shareholder distributions	(120,113,097)	(39,745,595)

Change in net assets from capital transactions	61,073,393	33,061,009

Change in net assets	(330,869,345)	37,201,785

Net Assets:
Beginning of year	776,189,786	738,988,001

End of year	$445,320,441	$776,189,786

Accumulated undistributed net investment income at end of period	$—	$574,796

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$34,063,023	$66,338,718
Dividends reinvested	118,544,256	39,112,645
Cost of shares redeemed	(88,797,307)	(74,888,764)

Total Class II	63,809,972	30,562,599

Class VI Shares
Proceeds from shares issued	2,774,653	7,668,215
Dividends reinvested	1,568,841	632,850
Cost of shares redeemed (a)	(7,080,073)	(5,802,655)

Total Class VI	(2,736,579)	2,498,410

Change in net assets from capital transactions	$61,073,393	$33,061,009

SHARE TRANSACTIONS:
Class II Shares
Issued	3,057,122	4,767,455
Reinvested	12,991,699	2,809,637
Redeemed	(8,262,611)	(5,382,201)

Total Class II Shares	7,786,210	2,194,891

Class VI Shares
Issued	234,433	551,001
Reinvested	172,359	45,661
Redeemed	(601,358)	(418,043)

Total Class VI Shares	(194,566)	178,619

Total change in shares	7,591,644	2,373,510

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Investor Destinations Aggressive Fund

		Operations			Distributions							Ratios / Supplemental Data

			Net														Ratio of
	Net		Realized												Ratio of Net		Expenses
	Asset		and										Ratio of		Investment		(Prior to
	Value,		Unrealized						Net			Net	Expenses		Income		Reimbursements)
	Beginning	Net	Gains	Total	Net	Net			Asset			Assets	to Average		to Average		to Average
	of	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total		at End	Net		Net		Net		Portfolio
	Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return		of Period	Assets		Assets		Assets (e)		Turnover (c)

Class II Shares
Year Ended December 31, 2008	$13.60	0.19	(4.68)	(4.49)	(0.23)	(1.99)	(2.22)	–	$6.89	(36.84%)		$439,636,912	0.57%		1.67%		0.57%		21.38%
Year Ended December 31, 2007	$13.51	0.22	0.59	0.81	(0.27)	(0.45)	(0.72)	–	$13.60	5.96%		$762,322,072	0.56%		1.60%		0.56%		76.72%
Year Ended December 31, 2006	$11.97	0.20	1.78	1.98	(0.26)	(0.18)	(0.44)	–	$13.51	16.87%		$727,598,847	0.57%		1.56%		0.57%		7.82%
Year Ended December 31, 2005	$11.52	0.22	0.68	0.90	(0.22)	(0.23)	(0.45)	–	$11.97	7.93%		$577,843,437	0.56%		2.04%		0.56%		9.12%
Year Ended December 31, 2004 (d)	$10.49	0.17	1.28	1.45	(0.17)	(0.25)	(0.42)	–	$11.52	14.03%		$332,097,057	0.56%		2.13%		0.56%		18.26%

Class VI Shares
Year Ended December 31, 2008	$13.54	0.19	(4.66)	(4.47)	(0.23)	(1.99)	(2.22)	–	$6.85	(36.89%)		$5,683,529	0.57%		1.55%		0.57%		21.38%
Year Ended December 31, 2007	$13.47	0.24	0.57	0.81	(0.29)	(0.45)	(0.74)	–	$13.54	5.97%		$13,867,714	0.55%		1.80%		0.55%		76.72%
Year Ended December 31, 2006	$11.96	0.20	1.77	1.97	(0.28)	(0.18)	(0.46)	–	$13.47	16.92%		$11,389,154	0.56%		1.72%		0.56%		7.82%
Year Ended December 31, 2005	$11.52	0.23	0.68	0.91	(0.24)	(0.23)	(0.47)	–	$11.96	7.95%		$7,302,958	0.51%		3.82%		0.51%		9.12%
Period Ended December 31, 2004 (f)	$10.52	0.17	1.15	1.32	(0.17)	(0.15)	(0.32)	–	$11.52	12	.58%(a)	$440,478	0	.41%(b)	3	.59%(b)	0	.41%(b)	18.26%
Amounts designated as “-” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	On April 30, 2004, the existing shares of the Fund were renamed Class II Shares.
(e)	There were no fee reductions during the period.
(f)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Investor Destinations Aggressive Fund (the “Fund”) (formerly “Nationwide NVIT Investor Destinations Aggressive Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Fixed Interest Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

16 Annual Report 2008

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by the Money Market Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$445,587,204	$—	$—	$—	$—	$—	$445,587,204	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of December 31, 2008, the Fund did not hold any repurchase agreements.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency

18 Annual Report 2008

relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(f)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Fund did not have securities on loan.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal

20 Annual Report 2008

income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

All assets	0.13%

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class II and Class VI of the Fund.

For the year ended December 31, 2008, NFS received $983,234 in Administrative Services fees from the Fund.

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $8,373.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $10,802 from Class VI.

For the year ended December 31, 2007, the Fund had contributions to capital due to redemption fees in the amount of $1,495 from Class VI.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

22 Annual Report 2008

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $135,417,923 and sales of $172,084,605.

7. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

10. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Underlying Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

11. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$16,408,178	$103,704,919	$120,113,097	$—	$120,113,097

2007	15,108,097	24,637,498	39,745,595	—	39,745,595

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$25,361,257	$25,361,257	$—	$—	$(261,764,972)	$(236,403,715)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$707,352,176	$270,027	$(262,034,999)	$(261,764,972)

24 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Aggressive Fund (formerly “Nationwide NVIT Investor Destinations Aggressive Fund”) (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 25

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 47.30% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $129,066,175 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

26 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

28 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]

Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]

Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]

Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32 Annual Report 2008

NVIT Investor Destinations Conservative Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

11	Statement of Investments

12	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-ID-CON (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable, escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

The NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The objective is to reduce long-term risk and capture potential profits across various asset classes. Remember, asset allocation does not ensure a profit nor protect against losses. The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations.

Day-to-day market activity will likely cause the Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of each Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

Each fund’s underlying funds may be subject to specific investment risks and loss of principal such as those associated with small companies, international securities, initial public offerings, bonds and short-term instruments. Please see the prospectus for information about the specific risks of an investment.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

The Fund’s composite benchmark consists of 20% Standard & Poor’s 500® (S&P 500) Index, 45% Citigroup 3-Month Treasury Bill (T-Bill) Index and 35% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Index).

Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Index): An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Citigroup 3-Month Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331.
Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG).Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

2 Annual Report 2008

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund (or that of any of its underlying funds) will be achieved.

There is no assurance that a diversified portfolio will produce better results than a nondiversified portfolio.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

2008 Annual Report 3

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

4 Annual Report 2008

NVIT Investor Destinations Conservative Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Investor Destinations Conservative Fund (Class II at NAV) registered -6.02% versus -5.74% for its composite benchmark, which consists of 20% Standard & Poor’s 500® (S&P 500) Index, 35% Barclays Capital (BARCAP) U.S. Aggregate Bond Index and 45% Citigroup 3-Month Treasury Bill (T-Bill) Index. For broader comparison, the average return for the Fund’s Lipper peer category of Mixed-Asset Target Allocation Conservative Funds (consisting of 84 funds as of December 31, 2008) was -17.63% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

During the reporting period, the NVIT Bond Index Fund, which seeks to closely track the performance of the BARCAP U.S. Aggregate Bond Index, and the Nationwide Contract provided the most positive contributions to the Fund, gaining 4.74% and 4.01%, respectively. Among the best-performing sectors within the BARCAP U.S. Aggregate Bond Index in 2008 were U.S. Treasury securities and Agency mortgage-backed securities, which posted gains of 13.7% and 8.3%, as measured by their respective BARCAP indexes. Other bond market sectors, however, performed relatively poorly. Most notable was the investment-grade (high-quality) corporate bond sector, which dropped -4.9% during the reporting period. The Nationwide Contract (a fixed-interest contract issued and guaranteed by Nationwide Life Insurance Company that has a stable principal value and pays a credited interest rate that can change quarterly) posted a rate at, or slightly above, 4.00% throughout the reporting period.

What areas of investment detracted from Fund performance?

The steep declines posted by the Fund’s equity positions – the NVIT S&P 500 Index Fund, which registered -37.15%, as well as the NVIT Mid Cap Market Fund, with -36.38%, and the NVIT International Index Fund, with -42.87% – proved to be the largest negative contributors to overall Fund performance during the reporting period.

The S&P 500 Index declined -37.0% during the reporting period, and all 10 sectors within the S&P 500 Index recorded negative performance. The three worst-performing sectors were financials, with -55.3%; materials, with -45.7%; and information technology, with -43.1%. Traditionally defensive sectors led the way in 2008; the best relative performers within the Index were consumer staples, with -15.4%, and health care, with -22.8%. At its lowest point during the reporting period, the S&P 500 Index was down 52% from its high, set back in October 2007.

On the international front, all 10 sectors and 21 countries represented in the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index registered negative performance during the reporting period. Among the weakest-performing major-country markets (in U.S. dollar terms) were the United Kingdom, with -48.3%; Germany, with -45.9%; and France, with -43.3%. Three smaller developed-country markets – Belgium, Greece and Norway – each declined in excess of 60%. Japan, with -29.2%, posted the best relative return for a major-country market.

What is your outlook for the near term?

We have experienced unprecedented market declines during the reporting period. Governments around the world have come to the rescue of some of the largest and best-known financial firms. The fourth quarter of 2008 witnessed particularly steep market declines and volatility that was at or near all-time high levels. The U.S. economy has slowed dramatically since 2007 and, given the continuing crisis in the equity and credit markets, the investing outlook for the near term is relatively bleak. As a result, many individual investors are extremely frustrated by their recent investment losses and confused as to how best to invest for their future.

We believe the current market turbulence underscores the critical importance of investing for the long term in a broadly diversified solution. The Investor Destination Funds seek to achieve higher risk-adjusted returns over time than those that could be achieved with a less diversified portfolio of investments by combining underlying investments in major asset classes that typically behave differently under various market conditions. We believe this

2008 Annual Report 5

particular Fund’s substantial fixed income-oriented allocations position the Fund to deliver the potential for reasonable risk-adjusted returns for the investor who is willing to take on relatively low levels of risk and to stay invested over the long term.

The table below lists the target allocation as of December 31, 2008, for each of the Fund’s underlying investments and how each underlying fund performed during the reporting period.

NVIT Investor Destinations Conservative Fund
Performance of Underlying Investments for Period Ended December 31, 2008

			1-year	5-year	Since	Inception
Asset Class	Underlying Investment	Target Allocation*	Return	Return	Inception	Date

Bonds	NVIT Bond Index Fund	40.0%	4.74%	N/A	5.74%	4/20/2007
	Nationwide Contract	12.5%	4.01%	0.74%	4.23%	3/30/2000
	NVIT Enhanced Income Fund	12.5%	3.12%	N/A	4.01%	4/19/2007

Money Market	NVIT Money Market Fund	15.0%	2.18%	N/A	3.91%	4/28/2006

Large-Cap Stocks	NVIT S&P 500 Index Fund	10.0%	-37.15%	N/A	-11.45%	4/28/2006

International Stocks	NVIT International Index Fund	5.0%	-42.87%	N/A	-12.97%	4/28/2006

Mid-Cap Stocks	NVIT Mid-Cap Index Fund	5.0%	-36.38%	N/A	-12.41%	4/28/2006

*	Target allocations for each underlying investment are as of December 31, 2008. Due primarily to market activity, actual allocations may vary.

PERFORMANCE SHOWN REPRESENTS PASTPERFORMANCE AND DOES NOT GUARANTEE

FUTURE RESULTS.

Performance shown is for Class Y shares for each underlying investment. Performance returns assume the reinvestment of all distributions. Returns for periods less than one year are not annualized.

Portfolio Manager:
Thomas R. Hickey, Jr.

6 Annual Report 2008

Fund Performance	NVIT Investor Destinations Conservative Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Expense
	1 Yr.	5 Yr.	Inception[2]	Ratio*

Class II3	-6.02%	2.60%	3.05%	0.83%

Class VI4	-6.17%	2.62%	3.06%	0.82%

*	As of December 31, 2007. Expenses also include underlying fund expenses. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on December 12, 2001.

[3]	As of April 30, 2004, all existing shares were designated Class II shares.

[4]	These returns through April 30, 2004 were achieved prior to the creation of Class VI shares and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Nationwide NVIT Investor Destinations Conservative Fund versus performance of the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate bond index)(a), the S&P 500 Index(b), the Citigroup 3-Month T-Bill Index(c), the Conservative Composite Index(d) and the Consumer Price Index (CPI)(e) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(b)	S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

(c)	The Citigroup 3-Month T-Bill Index is an average of the last 3-month treasury bill issues (excluding the current month-end bill).

(d)	The Conservative Composite is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The

2008 Annual Report 7

Fund Performance	NVIT Investor Destinations Conservative Fund
Continued

Conservative Composite is a combination of Barclays Capital U.S. Aggregate Bond Index (35%), S&P 500 Index (20%), and Citigroup 3-Month T-Bill Index (45%).

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

8 Annual Report 2008

Shareholder	NVIT Investor Destinations Conservative Fund

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 December 31, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Investor Destinations			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Conservative Fund			07/01/08	12/31/08	07/01/08 – 12/31/08[a]	07/01/08 – 12/31/08[a]

Class II	Actual		1,000.00	948.80	2.84	0.58
	Hypothetical	[b]	1,000.00	1,022.22	2.95	0.58

Class VI	Actual		1,000.00	947.20	2.94	0.60
	Hypothetical	[b]	1,000.00	1,022.12	3.05	0.60

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Annual Report 9

Portfolio Summary	NVIT Investor Destinations Conservative Fund
December 31, 2008 (Unaudited)

Asset Allocation

Fixed Income Funds	61.4%
Equity Funds	16.6%
Money Market Fund	12.0%
Fixed Contract	10.1%
Liabilities in excess of other assets	(0.1%	)

	100.0%

Top Holdings

NVIT Bond Index Fund, Class Y	42.2%
NVIT Enhanced Income Fund, Class Y	19.2%
NVIT Money Market Fund, Class Y	12.0%
Nationwide Fixed Contract, 4.00%	10.1%
NVIT S&P 500 Index Fund, Class Y	8.4%
NVIT International Index Fund, Class Y	4.2%
NVIT Mid Cap Index Fund, Class Y	4.0%
Other	(0.1%	)

	100.0%

10 Annual Report 2008

Statement of Investments
December 31, 2008

NVIT Investor Destinations Conservative Fund

Mutual Funds 90.0% (a)

	Shares	Market Value

Equity Funds 16.6%
NVIT International Index Fund, Class Y	2,245,398	$14,550,176
NVIT Mid Cap Index Fund, Class Y	1,229,556	13,832,508
NVIT S&P 500 Index Fund, Class Y	4,662,057	29,277,720

		57,660,404

Fixed Income Funds 61.4%
NVIT Bond Index Fund, Class Y	14,469,712	145,999,393
NVIT Enhanced Income Fund, Class Y	6,661,236	66,479,135

		212,478,528

Money Market Fund 12.0%
NVIT Money Market Fund, Class Y	41,564,601	41,564,601

Total Mutual Funds (cost $339,515,514)		311,703,533

Fixed Contract 10.1% (a) (b)

	Principal Amount	Market Value

Nationwide Fixed Contract, 4.00%	$34,794,788	34,794,788

Total Fixed Contract (cost $34,794,788)		34,794,788

Total Investments (cost $374,310,302) (c) — 100.1%		346,498,321

Liabilities in excess of other assets — (0.1)%		(201,277)

NET ASSETS — 100.0%		$346,297,044

(a)	Investments in affiliates.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Assets and Liabilities
December 31, 2008

NVIT Investor
Destinations
Conservative Fund

Assets:
Investments in affiliates, at value (cost $374,310,302)	$346,498,321
Interest and dividends receivable	36,756
Receivable for capital shares issued	152,416
Receivable for investments sold	536
Prepaid expenses and other assets	983

Total Assets	346,689,012

Liabilities:
Payable for investments purchased	129,015
Payable for capital shares redeemed	60,156
Accrued expenses and other payables:
Investment advisory fees	37,694
Distribution fees	72,488
Administrative services fees	44,631
Custodian fees	4,841
Trustee fees	3,280
Compliance program costs (Note 3)	6,692
Professional fees	19,614
Printing fees	5,669
Other	7,888

Total Liabilities	391,968

Net Assets	$346,297,044

Represented by:
Capital	$372,163,462
Accumulated net realized gains from investment transactions	1,945,563
Net unrealized appreciation/(depreciation) from investments in affiliates	(27,811,981)

Net Assets	$346,297,044

Net Assets:
Class II Shares	$338,713,566
Class VI Shares	7,583,478

Total	$346,297,044

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	36,552,012
Class VI Shares	822,106

Total	37,374,118

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$9.27
Class VI Shares	$9.22

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Operations
For the Year Ended December 31, 2008

NVIT Investor
Destinations
Conservative Fund

INVESTMENT INCOME:
Interest income	$3,205
Interest income from affiliates	1,777,224
Dividend income from affiliates	10,405,943

Total Income	12,186,372

EXPENSES:
Investment advisory fees	439,513
Distribution fees Class II Shares	826,356
Distribution fees Class VI Shares	18,864
Administrative services fees Class II Shares	458,998
Administrative services fees Class VI Shares	10,118
Custodian fees	16,365
Trustee fees	10,607
Compliance program costs (Note 3)	6,717
Professional fees	53,647
Printing fees	23,725
Other	25,759

Total expenses before earnings credit	1,890,669
Earnings credit (Note 5)	(2,134)

Net Expenses	1,888,535

NET INVESTMENT INCOME	10,297,837

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(1,852,992)
Net realized gain distributions from underlying affiliated funds	2,028,881

Net realized gains from investment transactions with affiliated funds	175,889

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(31,320,829)

Net realized/unrealized losses from investments	(31,144,940)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,847,103)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statements of Changes in Net Assets

	NVIT Investor Destinations Conservative Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$10,297,837	$10,836,668
Net realized gains from investment transactions	175,889	9,018,121
Net change in unrealized appreciation / (depreciation) from investments	(31,320,829)	(3,337,700)

Change in net assets resulting from operations	(20,847,103)	16,517,089

Distributions to Shareholders From:
Net investment income:
Class II	(11,456,428)	(10,659,762)
Class VI	(248,757)	(179,634)
Net realized gains:
Class II	(6,130,945)	(7,040,572)
Class VI	(135,572)	(122,000)

Change in net assets from shareholder distributions	(17,971,702)	(18,001,968)

Change in net assets from capital transactions	70,417,841	5,630,893

Change in net assets	31,599,036	4,146,014

Net Assets:
Beginning of year	314,698,008	310,551,994

End of year	$346,297,044	$314,698,008

Accumulated undistributed net investment income at end of period	$–	$209,247

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$139,137,869	$65,705,122
Dividends reinvested	17,587,373	17,700,272
Cost of shares redeemed	(89,355,939)	(77,307,396)

Total Class II	67,369,303	6,097,998

Class VI Shares
Proceeds from shares issued	9,724,589	2,939,766
Dividends reinvested	384,329	301,633
Cost of shares redeemed (a)	(7,060,380)	(3,708,504)

Total Class VI	3,048,538	(467,105)

Change in net assets from capital transactions	$70,417,841	$5,630,893

SHARE TRANSACTIONS:
Class II Shares
Issued	14,077,593	6,257,799
Reinvested	1,802,152	1,706,694
Redeemed	(9,059,722)	(7,341,451)

Total Class II Shares	6,820,023	623,042

Class VI Shares
Issued	966,930	280,787
Reinvested	39,546	29,207
Redeemed	(706,529)	(357,276)

Total Class VI Shares	299,947	(47,282)

Total change in shares	7,119,970	575,760

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Investor Destinations Conservative Fund

		Operations			Distributions							Ratios / Supplemental Data

			Net														Ratio of
	Net		Realized												Ratio of Net		Expenses
	Asset		and										Ratio of		Investment		(Prior to
	Value,		Unrealized						Net			Net	Expenses		Income		Reimbursements)
	Beginning	Net	Gains	Total	Net	Net			Asset			Assets	to Average		to Average		to Average
	of	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total		at End	Net		Net		Net		Portfolio
	Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return		of Period	Assets		Assets		Assets (c)		Turnover (d)

Class II Shares
Year Ended December 31, 2008	$10.40	0.30	(0.91)	(0.61)	(0.34)	(0.18)	(0.52)	–	$9.27	(6.02%)		$338,713,566	0.56%		3.04%		0.56%		24.69%
Year Ended December 31, 2007	$10.46	0.37	0.19	0.56	(0.37)	(0.25)	(0.62)	–	$10.40	5.38%		$309,288,876	0.57%		3.52%		0.57%		101.35%
Year Ended December 31, 2006	$10.27	0.32	0.29	0.61	(0.32)	(0.10)	(0.42)	–	$10.46	6.16%		$304,610,311	0.57%		3.10%		0.57%		45.93%
Year Ended December 31, 2005	$10.45	0.29	0.05	0.34	(0.29)	(0.23)	(0.52)	–	$10.27	3.31%		$280,331,414	0.57%		2.79%		0.57%		30.49%
Year Ended December 31, 2004 (e)	$10.32	0.24	0.23	0.47	(0.24)	(0.10)	(0.34)	–	$10.45	4.65%		$256,277,220	0.56%		2.39%		0.56%		15.34%

Class VI Shares
Year Ended December 31, 2008	$10.36	0.32	(0.94)	(0.62)	(0.34)	(0.18)	(0.52)	–	$9.22	(6.17%)		$7,583,478	0.55%		3.14%		0.55%		24.69%
Year Ended December 31, 2007	$10.43	0.37	0.19	0.56	(0.38)	(0.25)	(0.63)	–	$10.36	5.43%		$5,409,132	0.56%		3.58%		0.56%		101.35%
Year Ended December 31, 2006	$10.26	0.31	0.29	0.60	(0.33)	(0.10)	(0.43)	–	$10.43	6.13%		$5,941,683	0.57%		3.13%		0.57%		45.93%
Year Ended December 31, 2005	$10.45	0.31	0.04	0.35	(0.31)	(0.23)	(0.54)	–	$10.26	3.39%		$4,644,547	0.47%		2.95%		0.47%		30.49%
Period Ended December 31, 2004 (f)	$10.26	0.21	0.25	0.46	(0.21)	(0.06)	(0.27)	–	$10.45	4	.48%(a)	$1,454,304	0	.41%(b)	3	.00%(b)	0	.41%(b)	15.34%
Amounts designated as “-” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	On April 30, 2004, the existing shares of the Fund were renamed Class II Shares.
(f)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Investor Destinations Conservative Fund (the “Fund”) (formerly “Nationwide NVIT Investor Destinations Conservative Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Fixed Interest Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the twelve months ended December 31, 2008, the rate ranged from 4.00% to 4.05%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund’s performance may be hurt by its investment in the Nationwide Contract, Nationwide Fund Advisors (“NFA” or “Adviser”) believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

16 Annual Report 2008

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by the Money Market Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$311,703,533	$—	$34,794,788	$—	$—	$—	$346,498,321	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of December 31, 2008, the Fund did not hold any repurchase agreements.

18 Annual Report 2008

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(f)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Fund did not have securities on loan.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains

20 Annual Report 2008

sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

All assets	0.13%

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class II and Class VI of the Fund.

For the year ended December 31, 2008, NFS received $503,684 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $6,717.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $5,501 from Class VI.

For the year ended December 31, 2007, the Fund had contributions to capital due to redemption fees in the amount of $2,233 from Class VI.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this

22 Annual Report 2008

arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $156,873,966 and sales of $72,354,658.

7. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

10. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Underlying Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

11. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$12,705,129	$5,266,573	$17,971,702	$—	$17,971,702

2007	11,108,190	6,893,778	18,001,968	—	18,001,968

24 Annual Report 2008

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$190,797	$1,754,766	$1,945,563	$—	$—	$(27,811,981)	$(25,866,418)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$374,310,302	$794,666	$(28,606,647)	$(27,811,981)

2008 Annual Report 25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Conservative Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

26 Annual Report 2008

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 7.02% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $7,021,342 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

2008 Annual Report 27

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

28 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

32 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 33

NVIT Investor Destinations Moderate Fund
AnnualReport
December 31, 2008

Contents

1 Message to Shareholders

11 Statement of Investments

12 Statement of Assets and Liabilities

13 Statement of Operations

14 Statements of Changes in Net Assets

15 Financial Highlights

16 Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-ID-MOD (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable, escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

The NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The objective is to reduce long-term risk and capture potential profits across various asset classes. Remember, asset allocation does not ensure a profit nor protect against losses. The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations.

Day-to-day market activity will likely cause the Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of each Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

Each fund’s underlying funds may be subject to specific investment risks and loss of principal such as those associated with small companies, international securities, initial public offerings, bonds and short-term instruments. Please see the prospectus for information about the specific risks of an investment.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

The Fund’s composite benchmark consists of 60% Standard & Poor’s 500® (S&P 500) Index and 25% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Index) and 15% Citigroup 3-Month Treasury Bill (T-Bill) Index.

Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Index): An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Citigroup 3-Month Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331.
Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG).Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

2 Annual Report 2008

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund (or that of any of its underlying funds) will be achieved.

There is no assurance that a diversified portfolio will produce better results than a nondiversified portfolio.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

2008 Annual Report 3

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

4 Annual Report 2008

NVIT Investor Destinations Moderate Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Investor Destinations Moderate Fund (Class II at NAV) registered -23.20% versus -22.10% for its composite benchmark, which consists of 60% Standard & Poor’s 500® (S&P 500) Index, 25% Barclays Capital (BARCAP) U.S. Aggregate Bond Index and 15% Citigroup 3-Month Treasury Bill (T-Bill) Index. For broader comparison, the average return for the Fund’s Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 157 funds as of December 31, 2008) was -25.34% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

During the reporting period the NVIT Bond Index Fund, which seeks to closely track the performance of the BARCAP U.S. Aggregate Bond Index, and the Nationwide Contract provided the most positive contributions to the Fund, gaining 4.74% and 4.01%, respectively. Among the best-performing sectors within the BARCAP U.S. Aggregate Bond Index in 2008 were U.S. Treasury securities and Agency mortgage-backed securities, which posted gains of 13.7% and 8.3%, as measured by their respective BARCAP indexes. Other bond market sectors, however, performed relatively poorly. Most notable was the investment-grade (high-quality) corporate bond sector, which dropped -4.9% during the reporting period. The Nationwide Contract (a fixed-interest contract issued and guaranteed by Nationwide Life Insurance Company that has a stable principal value and pays a credited interest rate that can change quarterly) posted a rate at, or slightly above, 4.00% throughout the reporting period.

What areas of investment detracted from Fund performance?

The steep declines posted by the Fund’s largest equity positions – the NVIT S&P 500 Index Fund, which registered -37.15%, as well as the combination of the Nationwide International Index Fund, with -42.17%, and the NVIT International Index Fund, with -42.87% – proved to be the largest negative contributors to overall Fund performance during the reporting period.

The S&P 500 Index declined 37.0% during the reporting period, and all 10 sectors within the S&P 500 Index recorded negative performance. The three worst-performing sectors were financials, with -55.3%; materials, with -45.7%; and information technology, with -43.1%. Traditionally defensive sectors led the way in 2008; the best relative performers within the Index were consumer staples, with -15.4%, and health care, with -22.8%. At its lowest point during the reporting period, the S&P 500 Index was down 52% from its high, set back in October 2007.

On the international front, all 10 sectors and 21 countries represented in the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index registered negative performance during the reporting period. Among the weakest-performing major-country markets (in U.S. dollar terms) were the United Kingdom, with -48.3%; Germany, with -45.9%; and France, with -43.3%. Three smaller developed-country markets – Belgium, Greece and Norway – each declined in excess of 60%. Japan, with -29.2%, posted the best relative return for a major-country market.

What is your outlook for the near term?

We have experienced unprecedented market declines during the reporting period. Governments around the world have come to the rescue of some of the largest and best-known financial firms. The fourth quarter of 2008 witnessed particularly steep market declines and volatility that was at or near all-time high levels. The U.S. economy has slowed dramatically since 2007 and, given the continuing crisis in the equity and credit markets, the investing outlook for the near term is relatively bleak. As a result, many individual investors are extremely frustrated by their recent investment losses and confused as to how best to invest for their future.

We believe the current market turbulence underscores the critical importance of investing for the long term in a broadly diversified solution. The Investor Destinations Funds seek to achieve higher risk-adjusted returns over time than those that could be achieved with a less diversified portfolio of

2008 Annual Report 5

investments by combining underlying investments in major asset classes that typically behave differently under various market conditions. We believe this particular Fund’s significant equity-oriented allocations across U.S. and international markets, as well as fixed income investments, position the Fund well to deliver the potential for solid risk-adjusted returns for the investor who is willing to take on relatively moderate levels of risk and to stay invested over the long term.

The table below lists the target allocation as of December 31, 2008, for each of the Fund’s underlying investments and how each underlying fund performed during the reporting period.

NVIT Investor Destinations Moderate Fund
Performance of Underlying Investments for Period Ended December 31, 2008

			1-year	5-year	Since	Inception
Asset Class	Underlying Investment	Target Allocation*	Return	Return	Inception	Date

Large Cap Stocks	NVIT S&P 500 Index Fund	30.0%	-37.15%	N/A	-11.45%	4/28/2006

Bonds	NVIT Bond Index Fund	25.0%	4.74%	N/A	5.47%	4/20/2007
	Nationwide Contract	5.0%	4.01%	3.74%	4.23%	3/30/2000
	NVIT Enhanced Income Fund	5.0%	3.12%	N/A	4.01%	4/19/2007

International Stocks	Nationwide International Index Fund	15.0%	-42.17%	1.93%	-1.87%	12/29/1999
	NVIT International Index Fund		-42.87%	N/A	-12.97%	4/28/2006

Mid-Cap Stocks	NVIT Mid Cap Index Fund	10.0%	-36.38%	N/A	-12.41%	4/28/2006

Small Cap Stocks	NVIT Small Cap Index Fund	5.0%	-34.01%	N/A	-24.26%	4/13/2007

Money Market	NVIT Money Market Fund	5.0%	2.18%	N/A	3.91%	4/28/2006

*	Target allocations for each underlying investment are as of December 31, 2008. Due primarily to market activity, actual allocations may vary.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Performance shown is for Class Y shares for each underlying investment except the Nationwide International Index Fund (Institutional Class shares) and the Nationwide Contract. Performance returns assume the reinvestment of all distributions.

Portfolio Manager:
Thomas R. Hickey, Jr.

6 Annual Report 2008

Fund Performance	NVIT Investor Destinations Moderate Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Expense
	1 Yr.	5 Yr.	Inception[2]	Ratio*

Class II3	-23.20%	0.84%	1.89%	0.80%

Class VI4	-23.37%	0.85%	1.90%	0.80%

*	As of December 31, 2007. Expenses also include underlying fund expenses. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on December 12, 2001.

[3]	As of April 30, 2004, all existing shares were designated Class II shares.

[4]	These returns were achieved prior to the creation of Class VI (April 30, 2004) shares and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Nationwide NVIT Investor Destinations Moderate Fund versus performance of the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index)(a), S&P 500 Index(b), the Citigroup 3-Month T-Bill Index(c), the Moderate Composite Index(d) and the Consumer Price Index (CPI)(e) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(b)	S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

(c)	The Citigroup 3-Month T-Bill Index is an average of the last 3-month treasury bill issues (excluding the current month-end bill).

(d)	The Moderate Composite is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Moderate Composite is a combination of S&P 500 Index

2008 Annual Report 7

Fund Performance	NVIT Investor Destinations Moderate Fund
Continued

(60%), Barclays Capital U.S. Aggregate Bond Index (25%) and Citigroup 3-Month T-Bill Index (15%).

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

8 Annual Report 2008

Shareholder	NVIT Investor Destinations Moderate Fund

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 December 31, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Investor Destinations			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Moderate Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class II	Actual		1,000.00	815.70	2.65	0.58
	Hypothetical	[b]	1,000.00	1,022.22	2.95	0.58

Class VI	Actual		1,000.00	814.60	2.74	0.60
	Hypothetical	[b]	1,000.00	1,022.12	3.05	0.60

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Annual Report 9

Portfolio Summary	NVIT Investor Destinations Moderate Fund
December 31, 2008 (Unaudited)

Asset Allocation

Equity Funds	54.2%
Fixed Income Funds	32.4%
Fixed Contract	11.5%
Money Market Fund	2.0%
Liabilities in excess of other assets	(0.1%	)

	100.0%

Top Holdings

NVIT Bond Index Fund, Class Y	28.9%
NVIT S&P 500 Index Fund, Class Y	27.6%
Nationwide Fixed Contract, 4.00%	11.5%
NVIT International Index Fund, Class Y	8.8%
NVIT Mid Cap Index Fund, Class Y	8.6%
Nationwide International Index Fund, Institutional Class Y	4.9%
NVIT Small Cap Index Fund, Class Y	4.3%
NVIT Enhanced Income Fund, Class Y	3.5%
NVIT Money Market Fund, Class Y	2.0%
Other	(0.1%	)

	100.0%

10 Annual Report 2008

Statement of Investments
December 31, 2008

NVIT Investor Destinations Moderate Fund

Mutual Funds 88.6%(a)

	Shares	Market Value

Equity Funds 54.2%
Nationwide International Index Fund, Institutional Class	19,451,721	$110,096,743
NVIT International Index Fund, Class Y	30,312,434	196,424,575
NVIT Mid Cap Index Fund, Class Y	17,177,485	193,246,702
NVIT S&P 500 Index Fund, Class Y	98,097,542	616,052,563
NVIT Small Cap Index Fund, Class Y	15,888,015	95,328,091

		1,211,148,674

Fixed Income Funds 32.4%
NVIT Bond Index Fund, Class Y	63,827,682	644,021,316
NVIT Enhanced Income Fund, Class Y	7,834,946	78,192,759

		722,214,075

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y	44,819,894	44,819,894

Total Mutual Funds (cost $2,690,381,326)		1,978,182,643

Fixed Contract 11.5%(a) (b)

	Principal Amount	Market Value

Nationwide Fixed Contract, 4.00%	$255,985,983	255,985,983

Total Fixed Contract (cost $255,985,982)		255,985,983

Total Investments (cost $2,946,367,308) (c) — 100.1%		2,234,168,626

Liabilities in excess of other assets — (0.1)%		(1,245,932)

NET ASSETS — 100.0%		$2,232,922,694

(a)	Investments in affiliates.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Assets and Liabilities
December 31, 2008

NVIT Investor
Destinations
Moderate Fund

Assets:
Investments in affiliates, at value (cost $2,946,367,308)	$2,234,168,626
Interest and dividends receivable	62,993
Receivable for capital shares issued	182,755
Receivable for investments sold	756,916
Prepaid expenses and other assets	8,420

Total Assets	2,235,179,710

Liabilities:
Payable for investments purchased	62,989
Payable for capital shares redeemed	939,088
Accrued expenses and other payables:
Investment advisory fees	238,256
Distribution fees	458,187
Administrative services fees	287,047
Custodian fees	34,008
Trustee fees	21,110
Compliance program costs (Note 3)	43,078
Professional fees	123,374
Printing fees	10,484
Other	39,395

Total Liabilities	2,257,016

Net Assets	$2,232,922,694

Represented by:
Capital	$2,888,937,885
Accumulated net realized gains from investments	56,183,491
Net unrealized appreciation/(depreciation) from investments in affiliates	(712,198,682)

Net Assets	$2,232,922,694

Net Assets:
Class II Shares	$2,215,598,246
Class VI Shares	17,324,448

Total	$2,232,922,694

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	261,940,570
Class VI Shares	2,059,227

Total	263,999,797

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$8.46
Class VI Shares	$8.41

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Operations
For the Year Ended December 31, 2008

NVIT Investor
Destinations
Moderate Fund

INVESTMENT INCOME:
Interest income	$7,278
Interest income from affiliates	10,920,611
Dividend income from affiliates	68,866,035

Total Income	79,793,924

EXPENSES:
Investment advisory fees	3,488,412
Distribution fees Class II Shares	6,654,625
Distribution fees Class VI Shares	53,882
Administrative services fees Class II Shares	3,984,609
Administrative services fees Class VI Shares	30,394
Custodian fees	116,163
Trustee fees	84,013
Compliance program costs (Note 3)	35,910
Professional fees	418,597
Printing fees	71,463
Other	175,140

Total expenses before earnings credits	15,113,208
Earnings credit (Note 5)	(5,052)

Net Expenses	15,108,156

NET INVESTMENT INCOME	64,685,768

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	17,856,356
Net realized gain distributions from underlying affiliated funds	33,637,067

Net realized gains from investment transactions with affiliated funds	51,493,423

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(805,859,382)

Net realized/unrealized losses from investments	(754,365,959)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(689,680,191)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderate Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$64,685,768	$71,783,866
Net realized gains from investment transactions	51,493,423	238,061,661
Net change in unrealized appreciation / (depreciation) from investments	(805,859,382)	(160,892,165)

Change in net assets resulting from operations	(689,680,191)	148,953,362

Distributions to Shareholders From:
Net investment income:
Class II	(75,275,469)	(75,819,681)
Class VI	(613,035)	(624,309)
Net realized gains:
Class II	(229,639,293)	(43,372,304)
Class VI	(1,897,309)	(357,115)

Change in net assets from shareholder distributions	(307,425,106)	(120,173,409)

Change in net assets from capital transactions	223,881,262	452,971,164

Change in net assets	(773,224,035)	481,751,117

Net Assets:
Beginning of year	3,006,146,729	2,524,395,612

End of year	$2,232,922,694	$3,006,146,729

Accumulated undistributed net investment income at end of period	$—	$1,998,695

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$152,241,186	$467,681,812
Dividends reinvested	304,914,762	119,191,324
Cost of shares redeemed	(235,697,430)	(135,742,628)

Total Class II	221,458,518	451,130,508

Class VI Shares
Proceeds from shares issued	6,802,585	11,164,630
Dividends reinvested	2,510,344	981,423
Cost of shares redeemed (a)	(6,890,185)	(10,305,397)

Total Class VI	2,422,744	1,840,656

Change in net assets from capital transactions	$223,881,262	$452,971,164

SHARE TRANSACTIONS:
Class II Shares
Issued	14,046,967	37,177,520
Reinvested	30,476,767	9,516,108
Redeemed	(22,298,134)	(10,803,470)

Total Class II Shares	22,225,600	35,890,158

Class VI Shares
Issued	591,740	892,730
Reinvested	251,727	78,615
Redeemed	(653,195)	(820,063)

Total Class VI Shares	190,272	151,282

Total change in shares	22,415,872	36,041,440

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Investor Destinations Moderate Fund

		Operations			Distributions							Ratios / Supplemental Data

			Net														Ratio of
	Net		Realized												Ratio of Net		Expenses
	Asset		and										Ratio of		Investment		(Prior to
	Value,		Unrealized						Net			Net	Expenses		Income		Reimbursements)
	Beginning	Net	Gains	Total	Net	Net			Asset			Assets	to Average		to Average		to Average
	of	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total		at End	Net		Net		Net		Portfolio
	Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return		of Period	Assets		Assets		Assets(c)		Turnover (d)

Class II Shares
Year Ended December 31, 2008	$12.44	0.27	(2.98)	(2.71)	(0.31)	(0.96)	(1.27)	–	$8.46	(23.20%)		$2,215,598,246	0.56%		2.41%		0.56%		19.00%
Year Ended December 31, 2007	$12.28	0.32	0.38	0.70	(0.34)	(0.20)	(0.54)	–	$12.44	5.66%		$2,982,977,086	0.55%		2.54%		0.55%		75.27%
Year Ended December 31, 2006	$11.40	0.26	1.01	1.27	(0.28)	(0.11)	(0.39)	–	$12.28	11.35%		$2,503,357,787	0.57%		2.32%		0.57%		5.69%
Year Ended December 31, 2005	$11.26	0.26	0.33	0.59	(0.26)	(0.19)	(0.45)	–	$11.40	5.34%		$1,596,054,801	0.56%		2.41%		0.56%		4.20%
Year Ended December 31, 2004 (e)	$10.54	0.21	0.78	0.99	(0.21)	(0.06)	(0.27)	–	$11.26	9.54%		$1,118,116,110	0.56%		2.19%		0.56%		5.54%

Class VI Shares
Year Ended December 31, 2008	$12.40	0.26	(2.98)	(2.72)	(0.31)	(0.96)	(1.27)	–	$8.41	(23.37%)		$17,324,448	0.56%		2.43%		0.56%		19.00%
Year Ended December 31, 2007	$12.25	0.32	0.38	0.70	(0.35)	(0.20)	(0.55)	–	$12.40	5.70%		$23,169,643	0.55%		2.51%		0.55%		75.27%
Year Ended December 31, 2006	$11.38	0.26	1.02	1.28	(0.30)	(0.11)	(0.41)	–	$12.25	11.44%		$21,037,825	0.56%		2.30%		0.56%		5.69%
Year Ended December 31, 2005	$11.24	0.27	0.33	0.60	(0.27)	(0.19)	(0.46)	–	$11.38	5.50%		$15,819,652	0.47%		2.56%		0.47%		4.20%
Period Ended December 31, 2004 (f)	$10.54	0.19	0.72	0.91	(0.19)	(0.02)	(0.21)	–	$11.24	8	.72%(c)	$9,384,110	0	.41%(b)	3	.84%(b)	0	.41%(b)	5.54%
Amounts designated as “-” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	On April 30, 2004, the existing shares of the Fund were renamed Class II Shares.
(f)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Investor Destinations Moderate Fund (the “Fund”) (formerly “Nationwide NVIT Investor Destinations Moderate Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Fixed Interest Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the twelve months ended December 31, 2008, the rate ranged from 4.00% to 4.05%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund’s performance may be hurt by its investment in the Nationwide Contract, Nationwide Fund Advisors (“NFA” or “Adviser”) believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

16 Annual Report 2008

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by the Money Market Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investment	Other*	Investments	Other*	Investments	Other*

$1,978,182,643	$—	$255,985,983	$—	$—	$—	$2,234,168,626	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of December 31, 2008, the Fund did not hold any repurchase agreements.

18 Annual Report 2008

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(f)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Fund did not have securities on loan.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains

20 Annual Report 2008

sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

All assets	0.13%

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class II and Class VI of the Fund.

For the year ended December 31, 2008, NFS received $4,129,696 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $35,910.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $4,141 from Class VI.

For the year ended December 31, 2007, the Fund had contributions to capital due to redemption fees in the amount of $12,580 from Class VI.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this

22 Annual Report 2008

arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $517,275,033 and sales of $460,480,027.

7. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

10. Other

On December 3, 2008, the Board of Trustees of the Trust unanimously approved a Plan of Reorganization and Liquidation between the JPMorgan NVIT Balanced Fund and the NVIT Investor Destinations Moderate Fund, each a series of the Trust, whereby, pending approval by the shareholders of JPMorgan NVIT Balanced Fund, the JPMorgan NVIT Balanced Fund would be merged into the NVIT Investor Destinations Moderate Fund.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Underlying Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

11. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$81,192,781	$226,232,325	$307,425,106	$—	$307,425,106

2007	76,443,990	43,729,419	120,173,409	—	120,173,409

24 Annual Report 2008

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$689,258	$56,521,264	$57,210,522	$—	$—	$(713,225,713)	$(656,015,191)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$2,947,394,339	$6,166,092	$(719,391,805)	$(713,225,713)

2008 Annual Report 25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Moderate Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

26 Annual Report 2008

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 25.50% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $226,232,325 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

2008 Annual Report 27

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

28 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

32 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 33

NVIT Investor Destinations Moderately Aggressive Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

11	Statement of Investments

12	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-ID-MAG (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable, escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

The NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The objective is to reduce long-term risk and capture potential profits across various asset classes. Remember, asset allocation does not ensure a profit nor protect against losses. The Fund is subject to risk different levels of risk, based on the types and sizes of its underlying asset class allocations.

Day-to-day market activity will likely cause the Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of each Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

The Fund’s composite benchmark consists of 80% Standard & Poor’s 500® (S&P 500) Index, 15% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Index) and 5% Citigroup 3-Month Treasury Bill (T-Bill) Index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Index): An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Citigroup 3-Month Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331.
Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG).Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

2 Annual Report 2008

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund (or that of any of its underlying funds) will be achieved.

There is no assurance that a diversified portfolio will produce better results than a nondiversified portfolio.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

2008 Annual Report 3

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

4 Annual Report 2008

NVIT Investor Destinations Moderately Aggressive Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Investor Destinations Moderately Aggressive Fund (Class II at NAV) registered -31.39% versus -29.71% for its composite benchmark, which consists of 80% Standard & Poor’s 500® (S&P 500) Index, 15% Barclays Capital (BARCAP) U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill (T-Bill) Index. For broader comparison, the average return for the Fund’s Lipper peer category of Global Flexible Portfolio Funds (consisting of 13 funds as of December 31, 2008) was -26.52% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

During the reporting period the NVIT Bond Index Fund, which seeks to closely track the performance of the BARCAP U.S. Aggregate Bond Index, and the Nationwide Contract provided the most positive contributions to the Fund, gaining 4.74% and 4.03%, respectively. Among the best- performing sectors within the BARCAP U.S. Aggregate Bond Index in 2008 were U.S. Treasury securities and Agency mortgage-backed securities, which posted gains of 13.7% and 8.3%, as measured by their respective BARCAP indexes. Other bond market sectors, however, performed relatively poorly. Most notable was the investment-grade (high-quality) corporate bond sector, which dropped -4.9% during the reporting period. The Nationwide Contract (a fixed-interest contract issued and guaranteed by Nationwide Life Insurance Company that has a stable principal value and pays a credited interest rate that can change quarterly) posted a rate at, or slightly above, 4.00% throughout the reporting period.

What areas of investment detracted from Fund performance?

The steep declines posted by the Fund’s largest positions – the NVIT S&P 500 Index Fund, which registered -37.15%, as well as the combination of the Nationwide International Index Fund, with -42.17%, and the NVIT International Index Fund, with -42.87% – proved to be the largest negative contributors to overall Fund performance during the reporting period.

The S&P 500 Index declined -37.0% during the reporting period, and all 10 sectors within the S&P 500 Index recorded negative performance. The three worst-performing sectors were financials, with -55.3%; materials, with -45.7%; and information technology, with -43.1%. Traditionally defensive sectors led the way in 2008; the best relative performers within the Index were consumer staples, with -15.4%, and health care, with -22.8%. At its lowest point during the reporting period, the S&P 500 Index was down 52% from its high, set back in October 2007.

On the international front, all 10 sectors and 21 countries represented in the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index registered negative performance during the reporting period. Among the weakest-performing major-country markets (in U.S. dollar terms) were the United Kingdom, with -48.3%; Germany, with -45.9%; and France, with -43.3%. Three smaller developed-country markets – Belgium, Greece and Norway – each declined in excess of 60%. Japan, with -29.2%, posted the best relative return for a major-country market.

What is your outlook for the near term?

We have experienced unprecedented market declines during the reporting period. Governments around the world have come to the rescue of some of the largest and best-known financial firms. The fourth quarter of 2008 witnessed particularly steep market declines and volatility that was at or near all-time high levels. The U.S. economy has slowed dramatically since 2007 and, given the continuing crisis in the equity and credit markets, the investing outlook for the near term is relatively bleak. As a result, many individual investors are extremely frustrated by their recent investment losses and confused as to how best to invest for their future.

We believe the current market turbulence underscores the critical importance of investing for the long term in a broadly diversified solution. The Investor Destinations Funds seek to achieve higher risk-adjusted returns over time than those that could be achieved with a less diversified portfolio of

2008 Annual Report 5

investments by combining underlying investments in major asset classes that typically behave differently under various market conditions. We believe this particular Fund’s substantial equity-oriented allocations across U.S. and international markets position it to deliver potentially strong risk-adjusted returns for the investor who is willing to take on relatively higher levels of risk and to stay invested over the long term.

The table below lists the target allocation as of December 31, 2008, for each of the Fund’s underlying investments and how each underlying fund performed during the reporting period.

NVIT Investor Destinations Moderately Aggressive Fund
Performance of Underlying Investments for Period Ended December 31, 2008

			1-year	5-year	Since	Inception
Asset Class	Underlying Investment	Target Allocation*	Return	Return	Inception	Date

Large-Cap Stocks	NVIT S&P 500 Index Fund	35.0%	-37.15%	N/A	-11.45%	4/28/2006

International Stocks	Nationwide International Index Fund	25.0%	-42.17%	1.93%	-1.87%	12/29/1999
	NVIT International Index Fund		-42.87%	N/A	-12.97%	4/28/2006

Mid-Cap Stocks	NVIT Mid Cap Index Fund	15.0%	-36.38%	N/A	-12.41%	4/28/2006

Bonds	NVIT Bond Index Fund	15.0%	4.74%	N/A	5.74%	4/20/2007
	Nationwide Contract	5.0%	4.01%	3.74%	4.23%	3/30/2000

Small-Cap Stocks	NVIT Small Cap Index Fund	5.0%	-34.01%	N/A	-24.26%	4/13/2007

*	Target allocations for each underlying investment are as of December 31, 2008. Due primarily to market activity, actual allocations may vary.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Performance shown is for Class Y shares for each underlying investment except the Nationwide International Index Fund (Institutional Class shares) and the Nationwide Contract. Performance returns assume the reinvestment of all distributions.

Portfolio Manager:
Thomas R. Hickey, Jr.

6 Annual Report 2008

Fund Performance	NVIT Investor Destinations Moderately Aggressive Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

	1 Yr.	5 Yr.	Inception[2]	Ratio*

Class II3	-31.39%	0.02%	1.30%	0.85%

Class VI4	-31.39%	0.06%	1.32%	0.82%

*	As of December 31, 2007. Expenses also include underlying fund expenses. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on December 12, 2001.

[3]	As of April 30, 2004, all existing shares were designated Class II shares.

[4]	These returns were achieved prior to the creation of Class VI (April 30, 2004) shares and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Nationwide NVIT Investor Destinations Moderately Aggressive Fund versus performance of the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index)(a), S&P 500 Index(b), Citigroup 3-Month T-Bill Index(c), the Moderately Aggressive Composite Index(d) and the Consumer Price Index (CPI)(e) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(b)	S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

(c)	The Citigroup 3-Month T-Bill Index is an average of the last 3-month treasury bill issues (excluding the current month-end bill).

(d)	The Moderately Aggressive Composite is an unmanaged, hypothetical representation of the performance of each of

2008 Annual Report 7

Fund Performance	NVIT Investor Destinations Moderately Aggressive Fund
Continued

the Fund’s asset classes according to their respective weightings. The Moderately Aggressive Composite is a combination of the S&P 500 Index (80%), the Barclays Capital U.S. Aggregate Bond Index (15%) and the Citigroup 3-Month T-Bill Index (5%).

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

8 Annual Report 2008

Shareholder	NVIT Investor Destinations

Expense Example	Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 December 31, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Investor Destinations			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Moderately Aggressive Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class II	Actual		1,000.00	745.90	2.63	0.60
	Hypothetical	[b]	1,000.00	1,022.12	3.05	0.60

Class VI	Actual		1,000.00	746.30	2.68	0.61
	Hypothetical	[b]	1,000.00	1,022.07	3.11	0.61

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Annual Report 9

Portfolio Summary	NVIT Investor Destinations
Moderately Aggressive Fund
December 31, 2008 (Unaudited)

Asset Allocation

Equity Funds	76.0%
Fixed Income Funds	20.0%
Fixed Contract	3.6%
Money Market Fund	0.4%
Liabilities in excess of other assets	(0.1%	)

	100.0%

Top Holdings

NVIT S&P 500 Index Fund, Class Y	33.8%
NVIT Bond Index Fund, Class Y	18.2%
NVIT International Index Fund, Class Y	14.9%
NVIT Mid Cap Index Fund, Class Y	13.6%
Nationwide International Index Fund, Institutional Class	9.2%
NVIT Small Cap Index Fund, Class Y	4.5%
Nationwide Fixed Contract, 4.00%	3.7%
NVIT Enhanced Income Fund, Class Y	1.8%
NVIT Money Market Fund, Class Y	0.4%
Other	(0.1%	)

	100.0%

10 Annual Report 2008

Statement of Investments
December 31, 2008

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 96.4%(a)

	Shares	Market Value

Equity Funds 76.0%
Nationwide International Index Fund, Institutional Class	25,543,624	$144,576,909
NVIT International Index Fund, Class Y	36,062,190	233,682,994
NVIT Mid Cap Index Fund, Class Y	19,081,068	214,662,014
NVIT S&P 500 Index Fund, Class Y	84,685,999	531,828,073
NVIT Small Cap Index Fund, Class Y	11,767,140	70,602,839

		1,195,352,829

Fixed Income Funds 20.0%
NVIT Bond Index Fund, Class Y	28,303,224	285,579,534
NVIT Enhanced Income Fund, Class Y	2,893,269	28,874,829

		314,454,363

Money Market Fund 0.4%
NVIT Money Market Fund, Class Y	5,849,763	5,849,763

Total Mutual Funds (cost $2,255,101,453)		1,515,656,955

Fixed Contract 3.7%(a) (b)

	Principal Amount	Market Value

Nationwide Fixed Contract, 4.00%	$58,636,738	58,636,738

Total Fixed Contract (cost $58,636,818)		58,636,738

Total Investments (cost $2,313,738,271) (c) — 100.1%		1,574,293,693

Liabilities in excess of other assets — (0.1)%		(881,705)

NET ASSETS — 100.0%		$1,573,411,988

(a)	Investments in affiliates.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Assets and Liabilities
December 31, 2008

NVIT Investor
Destinations
Moderately
Aggressive Fund

Assets:
Investments in affiliates, at value (cost $2,313,738,271)	$1,574,293,693
Cash	5
Interest and dividends receivable	11,046
Receivable for capital shares issued	712,968
Receivable for investments sold	75
Prepaid expenses and other assets	6,399

Total Assets	1,575,024,186

Liabilities:
Payable for investments purchased	487,885
Payable for capital shares redeemed	236,132
Accrued expenses and other payables:
Investment advisory fees	166,435
Distribution fees	320,069
Administrative services fees	204,027
Custodian fees	26,922
Trustee fees	14,783
Compliance program costs (Note 3)	30,168
Professional fees	85,715
Printing fees	9,860
Other	30,202

Total Liabilities	1,612,198

Net Assets	$1,573,411,988

Represented by:
Capital	$2,242,542,490
Accumulated net realized gains from investment transactions	70,314,076
Net unrealized appreciation/(depreciation) from investments in affiliates	(739,444,578)

Net Assets	$1,573,411,988

Net Assets:
Class II Shares	$1,563,154,142
Class VI Shares	10,257,846

Total	$1,573,411,988

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	196,314,899
Class VI Shares	1,295,331

Total	197,610,230

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$7.96
Class VI Shares	$7.92

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Operations
For the Year Ended December 31, 2008

NVIT Investor
Destinations
Moderately
Aggressive Fund

INVESTMENT INCOME:
Interest income	$8,135
Dividend income from affiliates	52,524,850

Total Income	52,532,985

EXPENSES:
Investment advisory fees	2,609,753
Distribution fees Class II Shares	4,983,306
Distribution fees Class VI Shares	35,467
Administrative services fees Class II Shares	2,497,189
Administrative services fees Class VI Shares	19,751
Custodian fees	97,821
Trustee fees	62,803
Compliance program costs (Note 3)	23,684
Professional fees	310,028
Printing fees	63,081
Other	134,993

Total expenses before earnings credit	10,837,876
Earnings credit (Note 5)	(6,563)

Net Expenses	10,831,313

NET INVESTMENT INCOME	41,701,672

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains from investment transactions with affiliates	29,338,469
Net realized gain distributions from underlying affiliated funds	36,535,472

Net realized gains from investment transactions with affiliated funds	65,873,941

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(832,706,534)

Net realized/unrealized losses from investments	(766,832,593)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(725,130,921)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately Aggressive Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$41,701,672	$44,156,051
Net realized gains from investment transactions	65,873,941	214,356,487
Net change in unrealized appreciation / (depreciation) from investments	(832,706,534)	(137,544,089)

Change in net assets resulting from operations	(725,130,921)	120,968,449

Distributions to Shareholders From:
Net investment income:
Class II	(49,809,878)	(49,448,762)
Class VI	(359,906)	(395,803)
Net realized gains:
Class II	(207,743,583)	(41,053,058)
Class VI	(1,472,793)	(320,408)

Change in net assets from shareholder distributions	(259,386,160)	(91,218,031)

Change in net assets from capital transactions	232,473,751	402,842,475

Change in net assets	(752,043,330)	432,592,893

Net Assets:
Beginning of year	2,325,455,318	1,892,862,425

End of year	$1,573,411,988	$2,325,455,318

Accumulated undistributed net investment income at end of period	$–	$1,684,033

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$133,393,862	$412,785,556
Dividends reinvested	257,553,461	90,501,562
Cost of shares redeemed	(159,195,188)	(104,680,416)

Total Class II	231,752,135	398,606,702

Class VI Shares
Proceeds from shares issued	7,142,635	14,070,741
Dividends reinvested	1,832,699	716,209
Cost of shares redeemed (a)	(8,253,718)	(10,551,177)

Total Class VI	721,616	4,235,773

Change in net assets from capital transactions	$232,473,751	$402,842,475

SHARE TRANSACTIONS:
Class II Shares
Issued	12,004,826	30,524,258
Reinvested	25,698,045	6,697,524
Redeemed	(14,465,870)	(7,734,888)

Total Class II Shares	23,237,001	29,486,894

Class VI Shares
Issued	581,998	1,051,405
Reinvested	183,343	53,221
Redeemed	(707,419)	(794,788)

Total Class VI Shares	57,922	309,838

Total change in shares	23,294,923	29,796,732

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Investor Destinations Moderately Aggressive Fund

		Operations			Distributions							Ratios / Supplemental Data

			Net														Ratio of
	Net		Realized												Ratio of Net		Expenses
	Asset		and										Ratio of		Investment		(Prior to
	Value,		Unrealized						Net			Net	Expenses		Income		Reimbursements)
	Beginning	Net	Gains	Total	Net	Net			Asset			Assets	to Average		to Average		to Average
	of	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total		at End	Net		Net		Net		Portfolio
	Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return		of Period	Assets		Assets		Assets (c)		Turnover (d)

Class II Shares
Year Ended December 31, 2008	$13.34	0.24	(4.14)	(3.90)	(0.28)	(1.20)	(1.48)	–	$7.96	(31.39%)		$1,563,154,142	0.54%		2.08%		0.54%		22.71%
Year Ended December 31, 2007	$13.10	0.27	0.54	0.81	(0.31)	(0.26)	(0.57)	–	$13.34	6.15%		$2,309,022,995	0.58%		2.03%		0.58%		65.97%
Year Ended December 31, 2006	$11.85	0.23	1.45	1.68	(0.27)	(0.16)	(0.43)	–	$13.10	14.54%		$1,880,751,908	0.57%		1.97%		0.57%		5.40%
Year Ended December 31, 2005	$11.52	0.24	0.57	0.81	(0.24)	(0.24)	(0.48)	–	$11.85	7.07%		$1,202,098,385	0.57%		2.23%		0.57%		7.53%
Year Ended December 31, 2004 (e)	$10.60	0.19	1.08	1.27	(0.19)	(0.16)	(0.35)	–	$11.52	12.09%		$734,243,765	0.55%		2.11%		0.55%		11.44%

Class VI Shares
Year Ended December 31, 2008	$13.28	0.22	(4.10)	(3.88)	(0.28)	(1.20)	(1.48)	–	$7.92	(31.39%)		$10,257,846	0.55%		2.02%		0.55%		22.71%
Year Ended December 31, 2007	$13.06	0.25	0.55	0.80	(0.32)	(0.26)	(0.58)	–	$13.28	6.16%		$16,432,323	0.55%		2.01%		0.55%		65.97%
Year Ended December 31, 2006	$11.83	0.24	1.44	1.68	(0.29)	(0.16)	(0.45)	–	$13.06	14.56%		$12,110,517	0.56%		1.99%		0.56%		5.40%
Year Ended December 31, 2005	$11.51	0.25	0.57	0.82	(0.26)	(0.24)	(0.50)	–	$11.83	7.16%		$7,574,807	0.48%		2.59%		0.48%		7.53%
Period Ended December 31, 2004 (f)	$10.63	0.17	0.98	1.15	(0.17)	(0.10)	(0.27)	–	$11.51	10	.92%(a)	$2,751,466	0	.41%(b)	4	.26%(b)	0	.41%(b)	11.44%
Amounts designated as “-” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	On April 30, 2004, the existing shares of the Fund were renamed Class II Shares.
(f)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Investor Destinations Moderately Aggressive Fund (the “Fund”) (formerly “Nationwide NVIT Investor Destinations Moderately Aggressive Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Fixed Interest Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the twelve months ended December 31, 2008, the rate ranged from 4.00% to 4.05%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund’s performance may be hurt by its investment in the Nationwide Contract, Nationwide Fund Advisors (“NFA” or “Adviser”) believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par

16 Annual Report 2008

value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by the Money Market Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$1,515,656,955	$—	$58,636,738	$—	$—	$—	$1,574,293,693	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of December 31, 2008, the Fund did not hold any repurchase agreements.

18 Annual Report 2008

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(f)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Fund did not have securities on loan.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains

20 Annual Report 2008

sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

All assets	0.13%

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class II and Class VI of the Fund.

For the year ended December 31, 2008, NFS received $3,112,434 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $23,684.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $24,886 from Class VI.

For the year ended December 31, 2007, the Fund had contributions to capital due to redemption fees in the amount of $17,999 from Class VI.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this

22 Annual Report 2008

arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $506,218,196 and sales of $445,881,638.

7. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

10. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Underlying Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

11. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$53,553,837	$205,832,323	$259,386,160	$—	$259,386,160

2007	49,844,565	41,373,466	91,218,031	—	91,218,031

24 Annual Report 2008

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$199,137	$71,055,795	$71,254,932	$—	$—	$(740,385,434)	$(669,130,502)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$2,314,679,127	$2,701,086	$(743,086,520)	$(740,385,434)

2008 Annual Report 25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Moderately Aggressive Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

26 Annual Report 2008

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 35.68% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $276,888,119 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

2008 Annual Report 27

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

28 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

32 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 33

NVIT Investor Destinations Moderately Conservative Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

11	Statement of Investments

12	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-ID-MCON (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable, escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

The NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The objective is to reduce long-term risk and capture potential profits across various asset classes. Remember, asset allocation does not ensure a profit nor protect against losses. The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations.

Day-to-day market activity will likely cause the Fund’s asset allocations to fluctuate from the stated target. Under ordinary circumstances, the Adviser will periodically rebalance the assets of each Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

Each fund’s underlying funds may be subject to specific investment risks and loss of principal such as those associated with small companies, international securities, initial public offerings, bonds and short-term instruments. Please see the prospectus for information about the specific risks of an investment.

The Fund’s composite benchmark consists of 40% Standard & Poor’s 500® (S&P 500) Index, 35% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Index), and 25% Citigroup 3-Month Treasury Bill (T-Bill) Index.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Index): An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Citigroup 3-Month Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331.
Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG).Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

2 Annual Report 2008

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund (or that of any of its underlying funds) will be achieved.

There is no assurance that a diversified portfolio will produce better results than a nondiversified portfolio.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

2008 Annual Report 3

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

4 Annual Report 2008

NVIT Investor Destinations Moderately Conservative Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the reporting period ended December 31, 2008, the NVIT Investor Destinations Moderately Conservative Fund (Class II at NAV) registered -15.04% versus -14.01% for its composite benchmark, which consists of 40% Standard & Poor’s 500® (S&P 500) Index, 35% Barclays Capital (BARCAP) U.S. Aggregate Bond Index and 25% Citigroup 3-Month Treasury Bill (T-Bill) Index. For broader comparison, the average return for the Fund’s Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 157 funds as of December 31, 2008) was -25.34% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

During the reporting period the NVIT Bond Index Fund, which seeks to closely track the performance of the BARCAP U.S. Aggregate Bond Index, and the Nationwide Contract provided the most positive contributions to the Fund, gaining 4.74% and 4.01%, respectively. Among the best-performing sectors within the BARCAP U.S. Aggregate Bond Index in 2008 were U.S. Treasury securities and Agency mortgage-backed securities, which posted gains of 13.7% and 8.3%, as measured by their respective BARCAP indexes. Other bond market sectors, however, performed relatively poorly. Most notable was the investment-grade (high-quality) corporate bond sector, which dropped -4.9% during the reporting period. The Nationwide Contract (a fixed-interest contract issued and guaranteed by Nationwide Life Insurance Company that has a stable principal value and pays a credited interest rate that can change quarterly) posted a rate at, or slightly above, 4.00% throughout the reporting period.

What areas of investment detracted from Fund performance?

The steep declines posted by the Fund’s largest equity positions – the NVIT S&P 500 Index Fund, which registered -37.15%, as well as the combination of the Nationwide International Index Fund, with -42.17%, and the NVIT International Index Fund, with -42.87% – proved to be the largest negative contributors to overall Fund performance during the reporting period.

The S&P 500 Index declined -37.0% during the reporting period, and all 10 sectors within the S&P 500 Index recorded negative performance. The three worst performing sectors were financials, with -55.3%; materials, with -45.7%; and information technology, with -43.1%. Traditionally defensive sectors led the way in 2008; the best relative performers within the Index were consumer staples, with -15.4%, and health care, with -22.8%. At its lowest point during the reporting period, the S&P 500 Index was down 52% from its high, set back in October 2007.

On the international front, all 10 sectors and 21 countries represented in the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index registered negative performance during the reporting period. Among the weakest-performing major-country markets (in U.S. dollar terms) were the United Kingdom, with -48.3%; Germany, with -45.9%; and France, with -43.3%. Three smaller developed-country markets – Belgium, Greece and Norway – each declined in excess of 60%. Japan, with -29.2%, posted the best relative return for a major-country market.

What is your outlook for the near term?

We have experienced unprecedented market declines during the reporting period. Governments around the world have come to the rescue of some of the largest and best-known financial firms. The fourth quarter of 2008 witnessed particularly steep market declines and volatility that was at or near all-time high levels. The U.S. economy has slowed dramatically since 2007 and, given the continuing crisis in the equity and credit markets, the investing outlook for the near term is relatively bleak. As a result, many individual investors are extremely frustrated by their recent investment losses and confused as to how best to invest for their future.

We believe the current market turbulence underscores the critical importance of investing for the long term in a broadly diversified solution. The Investor Destinations Funds seek to achieve higher risk-adjusted returns over time than those that could be achieved with a less diversified portfolio of

2008 Annual Report 5

investments by combining underlying investments in major asset classes that typically behave differently under various market conditions. We believe this particular Fund’s significant fixed income-oriented allocations, as well as equity-oriented allocations, position the Fund to deliver the potential for moderate risk-adjusted returns for the investor who is willing to take on relatively lower levels of risk and to stay invested over the long term.

The table below lists the target allocation as of December 31, 2008, for each of the Fund’s underlying investments and how each underlying fund performed during the reporting period.

NVIT Investor Destinations Moderately Conservative Fund
Performance of Underlying Investments for Period Ended December 31, 2008

			1-year	5-year	Since	Inception
Asset Class	Underlying Investment	Target Allocation*	Return	Return	Inception	Date

Large Cap Stocks	NVIT S&P 500 Index Fund	20.0%	-37.15%	N/A	-11.45%	4/28/2006

Bonds	NVIT Bond Index Fund	35.0%	4.74%	N/A	5.74%	4/20/2007
	Nationwide Contract	7.5%	4.01%	3.74%	4.23%	3/30/2000
	NVIT Enhanced Income Fund	7.5%	3.12%	N/A	4.01%	4/19/2007

International Stocks	Nationwide International Index Fund	10.0%	-42.17%	1.93%	-1.87%	12/29/1999
	NVIT International Index Fund		-42.87%	N/A	-12.97%	4/28/2006

Mid-Cap Stocks	NVIT Mid Cap Index Fund	10.0%	-36.38%	N/A	-12.41%	4/28/2006

Money Market	NVIT Money Market Fund	10.0%	2.18%	N/A	3.91%	4/28/2006

*	Target allocations for each underlying investment are as of December 31, 2008. Due primarily to market activity, actual allocations may vary.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.

Performance shown is for Class Y shares for each underlying investment except the Nationwide International Index Fund (Institutional Class shares) and the Nationwide Contract. Performance returns assume the reinvestment of all distributions.

Portfolio Manager:
Thomas R. Hickey, Jr.

6 Annual Report 2008

Fund Performance	NVIT Investor Destinations Moderately Conservative Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Expense
	1 Yr.	5 Yr.	Inception[2]	Ratio*

Class II3	-15.04%	1.77%	2.59%	0.81%

Class VI4	-15.03%	1.81%	2.62%	0.82%

*	As of December 31, 2007. Expenses also include underlying fund expenses. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on December 12, 2001.

[3]	As of April 30, 2004, all existing shares were designated Class II shares.

[4]	These returns through April 30, 2004 were achieved prior to the creation of Class VI shares and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Nationwide NVIT Investor Destinations Moderately Conservative Fund versus performance of the Barclays Capital U.S. Aggregate Bond Index (formally Lehman Brothers U.S. Aggregate Bond Index)(a), the S&P 500 Index(b), the Citigroup 3-Month T-Bill Index(c), the Moderately Conservative Composite Index(d) and the Consumer Price Index (CPI)(e) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(b)	S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

(c)	The Citigroup 3-Month T-Bill Index is an average of the last 3-month treasury bill issues (excluding the current month-end bill).

(d)	The Moderately Conservative Composite is an unmanaged, hypothetical representation of the performance of each of

2008 Annual Report 7

Fund Performance	NVIT Investor Destinations Moderately Conservative Fund
Continued

the Fund’s asset classes according to their respective weightings. The Moderate Composite is a combination of Barclays Capital U.S. Aggregate Bond Index (35%), S&P 500 Index (40%) and Citigroup 3-Month T-Bill Index (25%).

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

8 Annual Report 2008

Shareholder	NVIT Investor Destinations

Expense Example	Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 December 31, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Investor Destinations			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Moderately Conservative Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class II	Actual		1,000.00	878.60	2.79	0.59
	Hypothetical	[b]	1,000.00	1,022.17	3.00	0.59

Class VI	Actual		1,000.00	878.10	2.79	0.59
	Hypothetical	[b]	1,000.00	1,022.17	3.00	0.59

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Annual Report 9

Portfolio Summary	NVIT Investor Destinations
Moderately Conservative Fund
December 31, 2008 (Unaudited)

Asset Allocation

Fixed Income Funds	47.2%
Equity Funds	34.4%
Fixed Contract	10.9%
Money Market Fund	7.6%
Liabilities in excess of other assets	(0.1%	)

	100.0%

Top Holdings

NVIT Bond Index Fund, Class Y	38.6%
NVIT S&P 500 Index Fund, Class Y	17.5%
Nationwide Fixed Contract, 4.00%	10.9%
NVIT Enhanced Income Fund, Class Y	8.6%
NVIT Mid Cap Index Fund, Class Y	8.2%
NVIT Money Market Fund, Class Y	7.6%
NVIT International Index Fund, Class Y	7.1%
Nationwide International Index Fund, Institutional Class	1.6%
Other	(0.1%	)

	100.0%

10 Annual Report 2008

Statement of Investments
December 31, 2008

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 89.2%(a)

	Shares	Market Value

Equity Funds 34.4%
Nationwide International Index Fund, Institutional Class	1,877,296	$10,625,493
NVIT International Index Fund, Class Y	7,459,612	48,338,287
NVIT Mid Cap Index Fund, Class Y	4,957,664	55,773,717
NVIT S&P 500 Index Fund, Class Y	18,902,898	118,710,198

		233,447,695

Fixed Income Funds 47.2%
NVIT Bond Index Fund, Class Y	25,909,809	261,429,975
NVIT Enhanced Income Fund, Class Y	5,818,324	58,066,869

		319,496,844

Money Market Fund 7.6%
NVIT Money Market Fund, Class Y	51,269,384	51,269,384

Total Mutual Funds (cost $736,973,080)		604,213,923

Fixed Contract 10.9%(a) (b)

	Principal Amount	Market Value

Nationwide Fixed Contract, 4.00%	$73,601,183	73,601,183

Total Fixed Contract (cost $73,601,183)		73,601,183

Total Investments (cost $810,574,263) (c) — 100.1%		677,815,106

Liabilities in excess of other assets — (0.1)%		(382,922)

NET ASSETS — 100.0%		$677,432,184

(a)	Investments in affiliates.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Assets and Liabilities
December 31, 2008

NVIT Investor
Destinations
Moderately
Conservative Fund

Assets:
Investments in affiliates, at value (cost $810,574,263)	$677,815,106
Cash	3,837
Interest and dividends receivable	48,177
Receivable for capital shares issued	714,552
Receivable for investments sold	673
Prepaid expenses and other assets	2,321

Total Assets	678,584,666

Liabilities:
Payable for investments purchased	711,389
Payable for capital shares redeemed	55,176
Accrued expenses and other payables:
Investment advisory fees	72,793
Distribution fees	139,524
Administrative services fees	87,815
Custodian fees	9,935
Trustee fees	6,480
Compliance program costs (Note 3)	13,223
Professional fees	38,186
Printing fees	6,324
Other	11,637

Total Liabilities	1,152,482

Net Assets	$677,432,184

Represented by:
Capital	$799,821,455
Accumulated net realized gains from investment transactions	10,369,886
Net unrealized appreciation/(depreciation) from investments in affiliates	(132,759,157)

Net Assets	$677,432,184

Net Assets:
Class II Shares	$670,732,957
Class VI Shares	6,699,227

Total	$677,432,184

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	75,752,335
Class VI Shares	760,262

Total	76,512,597

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$8.85
Class VI Shares	$8.81

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Operations
For the Year Ended December 31, 2008

NVIT Investor
Destinations
Moderately
Conservative Fund

INVESTMENT INCOME:
Interest income	$8,337
Interest income from affiliates	3,518,602
Dividend income from affiliates	21,746,823

Total Income	25,273,762

EXPENSES:
Investment advisory fees	998,310
Distribution fees Class II Shares	1,898,882
Distribution fees Class VI Shares	20,487
Administrative services fees Class II Shares	1,145,500
Administrative services fees Class VI Shares	10,693
Custodian fees	39,524
Trustee fees	24,629
Compliance program costs (Note 3)	14,977
Professional fees	119,564
Printing fees	41,540
Other	51,467

Total expenses before earnings credit	4,365,573
Earnings credit (Note 5)	(2,930)

Net Expenses	4,362,643

NET INVESTMENT INCOME	20,911,119

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(2,179,519)
Net realized gain distributions from underlying affiliated funds	7,670,557

Net realized gains from investment transactions with affiliated funds	5,491,038

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(150,006,341)

Net realized/unrealized losses from investments	(144,515,303)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(123,604,184)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately
	Conservative Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$20,911,119	$22,612,926
Net realized gains from investment transactions	5,491,038	41,567,475
Net change in unrealized appreciation / (depreciation) from investments	(150,006,341)	(23,791,978)

Change in net assets resulting from operations	(123,604,184)	40,388,423

Distributions to Shareholders From:
Net investment income:
Class II	(23,969,943)	(22,892,932)
Class VI	(252,507)	(251,651)
Net realized gains:
Class II	(38,930,506)	(19,126,179)
Class VI	(403,847)	(146,726)

Change in net assets from shareholder distributions	(63,556,803)	(42,417,488)

Change in net assets from capital transactions	42,710,991	186,497,375

Change in net assets	(144,449,996)	184,468,310

Net Assets:
Beginning of year	821,882,180	637,413,870

End of year	$677,432,184	$821,882,180

Accumulated undistributed net investment income at end of period	$–	$536,855

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$123,304,036	$212,062,488
Dividends reinvested	62,900,449	42,018,983
Cost of shares redeemed	(141,186,893)	(74,871,629)

Total Class II	45,017,592	179,209,842

Class VI Shares
Proceeds from shares issued	3,150,251	8,367,557
Dividends reinvested	656,354	398,376
Cost of shares redeemed (a)	(6,113,206)	(1,478,400)

Total Class VI	(2,306,601)	7,287,533

Change in net assets from capital transactions	$42,710,991	$186,497,375

SHARE TRANSACTIONS:
Class II Shares
Issued	11,856,676	18,439,089
Reinvested	6,363,595	3,698,450
Redeemed	(13,917,393)	(6,525,077)

Total Class II Shares	4,302,878	15,612,462

Class VI Shares
Issued	304,143	738,295
Reinvested	66,579	35,179
Redeemed	(575,695)	(129,082)

Total Class VI Shares	(204,973)	644,392

Total change in shares	4,097,905	16,256,854

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Investor Destinations Moderately Conservative Fund

		Operations			Distributions							Ratios / Supplemental Data

			Net														Ratio of
	Net		Realized												Ratio of Net		Expenses
	Asset		and										Ratio of		Investment		(Prior to
	Value,		Unrealized						Net			Net	Expenses		Income		Reimbursements)
	Beginning	Net	Gains	Total	Net	Net			Asset			Assets	to Average		to Average		to Average
	of	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total		at End	Net		Net		Net		Portfolio
	Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return		of Period	Assets		Assets		Assets (c)		Turnover (d)

Class II Shares
Year Ended December 31, 2008	$11.35	0.28	(1.91)	(1.63)	(0.33)	(0.54)	(0.87)	–	$8.85	(15.04%)		$670,732,957	0.57%		2.73%		0.57%		23.62%
Year Ended December 31, 2007	$11.35	0.34	0.31	0.65	(0.35)	(0.30)	(0.65)	–	$11.35	5.86%		$810,970,658	0.55%		3.07%		0.55%		80.89%
Year Ended December 31, 2006	$10.91	0.30	0.60	0.90	(0.31)	(0.15)	(0.46)	–	$11.35	8.42%		$633,781,962	0.57%		2.69%		0.57%		17.68%
Year Ended December 31, 2005	$10.91	0.28	0.20	0.48	(0.28)	(0.20)	(0.48)	–	$10.91	4.49%		$525,426,114	0.56%		2.66%		0.56%		11.32%
Year Ended December 31, 2004 (e)	$10.48	0.23	0.50	0.73	(0.23)	(0.07)	(0.30)	–	$10.91	7.16%		$425,065,745	0.56%		2.35%		0.56%		7.18%

Class VI Shares
Year Ended December 31, 2008	$11.30	0.29	(1.91)	(1.62)	(0.33)	(0.54)	(0.87)	–	$8.81	(15.03%)		$6,699,227	0.54%		2.64%		0.54%		23.62%
Year Ended December 31, 2007	$11.32	0.35	0.30	0.65	(0.37)	(0.30)	(0.67)	–	$11.30	5.82%		$10,911,522	0.56%		3.34%		0.56%		80.89%
Year Ended December 31, 2006	$10.90	0.30	0.59	0.89	(0.32)	(0.15)	(0.47)	–	$11.32	8.39%		$3,631,908	0.57%		2.65%		0.57%		17.68%
Year Ended December 31, 2005	$10.90	0.30	0.20	0.50	(0.30)	(0.20)	(0.50)	–	$10.90	4.65%		$4,264,903	0.48%		2.65%		0.48%		11.32%
Period Ended December 31, 2004 (f)	$10.44	0.20	0.49	0.69	(0.20)	(0.03)	(0.23)	–	$10.90	6	.67%(a)	$719,257	0	.41%(b)	3	.37%(b)	0	.41%(b)	7.18%
Amounts designated as “-” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	On April 30, 2004, the existing shares of the Fund were renamed Class II Shares.
(f)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Investor Destinations Moderately Conservative Fund (the “Fund”) (formerly “Nationwide NVIT Investor Destinations Moderately Conservative Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Fixed Interest Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values (“NAV“s) as reported by the Underlying Funds.

The following are the Valuation policies of the Underlying Funds:

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the twelve months ended December 31, 2008, the rate ranged from 4.00% to 4.05%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund’s performance may be hurt by its investment in the Nationwide Contract, Nationwide Fund Advisors (“NFA” or “Adviser”) believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par

16 Annual Report 2008

value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by the Money Market Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$604,213,923	$—	$73,601,183	$—	$—	$—	$677,815,106	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

The following policies, (b) through (h), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of December 31, 2008, the Fund did not hold any repurchase agreements.

18 Annual Report 2008

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(f)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Fund did not have securities on loan.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains

20 Annual Report 2008

sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

All assets	0.13%

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. The Fund does not pay a fee for these services.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class II and Class VI of the Fund.

For the year ended December 31, 2008, NFS received $1,171,282 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $14,977.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds holds. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $2,541 from Class VI.

For the year ended December 31, 2007, the Fund had contributions to capital due to redemption fees in the amount of $3,409 from Class VI.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this

22 Annual Report 2008

arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $197,463,625 and sales of $160,948,053.

7. Portfolio Investment Risks from Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

10. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Underlying Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

11. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$24,870,839	$38,685,964	$63,556,803	$—	$63,556,803

2007	23,144,583	19,272,905	42,417,488	—	42,417,488

24 Annual Report 2008

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$491,997	$10,726,364	$11,218,361	$—	$—	$(133,607,632)	$(122,389,271)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$811,422,738	$2,137,649	$(135,745,281)	$(133,607,632)

2008 Annual Report 25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Moderately Conservative Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

26 Annual Report 2008

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 15.23% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $49,412,328 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

2008 Annual Report 27

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

28 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

32 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 33

NVIT Mid Cap Growth Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MCG (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

Stocks of mid-sized companies may have more price volatility and be less liquid than those of larger, more established companies.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Russell Midcap® Growth Index: An unmanaged index of mid-capitalization growth stocks of U.S. companies; measures the performance of the stocks of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values, and gives a broad look at how the stock prices of medium-sized U.S. companies have performed.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with NorthPointe Capital® LLC.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Mid Cap Growth Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Mid Cap Growth Fund (Class I at NAV) registered -46.11% versus -44.32% for its benchmark, the Russell Midcap® Growth Index. For broader comparison, the average return for the Fund’s Lipper peer category of Mid-Cap Growth Funds (consisting of 143 funds as of December 31, 2008) was -45.24% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The Fund’s focus on high-quality stocks — those that we believe can generate earnings growth even in a difficult economic environment — helped Fund performance. Specifically, the Fund benefited from favorable relative performance in the materials sector (representing a 5% weighting in the Fund), industrials (16% of the Fund) and energy (11% of the Fund). In materials, the Fund was helped by its overweight position in containers and packaging, an area in which lower raw materials pricing benefited earnings. We decided not to hold commodity-oriented companies, which performed very poorly during the reporting period. Our focus on the early cyclical road and rail sector, as well as the construction and engineering sector, aided Fund returns in industrials, mainly through strong stock selection. The Fund’s energy holdings held up fairly well, which we attribute to our preference for higher-quality market leaders. Partially offsetting these areas of relative strength was poor stock selection within the technology and health-care sectors.

On an individual stock level, the largest positive contributor to Fund performance was energy-sector holding EOG Resources, Inc., which continues to benefit from its robust portfolio of natural gas properties. Another top performer for the Fund was W. R. Berkley Corp., a diversified insurance holding company. After several years of a weak pricing environment, W. R. Berkley began to see improvement as excess capacity left the market and competitors depleted reserves, resulting in a more prudent pricing environment. Fund holding ITT Educational Services, Inc., which provides technology-oriented post-secondary education, also performed well because individuals tend to return to school during tough economic times.

What areas of investment detracted from Fund performance?

The final quarter of the year saw the most detrimental performance within the Fund. The quarter’s poorest performers for the Fund included CommScope, Inc., a computer networking company. CommScope was hurt due to a slowdown in telecommunications spending and concerns about the company’s debt level, which became inflated after a recent acquisition. The Warnaco Group, Inc., a designer and manufacturer of apparel, was a significant underperformer during the quarter; earnings were hurt by the severe retrenchment in consumer spending as well as the company’s foreign-exchange exposure.

What is your outlook for the near term?

During 2008, the markets experienced one of the most significant declines in history. Markets and economies around the globe experienced financial, economic and psychological malaise. Now with 2008 in the history books, we are looking to the future. The question that needs to be answered is: How should we be positioned for tomorrow? At NorthPointe Capital, we manage the Fund in a sector-neutral manner with the focus on stock selection. We also continue to invest in companies that have a competitive advantage, a proven financial record of accomplishment and a strong balance sheet that allows them to thrive, regardless of the economic backdrop.

While we do not anticipate any meaningful economic recovery until late 2009, we are optimistic about the outlook for the Fund and mid-cap growth stocks in general. History suggests that equity markets typically lead the way out of economic slowdowns. It is worth noting that equities tend to recover in advance of any improvement in economic fundamentals. The Fund is well positioned for this type of scenario. We continue to believe that the key to success is adhering to a disciplined investment approach focused on earnings, the key driver of price appreciation. Our investment approach is to apply a rigorous investment process that indentifies best-in-class companies with solid fundamentals. This has been a hallmark of our investment style for many years, regardless of prevailing market conditions.

Subadviser:
NorthPointe Capital® LLC

Portfolio Manager:
Robert D. Glise, CFA

4 Annual Report 2008

Fund Performance	NVIT Mid Cap Growth Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Gross	Net
				Expense	Expense
	1 Yr.	5 Yr.	10 Yr.	Ratio*	Ratio*

Class I2	-46.11%	-3.96%	3.15%	0.97%	0.97%

Class II2	-46.28%	-4.16%	2.89%	1.22%	1.22%

Class III[2]	-46.10%	-3.96%	3.16%	1.00%	1.00%

Class IV3	-46.07%	-3.93%	3.17%	0.95%	0.95%

*	As of December 31, 2007. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	These returns until April 28, 2003 are based on the performance of the Portfolio which is the same as performance for the Class IV shares and which was achieved prior to the acquisition of the Portfolio’s assets by the Fund and restatement of the performance of Class I, Class II and Class III shares. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class I, Class II and Class III shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class IV. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

[3]	The Fund’s predecessor, Market Street Mid Cap Growth Portfolio (the “Portfolio”), commenced operations on May 1, 1989. As of April 28, 2003, the Strong GVIT Mid Cap Growth Fund (renamed Nationwide NVIT Mid Cap Growth Fund) acquired all of the assets, subject to stated liabilities, of the Portfolio. As a result, the performance of the Nationwide NVIT Mid Cap Growth Fund was restated to reflect the performance of the Portfolio because the Portfolio was the survivor for performance purposes. The performance of the Strong GVIT Mid Cap Growth Fund prior to April 28, 2003 is no longer reflected when performance is presented for the Fund.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class IV shares of the NVIT Mid Cap Growth Fund versus performance of the Russell Midcap Growth Index (Russell Midcap Growth)(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Russell Midcap Growth is an unmanaged index of mid-capitalization growth stocks of U.S. companies that measures the performance of the stocks of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values, and gives a broad look at how the stock prices of medium-sized U.S. companies have performed.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	NVIT Mid Cap Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
NVIT			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Mid Cap Growth Fund			07/01/08	12/31/08	07/01/08 - 12/31/2008[a]	07/01/08 - 12/31/2008[a]

Class I	Actual		1,000.00	619.20	4.52	1.11
	Hypothetical	[b]	1,000.00	1,019.56	5.65	1.11

Class II	Actual		1,000.00	618.00	5.61	1.38
	Hypothetical	[b]	1,000.00	1,018.20	7.02	1.38

Class III	Actual		1,000.00	619.00	4.64	1.14
	Hypothetical	[b]	1,000.00	1,019.41	5.80	1.14

Class IV	Actual		1,000.00	619.50	4.40	1.08
	Hypothetical	[b]	1,000.00	1,019.17	5.50	1.08

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	NVIT Mid Cap Growth Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	99.4%
Repurchase Agreement	1.3%
Liabilities in excess of other assets	(0.7)%

100.0%

Top Industries

Health Care Equipment & Supplies	8.8%
Diversified Consumer Services	6.4%
Information Technology Services	6.3%
Commercial Services & Supplies	5.0%
Communications Equipment	4.8%
Chemicals	4.2%
Electronic Equipment & Instruments	4.1%
Insurance	4.0%
Oil, Gas & Consumable Fuels	3.6%
Health Care Providers & Services	3.6%
Other	49.2%

100.0%

Top Holdings

Harris Corp.	3.6%
Fiserv, Inc.	3.0%
St. Jude Medical, Inc.	3.0%
Ball Corp.	2.7%
Apollo Group, Inc., Class A	2.7%
W.R. Berkley Corp.	2.7%
John Wiley & Sons, Inc., Class A	2.6%
ITT Educational Services, Inc.	2.4%
Alberto-Culver Co.	2.3%
Burger King Holdings, Inc.	2.2%
Other*	72.8%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

NVIT Mid Cap Growth Fund

Common Stocks 99.4%

	Shares	Market Value

Aerospace & Defense 3.1%
L-3 Communications Holdings, Inc.	22,400	$1,652,672
Rockwell Collins, Inc.	40,800	1,594,872

		3,247,544

Air Freight & Logistics 1.7%
CH Robinson Worldwide, Inc.	10,000	550,300
Expeditors International of Washington, Inc.	35,800	1,191,066

		1,741,366

Beverages 1.6%
Central European Distribution Corp.	33,600	661,920
Hansen Natural Corp.	31,000	1,039,430

		1,701,350

Capital Markets 1.4%
Affiliated Managers Group, Inc.	7,400	310,208
TD Ameritrade Holding Corp.	80,200	1,142,850

		1,453,058

Chemicals 4.2%
Airgas, Inc.	41,400	1,614,186
Albemarle Corp.	35,400	789,420
Ecolab, Inc.	58,000	2,038,700

		4,442,306

Commercial Services & Supplies 5.0%
Dun & Bradstreet Corp.	28,900	2,231,080
Pitney Bowes, Inc.	51,000	1,299,480
Stericycle, Inc.	33,700	1,755,096

		5,285,656

Communications Equipment 4.8%
F5 Networks, Inc.	55,500	1,268,730
Harris Corp.	100,400	3,820,220

		5,088,950

Computers & Peripherals 0.9%
NetApp, Inc.	67,900	948,563
Seagate Technology *(a)	40,800	0

		948,563

Construction & Engineering 3.0%
Aecom Technology Corp.	72,310	2,222,086
Jacobs Engineering Group, Inc.	10,000	481,000
URS Corp.	12,500	509,625

		3,212,711

Containers & Packaging 2.7%
Ball Corp.	69,700	2,898,823

Distributors 1.2%
LKQ Corp.	105,900	1,234,794

Diversified Consumer Services 6.4%
Apollo Group, Inc., Class A	37,500	2,873,250
ITT Educational Services, Inc.	26,900	2,554,962
New Oriental Education & Technology Group, Inc. ADR — CN	24,800	1,361,768

		6,789,980

Diversified Financial Services 2.3%
Interactive Brokers Group, Inc., Class A	63,270	1,131,900
IntercontinentalExchange, Inc.	16,260	1,340,475

		2,472,375

Electric Utility 1.2%
Allegheny Energy, Inc.	35,800	1,212,188

Electronic Equipment & Instruments 4.1%
Amphenol Corp., Class A	63,700	1,527,526
Dolby Laboratories, Inc., Class A	45,000	1,474,200
Mettler-Toledo International, Inc.	19,300	1,300,820

		4,302,546

Energy Equipment & Services 3.6%
FMC Technologies, Inc.	28,900	688,687
Helmerich & Payne, Inc.	32,500	739,375
IHS, Inc., Class A	28,800	1,077,696
Smith International, Inc.	32,000	732,480
Superior Energy Services, Inc.	34,400	547,992

		3,786,230

Health Care Equipment & Supplies 8.8%
C.R. Bard, Inc.	25,700	2,165,482
Intuitive Surgical, Inc.	8,800	1,117,512
ResMed, Inc.	35,200	1,319,296
St. Jude Medical, Inc.*	95,200	3,137,792
Varian Medical Systems, Inc.	44,100	1,545,264

		9,285,346

Health Care Providers & Services 3.6%
Express Scripts, Inc.	34,200	1,880,316
Laboratory Corp. of America Holdings	17,000	1,094,970
Mednax, Inc.	26,700	846,390

		3,821,676

Hotels, Restaurants & Leisure 3.5%
Burger King Holdings, Inc.	95,000	2,268,600
Penn National Gaming, Inc.	66,300	1,417,494

		3,686,094

Household Durables 1.2%
Jarden Corp.	109,550	1,259,825

8 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Household Products 1.6%
Church & Dwight Co., Inc.	29,800	$1,672,376

Information Technology Services 6.3%
Alliance Data Systems Corp.*	42,900	1,996,137
Cognizant Technology Solutions Corp., Class A*	51,500	930,090
Fiserv, Inc.	86,400	3,142,368
Paychex, Inc.	21,500	565,020

		6,633,615

Insurance 4.0%
Brown & Brown, Inc.	66,000	1,379,400
W.R. Berkley Corp.	90,600	2,808,600

		4,188,000

Machinery 0.6%
Bucyrus International, Inc.	35,900	664,868

Media 2.6%
John Wiley & Sons, Inc., Class A	76,300	2,714,754

Oil, Gas & Consumable Fuels 3.6%
Continental Resources, Inc.	47,900	992,009
Range Resources Corp.	16,400	563,996
Southwestern Energy Co.	15,000	434,550
XTO Energy, Inc.	52,562	1,853,862

		3,844,417

Personal Products 2.3%
Alberto-Culver Co.	97,800	2,397,078

Road & Rail 1.2%
J.B. Hunt Transport Services, Inc.	47,200	1,239,944

Semiconductors & Semiconductor Equipment 2.2%
Broadcom Corp., Class A	82,000	1,391,540
Marvell Technology Group Ltd.*	99,900	666,333
MEMC Electronic Materials, Inc.	17,700	252,756

		2,310,629

Software 2.0%
Intuit, Inc.	86,800	2,064,972

Specialty Retail 3.4%
Advance Auto Parts, Inc.	29,500	992,675
Bed Bath & Beyond, Inc.	27,500	699,050
GameStop Corp., Class A*	42,500	920,550
Guess?, Inc.	37,600	577,160
Sherwin-Williams Co. (The)	7,000	418,250

		3,607,685

Textiles, Apparel & Luxury Goods 1.4%
Coach, Inc.*	69,900	1,451,823

Thrifts & Mortgage Finance 0.9%
Hudson City Bancorp, Inc.	60,000	957,600

Trading Companies & Distributors 2.1%
Fastenal Co.	64,300	2,240,855

Wireless Telecommunication Services 0.9%
NII Holdings, Inc.	52,400	952,632

Total Common Stocks (cost $134,844,740)		104,812,629

Repurchase Agreement 1.3%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $1,421,373, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09 — 06/24/09; total market value of $1,449,798	$1,421,371	$1,421,371

Total Repurchase Agreement (cost $1,421,371)		1,421,371

Total Investments (cost $136,266,111) (b) — 100.7%		106,234,000

Liabilities in excess of other assets — (0.7)%		(781,517)

NET ASSETS — 100.0%		$105,452,483

* Denotes a non-income producing security.
(a) Fair Valued Security.
(b) See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

CH	Switzerland

CN	China

Ltd.	Limited

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 9

Statement of Assets and Liabilities
December 31, 2008

	NVIT Mid Cap
	Growth Fund

Assets:
Investments, at value (cost $134,844,740)	$104,812,629
Repurchase agreement, at value and cost	1,421,371

Total Investments	106,234,000

Interest and dividends receivable	43,451
Receivable for capital shares issued	534,023
Receivable from adviser	25,993
Receivable from sub-administrator	17,636
Prepaid expenses and other assets	1,246

Total Assets	106,856,349

Liabilities:
Cash overdraft	12,646
Payable for investments purchased	1,105,500
Payable for capital shares redeemed	147,252
Accrued expenses and other payables:
Investment advisory fees	64,135
Fund administration fees	4,280
Distribution fees	3,824
Administrative services fees	17,954
Custodian fees	2,574
Trustee fees	1,013
Compliance program costs (Note 3)	2,068
Professional fees	5,752
Printing fees	34,015
Other	2,853

Total Liabilities	1,403,866

Net Assets	$105,452,483

Represented by:
Capital	$246,820,434
Accumulated net realized losses from investment transactions	(111,335,840)
Net unrealized appreciation/(depreciation) from investments	(30,032,111)

Net Assets	$105,452,483

Net Assets:
Class I Shares	$41,881,666
Class II Shares	18,867,353
Class III Shares	638,639
Class IV Shares	44,064,825

Total	$105,452,483

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,389,467
Class II Shares	1,088,487
Class III Shares	36,393
Class IV Shares	2,507,685

Total	6,022,032

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$17.53
Class II Shares	$17.33
Class III Shares	$17.55
Class IV Shares	$17.57	(a	)

(a)	NAV shown differs from traded NAV at December 31, 2008 due to financial statement adjustment.

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Operations
For the Year Ended December 31, 2008

NVIT Mid Cap
Growth Fund

INVESTMENT INCOME:
Interest income	$306,262
Dividend income	1,241,273
Income from securities lending (Note 2)	92,610

Total Income	1,640,145

EXPENSES:
Investment advisory fees	2,134,077
Fund administration fees	133,099
Distribution fees Class II Shares	354,685
Administrative services fees Class I Shares	104,703
Administrative services fees Class II Shares	233,649
Administrative services fees Class III Shares	1,052
Administrative services fees Class IV Shares	109,027
Custodian fees	17,318
Trustee fees	8,676
Compliance program costs (Note 3)	3,029
Professional fees	39,760
Printing fees	125,565
Other	20,036

Total expenses before reimbursed/waived expenses	3,284,676

Earnings credit (Note 5)	(173)
Expenses reimbursed by adviser	(68,585)
Expenses reimbursed by sub-administrator	(17,636)

Net Expenses	3,198,282

NET INVESTMENT LOSS	(1,558,137)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(40,719,031)
Net change in unrealized appreciation/(depreciation) from investments	(88,403,729)

Net realized/unrealized losses from investments	(129,122,760)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(130,680,897)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statements of Changes in Net Assets

	NVIT Mid Cap Growth Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment loss	$(1,558,137)	$(2,273,412)
Net realized gains (losses) from investment	(40,719,031)	26,385,733
Net change in unrealized appreciation/(depreciation) from investments	(88,403,729)	8,517,425

Change in net assets resulting from operations	(130,680,897)	32,629,746

Distributions to Shareholders From:
Net investment income:
Class I	–	–
Class II	–	–
Class III	–	–
Class IV	–	–
Net realized gains:
Class I	–	–
Class II	–	–
Class III	–	–
Class IV	–	–

Change in net assets from shareholder distributions	–	–

Change in net assets from capital transactions	(256,967,115)	116,700,721

Change in net assets	(387,648,012)	149,330,467

Net Assets:
Beginning of year	$493,100,495	$343,770,028

End of year	$105,452,483	$493,100,495

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$11,203,932	$12,388,914
Dividends reinvested	–	–
Cost of shares redeemed	(40,262,915)	(33,921,802)

Total Class I	(29,058,983)	(21,532,888)

Class II Shares
Proceeds from shares issued	44,771,008	158,552,058
Dividends reinvested	–	–
Cost of shares redeemed	(265,453,645)	(9,539,051)

Total Class II	(220,682,637)	149,013,007

Class III Shares
Proceeds from shares issued	208,397	396,708
Dividends reinvested	–	–
Cost of shares redeemed (a)	(449,077)	(328,598)

Total Class III	(240,680)	68,110

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statements of Changes in Net Assets (Continued)

	NVIT Mid Cap Growth Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$2,640,296	$3,077,330
Dividends reinvested	–	–
Cost of shares redeemed	(9,625,111)	(13,924,838)

Total Class IV	(6,984,815)	(10,847,508)

Change in net assets from capital transactions	$(256,967,115)	$116,700,721

SHARE TRANSACTIONS:
Class I Shares
Issued	418,677	388,977
Reinvested	–	–
Redeemed	(1,516,794)	(1,059,673)

Total Class I Shares	(1,098,117)	(670,696)

Class II Shares
Issued	1,590,744	4,990,175
Reinvested	–	–
Redeemed	(9,429,663)	(297,992)

Total Class II Shares	(7,838,919)	4,692,183

Class III Shares
Issued	7,804	11,977
Reinvested	–	–
Redeemed	(17,603)	(10,138)

Total Class III Shares	(9,799)	1,839

Class IV Shares
Issued	115,483	96,846
Reinvested	–	–
Redeemed	(373,191)	(433,730)

Total Class IV Shares	(257,708)	(336,884)

Total change in shares	(9,204,543)	3,686,442

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Financial Highlights
Selected data for a share of capital stock outstanding throughout the years indicated

NVIT Mid Cap Growth Fund

		Operations			Distributions					Ratios / Supplemental Data

			Operations
			Net Realized										Ratio of Net	Ratio of
			and										Investment	Expenses
	Net Asset	Net	Unrealized									Ratio of	Income	(Prior to
	Value,	Investment	Gains	Total	Net				Net Asset		Net Assets	Expenses	(Loss) to	Reimbursements)
	Beginning	Income	(Losses) from	from	Investment	Net Realized	Total	Redemption	Value, End	Total	at End of	to Average	Average	to Average		Portfolio (b)
	of Year	(Loss)	Investments	Operations	Income	Gains	Distributions	Fees	of Year	Return	Year	Net Assets	Net Assets	Net Assets		Turnover
Class I Shares
Year Ended December 31, 2008 (c)	$32.53	(0.12)	(14.88)	(15.00)	–	–	–	–	$17.53	(46.11%)	$41,881,666	1.02%	(0.45%)	1.02%	(d)	107.48%
Year Ended December 31, 2007	$29.84	(0.14)	2.83	2.69	–	–	–	–	$32.53	9.01%	$113,458,099	0.97%	(0.41%)	0.98%	(a)	80.29%
Year Ended December 31, 2006	$27.15	–	2.69	2.69	–	–	–	–	$29.84	9.91%	$124,091,402	0.98%	–	0.98%	(d)	65.88%
Year Ended December 31, 2005	$24.74	(0.13)	2.54	2.41	–	–	–	–	$27.15	9.74%	$134,094,232	1.01%	(0.48%)	1.01%	(d)	56.01%
Year Ended December 31, 2004	$21.45	(0.11)	3.40	3.29	–	–	–	–	$24.74	15.34%	$149,323,688	0.98%	(0.51%)	0.98%	(d)	90.14%

Class II Shares
Year Ended December 31, 2008 (c)	$32.26	(0.19)	(14.74)	(14.93)	–	–	–	–	$17.33	(46.28%)	$18,867,353	1.25%	(0.68%)	1.26%	(a)	107.48%
Year Ended December 31, 2007	$29.67	(0.16)	2.75	2.59	–	–	–	–	$32.26	8.73%	$288,031,900	1.22%	(0.65%)	1.22%	(a)	80.29%
Year Ended December 31, 2006	$27.06	(0.06)	2.67	2.61	–	–	–	–	$29.67	9.65%	$125,646,915	1.23%	(0.37%)	1.23%	(d)	65.88%
Year Ended December 31, 2005	$24.69	(0.11)	2.48	2.37	–	–	–	–	$27.06	9.60%	$26,824,973	1.16%	(0.63%)	1.16%	(d)	56.01%
Year Ended December 31, 2004	$21.43	(0.09)	3.35	3.26	–	–	–	–	$24.69	15.21%	$14,255,673	1.08%	(0.61%)	1.08%	(d)	90.14%

Class III Shares
Year Ended December 31, 2008 (c)	$32.56	(0.11)	(14.90)	(15.01)	–	–	–	–	$17.55	(46.10%)	$638,639	0.99%	(0.42%)	0.99%	(d)	107.48%
Year Ended December 31, 2007	$29.88	(0.13)	2.81	2.68	–	–	–	–	$32.56	8.97%	$1,504,210	1.00%	(0.43%)	1.00%	(a)	80.29%
Year Ended December 31, 2006	$27.18	–	2.70	2.70	–	–	–	–	$29.88	9.93%	$1,325,151	0.99%	(0.01%)	0.99%	(d)	65.88%
Year Ended December 31, 2005	$24.77	(0.11)	2.52	2.41	–	–	–	–	$27.18	9.73%	$1,391,815	1.01%	(0.48%)	1.01%	(d)	56.01%
Year Ended December 31, 2004	$21.48	(0.10)	3.39	3.29	–	–	–	–	$24.77	15.32%	$1,189,657	0.98%	(0.50%)	0.98%	(d)	90.14%

Class IV Shares
Year Ended December 31, 2008 (c)	$32.58	(0.10)	(14.91)	(15.01)	–	–	–	–	$17.57	(46.07%)	$44,064,825	0.95%	(0.38%)	1.05%	(a)	107.48%
Year Ended December 31, 2007	$29.88	(0.13)	2.83	2.70	–	–	–	–	$32.58	9.04%	$90,106,286	0.95%	(0.37%)	0.96%	(a)	80.29%
Year Ended December 31, 2006	$27.18	0.01	2.69	2.70	–	–	–	–	$29.88	9.93%	$92,706,560	0.95%	0.03%	0.98%	(a)	65.88%
Year Ended December 31, 2005	$24.75	(0.11)	2.54	2.43	–	–	–	–	$27.18	9.82%	$95,256,780	0.95%	(0.42%)	1.01%	(a)	56.01%
Year Ended December 31, 2004	$21.46	(0.11)	3.40	3.29	–	–	–	–	$24.75	15.33%	$95,854,350	0.95%	(0.48%)	0.98%	(a)	90.14%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the year, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.
(d)	There were no fee reductions during the year.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Mid Cap Growth Fund (the “Fund”) (formerly “Nationwide NVIT Mid Cap Growth Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 15

Notes to Financial Statements (Continued)
December 31, 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

16 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$104,812,629	$—	$1,421,371	$—	$—	$—	$106,234,000	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(d)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Fund did not have securities on loan.

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

18 Annual Report 2008

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. NorthPointe Capital®, LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

Up to $200 million	0.75%

$200 million or more	0.70%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $1,422,578 for the year ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.95% for the Fund’s Class IV shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount	Amount	Amount
Fiscal Year	Fiscal Year	Fiscal Year
2006	2007	2008

$27,983	$3,955	$68,585

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, Class II and Class III and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2008, NFS received $477,940 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $3,029.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

20 Annual Report 2008

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $85 from Class III.

For the year ended December 31, 2007, the Fund had no contributions to capital due to redemption fees from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $306,888,000 and sales of $530,530,964.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

On December 3, 2008, the Board of Trustees of the Trust unanimously approved a Plan of Reorganization between the NVIT Mid Cap Growth Fund and the NVIT Multi-Manager Mid Cap Growth Fund, each a series of the Trust, whereby, pending approval by the shareholders of the NVIT Mid Cap Growth Fund, the NVIT Mid Cap Growth Fund would be merged into the NVIT Multi-Manager Mid Cap Growth Fund.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

10. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$—	$—	$—	$—	$—

2007	—	—	—	—	—

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$—	$—	$—	$(107,142,409)	$(34,225,542)	$(141,367,951)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

22 Annual Report 2008

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$140,459,542	$3,075,971	$(37,301,513)	$(34,225,542)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$13,069,786	2009

56,598,075	2010

20,080,311	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $17,394,237.

2008 Annual Report 23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Mid Cap Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

24 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 25

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

26 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

28 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30 Annual Report 2008

NVIT Mid Cap Index Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

14	Statement of Assets and Liabilities

15	Statement of Operations

16	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MCX (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

Stocks of mid-sized companies may have more price volatility and be less liquid than those of larger, more established companies.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Standard & Poor’s MidCap 400 (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with BlackRock Investment Management, LLC.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Mid Cap Index Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Mid Cap Index Fund (Class I at NAV) registered -36.46% versus -36.23% for its benchmark, the Standard & Poor’s MidCap 400 (S&P 400) Index. For broader comparison, the average return for the Fund’s Lipper peer category of Mid-Cap Core Funds (consisting of 73 funds as of December 31, 2008) was -38.25% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

All 10 sectors represented in the S&P 400 Index recorded negative returns for the reporting period. From a sector perspective, defensive utilities and consumer staples sectors posted comparatively smaller losses, registering -20.3% and -24.5%, respectively. On an individual-stock basis, the strongest performers during the reporting period included Valeant Pharmaceuticals International, with 91.3%; Thoratec Corp., with 78.6%; and Dollar Tree Stores, Inc., with 60.8%.

What areas of investment detracted from Fund performance?

At the sector level, the most prominent losses were in energy, which registered -57.2% for the reporting period. Telecommunications services and materials also were hit hard, registering -50.2% and -44.6%, respectively. The most notable stock-level laggards within the benchmark index were Pacific Sunwear of California, Inc., with -88.7%; Louisiana-Pacific Corp., with -88.3%; and Belo Corp., with -88.0%.

What is your outlook for the near term?

Looking ahead, it seems clear that the degree to which markets are able to recover will depend largely on the effectiveness of government policies. The investment debate in 2009 is likely to center on the issue of debt-induced deflation versus policy-induced reflation (government efforts designed to stimulate the economy). Policymakers have made it clear that stimulus plans will persist until evidence emerges that credit market conditions have improved. Toward the end of the reporting period, the effects of recent policy actions seemed to be taking hold. Investment-grade bond spreads over Treasuries have begun to narrow, as have spreads in some areas of the high yield and municipal markets. In addition, bank-lending rates are declining. Should these trends continue, these should help to lay the groundwork for improved global equity market conditions throughout 2009.

Subadviser:
BlackRock Investment Management, LLC

Portfolio Managers:
Debra L. Jelilian and Jeffrey L. Russo, CFA

4 Annual Report 2008

Fund Performance	NVIT Mid Cap Index Fund

Average Annual Total Return1
For Periods Ended December 31, 2008

				Expense
	1 Yr.	5 Yr.	10 Yr.	Ratio*

Class I	-36.46%	-0.52%	4.33%	0.46%

Class II2	-36.61%	-0.70%	4.10%	0.62%

Class Y2	-36.38%	-0.44%	4.37%	0.29%

*	As of December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	These returns, until the creation of the Class II (May 6, 2002) and Class ID (May 1, 2006) shares, are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II and Class ID shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Mid Cap Index Fund versus performance of The Standard & Poor’s Midcap 400 Index (S&P Midcap 400)(a) and The Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	S&P Midcap 400 is an unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	NVIT Mid Cap Index Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Mid Cap Index Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class I	Actual		1,000.00	662.10	2.09	0.50
	Hypothetical	[b]	1,000.00	1,022.62	2.55	0.50
Class II	Actual		1,000.00	661.30	2.80	0.67
	Hypothetical	[b]	1,000.00	1,021.77	3.41	0.67
Class Y	Actual		1,000.00	662.70	1.38	0.33
	Hypothetical	[b]	1,000.00	1,023.48	1.68	0.33

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expense.

6 Annual Report 2008

Portfolio Summary	NVIT Mid Cap Index Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	97.6%
Repurchase Agreements	2.2%
Other assets in excess of liabilities	0.2%

100.0%

Top Industries

Real Estate Investment Trusts	6.9%
Insurance	5.7%
Machinery	4.7%
Commercial Banks	4.6%
Specialty Retail	4.2%
Health Care Equipment & Supplies	3.8%
Chemicals	3.6%
Oil, Gas & Consumable Fuels	3.6%
Information Technology Services	3.2%
Multi-Utility	3.1%
Other	56.6%

100.0%

Top Holdings

Everest Re Group Ltd.	0.7%
Vertex Pharmaceuticals, Inc.	0.7%
Health Care REIT, Inc.	0.6%
W.R. Berkley Corp.	0.6%
O’Reilly Automotive, Inc.	0.6%
New York Community Bancorp, Inc.	0.6%
Martin Marietta Materials, Inc.	0.6%
MDU Resources Group, Inc.	0.6%
SAIC, Inc.	0.6%
Church & Dwight Co., Inc.	0.6%
Other*	93.8%

100.0%

*	For purposes of listing top holdings, the repurchase agreements are included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

NVIT Mid Cap Index Fund

Common Stocks 97.6%

	Shares	Market Value

Aerospace & Defense 0.5%
Alliant Techsystems, Inc.	39,200	$3,361,792
BE Aerospace, Inc.	113,976	876,475

		4,238,267

Airlines 0.4%
AirTran Holdings, Inc.	130,700	580,308
Alaska Air Group, Inc.	41,600	1,216,800
JetBlue Airways Corp.	217,500	1,544,250

		3,341,358

Auto Components 0.6%
ArvinMeritor, Inc.	88,025	250,871
BorgWarner, Inc.	137,300	2,989,021
Gentex Corp.	163,200	1,441,056
Modine Manufacturing Co.	34,900	169,963

		4,850,911

Automobiles 0.1%
Thor Industries, Inc.	40,000	527,200

Beverages 0.5%
Hansen Natural Corp.	87,300	2,927,169
PepsiAmericas, Inc.	66,200	1,347,832

		4,275,001

Biotechnology 0.9%
United Therapeutics Corp.*	27,000	1,688,850
Vertex Pharmaceuticals, Inc.	178,090	5,410,374

		7,099,224

Capital Markets 1.8%
Affiliated Managers Group, Inc.	48,227	2,021,676
Apollo Investment Corp.	164,233	1,529,009
Eaton Vance Corp.	137,800	2,895,178
Jefferies Group, Inc.	141,900	1,995,114
Raymond James Financial, Inc.	113,425	1,942,970
SEI Investments Co.	155,200	2,438,192
Waddell & Reed Financial, Inc., Class A	102,100	1,578,466

		14,400,605

Chemicals 3.6%
Airgas, Inc.	97,000	3,782,030
Albemarle Corp.	108,700	2,424,010
Ashland, Inc.	78,400	823,984
Cabot Corp.	76,500	1,170,450
Chemtura Corp.	276,400	386,960
Cytec Industries, Inc.	56,700	1,203,174
Ferro Corp.	51,600	363,780
FMC Corp.	88,400	3,954,132
Lubrizol Corp.	80,500	2,929,395
Minerals Technologies, Inc.	22,600	924,340
Olin Corp.	89,800	1,623,584
RPM International, Inc.	149,800	1,990,842
Scotts Miracle-Gro Co. (The), Class A	51,600	1,533,552
Sensient Technologies Corp.	57,700	1,377,876
Terra Industries, Inc.	121,780	2,030,073
Valspar Corp.	118,800	2,149,092

		28,667,274

Commercial Banks 4.6%
Associated Bancorp	150,715	3,154,465
BancorpSouth, Inc.	85,400	1,994,944
Bank of Hawaii Corp.	56,800	2,565,656
Cathay General Bancorp, Inc.	58,900	1,398,875
City National Corp.	47,500	2,313,250
Colonial BancGroup, Inc. (The)	238,770	494,254
Commerce Bancshares, Inc.	78,120	3,433,374
Cullen/Frost Bankers, Inc.	70,160	3,555,709
FirstMerit Corp.	96,500	1,986,935
Fulton Financial Corp.	207,500	1,996,150
PacWest Bancorp	29,350	789,515
SVB Financial Group	38,700	1,015,101
Synovus Financial Corp.	331,500	2,751,450
TCF Financial Corp.	136,300	1,861,858
Valley National Bancorp	157,400	3,187,350
Webster Financial Corp.	62,700	864,006
Westamerica Bancorp	34,500	1,764,675
Wilmington Trust Corp.	80,200	1,783,648

		36,911,215

Commercial Services & Supplies 2.3%
Brink’s Co. (The)	49,800	1,338,624
Brink’s Home Security Holdings, Inc.	49,900	1,093,808
Clean Harbors, Inc.	23,100	1,465,464
Copart, Inc.	76,400	2,077,316
Corrections Corp. of America	148,900	2,436,004
Deluxe Corp.	58,400	873,664
FTI Consulting, Inc.	60,500	2,703,140
Herman Miller, Inc.	66,100	861,283
HNI Corp. (a)	52,700	834,768
Mine Safety Appliances Co.	35,400	846,414
Rollins, Inc.	46,150	834,392
Waste Connections, Inc.	92,600	2,923,382

		18,288,259

Communications Equipment 1.2%
3Com Corp.	464,900	1,059,972
ADC Telecommunications, Inc.	140,454	768,283
ADTRAN, Inc.	66,700	992,496
Avocent Corp.	53,500	958,185
CommScope, Inc.	83,455	1,296,891
F5 Networks, Inc.	95,100	2,173,986
Plantronics, Inc.	55,900	737,880
Polycom, Inc.	100,500	1,357,755

		9,345,448

8 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Computers & Peripherals 1.1%
Diebold, Inc.	76,500	$2,148,885
Imation Corp.	35,700	484,449
NCR Corp.	190,010	2,686,741
Palm, Inc. (a)	129,900	398,793
Western Digital Corp.	259,300	2,968,985

		8,687,853

Construction & Engineering 2.0%
Dycom Industries, Inc.	44,600	366,612
Granite Construction, Inc.	38,250	1,680,323
KBR, Inc.	193,560	2,942,112
Quanta Services, Inc.*	233,480	4,622,904
Shaw Group, Inc. (The)	98,605	2,018,444
URS Corp.	99,700	4,064,769

		15,695,164

Construction Materials 0.6%
Martin Marietta Materials, Inc.	48,980	4,754,978

Consumer Finance 0.1% (a)
AmeriCredit Corp.	135,190	1,032,852

Containers & Packaging 1.1%
AptarGroup, Inc.	78,300	2,759,292
Greif, Inc., Class A	40,500	1,353,915
Packaging Corp. of America	123,300	1,659,618
Sonoco Products Co.	115,800	2,681,928
Temple-Inland, Inc.	126,400	606,720

		9,061,473

Distributors 0.2%
LKQ Corp.	167,900	1,957,714

Diversified Consumer Services 2.3%
Career Education Corp.	87,600	1,571,544
Corinthian Colleges, Inc.	101,700	1,664,829
DeVry, Inc.	72,900	4,185,189
ITT Educational Services, Inc.	37,000	3,514,260
Matthews International Corp., Class A	35,620	1,306,542
Regis Corp.	51,400	746,842
Service Corp. International	298,100	1,481,557
Sotheby’s	80,100	712,089
Strayer Education, Inc.	17,000	3,644,970

		18,827,822

Diversified Telecommunication Services 0.1%
Cincinnati Bell, Inc.	277,300	535,189

Electric Utilities 2.4%
DPL, Inc.	135,100	3,085,684
Great Plains Energy, Inc.	141,257	2,730,498
Hawaiian Electric Industries, Inc.	107,300	2,375,622
IDACORP, Inc.	54,100	1,593,245
Northeast Utilities	184,300	4,434,258
NV Energy, Inc.	278,710	2,756,442
Westar Energy, Inc.	128,700	2,639,637

		19,615,386

Electrical Equipment 1.7%
Ametek, Inc.	126,750	3,829,117
Hubbell, Inc., Class B	64,900	2,120,932
Roper Industries, Inc.	106,200	4,610,142
Thomas & Betts Corp.	67,700	1,618,707
Woodward Governor Co.	64,900	1,493,998

		13,672,896

Electronic Equipment & Instruments 2.2%
Arrow Electronics, Inc.	142,200	2,679,048
Avnet, Inc.	178,600	3,252,306
Ingram Micro, Inc., Class A	197,200	2,640,508
Mettler-Toledo International, Inc.	39,600	2,669,040
National Instruments Corp.	65,350	1,591,926
Tech Data Corp.	60,400	1,077,536
Trimble Navigation Ltd.	140,600	3,038,366
Vishay Intertechnology, Inc.	220,350	753,597

		17,702,327

Energy Equipment & Services 2.7%
Exterran Holdings, Inc.	78,230	1,666,299
FMC Technologies, Inc.	149,642	3,565,969
Helix Energy Solutions Group, Inc.	109,300	791,332
Helmerich & Payne, Inc.	124,300	2,827,825
Oceaneering International, Inc.	65,500	1,908,670
Patterson-UTI Energy, Inc.	185,100	2,130,501
Pride International, Inc.	203,700	3,255,126
Superior Energy Services, Inc.	94,170	1,500,128
Tidewater, Inc.	60,900	2,452,443
Unit Corp.	56,100	1,498,992

		21,597,285

Food & Staples Retailing 0.5%
BJ’s Wholesale Club, Inc.	68,300	2,339,958
Ruddick Corp.	46,700	1,291,255

		3,631,213

Food Products 1.8%
Corn Products International, Inc.	86,970	2,509,085
Flowers Foods, Inc.	95,400	2,323,944
Hormel Foods Corp.	82,100	2,551,668
Lancaster Colony Corp.	23,300	799,190
Ralcorp Holdings, Inc.	66,700	3,895,280
Smithfield Foods, Inc.	138,190	1,944,333
Tootsie Roll Industries, Inc. (a)	28,927	740,820

		14,764,320

Health Care Equipment & Supplies 3.8%
Advanced Medical Optics, Inc.	62,186	411,050
Beckman Coulter, Inc.	73,900	3,247,166

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Health Care Equipment & Supplies (continued)

Edwards Lifesciences Corp.	66,800	$3,670,660
Gen-Probe, Inc.	64,400	2,758,896
Hill-Rom Holdings, Inc.	74,420	1,224,953
Hologic, Inc.	303,200	3,962,824
IDEXX Laboratories, Inc.	70,600	2,547,248
Kinetic Concepts, Inc.	67,300	1,290,814
Masimo Corp.	57,000	1,700,310
ResMed, Inc.	89,700	3,361,956
STERIS Corp.	70,300	1,679,467
Teleflex, Inc.	47,200	2,364,720
Thoratec Corp.	66,600	2,163,834

		30,383,898

Health Care Providers & Services 2.7%
Community Health Systems, Inc.	113,100	1,648,998
Health Management Associates, Inc., Class A	288,150	515,789
Health Net, Inc.	126,100	1,373,229
Henry Schein, Inc.	105,700	3,878,133
Kindred Healthcare, Inc.	35,090	456,872
LifePoint Hospitals, Inc.	63,400	1,448,056
Lincare Holdings, Inc.	87,330	2,351,797
Omnicare, Inc.	122,900	3,411,704
Psychiatric Solutions, Inc.	66,200	1,843,670
Universal Health Services, Inc., Class B	60,500	2,272,985
VCA Antech, Inc.	98,000	1,948,240
WellCare Health Plans, Inc.	49,590	637,727

		21,787,200

Health Care Technology 0.4%
Cerner Corp.	80,630	3,100,224

Hotels, Restaurants & Leisure 1.4%
Bob Evans Farms, Inc.	37,100	757,953
Boyd Gaming Corp.	68,500	324,005
Brinker International, Inc.	120,740	1,272,600
Cheesecake Factory (The)	71,350	720,635
Chipotle Mexican Grill, Inc., Class A	39,220	2,430,855
International Speedway Corp., Class A	34,100	979,693
Life Time Fitness, Inc. (a)	41,560	538,202
Scientific Games Corp., Class A	77,400	1,357,596
Wendy’s/Arby’s Group, Inc., Class A	494,650	2,443,571

		10,825,110

Household Durables 1.7%
American Greetings Corp., Class A	55,700	421,649
Blyth, Inc.	28,300	221,872
Furniture Brands International, Inc.	52,000	114,920
Hovnanian Enterprises, Inc., Class A	61,100	105,092
M.D.C. Holdings, Inc.	43,300	1,311,990
Mohawk Industries, Inc.	65,500	2,814,535
NVR, Inc.	6,412	2,925,475
Ryland Group, Inc.	50,400	890,568
Toll Brothers, Inc.	154,200	3,304,506
Tupperware Brands Corp.	74,000	1,679,800

		13,790,407

Household Products 1.0%
Church & Dwight Co., Inc.	82,850	4,649,542
Energizer Holdings, Inc.	68,760	3,722,666

		8,372,208

Industrial Conglomerate 0.2%
Carlisle Cos., Inc.	70,900	1,467,630

Information Technology Services 3.2%
Acxiom Corp.	76,100	617,171
Alliance Data Systems Corp.*	75,500	3,513,015
Broadridge Financial Solutions, Inc.	164,140	2,058,315
DST Systems, Inc.	49,300	1,872,414
Gartner, Inc.	70,200	1,251,666
Global Payments, Inc.	94,290	3,091,769
Lender Processing Services, Inc.	99,100	2,918,495
Mantech International Corp., Class A	24,800	1,343,912
Metavante Technologies, Inc.	103,700	1,670,607
NeuStar, Inc., Class A	91,060	1,741,978
SAIC, Inc.	239,900	4,673,252
SRA International, Inc., Class A	50,900	878,025

		25,630,619

Insurance 5.7%
American Financial Group, Inc.	86,650	1,982,552
Arthur J. Gallagher & Co.	111,000	2,876,010
Brown & Brown, Inc.	137,200	2,867,480
Everest Re Group Ltd.	73,100	5,565,834
Fidelity National Financial, Inc., Class A	251,465	4,463,504
First American Corp.	110,100	3,180,789
Hanover Insurance Group, Inc. (The)	60,700	2,608,279
HCC Insurance Holdings, Inc.	136,450	3,650,037
Horace Mann Educators Corp.	48,500	445,715
Mercury General Corp.	40,700	1,871,793
Old Republic International Corp.	274,537	3,272,481
Protective Life Corp.	83,300	1,195,355
Reinsurance Group of America, Inc.	84,600	3,622,572
StanCorp Financial Group, Inc.	56,700	2,368,359
Unitrin, Inc.	57,300	913,362
W.R. Berkley Corp.	164,450	5,097,950

		45,982,072

Internet & Catalog Retail 0.6%
Netflix, Inc. (a)	50,550	1,510,940
priceline.com, Inc.	47,500	3,498,375

		5,009,315

10 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Internet Software & Services 0.2%
Digital River, Inc.	44,130	$1,094,424
ValueClick, Inc.	103,900	710,676

		1,805,100

Leisure Equipment & Products 0.1%
Callaway Golf Co.	77,400	719,046

Life Sciences Tools & Services 2.0%
Affymetrix, Inc.	84,300	252,057
Bio-Rad Laboratories, Inc., Class A	22,800	1,717,068
Charles River Laboratories International, Inc.	80,600	2,111,720
Covance, Inc.	74,100	3,410,823
Pharmaceutical Product Development, Inc.	141,000	4,090,410
Techne Corp.	44,600	2,877,592
Varian, Inc.	35,000	1,172,850

		15,632,520

Machinery 4.7%
AGCO Corp. (b)	107,100	2,526,489
Bucyrus International, Inc.	88,700	1,642,724
Crane Co.	57,900	998,196
Donaldson Co., Inc.	92,700	3,119,355
Federal Signal Corp.	52,600	431,846
Graco, Inc.	71,550	1,697,882
Harsco Corp.	97,500	2,698,800
IDEX Corp.	98,230	2,372,254
Joy Global, Inc.	127,400	2,916,186
Kennametal, Inc.	88,200	1,957,158
Lincoln Electric Holdings, Inc.	49,700	2,531,221
Nordson Corp.	40,600	1,310,974
Oshkosh Corp.	89,000	791,210
Pentair, Inc.	117,500	2,781,225
SPX Corp.	64,010	2,595,605
Terex Corp.	110,100	1,906,932
Timken Co.	100,100	1,964,963
Trinity Industries, Inc.	96,500	1,520,840
Wabtec Corp.	57,240	2,275,290

		38,039,150

Marine 0.2%
Alexander & Baldwin, Inc.	49,300	1,235,458

Media 1.0%
Belo Corp., Class A	100,280	156,437
DreamWorks Animation SKG, Inc., Class A	93,000	2,349,180
Harte-Hanks, Inc.	48,750	304,200
John Wiley & Sons, Inc., Class A	50,800	1,807,464
Lamar Advertising Co., Class A (a)	89,600	1,125,376
Marvel Entertainment, Inc.	58,400	1,795,800
Scholastic Corp.	31,800	431,844

		7,970,301

Metals & Mining 1.3%
Carpenter Technology Corp.	52,980	1,088,209
Cliffs Natural Resources, Inc.	134,440	3,443,009
Commercial Metals Co.	136,200	1,616,694
Reliance Steel & Aluminum Co.	75,300	1,501,482
Steel Dynamics, Inc.	188,500	2,107,430
Worthington Industries, Inc.	72,500	798,950

		10,555,774

Multi-Utility 3.1%
Alliant Energy Corp.	131,200	3,828,416
Black Hills Corp.	45,900	1,237,464
MDU Resources Group, Inc.	217,350	4,690,413
NSTAR	126,900	4,630,581
OGE Energy Corp.	109,800	2,830,644
PNM Resources, Inc.	103,350	1,041,768
Puget Energy, Inc.	153,500	4,185,945
Vectren Corp.	93,500	2,338,435

		24,783,666

Multiline Retail 0.7%
99 Cents Only Stores	56,400	616,452
Dollar Tree, Inc.	107,250	4,483,050
Saks, Inc. (a)	169,000	740,220

		5,839,722

Natural Gas Utility 2.1%
AGL Resources, Inc.	91,300	2,862,255
Energen Corp.	85,200	2,498,916
National Fuel Gas Co.	95,600	2,995,148
ONEOK, Inc.	123,420	3,593,990
UGI Corp.	129,600	3,164,832
WGL Holdings, Inc.	59,600	1,948,324

		17,063,465

Office Electronics 0.2%
Zebra Technologies Corp., Class A	74,700	1,513,422

Oil, Gas & Consumable Fuels 3.6%
Arch Coal, Inc.	166,800	2,717,172
Bill Barrett Corp.	44,130	932,467
Cimarex Energy Co.	98,190	2,629,528
Comstock Resources, Inc.	54,600	2,579,850
Denbury Resources, Inc.	291,700	3,185,364
Encore Acquisition Co.	63,050	1,609,036
Forest Oil Corp.	112,870	1,861,227
Frontier Oil Corp.	122,600	1,548,438
Mariner Energy, Inc.	101,200	1,032,240
Newfield Exploration Co.	156,200	3,084,950
Overseas Shipholding Group, Inc.	29,930	1,260,352
Patriot Coal Corp.	74,900	468,125
Plains Exploration & Production Co.	127,180	2,955,663
Quicksilver Resources, Inc.	133,700	744,709
Southern Union Co.	148,300	1,933,832

		28,542,953

2008 Annual Report 11

Statement of Investments (Continued)
December 31, 2008

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Paper & Forest Products 0.0%
Louisiana-Pacific Corp.	109,110	$170,212

Personal Products 0.4%
Alberto-Culver Co.	100,770	2,469,873
NBTY, Inc.	64,650	1,011,772

		3,481,645

Pharmaceuticals 1.4%
Endo Pharmaceuticals Holdings, Inc.	140,260	3,629,929
Medicis Pharmaceutical Corp., Class A	67,800	942,420
Perrigo Co.	91,700	2,962,827
Sepracor, Inc.	128,600	1,412,028
Valeant Pharmaceuticals International (a)	96,900	2,219,010

		11,166,214

Professional Services 0.8%
Corporate Executive Board Co. (The)	40,600	895,636
Kelly Services, Inc., Class A	29,700	386,397
Korn/Ferry International	56,300	642,946
Manpower, Inc.	93,400	3,174,666
MPS Group, Inc.	107,700	810,981
Navigant Consulting, Inc.	55,380	878,881

		6,789,507

Real Estate Investment Trusts 6.9%
Alexandria Real Estate Equities, Inc.	37,950	2,289,903
AMB Property Corp.	115,770	2,711,333
BRE Properties, Inc.	60,300	1,687,194
Camden Property Trust	63,300	1,983,822
Cousins Properties, Inc.	48,930	677,681
Duke Realty Corp.	175,130	1,919,425
Equity One, Inc.	39,840	705,168
Essex Property Trust, Inc.	31,000	2,379,250
Federal Realty Investment Trust	69,800	4,333,184
Health Care REIT, Inc.	122,700	5,177,940
Highwoods Properties, Inc.	75,200	2,057,472
Hospitality Properties Trust	111,540	1,658,600
Liberty Property Trust	116,500	2,659,695
Macerich Co. (The)	90,400	1,641,664
Mack-Cali Realty Corp.	78,310	1,918,595
Nationwide Health Properties, Inc.	116,220	3,337,838
Omega Healthcare Investors, Inc.	96,000	1,533,120
Potlatch Corp.	47,098	1,225,019
Rayonier, Inc.	92,877	2,911,694
Realty Income Corp.	121,100	2,803,465
Regency Centers Corp.	82,700	3,862,090
SL Green Realty Corp.	68,500	1,774,150
UDR, Inc.	160,700	2,216,053
Weingarten Realty Investors	92,000	1,903,480

		55,367,835

Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.	42,130	1,167,001

Road & Rail 0.9%
Con-way, Inc.	54,000	1,436,400
J.B. Hunt Transport Services, Inc.	96,500	2,535,055
Kansas City Southern	107,400	2,045,970
Werner Enterprises, Inc.	50,350	873,069
YRC Worldwide, Inc. (a)	68,500	196,595

		7,087,089

Semiconductors & Semiconductor Equipment 1.6%
Atmel Corp.	518,500	1,622,905
Cree, Inc. (a)	104,700	1,661,589
Fairchild Semiconductor International, Inc.	149,200	729,588
Integrated Device Technology, Inc.	202,530	1,136,193
International Rectifier Corp.	83,400	1,125,900
Intersil Corp., Class A	146,200	1,343,578
Lam Research Corp.	145,980	3,106,455
RF Micro Devices, Inc.	312,700	243,906
Semtech Corp.	73,900	832,853
Silicon Laboratories, Inc.	56,600	1,402,548

		13,205,515

Software 2.5%
ACI Worldwide, Inc.	40,700	647,130
Advent Software, Inc.	20,600	411,382
ANSYS, Inc.	105,600	2,945,184
Cadence Design Systems, Inc.	309,700	1,133,502
FactSet Research Systems, Inc.	50,500	2,234,120
Fair Isaac Corp.	57,820	974,845
Jack Henry & Associates, Inc.	102,500	1,989,525
Macrovision Solutions Corp.	99,300	1,256,145
Mentor Graphics Corp.	110,200	569,734
Parametric Technology Corp.	137,290	1,736,718
Sybase, Inc.	95,136	2,356,519
Synopsys, Inc.	171,200	3,170,624
Wind River Systems, Inc.	77,300	698,019

		20,123,447

Specialty Retail 4.2%
Advance Auto Parts, Inc. (b)	113,050	3,804,133
Aeropostale, Inc.	77,950	1,254,995
American Eagle Outfitters, Inc.	243,200	2,276,352
AnnTaylor Stores Corp.	68,020	392,475
Barnes & Noble, Inc.	44,300	664,500
CarMax, Inc.	261,600	2,061,408
Chico’s FAS, Inc.	210,600	880,308
Coldwater Creek, Inc.	61,900	176,415
Collective Brands, Inc.	76,000	890,720
Dick’s Sporting Goods, Inc.	100,240	1,414,386
Foot Locker, Inc.	183,100	1,343,954
Guess?, Inc.	71,200	1,092,920
J Crew Group, Inc.	61,200	746,640
O’Reilly Automotive, Inc.	159,200	4,893,808
Pacific Sunwear of California, Inc.	79,100	125,769
PetSmart, Inc.	149,600	2,760,120

12 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Specialty Retail (continued)

Rent-A-Center, Inc.	79,400	$1,401,410
Ross Stores, Inc.	153,600	4,566,528
Urban Outfitters, Inc.*	134,400	2,013,312
Williams-Sonoma, Inc.	103,100	810,366

		33,570,519

Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	111,500	1,421,625
Phillips-Van Heusen Corp.	61,100	1,229,943
Timberland Co., Class A	56,400	651,420
Under Armour, Inc., Class A (a)	43,400	1,034,656
Warnaco Group, Inc. (The)	54,720	1,074,154

		5,411,798

Thrifts & Mortgage Finance 1.3%
Astoria Financial Corp.	96,050	1,582,904
First Niagara Financial Group, Inc.	139,700	2,258,949
New York Community Bancorp, Inc.	407,428	4,872,839
PMI Group, Inc. (The)	92,600	180,570
Washington Federal, Inc.	104,689	1,566,147

		10,461,409

Tobacco 0.1%
Universal Corp.	30,300	905,061

Trading Companies & Distributors 0.5%
GATX Corp.	58,000	1,796,260
MSC Industrial Direct Co., Class A	52,100	1,918,843
United Rentals, Inc.	70,781	645,523

		4,360,626

Water Utility 0.4%
Aqua America, Inc.	160,600	3,306,754

Wireless Telecommunication Services 0.5%
Telephone & Data Systems, Inc.	111,800	3,549,650
Telephone & Data Systems, Inc., Special Shares	14,200	399,020

		3,948,670

Total Common Stocks (cost $1,197,377,957)		$784,053,796

Repurchase Agreements 2.2%

	Principal Amount	Market Value

Morgan Stanley (c), 0.04%, dated 12/31/08, due 01/02/09, repurchase price $5,251,982, collateralized by U.S. Government Agency Mortgages ranging 3.43% — 7.00%, maturing 03/01/15 — 09/01/48; total market value of $5,357,009	$5,251,970	5,251,970
UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $12,820,806, collateralized by Treasury Bills and U.S. Government Discount Notes maturing 01/30/09 — 06/24/09; total market value of $13,077,200	12,820,785	12,820,785

Total Repurchase Agreement (cost $18,072,755)		18,072,755

Total Investments (cost $1,215,450,712) (d) — 99.8%		802,126,551

Other assets in excess of liabilities — 0.2%		1,487,682

NET ASSETS — 100.0%		$803,614,233

*	Denotes a non-income producing security.

(a)	The security or a partial position of this security is on loan at December 31, 2008. The total value of securities on loan at December 31, 2008 was $5,090,901.

(b)	All or a part of the security was pledged as collateral for futures contracts as of December 31, 2008.

(c)	The security was purchased with cash collateral held from securities on loan (See Note 2). The total value of this security as of December 31, 2008 was $5,251,970.

(d)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

At December 31, 2008, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered By	Appreciation/
Contracts	Long Contracts	Expiration	Contracts	Depreciation

381	S&P 400 Futures	03/20/09	$20,467,320	$678,741

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statement of Assets and Liabilities
December 31, 2008

NVIT Mid Cap
Index Fund

Assets:
Investments, at value (cost $1,197,377,957)*	$784,053,796
Repurchase agreements, at value and cost	18,072,755

Total Investments	802,126,551

Cash	370,775
Interest and dividends receivable	1,210,280
Receivable for capital shares issued	173,104
Receivable for investments sold	9,998,764
Variation margin receivable	332,469
Prepaid expenses and other assets	3,692

Total Assets	814,215,635

Liabilities:
Payable for investments purchased	4,713,348
Payable upon return of securities loaned (Note 2)	5,251,970
Payable for capital shares redeemed	315,314
Accrued expenses and other payables:
Investment advisory fees	141,070
Fund administration fees	32,079
Distribution fees	2,243
Administrative services fees	33,045
Custodian fees	15,732
Trustee fees	7,518
Compliance program costs (Note 3)	15,342
Professional fees	42,668
Printing fees	18,163
Other	12,910

Total Liabilities	10,601,402

Net Assets	$803,614,233

Represented by:
Capital	$1,209,623,173
Accumulated net realized gains from investment and futures transactions	6,636,480
Net unrealized appreciation/(depreciation) from investments	(413,324,161)
Net unrealized appreciation/(depreciation) from futures	678,741

Net Assets	$803,614,233

Net Assets:
Class I Shares	$250,979,592
Class II Shares	11,279,926
Class Y Shares	541,354,715

Total	$803,614,233

Shares outstanding (unlimited number of shares authorized):
Class I Shares	22,317,805
Class II Shares	1,007,012
Class Y Shares	48,141,542

Total	71,466,359

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.25
Class II Shares	$11.20
Class Y Shares	$11.25

*	Includes value of securitites on loan of $5,090,901. (Note 2)

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Statement of Operations
For the Year Ended December 31, 2008

NVIT Mid Cap
Index Fund

INVESTMENT INCOME:
Interest income	$743,569
Dividend income	16,805,722
Income from securities lending (Note 2)	1,386,239

Total Income	18,935,530

EXPENSES:
Investment advisory fees	2,502,186
Fund administration fees	518,355
Distribution fees Class II Shares	42,136
Administrative services fees Class I Shares	495,265
Administrative services fees Class II Shares	13,195
Custodian fees	123,973
Trustee fees	37,070
Compliance program costs (Note 3)	19,210
Professional fees	175,034
Printing fees	89,183
Other	99,628

Total expenses before earnings credit	4,115,235

Earnings credit (Note 4)	(22,633)

Net Expenses	4,092,602

NET INVESTMENT INCOME	14,842,928

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	31,975,182
Net realized losses from futures transactions	(12,714,362)

Net realized gains from investment and futures transactions	19,260,820

Net change in unrealized appreciation/(depreciation) from investments	(507,013,576)
Net change in unrealized appreciation/(depreciation) from futures	(495,873)

Net change in unrealized appreciation/(depreciation) from investments and futures	(507,509,449)

Net realized/unrealized gains from investments and futures	(488,248,629)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(473,405,701)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Statements of Changes in Net Assets

	NVIT Mid Cap Index Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$14,842,928	$15,595,945
Net realized gains from investment and futures transactions	19,260,820	72,540,943
Net change in unrealized appreciation/(depreciation) from investments and futures	(507,509,449)	(36,748,744)

Change in net assets resulting from operations	(473,405,701)	51,388,144

Distributions to Shareholders From:
Net investment income:
Class I	(4,833,705)	(7,219,213)
Class II	(181,818)	(271,599)
Class Y (a)	(10,479,806)	(9,062,605)
Net realized gains:
Class I	(24,499,231)	(15,211,569)
Class II	(1,110,650)	(645,494)
Class Y (a)	(47,179,421)	(22,577,560)

Change in net assets from shareholder distributions	(88,284,631)	(54,988,040)

Change in net assets from capital transactions	3,402,546	642,795,615

Change in net assets	(558,287,786)	639,195,719

Net Assets:
Beginning of year	$1,361,902,019	$722,706,300

End of year	$803,614,233	$1,361,902,019

Accumulated undistributed net investment income at end of year	$–	$155,667

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$56,048,623	$51,479,017
Dividends reinvested	29,332,936	22,430,715
Cost of shares redeemed	(126,609,887)	(161,265,759)

Total Class I	(41,228,328)	(87,356,027)

Class II Shares
Proceeds from shares issued	2,834,822	4,058,685
Dividends reinvested	1,292,468	917,090
Cost of shares redeemed	(5,176,552)	(6,505,171)

Total Class II	(1,049,262)	(1,529,396)

Class Y Shares (a)
Proceeds from shares issued	91,464,128	109,245,283
Issued from in-kind transactions	–	609,836,722
Dividends reinvested	57,659,227	31,640,058
Cost of shares redeemed	(103,443,219)	(19,041,025)

Total Class Y	45,680,136	731,681,038

Change in net assets from capital transactions	$3,402,546	$642,795,615

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

16 Annual Report 2008

	NVIT Mid Cap Index Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

SHARE TRANSACTIONS:
Class I Shares
Issued	3,427,422	2,595,852
Reinvested	1,847,787	1,130,022
Redeemed	(7,972,034)	(8,186,352)

Total Class I Shares	(2,696,825)	(4,460,478)

Class II Shares
Issued	179,546	205,691
Reinvested	81,837	46,357
Redeemed	(337,341)	(330,623)

Total Class II Shares	(75,958)	(78,575)

Class Y Shares (a)
Issued	5,786,751	5,570,823
Issued from in-kind transactions	–	30,476,598
Reinvested	3,644,155	1,593,559
Redeemed	(6,207,639)	(962,547)

Total Class Y Shares	3,223,267	36,678,433

Total change in shares	450,484	32,139,380

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 17

Financial Highlights
(Selected data for each share of capital outstanding throughout the periods indicated)

NVIT Mid Cap Index Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)		Turnover (d)

Class I Shares
Year Ended December 31, 2008	$19.18	0.21	(6.83)	(6.62)	(0.21)	(1.10)	(1.31)	$11.25	(36.46%)	$250,979,592	0.44%	1.22%	0	.44%(c)	24.70%
Year Ended December 31, 2007	$18.59	0.27	1.16	1.43	(0.27)	(0.57)	(0.84)	$19.18	7.56%	$479,738,690	0.46%	1.34%	0	.47%(c)	23.90%
Year Ended December 31, 2006	$17.36	0.21	1.48	1.69	(0.21)	(0.25)	(0.46)	$18.59	9.89%	$548,012,004	0.50%	1.17%	0	.50%(f)	13.76%
Year Ended December 31, 2005	$16.61	0.16	1.82	1.98	(0.18)	(1.05)	(1.23)	$17.36	12.10%	$576,338,849	0.55%	0.93%	0	.55%(f)	19.32%
Year Ended December 31, 2004	$14.77	0.09	2.23	2.32	(0.08)	(0.40)	(0.48)	$16.61	15.73%	$532,473,971	0.60%	0.62%	0	.60%(f)	15.90%

Class II Shares
Year Ended December 31, 2008	$19.11	0.18	(6.81)	(6.63)	(0.18)	(1.10)	(1.28)	$11.20	(36.61%)	$11,279,926	0.64%	1.02%	0	.64%(c)	24.70%
Year Ended December 31, 2007	$18.53	0.23	1.16	1.39	(0.24)	(0.57)	(0.81)	$19.11	7.37%	$20,694,631	0.62%	1.17%	0	.62%(c)	23.90%
Year Ended December 31, 2006	$17.30	0.19	1.47	1.66	(0.18)	(0.25)	(0.43)	$18.53	9.74%	$21,522,029	0.66%	1.01%	0	.66%(f)	13.76%
Year Ended December 31, 2005	$16.56	0.13	1.81	1.94	(0.15)	(1.05)	(1.20)	$17.30	11.90%	$21,512,149	0.72%	0.76%	0	.72%(f)	19.32%
Year Ended December 31, 2004	$14.73	0.07	2.22	2.29	(0.06)	(0.40)	(0.46)	$16.56	15.50%	$15,367,073	0.78%	0.45%	0	.78%(f)	15.90%

Class Y Shares (g)
Year Ended December 31, 2008	$19.18	0.23	(6.83)	(6.60)	(0.23)	(1.10)	(1.33)	$11.25	(36.38%)	$541,354,715	0.31%	1.36%	0	.31%(c)	24.70%
Year Ended December 31, 2007	$18.59	0.28	1.18	1.46	(0.30)	(0.57)	(0.87)	$19.18	7.74%	$861,468,698	0.29%	1.28%	0	.29%(c)	23.90%
Period Ended December 31, 2006 (e)	$18.88	0.16	(0.01)	0.15	(0.19)	(0.25)	(0.44)	$18.59	0.94%	$153,172,267	0.31%	1.38%	0	.31%(f)	13.76%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.
(f)	There were no fee waivers/reimbursements during the period.
(g)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

18 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Great West Life & Annuity Insurance Company and First Great West Life & Annuity Insurance Company, Jefferson National Life Insurance Company and Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Mid Cap Index Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

20 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$784,053,796	$678,741	$18,072,755	$—	$—	$—	$802,126,551	$678,741

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

The following shows the value of securities on loan by the Fund and the value of collateral posted as of December 31, 2008:

Value of	Value of
Loaned Securities	Collateral

$5,090,901	$5,251,970

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains

22 Annual Report 2008

sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. BlackRock Investment Management, LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

Up to $1.5 billion	0.22%

$1.5 billion up to $3 billion	0.21%

$3 billion or more	0.20%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $892,187 for the year ended December 31, 2008.

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.32% for the Fund’s Class I, Class II and Class Y shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. As of December 31, 2008, the Fund had no cumulative potential reimbursements.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

24 Annual Report 2008

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the year ended December 31, 2008, NFS received $634,471 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $19,210.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $292,729,630 and sales of $276,437,951.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

2008 Annual Report 25

Notes to Financial Statements (Continued)
December 31, 2008

7. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

8. Other

During the year ended December 31, 2007, the NVIT Mid Cap Index Fund accepted securities eligible for investment by the Fund as consideration for Fund shares issued (“Purchase In-Kind”) to the Nationwide NVIT Investor Destinations Aggressive Fund, Nationwide NVIT Investor Destinations Moderately Aggressive Fund, Nationwide NVIT Investor Destinations Moderate Fund, Nationwide NVIT Investor Destinations Moderately Conservative Fund and Nationwide NVIT Investor Destinations Conservative Fund, pursuant to no-action relief received from the Securities and Exchange Commission. Gartmore Variable Insurance Trust (no-action letter pub. avail. December 29, 2006).

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

9. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$27,655,961	$60,628,670	$88,284,631	$—	$88,284,631

2007	18,567,860	36,420,180	54,988,040	—	54,988,040

26 Annual Report 2008

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$234,881	$29,377,329	$29,612,210	$—	$(11,561,880)	$(424,059,272)	$(406,008,942)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$1,226,185,823	$10,527,695	$(434,586,967)	$(424,059,272)

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $11,561,880.

2008 Annual Report 27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Mid Cap Index Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

28 Annual Report 2008

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 65.58% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $90,005,999 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

2008 Annual Report 29

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

30 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

32 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 33

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

34 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 35

NVIT Money Market Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MMKT (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency except as stated below. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The U.S. Treasury Temporary Guarantee Program provides a guarantee to, subject to certain conditions and limitations, participating money market mutual fund shareholders based on the number of shares invested in the fund at the close of business on September 19, 2008.

•	Any increase in the number of shares an investor holds after the close of business on September 19, 2008, will not be guaranteed.

•	If a customer closes his or her account with a fund or broker-dealer, any future investment in the fund will not be guaranteed.

•	If the number of shares an investor holds fluctuates during the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

•	The Program expires on April 30, 2009, unless extended by the United States Treasury. Participation by the Fund is voluntary.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

iMoneyNet First Tier Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds that do not invest in any second-tier securities. Portfolio holdings of first-tier money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, first-tier commercial paper, floating-rate notes and asset-backed commercial paper.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is an affiliate of Nationwide Asset Management, LLC.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Money Market Fund*

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Money Market Fund (Class I at NAV) returned 2.05% versus 2.97% for its benchmark, the iMoneyNet First Tier Retail Index. For broader comparison, the average return for the Fund’s Lipper peer category of Money Market Funds (consisting of 106 funds as of December 31, 2008) was 2.23% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The Fund’s main objective during the reporting period was to reduce risk, while maintaining liquidity. As a result of the turbulent financial market conditions, the Fund’s holdings were more conservative compared to those of prior years. Longer-dated-maturity Fund holdings produced better returns due to the easing interest-rate environment during the reporting period. These Fund holdings included such names as General Electric Capital Corp., HSBC Finance Corp., ING U.S. Funding, and The Walt Disney Co.

What areas of investment detracted from Fund performance?

Government securities were one area that hampered Fund performance. Due to market conditions and the desire to reduce risk, the Fund was positioned with a higher percentage of these types of securities. These holdings, which included investments in Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHLB), Fannie Mae (FNMA), and Freddie Mac (FHLMC), totaled approximately 17% of the Fund’s portfolio as of December 31, 2008. In addition, the Fund held a higher-than-usual percentage of corporate names, which generally offer lower yields than other industries, such as foreign banks and asset-backed securities. The Fund stopped buying asset-backed securities during the reporting period due to the desire to position the Fund more defensively.

What is your outlook for the near term?

The near-term economic outlook remains dire, as suggested by the downtrend in the leading indicators and the continued deterioration in the housing and labor markets. A meaningful recovery in corporate profits appears unlikely to occur during the foreseeable future. Still, the financial markets already have discounted a relatively-severe recession and now appear to be much more reasonably valued than these markets were during most challenging days of the economic turmoil of the last months of the reporting period . Moreover, equities tend to be leading indicators, with the Standard & Poor’s 500® (S&P 500) Index having bottomed in advance of 12 out of the past 13 recessionary troughs. Volatility is likely to remain high and enormous downside risks persist, but there is reason to believe that the worst of the percentage declines has passed.

Subadviser:
Nationwide Asset Management, LLC

Portfolio Manager:
Karen G. Mader

*	An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency except as stated below. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The U.S. Treasury Temporary Guarantee Program currently in place provides a guarantee, subject to certain conditions and limitations, to participating money market mutual fund shareholders based on the number of shares invested in the fund at the close of business on September 19, 2008.

•	Any increase in the number of shares an investor holds after the close of business on September 19, 2008, will not be guaranteed.

•	If a customer closes his or her account with a fund or broker-dealer, any future investment in the fund will not be guaranteed.

•	If the number of shares an investor holds fluctuates during the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

•	The Program expires on April 30, 2009, unless extended by the United States Treasury. Participation by the Fund is voluntary.

4 Annual Report 2008

Fund Performance	NVIT Money Market Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Gross	Net
				Expense	Expense
	1 Yr.	5 Yr.	10 Yr.	Ratio*	Ratio*

Class I2	2.05%	2.96%	3.10%	0.64%	0.64%

Class IV3	2.15%	3.09%	3.18%	0.60%	0.50%

Class V3	2.14%	3.04%	3.15%	0.55%	0.55%

Class Y3,4	2.18%	3.04%	3.14%	0.45%	0.45%

*	As of December 31, 2007. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

[3]	These returns until the creation of Class IV shares (April 28, 2003), Class V shares (October 21, 2002) and Class Y shares (May 1, 2006) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class IV, Class V or Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. The performance for Class IV shares, Class V shares and Class Y shares has not been adjusted to reflect its lower expenses.

[4]	Class Y shares were known as Class ID shares until May 1, 2008.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Money Market Fund versus performance of the iMoneyNet First Tier Retail Index (iMoneyNet First Tier Retail)(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The iMoneyNet First Tier Retail is an unmanaged index that is an average of non-government retail money market mutual funds that do not invest in any second-tier securities. Portfolio holdings of first-tier money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, first-tier commercial paper, floating-rate notes and asset-backed commercial paper.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	NVIT Money Market Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Money Market Fund			07/01/08	12/31/08	07/01/08 - 12/31/2008[a]	07/01/08 - 12/31/2008[a]

Class I	Actual		1,000.00	1,007.40	3.18	0.63
	Hypothetical	[b]	1,000.00	1,021.97	3.21	0.63

Class IV	Actual		1,000.00	1,008.00	2.52	0.50
	Hypothetical	[b]	1,000.00	1,022.62	2.55	0.50

Class V	Actual		1,000.00	1,007.90	2.68	0.53
	Hypothetical	[b]	1,000.00	1,022.47	2.70	0.53

Class Y	Actual		1,000.00	1,008.10	2.42	0.48
	Hypothetical	[b]	1,000.00	1,022.72	2.44	0.48

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	NVIT Money Market Fund
December 31, 2008 (Unaudited)

Asset Allocation

Commercial Paper	80.8%
U.S. Government Sponsored & Agency Obligations	17.3%
Corporate Bonds	0.9%
Certificates of Deposit	0.5%
Bankers Acceptances	0.4%
Other assets in excess of liabilities	0.1%

100.0%

Top Industries

U.S. Government Agencies	2.8%
Other	97.2%

100.0%

Top Holdings

Telstra Corp., 2.30%, 01/30/09	1.1%
Federal Home Loan Bank, 0.42%, 01/14/09	1.1%
BNP Paribas Finance, Inc., 0.85%, 02/27/09	1.1%
Toyota Motor Credit Corp., 1.05%, 02/23/09	1.1%
Federal Home Loan Bank, 2.35%, 01/26/09	1.1%
Nike, Inc., 1.12%, 02/24/09	1.1%
Microsoft Corp., 0.50%, 01/16/09	1.0%
Parker Hannifin Corp., 1.25%, 01/27/09	1.0%
Avon Capital Corp., 0.65%, 01/12/09	1.0%
Washington Post Co. (The), 0.15%, 01/16/09	0.9%
Other	89.5%

100.0%

2008 Annual Report 7

Statement of Investments
December 31, 2008

NVIT Money Market Fund

Bankers Acceptances 0.4% (a)

	Principal Amount	Market Value

Banks — Domestic 0.4%
Bank of America NA
0.50%, 01/02/09	$1,240,000	$1,239,983
1.40%, 01/05/09	2,039,000	2,038,683
1.40%, 01/14/09	7,319,000	7,315,300

Total Bankers Acceptances (cost $10,593,966)		10,593,966

Certificate of Deposit 0.5%

Banks — Domestic 0.5%
Bank of America Corp., 2.96%, 03/13/09
Total certificate of Deposit (cost $15,000,000)	15,000,000	15,000,000

		15,000,000

Commercial Paper 80.8% (a)

Agricultural Finance 3.5%
Caterpillar Financial Services Corp.
1.20%, 01/12/09	5,000,000	4,998,167
0.95%, 01/21/09	6,000,000	5,996,833
1.15%, 01/29/09	10,000,000	9,991,055
1.25%, 02/04/09	8,160,000	8,150,367
1.25%, 02/12/09	7,910,000	7,898,464
0.50%, 02/26/09	8,000,000	7,993,778
John Deere Capital Corp. (b)
1.00%, 01/07/09	5,000,000	4,999,167
2.45%, 01/12/09	20,000,000	19,985,028
2.40%, 01/16/09	3,000,000	2,997,000
2.45%, 02/13/09	15,000,000	14,956,104
2.40%, 02/19/09	10,000,000	9,967,333

		97,933,296

Banks — Domestic 3.6%
Bank of America Corp.
2.00%, 02/12/09	10,000,000	9,976,667
1.39%, 02/17/09	15,000,000	14,972,779
Citigroup Funding, Inc.
2.00%, 01/13/09	20,000,000	19,986,667
0.50%, 01/22/09	6,900,000	6,897,987
0.50%, 01/26/09	9,202,000	9,198,805
2.40%, 02/03/09	10,000,000	9,978,000
2.20%, 02/04/09	10,000,000	9,979,222
KBC Financial Products International Ltd., 1.00%, 01/08/09 (b)	20,000,000	19,996,111

		100,986,238

Banks — Foreign 6.5%
Australia & New Zealand Banking Group Ltd., 1.84%, 02/04/09 (b)	15,000,000	14,973,933
BNP Paribas Finance, Inc.
2.05%, 01/15/09	11,000,000	10,991,231
0.38%, 01/16/09	3,350,000	3,349,477
2.14%, 02/25/09	15,000,000	14,951,073
0.85%, 02/27/09	30,000,000	29,959,625
DnB NOR Bank ASA (b)
2.62%, 01/07/09	20,000,000	19,991,267
2.09%, 01/14/09	5,000,000	4,996,226
2.43%, 02/11/09	10,000,000	9,972,325
2.25%, 02/17/09	3,605,000	3,594,410
Governer & Co. of the Bank of Ireland (The) (b)
0.27%, 01/22/09	4,702,000	4,701,260
1.25%, 02/18/09	23,000,000	22,961,667
National Australia Funding Delaware, Inc. (b)
1.58%, 01/12/09	10,000,000	9,995,172
1.83%, 01/30/09	10,000,000	9,985,258
1.52%, 02/10/09	20,000,000	19,966,222

		180,389,146

Beverages 0.8% (b)
Pepsi Bottling Group, Inc., 0.15%, 01/15/09	23,000,000	22,998,658

Chemicals — Diversified 3.0% (b)
BASF SE
2.11%, 01/09/09	7,379,000	7,375,540
1.46%, 01/14/09	5,000,000	4,997,364
1.85%, 01/14/09	5,000,000	4,996,660
1.67%, 01/15/09	10,000,000	9,993,506
1.80%, 01/15/09	5,000,000	4,996,500
1.88%, 02/03/09	5,000,000	4,991,383
Procter & Gamble Co.
1.05%, 01/22/09	5,000,000	4,996,937
1.25%, 02/03/09	10,000,000	9,988,542
1.72%, 02/03/09	16,000,000	15,974,773
1.33%, 02/04/09	10,000,000	9,987,439
0.20%, 03/31/09	4,347,000	4,344,851

		82,643,495

Computers & Peripherals 3.5% (b)
Hewlett-Packard Co.
2.10%, 01/05/09	25,000,000	24,994,167
0.50%, 01/06/09	10,000,000	9,999,305
2.00%, 01/12/09	11,000,000	10,993,278
Microsoft Corp.
0.20%, 01/09/09	12,000,000	11,999,467
0.50%, 01/16/09	28,000,000	27,994,166

8 Annual Report 2008

Commercial Paper (continued)
	Principal Amount	Market Value

Computers & Peripherals (continued)

0.10%, 02/27/09	$10,000,000	$9,998,417

		95,978,800

Consumer Products 4.4%
Avon Capital Corp. (b)
0.70%, 01/07/09	10,000,000	9,998,833
0.46%, 01/20/09	5,000,000	4,998,786
Colgate-Palmolive Co. (b)
0.06%, 01/12/09	20,540,000	20,539,624
0.16%, 02/06/09	5,476,000	5,475,124
Lowe’s Cos., Inc.
1.00%, 02/18/09	10,000,000	9,986,667
1.16%, 02/24/09 (b)	25,000,000	24,956,500
1.00%, 03/03/09	15,000,000	14,974,583
Nike, Inc., 1.12%, 02/24/09 (b)	30,000,000	29,949,600

		120,879,717

Diversified Manufacturing 4.7%
Danaher Corp.
0.52%, 01/20/09	10,000,000	9,997,256
0.40%, 01/21/09	8,000,000	7,998,222
Honeywell International, Inc. (b)
1.20%, 02/10/09	10,000,000	9,986,667
1.15%, 02/11/09	8,000,000	7,989,340
1.10%, 03/05/09	10,000,000	9,980,750
0.85%, 03/09/09	10,000,000	9,984,181
Pitney Bowes, Inc. (b)
0.05%, 01/06/09	10,000,000	9,999,930
1.80%, 01/08/09	17,000,000	16,994,050
1.32%, 02/02/09	6,550,000	6,542,315
Praxair, Inc.
1.10%, 01/30/09	12,000,000	11,989,367
0.55%, 03/02/09	10,000,000	9,990,833
0.60%, 03/10/09	18,500,000	18,479,033

		129,931,944

Financial Services 13.9%
Allianz Finance Corp., 1.73%, 01/09/09 (b)	20,000,000	19,992,311
American Honda Finance Corp.
2.65%, 01/29/09	12,000,000	11,975,267
1.50%, 02/03/09	5,045,000	5,038,063
2.60%, 02/05/09	5,000,000	4,987,361
1.50%, 02/18/09	8,000,000	7,984,000
2.65%, 02/23/09	5,000,000	4,980,493
Avon Capital Corp., 0.65%, 01/12/09 (b)	27,000,000	26,994,638
Danske Corp. (b)
1.98%, 02/03/09	15,000,000	14,972,775
1.49%, 02/17/09	11,000,000	10,978,602
2.15%, 03/03/09	15,800,000	15,742,440
ING U.S. Funding LLC
1.85%, 01/06/09	15,000,000	14,996,156
1.50%, 01/13/09	1,000,000	999,500
1.96%, 01/23/09	10,000,000	9,988,053
2.30%, 01/28/09	3,000,000	2,994,825
2.06%, 02/09/09	10,000,000	9,977,683
1.80%, 02/18/09	536,000	534,714
2.13%, 02/18/09	1,019,000	1,016,106
1.04%, 02/26/09	5,254,000	5,245,500
2.05%, 03/10/09	5,800,000	5,777,541
Nordea North America, Inc.
1.45%, 01/06/09	10,000,000	9,997,986
1.97%, 01/23/09	12,000,000	11,985,553
1.94%, 01/30/09	10,000,000	9,984,372
2.10%, 02/24/09	10,000,000	9,968,500
Rabobank USA Financial Corp.
1.49%, 01/28/09	15,000,000	14,983,294
1.40%, 02/10/09	15,000,000	14,976,667
1.47%, 02/20/09	10,000,000	9,979,583
Siemens Capital Co. LLC (b)
0.72%, 01/05/09	5,000,000	4,999,600
0.71%, 01/07/09	5,000,000	4,999,408
0.15%, 01/13/09	5,000,000	4,999,750
0.70%, 01/13/09	10,000,000	9,997,667
0.60%, 01/15/09	11,236,000	11,233,378
0.15%, 01/21/09	12,000,000	11,999,000
State Street Corp.
1.25%, 01/02/09	15,000,000	14,999,479
2.15%, 01/05/09	13,000,000	12,996,894
1.18%, 01/06/09	10,000,000	9,998,361
Westpac Banking Corp., 1.21%, 01/22/09 (b)	10,000,000	9,992,942
Westpac Securities NZ Ltd. (b)
0.88%, 01/06/09	15,000,000	14,998,167
2.03%, 02/09/09	10,000,000	9,978,008
1.50%, 03/12/09	8,000,000	7,976,667

		386,221,304

Food — Diversified 6.5%
Brown-Forman Corp.
2.20%, 01/08/09 (b)	10,000,000	9,995,722
1.72%, 01/20/09 (b)	5,019,000	5,014,444
2.40%, 01/26/09 (b)	15,000,000	14,975,000
1.52%, 02/02/09	1,500,000	1,497,973
2.22%, 02/02/09 (b)	8,500,000	8,483,227
0.47%, 03/03/09 (b)	5,000,000	4,996,018
Campbell Soup Co. (b)
1.02%, 01/08/09	3,900,000	3,899,227
1.08%, 02/02/09	12,000,000	11,988,480
1.00%, 02/03/09	3,495,000	3,491,796
0.50%, 02/09/09	5,000,000	4,997,292
1.05%, 02/26/09	10,000,000	9,983,667
Coca-Cola Co. (The) (b)
1.35%, 01/14/09	12,000,000	11,994,150
0.20%, 03/02/09	22,442,000	22,434,519

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Money Market Fund (Continued)

Commercial Paper (continued)
	Principal Amount	Market Value

Food — Diversified (continued)

Nestle Capital Corp. (b)
1.10%, 01/27/09	$25,000,000	$24,980,139
1.33%, 01/28/09	25,000,000	24,975,062
Pepsi Bottling Group, Inc. (b)
0.10%, 01/23/09	7,000,000	6,999,572
0.10%, 01/26/09	10,000,000	9,999,306

		180,705,594

Industrial Machinery & Equipment 7.3% (b)
Dover Corp.
0.98%, 01/13/09	15,000,000	14,995,100
0.20%, 01/14/09	15,000,000	14,998,917
Emerson Electric Co.
1.03%, 01/29/09	15,000,000	14,987,983
1.13%, 02/19/09	15,000,000	14,976,929
0.25%, 02/26/09	10,000,000	9,996,111
0.40%, 03/11/09	15,000,000	14,988,500
0.40%, 03/25/09	15,000,000	14,986,167
Illinois Tool Works, Inc.
1.00%, 01/14/09	12,500,000	12,495,486
1.24%, 02/12/09	6,873,000	6,863,057
1.10%, 02/18/09	12,500,000	12,481,667
0.94%, 03/16/09	20,000,000	19,961,355
0.25%, 03/18/09	655,000	654,654
Parker Hannifin Corp.
1.25%, 01/27/09	27,500,000	27,475,174
0.35%, 01/29/09	10,000,000	9,997,278
1.10%, 02/12/09	10,000,000	9,987,167
1.15%, 01/13/09	2,996,000	2,994,851

		202,840,396

Media 1.8%
Walt Disney Co. (The)
1.10%, 02/09/09	8,000,000	7,990,467
1.12%, 02/09/09	10,000,000	9,987,867
1.15%, 02/09/09	14,000,000	13,982,558
1.15%, 02/12/09	10,000,000	9,986,583
1.05%, 02/17/09	8,000,000	7,989,033

		49,936,508

Motor Vehicle Parts and Accessories 2.3%
Toyota Motor Credit Corp.
1.75%, 01/08/09	20,000,000	19,993,194
2.05%, 01/21/09	5,000,000	4,994,306
1.05%, 02/23/09	30,000,000	29,953,625
2.25%, 02/23/09	10,000,000	9,966,875

		64,908,000

Oil, Gas & Consumable Fuels 5.8%
BP Capital Markets PLC (b)
1.72%, 01/06/09	25,000,000	24,994,028
1.23%, 01/30/09	12,000,000	11,988,110
1.25%, 03/06/09	13,000,000	12,971,111
0.10%, 05/01/09	4,951,000	4,949,350
Chevron Corp.
1.00%, 02/06/09	12,500,000	12,487,500
1.20%, 03/02/09	10,000,000	9,980,000
Chevron Funding Corp., 0.22%, 01/30/09	13,000,000	12,997,696
ChevronTexaco Funding Corp., 0.25%, 02/06/09	12,000,000	11,997,000
ConocoPhillips, 1.25%, 01/30/09 (b)	2,000,000	1,997,986
ConocoPhillips Qatar Fund Ltd. (b)
1.50%, 01/09/09	5,000,000	4,998,333
1.73%, 01/14/09	20,450,000	20,437,224
1.75%, 01/30/09	20,000,000	19,971,806
2.07%, 02/11/09	10,000,000	9,976,425

		159,746,569

Personal Credit Institutions 2.2%
General Electric Capital Corp.
1.65%, 01/20/09	12,000,000	11,989,550
1.60%, 01/29/09	10,000,000	9,987,555
HSBC Finance Corp.
1.90%, 01/05/09	10,000,000	9,997,889
1.75%, 01/09/09	5,000,000	4,998,056
2.00%, 01/12/09	5,000,000	4,996,944
2.00%, 01/15/09	8,000,000	7,993,778
2.20%, 02/23/09	10,000,000	9,967,611

		59,931,383

Printing & Publishing 1.3% (b)
Washington Post Co. (The)
0.15%, 01/16/09	25,000,000	24,998,437
0.15%, 01/23/09	5,000,000	4,999,542
0.20%, 01/23/09	7,301,000	7,300,108

		37,298,087

Retail 1.6% (b)
Wal-Mart Stores, Inc., 0.75%, 09/08/09	10,000,000	9,947,917
Walgreen Co.
1.28%, 01/02/09	8,000,000	7,999,715
0.20%, 01/22/09	3,500,000	3,499,592
1.23%, 01/22/09	24,000,000	23,982,780

		45,430,004

10 Annual Report 2008

Commercial Paper (continued)
	Principal Amount	Market Value

Telecommunications 4.5% (b)
AT&T, Inc.
2.10%, 01/05/09	$12,000,000	$11,997,200
2.20%, 01/12/09	10,000,000	9,993,278
1.15%, 02/25/09	12,000,000	11,978,917
0.32%, 03/16/09	10,000,000	9,993,422
Nokia Corp.
1.65%, 01/08/09	5,000,000	4,998,396
1.90%, 01/22/09	10,000,000	9,988,917
2.50%, 02/02/09	20,000,000	19,955,555
2.00%, 02/10/09	14,700,000	14,667,333
Telstra Corp., 2.30%, 01/30/09	32,000,000	31,940,711

		125,513,729

Transportation 1.6% (b)
United Parcel Service, Inc.
0.42%, 01/07/09	10,000,000	9,999,300
0.50%, 02/02/09	9,000,000	8,996,000
0.20%, 03/30/09	833,000	832,593
0.10%, 05/05/09	10,000,000	9,996,556
0.13%, 05/05/09	15,000,000	14,993,283

		44,817,732

Utilities 2.0%
Florida Power & Light Co., 0.20%, 01/30/09	15,000,000	14,997,583
FPL Group Capital, Inc. (b)
2.97%, 01/02/09	15,000,000	14,998,763
2.75%, 01/07/09	5,000,000	4,997,708
1.70%, 01/20/09	2,500,000	2,497,757
NSTAR Electric Co.
0.15%, 01/07/09	7,500,000	7,499,813
0.15%, 01/08/09	7,000,000	6,999,796
0.17%, 01/08/09	3,889,000	3,888,871

		55,880,291

Total Commercial Paper (cost $2,244,970,891)		2,244,970,891

Corporate Bonds 0.9% (c)

Banks — Domestic 0.4%
U.S. Bancorp, Series P, 1.46%, 04/28/09	10,900,000	10,872,900

		10,872,900

Motor Vehicle Parts and Accessories 0.5% (b)(c)
American Honda Finance Corp., 2.32%, 08/26/09	15,000,000	15,000,000

Total Corporate Bonds (cost $25,872,900)		25,872,900

U.S. Government Sponsored & Agency Obligations 17.3%

	Principal Amount	Market Value

Federal Farm Credit Bank
1.10%, 01/30/09 (a)	20,000,000	19,982,278
1.15%, 06/02/09 (c)	20,000,000	20,000,000
2.05%, 11/17/09	20,000,000	20,000,000
1.10%, 11/20/09 (c)	20,000,000	20,000,000
Federal Home Loan Bank
0.42%, 01/14/09 (a)	30,000,000	29,995,450
2.35%, 01/26/09 (a)	30,000,000	29,951,042
2.36%, 02/04/09 (a)	15,000,000	14,966,567
2.25%, 02/13/09	20,000,000	19,999,782
0.60%, 02/26/09 (a)	20,000,000	19,981,333
2.85%, 10/02/09	15,000,000	15,000,000
3.01%, 11/05/09 (c)	15,000,000	15,000,000
Federal Home Loan Mortgage Corp.
2.40%, 01/26/09 (a)	10,000,000	9,983,333
2.42%, 01/26/09 (a)	10,000,000	9,983,194
0.10%, 02/02/09 (a)	10,000,000	9,999,111
1.09%, 02/17/09 (a)	15,000,000	14,978,654
2.10%, 02/18/09 (a)	6,528,000	6,509,722
0.12%, 02/19/09 (a)	18,000,000	17,997,060
1.25%, 02/27/09 (a)	25,000,000	24,950,521
2.22%, 11/12/09	20,000,000	20,000,000
4.13%, 11/30/09	20,000,000	20,572,873
Federal National Mortgage Assoc. (a)
2.35%, 01/21/09	15,000,000	14,980,417
1.05%, 02/02/09	15,000,000	14,986,000
0.50%, 02/03/09	10,000,000	9,995,417
0.15%, 02/18/09	2,000,000	1,999,600
0.20%, 02/19/09	13,467,000	13,463,334
0.18%, 02/27/09	11,105,000	11,101,835
0.10%, 03/03/09	24,937,000	24,932,774
0.24%, 03/09/09	2,523,000	2,521,873
0.20%, 03/31/09	2,000,000	1,999,011
0.28%, 04/01/09	1,165,000	1,164,184
0.30%, 04/01/09	1,800,000	1,798,650
0.25%, 04/15/09	4,300,000	4,296,894
0.20%, 05/18/09	3,000,000	2,997,717

2008 Annual Report 11

Statement of Investments (Continued)
December 31, 2008

NVIT Money Market Fund (Continued)

U.S. Government Sponsored & Agency Obligations (continued)
	Principal Amount	Market Value

0.25%, 05/20/09	$15,000,000	$14,985,521

Total U.S. Government Sponsored & Agency Obligations (cost $481,074,147)		481,074,147

Total Investments (cost $2,777,511,904) (d) — 99.9%		2,777,511,904

Other assets in excess of liabilities — 0.1%		2,196,417

NET ASSETS — 100.0%		$2,779,708,321

(a)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2008 was $1,527,826,659 which represented 54.96% of net assets.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2008. The maturity date represents the actual maturity date.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ASA	Stock Corporation

LLC	Limited Liability Company

NA	National Association

PLC	Public Limited Company

SE	Sweden

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT Money Market
Fund

Assets:
Investments, at value (cost $2,777,511,904)	$2,777,511,904
Cash	690
Interest and dividends receivable	885,176
Receivable for capital shares issued	7,287,104
Receivable from adviser	257,451
Prepaid expenses and other assets	344,450

Total Assets	2,786,286,775

Liabilities:
Payable for capital shares redeemed	5,060,506
Accrued expenses and other payables:
Investment advisory fees	912,870
Fund administration fees	93,846
Administrative services fees	320,572
Custodian fees	22,237
Trustee fees	27,809
Compliance program costs (Note 3)	13,305
Professional fees	39,541
Printing fees	34,461
Other	53,307

Total Liabilities	6,578,454

Net Assets	$2,779,708,321

Represented by:
Capital	$2,781,275,746
Accumulated undistributed net investment income	588
Accumulated net realized losses from investment transactions	(1,568,013)

Net Assets	$2,779,708,321

Net Assets:
Class I Shares	$1,849,909,902
Class IV Shares	82,903,026
Class V Shares	677,242,363
Class Y Shares (a)	169,653,030

Total	$2,779,708,321

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,850,930,128
Class IV Shares	82,953,191
Class V Shares	677,606,450
Class Y Shares (a)	169,789,618

Total	2,781,279,387

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$1.00
Class IV Shares	$1.00
Class V Shares	$1.00
Class Y Shares (a)	$1.00

(a)	Effective May 1, 2008, Class ID Shares was renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statement of Operations
For the Year Ended December 31, 2008

NVIT Money
Market Fund

INVESTMENT INCOME:
Interest income	$66,314,947
Dividend income	1,064

Total Income	66,316,011

EXPENSES:
Investment advisory fees	9,805,331
Fund administration fees	1,087,047
Administrative services fees Class I Shares	2,225,948
Administrative services fees Class IV Shares	121,560
Administrative services fees Class V Shares	263,477
Custodian fees	103,044
Trustee fees	86,364
Compliance program costs (Note 3)	18,755
Professional fees	312,159
Printing fees	176,369
Other	470,570

Total expenses before earnings credit and reimbursed/waived expenses	14,670,624

Earnings credit (Note 4)	(18,665)
Expenses reimbursed by adviser (Note 3)	(340,503)

Net Expenses	14,311,456

NET INVESTMENT INCOME	52,004,555

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(2,439,284)
Net increase from payment by adviser (Note 3)	900,000

Net realized/unrealized losses from investments	(1,539,284)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$50,465,271

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Statements of Changes in Net Assets

	NVIT Money Market Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$52,004,555	$96,480,415
Net realized gains (losses) from investment	(1,539,284)	4,849

Change in net assets resulting from operations	50,465,271	96,485,264

Distributions to Shareholders From:
Net investment income:
Class I	(34,046,282)	(66,240,532)
Class IV	(1,705,912)	(3,770,906)
Class V	(12,141,125)	(22,994,315)
Class Y (a)	(4,110,648)	(3,459,919)
Net realized gains:
Class I	—	—
Class IV	—	—
Class V	—	—
Class Y (a)	—	—

Change in net assets from shareholder distributions	(52,003,967)	(96,465,672)

Change in net assets from capital transactions	453,002,703	500,111,250

Change in net assets	451,464,007	500,130,842

Net Assets:
Beginning of year	2,328,244,314	1,828,113,472

End of year	$2,779,708,321	$2,328,244,314

Accumulated undistributed net investment income at end of year	$588	$–

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Effective May 1, 2008, Class ID Shares was renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Statements of Changes in Net Assets (Continued)

	NVIT Money Market Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,102,753,792	$1,107,878,063
Dividends reinvested	34,046,282	66,239,341
Cost of shares redeemed	(841,449,356)	(888,073,454)

Total Class I	295,350,718	286,043,950

Class IV Shares
Proceeds from shares issued	29,511,874	33,066,824
Dividends reinvested	1,705,912	3,770,900
Cost of shares redeemed	(26,561,881)	(35,515,911)

Total Class IV	4,655,905	1,321,813

Class V Shares
Proceeds from shares issued	495,763,363	351,673,311
Dividends reinvested	12,141,125	22,994,314
Cost of shares redeemed	(341,988,677)	(329,183,182)

Total Class V	165,915,811	45,484,443

Class Y Shares (a)
Proceeds from shares issued	70,987,082	165,733,606
Dividends reinvested	4,110,648	3,459,926
Cost of shares redeemed	(88,017,461)	(1,932,488)

Total Class Y	(12,919,731)	167,261,044

Change in net assets from capital transactions	$453,002,703	$500,111,250

SHARE TRANSACTIONS:
Class I Shares
Issued	1,102,753,792	1,107,878,063
Reinvested	34,046,282	66,239,341
Redeemed	(841,449,356)	(888,073,454)

Total Class I Shares	295,350,718	286,043,950

Class IV Shares
Issued	29,511,874	33,066,824
Reinvested	1,705,912	3,770,900
Redeemed	(26,561,881)	(35,515,911)

Total Class IV Shares	4,655,905	1,321,813

Class V Shares
Issued	495,763,363	351,673,311
Reinvested	12,141,125	22,994,314
Redeemed	(341,988,677)	(329,183,182)

Total Class V Shares	165,915,811	45,484,443

Class Y Shares (a)
Issued	70,987,082	165,733,607
Reinvested	4,110,648	3,459,926
Redeemed	(88,017,461)	(1,932,489)

Total Class Y Shares	(12,919,731)	167,261,044

Total change in shares	453,002,703	500,111,250

(a)	Effective May 1, 2008, Class ID Shares was renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

16 Annual Report 2008

Financial Highlights
(Selected data for each share of capital outstanding throughout the periods indicated)

NVIT Money Market Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net											Ratio	Ratio of
			Realized and											of Net	Expenses
	Net Asset		Unrealized						Net Asset				Ratio of	Investment	(Prior to
	Value,	Net	Gains		Net	Net		Capital	Value,			Net Assets	Expenses to	Income to	Reimbursements)
	Beginning	Investment	(Losses) from	Total from	Investment	Realized	Total	Contributions	End of	Total		at End	Average Net	Average Net	to Average Net
	of Period	Income	Investments	Operations	Income	Gains	Distributions	from Advisor	Period	Return (a)		of Period	Assets (b)	Assets (b)	Assets (b)

Class I Shares
Year Ended December 31, 2008	$1.00	0.02	–	0.02	(0.02)	–	(0.02)	–	$1.00	2	.05%(h)	$1,849,909,902	0.59%	2.00%	0	.60%(c)
Year Ended December 31, 2007	$1.00	0.05	–	0.05	(0.05)	–	(0.05)	–	$1.00	4	.79%(g)	$1,555,557,742	0.64%	4.69%	0	.64%(c)
Year Ended December 31, 2006	$1.00	0.04	–	0.04	(0.04)	–	(0.04)	–	$1.00	4.53%		$1,269,500,302	0.64%	4.46%	0	.64%(d)
Year Ended December 31, 2005	$1.00	0.03	–	0.03	(0.03)	–	(0.03)	–	$1.00	2.67%		$1,173,300,924	0.65%	2.63%	0	.65%(d)
Year Ended December 31, 2004	$1.00	0.01	–	0.01	(0.01)	–	(0.01)	–	$1.00	0.81%		$1,223,530,331	0.62%	0.79%	0	.62%(d)

Class IV Shares
Year Ended December 31, 2008	$1.00	0.02	–	0.02	(0.02)	–	(0.02)	–	$1.00	2	.15%(h)	$82,903,026	0.50%	2.12%	0	.62%(c)
Year Ended December 31, 2007	$1.00	0.05	–	0.05	(0.05)	–	(0.05)	–	$1.00	4	.94%(g)	$78,295,421	0.50%	4.83%	0	.62%(c)
Year Ended December 31, 2006	$1.00	0.05	–	0.05	(0.05)	–	(0.05)	–	$1.00	4.67%		$76,972,805	0.50%	4.58%	0	.64%(c)
Year Ended December 31, 2005	$1.00	0.03	–	0.03	(0.03)	–	(0.03)	–	$1.00	2.82%		$74,115,275	0.50%	2.76%	0	.65%(c)
Year Ended December 31, 2004	$1.00	0.01	–	0.01	(0.01)	–	(0.01)	–	$1.00	0.94%		$84,415,229	0.50%	0.91%	0	.62%(c)

Class V Shares
Year Ended December 31, 2008	$1.00	0.02	–	0.02	(0.02)	–	(0.02)	–	$1.00	2	.14%(h)	$677,242,363	0.51%	2.07%	0	.52%(c)
Year Ended December 31, 2007	$1.00	0.05	–	0.05	(0.05)	–	(0.05)	–	$1.00	4	.87%(g)	$511,681,426	0.57%	4.76%	0	.57%(c)
Year Ended December 31, 2006	$1.00	0.05	–	0.05	(0.05)	–	(0.05)	–	$1.00	4.61%		$466,192,183	0.56%	4.56%	0	.56%(d)
Year Ended December 31, 2005	$1.00	0.03	–	0.03	(0.03)	–	(0.03)	–	$1.00	2.75%		$318,972,875	0.57%	2.69%	0	.57%(d)
Year Ended December 31, 2004	$1.00	0.01	–	0.01	(0.01)	–	(0.01)	–	$1.00	0.89%		$479,705,985	0.55%	0.92%	0	.55%(d)

Class Y Shares (f)
Year Ended December 31, 2008	$1.00	0.02	–	0.02	(0.02)	–	(0.02)	–	$1.00	2	.18%(h)	$169,653,030	0.47%	2.19%	0	.47%(c)
Year Ended December 31, 2007	$1.00	0.05	–	0.05	(0.05)	–	(0.05)	–	$1.00	4	.97%(g)	$182,709,725	0.45%	4.79%	0	.45%(c)
Period Ended December 31, 2006 (e)	$1.00	0.03	–	0.03	(0.03)	–	(0.03)	–	$1.00	3.26%		$15,448,182	0.48%	4.81%	0	.48%(d)
Amounts designated as “-” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	There were no fee waivers/reimbursements during the period.
(e)	For the period from May 1, 2006 (commencement of operations) through October 31, 2006.
(f)	Effective May 1, 2008, Class ID Shares were renamed Class Y shares.
(g)	Includes payment from the Adviser which increased the total return by 0.25%. (Note 3)
(h)	Includes payment from Adviser which increased the total return by 0.03% (Note 3).

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 17

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Money Market Fund (the “Fund”) (formerly “Nationwide NVIT Money Market Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Investments of the Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally,

18 Annual Report 2008

amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$—	$—	$2,777,511,904	$—	$—	$—	$2,777,511,904	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of December 31, 2008, the Fund did not hold any repurchase agreements.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(e)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Nationwide Asset Management LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

Up to $1 billion	0.40%

$1 billion up to $2 billion	0.38%

$2 billion up to $5 billion	0.36%

$5 billion or more	0.34%

20 Annual Report 2008

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $926,130 for the year ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.50% for the Fund’s Class IV shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount	Amount	Amount
Fiscal Year	Fiscal Year	Fiscal Year
2006	2007	2008

$112,415	$89,226	$91,053

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, 0.20% of the average daily net assets of Class IV shares and 0.10% of the daily net assets of Class V shares of the Fund.

For the year ended December 31, 2008, NFS received $3,064,644 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $18,755.

On October 9, 2008, NWAM, the subadviser to the Fund, made a capital contribution of $900,000 to the Fund in connection with a $900,000 loss realized by the Fund on sale of securities.

The Adviser has agreed to reimburse the Fund for $249,450 for certain expenses.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the year ended December 31, 2008, the Fund had short-term purchases of $1,322,394,303 and sales of $99,474,887 of U.S. government securities.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust

22 Annual Report 2008

enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

8. Other

In response to credit market instability the United States Department of the Treasury (the “Treasury Department”), on September 22, 2008, made available certain funds from its Exchange Stabilization Fund on a temporary basis to assist money market funds in paying redeeming shareholders $1.00 per share. The Treasury Department’s Temporary Guarantee for Money Market Funds (the “Program”) is limited to assets in money market funds as of the close of business on September 19, 2008 and to shareholders of record as of that date. Participating money market funds are required to pay premiums to participate in the Program. The guarantee would be triggered if a participating money market fund liquidated within thirty days of its net asset value per share falling below $0.995. Upon such a liquidation, the Program would make up the difference between the liquidation net asset value per share and $1.00. The Program is currently set to expire on April 30, 2009. The Treasury Department is authorized to further extend the program until September 18, 2009.

On October 3, 2008, the Board approved the participation of the Fund in the Program for the Program’s initial three-month period. The Fund paid a premium of $259,826, equivalent to 0.01% of the Fund’s NAV as of September 19, 2008 required for the Fund to participate in the Program.

On December 3, 2008, the Board approved the participation of the Fund until its new expiration date of April 30, 2009. On December 4, 2008, the Fund paid a premium of $389,739, equivalent to 0.015% of the Fund’s NAV as of September 19, 2008, which was required for the Fund to participate in the Program extension.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

9. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$52,003,967	$—	$52,003,967	$—	$52,003,967

2007	96,480,409	—	96,480,409	—	96,480,409

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$588	$—	$588	$—	$(1,568,013)	$—	$(1,567,425)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$2,777,511,904	$—	$—	$—

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$28,729	2011

1,539,284	2016

24 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Money Market Fund (formerly Nationwide NVIT Money Market Fund) (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 25

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

26 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

28 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 31

NVIT Money Market Fund II
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MMKT2 (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency except as stated below. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The U.S. Treasury Temporary Guarantee Program provides a guarantee to, subject to certain conditions and limitations, participating money market mutual fund shareholders based on the number of shares invested in the fund at the close of business on September 19, 2008.

•	Any increase in the number of shares an investor holds after the close of business on September 19, 2008, will not be guaranteed.

•	If a customer closes his or her account with a fund or broker-dealer, any future investment in the fund will not be guaranteed.

•	If the number of shares an investor holds fluctuates during the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

•	The Program expires on April 30, 2009, unless extended by the United States Treasury. Participation by the Fund is voluntary.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

iMoneyNet First Tier Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds that do not invest in any second-tier securities. Portfolio holdings of first-tier money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, first-tier commercial paper, floating-rate notes and asset-backed commercial paper.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is an affiliate of Nationwide Asset Management, LLC.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Money Market Fund II*

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Money Market Fund II (Class I at NAV) returned 1.24% versus 2.97% for its benchmark, the iMoneyNet First Tier Retail Index. For broader comparison, the average return for the Fund’s Lipper peer category of Money Market Funds (consisting of 106 funds as of December 31, 2008) was 2.23% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The Fund’s holdings were somewhat conservative during the reporting period due to volatile market conditions and overall credit concerns. Fund holdings that offered competitive returns included Norway-based firm DnB NOR Bank, National Australia Bank Ltd., ING U.S. Funding, and ConocoPhillips.

What areas of investment detracted from Fund performance?

The Fund’s primary objective during the reporting period was to maintain liquidity. Fund holdings were somewhat conservative due to the turbulent financial environment experienced during the reporting period. In addition, the Fund’s strategy of keeping dollar weighted average maturity was primarily limited to 15 days, which hampered investments on the long end of the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds). Government securities offered lower returns, but increased the safety and liquidity of the Fund.

What is your outlook for the near term?

The near-term economic outlook remains dire, as suggested by the downtrend in the leading indicators and the continued deterioration in the housing and labor markets. A meaningful recovery in corporate profits appears unlikely to occur during the foreseeable future. Still, the financial markets already have discounted a relatively severe recession and now appear to be much more reasonably valued than these markets were during most challenging days of the economic turmoil of the last months of the reporting period. Moreover, equities tend to be leading indicators, with the Standard & Poor’s 500® (S&P 500) Index having bottomed in advance of 12 out of the past 13 recessionary troughs. Volatility is likely to remain high and enormous downside risks persist, but there is reason to believe that the worst of the percentage declines has passed.

Subadviser:
Nationwide Asset Management, LLC

Portfolio Manager:
Karen G. Mader

*	An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency except as stated below. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The U.S. Treasury Temporary Guarantee Program currently in place provides a guarantee, subject to certain conditions and limitations, to participating money market mutual fund shareholders based on the number of shares invested in the fund at the close of business on September 19, 2008.

•	Any increase in the number of shares an investor holds after the close of business on September 19, 2008, will not be guaranteed.

•	If a customer closes his or her account with a fund or broker-dealer, any future investment in the fund will not be guaranteed.

•	If the number of shares an investor holds fluctuates during the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

•	The Program expires on April 30, 2009, unless extended by the United States Treasury. Participation by the Fund is voluntary.

4 Annual Report 2008

Fund Performance	NVIT Money Market Fund II

Average Annual Total Return1
For Periods Ended December 31, 2008

			Expense
1 Yr.	5 Yr.	Inception[2]	Ratio*

1.24%	2.44%	1.84%	0.96%

*	As of December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on October 2, 2001.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in shares of the NVIT Money Market Fund II versus performance of the iMoneyNet First Tier Retail Index (iMoneyNet First Tier Retail)(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The iMoneyNet First Tier Retail is an unmanaged index that is an average of non-government retail money market mutual funds that do not invest in any second-tier securities. Portfolio holdings of first-tier money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, first-tier commercial paper, floating-rate notes and asset-backed commercial paper.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	NVIT Money Market Fund II
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

NVIT	Beginning	Ending	Expenses Paid	Annualized
Money Market II	Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Fund	07/01/08	12/31/08	07/01/08 - 12/31/2008[a]	07/01/08 - 12/31/2008[a]

Actual	1,000.00	1,003.80	4.53	0.90
Hypothetical[b]	1,000.00	1,020.61	4.58	0.90

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	NVIT Money Market Fund II
December 31, 2008 (Unaudited)

Asset Allocation

Commercial Paper	91.8%
U.S. Government Sponsored & Agency Obligations	8.7%
Liabilities in excess of other assets	(0.5)%

100.0%

Top Industries

Financial Services	11.6%
U.S. Government Sponsored & Agency Obligations	8.7%
Banks — Domestic	8.6%
Banks — Foreign	8.1%
Personal Credit Institutions	7.6%
Chemicals — Diversified	6.6%
Oil, Gas & Consumable Fuels	6.2%
Computers & Peripherals	5.5%
Beverages	5.0%
Diversified Manufacturing	4.6%
Other	27.5%

100.0%

Top Holdings

Governer & Co. of the Bank of Ireland (The), 0.25%, 01/22/09	3.1%
Federal Home Loan Mortgage Corp., 0.01%, 01/02/09	2.6%
Air Products & Chemicals, Inc., 0.10%, 01/06/09	2.6%
KBC Financial Products International Ltd., 1.00%, 01/08/09	2.6%
Federal Home Loan Bank, 0.05%, 01/14/09	2.3%
United Parcel Service, Inc., 0.05%, 01/05/09	2.1%
Nestle Finance France SA, 0.05%, 01/14/09	2.1%
Colgate-Palmolive Co., 0.06%, 01/12/09	2.1%
Chevron Funding Corp., 0.15%, 01/07/09	2.1%
NSTAR Electric Co., 0.15%, 01/07/09	2.1%
Other	76.3%

100.0%

2008 Annual Report 7

Statement of Investments
December 31, 2008

NVIT Money Market Fund II

Commercial Paper 91.8% (a)

	Principal Amount	Market Value

AGRICULTURAL FINANCE 2.1% (b)
John Deere Capital Corp.
1.00%, 01/07/09	$3,000,000	$2,999,500
2.40%, 01/16/09	5,000,000	4,995,000

		7,994,500

BANKS — DOMESTIC 8.6%
Bank of America Corp.
0.07%, 01/13/09	5,000,000	4,999,883
1.02%, 01/15/09	5,000,000	4,998,017

Citigroup Funding, Inc.
0.55%, 01/22/09	8,000,000	7,997,433
0.50%, 01/26/09	308,000	307,893

KBC Financial Products International Ltd.,
1.00%, 01/08/09 (b)	10,000,000	9,998,056

State Street Corp.,
1.80%, 01/15/09	5,000,000	4,996,500

		33,297,782

BANKS — FOREIGN 8.1%
BNP Paribas Finance, Inc.
0.25%, 01/16/09	2,230,000	2,229,768
0.38%, 01/16/09	6,000,000	5,999,062

DnB NOR Bank ASA (b)
2.09%, 01/14/09	5,000,000	4,996,226
0.55%, 02/17/09	2,000,000	1,998,564

Governer & Co. of the Bank of Ireland (The),
0.25%, 01/22/09 (b)	12,000,000	11,998,250

National Australia Funding Delaware, Inc.,
1.83%, 01/05/09 (b)	4,000,000	3,999,187

		31,221,057

BEVERAGES 5.0% (b)
Brown-Forman Corp
0.46%, 01/13/09	4,500,000	4,499,310
0.40%, 01/30/09	4,000,000	3,998,711
0.70%, 02/17/09	3,000,000	2,997,258

Pepsi Bottling Group, Inc.,
0.15%, 01/15/09	7,000,000	6,999,592

PepsiCo, Inc.,
0.10%, 01/08/09	1,000,000	999,981

		19,494,852

CHEMICALS — DIVERSIFIED 6.6%
Air Products & Chemicals, Inc. (b)
0.10%, 01/06/09	10,000,000	9,999,861
0.10%, 01/08/09	3,000,000	2,999,942

BASF SE (b)
1.46%, 01/14/09	5,770,000	5,766,958
1.82%, 01/14/09	2,000,000	1,998,685

Procter & Gamble Co.,
1.10%, 01/14/09	5,000,000	4,998,014

		25,763,460

COMPUTERS & PERIPHERALS 5.5%
Hewlett-Packard Co.
0.15%, 01/02/09	5,000,000	4,999,979
0.90%, 01/02/09 (b)	6,000,000	5,999,850

Microsoft Corp.
0.20%, 01/09/09 (b)	3,000,000	2,999,867
0.50%, 01/13/09	5,000,000	4,999,167
0.05%, 03/13/09 (b)	2,500,000	2,499,753

		21,498,616

CONSUMER PRODUCTS 4.1% (b)
Campbell Soup Co.
1.00%, 01/07/09	972,000	971,838
0.90%, 01/15/09	3,000,000	2,998,950

Colgate-Palmolive Co.,
0.06%, 01/12/09	8,000,000	7,999,853

Walgreen Co.,
1.00%, 01/15/09	4,000,000	3,998,445

		15,969,086

DIVERSIFIED MANUFACTURING 4.6%
Pitney Bowes, Inc.
0.05%, 01/07/09 (b)	2,860,000	2,859,976
0.03%, 01/08/09	3,645,000	3,644,979
0.60%, 01/08/09 (b)	3,000,000	2,999,650

Praxair, Inc.
0.25%, 01/16/09	6,000,000	5,999,375
0.10%, 03/05/09	2,500,000	2,499,562

		18,003,542

FINANCIAL SERVICES 11.6%
Allianz Finance Corp.,
1.73%, 01/09/09 (b)	5,000,000	4,998,078

American Honda Finance Corp.,
2.40%, 01/13/09	5,000,000	4,996,000

Avon Capital Corp.,
0.65%, 01/12/09 (b)	8,000,000	7,998,411

Caterpillar Financial Services Corp.
0.20%, 01/07/09	5,000,000	4,999,833
0.20%, 01/13/09	2,000,000	1,999,867
1.15%, 01/14/09	2,000,000	1,999,170
0.20%, 01/15/09	1,000,000	999,922

Rabobank USA Financial Corp.,
0.12%, 01/07/09	5,000,000	4,999,900

8 Annual Report 2008

Commercial Paper (continued)
	Principal Amount	Market Value

FINANCIAL SERVICES (continued)

Siemens Capital Co. LLC (b)
0.70%, 01/07/09	$4,000,000	$3,999,533
0.15%, 01/13/09	2,000,000	1,999,900
0.30%, 01/15/09	4,000,000	3,999,533
0.15%, 01/21/09	2,000,000	1,999,833

		44,989,980

FOOD-DIVERSIFIED 3.1% (b)
Nestle Finance France SA
0.10%, 01/13/09	2,000,000	1,999,933
0.05%, 01/14/09	8,000,000	7,999,856
0.05%, 01/21/09	2,000,000	1,999,944

		11,999,733

INDUSTRIAL MACHINERY & EQUIPMENT 3.8% (b)
Dover Corp.,
0.20%, 01/14/09	5,000,000	4,999,639

Parker-Hannifin Corp.
0.35%, 01/06/09	3,000,000	2,999,854
1.15%, 01/13/09	5,000,000	4,998,083
0.23%, 02/09/09	1,703,000	1,702,576

		14,700,152

INSURANCE 1.3%
ING America Insurance Holdings, Inc.,
0.10%, 01/05/09	5,000,000	4,999,944

OIL, GAS & CONSUMABLE FUELS 6.2%
Chevron Funding Corp.
0.15%, 01/07/09	8,000,000	7,999,800
0.17%, 01/30/09	3,000,000	2,999,589

ConocoPhillips (b)
1.25%, 01/05/09	3,000,000	2,999,583
0.15%, 01/07/09	2,000,000	1,999,950
1.25%, 01/15/09	1,000,000	999,514

ConocoPhillips CPP Funding LLC,
0.05%, 01/02/09 (b)	3,000,000	2,999,996

ConocoPhillips Qatar Funding Ltd.,
2.00%, 01/12/09 (b)	4,000,000	3,997,556

		23,995,988

PERSONAL CREDIT INSTITUTIONS 7.6%
HSBC Finance Corp.
0.30%, 01/14/09	5,000,000	4,999,458
0.35%, 01/29/09	197,000	196,946
0.60%, 02/12/09	3,000,000	2,997,900

ING U.S. Funding LLC
0.30%, 01/02/09	3,000,000	2,999,975
1.93%, 01/15/09	5,000,000	4,996,247

Toyota Motor Credit Corp.
1.75%, 01/13/09	5,000,000	4,997,083
0.35%, 01/15/09	5,000,000	4,999,320
0.50%, 01/27/09	2,000,000	1,999,278
0.85%, 02/12/09	121,000	120,880
0.80%, 02/17/09	1,000,000	998,956

		29,306,043

PRINTING & PUBLISHING 2.1% (b)
Washington Post Co. (The),
0.15%, 01/16/09	8,000,000	7,999,500

SPECIALTY RETAIL 2.9%
Lowe’s Cos., Inc.
0.12%, 01/21/09	6,182,000	6,181,588
0.15%, 01/30/09	5,000,000	4,999,396

		11,180,984

TELECOMMUNICATIONS 2.6% (b)
AT&T, Inc.,
1.15%, 01/14/09	5,000,000	4,997,924

Nokia Corp.,
1.80%, 01/15/09	5,000,000	4,996,500

		9,994,424

TRANSPORTATION 2.1% (b)
United Parcel Service, Inc.,
0.05%, 01/05/09	8,000,000	7,999,956

UTILITIES 3.9%
FPL Group Capital, Inc.,
0.40%, 01/14/09 (b)	3,000,000	2,999,566

NSTAR Electric Co.
0.15%, 01/07/09	8,000,000	7,999,800
0.10%, 01/08/09	2,000,000	1,999,961
0.10%, 01/14/09	2,000,000	1,999,928

		14,999,255

Total Commercial Paper (cost $355,408,854)		355,408,854

U.S. Government Sponsored & Agency Obligations 8.7% (a)

FEDERAL HOME LOAN BANK
0.01%, 01/08/09	2,000,000	1,999,996
0.05%, 01/12/09	253,000	252,996

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Money Market Fund II (Continued)

U.S. Government Sponsored & Agency Obligations (continued)
	Principal Amount	Value

FEDERAL HOME LOAN BANK (continued)

0.05%, 01/14/09	$9,000,000	$8,999,838
0.10%, 01/15/09	1,200,000	1,199,953

FEDERAL HOME LOAN MORTGAGE CORP.
0.01%, 01/02/09	10,000,000	9,999,997

Series RB,
0.03%, 01/13/09	2,000,000	1,999,980
0.05%, 01/20/09	426,000	425,989
0.06%, 01/27/09	400,000	399,983

FEDERAL NATIONAL MORTGAGE ASSOC
0.05%, 01/05/09	5,225,000	5,224,971
0.05%, 04/01/09	3,000,000	2,999,625

Total U.S. Government Sponsored & Agency Obligations (cost $33,503,328)		33,503,328

Total Investments (cost $388,912,182) (c) — 100.5%		388,912,182

Liabilities in excess of other assets — (0.5)%		(2,002,817)

NET ASSETS — 100.0%		$386,909,365

(a)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2008 was $241,249,662 which represented 62.35% of net assets.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Co.

Ltd.	Limited

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT Money
Market Fund II

Assets:
Investments, at value (cost $388,912,182)	$388,912,182
Cash	297
Receivable from advisor	28,353
Prepaid expenses and other assets	47,635

Total Assets	388,988,467

Liabilities:
Payable for capital shares redeemed	1,839,518
Accrued expenses and other payables:
Investment advisory fees	55,620
Fund administration fees	8,973
Distribution fees	83,510
Administrative services fees	53,312
Custodian fees	4,147
Trustee fees	4,192
Compliance program costs (Note 3)	681
Professional fees	14,610
Printing fees	9,018
Other	5,521

Total Liabilities	2,079,102

Net Assets	$386,909,365

Represented by:
Capital	$386,905,547
Accumulated undistributed net investment income	3,818

Net Assets	$386,909,365

Shares Outstanding (unlimited number of shares authorized):	386,905,548

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively.):
$1.00

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Operations
For the Year Ended December 31, 2008

NVIT Money
Market Fund II

INVESTMENT INCOME:
Interest income	$6,713,438

Total Income	6,713,438

EXPENSES:
Investment advisory fees	1,608,367
Fund administration fees	148,694
Distribution fees	804,183
Administrative services fees	508,030
Custodian fees	14,374
Trustee fees	11,528
Compliance program costs (Note 3)	1,872
Professional fees	40,181
Printing fees	24,803
Other	61,674

Total expenses before earnings credit and waived expenses	3,223,706

Earnings credit (Note 4)	(2,970)
Advisory fees waived (Note 3)	(180,600)
Expenses reimbursed by advisor (Note 3)	(28,353)

Net Expenses	3,011,783

NET INVESTMENT INCOME	3,701,655

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investments	537

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,702,192

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statements of Changes in Net Assets

	NVIT Money Market Fund II

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$3,701,655	$11,235,900
Net realized gains from investment transactions	537	993

Change in net assets resulting from operations	3,702,192	11,236,893

Distributions to Shareholders From:
Net investment income	(3,701,655)	(11,235,900)
Net realized gains	—	—

Change in net assets from shareholder distributions	(3,701,655)	(11,235,900)

Change in net assets from capital transactions	120,618,236	34,145,524

Change in net assets	120,618,773	34,146,517

Net Assets:
Beginning of year	266,290,592	232,144,075

End of year	$386,909,365	$266,290,592

Accumulated net investment income at end of year	$3,818	$3,281

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,189,592,230	$1,906,780,666
Dividends reinvested	3,701,655	11,235,900
Cost of shares redeemed	(1,072,675,649)	(1,883,871,042)

Total	120,618,236	34,145,524

Change in net assets from capital transactions	$120,618,236	$34,145,524

SHARE TRANSACTIONS:
Issued	1,189,592,230	1,906,780,666
Reinvested	3,701,655	11,235,902
Redeemed	(1,072,675,649)	(1,883,871,042)

Total	120,618,236	34,145,526

Total change in shares	120,618,236	34,145,526

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Financial Highlights
(Selected data for each share of capital outstanding throughout the years indicated)

NVIT Money Market Fund II

		Operations			Distributions				Ratios / Supplemental Data

												Ratio of	Ratio of
												Net	Expenses
	Net		Net Realized and					Net			Ratio of	Investment	(Prior to
	Asset Value,		Unrealized Gains			Net		Asset Value,		Net Assets	Expenses	Income to	Reimbursements)
	Beginning of	Net Investment	(Losses) from	Total from	Net Investment	Realized	Total	End of	Total	at End of	to Average	Average	to Average
	Year	Income	Investments	Operations	Income	Gains	Distributions	Year	Return	Year	Net Assets	Net Assets	Net Assets
Year Ended December 31, 2008	$1.00	0.01	–	0.01	(0.01)	–	(0.01)	$1.00	1.24%	$386,909,365	0.94%	1.15%	1	.00%(a)
Year Ended December 31, 2007	$1.00	0.04	–	0.04	(0.04)	–	(0.04)	$1.00	4.25%	$266,290,592	0.96%	4.18%	0	.96%(a)
Year Ended December 31, 2006	$1.00	0.04	–	0.04	(0.04)	–	(0.04)	$1.00	4.11%	$232,144,075	1.01%	4.06%	1	.01%(b)
Year Ended December 31, 2005	$1.00	0.02	–	0.02	(0.02)	–	(0.02)	$1.00	2.26%	$260,556,547	1.01%	2.24%	1	.01%(b)
Year Ended December 31, 2004	$1.00	–	–	–	–	–	–	$1.00	0.41%	$192,820,091	0.96%	0.43%	0	.99%(a)
Amounts designated as “-” are zero or have been rounded to zero.
(a) During the year, certain fees were waived. If such waivers had not occurred, the ratios would have been as indicated.
(b) There were no fee reductions during the year.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Money Market Fund II (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Investments of the Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally,

2008 Annual Report 15

Notes to Financial Statements (Continued)
December 31, 2008

amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$—	$—	$388,912,182	$—	$—	$—	$388,912,182	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of December 31, 2008, the Fund did not hold any repurchase agreements.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(e)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains

16 Annual Report 2008

sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Nationwide Asset Management LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

Up to $1 billion	0.50%

$1 billion up to $2 billion	0.48%

$2 billion up to $5 billion	0.46%

$5 billion or more	0.44%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $115,330 for the year ended December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of all shares of the Fund. These fees are based on average daily net assets of all shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of the Fund.

For the year ended December 31, 2008, NFS received $466,583 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $1,872.

The Adviser has voluntarily waived $180,600 for certain expenses. The Adviser has agreed to reimburse the Fund for $28,353 for certain expenses.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances

18 Annual Report 2008

are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the year ended December 31, 2008, the Fund had short-term purchases of $283,976,043 of U.S. government securities.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

8. Other

In response to credit market instability the United States Department of the Treasury (the “Treasury Department”), on September 22, 2008, made available certain funds from its Exchange Stabilization Fund on a temporary basis to assist money market funds in paying redeeming shareholders $1.00 per share. The Treasury

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

Department’s Temporary Guarantee for Money Market Funds (the “Program”) is limited to assets in money market funds as of the close of business on September 19, 2008 and to shareholders of record as of that date. Participating money market funds are required to pay premiums to participate in the Program. The guarantee would be triggered if a participating money market fund liquidated within thirty days of its net asset value per share falling below $0.995. Upon such a liquidation, the Program would make up the difference between the liquidation net asset value per share and $1.00. The Program is currently set to expire on April 30, 2009. The Treasury Department is authorized to further extend the program until September 18, 2009.

On October 3, 2008, the Board approved the participation of the Fund in the Program for the Program’s initial three-month period. The Fund paid a premium of $35,439, equivalent to 0.01% of the Fund’s NAV as of September 19, 2008 required for the Fund to participate in the Program.

On December 3, 2008, the Board approved the participation of the Fund until its new expiration date of April 30, 2009. On December 4, 2008, the Fund paid a premium of $53,158, equivalent to 0.015% of the Fund’s NAV as of September 19, 2008, which was required for the Fund to participate in the Program extension.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

9. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$3,701,655	$—	$3,701,655	$—	$3,701,655

2007	11,235,900	—	11,235,900	—	11,235,900

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$3,818	$—	$3,818	$—	$—	$—	$3,818

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

20 Annual Report 2008

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$388,912,182	$—	$—	$—

2008 Annual Report 21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Money Market Fund II (formerly Nationwide NVIT Money Market Fund II) (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

22 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 23

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

24 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 25

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

26 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28 Annual Report 2008

NVIT Multi-Manager International Growth Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

9	Statement of Investments

15	Statement of Assets and Liabilities

17	Statement of Operations

18	Statement of Changes in Net Assets

20	Financial Highlights

21	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MM-IG (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

Small- and mid-sized company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please call 1-800-848-6331 to request a prospectus. Please read it carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with American Century Global Investment Management, Inc. or Invesco AIM Capital Management, Inc.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Multi-Manager International Growth Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the period from April 1, 2008, through December 31, 2008, the NVIT Multi-Manager International Growth Fund (Class II at NAV) registered -36.22% versus -37.55% for its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. For broader comparison, the average return for the Fund’s Lipper peer category of International Growth Funds (consisting of 85 funds as of December 31, 2008) was -40.66% for the nine months ended December 31, 2008.

What areas of investment provided the most positive relative returns for the Fund?

Fund holdings in health care, financials and materials contributed to the Fund’s relative performance. Amid an environment in which certain sectors saw significant declines, the health-care sector appeared resilient, although it was down more than 10%. The Fund’s overweight exposure in health care, predominantly in the pharmaceuticals industry, helped relative Fund performance. The Fund’s significant underweight in financials, the weakest sector during the reporting period, also contributed considerably to the Fund’s relative success. The Fund’s limited exposure to the volatile materials sector, particularly the metals and mining industry, also contributed favorably to relative Fund performance.

Among individual Fund holdings, railcar manufacturer China South Locomotive & Rolling Stock Industry Group Corp. gained as this security benefited from the Chinese government’s commitment to expanding its rail operations. Providing a relative lift to Fund performance were holdings in Canadian content management software developer Open Text Corp., which consistently topped earnings expectations on rising new license sales, and Japanese furniture retailer Nitori Co., Ltd, which reported reduced manufacturing costs due largely to a stronger yen. Two other Fund holdings that held up well during the reporting period and contributed positively to absolute Fund performance included the Indonesian telecommunications services company P.T. Telekomunikasi Indonesia Tbk. and U.K.-based marketing firm WPP Group plc.

Finally, an above-average cash position during the declining market also contributed favorably to relative Fund performance for the reporting period. The level of cash at period-end should not be seen as a new defensive long-term position; our managers expect the exposure to lessen as they put some of that money back into equities.

What areas of investment detracted from Fund performance?

Lagging stock selection and underweight positions in the industrials and consumer discretionary sectors hindered relative performance for the Fund. Within the industrials sector, investments in the road and rail industry, as well as an overweight stake in the electrical equipment industry, detracted considerably from Fund performance. In addition, Fund holdings in languishing media stocks and struggling companies in the textiles, apparel and luxury goods industries weighed on performance in the Fund’s consumer discretionary position.

Within the media space, the Fund’s holding in China-based advertising company Focus Media Holding Ltd. lost value after the company acknowledged that the massive May 2008 earthquake in China’s Sichuan province diminished the firm’s revenue outlook. Focus Media Holding took another hit in the closing months of the reporting period as the slowing global economy prompted a downward revision in the company’s full-year profit projections. Focus Media also said it was shedding its out-of-home display network, which runs advertising on flat-screen televisions placed in stores and elevators in more than 90 cities.

Elsewhere, Fund-holding United Kingdom-based Wellstream Holdings PLC, a manufacturer of flexible pipes for deepwater oil drillers, soared in the summer of 2008 as oil pushed past $140 per barrel, but declined in the final three months of the reporting period alongside plummeting oil prices. From a country perspective, the Fund’s exposure in Japan and France diminished relative Fund performance. Strong past-performer Suncor Energy Inc. (Canada) was a key detractor in the Fund’s energy sector position.

4 Annual Report 2008

What is your outlook for the near term?

Our outlook for 2009 is guarded: Lead indicators, gross domestic product (GDP) figures, revenues and earnings across the globe continue to be revised downward as the contagion of the deleveraging process spreads. At the same time, extreme cash levels, oversold credit and equity markets, and the promise of record central bank and government spending are giving rise to increased calls for a rally near-term.

While continued economic woes could lead to further emotion-driven stock-market volatility in the near term, our managers will maintain a focus on companies that they believe have a high likelihood of growing earnings and revenues at an improving rate. Where appropriate, our managers will take advantage of market weaknesses to increase the Fund’s investments in companies that they believe will be beneficial to Fund performance.

Subadviser:
American Century Global Investment Management, Inc.

Portfolio Managers:
Brian Brady and Mark S. Kopinski

Subadviser:
Invesco AIM Capital Management, Inc.

Portfolio Managers:
Shuxin (Steve) Cao, Matthew W. Dennis, Jason T. Holzer, Clas G. Olsson and Barrett K. Sides

2008 Annual Report 5

Fund Performance	NVIT Multi-Manager International Growth Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

		Gross	Net
		Expense	Expense
	Inception[2]	Ratio*	Ratio*

Class I	-35.51%	1.15%	1.11%

Class II	-35.70%	1.40%	1.36%

Class III	-35.63%	1.15%	1.11%

Class VI	-35.80%	1.40%	1.36%

Class Y	-35.60%	1.00%	0.96%

*	Expenses are estimated based on the Fund’s projected average net assets for 2008. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on March 25, 2008.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Multi-Manager International Growth Fund versus performance of the MSCI EAFE Index(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

6 Annual Report 2008

Shareholder	NVIT Multi-Manager International Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
NVIT Multi-Manager International			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Growth Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class I	Actual		1,000.00	613.00	3.65	0.90
	Hypothetical	[b]	1,000.00	1,020.61	4.58	0.90

Class II	Actual		1,000.00	611.20	4.66	1.15
	Hypothetical	[b]	1,000.00	1,019.36	5.85	1.15

Class III	Actual		1,000.00	611.90	4.58	1.13
	Hypothetical	[b]	1,000.00	1,019.46	5.75	1.13

Class VI	Actual		1,000.00	610.30	5.59	1.38
	Hypothetical	[b]	1,000.00	1,018.20	7.02	1.38

Class Y	Actual		1,000.00	611.60	4.05	1.00
	Hypothetical	[b]	1,000.00	1,020.11	5.09	1.00

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Annual Report 7

Portfolio Summary	NVIT Multi-Manager International Growth Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	83.9%
Mutual Fund	13.5%
Preferred Stocks	1.9%
Exchange Traded Funds	0.4%
Other assets in excess of liabilities	0.3%

100.0%

Top Industries

Money Market Fund	13.5%
Pharmaceuticals	11.3%
Oil, Gas & Consumable Fuels	5.3%
Wireless Telecommunication Services	4.0%
Electronic Equipment & Instruments	3.6%
Media	3.3%
Diversified Telecommunication Services	3.2%
Commercial Banks	3.1%
Food Products	3.1%
Tobacco	2.7%
Other	46.9%

100.0%

Top Holdings

Fidelity Institutional Prime	13.5%
Roche Holding AG	2.9%
Nestle SA	2.4%
Teva Pharmaceutical Industries Ltd. ADR	2.3%
Imperial Tobacco Group PLC	2.3%
Telefonica SA	2.1%
Bayer AG	1.6%
Total SA	1.6%
Infosys Technologies Ltd. ADR	1.6%
Vodafone Group PLC	1.5%
Other	68.2%

100.0%

Top Countries

United Kingdom	16.0%
United States	13.9%
Japan	10.5%
Switzerland	8.7%
Germany	6.2%
France	4.7%
Australia	3.3%
Spain	3.3%
Canada	3.1%
Italy	3.0%
Other	27.3%

100.0%

8 Annual Report 2008

Statement of Investments
December 31, 2008

NVIT Multi-Manager International Growth Fund

Common Stocks 83.9%

	Shares	Market Value

AUSTRALIA 3.3%(a)
Beverages 0.1%
Lion Nathan Ltd.	36,200	$207,902

Biotechnology 0.2%
CSL Ltd.	24,800	584,662

Health Care Equipment & Supplies 0.9%
Cochlear Ltd.	64,318	2,490,926

Health Care Providers & Services 0.2%
Sonic Healthcare Ltd.	51,500	524,532

Hotels, Restaurants & Leisure 0.1%
Tatts Group Ltd.	141,000	275,233

Information Technology Services 0.1%
Computershare Ltd.	44,400	242,540

Insurance 0.4%
QBE Insurance Group Ltd.	52,358	946,012

Metals & Mining 1.2%
BHP Billiton Ltd.	152,140	3,231,165

Textiles, Apparel & Luxury Goods 0.1%
Billabong International Ltd.	30,300	166,350

		8,669,322

BELGIUM 1.5%(a)
Beverages 1.5%
Anheuser-Busch Inbev NV	170,924	3,968,960

BERMUDA 0.6%
Capital Markets 0.1%
Lazard Ltd., Class A	5,263	156,521

Energy Equipment & Services 0.2%(a)
Seadrill Ltd.	65,900	537,423

Insurance 0.3%
Everest Re Group Ltd.	10,500	799,470

		1,493,414

BRAZIL 0.7%
Diversified Telecommunication Services 0.2%
Global Village Telecom Holding SA*(a)	30,600	333,042

Oil, Gas & Consumable Fuels 0.5%
Petroleo Brasileiro SA ADR	66,444	1,356,122

		1,689,164

CANADA 3.1%
Commercial Services & Supplies 0.0%
Ritchie Bros Auctioneers, Inc.(a)	3,300	70,214

Construction & Engineering 0.1%
SNC-Lavalin Group, Inc.(a)	7,300	234,757

Electric Utility 0.1%
Fortis, Inc.	8,800	175,330

Food & Staples Retailing 0.2%
Alimentation Couche Tard, Inc, Class B(a)	16,800	196,558
Metro, Inc., Class A(a)	9,800	293,794

		490,352

Internet Software & Services 0.3%
Open Text Corp.*	30,580	921,375

Metals & Mining 0.4%
Agnico-Eagle Mines Ltd.	20,100	1,022,263

Oil, Gas & Consumable Fuels 1.3%
Canadian Natural Resources Ltd.	37,000	1,461,473
Crescent Point Energy Trust(a)	12,100	236,177
Suncor Energy, Inc.	86,300	1,658,593

		3,356,243

Road & Rail 0.6%
Canadian National Railway Co.	41,761	1,515,198

Textiles, Apparel & Luxury Goods 0.1%
Gildan Activewear, Inc.	18,000	206,952

		7,992,684

CAYMAN ISLANDS 0.1%
Software 0.1%
Shanda Interactive Entertainment Ltd. ADR*	10,900	352,724

CHINA 0.7%
Construction Materials 0.1%(a)
Anhui Conch Cement Co. Ltd., Class H*	66,000	306,960

Diversified Consumer Services 0.1%
New Oriental Education & Technology Group, Inc. ADR	3,700	203,167

Electrical Equipment 0.1%(a)
China High Speed Transmission Equipment Group Co. Ltd.	151,000	184,260

Health Care Equipment & Supplies 0.1%
Mindray Medical International Ltd. ADR	18,548	333,864

Machinery 0.3%
China South Locomotive and Rolling Stock Corp.*(a)	1,367,382	742,797

		1,771,048

DENMARK 1.9%(a)
Biotechnology 0.1%
Genmab AS*	7,100	275,658

Chemicals 0.3%
Novozymes AS, B Shares	7,900	633,708

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

DENMARK (continued)
Insurance 0.2%
Topdanmark AS	4,800	$628,732

Pharmaceuticals 1.3%
Novo Nordisk AS, Class B	67,385	3,476,597

		5,014,695

FINLAND 0.8%(a)
Communications Equipment 0.8%
Nokia OYJ	131,486	2,063,097

FRANCE 4.7%(a)
Commercial Banks 0.8%
BNP Paribas	50,692	2,187,849

Computers & Peripherals 0.1%
Gemalto NV*	12,900	324,503

Diversified Telecommunication Services 0.1%
Iliad SA	2,500	217,019

Information Technology Services 0.6%
Cap Gemini SA	39,677	1,534,017

Insurance 1.0%
AXA SA	113,707	2,551,937

Media 0.2%
M6-Metropole Television	7,900	153,141
Publicis Groupe	9,700	250,309
Societe Television Francaise 1	15,600	228,538

		631,988

Office Electronics 0.3%
Neopost SA	7,700	698,606

Oil, Gas & Consumable Fuels 1.6%
Total SA	74,152	4,076,359

		12,222,278

GERMANY 4.3%(a)
Construction & Engineering 0.1%
Hochtief AG	6,800	350,318

Diversified Financial Services 0.4%
Deutsche Boerse AG	14,943	1,080,990

Pharmaceuticals 2.9%
Bayer AG	72,082	4,183,465
Merck	35,954	3,216,594

		7,400,059

Textiles, Apparel & Luxury Goods 0.9%
Puma AG Rudolf Dassler Sport	12,137	2,424,868

		11,256,235

GREECE 0.6%(a)
Hotels, Restaurants & Leisure 0.6%
OPAP SA	53,942	1,552,189

GUERNSEY 0.1%
Software 0.1%
Amdocs Ltd.*	11,900	217,651

HONG KONG 2.8%(a)
Distributors 0.5%
Li & Fung Ltd.	740,000	1,278,898

Food Products 0.2%
China Yurun Food Group Ltd.	345,000	408,094

Industrial Conglomerate 1.0%
Hutchison Whampoa Ltd.	543,000	2,741,253

Real Estate Investment Trusts 0.2%
Link REIT (The)	320,000	532,336

Real Estate Management & Development 0.1%
Sino-Ocean Land Holdings Ltd.	616,500	281,606

Specialty Retail 0.8%
Esprit Holdings Ltd.	358,200	2,041,223

		7,283,410

INDIA 2.2%
Electrical Equipment 0.6%(a)
Bharat Heavy Electricals Ltd.	57,284	1,611,173

Information Technology Services 1.6%
Infosys Technologies Ltd. ADR	165,854	4,075,033

		5,686,206

INDONESIA 0.6%(a)
Diversified Telecommunication Services 0.6%
Telekomunikasi Indonesia Tbk PT	2,358,000	1,513,995

IRELAND 1.1%
Airline 0.2%
Ryanair Holdings PLC ADR*	16,600	482,728

Construction Materials 0.7%(a)
CRH PLC	70,239	1,779,561
CRH PLC (London Exchange)	63	1,620

		1,781,181

Professional Services 0.2%(a)
Experian PLC	72,700	458,258

		2,722,167

ISRAEL 2.3%
Pharmaceuticals 2.3%
Teva Pharmaceutical Industries Ltd. ADR	142,811	6,079,464

ITALY 3.0%(a)
Aerospace & Defense 1.3%
Finmeccanica SpA	210,196	3,255,344

10 Annual Report 2008

Common Stocks (continued)

ITALY (continued)
Aerospace & Defense (continued)
Electrical Equipment 0.1%
Prysmian SpA	18,800	$297,683

Insurance 0.1%
Mediolanum SpA	73,100	317,622

Oil, Gas & Consumable Fuels 1.5%
ENI SpA	157,090	3,779,736
ERG SpA	18,800	231,864

		4,011,600

		7,882,249

JAPAN 10.5%(a)
Auto Components 0.6%
Denso Corp.	67,500	1,143,997
Sumitomo Rubber Industries, Inc.	58,500	509,309

		1,653,306

Automobiles 1.1%
Toyota Motor Corp.	85,800	2,837,030

Chemicals 0.2%
Tosoh Corp.	63,000	155,528
UBE Industries Ltd.	129,000	362,460

		517,988

Commercial Banks 0.1%
Suruga Bank Ltd.	29,000	288,168

Commercial Services & Supplies 0.1%
Nissha Printing Co. Ltd.	8,500	338,324

Construction & Engineering 0.2%
JGC Corp.	11,000	164,662
Taisei Corp.	138,000	380,483

		545,145

Electrical Equipment 0.1%
Toyo Tanso Co. Ltd.	6,000	231,879

Electronic Equipment & Instruments 3.1%
Hosiden Corp.	8,200	129,625
HOYA Corp.	115,500	2,017,790
Keyence Corp.	16,500	3,391,696
Nidec Corp.	68,000	2,660,019

		8,199,130

Food & Staples Retailing 0.2%
FamilyMart Co. Ltd.	9,300	403,974

Food Products 0.4%
Nippon Meat Packers, Inc.	12,000	182,704
Toyo Suisan Kaisha Ltd.	28,000	807,037

		989,741

Household Products 0.1%
Unicharm Corp.	3,400	255,844

Industrial Conglomerate 0.2%
Hankyu Hanshin Holdings, Inc.	105,000	606,536

Internet & Catalog Retail 0.0%
Rakuten, Inc.	200	127,367

Leisure Equipment & Products 0.3%
Shimano, Inc.	21,400	842,633

Machinery 1.4%
Fanuc Ltd.	43,500	3,118,411
Japan Steel Works Ltd. (The)	42,000	588,165

		3,706,576

Media 0.1%
Tokyo Broadcasting System, Inc.	10,700	163,283

Natural Gas Utility 0.3%
Osaka Gas Co. Ltd.	144,000	666,038

Personal Products 0.1%
Kobayashi Pharmaceutical Co. Ltd.	5,000	213,798

Pharmaceuticals 0.2%
Shionogi & Co. Ltd.	16,000	413,292

Real Estate Management & Development 0.1%
Aeon Mall Co. Ltd.	19,600	378,984

Software 1.0%
Capcom Co. Ltd.	30,400	687,895
Nintendo Co. Ltd.	4,900	1,872,957

		2,560,852

Specialty Retail 0.4%
ABC-Mart, Inc.	6,500	237,745
Nitori Co. Ltd.	9,100	708,327

		946,072

Textiles, Apparel & Luxury Goods 0.2%
Asics Corp.	57,000	461,974

		27,347,934

LUXEMBOURG 0.2%
Capital Markets 0.0%
Reinet Investments SCA*(a)	7,460	72,580

Wireless Telecommunication Services 0.2%
Millicom International Cellular SA	12,200	547,902

		620,482

MEXICO 3.0%
Construction & Engineering 0.0%
Empresas ICA SAB de CV*(a)	34,300	56,610

Household Durables 0.7%
Desarrolladora Homex SAB de CV ADR*	55,174	1,259,622

2008 Annual Report 11

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

MEXICO (continued)
Household Durables (continued)

Urbi Desarrollos Urbanos SA de CV*(a)	388,400	$530,214

		1,789,836

Media 0.9%
Grupo Televisa SA ADR	158,757	2,371,830

Wireless Telecommunication Services 1.4%
America Movil SAB de CV, Series L ADR	116,551	3,611,915

		7,830,191

NETHERLANDS 1.9%(a)
Air Freight & Logistics 0.8%
TNT NV	106,160	2,061,967

Beverages 0.8%
Heineken Holding NV	73,681	2,104,433

Energy Equipment & Services 0.0%
Fugro NV CVA	2,900	83,346

Life Sciences Tools & Services 0.2%
Qiagen NV*	24,600	432,227

Media 0.1%
Wolters Kluwer NV	13,800	261,626

		4,943,599

NORWAY 0.4%(a)
Energy Equipment & Services 0.2%
Petroleum Geo-Services ASA*	140,329	573,115

Pharmaceuticals 0.2%
Pronova BioPharma AS*	145,200	485,102

		1,058,217

PHILIPPINES 0.8%(a)
Wireless Telecommunication Services 0.8%
Philippine Long Distance Telephone Co.	47,420	2,169,028

REPUBLIC OF KOREA 0.3%(a)
Beverages 0.1%
Hite Brewery Co. Ltd.*	1,836	243,796

Household Products 0.1%
LG Household & Health Care Ltd.*	1,200	182,898

Wireless Telecommunication Services 0.1%
KT Freetel Co. Ltd.*	12,200	305,721

		732,415

SINGAPORE 2.4%(a)
Aerospace & Defense 0.5%
Singapore Technologies Engineering Ltd.	793,000	1,313,623

Commercial Banks 1.2%
United Overseas Bank Ltd.	352,000	3,182,029

Industrial Conglomerate 0.5%
Keppel Corp. Ltd.	435,000	1,321,113

Machinery 0.1%
Cosco Corp. Singapore Ltd.	164,000	109,669

Road & Rail 0.1%
SMRT Corp. Ltd.	175,000	201,382

		6,127,816

SOUTH AFRICA 0.1%(a)
Pharmaceuticals 0.1%
Aspen Pharmacare Holdings Ltd.*	44,269	161,685

SPAIN 3.3%(a)
Capital Markets 0.1%
Bolsas y Mercados Espanoles	8,200	215,355

Commercial Banks 0.6%
Banco Santander	146,480	1,414,940

Diversified Telecommunication Services 2.1%
Telefonica SA	239,819	5,412,512

Electric Utility 0.1%
Acciona SA	2,500	317,844

Information Technology Services 0.1%
Indra Sistemas SA	15,500	355,728

Media 0.1%
Gestevision Telecinco SA	19,400	208,950

Natural Gas Utility 0.2%
Enagas	25,000	551,971

		8,477,300

SWITZERLAND 8.7%(a)
Biotechnology 0.5%
Actelion Ltd.	10,200	577,273
Basilea Pharmaceutica*	4,300	610,603

		1,187,876

Chemicals 1.5%
Givaudan SA	300	237,159
Syngenta AG	18,443	3,584,355

		3,821,514

Food Products 2.5%
Barry Callebaut AG	300	196,484
Nestle SA	159,531	6,319,803

		6,516,287

Health Care Equipment & Supplies 1.0%
Sonova Holding AG	45,160	2,745,871

12 Annual Report 2008

Common Stocks (continued)

SWITZERLAND (continued)
Health Care Equipment & Supplies (continued)
Life Sciences Tools & Services 0.3%
Lonza Group AG	9,809	$909,790

Pharmaceuticals 2.9%
Roche Holding AG	48,680	7,539,685

		22,721,023

TAIWAN 1.5%(a)
Computers & Peripherals 0.1%
Acer, Inc.	297,000	389,069

Electronic Equipment & Instruments 0.4%
Hon Hai Precision Industry Co. Ltd.	555,550	1,096,949

Food & Staples Retailing 0.1%
President Chain Store Corp.	68,000	163,546

Semiconductors & Semiconductor Equipment 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,700,920	2,324,129

		3,973,693

TURKEY 0.4%(a)
Commercial Banks 0.4%
Akbank TAS	337,613	1,064,033

UNITED KINGDOM 16.0%(a)
Aerospace & Defense 0.4%
Cobham PLC	122,900	367,275
VT Group PLC	87,100	703,561

		1,070,836

Capital Markets 0.2%
Schroders PLC	33,800	425,089

Commercial Services & Supplies 0.4%
De La Rue PLC	13,461	177,473
G4S PLC	65,800	195,901
Serco Group PLC	105,200	688,477

		1,061,851

Containers & Packaging 0.2%
Rexam PLC	92,700	474,350

Diversified Financial Services 0.1%
IG Group Holdings PLC	99,700	374,120

Diversified Telecommunication Services 0.2%
Inmarsat PLC	88,200	605,661

Electronic Equipment & Instruments 0.1%
Rotork PLC	16,300	187,897

Energy Equipment & Services 0.1%
Wellstream Holdings PLC	42,568	219,084

Food & Staples Retailing 1.4%
Tesco PLC	712,432	3,708,749

Hotels, Restaurants & Leisure 1.3%
Compass Group PLC	647,812	3,230,294
TUI Travel PLC	32,500	110,134
Whitbread PLC	9,500	126,590

		3,467,018

Household Durables 0.1%
Berkeley Group Holdings PLC	19,200	243,415

Household Products 1.3%
Reckitt Benckiser Group PLC	91,654	3,433,524

Independent Power Producers & Energy Traders 0.8%
International Power PLC	623,670	2,172,784

Insurance 0.6%
Admiral Group PLC	23,500	310,122
Amlin PLC	71,700	372,599
Aviva PLC	165,947	940,108

		1,622,829

Media 1.9%
Informa PLC	344,857	1,219,864
Reed Elsevier PLC	280,196	2,056,651
WPP PLC	288,156	1,684,534

		4,961,049

Oil, Gas & Consumable Fuels 0.4%
Imperial Energy Corp. PLC*	44,800	811,064
Tullow Oil PLC	11,200	107,205

		918,269

Pharmaceuticals 1.4%
Shire PLC	255,615	3,764,283

Professional Services 0.8%
Capita Group PLC (The)	183,099	1,963,614

Road & Rail 0.1%
Firstgroup PLC	21,300	134,670

Tobacco 2.7%
British American Tobacco PLC	33,321	869,028
Imperial Tobacco Group PLC	226,035	6,036,147

		6,905,175

Wireless Telecommunication Services 1.5%
Vodafone Group PLC	1,943,314	3,978,260

		41,692,527

Total Common Stocks (cost $293,292,464)		218,350,896

Preferred Stocks 1.9%(a)

GERMANY 1.9%
Automobiles 1.1%
Porsche Automobil Holding SE	34,593	2,753,855

2008 Annual Report 13

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager International Growth Fund (Continued)

Preferred Stocks (continued)

GERMANY (continued)
Automobiles (continued)
Household Products 0.8%
Henkel AG & Co. KGaA	67,131	$2,137,336

Total Preferred Stocks (cost $7,119,738)		4,891,191

Rights 0.0%

BELGIUM 0.0%
Anheuser Busch VVPR Strip(a)	105,184	421

Total Rights (cost –)		421

Exchange Traded Funds 0.4%

UNITED STATES 0.4%
Equity Funds 0.4%
iShares MSCI EAFE Growth Index Fund	9,500	431,775
iShares MSCI Japan Index Fund	46,000	441,600
iShares MSCI Taiwan Index Fund	32,200	244,398

Total Exchange Traded Funds (cost $1,337,379)		1,117,773

Mutual Fund 13.5%

UNITED STATES 13.5%
Money Market Fund 13.5%
Fidelity Institutional Prime	35,105,497	35,105,497

Total Mutual Fund (cost $35,105,497)		35,105,497

Total Investments (cost $336,855,078)(b) — 99.7%		259,465,778

Other assets in excess of liabilities — 0.3%		712,237

NET ASSETS — 100.0%		$260,178,015

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CVA	Limited partnership with shares

KGaA	Limited partnership with shares

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

PT	Limited Liability Company

REIT	Real Estate Investment Trust

SA	Stock Company

SA de CV	Public Traded Company with Variable Capital

SAB de CV	Public Traded Company with Variable Capital
SCA	Limited partnership with share capital

SpA	Limited share company

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT
Multi-Manager
International
Growth Fund

Assets:
Investments, at value (cost $336,855,078)	$259,465,778
Foreign currencies, at value (cost $558,800)	501,025
Interest and dividends receivable	257,068
Receivable for capital shares issued	271,374
Receivable from adviser	49,717
Reclaims receivable	41,578

Total Assets	260,586,540

Liabilities:
Cash overdraft	17,214
Payable for investments purchased	41,851
Payable for capital shares redeemed	51,550
Accrued expenses and other payables:
Investment advisory fees	155,810
Fund administration fees	10,355
Distribution fees	41,422
Administrative services fees	26,668
Custodian fees	9,605
Trustee fees	2,338
Compliance program costs (Note 3)	4,771
Professional fees	16,450
Printing fees	7,529
Other	22,962

Total Liabilities	408,525

Net Assets	$260,178,015

Represented by:
Capital	$378,429,968
Accumulated undistributed net investment income	459,755
Accumulated net realized losses from investment and foreign currency transactions	(41,308,379)
Net unrealized appreciation/(depreciation) from investments	(77,389,300)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(14,029)

Net Assets	$260,178,015

Net Assets:
Class I Shares	$6,445
Class II Shares	6,433
Class III Shares	9,188,216
Class VI Shares	204,547,667
Class Y Shares	46,429,254

Total	$260,178,015

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Statement of Assets and Liabilities (Continued)

NVIT
Multi-Manager
International
Growth Fund

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,001
Class II Shares	1,000
Class III Shares	1,428,912
Class VI Shares	31,848,094
Class Y Shares	7,215,402

Total	40,494,409

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.44
Class II Shares	$6.43
Class III Shares	$6.43
Class VI Shares	$6.42
Class Y Shares	$6.43

The accompanying notes are an integral part of these financial statements.

16 Annual Report 2008

Statement of Operations
For the Period Ended December 31, 2008

NVIT
Multi-Manager
International
Growth Fund(a)

INVESTMENT INCOME:
Interest income	$40,867
Dividend income	3,813,762
Foreign tax withholding	(172,315)

Total Income	3,682,314

EXPENSES:
Investment advisory fees	1,212,329
Fund administration fees	65,771
Distribution fees Class II Shares	16
Distribution fees Class VI Shares	301,623
Administrative services fees Class III Shares	8,288
Administrative services fees Class VI Shares	182,367
Custodian fees	38,096
Trustee fees	5,062
Compliance program costs (Note 3)	4,774
Professional fees	38,345
Printing fees	25,895
Other	43,758

Total expenses before reimbursed/waived expenses	1,926,324

Earnings credit (Note 5)	(627)
Expenses reimbursed by adviser	(61,278)

Net Expenses	1,864,419

NET INVESTMENT INCOME	1,817,895

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(41,308,379)
Net realized losses from foreign currency transactions	(1,286,284)

Net realized losses from investment and foreign currency transactions	(42,594,663)

Net change in unrealized appreciation/(depreciation) from investments	(77,389,300)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(14,029)

Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	(77,403,329)

Net realized/unrealized losses from investments and foreign currencies	(119,997,992)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$118,180,097

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 17

Statement of Changes in Net Assets

NVIT
Multi-Manager
International
Growth Fund

Period Ended
December 31, 2008(a)
Operations:
Net investment income	$1,817,895
Net realized losses from investment and foreign currency transactions	(42,594,663)
Net change in unrealized appreciation / (depreciation) from investments and foreign currencies	(77,403,329)

Change in net assets resulting from operations	(118,180,097)

Distributions to Shareholders From:
Net investment income:
Class I	(8)
Class II	–
Class III	(9,262)
Class VI	–
Class Y	(62,617)
Net realized gains:
Class I	–
Class II	–
Class III	–
Class VI	–
Class Y	–

Change in net assets from shareholder distributions	(71,887)

Change in net assets from capital transactions	378,429,999

Change in net assets	260,178,015

Net Assets:
Beginning of period	—

End of period	$260,178,015

Accumulated undistributed net investment income at end of period	$459,755

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$10,001
Dividends reinvested	8
Cost of shares redeemed	–

Total Class I	10,009

Class II Shares
Proceeds from shares issued	10,001
Dividends reinvested	–
Cost of shares redeemed	–

Total Class II	10,001

Class III Shares
Proceeds from shares issued	15,298,445
Dividends reinvested	9,262
Cost of shares redeemed	(1,484,645)

Total Class III	13,823,062

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

18 Annual Report 2008

NVIT
Multi-Manager
International
Growth Fund

Period Ended
December 31, 2008(a)

CAPITAL TRANSACTIONS: (continued)
Class VI Shares
Proceeds from shares issued	$317,767,425
Dividends reinvested	–
Cost of shares redeemed	(11,659,978)

Total Class VI	306,107,447

Class Y Shares
Proceeds from shares issued	63,744,255
Dividends reinvested	62,617
Cost of shares redeemed	(5,327,392)

Total Class Y	58,479,480

Change in net assets from capital transactions	$378,429,999

SHARE TRANSACTIONS:
Class I Shares
Issued	1,000
Reinvested	1
Redeemed	–

Total Class I Shares	1,001

Class II Shares
Issued	1,000
Reinvested	–
Redeemed	–

Total Class II Shares	1,000

Class III Shares
Issued	1,624,351
Reinvested	1,492
Redeemed	(196,931)

Total Class III Shares	1,428,912

Class VI Shares
Issued	33,397,073
Reinvested	–
Redeemed	(1,548,979)

Total Class VI Shares	31,848,094

Class Y Shares
Issued	7,775,727
Reinvested	10,083
Redeemed	(570,408)

Total Class Y Shares	7,215,402

Total change in shares	40,494,409

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 19

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Multi-Manager International Growth Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized											Ratio of
			and											Expenses
	Net Asset		Unrealized									Ratio of	Ratio of Net	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses to	Investment Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	Average	to Average Net	to Average Net	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	fees	of Period	Return (a)	Period	Net Assets (b)	Assets (b)	Assets (b) (c)	Turnover (d)
Class I Shares
Period Ended December 31, 2008 (e)(f)	$10.00	0.17	(3.72)	(3.55)	(0.01)	–	(0.01)	–	$6.44	(35.51%)	$6,445	0.96%	2.51%	1.22%	66.42%

Class II Shares
Period Ended December 31, 2008 (e)(f)	$10.00	0.15	(3.72)	(3.57)	–	–	–	–	$6.43	(35.70%)	$6,433	1.20%	2.25%	1.46%	66.42%

Class III Shares
Period Ended December 31, 2008 (e)(f)	$10.00	0.09	(3.65)	(3.56)	(0.01)	–	(0.01)	–	$6.43	(35.63%)	$9,188,216	1.11%	1.44%	1.14%	66.42%

Class VI Shares
Period Ended December 31, 2008 (e)(f)	$10.00	0.07	(3.65)	(3.58)	–	–	–	–	$6.42	(35.80%)	$204,547,667	1.36%	1.18%	1.39%	66.42%

Class Y Shares
Period Ended December 31, 2008 (e)(f)	$10.00	0.11	(3.67)	(3.56)	(0.01)	–	(0.01)	–	$6.43	(35.60%)	$46,429,254	0.96%	1.85%	1.10%	66.42%
Amounts designated as “-” are zero or have been rounded to zero.

(a)	Not annualized.
(b)	Annualized.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.
(f)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

20 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Multi-Manager International Growth Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

22 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$65,032,470	$—	$194,433,308	$—	$—	$—	$259,465,778	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of December 31, 2008, the Fund did not hold any repurchase agreements.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

24 Annual Report 2008

Subadvisors

- Invesco Aim Capital Management, Inc.

- American Century Investment Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the period ended December 31, 2008.

Fee Schedule	Total Fees

All Assets	0.85%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $596,724 for the period ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.96% for the Fund’s Class I, Class II, Class III, Class VI and Class Y shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount
For the Period Ended
December 31, 2008 (a)

$61,278

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

2008 Annual Report 25

Notes to Financial Statements (Continued)
December 31, 2008

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, Class II, Class III and Class VI of the Fund.

For the period ended December 31, 2008, NFS received $163,987 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended December 31, 2008, the Fund’s portion of such costs was $4,774.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused

26 Annual Report 2008

by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the period ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $4,388 and $22,154, respectively, from Class III and Class VI.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the period ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $430,862,608 and sales of $93,055,713.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s

2008 Annual Report 27

Notes to Financial Statements (Continued)
December 31, 2008

maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

10. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

11. Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2008, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total		Total
	Ordinary	Long-Term	Taxable		Distributions
Year	Income	Capital Gains	Distributions	Return of Capital	Paid

2008	$71,887	$—	$71,887	$—	$71,887

28 Annual Report 2008

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$739,721	$—	$739,721	$—	$(36,588,947)	$(82,402,727)	$(118,251,953)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$341,854,476	$2,976,653	$(85,365,351)	$(82,388,698)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$23,794,254	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $12,544,944.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October currency losses in the amount of $249,749.

2008 Annual Report 29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager International Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008 and the results of its operations, the changes in its net assets and the financial highlights for the period March 25, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

30 Annual Report 2008

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 4.49% of income dividends that qualify for the dividends received deduction available to corporations.

2008 Annual Report 31

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

32 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 33

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

34 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 35

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

36 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 37

NVIT Multi-Manager International Value Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

9	Statement of Investments

15	Statement of Assets and Liabilities

17	Statement of Operations

18	Statements of Changes in Net Assets

21	Financial Highlights

23	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MM-IV (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

Small- and mid-sized company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. This can cause the Fund to underperform other funds that use different investing styles.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please call 1-800-848-6331 to request a prospectus. Please read it carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with AllianceBerstein L.P. or JPMorgan Investment Management Inc.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Multi-Manager International Value Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Multi-Manager International Value Fund (Class IV at NAV) registered -46.35% versus -43.06% for its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. For broader comparison, the average return for the Fund’s Lipper peer category of International Value Funds (consisting of 60 funds as of December 31, 2008) was -43.63% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

Almost all sectors experienced deep losses during the reporting period. Defensive sectors, however, such as consumer staples and health care, held up relatively better. The Fund’s overweight position in consumer non-durables, as well as stock selection in the energy and health-care sectors, benefit to the Fund on a relative basis.

Fund holding Nintendo Co., Ltd., a Japanese electronic game maker, was a top contributor to Fund performance. The company benefited from firm demand for both the Wii gaming console and DS handheld units, despite the overall slowdown in consumer spending. These two products are significantly increasing Nintendo’s already impressive share of the gaming market. This factor, combined with the in-house software revenues that accrue as users add more games to their library, has enabled the company to weather the current downturn better than most.

Other holdings that contributed to relative Fund performance during the reporting period included energy company Royal Dutch Shell plc and U.K.-based pharmaceutical firm GlaxoSmithKline plc. Despite a decline in oil prices during the reporting period, Royal Dutch Shell outperformed because investors already had factored in oil price declines and favored the financial strength of energy companies. GlaxoSmithKline benefited from the sharp decline in the value of the British sterling and from investors’ moving toward companies with strong and stable cash flows.

What areas of investment detracted from Fund performance?

Holdings within the financials sector detracted severely from Fund performance. The ability of financial companies to absorb credit loss was stretched to the limit and beyond, and an extended period of risk aversion took its toll on the liquidity of credit markets. Major detractors from Fund performance included HBOS plc, The Royal Bank of Scotland Group plc, and Fortis.

Holdings in the utilities sector also dragged down Fund performance. One example of this was International Power plc, a U.K.-based power producer. Plant shutdowns hurt the company’s earnings, but the loss was partially offset by stronger performance from the company’s British gas-fired and hydroelectric plants. Investors in International Power also were concerned about possible power price declines, potential costs associated with carbon emissions and the company’s ability to pursue its expansion plans in the midst of the global slowdown.

What is your outlook for the near term?

During the reporting period, many equity markets posted their largest losses since the Great Depression. The rally experienced in December 2008 may suggest that investors already have priced in a very challenging economic environment for 2009. The monetary and fiscal stimuli being introduced by governments worldwide is significant, and central banks have made it clear that they will do everything in their power to avoid a debt deflation spiral (a loss in value of the collateral, such as a home, used to secure a loan). Realizing the full effect of these efforts, however, may take time. In the interim, economic weakness will continue and corporate earnings in early 2009 will be poor. To a large extent, however, the markets already expect this to be the case.

A sustainable recovery in markets will require some indication that an end to the current problems is in sight. Investors need to see improvements, which

4 Annual Report 2008

our managers believe may become evident from the second quarter of 2009 on. The first quarter of 2009 will be difficult and, in aggregate, earnings in the first half of 2009 may be down as compared to those in the first half of 2008, but the second half of 2009 could be a different story. Even assuming that companies’ profits may remain flat, earnings could begin to improve as lower interest rates, declining input costs and cost-cutting measures begin to affect companies’ bottom lines.

Subadviser:
AllianceBernstein L.P.

Portfolio Managers:
Henry S. D’Auria, Sharon E. Fay and Kevin F. Simms

Subadviser:
JPMorgan Investment Management Inc.

Portfolio Managers:
Jeroen Huysinga, Georgina Perceval Maxwell and Gerd Woort-Menker

2008 Annual Report 5

Fund Performance	NVIT Multi-Manager International Value Fund

Average Annual Total Return1,3
For Periods Ended December 31, 2008

				Expense
	1 Yr.	5 Yr.	10 Yr.	Ratio*

Class I2	-46.31%	-1.79%	2.21%	0.99%

Class II2	-46.48%	-2.03%	1.94%	1.23%

Class III[2]	-46.33%	-1.79%	2.18%	0.99%

Class IV2	-46.35%	-1.85%	2.17%	0.99%

Class VI2	-46.45%	-2.05%	1.94%	1.23%

Class Y2	-46.27%	-1.82%	2.19%	0.84%

*	As of December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	These returns until the creation of the Class I, Class II and Class III shares (April 28, 2003), Class VI shares (April 28, 2004) and Class Y shares (March 27, 2008) are based on the performance of the Class IV shares of the Fund (which was based on the performance of the Fund’s predecessor until April 28, 2003). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class I, Class II, Class III, Class VI and Class Y shares would have produced, because all classes of shares invest in the same portfolio of securities. Class II and Class VI share’s annual returns have been restated to reflect the additional fees applicable to Class II and Class VI shares and therefore are lower than those of Class IV. Class Y shares annual returns have not been restated to reflect lower expenses for that class than apply to Class IV shares. For Class III and Class VI shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III and Class VI shares would have been lower.

[3]	The Fund’s predecessor, the Market Street International Portfolio, commenced operation on November 1, 1991. As of April 28, 2003, the NVIT International Value Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Market Street International Portfolio. At that time the NVIT International Value Fund took on the performance of the Market Street International Portfolio.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class IV shares of the NVIT Multi-Manager International Value Fund versus performance of the Morgan Stanley Capital International Europe, Australasia Far East Index(MSCI EAFE)(a), and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses or sales charges. One can not invest directly in a market index.

(a)	The MSCI EAFE is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

6 Annual Report 2008

Shareholder	NVIT Multi-Manager International Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
NVIT Multi-Manager			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
International Value Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/2008[a]

Class I	Actual		1,000.00	604.40	4.48	1.11
	Hypothetical	[b]	1,000.00	1,019.56	5.65	1.11

Class II	Actual		1,000.00	603.70	5.44	1.35
	Hypothetical	[b]	1,000.00	1,018.35	6.87	1.35

Class III	Actual		1,000.00	604.50	4.52	1.12
	Hypothetical	[b]	1,000.00	1,019.51	5.70	1.12

Class IV	Actual		1,000.00	604.10	4.52	1.12
	Hypothetical	[b]	1,000.00	1,019.51	5.70	1.12

Class VI	Actual		1,000.00	604.10	5.48	1.36
	Hypothetical	[b]	1,000.00	1,018.30	6.92	1.36

Class Y	Actual		1,000.00	605.00	3.91	0.97
	Hypothetical	[b]	1,000.00	1,020.26	4.94	0.97

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Annual Report 7

Portfolio Summary	NVIT Multi-Manager International Value Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	95.2%
Repurchase Agreements	3.7%
Mutual Fund	2.6%
Preferred Stocks	0.2%
Other liabilities in excess of assets	(1.7)%

100.0%

Top Industries

Commercial Banks	14.1%
Oil, Gas & Consumable Fuels	12.8%
Insurance	6.6%
Pharmaceuticals	6.5%
Diversified Telecommunication Services	6.0%
Automobiles	4.0%
Chemicals	3.6%
Metals & Mining	3.5%
Capital Markets	3.0%
Electric Utilities	2.8%
Other	37.1%

100.0%

Top Holdings

BP PLC	3.0%
AIM Liquid Assets Portfolio, 1.65%	2.6%
Sanofi-Aventis SA	2.6%
Vodafone Group PLC	2.5%
HSBC Holdings PLC	2.5%
Total SA	2.2%
Allianz SE	2.2%
Royal Dutch Shell PLC, A Shares	2.1%
Nippon Telegraph & Telephone Corp.	2.0%
E. ON AG	1.9%
Other*	76.4%

100.0%

Top Countries

Japan	19.8%
United Kingdom	19.2%
France	15.4%
Germany	12.0%
Switzerland	4.2%
Netherlands	3.7%
Spain	3.2%
Italy	2.9%
United States	2.6%
Sweden	2.1%
Other*	14.9%

100.0%

*	For purposes of listing top holdings and countries, the repurchase agreements are included as part of Other.

8 Annual Report 2008

Statement of Investments
December 31, 2008

NVIT Multi-Manager International Value Fund

Common Stocks 95.2%

	Shares	Market Value

AUSTRALIA 1.7% (a)
Airline 0.3%
Qantas Airways Ltd.	386,926	$712,632

Commercial Banks 0.8%
Australia & New Zealand Banking Group Ltd.	165,887	1,790,438
National Australia Bank Ltd.	25,200	370,376

		2,160,814

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	104,500	279,671

Metals & Mining 0.3%
BHP Billiton Ltd.	34,700	736,962

Real Estate Management & Development 0.2%
Lend Lease Corp. Ltd.	84,100	423,657

		4,313,736

BELGIUM 0.4% (a)
Chemicals 0.3%
Solvay SA	10,800	801,880

Food & Staples Retailing 0.1%
Delhaize Group	4,100	253,420

		1,055,300

BRAZIL 0.1%
Commercial Banks 0.1%
Banco do Brasil SA (a)	24,300	153,035
Unibanco — Uniao de Bancos Brasileiros SA ADR	1,900	122,778

		275,813

CANADA 2.0%
Auto Components 0.2%
Magna International, Inc.	13,800	410,914

Chemicals 0.1%
Methanex Corp.	21,100	234,217

Commercial Banks 0.3%
Canadian Imperial Bank of Commerce (b)	14,800	612,650
National Bank of Canada	4,400	111,586

		724,236

Insurance 0.6%
Fairfax Financial Holdings Ltd.	2,500	789,985
Industrial Alliance Insurance and Financial Services, Inc.	13,300	251,194
Sun Life Financial, Inc. (b)	24,600	566,864

		1,608,043

Metals & Mining 0.0%
Inmet Mining Corp.	6,900	109,465

Multi-Utility 0.1%
Atco Ltd., Class A	8,200	252,471

Oil, Gas & Consumable Fuels 0.7%
Imperial Oil Ltd.	17,700	587,849
Petro-Canada	53,800	1,164,751

		1,752,600

		5,091,946

CHINA 1.3% (a)
Commercial Banks 0.7%
China Construction Bank Corp., Class H	1,478,000	822,339
China Merchants Bank Co. Ltd.	520,500	973,919

		1,796,258

Diversified Telecommunication Services 0.1% (b)
China Telecom Corp. Ltd.	382,000	144,414

Oil, Gas & Consumable Fuels 0.5%
China Petroleum & Chemical Corp., Class H	1,052,000	646,643
China Shenhua Energy Co. Ltd.	369,000	791,104

		1,437,747

		3,378,419

FINLAND 2.0% (a)
Communications Equipment 1.3%
Nokia OYJ	198,911	3,121,038

Insurance 0.3%
Sampo OYJ, A Shares	43,822	829,343

Paper & Forest Products 0.4%
Stora Enso OYJ, Class R	138,500	1,097,009

		5,047,390

FRANCE 15.4% (a)
Aerospace & Defense 0.4% (b)
European Aeronautic Defence and Space Co. NV	60,190	1,019,226

Auto Components 1.2%
Compagnie Generale des Etablissements Michelin, Class B	56,834	3,002,413

Automobiles 0.5%
Renault SA	46,400	1,210,721

Chemicals 0.1%
Arkema	15,600	268,811

Commercial Banks 3.0%
BNP Paribas	87,302	3,767,924
Credit Agricole SA	88,500	993,932
Societe Generale	54,125	2,745,613

		7,507,469

Construction & Engineering 0.7%
Bouygues	39,456	1,673,673

Diversified Telecommunication Services 0.5%
France Telecom SA	45,100	1,256,918

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

FRANCE (continued)

Electrical Equipment 0.4%
Alstom SA	17,805	$1,060,964

Hotels, Restaurants & Leisure 0.7%
Sodexo	32,928	1,829,830

Machinery 0.2%
Vallourec	5,400	613,912

Media 1.8%
Lagardere SCA	29,000	1,178,087
Vivendi	99,509	3,243,036

		4,421,123

Multi-Utility 1.1%
GDF Suez	57,878	2,872,573

Oil, Gas & Consumable Fuels 2.2%
Total SA	103,304	5,678,932

Pharmaceuticals 2.6%
Sanofi-Aventis SA	101,112	6,466,720

		38,883,285

GERMANY 12.0% (a)
Airline 0.4%
Deutsche Lufthansa AG	68,400	1,138,202

Automobiles 0.9%
Daimler AG	58,272	2,195,079

Capital Markets 1.0% (b)
Deutsche Bank AG	62,300	2,483,813

Chemicals 1.2%
BASF SE	52,900	2,041,047
Lanxess	58,901	1,130,874

		3,171,921

Construction & Engineering 0.2%
Bilfinger Berger AG	7,700	398,613

Diversified Telecommunication Services 0.6%
Deutsche Telekom AG	102,100	1,540,636

Electric Utility 1.9%
E. ON AG	124,974	4,834,365

Food Products 0.2% (b)
Suedzucker AG	29,300	449,144

Health Care Providers & Services 0.1%
Celesio AG	11,700	314,906

Hotels, Restaurants & Leisure 0.2%
TUI AG	42,300	498,396

Insurance 3.8%
Allianz SE	51,199	5,439,737
Muenchener Rueckversicherungs AG	26,717	4,093,113

		9,532,850

Multi-Utility 0.3%
RWE AG	8,210	724,871

Pharmaceuticals 1.2%
Bayer AG	53,616	3,111,743

		30,394,539

GREECE 0.2% (a)
Metals & Mining 0.2%
Sidenor Steel Products Manufacturing Co. SA	107,889	481,608

HONG KONG 1.2% (a)
Distributors 0.5%
Li & Fung Ltd.	692,000	1,195,942

Oil, Gas & Consumable Fuels 0.4%
CNOOC Ltd.	954,000	907,445

Real Estate Management & Development 0.3%
Sun Hung Kai Properties Ltd.	107,000	900,379

		3,003,766

INDIA 0.2%
Information Technology Services 0.2%
Infosys Technologies Ltd. ADR	22,248	546,633

ISRAEL 0.1% (a)
Wireless Telecommunication Services 0.1%
Partner Communications	10,130	167,315

ITALY 2.9% (a)
Commercial Banks 1.4%
Intesa Sanpaolo SpA	948,531	3,445,332

Diversified Telecommunication Services 0.6%
Telecom Italia SpA	693,600	1,140,964
Telecom Italia SpA — RSP	379,700	432,263

		1,573,227

Oil, Gas & Consumable Fuels 0.9%
ENI SpA	91,100	2,191,953

		7,210,512

JAPAN 19.8%
Automobiles 2.6% (a)
Honda Motor Co. Ltd.	153,900	3,278,592
Nissan Motor Co. Ltd.	307,100	1,105,076
Toyota Motor Corp.	63,500	2,099,667

		6,483,335

Capital Markets 0.4% (a)
Daiwa Securities Group, Inc.	156,000	936,724

Chemicals 1.3% (a)
DIC Corp.	140,000	295,432
Mitsubishi Chemical Holdings Corp.	242,000	1,072,562
Shin-Etsu Chemical Co. Ltd.	33,600	1,551,035
Tosoh Corp.	110,000	271,557

		3,190,586

10 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)

Commercial Banks 1.9% (a)
Mitsubishi UFJ Financial Group, Inc.	598,700	$3,763,749
Sumitomo Mitsui Financial Group, Inc.	287	1,190,688

		4,954,437

Computers & Peripherals 1.1% (a)
Fujitsu Ltd.	269,000	1,308,168
Toshiba Corp.	338,000	1,391,106

		2,699,274

Consumer Finance 0.1% (a)
ORIX Corp.	4,840	276,429

Diversified Telecommunication Services 2.0% (a)
Nippon Telegraph & Telephone Corp.	965	4,983,118

Electric Utility 0.6% (a)
Tokyo Electric Power Co., Inc. (The)	43,500	1,452,427

Electrical Equipment 0.7% (a)
Mitsubishi Electric Corp.	276,000	1,730,006

Electronic Equipment & Instruments 0.4% (a)
Hitachi High-Technologies Corp.	22,600	361,993
Hitachi Ltd.	197,000	764,710

		1,126,703

Household Durables 0.6% (a)
Sharp Corp.	124,000	894,050
Sony Corp.	24,400	533,793

		1,427,843

Household Products 0.3% (a)
Kao Corp.	27,000	820,315

Leisure Equipment & Products 0.3% (a) (b)
Namco Bandai Holdings, Inc.	63,700	698,335

Machinery 0.8% (a)
Kubota Corp.	291,000	2,107,420

Metals & Mining 1.4% (a)
JFE Holdings, Inc.	97,300	2,586,395
Sumitomo Metal Mining Co. Ltd.	62,000	663,397
Yamato Kogyo Co. Ltd. (b)	14,400	389,810

		3,639,602

Natural Gas Utility 0.8% (a)
Tokyo Gas Co. Ltd.	406,000	2,058,418

Oil, Gas & Consumable Fuels 0.3% (a)
Nippon Mining Holdings, Inc.	184,000	798,579

Software 1.1% (a)
Nintendo Co. Ltd.	7,200	2,752,099

Tobacco 1.1% (a)
Japan Tobacco, Inc.	858	2,842,616

Trading Companies & Distributors 2.0% (a)
Mitsubishi Corp.	183,800	2,603,929
Mitsui & Co. Ltd.	251,000	2,580,942

		5,184,871

		50,163,137

LUXEMBOURG 0.3% (a)
Metals & Mining 0.3%
ArcelorMittal (XPAR)	32,500	787,691

NETHERLANDS 3.7% (a)
Chemicals 0.4%
Akzo Nobel NV	27,577	1,137,363

Diversified Financial Services 0.7%
ING Groep NV CVA	162,390	1,787,053

Diversified Telecommunication Services 0.8%
Koninklijke KPN NV	147,603	2,145,678

Food & Staples Retailing 0.6%
Koninklijke Ahold NV	118,200	1,456,405

Food Products 0.8%
Unilever NV	78,611	1,905,158

Media 0.4%
Wolters Kluwer NV	48,791	925,000

		9,356,657

NORWAY 0.5% (a)
Oil, Gas & Consumable Fuels 0.5%
StatoilHydro ASA	79,900	1,337,151

REPUBLIC OF KOREA 0.8% (a)
Chemicals 0.2%
LG Chem Ltd.*	7,500	431,786

Commercial Banks 0.1%
Hana Financial Group, Inc.	11,500	183,212

Diversified Financial Services 0.2%
KB Financial Group, Inc.*	19,900	532,500

Semiconductors & Semiconductor Equipment 0.3%
Samsung Electronics Co. Ltd.	2,504	913,043

		2,060,541

RUSSIAN FEDERATION 0.4% (a)
Metals & Mining 0.1% (b)
JSC MMC Norilsk Nickel ADR	55,711	357,319

Oil, Gas & Consumable Fuels 0.3%
LUKOIL ADR	20,150	652,163

		1,009,482

SINGAPORE 0.1% (a)
Marine 0.1%
Neptune Orient Lines Ltd.	336,000	264,127

SOUTH AFRICA 0.1% (a)
Commercial Banks 0.1%
Standard Bank Group Ltd.	20,978	189,418

Industrial Conglomerate 0.0%
Bidvest Group Ltd.	13,450	153,275

		342,693

2008 Annual Report 11

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

SPAIN 3.2% (a)
Commercial Banks 1.6%
Banco Santander	405,616	$3,918,094

Diversified Telecommunication Services 1.3%
Telefonica SA	146,948	3,316,492

Electric Utility 0.3%
Iberdrola SA	91,531	853,128

		8,087,714

SWEDEN 2.1% (a)
Commercial Banks 0.3%
Nordea Bank AB	85,800	611,900

Communications Equipment 0.5%
Telefonaktiebolaget LM Ericsson, B Shares	174,000	1,357,247

Machinery 1.0%
Atlas Copco AB, A Shares	178,714	1,573,298
Volvo AB, B Shares (b)	162,150	923,284

		2,496,582

Paper & Forest Products 0.3%
Svenska Cellulosa AB, Class B	99,000	860,046

		5,325,775

SWITZERLAND 4.2% (a)
Capital Markets 1.6%
Credit Suisse Group AG	119,946	3,362,857
UBS AG	44,034	640,937

		4,003,794

Insurance 1.0%
Zurich Financial Services AG	11,620	2,539,823

Pharmaceuticals 1.6%
Novartis AG	37,280	1,867,826
Roche Holding AG	13,374	2,071,400

		3,939,226

		10,482,843

TAIWAN 1.1%
Electronic Equipment & Instruments 0.2% (a)
HON HAI Precision GDR	135,435	525,484

Metals & Mining 0.1% (a)
China Steel Corp.	212,180	150,396

Semiconductors & Semiconductor Equipment 0.8%
Siliconware Precision Industries Co. (a)	155,540	135,630
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	209,544	1,655,397
United Microelectronics Corp. (a)	1,517,340	343,886

		2,134,913

		2,810,793

THAILAND 0.2% (a)
Oil, Gas & Consumable Fuels 0.2%
PTT PCL	55,300	282,374
Thai Oil PCL	299,900	206,705

		489,079

UNITED KINGDOM 19.2% (a)
Aerospace & Defense 0.5%
BAE Systems PLC	253,802	1,380,889

Beverages 0.3%
Britvic PLC	177,302	678,997

Commercial Banks 3.8%
Barclays PLC	662,200	1,504,740
HBOS PLC	594,372	615,128
HSBC Holdings PLC	633,215	6,195,884
Lloyds TSB Group PLC	174,900	330,956
Royal Bank of Scotland Group PLC	1,273,580	937,289

		9,583,997

Food Products 0.5%
Associated British Foods PLC	116,000	1,220,874

Hotels, Restaurants & Leisure 0.3%
TUI Travel PLC	205,237	695,495

Independent Power Producers & Energy Traders 0.5%
International Power PLC	345,892	1,205,042

Insurance 0.9%
Prudential PLC	208,431	1,264,917
RSA Insurance Group PLC	463,500	923,399

		2,188,316

Metals & Mining 1.0%
BHP Billiton PLC	132,821	2,575,514

Multi-Utility 0.3%
Centrica PLC	216,300	832,511

Oil, Gas & Consumable Fuels 6.8%
Afren PLC*	326,868	123,512
BP PLC	984,596	7,598,671
Royal Dutch Shell PLC, A Shares	203,267	5,339,149
Royal Dutch Shell PLC, Class A	157,700	4,169,059

		17,230,391

Pharmaceuticals 1.1%
GlaxoSmithKline PLC	144,000	2,677,422

Tobacco 0.7%
Imperial Tobacco Group PLC	69,059	1,844,185

Wireless Telecommunication Services 2.5%
Vodafone Group PLC	3,112,288	6,371,328

		48,484,961

Total Common Stocks (cost $372,271,005)		240,852,906

12 Annual Report 2008

Preferred Stocks 0.2%

	Shares	Market Value

BRAZIL 0.1% (a)
Metals & Mining 0.1%
Usinas Siderurgicas de Minas Gerais SA, Class A	19,575	$222,707

REPUBLIC OF KOREA 0.1% (a)
Semiconductors & Semiconductor Equipment 0.1%
Samsung Electronics Co. Ltd.	1,200	249,387

Total Preferred Stocks (cost $1,265,679)		472,094

Mutual Fund 2.6% (c)

UNITED STATES 2.6%
AIM Liquid Assets Portfolio, 1.56% (f)	6,653,992	6,653,992

Total Mutual Fund (cost $6,653,992)		6,653,992

Rights 0.0%* (a)

BELGIUM 0.0%
Fortis, Expiring 7/2/14	64,600	0

Total Rights (cost $0)		0

Repurchase Agreements 3.7%

	Principal Amount	Market Value

Morgan Stanley, 0.04%, dated 12/31/08, due 01/02/09, repurchase price $5,827,933, collateralized by U.S. Government Agency Mortgages ranging 3.43% - 7.00%, maturing 03/01/15 - 09/01/48; total market value of $5,944,478 (d)	$5,827,920	$5,827,920
UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $3,440,200, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09 - 06/24/09; total market value of $3,508,998	3,440,194	3,440,194

Total Repurchase Agreements (Cost 9,268,114)		9,268,114

Total Investments (Cost $389,458,790) (e) — 101.7%		257,247,106

Liabilities in excess of other assets — (1.7)%		(4,282,613)

NET ASSETS — 100.0%		$252,964,493

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The security or a partial position of this security is on loan at December 31, 2008. The total value of securities on loan at December 31, 2008 was $5,572,018.

(c)	Variable Rate Security.

(d)	The security was purchased with cash collateral held from securities on loan (See Note 2). The total value of this security as of December 31, 2008 was $5,827,920

(e)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

(f)	Represents 7-day effective yield as of December 31, 2008.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Ltd.	Limited

PCL	Public Company Limited

2008 Annual Report 13

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager International Value Fund (Continued)

At December 31, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

					Net
		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
British Pound	02/12/09	(1,757,977)	$(2,694,728)	$(2,523,760)	$170,968
British Pound	03/16/09	(4,474,000)	(6,584,868)	(6,419,767)	165,101
Canadian Dollar	03/16/09	(5,512,000)	(4,362,674)	(4,468,205)	(105,531)
Euro	02/12/09	(1,031,175)	(1,383,111)	(1,430,620)	(47,509)
Euro	03/16/09	(1,513,000)	(1,960,318)	(2,097,267)	(136,949)
Hong Kong Dollar	02/12/09	(10,626,938)	(1,371,571)	(1,371,701)	(130)
Japanese Yen	02/12/09	(521,763,943)	(5,495,263)	(5,762,775)	(267,512)
New Zealand Dollar	03/16/09	(1,664,000)	(950,227)	(963,017)	(12,790)
Norwegian Krone	02/12/09	(2,609,281)	(359,030)	(371,851)	(12,821)
Singapore Dollar	02/12/09	(403,505)	(267,773)	(279,845)	(12,072)
Swedish Krone	03/16/09	(49,027,000)	(6,316,692)	(6,197,818)	118,874
Swiss Franc	03/16/09	(1,785,000)	(1,481,082)	(1,679,589)	(198,507)

Total Short Contracts			$(33,227,337)	$(33,566,215)	$(338,878)

Long Contracts:
British Pound	02/12/09	1,155,862	1,734,188	1,659,362	(74,826)
Canadian Dollar	02/12/09	1,755,398	1,504,896	1,422,086	(82,810)
Euro	02/12/09	5,963,512	7,789,403	8,273,593	484,190
Euro	03/16/09	5,918,000	8,360,950	8,203,324	(157,626)
Japanese Yen	02/12/09	160,015,291	1,742,762	1,767,347	24,585
Japanese Yen	03/16/09	690,955,000	7,460,536	7,637,163	176,627
New Zealand Dollar	03/16/09	1,664,000	895,232	963,017	67,785
Norwegian Krone	02/12/09	4,227,048	603,616	602,400	(1,216)
Swedish Krone	03/16/09	23,440,000	2,888,064	2,963,201	75,137
Swiss Franc	02/12/09	5,339,478	4,509,047	5,021,723	512,676

Total Long Contracts			$37,488,694	$38,513,216	$1,024,522

At December 31, 2008, the Fund’s open forward foreign currency contracts were as follows:

							Net
							Unrealized
Delivery		Currency		Currency	Contract	Market	Appreciation/
Date		Received		Delivered	Value	Value	(Depreciation)

02/12/09	10,219,768	Australian Dollar	(8,113,770)	Canadian Dollar	$6,758,558	$7,274,433	$515,875
02/13/09	7,703,402	Canadian Dollar	(786,987)	British Pound	1,218,933	1,265,803	46,870
02/12/09	11,978,424	Canadian Dollar	(8,033,819)	Euro	10,052,509	8,610,614	(1,441,895)
02/12/09	7,703,402	Canadian Dollar	(7,724,031)	Swiss Franc	6,464,834	5,441,155	(1,023,679)
02/12/09	498,948	Euro	(968,269)	Australian Dollar	627,831	648,410	20,579
02/14/09	1,928,060	Euro	(1,608,989)	British Pound	2,447,624	2,812,683	365,059
02/12/09	783,309,769	Japanese Yen	(9,391,009)	Canadian Dollar	8,047,735	9,091,360	1,043,625
02/12/09	66,429,849	Japanese Yen	(844,933)	Swiss Franc	697,904	636,957	(60,947)
02/12/09	7,281,171	Norwegian Krone	(1,241,439)	Canadian Dollar	1,047,955	1,079,887	31,932
02/12/09	2,247,996	Singapore Dollar	(1,775,401)	Canadian Dollar	1,501,904	1,622,677	120,773
02/12/09	14,109,414	Swedish Krone	(2,108,469)	Canadian Dollar	1,776,527	1,852,462	75,935

					$40,642,314	$40,336,441	$(305,873)

At December 31, 2008, the Fund’s open futures contracts were as follows:

Net
			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

19	FTSE 100 Future	03/20/09	$1,198,936	$(5,022)

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT
Multi-Manager
International
Value Fund

Assets:
Investments, at value (cost $380,190,676)*	$247,978,992
Repurchase agreements, at value and cost	9,268,114

Total Investments	257,247,106

Cash	31,040
Foreign currencies, at value (cost $1,231,396)	1,233,610
Interest and dividends receivable	356,113
Receivable for capital shares issued	784,206
Receivable for investments sold	344,658
Unrealized appreciation on forward foreign currency contracts	4,038,046
Unrealized appreciation on spot contracts	2,947
Reclaims receivable	131,262
Prepaid expenses and other assets	1,033

Total Assets	264,170,021

Liabilities:
Payable for investments purchased	1,507,863
Unrealized depreciation on futures contracts	5,022
Unrealized depreciation on forward foreign currency contracts	3,658,275
Unrealized depreciation on spot contracts	9,624
Payable upon return of securities loaned (Note 2)	5,827,920
Payable for capital shares redeemed	8,038
Accrued expenses and other payables:
Investment advisory fees	70,695
Fund administration fees	9,504
Distribution fees	24,778
Administrative services fees	26,747
Custodian fees	9,749
Trustee fees	2,240
Compliance program costs (Note 3)	4,571
Professional fees	12,648
Printing fees	16,858
Other	10,996

Total Liabilities	11,205,528

Net Assets	$252,964,493

Represented by:
Capital	$461,494,298
Distributions in excess of net investment income	(333,043)
Accumulated net realized losses from investment, futures and foreign currency transactions	(76,357,386)
Net unrealized appreciation/(depreciation) from investments	(132,211,684)
Net unrealized appreciation/(depreciation) from futures	(5,022)
Net unrealized appreciation/(depreciation) from foreign currency contracts	379,771
Net unrealized appreciation/(depreciation) from spot contracts	(6,677)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	4,236

Net Assets	$252,964,493

*	Includes value of securities on loan of $5,572,018 (Note 2)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Statement of Assets and Liabilities (Continued)

NVIT
Multi-Manager
International
Value Fund

Net Assets:
Class I Shares	$1,268,226
Class II Shares	1,066,596
Class III Shares	56,117,809
Class IV Shares	25,538,325
Class VI Shares	122,577,295
Class Y Shares	46,396,242

Total	$252,964,493

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	164,076
Class II Shares	138,497
Class III Shares	7,288,290
Class IV Shares	3,306,376
Class VI Shares	15,988,641
Class Y Shares	6,011,042

Total	32,896,922

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.73
Class II Shares	$7.70
Class III Shares	$7.70
Class IV Shares	$7.72
Class VI Shares	$7.67
Class Y Shares	$7.72

The accompanying notes are an integral part of these financial statements.

16 Annual Report 2008

Statement of Operations
For the Year Ended December 31, 2008

NVIT
Multi-Manager
International Value
Fund

INVESTMENT INCOME:
Interest income	$82,724
Dividend income	13,932,313
Income from securities lending (Note 2)	337,709
Foreign tax withholding	(1,425,291)

Total Income	12,927,455

EXPENSES:
Investment advisory fees	2,460,309
Fund administration fees	150,490
Distribution fees Class II Shares	4,526
Distribution fees Class VI Shares	427,284
Administrative services fees Class I Shares	3,172
Administrative services fees Class II Shares	3,005
Administrative services fees Class III Shares	148,519
Administrative services fees Class IV Shares	63,420
Administrative services fees Class VI Shares	271,303
Custodian fees	95,416
Trustee fees	9,716
Compliance program costs (Note 3)	5,363
Professional fees	62,200
Printing fees	77,609
Other	59,491

Total expenses before earnings credit	3,841,823

Earnings credit (Note 5)	(5,576)

Net Expenses	3,836,247

NET INVESTMENT INCOME	9,091,208

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(73,408,488)
Net realized gains from futures transactions	469,407
Net realized losses from foreign currency transactions	(6,668,979)

Net realized losses from investment transactions, futures and foreign currency transactions	(79,608,060)

Net change in unrealized appreciation/(depreciation) from investments	(126,695,351)
Net change in unrealized appreciation/(depreciation) from futures	(5,022)
Net change in unrealized appreciation/(depreciation) from foreign currency contracts	900,673
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	(26,263)

Net change in unrealized appreciation/(depreciation) from investments, futures, foreign currency translations and foreign currency transactions	(125,825,963)

Net realized/unrealized losses from investments, futures, foreign currency translations and foreign currency transactions	(205,434,023)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(196,342,815)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 17

Statements of Changes in Net Assets

	NVIT Multi-Manager
	International Value Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$9,091,208	$8,802,014
Net realized gains (losses) from investment, futures and foreign currency transactions	(79,608,060)	54,308,533
Net change in unrealized appreciation/(depreciation) from investments, futures and translation of assets and liabilities denominated in foreign currencies	(125,825,963)	(53,051,614)

Change in net assets resulting from operations	(196,342,815)	10,058,933

Distributions to Shareholders From:
Net investment income:
Class I	(22,864)	(70,192)
Class II	(17,417)	(45,860)
Class III	(1,044,422)	(3,408,287)
Class IV	(464,110)	(1,356,832)
Class VI	(1,676,817)	(4,501,158)
Class Y (a)	(113,647)	–
Net realized gains:
Class I	(307,795)	(236,344)
Class II	(252,865)	(189,984)
Class III	(13,515,108)	(11,553,312)
Class IV	(6,088,997)	(4,387,787)
Class VI	(25,973,597)	(14,829,378)
Class Y (a)	(4,815,660)	–
Return of capital:
Class I	(14,016)	–
Class II	(10,709)	–
Class III	(625,871)	–
Class IV	(280,086)	–
Class VI	(1,072,484)	–
Class Y(a)	(216,806)	–

Change in net assets from shareholder distributions	(56,513,271)	(40,579,134)

Change in net assets from capital transactions	21,160,354	132,798,708

Change in net assets	(231,695,732)	102,278,507

Net Assets:
Beginning of year	484,660,225	382,381,718

End of year	$252,964,493	$484,660,225

Accumulated undistributed net investment income (loss) at end of year	$(333,043)	$584,002

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$–	$40,307
Dividends reinvested	344,675	306,535
Cost of shares redeemed	(424,565)	(1,252,416)

Total Class I	(79,890)	(905,574)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

18 Annual Report 2008

	NVIT Multi-Manager
	International Value Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

CAPITAL TRANSACTIONS: (continued)
Class II Shares
Proceeds from shares issued	$1,779	$–
Dividends reinvested	280,991	236,185
Cost of shares redeemed	(409,480)	(567,569)

Total Class II	(126,710)	(331,384)

Class III Shares
Proceeds from shares issued	6,779,031	17,774,494
Dividends reinvested	15,185,401	14,961,577
Cost of shares redeemed (b)	(35,572,801)	(54,004,036)

Total Class III	(13,608,369)	(21,267,965)

Class IV Shares
Proceeds from shares issued	457,971	743,735
Dividends reinvested	6,833,193	5,744,689
Cost of shares redeemed	(8,751,585)	(12,228,571)

Total Class IV	(1,460,421)	(5,740,147)

Class VI Shares
Proceeds from shares issued	40,889,301	149,285,080
Dividends reinvested	28,722,898	19,330,489
Cost of shares redeemed (b)	(98,652,918)	(7,571,791)

Total Class VI	(29,040,719)	161,043,778

Class Y Shares (a)
Proceeds from shares issued	60,877,263	–
Dividends reinvested	5,146,113	–
Cost of shares redeemed	(546,913)	–

Total Class Y	65,476,463	–

Change in net assets from capital transactions:	$21,160,354	$132,798,708

SHARE TRANSACTIONS:
Class I Shares
Issued	–	2,178
Reinvested	31,143	16,758
Redeemed	(33,127)	(67,404)

Total Class I Shares	(1,984)	(48,468)

Class II Shares
Issued	100	–
Reinvested	25,495	12,936
Redeemed	(29,789)	(30,889)

Total Class II Shares	(4,194)	(17,953)

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

(b)	Includes redemption fees – see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 19

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager
	International Value Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
SHARE TRANSACTIONS: (continued)
Class III Shares
Issued	564,605	954,997
Reinvested	1,375,947	820,521
Redeemed	(2,619,366)	(2,945,679)

Total Class III Shares	(678,814)	(1,170,161)

Class IV Shares
Issued	42,564	39,506
Reinvested	617,101	314,163
Redeemed	(662,632)	(662,106)

Total Class IV Shares	(2,967)	(308,437)

Class VI Shares
Issued	3,241,727	8,095,411
Reinvested	2,621,224	1,063,941
Redeemed	(6,136,392)	(412,209)

Total Class VI Shares	(273,441)	8,747,143

Class Y Shares (a)
Issued	5,596,294	–
Reinvested	472,644	–
Redeemed	(57,896)	–

Total Class Y Shares	6,011,042	–

Total change in shares:	5,049,642	7,202,124

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

20 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the years indicated)

NVIT Multi-Manager International Value Fund

		Operations			Distributions							Ratios / Supplemental Data

			Net Realized												Ratio of
			and											Ratio of Net	Expenses
	Net Asset		Unrealized										Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net	Return			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	of	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Year	Income	Investments	Operations	Income	Gains	Capital	Distributions	Fees	of Year	Return	Year	Net Assets	Net Assets	Net Assets (a)	Turnover (b)

Class I Shares
Year Ended December 31, 2008 (c)	$17.48	0.41	(7.81)	(7.40)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.73	(46.31%)	$1,268,226	1.04%	2.99%	1.04%	114.10%
Year Ended December 31, 2007	$18.58	0.41	0.18	0.59	(0.39)	(1.30)	–	(1.69)	–	$17.48	2.92%	$2,902,902	0.99%	2.10%	0.99%	157.60%
Year Ended December 31, 2006	$16.60	0.35	3.18	3.53	(0.37)	(1.18)	–	(1.55)	–	$18.58	22.67%	$3,985,456	1.01%	1.95%	1.01%	48.61%
Year Ended December 31, 2005	$15.58	0.35	1.43	1.78	(0.21)	(0.55)	–	(0.76)	–	$16.60	12.09%	$4,349,208	0.91%	1.92%	0.91%	48.94%
Year Ended December 31, 2004	$13.26	0.18	2.46	2.64	(0.33)	–	–	(0.33)	0.01	$15.58	20.29%	$6,246,596	0.86%	1.33%	0.86%	42.68%

Class II Shares
Year Ended December 31, 2008 (c)	$17.44	0.38	(7.80)	(7.42)	(0.13)	(2.10)	(0.09)	(2.32)	–	$7.70	(46.48%)	$1,066,596	1.30%	2.78%	1.30%	114.10%
Year Ended December 31, 2007	$18.50	0.36	0.19	0.55	(0.31)	(1.30)	–	(1.61)	–	$17.44	2.71%	$2,488,431	1.23%	1.85%	1.23%	157.60%
Year Ended December 31, 2006	$16.54	0.30	3.17	3.47	(0.33)	(1.18)	–	(1.51)	–	$18.50	22.40%	$2,972,385	1.26%	1.68%	1.26%	48.61%
Year Ended December 31, 2005	$15.53	0.23	1.51	1.74	(0.18)	(0.55)	–	(0.73)	–	$16.54	11.79%	$2,852,388	1.17%	1.40%	1.17%	48.94%
Year Ended December 31, 2004	$13.22	0.14	2.46	2.60	(0.30)	–	–	(0.30)	0.01	$15.53	20.00%	$3,368,084	1.10%	1.69%	1.10%	42.68%

Class III Shares
Year Ended December 31, 2008 (c)	$17.43	0.42	(7.80)	(7.38)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.70	(46.33%)	$56,117,809	1.04%	3.01%	1.04%	114.10%
Year Ended December 31, 2007	$18.53	0.41	0.18	0.59	(0.39)	(1.30)	–	(1.69)	–	$17.43	2.93%	$138,847,001	0.99%	2.14%	0.99%	157.60%
Year Ended December 31, 2006	$16.56	0.34	3.18	3.52	(0.37)	(1.18)	–	(1.55)	–	$18.53	22.75%	$169,277,702	1.01%	1.87%	1.01%	48.61%
Year Ended December 31, 2005	$15.54	0.24	1.54	1.78	(0.21)	(0.55)	–	(0.76)	–	$16.56	12.05%	$116,151,030	0.93%	1.64%	0.93%	48.94%
Year Ended December 31, 2004	$13.23	0.18	2.45	2.63	(0.33)	–	–	(0.33)	0.01	$15.54	20.26%	$69,042,520	0.86%	1.42%	0.86%	42.68%

Class IV Shares
Year Ended December 31, 2008 (c)	$17.47	0.41	(7.81)	(7.40)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.72	(46.35%)	$25,538,325	1.04%	3.01%	1.04%	114.10%
Year Ended December 31, 2007	$18.57	0.40	0.20	0.60	(0.40)	(1.30)	–	(1.70)	–	$17.47	2.90%	$57,819,423	0.99%	2.09%	0.99%	157.60%
Year Ended December 31, 2006	$16.60	0.34	3.18	3.52	(0.37)	(1.18)	–	(1.55)	–	$18.57	22.74%	$67,199,978	1.02%	1.93%	1.02%	48.61%
Year Ended December 31, 2005	$15.57	0.25	1.52	1.77	(0.19)	(0.55)	–	(0.74)	–	$16.60	11.97%	$66,597,240	1.03%	1.56%	1.03%	48.94%
Year Ended December 31, 2004	$13.26	0.22	2.39	2.61	(0.31)	–	–	(0.31)	0.01	$15.57	20.04%	$73,952,928	1.00%	1.56%	1.00%	42.68%
Amounts designated as “–” are zero or have been rounded to zero

(a)	There were no fee reductions during the year.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 21

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Multi-Manager International Value Fund (Continued)

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized															Ratio of
			and													Ratio of Net		Expenses
	Net Asset		Unrealized											Ratio of		Investment		(Prior to
	Value,	Net	Gains	Total	Net	Net	Return			Net Asset			Net Assets	Expenses		Income		Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	of	Total	Redemption	Value, End	Total		at End of	to Average		to Average		to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	Fees	of Period	Return		Period	Net Assets		Net Assets		Net Assets (a)		Turnover (b)

Class VI Shares
Year Ended December 31, 2008 (c)	$17.38	0.34	(7.73)	(7.39)	(0.13)	(2.10)	(0.09)	(2.32)	–	$7.67	(46.45%)		$122,577,295	1.30%		2.70%		1.30%		114.10%
Year Ended December 31, 2007	$18.49	0.31	0.24	0.55	(0.36)	(1.30)	–	(1.66)	–	$17.38	2.70%		$282,602,468	1.23%		1.73%		1.23%		157.60%
Year Ended December 31, 2006	$16.56	0.30	3.17	3.47	(0.36)	(1.18)	–	(1.54)	–	$18.49	22.41%		$138,946,197	1.26%		1.40%		1.26%		48.61%
Year Ended December 31, 2005	$15.55	0.20	1.55	1.75	(0.19)	(0.55)	–	(0.74)	–	$16.56	11.80%		$42,916,002	1.19%		1.41%		1.19%		48.94%
Period Ended December 31, 2004 (f)	$13.63	0.13	1.95	2.08	(0.17)	–	–	(0.17)	0.01	$15.55	15	.45%(d)	$13,117,126	1	.11%(e)	0	.63%(e)	1	.11%(e)	42.68%

Class Y Shares
Period Ended December 31, 2008 (c) (g)	$15.84	0.25	(6.00)	(5.75)	(0.17)	(2.10)	(0.10)	(2.37)	–	$7.72	(40	.66%)(d)	$46,396,242	0	.96%(e)	1	.54%(e)	0	.96%(e)	114.10%
Amounts designated as “–” are zero or have been rounded to zero

(a)	There were no fee reductions during the period.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.
(f)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

(g)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

22 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Multi-Manager International Value Fund (the “Fund”) (formerly “NVIT International Value Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

24 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$14,070,748	$(5,022)	$243,176,359	$379,771	$—	$—	$257,247,107	$374,749

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums

2008 Annual Report 25

Notes to Financial Statements (Continued)
December 31, 2008

required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

The following shows the value of securities on loan by the Fund and the value of collateral posted as of December 31, 2008:

Value of	Value of
Loaned Securities	Collateral*

$5,572,018	$5,862,048

26 Annual Report 2008

*	Includes $34,128 in the form of U.S. government securities, interest rates ranging from 3.63% to 8.75%, and maturity dates ranging from 07/15/09 to 02/15/26.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2008 Annual Report 27

Notes to Financial Statements (Continued)
December 31, 2008

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisors

- JPMorgan Investment Management Inc.

- AllianceBernstein L.P.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

Up to $500 million	0.75%

$500 million up to $2 billion	0.70%

$2 billion or more	0.65%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $1,499,948 for the year ended December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

28 Annual Report 2008

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, Class II, Class III and Class VI and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2008, NFS received $563,642 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $5,363.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $4,540 and $6,102, respectively, from Class III and Class VI.

For the year ended December 31, 2007, the Fund had contributions to capital due to redemption fees in the amount of $11,257 and $32,235, respectively, from Class III and Class VI.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits

2008 Annual Report 29

Notes to Financial Statements (Continued)
December 31, 2008

are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $372,801,312 and sales of $400,959,902.

For the year ended December 31, 2008, the Fund had purchases of $219,454 and sales of $219,816 of U.S. government securities.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit

30 Annual Report 2008

derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

10. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

11. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total		Total
	Ordinary	Long-Term	Taxable		Distributions
Year	Income	Capital Gains	Distributions	Return of Capital	Paid

2008	$18,864,485	$35,428,814	$54,293,299	$2,219,972	$56,513,271

2007	16,115,997	24,463,137	40,579,134	—	40,579,134

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$—	$—	$—	$(65,868,134)	$(142,661,671)	$(208,529,805)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$399,948,042	$7,723,123	$(150,424,059)	$(142,700,936)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

2008 Annual Report 31

Notes to Financial Statements (Continued)
December 31, 2008

Amount	Expires

$38,857,217	2016

As of December 31, 2008, the Fund has additional capital loss carryforwards, subject to any applicable limitations on availability, to offset future capital gains, if any, as the successor of a merger Fund.

Acquired Fund	Amount	Expires

Market Street International	$1,888,861	2011

Market Street International	597,248	2013

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $24,524,808.

32 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager International Value Fund (formerly NVIT International Value Fund) (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 33

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

The Fund intends to designate $35,428,814 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on December 31, 2008 are $0.29 and $0.04, respectively. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record dates.

34 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 35

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

36 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 37

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

38 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 39

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

40 Annual Report 2008

NVIT Multi-Manager Large Cap Growth Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

9	Statement of Investments

14	Statement of Assets and Liabilities

15	Statement of Operations

16	Statement of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MM-LCG (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the largest 1,000 U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please call 1-800-848-6331 to request a prospectus. Please read it carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.; or Wells Capital Management, Inc.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Multi-Manager Large Cap Growth Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the period from April 1, 2008, through December 31, 2008, the NVIT Multi-Manager Large Cap Growth Fund (Class II at NAV) registered -31.49% versus -31.46% for its benchmark, the Russell 1000® Growth Index. For broader comparison, the average return for the Fund’s Lipper peer category of Large-Cap Growth Funds (consisting of 228 funds as of December 31, 2008) was -33.68% for the nine months ended December 31, 2008.

What areas of investment provided the most positive relative returns for the Fund?

During the reporting period, the Fund’s performance in relation to its benchmark index was helped by strong stock selection in the health-care and consumer discretionary sectors. Biopharmaceutical company Gilead Sciences, Inc. was one of the Fund’s top-performing holdings during the reporting period. In mid-October 2008, the company reported very strong third-quarter results. Gilead Sciences’ HIV franchise financial performance was outstanding, with its triple-combination HIV treatment, Atripla, easily beating expectations.

Fund-holding Kohl’s Corp., a department-store operator in the consumer discretionary sector, was another solid contributor to relative Fund performance during the reporting period, mainly due to the company’s liquid balance sheet, scale advantages and value orientation. Another holding that helped the Fund’s relative performance was McDonald’s Corp. With its more-affordable menu items, McDonald’s has benefited from consumers’ trading down to more value-oriented products. The Fund’s selective approach within the consumer discretionary sector focused on companies with unique niches and/or businesses that can thrive amid a potentially slowing consumer-spending environment. A good example of this was the Fund’s position in DeVry Inc. As a leading provider of for-profit post-secondary education, DeVry has been benefiting from rising enrollment numbers as increases in unemployment rates have prompted more people to advance their education.

The materials sector was another area in which the Fund’s overall position and individual holdings produced relative outperformance. Within the materials sector, investments in companies operating in the chemicals and steel industries added to the Fund’s relative gains.

What areas of investment detracted from Fund performance?

Fund performance was hurt by stock selection in the information technology, and energy sectors during the reporting period. Although the information technology sector often is considered defensive due to its generally very strong cash flow characteristics and clean balance sheets, our managers saw significant sell-offs occur in consumer-related names as well as in highly cyclical segments of the industry, such as semiconductors. Apple Inc. was a significant detractor from Fund performance; Apple’s stock declined amid concerns that a deteriorating economy would lead to a decline in consumer spending. Our managers believe, however, that Apple will continue to capture market share in computer sales and that sales of its mobile phones will help to further drive growth. In view of the considerable ongoing concern about the health of Apple executive Steve Jobs, our managers remain watchful for new developments at Apple.

Weakness in the underlying commodity prices for oil and natural gas during the reporting period played a major role in the pullback of energy-related shares in areas such as exploration and production companies as well as energy services companies. For example, Fund-holding Transocean Inc. languished despite having an industry-leading backlog for deep-water drilling contracts and strong revenue growth stemming from historically high day rates. Weakness in global infrastructure stocks also hurt Fund performance. In particular, the Fund’s position in McDermott International, Inc. detracted due to the fact that the company experienced deterioration in its offshore construction business.

The Fund’s overweight positions in Halliburton Co. and Adobe Systems Inc. as well as an underweight position in Exxon Mobil Corp. were among the largest detractors from relative Fund performance during the reporting period.

4 Annual Report 2008

What is your outlook for the near term?

As our managers put the of 2008 into the history books, they look to the future and foresee continued tough conditions, but also signs of clear skies on the horizon. Interbank lending rates finally have thawed, signaling that financial institutions might at least think about resuming risk-taking. Of note is the fact that policymakers finally have targeted mortgage rates as a tool to aid the housing market, and homeowners have responded with a tidal wave of refinancing activity. Some clarity is emerging about the staggering size and scope of domestic infrastructure spending by the Obama administration that is designed to help bolster employment and provide economic stimulus. Energy prices and raw-material costs have declined dramatically, helping to control manufacturing costs and lowering gas prices for consumers. In addition, policymakers around the globe appear determined and coordinated in taking drastic measures to get credit flowing again.

The following subadvisers each manage a portion (“sleeve”) of the Fund’s assets:

Subadviser:
Goldman Sachs Asset Management, L.P.

Portfolio Managers:
Andrew Alford, Ph.D.; Melissa R. Brown, CFA; Mark Carhart, Ph.D., CFA; and Robert C. Jones, CFA

Subadviser:
Neuberger Berman Management Inc.

Portfolio Managers:
John Barker, Lawrence Fisher, Daniel Fletcher, and Daniel H. Rosenblatt

Subadviser:
Wells Capital Management, Inc.

Portfolio Managers:
Michael Harris, CFA and Thomas J. Pence, CFA

2008 Annual Report 5

Fund Performance	NVIT Multi-Manager Large Cap Growth Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

		Gross	Net
		Expense	Expense
	Inception[2]	Ratio*	Ratio*

Class I	-32.41%	0.92%	0.90%

Class II	-32.45%	1.17%	1.15%

Class Y	-32.37%	0.77%	0.75%

*	Expenses are estimated based on the Fund’s projected average net assets for 2008. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on March 25, 2008.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Multi-Manager Large Cap Growth Fund versus performance of the Russell 1000 Growth Index(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

6 Annual Report 2008

Shareholder	NVIT Multi-Manager Large Cap Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Multi-Manager Large Cap Growth Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class I	Actual		1,000.00	659.40	3.96	0.95
	Hypothetical	[b]	1,000.00	1,020.36	4.84	0.95

Class II	Actual		1,000.00	658.40	4.96	1.19
	Hypothetical	[b]	1,000.00	1,019.15	6.06	1.19

Class Y	Actual		1,000.00	659.10	3.38	0.81
	Hypothetical	[b]	1,000.00	1,021.06	4.12	0.81

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over a period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with the SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Annual Report 7

Portfolio Summary	NVIT Multi-Manager Large Cap Growth Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	94.5%
Repurchase Agreement	12.1%
Liabilities in excess of other assets	(6.6)%

100.0%

Top Industries

Computers & Peripherals	8.4%
Food & Staples Retailing	6.1%
Oil, Gas & Consumable Fuels	5.4%
Biotechnology	5.4%
Communications Equipment	4.9%
Insurance	4.5%
Software	4.2%
Pharmaceuticals	3.8%
Wireless Telecommunication Services	3.3%
Health Care Equipment & Supplies	3.2%
Other	50.8%

100.0%

Top Holdings

Gilead Sciences, Inc.	3.4%
Wal-Mart Stores, Inc.	3.1%
International Business Machines Corp.	2.7%
Hewlett-Packard Co.	2.6%
McDonald’s Corp.	2.5%
American Tower Corp., Class A	2.3%
QUALCOMM, Inc.	2.2%
Cisco Systems, Inc.	2.2%
Google, Inc., Class A	1.9%
Apple, Inc.	1.9%
Other*	75.2%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

8 Annual Report 2008

Statement of Investments
December 31, 2008

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 94.5%

	Shares	Market Value

Aerospace & Defense 2.9%
BE Aerospace, Inc.	1,178	$9,059
Boeing Co.	2,446	104,371
General Dynamics Corp.	3,306	190,392
Honeywell International, Inc.	900	29,547
Lockheed Martin Corp.	13,899	1,168,628
Northrop Grumman Corp.	384	17,295
Raytheon Co.	10,750	548,680
United Technologies Corp.	11,970	641,592

		2,709,564

Air Freight & Logistics 0.8%
CH Robinson Worldwide, Inc.	1,630	89,699
Expeditors International of Washington, Inc.	3,820	127,092
FedEx Corp.	487	31,241
United Parcel Service, Inc., Class B	8,539	471,011
UTi Worldwide, Inc.	2,236	32,064

		751,107

Auto Components 0.1%
Johnson Controls, Inc.	4,164	75,618

Beverages 2.5%
Brown-Forman Corp., Class B	544	28,011
Coca-Cola Co. (The)	19,746	893,901
Coca-Cola Enterprises, Inc.	2,494	30,003
Dr. Pepper Snapple Group, Inc.	2,329	37,846
Hansen Natural Corp.	2,468	82,752
PepsiAmericas, Inc.	977	19,892
PepsiCo, Inc.	23,435	1,283,535

		2,375,940

Biotechnology 5.4%
Amgen, Inc.*	1,298	74,960
Biogen Idec, Inc.*	3,316	157,941
Celgene Corp.	2,990	165,287
Facet Biotech Corp.	641	6,147
Genentech, Inc.*	9,115	755,725
Genzyme Corp.	9,482	629,320
Gilead Sciences, Inc.*	62,835	3,213,382

		5,002,762

Building Products 0.0%
Armstrong World Industries, Inc.	1,432	30,960

Capital Markets 1.9%
Bank of New York Mellon Corp. (The)	1,504	42,608
BlackRock, Inc.	390	52,319
Charles Schwab Corp. (The)	8,079	130,638
Eaton Vance Corp.	2,174	45,676
Federated Investors, Inc., Class B	1,567	26,576
Franklin Resources, Inc.	317	20,218
Goldman Sachs Group, Inc. (The)	5,860	494,525
Invesco Ltd.	1,661	23,985
Northern Trust Corp.	7,029	366,492
SEI Investments Co.	5,133	80,639
State Street Corp.	10,086	396,682
T. Rowe Price Group, Inc.	3,367	119,327

		1,799,685

Chemicals 1.9%
Air Products & Chemicals, Inc.	211	10,607
Airgas, Inc.	310	12,087
Ecolab, Inc.	1,950	68,543
FMC Corp.	388	17,355
Monsanto Co.	10,084	709,409
Potash Corp. of Saskatchewan	2,146	157,130
Praxair, Inc.	12,480	740,813
Rohm & Haas Co.	376	23,233

		1,739,177

Commercial Banks 1.8%
PNC Financial Services Group, Inc.	23,415	1,147,335
Regions Financial Corp.	2,652	21,110
Synovus Financial Corp.	3,895	32,328
Wells Fargo & Co.	16,914	498,625

		1,699,398

Commercial Services & Supplies 0.1%
Copart, Inc.	396	10,767
Monster Worldwide, Inc.	1,124	13,589
Robert Half International, Inc.	3,729	77,638

		101,994

Communications Equipment 4.9%
Brocade Communications Systems, Inc.*	5,161	14,451
Cisco Systems, Inc.*	124,646	2,031,730
Juniper Networks, Inc.*	28,119	492,363
QUALCOMM, Inc.	57,664	2,066,101
Tellabs, Inc.	4,315	17,778

		4,622,423

Computers & Peripherals 8.4%
Apple, Inc.* (b)	20,675	1,764,611
Dell, Inc.*	9,686	99,185
EMC Corp.*	79,739	834,867
Hewlett-Packard Co.	67,096	2,434,914
International Business Machines Corp.	29,867	2,513,607
NetApp, Inc.	6,532	91,252
QLogic Corp.	1,614	21,692
Teradata Corp.	3,710	55,019

		7,815,147

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Construction & Engineering 0.1%
Fluor Corp.	1,501	$67,350
Foster Wheeler Ltd.*	681	15,922

		83,272

Consumer Finance 0.1%
American Express Co.	3,426	63,552
Capital One Financial Corp.	1,035	33,006

		96,558

Containers & Packaging 0.0%
AptarGroup, Inc.	787	27,734

Distributors 0.0%
Genuine Parts Co.	438	16,583

Diversified Consumer Services 1.0%
Apollo Group, Inc., Class A	11,269	863,431
ITT Educational Services, Inc.	688	65,346

		928,777

Diversified Financial Services 0.8%
CME Group, Inc.	617	128,404
JPMorgan Chase & Co.	18,750	591,187
Moody’s Corp.	2,233	44,861

		764,452

Diversified Telecommunication Services 0.5%
AT&T, Inc.	2,143	61,076
CenturyTel, Inc.	774	21,153
Verizon Communications, Inc.	10,482	355,340

		437,569

Electric Utilities 1.2%
Duke Energy Corp.	3,159	47,417
Exelon Corp.	12,053	670,267
FPL Group, Inc.	7,771	391,114
PPL Corp.	1,000	30,690

		1,139,488

Electrical Equipment 1.5%
Cooper Industries Ltd., Class A	1,065	31,130
Emerson Electric Co.	10,506	384,625
First Solar, Inc.*	6,550	903,638
Roper Industries, Inc.	1,242	53,915

		1,373,308

Electronic Equipment & Instruments 0.1%
Ingram Micro, Inc., Class A	7,006	93,811
Mettler-Toledo International, Inc.	248	16,715
Tech Data Corp.	1,098	19,588

		130,114

Energy Equipment & Services 2.8%
Cameron International Corp.*	1,082	22,181
Exterran Holdings, Inc.	854	18,190
FMC Technologies, Inc.	2,353	56,072
Halliburton Co.	10,292	187,109
National Oilwell Varco, Inc.	14,979	366,087
Patterson-UTI Energy, Inc.	775	8,920
Schlumberger Ltd.	17,393	736,246
SEACOR Holdings, Inc.	433	28,859
Smith International, Inc.	748	17,122
Transocean Ltd.*	18,211	860,470
Weatherford International Ltd.	27,105	293,276

		2,594,532

Food & Staples Retailing 6.1%
BJ’s Wholesale Club, Inc.	2,342	80,237
Costco Wholesale Corp.	12,537	658,193
CVS Caremark Corp.	42,546	1,222,772
Kroger Co. (The)	26,852	709,161
Safeway, Inc.	2,409	57,262
Wal-Mart Stores, Inc.	52,424	2,938,889

		5,666,514

Food Products 0.2%
Archer-Daniels-Midland Co.	935	26,956
Bunge Ltd.	2,746	142,160
Corn Products International, Inc.	816	23,542
Del Monte Foods Co.	2,826	20,178
Hormel Foods Corp.	425	13,209

		226,045

Health Care Equipment & Supplies 3.2%
Baxter International, Inc.	12,897	691,150
Becton, Dickinson & Co.	9,706	663,793
Boston Scientific Corp.	6,763	52,346
C.R. Bard, Inc.	481	40,529
Covidien Ltd.	25,738	932,745
DENTSPLY International, Inc.	858	24,230
Edwards Lifesciences Corp.	338	18,573
Gen-Probe, Inc.	1,439	61,647
Hill-Rom Holdings, Inc.	1,336	21,991
Hologic, Inc.	1,504	19,657
Medtronic, Inc.	11,670	366,671
St. Jude Medical, Inc.*	1,892	62,360
Varian Medical Systems, Inc.	2,018	70,711

		3,026,403

Health Care Providers & Services 0.4%
Cardinal Health, Inc.	1,617	55,738
Express Scripts, Inc.	2,144	117,877
Laboratory Corp. of America Holdings	165	10,628
McKesson Corp.	1,425	55,190
Medco Health Solutions, Inc.*	4,055	169,945

		409,378

10 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Health Care Technology 0.1%
Cerner Corp.	1,420	$54,599
Hlth Corp.*	5,037	52,687

		107,286

Hotels, Restaurants & Leisure 3.0%
Chipotle Mexican Grill, Inc., Class A	251	15,557
McDonald’s Corp.	37,150	2,310,358
Panera Bread Co., Class A*	2,738	143,033
Yum! Brands, Inc.	9,447	297,581

		2,766,529

Household Durables 0.0%
Centex Corp.	1,626	17,300
Harman International Industries, Inc.	790	13,217

		30,517

Household Products 2.7%
Church & Dwight Co., Inc.	499	28,004
Colgate-Palmolive Co.	16,350	1,120,629
Procter & Gamble Co.	21,472	1,327,399

		2,476,032

Independent Power Producers & Energy Traders 0.0%
NRG Energy, Inc.*	1,151	26,853

Industrial Conglomerates 0.5%
3M Co.	6,296	362,272
Tyco International Ltd.	2,658	57,413

		419,685

Information Technology Services 0.7%
Accenture Ltd., Class A	12,544	411,318
Alliance Data Systems Corp.*	331	15,401
Automatic Data Processing, Inc.	2,074	81,591
Broadridge Financial Solutions, Inc.	2,568	32,203
Genpact Ltd.*	2,817	23,156
Global Payments, Inc.	936	30,691
Hewitt Associates, Inc., Class A*	366	10,387
Paychex, Inc.	1,288	33,849
Total System Services, Inc.	4,122	57,708

		696,304

Insurance 4.5%
Aflac, Inc.	5,443	249,507
Aon Corp.	18,544	847,090
Chubb Corp.	9,131	465,681
First American Corp.	887	25,625
Marsh & McLennan Cos., Inc.	20,441	496,103
MetLife, Inc.	33,761	1,176,909
Travelers Cos., Inc. (The)	19,997	903,864

		4,164,779

Internet & Catalog Retail 0.7%
Amazon.com, Inc.*	11,758	602,950

Internet Software & Services 2.8%
eBay, Inc.	6,131	85,589
Equinix, Inc.	9,630	512,220
Google, Inc., Class A*	5,859	1,802,521
Sohu.com, Inc.	1,252	59,269
VeriSign, Inc.	4,049	77,255
Yahoo!, Inc.	5,324	64,953

		2,601,807

Life Sciences Tools & Services 1.4%
Pharmaceutical Product Development, Inc.	1,073	31,128
Techne Corp.	295	19,033
Thermo Fisher Scientific, Inc.*	36,854	1,255,616

		1,305,777

Machinery 1.4%
AGCO Corp.	2,750	64,873
Caterpillar, Inc.	2,463	110,022
Cummins, Inc.	354	9,462
Danaher Corp.	9,144	517,642
Deere & Co.	8,004	306,713
Dover Corp.	1,165	38,352
Flowserve Corp.	416	21,424
Gardner Denver, Inc.	1,246	29,082
Graco, Inc.	1,947	46,202
Lincoln Electric Holdings, Inc.	408	20,780
Timken Co.	1,356	26,618
Toro Co.	2,401	79,233

		1,270,403

Marine 0.0%
Alexander & Baldwin, Inc.	1,092	27,366

Media 1.6%
Comcast Corp., Class A	7,569	127,765
Comcast Corp., Special Class A	1,852	29,910
DIRECTV Group, Inc. (The)	44,305	1,015,028
DISH Network Corp., Class A*	1,859	20,616
DreamWorks Animation SKG, Inc., Class A	1,170	29,554
McGraw-Hill Cos., Inc. (The)	766	17,763
Time Warner, Inc.	14,964	150,538
Virgin Media, Inc.	4,489	22,400
Walt Disney Co. (The)	3,016	68,433

		1,482,007

2008 Annual Report 11

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Metals & Mining 0.1%
Southern Copper Co.	5,893	$94,642
United States Steel Corp.	882	32,810

		127,452

Multi-Utility 0.0%
OGE Energy Corp.	591	15,236

Multiline Retail 1.7%
Dollar Tree, Inc.	2,372	99,150
Family Dollar Stores, Inc.	1,820	47,447
Kohl’s Corp.*	40,494	1,465,883

		1,612,480

Oil, Gas & Consumable Fuels 5.4%
Alpha Natural Resources, Inc.*	2,149	34,792
Apache Corp.	1,220	90,927
Canadian Natural Resources Ltd.	10,567	422,469
Chevron Corp.	1,397	103,336
ConocoPhillips	219	11,344
Devon Energy Corp.	943	61,965
EOG Resources, Inc.	1,764	117,447
Exxon Mobil Corp.	15,392	1,228,743
Hess Corp.	2,201	118,062
Murphy Oil Corp.	3,172	140,678
Occidental Petroleum Corp.	15,543	932,425
Petroleo Brasileiro SA ADR — BR	37,252	912,302
Plains Exploration & Production Co.	1,002	23,286
Range Resources Corp.	7,192	247,333
Southwestern Energy Co.	4,327	125,353
Sunoco, Inc.	1,957	85,051
Tesoro Corp.	8,284	109,100
Ultra Petroleum Corp.*	420	14,494
Valero Energy Corp.	4,306	93,182
W&T Offshore, Inc.	813	11,642
XTO Energy, Inc.	5,686	200,545

		5,084,476

Personal Products 0.2%
Alberto-Culver Co.	2,497	61,202
Avon Products, Inc.	3,976	95,543
Herbalife Ltd.	2,181	47,284

		204,029

Pharmaceuticals 3.8%
Abbott Laboratories	15,345	818,963
Allergan, Inc.	1,214	48,948
Bristol-Myers Squibb Co.	19,279	448,237
Eli Lilly & Co.	3,424	137,884
Forest Laboratories, Inc.	1,110	28,272
Johnson & Johnson	12,285	735,012
King Pharmaceuticals, Inc.	4,945	52,516
Merck & Co., Inc.	4,785	145,464
Pfizer, Inc.	2,771	49,074
Schering-Plough Corp.	13,264	225,886
Teva Pharmaceutical Industries Ltd. ADR — IL	11,516	490,254
Wyeth	9,022	338,415

		3,518,925

Professional Services 0.1%
Manpower, Inc.	1,460	49,625

Real Estate Investment Trusts 0.2%
Kilroy Realty Corp.	570	19,072
Liberty Property Trust	397	9,064
Nationwide Health Properties, Inc.	1,727	49,599
Simon Property Group, Inc.	2,028	107,748
SL Green Realty Corp.	881	22,818

		208,301

Real Estate Management & Development 0.0%
Jones Lang LaSalle, Inc.	800	22,160

Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	756	57,237
CSX Corp.	1,881	61,076
J.B. Hunt Transport Services, Inc.	3,641	95,649
Landstar System, Inc.	1,204	46,270
Norfolk Southern Corp.	248	11,668
Union Pacific Corp.	3,433	164,097

		435,997

Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc.	4,975	10,746
Altera Corp.	4,795	80,124
Broadcom Corp., Class A	40,884	693,802
Intel Corp.	87,061	1,276,314
Linear Technology Corp.	1,537	33,998
LSI Corp.	5,379	17,697
Marvell Technology Group Ltd.*	10,571	70,509
Taiwan Semiconductor Manufacturing Co. Ltd. ADR — TW	75,150	593,685
Texas Instruments, Inc.	6,211	96,395
Xilinx, Inc.	1,584	28,227

		2,901,497

Software 4.2%
Activision Blizzard, Inc.*	3,145	27,173
Adobe Systems, Inc.*	21,201	451,369
Amdocs Ltd.*	371	6,786
Autodesk, Inc.	4,114	80,840
Citrix Systems, Inc.*	950	22,391
Microsoft Corp. (b)	85,400	1,660,176
Oracle Corp.*	89,360	1,584,353
Salesforce.com, Inc.	721	23,079
Symantec Corp.*	2,353	31,813
VMware, Inc., Class A*	1,026	24,306

		3,912,286

12 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Specialty Retail 1.5%
Lowe’s Cos., Inc.	22,430	$482,694
PetSmart, Inc.	4,543	83,818
Ross Stores, Inc.	2,943	87,495
Sherwin-Williams Co. (The)	668	39,913
Staples, Inc.	35,182	630,462
TJX Cos., Inc.	1,701	34,990
Urban Outfitters, Inc.*	1,833	27,458

		1,386,830

Textiles, Apparel & Luxury Goods 0.1%
Coach, Inc.*	2,659	55,227
Nike, Inc., Class B	1,122	57,222

		112,449

Thrifts & Mortgage Finance 0.0%
Hudson City Bancorp, Inc.	1,930	30,803

Tobacco 2.0%
Altria Group, Inc.	10,999	165,645
Lorillard, Inc.	4,641	261,520
Philip Morris International, Inc.	31,486	1,369,956
UST, Inc.	842	58,418

		1,855,539

Trading Companies & Distributors 0.2%
Fastenal Co.	1,808	63,009
W.W. Grainger, Inc.	1,081	85,226

		148,235

Wireless Telecommunication Services 3.3%
American Tower Corp., Class A	73,062	2,142,178
NII Holdings, Inc.	46,950	853,551
Sprint Nextel Corp.	25,199	46,114
U.S. Cellular Corp.	553	23,912

		3,065,755

Total Common Stocks (cost $102,498,497)		88,314,872

Repurchase Agreement 12.1%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $11,297,688, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09 — 06/24/09; total market value of $11,523,622	$11,297,669	11,297,669

Total Repurchase Agreement (cost $11,297,669)		11,297,669

Total Investments (cost $113,796,166) (a) — 106.6%		99,612,541

Liabilities in excess of other assets — (6.6)%		(6,122,400)

NET ASSETS — 100.0%		$93,490,141

*  Denotes a non-income producing security.
(a) See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

(b)	All or a part of the security was pledged as collateral for Futures Contracts as of December 31, 2008.

ADR	American Depositary Receipt

BR	Brazil

IL	Israel

Ltd.	Limited

SA	Public Traded Company

TW	Taiwan

At December 31, 2008, the Fund’s open futures contracts were as follows:

Net
			Notional Value	Unrealized
Number of			Covered By	Appreciation or
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

69	S&P 500 Futures	03/20/09	$3,105,345	$103,782

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statement of Assets and Liabilities
December 31, 2008

NVIT
Multi-Manager Large
Cap Growth Fund

Assets:
Investments, at value (cost $102,498,497)	$88,314,872
Repurchase agreement, at value and cost	11,297,669

Total Investments	99,612,541

Interest and dividends receivable	119,654
Receivable for capital shares issued	517,894
Receivable for investments sold	2,218,347
Receivable from adviser	33,465
Receivable for variation margin on futures contracts	41,055

Total Assets	102,542,956

Liabilities:
Cash overdraft	793
Payable for investments purchased	8,975,787
Payable for capital shares redeemed	3,657
Accrued expenses and other payables:
Investment advisory fees	46,549
Fund administration fees	3,386
Distribution fees	113
Administrative services fees	64
Custodian fees	2,607
Trustee fees	699
Compliance program costs (Note 3)	1,426
Professional fees	4,067
Printing fees	7,859
Other	5,808

Total Liabilities	9,052,815

Net Assets	$93,490,141

Represented by:
Capital	$120,634,188
Accumulated undistributed net investment income	26,012
Accumulated net realized losses from investment and futures transactions	(13,090,216)
Net unrealized appreciation/(depreciation) from investments	(14,183,625)
Net unrealized appreciation/(depreciation) from futures	103,782

Net Assets	$93,490,141

Net Assets:
Class I Shares	$140,989
Class II Shares	652,992
Class Y Shares	92,696,160

Total	$93,490,141

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	20,926
Class II Shares	96,896
Class Y Shares	13,747,010

Total	13,864,832

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.74
Class II Shares	$6.74
Class Y Shares	$6.74

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Statement of Operations
For the Period Ended December 31, 2008

NVIT
Multi-Manager Large
Cap Growth Fund (a)

INVESTMENT INCOME:
Interest income	$42,953
Dividend income	527,586
Foreign tax withholding	(17)

Total Income	570,522

EXPENSES:
Investment advisory fees	255,075
Fund administration fees	18,106
Distribution fees Class II Shares	437
Administrative services fees Class I Shares	101
Administrative services fees Class II Shares	210
Custodian fees	12,357
Trustee fees	1,341
Compliance program costs (Note 3)	1,434
Professional fees	15,482
Printing fees	22,261
Other	10,490

Total expenses before reimbursed/waived expenses and earnings credit	337,294

Earnings credit (Note 4)	(6,227)
Expenses reimbursed by adviser	(42,785)

Net Expenses	288,282

NET INVESTMENT INCOME	282,240

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(12,560,553)
Net realized losses from futures transactions	(529,663)

Net realized losses from investment and futures transactions	(13,090,216)

Net change in unrealized appreciation/(depreciation) from investments	(14,183,625)
Net change in unrealized appreciation/(depreciation) from futures	103,782

Net change in unrealized appreciation/(depreciation) from investments and futures	(14,079,843)

Net realized/unrealized losses from investments and futures	(27,170,059)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,887,819)

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Statement of Changes in Net Assets

NVIT
Multi-Manager Large
Cap Growth Fund

Period Ended
December 31,
2008 (a)
Operations:
Net investment income	$282,240
Net realized losses from investment and futures transactions	(13,090,216)
Net change in unrealized appreciation / (depreciation) from investments and futures	(14,079,843)

Change in net assets resulting from operations	(26,887,819)

Distributions to Shareholders From:
Net investment income:
Class I	(380)
Class II	(1,055)
Class Y	(254,822)
Net realized gains:
Class I	–
Class II	–
Class Y	–

Change in net assets from shareholder distributions	(256,257)

Change in net assets from capital transactions	120,634,217

Change in net assets	93,490,141

Net Assets:
Beginning of period	–

End of period	$93,490,141

Accumulated undistributed net investment income at end of period	$26,012

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$429,920
Dividends reinvested	380
Cost of shares redeemed	(226,993)

Total Class I	203,307

Class II Shares
Proceeds from shares issued	905,350
Dividends reinvested	1,055
Cost of shares redeemed	(137,733)

Total Class II	768,672

Class Y Shares
Proceeds from shares issued	120,288,810
Dividends reinvested	254,821
Cost of shares redeemed	(881,393)

Total Class Y	119,662,238

Change in net assets from capital transactions	$120,634,217

SHARE TRANSACTIONS:
Class I Shares
Issued	47,017
Reinvested	51
Redeemed	(26,142)

Total Class I Shares	20,926

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral parts of these financial statements.

16 Annual Report 2008

NVIT
Multi-Manager Large
Cap Growth Fund

Period Ended
December 31,
2008 (a)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	112,423
Reinvested	151
Redeemed	(15,678)

Total Class II Shares	96,896

Class Y Shares
Issued	13,822,014
Reinvested	34,999
Redeemed	(110,003)

Total Class Y Shares	13,747,010

Total change in shares	13,864,832

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 17

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Multi-Manager Large Cap Growth Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains		Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	Total from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Period Ended December 31, 2008 (e)	$10.00	0.02	(3.26)	(3.24)	(0.02)	–	(0.02)	$6.74	(32.41%)	$140,989	0.89%	0.62%	0.98%	92.12%
Class II Shares
Period Ended December 31, 2008 (e)	$10.00	0.02	(3.26)	(3.24)	(0.02)	–	(0.02)	$6.74	(32.45%)	$652,992	1.12%	0.44%	1.24%	92.12%
Class Y Shares
Period Ended December 31, 2008 (e)	$10.00	0.03	(3.26)	(3.23)	(0.03)	–	(0.03)	$6.74	(32.37%)	$92,696,160	0.75%	0.72%	0.86%	92.12%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized.
(b)	Annualized.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

18 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Multi-Manager Large Cap Growth Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

20 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$88,314,872	$103,782	$11,297,669	$—	$—	$—	$99,612,541	$103,782

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each

22 Annual Report 2008

class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisors

- Goldman Sachs Asset Management, L.P.

- Neuberger Berman Management Inc.

- Wells Capital Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the period ended December 31, 2008.

Fee Schedule	Total Fees

All Assets	0.65%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $106,290 for the period ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.75% for the Fund’s Class I, Class II and Class Y shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount
For the Period Ended
December 31, 2008 (a)

$42,785

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the period ended December 31, 2008, NFS received $247 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended December 31, 2008, the Fund’s portion of such costs was $1,434.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate

24 Annual Report 2008

plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the period ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $140,585,188 and sales of $42,931,780.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

8. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have

2008 Annual Report 25

Notes to Financial Statements (Continued)
December 31, 2008

included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

9. Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2008, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$256,257	$—	$256,257	$—	$256,257

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$26,012	$—	$26,012	$—	$(8,706,252)	$(18,463,807)	$(27,144,047)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$118,076,348	$1,427,376	$(19,891,183)	$(18,463,807)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$4,162,548	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $4,543,704.

26 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Large Cap Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008 and the results of its operations, the changes in its net assets and the financial highlights for the period March 25, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 27

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 100.00% of income dividends that qualify for the dividends received deduction available to corporations.

28 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

30 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

32 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 33

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

34 Annual Report 2008

NVIT Multi-Manager Large Cap Value Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

9	Statement of Investments

14	Statement of Assets and Liabilities

16	Statement of Operations

17	Statement of Changes in Net Assets

19	Financial Highlights

20	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MM-LCV (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. This can cause the Fund to underperform other funds that use different investing styles.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Russell 1000® Value Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the largest 1,000 U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please call 1-800-848-6331 to request a prospectus. Please read it carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Deutsche Investment Management Americas Inc., Goldman Sachs Asset Management, L.P. or Wellington Management Company, LLP.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Multi-Manager Large Cap Value Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the period from April 1, 2008, through December 31, 2008, the NVIT Multi-Manager Large Cap Value Fund (Class II at NAV) registered -31.77% versus -30.82% for its benchmark, the Russell 1000® Value Index. For broader comparison, the average return for the Fund’s Lipper peer category of Large-Cap Value Funds (consisting of 125 funds as of December 31, 2008) was -30.57% for the nine months ended December 31, 2008.

What areas of investment provided the most positive relative returns for the Fund?

The Fund’s stock selection in, and an underweight to, the industrials sector contributed positively to relative Fund performance, as did the Fund’s underweight to the financials sector and a modest cash allocation in that area. The top individual contributor to the Fund in the industrials sector and in the Fund as a whole was the Fund’s holding in General Electric Co. Within the financials sector, the Fund was underweight in insurer ACE Ltd., and our decision not to hold American International Group, Inc. (AIG) aided relative Fund performance.

The Fund’s stock selection was strong in the insurance sector where, shares of Fund-holding The Travelers Companies, Inc. and PartnerRe Ltd. managed to post modest gains. The Fund also benefited from several investments in areas that were less-sensitive to problems in the economy or the credit markets, such as health care. The Fund’s holdings in Amgen Inc. and Genentech, Inc. also turned in strong performances during the reporting period.

What areas of investment detracted from Fund performance?

The Fund’s stock selection in the energy, consumer staples and information technology sectors were major detractors from Fund performance during the reporting period. Within the energy sector, an underweight by the Fund to Exxon Mobil Corp. detracted from relative Fund performance as investors gravitated toward stocks deemed to be “safe” amid turbulent markets. A combination of slowing near-term global demand and technical pressures weighed on the Fund’s key energy investments in Smith International, Inc. as well as in Fund-holdings Range Resources Corp. and The Williams Cos., Inc. during the last three months of the reporting period.

In the area of consumer staples, the decision not to hold consumer staples name Anheuser-Busch Cos., Inc., where stock price rose after news of the company was sold to Belgium-based InBev, detracted from Fund performance.

In the information technology sector, the Fund’s position in Flextronics International Ltd. hurt Fund performance. Other stocks among the top individual detractors from Fund performance were financials-sector names affected by the global credit crisis, notably Fannie Mae (a government-sponsored enterprise representing a large portion of the U.S. residential mortgage market) and The Royal Bank of Scotland Group plc. The Fund also experienced weakness in select investments that were involved in turnaround situations (restructuring for improved viability), such as Sprint Nextel Corp. and Newell Rubbermaid Inc.

What is your outlook for the near term?

Since mid-2008, the decline in the global economy has been aggressive and sharp. The world has transitioned from worrying about the allocation of scarce commodity resources to watching producers of those same mineral and energy products greatly reduce output to avoid unwanted inventory. Governments have cut interest rates, infused capital into the banking system and guaranteed private-sector debt to forestall asset price deflation. In the present storm-tossed market, our managers have attempted to position the Fund in equities that our managers believe have the financial strength and market position to stay the course, while preserving exposure to eventual upside when investor confidence returns.

Looking ahead, our managers are cautious about companies that are led by unseasoned and untested management teams. Our managers also are concerned that looming earnings disappointments will keep market volatility at elevated levels. While our managers do not expect a swift end to corporate weakness, our managers do see prospects in select companies that are poised to benefit from an environment of lower competition, higher pricing and improved market share.

4 Annual Report 2008

The following subadvisers each manage a portion (“sleeve”) of the Fund’s assets:

Subadviser:
Deutsche Investment Management Americas Inc.

Portfolio Managers:
Julie Abbett and James Francis, CFA

Subadviser:
Goldman Sachs Asset Management, L.P.

Portfolio Managers:
Delores Bamford, CFA; David L. Berdon;
Andrew Braun; Scott Carroll, CFA; Sean Gallagher; and Eileen Rominger

Subadviser:
Wellington Management Company, LLP

Portfolio Managers:
David R. Fassnacht, CFA; James N. Mordy, CFA; and David W. Palmer, CFA

2008 Annual Report 5

Fund Performance	NVIT Multi-Manager Large Cap Value Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

		Gross
		Expense
	Inception[2]	Ratio*

Class I	-33.19%	0.92%

Class II	-33.34%	1.17%

Class Y	-33.16%	0.77%

*	Expenses are estimated based on the Fund’s projected average net assets for 2008. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charge or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on March 25, 2008.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Multi-Manager Large Cap Value Fund versus performance of the Russell 1000 Value Index(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

6 Annual Report 2008

Shareholder	NVIT Multi-Manager Large Cap Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Multi-Manager Large Cap Value Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class I	Actual		1,000.00	691.80	3.78	0.89
	Hypothetical	[b]	1,000.00	1,020.66	4.53	0.89

Class II	Actual		1,000.00	690.10	5.01	1.18
	Hypothetical	[b]	1,000.00	1,019.20	6.01	1.18

Class Y	Actual		1,000.00	691.20	3.32	0.78
	Hypothetical	[b]	1,000.00	1,021.22	3.97	0.78

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Annual Report 7

Portfolio Summary	NVIT Multi-Manager Large Cap Value Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	94.1%
Repurchase Agreement	10.9%
U.S. Government Agency & Obligations	0.4%
Liabilities in excess of other assets	(5.4)%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	15.0%
Insurance	7.8%
Pharmaceuticals	6.4%
Capital Markets	5.1%
Electric Utilities	4.8%
Diversified Financial Services	4.7%
Media	4.1%
Food Products	4.0%
Health Care Providers & Services	4.0%
Health Care Equipment & Supplies	2.7%
Other	41.4%

100.0%

Top Holdings

Exxon Mobil Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Unilever NV	2.4%
Johnson & Johnson	2.1%
Wyeth	2.1%
Amgen, Inc.	2.0%
Comcast Corp., Class A	1.8%
Entergy Corp.	1.6%
Everest Re Group Ltd.	1.6%
General Electric Co.	1.6%
Other*	78.7%

100.0%

Top Countries

United States	84.9%
Bermuda	2.7%
Netherlands	2.5%
Switzerland	1.7%
Canada	1.2%
France	0.6%
Brazil	0.4%
United Kingdom	0.2%
Singapore	0.1%
Cayman Islands	0.1%
Other*	5.6%

100.0%

*	For purposes of listing top holdings and countries, the repurchase agreement is included as part of Other.

8 Annual Report 2008

Statement of Investments
December 31, 2008

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 94.1%

	Shares	Market Value

BERMUDA 2.7%
Insurance 2.7%
Allied World Assurance Co. Holdings Ltd.	1,600	$64,960
Everest Re Group Ltd.	20,807	1,584,245
PartnerRe Ltd.	13,195	940,408

		2,589,613

BRAZIL 0.4%
Food Products 0.2%
Perdigao SA ADR	6,200	163,556

Metals & Mining 0.2%
Copanhia Vale do Rio Doce ADR	20,000	242,200

		405,756

CANADA 1.2%
Chemicals 0.1%
Potash Corp. of Saskatchewan	1,100	80,542

Oil, Gas & Consumable Fuels 1.1%
Cameco Corp.	15,700	270,825
Canadian Natural Resources Ltd.	10,600	423,788
Talisman Energy, Inc.	36,900	368,631

		1,063,244

		1,143,786

CAYMAN ISLANDS 0.1%
Computers & Peripherals 0.1%
Seagate Technology	26,400	116,952

FRANCE 0.6%
Oil, Gas & Consumable Fuels 0.6%
Total SA ADR	10,900	602,770

JAPAN 0.1%(a)
Tobacco 0.1%
Japan Tobacco, Inc.	35	115,957

NETHERLANDS 2.5%
Energy Equipment & Services 0.1%(a)
SBM Offshore NV	7,205	94,647

Food Products 2.4%
Unilever NV	96,023	2,357,365

		2,452,012

SINGAPORE 0.1%
Electronic Equipment & Instruments 0.1%
Flextronics International Ltd.*	46,300	118,528

SWEDEN 0.0%
Auto Components 0.0%
Autoliv, Inc.	1,500	32,190

SWITZERLAND 1.7%
Capital Markets 0.3%
UBS AG*	18,066	258,344

Chemicals 0.3%
Syngenta AG ADR	7,400	289,636

Insurance 1.1%
ACE Ltd.	20,300	1,074,276

		1,622,256

UNITED KINGDOM 0.2%(a)
Containers & Packaging 0.2%
Rexam PLC	25,869	132,373

UNITED STATES 84.5%
Aerospace & Defense 2.4%
Alliant Techsystems, Inc.	4,200	360,192
Boeing Co.	19,325	824,598
General Dynamics Corp.	6,700	385,853
Honeywell International, Inc.	13,231	434,373
Lockheed Martin Corp.	1,900	159,752
Northrop Grumman Corp.	3,700	166,648

		2,331,416

Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	14,812	817,030

Airlines 1.0%
AMR Corp.*	11,300	120,571
Delta Air Lines, Inc.*	74,600	854,916

		975,487

Auto Components 0.3%
Johnson Controls, Inc.	16,771	304,561

Beverages 0.4%
Coca-Cola Enterprises, Inc.	5,500	66,165
Pepsi Bottling Group, Inc.	12,600	283,626

		349,791

Biotechnology 2.6%
Amgen, Inc.*	34,018	1,964,540
Genentech, Inc.*	6,906	572,576

		2,537,116

Capital Markets 4.8%
Ameriprise Financial, Inc.	25,400	593,344
Bank of New York Mellon Corp. (The)	13,200	373,956
Franklin Resources, Inc.	9,575	610,694
Goldman Sachs Group, Inc. (The)	4,400	371,316
Invesco Ltd.	66,416	959,047
Morgan Stanley	20,775	333,231
State Street Corp.	7,810	307,167
TD Ameritrade Holding Corp.	78,687	1,121,290

		4,670,045

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Chemicals 1.4%
Air Products & Chemicals, Inc.	15,262	$767,221
Ashland, Inc.	9,400	98,794
Celanese Corp., Series A	7,100	88,253
Mosaic Co. (The)	12,200	422,120

		1,376,388

Commercial Banks 1.7%
M&T Bank Corp.	4,352	249,848
PNC Financial Services Group, Inc.	6,100	298,900
SunTrust Banks, Inc.	11,084	327,422
U.S. Bancorp	11,200	280,112
Wells Fargo & Co.	17,500	515,900

		1,672,182

Commercial Services & Supplies 0.8%
Waste Management, Inc.	24,170	800,994

Communications Equipment 1.2%
Cisco Systems, Inc.*	39,100	637,330
Corning, Inc.	48,050	457,916
JDS Uniphase Corp.	4,800	17,520

		1,112,766

Computers & Peripherals 1.2%
Hewlett-Packard Co.	30,293	1,099,333
Lexmark International, Inc., Class A	1,800	48,420

		1,147,753

Consumer Finance 0.7%
Capital One Financial Corp.	10,510	335,164
SLM Corp.	41,203	366,707

		701,871

Containers & Packaging 0.8%
Owens-Illinois, Inc.*	27,200	743,376
Sealed Air Corp.	3,100	46,314

		789,690

Diversified Financial Services 4.7%
Bank of America Corp.	79,408	1,118,064
Citigroup, Inc.	49,334	331,031
JPMorgan Chase & Co.	93,305	2,941,907
Nasdaq OMX Group, Inc. (The)	4,500	111,195

		4,502,197

Diversified Telecommunication Services 1.8%
AT&T, Inc.	36,525	1,040,962
Verizon Communications, Inc.	21,900	742,410

		1,783,372

Electric Utilities 4.8%
American Electric Power Co., Inc.	10,700	356,096
Edison International	11,200	359,744
Entergy Corp.	19,412	1,613,719
FirstEnergy Corp.	17,270	838,977
Northeast Utilities	25,100	603,906
Progress Energy, Inc.	22,000	876,700

		4,649,142

Electronic Equipment & Instruments 0.7%
Arrow Electronics, Inc.	16,300	307,092
Avnet, Inc.	7,000	127,470
Jabil Circuit, Inc.	36,300	245,025

		679,587

Energy Equipment & Services 0.6%
Baker Hughes, Inc.	9,950	319,096
Smith International, Inc.	13,173	301,530

		620,626

Food & Staples Retailing 1.9%
BJ’s Wholesale Club, Inc.	3,200	109,632
Kroger Co. (The)	10,300	272,023
SUPERVALU, Inc.	11,001	160,615
Wal-Mart Stores, Inc.	23,732	1,330,416

		1,872,686

Food Products 1.4%
Archer-Daniels-Midland Co.	9,700	279,651
Bunge Ltd.	7,400	383,098
General Mills, Inc.	10,922	663,511
H.J. Heinz Co.	1,800	67,680

		1,393,940

Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	16,452	881,663
Becton, Dickinson & Co.	9,459	646,901
Covidien Ltd.	13,100	474,744
Zimmer Holdings, Inc.	15,262	616,890

		2,620,198

Health Care Providers & Services 4.0%
Aetna, Inc.	3,500	99,750
CIGNA Corp.	8,900	149,965
Community Health Systems, Inc.	3,600	52,488
Humana, Inc.	16,300	607,664
Laboratory Corp. of America Holdings	12,970	835,398
LifePoint Hospitals, Inc.	6,800	155,312
McKesson Corp.	1,200	46,476
UnitedHealth Group, Inc.	33,300	885,780
Universal Health Services, Inc., Class B	3,100	116,467
WellPoint, Inc.	22,576	951,127

		3,900,427

Hotels, Restaurants & Leisure 0.2%
McDonald’s Corp.	3,200	199,008

Household Durables 0.4%
Centex Corp.	5,500	58,520
Newell Rubbermaid, Inc.	37,576	367,493

		426,013

10 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Household Products 0.7%
Procter & Gamble Co.	10,900	$673,838

Industrial Conglomerate 1.6%
General Electric Co.	93,536	1,515,283

Information Technology Services 0.9%
Computer Sciences Corp.	5,500	193,270
SAIC, Inc.	3,400	66,232
Visa, Inc., Class A	11,780	617,861

		877,363

Insurance 4.0%
Aflac, Inc.	4,701	215,494
Allstate Corp. (The)	11,900	389,844
Aon Corp.	2,300	105,064
Chubb Corp.	9,053	461,703
Fidelity National Financial, Inc., Class A	13,500	239,625
First American Corp.	8,700	251,343
Lincoln National Corp.	2,300	43,332
Principal Financial Group, Inc.	3,300	74,481
Progressive Corp. (The)	5,200	77,012
Prudential Financial, Inc.	5,890	178,231
Reinsurance Group of America, Inc.	5,800	248,356
Travelers Cos., Inc. (The)	24,693	1,116,124
Unum Group	27,700	515,220

		3,915,829

Internet Software & Services 0.3%
Google, Inc., Class A*	870	267,655

Leisure Equipment & Products 0.1%
Hasbro, Inc.	4,000	116,680

Machinery 1.1%
AGCO Corp.	2,700	63,693
Deere & Co.	15,500	593,960
Flowserve Corp.	2,400	123,600
Gardner Denver, Inc.	5,800	135,372
Terex Corp.	2,100	36,372
Timken Co.	700	13,741
Trinity Industries, Inc.	3,600	56,736

		1,023,474

Media 4.1%
Comcast Corp., Class A	103,880	1,753,495
Time Warner, Inc.	125,750	1,265,045
Viacom, Inc., Class B	36,386	693,517
Virgin Media, Inc.	47,500	237,025

		3,949,082

Metals & Mining 0.7%
Alcoa, Inc.	12,600	141,876
Nucor Corp.	7,080	327,096
Reliance Steel & Aluminum Co.	2,300	45,862
Steel Dynamics, Inc.	16,100	179,998

		694,832

Multi-Utility 1.1%
CenterPoint Energy, Inc.	2,300	29,026
Dominion Resources, Inc.	2,900	103,936
NiSource, Inc.	4,300	47,171
PG&E Corp.	13,922	538,921
Sempra Energy	2,500	106,575
TECO Energy, Inc.	19,000	234,650

		1,060,279

Multiline Retail 0.3%
Sears Holdings Corp.	1,200	46,644
Target Corp.	5,687	196,372

		243,016

Natural Gas Utility 0.1%
ONEOK, Inc.	3,700	107,744

Oil, Gas & Consumable Fuels 13.3%
Anadarko Petroleum Corp.	2,100	80,955
Apache Corp.	7,600	566,428
Chevron Corp.	9,000	665,730
Cimarex Energy Co.	7,200	192,816
ConocoPhillips	5,300	274,540
CONSOL Energy, Inc.	7,600	217,208
Devon Energy Corp.	15,015	986,636
El Paso Corp.	9,100	71,253
Encore Acquisition Co.	6,900	176,088
EOG Resources, Inc.	17,294	1,151,435
Exxon Mobil Corp.	37,588	3,000,650
Hess Corp.	25,563	1,371,199
Marathon Oil Corp.	7,000	191,520
Newfield Exploration Co.	28,550	563,862
Noble Energy, Inc.	18,100	890,882
Occidental Petroleum Corp.	7,602	456,044
Range Resources Corp.	25,987	893,693
Sunoco, Inc.	3,400	147,764
Williams Cos., Inc.	36,415	527,289
XTO Energy, Inc.	12,400	437,348

		12,863,340

Pharmaceuticals 6.4%
Eli Lilly & Co.	9,400	378,538
Johnson & Johnson	34,017	2,035,237
Merck & Co., Inc.	7,500	228,000
Pfizer, Inc.	46,600	825,286
Schering-Plough Corp.	43,400	739,102
Wyeth	53,658	2,012,712

		6,218,875

Professional Services 0.1%
Manpower, Inc.	3,100	105,369

Real Estate Investment Trusts 0.5%
Annaly Capital Management, Inc.	11,800	187,266
Apartment Investment & Management Co., Class A	240	2,772
AvalonBay Communities, Inc.	600	36,348

2008 Annual Report 11

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Real Estate Investment Trusts (continued)

Boston Properties, Inc.	1,100	$60,500
Equity Residential	2,200	65,604
HCP, Inc.	200	5,554
Hospitality Properties Trust	1,500	22,305
Host Hotels & Resorts, Inc.	1,700	12,869
Kimco Realty Corp.	1,800	32,904
ProLogis	800	11,112
Vornado Realty Trust	200	12,070

		449,304

Road & Rail 0.5%
Norfolk Southern Corp.	5,000	235,250
Ryder System, Inc.	5,000	193,900

		429,150

Semiconductors & Semiconductor Equipment 0.3%
Applied Materials, Inc.	12,300	124,599
NVIDIA Corp.*	21,900	176,733

		301,332

Software 1.6%
Microsoft Corp.	75,447	1,466,690
Symantec Corp.*	2,100	28,392

		1,495,082

Specialty Retail 1.0%
AutoNation, Inc.	3,100	30,628
Foot Locker, Inc.	8,800	64,592
Gap, Inc. (The)	9,900	132,561
Home Depot, Inc.	25,678	591,108
RadioShack Corp.	14,100	168,354

		987,243

Thrifts & Mortgage Finance 0.4%
Astoria Financial Corp.	2,000	32,960
Hudson City Bancorp, Inc.	18,900	301,644

		334,604

Tobacco 1.4%
Altria Group, Inc.	5,400	81,324
Philip Morris International, Inc.	29,161	1,268,795

		1,350,119

Trading Companies & Distributors 0.1%
United Rentals, Inc.	12,200	111,264

Wireless Telecommunication Services 0.5%
Sprint Nextel Corp.	284,328	520,320

		81,845,363

Total Common Stocks (cost $106,981,271)		91,177,556

U.S. Government Agency & Obligations 0.4%

	Shares	Market Value

UNITED STATES 0.4%
U.S. Treasury Bill
0.25%, 01/15/09	30,000	30,000
0.55%, 01/15/09(b)	250,000	249,998
0.00%, 06/11/09(b)	150,000	149,912

Total U.S. Government Agency & Obligations (cost $429,890)		429,910

Repurchase Agreement 10.9%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $10,531,703, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09 — 06/24/09; total market value of $10,742,319	$10,531,685	10,531,685

Total Repurchase Agreement (cost $10,531,685)		10,531,685

Total Investments (cost $117,942,846) (c) — 105.4%		102,139,151

Liabilities in excess of other assets — (5.4%)		(5,201,923)

NET ASSETS — 100.0%		$96,937,228

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(c)	See notes to financial statements for tax unrealized appreciation/ (depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

At December 31, 2008, the Fund’s open futures contracts were as follows:

Net
			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

76	S&P 500 E-mini	03/20/09	$3,420,380	$59,910

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statement of Assets and Liabilities
December 31, 2008

NVIT
Multi-Manager
Large Cap
Value Fund

Assets:
Investments, at value (cost $107,411,161)	$91,607,466
Repurchase agreements, at value and cost	10,531,685

Total Investments	102,139,151

Cash	1,122
Foreign currencies, at value (cost $423)	423
Interest and dividends receivable	134,055
Receivable for capital shares issued	522,797
Receivable for investments sold	283,071
Receivable for variation margin on futures contracts	44,244
Receivable from adviser	15,299
Reclaims receivable	210

Total Assets	103,140,372

Liabilities:
Payable for investments purchased	6,129,402
Unrealized depreciation on spot contracts	194
Accrued expenses and other payables:
Investment advisory fees	46,244
Fund administration fees	3,548
Distribution fees	631
Administrative services fees	351
Custodian fees	2,807
Trustee fees	726
Compliance program costs (Note 3)	1,481
Professional fees	4,175
Printing fees	11,312
Other	2,273

Total Liabilities	6,203,144

Net Assets	$96,937,228

Represented by:
Capital	$122,456,310
Accumulated undistributed net investment income	4,457
Accumulated net realized losses from investment, futures and foreign currency transactions	(9,779,589)
Net unrealized appreciation/(depreciation) from investments	(15,803,695)
Net unrealized appreciation/(depreciation) from futures	59,910
Net unrealized appreciation/(depreciation) from spot contracts	(194)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	29

Net Assets	$96,937,228

Net Assets:
Class I Shares	$368,717
Class II Shares	3,488,798
Class Y Shares	93,079,713

Total	$96,937,228

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	55,710
Class II Shares	527,892
Class Y Shares	14,063,134

Total	14,646,736

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

NVIT
Multi-Manager
Large Cap
Value Fund

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.62
Class II Shares	$6.61
Class Y Shares	$6.62

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Statement of Operations
For the Period Ended December 31, 2008

NVIT
Multi-Manager
Large Cap
Value Fund (a)

INVESTMENT INCOME:
Interest income	$47,874
Dividend income	916,641
Foreign tax withholding	(633)

Total Income	963,882

EXPENSES:
Investment advisory fees	258,698
Fund administration fees	18,389
Distribution fees Class II Shares	2,358
Administrative services fees Class I Shares	99
Administrative services fees Class II Shares	1,324
Custodian fees	8,729
Trustee fees	1,363
Compliance program costs (Note 3)	1,489
Professional fees	18,613
Printing fees	26,432
Other	10,114

Total expenses before reimbursed/waived expenses and earnings credit	347,608

Earnings credit (Note 4)	(2,210)
Expenses reimbursed by adviser	(37,906)

Net Expenses	307,492

NET INVESTMENT INCOME	656,390

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(8,979,627)
Net realized losses from futures transactions	(799,962)
Net realized gains from foreign currency transactions	15,383

Net realized losses from investment, futures and foreign currency transactions	(9,764,206)

Net change in unrealized appreciation/(depreciation) from investments	(15,803,695)
Net change in unrealized appreciation/(depreciation) from futures	59,910
Net change in unrealized appreciation/(depreciation) from spot contracts	(194)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	29

Net change in unrealized appreciation/(depreciation) from investments, futures, foreign currency translation and foreign currencies	(15,743,950)

Net realized/unrealized losses from investments and foreign currencies	(25,508,156)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,851,766)

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

16 Annual Report 2008

Statement of Changes in Net Assets

NVIT
Multi-Manager
Large Cap
Value Fund

Period Ended
December 31, 2008 (a)
Operations:
Net investment income	$656,390
Net realized losses from investment, futures and foreign currency transactions	(9,764,206)
Net change in unrealized appreciation / (depreciation) from investments and foreign currencies	(15,743,950)

Change in net assets resulting from operations	(24,851,766)

Distributions to Shareholders From:
Net investment income:
Class I	(1,866)
Class II	(16,494)
Class Y	(649,028)
Net realized gains:
Class I	—
Class II	—
Class Y	—

Change in net assets from shareholder distributions	(667,388)

Change in net assets from capital transactions	122,456,382

Change in net assets	96,937,228

Net Assets:
Beginning of period	–

End of period	$96,937,228

Accumulated undistributed net investment income at end of period	$4,457

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$506,217
Dividends reinvested	1,866
Cost of shares redeemed	(88,606)

Total Class I	419,477

Class II Shares
Proceeds from shares issued	4,570,685
Dividends reinvested	16,494
Cost of shares redeemed	(574,065)

Total Class II	4,013,114

Class Y Shares
Proceeds from shares issued	118,242,764
Dividends reinvested	649,028
Cost of shares redeemed	(868,001)

Total Class Y	118,023,791

Change in net assets from capital transactions	$122,456,382

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 17

Statement of Changes in Net Assets (Continued)

NVIT
Multi-Manager
Large Cap
Value Fund

Period Ended
December 31, 2008 (a)
SHARE TRANSACTIONS:
Class I Shares
Issued	67,679
Reinvested	280
Redeemed	(12,249)

Total Class I Shares	55,710

Class II Shares
Issued	598,014
Reinvested	2,366
Redeemed	(72,488)

Total Class II Shares	527,892

Class Y Shares
Issued	14,087,063
Reinvested	89,198
Redeemed	(113,127)

Total Class Y Shares	14,063,134

Total change in shares	14,646,736

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

18 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Multi-Manager Large Cap Value Fund

		Operations			Distributions						Ratios / Supplemental Data

														Ratio of
			Net Realized										Ratio of Net	Expenses
	Net Asset		and									Ratio of	Investment	(Prior to
	Value,	Net	Unrealized Gains	Total	Net	Net		Net Asset			Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total		at End	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)		of Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Period Ended December 31, 2008 (e)	$10.00	0.07	(3.38)	(3.31)	(0.07)	–	(0.07)	$6.62	(33	.19)%	$368,717	0.87%	1.81%	0.99%	72.96%

Class II Shares
Period Ended December 31, 2008 (e)	$10.00	0.06	(3.38)	(3.32)	(0.07)	–	(0.07)	$6.61	(33	.34)%	$3,488,798	1.16%	1.38%	1.26%	72.96%

Class Y Shares
Period Ended December 31, 2008 (e)	$10.00	0.08	(3.38)	(3.30)	(0.08)	–	(0.08)	$6.62	(33	.16)%	$93,079,713	0.77%	1.66%	0.87%	72.96%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized.
(b)	Annualized.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 19

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Multi-Manager Large Cap Value Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

20 Annual Report 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$90,834,579	$59,910	$11,304,572	$(194)	$—	$—	$102,139,151	$59,716

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums

22 Annual Report 2008

required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisors

- Wellington Management Company, LLP

- Goldman Sachs

- Deutsche Investment Management Americas Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the period ended December 31, 2008.

Fee Schedule	Total Fees

All Assets	0.65%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $114,328 for the period ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.77% for the Fund’s Class I, Class II and Class Y shares.

24 Annual Report 2008

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount
For the Period Ended
December 31, 2008 (a)

$37,906

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services

2008 Annual Report 25

Notes to Financial Statements (Continued)
December 31, 2008

to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the period ended December 31, 2008, NFS received $1,072 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended December 31, 2008, the Fund’s portion of such costs was $1,489.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the period ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $133,765,842 and sales of $34,481,892.

For the period ended December 31, 2008, the Fund had purchases of $858,489 of U.S. government securities.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national

26 Annual Report 2008

interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

2008 Annual Report 27

Notes to Financial Statements (Continued)
December 31, 2008

10. Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2008, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$667,388	$—	$667,388	$—	$667,388

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$9,948	$—	$9,948	$—	$(6,817,903)	$(18,711,127)	$(25,519,082)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$120,850,113	$1,592,869	$(20,303,831)	$(18,710,962)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$4,875,732	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $1,936,680.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October currency losses in the amount of $5,491.

28 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Large Cap Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008 and the results of its operations, the changes in its net assets and the financial highlights for the period March 25, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 29

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 100.00% of income dividends that qualify for the dividends received deduction available to corporations.

30 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

32 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 33

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

34 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 35

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

36 Annual Report 2008

NVIT Multi-Manager Mid Cap Growth Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

13	Statement of Assets and Liabilities

15	Statement of Operations

16	Statement of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MM-MCG (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

Stocks of mid-sized companies may be less stable in price and less liquid than those of larger, more established companies.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Russell Midcap® Growth Index: An unmanaged index of mid-capitalization growth stocks of U.S. companies; measures the performance of the stocks of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values, and gives a broad look at how the stock prices of medium-sized U.S. companies have performed.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please call 1-800-848-6331 to request a prospectus. Please read it carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with American Century Investment Management, Inc. or Neuberger Berman Management Inc.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Multi-Manager Mid Cap Growth Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the period from April 1, 2008, through December 31, 2008, the NVIT Multi-Manager Mid Cap Growth Fund (Class II at NAV) registered -34.10% versus -37.48% for its benchmark, the Russell Midcap® Growth Index. For broader comparison, the average return for the Fund’s Lipper peer category of Mid-Cap Growth Funds (consisting of 150 funds as of December 31, 2008) was -36.93% for the nine months ended December 31, 2008.

What areas of investment provided the most positive relative returns for the Fund?

Effective stock selection in the consumer discretionary and health-care sectors benefited Fund performance relative to the benchmark index during the reporting period. In consumer discretionary, the Fund’s overweight positions in discount retailers such as Dollar Tree Stores, Inc. helped Fund performance. Such companies benefited from the weak economy, which prompted consumers to trade down in their buying habits. Underweighting or altogether sidestepping most of the other companies in the industry further aided the Fund’s relative returns. Elsewhere in the consumer discretionary sector, the Fund’s overweight stake in ITT Educational Services, Inc. helped both absolute and relative Fund performance as the private education company posted gains during the reporting period. In the health-care sector, the Fund’s overweight stake in pharmacy benefit management companies Medco Health Solutions, Inc. and Omnicare, Inc. both helped relative performance. Several other Fund holdings in the pharmaceutical and biotechnology industries also benefited relative Fund returns.

What areas of investment detracted from Fund performance?

Fund holdings in the materials, information technology and industrials sectors weighed on relative Fund performance. In the materials sector, the Fund maintained a substantial overweight stake in packaging giant Owens-Illinois, Inc., which was the largest detractor from Fund performance during the reporting period. Owens-Illinois performed well early in 2008, with its first-quarter earnings tripling amid increased prices, an improved product mix and manufacturing efficiencies. Later in the reporting period, however, the company’s share price experienced a sell-off. Within the information technology sector, the Fund suffered from poor stock selection, particularly within the semiconductor industry. One example was the Fund’s stake in silicon wafer-maker LDK Solar Co., Ltd., which was not a benchmark constituent and whose share price slid during the reporting period. Within the industrials sector, the Fund focused on the electronic equipment industry, which includes alternative energy companies. The Fund held an overweight position in Vestas Wind Systems A/S, a developer of wind power systems that harness wind energy to create electricity. The company performed well when rising oil prices drove global demand for clean energy but experienced a decline during the reporting period as oil prices fell.

What is your outlook for the near term?

The Fund’s investment process focuses on medium-sized and smaller companies with accelerating earnings growth rates and share-price momentum. Our managers believe that active investing in such companies will generate outperformance over time relative to the Fund’s benchmark index.

The following subadvisers each manage a portion (“sleeve”) of the Fund’s assets:

Subadviser:
American Century Investment Management, Inc.

Portfolio Managers:
Brad Eixmann, CFA and Glenn Fogle, CFA

Subadviser:
Neuberger Berman Management Inc.

Portfolio Manager:
Kenneth J. Turek, CFA

4 Annual Report 2008

Fund Performance	NVIT Multi-Manager Mid Cap Growth Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

		Gross	Net
		Expense	Expense
	Inception[2]	Ratio*	Ratio*

Class I	-33.90%	0.97%	0.90%

Class II	-34.10%	1.22%	1.15%

Class Y	-33.90%	0.90%	0.83%

*	Expenses are estimated based on the Fund’s projected average net assets for 2008. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charge or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on March 25, 2008.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Multi-Manager Mid Cap Growth Fund versus performance of the Russell Midcap Growth Index(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	NVIT Multi-Manager Mid Cap Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
NVIT Multi-Manager Mid			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Cap Growth Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class I	Actual		1,000.00	635.60	3.95	0.96
	Hypothetical	[b]	1,000.00	1,020.31	4.89	0.96

Class II	Actual		1,000.00	634.30	4.97	1.21
	Hypothetical	[b]	1,000.00	1,019.05	6.16	1.21

Class Y	Actual		1,000.00	635.60	3.58	0.87
	Hypothetical	[b]	1,000.00	1,020.76	4.43	0.87

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	NVIT Multi-Manager Mid Cap Growth Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	92.9%
Repurchase Agreement	5.3%
Mutual Fund	2.2%
Exchange Traded Fund	1.1%
Liabilities in excess of other assets	(1.5%	)

	100.0%

Top Industries

Commercial Services & Supplies	5.7%
Diversified Consumer Services	5.6%
Health Care Equipment & Supplies	5.4%
Oil, Gas & Consumable Fuels	4.8%
Health Care Providers & Services	4.4%
Biotechnology	3.9%
Wireless Telecommunication Services	3.8%
Software	3.6%
Capital Markets	3.5%
Specialty Retail	3.5%
Other	55.8%

100.0%

Top Holdings

AIM Liquid Assets Portfolio	2.2%
DeVry, Inc.	1.8%
SBA Communications Corp., Class A	1.7%
Express Scripts, Inc.	1.6%
Perrigo Co.	1.5%
Dollar Tree, Inc.	1.4%
Strayer Education, Inc.	1.3%
American Tower Corp., Class A	1.3%
Lazard Ltd., Class A	1.2%
Ross Stores, Inc.	1.2%
Other*	84.8%

100.0%

Top Countries

United States	90.8%
Bermuda	2.3%
Canada	1.3%
Switzerland	0.8%
China	0.5%
Netherlands	0.3%
Australia	0.1%
Greece	0.1%
Other*	3.8%

100.0%

*	For purposes of listing top holdings and countries the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 92.9%

	Shares	Market Value

AUSTRALIA 0.1% (a)
Biotechnology 0.1%
CSL Ltd.	4,986	$117,545

BERMUDA 2.3%
Capital Markets 1.2%
Lazard Ltd., Class A	48,653	1,446,940

Insurance 0.7%
Axis Capital Holdings Ltd.	9,359	272,534
Everest Re Group Ltd.	2,250	171,315
PartnerRe Ltd.	5,918	421,776

		865,625

Internet Software & Services 0.4%
VistaPrint Ltd.	25,900	481,999

		2,794,564

CANADA 1.3%
Food & Staples Retailing 0.9%
Shoppers Drug Mart Corp.	27,700	1,078,419

Metals & Mining 0.3%
Agnico-Eagle Mines Ltd.	6,500	333,645

Oil, Gas & Consumable Fuels 0.1%
Ultra Petroleum Corp.*	4,459	153,880

		1,565,944

CHINA 0.5%
Internet Software & Services 0.5%
NetEase.com, Inc. ADR*	26,149	577,893

GREECE 0.1%
Marine 0.1%
Diana Shipping, Inc.	7,151	91,247

NETHERLANDS 0.3%
Energy Equipment & Services 0.3%
Core Laboratories NV	6,400	383,104

SWITZERLAND 0.8%
Chemicals 0.6% (a)
Syngenta AG	3,286	638,627

Insurance 0.2%
ACE Ltd.	5,239	277,248

		915,875

UNITED STATES 87.5%
Aerospace & Defense 0.6%
Precision Castparts Corp.	11,200	666,176

Air Freight & Logistics 1.7%
CH Robinson Worldwide, Inc.	19,000	1,045,570
Expeditors International of Washington, Inc.	19,000	632,130
FedEx Corp.	5,109	327,742

		2,005,442

Airlines 1.8%
Alaska Air Group, Inc.	15,274	446,765
AMR Corp.*	34,587	369,043
Continental Airlines, Inc., Class B	17,967	324,484
Delta Air Lines, Inc.*	54,994	630,231
JetBlue Airways Corp.	52,683	374,049

		2,144,572

Beverages 0.2%
Central European Distribution Corp.	10,000	197,000

Biotechnology 3.8%
Alexion Pharmaceuticals, Inc.	26,254	950,132
Celgene Corp.	5,957	329,303
Cephalon, Inc.*	16,741	1,289,727
Myriad Genetics, Inc.	19,650	1,302,009
United Therapeutics Corp.*	5,600	350,280
Vertex Pharmaceuticals, Inc.	11,700	355,446

		4,576,897

Capital Markets 2.3%
BlackRock, Inc.	6,863	920,671
Charles Schwab Corp. (The)	20,142	325,696
Knight Capital Group, Inc., Class A	15,305	247,176
Northern Trust Corp.	17,000	886,380
Stifel Financial Corp.	7,949	364,462

		2,744,385

Chemicals 2.7%
Airgas, Inc.	26,400	1,029,336
Ecolab, Inc.	28,900	1,015,835
Intrepid Potash, Inc.	5,311	110,309
Monsanto Co.	11,639	818,804
Mosaic Co. (The)	2,770	95,842
Scotts Miracle-Gro Co. (The), Class A	6,655	197,787

		3,267,913

Commercial Banks 0.6%
Hancock Holding Co.	5,067	230,346
TCF Financial Corp.	16,080	219,652
UMB Financial Corp.	5,163	253,710

		703,708

Commercial Services & Supplies 5.7%
Clean Harbors, Inc.	9,000	570,960
Copart, Inc.	10,000	271,900
Corrections Corp. of America	41,900	685,484
Covanta Holding Corp.*	31,900	700,524
FTI Consulting, Inc.	19,878	888,149

8 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Commercial Services & Supplies (continued)

Iron Mountain, Inc.*	46,100	$1,140,053
Stericycle, Inc.	25,400	1,322,832
Waste Connections, Inc.	38,467	1,214,403

		6,794,305

Communications Equipment 1.5%
Harris Corp.	30,000	1,141,500
Juniper Networks, Inc.*	39,100	684,641

		1,826,141

Computers & Peripherals 0.2%
Diebold, Inc.	7,438	208,933

Construction & Engineering 2.4%
Aecom Technology Corp.	19,179	589,371
Granite Construction, Inc.	2,294	100,775
Jacobs Engineering Group, Inc.	20,546	988,263
Quanta Services, Inc.*	45,174	894,445
URS Corp.	7,684	313,277

		2,886,131

Construction Materials 0.2%
Martin Marietta Materials, Inc.	2,250	218,430

Containers & Packaging 1.3%
Crown Holdings, Inc.	40,198	771,802
Pactiv Corp.	30,465	757,969

		1,529,771

Diversified Consumer Services 5.6%
American Public Education, Inc.	9,500	353,305
Apollo Group, Inc., Class A	7,167	549,136
Corinthian Colleges, Inc.	31,650	518,111
DeVry, Inc.	37,486	2,152,071
H&R Block, Inc.	14,509	329,644
ITT Educational Services, Inc.	12,844	1,219,923
Strayer Education, Inc.	7,475	1,602,715

		6,724,905

Diversified Financial Services 0.8%
IntercontinentalExchange, Inc.	7,500	618,300
Nasdaq OMX Group, Inc. (The)	13,100	323,701

		942,001

Electrical Equipment 0.9%
Ametek, Inc.	27,500	830,775
Energy Conversion Devices, Inc.	4,761	120,025
First Solar, Inc.*	879	121,267

		1,072,067

Electronic Equipment & Instruments 3.3%
Dolby Laboratories, Inc., Class A	32,600	1,067,976
FLIR Systems, Inc.	30,000	920,400
Itron, Inc.*	8,750	557,725
Mettler-Toledo International, Inc.	3,800	256,120
National Instruments Corp.	15,500	377,580
Trimble Navigation Ltd.	38,000	821,180

		4,000,981

Energy Equipment & Services 1.6%
CARBO Ceramics, Inc.	26,803	952,311
IHS, Inc., Class A	19,500	729,690
Smith International, Inc.	4,732	108,315
Weatherford International Ltd.	10,093	109,206

		1,899,522

Food & Staples Retailing 1.5%
BJ’s Wholesale Club, Inc.	33,794	1,157,782
Kroger Co. (The)	23,365	617,070

		1,774,852

Food Products 1.7%
Dean Foods Co.	10,519	189,027
H.J. Heinz Co.	10,665	401,004
Kellogg Co.	2,460	107,871
Ralcorp Holdings, Inc.	22,421	1,309,386

		2,007,288

Health Care Equipment & Supplies 5.4%
C.R. Bard, Inc.	13,200	1,112,232
Covidien Ltd.	18,061	654,531
Edwards Lifesciences Corp.	7,145	392,618
Gen-Probe, Inc.	19,600	839,664
IDEXX Laboratories, Inc.	14,000	505,120
Intuitive Surgical, Inc.	4,950	628,601
Masimo Corp.	19,500	581,685
NuVasive, Inc.	12,100	419,265
St. Jude Medical, Inc.*	8,042	265,064
Varian Medical Systems, Inc.	5,534	193,911
Wright Medical Group, Inc.	44,200	903,006

		6,495,697

Health Care Providers & Services 4.4%
Express Scripts, Inc.	34,564	1,900,329
HMS Holdings Corp.	8,000	252,160
Medco Health Solutions, Inc.*	27,136	1,137,270
Omnicare, Inc.	28,798	799,432
Psychiatric Solutions, Inc.	20,000	557,000
VCA Antech, Inc.	30,400	604,352

		5,250,543

Health Care Technology 0.3%
Cerner Corp.	9,119	350,625

Hotels, Restaurants & Leisure 2.4%
Panera Bread Co., Class A*	14,049	733,920
Penn National Gaming, Inc.	26,300	562,294
WMS Industries, Inc.*	42,800	1,151,320

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Hotels, Restaurants & Leisure (continued)

Wynn Resorts Ltd.	9,600	$405,696

		2,853,230

Household Durables 0.7%
KB Home	6,738	91,772
Leggett & Platt, Inc.	7,376	112,041
M.D.C. Holdings, Inc.	3,162	95,809
NVR, Inc.	487	222,194
Pulte Homes, Inc.	8,722	95,331
Toll Brothers, Inc.	11,354	243,316

		860,463

Household Products 0.5%
Church & Dwight Co., Inc.	10,500	589,260

Information Technology Services 2.5%
Alliance Data Systems Corp.*	22,300	1,037,619
Cognizant Technology Solutions Corp., Class A*	42,400	765,744
MasterCard, Inc., Class A	3,200	457,376
SAIC, Inc.	34,500	672,060

		2,932,799

Insurance 1.6%
Aon Corp.	27,332	1,248,526
Fidelity National Financial, Inc., Class A	11,500	204,125
Travelers Cos., Inc. (The)	4,996	225,819
W.R. Berkley Corp.	6,400	198,400

		1,876,870

Internet Software & Services 1.3%
Equinix, Inc.	17,150	912,209
Sohu.com, Inc.	12,515	592,460

		1,504,669

Life Sciences Tools & Services 1.1%
Illumina, Inc.*	21,100	549,655
Thermo Fisher Scientific, Inc.*	22,444	764,667

		1,314,322

Machinery 1.0%
Briggs & Stratton Corp.	16,823	295,917
Danaher Corp.	16,400	928,404

		1,224,321

Marine 0.1%
Eagle Bulk Shipping, Inc.	12,174	83,027
Genco Shipping & Trading Ltd.	6,304	93,299

		176,326

Media 0.6%
DIRECTV Group, Inc. (The)	14,702	336,823
Scripps Networks Interactive, Inc., Class A	16,000	352,000

		688,823

Metals & Mining 0.0%
Nucor Corp.	475	21,945

Multiline Retail 2.2%
Dollar Tree, Inc.	40,638	1,698,668
Family Dollar Stores, Inc.	22,598	589,130
Kohl’s Corp.*	11,200	405,440

		2,693,238

Oil, Gas & Consumable Fuels 4.7%
Concho Resources, Inc.	34,300	782,726
Continental Resources, Inc.	23,118	478,774
EOG Resources, Inc.	4,120	274,310
PetroHawk Energy Corp.*	52,736	824,264
Plains Exploration & Production Co.	14,703	341,698
Range Resources Corp.	28,109	966,668
Southwestern Energy Co.	38,253	1,108,189
Whiting Petroleum Corp.	6,312	211,199
XTO Energy, Inc.	18,100	638,387

		5,626,215

Personal Products 0.5%
Chattem, Inc.	8,629	617,232

Pharmaceuticals 1.5%
Perrigo Co.	56,894	1,838,245

Professional Services 0.5%
CoStar Group, Inc.	16,650	548,451

Real Estate Investment Trusts 0.2%
Annaly Capital Management, Inc.	12,897	204,675

Road & Rail 1.0%
CSX Corp.	5,848	189,885
J.B. Hunt Transport Services, Inc.	22,200	583,194
Norfolk Southern Corp.	4,361	205,185
Union Pacific Corp.	4,320	206,496

		1,184,760

Semiconductors & Semiconductor Equipment 2.2%
Altera Corp.	14,363	240,006
Broadcom Corp., Class A	22,446	380,909
Lam Research Corp.	13,000	276,640
Microchip Technology, Inc.	29,700	580,041
Microsemi Corp.	58,196	735,597
Silicon Laboratories, Inc.	15,600	386,568

		2,599,761

Software 3.6%
Activision Blizzard, Inc.*	133,268	1,151,436
ANSYS, Inc.	29,700	828,333
Blackboard, Inc.	29,700	779,031
McAfee, Inc.*	13,021	450,136
Quest Software, Inc.	15,468	194,742
Salesforce.com, Inc.	17,150	548,971

10 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Software (continued)

Symantec Corp.*	23,417	$316,598

		4,269,247

Specialty Retail 3.5%
Children’s Place Retail Stores, Inc. (The)	12,658	274,425
GameStop Corp., Class A*	26,400	571,824
Gap, Inc. (The)	20,000	267,800
PetSmart, Inc.	7,213	133,080
Ross Stores, Inc.	48,265	1,434,918
Staples, Inc.	14,000	250,880
TJX Cos., Inc.	23,854	490,677
Urban Outfitters, Inc.*	47,300	708,554

		4,132,158

Textiles, Apparel & Luxury Goods 0.2%
Carter’s, Inc.	12,033	231,756

Thrifts & Mortgage Finance 0.3%
Hudson City Bancorp, Inc.	20,599	328,760

Trading Companies & Distributors 0.7%
Fastenal Co.	23,100	805,035

Water Utility 0.3%
Aqua America, Inc.	16,103	331,561

Wireless Telecommunication Services 3.8%
American Tower Corp., Class A	52,486	1,538,889
MetroPCS Communications, Inc.*	14,300	212,355
NII Holdings, Inc.	43,400	789,012
SBA Communications Corp., Class A*	123,847	2,021,183

		4,561,439

		104,303,846

Total Common Stocks (cost $136,198,241)		110,750,018

Mutual Fund 2.2%

Money Market Fund 2.2%
AIM Liquid Assets Portfolio, 1.56%(c)	2,587,528	2,587,528

Total Mutual Fund (cost $2,587,528)		2,587,528

Exchange Traded Fund 1.1%

	Shares	Market Value

UNITED STATES 1.1%
Equity Fund 1.1%
Midcap SPDR Trust, Series 1	13,721	1,333,407

Total Exchange Traded Fund (cost $1,246,590)		1,333,407

Repurchase Agreement 5.3%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $6,341,654, collateralized by Treasury Bills and U.S. Government Discount Notes maturing 01/30/09 - 06/24/09; total market value of $6,468,476	$6,341,643	6,341,643

Total Repurchase Agreement (cost $6,341,643)		6,341,643

Total Investments (cost $146,374,002)(b) — 101.5%		121,012,596

Liabilities in excess of other assets — (1.5%)		(1,728,071)

NET ASSETS — 100.0%		$119,284,525

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

(c)	Represents 7-day effective yield as of December 31, 2008.

ADR	American Depositary Receipt

AG	Stock Corporation

Ltd.	Limited

NV	Public Traded Company

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

At December 31, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

					Net
		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Australia Dollar	01/30/09	137,407	$91,319	$95,422	$4,103
Swiss Franc	01/30/09	60,983	55,983	57,342	$1,359

Total Long Contracts			$147,302	$152,764	$5,462

Short Contracts:
Australia Dollar	01/30/09	(272,045)	$(169,436)	$(188,921)	$(19,485)
Swiss Franc	01/30/09	(644,774)	(552,980)	(606,270)	$(53,290)

Total Short Contracts			$(722,416)	$(795,191)	$(72,775)

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT
Multi-Manager Mid
Cap Growth Fund

Assets:
Investments, at value (cost $140,032,359)	$114,670,953
Repurchase agreements, at value and cost	6,341,643

Total Investments	121,012,596

Cash	41,683
Interest and dividends receivable	69,181
Receivable for capital shares issued	195,852
Receivable for investments sold	334,493
Receivable from adviser	40,932
Unrealized appreciation on forward foreign currency contracts	5,473
Reclaims receivable	125

Total Assets	121,700,335

Liabilities:
Payable for investments purchased	2,212,105
Unrealized depreciation on forward foreign currency contracts	72,786
Payable for capital shares redeemed	3,365
Accrued expenses and other payables:
Investment advisory fees	70,276
Fund administration fees	4,685
Distribution fees	17,015
Administrative services fees	5,731
Custodian fees	3,203
Trustee fees	1,085
Compliance program costs (Note 3)	2,215
Professional fees	7,436
Printing fees	7,781
Other	8,127

Total Liabilities	2,415,810

Net Assets	$119,284,525

Represented by:
Capital	$176,936,479
Accumulated undistributed net investment income	8,761
Accumulated net realized losses from investment and foreign currency transactions	(32,231,929)
Net unrealized appreciation/(depreciation) from investments	(25,361,406)
Net unrealized appreciation/(depreciation) from foreign currency contracts	(67,313)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(67)

Net Assets	$119,284,525

Net Assets:
Class I Shares	$3,323,047
Class II Shares	82,944,963
Class Y Shares	33,016,515

Total	$119,284,525

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statement of Assets and Liabilities (Continued)

	NVIT
	Multi-Manager Mid
	Cap Growth Fund

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	503,031
Class II Shares	12,583,454
Class Y Shares	4,992,889

Total	18,079,374

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.61	(a)
Class II Shares	$6.59
Class Y Shares	$6.61

(a)	NAV shown differs from traded NAV at December 31, 2008 due to financial statement adjustments.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Statement of Operations
For the Period Ended December 31, 2008

NVIT
Multi-Manager Mid
Cap Growth Fund(a)

INVESTMENT INCOME:
Interest income	$68,743
Dividend income	335,419
Foreign tax withholding	(744)

Total Income	403,418

EXPENSES:
Investment advisory fees	484,986
Fund administration fees	29,700
Distribution fees Class II Shares	125,918
Administrative services fees Class I Shares	2,451
Administrative services fees Class II Shares	59,501
Custodian fees	13,943
Trustee fees	2,294
Compliance program costs (Note 3)	2,217
Professional fees	18,290
Printing fees	23,892
Other	14,659

Total expenses before reimbursed/waived expenses and earnings credit	777,851

Earnings credit (Note 4)	(610)
Expenses reimbursed by adviser	(61,733)

Net Expenses	715,508

NET INVESTMENT LOSS	(312,090)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(32,231,929)
Net realized gains from foreign currency transactions	270,774

Net realized losses from investment and foreign currency transactions	(31,961,155)

Net change in unrealized appreciation/(depreciation) from investments	(25,361,406)
Net change in unrealized appreciation/(depreciation) from foreign currency contracts	(67,313)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(67)

Net change in unrealized appreciation/(depreciation) from investments, foreign currency contracts and foreign currencies	(25,428,786)

Net realized/unrealized losses from investments and foreign currency transactions	(57,389,941)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(57,702,031)

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Statement of Changes in Net Assets

NVIT Multi-Manager
Mid Cap Growth Fund

Period Ended
December 31, 2008(a)
Operations:
Net investment loss	$(312,090)
Net realized losses from investment and foreign currency transactions	(31,961,155)
Net change in unrealized appreciation / (depreciation) from investments, forward currency contracts and translation of assets and liabilities denominated in foreign currencies	(25,428,786)

Change in net assets resulting from operations	(57,702,031)

Distribution to Shareholders From:
Net investment income:
Class I	–
Class II	–
Class Y	–
Net realized gains:
Class I	–
Class II	–
Class Y
Change in net assets from shareholder distributions	–

Change in net assets from capital transactions	176,986,556

Change in net assets	119,284,525

Net Assets:
Beginning of period	–

End of period	$119,284,525

Accumulated undistributed net investment income at end of period	$8,761

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,853,237
Dividends reinvested	–
Cost of shares redeemed	(1,589,210)

Total Class I	5,264,027

Class II Shares
Proceeds from shares issued	133,983,201
Dividends reinvested	–
Cost of shares redeemed	(4,127,442)

Total Class II	129,855,759

Class Y Shares
Proceeds from shares issued	47,274,827
Dividends reinvested	–
Cost of shares redeemed	(5,408,057)

Total Class Y	41,866,770

Change in net assets from capital transactions	$176,986,556

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

16 Annual Report 2008

NVIT Multi-Manager
Mid Cap Growth Fund

Period Ended
December 31, 2008(a)
SHARE TRANSACTIONS:
Class I Shares
Issued	679,609
Reinvested	–
Redeemed	(176,578)

Total Class I Shares	503,031

Class II Shares
Issued	13,105,449
Reinvested	–
Redeemed	(521,995)

Total Class II Shares	12,583,454

Class Y Shares
Issued	5,523,733
Reinvested	–
Redeemed	(530,844)

Total Class Y Shares	4,992,889

Total change in shares	18,079,374

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 17

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Multi-Manager Mid Cap Growth Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized									Ratio of Net	Ratio of
			and									Investment	Expenses
	Net Asset	Net	Unrealized								Ratio of	Income	(Prior to
	Value,	Investment	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	(Loss) to	Reimbursements)
	Beginning	Income	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	Average Net	to Average	Portfolio
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Period Ended December 31, 2008 (e)	$10.00	(0.01)	(3.38)	(3.39)	–	–	–	$6.61	(33.90%)	$3,323,047	0.94%	(0.32%)	1.02%	108.89%

Class II Shares
Period Ended December 31, 2008 (e)	$10.00	(0.02)	(3.39)	(3.41)	–	–	–	$6.59	(34.10%)	$82,944,963	1.18%	(0.57%)	1.26%	108.89%

Class Y Shares
Period Ended December 31, 2008 (e)	$10.00	–	(3.39)	(3.39)	–	–	–	$6.61	(33.90%)	$33,016,515	0.82%	(0.14%)	0.99%	108.89%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized.
(b)	Annualized.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

18 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Multi-Manager Mid Cap Growth Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

20 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$113,914,781	$—	$7,097,815	$(67,313)	$—	$—	$121,012,596	$(67,313)

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

22 Annual Report 2008

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisors

- American Century Investment Management, Inc.

- Neuberger Berman Management Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the period ended December 31, 2008.

Fee Schedule	Total Fees

All Assets	0.75%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $248,758 for the period ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.82% for the Fund’s Class I, Class II and Class Y shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount
For the Period Ended
December 31, 2008 (a)

$61,733

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the period ended December 31, 2008, NFS received $56,221 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended December 31, 2008, the Fund’s portion of such costs was $2,217.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

24 Annual Report 2008

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the period ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $239,477,925 and sales of $74,766,986.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit

2008 Annual Report 25

Notes to Financial Statements (Continued)
December 31, 2008

derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

On December 3, 2008, the Board of Trustees of the Trust unanimously approved a Plan of Reorganization between the NVIT Mid Cap Growth Fund and the NVIT Multi-Manager Mid Cap Growth Fund, each a series of the Trust, whereby, pending approval by the shareholders of the NVIT Mid Cap Growth Fund, the NVIT Mid Cap Growth Fund would be merged into the NVIT Multi-Manager Mid Cap Growth Fund.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

10. Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2008, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$—	$—	$—	$—	$—

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$—	$—	$—	$(27,536,784)	$(30,115,170)	$(57,651,954)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$151,127,699	$2,490,659	$(32,605,762)	$(30,115,103)

26 Annual Report 2008

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$16,295,461	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $11,182,771.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October currency losses in the amount of $58,552.

2008 Annual Report 27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Mid Cap Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008 and the results of its operations, the changes in its net assets and the financial highlights for the period March 25, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

28 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

30 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

32 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 33

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

34 Annual Report 2008

NVIT Multi-Manager Mid Cap Value Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statement of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MM-MCV (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

Stocks of mid-sized companies have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. This can cause the Fund to underperform other funds that use different investing styles.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Russell Midcap® Value Index: An unmanaged index that measures the performance of those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please call 1-800-848-6331 to request a prospectus. Please read it carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG).  Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with American Century Investment Management, Inc.; RiverSource Investments, LLC; or Thompson, Siegel & Walmsley LLC.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Multi-Manager Mid Cap Value Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the period from April 1, 2008, through December 31, 2008, the NVIT Multi-Manager Mid Cap Value Fund (Class II at NAV) registered -27.71% versus -32.62% for its benchmark, the Russell Midcap® Value Index. For broader comparison, the average return for the Fund’s Lipper peer category of Mid-Cap Value Funds (consisting of 90 funds as of December 31, 2008) was -32.45% for the nine months ended December 31, 2008.

What areas of investment provided the most positive relative returns for the Fund?

The Fund benefited from positive stock selection in the consumer discretionary sector, specifically Family Dollar Stores, Inc., whose shares rose sharply during the reporting period. The Fund also benefited from a significant underweight in the financials sector. The financials sector was an area of concern during the reporting period because difficulties in the credit markets provided severe headwinds, despite well-publicized government bailout efforts.

What areas of investment detracted from Fund performance?

The Fund’s overweight sector positions in producer durables and energy hurt Fund performance; these were two of the worst-performing sectors in the benchmark index. In contrast, the utilities and consumer staples sectors were two of the best-performing sectors in the benchmark index, but the Fund’s underweight positions in both of these sectors detracted from relative Fund performance.

What is your outlook for the near term?

In our view, economic activity will continue to contract throughout 2009. Volatility, however, should lessen from the extremes seen in 2008. As volatility slowly fades and aggressive government intervention in the economy begins to take effect, we believe that the equity markets will begin an eventual recovery that will run into 2010. With risk aversion and valuations at levels not seen for decades, we believe that equities have become very compelling.

Our managers believe that the unprecedented, globally coordinated policy response, including interest-rate cuts, capital injections to financial institutions, and economic stimulus efforts, will help resolve the widespread financial crisis and mitigate the crisis’ broader economic consequences over the medium term. A weak economy may place a premium on careful stock selection and sector positioning, but we believe our disciplined investment process will continue to identify good investment opportunities in the months ahead.

The following subadvisers each manage a portion (“sleeve”) of the Fund’s assets:

Subadviser: American Century Investment Management, Inc.

Portfolio Managers:
Phillip N. Davidson, CFA; Michael Liss, CFA; Scott A. Moore, CFA; and Kevin Toney, CFA

Subadviser:
RiverSource Investments, LLC

Portfolio Managers:
Steve Schroll; Laton Spahr, CFA; Warren Spitz; and Paul Stocking

Subadviser:
Thompson, Siegel, & Walmsley LLC

Portfolio Managers:
Brett P. Hawkins, CFA, CPA; and John S. Pickler, CFA

4 Annual Report 2008

Fund Performance	NVIT Multi-Manager Mid Cap Value Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

		Gross	Net
		Expense	Expense
	Inception[2]	Ratio*	Ratio*

Class I	-28.35%	1.02%	0.96%

Class II	-28.50%	1.13%	1.07%

Class Y	-28.35%	0.87%	0.81%

*	Expenses are estimated based on the Fund’s projected average net assets for 2008. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2009. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on March 25, 2008.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Multi-Manager Mid Cap Value Fund versus performance of the Russell Mid Cap Value Index(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Russell Midcap Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	NVIT Multi-Manager Mid Cap Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
NVIT Multi-Manager			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Mid Cap Value Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class I	Actual		1,000.00	719.70	3.41	0.79
	Hypothetical	[b]	1,000.00	1,021.17	4.02	0.79

Class II	Actual		1,000.00	718.80	5.14	1.19
	Hypothetical	[b]	1,000.00	1,019.15	6.06	1.19

Class Y	Actual		1,000.00	719.50	3.72	0.86
	Hypothetical	[b]	1,000.00	1,020.81	4.38	0.86

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	NVIT Multi-Manager Mid Cap Value Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	96.4%
Repurchase Agreement	3.0%
Mutual Fund	0.9%
Exchange Traded Fund	0.7%
Liabilities in excess of other assets	(1	.0)%

	100.0%

Top Industries

Insurance	12.7%
Multi-Utility	5.5%
Electric Utilities	4.0%
Natural Gas Utility	4.0%
Real Estate Investment Trusts	3.8%
Machinery	3.5%
Food Products	3.5%
Oil, Gas & Consumable Fuels	3.3%
Commercial Services & Supplies	3.3%
Health Care Equipment & Supplies	2.9%
Other	53.5%

100.0%

Top Holdings

Marsh & McLennan Cos., Inc.	1.7%
PartnerRe Ltd.	1.5%
Chubb Corp.	1.2%
Kimberly-Clark Corp.	1.2%
Wisconsin Energy Corp.	1.2%
Aon Corp.	1.2%
Equitable Resources, Inc.	1.1%
BCE, Inc.	1.0%
Republic Services, Inc.	1.0%
Molex, Inc.	1.0%
Other*	87.9%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 96.4%

	Shares	Market Value

Aerospace & Defense 1.2%
Alliant Techsystems, Inc.	16,300	$1,397,888
Goodrich Corp.	16,594	614,310
Northrop Grumman Corp.	13,114	590,654

		2,602,852

Airlines 1.1%
AMR Corp.*	28,732	306,570
Continental Airlines, Inc., Class B	13,880	250,673
Delta Air Lines, Inc.*	58,113	665,975
Southwest Airlines Co.	77,157	665,093
UAL Corp.	10,780	118,796
US Airways Group, Inc.	35,765	276,464

		2,283,571

Auto Components 0.0%
ArvinMeritor, Inc.	10,166	28,973

Automobiles 0.2%(a)
Bayerische Motoren Werke AG	14,113	440,512

Beverages 1.5%
Coca-Cola Enterprises, Inc.	85,538	1,029,022
Molson Coors Brewing Co., Class B	30,500	1,492,060
Pepsi Bottling Group, Inc.	27,292	614,343

		3,135,425

Capital Markets 2.3%
AllianceBernstein Holding LP	53,587	1,114,074
Ameriprise Financial, Inc.	45,204	1,055,965
Invesco Ltd.	30,164	435,568
Legg Mason, Inc.	36,610	802,125
Northern Trust Corp.	14,200	740,388
TD Ameritrade Holding Corp.	48,300	688,275

		4,836,395

Chemicals 2.6%
Agrium, Inc.	16,700	569,971
Celanese Corp., Series A	38,000	472,340
Eastman Chemical Co.	25,256	800,868
International Flavors & Fragrances, Inc.	38,522	1,144,874
Lubrizol Corp.	33,112	1,204,946
Minerals Technologies, Inc.	8,641	353,417
PPG Industries, Inc.	18,959	804,430

		5,350,846

Commercial Banks 2.2%
Associated Banc-Corp	43,252	905,264
BancorpSouth, Inc.	15,841	370,046
Commerce Bancshares, Inc.	16,909	743,150
Cullen/Frost Bankers, Inc.	4,579	232,064
Huntington Bancshares, Inc.	31,861	244,055
KeyCorp	29,311	249,730
M&T Bank Corp.	3,471	199,270
Marshall & Ilsley Corp.	35,631	486,007
Regions Financial Corp.	26,735	212,811
Synovus Financial Corp.	115,456	958,285

		4,600,682

Commercial Services & Supplies 3.3%
Avery Dennison Corp.	12,250	400,943
Covanta Holding Corp.*	44,500	977,220
HNI Corp.	22,094	349,969
Pitney Bowes, Inc.	27,669	705,006
Republic Services, Inc.	85,324	2,115,182
Ritchie Bros Auctioneers, Inc.	26,477	567,137
Waste Management, Inc.	51,076	1,692,659

		6,808,116

Communications Equipment 1.1%
EchoStar Corp., A Shares*	40,700	605,209
Emulex Corp.	72,885	508,737
Harris Corp.	30,800	1,171,940

		2,285,886

Computers & Peripherals 0.7%
Diebold, Inc.	34,337	964,526
Western Digital Corp.	37,400	428,230

		1,392,756

Construction & Engineering 0.6%
Chicago Bridge & Iron Co. NV	17,122	172,076
Fluor Corp.	5,881	263,881
Foster Wheeler Ltd.*	10,092	235,951
Insituform Technologies, Inc., Class A	4,135	81,418
Jacobs Engineering Group, Inc.	6,197	298,076
KBR, Inc.	9,286	141,147

		1,192,549

Construction Materials 0.2%
Cemex SAB de CV ADR – MX*	43,957	401,767

Containers & Packaging 1.4%
Bemis Co., Inc.	45,710	1,082,413
Crown Holdings, Inc.	55,500	1,065,600
Owens-Illinois, Inc.*	30,400	830,832

		2,978,845

Distributors 0.6%
Genuine Parts Co.	33,535	1,269,635

Diversified Consumer Services 0.5%
Apollo Group, Inc., Class A	13,000	996,060

Diversified Financial Services 0.3%
CIT Group, Inc.	127,654	579,549

8 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Diversified Telecommunication Services 2.6%
BCE, Inc.	107,012	$2,178,911
CenturyTel, Inc.	25,995	710,443
Embarq Corp.	26,139	939,959
Frontier Communications Corp.	39,245	343,001
Qwest Communications International, Inc.	214,820	781,945
Windstream Corp.	46,395	426,834

		5,381,093

Electric Utilities 4.0%
Allegheny Energy, Inc.	20,681	700,258
Empire District Electric Co. (The)	15,298	269,245
IDACORP, Inc.	50,356	1,482,984
Pepco Holdings, Inc.	34,001	603,858
Pinnacle West Capital Corp.	7,831	251,610
Portland General Electric Co.	93,742	1,825,157
PPL Corp.	41,400	1,270,566
Westar Energy, Inc.	93,088	1,909,235

		8,312,913

Electrical Equipment 1.6%
A.O. Smith Corp.	11,935	352,321
Cooper Industries Ltd., Class A	33,688	984,700
Emerson Electric Co.	11,359	415,853
Hubbell, Inc., Class B	39,999	1,307,167
Rockwell Automation, Inc.	9,923	319,918

		3,379,959

Electronic Equipment & Instruments 2.3%
Agilent Technologies, Inc.	34,856	544,799
AVX Corp.	96,688	767,702
Celestica, Inc.*	87,257	402,255
Littelfuse, Inc.	31,923	529,922
Molex, Inc.	142,847	2,069,853
Tyco Electronics Ltd.	28,199	457,106

		4,771,637

Energy Equipment & Services 1.4%
BJ Services Co.	50,525	589,627
Cameron International Corp.*	40,872	837,876
Helix Energy Solutions Group, Inc.	26,400	191,136
Noble Corp.	12,200	269,132
Tidewater, Inc.	10,500	422,835
Transocean Ltd.*	5,230	247,117
Weatherford International Ltd.	36,947	399,767

		2,957,490

Food & Staples Retailing 0.8%
Costco Wholesale Corp.	10,931	573,878
Kroger Co. (The)	41,800	1,103,938

		1,677,816

Food Products 3.5%
Campbell Soup Co.	45,472	1,364,615
ConAgra Foods, Inc.	107,734	1,777,611
H.J. Heinz Co.	54,268	2,040,477
Hershey Co. (The)	10,898	378,596
Hormel Foods Corp.	29,497	916,767
Kellogg Co.	10,963	480,727
Reddy Ice Holdings, Inc.	10,868	15,650
Tyson Foods, Inc., Class A	32,360	283,474

		7,257,917

Health Care Equipment & Supplies 2.9%
Beckman Coulter, Inc.	44,887	1,972,335
Boston Scientific Corp.	51,345	397,410
Hospira, Inc.*	70,642	1,894,618
Symmetry Medical, Inc.	88,823	707,919
Zimmer Holdings, Inc.	24,456	988,512

		5,960,794

Health Care Providers & Services 2.7%
Express Scripts, Inc.	11,900	654,262
Humana, Inc.	15,390	573,739
LifePoint Hospitals, Inc.	25,968	593,109
McKesson Corp.	6,472	250,661
Patterson Cos., Inc.	38,292	717,975
Quest Diagnostics, Inc.	26,600	1,380,806
Universal Health Services, Inc., Class B	36,963	1,388,700

		5,559,252

Health Care Technology 0.6%
Cerner Corp.	18,700	719,015
IMS Health, Inc.	33,901	513,939

		1,232,954

Hotels, Restaurants & Leisure 1.8%
International Speedway Corp., Class A	54,528	1,566,589
Royal Caribbean Cruises Ltd.	48,181	662,489
Speedway Motorsports, Inc.	89,714	1,445,293

		3,674,371

Household Durables 1.5%
Centex Corp.	11,769	125,222
D.R. Horton, Inc.	24,810	175,407
KB Home	8,826	120,210
Mohawk Industries, Inc.	9,493	407,914
Pulte Homes, Inc.	15,939	174,213
Stanley Works (The)	25,230	860,343
Whirlpool Corp.	30,511	1,261,630

		3,124,939

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Household Products 1.3%
Clorox Co.	5,552	$308,469
Kimberly-Clark Corp.	47,308	2,495,024

		2,803,493

Industrial Conglomerate 0.1%
McDermott International, Inc.*	12,097	119,518

Information Technology Services 1.0%
Global Payments, Inc.	23,300	764,007
Hewitt Associates, Inc., Class A*	45,900	1,302,642

		2,066,649

Insurance 12.7%
ACE Ltd.	18,015	953,354
Allstate Corp. (The)	16,758	548,992
Aon Corp.	53,376	2,438,216
Arch Capital Group Ltd.*	23,317	1,634,522
Arthur J. Gallagher & Co.	32,932	853,268
Assurant, Inc.	54,975	1,649,250
Axis Capital Holdings Ltd.	36,283	1,056,561
Chubb Corp.	49,904	2,545,104
Everest Re Group Ltd.	24,994	1,903,043
HCC Insurance Holdings, Inc.	17,319	463,283
Lincoln National Corp.	31,951	601,957
Marsh & McLennan Cos., Inc.	148,187	3,596,498
MetLife, Inc.	20,995	731,886
PartnerRe Ltd.	43,813	3,122,553
RenaissanceRe Holdings Ltd.	22,400	1,154,944
W.R. Berkley Corp.	45,400	1,407,400
Willis Group Holdings Ltd.	57,921	1,441,074
XL Capital Ltd., Class A	113,509	419,983

		26,521,888

Leisure Equipment & Products 0.6%
Hasbro, Inc.	14,309	417,393
Mattel, Inc.	39,914	638,624
RC2 Corp.	22,465	239,702

		1,295,719

Life Sciences Tools & Services 0.8%
Covance, Inc.	6,650	306,100
Life Technologies Corp.	32,900	766,899
PerkinElmer, Inc.	50,800	706,628

		1,779,627

Machinery 3.5%
AGCO Corp.	10,362	244,440
Altra Holdings, Inc.	126,303	999,057
Cummins, Inc.	31,863	851,698
Dover Corp.	20,522	675,584
Eaton Corp.	22,935	1,140,099
Ingersoll-Rand Co. Ltd., Class A	34,058	590,906
Kaydon Corp.	29,938	1,028,370
Manitowoc Co., Inc. (The)	31,207	270,253
Pall Corp.	32,700	929,661
Parker Hannifin Corp.	10,187	433,355
Terex Corp.	13,579	235,188

		7,398,611

Media 0.8%
Cablevision Systems Corp., Class A	49,000	825,160
National CineMedia, Inc.	32,311	327,633
Regal Entertainment Group, Class A	41,194	420,591

		1,573,384

Metals & Mining 0.8%
Alcoa, Inc.	13,136	147,911
Freeport-McMoRan Copper & Gold, Inc.	11,790	288,148
Newmont Mining Corp.	10,448	425,234
Nucor Corp.	11,998	554,307
United States Steel Corp.	4,581	170,413

		1,586,013

Multi-Utility 5.5%
Ameren Corp.*	1,227	40,810
Ameren Corp.	39,016	1,297,672
CenterPoint Energy, Inc.	81,100	1,023,482
DTE Energy Co.	11,716	417,910
OGE Energy Corp.	31,700	817,226
PG&E Corp.	31,700	1,227,107
Puget Energy, Inc.	9,172	250,121
Sempra Energy	37,472	1,597,431
TECO Energy, Inc.	66,200	817,570
Wisconsin Energy Corp.	58,801	2,468,466
Xcel Energy, Inc.	77,053	1,429,333

		11,387,128

Multiline Retail 1.2%
Dollar Tree, Inc.	27,900	1,166,220
Family Dollar Stores, Inc.	38,381	1,000,593
Macy’s, Inc.	37,219	385,216

		2,552,029

Natural Gas Utility 4.0%
AGL Resources, Inc.	26,884	842,813
Equitable Resources, Inc.	69,667	2,337,328
ONEOK, Inc.	30,900	899,808
Questar Corp.	37,800	1,235,682
Southwest Gas Corp.	43,217	1,089,933
WGL Holdings, Inc.	57,403	1,876,504

		8,282,068

Oil, Gas & Consumable Fuels 3.3%
Apache Corp.	12,403	924,396
Chesapeake Energy Corp.	16,146	261,081

10 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)

CONSOL Energy, Inc.	10,000	$285,800
El Paso Corp.	90,471	708,388
Enbridge, Inc.	28,800	935,136
Murphy Oil Corp.	7,282	322,957
Newfield Exploration Co.	24,094	475,857
Noble Energy, Inc.	12,593	619,827
PetroHawk Energy Corp.*	17,200	268,836
Pioneer Natural Resources Co.	19,117	309,313
Southwestern Energy Co.	19,387	561,641
Sunoco, Inc.	7,943	345,203
Talisman Energy, Inc.	30,273	302,427
Ultra Petroleum Corp.*	11,096	382,923
Walter Industries, Inc.	14,200	248,642

		6,952,427

Paper & Forest Products 0.9%
International Paper Co.	34,703	409,495
MeadWestvaco Corp.	59,943	670,762
Weyerhaeuser Co.	29,649	907,556

		1,987,813

Personal Products 0.2%
Estee Lauder Cos., Inc. (The), Class A	15,542	481,180

Pharmaceuticals 1.1%
King Pharmaceuticals, Inc.	86,166	915,083
Mylan, Inc.	97,468	963,959
Watson Pharmaceuticals, Inc.	17,474	464,284

		2,343,326

Real Estate Investment Trusts 3.8%
AvalonBay Communities, Inc.	6,490	393,164
Boston Properties, Inc.	20,299	1,116,445
Equity Residential	18,137	540,845
Health Care REIT, Inc.	22,100	932,620
Host Hotels & Resorts, Inc.	43,114	326,373
Nationwide Health Properties, Inc.	31,100	893,192
Plum Creek Timber Co., Inc.	28,100	976,194
Public Storage	8,854	703,893
Rayonier, Inc.	55,011	1,724,595
Ventas, Inc.	7,408	248,687

		7,856,008

Real Estate Management & Development 0.1%
St. Joe Co. (The)*	11,995	291,718

Road & Rail 0.9%
Canadian Pacific Railway Ltd.	17,800	598,436
CSX Corp.	28,748	933,448
Kansas City Southern	23,970	456,628

		1,988,512

Semiconductors & Semiconductor Equipment 2.1%
Applied Materials, Inc.	75,721	767,054
ASML Holding NV	16,392	296,203
KLA-Tencor Corp.	32,752	713,666
Lam Research Corp.	19,864	422,706
LSI Corp.	136,905	450,418
Maxim Integrated Products, Inc.	38,422	438,779
Microchip Technology, Inc.	25,411	496,277
Micron Technology, Inc.	94,718	250,056
Teradyne, Inc.	136,352	575,405

		4,410,564

Software 2.3%
Adobe Systems, Inc.*	12,421	264,443
Autodesk, Inc.	15,281	300,272
BMC Software, Inc.	51,895	1,396,494
McAfee, Inc.*	21,626	747,611
Sybase, Inc.	32,800	812,456
Symantec Corp.*	48,600	657,072
Synopsys, Inc.	36,674	679,203

		4,857,551

Specialty Retail 1.0%
Bed Bath & Beyond, Inc.	14,421	366,582
Ross Stores, Inc.	35,200	1,046,496
TJX Cos., Inc.	33,100	680,867

		2,093,945

Textiles, Apparel & Luxury Goods 0.7%
V.F. Corp.	28,639	1,568,558

Thrifts & Mortgage Finance 1.1%
People’s United Financial, Inc.	56,874	1,014,063
Washington Federal, Inc.	83,599	1,250,641

		2,264,704

Tobacco 0.7%
Lorillard, Inc.	26,658	1,502,178

Trading Companies & Distributors 0.3%
W.W. Grainger, Inc.	6,834	538,793

Water Utility 0.1%
American Water Works Co., Inc.	5,627	117,492

Total Common Stocks (cost $253,346,227)		201,096,450

2008 Annual Report 11

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Exchange Traded Fund 0.7%

	Shares	Market Value

Equity Fund 0.7%
iShares Russell Midcap Value Index Fund	52,505	$1,493,243

Total Exchange Traded Fund (cost $1,430,082)		1,493,243

Mutual Fund 0.9%

Money Market Fund 0.9%
AIM Liquid Assets Portfolio, 1.56%(c)	1,868,027	1,868,027

Total Mutual Fund (cost $1,868,027)		1,868,027

Repurchase Agreement 3.0%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $6,141,085, collateralized by Treasury Bills and U.S. Government Discount Notes 0.00%, maturing 01/30/09 - 06/24/09; total market value of $6,263,896	$6,141,075	6,141,075

Total Repurchase Agreement (cost $6,141,075)		6,141,075

Total Investments (cost $262,785,411)(b) — 101.0%		210,598,795

Liabilities in excess of other assets — (1.0%)		(2,081,601)

NET ASSETS — 100.0%		$208,517,194

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

(c)	Represents 7-day effective yield as of December 31, 2008.

ADR	American Depositary Receipt

AG	Stock Corporation

LP	Limited Partnership

Ltd.	Limited

MX	Mexico

NV	Public Traded Company

REIT	Real Estate Investment Trust

At December 31, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

					Net
		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Australia Dollar	01/30/09	4,267	$3,399	$3,456	$57
Swiss Franc	01/30/09	18,660	25,552	25,898	$345

Total Long Contracts			$28,951	$29,354	$402

Short Contracts:
Australia Dollar	01/30/09	(2,331,502)	$(1,888,187)	$(1,888,376)	$(189)
Swiss Franc	01/30/09	(208,589)	(270,675)	(289,498)	$(18,823)

Total Short Contracts			$(2,158,862)	$(2,177,874)	$(19,012)

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT Multi-Manager
Mid Cap Value Fund

Assets:
Investments, at value (cost $256,644,336)	$204,457,720
Repurchase agreement, at value and cost	6,141,075

Total Investments	210,598,795

Cash	32,640
Interest and dividends receivable	498,849
Receivable for capital shares issued	194,803
Receivable for investments sold	6,171,230
Receivable from adviser	67,296
Unrealized appreciation on forward foreign currency contracts	9,388
Reclaims receivable	395

Total Assets	217,573,396

Liabilities:
Payable for investments purchased	8,792,787
Unrealized depreciation on forward foreign currency contracts	27,998
Distributions payable	24
Payable for capital shares redeemed	18,493
Accrued expenses and other payables:
Investment advisory fees	123,665
Fund administration fees	8,245
Distribution fees	35,408
Administrative services fees	2,790
Custodian fees	6,405
Trustee fees	1,896
Compliance program costs (Note 3)	3,869
Professional fees	13,881
Printing fees	7,618
Other	13,123

Total Liabilities	9,056,202

Net Assets	$208,517,194

Represented by:
Capital	$288,781,599
Accumulated undistributed net investment income	2,070
Accumulated net realized losses from investment and foreign currency transactions	(28,060,889)
Net unrealized appreciation/(depreciation) from investments	(52,186,616)
Net unrealized appreciation/(depreciation) from foreign currency contracts	(18,610)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(360)

Net Assets	$208,517,194

Net Assets:
Class I Shares	$9,595
Class II Shares	175,240,571
Class Y Shares	33,267,028

Total	$208,517,194

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,357
Class II Shares	24,791,488
Class Y Shares	4,705,696

Total	29,498,541

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.07
Class II Shares	$7.07
Class Y Shares	$7.07

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statement of Operations
For the Period Ended December 31, 2008

NVIT Multi-Manager
Mid Cap Value Fund (a)

INVESTMENT INCOME:
Interest income	$89,850
Dividend income	3,072,372
Foreign tax withholding	(2,626)

Total Income	3,159,596

EXPENSES:
Investment advisory fees	899,341
Fund administration fees	54,907
Distribution fees Class II Shares	267,470
Administrative services fees Class II Shares	101,278
Custodian fees	14,591
Trustee fees	4,241
Compliance program costs (Note 3)	3,872
Professional fees	30,849
Printing fees	26,226
Other	19,929

Total expenses before reimbursed/waived expenses and earnings credit	1,422,704

Earnings credit (Note 4)	(2,163)
Expenses reimbursed by adviser	(82,427)

Net Expenses	1,338,114

NET INVESTMENT INCOME	1,821,482

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(28,060,889)
Net realized gains from foreign currency transactions	214,510

Net realized losses from investment and foreign currency transactions	(27,846,379)

Net change in unrealized appreciation/(depreciation) from investments	(52,186,616)
Net change in unrealized appreciation/(depreciation) from foreign currency contracts	(18,610)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(360)

Net change in unrealized appreciation/(depreciation) from investments, foreign currency translation and foreign currencies	(52,205,586)

Net realized/unrealized losses from investments and foreign currencies	(80,051,965)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(78,230,483)

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Statement of Changes in Net Assets

NVIT Multi-Manager
Mid Cap Value Fund

Period Ended
December 31, 2008 (a)
Operations:
Net investment income	$1,821,482
Net realized losses from investment and foreign currency transactions	(27,846,379)
Net change in unrealized appreciation / (depreciation) from foreign currencies	(52,205,586)

Change in net assets resulting from operations	(78,230,483)

Distributions to Shareholders From:
Net investment income:
Class I	(113)
Class II	(1,698,579)
Class Y	(335,269)
Net realized gains:
Class I	–
Class II	–
Class Y	–
Return of capital:
Class I	(1)
Class II	(5,146)
Class Y	(3,259)

Change in net assets from shareholder distributions	(2,042,367)

Change in net assets from capital transactions	288,790,044

Change in net assets	208,517,194

Net Assets:
Beginning of period	–

End of period	$208,517,194

Accumulated undistributed net investment income at end of period	$2,070

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$12,335
Dividends reinvested	114
Cost of shares redeemed	–

Total Class I	12,449

Class II Shares
Proceeds from shares issued	259,645,818
Dividends reinvested	1,703,701
Cost of shares redeemed	(13,106,132)

Total Class II	248,243,387

Class Y Shares
Proceeds from shares issued	47,395,994
Dividends reinvested	338,527
Cost of shares redeemed	(7,200,313)

Total Class Y	40,534,208

Change in net assets from capital transactions	$288,790,044

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Statement of Changes in Net Assets (Continued)

NVIT Multi-Manager
Mid Cap Value Fund

Period Ended
December 31, 2008 (a)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,341
Reinvested	16
Redeemed	–

Total Class I Shares	1,357

Class II Shares
Issued	26,112,387
Reinvested	237,507
Redeemed	(1,558,406)

Total Class II Shares	24,791,488

Class Y Shares
Issued	5,390,476
Reinvested	46,791
Redeemed	(731,571)

Total Class Y Shares	4,705,696

Total change in shares	29,498,541

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

16 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Multi-Manager Mid Cap Value Fund

		Operations				Distributions					Ratios/Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net	Return		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	of	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Period Ended December 31, 2008 (e)(f)	$10.00	0.11	(2.94)	(2.83)	(0.10)	–	–	(0.10)	$7.07	(28.35%)	$9,595	0.81%	1.58%	0.99%	114.39%

Class II Shares
Period Ended December 31, 2008 (e)(f)	$10.00	0.10	(2.94)	(2.84)	(0.09)	–	–	(0.09)	$7.07	(28.50%)	$175,240,571	1.15%	1.47%	1.21%	114.39%

Class Y Shares
Period Ended December 31, 2008 (e)(f)	$10.00	0.13	(2.96)	(2.83)	(0.10)	–	–	(0.10)	$7.07	(28.35%)	$33,267,028	0.81%	1.95%	0.96%	114.39%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized.
(b)	Annualized.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.
(f)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 17

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Multi-Manager Mid Cap Value Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

18 Annual Report 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$204,017,208	$—	$6,581,587	$(18,610)	$—	$—	$210,598,795	$(18,610)

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

20 Annual Report 2008

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisors

- American Century Investment Management, Inc.

- RiverSource Investments, LLC

- Thomson, Siegel & Walmsley LLC

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the period ended December 31, 2008.

Fee Schedule	Total Fees

All Assets	0.75%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $465,462 for the period ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.81% for the Fund’s Class I, Class II and Class Y shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount
For the Period Ended
December 31, 2008 (a)

$82,427

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

22 Annual Report 2008

proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the period ended December 31, 2008, NFS received $98,488 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended December 31, 2008, the Fund’s portion of such costs was $3,872.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the period ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $423,750,551 and sales of $147,875,812.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures

24 Annual Report 2008

regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

10. Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2008, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total		Total
	Ordinary	Long-Term	Taxable		Distributions
Year	Income	Capital Gains	Distributions	Return of Capital	Paid

2008	$2,033,961	$—	$2,033,961	$8,406	$2,042,367

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$—	$—	$—	$(16,423,977)	$(63,840,428)	$(80,264,405)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$274,438,863	$4,698,148	$(68,538,216)	$(63,840,068)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

2008 Annual Report 25

Notes to Financial Statements (Continued)
December 31, 2008

Amount	Expires

$3,178,287	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $13,217,445.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October currency losses in the amount of $28,245.

26 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Mid Cap Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008 and the results of its operations, the changes in its net assets and the financial highlights for the period March 25, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 27

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 100.00% of income dividends that qualify for the dividends received deduction available to corporations.

28 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

30 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

32 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 33

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

34 Annual Report 2008

NVIT Multi-Manager Small Cap Growth Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

11	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MM-SCG (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

Small-company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

The Fund may purchase securities in initial public offerings, which can be very volatile and carry high transaction costs.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 2000® Index (the smallest 2,000 U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please call 1-800-848-6331 to request a prospectus. Please read it carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Oberweis Asset Management, Inc.; OppenheimerFunds, Inc.; or Waddell & Reed Investment Management Co.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Multi-Manager Small Cap Growth Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Multi-Manager Small Cap Growth Fund (Class I at NAV) registered -46.42% versus -38.54% for its benchmark, the Russell 2000® Growth Index. For broader comparison, the average return for the Fund’s Lipper peer category of Small-Cap Growth Funds (consisting of 102 funds as of December 31, 2008) was -41.12% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The Fund’s top-performing holdings during the reporting period were HMS Holdings Corp., athenahealth, Inc. and Thoratec Corp. Each of these companies offers products or services that tend to be resistant to poor macroeconomic conditions. HMS Holdings, a provider of revenue-management services to government and commercial health-care programs, benefited from strong results during the third quarter of 2008 as well as the renewal of two key contracts. A leading provider of Internet-based business services for physician practices, athenahealth increased due to better-than-expected third-quarter results and the prospect of more government spending on health-care information technology. Thoratec, a leader in devices used to treat late-stage heart failure, continued to benefit from the rapid adoption of its products.

What areas of investment detracted from Fund performance?

The largest detractors from Fund performance during the reporting period were holdings in Berry Petroleum Co., Icon plc, and Bucyrus International, Inc. Berry Petroleum, an oil and gas company, sold off due to a sharp decline in crude oil prices and on concerns about the stability of the company’s balance sheet. Icon, a provider of clinical research services to the global pharmaceutical industry, underperformed due to issues related to funding availability for its customers. Bucyrus International, a leading manufacturer of surface-mining machinery, declined mainly due to the collapse in commodity prices that occurred during the reporting period. We still find the long-term fundamentals of Bucyrus and Icon attractive, however, and continue to hold them in the Fund.

What is your outlook for the near term?

While our managers expect the first half of 2009 to remain challenging, they are more optimistic about the second half of the year. As the market recovers from a period exacerbated by a falling housing market, credit concerns and cash-strapped consumers, our managers believe small-capitalization stocks will outperform. Our focus on well-established, higher-quality growth companies should provide both upside participation and a degree of downside protection. Despite the fact that growth stocks have not yet returned to favor, our managers believe that the economy is in the early period of a longer cycle that favors growth companies, and they are confident in the prospects for the Fund’s investment strategy. Investors will discount stabilization of the economy well before economic data proves the case. Equities historically have rebounded six to nine months before recovery, and our managers expect small-cap growth stocks to lead the way.

The following subadvisers each manage a portion (“sleeve”) of the Fund’s assets:

Subadviser:
Oberweis Asset Management, Inc.

Portfolio Manager:
James W. Oberweis, CFA

Subadviser:
OppenheimerFunds, Inc.

Portfolio Manager:
Ronald J. Zibelli, Jr., CFA

Subadviser:
Waddell & Reed Investment Management Co.

Portfolio Managers:
Kenneth McQuade and Mark G. Seferovich

4 Annual Report 2008

Fund Performance	NVIT Multi-Manager Small Cap Growth Fund

Average Annual Total Return1
For Periods Ended December 31, 2008

				Expense
	1 Yr.	5 Yr.	Inception[2]	Ratio*

Class I3	-46.42%	-5.74%	0.22%	1.22%

Class II4	-46.54%	-5.97%	0.00%	1.47%

Class III[4]	-46.45%	-5.76%	0.15%	1.20%

Class Y4	-46.36%	-5.72%	0.23%	1.05%

*	As of December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	The Fund commenced operations on May 1, 1999.

[3]	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

[4]	These returns until the creation of the Class II shares (March 7, 2002), Class III shares (July 5, 2002) and Class Y shares (March 27, 2008) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II, Class III and Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I shares. Class Y shares’ annual returns have not been restated to reflect lower expenses for that class than apply to Class I shares. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares: if these fees were reflected, the annual returns for Class III shares would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Nationwide NVIT Multi-Manager Small Cap Growth Fund versus performance of the Russell 2000 Growth Index (Russell 2000 Growth)(a) and The Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Russell 2000 Growth is an unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 2000® Index (the smallest 2,000 U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	NVIT Multi-Manager Small Cap Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
NVIT Multi-Manager			Account Value ($)	Account Value ($)	During Period ($)[a]	Expense Ratio (%)[a]
Small Cap Growth			07/01/08	12/31/08	07/01/08 - 12/31/08	07/01/08 - 12/31/08

Class I	Actual		1,000.00	663.70	6.11	1.46
	Hypothetical	[b]	1,000.00	1,017.80	7.43	1.46

Class II	Actual		1,000.00	663.20	6.65	1.59
	Hypothetical	[b]	1,000.00	1,017.14	8.09	1.59

Class III	Actual		1,000.00	663.20	5.64	1.35
	Hypothetical	[b]	1,000.00	1,018.35	6.87	1.35

Class Y	Actual		1,000.00	664.40	5.02	1.20
	Hypothetical	[b]	1,000.00	1,019.10	6.11	1.20

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expense.

6 Annual Report 2008

Portfolio Summary	NVIT Multi-Manager Small Cap Growth Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	94.4%
Repurchase Agreements	8.3%
Liabilities in excess of other assets	(2	.7)%

	100.0%

Top Industries

Software	14.9%
Health Care Providers & Services	10.5%
Internet Software & Services	7.3%
Health Care Equipment & Supplies	7.1%
Aerospace & Defense	4.2%
Diversified Consumer Services	3.7%
Commercial Services & Supplies	3.2%
Oil, Gas & Consumable Fuels	2.9%
Road & Rail	2.8%
Communications Equipment	2.6%
Other	40.8%

100.0%

Top Holdings

athenahealth, Inc.	2.8%
Concur Technologies, Inc.	2.3%
Genoptix, Inc.	1.8%
Blackboard, Inc.	1.7%
American Public Education, Inc.	1.7%
CardioNet, Inc.	1.7%
Alberto-Culver Co.	1.5%
Stanley, Inc.	1.5%
O’Reilly Automotive, Inc.	1.5%
Vocus, Inc.	1.5%
Other*	82.0%

100.0%

*	For purposes of listing top holdings, the repurchase agreements are included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 94.4%

	Shares	Market Value

Aerospace & Defense 4.2%
Aerovironment, Inc.*	16,640	$612,518
American Science & Engineering, Inc.	2,700	199,692
Axsys Technologies, Inc.*	11,330	621,564
Orbital Sciences Corp.*	17,350	338,846
Stanley, Inc.*	27,570	998,585

		2,771,205

Beverages 0.7%
Central European Distribution Corp.*	22,900	451,130

Biotechnology 1.7%
Alexion Pharmaceuticals, Inc.*	10,360	374,928
BioMarin Pharmaceutical, Inc.*	5,150	91,670
Emergent Biosolutions, Inc.*	9,000	234,990
Genomic Health, Inc.*	8,870	172,788
Martek Biosciences Corp.	8,300	251,573

		1,125,949

Capital Markets 1.5%
Greenhill & Co., Inc.	2,110	147,215
optionsXpress Holdings, Inc.	7,040	94,054
Riskmetrics Group, Inc.*	24,600	366,294
Stifel Financial Corp.*	3,960	181,566
Waddell & Reed Financial, Inc., Class A	11,940	184,592

		973,721

Chemicals 0.2%
Intrepid Potash, Inc.*	6,430	133,551
Commercial Banks 0.3%
Signature Bank*	6,340	181,895

Commercial Services & Supplies 3.2%
American Ecology Corp.	9,540	192,994
Clean Harbors, Inc.*	6,730	426,951
FTI Consulting, Inc.*	3,200	142,976
Stericycle, Inc.*	8,860	461,429
Team, Inc.*	21,130	585,301
Waste Connections, Inc.*	9,700	306,229

		2,115,880

Communications Equipment 2.6%
F5 Networks, Inc.*	8,470	193,624
Neutral Tandem, Inc.*	42,820	694,541
Riverbed Technology, Inc.*	45,900	522,801
Starent Networks Corp.*	26,200	312,566

		1,723,532

Computers & Peripherals 0.8%
3PAR, Inc.*	9,300	70,959
Netezza Corp.*	12,310	81,738
Synaptics, Inc.*	22,400	370,944

		523,641

Construction & Engineering 1.3%
Aecom Technology Corp.*	5,330	163,791
Chicago Bridge & Iron Co. NV	29,950	300,997
MasTec, Inc.*	20,300	235,074
Quanta Services, Inc.*	9,550	189,090

		888,952

Containers & Packaging 0.2%
Rock-Tenn Co., Class A	3,280	112,110

Distributors 1.0%
LKQ Corp.*	56,688	660,982

Diversified Consumer Services 3.7%
American Public Education, Inc.*	30,114	1,119,940
Capella Education Co.*	8,980	527,665
Grand Canyon Education, Inc.*	6,320	118,690
K12, Inc.*	5,230	98,062
New Oriental Education & Technology Group, Inc. ADR — CN*	3,360	184,498
Strayer Education, Inc.	2,040	437,396

		2,486,251

Diversified Financial Services 1.6%
Financial Federal Corp.	33,725	784,781
Life Partners Holdings, Inc.	4,100	178,924
MSCI, Inc., Class A*	6,740	119,702

		1,083,407

Electronic Equipment & Instruments 1.9%
Cogent, Inc.*	7,400	100,418
DTS, Inc.*	24,170	443,520
FLIR Systems, Inc.*	13,390	410,805
IPG Photonics Corp.*	25,500	336,090

		1,290,833

Energy Equipment & Services 1.2%
Atwood Oceanics, Inc.*	8,850	135,228
Core Laboratories NV	1,500	89,790
Dril-Quip, Inc.*	5,310	108,908
IHS, Inc., Class A*	5,320	199,074
T-3 Energy Services, Inc.*	8,600	81,184
Willbros Group, Inc.*	23,680	200,570

		814,754

Food & Staples Retailing 0.7%
Pantry, Inc. (The) *	10,250	219,862
Ruddick Corp.	6,210	171,707
United Natural Foods, Inc.*	5,360	95,515

		487,084

Food Products 2.1%
Diamond Foods, Inc.	7,590	152,939
Flowers Foods, Inc.	14,950	364,182

Green Mountain Coffee Roasters, Inc.*	16,600	642,420

8 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Food Products (continued)

TreeHouse Foods, Inc.*	8,910	$242,708

		1,402,249

Health Care Equipment & Supplies 7.1%
ABIOMED, Inc.*	40,540	665,667
Conceptus, Inc.*	26,200	398,764
Haemonetics Corp.*	5,630	318,095
Masimo Corp.*	6,560	195,685
Meridian Bioscience, Inc.	8,090	206,052
Natus Medical, Inc.*	42,900	555,555
Neogen Corp.*	5,570	139,139
NuVasive, Inc.*	23,680	820,512
Somanetics Corp.*	13,368	220,706
Thoratec Corp.*	21,640	703,083
Volcano Corp.*	20,800	312,000
Wright Medical Group, Inc.*	8,280	169,160

		4,704,418

Health Care Providers & Services 10.5%
Amedisys, Inc.*	4,440	183,550
athenahealth, Inc.*	49,080	1,846,390
Bio-Reference Labs, Inc.*	6,200	162,626
CardioNet, Inc.*	45,200	1,114,180
Catalyst Health Solutions, Inc.*	23,000	560,050
Genoptix, Inc.*	35,490	1,209,499
Healthways, Inc.*	32,930	378,036
HMS Holdings Corp.*	22,830	719,602
IPC The Hospitalist Co., Inc.*	30,877	519,660
PSS World Medical, Inc.*	8,970	168,815
Sun Healthcare Group, Inc.*	16,200	143,370

		7,005,778

Health Care Technology 2.0%
Allscripts-Misys Healthcare Solutions, Inc.	56,650	561,968
Cerner Corp.*	8,650	332,593
Omnicell, Inc.*	33,750	412,087

		1,306,648

Hotels, Restaurants & Leisure 2.5%
Gaylord Entertainment Co. *(a)	35,350	383,194
Scientific Games Corp., Class A*	44,750	784,915
Vail Resorts, Inc. *(a)	18,850	501,410

		1,669,519

Information Technology Services 1.8%
CyberSource Corp.*	48,300	579,117
Mantech International Corp., Class A*	4,520	244,939
Sapient Corp.*	80,000	355,200

		1,179,256

Insurance 0.2%
RenaissanceRe Holdings Ltd.	1,930	99,511

Internet Software & Services 7.3%
Ariba, Inc.*	21,390	154,222
Bankrate, Inc. *(a)	20,800	790,400
comScore, Inc.*	20,200	257,550
Constant Contact, Inc. *(a)	45,250	599,563
DealerTrack Holdings, Inc.*	12,100	143,869
Equinix, Inc.*	4,600	244,674
Gmarket, Inc. ADR — KR*	26,800	462,300
Omniture, Inc.*	45,700	486,248
SINA Corp. *(a)	14,400	333,360
Terremark Worldwide, Inc.*	300	1,167
VistaPrint Ltd.*	21,500	400,115
Vocus, Inc.*	54,250	987,892

		4,861,360

Life Sciences Tools & Services 1.2%
eResearchTechnology, Inc.*	25,400	168,402
ICON PLC ADR — IE*	8,270	162,836
Illumina, Inc.*	8,000	208,400
Luminex Corp.*	13,510	288,574

		828,212

Machinery 1.0%
Bucyrus International, Inc.	17,910	331,693
Chart Industries, Inc.*	2,370	25,193
Wabtec Corp.	8,050	319,988

		676,874

Media 0.9%
VisionChina Media, Inc. ADR — CN*	114,420	624,733

Multiline Retail 0.3%
Dollar Tree, Inc.*	5,320	222,376

Oil, Gas & Consumable Fuels 2.9%
Arena Resources, Inc.*	20,840	585,395
Bill Barrett Corp.*	26,000	549,380
Carrizo Oil & Gas, Inc.*	31,910	513,751
PetroHawk Energy Corp.*	11,390	178,026
Rex Energy Corp.*	28,400	83,496

		1,910,048

Personal Products 2.0%
Alberto-Culver Co.	42,330	1,037,508
Chattem, Inc.*	4,420	316,163

		1,353,671

Pharmaceuticals 0.3%
Perrigo Co.	6,760	218,416

Professional Services 0.9%
CoStar Group, Inc.*	13,900	457,866
Hill International, Inc.*	24,000	168,960

		626,826

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Real Estate Investment Trusts 0.3%
Digital Realty Trust, Inc.	5,310	$174,434

Road & Rail 2.8%
J.B. Hunt Transport Services, Inc.	33,450	878,731
Kansas City Southern*	34,450	656,273
Knight Transportation, Inc.	18,750	302,250

		1,837,254

Semiconductors & Semiconductor Equipment 2.3%
Atheros Communications, Inc.*	7,600	108,756
Cavium Networks, Inc.*	44,300	465,593
Monolithic Power Systems, Inc.*	7,980	100,628
NetLogic Microsystems, Inc.*	32,470	714,664
Volterra Semiconductor Corp.*	20,300	145,145

		1,534,786

Software 14.9%
ANSYS, Inc.*	5,860	163,435
ArcSight, Inc.*	38,900	311,589
Blackbaud, Inc.	52,150	704,025
Blackboard, Inc.*	44,360	1,163,563
Commvault Systems, Inc.*	49,300	661,113
Concur Technologies, Inc.*	47,660	1,564,201
EPIQ Systems, Inc.*	46,615	778,937
FactSet Research Systems, Inc.	22,165	980,580
MICROS Systems, Inc.*	40,850	666,672
NetScout Systems, Inc.*	42,400	365,488
Nuance Communications, Inc.*	21,270	220,357
Pegasystems, Inc.	49,300	609,348
Phoenix Technologies Ltd.*	26,800	93,800
PROS Holdings, Inc.*	800	4,600
Quality Systems, Inc.	13,300	580,146
Solera Holdings, Inc.*	16,300	392,830
Taleo Corp., Class A*	13,500	105,705
VASCO Data Security International, Inc.*	53,350	551,105

		9,917,494

Specialty Retail 1.7%
Gymboree Corp.*	4,420	115,318
O’Reilly Automotive, Inc.*	32,200	989,828

		1,105,146

Textiles, Apparel & Luxury Goods 1.8%
Deckers Outdoor Corp.*	8,220	656,531
Iconix Brand Group, Inc.*	24,400	238,632
True Religion Apparel, Inc.*	24,100	299,804

		1,194,967

Thrifts & Mortgage Finance 0.2%
Dime Community Bancshares	11,170	148,561

Transportation Infrastructure 0.3%
Aegean Marine Petroleum Network, Inc.	13,610	230,826

Wireless Telecommunication Services 0.3%
SBA Communications Corp., Class A*	13,680	223,258

Total Common Stocks (cost $75,084,102)		62,881,498

Repurchase Agreements 8.3%

	Principal Amount	Market Value

Morgan Stanley, 0.04%, dated 12/31/08, due 01/02/09, repurchase price $1,725,510, collateralized by U.S. Government Agency Mortgages ranging 3.43% — 7.00%, maturing 03/01/15 — 09/01/48; total market value of $1,760,016(b)	$1,725,506	1,725,506
UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $3,827,262, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09 — 06/24/09; total market value of $3,903,801	3,827,256	3,827,256

Total Repurchase Agreements (cost $5,552,762)		5,552,762

Total Investments (cost $80,636,864) (c) — 102.7%		68,434,260

Liabilities in excess of other assets — (2.7)%		(1,777,739)

NET ASSETS — 100.0%		$66,656,521

*	Denotes a non-income producing security.

(a)	The security or a partial position of this security is on loan at December 31, 2008. The total value of securities on loan at December 31, 2008 was $1,680,061.

(b)	The security was purchased with cash collateral held from securities on loan (See Note 2). The total value of this security as of December 31, 2008 was $1,725,506.

(c)	See notes to financial statements for tax unrealized appreciation/ (depreciation) of securities.

ADR	American Depositary Receipt

CN	China

IE	Ireland

KR	Korea

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT
Multi-Manager
Small Cap
Growth Fund

Assets:
Investments, at value (cost $75,084,102)*	$62,881,498
Repurchase agreements, at value and cost	5,552,762

Total Investments	68,434,260

Interest and dividends receivable	22,923
Receivable for capital shares issued	201,235
Receivable for investments sold	291,294
Receivable from sub-administrator	11,725
Prepaid expenses and other assets	336

Total Assets	68,961,773

Liabilities:
Cash overdraft	7,175
Payable for investments purchased	388,380
Payable upon return of securities loaned (Note 2)	1,725,506
Payable for capital shares redeemed	45,774
Accrued expenses and other payables:
Investment advisory fees	56,820
Fund administration fees	2,611
Distribution fees	2,145
Administrative services fees	58,143
Custodian fees	2,243
Trustee fees	635
Compliance program costs (Note 3)	1,296
Professional fees	3,578
Printing fees	8,882
Other	2,064

Total Liabilities	2,305,252

Net Assets	$66,656,521

Represented by:
Capital	$113,146,749
Accumulated net realized losses from investment transactions	(34,287,624)
Net unrealized appreciation/(depreciation) from investments	(12,202,604)

Net Assets	$66,656,521

Net Assets:
Class I Shares	$46,899,774
Class II Shares	10,778,869
Class III Shares	248,071
Class Y Shares	8,729,807

Total	$66,656,521

Shares outstanding (unlimited number of shares authorized):
Class I Shares	4,862,549
Class II Shares	1,136,019
Class III Shares	25,856
Class Y Shares	903,747

Total	6,928,171

*	Includes value of securities on loan of $1,680,061.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Assets and Liabilities (Continued)

NVIT
Multi-Manager
Small Cap
Growth Fund

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.65
Class II Shares	$9.49
Class III Shares	$9.59
Class Y Shares	$9.66

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Operations
For the Year Ended December 31, 2008

NVIT Multi-Manager
Small Cap
Growth Fund

INVESTMENT INCOME:
Interest income	$141,853
Dividend income	412,620
Income from securities lending (Note 2)	190,490

Total Income	744,963

EXPENSES:
Investment advisory fees	932,763
Fund administration fees	45,474
Distribution fees Class II Shares	51,568
Administrative services fees Class I Shares	118,761
Administrative services fees Class II Shares	35,571
Administrative services fees Class III Shares	561
Custodian fees	14,635
Trustee fees	2,598
Compliance program costs (Note 3)	1,472
Professional fees	14,754
Printing fees	58,222
Other	8,475

Total expenses before earnings credit	1,284,854

Earnings credit (Note 5)	(1,627)
Expenses reimbursed by sub-administrator	(11,725)

Net Expenses	1,271,502

NET INVESTMENT LOSS	(526,539)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(19,476,149)
Net change in unrealized appreciation/(depreciation) from investments	(43,172,771)

Net realized/unrealized losses from investments	(62,648,920)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(63,175,459)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap
	Growth Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment loss	$(526,539)	$(1,204,678)
Net realized gains (losses) from investment transactions	(19,476,149)	15,268,744
Net change in unrealized appreciation/(depreciation) from investments	(43,172,771)	(1,613,954)

Change in net assets resulting from operations	(63,175,459)	12,450,112

Distributions to Shareholders From:
Net investment income:
Class I	–	–
Class II	–	–
Class III	–	–
Class Y (a)	–	–
Net realized gains:	–	–
Class I	–	–
Class II	–	–
Class III	–	–
Class Y (a)	–	–

Change in net assets from shareholder distributions	–	–

Change in net assets from capital transactions	(10,236,565)	(15,867,314)

Change in net assets	(73,412,024)	(3,417,202)

Net Assets:
Beginning of year	$140,068,545	$143,485,747

End of year	$66,656,521	$140,068,545

Accumulated undistributed net investment income (loss) at end of year	$–	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$14,170,566	$19,932,969
Dividends reinvested	–	–
Cost of shares redeemed	(27,676,517)	(46,569,303)

Total Class I	(13,505,951)	(26,636,334)

Class II Shares
Proceeds from shares issued	6,278,450	14,984,917
Dividends reinvested	–	–
Cost of shares redeemed	(13,792,628)	(4,100,469)

Total Class II	(7,514,178)	10,884,448

Class III Shares
Proceeds from shares issued	52,156	92,453
Dividends reinvested	–	–
Cost of shares redeemed (b)	(169,108)	(207,881)

Total Class III	(116,952)	(115,428)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2008 (commencement of operations) through December 31, 2008.

(b)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

	NVIT Multi-Manager Small Cap
	Growth Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

CAPITAL TRANSACTIONS: (continued)
Class Y Shares (a)
Proceeds from shares issued	$10,984,965	$–
Dividends reinvested	–	–
Cost of shares redeemed	(84,449)	–

Total Class Y	10,900,516	–

Change in net assets from capital transactions	$(10,236,565)	$(15,867,314)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,033,553	1,132,147
Reinvested	–	–
Redeemed	(2,179,016)	(2,668,488)

Total Class I Shares	(1,145,463)	(1,536,341)

Class II Shares
Issued	449,575	821,935
Reinvested	–	–
Redeemed	(1,073,308)	(237,419)

Total Class II Shares	(623,733)	584,516

Class III Shares
Issued	3,667	5,172
Reinvested	–	–
Redeemed	(12,011)	(11,861)

Total Class III Shares	(8,344)	(6,689)

Class Y Shares (a)
Issued	911,250	–
Reinvested	–	–
Redeemed	(7,503)	–

Total Class Y Shares	903,747	–

Total change in shares	(873,793)	(958,514)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Multi-Manager Small Cap Growth Fund

		Operations			Distributions							Ratios/Supplemental Data

			Net Realized														Ratio of
			and										Ratio of		Ratio of Net		Expenses
	Net Asset	Net	Unrealized						Net Asset			Net	Expenses		Investment		(Prior to
	Value,	Investment	Gains	Total	Net	Net			Value,			Assets	to Average		Income (Loss)		Reimbursements)
	Beginning	Income	(Losses) from	from	Investment	Realized	Total	Redemption	End of	Total		at End	Net		to Average		to Average		Portfolio
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Fees	Period	Return		of Period	Assets		Net Assets		Net Assets		Turnover (d)
Class I Shares
Year Ended December 31, 2008	$18.01	(0.08)	(8.28)	(8.36)	–	–	–	–	$9.65	(46.42%)		$46,899,774	1.26%		(0.50%)		1.26%		103.33%
Year Ended December 31, 2007	$16.41	(0.16)	1.76	1.60	–	–	–	–	$18.01	9.75%		$108,218,694	1.22%		(0.83%)		1	.22%(c)	63.09%
Year Ended December 31, 2006	$15.90	(0.14)	0.65	0.51	–	–	–	–	$16.41	3.21%		$123,771,355	1.25%		(0.81%)		1	.25%(c)	58.45%
Year Ended December 31, 2005	$14.71	(0.13)	1.32	1.19	–	–	–	–	$15.90	8.09%		$141,684,344	1.22%		(0.83%)		1	.22%(c)	58.28%
Year Ended December 31, 2004	$12.97	(0.12)	1.86	1.74	–	–	–	–	$14.71	13.42%		$156,535,003	1.21%		(0.90%)		1	.21%(c)	112.22%
Class II Shares
Year Ended December 31, 2008	$17.75	(0.14)	(8.12)	(8.26)	–	–	–	–	$9.49	(46.54%)		$10,778,869	1.52%		(0.78%)		1	.52%(c)	103.33%
Year Ended December 31, 2007	$16.21	(0.13)	1.67	1.54	–	–	–	–	$17.75	9.50%		$31,237,254	1.47%		(1.07%)		1	.47%(c)	63.09%
Year Ended December 31, 2006	$15.74	(0.18)	0.65	0.47	–	–	–	–	$16.21	2.99%		$19,047,491	1.51%		(1.07%)		1	.51%(c)	58.45%
Year Ended December 31, 2005	$14.61	(0.14)	1.27	1.13	–	–	–	–	$15.74	7.73%		$19,521,332	1.46%		(1.08%)		1	.46%(c)	58.28%
Year Ended December 31, 2004	$12.91	(0.12)	1.82	1.70	–	–	–	–	$14.61	13.17%		$15,917,089	1.47%		(1.16%)		1	.47%(c)	112.22%
Class III Shares
Year Ended December 31, 2008	$17.91	(0.08)	(8.24)	(8.32)	–	–	–	–	$9.59	(46.45%)		$248,071	1.24%		(0.50%)		1.24%		103.33%
Year Ended December 31, 2007	$16.31	(0.15)	1.75	1.60	–	–	–	–	$17.91	9.81%		$612,597	1.20%		(0.80%)		1	.20%(c)	63.09%
Year Ended December 31, 2006	$15.80	(0.16)	0.67	0.51	–	–	–	–	$16.31	3.23%		$666,901	1.24%		(0.80%)		1	.24%(c)	58.45%
Year Ended December 31, 2005	$14.63	(0.14)	1.31	1.17	–	–	–	–	$15.80	8.00%		$832,688	1.23%		(0.84%)		1	.23%(c)	58.28%
Year Ended December 31, 2004	$12.90	(0.14)	1.87	1.73	–	–	–	–	$14.63	13.41%		$996,441	1.21%		(0.91%)		1	.21%(c)	112.22%
Class Y Shares
Period Ended December 31, 2008(e)	$14.36	–	(4.70)	(4.70)	–	–	–	–	$9.66	(32	.73%)(a)	$8,729,807	1	.20%(b)	(0	.09%)(b)	1	.20%(b)	103.33%
Amounts designated as “–” are zero or have been rounded to zero

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee waivers/reimbursements during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(e)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

16 Annual Report 2008

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Multi-Manager Small Cap Growth Fund (the “Fund”) (formerly “Nationwide NVIT Multi-Manager Small Cap Growth Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

NVIT Multi-Manager Small Cap Growth Fund (Continued)

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

18 Annual Report 2008

NVIT Multi-Manager Small Cap Growth Fund (Continued)

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$62,881,498	$—	$5,552,762	$—	$—	$—	$68,434,260	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(d)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

NVIT Multi-Manager Small Cap Growth Fund (Continued)

The following shows the value of securities on loan by the Fund and the value of collateral posted as of December 31, 2008:

Value of	Value of
Loaned Securities	Collateral

$1,680,061	$1,725,506

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares

20 Annual Report 2008

NVIT Multi-Manager Small Cap Growth Fund (Continued)

of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisors

- Waddell & Reed Investment Management Company

- Oberweis Asset Management, Inc.

- OppenheimerFunds, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

All assets	0.95%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $620,301 for the year ended December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively,

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

NVIT Multi-Manager Small Cap Growth Fund (Continued)

the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, Class II and Class III of the Fund.

For the year ended December 31, 2008, NFS received $153,479 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $1,472.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $145 from Class III.

For the year ended December 31, 2007, the Fund had no contributions to capital due to redemption fees from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely

22 Annual Report 2008

NVIT Multi-Manager Small Cap Growth Fund (Continued)

disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $96,918,626 and sales of $99,787,032.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

NVIT Multi-Manager Small Cap Growth Fund (Continued)

interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

10. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

11. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$—	$—	$—	$—	$—

2007	—	—	—	—	—

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$—	$—	$—	$(32,827,902)	$(13,662,326)	$(46,490,228)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$82,096,586	$2,885,671	$(16,547,997)	$(13,662,326)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

24 Annual Report 2008

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Amount	Expires

$7,334,774	2010

7,256,119	2011

11,406,647	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $6,830,362.

12. Subsequent Event

On January 16, 2009, the Board of Trustees approved the termination of Oberweis Asset Management as a subadviser to the Fund.

2008 Annual Report 25

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Small Cap Growth Fund (formerly Nationwide Multi-Manager NVIT Small Cap Growth Fund) (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

26 Annual Report 2008

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

28 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32 Annual Report 2008

NVIT Multi-Manager Small Cap Value Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

9	Statement of Investments

17	Statement of Assets and Liabilities

19	Statement of Operations

20	Statements of Changes in Net Assets

22	Financial Highlights

25	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MM-SCV (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable, escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

Small-company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. This can cause the Fund to underperform other funds that use different investing styles.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

The Fund may purchase securities in initial public offerings, which can be very volatile and carry high transaction costs.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Russell 2000® Value Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 2000® Index (the smallest 2,000 U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please call 1-800-848-6331 to request a prospectus. Please read it carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Aberdeen Asset Management Inc.; Epoch Investment Partners, Inc.; or JPMorgan Investment Management Inc.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Multi-Manager Small Cap Value Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Multi-Manager Small Cap Value Fund (Class I at NAV) registered -32.15% versus -28.92% for its benchmark, the Russell 2000® Value Index. For broader comparison, the average return for the Fund’s Lipper peer category of Small-Cap Value Funds (consisting of 53 funds as of December 31, 2008) was -32.92% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

Fund performance benefited on a relative basis from stock selection in the consumer discretionary sector. A top contributor was Fund holding Rock-Tenn Co., a packaging products manufacturer. The Fund also benefited from the performance of its holding in grocery retailer Nash-Finch Co.; when the economy softened during the reporting period, consumers chose to shop at grocery stores more than at other retail segments. The Fund also benefited from holdings in the financials sector, which was one of the better-performing sectors in the small-capitalization area during the reporting period; the Fund’s position in Fulton Financial Corp., a Pennsylvania-based regional commercial bank, added to Fund performance. Fulton Financial reported an increase in earnings for the third quarter of 2008 and subsequently announced that it had secured $376.5 million from the U.S. Treasury’s financial rescue program.

What areas of investment detracted from Fund performance?

Fund performance was hindered during the reporting period primarily by stock selection in the financials and energy sectors. Although the previously mentioned holdings in this sector performed well, individual stocks in the Fund’s holdings in Zions Bancorp, a regional commercial bank detracted from the portfolio as did Powerwave Technologies, Inc., which supplies wireless solutions for wireless communications networks. Powerwave Technologies experienced a greater-than-expected decrease in the demand for its products. Shares of Fund-holding Zions Bancorp declined amid investors’ concerns about the credit quality of the bank’s assets as well as rising levels of loan delinquencies and defaults. Other detractors from Fund performance during the reporting period included two firms in the consumer discretionary sector: Lexington Realty Trust and Lear Corp. Lexington Realty Trust, an office and commercial real estate investment trust (REIT), reduced its dividend during the reporting period. Lear Corp., an automotive manufacturer, was hurt by a slowdown in automotive sales that left major automakers struggling.

What is your outlook for the near term?

Our near-term outlook suggests a continued negative economic environment. The U.S. economy as well as many of the world’s other developed economies are in the midst of a massive deleveraging process. While the immediate picture is bleak, the stimulus packages being put into action around the world are encouraging and, over time, should facilitate a thawing in credit markets and regenerate growth in real economies.

The good news is that financial markets tend to discount future economic problems well in advance of the broader economy. The market shocks and financial crises that occurred during the reporting period can create attractive investment opportunities – as long as the credit markets can return to some level of normalcy and the economy begins to stabilize. U.S. markets could lead this trend, because fewer barriers exist to rapid restructuring as compared to those in other countries. Stock valuations are exceedingly low, given the recent near-deflationary and near-zero interest-rate environment. Earnings expectations have begun to drop (a process that should continue), and more realistic valuation expectations can lead to a more positive market outlook.

4 Annual Report 2008

The following subadvisers each manage a portion (“sleeve”) of the Fund’s assets:

Subadviser:
Aberdeen Asset Management Inc.

Portfolio Managers:
Jason Kotik, CFA and Michael Manzo, CFA

Subadviser:
Epoch Investment Partners, Inc.

Portfolio Managers:
David N. Pearl, William W. Priest and
Michael A. Welhoelter, CFA

Subadviser:
JPMorgan Investment Management Inc.

Portfolio Managers:
Christopher T. Blum, CFA and Dennis S. Ruhl, CFA

2008 Annual Report 5

Fund Performance	NVIT Multi-Manager Small Cap Value Fund

Average Annual Total Return1
For Periods Ended December 31, 2008

				Expense
	1 Yr.	5 Yr.	10 Yr.	Ratio*

Class I2	-32.15%	-2.18%	6.44%	1.14%

Class II3	-32.30%	-2.43%	6.18%	1.39%

Class III[3]	-32.21%	-2.18%	6.45%	1.11%

Class IV3	-32.27%	-2.20%	6.43%	1.10%

Class Y3	-32.18%	-2.19%	6.43%	0.97%

*	As of December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

[3]	These returns until the creation of the Class II shares (May 6, 2002), Class III shares (May 3, 2002), Class IV shares (April 28, 2003) and Class Y shares (March 27, 2008) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II, Class III, Class IV and Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I shares. Class Y shares’ annual returns have not been restated to reflect lower expenses for that class than to apply Class I shares. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Nationwide NVIT Multi-Manager Small Cap Value Fund versus performance of the Russell 2000 Value Index (Russell 2000 Value)(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Russell 2000 Value measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

6 Annual Report 2008

Shareholder	NVIT Multi-Manager Small Cap Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
NVIT Multi-Manager			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Small Cap Value Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class I	Actual		1,000.00	744.80	5.04	1.15
	Hypothetical	[b]	1,000.00	1,019.36	5.85	1.15

Class II	Actual		1,000.00	743.30	6.13	1.40
	Hypothetical	[b]	1,000.00	1,018.10	7.13	1.40

Class III	Actual		1,000.00	744.40	4.95	1.13
	Hypothetical	[b]	1,000.00	1,019.46	5.75	1.13

Class IV	Actual		1,000.00	743.90	4.87	1.11
	Hypothetical	[b]	1,000.00	1,019.56	5.65	1.11

Class Y	Actual		1,000.00	744.40	4.25	0.97
	Hypothetical	[b]	1,000.00	1,020.26	4.94	0.97

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one half year period. The expense ratio presented represents a six-moth, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Annual Report 7

Portfolio Summary	NVIT Multi-Manager Small Cap Value Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	95.3%
Mutual Fund	2.8%
U.S. Government Sponsored & Agency Obligations	0.2%
Other assets in excess of liabilities	1.7%

100.0%

Top Industries

Commercial Banks	9.2%
Insurance	7.8%
Real Estate Investment Trusts	4.7%
Health Care Equipment & Supplies	3.8%
Software	3.2%
Specialty Retail	3.0%
Health Care Providers & Services	3.0%
Communications Equipment	2.8%
Money Market Fund	2.8%
Machinery	2.8%
Other	56.9%

100.0%

Top Holdings

AIM Liquid Assets Portfolio	2.8%
Aspen Insurance Holdings Ltd.	1.3%
Silgan Holdings, Inc.	1.2%
Westar Energy, Inc.	1.1%
SWS Group, Inc.	1.0%
Reinsurance Group of America, Inc.	0.9%
Sybase, Inc.	0.9%
Bio-Reference Labs, Inc.	0.9%
Duff & Phelps Corp., Class A	0.9%
HCC Insurance Holdings, Inc.	0.8%
Other	88.2%

100.0%

8 Annual Report 2008

Statement of Investments
December 31, 2008

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 95.3%

	Shares	Market Value

Aerospace & Defense 2.6%
AAR Corp.*	31,809	$585,604
Alliant Techsystems, Inc.*	22,450	1,925,312
Ceradyne, Inc.*	15,200	308,712
Curtiss-Wright Corp.	35,650	1,190,353
Esterline Technologies Corp.*	10,700	405,423
Goodrich Corp.	31,530	1,167,241
Hexcel Corp.*	78,290	578,563
Moog, Inc., Class A*	5,875	214,849
Triumph Group, Inc.	5,300	225,038

		6,601,095

Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.*	11,000	207,900
Pacer International, Inc.	47,000	490,210
UTi Worldwide, Inc.	55,250	792,285

		1,490,395

Airlines 0.9%
AirTran Holdings, Inc.*	134,810	598,556
Alaska Air Group, Inc.*	3,400	99,450
Hawaiian Holdings, Inc.*	35,000	223,300
Republic Airways Holdings, Inc.*	46,600	497,222
SkyWest, Inc.	30,600	569,160
US Airways Group, Inc.*	38,800	299,924

		2,287,612

Auto Components 0.8%
BorgWarner, Inc.	55,230	1,202,357
Lear Corp.*	50,300	70,923
WABCO Holdings, Inc.	47,650	752,394

		2,025,674

Beverages 0.3%
Constellation Brands, Inc., Class A*	49,850	786,134

Biotechnology 0.7%
Alexion Pharmaceuticals, Inc.*	4,700	170,093
Alkermes, Inc.*	74,751	796,098
Arena Pharmaceuticals, Inc.*	2,500	10,425
Bionovo, Inc.*	7,400	1,480
Celera Corp.*	6,600	73,458
Cephalon, Inc.*	4,550	350,532
Emergent Biosolutions, Inc.*	2,400	62,664
Protalix BioTherapeutics, Inc.*	10,400	19,136
Rigel Pharmaceuticals, Inc.*	2,700	21,600
Seattle Genetics, Inc.*	7,500	67,050
United Therapeutics Corp.*	3,200	200,160

		1,772,696

Building Products 0.8%
Ameron International Corp.	3,900	245,388
Apogee Enterprises, Inc.	10,000	103,600
Armstrong World Industries, Inc.	37,350	807,507
Gibraltar Industries, Inc.	27,400	327,156
NCI Building Systems, Inc.*	13,600	221,680
Quanex Building Products Corp.	21,300	199,581
Universal Forest Products, Inc.	8,000	215,280

		2,120,192

Capital Markets 2.7%
BGC Partners, Inc., Class A	3,200	8,832
Janus Capital Group, Inc.	113,850	914,216
Knight Capital Group, Inc., Class A*	39,400	636,310
LaBranche & Co., Inc.*	18,800	90,052
MCG Capital Corp.	20,472	14,535
optionsXpress Holdings, Inc.	44,780	598,261
Patriot Capital Funding, Inc.	54,065	196,797
Penson Worldwide, Inc.*	6,500	49,530
Piper Jaffray Cos.*	3,200	127,232
Prospect Capital Corp.	13,387	160,242
Stifel Financial Corp.*	14,600	669,410
SWS Group, Inc.	134,070	2,540,626
Waddell & Reed Financial, Inc., Class A	61,750	954,655

		6,960,698

Chemicals 2.0%
A. Schulman, Inc.	8,200	139,400
Celanese Corp., Series A	22,880	284,398
H.B. Fuller Co.	26,900	433,359
Innophos Holdings, Inc.	12,600	249,606
Innospec, Inc.	11,500	67,735
Koppers Holdings, Inc.	3,600	77,832
Methanex Corp.	67,948	763,736
Minerals Technologies, Inc.	3,800	155,420
Nalco Holding Co.	87,250	1,006,865
NewMarket Corp.	3,700	129,167
O.M. Group, Inc.*	6,600	139,326
Olin Corp.	5,900	106,672
Rockwood Holdings, Inc.*	13,900	150,120
Sensient Technologies Corp.	46,510	1,110,659
Spartech Corp.	20,400	127,704
W.R. Grace & Co.*	11,100	66,267
Zep, Inc.	5,900	113,929

		5,122,195

Commercial Banks 9.2%
1st Source Corp.	6,700	158,321
Amcore Financial, Inc.	7,395	26,770
Ameris Bancorp	8,980	106,413
Bancfirst Corp.	3,700	195,804
Banco Latinoamericano de Exportaciones SA	14,200	203,912
Bank of the Ozarks, Inc.	57,720	1,710,821
Banner Corp.	2,500	23,525
Boston Private Financial Holdings, Inc.	35,000	239,400
Cadence Financial Corp.	115,390	537,717

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Commercial Banks (continued)

Cathay General Bancorp	6,500	$154,375
Central Pacific Financial Corp.	20,100	201,804
Chemical Financial Corp.	9,255	258,029
Citizens Republic Bancorp, Inc.	8,847	26,364
City Bank	10,600	55,120
City Holding Co.	19,200	667,776
Colonial BancGroup, Inc. (The)	48,300	99,981
Columbia Banking System, Inc.	10,930	130,395
Community Bank System, Inc.	10,400	253,656
Community Trust Bancorp, Inc.	18,470	678,773
CVB Financial Corp.	102,100	1,214,990
East West Bancorp, Inc.	16,000	255,520
Farmers Capital Bank Corp.	3,500	85,470
Financial Institutions, Inc.	2,900	41,615
First Bancorp North Carolina	3,800	69,730
First Bancorp Puerto Rico	34,100	379,874
First Commonwealth Financial Corp.	34,745	430,143
First Community Bancshares, Inc.	6,500	226,655
First Financial Bancorp	11,800	146,202
First Merchants Corp.	8,400	186,564
First South Bancorp, Inc.	1,700	21,352
FirstMerit Corp.	23,300	479,747
FNB Corp.	31,300	413,160
Green Bankshares, Inc.	12,218	165,437
Hanmi Financial Corp.	64,300	132,458
Heartland Financial USA, Inc.	3,200	65,888
Heritage Commerce Corp.	2,300	25,852
IBERIABANK Corp.	17,200	825,600
Independent Bank Corp.	17,800	465,648
Integra Bank Corp.	8,800	12,056
Lakeland Bancorp, Inc.	13,300	149,758
Lakeland Financial Corp.	8,000	190,560
MainSource Financial Group, Inc.	14,210	220,255
Nara Bancorp, Inc.	14,500	142,535
National Penn Bancshares, Inc.	46,745	678,270
NBT Bancorp, Inc.	15,800	441,768
Old Second Bancorp, Inc.	2,400	27,840
Oriental Financial Group, Inc.	11,500	69,575
Pacific Capital Bancorp	31,600	533,408
PacWest Bancorp	6,600	177,540
Peoples Bancorp, Inc.	7,200	137,736
Prosperity Bancshares, Inc.	13,700	405,383
Provident Bankshares Corp.	20,200	195,132
Renasant Corp.	10,500	178,815
Republic Bancorp, Inc., Class A	6,855	186,456
S&T Bancorp, Inc.	9,400	333,700
SCBT Financial Corp.	2,614	90,183
Sierra Bancorp	6,200	130,200
Simmons First National Corp., Class A	5,000	147,350
Southside Bancshares, Inc.	10,900	256,150
Southwest Bancorp, Inc.	19,300	250,128
StellarOne Corp.	1,519	25,671
Sterling Bancshares, Inc.	136,879	832,224
Sterling Financial Corp.	41,105	361,724
Suffolk Bancorp	3,200	114,976
TCF Financial Corp.	78,090	1,066,710
Texas Capital Bancshares, Inc.*	84,400	1,127,584
Trico Bancshares	8,200	204,754
UCBH Holdings, Inc.	29,400	202,272
Umpqua Holdings Corp.	20,696	299,471
Union Bankshares Corp.	3,450	85,560
United Bankshares, Inc.	5,300	176,066
United Community Banks, Inc.	18,009	244,559
Washington Trust Bancorp, Inc.	7,200	142,200
West Bancorp, Inc.	4,100	50,225
West Coast Bancorp	22,200	146,298
Wilshire Bancorp, Inc.	112,080	1,017,686
Wintrust Financial Corp.	22,510	463,031
Yadkin Valley Financial Corp.	1,200	17,100
Zions Bancorp	29,000	710,790

		23,604,560

Commercial Services & Supplies 2.7%
American Ecology Corp.	46,080	932,198
ATC Technology Corp.*	27,200	397,936
Comfort Systems U.S.A., Inc.	38,900	412,340
Consolidated Graphics, Inc.*	10,600	239,984
Corrections Corp. of America*	110,310	1,804,672
Deluxe Corp.	60,200	900,592
EnergySolutions, Inc.	93,460	528,049
Ennis, Inc.	4,800	58,128
Geo Group, Inc. (The)*	9,900	178,497
Knoll, Inc.	21,300	192,126
Schawk, Inc.	40,963	469,436
SYKES Enterprises, Inc.*	11,200	214,144
United Stationers, Inc.*	6,600	221,034
Viad Corp.	11,400	282,036

		6,831,172

Communications Equipment 2.8%
3Com Corp.*	333,300	759,924
ADC Telecommunications, Inc.*	155,040	848,069
Arris Group, Inc.*	213,886	1,700,394
Avocent Corp.*	15,300	274,023
Black Box Corp.	7,700	201,124
DG FastChannel, Inc.*	8,200	102,336
Digi International, Inc.*	7,600	61,636
Emulex Corp.*	39,600	276,408
Finisar Corp.*	17,200	6,536
Harmonic, Inc.*	137,510	771,431
Harris Stratex Networks, Inc., Class A*	6,800	35,088
MRV Communications, Inc.*	10,300	7,931
Plantronics, Inc.	10,200	134,640
Polycom, Inc.*	6,700	90,517
Powerwave Technologies, Inc.*	404,170	202,085
Sycamore Networks, Inc.*	49,096	132,068

10 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Communications Equipment (continued)

Symmetricom, Inc.*	10,600	$41,870
Tekelec*	16,200	216,108
Tellabs, Inc.*	344,740	1,420,329
UTStarcom, Inc.*	8,800	16,280

		7,298,797

Computers & Peripherals 0.3%
Adaptec, Inc.*	14,700	48,510
Electronics for Imaging, Inc.*	20,500	195,980
Hypercom Corp.*	286,113	309,002
Imation Corp.	12,100	164,197
Palm, Inc.*	3,900	11,973
Quantum Corp.*	86,700	31,212

		760,874

Construction & Engineering 0.8%
EMCOR Group, Inc.*	13,700	307,291
MasTec, Inc.*	16,100	186,438
Perini Corp.*	6,500	151,970
Pike Electric Corp.*	87,650	1,078,095
URS Corp.*	11,115	453,159

		2,176,953

Consumer Finance 0.7%
Advance America Cash Advance Centers, Inc.	19,300	36,477
Advanta Corp., Class B	9,400	19,646
Cash America International, Inc.	29,400	804,090
CompuCredit Corp.*	10,100	55,853
Dollar Financial Corp.*	28,623	294,817
Nelnet, Inc., Class A	8,800	126,104
World Acceptance Corp.*	21,900	432,744

		1,769,731

Containers & Packaging 2.3%
Crown Holdings, Inc.*	21,300	408,960
Myers Industries, Inc.	12,500	100,000
Pactiv Corp.*	58,260	1,449,509
Rock-Tenn Co., Class A	25,000	854,500
Silgan Holdings, Inc.	64,765	3,096,414

		5,909,383

Distributors 0.0%
Core-Mark Holding Co., Inc.*	4,700	101,144

Diversified Consumer Services 0.5%
Regis Corp.	7,800	113,334
Service Corp. International	175,980	874,621
Stewart Enterprises, Inc., Class A	58,900	177,289

		1,165,244

Diversified Financial Services 0.2%
Compass Diversified Holdings	11,200	126,000
Encore Capital Group, Inc.*	8,500	61,200
Financial Federal Corp.	11,100	258,297

		445,497

Diversified Telecommunication Services 1.2%
Alaska Communications Systems, Inc.	94,470	886,129
Atlantic Tele-Network, Inc.	3,600	95,580
Cincinnati Bell, Inc.*	225,200	434,636
Consolidated Communications Holdings, Inc.	4,900	58,212
Iowa Telecommunications Services, Inc.	14,400	205,632
NTELOS Holdings Corp.	42,300	1,043,118
Premiere Global Services, Inc.*	30,000	258,300

		2,981,607

Electric Utilities 2.5%
Cleco Corp.	19,200	438,336
El Paso Electric Co.*	30,700	555,363
Portland General Electric Co.	70,100	1,364,847
UIL Holdings Corp.	9,533	286,276
UniSource Energy Corp.	36,600	1,074,576
Westar Energy, Inc.	131,150	2,689,886

		6,409,284

Electrical Equipment 0.8%
A.O. Smith Corp.	7,200	212,544
Acuity Brands, Inc.	16,100	562,051
AZZ, Inc.*	5,800	145,580
Belden, Inc.	6,600	137,808
GrafTech International Ltd.*	63,300	526,656
Regal-Beloit Corp.	15,100	573,649

		2,158,288

Electronic Equipment & Instruments 1.7%
Anixter International, Inc.*	9,300	280,116
Avnet, Inc.*	44,160	804,154
Benchmark Electronics, Inc.*	19,925	254,442
Checkpoint Systems, Inc.*	9,500	93,480
CTS Corp.	20,600	113,506
DTS, Inc.*	49,110	901,168
Electro Rent Corp.	2,900	32,364
Electro Scientific Industries, Inc.*	2,400	16,296
Insight Enterprises, Inc.*	10,700	73,830
Littelfuse, Inc.*	34,900	579,340
Napco Security Technologies*	243,300	313,857
Newport Corp.*	8,700	58,986
Park Electrochemical Corp.	5,000	94,800
PC Connection, Inc.*	9,600	49,152
PC Mall, Inc.*	4,500	18,045
Plexus Corp.*	4,300	72,885
RadiSys Corp.*	5,300	29,309
Sanmina-SCI Corp.*	141,700	66,599
SYNNEX Corp.*	18,400	208,472

2008 Annual Report 11

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Electronic Equipment & Instruments (continued)

Technitrol, Inc.	5,900	$20,532
TTM Technologies, Inc.*	40,000	208,400

		4,289,733

Energy Equipment & Services 1.9%
Cal Dive International, Inc.*	156,000	1,015,560
Complete Production Services, Inc.*	13,600	110,840
Gulfmark Offshore, Inc.*	24,500	582,855
IHS, Inc., Class A*	47,590	1,780,818
Lufkin Industries, Inc.	3,200	110,400
PHI, Inc., Non-Voting*	100	1,401
Pioneer Drilling Co.*	18,700	104,159
RPC, Inc.	9,287	90,641
SEACOR Holdings, Inc.*	12,750	849,787
Trico Marine Services, Inc.*	21,500	96,105
Union Drilling, Inc.*	5,800	30,102

		4,772,668

Food & Staples Retailing 1.2%
Casey’s General Stores, Inc.	2,300	52,371
Nash Finch Co.	25,300	1,135,717
Pantry, Inc. (The)*	5,400	115,830
Ruddick Corp.	3,600	99,540
Spartan Stores, Inc.	28,700	667,275
SUPERVALU, Inc.	65,240	952,504

		3,023,237

Food Products 1.0%
Chiquita Brands International, Inc.*	12,800	189,184
Fresh Del Monte Produce, Inc.*	23,100	517,902
Ralcorp Holdings, Inc.*	9,500	554,800
Smithfield Foods, Inc.*	61,000	858,270
TreeHouse Foods, Inc.*	12,800	348,672

		2,468,828

Health Care Equipment & Supplies 3.8%
CONMED Corp.*	23,300	557,802
Haemonetics Corp.*	24,010	1,356,565
Hologic, Inc.*	36,320	474,702
I-Flow Corp.*	161,520	775,296
Invacare Corp.	19,200	297,984
Inverness Medical Innovations, Inc.*	83,040	1,570,287
IRIS International, Inc.*	71,350	994,619
MAKO Surgical Corp*	82,500	551,100
SonoSite, Inc.*	58,150	1,109,502
STERIS Corp.	7,200	172,008
Teleflex, Inc.	40,360	2,022,036

		9,881,901

Health Care Providers & Services 3.0%
Air Methods Corp.*	20,560	328,755
Alliance Imaging, Inc.*	10,800	86,076
AMERIGROUP Corp.*	31,400	926,928
Assisted Living Concepts, Inc., Class A*	154,326	640,453
Bio-Reference Labs, Inc.*	84,200	2,208,566
Gentiva Health Services, Inc.*	30,400	889,504
HealthSpring, Inc.*	9,800	195,706
Hythiam, Inc.*	40,211	15,682
Landauer, Inc.	15,620	1,144,946
Magellan Health Services, Inc.*	8,200	321,112
Mednax, Inc.*	9,580	303,686
PSS World Medical, Inc.*	6,400	120,448
Psychiatric Solutions, Inc.*	8,700	242,295
RehabCare Group, Inc.*	5,100	77,316
Res-Care, Inc.*	17,200	258,344

		7,759,817

Health Care Technology 0.0%
MedAssets, Inc.*	5,900	86,140

Hotels, Restaurants & Leisure 1.5%
Bob Evans Farms, Inc.	1,800	36,774
CEC Entertainment, Inc.*	19,400	470,450
Darden Restaurants, Inc.	16,860	475,115
Einstein Noah Restaurant Group, Inc.*	3,200	18,400
Jack in the Box, Inc.*	22,600	499,234
Multimedia Games, Inc.*	206,820	492,231
P.F. Chang’s China Bistro, Inc.*	24,050	503,607
Papa John’s International, Inc.*	4,500	82,935
Shuffle Master, Inc.*	143,071	709,632
Wendy’s/Arby’s Group, Inc., Class A	141,220	697,627

		3,986,005

Household Durables 2.3%
American Greetings Corp., Class A	11,800	89,326
Ethan Allen Interiors, Inc.	6,500	93,405
Furniture Brands International, Inc.	29,300	64,753
Helen of Troy Ltd.*	18,900	328,104
Jarden Corp.*	3,172	36,478
NVR, Inc.*	1,750	798,437
Stanley Works (The)	27,020	921,382
Toll Brothers, Inc.*	74,890	1,604,893
Tupperware Brands Corp.	91,700	2,081,590

		6,018,368

Household Products 0.6%
Church & Dwight Co., Inc.	18,500	1,038,220
Energizer Holdings, Inc.*	9,120	493,757

		1,531,977

Information Technology Services 2.2%
Alliance Data Systems Corp.*	26,510	1,233,510
CIBER, Inc.*	22,300	107,263
CSG Systems International, Inc.*	10,200	178,194
Forrester Research, Inc.*	2,800	78,988
Gartner, Inc.*	17,300	308,459

12 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Information Technology Services (continued)

Global Cash Access Holdings, Inc.*	32,100	$71,262
infoGROUP, Inc.	2,900	13,746
Mantech International Corp., Class A*	4,900	265,531
MAXIMUS, Inc.	1,400	49,154
NeuStar, Inc., Class A*	80,100	1,532,313
Perot Systems Corp., Class A*	97,780	1,336,653
Total System Services, Inc.	39,140	547,960
Virtusa Corp.*	3,100	17,484

		5,740,517

Insurance 7.8%
AMBAC Financial Group, Inc.	36,800	47,840
American Physicians Capital, Inc.	6,500	312,650
Amerisafe, Inc.*	47,900	983,387
Amtrust Financial Services, Inc.	13,400	155,440
Argo Group International Holdings Ltd.*	9,231	313,116
Aspen Insurance Holdings Ltd.	136,410	3,307,942
Assured Guaranty Ltd.	24,200	275,880
CastlePoint Holdings Ltd.	4,400	59,664
Delphi Financial Group, Inc., Class A	32,775	604,371
Endurance Specialty Holdings Ltd.	33,880	1,034,356
FPIC Insurance Group, Inc.*	5,300	232,034
Hallmark Financial Services*	4,600	40,342
Hanover Insurance Group, Inc. (The)	34,100	1,465,277
Harleysville Group, Inc.	7,100	246,583
HCC Insurance Holdings, Inc.	80,330	2,148,827
Infinity Property & Casualty Corp.	3,200	149,536
Max Capital Group Ltd.	29,800	527,460
Meadowbrook Insurance Group, Inc.	13,100	84,364
Navigators Group, Inc.*	9,500	521,645
PartnerRe Ltd.	26,240	1,870,125
Phoenix Cos., Inc. (The)	8,100	26,487
Platinum Underwriters Holdings Ltd.	31,800	1,147,344
PMA Capital Corp., Class A*	47,000	332,760
ProAssurance Corp.*	3,200	168,896
Reinsurance Group of America, Inc.	53,035	2,270,959
RLI Corp.	2,600	159,016
Safety Insurance Group, Inc.	16,200	616,572
SeaBright Insurance Holdings, Inc.*	9,800	115,052
Selective Insurance Group	23,700	543,441
Zenith National Insurance Corp.	13,550	427,774

		20,189,140

Internet & Catalog Retail 0.2%
NutriSystem, Inc.	41,150	600,378

Internet Software & Services 0.4%
EarthLink, Inc.*	54,500	368,420
Interwoven, Inc.*	18,700	235,620
SonicWALL, Inc.*	12,600	50,148
United Online, Inc.	55,538	337,116

		991,304

Leisure Equipment & Products 0.7%
JAKKS Pacific, Inc.*	77,490	1,598,619
RC2 Corp.*	9,800	104,566
Steinway Musical Instruments*	8,000	140,080

		1,843,265

Life Sciences Tools & Services 0.5%
Bio-Rad Laboratories, Inc., Class A*	5,700	429,267
Cambrex Corp.*	150,880	697,066
Medivation, Inc.*	3,200	46,624

		1,172,957

Machinery 2.8%
Actuant Corp., Class A	12,000	228,240
Barnes Group, Inc.	38,700	561,150
Cascade Corp.	2,500	74,650
CIRCOR International, Inc.	7,500	206,250
Columbus McKinnon Corp.*	4,500	61,425
Commercial Vehicle Group, Inc.*	4,500	4,185
Dynamic Materials Corp.	20,910	403,772
EnPro Industries, Inc.*	27,300	588,042
FreightCar America, Inc.	32,540	594,506
Harsco Corp.	48,610	1,345,525
Kadant, Inc.*	1,400	18,872
Kennametal, Inc.	42,900	951,951
Mueller Industries, Inc.	5,500	137,940
Tennant Co.	7,100	109,340
Wabash National Corp.	28,300	127,350
Wabtec Corp.	43,070	1,712,032

		7,125,230

Marine 0.0%
Eagle Bulk Shipping, Inc.	12,200	83,204

Media 1.0%
Arbitron, Inc.	68,150	905,032
Cox Radio, Inc., Class A*	28,300	170,083
Entercom Communications Corp., Class A	18,700	23,001
Interpublic Group of Cos., Inc.*	86,660	343,174
Lee Enterprises, Inc.	36,000	14,760
Regal Entertainment Group, Class A	83,554	853,086
Scholastic Corp.	3,500	47,530
Sinclair Broadcast Group, Inc., Class A	54,600	169,260
Valassis Communications, Inc.*	6,600	8,712

		2,534,638

Metals & Mining 0.5%
Compass Minerals International, Inc.	8,800	516,208
Olympic Steel, Inc.	3,900	79,443
Royal Gold, Inc.	4,100	201,761
Steel Dynamics, Inc.	28,358	317,042
Worthington Industries, Inc.	23,500	258,970

		1,373,424

2008 Annual Report 13

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Multi-Utility 1.0%
CMS Energy Corp.	70,660	$713,666
Vectren Corp.	74,750	1,869,497

		2,583,163

Natural Gas Utility 1.3%
Laclede Group, Inc. (The)	4,500	210,780
New Jersey Resources Corp.	30,750	1,210,012
Piedmont Natural Gas Co.	9,000	285,030
South Jersey Industries, Inc.	11,400	454,290
Southwest Gas Corp.	31,300	789,386
WGL Holdings, Inc.	15,300	500,157

		3,449,655

Oil, Gas & Consumable Fuels 1.3%
Cabot Oil & Gas Corp.	36,760	955,760
Callon Petroleum Co.*	4,400	11,440
Comstock Resources, Inc.*	10,500	496,125
Energy Partners Ltd.*	5,156	6,961
Foundation Coal Holdings, Inc.	28,370	397,747
Harvest Natural Resources, Inc.*	9,800	42,140
Infinity Bio-Energy Ltd.*	155,500	20,215
Knightsbridge Tankers Ltd.	12,800	187,520
McMoRan Exploration Co.*	8,900	87,220
Rosetta Resources, Inc.*	5,400	38,232
Stone Energy Corp.*	25,365	279,522
Swift Energy Co.*	11,000	184,910
Toreador Resources Corp.*	2,100	11,529
VAALCO Energy, Inc.*	19,000	141,360
Whiting Petroleum Corp.*	16,330	546,402

		3,407,083

Paper & Forest Products 0.2%
Buckeye Technologies, Inc.*	55,500	202,020
Schweitzer-Mauduit International, Inc.	16,300	326,326

		528,346

Personal Products 0.1%
Prestige Brands Holdings, Inc.*	23,600	248,980

Pharmaceuticals 1.2%
Auxilium Pharmaceuticals, Inc.*	3,700	105,228
Cypress Bioscience, Inc.*	4,400	30,096
Endo Pharmaceuticals Holdings, Inc.*	32,350	837,218
Par Pharmaceutical Cos., Inc.*	3,500	46,935
Perrigo Co.	9,900	319,869
ULURU, Inc.*	3,000	840
Valeant Pharmaceuticals International*	6,300	144,270
ViroPharma, Inc.*	115,050	1,497,951

		2,982,407

Professional Services 2.6%
COMSYS IT Partners, Inc.*	9,000	20,160
CRA International, Inc.*	2,900	78,097
Duff & Phelps Corp., Class A*	114,045	2,180,541
Kforce, Inc.*	14,200	109,056
Manpower, Inc.	24,960	848,390
School Specialty, Inc.*	1,200	22,944
Spherion Corp.*	30,500	67,405
Volt Information Sciences, Inc.*	247,825	1,791,775
Watson Wyatt Worldwide, Inc., Class A	35,800	1,711,956

		6,830,324

Real Estate Investment Trusts 4.7%
American Campus Communities, Inc.	7,200	147,456
Anthracite Capital, Inc.	53,500	119,305
Anworth Mortgage Asset Corp.	40,700	261,701
Arbor Realty Trust, Inc.	14,800	43,660
Ashford Hospitality Trust, Inc.	31,800	36,570
Associated Estates Realty Corp.	8,600	78,518
BioMed Realty Trust, Inc.	29,300	343,396
Capital Trust, Inc., Class A	5,900	21,240
DCT Industrial Trust, Inc.	87,000	440,220
DiamondRock Hospitality Co.	42,600	215,982
Education Realty Trust, Inc.	146,100	762,642
Entertainment Properties Trust	18,800	560,240
Equity Lifestyle Properties, Inc.	9,700	372,092
Extra Space Storage, Inc.	15,000	154,800
First Potomac Realty Trust	18,500	172,050
Glimcher Realty Trust	32,300	90,763
Healthcare Realty Trust, Inc.	48,790	1,145,589
Hersha Hospitality Trust	13,000	39,000
Home Properties, Inc.	3,300	133,980
Inland Real Estate Corp.	22,500	292,050
Lexington Realty Trust	123,800	619,000
LTC Properties, Inc.	16,000	324,480
Macerich Co. (The)	43,211	784,712
Maguire Properties, Inc.*	7,600	11,096
MFA Financial, Inc.	130,500	768,645
National Retail Properties, Inc.	50,100	861,219
NorthStar Realty Finance Corp.	50,800	198,628
Omega Healthcare Investors, Inc.	32,500	519,025
Parkway Properties, Inc.	28,300	509,400
Pennsylvania Real Estate Investment Trust	21,500	160,175
PS Business Parks, Inc.	1,400	62,524
Resource Capital Corp.	13,800	52,854
Saul Centers, Inc.	11,300	446,350
Senior Housing Properties Trust	55,500	994,560
Strategic Hotels & Resorts, Inc.	39,400	66,192
Sun Communities, Inc.	14,800	207,200
Sunstone Hotel Investors, Inc.	30,400	188,176

		12,205,490

Road & Rail 0.8%
Arkansas Best Corp.	9,600	289,056
Celadon Group, Inc.*	74,438	634,956
Con-way, Inc.	30,980	824,068

14 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Road & Rail (continued)

Marten Transport Ltd.*	10,100	$191,496

		1,939,576

Semiconductors & Semiconductor Equipment 2.5%
Advanced Energy Industries, Inc.*	8,500	84,575
Amkor Technology, Inc.*	32,000	69,760
Applied Micro Circuits Corp.*	23,375	91,864
Asyst Technologies, Inc.*	42,200	10,550
Brooks Automation, Inc.*	7,300	42,413
Cirrus Logic, Inc.*	18,400	49,312
Cohu, Inc.	2,300	27,945
DSP Group, Inc.*	13,700	109,874
Entegris, Inc.*	30,338	66,440
FEI Co.*	5,800	109,388
IXYS Corp.	8,600	71,036
Kulicke & Soffa Industries, Inc.*	13,600	23,120
Lam Research Corp.*	54,010	1,149,333
Lattice Semiconductor Corp.*	16,900	25,519
Linear Technology Corp.	22,000	486,640
MKS Instruments, Inc.*	14,900	220,371
Novellus Systems, Inc.*	41,010	506,063
NVIDIA Corp.*	140,190	1,131,333
Pericom Semiconductor Corp.*	3,900	21,372
Photronics, Inc.*	5,900	11,505
PMC — Sierra, Inc.*	67,600	328,536
RF Micro Devices, Inc.*	15,800	12,324
Semtech Corp.*	10,100	113,827
Silicon Image, Inc.*	197,680	830,256
Silicon Storage Technology, Inc.*	10,000	22,900
Skyworks Solutions, Inc.*	76,600	424,364
Standard Microsystems Corp.*	8,300	135,622
TriQuint Semiconductor, Inc.*	53,800	185,072
Zoran Corp.*	24,900	170,067

		6,531,381

Software 3.2%
Actuate Corp.*	222,500	658,600
Aspen Technology, Inc.*	39,700	294,574
Citrix Systems, Inc.*	23,060	543,524
Commvault Systems, Inc.*	48,340	648,239
JDA Software Group, Inc.*	8,000	105,040
Macrovision Solutions Corp.*	75,800	958,870
Mentor Graphics Corp.*	21,100	109,087
Parametric Technology Corp.*	12,020	152,053
Progress Software Corp.*	8,000	154,080
Quest Software, Inc.*	8,300	104,497
Solera Holdings, Inc.*	61,200	1,474,920
SPSS, Inc.*	2,400	64,704
Sybase, Inc.*	91,300	2,261,501
Take-Two Interactive Software, Inc.	9,100	68,796
THQ, Inc.*	141,678	593,631
TIBCO Software, Inc.*	11,400	59,166

		8,251,282

Specialty Retail 3.0%
Aaron Rents, Inc.	3,550	94,501
American Eagle Outfitters, Inc.	41,530	388,721
Brown Shoe Co., Inc.	24,700	209,209
Cato Corp. (The), Class A	9,000	135,900
Charming Shoppes, Inc.*	206,617	504,145
Collective Brands, Inc.*	18,600	217,992
Conn’s, Inc.*	7,800	66,144
Dress Barn, Inc.*	17,300	185,802
Finish Line (The), Class A	27,600	154,560
Gymboree Corp.*	12,200	318,298
J Crew Group, Inc.*	87,200	1,063,840
Jo-Ann Stores, Inc.*	3,100	48,019
JOS. A. Bank Clothiers, Inc.*	21,500	562,225
Monro Muffler, Inc.	53,890	1,374,195
Pacific Sunwear of California, Inc.*	4,242	6,745
Rent-A-Center, Inc.*	65,800	1,161,370
Shoe Carnival, Inc.*	11,400	108,870
Stage Stores, Inc.	17,175	141,694
Systemax, Inc.	12,000	129,240
Urban Outfitters, Inc.*	59,810	895,954

		7,767,424

Textiles, Apparel & Luxury Goods 0.9%
Deckers Outdoor Corp.*	3,000	239,610
Maidenform Brands, Inc.*	19,200	194,880
Movado Group, Inc.	6,700	62,913
Oxford Industries, Inc.	2,000	17,540
Perry Ellis International, Inc.*	17,850	113,169
Phillips-Van Heusen Corp.	74,930	1,508,341
Quiksilver, Inc.*	5,400	9,936
Skechers U.S.A., Inc., Class A*	8,300	106,406
Warnaco Group, Inc. (The)*	8,700	170,781

		2,423,576

Thrifts & Mortgage Finance 2.4%
Astoria Financial Corp.	78,100	1,287,088
Berkshire Hills Bancorp, Inc.	700	21,602
Brookline Bancorp, Inc.	24,100	256,665
Dime Community Bancshares	10,650	141,645
Federal Agricultural Mortgage Corp., Class C	36,200	126,700
First Financial Holdings, Inc.	7,100	143,704
First Niagara Financial Group, Inc.	50,596	818,137
First Place Financial Corp.	800	3,064
FirstFed Financial Corp.*	6,300	11,025
Flushing Financial Corp.	87,090	1,041,597
Ocwen Financial Corp.*	13,400	123,012
Provident Financial Services, Inc.	23,600	361,080
United Community Financial Corp.	37,481	33,733
Washington Federal, Inc.	100,850	1,508,716
WSFS Financial Corp.	5,000	239,950

		6,117,718

2008 Annual Report 15

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Tobacco 0.1%
Universal Corp.	9,700	$289,739

Trading Companies & Distributors 0.6%
Aceto Corp.	6,400	64,064
Applied Industrial Technologies, Inc.	52,850	999,922
Rush Enterprises, Inc., Class A*	52,300	448,211
Watsco, Inc.	4,200	161,280

		1,673,477

Water Utility 0.2%
American States Water Co.	4,200	138,516
California Water Service Group	6,200	287,866

		426,382

Wireless Telecommunication Services 0.7%
Centennial Communications Corp.*	41,000	330,460
Syniverse Holdings, Inc.*	111,550	1,331,908
USA Mobility, Inc.	3,600	41,652

		1,704,020

Total Common Stocks (cost $318,642,008)		245,611,979

U.S. Government Sponsored & Agency Obligation 0.2% (a)

U.S. Treasury Notes, 3.13%, 11/30/09	525,000	538,022

Total U.S. Government Sponsored & Agency Obligations (cost $536,902)		538,022

Warrants 0.0% (b)

Health Care Providers & Services 0.0%
Hythiam, Inc., Expiring 11/06/12*	19,000	0

Total Warrants (cost $ — )		0

Mutual Fund 2.8% (c)

	Shares	Market Value

Money Market Fund 2.8%
AIM Liquid Assets Portfolio 1.56%	7,186,597	7,186,597

Total Mutual Fund (cost $7,186,597)		7,186,597

Total Investments (cost $326,365,507) (d) — 98.3%		253,336,597

Other assets in excess of liabilities — 1.7%		4,313,549

NET ASSETS — 100.0%		$257,650,096

*	Denotes a non-income producing security.

(a)	All or a part of the security was pledged as collateral for futures contracts as of December 31, 2008.

(b)	Fair Valued Security.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2008. The maturity date represents the actual maturity date.

(d)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

IT	Italy

Ltd	Limited

SA	Stock Company

At December 31, 2008, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of	Long		Covered by	Appreciation/
Contracts	Contracts*	Expiration	Contracts	Depreciation

57	Russell 2000 Mini Futures	03/20/09	$2,838,030	$162,900

The accompanying notes are an integral part of these financial statements.

16 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT
Multi-Manager Small
Cap Value Fund

Assets:
Investments, at value (cost $326,365,507)	$253,336,597
Cash	3,372,139
Interest and dividends receivable	493,300
Receivable for capital shares issued	78,644
Receivable for investments sold	2,730,209
Variation margin receivable	101,451
Prepaid expenses and other assets	1,294

Total Assets	260,113,634

Liabilities:
Payable for investments purchased	1,291,951
Payable for capital shares redeemed	963,541
Accrued expenses and other payables:
Investment advisory fees	103,419
Fund administration fees	10,288
Distribution fees	4,261
Administrative services fees	32,192
Custodian fees	6,973
Trustee fees	2,423
Compliance program costs (Note 3)	4,944
Professional fees	13,642
Printing fees	22,341
Other	7,563

Total Liabilities	2,463,538

Net Assets	$257,650,096

Represented by:
Capital	$414,882,758
Accumulated undistributed net investment income	1,076,195
Accumulated net realized losses from investment and futures transactions	(85,442,847)
Net unrealized appreciation/(depreciation) from investments	(73,028,910)
Net unrealized appreciation/(depreciation) from futures	162,900

Net Assets	$257,650,096

Net Assets:
Class I Shares	$203,855,899
Class II Shares	21,181,023
Class III Shares	506,519
Class IV Shares	23,344,639
Class Y Shares	8,762,016

Total	$257,650,096

Shares outstanding (unlimited number of shares authorized):
Class I Shares	30,816,288
Class II Shares	3,240,068
Class III Shares	76,430
Class IV Shares	3,529,275
Class Y Shares	1,324,951

Total	38,987,012

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 17

Statement of Assets and Liabilities (Continued)

NVIT
Multi-Manager Small
Cap Value Fund

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.62
Class II Shares	$6.54
Class III Shares	$6.63
Class IV Shares	$6.61
Class Y Shares	$6.61

The accompanying notes are an integral part of these financial statements.

18 Annual Report 2008

Statement of Operations
For the Year Ended December 31, 2008

NVIT
Multi-Manager Small
Cap Value Fund

INVESTMENT INCOME:
Interest income	$16,112
Dividend income	8,748,600
Foreign tax withholding	(3,060)

Total Income	8,761,652

EXPENSES:
Investment advisory fees	3,270,311
Fund administration fees	172,280
Distribution fees Class II Shares	75,547
Administrative services fees Class I Shares	350,709
Administrative services fees Class II Shares	33,249
Administrative services fees Class III Shares	1,072
Administrative services fees Class IV Shares	50,937
Custodian fees	52,789
Trustee fees	8,623
Compliance program costs (Note 3)	5,198
Professional fees	36,703
Printing fees	104,803
Other	35,285

Total expenses before waived expenses and earnings credit	4,197,506

Earnings credit (Note 5)	(26,486)
Investment advisory fees waived	(100,551)

Net Expenses	4,070,469

NET INVESTMENT INCOME	4,691,183

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(73,620,477)
Net realized losses from futures transactions	(3,632,330)

Net realized losses from investment and futures transactions	(77,252,807)

Net change in unrealized appreciation/(depreciation) from investments	(62,716,497)
Net change in unrealized appreciation/(depreciation) from futures	179,083

Net change in unrealized appreciation/(depreciation) from investments and futures	(62,537,414)

Net realized/unrealized losses from investments and futures	(139,790,221)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(135,099,038)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 19

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Value
	Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$4,691,183	$3,940,373
Net realized gains (losses) from investment and futures transactions	(77,252,807)	57,421,688
Net change in unrealized appreciation/(depreciation) from investments and futures	(62,537,414)	(97,181,623)

Change in net assets resulting from operations	(135,099,038)	(35,819,562)

Distributions to Shareholders From:
Net investment income:
Class I	(3,324,987)	(5,625,747)
Class II	(273,709)	(422,572)
Class III	(7,509)	(14,321)
Class IV	(359,893)	(571,422)
Class Y (a)	(68,434)	–
Net realized gains:
Class I	–	(61,344,302)
Class II	–	(5,656,029)
Class III	–	(147,730)
Class IV	–	(6,062,465)
Class Y (a)	–	–

Change in net assets from shareholder distributions	(4,034,532)	(79,844,588)

Change in net assets from capital transactions	(93,511,195)	(90,181,317)

Change in net assets	(232,644,765)	(205,845,467)

Net Assets:
Beginning of year	$490,294,861	$696,140,328

End of year	$257,650,096	$490,294,861

Accumulated undistributed net investment income at end of year	$1,076,195	$948

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$18,269,869	$16,216,652
Dividends reinvested	3,324,987	66,969,844
Cost of shares redeemed	(114,576,564)	(163,358,248)

Total Class I	(92,981,708)	(80,171,752)

Class II Shares
Proceeds from shares issued	4,586,527	3,476,522
Dividends reinvested	273,709	6,078,587
Cost of shares redeemed	(9,738,590)	(18,288,308)

Total Class II	(4,878,354)	(8,733,199)

Class III Shares
Proceeds from shares issued	151,780	128,284
Dividends reinvested	7,509	162,051
Cost of shares redeemed	(380,479)	(542,925)

Total Class III	(221,190)	(252,590)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

20 Annual Report 2008

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Value
	Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$1,188,513	$2,599,055
Dividends reinvested	359,893	6,633,878
Cost of shares redeemed	(7,525,521)	(10,256,709)

Total Class IV	(5,977,115)	(1,023,776)

Class Y Shares (a)
Proceeds from shares issued	10,775,049	–
Dividends reinvested	68,434	–
Cost of shares redeemed	(296,311)	–

Total Class Y	10,547,172	–

Change in net assets from capital transactions	$(93,511,195)	$(90,181,317)

SHARE TRANSACTIONS:
Class I Shares
Issued	2,088,465	1,299,008
Reinvested	415,216	6,290,854
Redeemed	(13,195,479)	(13,223,151)

Total Class I Shares	(10,691,798)	(5,633,289)

Class II Shares
Issued	535,915	281,574
Reinvested	35,263	579,300
Redeemed	(1,179,956)	(1,489,109)

Total Class II Shares	(608,778)	(628,235)

Class III Shares
Issued	18,530	10,000
Reinvested	953	15,184
Redeemed	(43,247)	(44,054)

Total Class III Shares	(23,764)	(18,870)

Class IV Shares
Issued	146,213	224,930
Reinvested	45,601	623,802
Redeemed	(878,772)	(835,141)

Total Class IV Shares	(686,958)	13,591

Class Y Shares (a)
Issued	1,351,099	–
Reinvested	9,674	–
Redeemed	(35,822)	–

Total Class Y Shares	1,324,951	–

Total change in shares	(10,686,347)	(6,266,803)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 21

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the years indicated)

NVIT Multi-Manager Small Cap Value Fund

		Operations			Distributions							Ratios / Supplemental Data

													Ratio of
			Net Realized										Net
			and										Investment	Ratio of
			Unrealized									Ratio of	Income	Expenses
	Net Asset	Net	Gains								Net	Expenses	(Loss) to	(Prior to
	Value,	Investment	(Losses)		Net	Net			Net Asset		Assets at	to Average	Average	Reimbursements)
	Beginning	Income	from	Total from	Investment	Realized	Total	Redemption	Value, End	Total	End of	Net	Net	to Average Net		Portfolio
	of Year	(Loss)	Investments	Operations	Income	Gains	Distributions	Fees	of Year	Return	Year	Assets	Assets	Assets (a)		Turnover (b)

Class I Shares
Year Ended December 31, 2008	$9.88	0.12	(3.28)	(3.16)	(0.10)	–	(0.10)	–	$6.62	(32.15%)	$203,855,899	1.08%	1.29%	1.10%		119.80%
Year Ended December 31, 2007	$12.45	0.10	(0.87)	(0.77)	(0.15)	(1.65)	(1.80)	–	$9.88	(6.89%)	$410,073,252	1.14%	0.66%	1.14%		94.94%
Year Ended December 31, 2006	$11.53	0.07	1.91	1.98	(0.06)	(1.00)	(1.06)	–	$12.45	17.29%	$587,083,741	1.13%	0.47%	1	.13%(c)	115.12%
Year Ended December 31, 2005	$12.62	0.03	0.35	0.38	(0.01)	(1.46)	(1.47)	–	$11.53	3.07%	$634,107,304	1.12%	0.09%	1	.12%(c)	188.69%
Year Ended December 31, 2004	$11.56	(0.01)	2.01	2.00	–	(0.94)	(0.94)	–	$12.62	17.30%	$754,412,080	1.11%	(0.09%)	1	.11%(c)	132.11%

Class II Shares
Year Ended December 31, 2008	$9.76	0.09	(3.23)	(3.14)	(0.08)	–	(0.08)	–	$6.54	(32.30%)	$21,181,023	1.32%	0.97%	1.35%		119.80%
Year Ended December 31, 2007	$12.34	0.06	(0.87)	(0.81)	(0.12)	(1.65)	(1.77)	–	$9.76	(7.23%)	$37,579,430	1.39%	0.38%	1.39%		94.94%
Year Ended December 31, 2006	$11.43	0.03	1.91	1.94	(0.03)	(1.00)	(1.03)	–	$12.34	17.10%	$55,228,598	1.38%	0.23%	1	.38%(c)	115.12%
Year Ended December 31, 2005	$12.55	(0.02)	0.36	0.34	–	(1.46)	(1.46)	–	$11.43	2.78%	$44,094,071	1.38%	(0.15%)	1	.38%(c)	188.69%
Year Ended December 31, 2004	$11.53	(0.03)	1.99	1.96	–	(0.94)	(0.94)	–	$12.55	17.00%	$41,804,271	1.36%	(0.30%)	1	.38%(c)	132.11%

Amounts designated as “-” are zero or have been rounded to zero.

(a)	During the year, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	There were no fee waivers/reimbursements during the year.

The accompanying notes are an integral part of these financial statements.

22 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the years indicated)

NVIT Multi-Manager Small Cap Value Fund (Continued)

		Operations			Distributions							Ratios / Supplemental Data

													Ratio of
			Net Realized										Net
			and										Investment	Ratio of
			Unrealized									Ratio of	Income	Expenses
	Net Asset	Net	Gains								Net	Expenses	(Loss) to	(Prior to
	Value,	Investment	(Losses)		Net	Net			Net Asset		Assets at	to Average	Average	Reimbursements)
	Beginning	Income	from	Total from	Investment	Realized	Total	Redemption	Value, End	Total	End of	Net	Net	to Average Net		Portfolio
	of Year	(Loss)	Investments	Operations	Income	Gains	Distributions	Fees	of Year	Return	Year	Assets	Assets	Assets (a)		Turnover (b)

Class III Shares
Year Ended December 31, 2008	$9.90	0.12	(3.29)	(3.17)	(0.10)	–	(0.10)	–	$6.63	(32.21%)	$506,519	1.12%	1.34%	1.14%		119.80%
Year Ended December 31, 2007	$12.48	0.10	(0.88)	(0.78)	(0.15)	(1.65)	(1.80)	–	$9.90	(6.92%)	$991,682	1.11%	0.68%	1.12%		94.94%
Year Ended December 31, 2006	$11.55	0.07	1.92	1.99	(0.06)	(1.00)	(1.06)	–	$12.48	17.37%	$1,485,343	1.12%	0.47%	1	.12%(c)	115.12%
Year Ended December 31, 2005	$12.64	0.03	0.35	0.38	(0.01)	(1.46)	(1.47)	–	$11.55	3.06%	$1,445,191	1.13%	0.08%	1	.13%(c)	188.69%
Year Ended December 31, 2004	$11.57	(0.01)	2.02	2.01	–	(0.94)	(0.94)	–	$12.64	17.37%	$2,029,050	1.11%	(0.09%)	1	.11%(c)	132.11%

Class IV Shares
Year Ended December 31, 2008	$9.88	0.11	(3.28)	(3.17)	(0.10)	–	(0.10)	–	$6.61	(32.27%)	$23,344,639	1.11%	1.21%	1.14%		119.80%
Year Ended December 31, 2007	$12.45	0.09	(0.86)	(0.77)	(0.15)	(1.65)	(1.80)	–	$9.88	(6.92%)	$41,650,497	1.10%	0.67%	1.11%		94.94%
Year Ended December 31, 2006	$11.53	0.07	1.91	1.98	(0.06)	(1.00)	(1.06)	–	$12.45	17.40%	$52,342,646	1.12%	0.48%	1	.12%(c)	115.12%
Year Ended December 31, 2005	$12.62	0.03	0.35	0.38	(0.01)	(1.46)	(1.47)	–	$11.53	3.07%	$52,727,490	1.12%	0.10%	1	.12%(c)	188.69%
Year Ended December 31, 2004	$11.56	(0.01)	2.01	2.00	–	(0.94)	(0.94)	–	$12.62	17.30%	$58,521,319	1.11%	(0.08%)	1	.11%(c)	132.11%

Amounts designated as “-” are zero or have been rounded to zero.

(a)	During the year, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	There were no fee waivers/reimbursements during the year.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 23

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period indicated)

NVIT Multi-Manager Small Cap Value Fund (Continued)

		Operations			Distributions							Ratios / Supplemental Data

Ratio of
			Net Realized										Net
			and										Investment	Ratio of
			Unrealized									Ratio of	Income	Expenses
	Net Asset	Net	Gains								Net	Expenses	(Loss) to	(Prior to
	Value,	Investment	(Losses)		Net	Net			Net Asset		Assets at	to Average	Average	Reimbursements)
	Beginning	Income	from	Total from	Investment	Realized	Total	Redemption	Value, End	Total	End of	Net	Net	to Average Net	Portfolio
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Assets (b)	Assets (b)	Assets (b)(c)	Turnover (d)

Class Y Shares
Period Ended December 31, 2008 (e)	$9.29	0.06	(2.65)	(2.59)	(0.09)	–	(0.09)	–	$6.61	(28.01%)	$8,762,016	0.98%	1.19%	1.01%	119.80%
Amounts designated as “-” are zero or have been rounded to zero.

(a)	Not annualized.
(b)	Annualized.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

24 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Multi-Manager Small Cap Value Fund (the “Fund”) (formerly “Nationwide Multi-Manager NVIT Small Cap Value Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 25

Notes to Financial Statements (Continued)
December 31, 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

26 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$252,778,359	$162,900	$558,238	$—	$—	$—	$253,336,597	$162,900

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

2008 Annual Report 27

Notes to Financial Statements (Continued)
December 31, 2008

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares

28 Annual Report 2008

of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisors

- Aberdeen Asset Management, Inc.

- Epoch Investment Partners, Inc.

- JPMorgan Investment Management Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

Up to $200 million	0.90%

$200 million or more	0.85%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $1,950,134 for the year ended December 31, 2008.

The Trust and the Adviser have entered into a written agreement waiving management fees in the amount of 0.03%, as a percentage of the Fund’s daily average net assets, for all share classes of the Fund. This agreement may be terminated at any time. The Adviser may not collect on, or make claim for, such waived fees at any time in the future.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately

2008 Annual Report 29

Notes to Financial Statements (Continued)
December 31, 2008

Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, Class II and Class III and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2008, NFS received $585,486 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $5,198.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $41 from Class III.

For the year ended December 31, 2007, the Fund had no contributions to capital due to redemption fees from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances

30 Annual Report 2008

are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $435,527,143 and sales of $530,187,071.

For the year ended December 31, 2008, the Fund had purchases of $2,140,417 and sales of $1,854,864 of U.S. government securities.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

2008 Annual Report 31

Notes to Financial Statements (Continued)
December 31, 2008

9. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

10. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total		Total
	Ordinary	Long-Term	Taxable	Return of	Distributions
Year	Income	Capital Gains	Distributions	Capital	Paid

2008	$4,034,532	$—	$4,034,532		$4,034,532

2007	29,654,907	47,970,580	77,625,487	$2,219,101	79,844,588

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$1,076,195	$—	$1,076,195	$—	$(79,634,945)	$(78,673,912)	$(157,232,662)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$332,010,509	$10,961,792	$(89,635,704)	$(78,673,912)

32 Annual Report 2008

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$24,854,991	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $54,779,954.

2008 Annual Report 33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Small Cap Value Fund (formerly Nationwide Multi-Manager NVIT Small Cap Value Fund) (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

34 Annual Report 2008

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 87.85% of income dividends that qualify for the dividends received deduction available to corporations.

2008 Annual Report 35

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

36 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 37

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

38 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 39

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

40 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 41

NVIT Multi-Manager Small Company Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

10	Statement of Investments

26	Statement of Assets and Liabilities

28	Statement of Operations

29	Statements of Changes in Net Assets

31	Financial Highlights

32	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MM-SCO (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

Small-company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

The Fund may purchase securities in initial public offerings, which can be very volatile and carry high transaction costs.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the smallest 2,000 U.S. companies in the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies, based on market capitalization.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please call 1-800-848-6331 to request a prospectus. Please read it carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Aberdeen Asset Management Inc.; American Century Investment Management, Inc.; Gartmore Global Partners; Morgan Stanley Investment Management Inc.; Neuberger Berman Management Inc.; Putnam Investment Management, LLC; or Waddell & Reed Investment Management Co.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Multi-Manager Small Company Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Multi-Manager Small Company Fund (Class I at NAV) registered -38.19% versus -33.79% for its benchmark, the Russell 2000® Index. For broader comparison, the average return for the Fund’s Lipper peer category of Small-Cap Core Funds (consisting of 130 funds as of December 31, 2008) was -35.54% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

In general, the volatile stock market that persisted through the end of the reporting period did not help small-capitalization stocks, which finished the period with substantial losses. Some relative bright spots existed, however. Overall, favorable stock selection in the basic materials, health-care and consumer staples sectors benefited Fund performance during the reporting period.

The main positive contributor to relative Fund performance during the reporting period was the Fund’s position in Rock-Tenn Co., a packaging products manufacturer. Rock-Tenn advanced sharply as falling energy prices in the second half of the reporting period reduced production costs and the company acquired Southern Container Corp.

In the health-care sector, stock selection among health-care services providers contributed the most to relative Fund performance during the reporting period. Among the best performers were the Fund’s holdings in Apria Healthcare Group Inc. – a home health-care provider acquired by The Blackstone Group L.P. in the second half of the reporting period – and Sciele Pharma Inc., a pharmaceutical firm that announced it was to be acquired by Shionogi & Co., Ltd. The news of both acquisitions provided a boost to the stock prices of both companies.

Relative Fund performance was helped by the Fund’s holdings in distribution company Spartan Stores, Inc. and consumer goods company Prestige Brands Holdings, Inc., both of which benefited from favorable investor sentiment during the reporting period. In addition, one area of favorable stock selection in the information technology sector helped relative Fund performance. Fund holding EPIQ Systems, Inc. – a provider of software for dealing with bankruptcy claims, assets, financial records and other data associated with liquidations and reorganizations – remained positioned to benefit from the increased need for that type of service. Another Fund holding that helped relative Fund performance was the health-care Internet software provider Athenahealth, Inc.

What areas of investment detracted from Fund performance?

Overall, Fund performance was hampered by stock selection in the information technology sector – particularly in the communications technology segment – as well as in the industrials and energy sectors.

In the information technology sector, Fund holdings in firms such as computer-component company SMART Modular Technologies (WWH), Inc. and electronics-component maker Technitrol, Inc. proved detrimental to Fund performance. Another detractor was Powerwave Technologies, Inc., which supplies wireless solutions for wireless communications networks. The Fund’s exposure to Powerwave Technologies was minimized during the reporting period.

A notable detractor from Fund performance was a holding in the industrials sector, namely Robbins & Myers, Inc., a company that produces fluid management systems for the oil and gas industries. Both of these industries came under pressure when energy prices slumped during the second half of the reporting period. Stock selection among energy producers and energy services and equipment providers detracted from relative Fund performance. Fund holding Chicago Bridge & Iron Co. N.V., an industrials-sector security, also underperformed significantly during the second half of the reporting period. Chicago Bridge & Iron, an engineering and construction firm, was positioned to benefit from the capital spending for energy-related projects around the world; the sell-off in commodities put intense pressure on the company’s stock price.

4 Annual Report 2008

What is your outlook for the near term?

The economic problems from 2008 clearly will remain prominent in 2009. We are cautiously optimistic about the Fund’s prospects for the future, however, given the sold-out position of the markets and the enormous amount of stimulus in the economic system. The initial news is disconcerting as economic data, such as the unemployment rate and corporate profits, are likely to get worse. The hope, however, is that as upcoming data becomes more anticipated and understood, it should create less volatility in the financial markets. The timing and magnitude of the expected rise in stocks depends in large part on how successful the policymakers are at stabilizing the economy and credit markets as well as encouraging banks to lend again. With credit likely remaining relatively impaired for the foreseeable future, stable companies with strong cash positions appear to be more desirable. A tender and fragile financial system is likely to prevent a smooth and accelerating upward path for the small-cap sector of the market. Nevertheless, valuations are much improved, and the balance sheets of companies held by the Fund are solid.

Looking at the world from a stock-market perspective, we find that we have much greater room for optimism, because the stock market typically discounts ahead of turns in the broader economy. Recent market shocks and financial crises have created attractive investment opportunities. If the credit markets can return to some level of normalcy and the economy begins to stabilize, the declines in stock prices will present a buying opportunity. We believe that the U.S. markets could lead this trend, because fewer barriers exist to rapid restructuring as compared to those in other countries. Stock valuations are exceedingly low, given the near deflationary and near-zero interest-rate environment. Earnings expectations have begun to drop, a process that we believe will continue, and these more realistic valuation expectations lead us to be more positive on the market outlook as a whole.

The following subadvisers each manage a portion (“sleeve”) of the Fund’s assets:

Subadviser:
Aberdeen Asset Management Inc.

Portfolio Managers:
Jason Kotik, CFA and Michael Manzo, CFA

Subadviser:
American Century Investment Management, Inc.

Portfolio Managers:
Brian Ertley, Melissa Fong, Thomas P. Vaiana and Wilhelmine von Turk

Subadviser:
Gartmore Global Partners

Portfolio Manager:
Michael J. Gleason

Subadviser:
Morgan Stanley Investment Management Inc.

Portfolio Managers:
Sam Chainani, David Cohen, Dennis Lynch, Alexander Norton and Jason Yeung

Subadviser:
Neuberger Berman Management Inc.

Portfolio Managers:
Robert D’Alelio and Judith M. Vale

Subadviser:
Putnam Investment Management, LLC

Portfolio Managers:
Michael C. Petro and Edward T. Shadek, Jr.

Subadviser:
Waddell & Reed Investment Management Co.

Portfolio Managers:
Kenneth McQuade and Mark G. Seferovich

2008 Annual Report 5

Fund Performance	NVIT Multi-Manager Small Company Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Expense
	1 Yr.	5 Yr.	10 Yr.	Ratio*

Class I2	-38.19%	-1.11%	4.90%	1.19%

Class II3	-38.35%	-1.36%	4.64%	1.42%

Class III[3]	-38.16%	-1.10%	4.91%	1.21%

Class IV3	-38.19%	-1.11%	4.90%	1.17%

Class Y3	-38.09%	-1.08%	4.91%	1.02%

*	As of December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

[3]	These returns until the creation of the Class II shares (March 5, 2002), Class III shares (July 1, 2002), Class IV shares (April 28, 2003) and Class Y shares (March 27, 2008) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II, Class III, Class IV and Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I shares. Class Y shares’ annual returns have not been restated to reflect lower expenses for that class than apply to Class I shares. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Multi-Manager Small Company Fund versus performance of the Russell 2000 Index (Russell 2000)(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Russell 2000 is an unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the smallest 2,000 U.S. companies in the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies, based on market capitalization.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

6 Annual Report 2008

Shareholder	NVIT Multi-Manager Small Company Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

2008 Annual Report 7

Shareholder	NVIT Multi-Manager Small Company Fund
Expense Example
Continued

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

NVIT			Beginning	Ending	Expenses Paid	Annualized
Multi-Manager			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Small Company Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class I	Actual		1,000.00	684.70	5.17	1.22
	Hypothetical	[b]	1,000.00	1,019.00	6.21	1.22

Class II	Actual		1,000.00	683.60	6.22	1.47
	Hypothetical	[b]	1,000.00	1,017.75	7.48	1.47

Class III	Actual		1,000.00	684.70	5.29	1.25
	Hypothetical	[b]	1,000.00	1,018.85	6.36	1.25

Class IV	Actual		1,000.00	684.90	5.17	1.22
	Hypothetical	[b]	1,000.00	1,019.00	6.21	1.22

Class Y	Actual		1,000.00	685.80	4.53	1.07
	Hypothetical	[b]	1,000.00	1,019.76	5.45	1.07

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

8 Annual Report 2008

Portfolio Summary	NVIT Multi-Manager Small Company Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	93.8%
Mutual Fund	4.1%
Exchange Traded Funds	0.6%
Other assets in excess of liabilities	1.5%

100.0%

Top Industries

Insurance	6.1%
Software	5.8%
Money Market Fund	4.1%
Commercial Banks	3.8%
Health Care Equipment & Supplies	3.6%
Internet Software & Services	3.5%
Machinery	3.4%
Oil, Gas & Consumable Fuels	3.6%
Health Care Providers & Services	3.1%
Hotels, Restaurants & Leisure	3.0%
Other	60.0%

100.0%

Top Holdings

AIM Liquid Assets Portfolio	4.1%
athenahealth, Inc.	0.9%
Blackboard, Inc.	0.9%
Alberto-Culver Co.	0.7%
Aspen Insurance Holdings Ltd.	0.7%
Bankrate, Inc.	0.7%
O’Reilly Automotive, Inc.	0.7%
Hanover Insurance Group, Inc. (The)	0.6%
FactSet Research Systems, Inc.	0.6%
Commvault Systems, Inc.	0.6%
Other	89.5%

100.0%

Top Countries

United States	76.5%
Japan	6.4%
United Kingdom	2.6%
Bermuda	2.5%
China	1.2%
Germany	1.2%
Australia	0.9%
Italy	0.8%
France	0.6%
Switzerland	0.6%
Other	6.7%

100.0%

2008 Annual Report 9

Statement of Investments
December 31, 2008

NVIT Multi-Manager Small Company Fund

Common Stocks 93.8%

	Shares	Market Value

ARGENTINA 0.1%
Internet Software & Services 0.1%
MercadoLibre, Inc.*	23,201	$380,728

AUSTRALIA 0.7% (a)
Capital Markets 0.0%
Babcock & Brown Capital Ltd.*	101,236	77,427

Commercial Services & Supplies 0.0%
Mineral Resources Ltd.	44,598	68,767

Construction & Engineering 0.1%
Ausenco Ltd.	47,048	72,490
Monadelphous Group Ltd.	50,000	236,186

		308,676

Health Care Providers & Services 0.1%
Healthscope Ltd.	166,070	513,487

Hotels, Restaurants & Leisure 0.1%
Flight Centre Ltd.	50,802	277,296

Insurance 0.1%
Tower Australia Group Ltd.	238,197	415,711

Internet & Catalog Retail 0.1%
Wotif.com Holdings Ltd.	55,425	142,811

Metals & Mining 0.0%
Mincor Resources NL	210,268	105,278

Multiline Retail 0.1%
David Jones Ltd.	131,425	293,012

Oil, Gas & Consumable Fuels 0.0%
Beach Petroleum Ltd.	200,000	135,217

Real Estate Investment Trusts 0.0%
Tishman Speyer Office Fund	180,000	21,702

Real Estate Management & Development 0.0%
Sunland Group Ltd.	68,601	35,579

Specialty Retail 0.1%
JB Hi-Fi Ltd.	55,951	380,596

Trading Companies & Distributors 0.0%
Emeco Holdings Ltd.	200,000	39,987

		2,815,546

AUSTRIA 0.1% (a)
Energy Equipment & Services 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	7,466	232,491

BELGIUM 0.4%
Diversified Financial Services 0.1% (a)
GIMV NV	9,630	416,412

Food Products 0.0% (a)
SIPEF SA NV	3,000	77,931

Oil, Gas & Consumable Fuels 0.1% (a)
Euronav NV	24,464	336,290

Wireless Telecommunication Services 0.2% (a)
Mobistar SA	10,953	790,003

		1,620,636

BERMUDA 2.5%
Household Durables 0.0%
Helen of Troy Ltd.*	4,105	71,263

Insurance 2.1%
Allied World Assurance Co. Holdings Ltd.	6,640	269,584
Arch Capital Group Ltd.*	7,300	511,730
Aspen Insurance Holdings Ltd.	115,255	2,794,934
Assured Guaranty Ltd.	25,700	292,980
Endurance Specialty Holdings Ltd.	50,050	1,528,026
IPC Holdings Ltd.	12,200	364,780
PartnerRe Ltd.	28,320	2,018,366
Platinum Underwriters Holdings Ltd.	12,472	449,990
Validus Holdings Ltd.	5,800	151,728

		8,382,118

Internet Software & Services 0.4%
VistaPrint Ltd.*	77,370	1,439,856

Oil, Gas & Consumable Fuels 0.0% (a)
Frontline Ltd.	3,500	102,817

		9,996,054

BRAZIL 0.1%
Household Durables 0.1%
Gafisa SA ADR	36,203	335,240

Real Estate Management & Development 0.0%
Brascan Residential Properties SA	118,674	125,750

		460,990

BRITISH VIRGIN ISLANDS 0.2%
Air Freight & Logistics 0.2%
UTi Worldwide, Inc.	59,610	854,807

Textiles, Apparel & Luxury Goods 0.0%
FGX International Holdings Ltd.*	1,232	16,928

		871,735

CANADA 0.4%
Commercial Services & Supplies 0.1%
Ritchie Bros Auctioneers, Inc.	23,400	501,228

Electronic Equipment & Instruments 0.1%
Celestica, Inc.*	45,017	207,528

Information Technology Services 0.0%
CGI Group, Inc., Class A*	4,767	37,183

10 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

CANADA (continued)

Internet Software & Services 0.0%
Open Text Corp.*	3,561	$107,293

Oil, Gas & Consumable Fuels 0.1%
Petrobank Energy & Resources Ltd.*	16,900	278,039

Textiles, Apparel & Luxury Goods 0.1%
Lululemon Athletica, Inc.*	45,889	363,900

		1,495,171

CAYMAN ISLANDS 0.1%
Insurance 0.1%
Greenlight Capital Re Ltd., Class A*	44,106	572,937

CHINA 1.2%
Automobiles 0.0% (a)
Dongfeng Motor Corp.	268,000	87,501
Great Wall Motor Co. Ltd.	240,000	84,142

		171,643

Diversified Consumer Services 0.1%
New Oriental Education & Technology Group, Inc. ADR*	8,986	493,421

Electrical Equipment 0.1% (a)
Harbin Power Equipment Co. Ltd., Class H	522,000	437,653

Food Products 0.0% (a)
China Fishery Group Ltd.	350,000	153,340

Hotels, Restaurants & Leisure 0.2%
Ctrip.com International Ltd. ADR	29,838	710,144

Internet Software & Services 0.3%
SINA Corp.*	51,791	1,198,962

Machinery 0.0% (a)
Yangzijiang Shipbuilding Holdings Ltd.	400,000	127,915

Software 0.2%
Longtop Financial Technologies Ltd. ADR*	40,055	605,632

Textiles, Apparel & Luxury Goods 0.1% (a)
Weiqiao Textile Co.	883,500	307,532

Transportation Infrastructure 0.2% (a)
Sichuan Expressway Co. Ltd.*	1,136,000	217,029
Zhejiang Expressway Co. Ltd., Class H	832,000	492,781

		709,810

		4,916,052

DENMARK 0.2% (a)
Chemicals 0.1%
Auriga Industries AS, Class B	12,734	218,811

Commercial Banks 0.0%
Amagerbanken AS	5,834	21,683

Food Products 0.1%
East Asiatic Co. Ltd. AS	9,573	326,023

Marine 0.0%
D/S Norden AS	3,425	120,859

Real Estate Management & Development 0.0%
TK Development*	13,711	53,175

		740,551

FINLAND 0.0% (a)
Software 0.0%
Tekla Oyj	15,400	80,838

FRANCE 0.6% (a)
Chemicals 0.0%
Societe Internationale de Plantations d’Heveas	1,610	33,007

Electrical Equipment 0.1%
Nexans SA	8,692	520,438

Hotels, Restaurants & Leisure 0.0%
Pierre & Vacances	2,413	128,603

Industrial Conglomerate 0.0%
Wendel	2,000	100,041

Information Technology Services 0.0%
Sopra Group SA	3,023	105,543

Natural Gas Utility 0.1%
Rubis	7,000	443,192

Oil, Gas & Consumable Fuels 0.1%
Esso S.A.F	1,100	110,550
Etablissements Maurel et Prom	10,000	114,526

		225,076

Professional Services 0.1%
Teleperformance	6,000	167,926

Software 0.1%
UBISOFT Entertainment*	26,358	517,076

Trading Companies & Distributors 0.1%
IMS International Metal Service	18,856	244,581

		2,485,483

GERMANY 1.2% (a)
Aerospace & Defense 0.2%
MTU Aero Engines Holding AG	22,761	615,722

Biotechnology 0.2%
Biotest AG	13,003	861,515

Distributors 0.1%
Medion AG	24,000	206,365

Health Care Equipment & Supplies 0.0%
Draegerwerk AG & Co. KGaA	4,992	186,749

2008 Annual Report 11

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

GERMANY (continued)

Information Technology Services 0.1%
Bechtle AG	23,820	$467,824

Machinery 0.3%
Demag Cranes AG	17,441	471,960
Duerr AG	3,411	61,196
Gesco AG	2,500	155,968
Gildemeister AG	32,594	377,226

		1,066,350

Metals & Mining 0.2%
Norddeutsche Affinerie AG	23,777	944,629

Thrifts & Mortgage Finance 0.1%
Aareal Bank AG	50,000	415,441

Trading Companies & Distributors 0.0%
Phoenix Solar AG	1,706	61,681

		4,826,276

GREECE 0.0% (a)
Hotels, Restaurants & Leisure 0.0%
Intralot SA-Integrated Lottery Systems & Services	39,162	163,684

HONG KONG 0.5%
Communications Equipment 0.2% (a)
VTech Holdings Ltd.	187,000	792,231

Distributors 0.0% (a)
Integrated Distribution Services Group Ltd.	175,900	193,566

Diversified Financial Services 0.1% (a)
First Pacific Co.	720,000	251,373

Hotels, Restaurants & Leisure 0.1% (a)
Mandarin Oriental International Ltd.	230,042	228,912

Marine 0.1% (a)
Chu Kong Shipping Development	1,414,000	142,943
Jinhui Shipping & Transportation Ltd.	78,073	82,706
Orient Overseas International Ltd.	19,500	43,726

		269,375

Pharmaceuticals 0.0% (a)
China Pharmaceutical Group Ltd.	450,000	158,834

Real Estate Investment Trusts 0.0% (a)
GZI Real Estate Investment Trust	427,000	98,974

Water Utility 0.0% (a)
Guangdong Investment Ltd.	480,000	194,132

		2,187,397

INDIA 0.0%
Internet Software & Services 0.0%
Rediff.Com India Ltd. ADR*	29,611	59,518

IRELAND 0.3%
Food & Staples Retailing 0.0% (a)
Fyffes PLC	329,772	114,972

Hotels, Restaurants & Leisure 0.1% (a)
Paddy Power PLC	29,977	548,668

Life Sciences Tools & Services 0.1%
ICON PLC ADR*	26,900	529,661

Oil, Gas & Consumable Fuels 0.1% (a)
Dragon Oil PLC*	80,000	186,309

		1,379,610

ISRAEL 0.1%
Electronic Equipment & Instruments 0.1%
Mellanox Technologies Ltd.*	49,900	392,214

ITALY 0.8% (a)
Commercial Banks 0.0%
Banca Popolare di Milano Scarl	6,136	36,879

Construction Materials 0.1%
Buzzi Unicem SpA	6,094	102,460
Buzzi Unicem SpA — RSP	39,236	374,190

		476,650

Household Durables 0.1%
Indesit Co. SpA	59,780	364,433

Multi-Utility 0.1%
ACEA SpA	35,000	476,991

Oil, Gas & Consumable Fuels 0.3%
ERG SpA	46,089	568,424
Saras SpA	175,305	597,893

		1,166,317

Pharmaceuticals 0.2%
Recordati SpA	90,753	498,116

		3,019,386

JAPAN 6.3% (a)
Air Freight & Logistics 0.2%
Kintetsu World Express, Inc.	37,600	740,416
Yusen Air & Sea Service Co. Ltd.	14,000	177,577

		917,993

Auto Components 0.0%
Teikoku Piston Ring Co. Ltd.	28,000	115,883

Chemicals 0.2%
Kanto Denka Kogyo Co. Ltd.	60,000	231,278
Nippon Soda Co. Ltd.	52,000	209,416
Nippon Synthetic Chemical Industry Co. Ltd. (The)	118,000	332,027

		772,721

12 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)

Commercial Banks 0.1%
Kiyo Holdings, Inc.	60,000	$91,844
Musashino Bank Ltd. (The)	10,000	390,999

		482,843

Communications Equipment 0.1%
Mitsui Knowledge Industry Co. Ltd.	2,000	355,712

Construction & Engineering 0.3%
NEC Networks & System Integration Corp.	64,700	790,335
Toyo Engineering Corp.	169,000	527,459

		1,317,794

Consumer Finance 0.1%
Hitachi Capital Corp.	30,000	375,391

Distributors 0.2%
Canon Marketing Japan, Inc.	48,000	773,115

Diversified Financial Services 0.1%
Ricoh Leasing Co. Ltd.	10,000	181,672

Electrical Equipment 0.2%
Daihen Corp.	60,000	234,092
Furukawa Electric Co. Ltd.	53,000	258,702
Shinko Electric Co. Ltd.	63,000	215,562

		708,356

Electronic Equipment & Instruments 0.0%
Siix Corp.	35,200	112,357

Food & Staples Retailing 0.5%
Arcs Co. Ltd.	21,100	352,312
COSMOS Pharmaceutical Corp.	16,000	246,659
Lawson, Inc.	4,200	242,273
Maruetsu, Inc. (The)*	39,000	243,618
Ministop Co. Ltd.	18,000	374,678
Okuwa Co. Ltd.	47,000	713,169

		2,172,709

Food Products 0.1%
Yonekyu Corp.	48,000	562,982

Health Care Equipment & Supplies 0.7%
Aloka Co. Ltd.	46,100	412,745
Eiken Chemical Co. Ltd.	51,600	398,396
Hogy Medical Co. Ltd.	14,900	1,020,717
Miraca Holdings, Inc.	21,700	470,234
Nihon Kohden Corp.	19,000	450,656

		2,752,748

Health Care Providers & Services 0.1%
BML, Inc.	26,300	577,957

Hotels, Restaurants & Leisure 0.1%
SAIZERIYA Co. Ltd.	23,000	322,807

Information Technology Services 0.0%
Hitachi Systems & Services Ltd.	13,000	136,047

Internet & Catalog Retail 0.1%
Dena Co. Ltd.	103	333,673

Internet Software & Services 0.1%
Zappallas, Inc.	146	345,163

Leisure Equipment & Products 0.6%
Aruze Corp.	32,400	327,880
Fields Corp.	562	919,462
Mars Engineering Corp.	40,000	1,351,514

		2,598,856

Machinery 0.2%
Hosokawa Micron Corp.	56,000	219,272
Nitta Corp.	13,000	172,583
Tsugami Corp.	264,000	450,271

		842,126

Media 0.4%
Daiichikosho Co. Ltd.	12,800	131,646
SKY Perfect JSAT Holdings, Inc.	2,174	1,062,779
Wowow, Inc.	250	335,311

		1,529,736

Metals & Mining 0.5%
Kyoei Steel Ltd.	31,900	640,851
Mitsui Mining Co. Ltd.	66,000	99,038
Osaka Steel Co. Ltd.	21,500	279,343
Pacific Metals Co. Ltd.	114,000	574,300
Yamato Kogyo Co. Ltd.	18,100	489,969

		2,083,501

Office Electronics 0.1%
Toshiba TEC Corp.	60,000	180,920

Oil, Gas & Consumable Fuels 0.1%
Nippon Mining Holdings, Inc.	40,000	173,604

Personal Products 0.0%
Mandom Corp.	5,700	162,606

Pharmaceuticals 0.1%
Kaken Pharmaceutical Co. Ltd.	44,000	484,581

Real Estate Management & Development 0.1%
Raysum Co. Ltd.	615	143,296
Sun Frontier Fudousan Co. Ltd.	213	72,856

		216,152

Semiconductors & Semiconductor Equipment 0.2%
Ferrotec Corp.	36,900	465,108
Ishii Hyoki Co. Ltd.	7,200	137,215

		602,323

Software 0.5%
Aplix Corp.*	200	181,178
Capcom Co. Ltd.	31,800	719,575
DTS, Inc.*	45,600	431,912
Hitachi Software Engineering Co. Ltd.	40,300	625,545

2008 Annual Report 13

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)
Software (continued)

Sumisho Computer Systems Corp.	12,000	$198,785

		2,156,995

Textiles, Apparel & Luxury Goods 0.1%
Fujibo Holdings, Inc.	232,000	239,262
Sanei International Co. Ltd.	14,100	139,199

		378,461

Trading Companies & Distributors 0.2%
HANWA Co. Ltd.	45,000	143,284
Kuroda Electric Co. Ltd.	61,200	575,982

		719,266

		25,447,050

MEXICO 0.2%
Transportation Infrastructure 0.2%
Grupo Aeroportuario del Pacifico SA de CV ADR	33,803	778,145

NETHERLANDS 0.4%
Capital Markets 0.1% (a)
Van der Moolen Holding NV*	50,000	151,597

Construction & Engineering 0.2%
Chicago Bridge & Iron Co. NV	81,300	817,065

Office Electronics 0.1% (a)
OCE NV	64,095	283,112

Professional Services 0.0% (a)
USG People NV	6,306	81,589

Semiconductors & Semiconductor Equipment 0.0%
ASM International NV*	10,780	93,894

Software 0.0% (a)
Unit 4 Agresso NV	9,005	99,823

		1,527,080

NORWAY 0.2% (a)
Capital Markets 0.1%
ABG Sundal Collier Holding ASA	318,431	178,830
Acta Holding ASA	297,683	109,177

		288,007

Commercial Banks 0.1%
SpareBank 1 Nord-Norge	10,340	66,086
Sparebanken Rogaland	40,912	191,613

		257,699

Construction & Engineering 0.0%
Veidekke ASA	66,900	218,799

Energy Equipment & Services 0.0%
Petroleum Geo-Services ASA*	25,000	102,102

Food Products 0.0%
Cermaq ASA	4,700	18,093

		884,700

PANAMA 0.2%
Airline 0.2%
Copa Holdings SA Class A	20,300	615,496

PORTUGAL 0.4% (a)
Commercial Banks 0.1%
Banco BPI SA	220,434	538,713

Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA	72,390	402,011

Paper & Forest Products 0.2%
Semapa-Sociedade de Investimento e Gestao	79,105	706,942

		1,647,666

PUERTO RICO 0.0%
Commercial Banks 0.0%
First Bancorp Puerto Rico	6,866	76,487
Oriental Financial Group, Inc.	4,957	29,990

		106,477

REPUBLIC OF KOREA 0.1%
Internet Software & Services 0.1%
Gmarket, Inc. ADR*	25,598	441,566

SINGAPORE 0.3% (a)
Computers & Peripherals 0.0%
Creative Technology Ltd.*	34,300	103,195

Construction & Engineering 0.0%
Rotary Engineering Ltd.	554,000	94,791

Distributors 0.1%
Jardine Cycle & Carriage Ltd.	77,000	512,258

Diversified Financial Services 0.0%
Macquarie International Infrastructure Fund Ltd.	493,000	101,288

Machinery 0.0%
Jaya Holdings Ltd.	200,000	39,777

Oil, Gas & Consumable Fuels 0.1%
Singapore Petroleum Co. Ltd.	46,000	72,941
Straits Asia Resources Ltd.	247,000	135,243

		208,184

Real Estate Management & Development 0.1%
Wing Tai Holdings Ltd.	330,000	191,874

Wireless Telecommunication Services 0.0%
MobileOne Ltd.	100,000	103,278

		1,354,645

14 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

SPAIN 0.5% (a)
Biotechnology 0.1%
Grifols SA	35,931	$629,500

Diversified Financial Services 0.2%
Corporacion Financiera Alba	16,358	635,174

Machinery 0.1%
Duro Felguera SA	56,577	295,696

Metals & Mining 0.1%
Tubos Reunidos SA	175,870	523,724

		2,084,094

SWEDEN 0.5%
Auto Components 0.0%
Autoliv, Inc.	721	15,473

Construction & Engineering 0.1% (a)
NCC AB, B Shares	54,095	353,344
Peab AB	77,837	222,168

		575,512

Household Durables 0.1% (a)
JM AB	35,800	201,698

Metals & Mining 0.1% (a)
Boliden AB	84,235	197,406

Professional Services 0.0% (a)
AF AB, B Shares	8,600	131,842

Real Estate Management & Development 0.2% (a)
Kungsleden AB	116,184	818,548

Specialty Retail 0.0% (a)
KappAhl Holding AB	27,700	84,462

Trading Companies & Distributors 0.0% (a)
BE Group AB	20,000	51,777

		2,076,718

SWITZERLAND 0.6% (a)
Biotechnology 0.3%
Actelion Ltd.*	17,357	982,327

Commercial Banks 0.1%
Banque Cantonale Vaudoise	1,000	301,437

Electronic Equipment & Instruments 0.0%
Inficon Holding AG	1,587	132,824

Insurance 0.1%
Helvetia Holding AG	1,891	416,317

Machinery 0.0%
Bobst Group AG	3,180	96,100
Kardex AG*	2,541	72,361

		168,461

Pharmaceuticals 0.1%
Acino Holding AG	1,241	270,134

		2,271,500

UNITED KINGDOM 2.6%
Air Freight & Logistics 0.0% (a)
Wincanton PLC	39,122	102,683

Biotechnology 0.0% (a)
Genus PLC	11,423	110,385

Capital Markets 0.3% (a)
Close Brothers Group PLC	92,707	714,050
Tullett Prebon PLC	125,637	251,971

		966,021

Commercial Services & Supplies 0.3% (a)
Babcock International Group	46,932	323,467
De La Rue PLC	39,346	518,748
RPS Group PLC	122,711	248,744

		1,090,959

Construction & Engineering 0.1% (a)
Keller Group PLC	24,145	201,471

Diversified Consumer Services 0.0% (a)
BPP Holdings PLC	21,835	103,376

Diversified Financial Services 0.2% (a)
Climate Exchange PLC*	7,873	100,200
IG Group Holdings PLC	121,752	456,868

		557,068

Diversified Telecommunication Services 0.0% (a)
COLT Telecom Group SA*	128,000	125,092

Electronic Equipment & Instruments 0.0% (a)
Renishaw PLC	15,440	110,827

Energy Equipment & Services 0.1% (a)
Petrofac Ltd.	104,397	522,455

Food Products 0.1% (a)
Dairy Crest Group PLC	129,743	397,872

Health Care Equipment & Supplies 0.0% (a)
SSL International PLC	17,353	124,766

Hotels, Restaurants & Leisure 0.1% (a)
888 Holdings PLC	135,525	193,764
Domino’s Pizza UK & IRL PLC	90,000	217,856
Sportingbet PLC*	204,648	97,249

		508,869

Independent Power Producers & Energy Traders 0.2% (a)
Drax Group PLC	94,790	769,296

Industrial Conglomerate 0.1% (a)
Tomkins PLC	196,020	352,839

2008 Annual Report 15

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED KINGDOM (continued)

Insurance 0.5% (a)
Beazley Group PLC	376,135	$744,430
Brit Insurance Holdings PLC	206,368	660,588
Chaucer Holdings PLC	627,823	454,425

		1,859,443

Internet & Catalog Retail 0.2% (a)
Home Retail Group PLC	221,444	683,305

Media 0.1% (a)
St. Ives PLC	183,675	218,907
Yell Group PLC	170,000	104,555

		323,462

Multiline Retail 0.0% (a)
Debenhams PLC	115,006	41,279

Oil, Gas & Consumable Fuels 0.2%
Hunting PLC (a)	73,091	444,284
Infinity Bio-Energy Ltd.*	94,500	12,285
Venture Production PLC (a)	40,000	246,925

		703,494

Professional Services 0.0% (a)
ITE Group PLC	142,139	125,960

Road & Rail 0.0% (a)
Go-Ahead Group PLC (The)	6,300	95,345

Software 0.0% (a)
Aveva Group PLC	12,000	99,901

Specialty Retail 0.1% (a)
Game Group PLC	105,000	194,504
HMV Group PLC	125,000	197,603

		392,107

Thrifts & Mortgage Finance 0.0% (a)
Paragon Group of Cos PLC	120,854	99,127

		10,467,402

UNITED STATES 72.0%
Aerospace & Defense 1.4%
AAR Corp.*	34,315	631,739
Aerovironment, Inc.*	34,700	1,277,307
Argon ST, Inc.*	10,000	188,600
Ceradyne, Inc.*	2,116	42,976
Curtiss-Wright Corp.	4,600	153,594
Esterline Technologies Corp.*	13,310	504,316
Goodrich Corp.	34,020	1,259,420
Innovative Solutions & Support, Inc.	71,771	283,496
Moog, Inc., Class A*	1,755	64,180
Orbital Sciences Corp.*	8,249	161,103
Teledyne Technologies, Inc.*	22,707	1,011,597
Triumph Group, Inc.	2,205	93,624

		5,671,952

Air Freight & Logistics 0.2%
Forward Air Corp.	10,400	252,408
HUB Group, Inc., Class A*	22,170	588,170
Pacer International, Inc.	3,692	38,508

		879,086

Airlines 0.4%
AirTran Holdings, Inc.*	145,437	645,740
SkyWest, Inc.	62,773	1,167,578

		1,813,318

Auto Components 0.6%
American Axle & Manufacturing Holdings, Inc.	115,800	334,662
ArvinMeritor, Inc.	59,500	169,575
BorgWarner, Inc.	59,490	1,295,097
Drew Industries, Inc.*	5,200	62,400
Fuel Systems Solutions, Inc.*	1,858	60,868
Gentex Corp.	18,800	166,004
Hawk Corp., Class A*	6,721	111,569
Stoneridge, Inc.*	8,875	40,470
TRW Automotive Holdings Corp.*	3,037	10,933

		2,251,578

Beverages 0.2%
Boston Beer Co., Inc., Class A*	5,100	144,840
Constellation Brands, Inc., Class A*	53,630	845,745

		990,585

Biotechnology 0.6%
Alkermes, Inc.*	845	8,999
Alnylam Pharmaceuticals, Inc.*	33,155	819,923
Cephalon, Inc.*	4,910	378,267
Cepheid, Inc.*	23,182	240,629
Cubist Pharmaceuticals, Inc.*	9,991	241,383
CV Therapeutics, Inc.*	4,433	40,828
Emergent Biosolutions, Inc.*	2,120	55,353
Enzon Pharmaceuticals, Inc.*	4,280	24,952
Martek Biosciences Corp.	14,720	446,163
NPS Pharmaceuticals, Inc.*	2,379	14,774
Pacific Biosciences of California*(a)	51,877	290,511
Regeneron Pharmaceuticals, Inc.*	3,579	65,711
Repligen Corp.*	5,635	21,300

		2,648,793

Building Products 0.4%
Apogee Enterprises, Inc.	3,002	31,101
Gibraltar Industries, Inc.	3,859	46,076
Lennox International, Inc.	3,457	111,627
NCI Building Systems, Inc.*	2,998	48,867
Quanex Building Products Corp.	26,300	246,431
Simpson Manufacturing Co., Inc.	26,500	735,640
Universal Forest Products, Inc.	18,100	487,071

		1,706,813

16 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)

Capital Markets 1.9%
Calamos Asset Management, Inc., Class A	22,641	$167,543
Capital Southwest Corp.	1,324	143,204
Eaton Vance Corp.	6,600	138,666
Evercore Partners, Inc., Class A	2,140	26,729
Greenhill & Co., Inc.	30,985	2,161,824
Hercules Technology Growth Capital, Inc.	80,520	637,718
Knight Capital Group, Inc., Class A*	4,773	77,084
LaBranche & Co., Inc.*	10,318	49,423
optionsXpress Holdings, Inc.	50,654	676,737
Riskmetrics Group, Inc.*	142,714	2,125,012
SWS Group, Inc.	51,000	966,450
thinkorswim Group, Inc.*	862	4,844
TradeStation Group, Inc.*	113,820	734,139

		7,909,373

Chemicals 0.7%
A. Schulman, Inc.	1,652	28,084
Airgas, Inc.	15,500	604,345
Celanese Corp., Series A	24,690	306,897
CF Industries Holdings, Inc.	1,463	71,921
Innophos Holdings, Inc.	2,074	41,086
Koppers Holdings, Inc.	7,021	151,794
Landec Corp.*	20,400	134,232
Minerals Technologies, Inc.	341	13,947
OM Group, Inc.*	2,240	47,286
Olin Corp.	34,700	627,376
Omnova Solutions, Inc.*	144,900	94,185
Quaker Chemical Corp.	563	9,261
RPM International, Inc.	38,200	507,678
Scotts Miracle-Gro Co. (The), Class A	623	18,516
Spartech Corp.	15,500	97,030

		2,753,638

Commercial Banks 3.4%
Bancfirst Corp.	1,185	62,710
Bank of Hawaii Corp.	7,613	343,879
Bank of the Ozarks, Inc.	62,270	1,845,683
Cadence Financial Corp.	124,490	580,123
Center Financial Corp.	1,579	9,742
Central Pacific Financial Corp.	4,002	40,180
Citizens Republic Bancorp, Inc.	72,445	215,886
City Holding Co.	6,006	208,889
City National Corp.	7,200	350,640
Columbia Banking System, Inc.	18,500	220,705
Commerce Bancshares, Inc.	3,799	166,966
Community Bank System, Inc.	4,672	113,950
CVB Financial Corp.	6,509	77,457
East West Bancorp, Inc.	10,500	167,685
Financial Institutions, Inc.	670	9,615
First Citizens BancShares, Inc.	2,919	446,023
First Commonwealth Financial Corp.	47,257	585,042
First Horizon National Corp.	24,847	262,636
First Midwest Bancorp, Inc.	6,430	128,407
Glacier Bancorp, Inc.	20,815	395,901
Nara Bancorp, Inc.	2,385	23,445
National Penn Bancshares, Inc.	10,714	155,460
NBT Bancorp, Inc.	1,501	41,968
Old National Bancorp	2,714	49,286
PacWest Bancorp	14,496	389,942
Prosperity Bancshares, Inc.	5,934	175,587
Renasant Corp.	8,613	146,679
Republic Bancorp, Inc., Class A	609	16,565
Seacoast Banking Corp. of Florida	16,900	111,540
Southside Bancshares, Inc.	313	7,356
Sterling Bancshares, Inc.	62,553	380,322
Sterling Financial Corp.	7,612	66,986
SVB Financial Group*	11,718	307,363
TCF Financial Corp.	84,290	1,151,401
Tompkins Financial Corp.	608	35,234
Trustmark Corp.	19,770	426,834
UCBH Holdings, Inc.	46,670	321,090
UMB Financial Corp.	12,217	600,343
United Community Banks, Inc.	3,646	49,513
Valley National Bancorp	7,153	144,848
Webster Financial Corp.	15,100	208,078
Westamerica Bancorp	12,400	634,260
Whitney Holding Corp.	25,918	414,429
Wilmington Trust Corp.	18,100	402,544
Wilshire Bancorp, Inc.	4,157	37,746
Wintrust Financial Corp.	24,280	499,440
Zions Bancorp	31,260	766,183

		13,796,561

Commercial Services & Supplies 1.7%
American Reprographics Co.*	4,287	29,580
ATC Technology Corp.*	3,018	44,153
Brink’s Co. (The)	22,100	594,048
Cenveo, Inc.*	5,154	22,935
Comfort Systems U.S.A., Inc.	5,247	55,618
Consolidated Graphics, Inc.*	2,047	46,344
Corrections Corp. of America*	119,010	1,947,004
Deluxe Corp.	40,000	598,400
EnergySolutions, Inc.	100,840	569,746
Ennis, Inc.	51,700	626,087
Healthcare Services Group	11,400	181,602
Interface, Inc., Class A	42,800	198,592
Knoll, Inc.	82,743	746,342
North American Galvanizing & Coating, Inc.*	721	2,762
PRG-Schultz International, Inc.*	5,243	21,392
Rollins, Inc.	21,650	391,432
Schawk, Inc.	44,194	506,463
Standard Parking Corp.*	975	18,857
United Stationers, Inc.*	6,200	207,638

2008 Annual Report 17

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Commercial Services & Supplies (continued)

Waste Connections, Inc.*	7,269	$229,482

		7,038,477

Communications Equipment 1.7%
Arris Group, Inc.*	89,903	714,729
Avocent Corp.*	3,406	61,001
Cogo Group, Inc.*	5,401	26,249
Comtech Telecommunications Corp.*	3,360	153,955
Digi International, Inc.*	1,818	14,744
EMS Technologies, Inc.*	2,163	55,957
Emulex Corp.*	64,116	447,530
F5 Networks, Inc.*	18,600	425,196
Harmonic, Inc.*	4,312	24,190
Harris Stratex Networks, Inc., Class A*	1,846	9,525
InterDigital, Inc.*	8,001	220,028
Ixia*	79,100	457,198
Netgear, Inc.*	37,900	432,439
Oplink Communications, Inc.*	60,800	522,880
PC-Tel, Inc.	701	4,606
Plantronics, Inc.	1,092	14,414
Riverbed Technology, Inc.*	129,400	1,473,866
Sycamore Networks, Inc.*	52,967	142,481
Tekelec*	12,636	168,564
Tellabs, Inc.*	372,060	1,532,887
ViaSat, Inc.*	3,706	89,241

		6,991,680

Computers & Peripherals 0.5%
Adaptec, Inc.*	1,174	3,874
BancTec, Inc.*	108,400	384,820
Imation Corp.	30,300	411,171
Lexmark International, Inc., Class A*	12,219	328,691
Novatel Wireless, Inc.*	97,768	453,644
QLogic Corp.*	18,469	248,224
Super Micro Computer, Inc.*	1,031	6,526
Synaptics, Inc.*	4,431	73,377

		1,910,327

Construction & Engineering 0.2%
EMCOR Group, Inc.*	21,317	478,140
Insituform Technologies, Inc., Class A*	2,865	56,412
Layne Christensen Co.	8,700	208,887
Michael Baker Corp.*	4,100	151,331

		894,770

Construction Materials 0.5%
Eagle Materials, Inc.	50,128	922,856
Texas Industries, Inc.	27,189	938,021

		1,860,877

Consumer Finance 0.1%
Advance America Cash Advance Centers, Inc.	6,366	12,032
Advanta Corp., Class B	92,000	192,280
Cash America International, Inc.	8,223	224,899
Dollar Financial Corp.*	4,187	43,126
World Acceptance Corp.*	2,644	52,245

		524,582

Containers & Packaging 1.2%
AptarGroup, Inc.	35,600	1,254,544
Crown Holdings, Inc.*	25,933	497,914
Greif, Inc., Class A	15,200	508,136
Pactiv Corp.*	62,850	1,563,708
Rock-Tenn Co., Class A	15,842	541,479
Silgan Holdings, Inc.	11,749	561,720

		4,927,501

Distributors 0.5%
LKQ Corp.*	164,522	1,918,327

Diversified Consumer Services 1.4%
American Public Education, Inc.*	47,202	1,755,442
Capella Education Co.*	25,391	1,491,975
Career Education Corp.*	25,700	461,058
Matthews International Corp., Class A	15,100	553,868
Strayer Education, Inc.	5,626	1,206,271
Universal Technical Institute, Inc.*	2,258	38,770

		5,507,384

Diversified Financial Services 0.7%
Financial Federal Corp.	101,650	2,365,395
Interactive Brokers Group, Inc., Class A*	17,782	318,120
Pico Holdings, Inc.*	5,901	156,849

		2,840,364

Diversified Telecommunication Services 0.5%
Alaska Communications Systems, Inc.	101,920	956,009
CenturyTel, Inc.	15,867	433,645
Cogent Communications Group, Inc.*	72,743	475,012
NTELOS Holdings Corp.	8,380	206,651

		2,071,317

Electric Utilities 0.9%
Brookfield Infrastructure Partners LP	91,366	1,023,299
Central Vermont Public Service Corp.	6,199	147,908
El Paso Electric Co.*	9,151	165,542
Maine & Maritimes Corp.	580	22,533
UIL Holdings Corp.	19,200	576,576
UniSource Energy Corp.	25,900	760,424
Westar Energy, Inc.	41,200	845,012

		3,541,294

Electrical Equipment 0.5%
A.O. Smith Corp.	4,946	146,006
Acuity Brands, Inc.	5,740	200,384
Belden, Inc.	15,193	317,230
Brady Corp., Class A	8,468	202,809
EnerSys*	40,600	446,600

18 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Electrical Equipment (continued)

General Cable Corp.*	17,200	$304,268
GrafTech International Ltd.*	13,360	111,155
Hubbell, Inc., Class B	2,952	96,471
Woodward Governor Co.	9,556	219,979

		2,044,902

Electronic Equipment & Instruments 1.1%
Avnet, Inc.*	47,640	867,524
Benchmark Electronics, Inc.*	51,745	660,784
Brightpoint, Inc.*	3,736	16,252
Cognex Corp.	6,322	93,566
Coherent, Inc.*	664	14,249
Daktronics, Inc.	2,481	23,222
Dolby Laboratories, Inc., Class A*	2,414	79,083
DTS, Inc.*	43,550	799,142
Electro Scientific Industries, Inc.*	3,683	25,008
GSI Group, Inc.*	42,751	24,462
Insight Enterprises, Inc.*	17,312	119,453
Itron, Inc.*	4,798	305,824
Mercury Computer Systems, Inc.*	823	5,193
Methode Electronics, Inc.	32,068	216,138
Multi-Fineline Electronix, Inc.*	4,771	55,773
Newport Corp.*	1,585	10,746
RadiSys Corp.*	1,502	8,306
Rofin-Sinar Technologies, Inc.*	19,500	401,310
Smart Modular Technologies, Inc.*	180,709	278,292
Trimble Navigation Ltd.*	9,526	205,857
TTM Technologies, Inc.*	68,471	356,734

		4,566,918

Energy Equipment & Services 0.7%
Atwood Oceanics, Inc.*	7,875	120,330
Basic Energy Services, Inc.*	19,558	255,036
CARBO Ceramics, Inc.	12,304	437,161
Gulfmark Offshore, Inc.*	1,798	42,774
ION Geophysical Corp.*	58,667	201,228
Lufkin Industries, Inc.	2,602	89,769
Matrix Service Co.*	4,056	31,110
NATCO Group, Inc., Class A*	13,500	204,930
National Oilwell Varco, Inc.*	2,904	70,974
Oceaneering International, Inc.*	12,900	375,906
Oil States International, Inc.*	16,828	314,515
Pioneer Drilling Co.*	11,630	64,779
Tidewater, Inc.	12,300	495,321
Unit Corp.*	6,700	179,024

		2,882,857

Food & Staples Retailing 0.9%
Casey’s General Stores, Inc.	6,944	158,115
Nash Finch Co.	1,912	85,830
Ruddick Corp.	43,300	1,197,245
Spartan Stores, Inc.	37,086	862,249
SUPERVALU, Inc.	70,390	1,027,694
Weis Markets, Inc.	10,800	363,204

		3,694,337

Food Products 0.6%
Darling International, Inc.*	39,193	215,170
Diamond Foods, Inc.	2,175	43,826
Green Mountain Coffee Roasters, Inc.*	1,880	72,756
Hain Celestial Group, Inc.*	2,135	40,757
J&J Snack Foods Corp.	11,226	402,789
Overhill Farms, Inc.*	11,395	47,745
Ralcorp Holdings, Inc.*	4,220	246,448
Smithfield Foods, Inc.*	66,200	931,434
TreeHouse Foods, Inc.*	10,344	281,771

		2,282,696

Health Care Equipment & Supplies 2.9%
Abaxis, Inc.*	8,900	142,667
ABIOMED, Inc.*	81,300	1,334,946
American Medical Systems Holdings, Inc.*	46,707	419,896
Analogic Corp.	6,645	181,276
ArthroCare Corp.*	14,344	68,421
CONMED Corp.*	8,097	193,842
CryoLife, Inc.*	8,591	83,419
Cutera, Inc.*	72,400	642,188
Cyberonics, Inc.*	4,681	77,564
Cynosure, Inc., Class A*	1,513	13,814
Edwards Lifesciences Corp.*	1,033	56,763
Exactech, Inc.*	788	13,270
Greatbatch, Inc.*	3,079	81,470
Haemonetics Corp.*	12,900	728,850
Hologic, Inc.*	39,200	512,344
I-Flow Corp.*	174,250	836,400
ICU Medical, Inc.*	1,697	56,239
IDEXX Laboratories, Inc.*	12,504	451,144
Immucor, Inc.*	14,900	396,042
Integra LifeSciences Holdings Corp.*	9,900	352,143
Invacare Corp.	13,121	203,638
Inverness Medical Innovations, Inc.*	53,570	1,013,009
Kensey Nash Corp.*	3,688	71,584
NuVasive, Inc.*	39,000	1,351,350
Palomar Medical Technologies, Inc.*	944	10,884
Sirona Dental Systems, Inc.*	12,100	127,050
STERIS Corp.	1,137	27,163
SurModics, Inc.*	10,700	270,389
Synovis Life Technologies, Inc.*	1,055	19,771
Teleflex, Inc.	16,030	803,103
Thoratec Corp.*	6,019	195,557
Volcano Corp.*	57,400	861,000
Wright Medical Group, Inc.*	17,300	353,439

		11,950,635

Health Care Providers & Services 2.9%
Air Methods Corp.*	22,180	354,658

2008 Annual Report 19

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Health Care Providers & Services (continued)

AMERIGROUP Corp.*	47,487	$1,401,816
AMN Healthcare Services, Inc.*	57,300	484,758
Amsurg Corp.*	14,178	330,915
athenahealth, Inc.*	97,571	3,670,621
Catalyst Health Solutions, Inc.*	5,137	125,086
Centene Corp.*	19,070	375,870
Emergency Medical Services Corp., Class A*	3,431	125,609
Gentiva Health Services, Inc.*	4,892	143,140
Hanger Orthopedic Group, Inc.*	3,293	47,781
HealthSouth Corp.*	2,634	28,869
HealthSpring, Inc.*	64,621	1,290,481
Healthways, Inc.*	87,450	1,003,926
Henry Schein, Inc.*	10,000	366,900
Hooper Holmes, Inc.*	289,100	72,275
Hythiam, Inc.*	48,791	19,029
LHC Group, Inc.*	2,552	91,872
Magellan Health Services, Inc.*	5,685	222,625
Mednax, Inc.*	1,002	31,763
MWI Veterinary Supply, Inc.*	10,700	288,472
Owens & Minor, Inc.	28,853	1,086,316
PharMerica Corp.*	4,432	69,449
PSS World Medical, Inc.*	9,788	184,210
VCA Antech, Inc.*	3,900	77,532

		11,893,973

Health Care Technology 0.8%
Allscripts-Misys Healthcare Solutions, Inc.	141,600	1,404,672
Cerner Corp.*	22,950	882,428
Omnicell, Inc.*	90,050	1,099,510

		3,386,610

Hotels, Restaurants & Leisure 2.3%
AFC Enterprises, Inc.*	20,247	94,958
Ambassadors Group, Inc.	37,590	345,828
Bally Technologies, Inc.*	4,794	115,200
BJ’s Restaurants, Inc.*	38,363	413,169
Bob Evans Farms, Inc.	1,858	37,959
California Pizza Kitchen, Inc.*	3,381	36,244
CEC Entertainment, Inc.*	10,471	253,922
Choice Hotels International, Inc.	5,840	175,550
Cracker Barrel Old Country Store, Inc.	3,072	63,252
Darden Restaurants, Inc.	18,190	512,594
DineEquity, Inc.	1,916	22,149
Domino’s Pizza, Inc.*	27,813	130,999
Einstein Noah Restaurant Group, Inc.*	2,701	15,531
Gaylord Entertainment Co.*	94,000	1,018,960
Interval Leisure Group, Inc.*	2,327	12,543
P.F. Chang’s China Bistro, Inc.*	71,574	1,498,760
Panera Bread Co., Class A*	4,194	219,095
Premier Exhibitions, Inc.*	33,761	37,137
Ruby Tuesday, Inc.*	67,062	104,617
Scientific Games Corp., Class A*	114,700	2,011,838
Vail Resorts, Inc.*	50,250	1,336,650
Wendy’s/Arby’s Group, Inc., Class A	152,360	752,658
WMS Industries, Inc.*	6,983	187,843

		9,397,456

Household Durables 1.0%
iRobot Corp.*	25,881	233,706
M/I Homes, Inc.	25,971	273,734
Snap-on, Inc.	8,500	334,730
Stanley Works (The)	29,150	994,015
Toll Brothers, Inc.*	80,780	1,731,115
Tupperware Brands Corp.	15,273	346,697

		3,913,997

Household Products 0.5%
Central Garden & Pet Co., Class A*	3,100	18,290
Church & Dwight Co., Inc.	17,100	959,652
Energizer Holdings, Inc.*	17,340	938,788
WD-40 Co.	895	25,319

		1,942,049

Industrial Conglomerate 0.1%
Raven Industries, Inc.	9,437	227,432

Information Technology Services 2.0%
Acxiom Corp.	29,908	242,554
Alliance Data Systems Corp.*	28,600	1,330,758
Broadridge Financial Solutions, Inc.	10,250	128,535
CACI International, Inc., Class A	13,000	586,170
CIBER, Inc.*	11,142	53,593
CSG Systems International, Inc.*	63,438	1,108,262
Forrester Research, Inc.*	42,169	1,189,588
Gartner, Inc.*	4,274	76,205
Gevity HR, Inc.	128,135	193,484
Global Cash Access Holdings, Inc.*	15,328	34,028
Hewitt Associates, Inc., Class A*	4,843	137,444
Information Services Group, Inc.*	87,375	297,075
Mantech International Corp., Class A*	13,437	728,151
NCI, Inc., Class A*	12,710	382,952
Perot Systems Corp., Class A*	80,560	1,101,255
SAIC, Inc.*	6,472	126,075
StarTek, Inc.*	968	4,308
Total System Services, Inc.	42,220	591,080

		8,311,517

Insurance 3.3%
American Equity Investment Life Holding Co.	98,700	690,900
American Financial Group, Inc.	9,043	206,904
American Physicians Service Group, Inc.	498	10,712
Amerisafe, Inc.*	7,976	163,747
Brown & Brown, Inc.	20,200	422,180
FBL Financial Group, Inc., Class A	12,100	186,945

20 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Insurance (continued)

Hanover Insurance Group, Inc. (The)	58,710	$2,522,769
Harleysville Group, Inc.	4,900	170,177
HCC Insurance Holdings, Inc.	86,670	2,318,422
Infinity Property & Casualty Corp.	15,000	700,950
Navigators Group, Inc.*	14,216	780,601
Presidential Life Corp.	56,200	555,818
Reinsurance Group of America, Inc.	57,248	2,451,359
RLI Corp.	2,800	171,248
Safety Insurance Group, Inc.	23,100	879,186
Selective Insurance Group	39,400	903,442
Zenith National Insurance Corp.	5,800	183,106

		13,318,466

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A*	16,999	64,936
Blue Nile, Inc.*	39,547	968,506
NutriSystem, Inc.	1,006	14,677
PetMed Express, Inc.*	2,981	52,555
Stamps.com, Inc.*	36,100	354,863
Ticketmaster Entertainment, Inc.*	3,392	21,777

		1,477,314

Internet Software & Services 2.5%
Bankrate, Inc.*	71,010	2,698,380
Chordiant Software, Inc.*	106,988	284,588
comScore, Inc.*	19,706	251,252
Constant Contact, Inc.*	123,550	1,637,038
DealerTrack Holdings, Inc.*	32,150	382,264
Dice Holdings, Inc.*	10,076	41,110
EarthLink, Inc.*	120,157	812,261
GSI Commerce, Inc.*	38,556	405,609
Interwoven, Inc.*	5,633	70,976
j2 Global Communications, Inc.*	3,487	69,879
Ning, Inc.*(a)	63,095	315,790
Omniture, Inc.*	126,100	1,341,704
United Online, Inc.	93,626	568,310
Vocus, Inc.*	59,000	1,074,390
Websense, Inc.*	5,991	89,685

		10,043,236

Leisure Equipment & Products 0.4%
Arctic Cat, Inc.	72,600	347,754
JAKKS Pacific, Inc.*	44,746	923,110
Nautilus, Inc.*	145,300	321,113
Polaris Industries, Inc.	5,479	156,973
Pool Corp.	2,585	46,453
RC2 Corp.*	326	3,478
Sport Supply Group, Inc.	3,063	21,441

		1,820,322

Life Sciences Tools & Services 0.9%
Bio-Rad Laboratories, Inc., Class A*	1,127	84,874
Charles River Laboratories International, Inc.*	5,200	136,240
Dionex Corp.*	11,480	514,878
Illumina, Inc.*	27,181	708,065
Life Technologies Corp.*	2,051	47,809
Techne Corp.*	34,544	2,228,779

		3,720,645

Machinery 2.8%
Altra Holdings, Inc.*	2,626	20,772
Astec Industries, Inc.*	8,700	272,571
Briggs & Stratton Corp.	5,459	96,024
Bucyrus International, Inc.	52,900	979,708
Chart Industries, Inc.*	39,877	423,892
CIRCOR International, Inc.	1,005	27,637
Clarcor, Inc.	22,800	756,504
Dynamic Materials Corp.	22,559	435,614
EnPro Industries, Inc.*	5,144	110,802
FreightCar America, Inc.	35,110	641,460
Gardner Denver, Inc.*	10,602	247,451
Graco, Inc.	1,400	33,222
Harsco Corp.	52,450	1,451,816
Lindsay Corp.	4,700	149,413
Lydall, Inc.*	2,368	13,616
Middleby Corp.*	26,540	723,746
Mueller Industries, Inc.	26,300	659,604
Nordson Corp.	10,741	346,827
Robbins & Myers, Inc.	24,752	400,240
Sun Hydraulics Corp.	11,650	219,486
Tecumseh Products Co., Class A*	7,215	69,120
Tennant Co.	4,400	67,760
Thermadyne Holdings Corp.*	1,935	13,293
Titan International, Inc.	10,425	86,006
Toro Co.	15,868	523,644
Valmont Industries, Inc.	3,500	214,760
Wabtec Corp.	53,520	2,127,420
Watts Water Technologies, Inc., Class A	4,093	102,202

		11,214,610

Marine 0.1%
Horizon Lines, Inc., Class A	12,525	43,712
Kirby Corp.*	11,958	327,171

		370,883

Media 1.1%
Arbitron, Inc.	2,780	36,918
Carmike Cinemas, Inc.	4,171	15,224
CKX, Inc.*	41,134	150,962
DreamWorks Animation SKG, Inc., Class A*	9,436	238,353
E.W. Scripps Co. (The), Class A	4,175	9,227
Interactive Data Corp.	31,664	780,834
Interpublic Group of Cos., Inc.*	93,490	370,221
Journal Communications, Inc., Class A	73,900	181,055
Lakes Entertainment, Inc.*	46,938	188,691
Marvel Entertainment, Inc.*	35,499	1,091,594

2008 Annual Report 21

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Media (continued)

Mediacom Communications Corp., Class A*	6,683	$28,737
Morningstar, Inc.*	12,127	430,509
Regal Entertainment Group, Class A	90,148	920,411

		4,442,736

Metals & Mining 0.5%
Brush Engineered Materials, Inc.*	1,383	17,592
Century Aluminum Co.*	5,162	51,620
Compass Minerals International, Inc.	20,038	1,175,429
Haynes International, Inc.*	11,200	275,744
Olympic Steel, Inc.	1,348	27,459
Steel Dynamics, Inc.	60,100	671,918

		2,219,762

Multi-Utility 0.4%
Avista Corp.	7,555	146,416
Black Hills Corp.	22,700	611,992
CMS Energy Corp.	76,240	770,024

		1,528,432

Multiline Retail 0.1%
Big Lots, Inc.*	2,753	39,891
Dollar Tree, Inc.*	9,886	413,235
Fred’s, Inc., Class A	5,575	59,987
Tuesday Morning Corp.*	2,558	4,169

		517,282

Natural Gas Utility 0.8%
Atmos Energy Corp.	11,970	283,689
Energen Corp.	13,500	395,955
Laclede Group, Inc. (The)	9,775	457,861
New Jersey Resources Corp.	13,871	545,824
Piedmont Natural Gas Co.	10,197	322,939
South Jersey Industries, Inc.	4,158	165,696
Southwest Gas Corp.	37,800	953,316
UGI Corp.	10,124	247,228

		3,372,508

Office Electronics 0.1%
Zebra Technologies Corp., Class A*	18,847	381,840

Oil, Gas & Consumable Fuels 2.5%
Approach Resources, Inc.*	24,102	176,186
Arena Resources, Inc.*	22,000	617,980
Bill Barrett Corp.*	70,650	1,492,835
BPZ Resources, Inc.*	24,600	157,440
Cabot Oil & Gas Corp.	53,680	1,395,680
Carrizo Oil & Gas, Inc.*	37,678	606,616
Concho Resources, Inc.*	16,600	378,812
Contango Oil & Gas Co.*	29,453	1,658,204
Foundation Coal Holdings, Inc.	12,700	178,054
GMX Resources, Inc.*	26,604	673,613
McMoRan Exploration Co.*	16,225	159,005
Parallel Petroleum Corp.*	11,700	23,517
Penn Virginia Corp.	11,582	300,900
PetroHawk Energy Corp.*	17,090	267,117
Rex Energy Corp.*	15,554	45,729
Rosetta Resources, Inc.*	9,793	69,334
St. Mary Land & Exploration Co.	20,800	422,448
Stone Energy Corp.*	9,369	103,246
USEC, Inc.*	120,900	542,841
W&T Offshore, Inc.	5,248	75,151
Whiting Petroleum Corp.*	17,620	589,565
World Fuel Services Corp.	4,079	150,923

		10,085,196

Paper & Forest Products 0.3%
Buckeye Technologies, Inc.*	28,544	103,900
Clearwater Paper Corp.*	1,721	14,439
KapStone Paper and Packaging Corp.*	10,567	25,150
Wausau Paper Corp.	86,500	989,560

		1,133,049

Personal Products 1.1%
Alberto-Culver Co.	119,700	2,933,847
Chattem, Inc.*	4,600	329,038
Elizabeth Arden, Inc.*	25,900	326,599
Herbalife Ltd.	19,700	427,096
Prestige Brands Holdings, Inc.*	58,700	619,285

		4,635,865

Pharmaceuticals 0.8%
Ironwood Pharmaceuticals, Inc.*(a)	93,487	1,121,844
King Pharmaceuticals, Inc.*	23,627	250,919
Matrixx Initiatives, Inc.*	1,571	25,906
Medicis Pharmaceutical Corp., Class A	18,258	253,786
Questcor Pharmaceuticals, Inc.*	2,343	21,813
Salix Pharmaceuticals Ltd.*	9,463	83,558
Sucampo Pharmaceuticals, Inc., Class A*	760	4,370
ViroPharma, Inc.*	107,392	1,398,244
Vivus, Inc.*	47,925	254,961

		3,415,401

Professional Services 2.3%
Administaff, Inc.	543	11,751
Advisory Board Co. (The)*	41,111	916,775
COMSYS IT Partners, Inc.*	14,746	33,031
Corporate Executive Board Co. (The)	15,447	340,761
CoStar Group, Inc.	72,759	2,396,682
Exponent, Inc.*	15,700	472,256
Heidrick & Struggles International, Inc.	589	12,687
Manpower, Inc.	26,930	915,351
On Assignment, Inc.*	7,663	43,449
School Specialty, Inc.*	17,300	330,776
Spherion Corp.*	14,283	31,565
Volt Information Sciences, Inc.*	267,370	1,933,085

22 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Professional Services (continued)

Watson Wyatt Worldwide, Inc., Class A*	38,915	$1,860,915

		9,299,084

Real Estate Investment Trusts 1.9%
Apartment Investment & Management Co., Class A	910	10,510
Arbor Realty Trust, Inc.	43,000	126,850
Associated Estates Realty Corp.	4,940	45,102
Capital Trust, Inc., Class A	21,200	76,320
Cedar Shopping Centers, Inc.	4,687	33,184
Colonial Properties Trust	6,409	53,387
DiamondRock Hospitality Co.	47,300	239,811
Entertainment Properties Trust	22,085	658,133
Equity Lifestyle Properties, Inc.	11,063	424,377
Essex Property Trust, Inc.	4,200	322,350
Extra Space Storage, Inc.	11,449	118,154
Getty Realty Corp.	42,300	890,838
Healthcare Realty Trust, Inc.	52,660	1,236,457
Hersha Hospitality Trust	84,100	252,300
Kilroy Realty Corp.	2,628	87,933
Macerich Co. (The)	46,646	847,091
Medical Properties Trust, Inc.	4,778	30,149
MFA Financial, Inc.	138,570	816,177
Mid-America Apartment Communities, Inc.	3,883	144,292
National Retail Properties, Inc.	5,842	100,424
NorthStar Realty Finance Corp.	56,000	218,960
Parkway Properties, Inc.	2,062	37,116
Pennsylvania Real Estate Investment Trust	36,100	268,945
PS Business Parks, Inc.	2,062	92,089
Senior Housing Properties Trust	10,238	183,465
Sovran Self Storage, Inc.	1,842	66,312
Tanger Factory Outlet Centers	4,300	161,766
Taubman Centers, Inc.	12,036	306,437

		7,848,929

Real Estate Management & Development 0.1%
Consolidated-Tomoka Land Co.	4,856	185,451
Market Leader, Inc.*	37,697	64,085

		249,536

Road & Rail 1.9%
Arkansas Best Corp.	20,118	605,753
Celadon Group, Inc.*	80,310	685,044
Con-way, Inc.	33,450	889,770
Heartland Express, Inc.	18,275	288,014
J.B. Hunt Transport Services, Inc.	92,600	2,432,602
Kansas City Southern*	88,450	1,684,973
Knight Transportation, Inc.	52,200	841,464
Landstar System, Inc.	4,974	191,151
USA Truck, Inc.*	2,252	31,055
Werner Enterprises, Inc.	3,351	58,106

		7,707,932

Semiconductors & Semiconductor Equipment 1.7%
Actel Corp.*	3,840	45,005
Atmel Corp.*	130,300	407,839
Cirrus Logic, Inc.*	13,715	36,756
Cohu, Inc.	2,183	26,523
Cypress Semiconductor Corp.*	33,038	147,680
DSP Group, Inc.*	4,438	35,593
Exar Corp.*	8,565	57,129
Lam Research Corp.*	58,290	1,240,411
Linear Technology Corp.	23,730	524,908
Micrel, Inc.	43,800	320,178
Microsemi Corp.*	11,580	146,371
MKS Instruments, Inc.*	6,391	94,523
Novellus Systems, Inc.*	44,250	546,045
NVIDIA Corp.*	151,310	1,221,072
Silicon Image, Inc.*	33,099	139,016
Skyworks Solutions, Inc.*	53,994	299,127
Standard Microsystems Corp.*	10,831	176,978
Tessera Technologies, Inc.*	35,724	424,401
TriQuint Semiconductor, Inc.*	21,798	74,985
Ultra Clean Holdings, Inc.*	88,700	178,287
Ultratech, Inc.*	2,660	31,814
Varian Semiconductor Equipment Associates, Inc.*	9,446	171,161
Volterra Semiconductor Corp.*	6,907	49,385
Zoran Corp.*	72,500	495,175

		6,890,362

Software 5.0%
ANSYS, Inc.*	3,887	108,408
Blackbaud, Inc.	166,950	2,253,825
Blackboard, Inc.*	131,302	3,444,052
Citrix Systems, Inc.*	24,940	587,836
Commvault Systems, Inc.*	185,510	2,487,689
Compuware Corp.*	17,750	119,813
Concur Technologies, Inc.*	54,742	1,796,632
Epicor Software Corp.*	3,793	18,206
EPIQ Systems, Inc.*	105,730	1,766,748
FactSet Research Systems, Inc.	57,000	2,521,680
Informatica Corp.*	12,377	169,936
Jack Henry & Associates, Inc.	1,900	36,879
JDA Software Group, Inc.*	3,933	51,640
Mentor Graphics Corp.*	33,750	174,488
MICROS Systems, Inc.*	135,040	2,203,853
Monotype Imaging Holdings, Inc.*	71,934	417,217
Parametric Technology Corp.*	5,079	64,249
Soapstone Networks, Inc.*	12,576	32,446
Solera Holdings, Inc.*	51,610	1,243,801
SPSS, Inc.*	5,863	158,067
Sybase, Inc.*	9,980	247,205

2008 Annual Report 23

Statement of Investments (Continued)
December 31, 2008

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Software (continued)

Symyx Technologies, Inc.*	1,460	$8,672
Synopsys, Inc.*	12,943	239,704
Take-Two Interactive Software, Inc.	11,141	84,226
Taleo Corp., Class A*	2,782	21,783
TeleCommunication Systems, Inc., Class A*	330	2,835

		20,261,890

Specialty Retail 2.7%
America’s Car-Mart, Inc.*	1,612	22,262
American Eagle Outfitters, Inc.	44,810	419,422
Brown Shoe Co., Inc.	50,400	426,888
Cato Corp. (The), Class A	2,719	41,057
Charlotte Russe Holding, Inc.*	2,297	14,907
Children’s Place Retail Stores, Inc. (The)*	3,276	71,024
Citi Trends, Inc.*	31,663	466,079
Coldwater Creek, Inc.*	93,800	267,330
Dress Barn, Inc.*	6,232	66,932
Finish Line (The), Class A	7,267	40,695
Genesco, Inc.	14,041	237,574
Gymboree Corp.*	9,796	255,578
Haverty Furniture Cos., Inc.	66,200	617,646
Hibbett Sports, Inc.*	12,200	191,662
J Crew Group, Inc.*	94,100	1,148,020
Jo-Ann Stores, Inc.*	18,883	292,498
JOS. A. Bank Clothiers, Inc.*	28,400	742,660
O’Reilly Automotive, Inc.*	86,780	2,667,617
OfficeMax, Inc.	65,600	501,184
Pacific Sunwear of California, Inc.*	4,577	7,277
Pier 1 Imports, Inc.*	201,500	74,555
RadioShack Corp.	8,512	101,633
Rent-A-Center, Inc.*	2,150	37,947
Sally Beauty Holdings, Inc.*	22,000	125,180
Sonic Automotive, Inc., Class A	61,500	244,770
Stage Stores, Inc.	36,483	300,985
Tractor Supply Co.*	13,043	471,374
Urban Outfitters, Inc.*	64,540	966,809

		10,821,565

Telecommunications 0.0%
Applied Signal Technology, Inc.	1,567	28,112

Textiles, Apparel & Luxury Goods 1.2%
American Apparel, Inc.*	55,700	110,843
Carter’s, Inc.*	7,724	148,764
Deckers Outdoor Corp.*	136	10,862
Fossil, Inc.*	5,831	97,378
Iconix Brand Group, Inc.*	71,847	702,664
Maidenform Brands, Inc.*	1,402	14,230
Perry Ellis International, Inc.*	40,162	254,627
Phillips-Van Heusen Corp.	98,840	1,989,649
Skechers U.S.A., Inc., Class A*	7,368	94,458
Steven Madden Ltd.*	32,315	688,956
Timberland Co., Class A*	24,900	287,595
True Religion Apparel, Inc.*	3,582	44,560
UniFirst Corp.	2,128	63,180
Volcom, Inc.*	2,294	25,005
Wolverine World Wide, Inc.	7,542	158,684

		4,691,455

Thrifts & Mortgage Finance 0.6%
Brookline Bancorp, Inc.	31,258	332,898
Charter Financial Corp.	656	5,904
Dime Community Bancshares	24,950	331,835
First Niagara Financial Group, Inc.	10,981	177,563
MGIC Investment Corp.	89,600	311,808
NewAlliance Bancshares, Inc.	35,700	470,169
Provident Financial Services, Inc.	5,455	83,461
TrustCo Bank Corp. NY	15,592	148,280
ViewPoint Financial Group	16,500	264,825
Westfield Financial, Inc.	31,600	326,112

		2,452,855

Tobacco 0.0%
Alliance One International, Inc.*	11,653	34,260

Trading Companies & Distributors 0.4%
Applied Industrial Technologies, Inc.	25,276	478,222
Rush Enterprises, Inc., Class A*	56,400	483,348
WESCO International, Inc.*	30,783	591,957

		1,553,527

Wireless Telecommunication Services 0.1%
Centennial Communications Corp.*	20,500	165,230
Syniverse Holdings, Inc.*	12,326	147,172

		312,402

		292,793,432

Total Common Stocks (cost $496,424,638)		$381,193,268

Exchange Traded Funds 0.6%

AUSTRALIA 0.2% (a)
Multi-Utility 0.0%
Hastings Diversified Utilities Fund	96,996	148,217

Transportation Infrastructure 0.2%
Australian Infrastructure Fund	460,308	614,874

		763,091

UNITED STATES 0.4%
Equity Funds 0.4%
iShares Russell 2000 Growth Index Fund	25,100	1,276,586
SPDR KBW Regional Banking	21,248	619,591

		1,896,177

24 Annual Report 2008

Exchange Traded Funds (continued)
	Shares	Market Value

UNITED STATES (continued)
Equity Funds (continued)

Total Exchange Traded Funds (cost $3,476,892)		$2,659,268

Preferred Stock 0.0% (a)

GERMANY 0.0%
Media 0.0%
ProSiebenSat.1 Media AG	5,105	17,215

Total Preferred Stock (cost $103,843)		17,215

Warrant 0.0% (a)

UNITED STATES 0.0%
Health Care Providers & Services 0.0%
Hythiam, Inc., Expiring 11/06/12*	43,900	0

Total Warrant (cost $0)		0

Mutual Fund 4.1% (c)

UNITED STATES 4.1%
Money Market Fund 4.1%
AIM Liquid Assets Portfolio 1.56%	16,545,834	16,545,834

Total Mutual Fund (cost $16,545,834)		16,545,834

Total Investments (cost $516,551,207) (b) — 98.5%		400,415,585

Other assets in excess of liabilities — 1.5%		6,026,525

NET ASSETS — 100.0%		$406,442,110

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.

(c)	The rate reflects the seven day yield

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

KGaA	Limited partnership with shares

Ltd.	Limited

LP	Limited Partnership

NL	Netherlands

NV	Public Traded Company

PLC	Public Limited Company

RSP	Savings Shares

SA	Stock Company

SA de CV	Public Traded Company with Variable Capital
SGPS	Holding Enterprise

SpA	Limited Share Company
UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 25

Statement of Assets and Liabilities
December 31, 2008

NVIT
Multi-Manager
Small Company
Fund

Assets:
Investments, at value (cost $516,551,207)	$400,415,585
Cash	4,072,734
Foreign currencies, at value (cost $12,424)	13,968
Interest and dividends receivable	440,045
Receivable for capital shares issued	66,014
Receivable for investments sold	5,903,851
Reclaims receivable	95,161
Prepaid expenses and other assets	2,060

Total Assets	411,009,418

Liabilities:
Payable for investments purchased	3,373,407
Payable for capital shares redeemed	639,483
Accrued expenses and other payables:
Investment advisory fees	367,854
Fund administration fees	27,648
Distribution fees	13,449
Administrative services fees	51,536
Custodian fees	9,884
Trustee fees	3,819
Compliance program costs (Note 3)	7,794
Professional fees	21,642
Printing fees	32,380
Other	18,412

Total Liabilities	4,567,308

Net Assets	$406,442,110

Represented by:
Capital	$625,590,018
Accumulated undistributed net investment income	369,964
Accumulated net realized losses from investment transactions, futures and foreign currency transactions	(103,386,082)
Net unrealized appreciation/(depreciation) from investments	(116,135,622)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	3,832

Net Assets	$406,442,110

Net Assets:
Class I Shares	$312,192,179
Class II Shares	67,160,569
Class III Shares	1,491,946
Class IV Shares	20,512,653
Class Y Shares	5,084,763

Total	$406,442,110

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	29,007,997
Class II Shares	6,375,956
Class III Shares	138,427
Class IV Shares	1,906,548
Class Y Shares	472,769

Total	37,901,697

The accompanying notes are an integral part of these financial statements.

26 Annual Report 2008

NVIT
Multi-Manager
Small Company
Fund

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.76
Class II Shares	$10.53
Class III Shares	$10.78
Class IV Shares	$10.76
Class Y Shares	$10.76

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 27

Statement of Operations
For the Year Ended December 31, 2008

NVIT
Multi-Manager
Small Company
Fund

INVESTMENT INCOME:
Dividend income	$12,550,024
Foreign tax withholding	(355,317)

Total Income	12,194,707

EXPENSES:
Investment advisory fees	5,602,340
Fund administration fees	285,971
Distribution fees Class II Shares	237,065
Administrative services fees Class I Shares	632,944
Administrative services fees Class II Shares	139,561
Administrative services fees Class III Shares	2,423
Administrative services fees Class IV Shares	45,854
Custodian fees	66,743
Trustee fees	15,779
Compliance program costs (Note 3)	8,688
Professional fees	90,290
Printing fees	194,664
Other	74,368

Total expenses before earnings credit	7,396,690

Earnings credit (Note 5)	(35,036)

Net Expenses	7,361,654

NET INVESTMENT INCOME	4,833,053

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(97,024,567)
Net realized gains from futures transactions	52,498
Net realized losses from foreign currency transactions	(48,700)

Net realized losses from investment transactions, futures and foreign currency transactions	(97,020,769)

Net change in unrealized appreciation/(depreciation) from investments	(178,144,733)
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	(3,389)

Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	(178,148,122)

Net realized/unrealized losses from investments and foreign currency translations	(275,168,891)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(270,335,838)

The accompanying notes are an integral part of these financial statements.

28 Annual Report 2008

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Company Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$4,833,053	$1,855,002
Net realized gains (losses) from investment, futures and foreign currency	(97,020,769)	125,506,786
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(178,148,122)	(104,887,564)

Change in net assets resulting from operations	(270,335,838)	22,474,224

Distributions to Shareholders From:
Net investment income:
Class I	(3,821,759)	(603,523)
Class II	(584,518)	–
Class III	(19,725)	(867)
Class IV	(248,051)	(45,241)
Class Y(b)	(40,615)	–
Net realized gains:
Class I	(96,172,925)	(95,291,802)
Class II	(20,667,812)	(14,368,708)
Class III	(491,781)	(572,275)
Class IV	(6,419,731)	(5,564,619)
Class Y (b)	(717,560)	—

Change in net assets from shareholder distributions	(129,184,477)	(116,447,035)

Change in net assets from capital transactions	25,002,061	(28,184,139)

Change in net assets	(374,518,254)	(122,156,950)

Net Assets:
Beginning of period	780,960,364	903,117,314

End of period	$406,442,110	$780,960,364

Accumulated undistributed net investment income at end of period	$369,964	$178,135

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$19,535,415	$32,755,979
Dividends reinvested	99,994,684	95,895,279
Cost of shares redeemed	(124,461,598)	(173,845,346)

Total Class I	(4,931,499)	(45,194,088)

Class II Shares
Proceeds from shares issued	11,537,407	29,830,801
Dividends reinvested	21,252,330	14,368,705
Cost of shares redeemed	(11,673,896)	(27,231,263)

Total Class II	21,115,841	16,968,243

Class III Shares
Proceeds from shares issued	925,875	2,140,724
Dividends reinvested	511,506	573,142
Cost of shares redeemed (a)	(1,338,952)	(4,174,049)

Total Class III	98,429	(1,460,183)

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.
(b)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 29

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Company Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$1,400,360	$2,644,223
Dividends reinvested	6,667,782	5,609,858
Cost of shares redeemed	(6,358,072)	(6,752,192)

Total Class IV	1,710,070	1,501,889

Class Y Shares (a)
Proceeds from shares issued	6,295,127	—
Dividends reinvested	758,175	—
Cost of shares redeemed	(44,082)	—

Total Class Y	7,009,220	—

Change in net assets from capital transactions	$25,002,061	$(28,184,139)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,294,878	1,321,648
Reinvested	6,617,203	4,069,384
Redeemed	(7,193,115)	(7,075,955)

Total Class I Shares	718,966	(1,684,923)

Class II Shares
Issued	603,236	1,220,770
Reinvested	1,438,044	619,608
Redeemed	(718,789)	(1,117,975)

Total Class II Shares	1,322,491	722,403

Class III Shares
Issued	52,414	87,963
Reinvested	33,750	24,297
Redeemed	(81,958)	(173,220)

Total Class III Shares	4,206	(60,960)

Class IV Shares
Issued	82,156	110,244
Reinvested	441,571	238,072
Redeemed	(386,897)	(274,415)

Total Class IV Shares	136,830	73,901

Class Y Shares (a)
Issued	425,385	—
Reinvested	50,748	—
Redeemed	(3,364)	—

Total Class Y Shares	472,769	—

Total change in shares	2,655,262	(949,579)

Amounts designated as “—” are zero or have been rounded to zero.

(a)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

30 Annual Report 2008

Financial Highlights
(Selected data for each share of capital stock outstanding throughout the periods indicated)

NVIT Multi-Manager Small Company Fund

		Operations			Distributions								Ratios / Supplemental Data

			Net Realized												Ratio of
			and												Net		Ratio of
			Unrealized												Investment		Expenses
	Net Asset	Net	Gains						Net Asset				Ratio of		Income		(Prior to
	Value,	Investment	(Losses)	Total	Net	Net			Value,			Net Assets	Expenses to		(Loss) to		Reimbursements)
	Beginning of	Income	from	from	Investment	Realized	Total	Redemption	End of	Total		at End of	Average Net		Average		to Average		Portfolio
	Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Fees	Period	Return		Period	Assets		Net Assets		Net Assets (c)		Turnover (d)

Class I Shares
Year Ended December 31, 2008	$22.21	0.14	(7.45)	(7.31)	(0.14)	(4.00)	(4.14)	–	$10.76	(38.19%)		$312,192,179	1.19%		0.85%		1.19%		113.50%
Year Ended December 31, 2007	$24.99	0.06	0.67	0.73	(0.02)	(3.49)	(3.51)	–	$22.21	2.13%		$628,302,006	1.19%		0.24%		1.19%		115.83%
Year Ended December 31, 2006	$22.78	0.03	2.67	2.70	(0.03)	(0.46)	(0.49)	–	$24.99	12.04%		$749,047,903	1.19%		0.11%		1.19%		104.59%
Year Ended December 31, 2005	$22.96	(0.03)	2.84	2.81	–	(2.99)	(2.99)	–	$22.78	12.32%		$831,778,341	1.20%		(0.12%)		1.20%		128.34%
Year Ended December 31, 2004	$21.73	(0.04)	4.17	4.13	–	(2.90)	(2.90)	–	$22.96	19.02%		$815,584,790	1.19%		(0.17%)		1.19%		131.75%

Class II Shares
Year Ended December 31, 2008	$21.84	0.09	(7.30)	(7.21)	(0.10)	(4.00)	(4.10)	–	$10.53	(38.35%)		$67,160,569	1.45%		0.57%		1.45%		113.50%
Year Ended December 31, 2007	$24.66	–	0.67	0.67	–	(3.49)	(3.49)	–	$21.84	1.89%		$110,373,399	1.42%		0.01%		1.42%		115.83%
Year Ended December 31, 2006	$22.53	(0.03)	2.63	2.60	(0.01)	(0.46)	(0.47)	–	$24.66	11.75%		$106,813,380	1.45%		(0.12%)		1.45%		104.59%
Year Ended December 31, 2005	$22.80	(0.07)	2.79	2.72	–	(2.99)	(2.99)	–	$22.53	12.01%		$74,165,283	1.45%		(0.37%)		1.45%		128.34%
Year Ended December 31, 2004	$21.64	(0.07)	4.13	4.06	–	(2.90)	(2.90)	–	$22.80	18.78%		$46,906,210	1.44%		(0.42%)		1.44%		131.75%

Class III Shares
Year Ended December 31, 2008	$22.24	0.16	(7.47)	(7.31)	(0.15)	(4.00)	(4.15)	–	$10.78	(38.16%)		$1,491,946	1.16%		0.90%		1.16%		113.50%
Year Ended December 31, 2007	$25.01	0.06	0.67	0.73	(0.01)	(3.49)	(3.50)	–	$22.24	2.11%		$2,985,655	1.21%		0.19%		1.21%		115.83%
Year Ended December 31, 2006	$22.80	0.03	2.68	2.71	(0.04)	(0.46)	(0.50)	–	$25.01	12.06%		$4,880,884	1.18%		0.16%		1.18%		104.59%
Year Ended December 31, 2005	$22.98	(0.02)	2.83	2.81	–	(2.99)	(2.99)	–	$22.80	12.31%		$2,548,033	1.22%		(0.14%)		1.22%		128.34%
Year Ended December 31, 2004	$21.74	(0.03)	4.17	4.14	–	(2.90)	(2.90)	–	$22.98	19.06%		$1,680,783	1.19%		(0.15%)		1.19%		131.75%

Class IV Shares
Year Ended December 31, 2008	$22.21	0.14	(7.45)	(7.31)	(0.14)	(4.00)	(4.14)	–	$10.76	(38.19%)		$20,512,653	1.20%		0.83%		1.20%		113.50%
Year Ended December 31, 2007	$24.99	0.07	0.67	0.74	(0.03)	(3.49)	(3.52)	–	$22.21	2.15%		$39,300,304	1.17%		0.26%		1.17%		115.83%
Year Ended December 31, 2006	$22.78	0.03	2.67	2.70	(0.03)	(0.46)	(0.49)	–	$24.99	12.04%		$42,375,147	1.19%		0.12%		1.19%		104.59%
Year Ended December 31, 2005	$22.96	(0.03)	2.84	2.81	–	(2.99)	(2.99)	–	$22.78	12.32%		$43,205,522	1.20%		(0.12%)		1.20%		128.34%
Year Ended December 31, 2004	$21.73	(0.04)	4.17	4.13	–	(2.90)	(2.90)	–	$22.96	19.02%		$44,818,813	1.19%		(0.18%)		1.19%		131.75%

Class Y Shares
Period Ended December 31, 2008 (e)	$20.20	0.12	(5.39)	(5.27)	(0.17)	(4.00)	(4.17)	–	$10.76	(32	.67%)(a)	$5,084,763	1	.08%(b)	0	.99%(b)	1.08%	(b)	113.50%
Amounts designated as “-” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 31

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Multi-Manager Small Company Fund (the “Fund”) (formerly “Nationwide Multi-Manager NVIT Small Company Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

32 Annual Report 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

2008 Annual Report 33

Notes to Financial Statements (Continued)
December 31, 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$329,251,154	$—	$69,436,285	$—	$1,728,146	$—	$400,415,585	$—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments*

Balance as of 12/31/2007	$584,294	$—

Accrued Accretion/(Amortization)	—	—

Change in Unrealized Appreciation/(Depreciation)	329,584	—

Net Purchase/(Sales)	814,268	—

Transfers In/(Out) of Level 3	—	—

Balance as of 12/31/2008	$1,728,146	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of December 31, 2008, the Fund did not hold any repurchase agreements.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

34 Annual Report 2008

(d)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized,

2008 Annual Report 35

Notes to Financial Statements (Continued)
December 31, 2008

measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisors

- Morgan Stanley Investment Management Inc.

- American Century Investment Management, Inc.

- Putnam Investment Management, LLC

- Neuberger Berman Management Inc.

- Waddell & Reed Investment Management Company

- Aberdeen Asset Management, Inc.

- Gartmore Global Partners

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

36 Annual Report 2008

Fee Schedule	Total Fees

All Assets	0.93%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $3,681,719 for the year ended December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, Class II and Class III and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2008, NFS received $951,351 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of

2008 Annual Report 37

Notes to Financial Statements (Continued)
December 31, 2008

the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $8,688.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $2,438 from Class III.

For the year ended December 31, 2007, the Fund had no contributions to capital due to redemption fees from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $667,283,205 and sales of $764,622,509.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry

38 Annual Report 2008

risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

10. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

2008 Annual Report 39

Notes to Financial Statements (Continued)
December 31, 2008

11. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$22,115,447	$107,069,029	$129,184,476	$—	$129,184,476

2007	22,534,529	93,912,506	116,447,035	—	116,447,035

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$364,879	$—	$364,879	$—	$(94,559,603)	$(124,953,182)	$(219,147,906)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$525,372,599	$23,584,066	$(148,541,080)	$(124,957,014)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$23,092,502	2016

As of December 31, 2008, the Fund has additional capital loss carryforwards, subject to any applicable limitations on availability, to offset future capital gains, if any, as the successor of a merger Fund.

Acquired Fund	Amount	Expires

Market Street All Pro Large Cap Growth	1,527,056	2009

Market Street All Pro Large Cap Growth	1,527,056	2010

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses in the amount of $68,412,989.

40 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Small Company Fund (formerly Nationwide Multi-Manager NVIT Small Company Fund) (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 41

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 42.30% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $107,069,029 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

42 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 43

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

44 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 45

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

46 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 47

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

48 Annual Report 2008

NVIT Nationwide Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

9	Statement of Investments

12	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-NAT (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not an affiliate of Aberdeen Asset Management Inc.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Nationwide Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Nationwide Fund (Class I at NAV) registered -41.55% versus -37.00% for its benchmark, the Standard & Poor’s 500® (S&P 500) Index. For broader comparison, the average return for the Fund’s Lipper peer category of Large-Cap Core Funds (consisting of 229 funds as of December 31, 2008) was -38.76% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

Stock selection in the financials sector, mainly in thrifts and mortgage finance, along with an overweight position in the food and staples retailing segment of the consumer staples sector, added to the Fund’s performance relative to the benchmark index during the reporting period. The most notable individual stock contributor was the Fund’s holding in The Kroger Co., a large supermarket chain. Kroger reported a 9% increase in sales for the third quarter of 2008. An underweight position by the Fund in American International Group, Inc. (AIG), a multiline insurer, also benefited Fund performance. Shares of AIG fell as the company encountered problems with its $440 billion portfolio of credit default swaps. AIG subsequently was forced to obtain an $85 billion loan from the U.S. Treasury in exchange for an 80% equity stake in the company.

What areas of investment detracted from Fund performance?

Stock selection in the information technology sector (primarily in the communications equipment industry) and the consumer discretionary sector (mainly in specialty retail) hindered Fund performance during the reporting period. The primary individual detractor was the Fund’s holding in Research In Motion Ltd., in the information technology sector. The company’s price/earnings ratio was substantially below its growth rate. Research In Motion grew substantially and gained market share during the reporting period, but delivery delays of new products and increased marketing promotions tied to the company’s smart phones created a negative revision to the company’s analysts’ estimates of forward earnings. The Fund’s position in Freeport-McMoRan Copper & Gold Inc. also detracted from Fund performance; the company was leveraged to declining mineral prices, which led to sharply lower profitability.

What is your outlook for the near term?

Our near-term outlook suggests a continued negative economic environment. Larger businesses are contracting. Smaller businesses – the typical drivers of employment growth – are stagnant, and unable to get the financing commitments at reasonable terms they need. Consumers, whose spending comprises two-thirds of the U.S. economy, have started to save again. The savings rate rose from −1.0% to nearly 3.0% in the last three months of the reporting period. The U.S. economy should begin to show improvement as the cumulative effect of the recent massive policy initiatives – such as the Troubled Asset Relief Program (TARP) passed by Congress in 2008 – takes hold, but we believe that negative trends in gross domestic product (GDP) growth may continue for several quarters. All data point toward rising job losses and declining income, and there is little reason to expect a quick recovery.

Looking at the world from a stock-market perspective, we find that we have much greater room for optimism, because the stock market typically discounts ahead of turns in the broader economy. The recent market shocks and financial crises have created attractive investment opportunities. If the credit markets can return to some level of normalcy and the economy begins to stabilize, the decline in stock prices will present a buying opportunity. We believe that the U.S. markets could lead this trend, because fewer barriers exist to rapid restructuring as compared to those in other countries. Stock valuations are exceedingly low, given the near-deflationary and near-zero interest-rate environment. Earnings expectations have begun to drop, a process that we believe will continue, and these more realistic valuation expectations lead us to be more positive on the market outlook as a whole. We believe that our focus on finding good-quality businesses at attractive valuations will position the Fund appropriately to benefit from the opportunities presented by a potential economic recovery.

4 Annual Report 2008

Subadviser:
Aberdeen Asset Management Inc.

Portfolio Managers:
Paul Atkinson; Joseph A. Cerniglia, CFA; Jarett Fisher, CFA; Francis Radano III, CFA; and Shahreza Yusof

2008 Annual Report 5

Fund Performance	NVIT Nationwide Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Expense
	1 Yr.	5 Yr.	10 Yr.	Ratio*

Class I2	-41.55%	-3.26%	-1.92%	0.79%

Class II3	-41.61%	-3.48%	-2.05%	1.07%

Class III[3]	-41.54%	-3.24%	-1.89%	0.81%

Class IV3	-41.55%	-3.26%	-1.91%	0.80%

*	As of December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

[3]	These returns until the creation of Class II shares (July 11, 2002), Class III shares (May 6, 2002) and Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class II, Class III and Class IV shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Nationwide Fund versus performance of the Standard & Poor’s 500 Index (S&P 500)(a), and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

6 Annual Report 2008

Shareholder	NVIT Nationwide Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Nationwide Fund			07/01/08	12/31/08	07/01/08 - 12/31/2008[a]	07/01/08 - 12/31/2008[a]

Class I	Actual		1,000.00	655.00	3.58	0.86
	Hypothetical	[b]	1,000.00	1,020.81	4.38	0.86

Class II	Actual		1,000.00	655.30	4.70	1.13
	Hypothetical	[b]	1,000.00	1,019.46	5.75	1.13

Class III	Actual		1,000.00	655.30	3.79	0.91
	Hypothetical	[b]	1,000.00	1,020.56	4.63	0.91

Class IV	Actual		1,000.00	655.00	3.58	0.86
	Hypothetical	[b]	1,000.00	1,020.81	4.38	0.86

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Annual Report 7

Portfolio Summary	NVIT Nationwide Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	97.9%
Repurchase Agreements	2.3%
Liabilities in excess of other assets	(0.2)%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	10.0%
Pharmaceuticals	5.6%
Health Care Providers & Services	5.6%
Food & Staples Retailing	5.5%
Communications Equipment	3.8%
Computers & Peripherals	3.7%
Aerospace & Defense	3.5%
Software	3.4%
Capital Markets	3.3%
Diversified Telecommunication Services	3.2%
Other	52.4%

100.0%

Top Holdings

Exxon Mobil Corp.	3.9%
Microsoft Corp.	2.2%
Johnson & Johnson	2.1%
Procter & Gamble Co.	2.1%
Pfizer, Inc.	2.0%
United Technologies Corp.	2.0%
Wal-Mart Stores, Inc.	1.8%
Cisco Systems, Inc.	1.8%
QUALCOMM, Inc.	1.8%
JPMorgan Chase & Co.	1.7%
Other*	78.6%

100.0%

*	For purposes of listing top holdings, the repurchase agreements are included as part of Other.

8 Annual Report 2008

Statement of Investments
December 31, 2008

NVIT Nationwide Fund

Common Stocks 97.9%

	Shares	Market Value

Aerospace & Defense 3.5%
Boeing Co.	70,200	$2,995,434
Honeywell International, Inc.	135,900	4,461,597
Lockheed Martin Corp.	20,000	1,681,600
Northrop Grumman Corp.	138,112	6,220,565
United Technologies Corp.	367,400	19,692,640

		35,051,836

Air Freight & Logistics 0.3%
FedEx Corp.	49,900	3,201,085

Auto Components 1.1%
BorgWarner, Inc.	441,400	9,609,278
Johnson Controls, Inc.	65,400	1,187,664

		10,796,942

Beverages 1.9%
Molson Coors Brewing Co., Class B	42,700	2,088,884
Pepsi Bottling Group, Inc.	121,800	2,741,718
PepsiCo, Inc.	261,400	14,316,878

		19,147,480

Biotechnology 1.4%
Amgen, Inc.*	68,300	3,944,325
Biogen Idec, Inc.*	24,900	1,185,987
Genentech, Inc.*	10,600	878,846
Gilead Sciences, Inc.*	161,900	8,279,566

		14,288,724

Capital Markets 3.3%
Bank of New York Mellon Corp. (The)	127,800	3,620,574
Goldman Sachs Group, Inc. (The)	152,200	12,844,158
Investment Technology Group, Inc.*	124,700	2,833,184
Northern Trust Corp.	66,000	3,441,240
State Street Corp.	276,100	10,859,013

		33,598,169

Chemicals 2.4%
Air Products & Chemicals, Inc.	178,700	8,983,249
Dow Chemical Co. (The)	775,300	11,699,277
Praxair, Inc.	64,500	3,828,720

		24,511,246

Commercial Banks 3.0%
Fifth Third Bancorp	208,000	1,718,080
Royal Bank of Canada	256,000	7,487,927
Wells Fargo & Co.	569,000	16,774,120
Zions Bancorp(a)	178,943	4,385,893

		30,366,020

Commercial Services & Supplies 0.2%
Avery Dennison Corp.	55,100	1,803,423

Communications Equipment 3.8%
Cisco Systems, Inc.*	1,106,743	18,039,911
Corning, Inc.	223,600	2,130,908
QUALCOMM, Inc.	499,350	17,891,711

		38,062,530

Computers & Peripherals 3.7%
Apple, Inc.*	57,800	4,933,230
Dell, Inc.*	225,800	2,312,192
EMC Corp.*	984,100	10,303,527
Hewlett-Packard Co.	240,900	8,742,261
International Business Machines Corp.	130,194	10,957,127

		37,248,337

Consumer Finance 1.2%
American Express Co.	80,200	1,487,710
Capital One Financial Corp.	319,000	10,172,910

		11,660,620

Containers & Packaging 0.6%
Pactiv Corp.	246,540	6,133,915

Diversified Financial Services 2.4%
Bank of America Corp.	331,435	4,666,605
Citigroup, Inc.	364,513	2,445,882
JPMorgan Chase & Co.	553,643	17,456,364

		24,568,851

Diversified Telecommunication Services 3.2%
AT&T, Inc.	231,100	6,586,350
TELUS Corp.	240,617	7,246,584
Verizon Communications, Inc.	247,200	8,380,080
Windstream Corp.	1,089,598	10,024,302

		32,237,316

Electric Utilities 2.4%
Great Plains Energy, Inc.	183,800	3,552,854
Northeast Utilities	223,800	5,384,628
PPL Corp.	374,300	11,487,267
Southern Co.	111,000	4,107,000

		24,531,749

Electrical Equipment 0.9%
Emerson Electric Co.	250,900	9,185,449

Energy Equipment & Services 2.4%
ENSCO International, Inc.	215,100	6,106,689
Halliburton Co.	150,900	2,743,362

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Nationwide Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Energy Equipment & Services (continued)

Schlumberger Ltd.	318,900	$13,499,037
Transocean Ltd.*	34,300	1,620,675

		23,969,763

Food & Staples Retailing 5.5%
Costco Wholesale Corp.	175,300	9,203,250
CVS Caremark Corp.	346,320	9,953,237
Kroger Co. (The)	121,500	3,208,815
Safeway, Inc.	109,500	2,602,815
SYSCO Corp.	563,100	12,917,514
Wal-Mart Stores, Inc.	326,491	18,303,085

		56,188,716

Food Products 1.5%
Archer-Daniels-Midland Co.	92,700	2,672,541
Kraft Foods, Inc., Class A	462,700	12,423,495

		15,096,036

Health Care Equipment & Supplies 1.1%
Medtronic, Inc.	97,400	3,060,308
St. Jude Medical, Inc.*	258,768	8,528,993

		11,589,301

Health Care Providers & Services 5.6%
Aetna, Inc.	596,161	16,990,588
AmerisourceBergen Corp.	74,800	2,667,368
Express Scripts, Inc.	51,000	2,803,980
McKesson Corp.	100,100	3,876,873
Medco Health Solutions, Inc.*	83,700	3,507,867
Quest Diagnostics, Inc.	258,900	13,439,499
UnitedHealth Group, Inc.	504,056	13,407,890

		56,694,065

Hotels, Restaurants & Leisure 1.1%
McDonald’s Corp.	96,700	6,013,773
Yum! Brands, Inc.	149,800	4,718,700

		10,732,473

Household Durables 1.6%
Stanley Works (The)	222,300	7,580,430
Toll Brothers, Inc.	389,400	8,344,842

		15,925,272

Household Products 2.1%
Procter & Gamble Co.	338,390	20,919,270

Industrial Conglomerates 2.1%
3M Co.	204,700	11,778,438
General Electric Co.	611,415	9,904,923

		21,683,361

Information Technology Services 2.2%
Alliance Data Systems Corp.*	251,600	11,706,948
Cognizant Technology Solutions Corp., Class A*	579,300	10,462,158

		22,169,106

Insurance 2.8%
Aflac, Inc.	177,500	8,136,600
Allstate Corp. (The)	187,500	6,142,500
MetLife, Inc.	402,234	14,021,877

		28,300,977

Internet Software & Services 0.3%
Google, Inc., Class A*	11,550	3,553,358

Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc.*	77,700	2,647,239

Machinery 2.4%
Cummins, Inc.	66,800	1,785,564
Deere & Co.	259,029	9,925,991
Eaton Corp.	73,800	3,668,598
ITT Corp.	201,000	9,243,990

		24,624,143

Media 2.2%
Comcast Corp., Class A	399,900	6,750,312
News Corp., Class A	334,900	3,044,241
Omnicom Group, Inc.	121,300	3,265,396
Time Warner, Inc.	411,266	4,137,336
Walt Disney Co. (The)	245,800	5,577,202

		22,774,487

Metals & Mining 0.3%
Nucor Corp.	74,400	3,437,280

Multi-Utility 0.9%
CenterPoint Energy, Inc.	406,100	5,124,982
Integrys Energy Group, Inc.	83,800	3,601,724

		8,726,706

Multiline Retail 0.2%
Macy’s, Inc.	201,200	2,082,420

Oil, Gas & Consumable Fuels 10.0%
Apache Corp.	211,900	15,792,907
Chevron Corp.	146,744	10,854,653
ConocoPhillips	131,314	6,802,065
EOG Resources, Inc.	169,000	11,252,020
Exxon Mobil Corp.	499,343	39,862,552
Hess Corp.	188,070	10,088,075
Occidental Petroleum Corp.	72,900	4,373,271
Williams Cos., Inc.	181,900	2,633,912

		101,659,455

10 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Pharmaceuticals 5.6%
Abbott Laboratories	91,100	$4,862,007
Bristol-Myers Squibb Co.	169,100	3,931,575
Johnson & Johnson	357,840	21,409,567
Merck & Co., Inc.	124,900	3,796,960
Pfizer, Inc.	1,151,201	20,387,770
Wyeth	75,100	2,817,001

		57,204,880

Real Estate Investment Trusts 0.4%
Plum Creek Timber Co., Inc.	124,500	4,325,130

Road & Rail 1.6%
Canadian National Railway Co.	226,900	8,340,844
CSX Corp.	89,400	2,902,818
Ryder System, Inc.	52,300	2,028,194
Union Pacific Corp.	72,200	3,451,160

		16,723,016

Semiconductors & Semiconductor Equipment 1.9%
Intel Corp.	1,032,868	15,141,845
NVIDIA Corp.*	523,400	4,223,838

		19,365,683

Software 3.4%
Microsoft Corp.	1,138,494	22,132,323
Oracle Corp.*	690,300	12,239,019

		34,371,342

Specialty Retail 2.1%
Best Buy Co., Inc.	88,500	2,487,735
Staples, Inc.	525,040	9,408,717
TJX Cos., Inc.	434,300	8,933,551

		20,830,003

Textiles, Apparel & Luxury Goods 0.7%
V.F. Corp.	134,930	7,390,116

Thrifts & Mortgage Finance 0.4%
Hudson City Bancorp, Inc.	223,200	3,562,272

Tobacco 1.9%
Altria Group, Inc.	255,100	3,841,806
Philip Morris International, Inc.	355,100	15,450,401

		19,292,207

Total Common Stocks (cost $1,167,572,265)		992,231,769

Repurchase Agreements 2.3%

	Principal Amount	Market Value

Morgan Stanley (b), 0.04%, dated 12/31/08, due 01/02/09, repurchase price $4,205,169, collateralized by U.S. Government Agency Mortgages ranging 3.43% - 7.00%, maturing 03/01/15 -09/01/48; total market value of $4,289,263	$4,205,161	4,205,161
UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $19,229,131, collateralized by Treasury Bills and U.S. Government Discount Notes maturing 01/30/09 - 06/24/09; total market value of $19,613,681	19,229,099	19,229,099

Total Repurchase Agreements (cost $23,434,260)		23,434,260

Total Investments (cost $1,191,006,525)(c) — 100.2%		1,015,666,029

Liabilities in excess of other assets — (0.2%)		(2,480,007)

NET ASSETS — 100.0%		$1,013,186,022

*	Denotes a non-income producing security.

(a)	The security or a partial position of this security is on loan at December 31, 2008. The total value of securities on loan at December 31, 2008 was $4,096,005.

(b)	The security was purchased with cash collateral held from securities on loan (See Note 2). The total value of this security as of December 31, 2008 was $4,205,161.

(c)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Assets and Liabilities
December 31, 2008

NVIT
Nationwide Fund

Assets:
Investments, at value (cost $1,167,572,265)*	$992,231,769
Repurchase agreements, at value and cost	23,434,260

Total Investments	1,015,666,029

Interest and dividends receivable	2,587,990
Receivable for capital shares issued	227,771

Total Assets	1,018,481,790

Liabilities:
Cash overdraft	80,822
Payable upon return of securities loaned (Note 2)	4,205,161
Payable for capital shares redeemed	128,738
Accrued expenses and other payables:
Investment advisory fees	483,362
Fund administration fees	41,603
Distribution fees	57,690
Administrative services fees	135,062
Custodian fees	18,711
Trustee fees	9,929
Compliance program costs (Note 3)	20,261
Professional fees	56,541
Printing fees	39,848
Other	18,040

Total Liabilities	5,295,768

Net Assets	$1,013,186,022

Represented by:
Capital	$1,778,344,095
Accumulated undistributed net investment income	1,682,804
Accumulated net realized losses from investment transactions and foreign currency transactions	(591,502,261)
Net unrealized appreciation/(depreciation) from investments	(175,340,496)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	1,880

Net Assets	$1,013,186,022

Net Assets:
Class I Shares	$643,454,394
Class II Shares	281,190,716
Class III Shares	434,001
Class IV Shares	88,106,911

Total	$1,013,186,022

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	98,627,421
Class II Shares	43,290,185
Class III Shares	66,349
Class IV Shares	13,508,415

Total	155,492,370

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.52
Class II Shares	$6.50
Class III Shares	$6.54
Class IV Shares	$6.52

*	Includes value of securities on loan of $4,096,005 (note 2).

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Operations
For the Year Ended December 31, 2008

NVIT
Nationwide Fund

INVESTMENT INCOME:
Interest income	$784,962
Dividend income	33,747,741
Income from securities lending (Note 2)	439,195
Foreign tax withholding	(14,950)

Total Income	34,956,948

EXPENSES:
Investment advisory fees	8,605,119
Fund administration fees	697,705
Distribution fees Class II Shares	960,379
Administrative services fees Class I Shares	1,422,818
Administrative services fees Class II Shares	469,844
Administrative services fees Class III Shares	1,378
Administrative services fees Class IV Shares	180,771
Custodian fees	161,877
Trustee fees	42,467
Compliance program costs (Note 3)	22,952
Professional fees	219,810
Printing fees	251,292
Other	140,207

Total expenses before earnings credit	13,176,619

Earnings credit (Note 5)	(28,373)

Net Expenses	13,148,246

NET INVESTMENT INCOME	21,808,702

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(545,865,186)
Net realized losses from foreign currency transactions	(81,855)

Net realized losses from investment transactions and foreign currency transactions	(545,947,041)

Net change in unrealized appreciation/(depreciation) from investments	(226,543,500)
Net change in unrealized appreciation/(depreciation) from translations of assets and liabilities denominated in foreign currencies	1,880

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(226,541,620)

Net realized/unrealized losses from investments and foreign currency translations	(772,488,661)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(750,679,959)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statements of Changes in Net Assets

	NVIT Nationwide Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$21,808,702	$20,008,309
Net realized gains (losses) from investment and foreign currency	(545,947,041)	228,656,636
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(226,541,620)	(96,933,819)

Change in net assets resulting from operations	(750,679,959)	151,731,126

Distributions to Shareholders From:
Net investment income:
Class I	(13,887,512)	(15,009,575)
Class II	(4,712,233)	(2,774,191)
Class III	(16,042)	(17,935)
Class IV	(1,870,511)	(1,781,837)
Net realized gains:
Class I	(158,802,771)	(70,089,329)
Class II	(66,029,975)	(14,076,996)
Class III	(172,036)	(101,330)
Class IV	(21,297,402)	(8,009,931)

Change in net assets from shareholder distributions	(266,788,482)	(111,861,124)

Change in net assets from capital transactions	183,543,600	(33,175,005)

Change in net assets	(833,924,841)	6,694,997

Net Assets:
Beginning of year	1,847,110,863	1,840,415,866

End of year	$1,013,186,022	$1,847,110,863

Accumulated undistributed net investment income at end of year	$1,682,804	$424,771

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$5,067,006	$12,699,218
Dividends reinvested	172,690,283	85,098,711
Cost of shares redeemed	(147,099,203)	(344,145,404)

Total Class I	30,658,086	(246,347,475)

Class II Shares
Proceeds from shares issued	92,369,626	208,274,172
Dividends reinvested	70,742,208	16,851,147
Cost of shares redeemed	(20,713,794)	(7,066,343)

Total Class II	142,398,040	218,058,976

Class III Shares
Proceeds from shares issued	924,845	2,074,969
Dividends reinvested	188,078	119,265
Cost of shares redeemed (a)	(1,292,303)	(2,605,070)

Total Class III	(179,380)	(410,836)

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

	NVIT Nationwide Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$3,351,933	$3,502,666
Dividends reinvested	23,167,913	9,791,720
Cost of shares redeemed	(15,852,992)	(17,770,056)

Total Class IV	10,666,854	(4,475,670)

Change in net assets from capital transactions	$183,543,600	$(33,175,005)

SHARE TRANSACTIONS:
Class I Shares
Issued	510,067	927,923
Reinvested	18,514,665	6,248,264
Redeemed	(14,074,000)	(24,926,396)

Total Class I Shares	4,950,732	(17,750,209)

Class II Shares
Issued	7,984,696	15,157,049
Reinvested	7,627,096	1,241,652
Redeemed	(2,350,411)	(506,659)

Total Class II Shares	13,261,381	15,892,042

Class III Shares
Issued	74,566	148,752
Reinvested	19,966	8,746
Redeemed	(126,507)	(192,680)

Total Class III Shares	(31,975)	(35,182)

Class IV Shares
Issued	352,680	253,943
Reinvested	2,484,303	718,894
Redeemed	(1,512,680)	(1,292,912)

Total Class IV Shares	1,324,303	(320,075)

Total change in shares	19,504,441	(2,213,424)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the years indicated)

NVIT Nationwide Fund

		Operations			Distributions					Ratio/Supplemental Data

			Net Realized											Ratio of	Ratio of
			and											Net	Expenses
	Net Asset		Unrealized										Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset			Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total		at End of	to Average	to Average	to Average		Portfolio
	of Year	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Year	Return		Year	Net Assets	Net Assets	Net Assets		Turnover (b)
Class I Shares
Year Ended December 31, 2008	$13.59	0.16	(5.22)	(5.06)	(0.15)	(1.86)	(2.01)	–	$6.52	(41	.55)%	$643,454,394	0.82%	1.50%	0	.82%(c)	373.58%
Year Ended December 31, 2007	$13.32	0.16	0.93	1.09	(0.15)	(0.67)	(0.82)	–	$13.59	8.18%		$1,273,466,977	0.79%	1.08%	0	.79%(a)	377.04%
Year Ended December 31, 2006	$11.85	0.14	1.47	1.61	(0.14)	–	(0.14)	–	$13.32	13.63%		$1,484,346,294	0.82%	1.08%	0	.82%(c)	222.16%
Year Ended December 31, 2005	$11.13	0.10	0.72	0.82	(0.10)	–	(0.10)	–	$11.85	7.44%		$1,506,357,815	0.83%	0.88%	0	.83%(c)	179.84%
Year Ended December 31, 2004	$10.27	0.12	0.88	1.00	(0.14)	–	(0.14)	–	$11.13	9.75%		$1,402,753,414	0.83%	1.07%	0	.83%(c)	131.43%
Class II Shares
Year Ended December 31, 2008	$13.54	0.14	(5.19)	(5.05)	(0.13)	(1.86)	(1.99)	–	$6.50	(41	.61)%	$281,190,716	1.05%	1.30%	1	.05%(c)	373.58%
Year Ended December 31, 2007	$13.28	0.11	0.94	1.05	(0.12)	(0.67)	(0.79)	–	$13.54	7.89%		$406,704,896	1.07%	0.83%	1	.08%(a)	377.04%
Year Ended December 31, 2006	$11.82	0.10	1.48	1.58	(0.12)	–	(0.12)	–	$13.28	13.40%		$187,747,190	1.06%	0.88%	1	.06%(c)	222.16%
Year Ended December 31, 2005	$11.12	0.07	0.71	0.78	(0.08)	–	(0.08)	–	$11.82	7.04%		$24,550,224	1.08%	0.66%	1	.08%(c)	179.84%
Year Ended December 31, 2004	$10.26	0.08	0.89	0.97	(0.11)	–	(0.11)	–	$11.12	9.53%		$11,210,366	1.08%	0.95%	1	.08%(c)	131.43%
Class III Shares
Year Ended December 31, 2008	$13.62	0.18	(5.24)	(5.06)	(0.16)	(1.86)	(2.02)	–	$6.54	(41	.54)%	$434,001	0.79%	1.47%	0	.79%(c)	373.58%
Year Ended December 31, 2007	$13.34	0.14	0.95	1.09	(0.14)	(0.67)	(0.81)	–	$13.62	8.22%		$1,339,269	0.81%	1.04%	0	.81%(a)	377.04%
Year Ended December 31, 2006	$11.86	0.13	1.49	1.62	(0.14)	–	(0.14)	–	$13.34	13.71%		$1,780,755	0.82%	1.02%	0	.82%(c)	222.16%
Year Ended December 31, 2005	$11.15	0.09	0.73	0.82	(0.11)	–	(0.11)	–	$11.86	7.35%		$1,594,526	0.83%	0.86%	0	.83%(c)	179.84%
Year Ended December 31, 2004	$10.28	0.11	0.89	1.00	(0.13)	–	(0.13)	–	$11.15	9.84%		$847,020	0.83%	1.05%	0	.83%(c)	131.43%
Class IV Shares
Year Ended December 31, 2008	$13.59	0.17	(5.22)	(5.05)	(0.16)	(1.86)	(2.02)	–	$6.52	(41	.55)%	$88,106,911	0.81%	1.51%	0	.81%(c)	373.58%
Year Ended December 31, 2007	$13.32	0.15	0.94	1.09	(0.15)	(0.67)	(0.82)	–	$13.59	8.18%		$165,599,721	0.80%	1.08%	0	.80%(a)	377.04%
Year Ended December 31, 2006	$11.85	0.14	1.47	1.61	(0.14)	–	(0.14)	–	$13.32	13.63%		$166,541,627	0.82%	1.09%	0	.82%(c)	222.16%
Year Ended December 31, 2005	$11.13	0.10	0.72	0.82	(0.10)	–	(0.10)	–	$11.85	7.44%		$162,547,141	0.83%	0.86%	0	.83%(c)	179.84%
Year Ended December 31, 2004	$10.27	0.12	0.88	1.00	(0.14)	–	(0.14)	–	$11.13	9.75%		$167,050,976	0.83%	1.06%	0	.83%(c)	131.43%
Amounts designated as “-” are zero or have been rounded to zero.

(a)	During the year, certain fees were waived. If such waivers had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	There were no fee reductions during the year.

The accompanying notes are an integral part of these financial statements.

16 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Nationwide Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

18 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$992,231,769	$—	$23,434,260	$—	$—	$—	$1,015,666,029	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

The following shows the value of securities on loan by the Fund and the value of collateral posted as of December 31, 2008:

Value of	Value of
Loaned Securities	Collateral

$4,096,005	$4,205,161

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications

20 Annual Report 2008

have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management, Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

Fee Schedule	Total Fees

Up to $250 million	0.60%

$250 million up to $1 billion	0.575%

$1 billion up to $2 billion	0.55%

$2 billion up to $5 billion	0.525%

$5 billion or more	0.50%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $4,574,958 for the year ended December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and

22 Annual Report 2008

other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, Class II and Class III and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2008, NFS received $2,370,154 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $22,952.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $3,285 from Class III.

For the year ended December 31, 2007, the Fund had no contributions to capital due to redemption fees from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $5,564,544,243 and sales of $5,629,553,144.

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

10. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$186,471,303	$80,317,179	$266,788,482	$—	$266,788,482

2007	63,580,053	48,281,071	111,861,124	—	111,861,124

24 Annual Report 2008

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$1,764,659	$—	$1,764,659	$—	$(549,787,415)	$(217,135,317)	$(765,158,073)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$1,232,803,226	$16,340,297	$(233,477,494)	$(217,137,197)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$330,327,371	2016

As of December 31, 2008, for Federal income tax purposes, the Fund has capital loss carryforwards, subject to any applicable limitations on availability, to offset future capital gains, if any, as the successor of a merged fund.

Acquired Fund	Amount	Expires

Market Street All Pro Broad Equity	$1,508,361	2010

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $217,869,828.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October currency losses in the amount of $81,855.

2008 Annual Report 25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Nationwide Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

26 Annual Report 2008

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 22.97% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $80,317,179 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

2008 Annual Report 27

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

28 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

32 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 33

NVIT Nationwide Leaders Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-NL (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than that of other mutual funds.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Aberdeen Asset Management Inc.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Nationwide Leaders Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Nationwide Leaders Fund (Class III at NAV) registered -49.94% versus -37.00% for its benchmark, the Standard & Poor’s 500® (S&P 500) Index. For broader comparison, the average return for the Fund’s Lipper peer category of Multi-Cap Core Funds (consisting of 197 funds as of December 31, 2008) was -38.66% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

Fund performance was enhanced by security stock selection in the health-care sector, primarily in the healthcare providers and services industry. The Fund’s underweight position in the diversified financial services segment of the financials sector also helped the Fund, as did the Fund’s position in the consumer staples sector as well as stock selection in the telecommunications services and utilities sectors. Among individual holdings, the primary positive contributor to the Fund was Regions Financial Corp., a provider of commercial, retail and mortgage banking services. The bank’s shares rose after it announced that it would receive funds from the U.S. Treasury’s $700 billion financial rescue plan. The Fund’s holding in Aetna Inc., a provider of health insurance products and related services, also aided Fund results. Aetna benefited as investors became less concerned about the loss ratios and cost increases in the company’s core health insurance business.

What areas of investment detracted from Fund performance?

Fund performance during the reporting period was hampered primarily by stock selection in five sectors: information technology; financials; materials; consumer staples; and consumer discretionary. An underweight allocation by the Fund to the oil, gas and consumable fuels segment of the energy sector also had a negative impact on Fund performance. Regarding individual stocks, Fund results were hindered most significantly by the Fund’s position in The Hartford Financial Services Group, Inc., a multiline insurer. Hartford’s stock price tumbled amid investors’ concerns about the company’s mortgage exposure and its need to raise capital to meet the guaranteed minimum returns of its variable annuities. The Fund’s holding in Assurant, Inc., a provider of specialized insurance products and related services had a negative impact on Fund performance. Assurant posted an operating loss for the third quarter of 2008 as the value of its investments declined and hurricane-related catastrophe losses rose considerably.

What is your outlook for the near term?

Our near-term outlook suggests a continued negative economic environment. Larger businesses are contracting. Smaller businesses – the typical drivers of employment growth – are stagnant, and unable to get the financing commitments at reasonable terms they need. Consumers, whose spending comprises two-thirds of the U.S. economy, have started to save again. The savings rate rose from -1.0% to nearly 3.0% in the last three months of the reporting period. The U.S. economy should begin to show improvement as the cumulative effect of the recent massive policy initiatives – such as the Troubled Asset Relief Program (TARP) passed by Congress in 2008 – takes hold, but we believe that negative trends in gross domestic product (GDP) growth may continue for several quarters. All data point toward rising job losses and declining income, and there is little reason to expect a quick recovery.

Looking at the world from a stock-market perspective, we find that we have much greater room for optimism, because the stock market typically discounts ahead of turns in the broader economy. The recent market shocks and financial crises have created attractive investment opportunities. If the credit markets can return to some level of normalcy and the economy begins to stabilize, the decline in stock prices will present a buying opportunity. We believe that the U.S. markets could lead this trend, because fewer barriers exist to rapid restructuring as compared to those in other countries. Stock valuations are exceedingly low, given the near deflationary and near-zero interest-rate environment. Earnings expectations have begun to drop, a process that we believe will continue, and these more realistic valuation expectations lead us to be more positive on the market outlook as a whole. We believe that our focus on finding good-quality businesses at attractive valuations will position the Fund appropriately to benefit from the opportunities presented by a potential economic recovery.

Subadviser:
Aberdeen Asset Management Inc.

Portfolio Managers:
 Paul Atkinson; Francis Radano III, CFA, and Shahreza Yusof

4 Annual Report 2008

Fund Performance	NVIT Nationwide Leaders Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Expense
	1 Yr.	5 Yr.	Inception[2]	Ratio*

Class I3	-49.98%	-3.20%	0.07%	1.11%

Class III[4]	-49.94%	-3.21%	0.08%	1.07%

*	As of December 31, 2007. Performance fees apply to the Fund, which may increase or decrease expenses. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on December 31, 2001.

[3]	These returns until the creation of the Class I shares (May 9, 2002) are based on the performance of the Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class I shares would have produced because all classes of shares invest in the same portfolio of securities.

[4]	For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class III shares of the NVIT Nationwide Leaders Fund versus performance of the Standard & Poor’s 500 Index (S&P 500 Index)(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	NVIT Nationwide Leaders Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
NVIT Nationwide			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Leaders Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/2008[a]

Class I	Actual		1,000.00	554.40	4.34	1.11
	Hypothetical	[b]	1,000.00	1,019.56	5.65	1.11

Class III	Actual		1,000.00	554.00	4.18	1.07
	Hypothetical	[b]	1,000.00	1,019.76	5.45	1.07

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	NVIT Nationwide Leaders Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	97.8%
Repurchase Agreement	2.2%

100.0%

Top Industries

Health Care Providers & Services	8.8%
Information Technology Services	8.0%
Pharmaceuticals	7.7%
Communications Equipment	6.9%
Capital Markets	6.3%
Oil, Gas & Consumable Fuels	5.7%
Tobacco	5.2%
Commercial Banks	4.9%
Food Products	4.2%
Machinery	4.0%
Other	38.3%

100.0%

Top Holdings

Philip Morris International, Inc.	5.2%
Quest Diagnostics, Inc.	4.6%
Aetna, Inc.	4.2%
Kraft Foods, Inc., Class A	4.2%
Cognizant Technology Solutions Corp., Class A	4.1%
Deere & Co.	4.0%
3M Co.	4.0%
Microsoft Corp.	4.0%
Alliance Data Systems Corp.	3.9%
Johnson & Johnson	3.9%
Other*	57.9%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

NVIT Nationwide Leaders Fund

Common Stocks 97.8%

	Shares	Market Value

AEROSPACE & DEFENSE 3.5%
United Technologies Corp.	8,000	$428,800

AUTO COMPONENTS 2.0%
BorgWarner, Inc.	11,200	243,824

CAPITAL MARKETS 6.3%
Goldman Sachs Group, Inc. (The)	3,890	328,277
State Street Corp.	11,000	432,630

		760,907

CHEMICALS 2.6%
Dow Chemical Co. (The)	21,100	318,399

COMMERCIAL BANKS 4.9%
Wells Fargo & Co.	14,100	415,668
Zions Bancorp	7,300	178,923

		594,591

COMMUNICATIONS EQUIPMENT 6.9%
Cisco Systems, Inc.*	29,200	475,960
QUALCOMM, Inc.	10,200	365,466

		841,426

CONSUMER FINANCE 2.8%
Capital One Financial Corp.	10,600	338,034

ENERGY EQUIPMENT & SERVICES 3.4%
Schlumberger Ltd.	9,900	419,067

FOOD PRODUCTS 4.2%
Kraft Foods, Inc., Class A	18,800	504,780

HEALTH CARE PROVIDERS & SERVICES 8.8%
Aetna, Inc.	18,000	513,000
Quest Diagnostics, Inc.	10,700	555,437

		1,068,437

HOUSEHOLD DURABLES 2.5%
Toll Brothers, Inc.	13,900	297,877

HOUSEHOLD PRODUCTS 2.1%
Procter & Gamble Co.	4,200	259,644

INDUSTRIAL CONGLOMERATE 4.0%
3M Co.	8,400	483,336

INFORMATION TECHNOLOGY SERVICES 8.0%
Alliance Data Systems Corp.*	10,300	479,259
Cognizant Technology Solutions Corp., Class A*	27,500	496,650

		975,909

INSURANCE 2.6%
Aflac, Inc.	6,800	311,712

MACHINERY 4.0%
Deere & Co.	12,720	487,431

OIL, GAS & CONSUMABLE FUELS 5.7%
EOG Resources, Inc.	5,700	379,506
Hess Corp.	5,770	309,503

		689,009

PHARMACEUTICALS 7.7%
Johnson & Johnson	8,000	478,640
Pfizer, Inc.	25,900	458,689

		937,329

ROAD & RAIL 3.6%
Canadian National Railway Co.	11,900	437,444

SOFTWARE 4.0%
Microsoft Corp.	24,700	480,168

SPECIALTY RETAIL 3.0%
TJX Cos., Inc.	18,000	370,260

TOBACCO 5.2%
Philip Morris International, Inc.	14,600	635,245

Total Common Stocks (cost $13,005,708)		11,883,629

Repurchase Agreement 2.2%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $267,286, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09 — 06/24/09; total market value of $272,632	$267,286	267,286

Total Repurchase Agreement (cost $267,286)		267,286

Total Investments (cost $13,272,994)(a) — 100.0%		12,150,915

Liabilities in excess of other assets — (0.0)%		(3,171)

NET ASSETS — 100.0%		$12,147,744

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

The accompanying notes are an integral part of these financial statements.

8 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT Nationwide
Leaders Fund

Assets:
Investments, at value (cost $13,005,708)	$11,883,629
Repurchase agreement, at value and cost	267,286

Total Investments	12,150,915

Cash	374
Interest and dividends receivable	31,659
Receivable for capital shares issued	172
Prepaid expenses and other assets	73

Total Assets	12,183,193

Liabilities:
Payable for capital shares redeemed	3,906
Accrued expenses and other payables:
Investment advisory fees	21,030
Fund administration fees	503
Administrative services fees	1,546
Custodian fees	1,209
Trustee fees	124
Compliance program costs (Note 3)	253
Professional fees	688
Printing fees	5,375
Other	815

Total Liabilities	35,449

Net Assets	$12,147,744

Represented by:
Capital	$25,608,906
Accumulated undistributed net investment income	20,409
Accumulated net realized losses from investment transactions	(12,359,492)
Net unrealized appreciation/(depreciation) from investments	(1,122,079)

Net Assets	$12,147,744

Net Assets:
Class I Shares	$1,552,057
Class III Shares	10,595,687

Total	$12,147,744

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	240,075
Class III Shares	1,635,386

Total	1,875,461

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.46 (a)
Class III Shares	$6.48

(a)	The NAV reported above differs from the traded NAV at December 31, 2008 due to financial statement adjustments.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 9

Statement of Operations
For the Year Ended December 31, 2008

NVIT Nationwide
Leaders Fund

INVESTMENT INCOME:
Interest income	$20,736
Dividend income	412,574
Foreign tax withholding	(369)

Total Income	432,941

EXPENSES:
Investment advisory fees	176,524
Fund administration fees	9,613
Administrative services fees Class I Shares	3,273
Administrative services fees Class III Shares	22,638
Custodian fees	3,357
Trustee fees	562
Compliance program costs (Note 3)	168
Professional fees	2,905
Printing fees	18,440
Other	4,808

Total expenses before earning credits	242,288
Earnings credit (Note 5)	(364)

Net Expenses	241,924

NET INVESTMENT INCOME	191,017

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(11,777,201)
Net change in unrealized appreciation/(depreciation) from investments	(1,955,928)

Net realized/unrealized losses from investments	(13,733,129)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,542,112)

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statements of Changes in Net Assets

	NVIT Nationwide Leaders Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$191,017	$307,961
Net realized gains (losses) from investment transactions	(11,777,201)	2,103,591
Net change in unrealized appreciation/(depreciation) from investments	(1,955,928)	912,809

Change in net assets resulting from operations	(13,542,112)	3,324,361

Distributions to Shareholders From:
Net investment income:
Class I	(21,977)	(35,302)
Class III	(148,631)	(281,164)
Net realized gains:
Class I	–	(509,007)
Class III	–	(3,860,424)

Change in net assets from shareholder distributions	(170,608)	(4,685,897)

Change in net assets from capital transactions	(2,640,345)	(4,845,047)

Change in net assets	(16,353,065)	(6,206,583)

Net Assets:
Beginning of year	28,500,809	34,707,392

End of year	$12,147,744	$28,500,809

Accumulated undistributed net investment income at end of year	$20,409	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,025,537	$2,025,708
Dividends reinvested	21,977	544,308
Cost of shares redeemed	(1,348,148)	(1,057,468)

Total Class I	(300,634)	1,512,548

Class III Shares
Proceeds from shares issued	3,792,096	7,092,888
Dividends reinvested	148,631	4,141,583
Cost of shares redeemed (a)	(6,280,438)	(17,592,066)

Total Class III	(2,339,711)	(6,357,595)

Change in net assets from capital transactions:	$(2,640,345)	$(4,845,047)

SHARE TRANSACTIONS:
Class I Shares
Issued	95,008	142,143
Reinvested	2,441	40,722
Redeemed	(140,379)	(76,039)

Total Class I Shares	(42,930)	106,826

Class III Shares
Issued	324,987	501,585
Reinvested	16,722	308,555
Redeemed	(604,812)	(1,256,739)

Total Class III Shares	(263,103)	(446,599)

Total change in shares:	(306,033)	(339,773)

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the years indicated)

NVIT Nationwide Leaders Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net
			Realized										Ratio of
			and										Net	Ratio of
	Net		Unrealized						Net				Investment	Expenses
	Asset		Gains						Asset			Ratio of	Income	(Prior to
	Value,	Net	(Losses)	Total	Net	Net			Value,		Net Assets	Expenses to	to Average	Reimbursements)
	Beginning	Investment	from	from	Investment	Realized	Total	Redemption	End of	Total	at End	Average	Net	to Average		Portfolio
	of Year	Income	Investments	Operations	Income	Gains	Distributions	Fees	Year	Return	of Year	Net Assets	Assets	Net Assets (a)		Turnover (b)
Class I Shares
Year Ended December 31, 2008	$13.04	0.13	(6.62)	(6.49)	(0.09)	–	(0.09)	–	$6.46	(49.98%)	$1,552,057	1.12%	1.13%	1	.12%(c)	694.35%
Year Ended December 31, 2007	$13.74	0.12	1.44	1.56	(0.15)	(2.11)	(2.26)	–	$13.04	11.56%	$3,690,142	1.11%	0.94%	1.11%		660.60%
Year Ended December 31, 2006	$12.89	0.10	1.96	2.06	(0.12)	(1.09)	(1.21)	–	$13.74	16.05%	$2,421,038	1.12%	0.55%	1	.12%(c)	671.16%
Year Ended December 31, 2005	$13.78	0.15	1.21	1.36	(0.17)	(2.08)	(2.25)	–	$12.89	10.31%	$1,496,182	1.16%	1.18%	1	.16%(c)	483.17%
Year Ended December 31, 2004	$11.81	0.06	2.15	2.21	(0.05)	(0.20)	(0.25)	0.01	$13.78	18.79%	$926,773	1.19%	0.55%	1	.19%(c)	259.37%
Class III Shares
Year Ended December 31, 2008	$13.07	0.09	(6.60)	(6.51)	(0.08)	–	(0.08)	–	$6.48	(49.94%)	$10,595,687	1.12%	0.85%	1	.12%(c)	694.35%
Year Ended December 31, 2007	$13.77	0.15	1.41	1.56	(0.15)	(2.11)	(2.26)	–	$13.07	11.56%	$24,810,667	1.07%	0.96%	1.08%		660.60%
Year Ended December 31, 2006	$12.91	0.10	1.97	2.07	(0.12)	(1.09)	(1.21)	–	$13.77	16.12%	$32,286,354	1.10%	0.63%	1	.10%(c)	671.16%
Year Ended December 31, 2005	$13.80	0.16	1.20	1.36	(0.17)	(2.08)	(2.25)	–	$12.91	10.30%	$20,271,490	1.16%	1.26%	1	.16%(c)	483.17%
Year Ended December 31, 2004	$11.83	0.06	2.15	2.21	(0.05)	(0.20)	(0.25)	0.01	$13.80	18.77%	$9,617,110	1.17%	0.48%	1	.17%(c)	259.37%
Amounts designated as “-” are zero or have been rounded to zero.

(a)	During the year, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	There were no fee reductions during the year.

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Nationwide Leaders Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 13

Notes to Financial Statements (Continued)
December 31, 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

14 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$11,883,629	$—	$267,286	$—	$—	$—	$12,150,915	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(e)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

2008 Annual Report 15

Notes to Financial Statements (Continued)
December 31, 2008

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management, Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA a management fee based on the Fund’s average daily net assets and the performance of the Fund. This performance-based fee varies depending on the Fund’s performance relative to its benchmark. This fee is intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees is the S&P 500® Index.

The calculation of the total management fee is done in two separate steps. First, the Fund pays a base fee (at the end of each quarter), as adjusted for any applicable breakpoints (the “Base Fee Breakpoints”) as described in the following table:

Fee Schedule	Base Fees

Up to $500 million	0.80%

$500 million up to $2 billion	0.70%

16 Annual Report 2008

Fee Schedule	Base Fees

$2 billion or more	0.65%

The base fee results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points	+/- 0.10%

These performance-based advisory fees are paid quarterly. Under this performance-based fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage shown above.

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $129,855 for the year ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.15% for the Fund’s Class I and Class III shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. As of December 31, 2008, the Fund had no cumulative potential reimbursements.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class III of the Fund.

For the year ended December 31, 2008, NFS received $31,879 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $168.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $1,704 from Class III.

18 Annual Report 2008

For the year ended December 31, 2007, the Fund had contributions to capital due to redemption fees in the amount of $5,931 from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $144,858,945 and sales of $146,551,618.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total		Total
	Ordinary	Long-Term	Taxable	Return of	Distributions
Year	Income	Capital Gains	Distributions	Capital	Paid

2008	$167,544	$—	$167,544	$—	$167,544

2007	4,662,239	4,344	4,666,583	19,314	4,685,897

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$23,473	$—	$23,473	$(3,064)	$(11,996,827)	$(1,484,744)	$(13,461,162)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$13,635,659	$245,197	$(1,729,941)	$(1,484,744)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$11,472,084	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $524,743.

20 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Nationwide Leaders Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 21

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 100.00% of income dividends that qualify for the dividends received deduction available to corporations.

22 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 23

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

24 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 25

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

26 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28 Annual Report 2008

NVIT S&P 500 Index Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

15	Statement of Assets and Liabilities

16	Statement of Operations

17	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330 The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-S&P (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with BlackRock Investment Management, LLC.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT S&P 500 Index Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT S&P 500 Index Fund (Class Y at NAV) registered -37.15% versus -37.00% for its benchmark, the Standard & Poor’s 500® (S&P 500) Index. For broader comparison, the average return for the Fund’s Lipper peer category of S&P 500 Index Objective Funds (consisting of 60 funds as of December 31, 2008) was -37.20% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

Each of the 10 sectors within the S&P 500 Index recorded negative returns for the reporting period. At the top were the consumer staples and health-care sectors, which posted comparatively smaller losses, registering -15.4% and -22.8%, respectively. The highest individual-stock returns in the Index were generated by Family Dollar Stores, Inc., with 38.6%; UST Inc., with 32.0%; and H&R Block, Inc., with 25.8%.

What areas of investment detracted from Fund performance?

From a sector perspective, losses were most prominent in financials, which registered -55.3% for the reporting period. Materials and information technology also were hit hard, registering -45.7% and -43.1%, respectively. The steepest declines on an individual-stock level during the reporting period were posted by American International Group, Inc. (AIG), with -97.3%; XL Capital Ltd., with -92.2%; and American Capital, Ltd., with -89.1%.

What is your outlook for the near term?

Looking ahead, it seems clear that the degree to which markets are able to recover will depend largely on the effectiveness of government policies. The investment debate in 2009 is likely to center on the issue of debt-induced deflation versus policy-induced reflation (government efforts designed to stimulate the economy). Policymakers have made it clear that stimulus plans will persist until evidence emerges that credit market conditions have improved. Toward the end of the reporting period, the effects of recent policy actions seemed to be taking hold. Investment-grade bond spreads over Treasuries have begun to narrow, as have spreads in some areas of the high-yield and municipal markets. In addition, bank-lending rates are declining. Should these trends continue, these should help to lay the groundwork for improved global equity market conditions throughout 2009.

Subadviser:
BlackRock Investment Management, LLC

Portfolio Managers:
Debra L. Jelilian and Jeffrey L. Russo, CFA

4 Annual Report 2008

Fund Performance	NVIT S&P 500 Index

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Expense
	1 Yr.	5 Yr.	Inception[2]	Ratio*

Class IV	-37.29%	-2.51%	-3.61%	0.32%

Class Y3,4	-37.15%	-2.45%	-3.57%	0.20%

*	As of December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	The Fund’s predecessor, the Market Street Equity 500 Index Portfolio, commenced operations on February 7, 2000. As of April 28, 2003, the NVIT S&P Index 500 Fund (which previously had not commenced operations) acquired all assets, subject to stated liabilities, of the Market Street Equity Index 500 Portfolio. At that time the NVIT S&P Index 500 Fund took on the performance of the Market Street Equity Index 500 Portfolio.

[3]	These returns, until the creation of the Class Y (May 1, 2006), are based on the performance of the Class IV shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. Class Y shares’ annual returns have not been restated to reflect lower expenses than Class IV shares.

[4]	Class Y shares were known as Class ID shares until May 1, 2008.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class IV shares of the NVIT S&P 500 Index Fund versus performance of the Standard & Poor’s 500 Index (S&P 500 Index)(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	NVIT S&P 500 Index
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT S&P 500 Index Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class IV	Actual		1,000.00	713.70	1.46	0.34%
	Hypothetical	[b]	1,000.00	1,023.43	1.73	0.34%

Class Y	Actual		1,000.00	714.20	1.03	0.24%
	Hypothetical	[b]	1,000.00	1,023.93	1.22	0.24%

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	NVIT S&P 500 Index
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	98.2%
Repurchase Agreements	2.3%
Liabilities in excess of other assets	(0.5)%

100.0%

Top Industries

Oil, Gas & Consumable Fuels	11.5%
Pharmaceuticals	7.8%
Computers & Peripherals	4.2%
Software	3.6%
Diversified Telecommunication Services	3.6%
Diversified Financial Services	3.3%
Food & Staples Retailing	3.2%
Household Products	3.1%
Commercial Banks	3.1%
Industrial Conglomerates	2.8%
Other	53.8%

100.0%

Top Holdings

Exxon Mobil Corp.	5.1%
Procter & Gamble Co.	2.3%
General Electric Co.	2.1%
AT&T, Inc.	2.1%
Johnson & Johnson	2.1%
Chevron Corp.	1.9%
Microsoft Corp.	1.8%
Wal-Mart Stores, Inc.	1.6%
Pfizer, Inc.	1.5%
JPMorgan Chase & Co.	1.5%
Other*	78.0%

100.0%

*	For purposes of listing top holdings, the repurchase agreements are included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

NVIT S&P 500 Index Fund

Common Stocks 98.2%

	Shares	Market Value

Aerospace & Defense 2.8%
Boeing Co.	147,450	$6,291,692
General Dynamics Corp.	80,470	4,634,267
Goodrich Corp.	25,161	931,460
Honeywell International, Inc.	149,356	4,903,358
L-3 Communications Holdings, Inc.	25,054	1,848,484
Lockheed Martin Corp.	66,365	5,579,969
Northrop Grumman Corp.	68,254	3,074,160
Precision Castparts Corp.	28,532	1,697,083
Raytheon Co.	85,209	4,349,068
Rockwell Collins, Inc.	32,224	1,259,636
United Technologies Corp.	192,647	10,325,879

		44,895,056

Air Freight & Logistics 1.1%
CH Robinson Worldwide, Inc.	35,050	1,928,802
Expeditors International of Washington, Inc.	43,900	1,460,553
FedEx Corp.	63,578	4,078,529
United Parcel Service, Inc., Class B	201,640	11,122,462

		18,590,346

Airline 0.1%
Southwest Airlines Co.	150,480	1,297,138

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The)	44,943	268,310
Johnson Controls, Inc.	117,688	2,137,214

		2,405,524

Automobiles 0.1%
Ford Motor Co. (a)	488,207	1,117,994
General Motors Corp. (a)	116,806	373,779
Harley-Davidson, Inc.	48,356	820,602

		2,312,375

Beverages 2.5%
Brown-Forman Corp., Class B	18,773	966,622
Coca-Cola Co. (The)	403,134	18,249,876
Coca-Cola Enterprises, Inc.	59,580	716,747
Constellation Brands, Inc., Class A	36,176	570,496
Dr. Pepper Snapple Group, Inc.	51,700	840,125
Molson Coors Brewing Co., Class B	28,782	1,408,015
Pepsi Bottling Group, Inc.	28,501	641,558
PepsiCo, Inc.	314,637	17,232,668

		40,626,107

Biotechnology 2.1%
Amgen, Inc.*	214,711	12,399,560
Biogen Idec, Inc.*	59,238	2,821,506
Celgene Corp.	91,803	5,074,870
Cephalon, Inc.*	13,100	1,009,224
Genzyme Corp.	53,797	3,570,507
Gilead Sciences, Inc.*	186,397	9,532,343

		34,408,010

Building Products 0.1%
Masco Corp.	74,160	825,401

Capital Markets 2.3%
American Capital Ltd. (a)	42,867	138,889
Ameriprise Financial, Inc.	44,701	1,044,215
Bank of New York Mellon Corp. (The)	229,998	6,515,843
Charles Schwab Corp. (The)	186,026	3,008,041
E*Trade Financial Corp. (a)	114,284	131,427
Federated Investors, Inc., Class B	18,633	316,016
Franklin Resources, Inc.	30,896	1,970,547
Goldman Sachs Group, Inc. (The)	89,594	7,560,838
Invesco Ltd.	79,400	1,146,536
Janus Capital Group, Inc.	29,562	237,383
Legg Mason, Inc.	29,197	639,706
Merrill Lynch & Co., Inc.	324,310	3,774,968
Morgan Stanley	218,209	3,500,072
Northern Trust Corp.	45,344	2,364,236
State Street Corp.	86,121	3,387,139
T. Rowe Price Group, Inc.	53,014	1,878,816

		37,614,672

Chemicals 1.7%
Air Products & Chemicals, Inc.	43,415	2,182,472
CF Industries Holdings, Inc.	10,600	521,096
Dow Chemical Co. (The)	188,781	2,848,705
E.I. Du Pont de Nemours & Co.	179,934	4,552,330
Eastman Chemical Co.	15,906	504,379
Ecolab, Inc.	33,557	1,179,529
International Flavors & Fragrances, Inc.	13,873	412,306
Monsanto Co.	111,006	7,809,272
PPG Industries, Inc.	33,795	1,433,922
Praxair, Inc.	63,739	3,783,547
Rohm & Haas Co.	25,066	1,548,828
Sigma-Aldrich Corp.	26,009	1,098,620

		27,875,006

Commercial Banks 3.1%
BB&T Corp.	109,492	3,006,650
Comerica, Inc.	31,840	632,024
Fifth Third Bancorp	119,125	983,973
First Horizon National Corp.	43,708	461,992
Huntington Bancshares, Inc.	76,418	585,362
KeyCorp	102,181	870,582
M&T Bank Corp. (a)	16,360	939,228
Marshall & Ilsley Corp.	53,655	731,854
National City Corp.	402,893	729,236
PNC Financial Services Group, Inc.	70,485	3,453,765
Regions Financial Corp.	142,931	1,137,731
SunTrust Banks, Inc.	69,676	2,058,229
U.S. Bancorp	355,540	8,892,055
Wachovia Corp.	429,329	2,378,483
Wells Fargo & Co.	767,831	22,635,658
Zions Bancorp (a)	21,757	533,264

		50,030,086

8 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	22,254	$728,373
Cintas Corp.	23,931	555,917
Pitney Bowes, Inc.	39,025	994,357
Republic Services, Inc.	65,699	1,628,678
RR Donnelley & Sons Co.	39,333	534,142
Stericycle, Inc.	17,400	906,192
Waste Management, Inc.	100,442	3,328,648

		8,676,307

Communications Equipment 2.5%
Ciena Corp.	20,276	135,849
Cisco Systems, Inc.*	1,186,287	19,336,478
Corning, Inc.	320,294	3,052,402
Harris Corp.	27,600	1,050,180
JDS Uniphase Corp.	45,693	166,779
Juniper Networks, Inc.*	109,799	1,922,581
Motorola, Inc.	451,019	1,998,014
QUALCOMM, Inc.	335,435	12,018,636
Tellabs, Inc.	78,285	322,534

		40,003,453

Computers & Peripherals 4.2%
Apple, Inc.*	180,061	15,368,206
Dell, Inc.*	346,213	3,545,221
EMC Corp.*	418,400	4,380,648
Hewlett-Packard Co.	496,229	18,008,151
International Business Machines Corp.	272,726	22,952,620
Lexmark International, Inc., Class A	18,077	486,271
NetApp, Inc.	68,047	950,617
QLogic Corp.	27,653	371,656
SanDisk Corp.	45,082	432,787
Sun Microsystems, Inc.	155,107	592,509
Teradata Corp.	34,700	514,601

		67,603,287

Construction & Engineering 0.2%
Fluor Corp.	35,766	1,604,820
Jacobs Engineering Group, Inc.	23,900	1,149,590

		2,754,410

Construction Materials 0.1%(a)
Vulcan Materials Co.	22,577	1,570,908

Consumer Finance 0.5%
American Express Co.	232,228	4,307,829
Capital One Financial Corp.	77,722	2,478,555
Discover Financial Services	94,232	898,031
SLM Corp.	93,495	832,105

		8,516,520

Containers & Packaging 0.2%
Ball Corp.	20,814	865,654
Bemis Co., Inc.	17,339	410,588
Owens-Illinois, Inc.*	33,700	921,021
Pactiv Corp.	24,883	619,089
Sealed Air Corp.	28,587	427,090

		3,243,442

Distributors 0.1%
Genuine Parts Co.	30,328	1,148,218

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A	22,047	1,689,241
H&R Block, Inc.	65,850	1,496,112

		3,185,353

Diversified Financial Services 3.3%
Bank of America Corp.	1,019,956	14,360,980
CIT Group, Inc.	73,981	335,874
Citigroup, Inc.	1,105,643	7,418,865
CME Group, Inc.	13,351	2,778,477
IntercontinentalExchange, Inc.	15,200	1,253,088
JPMorgan Chase & Co.	756,244	23,844,373
Leucadia National Corp.	34,126	675,695
Moody’s Corp.	40,603	815,714
Nasdaq OMX Group, Inc. (The)	27,600	681,996
NYSE Euronext	54,600	1,494,948

		53,660,010

Diversified Telecommunication Services 3.6%
AT&T, Inc.	1,193,926	34,026,891
CenturyTel, Inc.	21,468	586,720
Embarq Corp.	29,554	1,062,762
Frontier Communications Corp.	65,137	569,297
Qwest Communications International, Inc. (a)	294,146	1,070,692
Verizon Communications, Inc.	575,461	19,508,128
Windstream Corp.	81,505	749,846

		57,574,336

Electric Utilities 2.4%
Allegheny Energy, Inc.	35,006	1,185,303
American Electric Power Co., Inc.	82,476	2,744,801
Duke Energy Corp.	258,463	3,879,530
Edison International	66,869	2,147,832
Entergy Corp.	39,292	3,266,344
Exelon Corp.	134,027	7,453,242
FirstEnergy Corp.	62,334	3,028,186
FPL Group, Inc.	83,480	4,201,548
Pepco Holdings, Inc.	38,900	690,864
Pinnacle West Capital Corp.	17,710	569,022
PPL Corp.	73,827	2,265,751
Progress Energy, Inc.	52,066	2,074,830
Southern Co.	157,188	5,815,956

		39,323,209

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Electrical Equipment 0.5%
Cooper Industries Ltd., Class A	33,238	$971,547
Emerson Electric Co.	154,951	5,672,756
Rockwell Automation, Inc.	29,352	946,308

		7,590,611

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.	70,565	1,102,931
Amphenol Corp., Class A	36,400	872,872
FLIR Systems, Inc.	28,000	859,040
Jabil Circuit, Inc.	42,197	284,830
Molex, Inc.	25,486	369,292
Tyco Electronics Ltd.	92,009	1,491,466

		4,980,431

Energy Equipment & Services 1.5%
Baker Hughes, Inc.	60,338	1,935,040
BJ Services Co.	60,871	710,364
Cameron International Corp.*	44,900	920,450
ENSCO International, Inc.	29,502	837,562
Halliburton Co.	177,777	3,231,986
Nabors Industries Ltd.	57,780	691,627
National Oilwell Varco, Inc.	85,268	2,083,950
Noble Corp.	55,325	1,220,469
Rowan Cos., Inc.	23,872	379,565
Schlumberger Ltd.	242,348	10,258,591
Smith International, Inc.	44,308	1,014,210
Weatherford International Ltd.	139,322	1,507,464

		24,791,278

Food & Staples Retailing 3.2%
Costco Wholesale Corp.	86,026	4,516,365
CVS Caremark Corp.	291,696	8,383,343
Kroger Co. (The)	133,999	3,538,914
Safeway, Inc.	89,276	2,122,090
SUPERVALU, Inc.	43,859	640,341
SYSCO Corp.	123,135	2,824,717
Wal-Mart Stores, Inc.	453,032	25,396,974
Walgreen Co.	201,904	4,980,972
Whole Foods Market, Inc. (a)	29,966	282,879

		52,686,595

Food Products 1.8%
Archer-Daniels-Midland Co.	131,686	3,796,507
Campbell Soup Co.	43,720	1,312,037
ConAgra Foods, Inc.	93,216	1,538,064
Dean Foods Co.	28,286	508,300
General Mills, Inc.	66,401	4,033,861
H.J. Heinz Co.	63,971	2,405,310
Hershey Co. (The)	34,345	1,193,145
J.M. Smucker Co. (The)	24,000	1,040,640
Kellogg Co.	51,314	2,250,119
Kraft Foods, Inc., Class A	300,699	8,073,768
McCormick & Co., Inc., Non-Voting Shares	24,395	777,225
Sara Lee Corp.	138,966	1,360,477
Tyson Foods, Inc., Class A	62,324	545,958

		28,835,411

Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	126,574	6,783,101
Becton, Dickinson & Co.	49,787	3,404,933
Boston Scientific Corp.	306,235	2,370,259
C.R. Bard, Inc.	20,523	1,729,268
Covidien Ltd.	102,410	3,711,338
DENTSPLY International, Inc.	30,100	850,024
Hospira, Inc.*	29,974	803,903
Intuitive Surgical, Inc.	7,950	1,009,570
Medtronic, Inc.	226,602	7,119,835
St. Jude Medical, Inc.*	69,944	2,305,354
Stryker Corp.	48,608	1,941,890
Varian Medical Systems, Inc.	25,676	899,687
Zimmer Holdings, Inc.	46,164	1,865,949

		34,795,111

Health Care Providers & Services 2.1%
Aetna, Inc.	95,351	2,717,503
AmerisourceBergen Corp.	32,809	1,169,969
Cardinal Health, Inc.	73,400	2,530,098
CIGNA Corp.	55,948	942,724
Coventry Health Care, Inc.	28,243	420,256
DaVita, Inc.	21,400	1,060,798
Express Scripts, Inc.	50,408	2,771,432
Humana, Inc.	34,714	1,294,138
Laboratory Corp. of America Holdings	23,023	1,482,911
McKesson Corp.	56,493	2,187,974
Medco Health Solutions, Inc.*	102,596	4,299,798
Patterson Cos., Inc.	20,775	389,531
Quest Diagnostics, Inc.	32,660	1,695,381
Tenet Healthcare Corp.	81,463	93,682
UnitedHealth Group, Inc.	244,393	6,500,854
WellPoint, Inc.	104,243	4,391,758

		33,948,807

Health Care Technology 0.0%
IMS Health, Inc.	33,354	505,647

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	89,382	2,173,770
Darden Restaurants, Inc.	29,112	820,376
International Game Technology	61,615	732,602
Marriott International, Inc., Class A	60,883	1,184,174
McDonald’s Corp.	225,859	14,046,171
Starbucks Corp.	149,677	1,415,945
Starwood Hotels & Resorts Worldwide, Inc.	38,608	691,083
Wyndham Worldwide Corp.	31,587	206,895
Wynn Resorts Ltd. (a)	11,600	490,216
Yum! Brands, Inc.	92,479	2,913,089

		24,674,321

10 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Household Durables 0.4%
Black & Decker Corp.	13,001	$543,572
Centex Corp.	26,215	278,928
D.R. Horton, Inc.	57,058	403,400
Fortune Brands, Inc.	28,626	1,181,681
Harman International Industries, Inc.	10,994	183,930
KB Home	17,153	233,624
Leggett & Platt, Inc.	33,563	509,822
Lennar Corp., Class A	29,830	258,626
Newell Rubbermaid, Inc.	57,395	561,323
Pulte Homes, Inc.	44,499	486,374
Snap-on, Inc.	9,956	392,067
Stanley Works (The)	13,912	474,399
Whirlpool Corp.	15,328	633,813

		6,141,559

Household Products 3.1%
Clorox Co.	28,417	1,578,849
Colgate-Palmolive Co.	100,972	6,920,621
Kimberly-Clark Corp.	84,784	4,471,508
Procter & Gamble Co.	604,953	37,398,194

		50,369,172

Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)	138,444	1,140,778
Constellation Energy Group, Inc.	36,096	905,649
Dynegy, Inc., Class A	88,341	176,682

		2,223,109

Industrial Conglomerates 2.8%
3M Co.	140,417	8,079,594
General Electric Co.	2,128,034	34,474,151
Textron, Inc.	51,230	710,560
Tyco International Ltd.	94,110	2,032,776

		45,297,081

Information Technology Services 1.0%
Affiliated Computer Services, Inc., Class A	19,895	914,175
Automatic Data Processing, Inc.	100,663	3,960,082
Cognizant Technology Solutions Corp., Class A*	60,038	1,084,286
Computer Sciences Corp.	31,147	1,094,506
Convergys Corp.	22,149	141,975
Fidelity National Information Services, Inc.	35,277	573,957
Fiserv, Inc.	33,907	1,233,198
MasterCard, Inc., Class A	14,334	2,048,759
Paychex, Inc.	65,913	1,732,194
Total System Services, Inc.	38,900	544,600
Western Union Co. (The)	146,325	2,098,300

		15,426,032

Insurance 2.6%
Aflac, Inc.	92,667	4,247,855
Allstate Corp. (The)	110,606	3,623,453
American International Group, Inc.	527,248	827,779
Aon Corp.	56,480	2,580,006
Assurant, Inc.	24,604	738,120
Chubb Corp.	73,726	3,760,026
Cincinnati Financial Corp.	30,490	886,344
Genworth Financial, Inc., Class A	87,905	248,771
Hartford Financial Services Group, Inc.	61,732	1,013,640
Lincoln National Corp.	52,817	995,072
Loews Corp.	74,295	2,098,834
Marsh & McLennan Cos., Inc.	104,855	2,544,831
MBIA, Inc. (a)	35,039	142,609
MetLife, Inc.	159,323	5,554,000
Principal Financial Group, Inc.	50,623	1,142,561
Progressive Corp. (The)	138,569	2,052,207
Prudential Financial, Inc.	87,252	2,640,246
Torchmark Corp.	18,091	808,668
Travelers Cos., Inc. (The)	120,391	5,441,673
Unum Group	70,207	1,305,850
XL Capital Ltd., Class A	64,536	238,783

		42,891,328

Internet & Catalog Retail 0.2%
Amazon.com, Inc.*	64,182	3,291,253
Expedia, Inc.	40,700	335,368

		3,626,621

Internet Software & Services 1.4%
Akamai Technologies, Inc.	35,411	534,352
eBay, Inc.	219,905	3,069,874
Google, Inc., Class A*	48,467	14,910,872
VeriSign, Inc.	39,883	760,968
Yahoo!, Inc.	282,480	3,446,256

		22,722,322

Leisure Equipment & Products 0.1%
Eastman Kodak Co.	57,747	379,975
Hasbro, Inc.	26,562	774,814
Mattel, Inc.	74,180	1,186,880

		2,341,669

Life Sciences Tools & Services 0.3%
Life Technologies Corp.	34,992	815,663
Millipore Corp.	11,620	598,662
PerkinElmer, Inc.	20,972	291,721
Thermo Fisher Scientific, Inc.*	83,458	2,843,414
Waters Corp.	20,509	751,655

		5,301,115

Machinery 1.6%
Caterpillar, Inc.	120,892	5,400,246
Cummins, Inc.	40,164	1,073,584
Danaher Corp.	50,451	2,856,031
Deere & Co.	85,146	3,262,795
Dover Corp.	36,533	1,202,666
Eaton Corp.	34,207	1,700,430
Flowserve Corp.	11,700	602,550

2008 Annual Report 11

Statement of Investments (Continued)
December 31, 2008

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Machinery (continued)

Illinois Tool Works, Inc.	78,700	$2,758,435
Ingersoll-Rand Co. Ltd., Class A	65,456	1,135,661
ITT Corp.	35,301	1,623,493
Manitowoc Co., Inc. (The)	25,500	220,830
PACCAR, Inc.	74,332	2,125,895
Pall Corp.	21,947	623,953
Parker Hannifin Corp.	34,248	1,456,910

		26,043,479

Media 2.5%
CBS Corp., Class B, Non-Voting	139,593	1,143,267
Comcast Corp., Class A	563,047	9,504,233
Comcast Corp., Special Class A	24,800	400,520
DIRECTV Group, Inc. (The)	111,880	2,563,171
Gannett Co., Inc. (a)	47,218	377,744
Interpublic Group of Cos., Inc.	87,275	345,609
McGraw-Hill Cos., Inc. (The)	63,679	1,476,716
Meredith Corp. (a)	7,937	132,865
New York Times Co. (The), Class A(a)	27,663	202,770
News Corp., Class A	460,106	4,182,364
Omnicom Group, Inc.	65,505	1,763,395
Scripps Networks Interactive, Inc., Class A	17,500	385,000
Time Warner, Inc.	727,941	7,323,086
Viacom, Inc., Class B	123,469	2,353,319
Walt Disney Co. (The)	378,350	8,584,761
Washington Post Co. (The), Class B	1,136	443,324

		41,182,144

Metals & Mining 0.7%
AK Steel Holding Corp.	22,800	212,496
Alcoa, Inc.	166,245	1,871,919
Allegheny Technologies, Inc.	19,825	506,132
Freeport-McMoRan Copper & Gold, Inc.	76,155	1,861,228
Newmont Mining Corp.	90,084	3,666,419
Nucor Corp.	62,423	2,883,943
Titanium Metals Corp. (a)	17,300	152,413
United States Steel Corp.	22,816	848,755

		12,003,305

Multi-Utility 1.4%
Ameren Corp.	41,755	1,388,771
CenterPoint Energy, Inc.	64,627	815,593
CMS Energy Corp.	46,349	468,125
Consolidated Edison, Inc.	56,053	2,182,143
Dominion Resources, Inc.	115,454	4,137,871
DTE Energy Co.	34,069	1,215,241
Integrys Energy Group, Inc.	15,495	665,975
NiSource, Inc.	48,419	531,157
PG&E Corp.	73,523	2,846,075
Public Service Enterprise Group, Inc.	100,156	2,921,551
SCANA Corp.	23,700	843,720
Sempra Energy	50,607	2,157,377
TECO Energy, Inc.	45,764	565,185
Wisconsin Energy Corp.	23,800	999,124
Xcel Energy, Inc.	86,452	1,603,685

		23,341,593

Multiline Retail 0.7%
Big Lots, Inc.	17,948	260,066
Family Dollar Stores, Inc.	29,006	756,186
J.C. Penney Co., Inc.	45,559	897,512
Kohl’s Corp.*	60,154	2,177,575
Macy’s, Inc.	86,505	895,327
Nordstrom, Inc.	33,460	445,353
Sears Holdings Corp. (a)	10,772	418,708
Target Corp.	150,793	5,206,882

		11,057,609

Natural Gas Utility 0.2%
Equitable Resources, Inc.	26,800	899,140
Nicor, Inc.	11,181	388,428
Questar Corp.	35,149	1,149,021

		2,436,589

Office Electronics 0.1%
Xerox Corp.	176,564	1,407,215

Oil, Gas & Consumable Fuels 11.5%
Anadarko Petroleum Corp.	92,414	3,562,560
Apache Corp.	66,719	4,972,567
Cabot Oil & Gas Corp.	21,600	561,600
Chesapeake Energy Corp.	106,473	1,721,668
Chevron Corp.	411,619	30,447,458
ConocoPhillips	303,577	15,725,289
CONSOL Energy, Inc.	37,602	1,074,665
Devon Energy Corp.	88,314	5,803,113
El Paso Corp.	144,020	1,127,677
EOG Resources, Inc.	49,478	3,294,245
Exxon Mobil Corp.	1,030,623	82,274,634
Hess Corp.	56,444	3,027,656
Marathon Oil Corp.	143,887	3,936,748
Massey Energy Co.	17,600	242,704
Murphy Oil Corp.	39,138	1,735,770
Noble Energy, Inc.	35,600	1,752,232
Occidental Petroleum Corp.	164,786	9,885,512
Peabody Energy Corp.	53,202	1,210,346
Pioneer Natural Resources Co.	24,700	399,646
Range Resources Corp.	32,000	1,100,480
Southwestern Energy Co.	68,300	1,978,651
Spectra Energy Corp.	120,821	1,901,723
Sunoco, Inc.	24,139	1,049,081
Tesoro Corp.	28,900	380,613
Valero Energy Corp.	105,249	2,277,588
Williams Cos., Inc.	118,230	1,711,970
XTO Energy, Inc.	115,382	4,069,523

		187,225,719

12 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Paper & Forest Products 0.2%
International Paper Co.	87,764	$1,035,615
MeadWestvaco Corp.	37,024	414,298
Weyerhaeuser Co.	43,319	1,325,995

		2,775,908

Personal Products 0.2%
Avon Products, Inc.	87,177	2,094,863
Estee Lauder Cos., Inc. (The), Class A	23,899	739,913

		2,834,776

Pharmaceuticals 7.8%
Abbott Laboratories(b)	314,334	16,776,006
Allergan, Inc.	62,858	2,534,435
Bristol-Myers Squibb Co.	403,429	9,379,724
Eli Lilly & Co.	202,669	8,161,481
Forest Laboratories, Inc.	62,628	1,595,135
Johnson & Johnson	562,130	33,632,238
King Pharmaceuticals, Inc.	45,205	480,077
Merck & Co., Inc.	428,345	13,021,688
Mylan, Inc.	63,167	624,722
Pfizer, Inc.	1,366,151	24,194,534
Schering-Plough Corp.	326,784	5,565,131
Watson Pharmaceuticals, Inc.	18,944	503,342
Wyeth	270,979	10,164,422

		126,632,935

Professional Services 0.2%
Dun & Bradstreet Corp.	11,000	849,200
Equifax, Inc.	27,682	734,127
Monster Worldwide, Inc.	25,195	304,608
Robert Half International, Inc.	28,701	597,555

		2,485,490

Real Estate Investment Trusts 1.0%
Apartment Investment & Management Co., Class A	21,778	251,536
AvalonBay Communities, Inc.	15,883	962,192
Boston Properties, Inc.	24,618	1,353,990
Developers Diversified Realty Corp.	25,254	123,240
Equity Residential	55,765	1,662,912
HCP, Inc.	51,800	1,438,486
Host Hotels & Resorts, Inc.	107,251	811,890
Kimco Realty Corp.	46,770	854,956
Plum Creek Timber Co., Inc.	35,389	1,229,414
ProLogis	53,950	749,365
Public Storage	25,348	2,015,166
Simon Property Group, Inc.	44,556	2,367,260
Vornado Realty Trust	27,192	1,641,037

		15,461,444

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A	34,150	147,528

Road & Rail 1.0%
Burlington Northern Santa Fe Corp.	55,773	4,222,574
CSX Corp.	80,151	2,602,503
Norfolk Southern Corp.	73,977	3,480,618
Ryder System, Inc.	11,771	456,479
Union Pacific Corp.	101,004	4,827,991

		15,590,165

Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices, Inc. (a)	126,814	273,918
Altera Corp.	59,152	988,430
Analog Devices, Inc.	59,883	1,138,975
Applied Materials, Inc.	264,832	2,682,748
Broadcom Corp., Class A	90,518	1,536,090
Intel Corp.	1,126,912	16,520,530
KLA-Tencor Corp.	35,961	783,590
Linear Technology Corp.	46,316	1,024,510
LSI Corp.	124,748	410,421
MEMC Electronic Materials, Inc.	46,458	663,420
Microchip Technology, Inc. (a)	38,200	746,046
Micron Technology, Inc. (a)	158,272	417,838
National Semiconductor Corp.	42,737	430,362
Novellus Systems, Inc.	21,249	262,213
NVIDIA Corp.*	114,524	924,209
Teradyne, Inc.	29,263	123,490
Texas Instruments, Inc.	257,844	4,001,739
Xilinx, Inc.	51,332	914,736

		33,843,265

Software 3.6%
Adobe Systems, Inc.*	108,380	2,307,410
Autodesk, Inc.	46,226	908,341
BMC Software, Inc.	39,341	1,058,666
C.A., Inc.	81,094	1,502,672
Citrix Systems, Inc.*	37,788	890,663
Compuware Corp.	53,326	359,951
Electronic Arts, Inc.	65,373	1,048,583
Intuit, Inc.	66,071	1,571,829
McAfee, Inc.*	31,400	1,085,498
Microsoft Corp.	1,549,951	30,131,047
Novell, Inc.	70,254	273,288
Oracle Corp.*	793,708	14,072,443
Salesforce.com, Inc.	21,500	688,215
Symantec Corp.*	65,235	2,233,977

		58,132,583

Specialty Retail 1.8%
Abercrombie & Fitch Co., Class A	18,131	418,282
AutoNation, Inc. (a)	26,087	257,740
AutoZone, Inc.	8,190	1,142,259
Bed Bath & Beyond, Inc.	53,665	1,364,164
Best Buy Co., Inc.	66,747	1,876,258
GameStop Corp., Class A*	33,700	729,942
Gap, Inc. (The)	96,423	1,291,104
Home Depot, Inc.	343,502	7,907,416
Lowe’s Cos., Inc.	294,152	6,330,151
Limited Brands, Inc.	59,636	598,745
Office Depot, Inc.	53,372	159,049
RadioShack Corp.	29,132	347,836

2008 Annual Report 13

Statement of Investments (Continued)
December 31, 2008

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Specialty Retail (continued)

Sherwin-Williams Co. (The)	20,465	$1,222,784
Staples, Inc.	141,005	2,526,810
Tiffany & Co.	25,723	607,834
TJX Cos., Inc.	81,957	1,685,856

		28,466,230

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	68,454	1,421,790
Jones Apparel Group, Inc.	19,867	116,421
Nike, Inc., Class B	78,101	3,983,151
Polo Ralph Lauren Corp.	11,772	534,566
V.F. Corp.	18,037	987,886

		7,043,814

Thrifts & Mortgage Finance 0.2%
Hudson City Bancorp, Inc.	107,076	1,708,933
People’s United Financial, Inc.	70,300	1,253,449
Sovereign Bancorp, Inc.	99,781	297,347

		3,259,729

Tobacco 1.8%
Altria Group, Inc.	411,993	6,204,615
Lorillard, Inc.	35,500	2,000,425
Philip Morris International, Inc.	409,893	17,834,444
Reynolds American, Inc.	32,536	1,311,526
UST, Inc.	29,575	2,051,914

		29,402,924

Trading Companies & Distributors 0.1%
Fastenal Co. (a)	26,600	927,010
W.W. Grainger, Inc.	13,529	1,066,626

		1,993,636

Wireless Telecommunication Services 0.2%
American Tower Corp., Class A	80,700	2,366,124
Sprint Nextel Corp.	569,893	1,042,904

		3,409,028

Total Common Stocks (cost $2,451,650,554)		1,593,464,502

Repurchase Agreements 2.3%

	Principal Amount	Market Value

Morgan Stanley(c), 0.04%, dated 12/31/08, due 01/02/09, repurchase price $9,568,185, collateralized by U.S. Government Agency Mortgages ranging 3.43% — 7.00%, maturing 03/01/15 — 09/01/48; total market value of $9,759,532	9,568,169	9,568,169
UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $27,154,083, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09 — 06/24/09; total market value of $27,697,118	27,154,037	27,154,037

Total Repurchase Agreements (cost $36,722,206)		36,722,206

Total Investments (cost $2,488,372,760)(d) — 100.5%		1,630,186,708

Liabilities in excess of other assets — (0.5)%		(7,897,329)

NET ASSETS — 100.0%		$1,622,289,379

*	Denotes a non-income producing security.

(a)	The security or a partial position of this security is on loan at December 31, 2008. The total value of securities on loan at December 31, 2008 was $9,170,259.

(b)	All or a part of the security was pledged as collateral for futures contracts as of December 31, 2008.

(c)	The security was purchased with cash collateral held from securities on loan (See Note 2).The total value of this security as of December 31, 2008 was $9,568,169.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

At December 31, 2008, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation/
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

129	S&P 500 Futures	03/19/09	$29,028,225	$566,783

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT
S&P 500 Index Fund

Assets:
Investments, at value (cost $2,451,650,554)*	$1,593,464,502
Repurchase agreements, at value and cost	36,722,206

Total Investments	1,630,186,708

Cash	613,736
Interest and dividends receivable	3,659,260
Receivable for capital shares issued	348,742
Receivable for variation margin on futures contracts	419,129
Receivable from sub-administrator	34,963
Prepaid expenses and other assets	6,691

Total Assets	1,635,269,229

Liabilities:
Payable for investments purchased	2,620,734
Payable upon return of securities loaned (Note 2)	9,568,169
Payable for capital shares redeemed	324,310
Accrued expenses and other payables:
Investment advisory fees	172,404
Fund administration fees	66,573
Administrative services fees	12,973
Custodian fees	29,371
Trustee fees	15,658
Compliance program costs (Note 3)	31,952
Professional fees	90,408
Printing fees	6,713
Other	40,585

Total Liabilities	12,979,850

Net Assets	$1,622,289,379

Represented by:
Capital	$2,603,358,719
Accumulated undistributed net investment income	1,904,053
Accumulated net realized losses from investment transactions and futures	(125,354,124)
Net unrealized appreciation/(depreciation) from investments	(858,186,052)
Net unrealized appreciation/(depreciation) from futures	566,783

Net Assets	$1,622,289,379

Net Assets:
Class IV Shares	$144,568,725
Class Y Shares (a)	1,477,720,654

Total	$1,622,289,379

Shares Outstanding (unlimited number of shares authorized):
Class IV Shares	23,017,384
Class Y Shares (a)	235,390,558

Total	258,407,942

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class IV Shares	$6.28
Class Y Shares (a)	$6.28

*	Includes value of securities on loan of $9,170,259 (Note 2).

(a)	Effective May 1, 2008, Class ID Shares was renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Statement of Operations
For the Year Ended December 31, 2008

NVIT
S&P 500 Index
Fund

INVESTMENT INCOME:
Interest income	$1,169,357
Dividend income	47,994,579
Income from securities lending (Note 2)	499,434

Total Income	49,663,370

EXPENSES:
Investment advisory fees	2,696,606
Fund administration fees	972,139
Administrative services fees Class IV Shares	235,941
Custodian fees	184,450
Trustee fees	75,613
Compliance program costs (Note 3)	41,036
Professional fees	348,688
Printing fees	50,423
Other	383,366

Total expenses before earnings credit	4,988,262

Earnings credit (Note 4)	(14,627)

Net Expenses	4,973,635

NET INVESTMENT INCOME	44,689,735

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(54,796,043)
Net realized losses from futures transactions	(14,748,102)

Net realized losses from investment transactions and futures	(69,544,145)

Net change in unrealized appreciation/(depreciation) from investments	(926,714,931)
Net change in unrealized appreciation/(depreciation) from futures	790,876

Net change in unrealized appreciation/(depreciation) from investments and futures	(925,924,055)

Net realized/unrealized losses from investments and futures	(995,468,200)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(950,778,465)

The accompanying notes are in integral part of these financial statements.

16 Annual Report 2008

Statements of Changes in Net Assets

	NVIT S&P 500 Index Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$44,689,735	$34,627,609
Net realized gains (losses) from investment and futures transactions	(69,544,145)	5,991,278
Net change in unrealized appreciation/(depreciation) from investments and futures	(925,924,055)	16,404,467

Change in net assets resulting from operations	(950,778,465)	57,023,354

Distributions to Shareholders From:
Net investment income:
Class IV	(3,883,354)	(4,269,811)
Class Y(a)	(39,203,491)	(30,054,955)
Net realized gains:
Class IV	–	–
Class Y(a)	–	–

Change in net assets from shareholder distributions	(43,086,845)	(34,324,766)

Change in net assets from capital transactions	143,149,465	1,896,969,783

Change in net assets	(850,715,845)	1,919,668,371

Net Assets:
Beginning of year	2,473,005,224	553,336,853

End of year	$1,622,289,379	$2,473,005,224

Accumulated undistributed net investment income at end of year	$1,904,053	$310,710

CAPITAL TRANSACTIONS:
Class IV Shares
Proceeds from shares issued	6,801,046	8,824,825
Dividends reinvested	3,883,354	4,269,786
Cost of shares redeemed	(28,018,645)	(37,367,441)

Total Class IV	(17,334,245)	(24,272,830)

Class Y Shares (a)
Proceeds from shares issued	311,345,757	547,877,576
Issued from in-kind transactions	–	1,387,369,746
Dividends reinvested	39,203,491	30,054,335
Cost of shares redeemed	(190,065,538)	(44,059,044)

Total Class Y	160,483,710	1,921,242,613

Change in net assets from capital transactions	$143,149,465	$1,896,969,783

SHARE TRANSACTIONS:
Class IV Shares
Issued	835,071	858,556
Reinvested	482,030	412,393
Redeemed	(3,324,509)	(3,636,349)

Total Class IV Shares	(2,007,408)	(2,365,400)

Class Y Shares (a)
Issued	35,804,054	52,739,732
Issued from in-kind transactions	–	137,091,872
Reinvested	4,894,704	2,877,284
Redeemed	(22,409,315)	(4,231,266)

Total Class Y Shares	18,289,443	188,477,622

Total change in shares	16,282,035	186,112,222

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective May 1, 2008, Class ID Shares was renamed Class Y Shares.

The accompanying notes are in integral part of these financial statements.

2008 Annual Report 17

Financial Highlights
(Selected data for each share of capital outstanding throughout the periods indicated)

NVIT S&P 500 Index Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized													Ratio of
			and											Ratio of Net		Expenses
	Net Asset		Unrealized									Ratio of		Investment		(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset			Net Assets	Expenses to		Income		Reimbursements)
	Beginning of	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total		at End	Average		to Average		to Average		Portfolio
	Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return		of Period	Net Assets		Net Assets		Net Assets (c)		Turnover (d)

Class IV Shares
Year Ended December 31, 2008	$10.22	0.17	(3.95)	(3.78)	(0.16)	–	(0.16)	$6.28	(37.29%)		$144,568,725	0.34%		1.99%		0.34%		5.47%
Year Ended December 31, 2007	$9.88	0.19	0.32	0.51	(0.17)	–	(0.17)	$10.22	5.11%		$255,677,256	0.32%		1.77%		0.32%		4.93%
Year Ended December 31, 2006	$8.71	0.17	1.15	1.32	(0.15)	–	(0.15)	$9.88	15.32%		$270,585,372	0.31%		1.80%		0.38%		5.40%
Year Ended December 31, 2005	$8.45	0.14	0.26	0.40	(0.14)	–	(0.14)	$8.71	4.75%		$265,571,021	0.28%		1.58%		0.47%		4.29%
Year Ended December 31, 2004	$7.85	0.14	0.68	0.82	(0.22)	–	(0.22)	$8.45	10.59%		$286,933,434	0.28%		1.74%		0.43%		3.10%

Class Y Shares
Year Ended December 31, 2008 (e)	$10.21	0.18	(3.94)	(3.76)	(0.17)	–	(0.17)	$6.28	(37.15%)		$1,477,720,654	0.22%		2.12%		0.22%		5.47%
Year Ended December 31, 2007	$9.88	0.18	0.33	0.51	(0.18)	–	(0.18)	$10.21	5.13%		$2,217,327,968	0.20%		1.87%		0.20%		4.93%
Period Ended December 31, 2006 (f)(g)	$9.15	0.13	0.72	0.85	(0.12)	–	(0.12)	$9.88	9	.42%(a)	$282,751,481	0	.23%(b)	1	.99%(b)	0	.23%(b)	5.40%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee waivers/reimbursements during the year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Effective May 1, 2008, Class ID Shares was renamed Class Y Shares.
(f)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.
(g)	Net investment income is based on average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

18 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Jefferson National Life Insurance Company and Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT S&P 500 Index Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

20 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$1,593,464,502	$566,783	$36,722,206	$—	$—	$—	$1,630,186,708	$566,783

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

The following shows the value of securities on loan by the Fund and the value of collateral posted as of December 31, 2008:

Value of	Value of
Loaned Securities	Collateral

$9,170,259	$9,568,169

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains

22 Annual Report 2008

sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. BlackRock Investment Management, LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

Up to $1.5 billion	0.13%

$1.5 billion up to $3 billion	0.12%

$3 billion or more	0.11%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $404,790 for the year ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

incurred in the ordinary course of the Fund’s business) from exceeding 0.23% for the Fund’s Class IV and Class Y shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount	Amount	Amount
Fiscal Year	Fiscal Year	Fiscal Year
2006	2007	2008

$209,099	—	—

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and

24 Annual Report 2008

other such services. These fees are based on an annual rate of up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2008, NFS received $259,782 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $41,036.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $318,391,955 and sales of $114,845,653.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s

2008 Annual Report 25

Notes to Financial Statements (Continued)
December 31, 2008

financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

8. Other

During the year ended December 31, 2007, the NVIT S&P 500 Index Fund accepted securities eligible for investment by the Fund as consideration for Fund shares issued (“Purchase In-Kind”) to the NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate Fund, NVIT Investor Destinations Moderately Conservative Fund and NVIT Investor Destinations Conservative Fund, pursuant to no-action relief received from the Securities and Exchange Commission. Gartmore Variable Insurance Trust (no-action letter pub. avail. December 29, 2006).

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

9. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$43,086,845	$—	$43,086,845	$—	$43,086,845

2007	34,324,766	—	34,324,766	—	34,324,766

26 Annual Report 2008

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$1,784,862	$—	$1,784,862	$—	$(83,871,640)	$(898,982,562)	$(981,069,340)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$2,529,169,270	$19,288,396	$(918,270,958)	$(898,982,562)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$2,288,231	2010

45,970,402	2016

As of December 31, 2008, for Federal income tax purposes, the Fund has capital loss carryforwards, subject to any applicable limitations on availability, to offset future capital gains, if any, as the successor of a merged fund.

Acquired Fund	Amount	Expires

Market Street Equity 500 Index	$7,095,878	2010

Market Street Equity 500 Index	6,803,394	2011

Market Street Equity 500 Index	3,471,330	2012

Market Street Equity 500 Index	5,765,025	2013

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses in the amount of $12,477,380.

2008 Annual Report 27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT S&P 500 Index Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

28 Annual Report 2008

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 99.98% of income dividends that qualify for the dividends received deduction available to corporations.

2008 Annual Report 29

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

30 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

32 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 33

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

34 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 35

NVIT Short Term Bond Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statement of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-STB (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

While the Fund invests primarily in securities of the U.S. government and its agencies, the Fund’s value is not guaranteed by these entities.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Merrill Lynch (ML) 1-3 Year Treasury Index: An unmanaged index that tracks short-term U.S. Treasury notes and bonds with maturities of one to three years.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is an affiliate of Nationwide Asset Management, LLC.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Short Term Bond Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the period from April 1, 2008, through December 31, 2008, the NVIT Short Term Bond Fund (Class II at NAV) registered -0.67% versus 3.52% for its benchmark, the Merrill Lynch (ML) 1-3 Year Treasury Index. For broader comparison, the average return for the Fund’s Lipper peer category of Short-Intermediate Investment Grade Debt Funds (consisting of 44 funds as of December 31, 2008) was -2.39% for the nine months ended December 31, 2008.

What areas of investment provided the most positive relative returns for the Fund?

Treasuries were the best-performing assets; spreads widened dramatically for corporate bonds, commercial mortgage-backed bonds and asset-backed bonds during the reporting period. Five-year Treasuries rallied by more than 150 basis points, or 1.50%. Agency bonds and Agency mortgages were the top performers after Treasuries.

What areas of investment detracted from Fund performance?

The worst-performing investments in the Fund were corporate bonds. Spreads on financial bonds in particular widened significantly during the reporting period. While the final few months of the reporting period proved to be a difficult time for the bonds of financial companies, the Fund did not own any of the headline names such as American International Group (AIG), Lehman Brothers Holdings Inc. or The Goldman Sachs Group, Inc. Non-Agency mortgage-backed securities (commercial and residential) also performed poorly during the reporting period and detracted from Fund performance.

What is your outlook for the near term?

The near-term economic outlook remains dire, as suggested by the downtrend in the leading indicators and the continued deterioration in the housing and labor markets. A meaningful recovery in corporate profits appears unlikely during the foreseeable future. Still, the markets already have discounted a relatively severe recession and now appear to be much more reasonably valued than they were throughout most of the past economic cycle. Moreover, risk assets tend to be leading indicators, with the Standard & Poor’s 500® (S&P 500) Index having bottomed in advance of 12 out of the past 13 recessionary troughs. Volatility is likely to remain high, and enormous downside risks persist, but there is reason to believe that the worst of the percentage declines has passed.

Subadviser:
Nationwide Asset Management, LLC

Portfolio Managers:
Gary S. Davis, CFA and Mabel C. Brown, CFA, CPA

4 Annual Report 2008

Fund Performance	NVIT Short Term Bond Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

		Expense
	Inception[2]	Ratio*

Class I	-0.34%	0.65%

Class II	-0.67%	0.90%

Class Y	-0.33%	0.50%

*	Expenses are estimated based on the Fund’s projected average net assets for 2008. There are no actual fees or expenses for the Fund in 2007 because the Fund commenced operations after December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on March 25, 2008.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Short Term Bond Fund versus performance of the Merrill Lynch 1-3 Yr Treasury Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index consisting of all public U.S. Treasury obligations having maturities from 1 to 2.99 years and reflects total return.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	NVIT Short Term Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Short Term Bond Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class I	Actual		1,000.00	997.20	2.11	0.42
	Hypothetical	[b]	1,000.00	1,023.03	2.14	0.42

Class II	Actual		1,000.00	993.70	4.61	0.92
	Hypothetical	[b]	1,000.00	1,020.51	4.68	0.92

Class Y	Actual		1,000.00	996.90	2.56	0.51
	Hypothetical	[b]	1,000.00	1,022.57	2.60	0.51

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

b	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	NVIT Short Term Bond Fund
December 31, 2008 (unaudited)

Asset Allocation

Corporate Bonds	50.6%
U.S. Government Sponsored & Agency Obligations	27.0%
Repurchase Agreement	10.7%
Commercial Mortgage Backed Securities	9.0%
Asset-Backed Securities	2.9%
Liabilities in excess of other assets	(-0.2%	)

	100.0%

Top Holdings

Bank of America NA, 1.70%, 12/23/10	10.7%
Federal National Mortgage Association, 4.32%, 07/01/34	9.8%
Federal Home Loan Mortgage Corp., 5.69%, 10/01/37	5.2%
U.S. Treasury Bonds, 2.38%, 08/31/10	4.4%
JP Morgan Chase & Co., 2.63%, 12/01/10	3.3%
Federal Home Loan Bank System, 4.75%, 04/24/09	2.7%
Federal National Mortgage Association, 6.50%, 04/01/22	2.6%
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	1.7%
XTO Energy, Inc., 5.00%, 08/01/10	1.6%
Energy Transfer Partners LP, 6.00%, 07/01/13	1.2%
Other*	56.8%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

NVIT Short Term Bond Fund

Asset-Backed Securities 2.9%

	Principal Amount	Market Value

Auto Loans 0.4% (a)
Superior Wholesale Inventory Financing Trust, Series 2007-AE1, Class A, 1.30%, 01/15/12	$500,000	$385,890

Credit Card Loans 1.6%
Advanta Business Card Master Trust, Series 2007-A2, Class A2, 5.00%, 03/20/13	255,000	219,689
Golden Credit Card Trust, Series 2008-3, Class A, 2.20%, 07/15/17 (a)	1,000,000	886,250
National City Credit Card Master Trust, Series 2008-2, Class A, 4.65%, 11/15/11	375,000	365,354

		1,471,293

Student Loans 0.9% (a)
Access Group, Inc., Series 2002-1, Class A2, 1.65%, 09/25/25	912,552	841,259

Total Asset-Backed Securities (cost $2,997,389)		2,698,442

Commercial Mortgage Backed Securities 9.0%

Diversified Financial Services 9.0%
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3, 4.13%, 07/10/42	515,000	505,339
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A4, 4.32%, 02/13/46	600,000	533,757
Commercial Mortgage Pass-Through Certificates, Series 2001-J1A, Class C, 6.83%, 02/14/34 (a)	975,000	957,367
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3, 4.58%, 06/10/48	600,000	501,868
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.26%, 03/15/33	348,366	340,497
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A3, 5.08%, 06/15/29 (a)	600,000	567,453
Series 2004-C6, Class A4, 4.58%, 08/15/29	350,000	323,878
Series 2005-C2, Class A3, 4.91%, 04/15/30	750,000	663,418
Series 2005-C3, Class A3, 4.65%, 07/15/30	550,000	481,254
Series 2007-C6, Class A2, 5.85%, 07/15/40	750,000	570,363
Morgan Stanley Capital I
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	1,000,000	720,752
$Series 2005-T19, Class A2, 4.73%, 06/12/47	415,000	380,435
Series 2005-T19, Class A3, 4.83%, 06/12/47	750,000	621,495
Series 2005-IQ9, Class A3, 4.54%, 07/15/56	910,000	749,530
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4, 6.39%, 10/15/35	500,000	482,596

Total Commercial Mortgage Backed Securities (cost $9,501,606)		8,400,002

Corporate Bonds 50.6%

Aerospace & Defense 1.1%
General Dynamics Corp., 5.25%, 02/01/14	1,000,000	1,024,821

Airline 1.1% (b)
Southwest Airlines Co., 10.50%, 12/15/11	1,000,000	1,020,000

Banks 17.0%
Bank of America NA, 1.70%, 12/23/10	10,000,000	10,029,650
Citigroup, Inc., 4.25%, 07/29/09	1,000,000	988,050
JP Morgan Chase & Co., 2.63%, 12/01/10	3,000,000	3,060,231
$PNC Funding Corp., 7.50%, 11/01/09	1,000,000	998,583
Wells Fargo Capital XIII, 7.70%, 12/29/49 (a)	1,000,000	825,311

		15,901,825

Beverages 1.4% (b)
SABMiller PLC
6.20%, 07/01/11	655,000	648,774
5.70%, 01/15/14	750,000	691,490

		1,340,264

Diversified Financial Services 5.4%
American Honda Finance Corp., 6.70%, 10/01/13 (b)	1,000,000	1,008,009

8 Annual Report 2008

Corporate Bonds (continued)
	Principal Amount	Market Value

Diversified Financial Services (continued)

Bear Stearns Co., Inc., 6.95%, 08/10/12	$867,000	$900,443
Countrywide Financial Corp., 4.50%, 06/15/10	750,000	736,885
General Electric Capital Corp., 4.88%, 10/21/10	750,000	759,702
HSBC Finance Corp., 6.38%, 10/15/11	1,000,000	983,851
Textron Financial Corp., 5.13%, 11/01/10	750,000	672,778

		5,061,668

Diversified Minerals 1.1%
Rio Tinto Ltd., 5.88%, 07/15/13	1,250,000	995,641

Electric Utilities 3.9%
Appalachian Power Co., Series MBIA, 6.60%, 05/01/09	850,000	842,683
Northern States Power, 4.75%, 08/01/10	500,000	499,879
Pacific Gas & Electric Co., 4.20%, 03/01/11	750,000	740,905
Pacificorp, 7.00%, 07/15/09	500,000	504,426
Southern California Edison Co., 5.75%, 03/15/14	1,000,000	1,047,938

		3,635,831

Food Processors 1.7%
General Mills, Inc., 5.65%, 09/10/12	500,000	510,367
Kroger Co. (The), 6.80%, 04/01/11	1,000,000	1,032,510

		1,542,877

Healthcare — Products 0.8%
Covidien International Finance SA, 5.45%, 10/15/12	800,000	782,698

Insurance 0.8%
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	709,392

Media 3.2%
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	1,500,000	1,551,786
Time Warner Cable, Inc.
$6.20%, 07/01/13	750,000	709,421
8.25%, 02/14/14	750,000	760,850

		3,022,057

Metals & Mining 0.6%
WMC Finance USA Ltd., 5.13%, 05/15/13	600,000	573,509

Oil, Gas & Consumable Fuels 6.7%
DCP Midstream LLC, 7.88%, 08/16/10	1,000,000	983,117
Energy Transfer Partners LP, 6.00%, 07/01/13	1,250,000	1,111,920
EOG Resources, Inc., 6.13%, 10/01/13	1,000,000	1,044,820
Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	1,000,000	972,641
Weatherford International Ltd., 5.15%, 03/15/13	750,000	660,428
XTO Energy, Inc., 5.00%, 08/01/10	1,500,000	1,477,799

		6,250,725

Pharmaceuticals 0.5%
Amgen, Inc., 4.00%, 11/18/09	500,000	499,587

Retailers 1.0% (a)
CVS Caremark Corp., 4.32%, 09/10/10	1,000,000	915,192

Telecommunications 4.3%
Bellsouth Capital Funding Corp., 7.75%, 02/15/10	500,000	517,540
Cellco Partnerships, 7.38%, 11/15/13 (b)	1,000,000	1,055,080
New Cingular Wireless Services, Inc., 7.88%, 03/01/11	500,000	517,622
Telecom Italia Capital SA, 5.25%, 11/15/13	600,000	457,500
Telefonica Emisiones SAU, 1.83%, 06/19/09 (a)	1,000,000	968,110
Verizon Global Funding Corp., 7.25%, 12/01/10	500,000	524,180

Total Corporate Bonds (cost $48,192,330)		47,316,119

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Short Term Bond Fund (Continued)

U.S. Government Sponsored & Agency Obligations 27.0%

	Principal Amount	Market Value

Federal Home Loan Bank System, 4.75%, 04/24/09	$2,500,000	$2,534,478
Federal Home Loan Mortgage Corp.
2.38%, 05/28/10	1,000,000	1,017,958
5.69%, 10/01/37	4,752,704	4,815,546
Federal National Mortgage Association
6.50%, 04/01/22	2,317,744	2,408,098
4.32%, 07/01/34	9,039,793	9,160,975
U.S. Treasury Bonds, 2.38%, 08/31/10	4,000,000	4,121,408
U.S. Treasury Notes
3.13%, 04/30/13	250,000	270,606
2.00%, 11/30/13	900,000	923,344

Total U.S. Government Sponsored & Agency Obligations (cost $25,151,647)		25,252,413

Repurchase Agreement 10.7%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $9,991,432, collateralized by Treasury Bills and U.S. Government Discount Notes maturing 01/30/09 - 06/24/09; total market value of $10,191,243	9,991,415	9,991,415

Total Repurchase Agreement (cost $9,991,415)		9,991,415

Total Investments (cost $95,834,387) (c) — 100.2%		93,658,391

Liabilities in excess of other assets — 0.2%		(212,035)

NET ASSETS — 100.0%		$93,446,356

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2008. The maturity date represents the actual maturity date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2008, all such securities in total represented 5.76% of net assets.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Co.

LP	Limited Partnership

Ltd.	Limited

MBIA	Insured by Municipal Bond Insurance Organization

NA	National Association

PLC	Public Limited Co.

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT
Short Term
Bond Fund

Assets:
Investments, at value (cost $85,842,972)	$83,666,976
Repurchase agreement, at value and cost	9,991,415

Total Investments	93,658,391

Interest and dividends receivable	763,764
Receivable for capital shares issued	576,897

Total Assets	94,999,052

Liabilities:
Cash overdraft	339
Payable for capital shares redeemed	1,500,906
Accrued expenses and other payables:
Investment advisory fees	20,378
Fund administration fees	4,029
Distribution fees	3,847
Administrative services fees	1,954
Custodian fees	105
Trustee fees	884
Compliance program costs (Note 3)	1,815
Professional fees	5,420
Printing fees	10,865
Other	2,154

Total Liabilities	1,552,696

Net Assets	$93,446,356

Represented by:
Capital	$95,094,996
Accumulated undistributed net investment loss	5,071
Accumulated net realized gains from investment transactions	522,285
Net unrealized appreciation/(depreciation) from investments	(2,175,996)

Net Assets	$93,446,356

Net Assets:
Class I Shares	$9,967
Class II Shares	19,505,830
Class Y Shares	73,930,559

Total	$93,446,356

Shares outstanding (unlimited number of shares authorized):
Class I Shares	1,017
Class II Shares	1,995,667
Class Y Shares	7,553,123

Total	9,549,807

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.80
Class II Shares	$9.77
Class Y Shares	$9.79

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Operations
For the Period Ended December 31, 2008

NVIT
Short Term
Bond Fund (a)

INVESTMENT INCOME:
Interest income	$1,671,585

Total Income	1,671,585

EXPENSES:
Investment advisory fees	161,724
Fund administration fees	21,396
Distribution fees Class II Shares	12,807
Administrative services fees Class II Shares	7,155
Custodian fees	3,780
Trustee fees	1,603
Compliance program costs (Note 3)	1,815
Professional fees	13,500
Printing fees	26,735
Other	10,755

Total expenses before reimbursed/waived expenses and earnings credit	261,270

Earnings credit (Note 4)	(3,566)
Expenses reimbursed by adviser	(10,295)

Net Expenses	247,409

NET INVESTMENT INCOME	1,424,176

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	537,980
Net change in unrealized appreciation/(depreciation) from investments	(2,175,996)

Net realized/unrealized gains from investments	(1,638,016)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(213,840)

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Changes in Net Assets

NVIT Short Term
Bond Fund

Period Ended
December 31, 2008 (a)
Operations:
Net investment income	$1,424,176
Net realized gains from investment transactions	537,980
Net change in unrealized appreciation/(depreciation) from investments	(2,175,996)

Change in net assets resulting from operations	(213,840)

Distributions to Shareholders From:
Net investment income:
Class I	(167)
Class II	(221,187)
Class Y	(1,213,744)

Net realized gains:
Class I	–
Class II	–
Class Y	–

Change in net assets from shareholder distributions	(1,435,098)

Change in net assets from capital transactions	95,095,294

Change in net assets	93,446,356

Net Assets:
Beginning of period	$–

End of period	$93,446,356

Accumulated undistributed net investment loss at end of period	$5,071

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$10,000
Dividends reinvested	167
Cost of shares redeemed	–

Total Class I	10,167

Class II Shares
Proceeds from shares issued	21,931,307
Dividends reinvested	221,187
Cost of shares redeemed	(2,453,102)

Total Class II	19,699,392

Class Y Shares
Proceeds from shares issued	100,593,345
Dividends reinvested	1,213,744
Cost of shares redeemed	(26,421,354)

Total Class Y	75,385,735

Change in net assets from capital transactions	$95,095,294

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statement of Changes in Net Assets (Continued)

NVIT Short Term
Bond Fund

Period Ended
December 31, 2008 (a)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,000
Reinvested	17
Redeemed	–

Total Class I Shares	1,017

Class II Shares
Issued	2,220,891
Reinvested	22,681
Redeemed	(247,905)

Total Class II Shares	1,995,667

Class Y Shares
Issued	10,124,120
Reinvested	123,839
Redeemed	(2,694,836)

Total Class Y Shares	7,553,123

Total change in shares	9,549,807

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Financial Highlights
Selected data for a share of capital stock outstanding throughout the period indicated

NVIT Short Term Bond Fund

		Operations			Distributions				Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning of	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (f)
Class I Shares
Period Ended December 31, 2008 (d)(e)	$10.00	0.22	(0.25)	(0.03)	(0.17)	–	(0.17)	$9.80	(0.34%)	$9,967	0.50%	2.94%	0.53%	88.81%

Class II Shares
Period Ended December 31, 2008 (d)(e)	$10.00	0.22	(0.29)	(0.07)	(0.16)	–	(0.16)	$9.77	(0.67%)	$19,505,830	0.89%	2.92%	0.92%	88.81%

Class Y Shares
Period Ended December 31, 2008 (d)(e)	$10.00	0.24	(0.27)	(0.03)	(0.18)	–	(0.18)	$9.79	(0.33%)	$73,930,559	0.50%	3.10%	0.52%	88.81%
Amounts designated as “-” are zero or have been rounded to zero.

(a)	Not annualized.
(b)	Annualized.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.
(e)	Per share calculations were performed using average shares method.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Short Term Bond Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

16 Annual Report 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$—	$—	$93,658,391	$—	$—	$—	$93,658,391	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(e)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

18 Annual Report 2008

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Nationwide Asset Management LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the period ended December 31, 2008.

Fee Schedule	Total Fees

All Assets	0.35%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $38,138 for the period ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

incurred in the ordinary course of the Fund’s business) from exceeding 0.50% for the Fund’s Class I, Class II and Class Y shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount
For the Period Ended
December 31, 2008 (a)

$10,295

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

20 Annual Report 2008

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the period ended December 31, 2008, NFS received $5,201 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended December 31, 2008, the Fund’s portion of such costs was $1,815.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the period ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $105,775,859 and sales of $37,805,538.

For the period ended December 31, 2008, the Fund had purchases of $33,498,986 and sales of $17,216,726 of U.S. government securities.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

7. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

8. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

9. Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2008, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$1,435,098	$—	$1,435,098	$—	$1,435,098

22 Annual Report 2008

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$528,753	$—	$528,753	$—	$—	$(2,177,393)	$(1,648,640)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$95,835,784	$623,824	$(2,801,217)	$(2,177,393)

2008 Annual Report 23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Short Term Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008 and the results of its operations, the changes in its net assets and the financial highlights for the period March 25, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

24 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 25

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

26 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

28 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30 Annual Report 2008

NVIT Small Cap Index Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

32	Statement of Assets and Liabilities

33	Statement of Operations

34	Statements of Changes in Net Assets

35	Financial Highlights

36	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-SCX (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

Small-company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the smallest 2,000 U.S. companies in the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies, based on market capitalization.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with BlackRock Investment Management, LLC.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Small Cap Index Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Small Cap Index Fund (Class Y shares at NAV) registered -34.01% versus -33.79% for its benchmark, the Russell 2000® Index. For broader comparison, the average return for the Fund’s Lipper peer category of Small-Cap Core Funds (consisting of 130 funds as of December 31, 2008) was -35.54% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

All 10 sectors within the Russell 2000 Index posted negative returns for the reporting period. From a sector perspective, utilities and consumer staples posted comparatively smaller losses, registering -11.3% and -17.9%, respectively. The highest individual-stock returns in the benchmark index were generated by Emergent BioSolutions, Inc., with 416.0%; Crawford & Co., with 250.4%; and Star Scientific, Inc., with 219.2%.

What areas of investment detracted from Fund performance?

Losses most prominent at the sector level were in telecommunications services, which registered -49.7% for the reporting period. Energy and consumer discretionary also were hit hard, registering -49.5% and -47.6%, respectively. Several stocks within the benchmark index essentially lost all their value during the reporting period, including Digimarc Corp., FX Real Estate And Entertainment Inc., and Downey Financial Corp.

What is your outlook for the near term?

Looking ahead, it seems clear that the degree to which markets are able to recover will depend largely on the effectiveness of government policies. The investment debate in 2009 is likely to center on the issue of debt-induced deflation versus policy-induced reflation (government efforts designed to stimulate the economy). Policymakers have made it clear that stimulus plans will persist until evidence emerges that credit market conditions have improved. Toward the end of the reporting period, the effects of recent policy actions seemed to be taking hold. Investment-grade bond spreads over Treasuries have begun to narrow, as have spreads in some areas of the high-yield and municipal markets. In addition, bank-lending rates are declining. Should these trends continue, these should help to lay the groundwork for improved global equity market conditions throughout 2009.

Subadviser:
BlackRock Investment Management, LLC

Portfolio Managers:
Debra L. Jelilian and Jeffrey L. Russo, CFA

4 Annual Report 2008

Fund Performance	NVIT Small Cap Index Fund

Average Annual Total Return1
(For periods ended December 31, 2008)

			Gross	Net
			Expense	Expense
	1 Yr.	Inception[2]	Ratio*	Ratio*

Class Y	-34.01%	-24.26%	0.27%	0.27%

*	As of December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on April 13, 2007.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Small Cap Index Fund versus performance of the Russell 2000 Index(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Russell 2000 Index is an unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the smallest 2,000 U.S. companies in the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies, based on market capitalization.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	NVIT Small Cap Index Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Small Cap Index Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

NVIT Small Cap Index Fund	Actual		1,000.00	730.20	1.26	0.29

Class Y	Hypothetical	[b]	1,000.00	1,023.68	1.48	0.29

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, to reflect a one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	NVIT Small Cap Index Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	97.5%
Repurchase Agreement	2.2%
Other assets in excess of liabilities	0.3%

100.0%

Top Industries

Commercial Banks	8.1%
Real Estate Investment Trusts	5.7%
Biotechnology	4.5%
Insurance	4.4%
Software	4.0%
Health Care Equipment & Supplies	3.8%
Health Care Providers & Services	3.4%
Oil, Gas & Consumable Fuels	3.2%
Machinery	3.1%
Commercial Services & Supplies	2.8%
Other	57.0%

100.0%

Top Holdings

Ralcorp Holdings, Inc.	0.4%
Myriad Genetics, Inc.	0.4%
Alexion Pharmaceuticals, Inc.	0.4%
Waste Connections, Inc.	0.3%
Realty Income Corp.	0.3%
Piedmont Natural Gas Co.	0.3%
OSI Pharmaceuticals, Inc.	0.3%
ITC Holdings Corp.	0.3%
Comstock Resources, Inc.	0.3%
Westar Energy, Inc.	0.3%
Other*	96.7%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

NVIT Small Cap Index Fund

Common Stocks 97.5%

	Shares	Market Value

Aerospace & Defense 2.0%
AAR Corp.*	10,600	$195,146
Aerovironment, Inc.*	2,800	103,068
American Science & Engineering, Inc.	2,500	184,900
Argon ST, Inc.*	3,700	69,782
Ascent Solar Technologies, Inc.*	2,000	7,520
Axsys Technologies, Inc.*	2,200	120,692
Ceradyne, Inc. (a)*	7,200	146,232
Cubic Corp.	4,000	108,800
Curtiss-Wright Corp. (a)	12,200	407,358
Ducommun, Inc.	2,900	48,430
Dyncorp International, Inc., Class A*	6,300	95,571
Esterline Technologies Corp.*	8,000	303,120
Gencorp, Inc.*	14,500	53,360
HEICO Corp.	5,800	225,214
Herley Industries, Inc.*	4,200	51,576
Hexcel Corp.*	26,200	193,618
Ladish Co., Inc.*	3,900	54,015
LMI Aerospace, Inc.*	2,700	30,699
Moog, Inc., Class A*	11,800	431,526
Orbital Sciences Corp.*	16,000	312,480
Stanley, Inc.*	2,200	79,684
Taser International, Inc.*	17,100	90,288
Teledyne Technologies, Inc.*	9,700	432,135
TransDigm Group, Inc.*	9,100	305,487
Triumph Group, Inc.	4,500	191,070

		4,241,771

Air Freight & Logistics 0.3%
Atlas Air Worldwide Holdings, Inc.*	3,600	68,040
Dynamex, Inc.*	2,500	36,875
Forward Air Corp.	7,900	191,733
HUB Group, Inc., Class A*	10,100	267,953
Pacer International, Inc.	9,500	99,085
Park-Ohio Holdings Corp.*	2,300	14,191

		677,877

Airlines 1.0%
AirTran Holdings, Inc.*	30,300	134,532
Alaska Air Group, Inc.*	9,800	286,650
Allegiant Travel Co.*	3,700	179,709
Hawaiian Holdings, Inc.*	10,800	68,904
JetBlue Airways Corp.*	47,000	333,700
Republic Airways Holdings, Inc.*	9,100	97,097
SkyWest, Inc.	15,900	295,740
UAL Corp.	34,000	374,680
US Airways Group, Inc.*	30,800	238,084

		2,009,096

Auto Components 0.4%
American Axle & Manufacturing Holdings, Inc.	12,200	35,258
Amerigon, Inc.*	6,000	19,560
ArvinMeritor, Inc.	20,100	57,285
Cooper Tire & Rubber Co.	16,100	99,176
Dana Holding Corp.*	27,500	20,350
Dorman Products, Inc.*	2,800	36,960
Drew Industries, Inc.*	5,400	64,800
Exide Technologies*	21,100	111,619
Fuel Systems Solutions, Inc.*	3,300	108,108
Hayes Lemmerz International, Inc.*	28,600	12,870
Lear Corp.*	13,800	19,458
Modine Manufacturing Co.	8,900	43,343
QUANTUM Fuel Systems Technologies Worldwide, Inc.*	21,800	18,530
Raser Technologies, Inc.*	12,300	45,879
Spartan Motors, Inc.	7,350	34,766
Stoneridge, Inc.*	4,000	18,240
Superior Industries International, Inc.	6,300	66,276
Tenneco, Inc.*	13,500	39,825
Visteon Corp.*	37,000	12,950
Wonder Auto Technology, Inc.*	4,800	18,816

		884,069

Automobiles 0.0%
Fleetwood Enterprises, Inc.*	18,200	1,820
Winnebago Industries, Inc.	7,900	47,637

		49,457

Beverages 0.1%
Boston Beer Co., Inc., Class A*	2,300	65,320
Coca-Cola Bottling Co. Consolidated	1,100	50,556
National Beverage Corp.*	2,240	20,160

		136,036

Biotechnology 4.5%
Acadia Pharmaceuticals, Inc.*	8,300	7,470
Acorda Therapeutics, Inc. (a)*	10,000	205,100
Affymax, Inc.*	3,300	32,967
Alexion Pharmaceuticals, Inc.*	21,000	759,990
Alkermes, Inc.*	26,100	277,965
Allos Therapeutics, Inc.*	14,700	89,964
Alnylam Pharmaceuticals, Inc.*	9,700	239,881
Amicus Therapeutics, Inc.*	1,400	11,172
Arena Pharmaceuticals, Inc.*	20,200	84,234
ARIAD Pharmaceuticals, Inc.*	18,900	16,065
Arqule, Inc.*	11,200	47,264

8 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Biotechnology (continued)

Array BioPharma, Inc.*	13,200	$53,460
Celera Corp.*	21,800	242,634
Cell Genesys, Inc.*	23,800	5,236
Celldex Therapeutics, Inc.*	4,100	32,472
Cepheid, Inc.*	15,500	160,890
Cougar Biotechnology, Inc.*	4,100	106,600
Cubist Pharmaceuticals, Inc.*	15,200	367,232
CV Therapeutics, Inc.*	16,600	152,886
Cytokinetics, Inc.*	8,000	22,800
Cytori Therapeutics, Inc.*	5,400	19,494
Dendreon Corp.*	25,400	116,332
Dyax Corp.*	14,700	53,508
Emergent Biosolutions, Inc.*	3,400	88,774
Enzon Pharmaceuticals, Inc.*	11,100	64,713
Facet Biotech Corp.*	6,520	62,527
Genomic Health, Inc.*	3,500	68,180
Geron Corp.*	22,000	102,740
GTx, Inc.*	4,700	79,148
Halozyme Therapeutics, Inc.*	17,200	96,320
Human Genome Sciences, Inc.*	37,000	78,440
Idenix Pharmaceuticals, Inc.*	7,100	41,109
Idera Pharmaceuticals, Inc.*	5,600	43,008
ImmunoGen, Inc.*	13,800	59,202
Immunomedics, Inc.*	16,400	27,880
Incyte Corp., Ltd.*	20,400	77,316
Indevus Pharmaceuticals, Inc.*	19,100	59,974
InterMune, Inc.*	8,600	90,988
Isis Pharmaceuticals, Inc.*	24,600	348,828
Lexicon Pharmaceuticals, Inc.*	21,100	29,540
Ligand Pharmaceuticals, Inc., Class B*	27,500	75,350
MannKind Corp.*	13,900	47,677
Marshall Edwards, Inc.*	3,900	2,730
Martek Biosciences Corp.*	9,000	272,790
Maxygen, Inc.*	6,100	54,412
Medarex, Inc.*	34,900	194,742
Metabolix, Inc.*	5,200	66,144
Molecular Insight Pharmaceuticals, Inc.*	5,700	24,510
Momenta Pharmaceuticals, Inc.*	6,700	77,720
Myriad Genetics, Inc.*	12,000	795,120
Nabi Biopharmaceuticals*	15,900	53,265
Nanosphere, Inc.*	3,200	15,232
Neurocrine Biosciences, Inc.*	10,500	33,600
Novavax, Inc.*	15,700	29,673
NPS Pharmaceuticals, Inc.*	12,900	80,109
Onyx Pharmaceuticals, Inc.*	15,170	518,207
Opko Health, Inc.*	11,500	18,630
Orexigen Therapeutics, Inc.*	6,300	35,154
OSI Pharmaceuticals, Inc.*	15,600	609,180
Osiris Therapeutics, Inc.*	3,700	70,892
PDL BioPharma, Inc.*	32,600	201,468
Pharmasset, Inc.*	4,600	60,306
Progenics Pharmaceuticals, Inc.*	7,300	75,263
Protalix BioTherapeutics, Inc.*	3,060	5,630
Regeneron Pharmaceuticals, Inc.*	16,900	310,284
Repligen Corp.*	9,800	37,044
Rexahn Pharmaceuticals, Inc.*	7,300	6,497
Rigel Pharmaceuticals, Inc.*	10,000	80,000
Sangamo BioSciences, Inc.*	10,000	34,800
Savient Pharmaceuticals, Inc.*	14,700	85,113
Seattle Genetics, Inc.*	16,800	150,192
Synta Pharmaceuticals Corp.*	5,500	33,660
Targacept, Inc.*	4,700	16,732
Theravance, Inc.*	14,600	180,894
United Therapeutics Corp.*	6,000	375,300
XOMA Ltd.*	36,100	22,382
Zymogenetics, Inc.*	10,300	30,900

		9,305,905

Building Products 0.6%
AAON, Inc.	3,750	78,300
American Woodmark Corp.	3,100	56,513
Ameron International Corp.	2,400	151,008
Apogee Enterprises, Inc.	7,900	81,844
Builders FirstSource, Inc.*	4,400	6,732
China Architectural Engineering, Inc.*	5,900	14,514
Gibraltar Industries, Inc.	7,300	87,162
Griffon Corp.*	11,865	110,700
Insteel Industries, Inc.	4,800	54,192
NCI Building Systems, Inc.*	5,400	88,020
Quanex Building Products Corp.	10,500	98,385
Simpson Manufacturing Co., Inc.	10,200	283,152
Trex Co., Inc.*	3,700	60,902
Universal Forest Products, Inc.	4,500	121,095

		1,292,519

Capital Markets 1.8%
Apollo Investment Corp.	38,800	361,228
Ares Capital Corp.	26,573	168,207
BGC Partners, Inc., Class A	7,900	21,804
BlackRock Kelso Capital Corp.	2,881	28,407
Broadpoint Securities Group, Inc.*	5,600	16,632
Calamos Asset Management, Inc., Class A	5,700	42,180
Capital Southwest Corp.	800	86,528
Cohen & Steers, Inc.	4,700	51,653

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Capital Markets (continued)

Diamond Hill Investment Group, Inc.	600	$39,000
Epoch Holding Corp.	2,900	22,011
Evercore Partners, Inc., Class A	2,500	31,225
FBR Capital Markets Corp.*	6,700	32,562
FCStone Group, Inc.*	6,350	28,131
GAMCO Investors, Inc., Class A	2,100	57,372
GFI Group, Inc.	19,300	68,322
Gladstone Capital Corp.	5,700	46,113
Gladstone Investment Corp.	7,200	35,352
Greenhill & Co., Inc.	4,700	327,919
Harris & Harris Group, Inc.*	7,400	29,230
Hercules Technology Growth Capital, Inc.	8,400	66,528
International Assets Holding Corp.*	1,100	9,438
KBW, Inc.*	7,400	170,200
Knight Capital Group, Inc., Class A*	25,000	403,750
Kohlberg Capital Corp.	4,200	15,288
LaBranche & Co., Inc.*	14,500	69,455
Ladenburg Thalmann Financial Services, Inc.*	24,500	17,640
MCG Capital Corp.	19,200	13,632
MVC Capital, Inc.	6,400	70,208
NGP Capital Resources Co.	5,200	43,524
optionsXpress Holdings, Inc.	11,600	154,976
Patriot Capital Funding, Inc.	5,900	21,476
PennantPark Investment Corp.	5,900	21,299
Penson Worldwide, Inc.*	5,100	38,862
Piper Jaffray Cos*	5,000	198,800
Prospect Capital Corp.	7,500	89,775
Pzena Investment Management, Inc., Class A	1,400	5,908
Riskmetrics Group, Inc.*	5,500	81,895
Sanders Morris Harris Group, Inc.	4,500	26,955
Stifel Financial Corp.*	6,850	314,072
SWS Group, Inc.	7,000	132,650
thinkorswim Group, Inc.*	14,700	82,614
Thomas Weisel Partners Group, Inc.*	5,500	25,960
TradeStation Group, Inc.*	8,800	56,760
US Global Investors, Inc., Class A	3,400	16,626
Westwood Holdings Group, Inc.	1,400	39,774

		3,681,941

Chemicals 1.7%
A. Schulman, Inc.	7,700	130,900
American Vanguard Corp.	4,700	54,990
Arch Chemicals, Inc.	6,800	177,276
Balchem Corp.	4,600	114,586
Calgon Carbon Corp.*	14,300	219,648
Ferro Corp.	11,900	83,895
Flotek Industries, Inc.*	6,200	15,624
GenTek, Inc.*	2,100	31,605
H.B. Fuller Co.	13,200	212,652
ICO, Inc.*	8,600	27,176
Innophos Holdings, Inc.	2,900	57,449
Innospec, Inc.	6,600	38,874
Koppers Holdings, Inc.	5,700	123,234
Landec Corp.*	6,200	40,796
LSB Industries, Inc.*	4,700	39,104
Minerals Technologies, Inc.	5,100	208,590
N.L. Industries, Inc.	1,900	25,460
NewMarket Corp.	3,700	129,167
O.M. Group, Inc.*	8,300	175,213
Olin Corp.	20,400	368,832
Penford Corp.	2,500	25,300
PolyOne Corp.*	25,400	80,010
Quaker Chemical Corp.	2,500	41,125
Rockwood Holdings, Inc.*	11,400	123,120
Sensient Technologies Corp.	13,100	312,828
ShengdaTech, Inc.*	7,600	26,752
Solutia, Inc.*	25,800	116,100
Spartech Corp.	8,300	51,958
Stepan Co.	1,700	79,883
W.R. Grace & Co.*	19,700	117,609
Westlake Chemical Corp.	5,200	84,708
Zep, Inc.	5,850	112,964
Zoltek Cos., Inc.*	7,500	67,425

		3,514,853

Commercial Banks 8.1%
1st Source Corp.	3,700	87,431
Amcore Financial, Inc.	5,486	19,859
Ameris Bancorp	3,800	45,030
Ames National Corp.	1,700	45,118
Arrow Financial Corp.	2,800	70,392
Bancfirst Corp.	1,800	95,256
Banco Latinoamericano de Exportaciones SA	7,500	107,700
BancTrust Financial Group, Inc.	5,300	78,228
Bank of the Ozarks, Inc.	3,100	91,884
Banner Corp.	3,500	32,935
Boston Private Financial Holdings, Inc.	14,200	97,128
Bryn Mawr Bank Corp.	1,800	36,180
Camden National Corp.	2,400	64,752
Capital City Bank Group, Inc.	2,900	78,996
Capitol Bancorp Ltd.	4,000	31,200
Cardinal Financial Corp.	7,700	43,813
Cascade Bancorp	6,300	42,525

10 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Commercial Banks (continued)

Cathay General Bancorp	13,500	$320,625
Centerstate Banks of Florida, Inc.	2,400	40,776
Central Pacific Financial Corp.	7,800	78,312
Chemical Financial Corp.	6,500	181,220
Citizens & Northern Corp.	2,700	53,325
Citizens Republic Bancorp, Inc.	31,800	94,764
City Bank	3,700	19,240
City Holding Co.	4,400	153,032
CoBiz Financial, Inc.	4,700	45,778
Colonial BancGroup, Inc. (The)	55,100	114,057
Columbia Banking System, Inc.	4,900	58,457
Community Bank System, Inc.	8,400	204,876
Community Trust Bancorp, Inc.	4,200	154,350
CVB Financial Corp.	18,100	215,390
East West Bancorp, Inc.	17,300	276,281
Enterprise Financial Services Corp.	2,600	39,624
Farmers Capital Bank Corp.	1,900	46,398
Financial Institutions, Inc.	3,000	43,050
First Bancorp North Carolina	3,500	64,225
First Bancorp Puerto Rico	19,400	216,116
First Bancorp, Inc.	2,200	43,758
First Busey Corp.	6,900	125,856
First Commonwealth Financial Corp.	22,300	276,074
First Community Bancshares, Inc.	2,400	83,688
First Financial Bancorp	10,900	135,051
First Financial Bankshares, Inc.	5,700	314,697
First Financial Corp.	3,200	131,168
First Merchants Corp.	5,000	111,050
First Midwest Bancorp, Inc.	13,300	265,601
First South Bancorp, Inc.	1,700	21,352
FirstMerit Corp.	22,100	455,039
FNB Corp.	23,470	309,804
Frontier Financial Corp.	12,800	55,808
Glacier Bancorp, Inc.	16,100	306,222
Green Bankshares, Inc.	3,431	46,462
Guaranty Bancorp*	13,100	26,200
Hancock Holding Co.	7,000	318,220
Hanmi Financial Corp.	10,200	21,012
Harleysville National Corp.	11,800	170,392
Heartland Financial USA, Inc.	3,200	65,888
Heritage Commerce Corp.	3,300	37,092
Home Bancshares, Inc.	3,224	86,887
IBERIABANK Corp.	4,100	196,800
Independent Bank Corp.	4,400	115,104
Integra Bank Corp.	5,800	7,946
International Bancshares Corp.	13,950	304,529
Investors Bancorp, Inc.*	12,443	167,109
Lakeland Bancorp, Inc.	4,795	53,992
Lakeland Financial Corp.	3,400	80,988
MainSource Financial Group, Inc.	5,000	77,500
MB Financial, Inc.	9,800	273,910
Midwest Banc Holdings, Inc.	6,300	8,820
Nara Bancorp, Inc.	6,200	60,946
National Penn Bancshares, Inc.	21,700	314,867
NBT Bancorp, Inc.	8,500	237,660
Northfield Bancorp, Inc.	4,600	51,750
Old National Bancorp	18,100	328,696
Old Second Bancorp, Inc.	3,779	43,836
Oriental Financial Group, Inc.	6,600	39,930
Pacific Capital Bancorp	12,599	212,671
Pacific Continental Corp.	3,400	50,898
PacWest Bancorp	6,700	180,230
Park National Corp.	3,100	222,425
Peapack-Gladstone Financial Corp.	2,200	58,608
Pennsylvania Commerce Bancorp, Inc.*	1,700	45,322
Peoples Bancorp, Inc.	2,500	47,825
Pinnacle Financial Partners, Inc.*	6,400	190,784
PremierWest Bancorp	6,100	40,809
PrivateBancorp, Inc.	5,600	181,776
Prosperity Bancshares, Inc.	10,700	316,613
Provident Bankshares Corp.	9,100	87,906
Renasant Corp.	5,800	98,774
Republic Bancorp, Inc., Class A	2,200	59,840
S&T Bancorp, Inc.	6,500	230,750
S.Y. Bancorp, Inc.	3,928	108,020
Sandy Spring Bancorp, Inc.	4,500	98,235
Santander BanCorp	700	8,743
SCBT Financial Corp.	2,800	96,600
Seacoast Banking Corp. of Florida	4,500	29,700
Shore Bancshares, Inc.	2,600	62,374
Sierra Bancorp	2,100	44,100
Signature Bank*	9,200	263,948
Simmons First National Corp., Class A	3,900	114,933
Smithtown Bancorp, Inc.	3,100	49,693
South Financial Group, Inc. (The)	20,600	88,992
Southside Bancshares, Inc.	3,342	78,537
Southwest Bancorp, Inc.	4,100	53,136
State Bancorp, Inc.	4,500	43,830
StellarOne Corp.	6,600	111,540
Sterling Bancorp	4,900	68,747
Sterling Bancshares, Inc.	20,000	121,600
Sterling Financial Corp.	13,500	118,800
Suffolk Bancorp	2,800	100,604

2008 Annual Report 11

Statement of Investments (Continued)
December 31, 2008

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Commercial Banks (continued)

Sun Bancorp, Inc.*	3,455	$25,878
Susquehanna Bancshares, Inc.	23,487	373,678
SVB Financial Group*	8,100	212,463
Texas Capital Bancshares, Inc.*	7,000	93,520
Tompkins Financial Corp.	1,700	98,515
TowneBank	5,700	141,303
Trico Bancshares	3,500	87,395
Trustmark Corp.	13,500	291,465
UCBH Holdings, Inc.	29,300	201,584
UMB Financial Corp.	8,500	417,690
Umpqua Holdings Corp.	16,400	237,308
Union Bankshares Corp.	3,400	84,320
United Bankshares, Inc.	10,300	342,166
United Community Banks, Inc.	11,196	152,037
United Security Bancshares	2,424	28,070
Univest Corp. of Pennsylvania	3,300	106,062
W Holding Co, Inc.	632	6,510
Washington Trust Bancorp, Inc.	3,300	65,175
WesBanco, Inc.	7,600	206,796
West Bancorp, Inc.	5,300	64,925
West Coast Bancorp	4,300	28,337
Westamerica Bancorp	7,700	393,855
Western Alliance Bancorp*	5,200	52,468
Wilshire Bancorp, Inc.	5,000	45,400
Wintrust Financial Corp.	6,100	125,477
Yadkin Valley Financial Corp.	3,600	51,300

		16,881,087

Commercial Services & Supplies 2.8%
ABM Industries, Inc.	11,900	226,695
ACCO Brands Corp.*	14,200	48,990
American Ecology Corp.	4,400	89,012
American Reprographics Co.*	10,100	69,690
AMREP Corp.*	300	9,384
ATC Technology Corp.*	6,000	87,780
Bowne & Co., Inc.	7,600	44,688
Casella Waste Systems, Inc., Class A*	6,400	26,112
Cenveo, Inc.*	14,300	63,635
Clean Harbors, Inc.*	5,400	342,576
Comfort Systems U.S.A., Inc.	11,000	116,600
Consolidated Graphics, Inc.*	2,400	54,336
Cornell Cos., Inc.*	3,000	55,770
Courier Corp.	2,800	50,120
Deluxe Corp. (a)	14,100	210,936
EnergySolutions, Inc.	9,100	51,415
EnerNOC, Inc.*	3,000	22,320
Ennis, Inc.	6,800	82,348
Fuel Tech, Inc.*	5,000	52,950
G & K Services, Inc., Class A	5,600	113,232
Geo Group, Inc. (The)*	13,900	250,617
GeoEye, Inc.*	4,600	88,458
Healthcare Services Group	11,750	187,177
Herman Miller, Inc.	15,300	199,359
HNI Corp.	12,100	191,664
ICT Group, Inc.*	1,600	7,328
Innerworkings, Inc.*	9,400	61,570
Interface, Inc., Class A	15,100	70,064
Kimball International, Inc., Class B	9,400	80,934
Knoll, Inc.	13,200	119,064
M & F Worldwide Corp.*	3,400	52,530
McGrath Rentcorp	6,700	143,112
Metalico, Inc.*	6,600	10,230
Mine Safety Appliances Co.	8,500	203,235
Mobile Mini, Inc.*	9,500	136,990
Multi-Color Corp.	2,500	39,550
PRG-Schultz International, Inc.*	4,100	16,728
Protection One, Inc.*	900	4,302
Rollins, Inc.	11,750	212,440
Schawk, Inc.	4,100	46,986
Standard Parking Corp.*	2,500	48,350
Standard Register Co. (The)	4,700	41,971
SYKES Enterprises, Inc.*	9,000	172,080
Team, Inc.*	5,000	138,500
TETRA Tech, Inc.*	16,100	388,815
United Stationers, Inc.*	6,200	207,638
Viad Corp.	5,600	138,544
Waste Connections, Inc.*	21,400	675,598
Waste Services, Inc.*	5,500	36,190

		5,788,613

Communications Equipment 2.5%
3Com Corp.*	110,000	250,800
Acme Packet, Inc.*	7,300	38,398
ADTRAN, Inc.	14,700	218,736
Airvana, Inc.*	6,200	37,944
Anaren, Inc.*	4,000	47,800
Arris Group, Inc.*	33,520	266,484
Aruba Networks, Inc.*	15,700	40,035
Avanex Corp.*	3,226	3,387
Avocent Corp.*	12,200	218,502
Bel Fuse, Inc., Class B	2,900	61,480
BigBand Networks, Inc.*	9,000	49,680
Black Box Corp.	4,800	125,376
Blue Coat Systems, Inc.*	9,000	75,600
Bookham, Inc.*	27,400	12,330
Cogo Group, Inc.*	7,000	34,020
Comtech Telecommunications Corp.*	6,400	293,248
DG FastChannel, Inc.*	4,500	56,160
Digi International, Inc.*	6,400	51,904
EMS Technologies, Inc.*	4,300	111,241
Emulex Corp.*	23,000	160,540

12 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Communications Equipment (continued)

Extreme Networks, Inc.*	24,000	$56,160
Finisar Corp.*	107,621	40,896
Globecomm Systems, Inc.*	5,500	30,195
Harmonic, Inc.*	25,700	144,177
Harris Stratex Networks, Inc., Class A*	6,300	32,508
Hughes Communications, Inc.*	1,800	28,692
Infinera Corp.*	25,900	232,064
InterDigital, Inc.*	12,100	332,750
Ixia*	10,900	63,002
Loral Space & Communications, Inc.*	2,800	40,684
MRV Communications, Inc.*	42,200	32,494
Netgear, Inc.*	9,700	110,677
Neutral Tandem, Inc.*	4,500	72,990
Nextwave Wireless, Inc.*	14,800	1,332
Oplink Communications, Inc.*	5,900	50,740
Opnext, Inc.*	3,800	6,650
Orbcomm, Inc.*	7,300	15,768
ParkerVision, Inc.*	7,000	17,290
PC-Tel, Inc.	5,200	34,164
Plantronics, Inc.	13,400	176,880
Polycom, Inc.*	23,600	318,836
Powerwave Technologies, Inc.*	35,900	17,950
Riverbed Technology, Inc.*	14,900	169,711
Seachange International, Inc.*	8,300	59,843
ShoreTel, Inc.*	13,000	58,370
Sonus Networks, Inc.*	58,600	92,588
Starent Networks Corp.*	8,200	97,826
Sycamore Networks, Inc.*	53,100	142,839
Symmetricom, Inc.*	13,000	51,350
Tekelec*	17,800	237,452
UTStarcom, Inc.*	32,200	59,570
ViaSat, Inc.*	7,200	173,376

		5,153,489

Computers & Peripherals 0.8%
3PAR, Inc.*	8,200	62,566
Adaptec, Inc.*	33,000	108,900
Avid Technology, Inc.*	8,200	89,462
Compellent Technologies, Inc.*	4,400	42,812
Cray, Inc.*	9,300	19,344
Data Domain, Inc.*	9,000	169,200
Electronics for Imaging, Inc.*	14,500	138,620
Hutchinson Technology, Inc.*	6,400	22,272
Hypercom Corp.*	15,100	16,308
Imation Corp.*	7,700	104,489
Immersion Corp.*	8,100	47,709
Intermec, Inc.*	16,800	223,104
Intevac, Inc.*	5,900	29,913
Isilon Systems, Inc.*	8,100	26,649
Netezza Corp.*	10,800	71,712
Novatel Wireless, Inc.*	7,200	33,408
Palm, Inc.*	29,300	89,951
Presstek, Inc.*	8,700	27,927
Quantum Corp.*	52,100	18,756
Rackable Systems, Inc.*	8,100	31,914
Rimage Corp.*	2,700	36,207
STEC, Inc.*	8,400	35,784
Stratasys, Inc.*	5,600	60,200
Super Micro Computer, Inc.*	6,000	37,980
Synaptics, Inc.*	9,000	149,040

		1,694,227

Construction & Engineering 1.0%
Dycom Industries, Inc.*	11,300	92,886
EMCOR Group, Inc.*	18,500	414,955
Furmanite Corp.*	9,900	53,361
Granite Construction, Inc.	8,800	386,584
Great Lakes Dredge & Dock Corp.	10,700	44,405
Insituform Technologies, Inc., Class A*	7,900	155,551
Integrated Electrical Services, Inc.*	2,500	21,900
Layne Christensen Co.*	5,200	124,852
MasTec, Inc.*	11,300	130,854
Michael Baker Corp.*	2,000	73,820
Northwest Pipe Co.*	2,500	106,525
Orion Marine Group, Inc.*	6,500	62,790
Perini Corp.*	13,400	313,292
Pike Electric Corp.*	4,100	50,430
Sterling Construction Co., Inc.*	3,100	57,474

		2,089,679

Construction Materials 0.2%
Headwaters, Inc.*	11,500	77,625
Texas Industries, Inc.	6,360	219,420
U.S. Concrete, Inc.*	10,500	35,280
United States Lime & Minerals, Inc.*	400	9,580

		341,905

Consumer Finance 0.4%
Advance America Cash Advance Centers, Inc.	12,500	23,625
Advanta Corp., Class B	10,350	21,632
Cardtronics, Inc.*	2,300	2,967
Cash America International, Inc.	8,000	218,800
CompuCredit Corp.*	5,600	30,968
Credit Acceptance Corp.*	1,300	17,810
Dollar Financial Corp.*	6,600	67,980

2008 Annual Report 13

Statement of Investments (Continued)
December 31, 2008

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Consumer Finance (continued)

EZCORP, Inc., Class A*	10,500	$159,705
First Cash Financial Services, Inc.*	5,700	108,642
First Marblehead Corp. (The)*	21,100	27,219
Nelnet, Inc., Class A	4,300	61,619
World Acceptance Corp.*	4,400	86,944

		827,911

Containers & Packaging 0.4%
AEP Industries, Inc.*	1,500	26,370
Boise, Inc.*	10,100	4,343
Bway Holding Co.*	1,800	14,328
Graphic Packaging Holding Co.*	39,600	45,144
Myers Industries, Inc.	8,000	64,000
Rock-Tenn Co., Class A	10,400	355,472
Silgan Holdings, Inc.	6,900	329,889

		839,546

Distributors 0.0%
Audiovox Corp., Class A*	3,900	19,539
Core-Mark Holding Co., Inc.*	2,700	58,104

		77,643

Diversified Consumer Services 1.0%
American Public Education, Inc.*	3,000	111,570
Capella Education Co.*	3,800	223,288
Coinstar, Inc.*	7,600	148,276
Corinthian Colleges, Inc.*	23,300	381,421
Grand Canyon Education, Inc.*	2,300	43,194
Jackson Hewitt Tax Service, Inc.*	7,800	122,382
K12, Inc.*	1,500	28,125
Learning Tree International, Inc.*	2,800	23,856
Lincoln Educational Services Corp.*	700	9,275
Matthews International Corp., Class A	8,500	311,780
Pre-Paid Legal Services, Inc.*	2,300	85,767
Princeton Review, Inc.*	4,500	22,185
Regis Corp.	11,700	170,001
Sotheby’s	18,400	163,576
Steiner Leisure Ltd.*	4,400	129,888
Stewart Enterprises, Inc., Class A	22,800	68,628
Universal Technical Institute, Inc.*	5,500	94,435

		2,137,647

Diversified Financial Services 0.6%
Ampal American Israel, Class A*	3,800	2,204
Asset Acceptance Capital Corp.*	4,200	21,462
Compass Diversified Holdings	7,100	79,875
Encore Capital Group, Inc.*	3,900	28,080
Fifth Street Finance Corp.	2,000	15,100
Financial Federal Corp.	7,000	162,890
Interactive Brokers Group, Inc., Class A*	11,100	198,579
Life Partners Holdings, Inc.	1,600	69,824
MarketAxess Holdings, Inc.*	8,300	67,728
Medallion Financial Corp.	4,100	31,283
NewStar Financial, Inc.*	5,600	22,344
PHH Corp.*	15,400	196,042
Pico Holdings, Inc.*	4,600	122,268
Portfolio Recovery Associates, Inc.*	4,100	138,744
Primus Guaranty Ltd.*	7,700	8,778
Resource America, Inc., Class A	3,600	14,400

		1,179,601

Diversified Telecommunication Services 0.9%
Alaska Communications Systems, Inc.	11,800	110,684
Atlantic Tele-Network, Inc.	2,400	63,720
Cbeyond, Inc.*	6,500	103,870
Cincinnati Bell, Inc.*	66,100	127,573
Cogent Communications Group, Inc.*	13,100	85,543
Consolidated Communications Holdings, Inc.	6,354	75,486
FairPoint Communications, Inc.	24,326	79,789
General Communication, Inc., Class A*	13,100	105,979
Global Crossing Ltd.*	7,600	60,344
Globalstar, Inc.*	13,600	2,720
Hungarian Telephone & Cable Corp.*	900	7,740
iBasis, Inc.*	6,800	9,588
IDT Corp., Class B*	12,900	5,160
Iowa Telecommunications Services, Inc.	8,700	124,236
NTELOS Holdings Corp.	8,200	202,212
PAETEC Holding Corp.*	34,500	49,680
Premiere Global Services, Inc.*	17,300	148,953
Shenandoah Telecommunications Co.	6,200	173,910
tw telecom, Inc.*	40,200	340,494
Vonage Holdings Corp.*	14,500	9,570

		1,887,251

14 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Electric Utilities 1.7%
Allete, Inc. (a)	6,900	$222,663
Central Vermont Public Service Corp.	2,700	64,422
Cleco Corp.	16,400	374,412
El Paso Electric Co.*	12,700	229,743
Empire District Electric Co. (The)	9,300	163,680
IDACORP, Inc.	11,900	350,455
ITC Holdings Corp.	13,500	589,680
MGE Energy, Inc.	6,200	204,600
Portland General Electric Co.	17,100	332,937
UIL Holdings Corp.	6,900	207,207
UniSource Energy Corp.	9,400	275,984
Westar Energy, Inc.	27,900	572,229

		3,588,012

Electrical Equipment 2.0%
A.O. Smith Corp.	5,400	159,408
Acuity Brands, Inc.	10,800	377,028
Advanced Battery Technologies, Inc.*	12,000	31,920
Akeena Solar, Inc.*	5,700	9,804
American Superconductor Corp.*	11,500	187,565
AZZ, Inc.*	3,200	80,320
Baldor Electric Co.	12,600	224,910
Beacon Power Corp.*	24,100	12,773
Belden, Inc.	12,300	256,824
Brady Corp., Class A	13,713	328,426
Capstone Turbine Corp.*	41,600	34,944
China BAK Battery, Inc.*	8,900	14,418
Coleman Cable, Inc.*	2,200	9,966
Encore Wire Corp.	5,000	94,800
Ener1, Inc.*	10,100	72,215
Energy Conversion Devices, Inc.*	12,300	310,083
EnerSys*	7,500	82,500
Evergreen Solar, Inc.*	39,200	125,048
Franklin Electric Co., Inc.	6,200	174,282
FuelCell Energy, Inc.*	18,700	72,556
Fushi Copperweld, Inc.*	3,900	20,553
GrafTech International Ltd.*	32,600	271,232
GT Solar International, Inc.*	7,200	20,808
Harbin Electric, Inc.*	1,600	12,784
II-VI, Inc.*	6,700	127,903
LaBarge, Inc.*	3,200	45,920
LSI Industries, Inc.	5,100	35,037
Medis Technologies Ltd.*	6,800	3,060
Microvision, Inc.*	17,700	29,736
Orion Energy Systems, Inc.*	2,500	13,525
Plug Power, Inc.*	24,800	25,296
Polypore International, Inc.*	4,000	30,240
Powell Industries, Inc.*	2,200	63,844
Power-One, Inc.*	21,100	25,109
PowerSecure International, Inc.*	5,500	18,095
Preformed Line Products Co.	800	36,832
Regal-Beloit Corp.	8,800	334,312
Ultralife Corp.*	4,000	53,640
Valence Technology, Inc.*	13,400	24,388
Vicor Corp.	4,200	27,762
Woodward Governor Co.	16,000	368,320

		4,248,186

Electronic Equipment & Instruments 1.8%
Agilysys, Inc.	6,700	28,743
Anixter International, Inc.*	8,200	246,984
Benchmark Electronics, Inc.*	18,900	241,353
Brightpoint, Inc.*	14,100	61,335
Checkpoint Systems, Inc.*	10,800	106,272
China Security & Surveillance Technology, Inc.*	7,400	32,782
Cogent, Inc.*	11,600	157,412
Cognex Corp.	11,200	165,760
Coherent, Inc.*	6,600	141,636
Comverge, Inc.*	6,000	29,400
CPI International, Inc.*	2,000	17,320
CTS Corp.	9,500	52,345
Daktronics, Inc.	9,000	84,240
DTS, Inc.*	4,900	89,915
Echelon Corp.*	8,400	68,460
Electro Rent Corp.	6,100	68,076
Electro Scientific Industries, Inc.*	7,700	52,283
Elixir Gaming Technologies, Inc.*	22,600	2,938
FARO Technologies, Inc.*	4,500	75,870
Gerber Scientific, Inc.*	6,400	32,704
ICx Technologies, Inc.*	3,400	26,894
Insight Enterprises, Inc.*	13,300	91,770
IPG Photonics Corp.*	5,300	69,854
Kemet Corp.*	23,800	6,426
L-1 Identity Solutions, Inc.*	18,700	126,038
Littelfuse, Inc.*	5,900	97,940
Maxwell Technologies, Inc.*	5,000	25,350
Measurement Specialties, Inc.*	3,900	27,105
Mercury Computer Systems, Inc.*	6,200	39,122
Methode Electronics, Inc.	10,700	72,118
MTS Systems Corp.	4,800	127,872
Multi-Fineline Electronix, Inc.*	2,400	28,056
Newport Corp.*	9,800	66,444
OSI Systems, Inc.*	4,200	58,170
Park Electrochemical Corp.	5,800	109,968
PC Connection, Inc.*	1,700	8,704
PC Mall, Inc.*	3,500	14,035

2008 Annual Report 15

Statement of Investments (Continued)
December 31, 2008

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Electronic Equipment & Instruments (continued)

Plexus Corp.*	10,900	$184,755
RadiSys Corp.*	6,100	33,733
Rofin-Sinar Technologies, Inc.*	8,100	166,698
Rogers Corp.*	5,100	141,627
Sanmina-SCI Corp.*	151,000	70,970
ScanSource, Inc.*	7,200	138,744
Smart Modular Technologies, Inc.*	12,400	19,096
SYNNEX Corp.*	4,800	54,384
Technitrol, Inc.	10,800	37,584
TTM Technologies, Inc.*	11,700	60,957
Universal Display Corp.*	7,400	69,930
Zygo Corp.*	4,300	29,713

		3,759,885

Energy Equipment & Services 1.1%
Allis-Chalmers Energy, Inc.*	7,700	42,350
Basic Energy Services, Inc.*	11,300	147,352
Bolt Technology Corp.*	2,400	16,704
Bristow Group, Inc.*	6,500	174,135
Bronco Drilling Co., Inc.*	7,200	46,512
Cal Dive International, Inc.*	12,062	78,524
CARBO Ceramics, Inc.	5,300	188,309
Complete Production Services, Inc.*	13,100	106,765
Dawson Geophysical Co.*	2,100	37,401
Dril-Quip, Inc.*	8,400	172,284
ENGlobal Corp.*	7,400	24,050
Geokinetics, Inc.*	1,600	3,952
Gulf Island Fabrication, Inc.	3,300	47,553
Gulfmark Offshore, Inc.*	6,000	142,740
Hornbeck Offshore Services, Inc.*	6,300	102,942
ION Geophysical Corp.*	23,100	79,233
Lufkin Industries, Inc.	4,000	138,000
Matrix Service Co.*	7,400	56,758
Mitcham Industries, Inc.*	2,700	10,719
NATCO Group, Inc., Class A*	5,500	83,490
Natural Gas Services Group, Inc.*	3,300	33,429
Newpark Resources, Inc.*	25,400	93,980
OYO Geospace Corp.*	1,100	19,217
Parker Drilling Co.*	30,800	89,320
PHI Inc., Non-Voting*	3,900	54,639
Pioneer Drilling Co.*	13,600	75,752
Precision Drilling Trust	969	8,130
RPC, Inc.	7,900	77,104
SulphCo, Inc.*	11,600	10,904
Superior Well Services, Inc.*	4,500	45,000
T-3 Energy Services, Inc.*	3,400	32,096
Trico Marine Services, Inc.*	3,100	13,857
Union Drilling, Inc.*	3,800	19,722
Willbros Group, Inc.*	10,600	89,782

		2,362,705

Food & Staples Retailing 1.0%
Andersons, Inc. (The)	4,900	80,752
Arden Group, Inc., Class A	300	37,800
Casey’s General Stores, Inc.	13,800	314,226
Great Atlantic & Pacific Tea Co.*	9,640	60,443
Ingles Markets, Inc., Class A	3,600	63,324
Nash Finch Co.	3,300	148,137
Pantry, Inc. (The)*	5,700	122,265
PriceSmart, Inc.	3,600	74,376
Ruddick Corp.	11,500	317,975
Spartan Stores, Inc.	6,000	139,500
Susser Holdings Corp.*	2,500	33,225
United Natural Foods, Inc.*	11,700	208,494
Village Super Market, Inc., Class A	900	51,651
Weis Markets, Inc.	3,100	104,253
Winn-Dixie Stores, Inc.*	14,800	238,280

		1,994,701

Food Products 2.0%
AgFeed Industries, Inc.*	6,000	9,660
Alico, Inc.	1,000	40,990
American Dairy, Inc.*	2,000	30,080
B&G Foods, Inc., Class A	6,400	34,560
Cal-Maine Foods, Inc.	3,400	97,580
Calavo Growers, Inc.	3,300	37,950
Chiquita Brands International, Inc.*	11,800	174,404
Darling International, Inc.*	22,300	122,427
Diamond Foods, Inc.	4,100	82,615
Farmer Bros Co.	1,500	37,410
Flowers Foods, Inc.	20,650	503,034
Fresh Del Monte Produce, Inc.*	11,500	257,830
Green Mountain Coffee Roasters, Inc.*	4,700	181,890
Griffin Land & Nurseries, Inc.	800	29,488
Hain Celestial Group, Inc.*	11,100	211,899
HQ Sustainable Maritime Industries, Inc.*	2,200	17,226
Imperial Sugar Co.	3,300	47,322
J&J Snack Foods Corp.	3,900	139,932
Lancaster Colony Corp.	5,500	188,650
Lance, Inc.	7,400	169,756
Lifeway Foods, Inc.*	1,100	9,878
Omega Protein Corp.*	5,000	20,050
Ralcorp Holdings, Inc.*	15,100	881,840
Reddy Ice Holdings, Inc.	4,900	7,056
Sanderson Farms, Inc.	5,300	183,168

16 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Food Products (continued)

Smart Balance, Inc.*	17,100	$116,280
Synutra International, Inc.*	2,800	30,856
Tootsie Roll Industries, Inc.	6,461	165,466
TreeHouse Foods, Inc.*	8,500	231,540
Zhongpin, Inc.*	5,600	67,200

		4,128,037

Health Care Equipment & Supplies 3.8%
Abaxis, Inc.*	5,900	94,577
ABIOMED, Inc.*	8,900	146,138
Accuray, Inc.*	9,900	51,084
Align Technology, Inc.*	17,500	153,125
Alphatec Holdings, Inc.*	6,300	14,805
American Medical Systems Holdings, Inc.*	19,900	178,901
Analogic Corp.	3,700	100,936
AngioDynamics, Inc.*	7,000	95,830
ArthroCare Corp.*	7,300	34,821
Atrion Corp.	400	38,840
Cantel Medical Corp.*	3,000	44,010
Cardiac Science Corp.*	5,100	38,250
Conceptus, Inc.*	8,200	124,804
CONMED Corp.*	7,800	186,732
CryoLife, Inc.*	7,600	73,796
Cyberonics, Inc.*	6,400	106,048
Cynosure, Inc., Class A*	1,900	17,347
Datascope Corp.	3,700	193,288
DexCom, Inc.*	7,000	19,320
ev3, Inc.*	19,580	119,438
Exactech, Inc.*	2,100	35,364
Greatbatch, Inc.*	6,100	161,406
Haemonetics Corp.*	6,800	384,200
Hansen Medical, Inc.*	4,700	33,934
I-Flow Corp.*	5,100	24,480
ICU Medical, Inc.*	3,000	99,420
Immucor, Inc.*	19,100	507,678
Insulet Corp.*	4,200	32,424
Integra LifeSciences Holdings Corp.*	4,900	174,293
Invacare Corp.	8,800	136,576
IRIS International, Inc.*	5,400	75,276
Kensey Nash Corp.*	1,600	31,056
Masimo Corp.*	12,600	375,858
Medical Action Industries, Inc.*	3,200	32,000
Mentor Corp.	9,000	278,370
Meridian Bioscience, Inc.	10,950	278,896
Merit Medical Systems, Inc.*	7,300	130,889
Micrus Endovascular Corp.*	4,200	48,762
Natus Medical, Inc.*	7,500	97,125
Neogen Corp.*	3,900	97,422
NuVasive, Inc.*	9,700	336,105
NxStage Medical, Inc.*	5,800	15,486
OraSure Technologies, Inc.*	13,300	48,944
Orthofix International NV*	4,200	64,386
Orthovita, Inc.*	17,200	58,308
Palomar Medical Technologies, Inc.*	5,000	57,650
Quidel Corp.*	7,700	100,639
RTI Biologics, Inc.*	15,700	43,332
Sirona Dental Systems, Inc.*	4,800	50,400
Somanetics Corp.*	3,300	54,483
SonoSite, Inc.*	4,600	87,768
Spectranetics Corp.*	8,600	22,446
Stereotaxis, Inc.*	7,400	32,560
STERIS Corp.	16,000	382,240
SurModics, Inc.*	4,200	106,134
Symmetry Medical, Inc.*	9,700	77,309
Synovis Life Technologies, Inc.*	3,400	63,716
Thoratec Corp.*	14,900	484,101
TomoTherapy, Inc.*	10,800	25,704
TranS1, Inc.*	3,800	27,398
Vision-Sciences, Inc.*	4,000	6,120
VNUS Medical Technologies, Inc.*	3,600	58,392
Volcano Corp.*	12,900	193,500
West Pharmaceutical Services, Inc.	8,800	332,376
Wright Medical Group, Inc.*	9,800	200,214
Zoll Medical Corp.*	5,700	107,673

		7,904,903

Health Care Providers & Services 3.4%
Air Methods Corp.*	2,900	46,371
Alliance Imaging, Inc.*	7,000	55,790
Almost Family, Inc.*	1,600	71,968
Amedisys, Inc.*	7,100	293,514
AMERIGROUP Corp.*	14,600	430,992
AMN Healthcare Services, Inc.*	9,200	77,832
Amsurg Corp.*	8,600	200,724
Assisted Living Concepts, Inc., Class A*	15,500	64,325
athenahealth, Inc.*	5,600	210,672
Bio-Reference Labs, Inc.*	3,100	81,313
BMP Sunstone Corp.*	6,500	36,205
Capital Senior Living Corp.*	5,300	15,794
CardioNet, Inc.*	1,200	29,580
Catalyst Health Solutions, Inc.*	9,000	219,150
Centene Corp.*	11,900	234,549
Chemed Corp.	6,200	246,574
Chindex International, Inc.*	3,000	23,850
CorVel Corp.*	2,200	48,356
Cross Country Healthcare, Inc.*	8,900	78,231

2008 Annual Report 17

Statement of Investments (Continued)
December 31, 2008

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Health Care Providers & Services (continued)

Emergency Medical Services Corp., Class A*	2,400	$87,864
Emeritus Corp.*	5,400	54,162
Ensign Group, Inc. (The)	2,700	45,198
Five Star Quality Care, Inc.*	9,900	15,147
Genoptix, Inc.*	2,300	78,384
Gentiva Health Services, Inc.*	6,900	201,894
Hanger Orthopedic Group, Inc.*	7,900	114,629
HealthSouth Corp.*	24,000	263,040
HealthSpring, Inc.*	13,500	269,595
Healthways, Inc.*	9,600	110,208
HMS Holdings Corp.*	6,600	208,032
inVentiv Health, Inc.*	9,000	103,860
IPC The Hospitalist Co., Inc.*	1,300	21,879
Kindred Healthcare, Inc.*	7,600	98,952
Landauer, Inc.	2,400	175,920
LHC Group, Inc.*	3,900	140,400
Magellan Health Services, Inc.*	10,800	422,928
MedCath Corp.*	4,300	44,892
Molina Healthcare, Inc.*	4,000	70,440
MWI Veterinary Supply, Inc.*	2,800	75,488
National HealthCare Corp.	2,300	116,472
National Research Corp.	400	11,584
NightHawk Radiology Holdings, Inc.*	6,000	29,160
Odyssey HealthCare, Inc.*	8,900	82,325
Owens & Minor, Inc.	11,200	421,680
PharMerica Corp.*	8,332	130,562
Providence Service Corp. (The)*	3,300	4,785
PSS World Medical, Inc.*	16,900	318,058
Psychiatric Solutions, Inc.*	15,100	420,535
RadNet, Inc.*	6,800	22,780
RehabCare Group, Inc.*	4,900	74,284
Res-Care, Inc.*	6,800	102,136
Skilled Healthcare Group, Inc., Class A*	4,800	40,512
Sun Healthcare Group, Inc.*	11,700	103,545
Sunrise Senior Living, Inc.*	8,300	13,944
Triple-S Management Corp., Class B*	4,100	47,150
U.S. Physical Therapy, Inc.*	3,200	42,656
Universal American Corp.*	11,300	99,666
Virtual Radiologic Corp.*	1,200	10,176

		7,160,712

Health Care Technology 0.5%
Allscripts-Misys Healthcare Solutions, Inc.	38,900	385,888
Computer Programs & Systems, Inc.	2,200	58,960
Eclipsys Corp.*	14,800	210,012
MedAssets, Inc.*	4,500	65,700
Omnicell, Inc.*	8,500	103,785
Phase Forward, Inc.*	11,700	146,484
Vital Images, Inc.*	4,300	59,813

		1,030,642

Hotels, Restaurants & Leisure 2.3%
AFC Enterprises, Inc.*	6,900	32,361
Ambassadors Group, Inc.	5,800	53,360
Ameristar Casinos, Inc.	6,700	57,888
Bally Technologies, Inc.*	14,900	358,047
BJ’s Restaurants, Inc.*	4,800	51,696
Bluegreen Corp.*	3,600	11,268
Bob Evans Farms, Inc.	8,500	173,655
Buffalo Wild Wings, Inc.*	4,600	117,990
California Pizza Kitchen, Inc.*	5,100	54,672
CEC Entertainment, Inc.*	5,300	128,525
Cheesecake Factory (The)*	15,500	156,550
Churchill Downs, Inc.	2,500	101,050
CKE Restaurants, Inc.	14,300	124,124
Cracker Barrel Old Country Store, Inc.	5,700	117,363
Denny’s Corp.*	26,900	53,531
DineEquity, Inc.	4,300	49,708
Domino’s Pizza, Inc.*	10,700	50,397
Dover Downs Gaming & Entertainment, Inc.	3,900	12,402
Dover Motorsports, Inc.	5,400	7,020
Einstein Noah Restaurant Group, Inc.*	1,000	5,750
Gaylord Entertainment Co.*	11,200	121,408
Great Wolf Resorts, Inc.*	7,600	11,704
Isle of Capri Casinos, Inc.*	4,300	13,760
Jack in the Box, Inc.*	16,040	354,324
Krispy Kreme Doughnuts, Inc.*	17,500	29,400
Landry’s Restaurants, Inc.	3,600	41,760
Life Time Fitness, Inc.*	9,500	123,025
Lodgian, Inc.*	4,300	9,159
Luby’s, Inc.*	6,800	28,492
Marcus Corp.	5,300	86,019
Monarch Casino & Resort, Inc.*	2,900	33,785
Morgans Hotel Group Co.*	6,900	32,154
O’Charleys, Inc.	5,500	11,000
P.F. Chang’s China Bistro, Inc.*	6,200	129,828
Papa John’s International, Inc.*	6,000	110,580
Peet’s Coffee & Tea, Inc.*	3,800	88,350
Pinnacle Entertainment, Inc.*	17,000	130,560
Red Robin Gourmet Burgers, Inc.*	3,800	63,954
Rick’s Cabaret International, Inc.*	1,800	7,182

18 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Hotels, Restaurants & Leisure (continued)

Riviera Holdings Corp.*	2,400	$7,200
Ruby Tuesday, Inc.*	14,100	21,996
Ruth’s Hospitality Group, Inc.*	4,700	6,486
Shuffle Master, Inc.*	13,200	65,472
Six Flags, Inc.*	20,700	6,417
Sonic Corp.*	16,200	197,154
Speedway Motorsports, Inc.	3,200	51,552
Steak N Shake Co. (The)*	6,700	39,865
Texas Roadhouse, Inc., Class A*	14,200	110,050
Town Sports International Holdings, Inc.*	4,500	14,355
Vail Resorts, Inc.*	8,300	220,780
Wendy’s/Arby’s Group, Inc., Class A	109,049	538,702
WMS Industries, Inc.*	11,950	321,455

		4,745,285

Household Durables 0.9%
American Greetings Corp., Class A	13,000	98,410
Beazer Homes U.S.A, Inc.*	10,700	16,906
Blyth, Inc.	6,700	52,528
Brookfield Homes Corp.	2,600	11,232
Cavco Industries, Inc.*	1,800	48,402
Champion Enterprises, Inc.*	21,200	11,872
CSS Industries, Inc.	2,200	39,028
Ethan Allen Interiors, Inc.	6,200	89,094
Furniture Brands International, Inc.	11,300	24,973
Helen of Troy Ltd.*	8,200	142,352
Hooker Furniture Corp.	2,500	19,150
Hovnanian Enterprises, Inc., Class A*	12,700	21,844
iRobot Corp.*	5,500	49,665
La-Z-Boy, Inc.	13,200	28,644
Libbey, Inc.	4,100	5,125
M/I Homes, Inc.	3,800	40,052
Meritage Homes Corp.*	8,400	102,228
National Presto Industries, Inc.	1,300	100,100
Palm Harbor Homes, Inc.*	2,800	13,944
Russ Berrie & Co., Inc.*	3,700	10,989
Ryland Group, Inc.	11,200	197,904
Sealy Corp.	11,000	27,610
Skyline Corp.	1,600	31,984
Standard Pacific Corp.*	30,500	54,290
Tempur-Pedic International, Inc.	20,400	144,636
Tupperware Brands Corp.	16,800	381,360
Universal Electronics, Inc.*	3,900	63,258

		1,827,580

Household Products 0.1%
Central Garden & Pet Co., Class A*	18,200	107,380
WD-40 Co.	4,800	135,792

		243,172

Independent Power Producers & Energy Traders 0.1%
Ormat Technologies, Inc.	4,900	156,163
Synthesis Energy Systems, Inc.*	6,000	4,080
U.S. Geothermal, Inc.*	16,300	13,529

		173,772

Industrial Conglomerates 0.3%
Otter Tail Corp.	9,300	216,969
Raven Industries, Inc.	4,400	106,040
Seaboard Corp.	84	100,296
Standex International Corp.	3,400	67,456
Tredegar Corp.	6,800	123,624
United Capital Corp.*	400	7,256

		621,641

Information Technology Services 1.8%
Acxiom Corp.	17,000	137,870
CACI International, Inc., Class A*	8,200	369,738
Cass Information Systems, Inc.	1,660	50,564
China Information Security Technology, Inc.*	5,900	21,240
CIBER, Inc.*	15,200	73,112
CSG Systems International, Inc.*	9,300	162,471
CyberSource Corp.*	18,824	225,700
Digimarc Corp.*	1,571	15,741
Euronet Worldwide, Inc.*	13,050	151,510
ExlService Holdings, Inc.*	4,300	36,851
Forrester Research, Inc.*	4,100	115,661
Gartner, Inc.*	16,200	288,846
Gevity HR, Inc.	6,400	9,664
Global Cash Access Holdings, Inc.*	11,300	25,086
Hackett Group, Inc. (The)*	12,500	36,500
Heartland Payment Systems, Inc.	6,700	117,250
iGate Corp.*	5,200	33,852
infoGROUP, Inc.	9,100	43,134
Integral Systems, Inc.*	4,322	52,080
Mantech International Corp., Class A*	5,600	303,464
MAXIMUS, Inc.	4,600	161,506
NCI, Inc., Class A*	1,500	45,195
Ness Technologies, Inc.*	11,700	50,076
Online Resources Corp.*	8,000	37,920
Perot Systems Corp., Class A*	23,600	322,612

2008 Annual Report 19

Statement of Investments (Continued)
December 31, 2008

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Information Technology Services (continued)

RightNow Technologies, Inc.*	7,600	$58,748
Safeguard Scientifics, Inc.*	27,400	18,906
Sapient Corp.*	24,000	106,560
SRA International, Inc., Class A*	11,600	200,100
Syntel, Inc.	3,400	78,608
TeleTech Holdings, Inc.*	10,600	88,510
TNS, Inc.*	6,700	62,913
VeriFone Holdings, Inc.*	18,700	91,630
Virtusa Corp.*	3,000	16,920
Wright Express Corp.*	10,500	132,300

		3,742,838

Insurance 4.4%
AMBAC Financial Group, Inc.	75,600	98,280
American Equity Investment Life Holding Co.	15,700	109,900
American Physicians Capital, Inc.	2,300	110,630
American Safety Insurance Holdings Ltd.*	3,400	44,914
Amerisafe, Inc.*	5,100	104,703
Amtrust Financial Services, Inc.	4,800	55,680
Argo Group International Holdings Ltd.*	8,609	292,017
Aspen Insurance Holdings Ltd.	23,500	569,875
Assured Guaranty Ltd.	15,200	173,280
Baldwin & Lyons, Inc., Class B	2,000	36,380
CastlePoint Holdings Ltd.	9,700	131,532
Citizens, Inc.*	10,000	97,000
CNA Surety Corp.*	4,100	78,720
Crawford & Co., Class B*	6,600	95,964
Delphi Financial Group, Inc., Class A	11,300	208,372
Donegal Group, Inc., Class A	2,700	45,279
eHealth, Inc.*	7,300	96,944
EMC Insurance Group, Inc.	1,700	43,605
Employers Holdings, Inc.	13,500	222,750
Enstar Group Ltd.*	1,500	88,710
FBL Financial Group, Inc., Class A	3,300	50,985
First Acceptance Corp.*	2,600	7,540
First Mercury Financial Corp.*	3,600	51,336
Flagstone Reinsurance Holdings Ltd.	8,200	80,114
FPIC Insurance Group, Inc.*	2,300	100,694
Greenlight Capital Re Ltd., Class A*	8,300	107,817
Hallmark Financial Services*	800	7,016
Harleysville Group, Inc.	3,800	131,974
Hilltop Holdings, Inc.*	12,700	123,698
Horace Mann Educators Corp.	11,500	105,685
Independence Holding Co.	1,000	3,610
Infinity Property & Casualty Corp.	3,700	172,901
IPC Holdings Ltd.	12,400	370,760
Kansas City Life Insurance Co.	1,100	47,685
Maiden Holdings Ltd.	13,400	41,942
Max Capital Group Ltd.	15,400	272,580
Meadowbrook Insurance Group, Inc.	14,142	91,075
Montpelier Re Holdings Ltd.	25,500	428,145
National Financial Partners Corp.	11,400	34,656
National Interstate Corp.	1,700	30,379
National Western Life Insurance Co., Class A	572	96,765
Navigators Group, Inc.*	3,600	197,676
NYMAGIC, Inc.	1,200	22,860
Odyssey Re Holdings Corp.	6,200	321,222
Phoenix Cos., Inc. (The)	32,100	104,967
Platinum Underwriters Holdings Ltd.	13,000	469,040
PMA Capital Corp., Class A*	9,000	63,720
Presidential Life Corp.	6,000	59,340
ProAssurance Corp.*	8,800	464,464
RLI Corp.	5,000	305,800
Safety Insurance Group, Inc.	4,400	167,464
SeaBright Insurance Holdings, Inc.*	6,000	70,440
Selective Insurance Group	14,900	341,657
State Auto Financial Corp.	3,600	108,216
Stewart Information Services Corp.	4,400	103,356
Tower Group, Inc.	5,700	160,797
United America Indemnity Ltd., Class A*	5,600	71,736
United Fire & Casualty Co.	6,400	198,848
Validus Holdings Ltd.	17,800	465,648
Zenith National Insurance Corp.	10,200	322,014

		9,081,157

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A*	7,000	26,740
Bidz.com, Inc.*	1,600	7,360
Blue Nile, Inc.*	3,600	88,164
Drugstore.com, Inc.*	26,200	32,488
Gaiam, Inc., Class A*	4,900	22,638
Netflix, Inc.*	11,100	331,779
NutriSystem, Inc.	8,300	121,097
Orbitz Worldwide, Inc.*	8,800	34,144
Overstock.com, Inc.*	4,600	49,588
PetMed Express, Inc.*	6,200	109,306

20 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Internet & Catalog Retail (continued)

Shutterfly, Inc.*	5,400	$37,746
Stamps.com, Inc.*	3,000	29,490

		890,540

Internet Software & Services 1.9%
Ariba, Inc.*	23,300	167,993
Art Technology Group, Inc.*	35,400	68,322
AsiaInfo Holdings, Inc.*	9,000	106,560
Bankrate, Inc.*	3,300	125,400
Chordiant Software, Inc.*	8,200	21,812
comScore, Inc.*	4,900	62,475
Constant Contact, Inc.*	5,500	72,875
DealerTrack Holdings, Inc.*	11,400	135,546
Dice Holdings, Inc.*	3,600	14,688
Digital River, Inc.*	10,000	248,000
DivX, Inc.*	6,600	34,518
EarthLink, Inc.*	30,000	202,800
GSI Commerce, Inc.*	6,400	67,328
HSW International, Inc.*	6,900	2,622
Infospace, Inc.	9,700	73,235
Internap Network Services Corp.*	14,300	35,750
Internet Brands, Inc., Class A*	7,000	40,740
Internet Capital Group, Inc.*	10,000	54,500
Interwoven, Inc.*	12,400	156,240
j2 Global Communications, Inc.*	12,100	242,484
Keynote Systems, Inc.*	3,900	30,069
Knot, Inc. (The)*	8,000	66,560
Limelight Networks, Inc.*	5,500	13,475
Liquidity Services, Inc.*	4,600	38,318
LoopNet, Inc.*	8,000	54,560
Marchex, Inc., Class B	6,500	37,895
MercadoLibre, Inc.*	7,000	114,870
ModusLink Global Solutions, Inc.*	13,890	40,142
Move, Inc.*	36,300	58,080
NIC, Inc.	10,000	46,000
Omniture, Inc.*	17,046	181,370
Perficient, Inc.*	8,800	42,064
Rackspace Hosting, Inc.*	3,800	20,444
RealNetworks, Inc.*	25,100	88,603
S1 Corp.*	13,500	106,515
SAVVIS, Inc.*	10,300	70,967
SonicWALL, Inc.*	16,200	64,476
SupportSoft, Inc.*	14,500	32,335
Switch & Data Facilities Co., Inc.*	6,100	45,079
TechTarget, Inc.*	3,600	15,552
Terremark Worldwide, Inc.*	13,800	53,682
TheStreet.com, Inc.	6,100	17,690
United Online, Inc.	21,102	128,089
ValueClick, Inc.*	23,600	161,424
Vignette Corp.*	6,700	63,047
VistaPrint Ltd.*	12,100	225,181
Vocus, Inc.*	4,400	80,124
Web.com Group, Inc.*	7,500	27,450
Websense, Inc.*	12,300	184,131

		4,042,080

Leisure Equipment & Products 0.5%
Brunswick Corp.	22,200	93,462
Callaway Golf Co.	18,100	168,149
JAKKS Pacific, Inc.*	7,500	154,725
Leapfrog Enterprises, Inc.*	9,000	31,500
Marine Products Corp.	1,900	10,678
Nautilus, Inc.*	6,200	13,702
Polaris Industries, Inc.	9,000	257,850
Pool Corp.	13,100	235,407
RC2 Corp.*	5,100	54,417
Smith & Wesson Holding Corp.*	8,800	19,976
Steinway Musical Instruments*	1,900	33,269

		1,073,135

Life Sciences Tools & Services 1.3%
Accelrys, Inc.*	8,600	37,496
Affymetrix, Inc.*	18,300	54,717
Albany Molecular Research, Inc.*	6,400	62,336
AMAG Pharmaceuticals, Inc.*	4,640	166,344
Bio-Rad Laboratories, Inc., Class A*	5,200	391,612
Bruker Corp.*	13,800	55,752
Caliper Life Sciences Inc.*	15,300	14,841
Cambrex Corp.*	7,900	36,498
Clinical Data, Inc.*	2,700	24,030
Dionex Corp.*	5,000	224,250
Enzo Biochem, Inc.*	8,300	40,587
eResearchTechnology, Inc.*	11,800	78,234
Exelixis, Inc.*	28,700	144,074
Kendle International, Inc.*	3,500	90,020
Life Sciences Research, Inc.*	2,200	20,680
Luminex Corp.*	11,100	237,096
Medivation, Inc.*	7,000	101,990
Nektar Therapeutics*	25,200	140,112
PAREXEL International Corp.*	15,500	150,505
PharmaNet Development Group, Inc.*	5,300	4,823
Sequenom, Inc.*	16,200	321,408
Varian, Inc.*	8,100	271,431

		2,668,836

Machinery 3.1%
3D Systems Corp.*	4,200	33,348
Actuant Corp., Class A	15,300	291,006

2008 Annual Report 21

Statement of Investments (Continued)
December 31, 2008

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Machinery (continued)

Alamo Group, Inc.	2,000	$29,900
Albany International Corp., Class A	8,100	103,680
Altra Holdings, Inc.*	7,200	56,952
American Railcar Industries, Inc.	2,600	27,378
Ampco-Pittsburgh Corp.	2,500	54,250
Astec Industries, Inc.*	4,900	153,517
Badger Meter, Inc.	4,000	116,080
Barnes Group, Inc.	13,100	189,950
Blount International, Inc.*	10,800	102,384
Briggs & Stratton Corp.	13,300	233,947
Cascade Corp.	2,600	77,636
Chart Industries, Inc.	7,700	81,851
China Fire & Security Group, Inc.*	3,600	24,516
CIRCOR International, Inc.	4,500	123,750
Clarcor, Inc.	13,800	457,884
Colfax Corp.*	6,400	66,496
Columbus McKinnon Corp.*	5,300	72,345
Commercial Vehicle Group, Inc.*	5,200	4,836
Dynamic Materials Corp.	3,400	65,654
Energy Recovery, Inc.*	3,400	25,772
EnPro Industries, Inc.*	5,500	118,470
ESCO Technologies, Inc.*	7,100	290,745
Federal Signal Corp.	13,100	107,551
Flanders Corp.*	4,400	20,636
Flow International Corp.*	10,300	24,926
Force Protection, Inc.*	19,300	115,414
FreightCar America, Inc.	3,000	54,810
Gorman-Rupp Co. (The)	3,775	117,478
Graham Corp.	2,100	22,722
Greenbrier Cos., Inc.	4,600	31,602
Hurco Cos., Inc.*	1,600	19,200
K-Tron International, Inc.*	700	55,930
Kadant, Inc.*	3,400	45,832
Kaydon Corp.	9,100	312,585
Key Technology, Inc.*	1,800	34,002
LB Foster Co., Class A*	3,000	93,840
Lindsay Corp.	3,100	98,549
Lydall, Inc.*	4,500	25,875
Met-Pro Corp.	4,600	61,272
Middleby Corp.*	4,800	130,896
Mueller Industries, Inc.	10,400	260,832
Mueller Water Products, Inc., Class A	30,300	254,520
NACCO Industries, Inc., Class A	1,600	59,856
NN, Inc.	4,100	9,389
Nordson Corp.	9,200	297,068
Omega Flex, Inc.	700	14,658
PMFG, Inc.*	3,600	34,416
RBC Bearings, Inc.*	6,200	125,736
Robbins & Myers, Inc.	7,700	124,509
Sauer-Danfoss, Inc.	2,700	23,625
Sun Hydraulics Corp.	3,100	58,404
Tecumseh Products Co., Class A*	4,500	43,110
Tennant Co.	4,500	69,300
Thermadyne Holdings Corp.*	4,100	28,167
Titan International, Inc.	9,325	76,931
Titan Machinery, Inc.*	1,800	25,308
Trimas Corp.*	4,100	5,658
TurboChef Technologies, Inc.*	5,400	26,514
Twin Disc, Inc.	2,500	17,225
Wabash National Corp.	8,700	39,150
Wabtec Corp.	13,200	524,700
Watts Water Technologies, Inc., Class A	7,700	192,269
Xerium Technologies, Inc.*	5,400	3,564

		6,490,376

Marine 0.2%
American Commercial Lines, Inc.*	9,800	48,020
Eagle Bulk Shipping, Inc.	12,000	81,840
Genco Shipping & Trading Ltd.	6,400	94,720
Horizon Lines, Inc., Class A	8,500	29,665
International Shipholding Corp.	1,800	45,594
TBS International Ltd., Class A*	2,200	22,066
Ultrapetrol Bahamas Ltd.*	6,800	21,692

		343,597

Media 1.0%
AH Belo Corp., Class A	3,840	8,371
Arbitron, Inc.	7,100	94,288
Belo Corp., Class A	26,200	40,872
Charter Communications, Inc., Class A*	115,400	9,440
Cinemark Holdings, Inc.	7,400	54,982
Citadel Broadcasting Co.*	50,770	8,123
CKX, Inc.*	14,500	53,215
Cox Radio, Inc., Class A*	6,000	36,060
Crown Media Holdings, Inc., Class A	3,300	9,405
Cumulus Media, Inc., Class A*	8,600	21,414
Dolan Media Co.*	5,900	38,881
Entercom Communications Corp., Class A	5,400	6,642
Entravision Communications Corp., Class A*	17,200	26,832
Fisher Communications, Inc.	1,800	37,152
Global Sources Ltd.*	4,050	22,073
Global Traffic Network, Inc.*	3,900	22,776

22 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Media (continued)

Gray Television, Inc.	11,800	$4,720
Harte-Hanks, Inc.	11,000	68,640
Interactive Data Corp.	10,100	249,066
Journal Communications, Inc., Class A	11,500	28,175
Knology, Inc.*	7,800	40,248
Lee Enterprises, Inc.	12,300	5,043
Lin TV Corp., Class A*	7,600	8,284
Live Nation, Inc.*	20,700	118,818
Martha Stewart Living Omnimedia, Class A*	5,900	15,340
Marvel Entertainment, Inc.*	13,400	412,050
McClatchy Co., Class A	15,500	12,400
Media General, Inc., Class A	6,200	10,850
Mediacom Communications Corp., Class A*	12,200	52,460
National CineMedia, Inc.	11,200	113,568
Outdoor Channel Holdings, Inc.*	5,000	37,450
Playboy Enterprises, Inc., Class B*	6,100	13,176
Primedia, Inc.	7,883	17,106
R.H. Donnelley Corp.*	19,800	7,326
RCN Corp.*	11,100	65,490
RHI Entertainment, Inc.*	3,200	25,984
Scholastic Corp.	6,600	89,628
Sinclair Broadcast Group, Inc., Class A	14,300	44,330
Valassis Communications, Inc.*	12,400	16,368
Value Line, Inc.	200	6,904
World Wrestling Entertainment, Inc., Class A	5,100	56,508

		2,010,458

Metals & Mining 1.0%
Allied Nevada Gold Corp.*	12,200	61,732
AM Castle & Co.	4,600	49,818
AMCOL International Corp.	7,200	150,840
Apex Silver Mines Ltd.*	11,700	11,466
Brush Engineered Materials, Inc.*	5,600	71,232
China Precision Steel, Inc.*	4,700	5,875
Coeur d’Alene Mines Corp.*	150,300	132,264
Compass Minerals International, Inc. (a)	8,700	510,342
General Moly, Inc.*	17,300	20,414
General Steel Holdings, Inc.*	2,300	9,062
Haynes International, Inc.*	3,400	83,708
Hecla Mining Co.*	43,400	121,520
Horsehead Holding Corp.*	8,200	38,540
Kaiser Aluminum Corp.	4,200	94,584
Olympic Steel, Inc.	2,200	44,814
Royal Gold, Inc.	7,700	378,917
RTI International Metals, Inc.*	5,800	82,998
Stillwater Mining Co.	10,800	53,352
Sutor Technology Group Ltd.*	2,800	6,468
Universal Stainless & Alloy*	1,900	27,531
Worthington Industries, Inc.	17,600	193,952

		2,149,429

Multi-Utility 0.6%
Avista Corp.	14,500	281,010
Black Hills Corp.	10,500	283,080
CH Energy Group, Inc.	4,300	220,977
NorthWestern Corp.	10,200	239,394
PNM Resources, Inc.	22,700	228,816

		1,253,277

Multiline Retail 0.2%
99 Cents Only Stores*	12,200	133,346
Dillard’s, Inc., Class A	15,600	61,932
Fred’s, Inc., Class A	10,900	117,284
Retail Ventures, Inc.*	8,100	28,107
Tuesday Morning Corp.*	8,300	13,529

		354,198

Natural Gas Utility 1.5%
Chesapeake Utilities Corp.	1,800	56,664
Laclede Group, Inc. (The)	6,000	281,040
New Jersey Resources Corp.	11,150	438,753
Nicor, Inc.	12,100	420,354
Northwest Natural Gas Co.	7,200	318,456
Piedmont Natural Gas Co.	20,000	633,400
South Jersey Industries, Inc.	8,100	322,785
Southwest Gas Corp.	11,800	297,596
WGL Holdings, Inc.	13,100	428,239

		3,197,287

Oil, Gas & Consumable Fuels 3.2%
Abraxas Petroleum Corp.*	12,800	9,216
Alon USA Energy, Inc.	3,000	27,450
American Oil & Gas, Inc.*	11,500	9,200
APCO Argentina, Inc.	1,200	31,956
Approach Resources, Inc.*	2,100	15,351
Arena Resources, Inc.*	10,300	289,327
Atlas America, Inc.	9,400	139,590
ATP Oil & Gas Corp.*	7,600	44,460
Aventine Renewable Energy Holdings, Inc.*	8,300	5,395
Berry Petroleum Co., Class A	11,700	88,452
Bill Barrett Corp.*	10,000	211,300
BMB Munai, Inc.*	11,500	15,985
BPZ Resources, Inc.*	16,400	104,960
Brigham Exploration Co.*	12,600	40,320
Callon Petroleum Co.*	3,000	7,800
Cano Petroleum, Inc.*	11,000	4,840

2008 Annual Report 23

Statement of Investments (Continued)
December 31, 2008

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)

Carrizo Oil & Gas, Inc.*	7,500	$120,750
Cheniere Energy, Inc.*	13,200	37,620
Clayton Williams Energy, Inc.*	1,500	68,160
Clean Energy Fuels Corp.*	6,000	36,240
Comstock Resources, Inc.*	12,400	585,900
Concho Resources, Inc.*	15,100	344,582
Contango Oil & Gas Co.*	3,600	202,680
Crosstex Energy, Inc.	11,000	42,900
CVR Energy, Inc.*	6,300	25,200
Delek US Holdings, Inc.	2,700	14,283
Delta Petroleum Corp.*	17,000	80,920
DHT Maritime, Inc.	10,100	55,954
Double Eagle Petroleum Co.*	2,700	18,954
Endeavour International Corp.*	34,500	17,250
Energy Partners Ltd.*	8,682	11,721
Energy XXI (Bermuda) Ltd.	31,700	25,043
Evergreen Energy, Inc.*	21,200	6,148
EXCO Resources, Inc.*	40,800	369,648
FX Energy, Inc.*	11,300	31,527
Gasco Energy, Inc.*	27,800	10,842
General Maritime Corp.	13,718	148,154
GeoGlobal Resources, Inc.*	8,300	13,280
GeoMet, Inc.*	3,800	6,536
GeoResources, Inc.*	1,800	15,642
GMX Resources, Inc.*	4,600	116,472
Golar LNG Ltd.	9,700	65,572
Goodrich Petroleum Corp.*	6,200	185,690
Gran Tierra Energy, Inc.*	57,800	161,840
GreenHunter Energy, Inc.*	1,000	4,920
Gulfport Energy Corp.*	7,700	30,415
Harvest Natural Resources, Inc.*	9,600	41,280
Houston American Energy Corp.	4,500	15,210
International Coal Group, Inc.*	34,700	79,810
James River Coal Co.*	7,000	107,310
Knightsbridge Tankers Ltd.	4,700	68,855
McMoRan Exploration Co.*	16,000	156,800
Meridian Resource Corp.*	21,900	12,483
National Coal Corp.*	7,500	9,525
Nordic American Tanker Shipping	9,400	317,250
Northern Oil & Gas, Inc.*	5,800	15,080
Oilsands Quest, Inc.*	46,100	33,653
Pacific Ethanol, Inc.*	10,300	4,532
Panhandle Oil & Gas, Inc.	2,000	36,000
Parallel Petroleum Corp.*	11,300	22,713
Penn Virginia Corp.	11,400	296,172
Petroleum Development Corp.*	4,100	98,687
PetroQuest Energy, Inc.*	11,800	79,768
PrimeEnergy Corp.*	200	10,390
Quest Resource Corp.*	6,700	2,948
RAM Energy Resources, Inc.*	11,400	10,032
Rentech, Inc.*	45,800	31,144
Rex Energy Corp.*	4,600	13,524
Rosetta Resources, Inc.*	14,000	99,120
Ship Finance International Ltd.	11,500	127,075
Stone Energy Corp.*	8,691	95,775
Swift Energy Co.*	8,000	134,480
Teekay Tankers Ltd., Class A	3,700	46,990
Toreador Resources Corp.*	4,800	26,352
Tri-Valley Corp.*	7,000	12,600
TXCO Resources, Inc.*	9,300	13,857
Uranium Resources, Inc.*	13,100	10,087
USEC, Inc.*	31,700	142,333
VAALCO Energy, Inc.*	16,100	119,784
Venoco, Inc.*	5,600	15,176
Warren Resources, Inc.*	16,900	33,631
Western Refining, Inc.	8,200	63,632
Westmoreland Coal Co.*	2,900	32,190
World Fuel Services Corp.	7,600	281,200

		6,617,893

Paper & Forest Products 0.3%
AbitibiBowater, Inc.*	15,552	7,310
Buckeye Technologies, Inc.*	10,000	36,400
Clearwater Paper Corp.*	3,086	25,889
Deltic Timber Corp.	3,000	137,250
Glatfelter	11,800	109,740
KapStone Paper and Packaging Corp.*	4,900	11,662
Louisiana-Pacific Corp.	28,200	43,992
Mercer International, Inc.*	8,500	16,320
Neenah Paper, Inc.	4,000	35,360
Schweitzer-Mauduit International, Inc.	4,400	88,088
Verso Paper Corp.	4,700	4,841
Wausau Paper Corp.	12,500	143,000

		659,852

Personal Products 0.4%
American Oriental Bioengineering, Inc.*	16,900	114,751
Chattem, Inc.*	4,600	329,038
China Sky One Medical, Inc.*	2,000	31,980
Elizabeth Arden, Inc.*	6,700	84,487
Inter Parfums, Inc.	3,600	27,648
Mannatech, Inc.	5,000	12,250
Nu Skin Enterprises, Inc., Class A	13,500	140,805
Prestige Brands Holdings, Inc.*	9,200	97,060
Schiff Nutrition International, Inc.*	3,600	21,492

24 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Personal Products (continued)

USANA Health Sciences, Inc.*	2,000	$68,480

		927,991

Pharmaceuticals 1.4%
Acura Pharmaceuticals, Inc.*	1,900	13,946
Adolor Corp.*	12,600	20,916
Akorn, Inc.*	15,300	35,190
Alexza Pharmaceuticals, Inc.*	5,700	18,069
Ardea Biosciences, Inc.*	2,800	33,516
Auxilium Pharmaceuticals, Inc.*	11,200	318,528
Biodel, Inc.*	2,800	13,496
BioForm Medical, Inc.*	5,400	4,914
BioMimetic Therapeutics, Inc.*	3,200	29,504
Cadence Pharmaceuticals, Inc.*	5,700	41,211
Caraco Pharmaceutical Laboratories Ltd.*	2,400	14,208
Columbia Laboratories, Inc.*	14,700	18,669
Cypress Bioscience, Inc.*	10,200	69,768
Depomed, Inc.*	13,100	21,615
Discovery Laboratories, Inc.*	26,300	29,456
Durect Corp.*	21,200	71,868
Inspire Pharmaceuticals, Inc.*	13,100	47,160
Javelin Pharmaceuticals, Inc.*	11,000	13,750
Jazz Pharmaceuticals, Inc.*	1,900	3,667
KV Pharmaceutical Co., Class A*	9,000	25,920
MAP Pharmaceuticals, Inc.*	1,300	9,074
Medicines Co. (The)*	14,200	209,166
Medicis Pharmaceutical Corp., Class A	15,400	214,060
MiddleBrook Pharmaceuticals, Inc.*	11,600	17,400
Noven Pharmaceuticals, Inc.*	6,800	74,800
Obagi Medical Products, Inc.*	4,800	35,808
Optimer Pharmaceuticals, Inc.*	7,500	90,825
Pain Therapeutics, Inc.*	9,400	55,648
Par Pharmaceutical Cos., Inc.*	8,900	119,349
Pozen, Inc.*	7,000	35,280
Questcor Pharmaceuticals, Inc.*	14,500	134,995
Salix Pharmaceuticals Ltd.*	13,000	114,790
Sucampo Pharmaceuticals, Inc., Class A*	3,100	17,825
Valeant Pharmaceuticals International*	17,600	403,040
ViroPharma, Inc.*	20,900	272,118
Vivus, Inc.*	18,200	96,824
XenoPort, Inc.*	6,900	173,052

		2,919,425

Professional Services 1.6%
Administaff, Inc.	5,900	127,676
Advisory Board Co. (The)*	4,600	102,580
CBIZ, Inc.*	12,700	109,855
CDI Corp.	3,600	46,584
China Direct, Inc.*	1,900	2,755
COMSYS IT Partners, Inc.*	4,100	9,184
CoStar Group, Inc.*	5,300	174,582
CRA International, Inc.*	2,900	78,097
Duff & Phelps Corp., Class A*	2,500	47,800
Exponent, Inc.*	4,000	120,320
First Advantage Corp., Class A*	3,200	45,280
Heidrick & Struggles International, Inc.	4,400	94,776
Hill International, Inc.*	6,400	45,056
Hudson Highland Group, Inc.*	7,100	23,785
Huron Consulting Group, Inc.*	5,700	326,439
ICF International, Inc.*	1,800	44,226
Kelly Services, Inc., Class A	7,300	94,973
Kforce, Inc.*	8,700	66,816
Korn/Ferry International*	12,700	145,034
LECG Corp.*	7,000	46,970
MPS Group, Inc.*	25,800	194,274
Navigant Consulting, Inc.*	13,200	209,484
Odyssey Marine Exploration, Inc.*	12,300	39,606
On Assignment, Inc.*	9,700	54,999
Resources Connection, Inc.*	12,400	203,112
School Specialty, Inc.*	5,100	97,512
Spherion Corp.*	15,700	34,697
TrueBlue, Inc.*	12,100	115,797
Volt Information Sciences, Inc.*	2,700	19,521
VSE Corp.	1,100	43,153
Watson Wyatt Worldwide, Inc., Class A	11,700	559,494

		3,324,437

Real Estate Investment Trusts 5.7%
Acadia Realty Trust	8,800	125,576
Agree Realty Corp.	2,100	38,073
Alexander’s, Inc.	500	127,450
American Campus Communities, Inc.	11,580	237,158
American Capital Agency Corp.	2,400	51,264
Anthracite Capital, Inc.	16,100	35,903
Anworth Mortgage Asset Corp.	23,300	149,819
Arbor Realty Trust, Inc.	3,300	9,735
Ashford Hospitality Trust, Inc.	29,250	33,637
Associated Estates Realty Corp.	4,000	36,520
BioMed Realty Trust, Inc.	22,100	259,012

2008 Annual Report 25

Statement of Investments (Continued)
December 31, 2008

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Real Estate Investment Trusts (continued)

Capital Trust, Inc., Class A	4,500	$16,200
CapLease, Inc.	10,900	18,857
Capstead Mortgage Corp.	15,400	165,858
Care Investment Trust, Inc.	4,400	34,276
Cedar Shopping Centers, Inc.	11,500	81,420
Chimera Investment Corp.	35,200	121,440
Cogdell Spencer, Inc.	3,300	30,888
Colonial Properties Trust	13,000	108,290
Corporate Office Properties Trust	11,500	353,050
Cousins Properties, Inc.	11,900	164,815
DCT Industrial Trust, Inc.	46,900	237,314
DiamondRock Hospitality Co.	25,900	131,313
DuPont Fabros Technology, Inc.	3,500	7,245
EastGroup Properties, Inc.	6,800	241,944
Education Realty Trust, Inc.	7,800	40,716
Entertainment Properties Trust	8,700	259,260
Equity Lifestyle Properties, Inc.	5,600	214,816
Equity One, Inc.	8,800	155,760
Extra Space Storage, Inc.	22,500	232,200
FelCor Lodging Trust, Inc.	18,500	34,040
First Industrial Realty Trust, Inc.	12,100	91,355
First Potomac Realty Trust	6,900	64,170
Franklin Street Properties Corp.	15,400	227,150
Friedman Billings Ramsey Group, Inc., Class A*	36,400	6,188
Getty Realty Corp.	4,800	101,088
Glimcher Realty Trust	10,300	28,943
Gramercy Capital Corp.	11,770	15,066
Hatteras Financial Corp.	3,900	103,740
Healthcare Realty Trust, Inc.	15,600	366,288
Hersha Hospitality Trust	11,700	35,100
Highwoods Properties, Inc.	17,400	476,064
Home Properties, Inc.	8,600	349,160
Inland Real Estate Corp.	15,300	198,594
Investors Real Estate Trust	16,200	173,502
JER Investors Trust, Inc.	6,200	5,766
Kite Realty Group Trust	5,600	31,136
LaSalle Hotel Properties	11,000	121,550
Lexington Realty Trust	19,300	96,500
LTC Properties, Inc.	6,300	127,764
Maguire Properties, Inc.*	11,000	16,060
Medical Properties Trust, Inc.	19,000	119,890
MFA Financial, Inc.	53,400	314,526
Mid-America Apartment Communities, Inc.	7,400	274,984
Mission West Properties, Inc.	4,500	34,425
Monmouth Real Estate Investment Corp., Class A	6,600	46,200
National Health Investors, Inc.	5,700	156,351
National Retail Properties, Inc.	21,400	367,866
Newcastle Investment Corp.	15,700	13,188
NorthStar Realty Finance Corp.	15,200	59,432
Omega Healthcare Investors, Inc.	21,600	344,952
One Liberty Properties, Inc.	2,200	19,360
Parkway Properties, Inc.	4,200	75,600
Pennsylvania Real Estate Investment Trust	9,800	73,010
Post Properties, Inc.	12,000	198,000
Potlatch Corp.	10,800	280,908
PS Business Parks, Inc.	4,000	178,640
RAIT Financial Trust	16,900	43,940
Ramco-Gershenson Properties Trust	4,900	30,282
Realty Income Corp.	27,700	641,255
Redwood Trust, Inc.	9,000	134,190
Resource Capital Corp.	6,000	22,980
Saul Centers, Inc.	2,800	110,600
Senior Housing Properties Trust	31,300	560,896
Sovran Self Storage, Inc.	6,100	219,600
Strategic Hotels & Resorts, Inc.	19,700	33,096
Sun Communities, Inc.	4,500	63,000
Sunstone Hotel Investors, Inc.	14,000	86,660
Tanger Factory Outlet Centers	8,400	316,008
U-Store-It Trust	14,700	65,415
Universal Health Realty Income Trust	3,300	108,603
Urstadt Biddle Properties, Inc., Class A	5,100	81,243
Washington Real Estate Investment Trust	14,300	404,690
Winthrop Realty Trust	2,540	27,534

		11,896,357

Real Estate Management & Development 0.2%
Avatar Holdings, Inc.*	1,700	45,084
Consolidated-Tomoka Land Co.	1,500	57,285
Forestar Group, Inc.*	9,900	94,248
FX Real Estate and Entertainment, Inc.*	1,760	264
Grubb & Ellis Co.	9,100	11,284
Maui Land & Pineapple Co., Inc.*	900	12,087
Meruelo Maddux Properties, Inc.*	11,700	14,508
Stratus Properties, Inc.*	1,400	17,444
Tejon Ranch Co.*	3,000	74,220

26 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Real Estate Management & Development (continued)

Thomas Properties Group, Inc.	6,700	$17,353

		343,777

Road & Rail 0.8%
AMERCO	2,500	86,325
Arkansas Best Corp.	5,900	177,649
Celadon Group, Inc.*	6,000	51,180
Dollar Thrifty Automotive Group, Inc.*	3,900	4,251
Genesee & Wyoming, Inc., Class A*	8,300	253,150
Heartland Express, Inc.	15,300	241,128
Knight Transportation, Inc.	15,600	251,472
Marten Transport Ltd*.	4,141	78,513
Old Dominion Freight Line, Inc.*	7,500	213,450
Patriot Transportation Holding, Inc.*	300	21,021
Saia, Inc.*	3,700	40,182
Universal Truckload Services, Inc.*	1,200	16,992
Werner Enterprises, Inc.	11,300	195,942
YRC Worldwide, Inc.*	15,600	44,772

		1,676,027

Semiconductors & Semiconductor Equipment 2.7%
Actel Corp.*	6,900	80,868
Advanced Analogic Technologies, Inc.*	12,500	37,750
Advanced Energy Industries, Inc.*	8,900	88,555
Amkor Technology, Inc.*	29,800	64,964
Anadigics, Inc.*	17,000	25,160
Applied Micro Circuits Corp.*	17,700	69,561
Asyst Technologies, Inc.*	14,100	3,525
Atheros Communications, Inc.*	16,200	231,822
ATMI, Inc.*	8,800	135,784
AuthenTec, Inc.*	7,600	12,692
Axcelis Technologies, Inc.*	26,700	13,617
Brooks Automation, Inc.*	17,300	100,513
Cabot Microelectronics Corp.*	6,200	161,634
Cavium Networks, Inc.*	8,300	87,233
Ceva, Inc.*	6,300	44,100
Cirrus Logic, Inc.*	17,700	47,436
Cohu, Inc.	6,300	76,545
Cymer, Inc.*	8,300	181,853
Diodes, Inc.*	7,950	48,177
DSP Group, Inc.*	7,200	57,744
EMCORE Corp.*	20,000	26,000
Entegris, Inc.*	30,500	66,795
Entropic Communications, Inc.*	500	250
Exar Corp.*	10,200	68,034
FEI Co.*	10,000	188,600
FormFactor, Inc.*	13,300	194,180
Hittite Microwave Corp.*	5,300	156,138
IXYS Corp.	6,300	52,038
Kopin Corp.*	18,800	38,352
Kulicke & Soffa Industries, Inc.*	14,600	24,820
Lattice Semiconductor Corp.*	31,300	47,263
LTX-Credence Corp.*	36,500	9,855
Mattson Technology, Inc.*	13,500	19,035
Micrel, Inc.	13,600	99,416
Microsemi Corp.*	21,500	271,760
Microtune, Inc.*	15,100	30,804
MIPS Technologies, Inc.*	12,100	13,431
MKS Instruments, Inc.*	13,600	201,144
Monolithic Power Systems, Inc.*	7,100	89,531
NetLogic Microsystems, Inc.*	4,500	99,045
NVE Corp.*	1,000	26,130
OmniVision Technologies, Inc.*	13,400	70,350
Pericom Semiconductor Corp.*	6,000	32,880
Photronics, Inc.*	11,400	22,230
PLX Technology, Inc.*	7,900	13,588
PMC - Sierra, Inc.*	59,700	290,142
Power Integrations, Inc.	8,300	165,004
RF Micro Devices, Inc.*	71,704	55,929
Rubicon Technology, Inc.*	3,600	15,336
Rudolph Technologies, Inc.*	7,800	27,534
Semitool, Inc.*	5,200	15,860
Semtech Corp.*	16,600	187,082
Sigma Designs, Inc.*	7,200	68,400
Silicon Image, Inc.*	20,000	84,000
Silicon Storage Technology, Inc.*	23,700	54,273
SiRF Technology Holdings, Inc.*	16,700	21,376
Skyworks Solutions, Inc.*	44,500	246,530
Spansion, Inc., Class A*	38,100	7,212
Standard Microsystems Corp.*	6,100	99,674
Supertex, Inc.*	3,000	72,030
Techwell, Inc.*	3,500	22,750
Tessera Technologies, Inc.*	13,200	156,816
Transmeta Corp.*	3,300	60,060
Trident Microsystems, Inc.*	16,600	31,374
TriQuint Semiconductor, Inc.*	39,100	134,504
Ultra Clean Holdings, Inc.*	5,400	10,854
Ultratech, Inc.*	6,400	76,544
Veeco Instruments, Inc.*	7,700	48,818
Volterra Semiconductor Corp.*	6,900	49,335

2008 Annual Report 27

Statement of Investments (Continued)
December 31, 2008

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)

Zoran Corp.*	14,100	$96,303

		5,528,942

Software 4.0%
ACI Worldwide, Inc.*	9,400	149,460
Actuate Corp.*	16,900	50,024
Advent Software, Inc.*	4,600	91,862
American Software, Inc., Class A	7,300	34,310
ArcSight, Inc.*	1,100	8,811
Blackbaud, Inc.	12,200	164,700
Blackboard, Inc.*	8,400	220,332
Bottomline Technologies, Inc.*	6,100	43,310
Callidus Software, Inc.*	9,500	28,405
Commvault Systems, Inc.*	12,100	162,261
Concur Technologies, Inc.*	11,700	383,994
Deltek, Inc.*	2,400	11,136
DemandTec, Inc.*	6,100	49,227
Double-Take Software, Inc.*	4,700	42,159
Ebix, Inc.*	1,500	35,850
Entrust, Inc.*	18,900	29,862
Epicor Software Corp.*	15,400	73,920
EPIQ Systems, Inc.*	9,700	162,087
Fair Isaac Corp.	13,300	224,238
FalconStor Software, Inc.*	11,400	31,692
Guidance Software, Inc.*	3,100	12,648
i2 Technologies, Inc.*	4,400	28,116
Informatica Corp.*	24,200	332,266
Interactive Intelligence, Inc.*	3,700	23,717
Jack Henry & Associates, Inc.	20,400	395,964
JDA Software Group, Inc.*	7,000	91,910
Kenexa Corp.*	6,200	49,476
Lawson Software, Inc.*	32,200	152,628
Macrovision Solutions Corp.*	22,540	285,131
Magma Design Automation, Inc.*	11,900	12,138
Manhattan Associates, Inc.*	6,200	98,022
Mentor Graphics Corp.*	24,800	128,216
MICROS Systems, Inc.*	22,200	362,304
MicroStrategy, Inc., Class A*	2,500	92,825
Midway Games, Inc.*	6,000	1,140
Monotype Imaging Holdings, Inc.*	4,700	27,260
MSC.Software Corp.*	12,400	82,832
Net 1 UEPS Technologies, Inc.*	13,100	179,470
NetScout Systems, Inc.*	8,100	69,822
NetSuite, Inc.*	1,500	12,660
OpenTV Corp., Class A*	19,300	23,739
Opnet Technologies, Inc.*	4,200	41,412
Parametric Technology Corp.*	31,400	397,210
Pegasystems, Inc.	3,400	42,024
Phoenix Technologies Ltd.*	5,900	20,650
Progress Software Corp.*	11,300	217,638
PROS Holdings, Inc.*	3,500	20,125
QAD, Inc.	2,100	8,799
Quality Systems, Inc.	4,800	209,376
Quest Software, Inc.*	19,800	249,282
Radiant Systems, Inc.*	7,300	24,601
Renaissance Learning, Inc.	2,000	17,980
Smith Micro Software, Inc.*	8,300	46,148
Solera Holdings, Inc.*	14,100	339,810
Sonic Solutions, Inc.*	6,300	11,088
Sourcefire, Inc.*	6,300	35,280
SPSS, Inc.*	4,900	132,104
SuccessFactors, Inc.*	6,900	39,606
Sybase, Inc.*	21,200	525,124
Symyx Technologies, Inc.*	9,500	56,430
Synchronoss Technologies, Inc.*	6,200	66,092
Take-Two Interactive Software, Inc.	21,500	162,540
Taleo Corp., Class A*	6,900	54,027
TeleCommunication Systems, Inc., Class A*	9,200	79,028
THQ, Inc.*	18,200	76,258
TIBCO Software, Inc.*	50,900	264,171
TiVo, Inc.*	27,800	199,048
Tyler Technologies, Inc.*	10,400	124,592
Ultimate Software Group, Inc.*	6,700	97,820
Unica Corp.*	2,800	15,344
VASCO Data Security International, Inc.*	7,600	78,508
Wind River Systems, Inc.*	19,200	173,376

		8,285,415

Specialty Retail 2.5%
Aaron Rents, Inc.	12,300	327,426
Aeropostale, Inc.*	18,250	293,825
America’s Car-Mart, Inc.*	2,300	31,763
Asbury Automotive Group, Inc.	8,700	39,759
Bebe Stores, Inc.	10,500	78,435
Big 5 Sporting Goods Corp.	6,000	31,260
Blockbuster, Inc., Class A*	48,200	59,286
Borders Group, Inc.*	16,500	6,600
Brown Shoe Co., Inc.	11,600	98,252
Buckle, Inc. (The)	6,300	137,466
Build-A-Bear Workshop, Inc.*	3,400	16,524
Cabela’s, Inc.*	10,300	60,049
Cache, Inc.*	3,300	6,666
Casual Male Retail Group, Inc.*	9,500	4,940
Cato Corp. (The), Class A	7,600	114,760
Charlotte Russe Holding, Inc.*	5,700	36,993
Charming Shoppes, Inc.*	30,900	75,396

28 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Specialty Retail (continued)

Chico’s FAS, Inc.*	48,200	$201,476
Children’s Place Retail Stores, Inc. (The)*	6,300	136,584
Christopher & Banks Corp.	10,000	56,000
Citi Trends, Inc.*	3,900	57,408
Coldwater Creek, Inc.*	15,500	44,175
Collective Brands, Inc.*	17,200	201,584
Conn’s, Inc.*	2,700	22,896
Dress Barn, Inc.*	12,300	132,102
DSW, Inc., Class A*	3,100	38,626
Finish Line (The), Class A	11,637	65,167
Genesco, Inc.*	5,200	87,984
Group 1 Automotive, Inc.	6,000	64,620
Gymboree Corp.*	7,700	200,893
Haverty Furniture Cos., Inc.	4,100	38,253
hhgregg, Inc.*	2,600	22,568
Hibbett Sports, Inc.*	7,500	117,825
HOT Topic, Inc.*	11,100	102,897
J Crew Group, Inc.*	11,600	141,520
Jo-Ann Stores, Inc.*	6,900	106,881
JOS. A. Bank Clothiers, Inc.*	4,700	122,905
Lumber Liquidators, Inc.*	2,600	27,456
MarineMax, Inc.*	4,500	15,255
Men’s Wearhouse, Inc.	14,100	190,914
Midas, Inc.*	3,800	39,862
Monro Muffler, Inc.	4,450	113,475
New York & Co., Inc.*	5,600	12,992
Pacific Sunwear of California, Inc.*	14,900	23,691
Pep Boys - Manny, Moe & Jack	11,500	47,495
Pier 1 Imports, Inc.*	24,300	8,991
Rent-A-Center, Inc.*	18,200	321,230
REX Stores Corp.*	2,800	22,596
Sally Beauty Holdings, Inc.*	25,300	143,957
Shoe Carnival, Inc.*	2,400	22,920
Sonic Automotive, Inc., Class A	6,400	25,472
Stage Stores, Inc.	10,600	87,450
Stein Mart, Inc.*	6,900	7,797
Syms Corp.*	1,700	15,096
Systemax, Inc.	3,000	32,310
Talbots, Inc.	6,200	14,818
Tractor Supply Co.*	9,100	328,874
Tween Brands, Inc.*	6,000	25,920
Ulta Salon, Cosmetics & Fragrance, Inc.*	5,500	45,540
Wet Seal, Inc. (The), Class A*	25,100	74,547
Zale Corp.*	8,700	28,971
Zumiez, Inc.*	5,400	40,230

		5,099,623

Telecommunications 0.0%
Applied Signal Technology, Inc.	3,000	53,820

Textiles, Apparel & Luxury Goods 1.4%
American Apparel, Inc.*	10,300	20,497
Carter’s, Inc.*	15,200	292,752
Cherokee, Inc.	2,100	36,435
Columbia Sportswear Co.	3,400	120,258
CROCS, Inc.*	22,700	28,148
Deckers Outdoor Corp.*	3,500	279,545
FGX International Holdings Ltd.*	3,400	46,716
Fossil, Inc.*	12,400	207,080
Fuqi International, Inc.*	3,300	20,658
G-III Apparel Group Ltd.*	3,600	23,004
Iconix Brand Group, Inc.*	15,700	153,546
K-Swiss, Inc., Class A	6,600	75,240
Kenneth Cole Productions, Inc., Class A	2,500	17,700
Lululemon Athletica, Inc.*	4,900	38,857
Maidenform Brands, Inc.*	6,100	61,915
Movado Group, Inc.	4,500	42,255
Oxford Industries, Inc.	3,700	32,449
Perry Ellis International, Inc.*	2,900	18,386
Quiksilver, Inc.*	34,800	64,032
Skechers U.S.A., Inc., Class A*	9,000	115,380
Steven Madden Ltd.*	4,800	102,336
Timberland Co., Class A*	13,100	151,305
True Religion Apparel, Inc.*	4,700	58,468
Under Armour, Inc., Class A*	9,000	214,560
Unifi, Inc.*	12,300	34,686
UniFirst Corp.	3,900	115,791
Volcom, Inc.*	5,000	54,500
Warnaco Group, Inc. (The)*	12,400	243,412
Weyco Group, Inc.	1,800	59,490
Wolverine World Wide, Inc.	13,600	286,144

		3,015,545

Thrifts & Mortgage Finance 1.8%
Abington Bancorp, Inc.	7,600	70,300
Anchor Bancorp Wisconsin, Inc.	5,000	13,800
Bank Mutual Corp.	14,100	162,714
BankFinancial Corp.	6,000	61,140
Beneficial Mutual Bancorp, Inc.*	8,400	94,500
Berkshire Hills Bancorp, Inc.	3,000	92,580
Brookline Bancorp, Inc.	15,900	169,335
Brooklyn Federal Bancorp, Inc.	1,600	22,480
Clifton Savings Bancorp, Inc.	2,100	24,906
Corus Bankshares, Inc.	10,700	11,877
Danvers Bancorp, Inc.	5,500	73,535
Dime Community Bancshares	7,000	93,100
Doral Financial Corp.*	1,300	9,750
Encore Bancshares, Inc.*	1,600	17,600
ESSA Bancorp, Inc.	4,600	64,998

2008 Annual Report 29

Statement of Investments (Continued)
December 31, 2008

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Thrifts & Mortgage Finance (continued)

Federal Agricultural Mortgage Corp., Class C	2,900	$10,150
First Financial Holdings, Inc.	3,400	68,816
First Financial Northwest, Inc.	6,900	64,446
First Niagara Financial Group, Inc.	31,500	509,355
First Place Financial Corp.	4,800	18,384
FirstFed Financial Corp.*	2,900	5,075
Flagstar Bancorp, Inc.*	12,400	8,804
Flushing Financial Corp.	5,900	70,564
Fox Chase Bancorp, Inc.	2,300	25,300
Guaranty Financial Group, Inc.*	20,600	53,766
Home Federal Bancorp, Inc.	2,600	27,872
Kearny Financial Corp.	4,700	60,160
Meridian Interstate Bancorp, Inc.*	2,600	24,050
NASB Financial, Inc.	700	18,900
NewAlliance Bancshares, Inc.	29,700	391,149
Northwest Bancorp, Inc.	4,300	91,934
OceanFirst Financial Corp.	2,900	48,140
Ocwen Financial Corp.*	8,900	81,702
Oritani Financial Corp.*	3,000	50,550
PMI Group, Inc. (The)	22,200	43,290
Provident Financial Services, Inc.	16,300	249,390
Provident New York Bancorp	11,300	140,120
Radian Group, Inc.	20,100	73,968
Rockville Financial, Inc.	1,900	26,543
Roma Financial Corp.	2,500	31,475
TrustCo Bank Corp. NY	20,700	196,857
United Community Financial Corp.	5,654	5,089
United Financial Bancorp, Inc.	4,200	63,588
ViewPoint Financial Group	3,100	49,755
Waterstone Financial, Inc.*	1,600	5,360
Westfield Financial, Inc.	9,600	99,072
WSFS Financial Corp.	1,800	86,382

		3,682,621

Tobacco 0.2%
Alliance One International, Inc.*	25,700	75,558
Star Scientific, Inc.*	18,000	68,940
Universal Corp.	6,900	206,103
Vector Group Ltd.	9,034	123,043

		473,644

Trading Companies & Distributors 0.7%
Aceto Corp.	7,300	73,073
Aircastle Ltd.	13,700	65,486
Applied Industrial Technologies, Inc.	11,500	217,580
Beacon Roofing Supply, Inc.*	12,100	167,948
DXP Enterprises, Inc.*	2,000	29,220
H&E Equipment Services, Inc.*	4,600	35,466
Houston Wire & Cable Co.	4,900	45,619
Interline Brands, Inc.*	9,400	99,922
Kaman Corp.	7,200	130,536
Lawson Products	1,200	27,420
RSC Holdings, Inc.*	13,100	111,612
Rush Enterprises, Inc., Class A*	9,550	81,844
TAL International Group, Inc.	3,800	53,580
Textainer Group Holdings Ltd.	2,500	26,500
Watsco, Inc.	6,400	245,760

		1,411,566

Transportation Infrastructure 0.0%
CAI International, Inc.*	1,900	6,023

Water Utility 0.4%
American States Water Co.	4,700	155,006
Cadiz, Inc.*	3,400	42,534
California Water Service Group	5,400	250,722
Connecticut Water Service, Inc.	2,500	59,025
Consolidated Water Co. Ltd.	4,000	50,000
Middlesex Water Co.	4,200	72,366
SJW Corp.	3,900	116,766
Southwest Water Co.	6,700	21,574

		767,993

Wireless Telecommunication Services 0.2%
Centennial Communications Corp.*	18,600	149,916
FiberTower Corp.*	27,800	4,448
ICO Global Communications Holdings Ltd.*	26,700	30,171
iPCS, Inc.*	4,700	32,242
Syniverse Holdings, Inc.*	13,969	166,790
TerreStar Corp.*	15,700	6,280
USA Mobility, Inc.	6,400	74,048
Virgin Mobile USA, Inc., Class A*	8,600	7,224

		471,119

Total Common Stocks (cost $339,840,821)		202,940,634

30 Annual Report 2008

Closed End Fund 0.0%

	Shares	Market Value

Closed-End Fund 0.0%
Kayne Anderson Energy Development Co.	2,800	$21,028

Total Closed End Fund (cost $66,818)		21,028

Warrants 0.0%(b) (c)

Electric Utility 0.0%
GreenHunter Energy, Inc.	100	0

Total Warrants (cost $— )		0

Repurchase Agreement 2.2%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $4,524,304, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09 - 06/24/09; total market value of $4,614,782	$4,524,297	4,524,297

Total Repurchase Agreement (cost $4,524,297)		4,524,297

Total Investments (cost $344,431,936) (d) — 99.7%		207,485,959

Other assets in excess of liabilities — 0.3%		633,756

NET ASSETS — 100.0%		$208,119,715

*	Denotes a non-income producing security.

(a)	All or a part of the security was pledged as collateral for futures contracts as of December 31, 2008.

(b)	Fair Valued Security.

(c)	Illiquid security.

(d)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

Ltd.	Limited

NV	Public Traded Company

SA	Stock Company

At December 31, 2008, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of	Long		Covered by	Appreciation
Contracts	Contracts	Expiration	Contracts	(Depreciation)

107	Russell 2000 Mini Index	03/20/09	5,327,530	$308,263

			$5,327,530	$308,263

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 31

Statement of Assets and Liabilities
December 31, 2008

NVIT Small Cap
Index Fund

Assets:
Investments, at value (cost $339,907,639)	$202,961,662
Repurchase agreement, at value and cost	4,524,297

Total Investments	207,485,959

Cash	137,265
Interest and dividends receivable	319,374
Receivable for capital shares issued	23,842
Receivable for investments sold	162,522
Receivable for variation margin on futures contracts	148,086
Receivable from Adviser	6,049
Prepaid expenses and other assets	924

Total Assets	208,284,021

Liabilities:
Payable for capital shares redeemed	53,393
Accrued expenses and other payables:
Investment advisory fees	63,994
Fund administration fees	8,244
Custodian fees	3,494
Trustee fees	1,932
Compliance program costs (Note 3)	3,943
Professional fees	10,880
Printing fees	11,110
Other	7,316

Total Liabilities	164,306

Net Assets	$208,119,715

Represented by:
Capital	$351,189,405
Accumulated undistributed net investment income	168,066
Accumulated net realized losses from investment transactions and futures	(6,600,042)
Net unrealized appreciation/(depreciation) from investments	(136,945,977)
Net unrealized appreciation/(depreciation) from futures	308,263

Net Assets	$208,119,715

Net Assets:
Class Y Shares (a)	$208,119,715

Total	$208,119,715

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares (a)	34,701,655

Total	34,701,655

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$6.00

(a)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

32 Annual Report 2008

Statement of Operations
For the Year Ended December 31, 2008

NVIT Small Cap
Index Fund

INVESTMENT INCOME:
Interest income	$291,342
Dividend income	3,974,777
Foreign tax withholding	(109)

Total Income	4,266,010

EXPENSES:
Investment advisory fees	583,889
Fund administration fees	136,851
Custodian fees	36,914
Trustee fees	10,748
Compliance program costs (Note 3)	6,511
Professional fees	44,078
Printing fees	9,109
Other	68,105

Total expenses before earnings credit and expenses reimbursed	896,205
Earnings credit (Note 4)	(6,049)
Expenses reimbursed by adviser	(21,347)

Net Expenses	868,809

NET INVESTMENT INCOME	3,397,201

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	932,019
Net realized losses from futures transactions	(4,563,879)

Net realized losses from investment transactions and futures	(3,631,860)

Net change in unrealized appreciation/(depreciation) from investments	(111,472,459)
Net change in unrealized appreciation/(depreciation) from futures	(249,579)

Net change in unrealized appreciation/(depreciation) from investments and futures	(111,722,038)

Net realized/unrealized losses from investments and futures	(115,353,898)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(111,956,697)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 33

Statements of Changes in Net Assets

	NVIT Small Cap Index Fund

	Year Ended	Period Ended
	December 31, 2008	December 31, 2007 (a)
Operations:
Net investment income	$3,397,201	$3,683,122
Net realized gains (losses) from investment transactions and futures	(3,631,860)	419,154
Net change in unrealized appreciation/(depreciation) from investments and futures	(111,722,038)	(24,915,676)

Change in net assets resulting from operations	(111,956,697)	(20,813,400)

Distributions to Shareholders From:
Net investment income:
Class Y (b)	(3,398,727)	(3,703,388)
Net realized gains:
Class Y (b)	(3,197,561)	–
Return of capital:
Class Y (b)	(7,771)	–

Change in net assets from shareholder distributions	(6,604,059)	(3,703,388)

Change in net assets from capital transactions	(16,588,934)	367,786,193

Change in net assets	(135,149,690)	343,269,405

Net Assets:
Beginning of period	343,269,405	–

End of period	$208,119,715	$343,269,405

Accumulated undistributed net investment income at end of period	$168,066	$167,836

CAPITAL TRANSACTIONS:
Class Y Shares (b)
Proceeds from shares issued	$27,619,914	$52,716,461
Issued from in-kind transactions (Note 8)	–	320,652,408
Dividends reinvested	6,604,059	3,703,343
Cost of shares redeemed	(50,812,907)	(9,286,019)

Total Class Y	(16,588,934)	367,786,193

Change in net assets from capital transactions	$(16,588,934)	$367,786,193

SHARE TRANSACTIONS:
Class Y Shares (b)
Issued	3,317,352	5,416,086
Issued from in-kind transactions (Note 8)	–	32,065,241
Reinvested	825,356	376,438
Redeemed	(6,358,243)	(940,575)

Total Class Y Shares	(2,215,535)	36,917,190

Total change in shares	(2,215,535)	36,917,190

Amounts designated as “–” are zero or have been rounded to zero

(a)	For the period from April 13, 2007 (commencement of operations) through December 31, 2007

(b)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares

The accompanying notes are an integral part of these financial statements.

34 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Small Cap Index Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized											Ratio of
			and									Ratio of	Ratio of Net	Expenses
	Net Asset		Unrealized									Expenses	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net	Return		Net Asset		Net Assets	to Average	Income	Reimbursements)
	Beginning of	Investment	(Losses) from	from	Investment	Realized	of	Total	Value, End	Total	at End of	Net	to Average	to Average	Portfolio
	Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	of Period	Return (a)	Period	Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover
Class Y Shares (e)
Year Ended December 31, 2008	$9.30	0.10	(3.22)	(3.12)	(0.09)	(0.09)	–	(0.18)	$6.00	(34.01%)	$208,119,715	0.30%	1.19%	0.31%	29.74%
Period Ended December 31, 2007 (d)	$10.00	0.11	(0.70)	(0.59)	(0.11)	–	–	(0.11)	$9.30	(5.97%)	$343,269,405	0.27%	1.55%	0.28%	21.78%

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	For the period from April 13, 2007 (commencement of operations) through December 31, 2007.
(e) Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 35

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Jefferson National Life Insurance Company and Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Small Cap Index Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

36 Annual Report 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

2008 Annual Report 37

Notes to Financial Statements (Continued)
December 31, 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$202,961,662	$308,263	$4,524,297	$—	$—	$—	$207,485,959	$308,263

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

38 Annual Report 2008

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable periods 2007 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust.

2008 Annual Report 39

Notes to Financial Statements (Continued)
December 31, 2008

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. BlackRock Investment Management, LLC (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

Up to $1.5 billion	0.20%

of $1.5 billion up to $3 billion	0.19%

$3 billion or more	0.18%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $213,053 for the year ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.30% for the Fund’s Class Y shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount	Amount
Fiscal Period	Fiscal Year
2007	2008

—	$21,347

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

40 Annual Report 2008

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $6,511.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

2008 Annual Report 41

Notes to Financial Statements (Continued)
December 31, 2008

5. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $92,019,483 and sales of $83,599,224.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

8. Other

During the year ended December 31, 2007, the NVIT Small Cap Index Fund accepted securities eligible for investment by the Fund as consideration for Fund shares issued (“Purchase In-Kind”) to the NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate Fund, NVIT Investor Destinations Moderately Conservative Fund and NVIT Investor Destinations Conservative Fund, pursuant to no-action relief received from the Securities and Exchange Commission. Gartmore Variable Insurance Trust (no-action letter pub. avail. December 29, 2006).

On December 3, 2008, the Board of Trustees approved the discontinuance of the Fund’s Class VII shares.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

42 Annual Report 2008

9. Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2008, and the fiscal period ended December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total		Total
	Ordinary	Long-Term	Taxable		Distributions
Year	Income	Capital Gains	Distributions	Return of Capital	Paid

2008	$6,527,305	$68,983	$6,596,288	$7,771	$6,604,059

2007	3,703,388	—	3,703,388	—	3,703,388

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$—	$—	$—	$(3,891,004)	$(139,178,686)	$(143,069,690)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$346,664,645	$5,288,948	$(144,467,634)	$(139,178,686)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$1,560,367	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $2,330,637.

2008 Annual Report 43

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Small Cap Index Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008 and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period April 13, 2007 (commencement of operations) through December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

44 Annual Report 2008

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 60.51% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $68,983 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

2008 Annual Report 45

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

46 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 47

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

48 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 49

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

50 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 51

NVIT Technology and Communications Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

9	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-TC (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than that of other mutual funds.

Products of companies in which technology funds invest may be subject to severe competition and rapid obsolescence.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Standard & Poor’s (S&P) North American Technology Sector Indextm [formerly the Goldman Sachs Technology Composite Index (GSTI®)]: An unmanaged, modified, market capitalization-weighted index that is designed to measure the performance of companies in the technology sector.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Aberdeen Asset Management Inc.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Technology and Communications Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Technology and Communications Fund (Class I at NAV) registered -48.57% versus -43.33% for its benchmark, the Standard & Poor’s (S&P) North American Technology Sector Index [formerly the Goldman Sachs Technology Composite Index (GSTI®)]. For broader comparison, the average return for the Fund’s Lipper peer category of Science & Technology Funds (consisting of 57 funds as of December 31, 2008) was -45.44% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The Fund’s relative return benefited from both stock selection and an underweight position by the Fund in the software segment of the information technology (IT) sector. Fund performance also was helped by positions in QUALCOMM Inc., which designs, manufactures and markets digital wireless telecommunications products and services, and in American Tower Corp., a manufacturer and operator of wireless and broadcast communication towers. Shares of QUALCOMM rose, because the company is dominant in the wireless network market and is gaining market share versus its major competitors in the wireless chipset industry. American Tower Corp. benefited from recurring revenue streams from fees paid by wireless telecommunications companies for the use of the company’s wireless communication towers.

What areas of investment detracted from Fund performance?

Fund performance during the reporting period was hindered by stock selection in the IT subsectors of computers and peripherals, semiconductors and semiconductor equipment, internet software and services, and IT services. The most notable detractor to Fund performance among individual holdings was Seagate Technology LLC, a storage device manufacturer. The company’s shares fell as investors anticipated that a decline in personal computer sales would have a negative impact on company earnings. In addition, the Fund’s position in Anixter International Inc., a provider of communications products and specialty wire and cable products, hampered Fund results. The bulk of Anixter’s business is the distribution of cabling, electrical and related products and, therefore, the company is largely dependent on volume. Consequently, Anixter’s business has come under pressure as economic activity has abated.

What is your outlook for the near term?

Our near-term outlook suggests a continued negative economic environment. Larger businesses are contracting. Smaller businesses – the typical drivers of employment growth – are stagnant, and unable to get the financing commitments and reasonable terms they need. Consumers, whose spending comprises two-thirds of the U.S. economy, have started to save again. The savings rate rose from -1.0% to nearly 3.0% in the last three months of the reporting period. The U.S. economy should begin to show improvement as the cumulative effect of the recent massive policy initiatives – such as the Troubled Asset Relief Program (TARP) passed by Congress in 2008 – takes hold, but we believe that negative trends in gross domestic product (GDP) growth may continue for several quarters. All data point toward rising job losses and declining income, and there is little reason to expect a quick recovery.

Looking at the world from a stock-market perspective, we find that we have much greater room for optimism, because the stock market typically discounts ahead of turns in the broader economy. The recent market shocks and financial crises have created attractive investment opportunities. If the credit markets can return to some level of normalcy and the economy begins to stabilize, the decline in stock prices will present a buying opportunity. We believe that the U.S. markets could lead this trend, because fewer barriers exist to rapid restructuring as compared to those in other countries. Stock valuations are exceedingly low, given the near-deflationary and near-zero interest-rate environment. Earnings expectations have begun to drop, a process that we believe will continue, and these more realistic valuation expectations lead us to be more positive on the market outlook as a whole. We believe that our focus on finding good-quality businesses at attractive valuations will position the

4 Annual Report 2008

Fund appropriately to benefit from the opportunities presented by a potential economic recovery.

Subadviser:
Aberdeen Asset Management Inc.

Portfolio Managers:
Ralph Bassett and Robert W. Mattson

2008 Annual Report 5

Fund Performance	NVIT Technology and Communications Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Expense
	1 Yr.	5 yr.	Inception[2]	Ratio*

Class I	-48.57%	-6.55%	-14.19%	1.22%

Class II3	-48.79%	-6.83%	-14.36%	1.44%

Class III[3]	-48.59%	-6.57%	-14.12%	1.17%

Class VI3	-48.81%	-6.71%	-14.28%	1.29%

*	As of December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on June 30, 2000.

[3]	These returns, until the creation of the Class II shares (March 28, 2003), Class III shares (May 2, 2002) and Class VI shares (April 28, 2004), are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II, Class III and Class VI shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II and Class VI shares and therefore are lower than those of Class I. For Class III and Class VI shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III and Class VI shares would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Technology and Communications Fund versus performance of the S&P North American Technology Sector Index (S&P NATS Index)(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The S&P NATS Index, provides investors with a suite of equity benchmarks for U.S. traded technology related securities. The index series includes sub-indices, which are more narrowly based industry benchmarks consisting of twelve or more stocks that are selected from the universe of stocks in the S&P North American Technology Index.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

6 Annual Report 2008

Shareholder	NVIT Technology and Communications Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT Technology and Communications Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/2008[a]

Class I	Actual		1,000.00	637.00	5.51	1.34
	Hypothetical	[b]	1,000.00	1,018.40	6.82	1.34

Class II	Actual		1,000.00	635.50	6.41	1.56
	Hypothetical	[b]	1,000.00	1,017.29	7.94	1.56

Class III	Actual		1,000.00	637.10	5.27	1.28
	Hypothetical	[b]	1,000.00	1,018.70	6.52	1.28

Class VI	Actual		1,000.00	634.60	5.83	1.42
	Hypothetical	[b]	1,000.00	1,018.00	7.23	1.42

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Annual Report 7

Portfolio Summary	NVIT Technology and Communications Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	93.3%
Repurchase Agreement	3.2%
Other assets in excess of liabilities	3.5%

100.0%

Top Industries

Software	20.6%
Information Technology Services	15.5%
Communications Equipment	13.3%
Computers & Peripherals	13.3%
Semiconductors & Semiconductor Equipment	11.7%
Wireless Telecommunication Services	5.7%
Internet Software & Services	4.8%
Media	2.6%
Machinery	2.2%
Electronics	1.9%
Other	8.4%

100.0%

Top Holdings

QUALCOMM, Inc.	5.0%
Oracle Corp.	4.9%
Solera Holdings, Inc.	3.8%
Cognizant Technology Solutions Corp., Class A	3.8%
EMC Corp.	3.7%
American Tower Corp., Class A	3.7%
Cisco Systems, Inc.	3.6%
Alliance Data Systems Corp.	3.3%
SAIC, Inc.	3.2%
Google, Inc., Class A	2.9%
Other*	62.1%

100.0%

Top Countries

United States	75.6%
Japan	5.7%
Finland	2.8%
Germany	2.4%
Israel	2.1%
United Kingdom	2.0%
Republic of Korea	1.9%
Hong Kong	0.8%
Other*	6.7%

100.0%

*	For purposes of listing top holdings and countries, the repurchase agreement is included as part of Other.

8 Annual Report 2008

Statement of Investments
December 31, 2008

NVIT Technology and Communications Fund

Common Stocks 93.3%

	Shares	Market Value

FINLAND 2.8%
Communications Equipment 2.8%
Nokia OYJ ADR — FI	38,652	$602,971

GERMANY 2.4% (a)
Computers & Peripherals 2.4%
Wincor Nixdorf AG	10,790	504,565

HONG KONG 0.8% (a)
Semiconductors & Semiconductor Equipment 0.8%
ASM Pacific Technology Ltd.	53,570	176,567

ISRAEL 2.1%
Software 2.1%
Check Point Software Technologies Ltd.*	22,870	434,301

JAPAN 5.7% (a)
Electronic Equipment & Instruments 1.7%
Canon, Inc.	11,760	372,693

Machinery 2.2%
Fanuc Ltd.	6,393	458,299

Semiconductors & Semiconductor Equipment 1.8%
Omron Corp.	28,536	383,490

		1,214,482

REPUBLIC OF KOREA 1.9%
Electronics 1.9%
Samsung Electronics Co. Ltd. GDR — KR	4,000	409,600

UNITED KINGDOM 2.0% (a)
Wireless Telecommunication Services 2.0%
Vodafone Group PLC	206,585	422,911

UNITED STATES 75.6%
Communications Equipment 10.5%
Cisco Systems, Inc.*	47,009	766,247
QUALCOMM, Inc.	29,487	1,056,519
Tellabs, Inc.	99,330	409,240

		2,232,006

Computers & Peripherals 10.9%
Apple, Inc.*	5,547	473,437
Dell, Inc.*	42,510	435,302
EMC Corp.*	75,630	791,846
International Business Machines Corp.	7,259	610,917

		2,311,502

Information Technology Services 15.5%
Alliance Data Systems Corp.*	15,190	706,791
Automatic Data Processing, Inc.	13,170	518,108
Cognizant Technology Solutions Corp., Class A*	44,175	797,800
MasterCard, Inc., Class A	2,110	301,582
SAIC, Inc.	34,350	669,138
Wright Express Corp.	24,060	303,156

		3,296,575

Internet Software & Services 4.8%
Google, Inc., Class A*	2,005	616,838
Omniture, Inc.	38,150	405,916

		1,022,754

Media 2.6%
Comcast Corp., Class A	32,380	546,574

Semiconductors & Semiconductor Equipment 9.1%
Intel Corp.	32,501	476,465
Microsemi Corp.	47,280	597,619
NVIDIA Corp.*	59,870	483,151
Technologies, Inc.	30,650	364,122

		1,921,357

Software 18.5%
Adobe Systems, Inc.*	23,040	490,522
Citrix Systems, Inc.*	22,970	541,403
McAfee, Inc.*	13,610	470,498
Microsoft Corp.	30,494	592,803
Oracle Corp.*	58,608	1,039,120
Solera Holdings, Inc.	33,370	804,217

		3,938,563

Wireless Telecommunication Services 3.7%
American Tower Corp., Class A	26,871	787,858

		16,057,189

Total Common Stocks (cost $26,328,491)		19,822,586

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Technology and Communications Fund (Continued)

Repurchase Agreement 3.2%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $684,906, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09 — 06/24/09; total market value of $698,603	$684,905	$684,905

Total Repurchase Agreement (cost $684,905)		684,905

Total Investments (cost $27,013,396) (b) — 96.5%		20,507,491
Other assets in excess of liabilities — 3.5%		740,419

NET ASSETS — 100.0%		$21,247,910

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

GDR	Global Depositary Receipt

KR	Korea

Ltd.	Limited

OYJ	Public Traded Company

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT Technology
and Communications
Fund

Assets:
Investments, at value (cost $26,328,491)	$19,822,586
Repurchase agreement, at value and cost	684,905

Total Investments	20,507,491

Foreign currencies, at value (cost $625,210)	603,097
Interest and dividends receivable	23,883
Receivable for capital shares issued	175,599
Prepaid expenses and other assets	130

Total Assets	21,310,200

Liabilities:
Cash overdraft	2,734
Payable for capital shares redeemed	1,424
Accrued expenses and other payables:
Investment advisory fees	40,595
Fund administration fees	871
Distribution fees	1,091
Administrative services fees	3,525
Custodian fees	1,215
Trustee fees	219
Compliance program costs (Note 3)	446
Professional fees	1,238
Printing fees	7,796
Other	1,136

Total Liabilities	62,290

Net Assets	$21,247,910

Represented by:
Capital	$48,693,825
Accumulated undistributed net investment loss	(2,091)
Accumulated net realized losses from investment and foreign currency transactions	(20,915,477)
Net unrealized appreciation/(depreciation) from investments	(6,505,905)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(22,442)

Net Assets	$21,247,910

Net Assets:
Class I Shares	$7,252,063
Class II Shares	593,063
Class III Shares	8,722,595
Class VI Shares	4,680,189

Total	$21,247,910

Shares outstanding (unlimited number of shares authorized):
Class I Shares	3,257,753
Class II Shares	269,692
Class III Shares	3,880,913
Class VI Shares	2,112,963

Total	9,521,321

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$2.23
Class II Shares	$2.20
Class III Shares	$2.25
Class VI Shares	$2.21

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statement of Operations
For the Year Ended December 31, 2008

NVIT Technology
and Communications
Fund

INVESTMENT INCOME:
Interest income	$29,685
Dividend income	249,526
Income from securities lending (Note 2)	83,131
Foreign tax withholding	(8,537)

Total Income	353,805

EXPENSES:
Investment advisory fees	290,989
Fund administration fees	18,464
Distribution fees Class II Shares	2,489
Distribution fees Class VI Shares	22,625
Administrative services fees Class I Shares	14,605
Administrative services fees Class II Shares	1,579
Administrative services fees Class III Shares	29,544
Administrative services fees Class VI Shares	1,320
Custodian fees	9,123
Trustee fees	1,088
Compliance program costs (Note 3)	562
Professional fees	6,756
Printing fees	48,534
Other	9,867

Total expenses before earnings credit	457,545

Earnings credit (Note 5)	(1,158)

Net Expenses	456,387

NET INVESTMENT LOSS	(102,582)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(19,059,911)
Net realized gains from foreign currency transactions	29,159

Net realized losses from investment and foreign currency transactions	(19,030,752)

Net change in unrealized appreciation/(depreciation) from investments	(6,174,151)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(21,519)

Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	(6,195,670)

Net realized/unrealized losses from investments and foreign currency translations	(25,226,422)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(25,329,004)

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Statement of Changes in Net Assets

	NVIT Technology and Communications Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment loss	$(102,582)	$(323,588)
Net realized gains (losses) from investment and foreign currency transactions	(19,030,752)	11,714,709
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(6,195,670)	(2,595,263)

Change in net assets resulting from operations	(25,329,004)	8,795,858

Distributions to Shareholders From:
Net investment income:
Class I	–	–
Class II	–	–
Class III	–	–
Class VI	–	–
Net realized gains:
Class I	(1,783,820)	–
Class II	(141,073)	–
Class III	(2,126,150)	–
Class VI	(1,280,684)	–

Change in net assets from shareholder distributions	(5,331,727)	–

Change in net assets from capital transactions	(13,020,792)	6,785,323

Change in net assets	(43,681,523)	15,581,181

Net Assets:
Beginning of year	64,929,433	49,348,252

End of year	$21,247,910	$64,929,433

Accumulated undistributed net investment loss at end of year	$(2,091)	$(1)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,962,433	$9,500,673
Dividends reinvested	1,783,820	–
Cost of shares redeemed	(5,044,114)	(12,633,002)

Total Class I	(297,861)	(3,132,329)

Class II Shares
Proceeds from shares issued	10	812
Dividends reinvested	141,073	–
Cost of shares redeemed	(295,559)	(175,188)

Total Class II	(154,476)	(174,376)

Class III Shares
Proceeds from shares issued	4,193,894	18,934,383
Dividends reinvested	2,126,150	–
Cost of shares redeemed (a)	(15,076,382)	(16,250,246)

Total Class III	(8,756,338)	2,684,137

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Statements of Changes in Net Assets (Continued)

	NVIT Technology and Communications Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

CAPITAL TRANSACTIONS: (continued)
Class VI Shares
Proceeds from shares issued	$2,411,963	$10,618,912
Dividends reinvested	1,280,684	–
Cost of shares redeemed (a)	(7,504,764)	(3,211,021)

Total Class VI	(3,812,117)	7,407,891

Change in net assets from capital transactions:	$(13,020,792)	$6,785,323

SHARE TRANSACTIONS:
Class I Shares
Issued	813,388	1,969,797
Reinvested	569,911	–
Redeemed	(1,462,285)	(2,754,953)

Total Class I Shares	(78,986)	(785,156)

Class II Shares
Issued	3	28
Reinvested	45,508	–
Redeemed	(76,976)	(38,141)

Total Class II Shares	(31,465)	(38,113)

Class III Shares
Issued	1,242,543	3,841,858
Reinvested	672,832	–
Redeemed	(3,882,144)	(3,387,605)

Total Class III Shares	(1,966,769)	454,253

Class VI Shares
Issued	573,624	2,186,267
Reinvested	410,476	–
Redeemed	(1,989,022)	(712,535)

Total Class VI Shares	(1,004,922)	1,473,732

Total change in shares:	(3,082,142)	1,104,716

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

NVIT Technology and Communications Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset	Net	Unrealized									Ratio of	Investment	(Prior to
	Value,	Investment	Gains		Net	Net			Net Asset		Net Assets	Expenses	Income (Loss)	Reimbursements)
	Beginning	Income	(Losses) from	Total from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)		Turnover (d)

Class I Shares
Year Ended December 31, 2008	$5.14	(0.01)	(2.32)	(2.33)	–	(0.58)	(0.58)	–	$2.23	(48.57%)	$7,252,063	1.14%	(0.20%)	1	.14%(e)	527.24%
Year Ended December 31, 2007	$4.28	(0.03)	0.89	0.86	–	–	–	–	$5.14	20.09%	$17,136,885	1.22%	(0.60%)	1.22%		499.51%
Year Ended December 31, 2006	$3.85	(0.02)	0.45	0.43	–	–	–	–	$4.28	11.17%	$17,630,672	1.15%	(0.55%)	1	.15%(e)	352.39%
Year Ended December 31, 2005	$3.87	(0.02)	–	(0.02)	–	–	–	–	$3.85	(0.52%)	$15,010,453	1.28%	(0.63%)	1	.28%(e)	571.34%
Year Ended December 31, 2004	$3.71	(0.02)	0.18	0.16	–	–	–	–	$3.87	4.31%	$20,144,237	1.30%	(0.69%)	1	.30%(e)	728.29%

Class II Shares
Year Ended December 31, 2008	$5.10	(0.02)	(2.30)	(2.32)	–	(0.58)	(0.58)	–	$2.20	(48.79%)	$593,063	1.43%	(0.49%)	1	.43%(e)	527.24%
Year Ended December 31, 2007	$4.25	(0.04)	0.89	0.85	–	–	–	–	$5.10	20.00%	$1,534,524	1.44%	(0.83%)	1.44%		499.51%
Year Ended December 31, 2006	$3.84	(0.03)	0.44	0.41	–	–	–	–	$4.25	10.68%	$1,443,008	1.39%	(0.79%)	1	.39%(e)	352.39%
Year Ended December 31, 2005	$3.87	(0.04)	0.01	(0.03)	–	–	–	–	$3.84	(0.78%)	$1,575,017	1.53%	(0.89%)	1	.53%(e)	571.34%
Year Ended December 31, 2004	$3.72	(0.05)	0.20	0.15	–	–	–	–	$3.87	4.03%	$2,409,107	1.53%	(0.98%)	1	.53%(e)	728.29%

Class III Shares
Year Ended December 31, 2008	$5.18	(0.01)	(2.34)	(2.35)	–	(0.58)	(0.58)	–	$2.25	(48.59%)	$8,722,595	1.21%	(0.27%)	1	.21%(e)	527.24%
Year Ended December 31, 2007	$4.31	(0.03)	0.90	0.87	–	–	–	–	$5.18	20.19%	$30,289,783	1.17%	(0.57%)	1.17%		499.51%
Year Ended December 31, 2006	$3.88	(0.02)	0.45	0.43	–	–	–	–	$4.31	11.08%	$23,256,307	1.14%	(0.55%)	1	.14%(e)	352.39%
Year Ended December 31, 2005	$3.90	(0.02)	–	(0.02)	–	–	–	–	$3.88	(0.51%)	$17,975,168	1.29%	(0.64%)	1	.29%(e)	571.34%
Year Ended December 31, 2004	$3.74	(0.04)	0.20	0.16	–	–	–	–	$3.90	4.28%	$22,655,514	1.28%	(0.73%)	1	.28%(e)	728.29%

Class VI Shares
Year Ended December 31, 2008	$5.12	(0.01)	(2.32)	(2.33)	–	(0.58)	(0.58)	–	$2.21	(48.81%)	$4,680,189	1.28%	(0.34%)	1	.28%(e)	527.24%
Year Ended December 31, 2007	$4.27	(0.02)	0.87	0.85	–	–	–	–	$5.12	19.91%	$15,968,241	1.28%	(0.69%)	1.28%		499.51%
Year Ended December 31, 2006	$3.84	(0.02)	0.45	0.43	–	–	–	–	$4.27	11.20%	$7,018,265	1.24%	(0.65%)	1	.24%(e)	352.39%
Year Ended December 31, 2005	$3.87	(0.02)	(0.01)	(0.03)	–	–	–	–	$3.84	(0.78%)	$3,559,184	1.39%	(0.73%)	1	.39%(e)	571.34%
Period Ended December 31, 2004(f)	$3.59	(0.01)	0.29	0.28	–	–	–	–	$3.87	7.80%	$2,692,697	1.46%	(0.44%)	1	.46%(e)	728.29%

Amounts designated as “-” are zero or have been rounded to zero

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee waivers/reimbursements during the period.
(f)	For the period from April 28, 2004 (commencement of operations) through October 31, 2004.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 15

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Technology and Communications Fund (the “Fund”) (formerly “NVIT Global Technology and Communications Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

16 Annual Report 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$17,094,461	$—	$3,413,030	$—	$—	$—	$20,507,491	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of

18 Annual Report 2008

delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Fund did not have securities on loan.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management, Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA a management fee based on the Fund’s average daily net assets and the performance of the Fund. This performance-based fee varies depending on the Fund’s performance relative to its benchmark. This fee is intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees is the Goldman Sachs Technology Composite Index.

The calculation of the total management fee is done in two separate steps. First, the Fund pays a base fee (at the end of each quarter), as adjusted for any applicable breakpoints (the “Base Fee Breakpoints”) as described in the following table:

Fee Schedule	Base Fees

Up to $500 million	0.88%

$500 million up to $2 billion	0.83%

$2 billion or more	0.78%

The base fee results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the subadviser.

Out or Underperformance	Change in Fees

+/- 1 percentage point	+/- 0.02%

+/- 2 percentage points	+/- 0.04%

+/- 3 percentage points	+/- 0.06%

+/- 4 percentage points	+/- 0.08%

+/- 5 percentage points	+/- 0.10%

20 Annual Report 2008

These performance-based advisory fees are paid quarterly. Under this performance-based fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage shown above.

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $222,996 for the year ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.23% for the Fund’s Class I, Class II, Class III and Class VI shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. As of December 31, 2008, the Fund had no cumulative potential reimbursements.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, Class II, Class III and Class VI of the Fund.

For the year ended December 31, 2008, NFS received $48,723 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $562.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $16,816 and $8,547, respectively, from Class III and Class VI.

For the year ended December 31, 2007, the Fund had contributions to capital due to redemption fees in the amount of $14,383 and $4,978, respectively, from Class III and Class VI.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits

22 Annual Report 2008

are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $191,988,772 and sales of $206,378,701.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

2008 Annual Report 23

Notes to Financial Statements (Continued)
December 31, 2008

10. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

11. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$4,727,927	$603,800	$5,331,727	$—	$5,331,727

2007	—	—	—	—	—

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$—	$—	$—	$(18,112,401)	$(9,333,514)	$(27,445,915)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$29,818,563	$191,013	$(9,502,085)	$(9,311,072)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$13,642,668	2016

24 Annual Report 2008

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $4,467,642.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October currency losses in the amount of $2,091.

2008 Annual Report 25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Technology and Communications Fund (formerly NVIT Global Technology and Communications Fund) (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

26 Annual Report 2008

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 3.12% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $603,800 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

2008 Annual Report 27

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

28 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 31

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

32 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 33

NVIT U.S. Growth Leaders Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-USGL (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than that of other mutual funds.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Standard & Poor’s 500® (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Aberdeen Asset Management Inc.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT U.S. Growth Leaders Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT U.S. Growth Leaders Fund (Class III at NAV) registered -41.26% versus -37.00% for its benchmark, the Standard & Poor’s 500® (S&P 500) Index. For broader comparison, the average return for the Fund’s Lipper peer category of Multi-Cap Growth Funds (consisting of 149 funds as of December 31, 2008) was -42.50% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

Stock selection and an overweight allocation by the Fund to the biotechnology industry within the health-care sector, along with underweights by the Fund in insurance stocks and in the consumer staples sector, provided the most positive relative returns for the Fund during the reporting period. Gilead Sciences, Inc., a biotechnology firm, enhanced Fund performance in the biotechnology subsector. Shares of Gilead Sciences rose as the company experienced stronger-than-expected earnings growth propelled by its HIV treatment franchise. The Fund’s position in fast-food chain McDonald’s Corp. also contributed positively to Fund results. McDonald’s benefited from consumers’ flight to low-cost restaurants and retailers amid the ongoing economic recession.

What areas of investment detracted from Fund performance?

Fund performance during the reporting period was hampered most notably by stock selection in the industrials and energy sectors, and in the specialty retail segment of the consumer discretionary sector. An overweight position by the Fund in the information technology (IT) sector also had a negative impact on the Fund. The Fund’s holding in Transocean Inc., a provider of offshore contract drilling services for oil and gas wells, hindered Fund results, because contract rig activity is expected to drop with the recent declines in oil and gas prices. We have maintained the Fund’s position in the stock. Research In Motion Ltd. in the information technology sector also was a detractor from Fund performance. The company grew substantially and gained market share during the reporting period, but delivery delays of new products and increased marketing promotions tied to the company’s smart phones created a negative revision to the company’s analysts’ estimates of the company’s forward earnings.

What is your outlook for the near term?

Our near-term outlook suggests a continued negative economic environment. Larger businesses are contracting. Smaller businesses – the typical drivers of employment growth – are stagnant, and unable to get the financing commitments at reasonable terms they need. Consumers, whose spending comprises two-thirds of the U.S. economy, have started to save again. The savings rate rose from -1.0% to nearly 3.0% in the last three months of the reporting period. The U.S. economy should begin to show improvement as the cumulative effect of the recent massive policy initiatives – such as the Troubled Asset Relief Program (TARP) passed by Congress in 2008 – takes hold, but we believe that negative trends in gross domestic product (GDP) growth may continue for several quarters. All data point toward rising job losses and declining income, and there is little reason to expect a quick recovery.

Looking at the world from a stock-market perspective, we find that we have much greater room for optimism, because the stock market typically discounts ahead of turns in the broader economy. The recent market shocks and financial crises have created attractive investment opportunities. If the credit markets can return to some level of normalcy and the economy begins to stabilize, the decline in stock prices will present a buying opportunity. We believe that the U.S. markets could lead this trend, because fewer barriers exist to rapid restructuring as compared to those in other countries. Stock valuations are exceedingly low, given the near-deflationary and near-zero interest-rate environment. Earnings expectations have begun to drop, a process that we believe will continue, and these more realistic valuation expectations lead us to be more positive on the market outlook as a whole. We believe that our focus on finding good-quality businesses at attractive valuations will position the Fund appropriately to benefit from the opportunities presented by a potential economic recovery.

Subadviser:
Aberdeen Asset Management Inc.

Portfolio Managers:
Christopher Baggini, CFA, and Douglas Burtnick, CFA

4 Annual Report 2008

Fund Performance	NVIT U.S. Growth Leaders Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Expense
	1 Yr.	5 Yr.	Inception[2]	Ratio*

Class I3	-41.29%	-2.03%	0.65%	1.17%

Class II3	-41.47%	-2.29%	0.43%	1.43%

Class III[4]	-41.26%	-2.02%	0.72%	1.16%

*	As of December 31, 2007. Performance fees apply to the Fund, which may increase or decrease expenses. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges on additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on December 31, 2001.

[3]	These returns until the creation of the Class I shares (June 3, 2002) and Class II shares (March 21, 2003) are based on the performance of the Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class I and Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.

[4]	For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class III shares of the NVIT U.S. Growth Leaders Fund versus performance of the Standard & Poor’s 500 Index (S&P 500)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	NVIT U.S. Growth Leaders Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
NVIT U.S Growth Leaders Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/2008[a]

Class I	Actual		1,000.00	657.40	5.37	1.29
	Hypothetical	[b]	1,000.00	1,018.65	6.57	1.29

Class II	Actual		1,000.00	656.00	6.54	1.57
	Hypothetical	[b]	1,000.00	1,017.24	7.99	1.57

Class III	Actual		1,000.00	657.80	5.38	1.29
	Hypothetical	[b]	1,000.00	1,018.65	6.57	1.29

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	NVIT U.S. Growth Leaders Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	98.0%
Repurchase Agreement	2.3%
Liabilities in excess of other assets	(0.3)%

100.0%

Top Industries

Biotechnology	9.0%
Software	8.1%
Food & Staples Retailing	7.3%
Health Care Equipment & Supplies	7.0%
Semiconductors & Semiconductor Equipment	6.9%
Communications Equipment	6.5%
Oil, Gas & Consumable Fuels	6.0%
Hotels, Restaurants & Leisure	5.8%
Pharmaceuticals	5.3%
Specialty Retail	4.5%
Other	33.6%

100.0%

Top Holdings

Gilead Sciences, Inc.	5.6%
Wal-Mart Stores, Inc.	4.5%
Baxter International, Inc.	4.0%
Oracle Corp.	3.7%
Google, Inc., Class A	3.5%
Raytheon Co.	3.5%
QUALCOMM, Inc.	3.4%
EMC Corp.	3.4%
McDonald’s Corp.	3.4%
Cephalon, Inc.	3.4%
Other*	61.6%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

NVIT U.S. Growth Leaders Fund

Common Stocks 98.0%

	Shares	Market Value

Aerospace & Defense 3.5%
Raytheon Co.	21,350	$1,089,704

Air Freight & Logistics 2.5%
United Parcel Service, Inc., Class B	14,100	777,756

Beverages 2.0%
PepsiCo, Inc.	11,160	611,233

Biotechnology 9.0%
Cephalon, Inc.*	13,480	1,038,499
Gilead Sciences, Inc.*	34,040	1,740,806

		2,779,305

Capital Markets 2.6%
Charles Schwab Corp. (The)	49,100	793,947

Chemicals 2.2%
Monsanto Co.	9,520	669,732

Communications Equipment 6.5%
Juniper Networks, Inc.*	54,500	954,295
QUALCOMM, Inc.	29,560	1,059,135

		2,013,430

Computers & Peripherals 3.4%
EMC Corp.*	100,900	1,056,423

Diversified Financial Services 1.6%
JPMorgan Chase & Co.	15,400	485,562

Energy Equipment & Services 2.1%
Transocean Ltd.*	13,633	644,159

Food & Staples Retailing 7.3%
CVS Caremark Corp.	30,480	875,995
Wal-Mart Stores, Inc.	24,620	1,380,198

		2,256,193

Health Care Equipment & Supplies 7.0%
Baxter International, Inc.	22,860	1,225,067
St. Jude Medical, Inc.*	28,100	926,176

		2,151,243

Hotels, Restaurants & Leisure 5.8%
Darden Restaurants, Inc.	26,400	743,952
McDonald’s Corp.	16,760	1,042,304

		1,786,256

Information Technology Services 3.3%
Visa, Inc., Class A	19,640	1,030,118

Insurance 2.3%
MetLife, Inc.	20,700	721,602

Internet Software & Services 3.5%
Google, Inc., Class A*	3,550	1,092,158

Oil, Gas & Consumable Fuels 6.0%
EOG Resources, Inc.	14,900	992,042
Hess Corp.	15,800	847,512

		1,839,554

Pharmaceuticals 5.3%
Abbott Laboratories	13,500	720,495
Bristol-Myers Squibb Co.	39,200	911,400

		1,631,895

Semiconductors & Semiconductor Equipment 6.9%
Intel Corp.	47,200	691,952
Marvell Technology Group Ltd.*	123,800	825,746
NVIDIA Corp.*	76,400	616,548

		2,134,246

Software 8.1%
Citrix Systems, Inc.*	18,800	443,116
McAfee, Inc.*	26,400	912,648
Oracle Corp.*	63,730	1,129,933

		2,485,697

Specialty Retail 4.5%
GameStop Corp., Class A*	42,420	918,817
Urban Outfitters, Inc.*	31,500	471,870

		1,390,687

Textiles, Apparel & Luxury Goods 2.6%
Coach, Inc.*	38,100	791,337

Total Common Stocks (cost $33,773,717)		30,232,237

8 Annual Report 2008

Repurchase Agreement 2.3%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $709,534, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09 — 06/24/09; total market value of $723,724	$709,533	$709,533

Total Repurchase Agreement (cost $709,533)		709,533

Total Investments (cost $34,483,250) (a) — 100.3%		30,941,770

Liabilities in excess of other assets — (0.3%)		(87,839)

NET ASSETS — 100.0%		$30,853,931

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation / (depreciation) of securities.

Ltd.	Limited
The accompanying notes are an integral part of these financial statements.

2008 Annual Report 9

Statement of Assets and Liabilities
December 31, 2008

NVIT U.S.
Growth
Leaders
Fund

Assets:
Investments, at value (cost $33,773,717)	$30,232,237
Repurchase agreement, at value and cost	709,533

Total Investments	30,941,770

Interest and dividends receivable	42,658
Receivable for capital shares issued	8,103
Receivable for investments sold	661,604
Prepaid expenses and other assets	173

Total Assets	31,654,308

Liabilities:
Cash overdraft	3,737
Payable for investments purchased	655,609
Payable for capital shares redeemed	30,094
Accrued expenses and other payables:
Investment advisory fees	92,642
Fund administration fees	1,272
Distribution fees	2,623
Administrative services fees	4,095
Custodian fees	623
Trustee fees	300
Compliance program costs (Note 3)	612
Professional fees	1,704
Printing fees	5,858
Other	1,208

Total Liabilities	800,377

Net Assets	$30,853,931

Represented by:
Capital	$50,615,401
Accumulated net realized losses from investment transactions	(16,219,990)
Net unrealized appreciation/(depreciation) from investments	(3,541,480)

Net Assets	$30,853,931

Net Assets:
Class I Shares	$7,455,473
Class II Shares	12,828,414
Class III Shares	10,570,044

Total	$30,853,931

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,250,938
Class II Shares	2,180,317
Class III Shares	1,760,199

Total	5,191,454

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$5.96
Class II Shares	$5.88
Class III Shares	$6.01
The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Operations
For the Year Ended December 31, 2008

NVIT U.S.
Growth
Leaders
Fund

INVESTMENT INCOME:
Interest income	$28,753
Dividend income	452,046
Income from securities lending (Note 2)	5,936

Total Income	486,735

EXPENSES:
Investment advisory fees	449,473
Fund administration fees	22,672
Distribution fees Class II Shares	47,537
Administrative services fees Class I Shares	14,787
Administrative services fees Class II Shares	22,629
Administrative services fees Class III Shares	28,824
Custodian fees	2,698
Trustee fees	1,476
Compliance program costs (Note 3)	714
Professional fees	7,066
Printing fees	38,134
Other	6,584

Total expenses before earnings credit	642,594

Earnings credit (Note 5)	(1,104)

Net Expenses	641,490

NET INVESTMENT LOSS	(154,755)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(15,988,486)
Net change in unrealized appreciation/(depreciation) from investments	(8,432,128)

Net realized/unrealized losses from investments	(24,420,614)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,575,369)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statements of Changes in Net Assets

	NVIT U.S. Growth Leaders Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment loss	$(154,755)	$(326,578)
Net realized gains (losses) from investment transactions	(15,988,486)	10,292,574
Net change in unrealized appreciation/(depreciation) from investments	(8,432,128)	1,955,960

Change in net assets resulting from operations	(24,575,369)	11,921,956

Distributions to Shareholders From:
Net investment income:
Class I	–	–
Class II	–	–
Class III	–	–
Net realized gains:
Class I	(2,252,575)	–
Class II	(3,863,225)	–
Class III	(3,609,380)	–

Change in net assets from shareholder distributions	(9,725,180)	–

Change in net assets from capital transactions	1,592,360	(8,860,042)

Change in net assets	(32,708,189)	3,061,914

Net Assets:
Beginning of year	63,562,120	60,500,206

End of year	$30,853,931	$63,562,120

Accumulated undistributed net investment income (loss) at end of year	$–	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,652,957	$4,346,567
Dividends reinvested	2,252,575	–
Cost of shares redeemed	(4,383,426)	(3,427,328)

Total Class I	522,106	919,239

Class II Shares
Proceeds from shares issued	3,529,481	3,605,515
Dividends reinvested	3,863,225	–
Cost of shares redeemed	(4,421,297)	(4,324,344)

Total Class II	2,971,409	(718,829)

Class III Shares
Proceeds from shares issued	5,954,652	4,522,221
Dividends reinvested	3,609,380	–
Cost of shares redeemed (a)	(11,465,187)	(13,582,673)

Total Class III	(1,901,155)	(9,060,452)

Change in net assets from capital transactions:	$1,592,360	$(8,860,042)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Includes redemption fees — see Note 4 to Financial Statements.

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

	NVIT U.S. Growth Leaders Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
SHARE TRANSACTIONS:
Class I Shares
Issued	271,234	357,677
Reinvested	281,924	–
Redeemed	(456,145)	(297,271)

Total Class I Shares	97,013	60,406

Class II Shares
Issued	372,036	302,245
Reinvested	489,636	–
Redeemed	(494,962)	(374,115)

Total Class II Shares	366,710	(71,870)

Class III Shares
Issued	509,844	382,188
Reinvested	448,370	–
Redeemed	(1,157,071)	(1,175,701)

Total Class III Shares	(198,857)	(793,513)

Total change in shares:	264,866	(804,977)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the years indicated)

NVIT U.S. Growth Leaders Fund

	Operations				Distributions									Ratios / Supplemental Data

			Net
			Realized													Ratio of
			and													Net		Ratio of
			Unrealized													Investment		Expenses
	Net		Gains							Net				Ratio of		Income		(Prior to
	Asset	Net	(Losses)							Asset			Net	Expenses		(Loss) to		Reimbur-
	Value,	Investment	from	Total	Net	Net				Value,			Assets	to Average		Average		sements)
	Beginning	Income	Invest-	from	Investment	Realized	Return of	Total	Redemption	End	Total		at End	Net		Net		to Average Net	Portfolio
	of Year	(Loss)	ments	Operations	Income	Gains	capital	Distributions	Fees	of Year	Return		of Year	Assets		Assets		Assets (a)	Turnover (b)
Class I Shares
Year Ended December 31, 2008	$12.91	(0.02)	(4.76)	(4.78)	–	(2.17)	–	(2.17)	–	$5.96	(41.29%)		$7,455,473	1.19%		(0.21%)		1.19%	353.64%
Year Ended December 31, 2007	$10.53	(0.05)	2.43	2.38	–	–	–	–	–	$12.91	22.49%		$14,894,268	1.17%		(0.46%)		1.17%	344.07%
Year Ended December 31, 2006	$10.80	0.02	(0.08)	(0.06)	(0.02)	(0.18)	(0.01)	(0.21)	–	$10.53	(0	.29%)(c)	$11,509,519	1	.21%(d)	0	.26%(d)	1.21%	382.64%
Year Ended December 31, 2005	$11.56	(0.02)	1.32	1.30	–	(2.06)	–	(2.06)	–	$10.80	11.96%		$10,782,769	1.17%		(0.39%)		1.17%	447.55%
Year Ended December 31, 2004	$10.74	(0.08)	1.36	1.28	–	(0.46)	–	(0.46)	–	$11.56	12.41%		$6,369,160	1.29%		(0.77%)		1.29%	520.00%
Class II Shares
Year Ended December 31, 2008	$12.81	(0.04)	(4.72)	(4.76)	–	(2.17)	–	(2.17)	–	$5.88	(41.47%)		$12,828,414	1.43%		(0.45%)		1.43%	353.64%
Year Ended December 31, 2007	$10.49	(0.08)	2.40	2.32	–	–	–	–	–	$12.81	22.12%		$23,228,622	1.43%		(0.72%)		1.43%	344.07%
Year Ended December 31, 2006	$10.76	–	(0.07)	(0.07)	(0.01)	(0.18)	(0.01)	(0.20)	–	$10.49	(0	.50%)(c)	$19,776,880	1	.46%(d)	0	.02%(d)	1.46%	382.64%
Year Ended December 31, 2005	$11.55	(0.04)	1.31	1.27	–	(2.06)	–	(2.06)	–	$10.76	11.70%		$19,067,278	1.41%		(0.63%)		1.41%	447.55%
Year Ended December 31, 2004	$10.76	(0.08)	1.33	1.25	–	(0.46)	–	(0.46)	–	$11.55	12.10%		$10,593,140	1.53%		(1.03%)		1.53%	520.00%
Class III Shares
Year Ended December 31, 2008	$12.99	(0.03)	(4.78)	(4.81)	–	(2.17)	–	(2.17)	–	$6.01	(41.26%)		$10,570,044	1.21%		(0.23%)		1.21%	353.64%
Year Ended December 31, 2007	$10.61	(0.06)	2.44	2.38	–	–	–	–	–	$12.99	22.43%		$25,439,230	1.16%		(0.45%)		1.16%	344.07%
Year Ended December 31, 2006	$10.86	0.04	(0.08)	(0.04)	(0.02)	(0.18)	(0.01)	(0.21)	–	$10.61	(0	.29%)(c)	$29,193,807	1	.20%(d)	0	.31%(d)	1.20%	382.64%
Year Ended December 31, 2005	$11.62	(0.03)	1.33	1.30	–	(2.06)	–	(2.06)	–	$10.86	11.99%		$37,555,596	1.17%		(0.38%)		1.17%	447.55%
Year Ended December 31, 2004	$10.79	(0.11)	1.40	1.29	–	(0.46)	–	(0.46)	–	$11.62	12.45%		$33,157,914	1.29%		(0.77%)		1.29%	520.00%
Amounts designated as “–” are zero or have been rounded to zero
(a) There were no fee reductions during the year.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) Includes reimbursement from the Investment Adviser which increased the total return by 0.66%
(d) Excludes reimbursement from the Investment Adviser.
The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT U.S. Growth Leaders Fund (the “Fund”) (formerly “Nationwide NVIT U.S. Growth Leaders Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 15

Notes to Financial Statements (Continued)
December 31, 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

16 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$30,232,237	$—	$709,533	$—	$—	$—	$30,941,770	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(d)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Fund did not have securities on loan.

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

18 Annual Report 2008

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management, Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA a management fee based on the Fund’s average daily net assets and the performance of the Fund. This performance-based fee varies depending on the Fund’s performance relative to its benchmark. This fee is intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees is the S&P 500® Index.

The calculation of the total management fee is done in two separate steps. First, the Fund pays a base fee (at the end of each quarter), as adjusted for any applicable breakpoints (the “Base Fee Breakpoints”) as described in the table below. The base fee results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 36-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares over the performance period. Thus, if the Fund outperforms the S&P 500® Index by 12% or more over a 36-month rolling period, the Fund will pay the maximum management fee listed below. Conversely, if the Fund underperforms the S&P 500® Index by 12% or more over a 36-month rolling period, the Fund will pay the minimum management fee listed below. No adjustment takes place if the under- or overperformance is less than 12%. NFA pays/(charges) the entire performance component of the fee to the subadviser. Under this performance-based fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than 12%.

Net Assets	Minimum Fee	Base Fee	Maximum Fee

Up to $500 million	0.68%	0.90%	1.12%

$500 million up to $2 billion	0.62%	0.80%	0.98%

$2 billion or more	0.59%	0.75%	0.91%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $259,495 for the year ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.15% for the Fund’s Class I, Class II and Class III shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. As of December 31, 2008, the Fund had no cumulative potential reimbursements.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I, Class II and Class III of the Fund.

For the year ended December 31, 2008, NFS received $78,999 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of

20 Annual Report 2008

the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $714.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $4,940 from Class III.

For the year ended December 31, 2007, the Fund had contributions to capital due to redemption fees in the amount of $10,518 from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $173,561,743 and sales of $181,430,021.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

10. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$8,843,845	$881,335	$9,725,180	$—	$9,725,180

2007	—	—	—	—	—

22 Annual Report 2008

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$—	$—	$—	$(13,112,111)	$(6,649,359)	$(19,761,470)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$37,591,129	$881,778	$(7,531,137)	$(6,649,359)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$8,524,165	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $4,587,946.

2008 Annual Report 23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nationwide NVIT U.S. Growth Leaders Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

24 Annual Report 2008

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 2.86% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $881,338 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

2008 Annual Report 25

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

26 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

28 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

30 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2008 Annual Report 31

Van Kampen NVIT Comstock Value Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

8	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-CVAL (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. This can cause the Fund to underperform other funds that use different investing styles.

Stocks of small- and mid-sized companies may have more price volatility and be less liquid than those of larger, more established companies.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

Funds that invest in real estate investment trusts (REITs) are subject to greater volatility than that of other mutual funds.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Russell 1000® Value Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the largest 1,000 U.S. companies, based on market capitalization) with higher price-to-book ratios and lower forecasted growth values.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Van Kampen Asset Management.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

Van Kampen NVIT Comstock Value Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the Van Kampen NVIT Comstock Value Fund (Class I at NAV) registered -36.99% versus -36.85% for its benchmark, the Russell 1000® Value Index. For broader comparison, the average return for the Fund’s Lipper peer category of Equity Income Funds (consisting of 69 funds as of December 31, 2008) was -35.83% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

Relative to the Fund’s benchmark index, Fund performance was bolstered primarily by an overweight in the consumer staples sector. Although the sector posted a negative absolute return during the reporting period, this sector sustained a smaller decline than other areas of the market due to the sector’s defensiveness (low sensitivity to economic conditions). The Fund’s notable underweight in the industrials sector helped the Fund sidestep some of that sector’s weak performance, further benefiting relative Fund performance. Other positive contributors to the Fund on a relative basis were the Funds holdings in two stocks within the telecommunications services sector.

What areas of investment detracted from Fund performance?

The Fund’s minimal exposure to the utilities sector was one of the main detractors from relative Fund performance. The Fund’s significant underweight in energy stocks versus the benchmark index also proved to be an area of relative weakness. We have found very few energy stocks attractive, even with oil prices having fallen dramatically in recent months, because energy companies for the most part have not yet had to adjust to the less-robust economic scenario.

What is your outlook for the near term?

We continue to position the Fund from a bottom-up basis, selecting stocks that we believe have reasonable valuations relative to our assessment of fair value. Many cyclical stocks (those in more economically sensitive sectors such as energy and industrials) still appear unattractive by our risk-reward standards. At period-end the financials sector remained the largest sector weight in the Fund, with investments broadly diversified across banks, brokerage and insurance stocks. In regard to the health-care sector, given the Food and Drug Administration’s more conservative stance, we are carefully evaluating the Fund’s exposure to potential regulatory surprises. We will continue to monitor these sectors and weigh their impact on the Fund.

Subadviser:
Van Kampen Asset Management

Portfolio Managers:
B. Robert Baker, Jr.; Devin Armstrong, CFA;
Kevin C. Holt; Jason S. Leder; and James Warwick

4 Annual Report 2008

Fund Performance	Van Kampen NVIT Comstock Value Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

				Expense
	1 Yr.	5 Yr.	10 Yr.	Ratio*

Class I2	-36.99%	-2.64%	-2.20%	0.87%

Class II3	-37.22%	-2.97%	-2.41%	1.21%

Class IV3	-36.96%	-2.61%	-2.18%	0.83%

*	As of December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

[3]	These returns until the creation of the Class II shares (March 28, 2003) and Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II and Class IV shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II and therefore are lower than the annual returns of Class I.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Van Kampen NVIT Comstock Value Fund versus performance of the Russell 1000 Value Index(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Russell 1000 Value Index offers investors access to the large-cap value segment of the U.S. equity universe. The Russel 1000 Value is constructed to provide a comprehensive and unbiased barometer of the large-cap value market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate large-cap value manager’s opportunity set.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	Van Kampen NVIT Comstock Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Van Kampen NVIT Comstock Value Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class I	Actual		1,000.00	755.40	4.37	0.99
	Hypothetical	[b]	1,000.00	1,020.16	5.04	0.99

Class II	Actual		1,000.00	753.70	6.08	1.38
	Hypothetical	[b]	1,000.00	1,018.20	7.02	1.38

Class IV	Actual		1,000.00	755.60	4.19	0.95
	Hypothetical	[b]	1,000.00	1,020.36	4.84	0.95

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	Van Kampen NVIT Comstock Value Fund
December 31, 2008 (Unaudited)

Asset Allocation

Common Stocks	96.3%
Repurchase Agreement	4.5%
Liabilities in excess of other assets	(0	.8)%

	100.0%

Top Industries

Media	13.0%
Pharmaceuticals	12.8%
Insurance	10.5%
Food Products	7.5%
Diversified Telecommunication Services	5.5%
Diversified Financial Services	4.5%
Food & Staples Retailing	3.7%
Computers & Peripherals	3.6%
Commercial Banks	3.5%
Capital Markets	3.3%
Other	32.1%

100.0%

Top Holdings

Chubb Corp.,	5.1%
Comcast Corp., Class A,	4.2%
Bristol-Myers Squibb Co.	3.7%
Verizon Communications, Inc.	3.6%
Viacom, Inc., Class B	3.4%
Time Warner, Inc.	3.1%
International Paper Co.	2.9%
Wal-Mart Stores, Inc.	2.7%
Bank of New York Mellon Corp. (The)	2.7%
General Electric Co.	2.6%
Other*	66.0%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

Van Kampen NVIT Comstock Value Fund

Common Stocks 96.3%

	Shares	Market Value

Airline 0.1%
Southwest Airlines Co.	26,200	$225,844

Beverages 2.5%
Coca-Cola Co. (The)	67,400	3,051,198
Dr. Pepper Snapple Group, Inc.*	51,360	834,600

		3,885,798

Capital Markets 3.3%
Bank of New York Mellon Corp. (The)	150,521	4,264,260
Goldman Sachs Group, Inc. (The)	7,000	590,730
Merrill Lynch & Co., Inc.	25,800	300,312

		5,155,302

Chemicals 1.1%
E.I. Du Pont de Nemours & Co.	70,295	1,778,463

Commercial Banks 3.5%
Barclays PLC ADR — GB	10,300	100,940
PNC Financial Services Group, Inc.	31,500	1,543,500
U.S. Bancorp	44,900	1,122,949
Wells Fargo & Co.	93,800	2,765,224

		5,532,613

Communications Equipment 1.2%
Cisco Systems, Inc.*	73,100	1,191,530
Telefonaktiebolaget LM Ericsson ADR — SE	84,900	663,069

		1,854,599

Computers & Peripherals 3.6%
Dell, Inc.*	223,000	2,283,520
Hewlett-Packard Co.	39,800	1,444,342
International Business Machines Corp.	23,900	2,011,424

		5,739,286

Diversified Financial Services 4.5%
Bank of America Corp.	256,034	3,604,959
JPMorgan Chase & Co.	113,000	3,562,890

		7,167,849

Diversified Telecommunication Services 5.5%
AT&T, Inc.	106,200	3,026,700
Verizon Communications, Inc.	166,010	5,627,739

		8,654,439

Electrical Equipment 0.7%
Emerson Electric Co.	28,600	1,047,046

Energy Equipment & Services 1.1%
Halliburton Co.	94,400	1,716,192

Food & Staples Retailing 3.7%
CVS Caremark Corp.	54,600	1,569,204
Wal-Mart Stores, Inc.	77,600	4,350,256

		5,919,460

Food Products 7.5%
Cadbury PLC ADR — GB	111,580	3,980,059
Kraft Foods, Inc., Class A	143,811	3,861,325
Sara Lee Corp.	82,300	805,717
Unilever NV	128,300	3,149,765

		11,796,866

Health Care Equipment & Supplies 0.9%
Boston Scientific Corp.*	190,000	1,470,600

Health Care Providers & Services 2.7%
Cardinal Health, Inc.	79,200	2,730,024
UnitedHealth Group, Inc.	30,800	819,280
WellPoint, Inc.*	18,900	796,257

		4,345,561

Household Products 0.3%
Kimberly-Clark Corp.	10,000	527,400

Industrial Conglomerate 2.6%
General Electric Co.	257,500	4,171,500

Information Technology Services 0.8%
Computer Sciences Corp.*	25,100	882,014
Western Union Co. (The)	25,300	362,802

		1,244,816

Insurance 10.5%
Aflac, Inc.	15,500	710,520
Berkshire Hathaway, Inc., Class B*	400	1,285,600
Chubb Corp.	157,280	8,021,280
MetLife, Inc.	52,400	1,826,664
Torchmark Corp.	32,700	1,461,690
Travelers Cos., Inc. (The)	72,200	3,263,440

		16,569,194

Internet & Catalog Retail 0.3%
Liberty Media Corp. — Interactive, Class A*	144,274	450,135

Internet Software & Services 2.4%
eBay, Inc.*	225,900	3,153,564
Yahoo!, Inc.*	47,500	579,500

		3,733,064

Media 13.0%
Comcast Corp., Class A	397,700	6,713,176
Liberty Media Corp. — Entertainment, Series A*	97,456	1,703,531
News Corp., Class B	194,400	1,862,352

8 Annual Report 2008

Common Stocks (continued)
	Shares	Market Value

Media (continued)

Time Warner, Inc.	488,800	$4,917,328
Viacom, Inc., Class B*	278,100	5,300,586

		20,496,973

Metals & Mining 0.8%
Alcoa, Inc.	107,700	1,212,702
Multiline Retail 1.1%
J.C. Penney Co., Inc.	41,600	819,520
Macy’s, Inc.	89,400	925,290

		1,744,810

Oil, Gas & Consumable Fuels 1.9%
BP PLC ADR — GB	12,800	598,272
ConocoPhillips	23,000	1,191,400
Total SA ADR — FR	20,700	1,144,710

		2,934,382

Paper & Forest Products 2.9%
International Paper Co.	390,936	4,613,045

Pharmaceuticals 12.8%
Abbott Laboratories	22,800	1,216,836
Bristol-Myers Squibb Co.	249,800	5,807,850
Eli Lilly & Co.	48,200	1,941,014
GlaxoSmithKline PLC ADR — GB	17,600	655,952
Pfizer, Inc.	184,800	3,272,808
Roche Holding AG ADR — CH (a)	13,100	1,002,805
Schering-Plough Corp.	229,300	3,904,979
Wyeth	65,500	2,456,905

		20,259,149

Semiconductors & Semiconductor Equipment 1.3%
Intel Corp.	77,700	1,139,082
KLA-Tencor Corp.	44,300	965,297

		2,104,379

Software 0.6%
Microsoft Corp.	46,000	894,240

Specialty Retail 1.6%
Home Depot, Inc.	52,000	1,197,040
Lowe’s Cos., Inc.	60,700	1,306,264

		2,503,304

Tobacco 1.5%
Altria Group, Inc.	64,350	969,111
Philip Morris International, Inc.	33,250	1,446,706

		2,415,817

Total Common Stocks (cost $211,903,846)		152,164,828

Repurchase Agreement 4.5%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $7,133,446, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09 - 06/24/09; total market value of $7,276,103	$7,133,434	$7,133,434

Total Repurchase Agreement (cost $7,133,434)		7,133,434

Total Investments (cost $219,037,280) (b) — 100.8%		159,298,262

Liabilities in excess of other assets — (0.8%)		(1,217,593)

NET ASSETS — 100.0%		$158,080,669

*	Denotes a non-income producing security.

(a)	Fair Valued Security

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

CH	Switzerland

FR	France

GB	United Kingdom

NV	Public Traded Company

PLC	Public Limited Co.

SA	Stock Company

SE	Sweden

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 9

Statement of Assets and Liabilities
December 31, 2008

Van Kampen
NVIT Comstock
Value Fund

Assets:
Investments, at value (cost $211,903,846)	$152,164,828
Repurchase agreement, at value and cost	7,133,434

Total Investments	159,298,262

Interest and dividends receivable	388,151
Receivable for capital shares issued	236,921
Receivable for investments sold	145,894
Prepaid expenses and other assets	1,155

Total Assets	160,070,383

Liabilities:
Cash overdraft	18,305
Payable for investments purchased	1,799,047
Payable for capital shares redeemed	6,250
Accrued expenses and other payables:
Investment advisory fees	90,144
Fund administration fees	6,449
Distribution fees	17,580
Administrative services fees	21,090
Custodian fees	2,953
Trustee fees	1,535
Compliance program costs (Note 3)	3,133
Professional fees	8,773
Printing fees	11,310
Other	3,145

Total Liabilities	1,989,714

Net Assets	$158,080,669

Represented by:
Capital	$287,004,674
Accumulated undistributed net investment income	99,458
Accumulated net realized losses from investment transactions	(69,284,445)
Net unrealized appreciation/(depreciation) from investments	(59,739,018)

Net Assets	$158,080,669

Net Assets:
Class I Shares	$44,542,409
Class II Shares	86,316,563
Class IV Shares	27,221,697

Total	$158,080,669

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	6,373,313
Class II Shares	12,402,403
Class IV Shares	3,894,887

Total	22,670,603

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.99
Class II Shares	$6.96
Class IV Shares	$6.99

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Operations
For the Year Ended December 31, 2008

Van Kampen
NVIT Comstock
Value Fund

INVESTMENT INCOME:
Interest income	$222,823
Dividend income	8,207,321
Income from securities lending (Note 2)	23,919
Foreign tax withholding	(2,755)

Total Income	8,451,308

EXPENSES:
Investment advisory fees	1,896,726
Fund administration fees	132,150
Distribution fees Class II Shares	446,816
Administrative services fees Class I Shares	108,161
Administrative services fees Class II Shares	465,400
Administrative services fees Class IV Shares	45,910
Custodian fees	50,141
Trustee fees	8,514
Compliance program costs (Note 3)	3,929
Professional fees	41,466
Printing fees	56,448
Other	23,408

Total expenses before earnings credit	3,279,069
Earnings credit (Note 4)	(591)

Net Expenses	3,278,478

NET INVESTMENT INCOME	5,172,830

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(68,366,940)
Net change in unrealized appreciation/(depreciation) from investments	(57,249,781)

Net realized/unrealized losses from investments	(125,616,721)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(120,443,891)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Statements of Changes in Net Assets

	Van Kampen NVIT Comstock Value Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$5,172,830	$6,831,775
Net realized gains (losses) from investment	(68,366,940)	24,600,386
Net change in unrealized appreciation/(depreciation) from investments	(57,249,781)	(44,278,618)

Change in net assets resulting from operations	(120,443,891)	(12,846,457)

Distributions to Shareholders From:
Net investment income:
Class I	(1,325,267)	(1,832,766)
Class II	(2,957,984)	(4,072,513)
Class IV	(790,122)	(973,240)
Net realized gains:
Class I	(894,784)	(4,391,139)
Class II	(1,837,122)	(14,712,632)
Class IV	(548,563)	(2,268,434)

Change in net assets from shareholder distributions	(8,353,842)	(28,250,724)

Change in net assets from capital transactions	(172,274,833)	125,466,646

Change in net assets	(301,072,566)	84,369,465

Net Assets:
Beginning of year	459,153,235	374,783,770

End of year	$158,080,669	$459,153,235

Accumulated undistributed net investment income at end of year	$99,458	$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$21,469,237	$11,159,504
Dividends reinvested	2,220,051	6,223,885
Cost of shares redeemed	(41,373,750)	(28,413,813)

Total Class I	(17,684,462)	(11,030,424)

Class II Shares
Proceeds from shares issued	26,223,035	160,407,044
Dividends reinvested	4,795,106	18,785,105
Cost of shares redeemed	(182,026,764)	(37,242,024)

Total Class II	(151,008,623)	141,950,125

Class IV Shares
Proceeds from shares issued	1,731,075	3,305,118
Dividends reinvested	1,338,685	3,241,668
Cost of shares redeemed	(6,651,508)	(11,999,841)

Total Class IV	(3,581,748)	(5,453,055)

Change in net assets from capital transactions	$(172,274,833)	$125,466,646

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

	Van Kampen NVIT Comstock Value Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
SHARE TRANSACTIONS:
Class I Shares
Issued	2,559,214	876,764
Reinvested	240,133	518,146
Redeemed	(4,542,177)	(2,211,679)

Total Class I Shares	(1,742,830)	(816,769)

Class II Shares
Issued	2,541,127	12,546,118
Reinvested	510,446	1,582,125
Redeemed	(18,304,899)	(2,816,053)

Total Class II Shares	(15,253,326)	11,312,190

Class IV Shares
Issued	187,896	264,534
Reinvested	145,101	269,865
Redeemed	(696,788)	(942,136)

Total Class IV Shares	(363,791)	(407,737)

Total change in shares	(17,359,947)	10,087,684

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 13

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the years indicated.)

Van Kampen NVIT Comstock Value Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Year	Income	Investments	Operations	Income	Gains	Distributions	of Year	Return	Year	Net Assets	Net Assets	Net Assets		Turnover (b)
Class I Shares
Year Ended December 31, 2008	$11.50	0.20	(4.38)	(4.18)	(0.19)	(0.14)	(0.33)	$6.99	(36.99%)	$44,542,409	0.94%	2.03%	0	.94%(a)	44.30%
Year Ended December 31, 2007	$12.54	0.23	(0.49)	(0.26)	(0.22)	(0.56)	(0.78)	$11.50	(2.22%)	$93,367,104	0.87%	1.78%	0	.87%(a)	29.74%
Year Ended December 31, 2006	$11.53	0.23	1.55	1.78	(0.21)	(0.56)	(0.77)	$12.54	15.91%	$112,029,051	0.93%	1.84%	0	.93%(a)	25.62%
Year Ended December 31, 2005	$11.53	0.20	0.29	0.49	(0.19)	(0.30)	(0.49)	$11.53	4.25%	$103,564,811	0.94%	1.65%	0	.94%(a)	33.13%
Year Ended December 31, 2004	$9.94	0.14	1.59	1.73	(0.14)	–	(0.14)	$11.53	17.50%	$112,201,962	0.94%	1.41%	0	.94%(a)	31.95%

Class II Shares
Year Ended December 31, 2008	$11.45	0.16	(4.35)	(4.19)	(0.16)	(0.14)	(0.30)	$6.96	(37.22%)	$86,316,563	1.28%	1.68%	1	.28%(a)	44.30%
Year Ended December 31, 2007	$12.50	0.17	(0.48)	(0.31)	(0.18)	(0.56)	(0.74)	$11.45	(2.61%)	$316,794,259	1.21%	1.42%	1	.21%(a)	29.74%
Year Ended December 31, 2006	$11.50	0.16	1.58	1.74	(0.18)	(0.56)	(0.74)	$12.50	15.56%	$204,233,443	1.26%	1.45%	1	.26%(a)	25.62%
Year Ended December 31, 2005	$11.50	0.14	0.31	0.45	(0.15)	(0.30)	(0.45)	$11.50	3.95%	$60,617,204	1.28%	1.31%	1	.31%(a)	33.13%
Year Ended December 31, 2004	$9.93	0.11	1.58	1.69	(0.12)	–	(0.12)	$11.50	17.08%	$34,312,189	1.20%	1.20%	1	.28%(a)	31.95%

Class IV Shares
Year Ended December 31, 2008	$11.50	0.20	(4.37)	(4.17)	(0.20)	(0.14)	(0.34)	$6.99	(36.96%)	$27,221,697	0.90%	2.07%	0	.90%(a)	44.30%
Year Ended December 31, 2007	$12.54	0.23	(0.49)	(0.26)	(0.22)	(0.56)	(0.78)	$11.50	(2.19%)	$48,991,872	0.83%	1.81%	0	.83%(a)	29.74%
Year Ended December 31, 2006	$11.53	0.23	1.55	1.78	(0.21)	(0.56)	(0.77)	$12.54	15.94%	$58,521,276	0.90%	1.86%	0	.90%(a)	25.62%
Year Ended December 31, 2005	$11.52	0.19	0.31	0.50	(0.19)	(0.30)	(0.49)	$11.53	4.36%	$55,297,136	0.93%	1.67%	0	.93%(a)	33.13%
Year Ended December 31, 2004	$9.94	0.15	1.57	1.72	(0.14)	–	(0.14)	$11.52	17.42%	$55,683,208	0.91%	1.42%	0	.91%(a)	31.95%
Amounts designated as “-” are zero or have been rounded to zero.

(a)	There were no fee reductions during the year.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

14 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Van Kampen NVIT Comstock Value Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 15

Notes to Financial Statements (Continued)
December 31, 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

16 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$151,162,023	$—	$8,136,239	$—	$—	$—	$159,298,262	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(d)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) for each new loan of U.S securities, the borrower delivers cash or securities as collateral, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) the borrower is thereafter required to mark-to-market the collateral on a daily basis and deposit additional collateral so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest earned on the loaned securities while simultaneously seeking to earn income on the investment of cash collateral. Securities lending entails the risks of delay or restrictions in recovery of the loaned securities or disposal of collateral should a borrower of securities fail financially. The Fund may loan only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and only when, in the judgment of the adviser, the consideration which can be earned from the securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Fund did not have securities on loan.

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

18 Annual Report 2008

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Van Kampen Asset Management (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

Up to $50 million	0.80%

$50 million up to $250 million	0.65%

$250 million up to $500 million	0.60%

$500 million or more	0.55%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $919,746 for the year ended December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2008, NFS received $634,465 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $3,929.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $125,675,247 and sales of $278,791,373.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s

20 Annual Report 2008

maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

8. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

9. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Tax	Total
	Ordinary	Long-Term	Taxable	Exempt	Distributions
Year	Income	Capital Gains	Distributions	Distributions	Paid

2008	$5,549,126	$2,804,716	$8,353,842	$—	$8,353,842

2007	8,492,723	19,758,001	28,250,724	—	28,250,724

2008 Annual Report 21

Notes to Financial Statements (Continued)
December 31, 2008

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$99,458	$—	$99,458	$—	$(53,416,956)	$(75,606,507)	$(128,924,005)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$234,904,769	$924,594	$(76,531,101)	$(75,606,507)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$33,825,834	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $19,591,122.

22 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Van Kampen NVIT Comstock Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 23

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 98.92% of income dividends that qualify for the dividends received deduction available to corporations.

The Fund intends to designate $2,804,716 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

24 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 25

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

26 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

28 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 29

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30 Annual Report 2008

NVIT Multi Sector Bond Fund
(formerly Van Kampen NVIT Multi Sector Bond Fund)
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

9	Statement of Investments

21	Statement of Assets and Liabilities

22	Statement of Operations

23	Statements of Changes in Net Assets

24	Financial Highlights

25	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MSB (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

Investing in high-yield bonds typically involves greater risk and price volatility than investing in higher-rated debt securities.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

Citigroup U.S. Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted, fixed-income index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage and investment-grade corporate securities with maturities of one year or more, and generally represents the U.S. bond market.

Citigroup High Yield Market Index: An unmanaged index that reflects the performance of below-investment-grade debt, including cash-pay and deferred-interest securities, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of developed government bond markets in 20-plus countries; includes securities with maturities of one year or more that are deemed suitable for global investors, based on quality, size, pricing and currency.

J.P. Morgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns for traded external debt instruments of emerging markets, including external-currency-denominated Brady bonds, loans, eurobonds and U.S. dollar-denominated local markets instruments.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Morgan Stanley Investment Management Inc.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board’s slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

NVIT Multi Sector Bond Fund
(formerly Van Kampen NVIT Multi Sector Bond Fund)*

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2008, the NVIT Multi Sector Bond Fund (Class I at NAV) registered -17.29% versus 0.40% for its benchmark, a blend of 60% Citigroup U.S. Broad Investment-Grade Bond Index, 15% Citigroup High Yield Market Index, 15% Citigroup World Government Bond Index (Unhedged), and 10% J.P. Morgan Emerging Markets Bond Index. For broader comparison, the average return for the Fund’s Lipper peer category of General Bond Funds (consisting of 59 funds as of December 31, 2008) was -9.18% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The Fund held an underweight allocation to the high-yield sector throughout the reporting period, which helped Fund performance as investor-risk aversion hindered the performance of lower-quality securities. We maintained a Fund underweight to investment-grade corporate credits for much of the reporting period, gradually increasing to a slight overweight by period-end. This positioning proved beneficial to the Fund because the investment-grade corporate sector experienced extreme volatility yet turned in good performance in the last two months of the reporting period.

What areas of investment detracted from Fund performance?

The Fund’s overweight allocation to the mortgage sector, largely non-Agency mortgage securities, was by far the largest detractor from Fund performance. The fundamentals of the mortgage market deteriorated as delinquencies rose and home prices declined. The Fund’s allocation in the sector was reduced to less than 3% of Fund holdings by period-end. A position in triple-A-rated commercial mortgage-backed securities (CMBS) detracted from Fund performance due to spread widening in the sector. A small overweight to emerging market debt also held back Fund returns, as did an overweight to the Japanese yen and an underweight to the euro early in the reporting period.

What is your outlook for the near term?

We believe investment-grade corporate bonds will perform well in 2009, because current spreads in the sector are at extremely wide (pessimistic) levels. We also believe that Agency mortgage pass-throughs will continue to perform well, as these bonds did in December 2008. With prices in the high-yield market at all-time lows and spreads at more pessimistic levels than were seen during the past two recessions, we believe that the high-yield sector has strong return potential over the longer term. We expect to see high-yield defaults rise in 2009, however, which will make security selection of even greater importance. Emerging market debt also appears to have good return potential for 2009. We will continue to monitor closely the market, seeking opportunities to add to Fund positions where valuations appear attractive.

Subadviser:
Morgan Stanley Investment Management Inc.

Portfolio Managers:
W. David Armstrong, Abigail McKenna and Sanjay Verma

*	The NVIT Board, on January 16, 2009, terminated Van Kampen Asset Management as the subadviser to this fund, and approved the retention of Logan Circle Partners, L.P., to serve as the new subadviser to this fund, effective as of or around January 20, 2009.

4 Annual Report 2008

Fund Performance	NVIT Multi Sector Bond Fund

Average Annual Total Return1
For Periods Ended December 31, 2008

				Expense
	1 Yr.	5 Yr.	10 Yr.	Ratio*

Class I2	-17.29%	-0.25%	2.87%	0.96%

*	As of December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Multi Sector Bond Fund versus performance of the NVIT Multi Sector Bond Composite Index (the Composite)(a), Citigroup U.S. Broad Investment-Grade Bond Index (Citigroup USBIG Index)(b), Citigroup U.S. High Yield Market Index(c), Citigroup World Government Bond Index-unhedged(d), JP Morgan Emerging Markets Bond Index (JP Morgan EMBI Global)(e), and The Consumer Price Index (CPI)(f) over the 10-year period ended 12/31/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite is a combination of Citigroup U.S. Broad Investment-Grade Bond Index (60%), Citigroup U.S. High-Yield Market Index (15%), Citigroup World Government Bond Index — unhedged (15%) and J.P. Morgan Emerging Market Bond Index (10%). Unlike mutual funds, the

2008 Annual Report 5

Fund Performance	NVIT Multi Sector Bond Fund
(Continued)

composite index does not include expenses. If expenses were included, the actual returns would be lower.

(b)	The Citigroup USBIG Index is designed to track the performance of bonds issued in the U.S. investment grade bond market. The USBIG Index includes institutionally traded U.S. Treasury, government-sponsored (U.S. agency and supranational), mortgage, asset-backed, and investment-grade securities and provides a reliable and fair benchmark for an investment-grade portfolio manager.

(c)	The Citigroup U.S. High-Yield Market Index captures the performance of below-investment grade debt issued by corporations domiciled in the United States and Canada.

(d)	The Citigroup World Government Bond Index-unhedged includes the 21 government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States.

(e)	The J.P. Morgan EMBI Global, which currently covers 27 emerging market countries. Included in the EMBI Global are U.S.-dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by sovereign and quasi-sovereign entities.

(f)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

6 Annual Report 2008

Shareholder	NVIT Multi Sector Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
NVIT Multi Sector			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Bond Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class I	Actual		1,000.00	892.40	4.85	1.02
	Hypothetical	[b]	1,000.00	1,020.01	5.19	1.02

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2008 Annual Report 7

Portfolio Summary	NVIT Multi Sector Bond Fund
December 31, 2008 (Unaudited)

Asset Allocation

U.S. Government Mortgage Backed Agencies	41.1%
Corporate Bonds	30.5%
Sovereign Bonds	18.4%
U.S. Government Sponsored & Agency Obligations	13.2%
U.S. Government Agency & Obligations	11.0%
Collateralized Mortgage Obligations	2.7%
Asset-Backed Securities	2.4%
Repurchase Agreement	1.6%
Interest Only Bonds	0.7%
Yankee Dollars	0.3%
Call Option Purchased	0.2%
Preferred Stock	0.1%
Liabilities in excess of other assets	(22.2)%

100.0%

Top Industries

Other Financial	3.5%
Diversified Financial Services	3.1%
Telecommunications	2,8%
Electric Power	2.4%
Oil, Gas & Consumable Fuels	2.2%
Media	2.1%
Banks	1.6%
Health Care Providers & Services	1.5%
Pipelines	1.0%
Food & Staples Retailing	0.9%
Other	78.9%

100.0%

Top Holdings

U.S. Treasury Bills, 1.46%, 01/08/09	8.4%
Freddie Mac Gold Pool, Gold, Pool # C02851, 5.50%, 05/01/37	4.8%
Bundesrepublik Deutschland (EUR), 5.63%, 01/04/28	4.6%
Federal Home Loan Mortgage Corp. TBA, 5.00%, 01/15/38	4.1%
Fannie Mae Pool, Pool # 257231, 5.50%, 06/01/38	3.8%
Federal Home Loan Mortgage Corp., Series RB, 0.50%, 01/13/09	3.5%
Federal Home Loan Mortgage Corp. TBA, 4.50%, 01/01/34	3.4%
Freddie Mac Gold Pool, Gold, Pool # G05087, 5.00%, 01/01/37	3.2%
Federal National Mortgage Association, 0.00%, 02/04/09	3.1%
Federal National Mortgage Association TBA, 5.50%, 01/15/37	3.1%
Other*	58.0%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

8 Annual Report 2008

Statement of Investments
December 31, 2008

NVIT Multi Sector Bond Fund

Corporate Bonds 30.6%

	Principal Amount	Market Value

Aerospace & Defense 0.4%
Hexcel Corp., 6.75%, 02/01/15	$135,000	$102,600
Honeywell International, Inc., 5.30%, 03/01/18	140,000	142,839
L-3 Communications Corp., 5.88%, 01/15/15	90,000	81,000
Systems 2001 AT LLC, 6.66%, 09/15/13 (b)	214,814	205,533

		531,972

Auto Components 0.1%
ArvinMeritor, Inc., 8.75%, 03/01/12	225,000	121,500

Banks 1.6%
Banco ABN AMRO Real SA (BRL), 16.20%, 02/22/10	410,000	177,209
Bank of America Corp.
5.75%, 12/01/17	50,000	49,922
5.65%, 05/01/18	525,000	528,115
Bank of New York Mellon Corp. (The)
Series G,
4.50%, 04/01/13	90,000	89,489
5.13%, 08/27/13	245,000	250,350
Credit Suisse New York, 6.00%, 02/15/18	150,000	137,749
HBOS PLC, 6.75%, 05/21/18(b)	240,000	211,224
UBS AG, 8.51%, 04/09/09(b)(c)	37,900,000	268,679
Wachovia Corp., 5.50%, 05/01/13	335,000	331,262
Wells Fargo & Co., 5.63%, 12/11/17	220,000	229,522

		2,273,521

Beverages 0.1%
Dr Pepper Snapple Group, Inc., (b) 6.82%, 05/01/18	135,000	133,157

Biotechnology 0.2%
Amgen, Inc., 5.85%, 06/01/17	60,000	61,965
Biogen Idec, Inc., 6.88%, 03/01/18	220,000	214,951

		276,916

Chemicals 0.5%
E. I. Du Pont de Nemours & Co., 6.00%, 07/15/18	75,000	78,771
Innophos, Inc., 8.88%, 08/15/14	430,000	301,000
Johnsondiversey, Inc., 9.63%, 05/15/12	180,000	147,600
Nalco Co., 7.75%, 11/15/11	165,000	158,400

		685,771

Commercial Services & Supplies 0.4%
ARAMARK Corp., 8.50%, 02/01/15	60,000	54,300
Interface, Inc.
10.38%, 02/01/10	60,000	59,400
9.50%, 02/01/14	225,000	180,000
Iron Mountain, Inc.
8.63%, 04/01/13	195,000	183,300
7.75%, 01/15/15	180,000	161,550

		638,550

Computers & Peripherals 0.2%
Dell, Inc., 5.65%, 04/15/18	155,000	138,734
Hewlett-Packard Co., 5.50%, 03/01/18	130,000	131,199

		269,933

Consumer Goods 0.2%
Procter & Gamble Co., 4.60%, 01/15/14	310,000	324,850

Containers & Packaging 0.4%
Berry Plastics Holding Corp., 8.88%, 09/15/14	535,000	232,725
Graphic Packaging International Corp., 9.50%, 08/15/13	165,000	113,850
Owens-Illinois, Inc., 7.50%, 05/15/10	230,000	227,700

		574,275

Diversified Financial Services 3.1%
AIG SunAmerica Global Financing VI, 6.30%, 05/10/11 (b)	395,000	339,649
Alfa MTN Invest Ltd., 9.25%, 06/24/13 (b)	150,000	86,250
American General Finance Corp., 4.63%, 05/15/09	95,000	81,479
Axcan Intermediate Holdings, Inc., 12.75%, 03/01/16	115,000	96,600
Bear Stearns Cos., LLC (The), 5.55%, 01/22/17	260,000	247,517
Citigroup, Inc., 6.13%, 05/15/18	205,000	207,280
Credit Suisse USA, Inc., 5.13%, 08/15/15	40,000	36,330
Farmers Exchange Capital, 7.05%, 07/15/28(b)	285,000	174,479

2008 Annual Report 9

Statement of Investments (Continued)
December 31, 2008

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Diversified Financial Services (continued)

Ford Motor Credit Co. LLC, 7.25%, 10/25/11	$1,470,000	$1,073,848
Goldman Sachs Group, Inc. (The)
6.15%, 04/01/18	180,000	172,973
6.75%, 10/01/37	355,000	288,213
Harley-Davidson Funding Corp., 6.80%, 06/15/18 (b)	155,000	83,642
HSBC Finance Corp., 6.50%, 05/05/09	140,000	194,771
John Hancock Global Funding II, Series II, 7.90%, 07/02/10 (b)	155,000	159,934
KAR Holdings, Inc., 8.75%, 05/01/14	160,000	70,400
Merrill Lynch & Co., Inc., 6.88%, 04/25/18	470,000	491,632
NYSE Euronext, Inc., 4.80%, 06/28/13	115,000	111,545
Pearson Dollar Finance Two PLC, 6.25%, 05/06/18 (b)	100,000	84,261
SLM Corp., 8.45%, 06/15/18	285,000	225,327
TNK-BP Finance SA, 7.88%, 03/13/18 (b)	388,000	194,000

		4,420,130

Diversified Minerals 0.1%
Rio Tinto Finance USA Ltd., 6.50%, 07/15/18	120,000	87,981

Electric Power 2.4%
AES Corp. (b)
8.75%, 05/15/13	315,000	302,400
8.00%, 06/01/20	435,000	337,125
Alabama Power Co., 5.80%, 11/15/13	65,000	67,648
Detroit Edison Co. (The), 6.13%, 10/01/10	200,000	201,155
Edison Mission Energy, 7.75%, 06/15/16	140,000	124,600
Entergy Gulf States, Inc., 2.60%, 12/01/09 (d)	105,000	101,132
Georgia Power Co., 6.00%, 11/01/13	50,000	52,557
Intergen NV, 9.00%, 06/30/17 (b)	355,000	291,100
Mirant Americas Generating LLC, 8.50%, 10/01/21	490,000	372,400
National Grid PLC (EUR), 5.00%, 07/02/18	110,000	137,552
NRG Energy, Inc., 7.38%, 01/15/17	325,000	299,000
Ohio Power Co., 6.00%, 06/01/16	225,000	215,276
Peco Energy Co., 5.35%, 03/01/18	165,000	157,517
Texas Competitive Electric Holdings Co. LLC (b)
10.25%, 11/01/15	870,000	617,700
10.25%, 11/01/15	180,000	127,800
Union Electronic Co., 6.70%, 02/01/19	100,000	91,118

		3,496,080

Electronic Equipment & Instruments 0.3%
Cooper Industries, Inc., 5.25%, 11/15/12	205,000	207,074
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	230,000	211,910
NXP BV/NXP Funding LLC, 7.88%, 10/15/14	100,000	39,000

		457,984

Financial Institutions 0.6% (b)
GMAC LLC
6.88%, 09/15/11	1,022,000	837,284
7.50%, 12/31/13	20,000	14,591
8.00%, 12/31/18	25,000	13,108

		864,983

Food & Staples Retailing 0.9%
Delhaize America, Inc., 9.00%, 04/15/31	356,000	360,030
Kroger Co. (The)
5.00%, 04/15/13	70,000	67,388
6.40%, 08/15/17	100,000	100,847
Rite Aid Corp., 8.63%, 03/01/15	420,000	144,900
Wal-Mart Stores, Inc., 4.25%, 04/15/13	230,000	236,734
Walgreen Co., 4.88%, 08/01/13	80,000	82,389
Yum! Brands, Inc., 8.88%, 04/15/11	295,000	298,802

		1,291,090

Food Products 0.5%
ConAgra Foods, Inc.
7.00%, 10/01/28	65,000	63,765
8.25%, 09/15/30	100,000	109,669
General Mills, Inc., 5.25%, 08/15/13	110,000	110,663
Kraft Foods, Inc.
6.75%, 02/19/14	35,000	36,322
6.13%, 08/23/18	135,000	133,093

10 Annual Report 2008

Corporate Bonds (continued)
	Principal Amount	Market Value

Food Products (continued)

Michael Foods, Inc., 8.00%, 11/15/13	$120,000	$103,200
Pilgrim’s Pride Corp., 7.63%, 05/01/15 (e)	295,000	79,650
Smithfield Foods, Inc., 8.00%, 10/15/09	90,000	85,500

		721,862

Health Care Equipment & Supplies 0.5%
Baxter International, Inc.
4.63%, 03/15/15	35,000	35,168
5.38%, 06/01/18	45,000	47,041
Biomet, Inc., 11.63%, 10/15/17	135,000	115,425
Hospira, Inc., 1.95%, 03/30/10 (d)	490,000	478,024
Invacare Corp., 9.75%, 02/15/15	80,000	70,800

		746,458

Health Care Providers & Services 1.5%
Community Health Systems, Inc., 8.88%, 07/15/15	325,000	299,000
HCA, Inc.
6.25%, 02/15/13	345,000	215,625
5.75%, 03/15/14	185,000	111,925
7.69%, 06/15/25	370,000	173,697
HealthSouth Corp., 10.75%, 06/15/16	245,000	224,788
Omnicare, Inc., 6.75%, 12/15/13	245,000	208,250
Sun Healthcare Group, Inc., 9.13%, 04/15/15	265,000	231,875
Tenet Healthcare Corp.
7.38%, 02/01/13	510,000	363,375
9.88%, 07/01/14	65,000	52,325
UnitedHealth Group, Inc., 6.00%, 02/15/18	240,000	221,432

		2,102,292

Home Builder 0.1%
Pulte Homes, Inc., 6.38%, 05/15/33	190,000	100,700

Hotels, Restaurants & Leisure 0.6%
Harrah’s Operating Co., Inc., 10.00%, 12/15/15 (b)	247,000	103,740
Las Vegas Sands Corp., 6.38%, 02/15/15	300,000	174,000
MGM Mirage, Inc.
6.00%, 10/01/09	300,000	286,500
13.00%, 11/15/13 (b)	195,000	185,737
Starwood Hotels & Resort Worldwide, Inc., 6.75%, 05/15/18	85,000	46,750

		796,727

Industrial Conglomerates 0.8%
Bombardier, Inc., 6.30%, 05/01/14 (b)	340,000	279,650
General Electric Co., 5.25%, 12/06/17	890,000	887,283

		1,166,933

Insurance 0.4%
ACE INA Holdings, Inc., 5.60%, 05/15/15	135,000	122,552
Chubb Corp., 5.75%, 05/15/18	45,000	43,208
Farmers Insurance Exchange, 8.63%, 05/01/24 (b)	250,000	167,070
Muenchener Rueckversicherungs AG (EUR), 6.75%, 06/21/23	130,000	168,869
Prudential Financial, Inc., 6.63%, 12/01/37	170,000	115,907

		617,606

Manufacturing 0.1%
Koppers, Inc., 9.88%, 10/15/13	47,000	43,240
Parker Hannifin Corp., 5.50%, 05/15/18	135,000	130,514

		173,754

Media 2.1%
CCH I LLC, 11.00%, 10/01/15	210,000	36,750
Charter Communications Operating LLC, 10.88%, 09/15/14 (b)	430,000	344,000
Comcast Corp., 5.70%, 05/15/18	200,000	187,562
CSC Holdings, Inc.
Series B,
7.63%, 04/01/11	290,000	273,325
8.50%, 06/15/15 (b)	155,000	136,400
Dex Media West LLC, 9.88%, 08/15/13	75,000	17,813
DIRECTV Holdings LLC, 7.63%, 05/15/16	405,000	392,850
Echostar DBS Corp.
6.38%, 10/01/11	175,000	162,750
6.63%, 10/01/14	60,000	50,100
Grupo Televisa SA, 6.00%, 05/15/18 (b)	200,000	168,180

2008 Annual Report 11

Statement of Investments (Continued)
December 31, 2008

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Media (continued)

Idearc, Inc., 8.00%, 11/15/16	$825,000	$61,875
Interpublic Group of Cos., Inc., 6.25%, 11/15/14	205,000	91,225
Time Warner Cable, Inc.
6.75%, 07/01/18	200,000	192,561
8.75%, 02/14/19	120,000	130,480
Time Warner, Inc., 5.88%, 11/15/16 (b)	155,000	138,955
Viacom, Inc., 6.88%, 04/30/36	340,000	268,694
Vivendi, 6.63%, 04/04/18 (b)	425,000	342,973
XM Satellite Radio Holdings, Inc., 13.00%, 08/01/13 (b)	200,000	46,000

		3,042,493

Metals & Mining 0.1%
ArcelorMittal, 6.13%, 06/01/18	200,000	136,952
Foundation PA Coal Co., 7.25%, 08/01/14	50,000	41,000

		177,952

Multiline Retail 0.3%
New Albertson’s, Inc., 7.50%, 02/15/11	455,000	418,600

Office/Business Equipment 0.1%
Xerox Corp., 6.35%, 05/15/18	180,000	140,777

Oil, Gas & Consumable Fuels 2.2%
Chaparral Energy, Inc., 8.88%, 02/01/17	210,000	42,000
Chesapeake Energy Corp., 6.38%, 06/15/15	400,000	316,000
Cie Generale de Geophysique, 7.50%, 05/15/15	40,000	24,800
ConocoPhillips, 5.20%, 05/15/18	135,000	131,385
Consolidated Natural Gas Co., Series C, 6.25%, 11/01/11	155,000	155,787
Equitable Resources, Inc., 6.50%, 04/01/18	230,000	214,835
Forest Oil Corp.
7.75%, 05/01/14	180,000	151,200
7.25%, 06/15/19	195,000	142,350
Key Energy Services, Inc., 8.38%, 12/01/14	100,000	66,000
Marathon Oil Corp.
6.00%, 10/01/17	185,000	157,745
5.90%, 03/15/18	145,000	121,099
Newfield Exploration Co., 6.63%, 09/01/14	375,000	307,500
Plains Exploration & Production Co.
7.75%, 06/15/15	235,000	177,425
7.63%, 06/01/18	175,000	119,875
Questar Market Resources, Inc., 6.80%, 04/01/18	200,000	192,442
SandRidge Energy, Inc., 8.63%, 04/01/15	325,000	170,625
Weatherford International Ltd., 6.00%, 03/15/18	140,000	117,566
XTO Energy, Inc., 5.50%, 06/15/18	570,000	516,008

		3,124,642

Other Financial 3.5%
BAT International Finance PLC, 9.50%, 11/15/18 (b)	175,000	194,533
Berkshire Hathaway Finance Corp., 5.40%, 05/15/18	205,000	210,730
Covidien International Finance SA, 6.00%, 10/15/17 (b)	100,000	98,651
Daimler Finance North America LLC, 8.50%, 01/18/31	180,000	131,620
Devon Financing Corp. ULC, 7.88%, 09/30/31	125,000	137,638
Diageo Capital PLC, 7.38%, 01/15/14	265,000	282,291
E. ON International Finance BV, 5.80%, 04/30/18 (b)	425,000	397,363
FBG Finance Ltd., 5.13%, 06/15/15 (b)	145,000	119,521
Fresenius Medical Care Capital Trust IV, 7.88%, 06/15/11	95,000	90,250
GlaxoSmithKline Capital, Inc., 5.65%, 05/15/18	140,000	147,046
Hilcorp Energy I LP, 7.75%, 11/01/15 (b)	230,000	162,150
KazMuaiGaz Finance Sub, 9.13%, 07/02/18 (b)	600,000	390,000
Nisource Finance Corp.
2.73%, 11/23/09 (d)	120,000	108,126
7.88%, 11/15/10	440,000	402,640
6.80%, 01/15/19	135,000	84,882
Pemex Project Funding Master Trust
3.30%, 06/15/10 (d)(b)	570,000	541,500
5.75%, 03/01/18 (b)	1,000,000	882,500
8.63%, 12/01/23	250,000	245,300
Pemex Project Funding Master Trust (EUR), 6.63%, 04/04/10	250,000	343,998

		4,970,739

12 Annual Report 2008

Corporate Bonds (continued)
	Principal Amount	Market Value

Paper & Forest Products 0.3%
Glatfelter, 7.13%, 05/01/16	$65,000	$56,550
NewPage Corp., 10.00%, 05/01/12	145,000	63,800
Pindo Deli Finance BV (b)
5.43%, 04/28/15 (d)	37,876	20,832
5.43%, 04/28/18 (d)	223,449	62,566
7.79%, 04/28/25	901,231	54,074
Tjiwi Kimia Finance BV
5.43%, 04/28/15 (d)	111,558	61,357
5.53%, 04/28/18 (d)(b)	91,531	25,629
5.44%, 04/28/27 (b)	473,111	28,386

		373,194

Pharmaceuticals 0.4%
Astrazeneca PLC, 5.90%, 09/15/17	145,000	154,096
Medco Health Solutions, Inc., 7.13%, 03/15/18	195,000	180,199
Wyeth
5.50%, 02/15/16	50,000	50,914
5.45%, 04/01/17	140,000	142,590

		527,799

Pipelines 1.0%
CenterPoint Energy Resources Corp.
7.88%, 04/01/13	45,000	41,683
6.25%, 02/01/37	70,000	49,414
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	530,000	394,850
Pacific Energy Partners LP, 7.13%, 06/15/14	150,000	131,015
Plains All American Pipeline LP, 6.70%, 05/15/36	230,000	152,220
Sonat, Inc., 7.63%, 07/15/11	80,000	72,939
Texas Eastern Transmission LP, 7.00%, 07/15/32	215,000	198,752
TransCanada PipeLines Ltd., 6.50%, 08/15/18	145,000	142,254
Williams Cos., 7.88%, 09/01/21	355,000	271,575

		1,454,702

Road & Rail 0.1%
Union Pacific Corp., 7.88%, 01/15/19	185,000	211,349

Semiconductors & Semiconductor Equipment 0.2%
Freescale Semiconductor, Inc., 8.88%, 12/15/14	200,000	88,000
KLA Tencor Corp., 6.90%, 05/01/18	200,000	151,266

		239,266

Software 0.3%
Fiserv, Inc., 6.80%, 11/20/17	190,000	168,293
Oracle Corp., 5.75%, 04/15/18	210,000	219,653

		387,946

Specialty Retail 0.4%
CVS Pass-Through Trust, 6.04%, 12/10/28 (b)	410,090	249,429
Home Depot, Inc., 5.40%, 03/01/16	170,000	152,136
Sonic Automotive, Inc., 8.63%, 08/15/13	335,000	124,788

		526,353

Technology 0.3% (b)
Sungard Data Systems, Inc., 10.63%, 05/15/15	530,000	453,150

Telecommunications 2.8%
American Tower Corp.
7.50%, 05/01/12	275,000	270,875
7.13%, 10/15/12	100,000	98,500
AT&T Corp., 8.00%, 11/15/31	295,000	370,560
AT&T, Inc., 6.15%, 09/15/34	90,000	92,501
Citizens Communications Co., 7.13%, 03/15/19	220,000	147,400
Deutsche Telekom International Finance BV (EUR), 8.13%, 05/29/12	160,000	238,884
France Telecom SA, 8.50%, 03/01/31	40,000	50,220
France Telecom SA (EUR), 8.13%, 01/28/33	90,000	149,808
Intelsat Corp., 9.25%, 06/15/16 (b)	675,000	614,250
Nextel Communications, Inc., Series E, 6.88%, 10/31/13	200,000	85,000
Nordic Telephone Co. Holdings ApS, 8.88%, 05/01/16 (b)	155,000	108,500
Qwest Capital Funding, Inc., 7.25%, 02/15/11	330,000	277,200

2008 Annual Report 13

Statement of Investments (Continued)
December 31, 2008

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Telecommunications (continued)

Qwest Communications International, Inc., 5.65%, 02/15/09 (d)	$150,000	$149,250
Qwest Corp., 8.88%, 03/15/12	70,000	64,750
Rogers Communications, Inc., 6.80%, 08/15/18	90,000	90,939
Sprint Capital Corp.
6.90%, 05/01/19	65,000	46,150
8.75%, 03/15/32	200,000	135,000
Sprint Nextel Corp., 6.00%, 12/01/16	110,000	77,550
Telecom Italia Capital SA, 7.00%, 06/04/18	360,000	292,050
Telefonica Europe BV, 8.25%, 09/15/30	220,000	257,634
Verizon Communications, Inc., 5.50%, 02/15/18	100,000	96,185
Verizon New England, Inc., 6.50%, 09/15/11	10,000	9,927
Virgin Media Finance PLC
8.75%, 04/15/14	75,000	56,250
9.13%, 08/15/16	100,000	74,000
Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)	200,000	172,000

		4,025,383

Tobacco 0.4%
Philip Morris International, Inc., 5.65%, 05/16/18	215,000	213,137
Reynolds American, Inc., 6.50%, 07/15/10	350,000	347,781

		560,918

Wireless Telecommunication Services 0.1%
Nextlink Communications, Inc. (a)(e)*
0.00%, 06/01/09 (h)	350,000	0
0.00%, 06/01/09 (h)	500,000	0
Vodafone Group PLC, 5.63%, 02/27/17	175,000	164,894

		164,894

Total Corporate Bonds (cost $51,969,752)		43,675,182

Asset-Backed Securities 2.4%

Auto Loans 1.3% (d)
Capital Auto Receivables Asset Trust
1.26%, 07/15/10	761,037	709,840
1.26%, 05/15/11	1,115,694	1,068,133

		1,777,973

Home Equity Loans 0.8%
Credit-Based Asset Servicing & Securitization LLC, Series 2002-CB2, Class A2, 1.57%, 04/25/32 (d)	641,936	366,923
First Franklin Mortgage Loan Asset Backed Certificates, 0.52%, 07/25/36 (d)	187,680	182,036
Mid-State Trust, Series 4, Class A, 8.33%, 04/01/30	302,152	265,710
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, 1.01%, 08/25/31 (d)	122,145	49,013
Residential Asset Mortgage Products, Inc., 0.54%, 08/25/2036 (d)	253,884	243,026

		1,106,708

Student Loans 0.3% (d)
SLM Student Loan Trust, 3.53%, 10/27/14	503,944	487,746

Total Asset-Backed Securities (cost $3,257,683)		3,372,427

Collateralized Mortgage Obligations 2.7% (d)(b)

American Home Mortgage Assets, 0.66%, 10/25/46	1,598,057	632,672
American Home Mortgage Assets Trust, 0.77%, 06/25/47	656,611	116,035
American Home Mortgage Investment Trust, Series 2004-1 Class 1A, 0.82%, 04/25/44	146,121	103,101
Countrywide Alternative Loan Trust
0.76%, 10/25/35	41,817	38,666
1.83%, 11/20/35	590,819	173,057
Series 2005-59, Class M, 2.00%, 11/20/35 (a)	1,365,581	10,362
Series 2005-72, Class M2, 1.29%, 01/25/36 (a)	2,210,000	14,149
0.78%, 07/25/46	390,092	57,470
0.79%, 03/20/47	502,002	75,333
0.97%, 06/25/47	726,940	133,782
Deutsche ALT-A Securities NIM Trust, 6.75%, 02/25/47 (b)	15,160	71
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 4.09%, 02/25/47	555,547	61,110

14 Annual Report 2008

Collateralized Mortgage Obligations (continued)
	Principal Amount	Market Value

Downey Savings & Loan Association Mortgage Loan Trust, 3.42%, 04/19/47	$1,080,341	$538,205
GSR Mortgage Loan Trust, 0.66%, 08/25/46	1,000,762	486,328
Harborview Mortgage Loan Trust, 0.81%, 07/19/46	918,838	192,529
Indymac Index Mortgage Loan Trust, 0.72%, 06/25/47	1,114,301	285,946
Master Adjustable Rate Mortgages Trust, Series 2007-1, Class IM2, 0.87%, 01/25/47 (a)	5,350,000	26,413
Residential Accredit Loans, Inc., Series 2005-Q05, Class M2, 1.22%, 01/25/46 (a)	1,266,598	8,765
Structured Asset Mortgage Investments, Inc.
0.75%, 07/25/36	509,026	86,964
Series 2006-AR7, Class B1, 0.84%, 08/25/36 (a)	2,450,000	16,059
WaMu Mortgage Pass Through Certificates
0.74%, 04/25/45	938,211	292,433
0.76%, 08/25/45	6,113	6,015
0.73%, 10/25/45	538,559	520,955

Total Collateralized Mortgage Obligations (cost $10,761,751)		3,876,420

Sovereign Bonds 18.4%

ARGENTINA 0.0%
Argentina Government International Bond
8.28%, 12/31/33	153,870	49,623
2.28%, 12/15/35 (d)(h)	11	0

		49,623

BRAZIL 2.0%
Brazilian Government International Bond
10.50%, 07/14/14	180,000	225,900
8.00%, 01/15/18	172,000	192,640
8.88%, 10/14/19	556,000	678,320
8.88%, 04/15/24	470,000	578,100
11.00%, 08/17/40	130,000	169,650
Federative Republic of Brazil, 6.00%, 01/17/17	190,000	196,175
National Development Co., 6.37%, 06/16/18 (b)	500,000	475,000
Nota do Tesouro Nacional (BRL), 10.00%, 01/01/14	700,000	282,651

		2,798,436

CANADA 0.2%
Canadian Government (CAD), 5.25%, 06/01/12	330,000	300,407

COLOMBIA 0.3%
Colombia Government International Bond
7.38%, 01/27/17	100,000	104,000
11.75%, 02/25/20	190,000	254,600

		358,600

ECUADOR 0.1%
Ecuador Government International
9.38%, 12/15/15	300,000	81,000
10.00%, 08/15/30 (d)	290,000	75,400

		156,400

GERMANY 4.6%
Bundesrepublik Deutschland (EUR), 5.63%, 01/04/28	3,820,000	6,610,350

GHANA 0.1% (b)
Republic of Ghana, 8.50%, 10/04/17	200,000	113,000

INDONESIA 0.7%
Indonesia Government International Bond
7.75%, 01/17/38	207,000	171,296
7.75%, 01/17/38 (b)	735,000	610,050
Republic of Indonesia, 6.88%, 01/17/18 (b)	245,000	203,350

		984,696

ITALY 0.1%
Italy Buoni Poliennali Del Tesoro (EUR), 5.25%, 11/01/29	120,000	170,390

IVORY COAST 0.0%
Ivory Coast Government International Bond, (e) 3.00%, 03/31/18	285,000	51,300

JAPAN 1.1%
Japan Government Ten Year Bond (JPY), 0.80%, 03/20/13	50,000,000	555,839
Kreditanstalt fuer Wiederaufbau (JPY), 2.05%, 09/21/09	94,000,000	1,046,197

		1,602,036

LUXEMBOURG 0.2%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.18%, 05/16/13 (b)	280,000	203,000

2008 Annual Report 15

Statement of Investments (Continued)
December 31, 2008

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)
	Principal Amount	Market Value

LUXEMBOURG (continued)

7.18%, 05/16/13	$100,000	$75,529
6.30%, 05/15/17 (b)	106,000	60,420

		338,949

MEXICO 1.5%
Mexican Bonos (MXN)
8.00%, 12/19/13	2,100,000	152,727
8.00%, 12/17/15	2,555,000	185,319
10.00%, 12/05/24	5,330,000	442,226
Mexico Government International Bond
8.38%, 01/14/11	710,000	766,800
7.50%, 01/14/12	280,000	301,000
5.63%, 01/15/17	5,000	5,000
United Mexican States, Series A, 5.95%, 03/19/19	362,000	362,000

		2,215,072

PERU 0.7%
Peruvian Government International Bond
8.38%, 05/03/16	120,000	129,300
8.75%, 11/21/33	517,000	579,040
Republic of Peru, 6.55%, 03/14/37	270,000	240,975

		949,315

PHILIPPINES 0.8%
Philippine Government International Bond
9.00%, 02/15/13	270,000	286,200
8.88%, 03/17/15	394,000	417,640
9.50%, 02/02/30	350,000	392,000

		1,095,840

RUSSIAN FEDERATION 0.9%
Russia Government International Bond
12.75%, 06/24/28	750,000	860,219
7.50%, 03/31/30	465,449	408,227

		1,268,446

SPAIN 2.6%
Spain Government Bond (EUR)
5.15%, 07/30/09	2,250,000	3,179,796
6.15%, 01/31/13	330,000	509,072

		3,688,868

SWEDEN 0.4%
Sweden Government Bond (SEK), 5.00%, 01/28/09	4,500,000	570,313

TURKEY 1.3%
Turkey Government International Bond
11.00%, 01/14/13	917,000	1,036,210
6.75%, 04/03/18	708,000	672,600
11.88%, 01/15/30	156,000	223,080

		1,931,890

URUGUAY 0.0%
Republic of Uruguay, 8.00%, 11/18/22	47,000	43,475

VENEZUELA 0.8%
Bolivarian Republic of Venezuela
9.00%, 05/07/23	57,000	22,800
9.25%, 05/07/28	182,000	76,440
Republic of Venezuela, 5.75%, 02/26/16	91,000	38,675
Venezuela Government International Bond
10.75%, 09/19/13	640,000	419,200
8.50%, 10/08/14	270,000	140,400
9.25%, 09/15/27	816,000	436,560

		1,134,075

Total Sovereign Bonds (cost $23,649,612)		26,431,481

U.S. Government Sponsored & Agency Obligations 13.2%

Federal Home Loan Bank, 0.05%, 01/07/09 (c)	3,000,000	3,000,000
Federal Home Loan Mortgage Corp.
Series RB, 0.50%, 01/13/09 (c)	5,000,000	5,000,000
5.13%, 11/17/17	465,000	536,932
Federal National Mortgage Association
0.00%, 01/26/09	3,000,000	3,000,000
0.00%, 02/04/09	4,500,000	4,499,960
5.00%, 05/11/17	1,050,000	1,197,230
U.S. Treasury Bond, 8.88%, 02/15/19	288,000	442,755
U.S. Treasury Bonds
9.13%, 05/15/18	64,000	98,975
9.00%, 11/15/18	417,000	644,069

16 Annual Report 2008

U.S. Government Sponsored & Agency Obligations (continued)
	Principal Amount	Market Value

U.S. Treasury Notes
8.75%, 05/15/17	$160,000	$235,450
3.75%, 11/15/18	276,000	312,440

Total U.S. Government Sponsored & Agency Obligations (cost $18,746,336)		18,967,811

U.S. Government Mortgage Backed Agencies 41.1%

Fannie Mae Pool
Pool # 50946, 6.50%, 12/01/23	19,086	19,844
Pool # 346286, 6.50%, 05/01/26	55,470	58,088
Pool # 370191, 6.50%, 01/01/27	4,417	4,626
Pool # 251752, 6.50%, 06/01/28	90,118	94,314
Pool # 252009, 6.50%, 07/01/28	217,053	227,159
Pool # 415967, 6.50%, 10/01/28	79,105	82,789
Pool # 457953, 6.50%, 01/01/29	67,437	70,577
Pool # 482616, 6.50%, 02/01/29	146,694	153,524
Pool # 323591, 6.50%, 03/01/29	157,050	164,363
Pool # 540017, 8.00%, 05/01/30	5,870	6,235
Pool # 564363, 8.00%, 01/01/31	1,995	2,118
Pool # 564993, 7.50%, 03/01/31	14,320	15,160
Pool # 606566, 7.50%, 10/01/31	12,673	13,427
Pool # 545759, 6.50%, 07/01/32	1,343	1,402
Pool # 642656, 7.00%, 07/01/32	55,892	59,145
Pool # 555533, 6.50%, 04/01/33	70,056	73,318
Pool # 741875, 6.50%, 09/01/33	28,464	29,678
Pool # 886574, 5.17%, 08/01/36 (d)	795,436	750,700
Pool # 968154, 6.00%, 01/01/38	485,754	500,624
Pool # 257231, 5.50%, 06/01/38	5,360,206	5,500,300
Federal Home Loan Mortgage Corp. TBA
4.50%, 01/01/34	4,780,000	4,842,737
6.00%, 01/15/37	1,500,000	1,545,000
5.00%, 01/15/38	5,818,000	5,945,269
5.50%, 01/15/38	3,321,000	3,398,838
Federal National Mortgage Association TBA
5.50%, 01/15/37	4,279,000	4,385,975
4.00%, 01/01/38	1,400,000	1,402,240
4.50%, 01/15/38	4,100,000	4,155,096
6.00%, 01/15/38	1,300,000	1,338,187
5.00%, 01/13/39	3,750,000	3,828,517
Freddie Mac Gold Pool
Gold, Pool # C90381, 7.50%, 11/01/20	1,144	1,217
Gold, Pool # C00712, 6.50%, 02/01/29	24,116	25,253
Gold, Pool # C39060, 8.00%, 06/01/30	488	518
Gold, Pool # C41531, 8.00%, 08/01/30	2,257	2,394
Gold, Pool # C42327, 8.00%, 09/01/30	1,837	1,949
Gold, Pool # C01104, 8.00%, 12/01/30	26,748	28,373
Gold, Pool # C49587, 8.00%, 03/01/31	19,171	20,439
Gold, Pool # C48997, 8.00%, 03/01/31	86,128	91,361
Gold, Pool # C50477, 8.00%, 04/01/31	33,719	35,950
Gold, Pool # C53381, 8.00%, 06/01/31	4,714	5,000
Pool # C69951, 6.50%, 08/01/32	26,943	28,113
Gold, Pool # G02170, 6.00%, 04/01/36	2,600,000	2,681,361
Gold, Pool # G05087, 5.00%, 01/01/37	4,482,000	4,586,538
Gold, Pool # C02851, 5.50%, 05/01/37	6,668,122	6,832,650
Gold, Pool # A66094, 6.00%, 09/01/37	991,873	1,022,855
Gold, Pool # A70365, 6.00%, 09/01/37	65,112	67,146
Gold, Pool # A78751, 6.00%, 06/01/38	732,500	755,307
Gold, Pool # A80985, 6.00%, 08/01/38	2,762,739	2,848,761
Gold, Pool # G04674, 6.00%, 08/01/38	976,681	1,007,092

2008 Annual Report 17

Statement of Investments (Continued)
December 31, 2008

NVIT Multi Sector Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Freddie Mac Non Gold Pool, Pool # 170271, 12.00%, 08/01/15	$127,068	$143,813

Total U.S. Government Mortgage Backed Agencies (cost $57,858,338)		58,855,340

Yankee Dollars 0.3%

Metals & Mining 0.0% (a)(b)(e)*(h)
Murrin Murrin Holdings Ltd., 9.38%, 08/31/07	125,000	0

Oil, Gas & Consumable Fuels 0.0%
Petro-Canada, 6.05%, 05/15/18	45,000	37,088

Real Estate Investment Trusts 0.3%
Brookfield Asset Management, Inc.
7.13%, 06/15/12	250,000	254,374
5.80%, 04/25/17	95,000	82,483

		336,857

Transportation 0.0%
Canadian National Railway Co., 5.55%, 05/15/18	45,000	44,932

Total Yankee Dollars (cost $452,201)		418,877

Interest Only Bonds 0.7%

Bear Stearns Structured Products, Inc. (a)(d)
0.02%, 06/26/36	16,250,953	1,625
0.02%, 01/27/37 (b)	11,786,482	1,179
0.43%, 01/27/37 (b)	22,784,945	2,278
0.96%, 01/27/37 (b)	15,556,853	1,556
0.38%, 04/25/37 (b)	20,051,833	2,005
Countrywide Alternative Loan Trust (a)(d)
0.39%, 02/25/47 (b)	11,673,221	1,167
0.07%, 05/25/47	5,860,472	586
Fannie Mae REMICS
Series 1997-61, Class PK, 8.00%, 08/18/27	359,664	84,350
Series 2003-82, Class IA, 6.00%, 08/25/32	197,495	8,597
Series 2003-32, Class UI, 6.00%, 05/25/33	890,894	144,275
Series 2003-35, Class UI, 6.50%, 05/25/33 (d)	285,401	32,398
Series 2003-41, Class IB, 7.00%, 05/25/33	691,349	125,390
Series 2003-44, Class IB, 6.00%, 06/25/33	348,729	49,440
Series 2003-49, Class IO, 6.50%, 06/25/33 (d)	284,838	32,647
Fannie Mae STRIP
Series 207, Class 2, 8.00%, 02/01/23	218,661	44,964
Series 264, Class 2, 8.00%, 07/01/24 (d)	544,824	100,592
Series 267, Class 2, 8.50%, 10/01/24 (d)	519,134	121,069
Series 274, Class 2, 8.50%, 10/01/25 (d)	475,602	88,462
Series 277, Class 2, 7.50%, 04/01/27	261,966	38,622
Freddie Mac REMICS
Series 2129, Class SG, 6.00%, 06/17/27 (d)	967,317	93,373
Series 2557, Class IW, 6.00%, 04/15/32	721,810	25,048
Series 2649, Class IM, 7.00%, 07/15/33	338,072	61,833
Residential Accredit Loans, Inc. (a)(b)(d)
1.07%, 03/25/47	6,900,929	690
0.06%, 05/25/47	13,716,955	1,372

Total Interest Only Bonds (cost $3,900,712)		1,063,518

Ioette Bond 0.0% (d)

Federal Home Loan Mortgage Corp., 1,156.50%, 06/15/21		173

U.S. Government Agency & Obligations 11% (c)(f)

U.S. Treasury Bills, 0.72%, 01/15/09	785,000	784,996
1.46%, 01/08/09	12,000,000	11,999,988
0.02%, 03/12/09	3,000,000	3,000,000

Total U.S. Treasury Bills (cost $15,781,425)		15,784,984

18 Annual Report 2008

Preferred Stock 0.1%

	Principal Amount	Market Value

Financial Institutions 0.1%
Preferred Blocker, Inc. 0.00%	$217	$104,795

Total Preferred Stock (cost $104,795)		104,795

Warrants 0.0%

Banks 0.0%
Central Bank of Nigeria, expiring 11/15/08 (a)(e)(h)	500	0
Republic of Venezuela	1,250	30,610

		30,610

Communications Equipment 0.0%
XO Holdings, Inc. 1/16/10*	248	41
XO Holdings, Inc. 1/16/10	499	2
XO Holdings, Inc. 1/16/10	374	2
XO Holdings, Inc. 1/16/10(h)	374	0

		45

Total Warrants (cost $0)		30,655

Call Option Purchased 0.2%

90 Day Euro Futr Call (Strike Price $97.75)	131	304,575

Total Call Option Purchased (Proceeds $118,247)		304,575

Repurchase Agreement 1.6%

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $2,360,894, collateralized by Treasury Bills and U.S. Government Discount Notes, maturing 01/30/09 — 06/24/09; total market value of $2,408,108	2,360,890	2,360,890

Total Repurchase Agreement (cost $2,360,890)		2,360,890

Total Investments (cost $188,961,742) (g) — 122.3%		175,246,891

Liabilities in excess of other assets — (22.2)%		(31,877,559)

NET ASSETS — 100.0%		$143,369,332

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2008. The maturity date represents the actual maturity date.

(e)	Security in default.

(f)	All or a part of the security was pledged as collateral for futures contracts as of December 31, 2008.

(g)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

(h)	Illiquid security.

AG	Stock Corporation

BRL	Principal amount denominated in Brazilian Real.

CAD	Principal amount denominated in Canadian Dollar.

EUR	Principal amount denominated in Euro.

IO	Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages
JPY	Principal amount denominated in Japanese Yen.

LLC	Limited Liability Company

LP	Limited Partnership

MTN	Medium Term Note

MXN	Principal amount denominated in Mexican Peso.

NV	Public Traded Company

PLC	Public Limited Company

RB	Revenue Bond

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SEK	Principal amount denominated in Swedish Krone.

SG	Singapore

TBA	To Be Announced.

ULC	Unlimited Liability Company

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 19

Statement of Investments (Continued)
December 31, 2008

NVIT Multi Sector Bond Fund (Continued)

At December 31, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

					Net
		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Euro	03/17/09	(3,004,000)	$(4,055,700)	$(4,163,934)	$(108,234)
Japanese Yen	01/09/09	(228,156,000)	(2,384,909)	(2,517,986)	(133,077)
Swedish Krone	01/26/09	(3,000,000)	(364,606)	(379,421)	(14,815)

Total Short Contracts			$(6,805,215)	$(7,061,341)	$(256,126)

Long Contracts:
British Pound	03/17/09	840,000	$1,265,040	$1,205,310	$(59,730)
Japanese Yen	01/09/09	710,000,000	7,091,490	7,835,735	744,245

Total Long Contracts			$8,356,530	$9,041,045	$684,515

At December 31, 2008, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Short Contracts	Expiration	Contracts	(Depreciation)

8	U.S. Treasury 10 Year Note	03/20/09	$1,006,000	$(7,549)

			$1,006,000	$(7,549)

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

2	JPN 10 Year Bond	03/11/09	$3,092,133	$35,630
160	U.S. Treasury 5 Year 6.00% Swap	03/16/09	18,857,500	301,766
66	U.S. Treasury 2 Year Note	03/31/09	14,392,125	98,195
29	U.S. Treasury 5 Year Note	03/31/09	3,452,586	(11,011)

			$39,794,344	$424,580

20 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

NVIT Multi
Sector Bond Fund

Assets:
Investments, at value (cost $186,600,852)	$172,886,001
Repurchase agreement at value and cost	2,360,890

Total Investments	175,246,891

Cash	612,231
Deposits with broker for futures	332,371
Foreign currencies, at value (cost $249,005)	258,654
Interest and dividends receivable	1,062,013
Receivable for capital shares issued	62,914
Receivable for investments sold	25,267,995
Variation margin receivable	119,829
Unrealized appreciation on forward foreign currency contracts	744,244
Reclaims receivable	3,034
Prepaid expenses and other assets	698

Total Assets	203,710,874

Liabilities:
Written call options, (premiums received $65,153)	189,131
Variation margin payable	67,594
Payable for investments purchased	59,511,515
Unrealized depreciation on forward foreign currency contracts	315,855
Interest payable	13,492
Payable for capital shares redeemed	98,332
Accrued expenses and other payables:
Investment advisory fees	83,581
Fund administration fees	5,982
Administrative services fees	17,477
Custodian fees	1,693
Trustee fees	1,433
Compliance program costs (Note 3)	2,925
Professional fees	8,354
Printing fees	12,432
Other	11,746

Total Liabilities	60,341,542

Net Assets	$143,369,332

Represented by:
Capital	$189,344,515
Accumulated undistributed net investment income	890,103
Accumulated net realized losses from investment, futures, options and foreign currency transactions	(33,844,630)
Net unrealized appreciation/(depreciation) from investments	(13,901,179)
Net unrealized appreciation/(depreciation) from futures	417,031
Net unrealized appreciation/(depreciation) from options	62,349
Net unrealized appreciation/(depreciation) from foreign currency contracts	428,389
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(27,246)

Net Assets	$143,369,332

Net Assets:
Class I Shares	$143,369,332

Shares outstanding (unlimited number of shares authorized):
Class I Shares	19,590,968

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.32

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 21

Statement of Operations
For the Year Ended December 31, 2008

NVIT Multi
Sector Bond Fund

INVESTMENT INCOME:
Interest income	$12,050,761
Dividend income	12,325
Income from securities lending (Note 2)	36,323
Foreign tax withholding	12,148

Total Income	12,111,557

EXPENSES:
Investment advisory fees	1,465,321
Fund administration fees	90,684
Administrative services fees Class I Shares	255,376
Custodian fees	18,134
Trustee fees	5,867
Compliance program costs (Note 3)	3,327
Professional fees	36,801
Printing fees	49,743
Other	60,495

Total expenses before waived expenses and earnings credit	1,985,748

Earnings credit (Note 4)	(2,636)
Investment advisory fees waived	(59,665)

Net Expenses	1,923,447

NET INVESTMENT INCOME	10,188,110

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(34,135,735)
Net realized gains from futures transactions	1,914,368
Net realized losses from option transactions	(228,355)
Net realized gains from foreign currency transactions	355,460

Net realized losses from investment, futures, options and foreign currency transactions	(32,094,262)

Net change in unrealized appreciation/(depreciation) from investments	(16,268,640)
Net change in unrealized appreciation/(depreciation) from futures	464,596
Net change in unrealized appreciation(depreciation) from options	321,162
Net change in unrealized appreciation/(depreciation) from foreign currency contracts	14,860
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(50,318)

Net change in unrealized appreciation/(depreciation) from investments, futures, options, foreign currency translations and foreign currency transactions	(15,518,340)

Net realized/unrealized losses from investments, futures, options, foreign currency translations and foreign currency transactions	(47,612,602)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(37,424,492)

The accompanying notes are an integral part of these financial statements.

22 Annual Report 2008

Statements of Changes in Net Assets

	NVIT Multi Sector Bond Fund

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
Operations:
Net investment income	$10,188,110	$11,088,740
Net realized gains (losses) from investment, futures, options and foreign currency transactions	(32,094,262)	4,410,665
Net change in unrealized appreciation/(depreciation) from investments, futures, options and translation of assets and liabilities denominated in foreign currencies	(15,518,340)	(4,758,714)

Change in net assets resulting from operations	(37,424,492)	10,740,691

Distributions to Shareholders From:
Net investment income:
Class I	(13,395,303)	(9,530,811)
Net realized gains:
Class I	(4,621,373)	(11,962)

Change in net assets from shareholder distributions	(18,016,676)	(9,542,773)

Change in net assets from capital transactions	(41,426,047)	(1,988,581)

Change in net assets	(96,867,215)	(790,663)

Net Assets:
Beginning of year	$240,236,547	$241,027,210

End of year	$143,369,332	$240,236,547

Accumulated undistributed net investment income income at end of year	$890,103	$1,485,358

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$35,934,209	$46,353,192
Dividends reinvested	18,016,676	9,542,697
Cost of shares redeemed	(95,376,932)	(57,884,470)

Total Class I	$(41,426,047)	$(1,988,581)

SHARE TRANSACTIONS:
Class I Shares
Issued	4,083,898	4,690,661
Reinvested	2,255,941	974,478
Redeemed	(11,124,380)	(5,871,205)

Total Class I	(4,784,541)	(206,066)

Total change in shares	(4,784,541)	(206,066)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 23

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the years indicated)

NVIT Multi Sector Bond Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Year	Income	Investments	Operations	Income	Gains	Distributions	of Year	Return	Year	Net Assets	Net Assets	Net Assets	Turnover
Class I Shares
Year Ended December 31, 2008	$9.86	0.50	(2.17)	(1.67)	(0.65)	(0.22)	(0.87)	$7.32	(17.29%)	$143,369,332	0.98%	5.20%	1.01%(a)	85.31%
Year Ended December 31, 2007	$9.81	0.46	(0.02)	0.44	(0.39)	–	(0.39)	$9.86	4.62%	$240,236,547	1.01%	4.65%	1.01%(b)	101.00%
Year Ended December 31, 2006	$9.78	0.43	0.02	0.45	(0.40)	(0.02)	(0.42)	$9.81	4.84%	$241,027,210	1.02%	4.24%	1.02%(b)	100.56%
Year Ended December 31, 2005	$10.00	0.42	(0.20)	0.22	(0.39)	(0.05)	(0.44)	$9.78	2.18%	$258,958,396	1.03%	4.26%	1.03%(b)	157.82%
Year Ended December 31, 2004	$9.86	0.42	0.21	0.63	(0.49)	–	(0.49)	$10.00	6.53%	$238,502,452	1.01%	4.23%	1.01%(b)	212.84%
Amounts designated as “-” are zero or have been rounded to zero.

(a)	During the year, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	There were no fee reductions during the year.

The accompanying notes are an integral part of these financial statements.

24 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Multi Sector Bond Fund (the “Fund”) (formerly “Van Kampen NVIT Multi Sector Bond Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 25

Notes to Financial Statements (Continued)
December 31, 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. At December 31, 2008, securities fair valued are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

26 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$399,689	$417,031	$174,654,200	$428,389	$193,002	$—	$175,246,891	$845,420

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments*

Balance as of 12/31/2007	$—	$—

Accrued Accretion/(Amortization)	—	—

Change in Unrealized Appreciation/(Depreciation)	—	—

Net Purchase/(Sales)	104,795	—

Transfers In/(Out) of Level 3	88,207	—

Balance as of 12/31/2008	$193,002	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

2008 Annual Report 27

Notes to Financial Statements (Continued)
December 31, 2008

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets, known as an “initial margin deposit,” equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments, and the difference between the premium and the amount paid on effecting a closing purchase transaction, is treated by the Fund as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a last quoted sale price, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

28 Annual Report 2008

When the Fund writes an option, it bears the market risk of an unfavorable change in the price of the security underlying the written option.

The following is a summary of written option activity for the year ended December 31, 2008, by the Fund (dollar amounts in thousands):

Written Options	Contracts	Premiums Received

Balance at beginning of period	0	$0

Options written	553	275

Options expired	0	0

Options terminated in closing purchase transactions	(422)	(210)

Options outstanding at end of period	131	$65

(g)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

2008 Annual Report 29

Notes to Financial Statements (Continued)
December 31, 2008

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Van Kampen Asset Management (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the year ended December 31, 2008.

Fee Schedule	Total Fees

Up to $200 million	0.75%

$200 million or more	0.70%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $605,639 for the year ended December 31, 2008.

30 Annual Report 2008

The Trust and the Adviser have entered into a written agreement waiving management fees in the amount of 0.05%, as a percentage of the Fund’s daily average net assets, for all share classes of the Fund until at least May 1, 2009. The Adviser may not collect on, or make claim for, such waived fees at any time in the future.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I of the Fund.

For the year ended December 31, 2008, NFS received $306,427 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the year ended December 31, 2008, the Fund’s portion of such costs was $3,327.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances

2008 Annual Report 31

Notes to Financial Statements (Continued)
December 31, 2008

are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the year ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $153,165,062 and sales of $217,386,845.

For the year ended December 31, 2008, the Fund had purchases of $57,727,494 and sales of $33,411,186 of U.S. government securities.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s

32 Annual Report 2008

derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a holder of such securities to a lower rate of return upon reinvestment of principal. The value of such a security may fluctuate in response to the market’s perception of the creditworthiness of its issuer. Although mortgages and mortgage-related securities often are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

10. Federal Tax Information

The tax character of distributions paid during the fiscal years ended December 31, 2008, and December 31, 2007, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
		Net	Total	Return	Total
	Ordinary	Long-Term	Taxable	of	Distributions
Year	Income	Capital Gains	Distributions	Capital	Paid

2008	$15,676,747	$2,339,929	$18,016,676	$—	$18,016,676

2007	9,530,811	11,962	9,542,773	—	9,542,773

2008 Annual Report 33

Notes to Financial Statements (Continued)
December 31, 2008

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$1,194,787	$—	$1,194,787	$—	$(33,360,805)	$(13,809,165)	$(45,975,183)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$188,878,111	$7,935,297	$(21,566,517)	$(13,631,220))

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforward available to offset capital gains, if any, to the extent provided by U.S. Treasury regulations.

Amount	Expires

$18,734,421	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post October passive foreign investment company losses in the amount of $14,626,384.

11. Subsequent Event

On January 16, 2009, the Board of Trustees approved the termination of Morgan Stanley Investment Management Inc. as the Fund’s subadviser and approved Logan Circle Partners L.P. as subadviser to the Fund.

34 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi Sector Bond Fund (formerly Van Kampen NVIT Multi Sector Bond Fund) (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 35

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

The Fund intends to designate $2,339,929 as long term capital gain distributions or the maximum amount allowable under IRC Section 852, including amounts paid or deemed paid.

36 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 37

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

38 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 39

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

40 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 41

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

42 Annual Report 2008

Van Kampen NVIT Real Estate Fund
AnnualReport
December 31, 2008

Contents

1	Message to Shareholders

9	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statement of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders without charge upon request.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-RE (2/09)

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Message to Shareholders
December 31, 2008

Dear Shareholders,

The year 2008 unsettled and unnerved investors. The liquidity crisis that began in 2007, with indications that the U.S. housing bubble was about to burst and that markets around the world were becoming unstable escalated into a global financial crisis in 2008 as liquidity diminished and asset values plummeted. Few economic scenarios have created as much chaos as we have experienced during the past several months.

The Market
In an effort to provide some relief from the market meltdown in the United States, the Federal Reserve Board, the Treasury Department, and Congress introduced a series of measures aimed at restoring liquidity in the market place and preventing the crisis from widening. Congress eventually approved the Troubled Asset Relief Program (TARP), which initially was designed to provide for the purchase of $700 billion in mortgage-related securities and to enhance liquidity to support consumer lending. Since President Bush signed the TARP into law in November, it has been broadened and altered to allow for direct equity ownership by the federal government in the financial system. By the end of 2008, a portion of the “bailout” also was earmarked to help the beleaguered auto industry. It has yet to be determined if these actions will provide the desired relief.

Other actions have yielded benefits that are more concrete. The Treasury Department tapped into a Depression-era fund to provide guarantees for the nation’s money market mutual funds. The U.S. Treasury’s Temporary Guarantee Program provides a principal guarantee to participating money market mutual fund shareholders, based on the number of shares invested in the participating fund as of the close of business on September 19, 2008. The Treasury Department recently extended the program to April 30, 2009.

The Future
The question now before us is, “Where do we go from here?” The extreme volatility experienced by the markets in 2008 makes it difficult to project an accurate financial picture for 2009. One of the first items on the newly inaugurated president’s agenda is to determine how to deal with the economic crisis. At this writing, it is too early to ascertain how successful President Obama and the Congress will be in accomplishing this difficult task.

In the meantime, we at Nationwide Funds GroupSM continue to take the long view. While we do not expect to see a rapid recovery, we believe that history is on our side. Economic markets are never stagnant; the markets are volatile by nature and, with time, do recover.

Thank you for your continued confidence in Nationwide Funds Group.

Sincerely,

Michael S. Spangler
President
Nationwide Variable Insurance Trust

2008 Annual Report 1

The Nationwide Variable Insurance Trust (NVIT) Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions.

The Fund invests in real estate investment trusts (REITs) that are more volatile than other types of securities.

Funds that concentrate on specific sectors, such as commodities or REITs, are subject to greater volatility than that of other mutual funds.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, economic and political instability, illiquidity and higher trading costs, and differences in foreign regulations, all of which are magnified in emerging markets.

Small-company stocks — as well as stocks of mid-sized companies — may be less stable in price and less liquid than those of larger, more established companies.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market index performance is provided by a third-party source deemed to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. Individuals cannot invest directly in an index.

FTSE NAREIT Equity REITs Index: An unmanaged, market capitalization-weighted index that includes tax-qualified REITs listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market — specifically those companies that meet minimum size, liquidity and free-float criteria, and also pass investability weighting rules; the index is one of three subsectors of the FTSE NAREIT Composite Index, which in turn is one of three benchmark indexes comprising the FTSE NAREIT U.S. Real Estate Index Series.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus carefully before investing any money.

Commentary provided by Nationwide Funds Group (NFG). Views expressed within are those of NFG as of the date noted, are subject to change at any time, and may not come to pass.

This report is for informational purposes only, and is not intended as an offer or recommendation with respect to the purchase or sale of any security, option, future or other derivatives in such securities.

Investing in mutual funds involves risk, including the possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Nationwide Funds Group (NFG) is the mutual fund arm of Nationwide Financial Services, Inc. (NFS). Based in Conshohocken, Pa., a suburb of Philadelphia, NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to the Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA. 1200 River Road, Suite 1000, Conshohocken, Pa. 19428. NFD is not affiliated with Van Kampen Asset Management.

2 Annual Report 2008

Summary of Market Environment

The following is a summary of market conditions during the reporting period provided by Nationwide Funds Group.

The economic conditions during 2008 were driven by events that began to take shape mid-year as the bursting of the U.S. housing bubble triggered a number of collateral impacts across the global economy. Specifically, substantial dislocations occurred in global financial markets. The financial imbalances and subprime mortgage default issues that became obvious to everyone in late 2007 mushroomed into a global financial crisis in 2008 marked by diminishing liquidity and plunging asset values.

Financial services and cyclical stocks were the areas most aggressively pressured during 2008 as the economy slowed and the residential housing market and the mortgages backing this housing market soured. These issues included: (1) the failures of several prominent U.S. financial institutions; (2) the U.S. government’s takeover of Fannie Mae and Freddie Mac (the government-sponsored enterprises representing a large portion of the U.S. residential mortgage market); (3) the reorganization of Wall Street’s remaining investment banks (The Goldman Sachs Group, Inc. and Morgan Stanley) as bank holding companies; and (4) the passing of a $700 billion Troubled Asset Relief Program (TARP) bill by the U.S. Congress.

In short, 2008 was filled with events that have not happened in more than 50 years, and, in many cases, since the Great Depression. Worldwide recession fears, fueled by these financial problems, resulted in sizable double-digit declines in nearly all segments of the investment market as well as increased volatility throughout 2008, along with rapid changes in relative performance among economic sectors. This was especially true in commodities; prices both surged and fell sharply during the course of the year. Looking ahead, the U.S. Chamber of Commerce predicts that the recession will hit its low point by the middle of 2009, barring a major economic shock. Stock market volatility should stabilize, with U.S. stocks leading the way; international stocks are likely to continue to lag.

Large-capitalization U.S. equities, as measured by the large-cap Standard & Poor’s 500® (S&P 500) Index, fell 37% during 2008 as credit markets deteriorated and market volatility reached record levels. Mid-cap U.S. equities, as measured by the Standard & Poor’s MidCap 400 (S&P 400) Index, lost 36%; and small-cap U.S. equities, as measured by the Russell 2000® Index, declined 34%.

In general, international stocks were even more negatively affected than U.S. equities. International developed market stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, lost more than 43% during 2008. Emerging market stocks, as measured by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Indexsm, lost more than 53%.

Toward the end of 2008, fixed-income investors saw a slight increase in returns. The broad-based Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index gained 5.2% for the year, with a gain of 3.7% occurring in December 2008. The advance in Treasury instruments can be attributed to the Federal Reserve Board slashing the key interest rate to a record low, nearly zero percent.

2008 Annual Report 3

Van Kampen NVIT Real Estate Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the period from April 1, 2008, through December 31, 2008, the Van Kampen NVIT Real Estate Fund (Class II at NAV) registered -41.07% versus -38.59% for its benchmark, the FTSE NAREIT Equity REITs Index. For broader comparison, the average return for the Fund’s Lipper peer category of Real Estate Funds (consisting of 65 funds as of December 31, 2008) was -40.05% for the nine months ended December 31, 2008.

What areas of investment provided the most positive relative returns for the Fund?

The Fund’s stock selection was strong in the shopping center, mall and apartment sectors. From a top-down perspective, the Fund also benefited from its overweight position in the apartment sector and a higher-than-average level of cash. Among the major U.S. REIT sectors, the apartment sector outperformed, the office sector performed in-line with, and the retail sector significantly underperformed the Index. Apartment stocks appeared to outperform as investors viewed them as marginally safer than other sectors given their favorable operating performance through the third quarter, despite a continued weak employment picture. Perhaps of greater importance, these companies continue to have access to debt financing from Fannie Mae and Freddie Mac, which currently differentiates them from owners of commercial assets. The office sector performed in-line with the Index as investors weighed the benefit of their longer-term lease structure versus the likely negative impact on leasing from continued corporate layoff announcements.

What areas of investment detracted from Fund performance?

The Fund’s holdings in hotel REITs (real estate investment trusts) significantly underperformed due to a continued weakening of demand in the hotel industry during the reporting period. Industrials proved to be the weakest performer among the Fund’s sector weightings. Investors became increasingly concerned that the massive global development business platforms for the two largest industrial REITs would be severely impaired amid the prevailing economic environment, and that such companies might face significant refinancing issues.

From a bottom-up perspective, the Fund’s stock selection in the hotel sector hampered relative Fund performance, as did an overweight by the Fund to the sector. The Fund also was hindered by its underweight in the health-care and storage sectors; both areas are traditionally perceived as defensive sectors in a weak economic environment.

What is your outlook for the near term?

We believe that over the medium and long term, the best indicator for REIT valuations will be private real estate values, although periods may occur when the performance of the equity or debt markets may influence the sector. We believe that longer-term investors will remain committed to maintaining a strategic allocation to the sector due to its potential returns and the diversification benefits from its lack of meaningful correlation to other asset classes.

Subadviser:
Van Kampen Asset Management

Portfolio Manager:
Theodore R. Bigman

4 Annual Report 2008

Fund Performance	Van Kampen NVIT Real Estate Fund

Average Annual Total Return1
(For Periods Ended December 31, 2008)

		Expense
	Inception[2]	Ratio*

Class I	-40.88%	1.00%

Class II	-41.07%	1.25%

*	Expenses are estimated based on the Fund’s projected average net assets for 2008. There are no actual fees or expenses for the Fund in 2007 because the Fund commenced operations after December 31, 2007. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Fund commenced operations on March 25, 2008.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Van Kampen NVIT Real Estate versus performance of the FTS NAREIT All REITs Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The FTSE NAREIT All REITs Index, which consists of all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and NASDAQ National Market List.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2008 Annual Report 5

Shareholder	Van Kampen NVIT Real Estate Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You can use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
December 31, 2008

			Beginning	Ending	Expenses Paid	Annualized
Van Kampen NVIT			Account Value ($)	Account Value ($)	During Period ($)	Expense Ratio (%)
Real Estate Fund			07/01/08	12/31/08	07/01/08 - 12/31/08[a]	07/01/08 - 12/31/08[a]

Class I	Actual		1,000.00	656.40	2.04	0.49
	Hypothetical	[b]	1,000.00	1,022.67	2.49	0.49

Class II	Actual		1,000.00	654.90	3.33	0.80
	Hypothetical	[b]	1,000.00	1,021.11	4.07	0.80

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines.

[b]	Represents the hypothetical 5% return before expenses.

6 Annual Report 2008

Portfolio Summary	Van Kampen NVIT Real Estate Fund
December 31, 2008 (unaudited)

Asset Allocation

Common Stocks	92.3%
Repurchase Agreement	3.3%
Other assets in excess of liabilities	4.4%

100.0%

Top Industries

Real Estate Investment Trusts	82.6%
Hotels, Restaurants & Leisure	5.0%
Real Estate Management & Development	4.4%
Health Care Providers & Services	0.2%
Other	7.8%

100.0%

Top Holdings

Simon Property Group, Inc.	7.7%
AvalonBay Communities, Inc.	6.5%
Boston Properties, Inc.	6.0%
Equity Residential	5.5%
Regency Centers Corp.	5.3%
Starwood Hotels & Resorts Worldwide, Inc.	4.9%
Public Storage	4.3%
Vornado Realty Trust	4.0%
Federal Realty Investment Trust	4.0%
Host Hotels & Resorts, Inc.	4.0%
Other*	47.8%

100.0%

*	For purposes of listing top holdings, the repurchase agreement is included as part of Other.

2008 Annual Report 7

Statement of Investments
December 31, 2008

Van Kampen NVIT Real Estate Fund

Common Stocks 92.3%

	Shares	Market Value

Health Care Providers & Services 0.2%
Assisted Living Concepts, Inc., Class A	2,980	$12,367

Hotels, Restaurants & Leisure 5.0%
Morgans Hotel Group Co.	460	2,144
Starwood Hotels & Resorts Worldwide, Inc.	15,319	274,210

		276,354

Real Estate Investment Trusts 82.6%
Acadia Realty Trust	1,515	21,619
AMB Property Corp.	4,194	98,223
AvalonBay Communities, Inc.	6,037	365,721
Boston Properties, Inc.	6,078	334,290
Brandywine Realty Trust	270	2,082
Camden Property Trust	6,129	192,083
Care Investment Trust, Inc.	296	2,306
DCT Industrial Trust, Inc.	5,063	25,619
Developers Diversified Realty Corp.	1,526	7,447
DiamondRock Hospitality Co.	1,317	6,677
Douglas Emmett, Inc.	2,060	26,904
Duke Realty Corp.	6,414	70,297
Equity Lifestyle Properties, Inc.	2,030	77,871
Equity Residential	10,334	308,160
Federal Realty Investment Trust	3,577	222,060
HCP, Inc.	5,189	144,099
Healthcare Realty Trust, Inc.	7,892	185,304
Highwoods Properties, Inc.	616	16,854
Host Hotels & Resorts, Inc.	29,293	221,748
Kilroy Realty Corp.	822	27,504
Liberty Property Trust	5,343	121,981
Macerich Co. (The)	820	14,891
Mack-Cali Realty Corp.	7,562	185,269
Maguire Properties, Inc.	16	23
Plum Creek Timber Co., Inc.	4,607	160,047
Post Properties, Inc.	5,886	97,119
ProLogis	1,074	14,918
PS Business Parks, Inc.	1,395	62,301
Public Storage	3,009	239,215
Regency Centers Corp.	6,288	293,650
Senior Housing Properties Trust	9,323	167,068
Simon Property Group, Inc.	8,108	430,778
SL Green Realty Corp.	249	6,449
Sovran Self Storage, Inc.	1,081	38,916
Strategic Hotels & Resorts, Inc.	4,195	7,048
Taubman Centers, Inc.	1,396	35,542
Ventas, Inc.	4,630	155,429
Vornado Realty Trust	3,681	222,148

		4,609,660

Real Estate Management & Development 4.4%
Brookfield Properties Corp.	26,071	201,529
Forest City Enterprises, Inc., Class A	6,500	43,550

		245,079

Total Common Stocks (cost $7,699,806)		5,143,460

Repurchase Agreement 3.3%

	Principal Amount	Market Value

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09, repurchase price $186,270, collateralized by Treasury Bills and U.S. Government Discount Notes 0.00%, maturing 01/30/09 - 06/24/09; total market value of $189,995	$186,270	186,270

Total Repurchase Agreement (cost $186,270)		186,270

Total Investments (cost $7,886,076) (a) — 95.6%		5,329,730

Other assets in excess of liabilities — 4.4%		245,791

NET ASSETS — 100.0%		$5,575,521

(a)	See notes to financial statements for tax unrealized/appreciation (depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

8 Annual Report 2008

Statement of Assets and Liabilities
December 31, 2008

Van Kampen NVIT
Real Estate Fund

Assets:
Investments, at value (cost $7,699,806)	$5,143,460
Repurchase agreements, at value and cost	186,270

Total Investments	5,329,730

Cash	1,784
Interest and dividends receivable	54,632
Receivable for capital shares issued	208,871
Receivable from adviser	19

Total Assets	5,595,036

Liabilities:
Payable for capital shares redeemed	8,347
Accrued expenses and other payables:
Investment advisory fees	5,404
Fund administration fees	205
Distribution fees	336
Administrative services fees	365
Custodian fees	80
Trustee fees	45
Compliance program costs (Note 3)	92
Professional fees	305
Printing fees	3,652
Other	684

Total Liabilities	19,515

Net Assets	$5,575,521

Represented by:
Capital	$8,727,518
Accumulated net realized losses from investment transactions	(595,651)
Net unrealized appreciation/(depreciation) from investments	(2,556,346)

Net Assets	$5,575,521

Net Assets:
Class I Shares	$3,776,313
Class II Shares	1,799,208

Total	$5,575,521

Shares outstanding (unlimited number of shares authorized):
Class I Shares	661,899
Class II Shares	316,269

Total	978,168

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$5.71
Class II Shares	$5.69 (a)

(a)	NAV shown differs from traded NAV at December 31, 2008 due to financial statement adjustments.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 9

Statement of Operations
For the Period Ended December 31, 2008

Van Kampen
NVIT Real
Estate Fund (a)

INVESTMENT INCOME:
Interest income	$3,533
Dividend income	114,104

Total Income	117,637

EXPENSES:
Investment advisory fees	25,227
Fund administration fees	1,636
Distribution fees Class II Shares	2,126
Administrative services fees Class I Shares	1,037
Administrative services fees Class II Shares	1,194
Custodian fees	303
Trustee fees	115
Compliance program costs (Note 3)	92
Professional fees	4,645
Printing fees	10,375
Other	2,777

Total expenses before reimbursed/waived expenses and earnings credit	49,527

Earnings credit (Note 4)	(19)
Expenses reimbursed by adviser	(14,613)

Net Expenses	34,895

NET INVESTMENT INCOME	82,742

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(595,651)
Net change in unrealized appreciation/(depreciation) from investments	(2,556,346)

Net realized/unrealized losses from investments	(3,151,997)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,069,255)

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10 Annual Report 2008

Statement of Changes in Net Assets

Van Kampen NVIT
Real Estate Fund

Period Ended
December 31, 2008 (a)
Operations:
Net investment income	$82,742
Net realized losses from investment transactions	(595,651)
Net change in unrealized appreciation/(depreciation) from investments	(2,556,346)

Change in net assets resulting from operations	(3,069,255)

Distributions to Shareholders From:
Net investment income:
Class I	(60,222)
Class II	(22,629)
Net realized gains:
Class I	–
Class II	–
Return of capital:
Class I	(64,889)
Class II	(28,533)

Change in net assets from shareholder distributions	(176,273)

Change in net assets from capital transactions	8,821,049

Change in net assets	5,575,521

Net Assets:
Beginning of period	–

End of period	$5,575,521

Accumulated undistributed net investment loss at end of period	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,055,444
Dividends reinvested	125,111
Cost of shares redeemed	(1,203,319)

Total Class I	5,977,236

Class II Shares
Proceeds from shares issued	3,201,109
Dividends reinvested	51,162
Cost of shares redeemed	(408,458)

Total Class II	2,843,813

Change in net assets from capital transactions	$8,821,049

SHARE TRANSACTIONS:
Class I Shares
Issued	789,164
Reinvested	20,660
Redeemed	(147,925)

Total Class I Shares	661,899

Class II Shares
Issued	362,430
Reinvested	8,692
Redeemed	(54,853)

Total Class II Shares	316,269

Total change in shares	978,168

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 11

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period indicated)

Van Kampen NVIT Real Estate Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset	Net	Unrealized									Ratio of	Investment	(Prior to
	Value,	Investment	Gains	Total	Net	Net	Return		Net Asset		Net Assets	Expenses to	Income	Reimbursements)
	Beginning	Income	(Losses) from	from	Investment	Realized	of	Total	Value, End	Total	at End of	Average Net	to Average	to Average	Portfolio
	of Period	(Loss)	Investments	Operations	Income (Loss)	Gains	Capital	Distributions	of Period	Return (a)	Period	Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Period Ended December 31, 2008 (e)	$10.00	0.12	(4.19)	(4.07)	(0.12)	–	(0.10)	(0.22)	$5.71	(40.88%)	$3,776,313	0.89%	2.20%	1.33%	19.78%

Class II Shares
Period Ended December 31, 2008 (e)	$10.00	0.12	(4.22)	(4.10)	(0.11)	–	(0.10)	(0.21)	$5.69	(41.07%)	$1,799,208	1.24%	2.62%	1.52%	19.78%
Amounts designated as “-” are zero or have been rounded to zero

(a)	Not annualized.
(b)	Annualized.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12 Annual Report 2008

Notes to Financial Statements
December 31, 2008

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Van Kampen NVIT Real Estate Fund (the “Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account

2008 Annual Report 13

Notes to Financial Statements (Continued)
December 31, 2008

relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. For example, money market securities, which are considered relatively less risky, are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

14 Annual Report 2008

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Level 2 — Other
Level 1 — Quoted		Significant		Level 3 — Significant
Prices		Observable Inputs		Unobservable Inputs		Total
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

$5,143,460	$—	$186,270	$—	$—	$—	$5,329,730	$—

*	Other financial instruments, if applicable, are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, and options, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain collateral with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(e)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

2008 Annual Report 15

Notes to Financial Statements (Continued)
December 31, 2008

Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) the Financial Accounting Standards Board (“FASB”) provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method for allocating income, fund level expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Van Kampen Asset Management (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule for the period ended December 31, 2008.

Fee Schedule	Total Fees

All Assets	0.70%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $14,366 for the period ended December 31, 2008.

NFA and the Fund have entered into a written Expense Limitation Agreement, that limits operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative service fees, other expenditures which are capitalized in accordance with GAAP and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not

16 Annual Report 2008

incurred in the ordinary course of the Fund’s business) from exceeding .85% in Expense Limitation Agreement for the Fund’s Class I and Class II shares.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreements at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreements. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of December 31, 2008, the cumulative potential reimbursements by the Fund were:

Amount
For the Period Ended
December 31, 2008 (a)

$14,613

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and paid to NFM.

Combined Fee Schedule*

Up to $1 billion	0.15%

$1 billion up to $3 billion	0.10%

$3 billion up to $8 billion	0.05%

$8 billion up to $10 billion	0.04%

$10 billion up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) pursuant to which Citi provides sub-administration services to the Fund. NFM has entered into an agreement with Citi pursuant to which Citi provides sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

2008 Annual Report 17

Notes to Financial Statements (Continued)
December 31, 2008

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II of the Fund.

For the period ended December 31, 2008, NFS received $1,866 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the period ended December 31, 2008, the Fund’s portion of such costs was $92.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the year ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Fund and other funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each fund that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the period ended December 31, 2008, (excluding short-term securities) the Fund had purchases of $6,410,871 and sales of $852,113.

6. Portfolio Investment Risks

Risks Associated with REIT and Real Estate Investments. Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no

18 Annual Report 2008

compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivates and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management has concluded that adoption of the Amendment did not impact the Fund’s financial statement disclosures.

9. Other

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the values of many mutual funds, including the Fund. Such events during this period have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG.

The Fund may hold the securities of or conduct business with these financial institutions. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s statement of investments, may expose investors to the negative (or positive) performance resulting from these and other events. U.S. government agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

10. Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2008, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Distributions paid from
		Net	Total		Total
	Ordinary	Long-Term	Taxable		Distributions
Year	Income	Capital Gains	Distributions	Return of Capital	Paid

2008	$82,851	$—	$82,851	$93,422	$176,273

2008 Annual Report 19

Notes to Financial Statements (Continued)
December 31, 2008

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

Total
Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

$—	$—	$—	$—	$—	$(487,492)	$(2,664,505)	$(3,151,997)

*	The difference between the book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of December 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

			Net Unrealized
Tax Cost	Unrealized	Unrealized	Appreciation
of Securities	Appreciation	Depreciation	(Depreciation)

$7,994,235	$49,946	$(2,714,451)	$(2,664,505)

As of December 31, 2008, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset capital gains, if any, to the extent provided by Treasury regulations.

Amount	Expires

$62,301	2016

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 1, 2009 post-October capital losses and post-October passive foreign investment company losses in the amount of $425,191.

20 Annual Report 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Variable Insurance Trust:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Van Kampen NVIT Real Estate Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2008 and the results of its operations, the changes in its net assets and the financial highlights for the period March 25, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2009

2008 Annual Report 21

Supplemental Information
(Unaudited)

1. Other Federal Tax Information (Unaudited)

For the taxable year ended December 31, 2008, the Fund paid 23.78% of income dividends that qualify for the dividends received deduction available to corporations.

22 Annual Report 2008

Management Information
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

			Number of
			Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has served as Chief Executive Officer of Sorrel Group (management consulting group) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2005 until December 2005; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST (formerly Mitchell Madison Group), until 2001. Ms. Dryden was a managing partner at Mitchell Madison Group from 1996 – 2001.	94	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000 and Chairman of Oppenheimer Funds Services from October 1999 to June 2000 and President & CEO from June 1992 to October 1999.	94	None

2008 Annual Report 23

Management Information (Continued)
(Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 – 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997
Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, Ohio-based foundation which manages over 1,300 individual endowment funds) since February 2002, and served as Board Member of Columbus Downtown Development Corporation from June 2002 to June 2006. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.
			94	None

24 Annual Report 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund
	with the Trust		Complex	Other
Name, Address	and Length of	Principal Occupation(s)	Overseen	Directorships
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Held by Trustee[2]
David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman Since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology orientated investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr Wetmore served as the COO, CEO and Chairman of the board of several publicly-held software and services companies and as the managing partner of a “big 8” public accounting firm.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFA, the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, are wholly-owned subsidiaries of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge by calling 800-848-0920.

2008 Annual Report 25

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000[4]	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[2]	94	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company[2]

Michael S. Spangler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1966	President and Chief Executive Officer since June 2008[5]
Mr. Spangler is the President and Chief Executive Officer of Nationwide Funds Group, which includes NFA,[2] Nationwide Fund Management LLC [2] and Nationwide Fund Distributors LLC [2], and is a Senior Vice President of Nationwide Financial Services, Inc.[2] From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.
			N/A	N/A

Stephen T. Grugeon Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Executive Vice President and Chief Operating Officer since June 2008[6]
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. [2] Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. [2] From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.[2]
			N/A	N/A

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group.[2] From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments.[2]
			N/A	N/A

26 Annual Report 2008

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Dorothy Sanders Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA.[2] She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide.[2] From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.
			N/A	N/A

Eric E. Miller Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments.[2]	N/A	N/A

Doff Meyer Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007). [2] From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.
			N/A	N/A

2008 Annual Report 27

Management Information (Continued)
(Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) of the Trust (Continued)

Number of
Portfolios in the
	Position(s) Held		Nationwide Fund	Other
	with the Trust		Complex	Directorships
Name, Address	and Length of	Principal Occupation(s)	Overseen	Held by
and Year of Birth	Time Served[1]	During Past Five Years	by Trustee	Trustee[3]
Michael Butler Nationwide Funds Group 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Vice President and Chief Distribution Officer since January 2008
Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President of Nationwide Fund Distributors LLC (since January 2008). [2] From January 2006 through April 2007, Mr. Butler was Vice President – Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President – Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	This position is held with an affiliated person or principal underwriter of the Trust.
[3]	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[4]	Mr. Shisler resigned as a Trustee of the Trust effective September 19, 2008.
[5]	Prior to June 30, 2008, Mr. Grugeon served as the Trust’s acting President and Chief Executive Officer. Prior to February 2008, Mr. John H. Grady was the President and Chief Executive Officer.
[6]	From February 2008 through June 2008, Mr. Grugeon also served as acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28 Annual Report 2008

Item 2. Code of Ethics.
Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).
The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.
If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.
During the period covered by the report, with respect to the registrant’s Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, except as noted hereinbelow, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code of Ethics definition enumerated in paragraph (b) of this Item 2.
During the period covered by the report, the registrant’s Code of Ethics: (1) was further revised, effective as of July 1, 2008, and as of November 1, 2008, to reflect the changes in the “Covered Officers” under the Code of Ethics (these revisions are not deemed to be material changes to the registrant’s Code of Ethics); and (2) was further amended, effective as of December 3, 2008, to clarify: (i) the role, responsibilities, and duties of “Covered Officers” and “Designated Persons” under the Code of Ethics; (ii) certain general principles and guiding principles set forth under the Code of Ethics; (iii) those conflict-of-interest situations that always should be discussed by a “Covered Officer” with an appropriate “Designated Person;” and (iv) the disclosure obligations of “Covered Officers.”
Item 3. Audit Committee Financial Expert.
(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:
(i) Has at least one audit committee financial expert serving on its audit committee; or
(ii) Does not have an audit committee financial expert serving on its audit committee.
(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:
(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or
(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-
2(a)(19)).
(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.
3(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on board’s audit committee.

3(a)(2) The audit committee financial expert of the registrant’s board of trustees is Charles E. Allen, who, for purposes of this Item 3 of Form N-CSR, is an “independent” trustee of the registrant.
Item 4. Principal Accountant Fees and Services.
     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
4(a) through 4(d): The information in the table below is provided for services rendered to the registrant by the registrant’s principal accountant, PricewaterhouseCoopers LLP (“PwC”), for the registrant’s fiscal years ended December 31, 2007, and December 31, 2008.

	2007		2008
Audit Fees	$494,626	(1)	$821,980
Audit-Related Fees	$16,800	(2)	$11,850	(4)
Tax Fees	$162,786	(3)	$241,620
All Other Fees	$0		$0

Total	$674,212		$1,075,450

(1)	Includes fees related to FIN 48.

(2)	Relates to security counts in accordance with Rule 17F-2.

(3)	Includes tax services provided for in-kind transfers from Nationwide Mutual Funds.

(4)	Relates to security counts in accordance with Rule 17F-2 and consents provided in connection with registration statements.
The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Nationwide Fund Advisors (“NFA”), and any service provider to the registrant controlling, controlled by, or under common control with NFA that provided ongoing services to the registrant (hereinafter referred to collectively as the “Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2007 and December 31, 2008.

	2007	2008
Audit-Related Fees	None	$17,700(2)
Tax Fees	$15,000(1)	48,880(3)
All Other Fees	None	None

Total	$15,000	$66,580

(1)	Relates to expatriate tax compliance and advisory services to NWD Investments, Inc., for employees on international assignment including local tax return preparation in overseas locations.

(2)	Relates to security counts in accordance with Rule 17F-2 for Nationwide Mutual Funds.

(3)	Relates to tax fees in connection with the review of distributions for twenty-six Nationwide Mutual Funds that merged into Aberdeen Funds.

     (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
4(e)(1) Pre-Approval Policies and Procedures. The Audit Committee (the “Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to NFA and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate the Committee’s responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at the Committee’s next regularly-scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).
The Committee also may establish detailed pre-approval policies and procedures for pre-approval of these services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than NFA or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all said permissible non-audit services provided to the registrant, NFA, and any Covered Services Provider constitutes not more than five percent (5%) of the total amount of revenues paid by the registrant to the registrant’s independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) these services are promptly brought to the attention of the Committee and approved by the Committee (or the Committee’s delegate(s)) prior to the completion of the audit.
4(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X, for the registrant’s fiscal years ended December 31, 2007, and December 31, 2008:

	2007	2008
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None
The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to NFA and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant’s fiscal years ended December 31, 2007, and December 31, 2008:

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

Total	N/A	N/A

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
4(f) Not Applicable: The percentage of hours expended to audit the registrant’s financial statements for the fiscal-year ended December 31, 2008, that were attributed to work performed by persons other than PwC’s full-time, permanent employees was not over fifty percent (50%).
     (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.
4(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal-years ended December 31, 2007, and December 31, 2008, were $0 and $0, respectively.
     (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
4(h) The registrant’s Audit Committee has considered whether the provision by PwC of non-audit services to NFA and Covered Services Providers, that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X because these services did not directly relate to the registrant’s operations and financial reporting, is compatible with maintaining PwC’s independence.
Item 5. Audit Committee of Listed Registrants.
(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.
Item 6. Investments.
(a)	File Schedule I — Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Instruction of paragraph (a)
     Schedule I — Investments In Securities of unaffiliated issuers filed under this Item must be audited, except that in the case of a report on this Form N-CSR as of the end of a fiscal half-year Schedule I — Investments in securities of unaffiliated issuers need not be audited.

(b)	If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:
(1)	Name of the issuer;

(2)	Exchange ticker symbol;

(3)	Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)	Total number of shares or, for debt securities, principal amount divested;

(5)	Date(s) that the securities were divested; and

(6)	If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing. This Item 6(b) shall terminate one year after the date on which the provisions of Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant of Section 12 of the Act.
This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules there under) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.
Not applicable. The registrant is an open-end management investment company, not a closed-end management investment company.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.
Not applicable. The registrant is an open-end management investment company, not a closed-end management investment company.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).
Not applicable. The registrant is an open-end management investment company, not a closed-end management investment company.
Item 10. Submission of Matters to a Vote of Security Holders.
Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The Independent Trustees and the Board of Trustees of the registrant adopted a formal, written “Policy Regarding Shareholder Submission of Trustee Candidates,” as well as a formal, written “Statement of Policy On Criteria For Selecting Trustees,” on June 9, 2005, and June 10, 2005, respectively. Neither this policy nor this statement of policy has been materially changed since the Board of Trustees adoption of the policy and the statement of policy, respectively. The Nominating and Fund Governance Committee of the Board of Trustees (the “NFGC”) and the Board of Trustees, however, on November 11, 2005, and January 12, 2006, respectively, approved amendments to this policy; these amendments to the policy, though, concern the criteria for selecting candidates for Trustees and the characteristics expected of candidates for Trustees, as set forth in the Exhibit A, “Statement of Policy On Criteria For Selecting Trustees,” to the policy and, arguably, may not be deemed to be material changes to the policy.
Item 11. Controls and Procedures.
     (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
     (b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).
     Certifications pursuant to Rule 30a-2(a) are attached hereto.
     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.
     Not applicable.

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.
     Certifications pursuant to Rule 30a-2(b) are furnished herewith.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*	/s/ JOSEPH FINELLI
	Name:	Joseph Finelli
	Title:	Principal Financial Officer
	Date:	March 3, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ MICHAEL S. SPANGLER
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	March 3, 2009

By (Signature and Title)*	/s/ JOSPEH FINELLI
	Name:	Joseph Finelli
	Title:	Principal Financial Officer
	Date:	March 3, 2009

*	Print the name and title of each signing officer under his or her signature.